UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington
, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                            811-09491

Allianz Variable Insurance Products Trust
 (Exact name of registrant as specified in charter)

5701 Golden Hills Drive, Minneapolis, MN 55416-1297
(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219-8000
(Name and address of agent for service)

Registrant’s telephone number, including area code:   800-624-0197

Date of fiscal year end: December 31

Date of reporting period: December 31, 2023

Item 1. Reports to Stockholders.

AZL® DFA International Core Equity Fund
Annual Report
December 31, 2023

AZL® DFA International Core Equity Fund
Management Discussion and Analysis

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Report of Independent Registered Public Accounting Firm

Other Federal Income Tax Information

Other Information

Approval of Investment Advisory and Subadvisory Agreements

Information about the Board of Trustees and Officers

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

1
AZL® DFA International Core Equity Fund Review (Unaudited)
Allianz Investment Management LLC
serves as the Manager for the AZL
®
DFA International Core Equity Fund and
Dimensional Fund Advisors LP serves as
Subadviser to the Fund.
What factors affected the Fund’s performance
during the year ended December 31, 2023?*
For the year ended December 31, 2023, the AZL DFA
International Core Equity Fund returned 15.93% (net of fees).
That performance compared to total returns of 18.85% for
the MSCI EAFE Index (gross dividends) and 18.60% for the
MSCI World ex-USA Index (gross dividends), the Fund’s primary benchmarks.
1
In U.S. dollar terms, developed market equities outside the
United States trailed U.S. equities, but outperformed equities in emerging markets during the year ended December 31, 2023.
Currency movements in developed markets were mixed, with
the Swiss franc appreciating relative to the U.S. dollar, while the
Japanese yen depreciated. Overall, currency movements had a
positive impact on returns in U.S. dollar-denominated terms.
Within the developed ex-U.S. equity universe, mid-cap
stocks outperformed small-cap stocks, and large-cap stocks
outperformed both. Across all market cap sizes, value stocks outperformed growth stocks, and lower-profitability stocks
outperformed higher-profitability stocks.
The Fund’s underperformance relative to its benchmarks was
primarily driven by its emphasis on small-cap stocks, which
underperformed mid- and large-cap stocks. The Fund also
includes Canadian stocks, which are not included in the MSCI
EAFE Index. Canadian stocks held by the Fund underperformed
the index during the period, hurting relative returns.
Past performance does not guarantee future results.
* The Fund’s portfolio composition is subject to change. There is no guarantee that any sectors mentioned will continue to
perform as described or that securities in such sectors will be held by the Fund in the future. The information contained in this commentary is for informational purposes only and should not be construed as a recommendation to purchase or sell
securities in the sector mentioned. The Fund’s holdings and
weightings are as of December 31, 2023.
1
For a complete description of the Fund’s performance
benchmark please refer to page 2 of this report.

2
AZL® DFA International Core Equity Fund Review (Unaudited)
Fund Objective
The Fund’s investment objective is to seek
long-term capital appreciation. This objective may
be changed by the Trustees of the Fund without
shareholder approval. The Fund seeks to achieve
its objective by investing at least 80% of its net
assets in equity securities.
Investment Concerns
Equity securities (stocks) are more volatile and
carry more risk than other forms of investments,
including investments in high-grade fixed income
securities. The net asset value per share of this
Fund will fluctuate as the value of the securities in
the portfolio changes.
International investing may involve risk of capital
loss from unfavorable fluctuations in currency
values, from differences in generally accepted
accounting principles or from economic or political
instability in other nations.
Small to mid-capitalization companies typically
have a higher risk of failure and historically have
experienced a greater degree of volatility.
Value-based investments are subject to the risk
that the broad market may not recognize their
intrinsic value.
Investing in a single industry or sector, or
concentrating investments in a limited number
of industries or sectors, tends to increase the
risk that economic, political, or regulatory
developments affecting certain industries or
sectors will have a large impact on the value of
the portfolio.
Investing in derivative instruments involves risks
that may be different from or greater than the risk
associated with investing directly in securities or
other traditional instruments.
For a complete description of these and other risks
associated with investing in the Fund, please refer
to the Fund’s prospectus.
Growth of $10,000 Investment
The chart above represents a comparison of a hypothetical investment in the Fund versus a similar investment in the Fund’s benchmarks and represents the reinvestment of dividends and capital gains in the Fund.
Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.Allianzlife.com.
The above expense ratio is based on the current Fund prospectus dated May 1, 2023. The Manager and the Fund have entered into a written agreement reducing the management fee to 0.65% through at least April 30, 2025. The Manager and the Fund have entered into a written contract limiting operating expenses, excluding certain expenses (such as interest expense), to
1.39% through April 30, 2025. Additional information pertaining to the December 31, 2023 expense ratio can be found in the
Financial Highlights.
The total return of the Fund does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Such charges, fees and tax payments would reduce the performance quoted. The Fund’s performance is measured against the MSCI EAFE Index and the MSCI World Ex-USA Index. The MSCI EAFE Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The MSCI World Ex-USA Index captures a large- and mid-capitalization representation across 22 of 23 developed markets countries, excluding the United States. The Indexes are unmanaged and do not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Index noted as “gross of withholding taxes” reflects the maximum possible reinvestment of dividends with no adjustment for withholding tax deductions or tax credits. The Index noted as “net of withholding taxes” reflects the reinvestment of dividends after the deduction of withholding taxes, using (for international indexes) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. The Fund’s performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index.
Average Annual Total Returns as of December 31, 2023
1 Year 3 Years 5 Years
Since
Inception
(4/27/2015)
  AZL
®
DFA International Core Equity Fund 15.93% 4.27% 7.98% 4.12%
  MSCI EAFE Index (net of withholding taxes) 18.24% 4.02% 8.16% 4.31%
  MSCI World Ex-USA Index (net of withholding taxes) 17.94% 4.42% 8.45% 4.38%
  MSCI EAFE Index (gross of withholding taxes) 18.85% 4.53% 8.69% 4.82%
  MSCI World Ex-USA Index (gross of withholding taxes) 18.60% 4.97% 9.02% 4.91%
Expense Ratio Gross
  AZL
®
DFA International Core Equity Fund 1.30%

AZL DFA International Core Equity Fund
3
Expense Examples
(Unaudited)
As a shareholder of the AZL DFA International Core Equity Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.
The
Actual Expense
table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The
Hypothetical Expense
table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Beginning
Account Value
7/1/23
Ending
Account Value
12/31/23
Expenses Paid
During Period
7/1/23 - 12/31/23*
Annualized Expense
Ratio During Period
7/1/23 - 12/31/23
AZL DFA International Core Equity Fund $1,000.00 $1,062.90 $5.46 1.05%
Beginning
Account Value
7/1/23
Ending
Account Value
12/31/23
Expenses Paid
During Period
7/1/23 - 12/31/23*
Annualized Expense
Ratio During Period
7/1/23 - 12/31/23
AZL DFA International Core Equity Fund $1,000.00 $1,019.91 $5.35 1.05%
* Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).
Portfolio Composition
(Unaudited)
Investments
Percent
of Net Assets
Industrials 18.7%
Financials 17.3
Consumer Discretionary 12.6
Materials 11.3
Energy 7.9
Health Care 7.4
Information Technology 7.3
Consumer Staples 7.0
Communication Services 4.7
Utilities 3.0
Real Estate 2.2
Total Common Stocks and Preferred Stocks 99.4
Warrant —
†
Right —
†
Unaffiliated Investment Companies 0.5
Total Investment Securities 99.9
Net other assets (liabilities) 0.1
Net Assets 100.0%
† Represents less than 0.05%.

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
December 31, 2023
4
See accompanying notes to the financial statements.
Shares Value
Common Stocks (98.9%):
Aerospace & Defense (1.0%):
2,680 Airbus SE $ 413,625
17,862 Austal, Ltd. 24,682
512 Avon Protection plc 5,546
17,326 Babcock International Group plc 87,019
6,910 BAE Systems plc 97,743
1,760 Bombardier, Inc., Class B* 70,684
2,289 CAE, Inc.* 49,412
7,684 Chemring Group plc 34,330
283 Dassault Aviation SA 55,991
116 Elbit Systems, Ltd. 24,670
89 FACC AG* 573
1,523 Hensoldt AG 41,041
2,300 Heroux-Devtek, Inc.* 26,387
1,072 INVISIO AB 20,814
865 Kongsberg Gruppen ASA 39,612
5,956 Leonardo SpA 98,250
394 LISI SA 10,287
4,014 MDA, Ltd.* 34,902
20,239 Melrose Industries plc 146,199
336 MTU Aero Engines AG 72,409
351 OHB SE* 16,647
12,902 QinetiQ Group plc 50,683
836 Rheinmetall AG 264,978
60,620 Rolls-Royce Holdings plc* 230,821
651 Saab AB, Class B 39,239
1,817 Safran SA 320,483
15,312 Senior plc 34,580
21,100 Singapore Technologies Engineering, Ltd. 62,110
1,222 Thales SA 180,704
2,554,421
Air Freight & Logistics (0.7%):
2,500 AZ-COM MARUWA Holdings, Inc. 27,051
4,417 bpost SA 22,754
2,607 Cia de Distribucion Integral Logista Holdings SA 70,540
6,355 CTT-Correios de Portugal SA 24,547
10,165 Deutsche Post AG 503,463
1,604 DSV A/S 282,212
6,382 Freightways Group, Ltd. 34,275
1,000 Hamakyorex Co., Ltd. 28,132
107 ID Logistics Group SACA* 36,169
4,998 InPost SA* 69,086
32,923 International Distributions Services plc* 114,115
20,500 Kerry Logistics Network, Ltd. 21,564
1,800 Konoike Transport Co., Ltd. 24,853
958 Mainfreight, Ltd. 41,928
900 Mitsui-Soko Holdings Co., Ltd. 29,963
2,600 NIPPON EXPRESS HOLDINGS, Inc. 147,556
783 Oesterreichische Post AG 28,265
17,789 PostNL NV 27,801
2,000 Sankyu, Inc. 73,314
900 SBS Holdings, Inc. 15,660
3,900 Senko Group Holdings Co., Ltd. 31,514
5,100 SG Holdings Co., Ltd. 73,062
51,000 Singapore Post, Ltd. 18,350
300 Tonami Holdings Co., Ltd. 9,578
400 Trancom Co., Ltd. 20,355
5,312 Wincanton plc 21,051
Shares Value
Common Stocks, continued
Air Freight & Logistics, continued
2,000 Yamato Holdings Co., Ltd. $ 36,913
1,834,071
Automobile Components (1.6%):
1,000 Aisan Industry Co., Ltd. 8,312
2,700 Aisin Corp. 94,088
7,300 Akebono Brake Industry Co., Ltd.* 5,800
1,027 AKWEL SADIR 18,314
2,503 ARB Corp, Ltd. 61,068
252 Autoneum Holding AG* 40,936
1,920 Brembo SpA 23,584
8,700 Bridgestone Corp. 359,363
1,647 Bulten AB 13,129
1,092 CIE Automotive SA 31,052
12,224 Cie Generale des Etablissements Michelin SCA 439,186
1,743 Cie Plastic Omnium SE 23,217
12,732 CIR SpA-Compagnie Industriali* 6,059
2,585 Continental AG 219,826
2,800 Daido Metal Co., Ltd. 10,899
2,400 Daikyonishikawa Corp. 11,607
5,400 Denso Corp. 81,006
7,732 Dometic Group AB(a) 69,099
20,239 Dowlais Group plc 27,475
1,800 Eagle Industry Co., Ltd. 20,376
673 EDAG Engineering Group AG 10,184
1,724 ElringKlinger AG 10,527
1,500 Exco Technologies, Ltd. 8,921
1,700 Exedy Corp. 31,189
2,300 FCC Co., Ltd. 28,300
342 Feintool International Holding AG, Registered Shares 7,382
7,092 Forvia SE* 161,109
1,000 F-Tech, Inc. 4,497
4,000 Futaba Industrial Co., Ltd. 22,863
6,562 Gestamp Automocion SA(a) 25,436
1,400 G-Tekt Corp. 16,992
6,206 GUD Holdings, Ltd. 50,586
232 Hella GmbH & Co. KGaA 21,125
1,600 HI-LEX Corp. 15,388
700 H-One Co., Ltd. 3,904
300 Imasen Electric Industrial 1,415
19,355 Johnson Electric Holdings, Ltd. 30,837
7,400 JTEKT Corp. 62,401
1,800 Kasai Kogyo Co., Ltd.* 2,453
267 Kendrion NV 3,565
2,500 Koito Manufacturing Co., Ltd. 38,846
25,060 Kongsberg Automotive ASA* 5,054
1,000 KYB Corp. 34,701
1,933 Linamar Corp. 93,404
6,013 Magna International, Inc. 355,316
1,104 Magna International, Inc. ADR 65,224
4,466 Martinrea International, Inc. 48,338
2,000 Mitsuba Corp. 13,837
2,500 Musashi Seimitsu Industry Co., Ltd. 26,683
4,300 NHK Spring Co., Ltd. 36,404
600 Nichirin Co., Ltd. 13,888
2,300 Nifco, Inc. 59,194
2,200 Nippon Seiki Co., Ltd. 17,833
3,500 Niterra Co., Ltd. 83,071
2,700 NOK Corp. 35,887

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
December 31, 2023
5
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Automobile Components, continued
5,012 Nokian Renkaat Oyj $ 45,716
800 NPR-RIKEN Corp. 12,596
2,600 Pacific Industrial Co., Ltd. 23,624
10,683 Pirelli & C SpA(a) 58,186
6,300 Press Kogyo Co., Ltd. 25,373
3,582 PWR Holdings, Ltd. 23,848
1,900 Sanoh Industrial Co., Ltd. 10,559
1,000 Seiren Co., Ltd. 17,551
2,400 Shoei Co., Ltd. 31,210
4,300 Stanley Electric Co., Ltd. 80,480
12,700 Sumitomo Electric Industries, Ltd. 161,204
2,900 Sumitomo Riko Co., Ltd. 21,647
6,500 Sumitomo Rubber Industries, Ltd. 70,401
300 T RAD Co., Ltd. 6,547
1,400 Tachi-S Co., Ltd. 17,807
800 Taiho Kogyo Co., Ltd. 4,495
8,119 TI Fluid Systems plc(a) 15,867
2,500 Tokai Rika Co., Ltd. 38,419
2,500 Topre Corp. 33,131
3,200 Toyo Tire Corp. 53,297
1,700 Toyoda Gosei Co., Ltd. 31,770
2,200 Toyota Boshoku Corp. 34,781
1,500 TPR Co., Ltd. 18,071
2,800 TS Tech Co., Ltd. 33,794
2,000 Unipres Corp. 13,460
9,310 Valeo SE 143,929
842 Vitesco Technologies Group AG* 72,677
4,300 Yokohama Rubber Co., Ltd. (The) 98,240
600 Yorozu Corp. 3,518
4,213,348
Automobiles (2.3%):
4,597 Bayerische Motoren Werke AG 511,227
398 Ferrari NV 134,124
488 Ferrari NV ADR 165,154
2,388 Honda Motor Co., Ltd., ADR 73,813
32,400 Honda Motor Co., Ltd. 334,965
15,200 Isuzu Motors, Ltd. 195,033
298 Knaus Tabbert AG 15,457
12,600 Mazda Motor Corp. 133,671
14,566 Mercedes-Benz Group AG 1,005,851
22,500 Mitsubishi Motors Corp. 71,318
31,400 Nissan Motor Co., Ltd. 122,587
2,700 Nissan Shatai Co., Ltd. 17,589
8,981 Piaggio & C SpA 29,535
5,773 Renault SA 236,188
16,532 Stellantis NV Milan 387,103
23,341 Stellantis NV Paris 547,100
17,300 Subaru Corp. 315,748
5,600 Suzuki Motor Corp. 241,085
66,420 Toyota Motor Corp. 1,219,430
294 Trigano SA 48,372
606 Volkswagen AG 79,249
9,185 Volvo Car AB, Class B* 29,738
23,400 Yamaha Motor Co., Ltd. 208,253
6,122,590
Banks (8.7%):
1,900 77 Bank, Ltd. (The) 46,728
6,117 ABN AMRO Bank NV(a) 91,899
Shares Value
Common Stocks, continued
Banks, continued
536 Addiko Bank AG $ 7,897
36,960 AIB Group plc 158,130
1,500 Akita Bank, Ltd. (The) 20,175
2,146 Aktia Bank Oyj 22,312
19,608 ANZ Group Holdings, Ltd. 345,372
3,500 Aozora Bank, Ltd.^ 75,875
3,450 Auswide Bank, Ltd. 12,074
1,000 Awa Bank, Ltd. (The) 16,692
12,077 Banca Monte dei Paschi di Siena SpA* 40,750
19,969 Banca Popolare di Sondrio SPA 129,196
61,495 Banco Bilbao Vizcaya Argentaria SA 560,227
37,367 Banco Bilbao Vizcaya Argentaria SA, ADR 340,413
63,397 Banco BPM SpA 334,695
374,521 Banco Comercial Portugues SA, Class R* 113,447
157,448 Banco de Sabadell SA 193,445
140,122 Banco Santander SA 584,854
12,954 Bank Hapoalim BM 116,476
24,597 Bank Leumi Le-Israel BM 198,392
30,859 Bank of East Asia, Ltd. (The) 38,042
974 Bank of Georgia Group plc 49,336
39,103 Bank of Ireland Group plc 354,402
900 Bank of Iwate, Ltd. (The) 15,938
1,920 Bank of Montreal 190,000
4,062 Bank of Montreal ADR 401,894
500 Bank of Nagoya, Ltd. (The) 19,290
4,166 Bank of Nova Scotia (The) 202,813
8,317 Bank of Nova Scotia (The) ADR 404,955
24,326 Bank of Queensland, Ltd. 100,567
2,000 Bank of the Ryukyus, Ltd. 15,682
23,719 Bankinter SA 151,774
71 Banque Cantonale de Geneve, Class BR 18,990
1,029 Banque Cantonale Vaudoise, Registered Shares 132,793
5,039 Barclays plc, ADR 39,707
196,917 Barclays plc 383,477
1,622 BAWAG Group AG(a) 86,137
16,528 Bendigo & Adelaide Bank, Ltd. 108,588
207 Berner Kantonalbank AG, Registered Shares 58,095
5,480 BNP Paribas SA 379,641
35,542 BOC Hong Kong Holdings, Ltd. 96,180
46,769 BPER Banca 156,272
53,120 CaixaBank SA 218,554
4,270 Canadian Imperial Bank of Commerce 205,620
5,363 Canadian Imperial Bank of Commerce ADR 258,175
4,227 Canadian Western Bank 98,489
5,000 Chiba Bank, Ltd. (The) 36,054
3,300 Chugin Financial Group, Inc. 23,394
6,677 Close Brothers Group plc 67,475
15,567 Commerzbank AG 184,875
8,906 Commonwealth Bank of Australia 676,643
16,100 Concordia Financial Group, Ltd. 73,440
8,122 Credit Agricole SA 115,231
2,729 Credito Emiliano SpA 24,221
16,000 Dah Sing Banking Group, Ltd. 10,316
5,600 Dah Sing Financial Holdings, Ltd. 11,461
1,900 Daishi Hokuetsu Financial Group, Inc. 51,589
10,300 Danske Bank A/S 275,164
14,092 DBS Group Holdings, Ltd. 356,125
5,279 DNB Bank ASA 112,198
1,600 Ehime Bank, Ltd. (The) 11,421

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
December 31, 2023
6
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Banks, continued
830 EQB, Inc. $ 54,646
4,209 Erste Group Bank AG 170,750
650 FIDEA Holdings Co., Ltd. 6,957
9,196 FinecoBank Banca Fineco SpA 138,149
3,600 First Bank of Toyama, Ltd. (The) 19,612
1,329 First International Bank Of Israel, Ltd. (The) 54,326
1,000 Fukui Bank, Ltd. (The) 11,667
2,200 Fukuoka Financial Group, Inc. 51,844
7,200 Gunma Bank, Ltd. (The) 35,175
9,200 Hachijuni Bank, Ltd. (The) 51,162
4,005 Hang Seng Bank, Ltd. 46,533
25,644 Heartland Group Holdings, Ltd. 23,959
5,200 Hirogin Holdings, Inc. 33,225
1,000 Hokkoku Financial Holdings, Inc. 32,742
4,500 Hokuhoku Financial Group, Inc. 48,616
60,883 HSBC Holdings plc 491,663
14,784 HSBC Holdings plc, ADR^ 599,343
9,400 Hyakugo Bank, Ltd. (The) 35,467
1,000 Hyakujushi Bank, Ltd. (The) 17,035
3 Hypothekarbank Lenzburg AG, Class R 14,625
23,474 ING Groep NV 351,363
71,373 Intesa Sanpaolo SpA 208,318
21,216 Israel Discount Bank, Ltd., Class A 106,253
5,400 Iyogin Holdings, Inc. 36,169
4,200 Japan Post Bank Co., Ltd. 42,761
620 Jimoto Holdings, Inc. 2,420
1,200 Juroku Financial Group, Inc. 31,597
1,487 Jyske Bank A/S, Registered Shares 106,527
7,716 KBC Group NV 500,584
5,800 Keiyo Bank, Ltd. (The) 27,954
400 Kita-Nippon Bank, Ltd. (The) 5,994
2,500 Kiyo Bank, Ltd. (The) 27,955
6,800 Kyoto Financial Group, Inc. 105,823
10,290 Kyushu Financial Group, Inc. 59,315
1,296 Laurentian Bank of Canada 27,262
562 Liechtensteinische Landesbank AG 44,218
109,681 Lloyds Banking Group plc, ADR 262,138
235,693 Lloyds Banking Group plc 142,691
583 Luzerner Kantonalbank AG, Registered Shares 49,944
27,470 Mebuki Financial Group, Inc. 83,336
10,038 Mediobanca Banca di Credito Finanziario SpA 124,175
72,300 Mitsubishi UFJ Financial Group, Inc. 622,280
800 Miyazaki Bank, Ltd. (The) 14,836
2,692 Mizrahi Tefahot Bank, Ltd. 104,432
15,980 Mizuho Financial Group, Inc. 273,348
1,300 Musashino Bank, Ltd. (The) 24,492
5,245 MyState, Ltd. 11,215
1,300 Nanto Bank, Ltd. (The) 22,462
28,191 National Australia Bank, Ltd. 587,856
7,632 National Bank of Canada 581,804
41,554 NatWest Group plc 115,953
12,364 NatWest Group plc, ADR 69,609
4,800 Nishi-Nippon Financial Holdings, Inc. 55,356
14,112 Nordea Bank Abp 174,607
7,280 Nordea Bank Abp Helsinki 90,240
3,381 Norion Bank AB* 14,542
7,300 North Pacific Bank, Ltd. 18,304
1,800 Ogaki Kyoritsu Bank, Ltd. (The) 24,076
1,000 Oita Bank, Ltd. (The) 17,806
Shares Value
Common Stocks, continued
Banks, continued
820 Okinawa Financial Group, Inc. $ 13,606
17,746 Oversea-Chinese Banking Corp., Ltd. 174,357
5,215 Permanent TSB Group Holdings plc* 9,782
1,522 Procrea Holdings, Inc. 20,244
28,000 Public Financial Holdings, Ltd. 5,778
4,183 Raiffeisen Bank International AG 86,251
31,675 Resona Holdings, Inc. 160,435
1,300 Ringkjoebing Landbobank A/S 190,874
2,181 Royal Bank of Canada 220,586
6,129 Royal Bank of Canada ADR 619,826
1,190 San ju San Financial Group, Inc. 15,290
6,200 San-In Godo Bank, Ltd. (The) 43,598
11,600 Senshu Ikeda Holdings, Inc. 26,571
24,900 Seven Bank, Ltd. 52,951
1,300 Shiga Bank, Ltd. (The) 32,129
1,000 Shikoku Bank, Ltd. (The) 6,791
400 Shimizu Bank, Ltd. (The) 4,363
6,600 Shizuoka Financial Group, Inc. 55,843
12,683 Skandinaviska Enskilda Banken AB, Class A 174,646
11,484 Societe Generale SA 306,134
3,454 Spar Nord Bank A/S 54,516
2,034 SpareBank 1 Sorost-Norge 12,813
3,098 SpareBank 1 SR-Bank ASA 39,304
523 Sparekassen Sjaelland-Fyn A/S 15,505
119 St Galler Kantonalbank AG, Registered Shares 69,566
33,482 Standard Chartered plc 283,169
8,200 Sumitomo Mitsui Financial Group, Inc. 399,480
4,400 Sumitomo Mitsui Trust Holdings, Inc. 84,394
8,000 Suruga Bank, Ltd. 44,064
9,765 Svenska Handelsbanken AB, Class A 106,024
6,063 Swedbank AB, Class A 122,544
2,815 Sydbank AS 122,700
1,511 TBC Bank Group plc 54,460
6,500 Toho Bank, Ltd. (The) 13,213
1,100 Tokyo Kiraboshi Financial Group, Inc. 30,912
7,500 TOMONY Holdings, Inc. 20,804
4,977 Toronto-Dominion Bank (The) 321,632
5,540 Toronto-Dominion Bank (The) ADR 357,995
2,100 Towa Bank, Ltd. (The) 9,011
6,200 Tsukuba Bank, Ltd. 10,865
69,079 Unicaja Banco SA(a) 67,887
13,825 UniCredit SpA 374,990
13,027 United Overseas Bank, Ltd. 280,447
743 Valiant Holding AG 84,304
30,944 Vestjysk Bank A/S 17,856
54,554 Virgin Money UK plc 113,902
239 Walliser Kantonalbank, Registered Shares 30,987
22,910 Westpac Banking Corp. 356,428
1,600 Yamagata Bank, Ltd. (The) 12,094
3,900 Yamaguchi Financial Group, Inc. 34,858
1,800 Yamanashi Chuo Bank, Ltd. (The) 21,445
6 Zuger Kantonalbank AG, Class BR 53,948
22,573,750
Beverages (1.0%):
1,669 AG Barr plc 10,907
1,900 Andrew Peller, Ltd., Class A 6,611
6,975 Anheuser-Busch InBev SA/NV 450,569
2,700 Asahi Group Holdings, Ltd. 100,510
9,774 Britvic plc 104,762

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
December 31, 2023
7
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Beverages, continued
14,400 Budweiser Brewing Co. APAC, Ltd.(a) $ 26,885
14,772 C&C Group plc 28,697
1,432 Carlsberg AS, Class B 179,518
4,300 Coca-Cola Bottlers Japan Holdings, Inc. 61,688
3,112 Coca-Cola Europacific Partners plc 206,988
1,524 Coca-Cola HBC AG 44,726
1,957 Davide Campari-Milano NV, Class M 22,068
8,372 Diageo plc 303,964
1,581 Diageo plc, ADR 230,289
812 Fevertree Drinks plc 10,833
1,672 Heineken NV 170,095
1,000 Ito En, Ltd. 30,337
2,300 Kirin Holdings Co., Ltd. 33,679
109 Laurent-Perrier 14,562
653 Olvi Oyj, A Shares 20,218
814 Pernod Ricard SA 143,920
2,850 Primo Water Corp. 42,936
1,600 Primo Water Corp. ADR 24,080
1,827 Royal Unibrew A/S 122,020
800 Sapporo Holdings, Ltd. 35,247
1,700 Suntory Beverage & Food, Ltd. 56,013
4,800 Takara Holdings, Inc. 42,072
9,074 Treasury Wine Estates, Ltd. 66,448
2,590,642
Biotechnology (0.3%):
24,100 AnGes, Inc.*^ 12,300
86 Argenx SE* 32,676
418 Basilea Pharmaceutica AG, Registered Shares* 17,551
1,271 Bavarian Nordic A/S* 33,524
1,455 BioGaia AB, B Shares 14,557
760 Clinuvel Pharmaceuticals, Ltd. 8,267
931 CSL, Ltd. 181,468
765 Galapagos NV* 31,143
684 Genmab A/S* 217,914
1,500 GNI Group, Ltd.* 30,012
2,347 Grifols SA* 40,221
9,021 Mesoblast, Ltd.* 1,896
2,600 PeptiDream, Inc.* 27,308
176 Pharma Mar SA 7,983
20,503 Pharming Group NV* 23,308
4,999 PureTech Health plc* 12,366
1,725 Swedish Orphan Biovitrum AB* 45,707
2,800 Takara Bio, Inc. 24,825
1,652 Vitrolife AB 31,996
1,155 Zealand Pharma A/S* 63,847
858,869
Broadline Retail (0.8%):
1,600 ASKUL Corp. 24,337
29,631 B&M European Value Retail SA 210,995
1,900 Belluna Co., Ltd. 8,370
1,759 Canadian Tire Corp., Ltd., Class A 186,827
4,097 Dollarama, Inc. 295,285
6,374 Europris ASA(a) 48,141
24,372 Harvey Norman Holdings, Ltd. 69,615
3,200 Isetan Mitsukoshi Holdings, Ltd. 34,745
1,000 Izumi Co., Ltd. 25,624
9,100 J. Front Retailing Co., Ltd. 82,620
2,000 Mercari, Inc.* 36,878
Shares Value
Common Stocks, continued
Broadline Retail, continued
30,000 Metro Holdings, Ltd. $ 11,824
47,139 Myer Holdings, Ltd.^ 19,187
1,879 Next plc 193,933
2,500 Pan Pacific International Holdings Corp. 59,507
5,787 Prosus NV 172,528
1,591 Puuilo Oyj 15,682
6,100 Rakuten Group, Inc. 27,108
4,000 Ryohin Keikaku Co., Ltd. 66,823
2,200 Seria Co., Ltd. 40,940
4,500 Takashimaya Co., Ltd. 61,209
24,280 THG plc* 26,246
2,195 Tokmanni Group Corp. 35,438
3,646 Warehouse Group, Ltd. (The) 3,710
7,709 Wesfarmers, Ltd. 299,163
4,000 Wing On Co. International, Ltd. 6,188
2,062,923
Building Products (1.3%):
5,900 AGC, Inc. 218,698
2,028 Arbonia AG 23,274
3,060 Assa Abloy AB, Class B 88,188
225 Belimo Holding AG, Class R 124,152
2,400 Bunka Shutter Co., Ltd. 23,877
1,706 Carel Industries SpA(a) 46,828
1,800 Central Glass Co., Ltd. 33,958
8,839 Cie de Saint-Gobain SA 653,523
1,900 Daikin Industries, Ltd. 308,679
130 dormakaba Holding AG 70,269
17,426 Fletcher Building, Ltd. 52,642
44 Forbo Holding AG, Registered Shares 55,194
491 Geberit AG, Registered Shares 315,667
5,784 Genuit Group plc 29,675
12,753 GWA Group, Ltd. 19,442
7,079 Inrom Construction Industries, Ltd. 20,772
2,938 Inwido AB 39,535
5,198 James Halstead plc 13,474
2,056 Kingspan Group plc 177,661
1,586 Lindab International AB 31,316
8,200 Lixil Corp. 102,481
687 LU-VE SpA 17,514
297 Meier Tobler Group AG 13,085
1,773 Munters Group AB(a) 28,768
2,170 Nibe Industrier AB, Class B 15,343
2,400 Nichias Corp. 57,594
1,100 Nichiha Corp. 23,077
4,900 Nippon Sheet Glass Co., Ltd.* 19,859
1,400 Nitto Boseki Co., Ltd. 45,354
2 Norcros plc 5
1,552 Nordic Waterproofing Holding AB 25,315
1,500 Noritz Corp. 16,050
1,400 Okabe Co., Ltd. 7,257
27,554 Reliance Worldwide Corp., Ltd. 82,953
238 ROCKWOOL A/S, Class A 69,675
329 ROCKWOOL A/S, Class B 96,263
1,900 Sankyo Tateyama, Inc. 10,523
6,000 Sanwa Holdings Corp. 90,667
47 Schweiter Technologies AG 29,013
700 Sekisui Jushi Corp. 12,320
900 Shin Nippon Air Technologies Co., Ltd. 15,200
1,800 Sinko Industries, Ltd. 33,985

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
December 31, 2023
8
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Building Products, continued
3,824 Systemair AB $ 29,858
1,800 Takara Standard Co., Ltd. 20,799
1,400 Takasago Thermal Engineering Co., Ltd. 31,942
1,500 TOTO, Ltd. 39,498
7,093 Tyman plc 28,365
3,919 Volution Group plc 21,580
42,797 Xinyi Glass Holdings, Ltd. 47,933
533 Zehnder Group AG, Registered Shares 34,024
3,413,124
Capital Markets (3.0%):
14,575 3i Group plc 448,565
24,792 ABG Sundal Collier Holding ASA 16,591
59,785 abrdn plc 135,822
3,200 AGF Management, Ltd., Class B 18,622
1,600 Aizawa Securities Group Co., Ltd. 13,238
8,821 AJ Bell plc 35,121
2,161 Allfunds Group plc 15,384
903 Altamir 23,739
912 Amundi SA(a) 62,361
7,128 Anima Holding SpA(a) 31,526
13,034 Ashmore Group plc 36,948
921 ASX, Ltd. 39,505
2,170 Avanza Bank Holding AB 50,264
3,117 Azimut Holding SpA 81,483
1,895 Banca Generali SpA 70,375
521 Bellevue Group AG, Class BR 15,183
5,672 Bridgepoint Group plc, Registered Shares(a) 20,090
3,300 Brookfield Corp. 132,384
614 Brookfield Corp. ADR 24,634
563 Brooks Macdonald Group plc 14,030
1,962 Bure Equity AB 55,622
2,497 Canaccord Genuity Group, Inc. 14,323
6,882 CI Financial Corp. 77,188
120 Cie Financiere Tradition SA, Class BR 16,846
5,668 CMC Markets plc(a) 7,581
13,000 Daiwa Securities Group, Inc. 87,141
25,588 Deutsche Bank AG, Registered Shares 349,197
5,196 Deutsche Bank AG ADR, Registered Shares 70,406
552 Deutsche Beteiligungs AG 17,885
1,217 Deutsche Boerse AG 250,530
1,167 DWS Group GmbH & Co. KGaA(a) 44,832
4,307 EFG International AG 55,335
170 eQ Oyj 2,934
868 EQT Holdings, Ltd. 15,049
1,799 Euronext NV(a) 156,190
4,000 Fiera Capital Corp. 18,386
3,587 flatexDEGIRO AG* 44,223
838 Flow Traders, Ltd. 16,610
10,649 GAM Holding AG* 4,956
2,674 Georgia Capital plc* 34,807
896 Gimv NV 43,808
2,400 GMO Financial Holdings, Inc. 12,790
1,175 Guardian Capital Group, Ltd., Class A 39,252
142,000 Guotai Junan International Holdings, Ltd. 10,893
148,767 Haitong International Securities Group, Ltd.* 28,764
11,864 Hargreaves Lansdown plc 110,528
7,794 Hong Kong Exchanges & Clearing, Ltd. 266,683
1,131 HUB24, Ltd. 27,655
5,100 iFAST Corp., Ltd. 31,685
Shares Value
Common Stocks, continued
Capital Markets, continued
13,629 IG Group Holdings plc $ 132,743
1,732 IGM Financial, Inc. 45,767
4,298 Impax Asset Management Group plc 30,109
27,344 Insignia Financial, Ltd. 43,390
6,881 IntegraFin Holdings plc 26,534
3,735 Intermediate Capital Group plc 79,792
14,474 Investec plc 97,693
49,718 IP Group plc 36,664
1,700 IwaiCosmo Holdings, Inc. 22,110
3,400 JAFCO Group Co., Ltd. 39,702
7,500 Japan Exchange Group, Inc. 158,263
5,624 Julius Baer Group, Ltd. 316,107
17,082 Jupiter Fund Management plc 20,261
800 Kyokuto Securities Co., Ltd. 5,451
2,122 Liontrust Asset Management plc 17,000
1,458 London Stock Exchange Group plc 172,322
500 M&A Capital Partners Co., Ltd. 8,620
1,600 Macquarie Group, Ltd. 199,360
3,050 Magellan Financial Group, Ltd. 19,244
42,213 Man Group plc 124,809
2,300 Marusan Securities Co., Ltd. 13,731
6,300 Matsui Securities Co., Ltd. 32,717
2,900 Mito Securities Co., Ltd.* 8,638
3,035 MLP SE 18,558
5,700 Monex Group, Inc. 28,971
376 Mutares SE & Co. KGaA 14,693
6,844 Navigator Global Investments, Ltd. 5,904
5,471 Netwealth Group, Ltd. 57,180
17,199 Ninety One plc 40,119
43,100 Nomura Holdings, Inc. 194,298
1,900 Nordnet AB (publ) 32,247
16,993 NZX, Ltd. 11,761
7,300 Okasan Securities Group, Inc. 35,373
2,947 Onex Corp. 205,816
289 Partners Group Holding AG 417,953
4,002 Perpetual, Ltd. 69,216
4,165 Pinnacle Investment Management Group, Ltd. 28,467
11,593 Platinum Asset Management, Ltd. 10,459
2,595 Polar Capital Holdings plc 15,370
38,911 Quilter plc(a) 50,988
1,470 Rathbones Group plc 32,496
9,785 Ratos AB, B Shares 35,100
3,700 SBI Holdings, Inc. 83,002
14,703 Schroders plc 80,240
11,400 Singapore Exchange, Ltd. 84,761
840 Sparx Group Co., Ltd. 9,577
700 Sprott, Inc. 23,712
5,100 St James's Place plc 44,282
700 Strike Co., Ltd. 23,850
420 Swissquote Group Holding SA, Registered Shares 102,456
2,584 Tamburi Investment Partners SpA 26,527
4,279 Tel Aviv Stock Exchange, Ltd. 22,843
1,383 Tikehau Capital SCA 31,450
2,055 TMX Group, Ltd. 49,711
8,500 Tokai Tokyo Financial Holdings, Inc. 31,657
4,000 Toyo Securities Co., Ltd. 8,547
37,521 TP ICAP Group plc 93,239
22,703 UBS Group AG 705,337
1,472 UBS Group AG ADR 45,485

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
December 31, 2023
9
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Capital Markets, continued
21,420 UOB-Kay Hian Holdings, Ltd. $ 21,761
22,000 Value Partners Group, Ltd. 6,023
1,528 Van Lanschot Kempen NV 47,683
1,065 Vontobel Holding AG, Class R 69,042
245 VP Bank AG, Class A 25,535
393 VZ Holding AG 45,904
7,836,584
Chemicals (3.7%):
900 Achilles Corp. 9,836
1,800 Aica Kogyo Co., Ltd. 43,614
1,597 Air Liquide SA 310,625
6,800 Air Water, Inc. 93,029
2,053 Akzo Nobel NV 169,608
700 Arakawa Chemical Industries, Ltd. 5,037
2,166 Arkema SA 246,355
1,200 Artience Co., Ltd. 22,330
22,100 Asahi Kasei Corp. 163,555
1,100 ASAHI YUKIZAI Corp. 29,436
9,319 BASF SE 501,743
1,939 Borregaard ASA 32,730
400 C Uyemura & Co., Ltd. 31,248
52,400 China Sunsine Chemical Holdings, Ltd. 15,677
2,229 Chr Hansen Holding A/S 186,894
2,200 Chugoku Marine Paints, Ltd. 25,758
1,600 CI Takiron Corp. 7,440
4,288 Clariant AG, Registered Shares 63,492
839 Corbion NV 17,959
5,228 Covestro AG*(a) 304,043
885 Croda International plc 56,861
1,000 Dai Nippon Toryo Co., Ltd. 7,225
8,200 Daicel Corp. 79,241
900 Dainichiseika Color & Chemicals Manufacturing
Co., Ltd. 16,100
3,200 Denka Co., Ltd. 56,564
3,300 DIC Corp. 64,754
2,257 DSM-Firmenich AG 229,769
18,377 Elementis plc* 29,863
13,127 Elkem ASA(a) 27,333
57 EMS-Chemie Holding AG 46,182
8,516 Ercros SA 24,828
9,485 Essentra plc 20,495
7,616 Evonik Industries AG 155,478
1,150 FUCHS SE 41,186
1,500 Fujimi, Inc. 33,208
300 Fujimori Kogyo Co., Ltd. 8,023
700 Fuso Chemical Co., Ltd. 20,672
59 Givaudan SA, Registered Shares 245,515
200 Gurit Holding AG, Class BR* 19,462
3,671 Hexpol AB 44,575
700 Hodogaya Chemical Co., Ltd. 18,437
11,659 ICL Group, Ltd. 58,884
71,308 Incitec Pivot, Ltd. 137,759
1,500 Ishihara Sangyo Kaisha, Ltd. 14,285
1,000 JCU Corp. 28,164
5,147 Johnson Matthey plc 111,238
700 JSP Corp. 9,087
1,200 JSR Corp. 34,192
1,900 Kaneka Corp. 48,172
1,300 Kansai Paint Co., Ltd. 22,134
Shares Value
Common Stocks, continued
Chemicals, continued
3,300 Kanto Denka Kogyo Co., Ltd. $ 20,026
600 KeePer Technical Laboratory Co., Ltd. 29,571
1,600 KEIWA, Inc.^ 14,482
2,983 Kemira Oyj 55,263
1,400 KH Neochem Co, Ltd. 22,481
1,500 Koatsu Gas Kogyo Co., Ltd. 9,426
2,000 Konishi Co., Ltd. 19,138
3,400 Kumiai Chemical Industry Co., Ltd. 19,432
11,400 Kuraray Co., Ltd. 115,079
1,800 Kureha Corp. 36,714
2,747 LANXESS AG 85,986
549 Lenzing AG* 21,542
1,300 Lintec Corp. 25,310
400 MEC Co., Ltd. 12,413
1,100 Methanex Corp. 52,040
929 Methanex Corp. ADR 43,997
42,800 Mitsubishi Chemical Group Corp. 261,571
4,600 Mitsubishi Gas Chemical Co., Inc. 73,717
2,600 Mitsui Chemicals, Inc. 76,899
12,400 Nanofilm Technologies International, Ltd. 8,573
800 Nihon Kagaku Sangyo Co., Ltd. 8,030
2,300 Nihon Nohyaku Co., Ltd. 10,519
2,600 Nihon Parkerizing Co., Ltd. 20,924
600 Nippon Chemical Industrial Co., Ltd. 7,956
3,100 Nippon Kayaku Co., Ltd. 29,531
2,100 Nippon Paint Holdings Co., Ltd. 16,926
1,400 Nippon Pillar Packing Co., Ltd. 44,078
3,100 Nippon Sanso Holdings Corp. 82,680
700 Nippon Shokubai Co., Ltd. 26,975
800 Nippon Soda Co., Ltd. 30,744
1,900 Nissan Chemical Corp. 73,980
1,900 Nitto Denko Corp. 141,675
1,300 NOF Corp. 64,475
3,778 Novozymes A/S, B Shares 208,054
16,188 Nufarm, Ltd. 57,395
8,231 Nutrien, Ltd. 463,766
3,137 Nutrien, Ltd. ADR 176,707
2,984 OCI NV 86,739
500 Okamoto Industries, Inc. 17,610
600 Okura Industrial Co., Ltd. 10,846
14,912 Orica, Ltd. 161,525
900 Osaka Organic Chemical Industry, Ltd. 17,243
700 Osaka Soda Co., Ltd. 47,975
1,958 Recticel SA 22,915
6,500 Resonac Holdings Corp. 129,192
2,800 Riken Technos Corp. 16,756
500 Sakai Chemical Industry Co., Ltd. 6,634
2,400 Sakata INX Corp. 23,048
700 Sanyo Chemical Industries, Ltd. 21,004
900 Sekisui Kasei Co., Ltd. 3,095
1,100 Shikoku Kasei Holdings Corp. 13,973
18,100 Shin-Etsu Chemical Co., Ltd. 756,438
1,800 Shin-Etsu Polymer Co., Ltd. 21,352
558 Sika AG, Registered Shares 182,372
1,125 SOL SpA 34,561
3,243 Solvay SA, Class A 99,296
400 Stella Chemifa Corp. 9,155
900 Sumitomo Bakelite Co., Ltd. 47,119
21,900 Sumitomo Chemical Co., Ltd. 53,353

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
December 31, 2023
10
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Chemicals, continued
300 Sumitomo Seika Chemicals Co., Ltd. $ 10,600
3,243 Syensqo SA* 337,416
275 Symrise AG 30,244
4,585 Synthomer plc* 11,079
700 T Hasegawa Co., Ltd. 15,368
1,200 T&K Toka Co., Ltd. 12,200
1,800 Taiyo Holdings Co., Ltd. 39,636
600 Takasago International Corp. 14,828
2,100 Tanaka Chemical Corp.* 13,522
600 Tayca Corp. 5,830
6,900 Teijin, Ltd. 65,243
500 Tenma Corp. 7,873
625 Tessenderlo Group SA 19,495
2,400 Toagosei Co., Ltd. 23,307
7,500 Tokai Carbon Co., Ltd. 54,423
2,200 Tokuyama Corp. 37,228
1,800 Tokyo Ohka Kogyo Co., Ltd. 39,529
20,600 Toray Industries, Inc. 107,238
4,700 Tosoh Corp. 59,909
3,400 Toyobo Co., Ltd. 25,446
2,500 UBE Corp. 40,646
6,147 Umicore SA 168,918
700 Valqua, Ltd. 20,540
2,109 Victrex plc 40,871
473 Wacker Chemie AG 59,686
1,938 Yara International ASA 68,892
4,100 Zeon Corp. 38,069
9,608,407
Commercial Services & Supplies (1.2%):
800 Aeon Delight Co., Ltd. 20,173
84,323 AMA Group, Ltd.* 4,017
1,123 Befesa SA(a) 43,644
896 Bilfinger SE 34,440
1,670 Black Diamond Group, Ltd. 10,298
600 Boyd Group Services, Inc. 126,118
20,065 Brambles, Ltd. 185,743
3,798 Bravida Holding AB(a) 30,546
200 Calian Group, Ltd. 8,648
300 Central Security Patrols Co., Ltd. 5,409
338 Cewe Stiftung & Co. KGAA 37,760
45,478 Cleanaway Waste Management, Ltd. 83,180
3,808 Coor Service Management Holding AB(a) 16,495
2,400 CTS Co., Ltd. 11,054
2,500 Dai Nippon Printing Co., Ltd. 73,779
1,100 Daiseki Co., Ltd. 30,467
6,041 De La Rue plc* 6,670
3,731 Derichebourg SA 21,040
2,180 Dexterra Group, Inc. 9,478
262 DO & CO AG 38,882
25,522 Downer EDI, Ltd. 76,203
1,100 Duskin Co., Ltd. 26,125
12,359 Element Fleet Management Corp. 201,117
7,916 Elis SA 165,599
300 GDI Integrated Facility Services, Inc.* 8,283
2,400 GFL Environmental, Inc. 82,802
435 GL Events SACA 9,422
900 Inaba Seisakusho Co., Ltd. 9,346
2,297 Intrum AB 16,029
1,400 Inui Global Logistics Co., Ltd. 10,742
Shares Value
Common Stocks, continued
Commercial Services & Supplies, continued
6,544 ISS A/S $ 124,944
1,800 Itoki Corp. 17,123
1,900 Japan Elevator Service Holdings Co., Ltd. 31,421
14,225 Johnson Service Group plc 25,658
1,700 Kokuyo Co., Ltd. 27,609
400 Kyodo Printing Co., Ltd. 9,153
2,302 Lassila & Tikanoja Oyj 24,894
2,739 Loomis AB 73,001
700 Matsuda Sangyo Co., Ltd. 11,877
5,449 Mears Group plc 21,482
39,904 Mitie Group plc 50,399
2,000 Mitsubishi Pencil Co., Ltd. 29,610
1,400 NAC Co., Ltd. 9,846
15,900 Nippon Parking Development Co., Ltd. 21,609
1,600 Okamura Corp. 24,678
1,100 Oyo Corp. 15,968
4,100 Park24 Co., Ltd.* 52,408
1,100 Pilot Corp. 32,727
2,400 Prestige International, Inc. 10,186
22,243 Prosegur Cash SA(a) 13,179
13,654 Prosegur Cia de Seguridad SA 26,535
981 RB Global, Inc. 65,654
4,183 Renewi plc* 33,935
8,156 Rentokil Initial plc 46,312
900 Sato Holdings Corp. 13,475
952 Sdiptech AB* 25,590
95 Seche Environnement SACA 11,535
700 Secom Co., Ltd. 50,324
7,485 Securitas AB, Class B 73,478
26,399 Serco Group plc 54,343
3,154 Smart Metering Systems plc 37,686
895 Societe BIC SA 62,101
11,000 Sohgo Security Services Co., Ltd. 63,265
4,783 SPIE SA 149,992
700 Studio Alice Co., Ltd. 10,436
1,300 Takara & Co., Ltd. 25,053
1,817 Takkt AG 27,099
3,880 TOPPAN Holdings, Inc. 107,969
2,000 TRE Holdings Corp. 15,569
800 Waste Connections, Inc. 119,472
418 Waste Connections, Inc. ADR 62,395
3,113,499
Communications Equipment (0.3%):
2,301 ADTRAN Holdings, Inc. 16,889
485 Adtran Networks SE* 10,708
700 Aiphone Co., Ltd. 13,404
700 DKK Co., Ltd. 11,019
700 Evertz Technologies, Ltd. 7,360
1,021 HMS Networks AB 50,566
500 Icom, Inc. 12,739
23,787 Nokia Oyj, ADR 81,351
40,815 Nokia Oyj 140,206
10,200 Quarterhill, Inc. 15,012
418 RTX A/S* 4,272
10,363 Spirent Communications plc 16,239
684 Telefonaktiebolaget LM Ericsson, Class A 4,340
43,290 Telefonaktiebolaget LM Ericsson, Class B 273,670
510 Vantiva SA* 66

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
December 31, 2023
11
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Communications Equipment, continued
5,700 VTech Holdings, Ltd. $ 34,474
692,315
Construction & Engineering (1.9%):
705 Ackermans & van Haaren NV 123,775
5,678 ACS Actividades de Construccion y Servicios SA 251,999
3,353 Aecon Group, Inc. 33,077
1,375 AF Gruppen ASA 16,799
600 Asanuma Corp. 16,405
1,130 Ashtrom Group, Ltd. 17,576
1,410 Badger Infrastructure Solutions, Ltd. 43,325
16,103 Balfour Beatty plc 67,856
1,400 Bird Construction, Inc. 15,216
16,800 Boustead Singapore, Ltd. 10,938
6,254 Bouygues SA 236,125
209 Burkhalter Holding AG 23,039
4,600 Chiyoda Corp.* 11,096
1,700 Chudenko Corp. 31,039
494 Cie d'Entreprises CFE 4,163
2,621 COMSYS Holdings Corp. 57,715
6,098 Costain Group plc 4,911
500 CTI Engineering Co., Ltd. 18,602
1,000 Dai-Dan Co., Ltd. 10,098
900 Daiho Corp. 23,690
335 Deme Group NV 41,219
3,135 Eiffage SA 336,468
2,280 Elecnor SA 49,227
44 Electra, Ltd./Israel 18,709
7,737 Eltel AB*(a) 5,133
37,002 Empresas ICA SAB de CV*(b) —
2,600 EXEO Group, Inc. 57,718
937 Ferrovial SE 34,201
440 Fudo Tetra Corp. 7,047
4,855 Fugro NV* 92,907
200 Fukuda Corp. 7,125
4,363 Galliford Try Holdings plc 12,470
3,400 Hazama Ando Corp. 26,852
600 Hibiya Engineering, Ltd. 10,487
935 HOCHTIEF AG 103,523
783 Implenia AG, Registered Shares 28,407
5,936 INFRONEER Holdings, Inc. 58,985
5,765 Instalco AB 23,401
700 Integrated Design & Engineering Holdings Co., Ltd. 16,781
4,600 JGC Holdings Corp. 52,940
5,838 Johns Lyng Group, Ltd. 24,253
5,300 Kajima Corp. 88,272
3,000 Kandenko Co., Ltd. 29,276
3,807 Keller Group plc 42,609
19,638 Kier Group plc* 26,739
2,500 Kinden Corp. 42,417
15,900 Koninklijke BAM Groep NV 42,696
1,929 Koninklijke Heijmans NV 25,917
1,600 Kumagai Gumi Co., Ltd. 40,873
5,316 Maire Tecnimont SpA 28,893
31,500 MECOM Power and Construction, Ltd.* 1,216
1,700 Meisei Industrial Co., Ltd. 12,902
3,300 MIRAIT ONE Corp. 43,435
3,871 Monadelphous Group, Ltd. 39,039
1,922 Morgan Sindall Group plc 54,115
6,701 Mota-Engil SGPS SA 29,313
Shares Value
Common Stocks, continued
Construction & Engineering, continued
3,087 NCC AB, Class B $ 38,518
1,000 Nichireki Co., Ltd. 17,119
1,600 Nippon Densetsu Kogyo Co., Ltd. 22,551
500 Nippon Road Co., Ltd. (The) 7,252
1,000 Nishimatsu Construction Co., Ltd. 27,818
20,879 NRW Holdings, Ltd. 42,218
9,700 Obayashi Corp. 83,761
41,702 Obrascon Huarte Lain SA* 20,753
1,100 Okumura Corp. 36,486
8,600 Oriental Shiraishi Corp. 20,716
3,037 OX2 AB* 16,612
5,969 Peab AB, Class B 33,832
8,700 Penta-Ocean Construction Co., Ltd. 48,862
726 Per Aarsleff Holding A/S 34,674
1,500 Raito Kogyo Co., Ltd. 20,110
2,400 Raiznext Corp. 25,930
2,472 Renew Holdings plc 27,082
10,081 Sacyr SA 34,805
1,900 Sanki Engineering Co., Ltd. 23,561
1,700 Seikitokyu Kogyo Co., Ltd. 19,856
40,165 Service Stream, Ltd. 25,716
16,220 Severfield plc 13,126
3,211 Shapir Engineering and Industry, Ltd. 20,648
4,869 Shikun & Binui, Ltd.* 13,769
6,700 Shimizu Corp. 44,525
1,500 Shinnihon Corp. 12,056
700 SHO-BOND Holdings Co., Ltd. 31,071
5,098 Skanska AB, Class B 92,265
1,962 SNC-Lavalin Group, Inc. 63,174
761 Stantec, Inc. 61,103
1,244 Stantec, Inc. ADR 99,756
267 Strabag SE* 12,201
600 Sumitomo Densetsu Co., Ltd. 11,648
6,980 Sumitomo Mitsui Construction Co., Ltd. 19,635
3,299 Sweco AB, Class B 44,216
700 Taihei Dengyo Kaisha, Ltd. 22,157
800 Taikisha, Ltd. 23,184
2,000 Taisei Corp. 68,305
1,400 Takamatsu Construction Group Co., Ltd. 27,449
400 Tekken Corp. 5,686
900 TOA Corp. Tokyo 22,637
800 TOA ROAD Corp. 37,882
1,630 Tobishima Corp. 15,115
6,900 Toda Corp. 45,586
400 Toenec Corp. 12,941
1,000 Tokyo Energy & Systems, Inc. 7,410
5,100 Tokyu Construction Co., Ltd. 28,788
1,100 Totetsu Kogyo Co., Ltd. 24,693
4,300 Toyo Construction Co., Ltd. 36,327
2,100 Toyo Engineering Corp.* 11,734
3,936 Veidekke ASA 39,622
12,426 Ventia Services Group Pty, Ltd. 26,569
4,543 Vinci SA 570,493
900 Wakachiku Construction Co., Ltd. 18,842
3,364 Worley, Ltd. 39,901
1,241 WSP Global, Inc. 173,978
1,700 Yahagi Construction Co., Ltd. 16,261
1,200 Yokogawa Bridge Holdings Corp. 21,534

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
December 31, 2023
12
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Construction & Engineering, continued
1,200 Yurtec Corp. $ 9,545
5,047,073
Construction Materials (1.0%):
13,883 Adbri, Ltd.* 28,346
1,800 Asia Pile Holdings Corp. 8,959
8,279 Boral, Ltd.* 30,343
4,781 Breedon Group plc 22,046
2,976 Brickworks, Ltd. 56,588
2,616 Buzzi SpA 79,543
5,942 CRH plc 409,397
6,726 CRH plc ADR 465,170
15,999 CSR, Ltd. 71,778
6,288 Forterra plc(a) 14,147
1,160 H+H International A/S, Class B* 15,257
2,630 Heidelberg Materials AG 234,954
6,397 Holcim AG 502,491
13,005 Ibstock plc(a) 25,050
979 Imerys SA 30,788
4,832 James Hardie Industries plc, Series CDI* 186,466
400 Krosaki Harima Corp. 33,205
600 Maeda Kosen Co., Ltd. 12,897
5,422 Marshalls plc 19,284
2,500 Nippon Concrete Industries Co., Ltd. 5,679
2,500 Shinagawa Refractories Co., Ltd. 30,363
22,814 SigmaRoc plc* 15,538
1,500 Sumitomo Osaka Cement Co., Ltd. 39,388
3,500 Taiheiyo Cement Corp. 71,984
1,300 TYK Corp. 3,928
998 Vicat SACA 36,195
2,043 Wienerberger AG 68,169
2,517,953
Consumer Finance (0.3%):
10,300 Acom Co., Ltd. 25,714
4,300 AEON Financial Service Co., Ltd. 38,525
7,800 Aiful Corp. 20,992
8,198 Axactor ASA* 4,098
1,411 Cembra Money Bank AG 110,238
1,607 Credit Corp. Group, Ltd. 17,661
5,300 Credit Saison Co., Ltd. 97,266
18,226 FleetPartners Group, Ltd.* 37,739
500 goeasy, Ltd. 59,650
873 Gruppo MutuiOnline SpA 30,787
2,616 H&T Group plc 14,394
5,740 Hoist Finance AB*(a) 21,163
17,800 Hong Leong Finance, Ltd. 33,716
14,415 International Personal Finance plc 21,888
8,929 Isracard, Ltd. 31,789
5,602 J Trust Co., Ltd. 18,193
900 Jaccs Co., Ltd. 33,052
3,200 Marui Group Co., Ltd. 53,495
1,520 Orient Corp. 11,525
213,600 Oshidori International Holdings, Ltd.* 5,508
2,100 Premium Group Co., Ltd. 27,039
4,452 Resurs Holding AB(a) 10,545
9,714 Solvar, Ltd. 8,719
38,000 Sun Hung Kai & Co., Ltd. 11,909
Shares Value
Common Stocks, continued
Consumer Finance, continued
10,046 Vanquis Banking Group plc $ 16,540
762,145
Consumer Staples Distribution & Retail (2.2%):
702 Acomo NV 13,591
5,300 Aeon Co., Ltd. 118,265
3,600 Aeon Hokkaido Corp. 23,625
1,000 Ain Holdings, Inc. 31,697
5,972 Alimentation Couche-Tard, Inc. 351,721
1,200 Arcs Co., Ltd. 23,657
1,537 Axfood AB 41,641
800 Axial Retailing, Inc. 23,544
600 Belc Co., Ltd. 26,593
10,008 Carrefour SA 183,143
1,100 Cawachi, Ltd. 20,687
15,521 Coles Group, Ltd. 170,027
2,403 Colruyt Group NV 108,397
300 Cosmos Pharmaceutical Corp. 34,642
1,300 Create SD Holdings Co., Ltd. 28,224
500 Daikokutenbussan Co., Ltd. 26,665
12,300 DFI Retail Group Holdings, Ltd. 29,453
439 DocMorris AG* 38,820
5,051 Empire Co., Ltd. 133,623
18,838 Endeavour Group, Ltd. 66,747
1,000 G-7 Holdings, Inc. 8,494
500 Genky DrugStores Co., Ltd. 19,334
1,093 George Weston, Ltd. 135,707
8,123 GrainCorp, Ltd., Class A 40,278
3,300 H2O Retailing Corp. 35,690
500 Halows Co., Ltd. 15,188
1,600 Heiwado Co., Ltd. 24,174
5,227 HelloFresh SE* 82,782
10,000 Hong Kong Technology Venture Co., Ltd.* 3,382
200 Itochu-Shokuhin Co., Ltd. 11,198
44,541 J Sainsbury plc 171,401
3,547 Jeronimo Martins SGPS SA 90,176
600 JM Holdings Co., Ltd. 9,423
600 Kato Sangyo Co., Ltd. 19,521
2,693 Kesko Oyj, Class A 53,567
9,365 Kesko Oyj, Class B 185,575
2,100 Kobe Bussan Co., Ltd. 61,983
15,019 Koninklijke Ahold Delhaize NV 431,175
500 Lawson, Inc. 25,810
800 Life Corp. 18,722
2,314 Loblaw Cos., Ltd. 224,047
215 M Yochananof & Sons, Ltd. 9,437
89,548 Marks & Spencer Group plc 310,388
2,340 MatsukiyoCocokara & Co. 41,365
39,937 Metcash, Ltd. 94,847
4,561 METRO AG* 31,769
3,017 Metro, Inc. 156,190
600 Ministop Co., Ltd. 6,509
900 Mitsubishi Shokuhin Co., Ltd. 30,586
1,200 Nihon Chouzai Co., Ltd. 11,906
1,801 North West Co., Inc. (The) 53,382
4,602 Ocado Group plc* 44,209
1,100 Oisix ra daichi, Inc.* 10,594
3,500 Okuwa Co., Ltd. 20,511
10,925 Olam Group, Ltd. 8,597
1,200 Qol Holdings Co., Ltd. 14,103

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
December 31, 2023
13
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Consumer Staples Distribution & Retail, continued
337 Rami Levy Chain Stores Hashikma Marketing 2006,
Ltd. $ 18,818
1,000 Retail Partners Co., Ltd. 11,798
600 San-A Co., Ltd. 19,361
12,200 Seven & i Holdings Co., Ltd. 483,250
28,900 Sheng Siong Group, Ltd. 35,024
4,880 Shufersal, Ltd.* 23,258
1,454 Sligro Food Group NV 25,517
38,447 Sonae SGPS SA 38,396
1,000 Sugi Holdings Co., Ltd. 45,921
2,200 Sundrug Co., Ltd. 70,611
99,925 Tesco plc 369,557
1,100 Tsuruha Holdings, Inc. 100,733
2,100 United Super Markets Holdings, Inc. 15,142
2,200 Valor Holdings Co., Ltd. 38,023
1,400 Watahan & Co., Ltd. 14,092
2,600 Welcia Holdings Co., Ltd. 45,423
8,899 Woolworths Group, Ltd. 225,155
800 YAKUODO Holdings Co., Ltd. 15,427
700 Yamatane Corp. 12,215
700 Yaoko Co., Ltd. 40,012
2,800 Yokorei Co., Ltd. 20,797
5,675,312
Containers & Packaging (0.7%):
5,896 Billerud Aktiebolag 60,112
4,231 Cascades, Inc. 40,653
3,383 CCL Industries, Inc. 152,157
2,123 Corticeira Amorim SGPS SA 21,423
49,509 DS Smith plc 194,057
2,100 FP Corp. 44,182
1,900 Fuji Seal International, Inc. 23,072
1,000 Hokkan Holdings, Ltd. 11,521
4,029 Huhtamaki Oyj 163,371
282 Mayr Melnhof Karton AG 39,433
4,993 Metsa Board Oyj 39,637
47,019 Orora, Ltd. 83,170
500 Pack Corp. (The) 11,982
6,607 Pact Group Holdings, Ltd.* 3,851
5,300 Rengo Co., Ltd. 35,288
6,352 SIG Group AG 146,244
9,501 Smurfit Kappa Group plc 374,495
500 Taisei Lamick Co., Ltd. 10,271
600 Tomoku Co., Ltd. 9,120
3,900 Toyo Seikan Group Holdings, Ltd. 63,127
3,570 Transcontinental, Inc., Class A 36,915
3,356 Verallia SA(a) 129,696
750 Vetropack Holding AG 34,947
413 Vidrala SA 42,772
1,500 Winpak, Ltd. 46,305
840 Zignago Vetro SpA 13,235
1,831,036
Distributors (0.1%):
1,200 Arata Corp. 26,394
13,299 Bapcor, Ltd. 49,965
1,300 Central Automotive Products, Ltd. 38,338
143 D'ieteren Group 27,969
1,000 Doshisha Co., Ltd. 14,758
4,313 Headlam Group plc 11,866
Shares Value
Common Stocks, continued
Distributors, continued
10,557 Inchcape plc $ 95,927
500 Media Do Co., Ltd.* 5,103
1,000 PALTAC Corp. 31,687
85 Tadiran Group, Ltd. 6,312
308,319
Diversified Consumer Services (0.2%):
3,986 AcadeMedia AB(a) 20,482
900 Aucnet, Inc. 11,640
2,060 Auction Technology Group plc* 13,665
2,800 Benesse Holdings, Inc. 51,702
33,000 EC Healthcare 7,344
44,648 G8 Education, Ltd. 35,851
1,700 IBJ, Inc. 8,537
3,637 IDP Education, Ltd. 49,479
1,200 LITALICO, Inc. 17,496
17,243 ME GROUP INTERNATIONAL plc 27,411
1,700 Park Lawn Corp. 25,329
2,872 Pearson plc, ADR 35,297
10,656 Pearson plc 130,819
25,000 Perfect Medical Health Management, Ltd. 10,590
900 QB Net Holdings Co., Ltd. 9,560
2,600 Riso Kyoiku Co., Ltd. 4,180
459,382
Diversified Telecommunication Services (2.1%):
500 BCE, Inc. 19,688
492 BCE, Inc. ADR 19,375
36,338 Bezeq The Israeli Telecommunication Corp., Ltd. 49,554
219,345 BT Group plc 344,484
2,538 Cellnex Telecom SA(a) 100,266
9,678 Chorus, Ltd. 48,029
90,000 CITIC Telecom International Holdings, Ltd. 37,884
400 Cogeco, Inc. 17,260
50,555 Deutsche Telekom AG 1,213,878
3,680 Elisa Oyj 170,637
1,192 Eurotelesites AG* 4,773
2,209 Gamma Communications plc 31,619
14,874 Helios Towers plc* 16,898
27,500 HKBN, Ltd. 12,269
121,295 HKT Trust & HKT, Ltd. 145,097
3,276 Infrastrutture Wireless Italiane SpA(a) 41,489
2,700 Internet Initiative Japan, Inc. 55,069
44,409 Koninklijke KPN NV 152,859
1,449 Liberty Global, Ltd., Class A* 25,749
2,495 Liberty Global, Ltd., Class C* 46,507
41,300 NETLINK NBN TRUST 26,320
147,500 Nippon Telegraph & Telephone Corp. 180,107
8,252 NOS SGPS SA 29,156
64,571 Orange SA 734,490
628 Ovzon AB* 904
143,202 PCCW, Ltd. 76,249
4,024 Proximus SADP 37,817
2,826 Quebecor, Inc., Class B 67,232
4,571 RAI Way SpA(a) 25,788
22,500 Singapore Telecommunications, Ltd. 42,058
12,201 Spark New Zealand, Ltd. 39,950
12,209 Superloop, Ltd.* 5,564
721 Swisscom AG, Registered Shares 433,996
144,076 Telecom Italia SpA, Savings Share* 48,185

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
December 31, 2023
14
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Diversified Telecommunication Services, continued
354,298 Telecom Italia SpA/Milano* $ 115,267
37,534 Telefonica Deutschland Holding AG 97,442
144,059 Telefonica SA 565,601
4,768 Telekom Austria AG 40,267
2,520 Telenor ASA 28,952
60,032 Telia Co. AB 153,184
36,908 Telstra Group, Ltd. 99,425
680 TELUS Corp. 12,102
11,015 TPG Telecom, Ltd. 38,776
7,091 Tuas, Ltd.* 15,420
3,213 United Internet AG 81,677
900 Usen-Next Holdings Co., Ltd. 25,630
1,900 Vision, Inc.* 16,543
5,591,486
Electric Utilities (1.2%):
620 Acciona SA 91,553
457 BKW AG 81,351
6,100 Chubu Electric Power Co., Inc. 78,720
3,800 Chugoku Electric Power Co., Inc. (The) 27,203
7,000 CK Infrastructure Holdings, Ltd. 38,895
6,564 CLP Holdings, Ltd. 54,106
8,510 Contact Energy, Ltd. 43,047
28,319 EDP - Energias de Portugal SA 143,056
324 Elia Group SA/NV 40,556
2,600 Emera, Inc. 98,709
4,828 Endesa SA 98,421
75,038 Enel SpA 558,446
240 Energiedienst Holding AG, Registered Shares 10,993
1,538 EVN AG 48,374
3,034 Fortis, Inc. 124,827
1,708 Fortis, Inc. ADR 70,250
13,929 Fortum Oyj 202,108
17,413 Genesis Energy, Ltd. 27,560
64,500 HK Electric Investments & HK Electric Investments,
Ltd. 38,881
7,700 Hokkaido Electric Power Co., Inc. 34,037
3,500 Hokuriku Electric Power Co.* 18,160
3,200 Hydro One, Ltd.(a) 95,886
17,815 Iberdrola SA 232,955
4,900 Kansai Electric Power Co., Inc. (The) 64,903
7,200 Kyushu Electric Power Co., Inc. 52,255
3,464 Manawa Energy, Ltd. 9,387
1,800 Okinawa Electric Power Co., Inc. (The) 14,219
24,174 Origin Energy, Ltd. 139,487
744 Orsted AS(a) 41,089
12,000 Power Assets Holdings, Ltd. 69,474
5,809 Redeia Corp. SA 95,731
275 Romande Energie Holding SA 17,993
3,300 Shikoku Electric Power Co., Inc. 23,654
4,340 SSE plc 102,365
13,299 Terna - Rete Elettrica Nazionale 110,947
8,300 Tohoku Electric Power Co., Inc. 56,404
14,400 Tokyo Electric Power Co. Holdings, Inc.* 75,182
667 Verbund AG 62,003
3,193,187
Electrical Equipment (1.3%):
17,436 ABB, Ltd., Registered Shares 775,070
3,582 Accelleron Industries AG 112,076
Shares Value
Common Stocks, continued
Electrical Equipment, continued
138 Alfen N.V.*(a) $ 9,197
6,056 Ballard Power Systems, Inc.* 22,443
38 Carlo Gavazzi Holding AG, Registered Shares 14,473
600 Chiyoda Integre Co., Ltd. 11,889
700 Daihen Corp. 31,934
1,300 Denyo Co., Ltd. 21,351
947 DiscoverIE Group plc 9,509
299 Energiekontor AG 27,289
5,261 Fagerhult Group AB 34,484
1,900 Fuji Electric Co., Ltd. 81,416
6,000 Fujikura, Ltd. 45,976
2,400 Furukawa Electric Co., Ltd. 37,633
1,200 Futaba Corp. 4,452
485 GARO AB 2,109
1,600 GS Yuasa Corp. 22,453
3,993 Hexatronic Group AB 10,848
400 Hirakawa Hewtech Corp. 3,754
751 Huber + Suhner AG, Registered Shares 60,752
1,600 Idec Corp./Japan 32,506
1,530 Legrand SA 159,343
3,200 Mabuchi Motor Co., Ltd. 52,978
892 Mersen SA 34,682
8,600 Mitsubishi Electric Corp. 121,420
15,831 NEL ASA* 10,716
971 Nexans SA 85,023
900 NIDEC Corp. 36,682
500 Nippon Carbon Co., Ltd. 15,530
1,500 Nitto Kogyo Corp. 38,219
2,233 NKT A/S*^ 153,356
2,005 Nordex SE* 23,012
17 Phoenix Mecano AG, Registered Shares* 8,773
2,550 PNE AG 39,017
2,276 Prysmian SpA 103,752
400 Sanyo Denki Co., Ltd. 17,744
1,538 Schneider Electric SE 309,635
1,000 SEC Carbon, Ltd. 16,611
2,150 SGL Carbon SE* 15,438
8,637 Siemens Energy AG* 114,434
5,778 Signify NV(a) 193,535
1,000 Sinfonia Technology Co., Ltd. 14,739
1,500 SWCC Corp. 30,324
900 Takaoka Toko Co., Ltd. 13,451
1,055 Tera Light, Ltd.* 2,105
1,412 TKH Group NV 61,870
600 Toyo Tanso Co., Ltd. 20,290
3,400 Ushio, Inc. 48,726
5,395 Vestas Wind Systems A/S* 171,543
4,251 Volex plc 17,253
3,301,815
Electronic Equipment, Instruments & Components (1.7%):
2,100 A&D HOLON Holdings Co., Ltd. 26,708
600 Ai Holdings Corp. 9,930
5,560 Alps Alpine Co., Ltd. 48,292
247 ALSO Holding AG, Registered Shares 73,842
1,800 Amano Corp. 42,584
3,300 Anritsu Corp. 31,760
1,200 Arisawa Manufacturing Co., Ltd. 8,916
883 AT&S Austria Technologie & Systemtechnik AG 25,696
1,100 Azbil Corp. 36,257

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
December 31, 2023
15
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
868 Barco NV $ 15,891
675 Basler AG 8,722
900 Canon Electronics, Inc. 13,049
1,300 Canon Marketing Japan, Inc. 39,319
4,904 Celestica, Inc.* 143,652
157 Cicor Technologies, Ltd., Registered Shares* 9,301
5,800 Citizen Watch Co., Ltd. 34,483
3,400 CMK Corp. 19,961
3,981 Codan, Ltd./Australia 23,156
198 Comet Holding AG, Class R 62,695
10,000 Cowell e Holdings, Inc.* 29,664
2,100 Dexerials Corp. 61,090
4,918 Dicker Data, Ltd. 40,025
17,772 Dustin Group AB*(a) 17,369
1,100 Elematec Corp. 13,644
2,721 Esprinet SpA 16,506
13,329 Fingerprint Cards AB, Class B* 2,280
113,000 FIT Hon Teng, Ltd.*^(a) 17,027
2,100 Furuno Electric Co., Ltd. 27,624
400 Hagiwara Electric Holdings Co., Ltd. 13,760
500 Hakuto Co., Ltd. 19,204
2,389 Halma plc 69,398
1,600 Hamamatsu Photonics KK 65,593
8,681 Hexagon AB, Class B 104,626
500 Hioki EE Corp. 22,337
300 Hirose Electric Co., Ltd. 33,909
1,200 Hochiki Corp. 14,877
900 Horiba, Ltd. 70,135
2,600 Hosiden Corp. 31,620
2,000 Ibiden Co., Ltd. 110,193
1,122 Incap Oyj* 9,616
76 Inficon Holding AG, Registered Shares 109,153
400 I-PEX, Inc. 4,360
1,000 Iriso Electronics Co., Ltd. 26,164
1,800 Japan Aviation Electronics Industry, Ltd. 41,033
1,100 Japan Cash Machine Co., Ltd. 10,266
1,027 Jenoptik AG 32,261
700 Kaga Electronics Co., Ltd. 30,319
800 Keyence Corp. 350,725
1,422 Kitron ASA 4,685
1,200 Koa Corp. 13,148
5,200 Kyocera Corp. 75,596
3,500 Kyosan Electric Manufacturing Co., Ltd. 11,690
5,339 Lagercrantz Group AB, B Shares 71,889
527 Landis+Gyr Group AG 47,699
19 LEM Holding SA, Registered Shares 46,942
900 Macnica Holdings, Inc. 47,240
300 Maruwa Co., Ltd. 62,467
1,900 Maxell, Ltd. 21,007
900 Meiko Electronics Co., Ltd. 26,449
2,414 Midwich Group plc 13,452
15,000 Murata Manufacturing Co., Ltd. 316,829
978 Mycronic AB 27,917
6,697 NCAB Group AB 48,773
267 Nedap NV 18,865
2,800 Nichicon Corp. 25,697
2,200 Nihon Dempa Kogyo Co., Ltd. 19,543
600 Nippon Chemi-Con Corp.* 5,573
3,400 Nippon Electric Glass Co., Ltd. 72,994
Shares Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
3,400 Nippon Signal Company, Ltd. $ 23,359
1,800 Nissha Co., Ltd. 18,763
600 Nohmi Bosai, Ltd. 9,349
685 Note AB* 10,142
21,631 Novonix, Ltd.* 10,551
3,600 Oki Electric Industry Co., Ltd. 23,302
1,200 Omron Corp. 55,728
1,200 Optex Group Co., Ltd. 15,164
3,000 Osaki Electric Co., Ltd. 13,606
1,467 Oxford Instruments plc 42,751
4,407 Pricer AB, Class B* 3,421
324 Renishaw plc 14,814
1,100 Restar Holdings Corp. 21,940
600 Riken Keiki Co., Ltd. 29,228
1,400 RYODEN Corp. 25,805
1,100 Ryosan Co., Ltd. 36,556
1,800 Satori Electric Co., Ltd. 25,047
315 Sensirion Holding AG*(a) 31,313
221 Sesa SpA 30,081
400 Shibaura Electronics Co., Ltd. 15,770
3,300 Shimadzu Corp. 91,970
1,200 Shinko Shoji Co., Ltd. 9,883
2,000 Siix Corp. 20,677
3,256 Softwareone Holding AG 63,560
1,453 Spectris plc 69,718
6,120 Strix Group plc 5,810
2,000 Sumida Corp. 16,322
700 Suzuden Corp. 11,645
700 Tachibana Eletech Co., Ltd. 13,601
1,900 Taiyo Yuden Co., Ltd. 50,189
2,500 Tamura Corp. 9,813
3,800 TDK Corp. 180,161
245 Telsys, Ltd. 16,014
1,200 Tokyo Electron Device, Ltd. 43,010
4,300 Topcon Corp. 46,111
1,300 Toyo Corp. 13,022
7,103 TT Electronics plc 14,124
100 V Technology Co., Ltd. 2,008
536 Vaisala Oyj, A Shares 23,514
6,400 Venture Corp., Ltd. 65,936
44,000 VSTECS Holdings, Ltd. 24,768
2,200 Yokogawa Electric Corp. 41,795
1,100 Yokowo Co., Ltd. 11,086
4,348,874
Energy Equipment & Services (0.4%):
7,314 Akastor ASA* 8,397
5,393 Aker Solutions ASA 22,304
4,735 Borr Drilling, Ltd.* 34,850
2,991 BW Offshore, Ltd. 6,608
3,100 Calfrac Well Services, Ltd.* 10,459
5,874 CES Energy Solutions Corp. 15,296
29,491 CGG SA* 19,524
6,058 Enerflex, Ltd. 28,029
8,606 Ensign Energy Services, Inc.* 14,095
106,730 Ezion Holdings, Ltd.*(b) —
6,704 Hunting plc 25,286
29,391 John Wood Group plc* 64,107
15,579 MMA Offshore, Ltd.* 19,785
1,000 Modec, Inc.* 16,407

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
December 31, 2023
16
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Energy Equipment & Services, continued
145 Noble Corp. plc $ 7,010
1,842 North American Construction Group, Ltd. 38,442
7,269 Odfjell Drilling, Ltd. 28,164
1,211 Odfjell Technology, Ltd. 6,605
4,150 Pason Systems, Inc. 50,650
7,745 Petrofac, Ltd.*^ 3,673
21,614 PGS ASA* 18,248
518 Precision Drilling Corp.* 28,134
6,132 SBM Offshore NV 84,495
174 Schoeller-Bleckmann Oilfield Equipment AG 8,492
7,582 Secure Energy Services, Inc. 53,965
3,900 Shawcor, Ltd.* 44,625
10,677 Shelf Drilling, Ltd.*(a) 30,505
3,620 Subsea 7 SA 52,789
5,115 Technip Energies NV 119,368
2,437 Tecnicas Reunidas SA* 22,456
1,938 Tenaris SA 33,692
1,084 Tenaris SA, ADR 37,680
2,965 TGS ASA 38,544
900 Total Energy Services, Inc. 5,136
400 Toyo Kanetsu KK 10,956
13,311 Trican Well Service, Ltd. 41,393
6,232 Vallourec SACA* 96,688
1,146,857
Entertainment (0.5%):
800 Akatsuki, Inc. 14,325
900 Avex, Inc. 8,717
9,790 Bollore SE 61,300
2,427 Borussia Dortmund GmbH & Co. KGaA* 9,647
2,600 Capcom Co., Ltd. 83,968
4,900 COLOPL, Inc.* 20,511
2,362 CTS Eventim AG & Co. KGaA 163,177
1,800 Daiichikosho Co., Ltd. 26,580
3,100 DeNA Co., Ltd. 30,221
4,217 Embracer Group AB* 11,539
5,146 EVT, Ltd. 42,750
649 G5 Entertainment AB 10,054
2,400 Gree, Inc.* 9,713
1,590 GungHo Online Entertainment, Inc. 26,465
38,000 IGG, Inc.* 15,745
400 Kinepolis Group NV 19,803
1,800 Koei Tecmo Holdings Co., Ltd. 20,484
1,300 Konami Group Corp. 67,833
2,000 MIXI, Inc. 33,428
3,270 Modern Times Group MTG AB, Class B* 28,042
1,100 Nexon Co., Ltd. 19,980
5,400 Nintendo Co., Ltd. 282,223
800 Square Enix Holdings Co., Ltd. 28,671
21,268 Stillfront Group AB* 25,757
100 Toei Animation Co., Ltd. 13,400
200 Toei Co., Ltd. 28,744
600 Toho Co., Ltd. 20,261
2,925 Ubisoft Entertainment SA* 74,852
6,855 Universal Music Group NV 195,726
700 UUUM Co., Ltd.* 2,149
5,570 WildBrain, Ltd.* 4,583
1,400,648
Shares Value
Common Stocks, continued
Financial Services (1.0%):
120 Adyen NV*(a) $ 154,673
88,994 AMP, Ltd. 56,162
9,449 Australian Finance Group, Ltd. 10,039
1,684 Banca IFIS SpA 29,191
4,561 Banca Mediolanum SpA 42,975
5,163 BFF Bank SpA(a) 58,819
4,759 Burford Capital, Ltd. 73,382
17,310 Challenger, Ltd. 76,399
6,016 Deutsche Pfandbriefbank AG^(a) 41,143
2,280 doValue SpA(a) 8,647
5,800 ECN Capital Corp. 13,133
2,398 Edenred SE 143,964
800 eGuarantee, Inc. 11,588
5,345 EML Payments, Ltd.* 2,865
1,164 Eurazeo SE 92,539
1,900 Financial Partners Group Co., Ltd. 22,605
1,100 Firm Capital Mortgage Investment Corp. 9,000
900 First National Financial Corp. 26,071
700 Fuyo General Lease Co., Ltd. 60,638
200 GMO Financial Gate, Inc. 14,771
700 GMO Payment Gateway, Inc. 48,381
1,440 GRENKE AG 39,819
20,600 G-Resources Group, Ltd. 5,141
16,190 Helia Group, Ltd. 47,894
757 Illimity Bank SpA 4,558
800 Japan Investment Adviser Co., Ltd. 7,523
3,100 Japan Securities Finance Co., Ltd. 33,994
41,181 M&G plc 116,395
24,420 Mitsubishi HC Capital, Inc. 163,777
1,000 Mizuho Leasing Co., Ltd. 34,242
900 NEC Capital Solutions, Ltd. 21,375
14,213 Nexi SpA*(a) 116,517
1,200 Nuvei Corp.(a) 31,528
16,085 OFX Group, Ltd.* 16,473
7,289 Omni Bridgeway, Ltd.* 6,724
16,200 ORIX Corp. 303,579
14,873 OSB Group plc 87,640
10,066 Paragon Banking Group plc 89,170
2,696 PayPoint plc 17,856
3,205 Plus500, Ltd. 67,860
1,100 Ricoh Leasing Co., Ltd. 37,812
543 SBI ARUHI Corp. 3,163
3,600 Timbercreek Financial Corp. 18,124
4,400 Tokyo Century Corp. 47,523
3,266 Wise plc, Class A* 36,252
5,213 Worldline SA*(a) 90,528
1,600 Zenkoku Hosho Co., Ltd. 60,246
2,502,698
Food Products (2.5%):
9,302 a2 Milk Co., Ltd. (The)* 27,039
1,441 AAK AB 32,129
364 Agrana Beteiligungs AG 5,668
2,200 Ajinomoto Co., Inc. 85,034
42,791 Aryzta AG* 79,164
3,966 Associated British Foods plc 119,528
772 Atria Oyj 8,913
2,327 Austevoll Seafood ASA 16,979
9,834 Australian Agricultural Co., Ltd.* 9,346
556 Bakkafrost P/F 29,053

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
December 31, 2023
17
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Food Products, continued
82 Barry Callebaut AG, Registered Shares $ 138,623
8,561 Bega Cheese, Ltd. 20,611
125 Bell Food Group AG 37,758
854 Bonduelle SCA 10,315
2,100 Calbee, Inc. 42,204
1 Chocoladefabriken Lindt & Spruengli AG 121,310
800 Chubu Shiryo Co., Ltd. 6,212
12,278 Cloetta AB, B Shares 22,312
22,633 Costa Group Holdings, Ltd. 48,141
1,566 Cranswick plc 75,895
2,542 Danone SA 164,855
1,700 Delfi, Ltd. 1,442
500 DyDo Group Holdings, Inc. 20,725
2,372 Ebro Foods SA 40,648
8,741 Elders, Ltd. 44,776
71 Emmi AG 77,023
1,200 Ezaki Glico Co., Ltd. 35,495
108,669 First Pacific Co., Ltd. 43,253
27,100 First Resources, Ltd. 29,344
1,616 ForFarmers NV 4,259
9,500 Fraser and Neave, Ltd. 7,632
1,700 Fuji Oil Holdings, Inc. 29,258
1,600 Fujicco Co., Ltd. 21,996
6,293 Glanbia plc 103,421
289,700 Golden Agri-Resources, Ltd. 57,125
17,127 Greencore Group plc* 21,073
1,502 Grieg Seafood ASA 10,105
1,100 High Liner Foods, Inc. 9,814
1,923 Hilton Food Group plc 19,547
800 Hokuto Corp. 9,847
1,800 House Foods Group, Inc. 39,719
15,498 Inghams Group, Ltd. 41,749
940 Itoham Yonekyu Holdings, Inc. 25,708
300 Iwatsuka Confectionery Co., Ltd. 10,767
1,642 JDE Peet's NV 44,203
600 J-Oil Mills, Inc. 8,220
1,300 Kagome Co., Ltd. 28,914
800 Kakiyasu Honten Co., Ltd. 13,984
400 Kameda Seika Co., Ltd. 11,634
700 Kenko Mayonnaise Co., Ltd. 8,415
1,958 Kerry Group plc, Class A 169,794
1,800 Kewpie Corp. 31,704
400 Kikkoman Corp. 24,426
2,000 Kotobuki Spirits Co., Ltd. 30,554
363 KWS Saat SE & Co. KGaA 21,539
500 Kyokuyo Co., Ltd. 13,359
147 Lassonde Industries, Inc., Class A 15,561
7,030 Leroy Seafood Group ASA 28,964
19 Lotus Bakeries NV 172,585
1,749 Maple Leaf Foods, Inc. 33,319
1,200 Marudai Food Co., Ltd. 13,831
2,100 Maruha Nichiro Corp. 41,302
1,700 Megmilk Snow Brand Co., Ltd. 25,466
41 Mehadrin, Ltd.* 1,580
1,700 MEIJI Holdings Co., Ltd. 40,320
800 Mitsui DM Sugar Holdings Co., Ltd. 16,835
2,600 Morinaga & Co., Ltd. 47,094
2,200 Morinaga Milk Industry Co., Ltd. 42,541
1,392 Mowi ASA 24,932
Shares Value
Common Stocks, continued
Food Products, continued
19,957 Nestle SA, Registered Shares $ 2,310,458
389 Neto Malinda Trading, Ltd.* 5,189
2,400 NH Foods, Ltd. 81,325
3,000 Nichirei Corp. 73,811
1,200 Nippn Corp. 18,910
800 Nippon Beet Sugar Manufacturing Co., Ltd. 11,062
1,200 Nisshin Oillio Group, Ltd. (The) 36,492
2,300 Nisshin Seifun Group, Inc. 31,009
10,000 Nissin Foods Co., Ltd. 7,996
900 Nissin Foods Holdings Co., Ltd. 31,387
9,800 Nissui Corp. 52,780
326 Orior AG 27,963
4,786 Orkla ASA 37,122
30,027 Premier Foods plc 51,803
1,005 Premium Brands Holdings Corp. 71,326
1,300 Prima Meat Packers, Ltd. 21,651
8,255 Raisio Oyj, Class V 18,014
11,830 Ridley Corp., Ltd. 22,112
1,300 Riken Vitamin Co., Ltd. 20,582
4,400 Rogers Sugar, Inc. 17,867
600 S Foods, Inc. 14,002
482 Salmar ASA 26,990
2,346 Sanford, Ltd. 5,996
3,540 Saputo, Inc. 71,687
127 Savencia SA 7,713
3,496 Scales Corp., Ltd. 7,620
3,767 Scandi Standard AB 21,482
476 Schouw & Co. A/S 38,987
2,919 Select Harvests, Ltd.* 5,757
800 Showa Sangyo Co., Ltd. 17,940
306 Sipef NV 17,901
114 Societe LDC SADIR 17,616
600 Starzen Co., Ltd. 11,155
847 Strauss Group, Ltd.* 15,963
3,278 Suedzucker AG 51,355
2,839 Synlait Milk, Ltd.* 1,702
9,481 Tate & Lyle plc 79,421
700 Toyo Suisan Kaisha, Ltd. 36,057
580 UIE plc 16,151
1,506 Viscofan SA 89,120
18,000 Vitasoy International Holdings, Ltd. 18,001
400 Warabeya Nichiyo Holdings Co., Ltd. 9,688
285,415 WH Group, Ltd.(a) 184,104
28,500 Wilmar International, Ltd. 76,928
1,000 Yakult Honsha Co., Ltd. 22,428
1,300 Yamazaki Baking Co., Ltd. 29,622
6,561,136
Gas Utilities (0.5%):
6,684 AltaGas, Ltd. 140,349
11,808 APA Group 68,567
6,095 Ascopiave SpA 15,139
1,871 Brookfield Infrastructure Corp., Class A 66,005
7,172 Enagas SA 120,984
154,850 Hong Kong & China Gas Co., Ltd. 119,129
11,019 Italgas SpA 63,118
800 K&O Energy Group, Inc. 12,564
88,854 Keppel Infrastructure Trust 33,772
2,211 Naturgy Energy Group SA 65,929
4,400 Nippon Gas Co., Ltd. 72,504

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
December 31, 2023
18
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Gas Utilities, continued
3,600 Osaka Gas Co., Ltd. $ 75,149
2,476 Rubis SCA 61,507
1,300 Saibu Gas Holdings Co., Ltd. 18,025
1,300 Shizuoka Gas Co., Ltd. 9,455
10,328 Snam SpA 53,152
7,704 Superior Plus Corp. 55,996
2,300 Toho Gas Co., Ltd. 47,984
3,700 Tokyo Gas Co., Ltd. 84,832
1,184,160
Ground Transportation (1.0%):
6,379 ALD SA(a) 45,525
65,101 Aurizon Holdings, Ltd. 168,099
1,200 Canadian National Railway Co. 150,849
1,849 Canadian National Railway Co. ADR 232,290
1,100 Canadian Pacific Kansas City, Ltd. 87,044
724 Canadian Pacific Kansas City, Ltd. ADR 57,239
3,500 Central Japan Railway Co. 88,757
1,200 Chilled & Frozen Logistics Holdings Co., Ltd. 12,275
54,400 ComfortDelGro Corp., Ltd. 57,662
1,500 East Japan Railway Co. 86,304
33,074 Firstgroup plc 73,695
1,200 Fukuyama Transporting Co., Ltd. 34,430
3,400 Hankyu Hanshin Holdings, Inc. 108,088
1,100 Ichinen Holdings Co., Ltd. 12,179
206 Jungfraubahn Holding AG, Registered Shares 39,197
4,900 Keikyu Corp. 44,694
700 Keio Corp. 21,988
1,200 Keisei Electric Railway Co., Ltd. 56,479
1,783 Kelsian Group, Ltd. 8,477
1,700 Kintetsu Group Holdings Co., Ltd. 53,826
2,400 Kyushu Railway Co. 52,836
400 Maruzen Showa Unyu Co., Ltd. 11,072
13,705 Mobico Group plc 14,772
7,711 MTR Corp., Ltd. 30,065
3,900 Mullen Group, Ltd. 41,328
3,800 Nagoya Railroad Co., Ltd. 60,869
1,600 Nankai Electric Railway Co., Ltd. 32,450
2,200 Nikkon Holdings Co., Ltd. 47,989
1,300 Nishi-Nippon Railroad Co., Ltd. 22,006
588 NTG Nordic Transport Group A/S* 25,598
2,300 Odakyu Electric Railway Co., Ltd. 35,015
6,796 Redde Northgate plc 31,436
1,000 Sakai Moving Service Co., Ltd. 19,274
700 Sanyo Electric Railway Co., Ltd. 10,794
5,600 Seibu Holdings, Inc. 77,555
3,100 Seino Holdings Co., Ltd. 46,954
628 Sixt SE 70,160
1,700 Sotetsu Holdings, Inc. 32,928
278 Stef SA 35,043
1,198 TFI International, Inc. 162,977
1,600 Tobu Railway Co., Ltd. 42,870
2,900 Tokyu Corp. 35,340
4,105 Tourism Holdings, Ltd. 9,982
16,103 Transport International Holdings, Ltd. 19,445
2,100 West Japan Railway Co. 87,464
2,495,319
Health Care Equipment & Supplies (1.4%):
6,242 Advanced Medical Solutions Group plc 16,505
Shares Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
5,450 Alcon, Inc. $ 427,061
1,228 Alcon, Inc. ADR 95,931
4,955 Ambu A/S, Class B* 77,189
4,791 Ansell, Ltd. 81,981
8,347 Arjo AB, Class B 32,751
2,500 Asahi Intecc Co., Ltd. 50,688
574 BioMerieux 63,938
362 Carl Zeiss Meditec AG, Class BR 39,500
246 Cellavision AB 5,193
455 Cochlear, Ltd. 92,430
1,819 Coloplast A/S, Class B 208,000
251 Coltene Holding AG, Registered Shares 21,373
24,787 ConvaTec Group plc(a) 77,093
3,130 Demant A/S* 137,626
72 DiaSorin SpA 7,424
238 Draegerwerk AG & Co. KGaA 11,755
458 Eckert & Ziegler Strahlen- und Medizintechnik AG 20,881
1,600 Eiken Chemical Co., Ltd. 19,410
4,663 Elekta AB, Class B 38,080
1,224 EssilorLuxottica SA 245,986
2,152 Fisher & Paykel Healthcare Corp., Ltd. 32,113
600 Fukuda Denshi Co., Ltd. 31,314
2,575 Getinge AB, B Shares 57,456
405 Guerbet 8,721
800 Hogy Medical Co., Ltd. 20,486
2,500 Hoya Corp. 310,967
537 Ion Beam Applications 6,843
2,000 Japan Lifeline Co., Ltd. 17,874
2,000 Jeol, Ltd. 87,409
9,832 Koninklijke Philips NV* 229,587
2,156 Koninklijke Philips NV, NYS* 50,299
1,600 Mani, Inc. 24,163
276 Medacta Group SA(a) 41,340
849 Medmix AG(a) 19,252
2,700 Menicon Co., Ltd. 44,858
10 Metall Zug AG, Registered Shares 18,134
1,500 Nakanishi, Inc. 25,181
6,757 Nanosonics, Ltd.* 20,164
1,100 Nihon Kohden Corp. 34,747
7,100 Nipro Corp. 55,663
4,400 Olympus Corp. 63,508
1,800 Paramount Bed Holdings Co., Ltd. 35,290
2,100 PHC Holdings Corp. 21,349
457 Revenio Group Oyj 13,703
16,500 Riverstone Holdings, Ltd. 8,804
645 Siemens Healthineers AG(a) 37,476
2,518 Smith & Nephew plc 34,463
765 Sonova Holding AG 250,236
360 STRATEC SE 18,101
859 Straumann Holding AG, Class R 139,004
2,000 Sysmex Corp. 111,147
1,500 Terumo Corp. 48,954
85 Ypsomed Holding AG, Registered Shares 30,638
3,720,039
Health Care Providers & Services (0.8%):
4,000 Alfresa Holdings Corp. 67,885
5,205 Ambea AB(a) 27,232
2,695 Amplifon SpA 93,515
1,500 Amvis Holdings, Inc. 31,794

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
December 31, 2023
19
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Health Care Providers & Services, continued
400 Andlauer Healthcare Group, Inc. $ 12,372
19,533 Arvida Group, Ltd. 13,567
500 As One Corp. 19,813
6,164 Attendo AB*(a) 22,130
5,975 Australian Clinical Labs, Ltd. 11,750
700 BML, Inc. 14,865
2,704 Clariane SE^ 7,177
20,000 C-Mer Eye Care Holdings, Ltd.* 8,843
1,805 CVS Group plc 38,680
1,280 EBOS Group, Ltd. 28,701
1,000 Elan Corp. 7,897
4,012 Extendicare, Inc. 22,045
3,168 Fagron 58,079
1,400 France Bed Holdings Co., Ltd. 13,249
6,184 Fresenius Medical Care AG 258,559
6,269 Fresenius SE & Co. KGaA 194,556
1,738 Galenica AG(a) 150,408
1,900 H.U. Group Holdings, Inc. 35,848
26,644 Healius, Ltd.* 29,702
2,572 Humana AB* 7,183
4,771 Integral Diagnostics, Ltd. 6,208
1,000 Japan Medical Dynamic Marketing, Inc. 5,374
225 LNA Sante SA 4,993
3,204 Medical Facilities Corp. 21,716
1,044 Medicover AB, Class B 15,616
778 Medios AG* 13,646
3,400 Medipal Holdings Corp. 55,055
3,565 Mediterranean Towers, Ltd. 8,639
24,681 Monash IVF Group, Ltd. 21,869
1,110 NMC Health plc*(b) —
11,023 Novolog, Ltd. 4,420
23,114 Oceania Healthcare, Ltd. 11,109
6,310 Oriola Oyj, Class B 7,611
26,115 Raffles Medical Group, Ltd. 21,360
2,717 Ramsay Health Care, Ltd. 97,139
7,784 Regis Healthcare, Ltd. 17,169
6,594 Ryman Healthcare, Ltd.* 24,560
2,100 Ship Healthcare Holdings, Inc. 35,893
90,960 Sigma Healthcare, Ltd. 62,253
1,900 Solasto Corp. 8,283
6,107 Sonic Healthcare, Ltd. 133,289
8,887 Spire Healthcare Group plc(a) 25,608
6,916 Summerset Group Holdings, Ltd. 44,790
1,500 Suzuken Co., Ltd. 49,640
558 Synlab AG* 6,098
2,544 Terveystalo Oyj(a) 21,740
176,600 Thomson Medical Group, Ltd. 8,155
1,800 Toho Holdings Co., Ltd. 41,111
500 Tokai Corp./Gifu 7,402
1,400 Value HR Co., Ltd.^ 15,308
2,800 Vital KSK Holdings, Inc. 20,697
4,200 Well Health Technologies Corp.* 12,205
2,004,806
Health Care Technology (0.1%):
7,980 AGFA-Gevaert NV* 12,949
1,026 Ascom Holding AG, Registered Shares 10,044
2,600 Carenet, Inc.^ 20,168
857 CompuGroup Medical SE & Co KgaA 35,850
94 Equasens 6,364
Shares Value
Common Stocks, continued
Health Care Technology, continued
4,500 M3, Inc. $ 74,118
1,200 Medical Data Vision Co., Ltd. 5,551
800 Medley, Inc.* 24,851
700 MedPeer, Inc. 3,545
103 Nexus AG 6,617
800 NNIT A/S*(a) 9,964
1,266 Pro Medicus, Ltd. 82,427
1,213 RaySearch Laboratories AB* 10,906
1,382 Sectra AB, Class B 24,842
328,196
Hotels, Restaurants & Leisure (1.9%):
2,190 888 Holdings plc* 2,668
3,722 Accor SA 142,344
600 Aeon Fantasy Co., Ltd. 11,121
1,000 Airtrip Corp.* 13,098
5,169 Amadeus IT Group SA 370,671
6,796 Aristocrat Leisure, Ltd. 188,386
1,638 Basic-Fit NV*^(a) 51,305
3,249 Betsson AB, Class B 34,961
20,000 Cafe de Coral Holdings, Ltd. 23,074
1,533 Carnival plc, ADR* 25,846
72,000 Century City International Holdings, Ltd.* 2,354
970 Cie des Alpes 15,136
23,206 Coast Entertainment Holdings, Ltd.* 7,249
4,935 Collins Foods, Ltd. 39,699
2,700 Colowide Co., Ltd. 42,480
6,033 Compass Group plc 164,820
3,168 Corporate Travel Management, Ltd. 42,063
6,000 Create Restaurants Holdings, Inc. 46,459
2,300 Curves Holdings Co., Ltd. 10,611
7,977 Dalata Hotel Group plc 40,597
23,538 Deliveroo plc*(a) 38,262
1,218 Delivery Hero SE*(a) 33,628
1,190 Domino's Pizza Enterprises, Ltd. 47,610
10,911 Domino's Pizza Group plc 52,203
1,600 Doutor Nichires Holdings Co., Ltd. 24,675
2,462 eDreams ODIGEO SA* 20,844
4,906 Elior Group SA*(a) 15,906
5,400 Entain plc 68,196
1,201 Evolution AB(a) 143,794
6,500 Fairwood Holdings, Ltd. 7,631
289 Fattal Holdings 1998, Ltd.* 31,948
2,966 Flight Centre Travel Group, Ltd. 41,011
2,837 Flutter Entertainment plc* 502,381
3,400 Food & Life Cos., Ltd. 69,692
12,200 Fosun Tourism Group*(a) 9,008
900 Fuji Kyuko Co., Ltd. 26,880
557 Fuller Smith & Turner plc, Class A 4,633
4,000 Galaxy Entertainment Group, Ltd. 22,358
400 Genki Sushi Co., Ltd. 8,740
40,200 Genting Singapore, Ltd. 30,524
3,864 Greggs plc 127,689
581 Gym Group plc (The)*(a) 786
2,700 Heiwa Corp. 40,133
2,921 Hollywood Bowl Group plc 11,382
18,230 Hongkong & Shanghai Hotels, Ltd. (The)* 13,706
982 InterContinental Hotels Group plc, ADR 89,539
412 InterContinental Hotels Group plc 37,204
2,484 J D Wetherspoon plc* 25,557

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
December 31, 2023
20
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
868 Jumbo Interactive, Ltd. $ 8,218
2,383 Just Eat Takeaway.com NV*(a) 36,836
1,100 KFC Holdings Japan, Ltd. 23,946
5,582 Kindred Group plc 51,661
1,700 KOMEDA Holdings Co, Ltd. 33,059
3,200 Koshidaka Holdings Co., Ltd. 24,637
900 Kyoritsu Maintenance Co., Ltd. 38,166
3,370 La Francaise des Jeux SAEM(a) 122,316
30,112 Lottery Corp., Ltd. (The) 99,058
33,812 Marston's plc* 14,531
1,100 McDonald's Holdings Co. Japan, Ltd. 47,651
6,149 Melia Hotels International SA* 40,574
14,000 Miramar Hotel & Investment 19,195
11,969 Mitchells & Butlers plc* 39,198
1,200 Monogatari Corp. (The)^ 37,248
613 MTY Food Group, Inc. 26,146
46,867 NagaCorp, Ltd. 18,414
300 Ohsho Food Service Corp. 17,143
5,176 On the Beach Group plc*(a) 11,527
3,400 Oriental Land Co., Ltd. 126,301
900 Pizza Pizza Royalty Corp. 9,999
6,439 Playtech plc* 36,760
600 Pollard Banknote, Ltd. 14,505
12,439 Rank Group plc* 11,885
1,500 Resorttrust, Inc. 25,952
2,049 Restaurant Brands International, Inc. 160,112
3,018 Restaurant Brands New Zealand, Ltd. 7,592
9,100 Round One Corp. 35,886
200 Royal Holdings Co., Ltd. 3,654
10,188 Sands China, Ltd.* 29,732
5,463 Scandic Hotels Group AB*(a) 25,153
36,000 Shangri-La Asia, Ltd.* 24,666
42,585 SJM Holdings, Ltd.* 13,449
1,360 SkiStar AB 16,178
29,451 SKYCITY Entertainment Group, Ltd. 33,871
4,900 Skylark Holdings Co., Ltd. 71,667
691 Sodexo SA 76,061
27,285 SSP Group plc* 81,215
1,200 St Marc Holdings Co., Ltd. 18,038
92,601 Star Entertainment Group, Ltd. (The)* 32,324
91,665 Tabcorp Holdings, Ltd. 52,041
137 Tivoli A/S 14,283
800 Tokyotokeiba Co., Ltd. 25,105
1,400 Toridoll Holdings Corp. 40,205
6,237 TUI AG* 48,464
6,523 Webjet, Ltd.* 32,527
3,705 Whitbread plc 172,088
1,900 Yoshinoya Holdings Co., Ltd. 43,142
1,308 Young & Co.'s Brewery plc, Class A 18,189
1,515 Young & Co's Brewery plc 15,737
187 Zeal Network SE 6,874
1,000 Zensho Holdings Co., Ltd. 52,222
4,906,263
Household Durables (1.5%):
2,091 Ariston Holding NV 14,516
5,875 Azorim-Investment Development & Construction
Co., Ltd.* 23,930
4,812 Bang & Olufsen A/S* 6,871
29,695 Barratt Developments plc 212,374
Shares Value
Common Stocks, continued
Household Durables, continued
5,441 Bellway plc $ 177,500
2,266 Berkeley Group Holdings plc 134,987
1,566 Bigben Interactive* 5,983
3,728 Bonava AB, B Shares*^ 4,868
3,251 Breville Group, Ltd. 60,142
27,975 Cairn Homes plc 40,782
2,500 Casio Computer Co., Ltd. 21,709
600 Chofu Seisakusho Co., Ltd. 8,643
6,556 Crest Nicholson Holdings plc 18,102
1,076 De' Longhi SpA 36,339
1,000 Dorel Industries, Inc., Class B* 4,717
3,176 Electrolux AB, Class B* 34,149
1,200 ES-Con Japan, Ltd. 7,912
2,053 Fiskars OYJ Abp 40,472
1,600 Fuji Corp., Ltd. 8,006
900 Fujitsu General, Ltd. 14,775
25,820 Glenveagh Properties plc*(a) 34,791
3,261 GN Store Nord A/S* 82,927
9,000 Haseko Corp. 116,667
2,710 Henry Boot plc 7,188
700 Hoosiers Holdings Co., Ltd. 5,274
2,100 Iida Group Holdings Co., Ltd. 31,353
2,188 JM AB 38,794
5,800 JVCKenwood Corp. 30,381
958 Kaufman & Broad SA 31,957
700 Ki-Star Real Estate Co., Ltd. 15,595
1,300 LEC, Inc. 9,546
540 Leifheit AG 9,694
43,200 Man Wah Holdings, Ltd. 29,537
1,659 Maytronics, Ltd. 18,856
1,017 Nacon SA* 1,872
1,363 Neinor Homes SA(a) 15,885
5,500 Nikon Corp. 54,243
5,576 Nobia AB* 6,085
2,000 Open House Group Co., Ltd. 59,115
17,800 Panasonic Holdings Corp. 174,553
7,908 Persimmon plc 139,451
1,200 Pressance Corp. 13,527
12,387 Redrow plc 97,240
1,800 Rinnai Corp. 41,649
567 Sabaf SpA* 10,855
1,300 Sangetsu Corp. 28,529
908 SEB SA 113,365
6,300 Sekisui Chemical Co., Ltd. 90,620
3,500 Sekisui House, Ltd. 77,559
5,800 Sharp Corp. 41,244
12,200 Sony Group Corp. 1,156,171
4,100 Sumitomo Forestry Co., Ltd. 121,823
328 Surteco Group SE 5,870
1,100 Tama Home Co., Ltd.^ 30,574
1,100 Tamron Co., Ltd. 41,463
105,935 Taylor Wimpey plc 197,996
1,000 TOA Corp. Hyogo 7,302
400 Token Corp. 26,067
1,912 Victoria plc* 7,336
1,127 VIDENDUM plc 4,985
9,762 Vistry Group plc 113,605
100 V-ZUG Holding AG* 7,704

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
December 31, 2023
21
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Household Durables, continued
3,849 YIT Oyj $ 8,433
4,034,458
Household Products (0.3%):
636 Essity AB, Class A 15,676
5,937 Essity AB, Class B 147,178
1,173 Henkel AG & Co. KGaA 84,129
1,500 Kusuri no Aoki Holdings Co., Ltd. 34,103
4,600 Lion Corp. 42,652
14,255 McBride plc* 14,160
3,400 Pigeon Corp. 39,132
5,003 Reckitt Benckiser Group plc 345,089
1,900 Unicharm Corp. 68,650
790,769
Independent Power and Renewable Electricity Producers
(0.5%):
2,302 7C Solarparken AG 9,214
1,551 Boralex, Inc., Class A 39,428
2,600 Capital Power Corp. 74,258
7,088 Cloudberry Clean Energy ASA* 8,067
1,098 Corp ACCIONA Energias Renovables SA 34,152
13,417 Drax Group plc 83,777
3,017 EDP Renovaveis SA 62,104
1,700 EF-ON, Inc. 5,408
2,700 Electric Power Development Co., Ltd. 44,135
3,349 Encavis AG* 57,619
2,646 Energix-Renewable Energies, Ltd. 9,727
949 Enlight Renewable Energy, Ltd.* 18,409
1,000 eRex Co., Ltd. 5,548
739 ERG SpA 23,581
773 Greenvolt-Energias Renovaveis SA*^ 6,979
596 Grenergy Renovables SA* 22,539
2,055 Innergex Renewable Energy, Inc. 14,254
690 Kenon Holdings, Ltd. 16,723
8,484 Meridian Energy, Ltd. 29,708
1,175 Neoen SA(a) 39,483
6,826 Northland Power, Inc. 124,011
1,351 OPC Energy, Ltd.* 8,775
2,011 Orron Energy ab* 1,597
1,500 Polaris Renewable Energy, Inc. 14,979
2,100 RENOVA, Inc.* 17,697
7,368 RWE AG 334,945
3,230 Scatec ASA(a) 26,053
1,714 Solaria Energia y Medio Ambiente SA* 35,353
10,042 TransAlta Corp. 83,526
882 Voltalia SA, Registered Shares* 10,171
910 West Holdings Corp. 19,867
1,282,087
Industrial Conglomerates (1.1%):
182 Aker ASA, A Shares 11,926
865 Bonheur ASA 20,582
1,056 Chargeurs SA 13,622
8,000 Chevalier International Holdings, Ltd. 5,256
26,930 CK Hutchison Holdings, Ltd. 144,953
3,331 DCC plc 244,379
2,000 Guoco Group, Ltd. 14,410
200 Hikari Tsushin, Inc. 33,075
8,200 Hitachi, Ltd. 592,710
Shares Value
Common Stocks, continued
Industrial Conglomerates, continued
822 Indus Holding AG $ 20,278
6,924 Infratil, Ltd. 43,865
515 Italmobiliare SpA 15,779
2,600 Jardine Cycle & Carriage, Ltd. 58,473
1,500 Katakura Industries Co., Ltd. 17,408
1,400 Keihan Holdings Co., Ltd. 36,532
15,700 Keppel, Ltd. 83,966
1,492 Lifco AB, Class B 36,692
2,900 Mie Kotsu Group Holdings, Inc. 12,389
5,400 Nisshinbo Holdings, Inc. 43,767
7,406 Nolato AB, Class B 38,877
1,300 Noritsu Koki Co., Ltd. 27,596
69,000 NWS Holdings, Ltd. 64,992
5,633 Siemens AG, Registered Shares 1,056,440
3,272 Smiths Group plc 73,406
27,456 Storskogen Group AB, Class B 25,384
5,400 TOKAI Holdings Corp. 36,859
933 Volati AB 10,267
2,783,883
Insurance (4.4%):
3,541 Admiral Group plc 120,937
53,123 Aegon, Ltd. 307,902
6,999 Ageas SA/NV 304,264
89,440 AIA Group, Ltd. 776,853
40,863 Alm Brand A/S 72,398
2,500 Anicom Holdings, Inc. 9,611
5,446 ASR Nederland NV 257,483
5,354 Assicurazioni Generali SpA 112,929
1,693 AUB Group, Ltd. 31,941
25,807 Aviva plc 142,714
7,780 AXA SA 253,927
999 Baloise Holding AG, Registered Shares 156,664
9,191 Beazley plc 61,005
7,384 Chesnara plc 24,597
2,213 Clal Insurance Enterprises Holdings, Ltd.* 35,362
4,898 Coface SA 64,110
4,000 Dai-ichi Life Holdings, Inc. 84,934
1,400 Definity Financial Corp. 39,668
40,384 Direct Line Insurance Group plc* 93,574
82 E-L Financial Corp., Ltd. 64,876
485 Fairfax Financial Holdings, Ltd. 447,519
1,054 FBD Holdings plc 13,217
1,341 Gjensidige Forsikring ASA 24,745
1,300 Great Eastern Holdings, Ltd. 17,333
6,100 Great-West Lifeco, Inc. 201,937
1,809 Grupo Catalana Occidente SA 61,721
727 Hannover Rueck SE 173,682
4,262 Harel Insurance Investments & Financial Services,
Ltd. 33,475
817 Helvetia Holding AG, Registered Shares 112,630
7,850 Hiscox, Ltd. 105,272
3,719 iA Financial Corp., Inc. 253,557
506 IDI Insurance Co., Ltd. 13,532
45,065 Insurance Australia Group, Ltd. 173,587
2,460 Intact Financial Corp. 378,516
15,800 Japan Post Holdings Co., Ltd. 141,026
1,900 Japan Post Insurance Co., Ltd. 33,738
41,528 Just Group plc 45,410
8,127 Lancashire Holdings, Ltd. 64,597

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
December 31, 2023
22
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Insurance, continued
82,370 Legal & General Group plc $ 262,616
1,000 LIFENET INSURANCE CO.* 8,309
16,597 Linea Directa Aseguradora SA Cia de Seguros y
Reaseguros 15,608
2,649 Mandatum Oyj* 11,923
9,983 Manulife Financial Corp. 220,622
9,385 Manulife Financial Corp. ADR 207,408
41,493 Mapfre SA 89,029
24,477 Medibank Pvt, Ltd. 59,304
1,055 Menora Mivtachim Holdings, Ltd. 27,194
16,641 Migdal Insurance & Financial Holdings, Ltd. 18,974
2,900 MS&AD Insurance Group Holdings, Inc. 113,827
1,586 Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen, Class R 656,668
17,747 nib holdings, Ltd. 89,157
7,287 NN Group NV 288,237
15,729 Phoenix Group Holdings plc 106,818
2,268 Phoenix Holdings, Ltd. (The) 22,983
4,571 Poste Italiane SpA(a) 51,854
1,147 Protector Forsikring ASA 20,307
14,329 Prudential plc 161,273
1,332 Prudential plc, ADR 29,903
16,200 QBE Insurance Group, Ltd. 163,322
3,005 Sabre Insurance Group plc(a) 5,791
3,822 Saga plc* 7,088
2,649 Sampo Oyj, A Shares 115,913
6,691 SCOR SE 195,848
445 Solid Forsakring AB 2,812
1,400 Sompo Holdings, Inc. 68,372
10,042 Steadfast Group, Ltd. 39,761
10,186 Storebrand ASA 90,251
6,717 Sun Life Financial, Inc. 348,398
1,295 Sun Life Financial, Inc. ADR 67,159
18,389 Suncorp Group, Ltd. 173,104
454 Swiss Life Holding AG 315,712
4,529 Swiss Re AG 509,541
5,800 T&D Holdings, Inc. 92,060
1,306 Talanx AG 93,192
14,500 Tokio Marine Holdings, Inc. 362,050
1,482 Topdanmark AS 70,764
1,392 Trisura Group, Ltd.* 35,722
7,104 Tryg A/S 154,534
17,380 Unipol Gruppo SpA 99,039
14,182 UnipolSai Assicurazioni SpA 35,382
4,363 UNIQA Insurance Group AG 35,931
54 Vaudoise Assurances Holding SA 28,274
1,471 Vienna Insurance Group AG Wiener Versicherung
Gruppe 42,985
1,796 Wuestenrot & Wuerttembergische AG 26,494
898 Zurich Insurance Group AG 469,621
11,422,377
Interactive Media & Services (0.3%):
3,192 Adevinta ASA* 35,310
15,271 Auto Trader Group plc(a) 140,195
400 Bengo4.com, Inc.* 12,286
575 Better Collective A/S* 14,633
2,166 CAR Group, Ltd. 45,852
4,900 Catena Media plc* 6,013
5,418 Domain Holdings Australia, Ltd. 12,704
Shares Value
Common Stocks, continued
Interactive Media & Services, continued
1,161 Hemnet Group AB $ 27,807
1,200 Infocom Corp. 21,045
3,800 Kakaku.com, Inc. 46,936
1,170 Karnov Group AB* 6,453
13,200 LY Corp. 46,677
600 MarkLines Co., Ltd. 12,496
12,015 Moneysupermarket.com Group plc 42,798
135 New Work SE 11,742
594 REA Group, Ltd. 73,082
19,514 Rightmove plc 142,581
615 Scout24 SE(a) 43,506
1,787 SEEK, Ltd. 32,415
774,531
IT Services (1.4%):
3,641 Addnode Group AB 30,810
114 Adesso SE 13,516
370 Allgeier SE 8,792
1,014 Alten SA 151,488
1,244 Appen, Ltd.* 532
400 Argo Graphics, Inc. 10,357
2,661 Atea ASA 33,815
4,261 Atos SE*^ 33,400
2,200 Avant Group Corp. 22,124
600 Base Co., Ltd. 15,662
2,801 Bechtle AG 140,326
1,600 BIPROGY, Inc. 49,954
1,490 Bouvet ASA 8,938
817 CANCOM SE 26,665
1,859 Capgemini SE 388,838
1,200 CGI, Inc.* 128,568
1,233 CGI, Inc. ADR* 132,190
1,200 Change Holdings, Inc. 12,038
4,933 Columbus A/S 5,188
2,655 Computacenter plc 94,180
1,100 Comture Corp. 14,382
7,824 Data#3, Ltd. 44,889
500 Densan System Holdings Co., Ltd. 9,795
900 Dentsu Soken, Inc. 37,215
1,400 DTS Corp. 34,913
8,624 Econocom Group SA/NV 24,484
333 E-Guardian, Inc. 3,800
558 Enea AB* 3,131
1,045 Exclusive Networks SA* 22,405
3,891 FDM Group Holdings plc 22,868
348 Formula Systems 1985, Ltd. 22,357
1,400 Fujitsu, Ltd. 211,382
2,500 Future Corp. 31,244
824 GFT Technologies SE 28,402
6,665 Global Dominion Access SA(a) 24,713
1,900 GMO internet group, Inc. 34,430
1,200 ID Holdings Corp. 14,316
6,083 Indra Sistemas SA 94,197
2,776 iomart Group plc 5,371
700 JBCC Holdings, Inc. 18,377
600 JIG-SAW, Inc.*^ 19,632
3,119 Kainos Group plc 44,473
2,312 Kin & Carta plc* 3,911
816 KNOW IT AB 12,723
1,146 Kontron AG 27,199

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
December 31, 2023
23
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
IT Services, continued
896 Matrix IT, Ltd. $ 16,910
300 Mitsubishi Research Institute, Inc. 9,826
193 Nagarro SE* 18,633
7,286 NCC Group plc 11,962
3,600 NEC Corp. 212,462
2,700 NEC Networks & System Integration Corp. 45,420
3,000 NET One Systems Co., Ltd. 51,152
1,260 Netcompany Group A/S*(a) 42,093
3,301 NEXTDC, Ltd.* 30,756
3,056 Nomura Research Institute, Ltd. 88,562
800 NS Solutions Corp. 25,919
2,200 NSD Co., Ltd. 42,237
5,900 NTT Data Group Corp. 83,335
200 Obic Co., Ltd. 34,350
2,099 One Software Technologies, Ltd. 26,885
1,100 Otsuka Corp. 45,245
1,200 Pole To Win Holdings, Inc. 4,105
1,470 Proact IT Group AB 13,738
326 Reply SpA 43,075
800 SB Technology Corp. 13,448
2,400 SCSK Corp. 47,523
105 Secunet Security Networks AG 16,987
200 SHIFT, Inc.* 50,592
700 Shopify, Inc.* 54,504
650 Shopify, Inc., Class A* 50,635
1,200 Simplex Holdings, Inc. 23,252
510 Societe pour l'Informatique Industrielle 39,303
5,347 Softcat plc 92,497
566 Sopra Steria Group SACA 123,899
52,000 SUNeVision Holdings, Ltd. 20,569
1,200 TDC Soft, Inc. 18,068
1,700 TechMatrix Corp. 21,063
2,731 TietoEVRY Oyj 65,056
3,300 TIS, Inc. 72,579
500 Uchida Yoko Co., Ltd. 24,350
315 Wavestone 20,508
573 Wiit SpA 12,346
3,731,834
Leisure Products (0.4%):
4,600 Bandai Namco Holdings, Inc. 91,975
1,496 Beneteau SACA 20,638
906 BRP, Inc. 64,840
1,042 Catana Group 6,609
1,377 Games Workshop Group plc 172,537
1,000 GLOBERIDE, Inc. 14,201
874 Harvia Oyj 26,254
500 Mars Group Holdings Corp. 8,728
434 MIPS AB 15,812
800 Mizuno Corp. 22,230
800 Roland Corp. 24,935
1,400 Sankyo Co., Ltd. 81,491
376 Sanlorenzo SpA/Ameglia 17,578
2,400 Sega Sammy Holdings, Inc. 33,474
500 Shimano, Inc. 77,195
1,400 Snow Peak, Inc. 9,159
700 Spin Master Corp.(a) 18,418
3,815 Technogym SpA(a) 38,233
1,290 Thule Group AB(a) 35,311
3,300 Tomy Co., Ltd. 52,120
Shares Value
Common Stocks, continued
Leisure Products, continued
1,800 Tsuburaya Fields Holdings, Inc. $ 16,163
700 Universal Entertainment Corp. 11,381
2,100 Yamaha Corp. 48,415
3,500 Yonex Co., Ltd. 33,074
940,771
Life Sciences Tools & Services (0.4%):
4,332 AddLife AB, Class B 47,014
840 Biotage AB 11,187
900 CellSource Co., Ltd.^ 8,149
315 Chemometec A/S 18,222
600 CMIC Holdings Co., Ltd. 11,229
3,812 Eurofins Scientific SE 249,378
555 Evotec SE* 13,036
776 Gerresheimer AG 80,815
572 Lonza Group AG, Registered Shares 240,722
697 Medcap AB* 23,335
585 PolyPeptide Group AG*(a) 12,189
818 QIAGEN NV* 35,585
1,284 QIAGEN NV ADR* 55,764
91 Sartorius Stedim Biotech 24,166
1,600 Shin Nippon Biomedical Laboratories, Ltd. 19,220
125 Siegfried Holding AG, Registered Shares 127,816
977,827
Machinery (4.0%):
3,402 Aalberts NV 148,032
600 Ag Growth International, Inc. 22,879
2,600 Aichi Corp. 20,052
2,100 Aida Engineering, Ltd. 12,248
781 Alfa Laval AB 31,348
3,214 Alimak Group AB(a) 26,223
900 Alinco, Inc. 6,391
8,646 Alstom SA 116,410
8,100 Amada Co., Ltd. 84,184
1,286 ANDRITZ AG 80,333
2,000 Anest Iwata Corp. 15,692
2,700 Asahi Diamond Industrial Co., Ltd. 16,110
17,002 Atlas Copco AB, Class A 292,872
9,882 Atlas Copco AB, Class B 146,549
1,149 ATS Corp.* 49,528
1,300 Bando Chemical Industries, Ltd. 14,269
1,230 Beijer Alma AB, Class B 23,188
6,881 Bodycote plc 52,008
310 Bucher Industries AG, Registered Shares 130,285
104 Burckhardt Compression Holding AG 62,807
56 Bystronic AG 31,755
1,043 Cargotec Oyj, Class B 60,695
2,300 CKD Corp. 41,297
1,023 Concentric AB 18,322
1,110 Construcciones y Auxiliar de Ferrocarriles SA 39,956
284 Daetwyler Holding AG, Class BR 65,961
3,300 Daifuku Co., Ltd. 66,506
10,115 Daimler Truck Holding AG 379,793
2,100 Daiwa Industries, Ltd. 22,443
745 Danieli & C Officine Meccaniche SpA^ 24,180
1,585 Danieli & C Officine Meccaniche SpA, Savings Share 37,982
3,100 DMG Mori Co., Ltd. 59,144
2,392 Duerr AG 56,466
1,400 Ebara Corp. 82,448

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
December 31, 2023
24
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Machinery, continued
6,740 Electrolux Professional AB, Class B $ 36,945
2,329 Epiroc AB, Class A 46,746
2,147 Epiroc AB, Class B 37,583
1,400 FANUC Corp. 41,191
19,282 Fincantieri SpA* 11,875
2,271 FLSmidth & Co. A/S 96,572
622 Fluidra SA 12,968
13,800 Frencken Group, Ltd. 14,054
2,000 Fuji Corp. 34,318
500 Fukushima Galilei Co., Ltd. 17,260
1,700 Furukawa Co., Ltd. 22,948
5,554 GEA Group AG 231,125
2,556 Georg Fischer AG, Registered Shares 186,117
371 Gesco SE 7,618
2,000 Glory, Ltd. 38,078
1,300 Harmonic Drive Systems, Inc. 38,174
16,185 Heidelberger Druckmaschinen AG* 22,139
5,448 Hexagon Composites ASA* 15,474
1,869 Hexagon Purus ASA* 2,044
9,100 Hino Motors, Ltd.* 29,789
1,200 Hisaka Works, Ltd. 7,842
3,600 Hitachi Construction Machinery Co., Ltd. 95,069
5,600 Hitachi Zosen Corp. 37,129
400 Hoshizaki Corp. 14,605
1,000 Hosokawa Micron Corp. 27,905
679 Husqvarna AB, A Shares 5,572
4,747 Husqvarna AB, B Shares 39,144
4,500 IHI Corp. 88,019
7,726 IMI plc 165,352
3,055 Indutrade AB 79,738
879 Interpump Group SpA 45,528
20 Interroll Holding AG, Class R 63,672
1,300 Iseki & Co., Ltd. 9,953
8,499 Iveco Group NV* 76,545
500 Japan Steel Works, Ltd. (The) 8,660
699 JOST Werke SE(a) 34,103
3,700 Juki Corp. 12,104
139 Kardex Holding AG, Registered Shares 36,133
900 Kato Works Co., Ltd. 8,040
5,300 Kawasaki Heavy Industries, Ltd. 116,308
3,210 KION Group AG 137,062
400 Kitagawa Corp.* 3,951
5,100 Kitz Corp. 43,474
1,934 Knorr-Bremse AG 125,440
572 Koenig & Bauer AG* 7,643
13,600 Komatsu, Ltd. 354,358
184 Komax Holding AG, Class R 43,940
2,900 Komori Corp. 23,481
4,562 Kone Oyj, Class B 228,263
1,364 Konecranes Oyj 61,437
187 Krones AG 23,081
4,500 Kubota Corp. 67,540
2,600 Kurita Water Industries, Ltd. 101,446
1,000 Kyokuto Kaihatsu Kogyo Co., Ltd. 13,906
1,200 Maezawa Kyuso Industries Co., Ltd. 11,266
700 Makino Milling Machine Co., Ltd. 29,063
2,500 Makita Corp. 68,762
586 Manitou BF SA 15,014
800 Max Co., Ltd. 18,599
Shares Value
Common Stocks, continued
Machinery, continued
896 McPhy Energy SA* $ 3,339
1,800 Meidensha Corp. 30,997
800 METAWATER Co., Ltd. 12,389
16,814 Metso Oyj 170,371
5,432 MINEBEA MITSUMI, Inc. 111,147
3,100 MISUMI Group, Inc. 52,291
2,100 Mitsubishi Heavy Industries, Ltd. 122,211
1,000 Mitsubishi Logisnext Co., Ltd. 9,766
700 Mitsuboshi Belting, Ltd. 21,713
2,900 Mitsui E&S Co., Ltd. 14,473
1,100 Miura Co., Ltd. 21,910
10,151 Morgan Advanced Materials plc 36,587
1,500 Morita Holdings Corp. 16,497
1,900 Nabtesco Corp. 38,684
800 Nachi-Fujikoshi Corp. 20,805
2,000 Namura Shipbuilding Co., Ltd. 17,901
1,456 NFI Group, Inc.* 15,045
8,900 NGK Insulators, Ltd. 106,068
2,300 Nikkiso Co., Ltd. 16,776
1,267 Nilfisk Holding A/S* 22,176
3,900 Nippon Thompson Co., Ltd. 15,559
400 Nissei ASB Machine Co., Ltd. 12,452
800 Nitta Corp. 20,808
500 Nitto Kohki Co., Ltd. 6,610
1,900 Nitto Seiko Co., Ltd. 7,079
400 Nomura Micro Science Co., Ltd.^ 42,089
300 Noritake Co., Ltd. 14,529
995 Norma Group SE 17,606
7,700 NSK, Ltd. 41,570
14,800 NTN Corp. 27,194
400 Obara Group, Inc. 10,693
4,495 OC Oerlikon Corp. AG 20,303
1,700 Oiles Corp. 23,853
400 Okamoto Machine Tool Works, Ltd. 16,055
600 OKUMA Corp. 25,783
1,000 Organo Corp. 41,225
2,800 OSG Corp.^ 40,032
692 Palfinger AG 19,250
174 Pfeiffer Vacuum Technology AG 29,619
150 Plasson Industries, Ltd. 5,854
122 Rational AG 94,243
70 Rieter Holding AG, Registered Shares 7,512
16,905 Rotork plc 69,514
1,800 Ryobi, Ltd. 33,792
6,132 Sandvik AB 132,766
357 Schindler Holding AG, Registered Shares 84,776
1,037,603 Seatrium, Ltd.* 92,653
684 SFS Group AG 84,917
1,100 Shibaura Machine Co., Ltd. 26,898
1,200 Shima Seiki Manufacturing, Ltd. 12,949
1,900 Shinmaywa Industries, Ltd. 15,806
78,000 Singamas Container Holdings, Ltd. 5,188
2,200 Sintokogio, Ltd. 16,605
3,528 Skellerup Holdings, Ltd. 11,234
4,224 SKF AB, B Shares 84,416
892 SKF AB, Class A 17,957
100 SMC Corp. 53,485
2,300 Sodick Co., Ltd. 11,862
441 Spirax-Sarco Engineering plc 58,898

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
December 31, 2023
25
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Machinery, continued
772 Stabilus SE $ 52,591
1,832 Stadler Rail AG 66,002
1,600 Star Micronics Co., Ltd. 19,460
849 Sulzer AG, Registered Shares 86,760
4,000 Sumitomo Heavy Industries, Ltd. 100,513
3,900 Tadano, Ltd. 32,523
900 Takeuchi Manufacturing Co., Ltd. 27,246
1,300 Takuma Co., Ltd. 16,448
3,785 Talgo SA(a) 18,341
478 Technotrans SE 11,505
17,187 Techtronic Industries Co., Ltd. 205,576
1,000 Teikoku Electric Manufacturing Co., Ltd. 20,862
1,900 THK Co., Ltd. 37,134
2,100 Tocalo Co., Ltd. 22,204
1,392 TOMRA Systems ASA 16,874
1,400 Torishima Pump Manufacturing Co., Ltd. 22,331
1,100 Toyota Industries Corp. 89,327
2,304 Trelleborg AB, Class B 77,214
1,098 Troax Group AB 26,974
1,100 Tsubaki Nakashima Co., Ltd. 5,697
1,400 Tsubakimoto Chain Co. 40,084
1,800 Tsugami Corp. 15,463
1,200 Tsukishima Holdings Co., Ltd. 11,399
600 Tsurumi Manufacturing Co., Ltd. 15,729
700 Union Tool Co. 16,549
3,461 Valmet Oyj 99,830
703 VAT Group AG(a) 352,894
1,074 VBG Group AB, Class B 25,886
9,855 Vesuvius plc 60,314
2,838 Volvo AB, Class A 75,185
18,502 Volvo AB, Class B 481,146
229 Vossloh AG 10,603
1,416 Wacker Neuson SE 28,545
6,324 Wartsila Oyj Abp 92,104
560 Washtec AG 19,781
2,970 Weir Group plc (The) 71,297
3,000 YAMABIKO Corp. 31,755
61,900 Yangzijiang Shipbuilding Holdings, Ltd. 69,815
2,600 Yaskawa Electric Corp. 108,073
10,427,335
Marine Transportation (0.5%):
1,600 Algoma Central Corp. 18,054
3,578 AMSC ASA 9,458
33 AP Moller - Maersk A/S, Class A 58,546
28 AP Moller - Maersk A/S, Class B 50,338
556 Clarkson plc 22,441
894 D/S Norden A/S 42,506
1,478 Dfds A/S 48,811
2,760 Golden Ocean Group, Ltd. 26,719
426 Hapag-Lloyd AG(a) 63,480
3,300 Iino Kaiun Kaisha, Ltd. 27,698
5,897 Irish Continental Group plc 28,151
2,300 Japan Transcity Corp. 10,001
1,800 Kawasaki Kisen Kaisha, Ltd. 78,467
794 Kuehne + Nagel International AG, Class R 273,789
5,100 Mitsui OSK Lines, Ltd. 163,622
19,192 MPC Container Ships ASA 25,182
5,800 Nippon Yusen KK 179,779
600 NS United Kaiun Kaisha, Ltd. 20,375
Shares Value
Common Stocks, continued
Marine Transportation, continued
185,000 Pacific Basin Shipping, Ltd. $ 61,074
52,000 SITC International Holdings Co., Ltd. 89,650
1,067 Stolt-Nielsen, Ltd. 32,708
4,623 Wallenius Wilhelmsen ASA 40,482
1,371,331
Media (0.9%):
1,150 4imprint Group plc 66,807
3,715 Aimia, Inc.* 8,776
996 Alma Media Oyj 10,580
65 APG SGA SA 14,144
8,376 ARN Media, Ltd. 5,697
14,475 Arnoldo Mondadori Editore SpA 34,274
12,859 Ascential plc* 48,285
4,886 Atresmedia Corp. de Medios de Comunicacion SA 19,380
1,951 Bloomsbury Publishing plc 11,670
701 Cogeco Communications, Inc. 31,402
5,394 Corus Entertainment, Inc., Class B 2,891
5,600 CyberAgent, Inc. 35,056
1,800 Dentsu Group, Inc. 46,055
2,100 Direct Marketing MiX, Inc. 6,563
5,775 Eutelsat Communications SACA*^ 27,155
2,800 Fuji Media Holdings, Inc. 31,083
1,813 Future plc 18,281
2,300 Gakken Holdings Co., Ltd. 16,070
7,000 Hakuhodo DY Holdings, Inc. 53,488
13,480 Informa plc 133,801
500 Intage Holdings, Inc. 5,750
1,459 IPSOS SA 91,705
113,063 ITV plc 90,912
9,582 IVE Group, Ltd. 13,054
2,708 JCDecaux SE* 54,518
1,600 Kadokawa Corp. 32,612
1,300 Macromill, Inc. 7,216
1,664 Metropole Television SA 23,793
9,409 MFE-MediaForEurope NV, Class A 24,490
2,046 MFE-MediaForEurope NV, Class B 7,380
3,263 Next 15 Group plc 34,612
58,186 Nine Entertainment Co. Holdings, Ltd. 79,871
1,307 NRJ Group 10,591
19,083 oOh!media, Ltd. 21,476
602 Perion Network, Ltd.* 18,954
68,000 Pico Far East Holdings, Ltd. 13,413
7,255 ProSiebenSat.1 Media SE 44,319
1,300 Proto Corp. 12,446
2,811 Publicis Groupe SA 261,373
12,118 Reach plc 11,512
1,470 RTL Group SA 56,725
10,874 S4 Capital plc* 7,368
3,469 Sanoma Oyj 26,600
979 Schibsted ASA, Class A 28,147
1,589 Schibsted ASA, Class B 43,257
14,802 SES SA, Class A 97,809
60,999 Seven West Media, Ltd.* 11,183
6,212 SKY Network Television, Ltd. 10,851
7,900 SKY Perfect JSAT Holdings, Inc. 39,162
15,013 Southern Cross Media Group, Ltd. 10,135
1,563 Stroeer SE & Co. KGaA 92,729
1,900 TBS Holdings, Inc. 40,329
15,000 Television Broadcasts, Ltd.* 6,105

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
December 31, 2023
26
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Media, continued
4,175 Television Francaise 1 SA $ 32,993
1,400 TV Asahi Holdings Corp. 15,930
500 Tv Tokyo Holdings Corp. 10,595
232 TX Group AG 33,326
1,000 ValueCommerce Co., Ltd. 10,381
1,600 Vector, Inc. 12,823
1,944 Viaplay Group AB, Class B* 1,003
19,231 Vivendi SE 205,928
500 Wowow, Inc. 3,784
410 WPP plc, ADR 19,504
7,345 WPP plc 69,808
700 Zenrin Co., Ltd. 4,331
2,372,261
Metals & Mining (5.4%):
5,632 Acerinox SA 66,259
6,343 Agnico Eagle Mines, Ltd. 347,814
1,039 Agnico Eagle Mines, Ltd. ADR 56,989
400 Aichi Steel Corp. 8,977
5,496 Alamos Gold, Inc., Class A 73,922
41,565 Alkane Resources, Ltd.* 18,584
2,048 Alleima AB 15,585
11,725 Allkem, Ltd.* 89,548
1,400 Altius Minerals Corp. 19,485
50,390 Alumina, Ltd.* 30,857
723 AMG Critical Materials NV 18,222
5,993 Anglo American plc 150,355
2,779 Antofagasta plc 59,436
2,415 APERAM SA 88,055
68,339 Arafura Rare Earths, Ltd.* 7,658
2,276 ArcelorMittal SA, NYS 64,616
5,723 ArcelorMittal SA 162,279
2,800 ARE Holdings, Inc. 38,697
12,400 Argonaut Gold, Inc.* 4,399
16,100 Ascot Resources, Ltd.* 5,954
3,752 Atalaya Mining plc 17,268
116,831 Aurelia Metals, Ltd.* 8,738
1,034 Aurubis AG 84,767
25,622 AVZ Minerals, Ltd.* 2,686
40,384 B2Gold Corp. 127,715
14,820 Barrick Gold Corp. 267,787
1,629 Bekaert SA 83,670
29,659 Bellevue Gold, Ltd.* 34,019
6,077 BHP Group, Ltd., ADR 415,120
38,377 BHP Group, Ltd. 1,315,297
8,456 BlueScope Steel, Ltd. 134,545
4,700 Boliden AB 146,682
8,386 Capricorn Metals, Ltd.* 26,992
10,300 Capstone Copper Corp.* 50,143
36,114 Centamin plc 45,989
9,300 Centerra Gold, Inc. 55,523
8,967 Central Asia Metals plc 20,599
11,257 Champion Iron, Ltd. 64,055
16,254 China Gold International Resources Corp., Ltd. 68,456
5,000 Daido Steel Co., Ltd. 53,058
1,400 Daiki Aluminium Industry Co., Ltd. 11,695
27,367 De Grey Mining, Ltd.* 23,506
7,050 Deterra Royalties, Ltd. 25,250
2,200 Dowa Holdings Co., Ltd. 80,195
9,600 Dundee Precious Metals, Inc. 61,445
Shares Value
Common Stocks, continued
Metals & Mining, continued
7,200 ECORA RESOURCES plc $ 9,181
8,162 Eldorado Gold Corp.* 105,960
10,609 Emerald Resources NL* 21,897
4,293 Endeavour Mining plc 96,462
3,800 Endeavour Silver Corp.* 7,457
13,107 Equinox Gold Corp.* 63,710
481 Eramet SA 38,142
1,599 ERO Copper Corp.* 25,284
71,986 Evolution Mining, Ltd. 195,197
7,778 Evraz plc*(b) —
7,330 Ferrexpo plc* 8,432
6,600 First Majestic Silver Corp. 40,500
6,267 First Quantum Minerals, Ltd. 51,322
15,958 Fortescue, Ltd. 315,584
7,300 Fortuna Silver Mines, Inc.* 28,100
340 Franco-Nevada Corp. 37,665
4,743 Fresnillo plc 35,820
8,215 Galiano Gold, Inc.* 7,627
7,520 Genesis Minerals, Ltd.* 9,212
185,248 Glencore plc 1,111,133
1,100 Godo Steel, Ltd. 35,824
8,900 GoGold Resources, Inc.* 9,069
32,369 Gold Road Resources, Ltd. 43,502
4,992 Granges AB 57,421
2,043 Hill & Smith plc 49,564
9,715 Hochschild Mining plc* 13,237
14,862 Hudbay Minerals, Inc. 81,775
15,631 IAMGOLD Corp.* 39,405
6,077 IGO, Ltd. 37,273
15,540 Iluka Resources, Ltd. 69,656
18,158 Imdex, Ltd. 23,262
3,605 Ivanhoe Mines, Ltd.* 34,964
16,400 JFE Holdings, Inc. 253,565
50,009 Jupiter Mines, Ltd. 5,607
5,636 K92 Mining, Inc.* 27,693
5,400 Karora Resources, Inc.* 19,849
47,233 Kinross Gold Corp. 285,915
12,000 Kobe Steel, Ltd. 154,570
1,800 Kyoei Steel, Ltd. 25,442
2,500 Labrador Iron Ore Royalty Corp. 60,193
2,100 Largo, Inc.* 4,834
14,207 Lucara Diamond Corp.* 4,128
4,500 Lundin Gold, Inc. 56,178
21,926 Lundin Mining Corp. 179,393
8,346 Lynas Rare Earths, Ltd.* 40,848
48,387 Macmahon Holdings, Ltd. 6,100
1,600 Major Drilling Group International, Inc.* 11,122
1,500 Maruichi Steel Tube, Ltd. 38,949
176,000 Midas Holdings, Ltd.*(b) —
1,585 Mineral Resources, Ltd. 75,275
4,200 Mitsubishi Materials Corp. 72,734
500 Mitsubishi Steel Manufacturing Co., Ltd. 5,232
1,500 Mitsui Mining & Smelting Co., Ltd. 46,022
30,000 Mongolian Mining Corp.* 28,778
27,183 Mount Gibson Iron, Ltd.* 10,178
2,200 Neturen Co., Ltd. 14,982
27,410 New Gold, Inc.* 39,722
410 Newmont Corp. 16,957
4,520 Newmont Corp. Australia 186,758

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
December 31, 2023
27
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Metals & Mining, continued
58,536 Nickel Industries, Ltd. $ 27,614
6,200 Nippon Denko Co., Ltd. 12,114
2,700 Nippon Light Metal Holdings Co., Ltd. 33,498
14,395 Nippon Steel Corp. 328,980
930 Nippon Yakin Kogyo Co., Ltd. 27,727
400 Nittetsu Mining Co., Ltd. 14,731
9,246 Norsk Hydro ASA 62,224
12,588 Northern Star Resources, Ltd. 117,727
28,628 OceanaGold Corp. 54,883
21,175 OM Holdings, Ltd. 6,425
2,207 Orla Mining, Ltd.* 7,173
500 Osaka Steel Co., Ltd. 8,760
600 OSAKA Titanium Technologies Co., Ltd. 11,543
2,589 Osisko Gold Royalties, Ltd. 36,952
12,854 Osisko Mining, Inc.* 25,904
15,995 Outokumpu Oyj 78,845
900 Pacific Metals Co., Ltd.* 7,734
11,278 Pan American Silver Corp. 184,122
33,353 Perenti, Ltd.* 23,601
41,346 Perseus Mining, Ltd. 52,337
36,817 Pilbara Minerals, Ltd. 98,644
42,517 Ramelius Resources, Ltd. 49,019
26,859 Regis Resources, Ltd.* 40,040
95,529 Resolute Mining, Ltd.* 29,039
10,242 Rio Tinto plc 760,507
4,888 Rio Tinto plc, ADR 363,960
5,634 Rio Tinto, Ltd. 519,112
1,335 Salzgitter AG 41,267
18,215 Sandfire Resources, Ltd.* 90,643
1,200 Seabridge Gold, Inc.* 14,546
7,176 Sierra Rutile Holdings, Ltd.* 470
32,896 Silver Lake Resources, Ltd.* 26,769
7,897 Sims, Ltd. 83,569
53,653 SolGold plc* 6,499
148,911 South32, Ltd. 338,280
4,366 SSAB AB, Class A 33,218
11,449 SSAB AB, Class B 87,838
8,249 SSR Mining, Inc. 88,536
30,000 St Barbara, Ltd.* 4,302
1,600 Stelco Holdings, Inc. 60,611
4,366 Straits Trading Co., Ltd. 5,980
3,700 Sumitomo Metal Mining Co., Ltd. 111,031
21,718 Swiss Steel Holding AG* 2,164
13,627 Syrah Resources, Ltd.* 5,966
12,474 Taseko Mines, Ltd.* 17,512
9,738 Teck Resources, Ltd., Class B 411,673
20,766 thyssenkrupp AG 144,880
900 Toho Titanium Co., Ltd. 12,111
700 Toho Zinc Co., Ltd. 5,583
300 Tokyo Rope Manufacturing Co., Ltd. 2,836
2,300 Tokyo Steel Manufacturing Co., Ltd. 28,134
4,785 Torex Gold Resources, Inc.* 52,801
969 Trevali Mining Corp.*(b) —
1,700 Triple Flag Precious Metals Corp. 22,634
1,500 UACJ Corp. 40,887
2,097 Victoria Gold Corp.* 11,016
4,973 voestalpine AG 156,858
4,200 Wesdome Gold Mines, Ltd.* 24,441
49,123 West African Resources, Ltd.* 31,750
Shares Value
Common Stocks, continued
Metals & Mining, continued
14,470 Westgold Resources, Ltd.* $ 21,551
2,016 Wheaton Precious Metals Corp. 99,469
500 Yamato Kogyo Co., Ltd. 26,320
800 Yodogawa Steel Works, Ltd. 21,609
14,044,521
Multi-Utilities (0.7%):
50,969 A2A SpA 104,610
2,232 ACEA SpA 34,078
12,104 AGL Energy, Ltd. 78,307
7,600 Algonquin Power & Utilities Corp. 47,955
5,995 Algonquin Power & Utilities Corp. ADR^ 37,888
2,005 Atco, Ltd., Class I 58,520
2,366 Canadian Utilities, Ltd., Class A 56,949
144,238 Centrica plc 258,022
14,514 E.ON SE 194,681
13,001 Engie SA 228,581
16,835 Hera SpA 55,238
11,786 Iren SpA 25,682
1,636 National Grid plc, ADR^ 111,232
8,297 National Grid plc 112,007
11,914 REN - Redes Energeticas Nacionais SGPS SA 30,582
21,700 Sembcorp Industries, Ltd. 87,136
1,869 Telecom Plus plc 38,290
6,489 Vector, Ltd. 15,300
6,496 Veolia Environnement SA 205,150
1,780,208
Office REITs (0.0%
†
):
3,571 CLS Holdings plc 4,625
5,154 Helical plc 14,511
3,140 Keppel REIT 2,209
21,345
Oil, Gas & Consumable Fuels (7.4%):
7,481 Advantage Energy, Ltd.* 48,164
18,755 Africa Oil Corp. 35,248
4,461 Aker BP ASA 129,704
4,908 Ampol, Ltd. 120,675
14,809 ARC Resources, Ltd. 219,860
507 Ashdod Refinery, Ltd.* 11,310
21,809 Athabasca Oil Corp.* 68,642
15,149 Baytex Energy Corp. 50,081
2,064 Baytex Energy Corp. ADR 6,852
69,875 Beach Energy, Ltd. 76,082
7,041 Birchcliff Energy, Ltd. 30,717
575 BLUENORD ASA* 28,186
8,745 Boss Energy, Ltd.* 23,934
151,966 BP plc 897,873
25,234 BP plc, ADR 893,284
173,000 Brightoil Petroleum Holdings, Ltd.*(b) —
819 BW Energy, Ltd.* 2,168
2,656 BW LPG, Ltd.(a) 39,454
789 Cameco Corp. 34,022
1,022 Cameco Corp. ADR 44,048
1,527 Canacol Energy, Ltd.^ 8,022
4,300 Canadian Natural Resources, Ltd. 281,744
6,882 Canadian Natural Resources, Ltd. ADR 450,909
6,930 Capricorn Energy plc 14,953
3,012 Cardinal Energy, Ltd. 14,277

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
December 31, 2023
28
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
194,347 Carnarvon Energy, Ltd.* $ 30,340
14,453 Cenovus Energy, Inc. 240,865
2,956 Cenovus Energy, Inc. ADR 49,217
7,392 Channel Infrastructure NZ, Ltd. 6,773
13,100 China Aviation Oil Singapore Corp., Ltd. 8,683
64,430 Cooper Energy, Ltd.* 5,707
2,300 Cosmo Energy Holdings Co., Ltd. 92,392
15,061 Crescent Point Energy Corp. 104,469
8,781 Crescent Point Energy Corp. ADR 60,852
8,223 Crew Energy, Inc.* 28,178
854 CropEnergies AG 10,839
4,317 d'Amico International Shipping SA 26,953
263 Delek Group, Ltd. 34,070
2,097 Diversified Energy Co. plc 29,739
20,320 DNO ASA 20,110
9,908 Enbridge, Inc. 356,715
44,500 ENEOS Holdings, Inc. 176,206
2,930 Energean plc 38,965
5,200 Enerplus Corp. 79,713
41,770 Eni SpA 708,891
120,434 EnQuest plc* 23,132
9,442 Equinor ASA 299,246
1,081 Equital, Ltd.* 33,254
1,390 Etablissements Maurel et Prom SA 9,348
2,256 Euronav NV 39,780
1,031 Euronav NV ADR^ 18,135
762 FLEX LNG, Ltd. 22,389
3,700 Freehold Royalties, Ltd.^ 38,232
2,600 Frontera Energy Corp.* 15,640
2,211 Frontline plc 44,174
3,100 Fuji Oil Co., Ltd. 8,011
14,784 Galp Energia SGPS SA 217,445
1,204 Gaztransport Et Technigaz SA 159,489
15,200 Gear Energy, Ltd. 7,342
6,249 Genel Energy plc 6,097
5,750 Gibson Energy, Inc. 87,363
1,960 Gran Tierra Energy, Inc.* 11,006
14,984 Gulf Keystone Petroleum, Ltd. 24,606
6,147 Hafnia, Ltd. 42,452
5,643 Harbour Energy plc 22,159
9,100 Headwater Exploration, Inc. 42,928
13,000 Idemitsu Kosan Co., Ltd. 70,814
1,973 Imperial Oil, Ltd. 112,403
19,500 Inpex Corp. 262,868
2,823 International Petroleum Corp. Stockholm* 33,939
2,244 International Petroleum Corp. Toronto* 26,710
3,600 Itochu Enex Co., Ltd. 39,199
1,700 Iwatani Corp. 77,393
1,000 Japan Petroleum Exploration Co., Ltd. 37,065
2,500 Journey Energy, Inc.* 7,284
34,924 Karoon Energy, Ltd.* 48,223
7,300 Kelt Exploration, Ltd.* 31,516
7,201 Keyera Corp. 174,087
3,130 Koninklijke Vopak NV 105,428
2,000 Logan Energy Corp.* 1,208
10,807 MEG Energy Corp.* 193,072
1,700 Mitsuuroko Group Holdings Co., Ltd. 19,107
1,502 Naphtha Israel Petroleum Corp., Ltd. 7,725
3,641 Neste Oyj 129,344
Shares Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
21,426 New Hope Corp., Ltd. $ 75,314
64,000 NewOcean Energy Holdings, Ltd.* 57
21,200 Nippon Coke & Engineering Co., Ltd.* 17,556
7,754 NuVista Energy, Ltd.* 64,612
2,000 Obsidian Energy, Ltd.* 13,571
104,047 Oil Refineries, Ltd. 35,214
771 Okeanis Eco Tankers Corp.(a) 20,447
4,124 OMV AG 181,266
41,785 Paladin Energy, Ltd.* 27,941
5,770 Panoro Energy ASA 15,333
3,407 Paramount Resources, Ltd., Class A 66,679
4,673 Parex Resources, Inc. 88,000
6,100 Parkland Corp. 196,642
507 Paz Oil Co., Ltd. 42,588
6,246 Pembina Pipeline Corp. 215,067
1,584 Pembina Pipeline Corp. ADR 54,521
7,660 Peyto Exploration & Development Corp.^ 69,610
12,892 Pharos Energy plc 3,497
10,900 Pine Cliff Energy, Ltd. 11,107
3,132 PrairieSky Royalty, Ltd. 54,844
35,781 Repsol SA 530,583
1,600 Sala Corp. 8,287
3,100 San-Ai Obbli Co., Ltd. 35,225
82,456 Santos, Ltd. 430,502
23,460 Saras SpA 41,920
8,575 Serica Energy plc 25,106
51,340 Shell plc 1,667,674
18,709 Shell plc, ADR 1,231,052
400 Sinanen Holdings Co., Ltd. 11,901
2,000 Spartan Delta Corp. 4,498
487 Strathcona Resources, Ltd.* 7,877
16,178 Suncor Energy, Inc. 518,346
9,472 Suncor Energy, Inc. ADR 303,483
1,871 Surge Energy, Inc. 9,151
3,041 Tamar Petroleum, Ltd.(a) 13,803
9,600 Tamarack Valley Energy, Ltd. 22,245
13,214 TC Energy Corp. 516,233
1,817 TC Energy Corp. ADR 71,027
3,303 Tethys Oil AB 14,242
13,400 Tidewater Midstream and Infrastructure, Ltd. 10,721
3,400 Topaz Energy Corp. 49,734
906 TORM plc 27,398
663 TORM plc, Class A 20,050
41,514 TotalEnergies SE 2,819,602
7,938 Tourmaline Oil Corp. 357,027
64,721 Tullow Oil plc* 32,019
9,392 Var Energi ASA 29,705
542 Verbio Vereinigte Bioenergie AG 17,876
4,283 Vermilion Energy, Inc. 51,626
23,550 Viva Energy Group, Ltd.(a) 55,823
27,552 Whitecap Resources, Inc. 184,456
35,316 Whitehaven Coal, Ltd. 178,880
26,636 Woodside Energy Group, Ltd. 564,144
7,763 Yancoal Australia, Ltd.^ 26,154
19,331,735
Paper & Forest Products (0.5%):
2,718 Altri SGPS SA 13,804
2,829 Canfor Corp.* 38,114
3,000 Daio Paper Corp. 23,850

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
December 31, 2023
29
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Paper & Forest Products, continued
8,317 Ence Energia y Celulosa SA $ 26,008
5,000 Hokuetsu Corp.^ 50,173
1,406 Holmen AB, B Shares 59,494
1,527 Interfor Corp.* 27,062
10,920 Mondi plc 213,454
11,089 Navigator Co. SA (The) 43,498
4,800 Nippon Paper Industries Co., Ltd.* 42,940
2,562 Nordic Paper Holding AB 11,394
5,393 Norske Skog ASA(a) 21,952
18,600 Oji Holdings Corp. 71,506
798 Stella-Jones, Inc. 46,450
16,530 Stora Enso Oyj, Class R 228,626
3,684 Svenska Cellulosa AB SCA, Class B 55,220
600 Tokushu Tokai Paper Co., Ltd. 16,725
6,568 UPM-Kymmene Oyj 247,027
1,707 West Fraser Timber Co., Ltd. 146,053
24,618 Western Forest Products, Inc. 13,193
1,396,543
Passenger Airlines (0.2%):
3,200 Air Canada* 45,142
1,552 Air France-KLM* 23,407
80,763 Air New Zealand, Ltd. 32,400
1,200 ANA Holdings, Inc.* 26,008
57,347 Cathay Pacific Airways, Ltd.* 59,881
7,555 Deutsche Lufthansa AG, Registered Shares* 67,138
5,559 easyJet plc* 36,085
15,527 Esken, Ltd.* 237
528 Exchange Income Corp. 17,973
2,700 Japan Airlines Co., Ltd. 53,186
2,549 JET2 plc 40,432
10,542 Qantas Airways, Ltd.* 38,425
11,700 Singapore Airlines, Ltd. 58,001
498,315
Personal Care Products (0.6%):
306 Beiersdorf AG 45,842
3,201 Best World International, Ltd.* 4,169
1,500 Fancl Corp. 25,201
5,222 Haleon plc, ADR 42,977
12,238 Haleon plc 50,095
189 Interparfums SA 10,563
514 Jamieson Wellness, Inc.(a) 12,310
1,800 Kao Corp. 73,980
500 Kobayashi Pharmaceutical Co., Ltd. 24,047
200 Kose Corp. 14,951
16,500 L'Occitane International SA 47,164
1,052 L'Oreal SA 522,990
1,600 Mandom Corp. 14,494
1,000 Milbon Co., Ltd. 26,152
600 Noevir Holdings Co., Ltd. 21,857
2,645 Ontex Group NV* 22,201
1,200 Pola Orbis Holdings, Inc. 13,469
5,635 PZ Cussons plc 10,965
2,000 Rohto Pharmaceutical Co., Ltd. 40,204
2,700 Shiseido Co., Ltd. 81,295
5,419 Unilever NV, ADR 262,713
5,719 Unilever plc 276,654
1 Unilever plc ADR 48
Shares Value
Common Stocks, continued
Personal Care Products, continued
1,300 YA-MAN, Ltd.^ $ 9,271
1,653,612
Pharmaceuticals (4.3%):
2,004 ALK-Abello A/S* 30,028
15,687 Alliance Pharma plc 8,100
2,003 Almirall SA 18,643
12,500 Astellas Pharma, Inc. 149,897
5,648 AstraZeneca plc, ADR 380,393
4,155 AstraZeneca plc 559,502
491 Aurora Cannabis, Inc.* 241
6,486 Bausch Health Cos., Inc.* 52,039
1,145 Bausch Health Cos., Inc. ADR* 9,183
18,067 Bayer AG, Registered Shares 670,625
298 Boiron SA 13,235
90 Canopy Growth Corp.* 459
5,000 Chugai Pharmaceutical Co., Ltd. 189,607
207 COSMO Pharmaceuticals NV 12,561
1,800 Daiichi Sankyo Co., Ltd. 49,839
330 Daito Pharmaceutical Co., Ltd. 4,453
699 Dermapharm Holding SE 32,675
500 Eisai Co., Ltd. 25,022
192 Euroapi SA* 1,219
9,153 Faes Farma SA 31,977
700 Fuji Pharma Co., Ltd. 8,625
500 Fuso Pharmaceutical Industries, Ltd. 6,700
9,383 GSK plc, ADR 347,734
15,331 GSK plc 283,129
10,077 H Lundbeck A/S 48,964
4,354 H Lundbeck A/S, Class A 18,514
3,600 Haw Par Corp., Ltd. 26,575
2,864 Hikma Pharmaceuticals plc 65,255
800 Hisamitsu Pharmaceutical Co., Inc. 24,429
5,536 Indivior plc* 83,582
1,149 Ipsen SA 137,117
1,000 Kaken Pharmaceutical Co., Ltd. 23,798
1,000 Kissei Pharmaceutical Co., Ltd. 21,863
5,747 Knight Therapeutics, Inc.* 22,513
900 Kyowa Kirin Co., Ltd. 15,139
680 Laboratorios Farmaceuticos Rovi SA 45,283
4,918 Mayne Pharma Group, Ltd. 20,556
342 Merck KGaA 54,390
400 Mochida Pharmaceutical Co., Ltd. 9,260
1,200 Nippon Shinyaku Co., Ltd. 42,439
11,343 Novartis AG, Registered Shares 1,145,638
27,014 Novo Nordisk A/S, Class B 2,794,685
5,400 Ono Pharmaceutical Co., Ltd. 96,465
658 Orion Oyj, Class A 28,473
3,504 Orion Oyj, Class B 151,909
1,400 Otsuka Holdings Co., Ltd. 52,406
1,093 Recordati Industria Chimica e Farmaceutica SpA 59,023
5,196 Roche Holding AG 1,506,415
214 Roche Holding AG, Class BR 66,538
558 Sandoz Group AG, ADR* 17,862
5,797 Sandoz Group AG* 187,056
5,240 Sanofi SA 519,431
2,400 Santen Pharmaceutical Co., Ltd. 23,876
1,300 Sawai Group Holdings Co., Ltd. 47,979
1,300 Seikagaku Corp. 7,009
1,500 Shionogi & Co., Ltd. 72,228

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
December 31, 2023
30
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Pharmaceuticals, continued
2,832 SNDL, Inc.* $ 4,644
9,600 Sumitomo Pharma Co., Ltd. 31,742
1,100 Taisho Pharmaceutical Holdings Co., Ltd. 67,833
12,200 Takeda Pharmaceutical Co., Ltd. 350,279
3,056 Teva Pharmaceutical Industries, Ltd., ADR* 31,905
800 Torii Pharmaceutical Co., Ltd. 20,149
1,200 Towa Pharmaceutical Co., Ltd. 20,001
2,000 Tsumura & Co. 37,710
1,001 UCB SA 87,165
38,000 United Laboratories International Holdings, Ltd.
(The) 34,098
166 Vetoquinol SA 18,763
179 Virbac SACA 71,097
1,100 ZERIA Pharmaceutical Co., Ltd. 15,735
11,113,677
Professional Services (2.0%):
6,879 Adecco Group AG 338,624
2,295 AFRY AB 31,825
7,609 ALS, Ltd. 66,420
770 Altech Corp. 14,508
203 Amadeus Fire AG 27,558
5,585 Applus Services SA 61,658
2,192 Arcadis NV 118,496
1,900 BayCurrent Consulting, Inc. 66,428
1,800 Bell System24 Holdings, Inc. 22,323
2,600 Benefit One, Inc. 39,015
372 Bertrandt AG 21,094
1,661 Brunel International NV 20,509
7,526 Bureau Veritas SA 190,184
26,624 Capita plc* 7,426
5,155 Computershare, Ltd. 85,629
700 Creek & River Co., Ltd. 10,879
180 Danel Adir Yeoshua, Ltd. 14,911
1,200 dip Corp. 27,247
1,661 DKSH Holding AG 115,493
900 en Japan, Inc. 17,348
7,139 Experian plc 290,871
1,200 FULLCAST Holdings Co., Ltd. 15,559
1,500 Funai Soken Holdings, Inc. 27,211
175 Groupe Crit SA 15,183
37,731 Hays plc 52,499
690 Hilan, Ltd. 36,331
1,600 Insource Co., Ltd. 9,995
4,035 Intertek Group plc 217,841
4,845 IPH, Ltd. 21,107
300 IR Japan Holdings, Ltd. 3,237
4,000 JAC Recruitment Co., Ltd. 18,393
1,000 LIKE, Inc. 10,347
19,489 Link Administration Holdings, Ltd. 28,829
5,600 Link And Motivation, Inc. 22,051
1,000 Management Solutions Co., Ltd. 24,320
3,994 McMillan Shakespeare, Ltd. 43,375
1,500 MEITEC Group Holdings, Inc. 29,985
7,700 Nihon M&A Center Holdings, Inc. 42,336
1,900 Open Up Group, Inc. 31,562
3,000 Outsourcing, Inc. 36,886
12,547 Pagegroup plc 77,867
1,400 Pasona Group, Inc. 26,148
39,000 Persol Holdings Co., Ltd. 66,726
Shares Value
Common Stocks, continued
Professional Services, continued
3,882 Randstad NV $ 243,286
10,100 Recruit Holdings Co., Ltd. 431,264
2,839 RELX NV 112,315
6,345 RELX plc 251,596
5,236 RELX plc ADR 207,660
2,833 Ricardo plc 17,689
3,902 Robert Walters plc 22,129
5,749 RWS Holdings plc 18,358
1,750 SGS SA, Registered Shares 151,184
1,300 SIGMAXYZ Holdings, Inc. 13,332
3,267 SmartGroup Corp., Ltd. 19,340
2,500 SMS Co., Ltd. 51,175
3,200 S-Pool, Inc. 10,070
7,669 SThree plc 40,720
1,633 Talenom Oyj 11,174
1,100 Tanseisha Co., Ltd. 6,800
2,800 TechnoPro Holdings, Inc. 73,403
1,404 Teleperformance SE 205,185
2,200 TELUS International CDA, Inc.* 18,897
89 Thomson Reuters Corp. 13,014
293 Thomson Reuters Corp. ADR 42,842
1,000 TKC Corp. 26,621
700 Transcosmos, Inc. 14,940
1,100 UT Group Co., Ltd.* 18,992
700 Visional, Inc.* 44,397
300 Weathernews, Inc. 11,492
4,148 Wolters Kluwer NV 589,370
5,113,479
Real Estate Management & Development (2.2%):
697 Aedas Homes SA(a) 14,025
1,700 Aeon Mall Co., Ltd. 21,344
206 AFI Properties, Ltd.* 9,131
1,001 Airport City, Ltd.* 17,133
2,300 Airport Facilities Co., Ltd. 9,608
714 Allreal Holding AG, Registered Shares 127,904
1,972 Alony Hetz Properties & Investments, Ltd. 16,123
492 Alrov Properties and Lodgings, Ltd. 17,102
700 Altus Group, Ltd. 22,264
2,393 Amot Investments, Ltd. 12,897
2,116 Annehem Fastigheter AB, Class B* 3,568
21,069 Aroundtown SA* 57,569
46,000 Asia Standard International Group, Ltd.* 2,592
1,281 Atrium Ljungberg AB, B Shares 29,409
233 Azrieli Group, Ltd. 15,091
210 Big Shopping Centers, Ltd.* 21,597
116 Blue Square Real Estate, Ltd. 7,719
59 Brack Capital Properties NV* 3,970
1,139 BRANICKS Group AG 4,243
3,700 Bukit Sembawang Estates, Ltd. 9,897
695 CA Immobilien Anlagen AG 24,901
31,443 Capitaland India Trust 27,145
25,700 CapitaLand Investment, Ltd. 61,337
2,130 Castellum AB* 30,464
781 Catena AB 36,709
2,946 Cedar Woods Properties, Ltd. 10,005
18,000 Chinese Estates Holdings, Ltd.* 2,803
52,000 Chuang's Consortium International, Ltd.* 2,964
851 Cibus Nordic Real Estate AB (publ) 11,288
12,200 City Developments, Ltd. 61,321

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
December 31, 2023
31
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Real Estate Management & Development, continued
1,684 Citycon Oyj $ 9,671
27,675 CK Asset Holdings, Ltd. 138,404
800 Colliers International Group, Inc. 101,200
127 Colliers International Group, Inc. ADR 16,068
12,641 Corem Property Group AB, Class B 13,368
340,000 CSI Properties, Ltd. 4,186
2,460 CTP NV(a) 41,566
900 Daito Trust Construction Co., Ltd. 104,193
8,400 Daiwa House Industry Co., Ltd. 253,812
1,800 Dear Life Co., Ltd. 11,646
478 Deutsche EuroShop AG 11,899
1,307 Deutsche Wohnen SE 34,536
2,651 Dios Fastigheter AB 22,740
1,450 DREAM Unlimited Corp. 24,789
34,000 Emperor International Holdings, Ltd. 1,678
577 Entra ASA(a) 6,552
55,400 ESR Group, Ltd.(a) 76,471
4,939 Fabege AB 53,007
83,930 Far East Consortium International, Ltd. 14,943
8,276 Fastighets AB Balder, B Shares* 59,127
862 FastPartner AB, Class A 5,370
300 FirstService Corp., Class WI 48,604
436 FirstService Corp. ADR, Class WI 70,671
11,092 Foxtons Group plc 6,494
16,000 Frasers Property, Ltd. 10,723
2,231 Gav-Yam Lands Corp., Ltd. 18,135
1,100 Goldcrest Co., Ltd. 17,202
28,069 Grainger plc 94,432
1,873 Grand City Properties SA* 21,049
10,516 Great Eagle Holdings, Ltd. 16,352
17,100 GuocoLand, Ltd. 19,194
28,000 Hang Lung Group, Ltd. 38,192
39,984 Hang Lung Properties, Ltd. 55,479
7,709 Harworth Group plc 11,887
1,200 Heiwa Real Estate Co., Ltd. 32,012
14,706 Henderson Land Development Co., Ltd. 45,459
143 Hiag Immobilien Holding AG 13,579
37,840 HKR International, Ltd. 7,186
9,400 Ho Bee Land, Ltd. 12,594
18,500 Hong Fok Corp., Ltd. 12,750
15,800 Hongkong Land Holdings, Ltd. 54,893
2,049 Hufvudstaden AB, Class A 28,846
5,800 Hulic Co., Ltd. 60,573
11,000 Hysan Development Co., Ltd. 21,818
151 IES Holdings, Ltd.* 10,111
242 Immobel SA 7,958
218 Ina Invest Holding AG* 4,526
700 Information Services Corp. 11,719
2,409 Instone Real Estate Group SE(a) 19,416
29 Intershop Holding AG 21,215
164 Investis Holding SA 19,036
1,643 Israel Canada T.R, Ltd. 4,917
59 Isras Investment Co., Ltd. 12,258
32,180 IWG plc* 77,413
800 JINUSHI Co., Ltd. 12,367
25,000 K. Wah International Holdings, Ltd. 6,264
1,500 Katitas Co., Ltd. 23,226
1,200 Keihanshin Building Co., Ltd. 12,084
16,225 Kerry Properties, Ltd. 29,593
Shares Value
Common Stocks, continued
Real Estate Management & Development, continued
2,347 K-fast Holding AB* $ 5,622
3,270 Kojamo Oyj 43,413
26,000 Kowloon Development Co., Ltd. 19,657
17,100 Lai Sun Development Co., Ltd.* 1,865
44,500 Langham Hospitality Investments and Langham
Hospitality Investments, Ltd. 3,814
1,463 LEG Immobilien SE* 128,099
14,551 Lendlease Corp., Ltd. 73,765
8,900 Leopalace21 Corp.* 26,953
3,460 Lifestyle Communities, Ltd. 42,777
8,000 Liu Chong Hing Investment, Ltd. 5,533
4,644 LSL Property Services plc 15,253
543 Mega Or Holdings, Ltd. 12,692
463 Melisron, Ltd. 35,852
59,000 Mingfa Group International Co., Ltd.* 1,421
4,200 Mirarth Holdings, Inc. 13,791
6,700 Mitsubishi Estate Co., Ltd. 92,053
4,000 Mitsui Fudosan Co., Ltd. 97,781
9,306 Mivne Real Estate KD, Ltd. 27,723
342 Mobimo Holding AG, Registered Shares 106,294
100 Morguard Corp. 7,999
28,087 New World Development Co., Ltd. 43,411
1,539 Nexity SA 28,770
1,700 Nisshin Group Holdings Co., Ltd. 6,030
1,400 Nomura Real Estate Holdings, Inc. 36,734
522 NP3 Fastigheter AB 12,064
6,438 Nyfosa AB 61,639
17,900 OUE, Ltd. 16,261
54,608 Oxley Holdings, Ltd.* 4,177
25,655 Pacific Century Premium Developments, Ltd.* 802
2,702 Pandox AB 40,317
1,455 PATRIZIA SE 13,168
5,361 PEXA Group, Ltd.* 40,337
1,195 Platzer Fastigheter Holding AB, Class B 10,047
222 Prashkovsky Investments and Construction, Ltd. 5,130
1,324 PSP Swiss Property AG, Registered Shares 185,429
125 Raysum Co., Ltd. 2,833
3,244 Real Matters, Inc.* 15,425
4,100 Relo Group, Inc. 49,355
1,892 Sagax AB, Class B 51,925
22,824 Samhallsbyggnadsbolaget i Norden AB^ 11,581
1,200 SAMTY Co., Ltd. 20,693
3,518 Savills plc 43,320
1,875 Selvaag Bolig ASA 6,114
70,000 Shun Tak Holdings, Ltd.* 9,031
100,800 Sinarmas Land, Ltd. 13,819
59,933 Sino Land Co., Ltd. 65,345
39,485 Sirius Real Estate, Ltd. 47,337
5,000 Soundwill Holdings, Ltd. 4,034
200 SRE Holdings Corp.* 3,884
1,800 Starts Corp., Inc. 37,323
2,567 StorageVault Canada, Inc. 10,133
2,400 Sumitomo Realty & Development Co., Ltd. 71,140
1,493 Summit Real Estate Holdings, Ltd. 22,496
1,800 Sun Frontier Fudousan Co., Ltd. 20,795
8,921 Sun Hung Kai Properties, Ltd. 96,009
5,146 Swire Pacific, Ltd., Class A 43,456
17,500 Swire Pacific, Ltd., Class B 22,952
8,600 Swire Properties, Ltd. 17,340

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
December 31, 2023
32
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Real Estate Management & Development, continued
1,615 Swiss Prime Site AG, Registered Shares $ 172,825
3,096 TAG Immobilien AG* 45,094
21,000 TAI Cheung Holdings, Ltd. 8,875
1,000 TKP Corp.* 12,700
2,900 TOC Co, Ltd. 14,332
6,400 Tokyo Tatemono Co., Ltd. 95,603
15,400 Tokyu Fudosan Holdings Corp. 98,038
2,400 Tosei Corp. 33,896
6,520 Tricon Residential, Inc. 59,349
213 UBM Development AG 4,962
12,600 UOL Group, Ltd. 59,744
241 VGP NV 27,889
5,132 Vonovia SE 161,693
9,647 Wallenstam AB, B Shares 52,493
6 Warteck Invest AG, Registered Shares 13,183
6,203 Watkin Jones plc 4,612
12,829 Wharf Real Estate Investment Co., Ltd. 43,640
4,068 Wihlborgs Fastigheter AB 38,228
20,700 Wing Tai Holdings, Ltd. 20,231
16,000 Wing Tai Properties, Ltd. 5,615
148 YH Dimri Construction & Development, Ltd. 10,612
17 Zug Estates Holding AG, Class B 32,449
5,656,652
Retail REITs (0.0%
†
):
12,669 Investore Property, Ltd. 9,592
Semiconductors & Semiconductor Equipment (2.5%):
4,400 Advantest Corp. 151,533
8,300 AEM Holdings, Ltd. 21,703
— ams-OSRAM AG Austria* —
546 ASM International NV 284,287
1,726 ASML Holding NV, NYS 1,306,444
1,186 ASML Holding NV 895,325
10,419 ASMPT, Ltd. 98,938
1,142 BE Semiconductor Industries NV 172,061
600 Disco Corp. 147,667
185 Elmos Semiconductor SE 15,114
1,700 Ferrotec Holdings Corp. 31,934
300 Furuya Metal Co., Ltd. 20,264
10,962 Infineon Technologies AG 457,148
24,323 IQE plc* 7,545
2,200 Japan Material Co., Ltd. 38,987
500 Lasertec Corp. 130,691
500 Megachips Corp. 16,542
707 Melexis NV 71,455
1,700 Micronics Japan Co., Ltd. 43,967
800 Mimasu Semiconductor Industry Co., Ltd. 18,086
1,000 Mitsui High-Tec, Inc. 51,914
1,737 Nordic Semiconductor ASA* 21,492
386 Nova, Ltd.* 53,424
1,100 Optorun Co., Ltd. 12,655
12,300 Renesas Electronics Corp.* 220,779
5,200 Rohm Co., Ltd. 99,631
300 Rorze Corp. 31,720
1,000 RS Technologies Co., Ltd. 21,098
700 Sanken Electric Co., Ltd. 38,306
1,200 SCREEN Holdings Co., Ltd. 100,883
600 Shibaura Mechatronics Corp. 25,008
300 Shindengen Electric Manufacturing Co., Ltd. 6,433
Shares Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
1,000 Shinko Electric Industries Co., Ltd. $ 38,703
743 Siltronic AG 72,540
2,500 Socionext, Inc. 44,993
690 SOITEC* 123,863
1,666 STMicroelectronics NV, NYS 83,517
6,413 STMicroelectronics NV 321,738
409 SUESS MicroTec SE 12,508
11,800 SUMCO Corp. 176,301
1,400 Tazmo Co., Ltd. 27,324
3,100 Tokyo Electron, Ltd. 551,105
1,200 Tokyo Seimitsu Co., Ltd. 73,329
1,200 Torex Semiconductor, Ltd. 15,001
500 Towa Corp. 25,011
1,335 Tower Semiconductor, Ltd.* 40,744
1,200 Tri Chemical Laboratories, Inc. 30,563
321 u-blox Holding AG 38,164
1,500 Ulvac, Inc. 71,310
24,700 UMS Holdings, Ltd. 25,023
1,978 X-Fab Silicon Foundries SE*(a) 22,278
1,200 Yamaichi Electronics Co., Ltd. 16,432
6,423,481
Software (1.1%):
1,800 Access Co., Ltd.* 10,557
1,484 accesso Technology Group plc* 10,929
2,086 Altium, Ltd. 66,350
177 Atoss Software AG 40,841
4,889 BlackBerry, Ltd.* 17,343
19,135 Bravura Solutions, Ltd.* 11,117
3,570 Byggfakta Group Nordic Holdco AB* 12,927
5,897 Bytes Technology Group plc 45,870
4,700 Celsys, Inc. 23,917
500 Computer Engineering & Consulting, Ltd. 5,537
4,726 Computer Modelling Group, Ltd. 36,134
201 Constellation Software, Inc. 498,407
464 Crayon Group Holding ASA*(a) 3,862
1,400 Cresco, Ltd. 19,010
1,200 Cybozu, Inc. 18,488
2,285 Darktrace plc* 10,646
1,132 Dassault Systemes SE 55,409
300 Descartes Systems Group, Inc. (The)* 25,209
564 Descartes Systems Group, Inc. (The) ADR* 47,410
300 Digital Arts, Inc. 10,881
989 Dye & Durham, Ltd. 10,719
1,500 Enghouse Systems, Ltd. 39,739
669 FD Technologies plc* 9,811
1,600 Fixstars Corp. 14,594
5,391 Fortnox AB 32,420
1,966 F-Secure Oyj 4,418
800 Fuji Soft, Inc. 33,466
900 Fukui Computer Holdings, Inc. 16,038
4,528 GB Group plc 15,815
8,509 Hansen Technologies, Ltd. 29,497
700 I'll, Inc. 15,801
16,011 Infomedia, Ltd. 15,696
7,858 Integrated Research, Ltd.* 1,925
3,230 IRESS, Ltd. 17,868
1,500 Justsystems Corp. 34,719
200 Kinaxis, Inc.* 22,449
562 Lectra 19,436

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
December 31, 2023
33
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Software, continued
4,811 Lightspeed Commerce, Inc.* $ 101,020
36 Linedata Services 2,209
15,683 LINK Mobility Group Holding ASA* 27,938
1,195 Magic Software Enterprises, Ltd. 11,522
500 Miroku Jyoho Service Co., Ltd. 6,211
1,400 m-up Holdings, Inc. 10,662
1,504 Nemetschek SE 130,227
145 Nice, Ltd.* 29,042
30,146 Nuix, Ltd.* 38,836
400 OBIC Business Consultants Co., Ltd. 18,252
1,680 Open Text Corp. 70,616
896 Open Text Corp. ADR 37,650
500 Oracle Corp. 38,523
1,000 Plus Alpha Consulting Co., Ltd. 20,032
601 QT Group Oyj* 42,830
900 Rakus Co., Ltd. 16,575
5,734 Sage Group plc (The) 85,521
1,386 SAP SE 213,173
16,449 Sinch AB*(a) 61,444
500 SRA Holdings 12,604
8,400 Systena Corp. 18,192
5,737 TeamViewer SE*(a) 88,817
7,838 Technology One, Ltd. 81,822
1,942 Temenos AG, Registered Shares 181,287
3,468 TomTom NV* 24,488
1,500 Trend Micro, Inc. 79,820
3,188 Truecaller AB, Class B* 11,082
12,001 Vista Group International, Ltd.* 12,492
605 Vitec Software Group AB, B Shares 35,292
44,000 Vobile Group, Ltd.* 13,545
1,200 WingArc1st, Inc. 26,088
623 WiseTech Global, Ltd. 31,851
1,966 WithSecure Oyj* 2,250
423 Xero, Ltd.* 32,239
2,919,407
Specialty Retail (1.5%):
1,200 ABC-Mart, Inc. 20,904
16,866 Accent Group, Ltd. 22,232
11,667 Adairs, Ltd. 14,335
1,300 Adastria Co., Ltd. 32,053
900 Alpen Co., Ltd. 12,384
2,600 AOKI Holdings, Inc. 21,004
2,800 Aoyama Trading Co., Ltd. 29,341
3,270 ARCLANDS Corp. 38,894
1,137 Aritzia, Inc.* 23,600
1,006 ASOS plc* 5,461
1,143 Auto1 Group SE*(a) 8,170
2,500 Autobacs Seven Co., Ltd. 27,637
613 AutoCanada, Inc.* 10,595
2,778 Avolta AG, Registered Shares* 109,613
621 BHG Group AB* 874
2,300 Bic Camera, Inc. 21,908
2,768 Bilia AB, A Shares 37,096
34,054 boohoo Group plc*^ 17,773
3,245 Byggmax Group AB* 12,213
2,609 Carasso Motors, Ltd. 11,258
16,294 Card Factory plc* 22,349
3,919 CECONOMY AG* 10,704
800 Chiyoda Co., Ltd. 4,869
Shares Value
Common Stocks, continued
Specialty Retail, continued
32,200 Chow Tai Fook Jewellery Group, Ltd. $ 47,398
1,435 Clas Ohlson AB, B Shares 22,521
51,069 Currys plc* 32,751
4,700 DCM Holdings Co., Ltd. 43,065
2,725 Delek Automotive Systems, Ltd. 17,565
7,507 DFS Furniture plc 11,616
291 Dor Alon Energy in Israel 1988, Ltd. 5,799
2,929 Dunelm Group plc 40,826
5,584 Eagers Automotive, Ltd. 54,901
3,700 EDION Corp. 41,226
115,950 Esprit Holdings, Ltd.* 6,002
1,200 Fast Retailing Co., Ltd. 297,567
995 Fielmann Group AG 53,421
917 Fnac Darty SA 27,888
280 Fox Wizel, Ltd. 19,004
4,126 Frasers Group plc* 47,793
2,300 Geo Holdings Corp. 34,563
100,000 Giordano International, Ltd. 33,801
7,052 H & M Hennes & Mauritz AB, Class B 123,804
10,860 Halfords Group plc 27,582
1,000 Honeys Holdings Co., Ltd. 12,358
485 Hornbach Holding AG & Co. KGaA 35,333
4,500 Hour Glass, Ltd. (The) 5,659
2,800 IDOM, Inc. 19,263
8,260 Industria de Diseno Textil SA 360,223
3,000 Istyle, Inc.* 8,803
3,610 JB Hi-Fi, Ltd. 130,189
38,979 JD Sports Fashion plc 82,364
700 JINS Holdings, Inc. 23,295
1,500 Joshin Denki Co., Ltd. 25,801
1,900 Joyful Honda Co., Ltd. 24,856
2,166 Kamux Corp. 13,404
744 Kid ASA(a) 8,573
58,089 Kingfisher plc 179,742
26,469 KMD Brands, Ltd. 12,545
900 Kohnan Shoji Co., Ltd. 25,016
1,600 Komeri Co., Ltd. 35,038
3,300 K's Holdings Corp. 30,912
1,766 Leon's Furniture, Ltd. 24,206
2,388 Lovisa Holdings, Ltd. 39,600
9,000 Luk Fook Holdings International, Ltd. 24,155
531 Maisons du Monde SA(a) 3,339
2,347 Matas A/S 40,115
1,681 MEKO AB 18,299
1,563 Mobilezone Holding AG, Registered Shares 25,530
821 Musti Group Oyj 23,688
6,515 N Brown Group plc* 1,281
1,800 Nextage Co., Ltd. 32,968
3,966 Nick Scali, Ltd. 33,228
1,900 Nishimatsuya Chain Co., Ltd. 27,905
900 Nitori Holdings Co., Ltd. 120,253
3,600 Nojima Corp. 44,649
28,290 Oriental Watch Holdings 15,214
2,000 PAL GROUP Holdings Co., Ltd. 34,810
76,677 Pendragon plc* 31,531
13,517 Pets at Home Group plc 54,832
3,411 Premier Investments, Ltd. 63,908
362 Retailors, Ltd. 7,182
700 Sanrio Co., Ltd. 29,076

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
December 31, 2023
34
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Specialty Retail, continued
300 Shimamura Co., Ltd. $ 33,488
2,100 Sleep Country Canada Holdings, Inc.(a) 40,593
5,578 Super Retail Group, Ltd. 59,764
3,968 Superdry plc* 1,734
900 T-Gaia Corp. 12,304
919 Unieuro SpA^(a) 10,532
1,600 United Arrows, Ltd. 21,386
2,500 USS Co., Ltd. 50,196
13,891 Vertu Motors plc 12,548
8,200 VT Holdings Co., Ltd. 30,033
8,991 Watches of Switzerland Group plc*(a) 80,792
5,476 WH Smith plc 92,864
8,059 Wickes Group plc 14,529
900 Workman Co., Ltd. 26,489
800 World Co., Ltd. 9,508
700 Xebio Holdings Co., Ltd. 4,740
12,508 XXL ASA*(a) 1,162
14,700 Yamada Holdings Co., Ltd. 45,682
800 Yellow Hat, Ltd. 10,011
2,010 Zalando SE*(a) 47,588
2,200 ZOZO, Inc. 49,439
3,888,885
Technology Hardware, Storage & Peripherals (0.3%):
48,648 ams-OSRAM AG Swiss* 122,829
3,400 Brother Industries, Ltd. 54,138
2,800 Canon, Inc. 71,779
700 Eizo Corp. 24,434
1,800 Elecom Co., Ltd. 22,375
1,700 FUJIFILM Holdings Corp. 101,856
16,600 Konica Minolta, Inc. 48,453
960 Logitech International SA, Class R 91,131
4,000 MCJ Co., Ltd. 31,079
12,000 PC Partner Group, Ltd. 4,812
1,935 Quadient SA 41,120
9,400 Ricoh Co., Ltd. 72,019
600 Roland DG Corp. 15,482
5,100 Seiko Epson Corp. 76,195
900 Toshiba TEC Corp. 18,605
4,400 Wacom Co., Ltd. 20,506
816,813
Textiles, Apparel & Luxury Goods (2.0%):
642 adidas AG 130,526
1,400 Asics Corp. 43,678
448 Bijou Brigitte AG 19,860
1,162 Brunello Cucinelli SpA 113,997
6,725 Burberry Group plc 122,108
364 Calida Holding AG, Registered Shares 12,730
1,900 Canada Goose Holdings, Inc.* 22,572
408 Canada Goose Holdings, Inc. ADR* 4,835
18,000 Chow Sang Sang Holdings International, Ltd. 20,698
2,985 Cie Financiere Richemont SA, Registered Shares 411,853
35,102 Coats Group plc 34,594
485 Delta Galil, Ltd. 21,661
14,425 Dr Martens plc 16,260
4,231 Gildan Activewear, Inc. 139,937
1,142 Gildan Activewear, Inc. ADR 37,755
400 Goldwin, Inc. 28,680
900 Gunze, Ltd. 31,881
Shares Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
163 Hermes International SCA $ 345,884
2,373 HUGO BOSS AG 176,734
1,500 Japan Wool Textile Co., Ltd. (The) 14,260
737 Kering SA 327,023
700 Kurabo Industries, Ltd. 14,373
1,977 LVMH Moet Hennessy Louis Vuitton SE 1,603,379
1,211 Marimekko Oyj 17,789
2,199 Moncler SpA 135,586
2,958 New Wave Group AB, Class B 30,056
5,000 Onward Holdings Co., Ltd. 17,014
12,688 OVS SpA(a) 31,815
44,000 Pacific Textiles Holdings, Ltd. 7,601
3,804 Pandora A/S 525,623
5,300 PRADA SpA 30,245
2,690 Puma SE 149,869
7,277 Safilo Group SpA* 7,341
1,885 Salvatore Ferragamo SpA 25,461
40,200 Samsonite International SA*(a) 132,301
2,100 Sankyo Seiko Co., Ltd. 10,694
500 Sanyo Shokai, Ltd. 8,388
700 Seiko Group Corp. 13,347
17,500 Stella International Holdings, Ltd. 20,638
906 Swatch Group AG (The) 47,535
516 Swatch Group AG (The), Class BR 140,734
11,500 Texhong International Group, Ltd.* 6,464
60,000 Texwinca Holdings, Ltd. 7,365
3,200 TSI Holdings Co, Ltd. 16,636
5,500 Unitika, Ltd.* 6,774
377 Van de Velde NV 14,043
1,000 Wacoal Holdings Corp. 23,709
33,514 Yue Yuen Industrial Holdings, Ltd. 37,207
5,159,513
Tobacco (0.4%):
12,819 British American Tobacco plc 374,015
13,254 Imperial Brands plc 304,516
10,200 Japan Tobacco, Inc. 263,328
2,779 Scandinavian Tobacco Group A/S(a) 48,282
990,141
Trading Companies & Distributors (2.0%):
2,475 AddTech AB, B Shares 54,395
1,000 Alconix Corp. 9,420
1,271 Alligo AB, Class B 15,683
7,170 Ashtead Group plc 496,717
4,051 Ashtead Technology Holdings plc 31,660
859 Azelis Group NV 21,056
653 BayWa AG 22,591
2,058 Beijer Ref AB 27,590
1,271 Bergman & Beving AB 23,171
236 Bossard Holding AG, Registered A 62,038
4,717 Brenntag SE 432,979
1,375 Bufab AB 52,810
2,141 Bunzl plc 86,889
500 Chori Co., Ltd. 9,995
70,000 CSC Holdings, Ltd.* 261
1,200 Daiichi Jitsugyo Co., Ltd. 16,701
1,272 Diploma plc 57,934
4,000 Doman Building Materials Group, Ltd. 25,028
746 Ferguson plc 143,059

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
December 31, 2023
35
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Trading Companies & Distributors, continued
6,700 Finning International, Inc. $ 193,784
7,127 Grafton Group plc 82,575
1,100 Hanwa Co., Ltd. 38,865
18,850 Howden Joinery Group plc 195,242
1,797 IMCD NV 313,504
1,800 Inaba Denki Sangyo Co., Ltd. 43,314
1,800 Inabata & Co., Ltd. 40,022
4,300 ITOCHU Corp. 175,548
616 Jacquet Metals SACA 13,354
500 Japan Pulp & Paper Co., Ltd. 17,599
700 Kamei Corp. 8,474
900 Kanaden Corp. 9,916
1,700 Kanamoto Co., Ltd. 35,203
3,100 Kanematsu Corp. 45,278
5,400 Marubeni Corp. 84,981
1,500 Mitani Corp. 20,721
14,400 Mitsubishi Corp. 229,389
5,500 Mitsui & Co., Ltd. 204,954
800 Mitsui Matsushima Holdings Co., Ltd. 14,945
1,271 Momentum Group AB 16,458
3,800 MonotaRO Co., Ltd. 41,367
2,800 Nagase & Co., Ltd. 44,823
600 Nichiden Corp. 12,199
1,200 Nishio Holdings Co., Ltd. 34,841
3,414 OEM International AB, Class B 35,690
700 Onoken Co., Ltd. 8,593
22,000 Realord Group Holdings, Ltd.* 15,440
3,537 Reece, Ltd. 53,782
8,384 Rexel SA 230,424
2,192 Richelieu Hardware, Ltd. 79,381
5,840 RS GROUP plc 60,772
2,804 Russel Metals, Inc. 95,301
207 Scope Metals Group, Ltd.* 6,110
1,200 Senshu Electric Co., Ltd. 27,549
2,886 Seven Group Holdings, Ltd. 72,373
500 Shinsho Corp. 20,112
22,549 SIG plc* 9,592
4,300 Sojitz Corp. 96,807
409 Solar A/S, B Shares 28,163
17,864 Speedy Hire plc 7,485
7,200 Sumitomo Corp. 157,072
130,000 Theme International Holdings, Ltd.* 8,043
269 Thermador Groupe 25,208
1,965 Toromont Industries, Ltd. 172,191
700 Totech Corp. 23,612
3,300 Toyota Tsusho Corp. 193,361
9,570 Travis Perkins plc 100,730
1,000 Trusco Nakayama Corp. 17,354
800 Wajax Corp. 18,278
2,700 Wakita & Co., Ltd. 30,546
2,700 Yamazen Corp. 22,822
800 Yuasa Trading Co., Ltd. 26,817
5,150,941
Transportation Infrastructure (0.5%):
855 Aena SME SA(a) 155,208
410 Aeroports de Paris SA 53,094
20,256 Atlas Arteria, Ltd. 79,571
6,246 Auckland International Airport, Ltd. 34,697
6,757 Enav SpA(a) 25,610
Shares Value
Common Stocks, continued
Transportation Infrastructure, continued
927 Flughafen Zurich AG, Registered Shares $ 193,718
1,646 Fraport AG Frankfurt Airport Services Worldwide* 99,505
8,326 Getlink SE 152,330
1,618 Hamburger Hafen und Logistik AG* 29,858
182,200 Hutchison Port Holdings Trust, Class U 27,083
1,940 James Fisher & Sons plc* 7,612
700 Japan Airport Terminal Co., Ltd. 30,801
2,100 Kamigumi Co., Ltd. 50,030
700 Logistec Corp., Class B 35,399
1,400 Mitsubishi Logistics Corp. 42,077
400 Nissin Corp. 6,796
5,399 Port of Tauranga, Ltd. 19,090
33,590 Qube Holdings, Ltd. 73,889
7,976 SATS, Ltd.* 16,594
6,900 SIA Engineering Co., Ltd. 12,380
2,100 Sumitomo Warehouse Co., Ltd. (The) 36,448
14,732 Transurban Group 137,278
1,941 Westshore Terminals Investment Corp. 40,171
1,359,239
Water Utilities (0.1%):
7,001 Pennon Group plc 67,612
2,373 Severn Trent plc 78,030
45,000 SIIC Environment Holdings, Ltd. 6,483
6,809 United Utilities Group plc 91,751
243,876
Wireless Telecommunication Services (0.8%):
1,292 1&1 AG 25,911
27,529 Airtel Africa plc(a) 45,661
3,670 Cellcom Israel, Ltd.* 15,026
4,821 Freenet AG 134,793
88,000 Hutchison Telecommunications Hong Kong Holdings,
Ltd. 12,049
14,500 KDDI Corp. 460,413
5,840 Millicom International Cellular SA* 104,698
1,000 Okinawa Cellular Telephone Co. 23,980
1,324 Orange Belgium SA* 19,765
8,995 Partner Communications Co., Ltd.* 44,553
4,751 Rogers Communications, Inc., Class B 222,435
1,242 Rogers Communications, Inc. ADR, Class B 58,138
35,000 SmarTone Telecommunications Holdings, Ltd. 18,185
19,300 SoftBank Corp. 240,566
5,200 SoftBank Group Corp. 229,779
21,800 StarHub, Ltd. 18,331
14,576 Tele2 AB, B Shares 125,312
444,231 Vodafone Group plc 385,818
2,185,413
Total Common Stocks (Cost $230,064,994) 257,428,099
Preferred Stocks (0.5%):
Automobile Components (0.0%
†
):
2,535 Schaeffler AG, 8.05% 15,651
Automobiles (0.3%):
839 Bayerische Motoren Werke AG, 9.47%, 5/15/20 83,312
865 Dr Ing hc F Porsche AG, 1.26%(a) 76,271
1,966 Porsche Automobil Holding SE, 5.53%, 5/20/20 100,533

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
December 31, 2023
36
See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of December 31, 2023 .
The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total value of investments as of December 31, 2023 :
(Unaudited)
Shares Value
Preferred Stocks, continued
Automobiles, continued
3,809 Volkswagen AG, 7.83%, 5/8/20 $ 470,109
730,225
Chemicals (0.0%
†
):
2,052 FUCHS SE 91,281
Construction Materials (0.0%
†
):
123 STO SE & Co KGaA, 0.22% 18,980
Ground Transportation (0.0%
†
):
762 Sixt SE, 6.15% 56,440
Health Care Equipment & Supplies (0.0%
†
):
509 Draegerwerk AG & Co. KGaA, 0.37% 29,108
Household Durables (0.0%
†
):
75 Einhell Germany AG, Class P, 1.75% 13,682
Household Products (0.1%):
1,709 Henkel AG & Co. KGaA, 2.54%, 4/21/20 137,439
Life Sciences Tools & Services (0.1%):
315 Sartorius AG, 0.43% 115,879
Machinery (0.0%
†
):
2,224 Jungheinrich AG 81,566
Total Preferred Stocks (Cost $1,349,805) 1,290,251
Contracts Value
Warrant (0.0%
†
):
Software (0.0%
†
):
201 Constellation Software, Inc., 3/31/40*(b) $ —
Total Warrant (Cost $—) —
Shares
Right (0.0%
†
):
Health Care Providers & Services (0.0%
†
):
31,915 Sigma Healthcare, Ltd., Expires on 1/22/24* 6,632
Total Right (Cost $–) 6,632
Unaffiliated Investment Companies (0.5%):
Money Markets (0.5%):
1,139,459 BlackRock Liquidity FedFund, Institutional Class,
4.85%(c)(d) 1,139,459
33,294 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 5.25%(d) 33,294
Total Unaffiliated Investment Companies (Cost $1,172,753) 1,172,753
Total Investment Securities
(Cost $232,587,552) — 99.9%(e) 259,897,735
Net other assets (liabilities) — 0.1% 274,303
Net Assets — 100.0% $ 260,172,038
ADR—American Depository Receipt
NYS—New York Shares
REIT—Real Estate Investment Trust
* Non-income producing security.
^ This security or a partial position of this security was on loan as of December 31, 2023. The total value of securities on loan as of December 31, 2023 was $1,057,314.
† Represents less than 0.05%.
(a) Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors.
(b) Security was valued using significant unobservable inputs as of December 31, 2023.
(c) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2023.
(d) The rate represents the effective yield at December 31, 2023.
(e) See Federal Tax Information listed in the Notes to the Financial Statements.
Amounts shown as “—“ are either $0 or round to less than $1.
Country Percentage
Australia 6.6%
Austria 0.5%
Belgium 1.2%
Bermuda 0.1%
Cambodia —%
†
Canada 10.7%
Chile —%
†
China —%
†
Cyprus —%
†
Denmark 2.9%
Faroe Islands —%
†
Finland 1.4%
France 7.9%

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
December 31, 2023
37
See accompanying notes to the financial statements.
Country Percentage
Georgia —%
†
Germany 7.1%
Greece —%
†
Hong Kong 1.9%
Ireland 1.4%
Isle of Man —%
†
Israel 0.9%
Italy 2.4%
Japan 22.3%
Jersey —%
†
Jordan —%
†
Liechtenstein —%
†
Luxembourg 0.4%
Macau —%
†
Malaysia —%
†
Malta —%
†
Mexico —%
†
Mongolia —%
†
Netherlands 3.6%
New Zealand 0.3%
Norway 0.8%
Peru —%
†
Poland —%
†
Portugal 0.3%
Russia —%
†
Singapore 1.0%
South Africa —%
†
Spain 2.5%
Sweden 2.8%
Switzerland 8.3%
Taiwan, Province Of China —%
†
United Arab Emirates —%
†
United Kingdom 11.9%
United States 0.8%
100.0%
† Represents less than 0.05%.

AZL DFA International Core Equity Fund
38
See accompanying notes to the financial statements.
Statement of Assets and Liabilities
December 31, 2023
Statement of Operations
For the Year Ended December 31, 2023
Assets:
Investment securities, at cost $ 232,587,552
Investment securities, at value(a) $ 259,897,735
Cash 689
Interest and dividends receivable 2 7 6 ,9 17
Foreign currency, at value (cost $646,148) 654,690
Receivable for investments sold 16,379
Prepaid expenses 1,379
Reclaims receivable 929,135
Total Assets 261,776 ,9 24
Liabilities:
Payable for capital shares redeemed 218,663
Payable for collateral received on loaned securities 1,139,459
Management fees payable 139,864
Administration fees payable 17,016
Distribution fees payable 53,794
Custodian fees payable 21,238
Administrative and compliance services fees payable 462
Transfer agent fees payable 1,057
Trustee fees payable 1,919
Other accrued liabilities 11,414
Total Liabilities 1,604 , 886
Commitments and contingent liabilities^
Net Assets
$ 260,172,038
Net Assets Consist of:
Paid in capital $ 216,723 , 733
Total distributable earnings 43,44 8 , 305
Net Assets
$ 260,172,038
Shares of beneficial interest (unlimited number of shares authorized, no par value) 25,334,701
Net Asset Value (offering and redemption price per share) $ 10.27
(a) Includes securities on loan of $1,057,314.
^ See Note 3 in Notes to the Financial Statements.
Investment Income:
Dividends $ 9,032,279
Interest 7,223
Income from securities lending 32,613
Foreign withholding tax (945,026)
Total Investment Income 8,127,089
Expenses:
Management fees 2,297,342
Administration fees 129,132
Distribution fees 604,562
Custodian fees 120,756
Administrative and compliance services fees 3,277
Transfer agent fees 7,686
Trustee fees 14,049
Professional fees 14,346
Shareholder reports 1,975
Other expenses 16,077
Total expenses before reductions 3,209,202
Less Management fees contractually waived (725,478)
Net expenses 2,483,724
Net Investment Income/(Loss)
5,643,365
Net realized and Change in net unrealized gains/losses on
investments:
Net realized gains/(losses) on securities and foreign currencies 11,520,027
Change in net unrealized appreciation/depreciation on securities and foreign currencies 19,446,403
Net realized and Change in net unrealized gains/losses on
investments
30,966,430
Change in Net Assets Resulting From Operations
$ 36,609,795

AZL DFA International Core Equity Fund
39
See accompanying notes to the financial statements.
Statements of Changes in Net Assets
For the
Year Ended
December 31, 2023
For the
Year Ended
December 31, 2022
Change In Net Assets:
Operations:
Net investment income/(loss) $ 5,643,365 $ 4,790,409
Net realized gains/(losses) on investments 11,520,027 8,471,993
Change in unrealized appreciation/depreciation on investments 19,446,403 (45,642,578)
Change in net assets resulting from operations 36,609,795 (32,380,176)
Distributions to Shareholders:
Distributions (12,775,792) (22,034,547)
Change in net assets resulting from distributions to shareholders (12,775,792) (22,034,547)
Capital Transactions:
Proceeds from shares issued 95,455,321 233,975
Proceeds from dividends reinvested 12,775,792 22,034,547
Value of shares redeemed (63,432,324) (28,132,999)
Change in net assets resulting from capital transactions 44,798,789 (5,864,477)
Change in net assets 68,632,792 (60,279,200)
Net Assets:
Beginning of period 191,539,246 251,818,446
End of period $ 260,172,038 $ 191,539,246
Share Transactions:
Shares issued 9,845,066 22,083
Dividends reinvested 1,413,251 2,635,711
Shares redeemed (6,370,170) (2,650,752)
Change in shares 4,888,147 7,042

AZL DFA International Core Equity Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)
40
See accompanying notes to the financial statements.
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Year Ended
December 31,
2020
Year Ended
December 31,
2019
Net Asset Value, Beginning of Period
$9.37 $12.32 $11.06 $10.58 $9.20
Investment Activities:
Net Investment Income/(Loss)(a) 0.23  0.24  0.19  0.12  0.21
Net Realized and Unrealized Gains/(Losses) on Investments 1.19  (2.04) 1.25  0.61  1.65
Total from Investment Activities 1.42  (1.80) 1.44  0.73  1.86
Distributions to Shareholders From:
Net Investment Income (0.19) (0.26) (0.18) (0.25) (0.15)
Net Realized Gains (0.33) (0.89) —  —  (0.33)
Total Dividends (0.52) (1.15) (0.18) (0.25) (0.48)
Net Asset Value, End of Period
$10.27 $9.37 $12.32 $11.06 $10.58
Total Return (b)
15.93% (13.49)% 13.05% 7.25% 20.72%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $260,172 $191,539 $251,818 $265,060 $275,886
Net Investment Income/(Loss) 2.33% 2.30% 1.61% 1.29% 2.09%
Expenses Before Reductions(c) 1.33% 1.30% 1.31% 1.34% 1.33%
Expenses Net of Reductions 1.03% 1.08% 1.11% 1.14% 1.13%
Portfolio Turnover Rate 34% 13% 7% 14% 6%
(a) Calculated using the average shares method.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges.  If these charges were included, the returns would have been lower.
(c) Excludes fee reductions.  If such fee reductions had not occurred, the ratios would have been as indicated.

AZL DFA International Core Equity Fund
Notes to the Financial Statements
December 31, 2023
41
1. Organization
The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services— Investment
Companies.” The Trust consists of 16 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL DFA International
Core Equity Fund (the “Fund”), and 15 are presented in separate reports. The Fund is a diversified series of the Trust.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance
Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
2.  Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-
dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Real Estate Investment Trusts
The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.
Foreign Currency Translation and Withholding Taxes
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.
Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

AZL DFA International Core Equity Fund
Notes to the Financial Statements
December 31, 2023
42
Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz
Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the
“Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Securities Lending
To generate additional income, the Fund may lend up to 33 1⁄3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash,
U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities).
The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The
Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned.
There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at December 31, 2023 are presented on the Fund’s Schedule of Portfolio Investments.
Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent
9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $3,232 during the year ended December 31, 2023. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $1,139,459 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of December 31, 2023. At December 31, 2023, there were no master netting provisions in the securities lending agreement.
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the year ended December 31, 2023, the Fund did not engage in any Rule 17a-7 transactions.
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. Pursuant to a subadvisory agreement with Dimensional Fund Advisors LP (“DFA” or the
“Subadviser”), DFA provides investment advisory services for and makes investment decisions on behalf of the Fund subject to the general supervision of the Trustees and the
Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Management fees.” For its services, the Subadviser is entitled to a fee payable by the Manager.
The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2025.
For the year ended December 31, 2023, the annual rate due to the Manager and the annual expense limit were as follows:
*The Manager waived, prior to any application of expense limit, the management fee to 0.65% on all assets in order to maintain a more competitive expense ratio. The Manager reserves the right to increase the management fee to the amount shown in the table above (i.e., discontinue the waiver) at any time after April 30, 2025. The annual rate due to the
Subadviser from the Manager is 0.20% of the first $100 million of the Fund’s net assets and 0.17% of the Fund’s net assets over $100 million.
Any amounts contractually waived or remitted to the Fund by the Manager with respect to the annual expense limit in a particular fiscal year may be reimbursed by the Fund to the
Manager, provided that such reimbursement will not cause the Fund to exceed the lesser of any applicable expense limit in effect (i) at the time of the original waiver or payment and (ii) at the time of such reimbursement, as supported by standard accounting practices. Such reimbursement only applies to amounts waived or paid by the Manager within the three years prior to the date of such reimbursement, calculated monthly from when the waiver or payment was recorded. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager." At December 31, 2023, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.
Annual Rate* Annual Expense Limit
AZL DFA International Core Equity Fund 0.95% 1.39%

AZL DFA International Core Equity Fund
Notes to the Financial Statements
December 31, 2023
43
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations, as applicable.
Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and
compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of combined average daily net assets of the Funds on the first $4 billion, 0.04% of combined average daily net assets of the Funds on the next
$2 billion, 0.02% of combined average daily net assets of the Funds on the next $2 billion and 0.01% of combined average daily net assets of the Funds over $8 billion. The overall
Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any
Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY
Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the
Fund’s average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Security prices are determined pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange
(“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used. Securities listed on
NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level
1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.
Other assets and securities for which market quotations have become unreliable or are not readily available as defined in Rule 2a-5 under the 1940 Act are valued in accordance with valuation procedures approved by the Board. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as
Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.
In accordance with valuation procedures approved by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. These procedures include the Fund’s use of a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.
The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.

AZL DFA International Core Equity Fund
Notes to the Financial Statements
December 31, 2023
44
The following is a summary of the valuation inputs used as of December 31, 2023 in valuing the Fund’s investments based upon the three levels defined above:
5. Security Purchases and Sales
For the year ended December 31, 2023 cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:
6. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Foreign Securities Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell the securities of such companies.
Market Risk : The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to a particular company, such as real or perceived adverse economic conditions, inflation, recessions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.
7. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2023 is $237,343,775. The gross unrealized appreciation/
(depreciation) on a tax basis is as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2023 was as follows:
Investment Securities: Level 1 Level 2 Level 3 Total
Common Stocks
+
$ 37,175,460 $ 220,252,639 $ —
#
$ 257,428,099
Preferred Stocks
+
— 1,290,251 — 1,290,251
Warrant
+
— — —
#
—
Right
+
— 6,632 — 6,632
Unaffiliated Investment Companies 1,172,753 — — 1,172,753
Total Investment Securities $38,348,213 $221,549,522 $— $259,897,735
+
For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.
#
Represents the interest in securities that were determined to have a value of zero at December 31, 2023.
Purchases Sales
AZL DFA International Core Equity Fund $118,238,261 $80,866,651
Unrealized appreciation $45,775,443
Unrealized (depreciation) (23,221,483)
Net unrealized appreciation/(depreciation) $22,553,960
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL DFA International Core Equity Fund $4,670,757 $8,105,035 $12,775,792
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

AZL DFA International Core Equity Fund
Notes to the Financial Statements
December 31, 2023
45
The tax character of dividends paid to shareholders during the year ended December 31, 2022 was as follows:
At December 31, 2023, the components of accumulated earnings on a tax basis were as follows:
8. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of December 31, 2023, the Fund had multiple shareholder accounts which are affiliated with the Manager representing ownership in excess of 95% of the Fund.
Investment activities of these shareholders could have a material impact to the Fund.
9. Recent Regulatory Pronouncements
Effective January 24, 2023, the SEC adopted rule and form amendments that require open-end management investment companies to transmit concise and visually engaging annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a tailored shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24,
2024. Accordingly, the rule and form amendments will not impact the Fund until the 2024 semi-annual shareholder report and will have no effect on the Fund’s accounting policies or financial statements.
10. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL DFA International Core Equity Fund $5,824,557 $16,209,990 $22,034,547
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
Depreciation(a)
Total
Accumulated
Earnings/ (Deficit)
AZL DFA International Core Equity Fund $8,413,608 $12,456,829 $— $22,577,868 $43,448,305
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales, foreign currency gains o r losses, mark-to-
market of passive foreign investment companies and other miscellaneous differences.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
46
To the Board of Trustees of Allianz Variable Insurance Products Trust and Shareholders of
AZL DFA International Core Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of AZL DFA International Core Equity Fund (one of the
funds constituting Allianz Variable Insurance Products Trust, referred to hereafter as the "Fund") as of December 31, 2023, the related statement of operations for the year ended
December 31, 2023, the statements of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2023 and the financial highlights for each of the five years in the period ended December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
New York, New York
February 22, 2024
We have served as the auditor of one or more investment companies in the Allianz Variable Insurance Products complex since 2018.

47
Other Federal Income Tax Information (Unaudited)
For the year ended December 31, 2023, 0.90% of the total ordinary income dividends paid by the Fund qualify for the corporate dividends received deductions available to corporate shareholders.
During the year ended December 31, 2023, the Fund declared net long-term capital gain distributions of $8,105,035.

48
Other Information (Unaudited)
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov .
The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov, or may be obtained by calling 800-624-0197.

49
Approval of Investment Advisory and Subadvisory Agreements (Unaudited)
Subject to the general supervision of the Board of Trustees (the “Board”) and in accordance with the investment objectives and restrictions of each separate series (together, the
“Funds”) of the Allianz Variable Insurance Products Trust (the “Trust”), investment advisory services are provided to the Funds by Allianz Investment Management LLC (the “Manager”).
As used in this section, “Fund” refers to any of the Funds other than the AZL Moderate Index Strategy Fund. The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board, is responsible for the management of each Fund. For management services, each Fund pays the Manager an investment advisory fee based upon the Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing the Fund if and when total Fund operating expenses exceed certain amounts until at least April 30, 2025 (the “Expense Limitation Agreement”).
Each Fund is a manager-of-managers fund. That means that the Manager is responsible for monitoring the various Subadvisers that have day-to-day responsibility for the investment decisions made for each Fund. The Manager also is responsible for determining, in the first instance, which investment advisers to consider recommending for selection as a
Subadviser.
In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America (“Allianz Life”) and its subsidiary, Allianz Life Insurance Company of New York (“Allianz of New York”). Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products, and not in the retail fund market.
The Manager has adopted policies and procedures to assist it in the process of analyzing each potential Subadviser with expertise in particular asset classes for purposes of making the recommendation that a specific investment adviser be selected. The Board reviews and considers the information provided by the Manager in deciding which investment advisers to select as a Subadviser. After an investment adviser becomes a Subadviser, a similarly rigorous process is instituted by the Manager to monitor the investment performance and other responsibilities of the Subadviser. The Manager reports to the Board on its analysis at the regular meetings of the Board, which are held at least quarterly. Where warranted, the Manager will add or remove a particular Subadviser from a “watch” list that it maintains. Watch list criteria include, for example: (a) Fund performance over various time periods;
(b) Fund risk issues, such as changes in key personnel involved with Fund management, changes in investment philosophy or process, or “capacity” concerns; and (c) organizational risk issues, such as regulatory, compliance or legal concerns, or changes in the ownership of the Subadviser. The Manager may place a Fund on the watch list for other reasons, and if so, will explain its rationale to the Board. Funds which are on the watch list are subject to additional scrutiny by the Manager and the Board. Funds may be removed from such watch list, if for example, performance improves or regulatory matters are satisfactorily resolved. However, in some situations where Funds have been on the watch list, the Manager has recommended the retention of a new Subadviser, and the Board has subsequently considered and approved retention of the new Subadviser.
As required by the Investment Company Act of 1940 (the “1940 Act”), the Board has reviewed and approved the Management Agreement with the Manager and the portfolio management agreements (the “Subadvisory Agreements”; and together with the Management Agreement, the “Advisory Contracts”) with the Subadvisers. The Board’s decision to approve these contracts reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of these contracts, the Board considered many factors, among the most material of which are: the Fund’s investment objectives and long-term performance; the Manager’s and Subadvisers’
(collectively, the “Advisory Organizations”) management philosophy, personnel, processes and investment performance, including their compliance history and the adequacy of their compliance processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.
The Board also considered the compensation and benefits received by the Advisory Organizations. This includes fees received for services provided to the Fund by affiliated persons of the Advisory Organizations and research services received by the Advisory Organizations from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Services Agreement and a Compliance Services Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance
Officer; and (2) Allianz Life Financial Services, LLC, an affiliated person of the Manager, is a registered securities broker-dealer and received (along with its affiliated persons) any payments made by the Funds pursuant to Rule 12b1.
The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature, extent and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; the profitability of acting as adviser to the fund; and the extent to which the independent Board members, who are not “interested persons” of a fund as defined by the 1940 Act (“Independent Trustees”), are fully informed about all facts bearing on the adviser’s services and fees. The
Board is aware of these factors and takes them into account in its review of the Advisory Contracts.
Each member of the Board considered and weighed these factors in light of his or her experience in governing the Trust and working with the Advisory Organizations on matters relating to the Funds. The Board is assisted in its deliberations by the advice of independent legal counsel to the Independent Trustees (“Independent Trustee Counsel”). In this regard, the Board requests and receives a significant amount of information about the Funds and the Advisory Organizations. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meetings at which the Board’s formal review of the Advisory Contracts occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of Advisory Contracts is informed by reports covering such matters as: an Advisory Organization’s investment philosophy, personnel, and processes; the Fund’s investment performance (in absolute terms as well as in relationship to its benchmark(s) and certain competitor or “peer group” funds), and comments on the reasons for performance; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to peer group and/or competing funds, with due regard for the Expense Limitation Agreement and additional voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities; the nature, extent and quality of the advisory and other services provided to the Fund by the Advisory Organizations and their affiliates; compliance and audit reports concerning the Funds and the companies that service them; and
relevant developments in the mutual fund industry and how the Funds and/or Advisory Organizations are responding to them.

50
The Board also receives financial information about the Advisory Organizations, including reports on the compensation and benefits the Advisory Organizations derive from their relationships with the Funds. These reports cover not only the fees under the Advisory Contracts, but also the fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or “fall-out” benefits an Advisory Organization may derive from its relationship with the Funds.
In assessing the Advisory Organizations’ performance of their obligations, the Board may also consider whether there has occurred a circumstance or event that would constitute a reason for it to not renew an Advisory Contract. In this regard, the Board is mindful of the potential disruption of a Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew a contract.
The Advisory Contracts were most recently considered at Board meetings held in the summer and fall of 2023. Information relevant to the approval of such Advisory Contracts was considered at Board meetings held June 13 and 20, 2023, and September 19, 2023, as well as in various other meetings preceding those meetings. Accordingly, the Advisory
Contracts were approved by the Board at an in-person meeting on September 19, 2023. At such meeting the Board also approved the Expense Limitation Agreement between the
Manager and the Trust for the period ending April 30, 2025. Additionally, at the meeting held September 19, 2023, the Board considered and approved a recommendation to reduce, through at least April 30, 2025, the management fee of the AZL MSCI Global Equity Index Fund.
In connection with such meetings, the Board requested and evaluated extensive materials from the Advisory Organizations, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third-party provider and other sources believed to be reliable by the Manager and the Trustees. Prior to voting, the Trustees reviewed the proposed approval of the Advisory Contracts with management and with Independent Trustee Counsel and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approval. The Independent Trustees also discussed the proposed approval in private sessions with Independent Trustee Counsel at which no representatives of the Manager or Subadvisers were present. In reaching their determinations relating to the approval of the Advisory Contracts, in respect of each Fund, each member of the Board considered all factors he or she believed relevant. The Board based its decision to approve the Advisory
Contracts on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to every Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.
Shareholder reports must include a discussion of certain factors relating to the selection of investment advisers and the approval of advisory fees. The “factors” enumerated by the
SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:
(1) The nature, extent and quality of services provided by the Manager and Subadvisers . The Trustees noted that the Manager, subject to the oversight of the Board, administers each Fund’s business and other affairs. Under the Management Agreement, the Manager holds the sole and exclusive responsibility to provide, or arrange for others to provide, the management of the Funds’ assets and the placement of orders for the purchase and sale of the securities of the Funds. As each Fund is a manager of managers fund, the Manager is authorized, under the Management Agreement, to retain one or more Subadvisers for each Fund to handle day-to-day management of the Funds’ investment portfolios; the Manager is responsible for determining, in the first instance, which investment advisers to recommend to the Board for selection as a Subadviser. The Board was aware that, notwithstanding the retention of the Subadvisers to handle day-to-day portfolio management, the Manager remains responsible for substantial other matters, including continuously monitoring compliance by each Subadviser with the investment policies and restrictions of the respective Funds, with such other limitations or directions of the Board, and with all legal requirements under federal or state law or regulation. The Manager also is responsible primarily to provide statistical information and other data to the Board regarding the Funds’ portfolio investments and to make available to the Funds’ administrator such information as is necessary for the conduct of its duties.
The Board also noted that the Manager provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any other service providers retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer and certain compliance staff, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.
The Board considered the scope and quality of services provided by the Manager and the Subadvisers and noted that the scope of the services provided has continued to expand as a result of regulatory and other developments. The Board noted that, for example, the Manager and Subadvisers are responsible for maintaining and monitoring their own compliance programs, and these compliance programs are continuously refined and enhanced in light of new regulatory requirements. The Board considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Board members concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Trust and to each of the Funds under the Advisory Contracts.
(2) The investment performance of the Funds, the Manager and the Subadvisers . In connection with every quarterly Board meeting, as well as the summer and fall 2023 contract review process, the Board receives extensive information on the performance results of each of the Funds. This includes performance information on the Funds for the previous quarter, and previous one-, three- and five-year periods, to the extent available. The performance information considered includes information on absolute total return, performance versus the appropriate benchmark(s), and performance versus peer groups as reported by Lipper. For example, in connection with the Board meetings held June 13 and 20, 2023, and
September 19, 2023, the Manager reported that for the one-year period ended December 31, 2022, six Funds were in the top 40%, five were in the middle 20%, and four were in the bottom 40% of their respective Lipper peer groups. For the three-year period ended December 31, 2022, nine Funds were in the top 40%, two were in the middle 20% and four were in the bottom 40% of their respective Lipper peer groups. For the five-year period ended December 31, 2022, seven Funds were in the top 40%, four were in the middle 20%, and four were in the bottom 40% of their respective Lipper peer groups. For Funds which are index funds, the Board each quarter also receives information on the extent, if any, to which such Funds deviate from their particular benchmark index (referred to as “index attribution”).
Two Funds, the AZL Russell 1000 Value Index Fund and the AZL Government Money Market Fund, were in the bottom 40% for all of the one-, three- and five-year periods. The
Board had previously met with the portfolio managers of the AZL Russell 1000 Value Index Fund in December 2021 and met with the portfolio managers of the AZL Government
Money Market Fund in June 2023 to receive and review enhanced reporting on each Fund’s current investment strategy, process and outlook. As a result of these discussions and other discussions with representatives of the Manager, the Board considered the reasons for the underperformance of these Funds, including the headwinds faced by their long-
term investment strategies. The Board understood that such underperformance was not a reflection of the nature, extent or quality of services being provided by the respective
Subadvisers. The Board considered that the AZL Russell 1000 Value Index Fund seeks to track its underlying index and does not take defensive positions under any market conditions, including in periods of market decline. The Board also considered the impact of low short-term interest rates on the performance of the AZL Government Money Market Fund during the periods measured.

51
The Board considered that the AZL Enhanced Bond Index Fund, which was in the bottom 40% of its Lipper peer group for the three- and five-year periods, had shown improved relative performance in more recent periods.
At the Board meeting held September 19, 2023, the Board also received updated performance information for the Funds, including updated Lipper peer group ranking information, for various periods ending June 30, 2023.
Thus, at the Board meeting held September 19, 2023, the Board determined that the overall investment performance of the Funds was acceptable.
(3) The costs of services to be provided and profits to be realized by the Manager and the Subadvisers and their affiliates from their relationship with the Funds . The Manager supplied information to the Board pertaining to the level of investment advisory fees to which the Funds are subject. The Manager has agreed to temporarily limit Fund expenses at certain levels, and information is provided to the Board setting forth “contractual” advisory fees and “actual” fees after taking expense limits and any temporary fee waivers into account.
The Board noted that the subadvisory fees are paid by the Manager to each Subadviser and are not additional fees borne by the Funds. Based upon the information provided, the
“actual” advisory fees payable by the Funds overall are generally comparable to the average level of fees paid by the Funds’ peer groups. For the 15 Funds reviewed by the Board in the summer and fall of 2023, 14 Funds paid “actual” advisory fees in a percentage amount within the 65 th
percentile or lower for each Fund’s applicable category. (A lower percentile reflects lower fund fees and is better for fund shareholders.) The Board recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.
Based upon the information provided, the management fee ranking in 2022 for the 15 Funds was as follows: (1) 14 of the Funds had management fee rankings at or below the 65th percentile (with 11 Funds at or below the 50th percentile); and (2) for the AZL MSCI Global Equity Index Fund, it was determined that there was poor peer group comparability due to there being only one other fund in the category. In addition, the Board also considered that the AZL Enhanced Bond Index Fund ranked at the 65th percentile in the bond index category, but that the Fund’s enhanced bond strategy lacks direct peers.
The Manager has also supplied information to the Board pertaining to total Fund expenses (which include advisory fees, the 25 basis point 12b1 fee paid by the Funds, and other Fund expenses). As noted above, the Manager has agreed to limit Fund expenses at certain levels.
The Manager has committed to providing the Funds with a high quality of service and working to reduce Fund expenses over time.
The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2020 through 2022. The Board recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Board considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Board focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Board recognized that the Manager should earn a reasonable level of profits for the services it provides to each Fund.
The Manager, on behalf of the Board, endeavored to obtain information on the profitability of each Subadviser in connection with its relationship with the Fund or Funds which it subadvised. The Manager was unable to obtain consistent profitability information from some of the Subadvisers that would allow the Board to determine the profits derived from the
Subadviser’s relationship to the Fund or Funds, rather than its overall level of profitability. In considering profitability information, the Board considered the possible effect of any fall-
out benefits to the Subadvisers and their affiliates. The Board considered the difficulty of allocating costs to multiple advisory accounts and products of a large advisory organization.
The Manager assured the Board that the Subadvisory Agreements with the Subadvisers, none of which are affiliated with the Manager, were negotiated on an “arm’s length” basis, which should not result in excessive profits for the Subadvisers.
(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale. The Board noted that the advisory fee schedules for the Funds (other than AZL FIAM Multi-Strategy Fund, AZL FIAM Total Bond Fund, and AZL MSCI Global Equity Index Fund) do not contain breakpoints that reduce the fee rate on assets above specified levels, although certain Subadvisory Agreements have such “breakpoints.” The Board recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. The Board found that there was no uniform methodology for establishing breakpoints that give effect to Fund-specific services provided by the Manager. The Board noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Board noted that the total assets in all of the Funds, as of June
30, 2023, were approximately $14.6 billion, and that no single Fund had assets in excess of approximately $3.0 billion.
The Board noted that the Manager has agreed to temporarily limit Fund expenses under the Expense Limitation Agreement, which has the effect of reducing expenses similar to implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of expense limits and/or advisory fee breakpoints as Fund assets change. The Board receives quarterly reports on the level of Fund assets. The Board expects to continue to consider: (a) the extent to which economies of scale have been realized, and (b) whether the advisory fee should be modified, either in connection with the next renewal of the Advisory Contracts or by modifying the Expense Limitation Agreement, to reflect such economies of scale, if any.
Having taken these factors into account, the Board concluded that the absence of breakpoints in the Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.
In conclusion, after full consideration of the above factors, as well as such other factors as each member of the Board considered instructive in evaluating the Advisory Contracts, the
Board concluded that the advisory fees were reasonable, and that the continuation of the Advisory Contracts was in the best interest of the Funds.

52
Information about the Board of Trustees and Officers (Unaudited)
The Trust is managed by the Trustees in accordance with the laws of the state of Delaware governing business trusts. In addition to serving on the Board of Trustees of the Trust, each Trustee serves on the Board of the Allianz Variable Insurance Products Fund of Funds Trust (“FOF Trust”) and the AIM ETF Products Trust (“ETF Trust”) (collectively, the Trust, the FOF Trust, and ETF Trust are the “AIM Complex”). There are currently six Trustees, one of whom is an “interested person” of the Trust within the meaning of that term under the
1940 Act. The Trustees and Officers of the Trust, their addresses, years of birth, their positions held with the Trust, their terms of office with the Trust and length of time served, their principal occupation(s) during the past five years, the number of portfolios in the Trust they oversee, and their other directorships held during the past five years are as follows:
Independent Trustees
(1)
Name, Address, and Birth Year
Positions
Held with
AIM
Complex
Term of
Office
(2)
/Length
of Time Served
Principal Occupation(s)
During Past 5 Years
Number of
Portfolios
Overseen
for the AIM
Complex
Other
Directorships
Held Outside of
the AIM
Complex
During Past
5 Years
Peggy L. Ettestad (1957)
5701 Golden Hills Drive
Minneapolis, MN 55416
Lead
Independent
Trustee
Since 10/14 (Trustee
since 2/07)
Managing Director, Red Canoe Management Consulting LLC, 2008 to
present
56 None
Tamara Lynn Fagely (1958)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 12/17 Retired; previously, Chief Operations Officer, Hartford Funds, 2012 to
2013
56 Diamond Hill Funds
(10 Funds)
Richard H. Forde (1953)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 12/17 Retired; previously, Member of the Board and Chairman of the Finance and Investment Committee, Connecticut Water Service, Inc., 2013 to
2019
56 Connecticut Water
Service, Inc.
Jack Gee (1959)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 01/22 Retired; previously, Managing Director, BlackRock, Inc., Treasurer and
Chief Financial Officer U.S. iShares, 2004 to 2019
56 TWC ETF Trust (3
Funds);
Esoterica Thematic
Trust (2019 - 2020)
Claire R. Leonardi (1955)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 02/04 Retired; previously, CEO, Health eSense Inc. (a medical device company),
2015 to 2018, and Connecticut Innovations, Inc. (a venture capital firm),
2012 to 2015
56 None

53
Interested Trustee
(3)
(1) Each of the Independent Trustees is a member of the Audit and Operational Risk Oversight Committee.
(2) Indefinite.
(3) Is an “interested person,” as defined by the 1940 Act, due to employment by Allianz Life and the Manager.
Officers
(1) Indefinite.
(2) The Manager and the Trust are parties to a Compliance Services Agreement under which the Manager provides an employee of the Manager or one of its affiliates to act as the
Trust’s Chief Compliance Officer.
The Fund’s Statement of Additional Information (“SAI”) contains additional information about the Trust’s Trustees and Officers. The SAI is available without charge, upon request, by calling toll-free 800-624-0197 or at https://www.allianzlife.com.
Name, Address, and Birth Year
Positions
Held with
AIM
Complex
Term of
Office
(2)
/Length
of Time Served
Principal Occupation(s)
During Past 5 Years
Number of
Portfolios
Overseen
for the AIM
Complex
Other
Directorships
Held Outside of
the AIM
Complex
During Past
5 Years
Brian Muench (1970)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 06/11 President, Allianz Investment Management LLC, 2010 to present; Vice
President, Allianz Life, 2011 to present
56 None
Name, Address, and Birth Year
Positions Held with AIM
Complex
Term of Office
(1)
/
Length of Time
Served Principal Occupation(s) During Past 5 Years
Brian Muench (1970)
5701 Golden Hills Drive
Minneapolis, MN 55416
President Since 11/10 President, Allianz Investment Management LLC, 2010 to present; Vice President,
Allianz Life, 2011 to present
Amanda Farren (1978)
5701 Golden Hills Drive
Minneapolis, MN 55416
Secretary Since 02/24 Chief Legal Officer, Allianz Investment Management LLC; Senior Counsel, Allianz
Life, January 2024 to present; Senior Vice President and Director, The Bank of
New York Mellon, 2023; Vice President and Director, The Bank of New York
Mellon, 2015 -2023
Bashir C. Asad (1963)
Citi Fund Services Ohio, Inc.
4400 Easton Commons, Suite 200
Columbus, OH 43219
Treasurer, Principal Accounting
Officer and Principal Financial Officer
Since 06/16 Senior Vice President, Citi Fund Services Ohio, Inc., 2011 to present
Chris R. Pheiffer (1968)
5701 Golden Hills Drive
Minneapolis, MN 55416
Chief Compliance Officer
(2)
and
Anti-Money Laundering Compliance
Officer
Since 02/14 Chief Compliance Officer of the Trust and the FOF Trust, 2014 to present, and the
ETF Trust, 2020 to present
Michael Tanski (1970)
5701 Golden Hills Drive
Minneapolis, MN 55416
Vice President Since 04/09 Assistant Vice President, Allianz Investment Management LLC, 2013 to present
Laura Quade (1969)
5701 Golden Hills Drive
Minneapolis, MN 55416
Vice President Since 08/23 Vice President, Allianz Investment Management LLC, 2023 to present, previously
Director at Wealth Enhancement Group, November 2019 to November 2022; Vice
President, Head of Operations at Hartford Funds 2014 to 2019

ANNRPT1223 02/24
The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® DFA U.S. Core Equity Fund
Annual Report
December 31, 2023

AZL® DFA U.S. Core Equity Fund
Management Discussion and Analysis

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Report of Independent Registered Public Accounting Firm

Other Federal Income Tax Information

Other Information

Approval of Investment Advisory and Subadvisory Agreements

Information about the Board of Trustees and Officers

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

1
AZL® DFA U.S. Core Equity Fund Review (Unaudited)
Allianz Investment Management LLC serves
as the Manager for the AZL
®
DFA U.S. Core
Equity Fund and Dimensional Fund Advisors
LP serves as Subadviser to the Fund.
What factors affected the Fund’s performance
during the year ended December 31, 2023?*
For the year ended December 31, 2023, the AZL DFA U.S. Core
Equity Fund returned 20.43% (net of fees). That compares to
a total return of 25.96% for the Russell 3000 Index, the Fund’s primary benchmark.
1
Equity markets rallied in the first half of the period, as signs of cooling inflation suggested that the Federal Reserve’s (Fed’s)
regime of interest rate hikes was having its intended effect.
A debt ceiling standoff that began in late January raised fears that the United States government might default on its debt
obligations, but it was successfully resolved in May. A dip in the third quarter was followed by a rally in the fourth quarter on more promising inflation data and a softening stance from the Fed.
The U.S. market experienced positive performance during
the period and outperformed both developed ex-U.S. and
emerging markets. Mid-cap stocks outperformed small-cap
stocks, and large-cap stocks outperformed both. Growth stocks outperformed value stocks. Stocks with lower profitability
outperformed stocks with higher profitability within the large-
cap universe but underperformed within the small-cap universe.
The Fund’s underperformance relative to its benchmark was
primarily driven by its emphasis on value stocks, small-cap
stocks and high-profitability stocks, all of which underperformed.
Past performance does not guarantee future results.
* The Fund’s portfolio composition is subject to change. There is no guarantee that any sectors mentioned will continue to
perform as described or that securities in such sectors will be held by the Fund in the future. The information contained in this commentary is for informational purposes only and should not be construed as a recommendation to purchase or sell
securities in the sector mentioned. The Fund’s holdings and
weightings are as of December 31, 2023.
1
For a complete description of the Fund’s performance
benchmark please refer to page 2 of this report.

2
AZL® DFA U.S. Core Equity Fund Review (Unaudited)
Fund Objective
The Fund’s investment objective is to seek
long-term capital appreciation. This objective may
be changed by the Trustees of the Fund without
shareholder approval. The Fund seeks to achieve
its objective by investing at least 80% of its net
assets in equity securities of U.S. companies.
Investment Concerns
Equity securities (stocks) are more volatile and
carry more risk than other forms of investments,
including investments in high-grade fixed income
securities. The net asset value per share of this
Fund will fluctuate as the value of the securities in
the portfolio changes.
Small to mid-capitalization companies typically
have a higher risk of failure and historically have
experienced a greater degree of volatility.
Value-based investments are subject to the risk
that the broad market may not recognize their
intrinsic value.
Investing in a single industry or sector, or
concentrating investments in a limited number
of industries or sectors, tends to increase the
risk that economic, political, or regulatory
developments affecting certain industries or
sectors will have a large impact on the value of
the portfolio.
Investing in derivative instruments involves risks
that may be different from or greater than the risk
associated with investing directly in securities or
other traditional instruments.
For a complete description of these and other risks
associated with investing in the Fund, please refer
to the Fund’s prospectus.
Growth of $10,000 Investment
The chart above represents a comparison of a hypothetical investment in the Fund versus a similar investment in the Fund’s benchmarks and represents the reinvestment of dividends and capital gains in the Fund.
Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.Allianzlife.com.
The above expense ratio is based on the current Fund prospectus dated May 1, 2023. The Manager and the Fund have entered into a written agreement reducing the management fee to 0.48% through at least April 30, 2025. The Manager and the Fund have entered into a written contract limiting operating expenses, excluding certain expenses (such as interest expense), to
1.20% through April 30, 2025. Additional information pertaining to the December 31, 2023 expense ratio can be found in the
Financial Highlights.
The total return of the Fund does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Such charges, fees and tax payments would reduce the performance quoted.
The Fund’s performance is measured against the Russell 3000® Index, which is an unmanaged broad capitalization index of the top 3,000 U.S.
stocks by market capitalization and covers 98% of the U.S. equity investable universe. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index.
Average Annual Total Returns as of December 31, 2023
1 Year 3 Years 5 Years
Since
Inception
(4/27/2015)
  AZL
®
DFA U.S. Core Equity Fund 20.43% 9.07% 14.59% 10.53%
  Russell 3000
®
Index 25.96% 8.54% 15.16% 11.34%
Expense Ratio Gross
  AZL
®
DFA U.S. Core Equity Fund 1.09%

AZL DFA U.S. Core Equity Fund
3
Expense Examples
(Unaudited)
As a shareholder of the AZL DFA U.S. Core Equity Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.
The
Actual Expense
table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The
Hypothetical Expense
table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Beginning
Account Value
7/1/23
Ending
Account Value
12/31/23
Expenses Paid
During Period
7/1/23 - 12/31/23*
Annualized Expense
Ratio During Period
7/1/23 - 12/31/23
AZL DFA U.S. Core Equity Fund $1,000.00 $1,077.80 $4.14 0.79%
Beginning
Account Value
7/1/23
Ending
Account Value
12/31/23
Expenses Paid
During Period
7/1/23 - 12/31/23*
Annualized Expense
Ratio During Period
7/1/23 - 12/31/23
AZL DFA U.S. Core Equity Fund $1,000.00 $1,021.22 $4.02 0.79%
* Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).
Portfolio Composition
(Unaudited)
Investments
Percent
of Net Assets
Information Technology 23.2%
Financials 14.9
Industrials 12.9
Consumer Discretionary 11.6
Health Care 10.9
Communication Services 7.4
Energy 6.4
Consumer Staples 5.8
Materials 4.0
Utilities 2.3
Real Estate 0.3
Total Common Stocks and Preferred Stocks 99.7
Rights —
†
Unaffiliated Investment Companies 0.3
Total Investment Securities 100.0
Net other assets (liabilities) —
†
Net Assets 100.0%
† Represents less than 0.05%.

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
December 31, 2023
4
See accompanying notes to the financial statements.
Shares Value
Common Stocks (99.7%):
Aerospace & Defense (1.5%):
1,210 AAR Corp.* $ 75,504
358 AeroVironment, Inc.* 45,122
712 Astronics Corp.* 12,403
415 Astronics Corp., Class B* 7,238
733 Axon Enterprise, Inc.* 189,356
6,841 Boeing Co. (The)* 1,783,175
3,558 BWX Technologies, Inc. 273,005
685 CPI Aerostructures, Inc.* 1,870
1,414 Curtiss-Wright Corp. 315,025
625 Ducommun, Inc.* 32,538
3,132 General Dynamics Corp. 813,286
532 HEICO Corp. 95,159
904 HEICO Corp., Class A 128,766
3,008 Hexcel Corp. 221,840
6,798 Howmet Aerospace, Inc. 367,908
1,674 Huntington Ingalls Industries, Inc. 434,637
870 Kaman Corp. 20,837
6,214 Kratos Defense & Security Solutions, Inc.* 126,082
2,920 L3Harris Technologies, Inc. 615,010
4,531 Lockheed Martin Corp. 2,053,630
1,678 Mercury Systems, Inc.* 61,365
1,464 Moog, Inc., Class A 211,958
343 National Presto Industries, Inc. 27,536
1,734 Northrop Grumman Corp. 811,755
953 Park Aerospace Corp. 14,009
18,099 RTX Corp. 1,522,850
4,367 Textron, Inc. 351,194
747 TransDigm Group, Inc. 755,665
337 V2X, Inc.* 15,650
1,431 Woodward, Inc. 194,802
11,579,175
Air Freight & Logistics (0.7%):
3,159 Air Transport Services Group, Inc.* 55,630
3,852 CH Robinson Worldwide, Inc. 332,774
4,824 Expeditors International of Washington, Inc. 613,613
4,378 FedEx Corp. 1,107,503
1,224 Forward Air Corp. 76,953
4,705 GXO Logistics, Inc.* 287,758
2,191 Hub Group, Inc., Class A* 201,440
3,266 Radiant Logistics, Inc.* 21,686
17,694 United Parcel Service, Inc., Class B 2,782,028
5,479,385
Automobile Components (0.4%):
3,555 Adient plc* 129,260
10,209 American Axle & Manufacturing Holdings, Inc.* 89,941
4,483 Aptiv plc* 402,215
5,083 Autoliv, Inc. 560,096
6,870 BorgWarner, Inc. 246,289
1,256 Cooper-Standard Holdings, Inc.* 24,542
5,990 Dana, Inc. 87,514
1,280 Dorman Products, Inc.* 106,765
1,423 Fox Factory Holding Corp.* 96,024
9,431 Gentex Corp. 308,016
999 Gentherm, Inc.* 52,308
15,806 Goodyear Tire & Rubber Co. (The)* 226,342
578 LCI Industries 72,660
2,540 Lear Corp. 358,673
Shares Value
Common Stocks, continued
Automobile Components, continued
3,637 Modine Manufacturing Co.* $ 217,129
1,190 Motorcar Parts of America, Inc.* 11,115
1,356 Patrick Industries, Inc. 136,075
1,374 Phinia, Inc. 41,618
2,366 QuantumScape Corp.* 16,444
616 Standard Motor Products, Inc. 24,523
587 Stoneridge, Inc.* 11,488
275 Strattec Security Corp.* 6,905
1,184 Visteon Corp.* 147,882
400 XPEL, Inc.* 21,540
3,395,364
Automobiles (1.1%):
53,293 Ford Motor Co. 649,642
26,133 General Motors Co. 938,697
10,003 Harley-Davidson, Inc. 368,511
4,690 Lucid Group, Inc.* 19,745
13,446 Rivian Automotive, Inc., Class A* 315,443
23,030 Tesla, Inc.* 5,722,494
2,972 Thor Industries, Inc. 351,439
2,086 Winnebago Industries, Inc. 152,028
8,517,999
Banks (4.6%):
859 1st Source Corp. 47,202
504 ACNB Corp. 22,559
1,092 Amalgamated Financial Corp. 29,419
661 American National Bankshares, Inc. 32,224
3,429 Ameris Bancorp 181,908
704 Ames National Corp. 15,023
1,076 Arrow Financial Corp. 30,063
8,497 Associated Banc-Corp. 181,751
4,209 Atlantic Union Bankshares Corp. 153,797
3,462 Axos Financial, Inc.* 189,025
3,663 Banc of California, Inc. 49,194
1,452 BancFirst Corp. 141,323
2,831 Bancorp, Inc. (The)* 109,163
90,121 Bank of America Corp. 3,034,374
1,028 Bank of Hawaii Corp. 74,489
724 Bank of Marin Bancorp 15,943
3,254 Bank of NT Butterfield & Son, Ltd. (The) 104,161
6,593 Bank OZK 328,529
1,591 BankFinancial Corp. 16,324
4,263 BankUnited, Inc. 138,249
2,014 Banner Corp. 107,870
433 Bar Harbor Bankshares 12,713
842 BCB Bancorp, Inc. 10,820
1,898 Berkshire Hills Bancorp, Inc. 47,127
2,482 BOK Financial Corp. 212,583
2,707 Brookline Bancorp, Inc. 29,533
977 Byline Bancorp, Inc. 23,018
74 C&F Financial Corp. 5,046
10,276 Cadence Bank 304,067
256 Cambridge Bancorp 17,766
843 Camden National Corp. 31,722
489 Capital City Bank Group, Inc. 14,391
10,139 Capitol Federal Financial, Inc. 65,397
1,023 Carter Bankshares, Inc.* 15,314
4,087 Cathay General Bancorp 182,158

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
December 31, 2023
5
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Banks, continued
1,402 Central Pacific Financial Corp. $ 27,591
933 Central Valley Community Bancorp 20,853
377 Chemung Financial Corp. 18,775
24,595 Citigroup, Inc. 1,265,167
943 Citizens & Northern Corp. 21,152
11,377 Citizens Financial Group, Inc. 377,034
552 Citizens Holding Co. 4,278
604 City Holding Co. 66,597
938 Civista Bancshares, Inc. 17,297
735 CNB Financial Corp. 16,604
85 Codorus Valley Bancorp, Inc. 2,185
56 Colony Bankcorp, Inc. 745
6,027 Columbia Banking System, Inc. 160,800
4,298 Columbia Financial, Inc.* 82,865
191 Comerica, Inc. 10,660
3,093 Commerce Bancshares, Inc. 165,197
3,029 Community Bank System, Inc. 157,841
517 Community Trust Bancorp, Inc. 22,676
1,154 ConnectOne Bancorp, Inc. 26,438
3,043 Cullen/Frost Bankers, Inc. 330,135
1,643 Customers Bancorp, Inc.* 94,670
2,243 CVB Financial Corp. 45,286
1,876 Dime Community Bancshares, Inc. 50,521
1,065 Eagle Bancorp, Inc. 32,099
2,719 East West Bancorp, Inc. 195,632
4,884 Eastern Bankshares, Inc. 69,353
2,103 Enterprise Financial Services Corp. 93,899
682 Equity Bancshares, Inc., Class A 23,120
855 ESSA Bancorp, Inc. 17,117
312 Evans Bancorp, Inc. 9,837
1,329 Farmers National Banc Corp. 19,204
1,860 FB Financial Corp. 74,121
16,615 Fifth Third Bancorp 573,051
1,053 Financial Institutions, Inc. 22,429
814 First Bancorp, Inc. (The) 22,971
12,501 First BanCorp/Puerto Rico 205,641
2,566 First Bancorp/Southern Pines NC 94,968
611 First Bancshares, Inc. (The) 17,921
2,494 First Busey Corp. 61,901
664 First Business Financial Services, Inc. 26,626
408 First Capital, Inc. 11,134
24 First Citizens BancShares, Inc., Class A 34,055
6,217 First Commonwealth Financial Corp. 95,991
512 First Community Bankshares, Inc. 18,995
4,544 First Financial Bancorp 107,920
6,313 First Financial Bankshares, Inc. 191,284
536 First Financial Corp. 23,064
733 First Financial Northwest, Inc. 9,881
1,155 First Foundation, Inc. 11,180
7,191 First Hawaiian, Inc. 164,386
12,573 First Horizon Corp. 178,034
5,816 First Interstate BancSystem, Inc., Class A 178,842
3,120 First Merchants Corp. 115,690
660 First Mid Bancshares, Inc. 22,876
1,573 First of Long Island Corp. (The) 20,827
2,253 Flushing Financial Corp. 37,129
20,310 FNB Corp. 279,669
9,404 Fulton Financial Corp. 154,790
769 German American Bancorp, Inc. 24,923
Shares Value
Common Stocks, continued
Banks, continued
6,173 Glacier Bancorp, Inc. $ 255,068
397 Great Southern Bancorp, Inc. 23,562
16 Greene County Bancorp, Inc. 451
4,066 Hancock Whitney Corp. 197,567
2,408 Hanmi Financial Corp. 46,715
1,642 HarborOne Bancorp, Inc. 19,671
45 Hawthorn Bancshares, Inc. 1,142
636 HBT Financial, Inc. 13,426
2,376 Heartland Financial U.S.A., Inc. 89,361
2,010 Heritage Commerce Corp. 19,939
1,197 Heritage Financial Corp. 25,604
2,750 Hilltop Holdings, Inc. 96,828
62 Hingham Institution For Savings (The)^ 12,053
11,467 Home BancShares, Inc. 290,459
628 HomeStreet, Inc. 6,468
484 HomeTrust Bancshares, Inc. 13,029
4,470 Hope Bancorp, Inc. 53,998
1,071 Horizon Bancorp, Inc. 15,326
17,788 Huntington Bancshares, Inc. 226,263
413 IF Bancorp, Inc. 6,658
1,436 Independent Bank Corp. MASS 94,503
855 Independent Bank Corp. MI 22,247
2,348 Independent Bank Group, Inc. 119,466
3,500 International Bancshares Corp. 190,120
51,889 JPMorgan Chase & Co. 8,826,319
2,442 Kearny Financial Corp. 21,905
1,249 Kentucky First Federal Bancorp 5,583
10,493 KeyCorp 151,099
750 Lake Shore Bancorp, Inc.* 8,768
1,465 Lakeland Bancorp, Inc. 21,667
1,343 Lakeland Financial Corp. 87,510
607 Landmark Bancorp, Inc. 11,764
712 LCNB Corp. 11,228
1,274 Live Oak Bancshares, Inc. 57,967
3,800 M&T Bank Corp. 520,904
2,571 Macatawa Bank Corp. 29,001
472 Mercantile Bank Corp. 19,059
241 Midland States BanCorp, Inc. 6,642
638 MidWestOne Financial Group, Inc. 17,169
1,928 National Bank Holdings Corp., Class A 71,702
514 National Bankshares, Inc. 16,628
1,885 NBT Bancorp, Inc. 79,000
19,583 New York Community Bancorp, Inc. 200,334
373 Nicolet Bankshares, Inc. 30,019
1,501 Northfield Bancorp, Inc. 18,883
510 Northrim Bancorp, Inc. 29,177
7,376 Northwest Bancshares, Inc. 92,053
511 Norwood Financial Corp. 16,817
3,803 OceanFirst Financial Corp. 66,020
2,292 OFG Bancorp 85,904
440 Ohio Valley Banc Corp. 10,120
7,179 Old National Bancorp 121,253
2,225 Old Second Bancorp, Inc. 34,354
2,023 Origin Bancorp, Inc. 71,958
638 Orrstown Financial Services, Inc. 18,821
5,352 Pacific Premier Bancorp, Inc. 155,797
939 Park National Corp. 124,756
1,240 Pathward Financial, Inc. 65,633
1,165 Peapack-Gladstone Financial Corp. 34,740

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
December 31, 2023
6
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Banks, continued
546 Penns Woods Bancorp, Inc. $ 12,290
608 Peoples Bancorp of North Carolina, Inc. 18,356
1,117 Peoples Bancorp, Inc. 37,710
4,268 Pinnacle Financial Partners, Inc. 372,255
5,419 PNC Financial Services Group, Inc. (The) 839,132
4,802 Popular, Inc. 394,100
432 Preferred Bank 31,558
1,369 Premier Financial Corp. 32,993
707 Primis Financial Corp. 8,951
4,140 Prosperity Bancshares, Inc. 280,402
679 Provident Financial Holdings, Inc. 8,562
4,672 Provident Financial Services, Inc. 84,236
606 QCR Holdings, Inc. 35,384
487 RBB Bancorp 9,273
22,493 Regions Financial Corp. 435,914
2,793 Renasant Corp. 94,068
917 Republic Bancorp, Inc., Class A 50,582
420 Riverview Bancorp, Inc. 2,688
1,756 S&T Bancorp, Inc. 58,686
3,092 Sandy Spring Bancorp, Inc. 84,226
1,366 Seacoast Banking Corp of Florida 38,876
1,767 ServisFirst Bancshares, Inc. 117,735
1,113 Shore Bancshares, Inc. 15,860
1,028 Sierra Bancorp 23,181
7,336 Simmons First National Corp., Class A 145,546
561 Southern Missouri Bancorp, Inc. 29,952
950 Southside Bancshares, Inc. 29,754
2,760 SouthState Corp. 233,082
2,578 Stellar Bancorp, Inc. 71,772
1,764 Sterling Bancorp, Inc.* 10,178
1,460 Stock Yards Bancorp, Inc. 75,175
557 Summit Financial Group, Inc. 17,094
8,225 Synovus Financial Corp. 309,671
733 Territorial Bancorp, Inc. 8,173
1,319 Texas Capital Bancshares, Inc.* 85,247
9,473 TFS Financial Corp. 139,158
490 Tompkins Financial Corp. 29,513
4,196 Towne Bank 124,873
1,020 TriCo Bancshares 43,829
1,001 Triumph Financial, Inc.* 80,260
3,439 Truist Financial Corp. 126,968
559 TrustCo Bank Corp. 17,357
2,995 Trustmark Corp. 83,501
1,375 UMB Financial Corp. 114,881
7,589 United Bankshares, Inc. 284,967
6,479 United Community Banks, Inc. 189,576
1,190 United Security Bancshares 10,008
42 Unity Bancorp, Inc. 1,243
850 Univest Financial Corp. 18,726
20,714 US Bancorp 896,502
23,069 Valley National Bancorp 250,529
1,827 Veritex Holdings, Inc. 42,514
4,015 WaFd, Inc. 132,334
501 Washington Trust Bancorp, Inc. 16,222
6,793 Webster Financial Corp. 344,813
46,771 Wells Fargo & Co. 2,302,069
3,211 WesBanco, Inc. 100,729
1,062 West BanCorp, Inc. 22,514
1,793 Westamerica BanCorp 101,143
Shares Value
Common Stocks, continued
Banks, continued
2,129 Western Alliance Bancorp $ 140,067
1,498 Western New England BanCorp, Inc. 13,482
3,437 Wintrust Financial Corp. 318,782
3,462 WSFS Financial Corp. 159,010
2,715 Zions Bancorp NA 119,107
35,507,989
Beverages (1.3%):
145 Boston Beer Co., Inc. (The), Class A* 50,111
1,105 Brown-Forman Corp., Class A 65,847
5,467 Brown-Forman Corp., Class B 312,166
4,670 Celsius Holdings, Inc.* 254,608
55,551 Coca-Cola Co. (The) 3,273,620
325 Coca-Cola Consolidated, Inc. 301,730
1,746 Constellation Brands, Inc., Class A 422,096
3,686 Duckhorn Portfolio, Inc. (The)* 36,307
12,023 Keurig Dr Pepper, Inc. 400,606
838 MGP Ingredients, Inc. 82,560
4,873 Molson Coors Beverage Co., Class B 298,276
5,214 Monster Beverage Corp.* 300,379
1,921 National Beverage Corp.* 95,512
24,604 PepsiCo, Inc. 4,178,743
10,072,561
Biotechnology (2.2%):
27,751 AbbVie, Inc. 4,300,572
3,964 Adverum Biotechnologies, Inc.* 2,984
2,583 Agios Pharmaceuticals, Inc.* 57,523
3,000 Alector, Inc.* 23,940
6,056 Alkermes plc* 167,993
6,160 Allakos, Inc.* 16,817
4,027 Allogene Therapeutics, Inc.* 12,927
2,071 Alnylam Pharmaceuticals, Inc.* 396,410
4,823 Altimmune, Inc.* 54,259
8,716 Amgen, Inc. 2,510,382
955 AnaptysBio, Inc.* 20,456
955 Anika Therapeutics, Inc.* 21,640
4,012 Arcus Biosciences, Inc.* 76,629
1,800 Arcutis Biotherapeutics, Inc.* 5,814
1,763 Avidity Biosciences, Inc.* 15,955
3,076 Beam Therapeutics, Inc.* 83,729
2,115 Biogen, Inc.* 547,299
3,564 BioMarin Pharmaceutical, Inc.* 343,641
1,469 Bluebird Bio, Inc.* 2,027
5,471 CareDx, Inc.* 65,652
1,101 Celldex Therapeutics, Inc.* 43,666
4,392 CRISPR Therapeutics AG* 274,939
2,869 Deciphera Pharmaceuticals, Inc.* 46,277
1,534 Denali Therapeutics, Inc.* 32,920
7,054 Dynavax Technologies Corp.* 98,615
233 Eagle Pharmaceuticals, Inc.* 1,219
1,370 Editas Medicine, Inc.* 13,878
1,656 Emergent BioSolutions, Inc.* 3,974
585 Enanta Pharmaceuticals, Inc.* 5,505
3,952 Exact Sciences Corp.* 292,369
13,184 Exelixis, Inc.* 316,284
5,379 Fate Therapeutics, Inc.* 20,117
1,432 G1 Therapeutics, Inc.* 4,368
23,066 Gilead Sciences, Inc. 1,868,577
3,331 Halozyme Therapeutics, Inc.* 123,114

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
December 31, 2023
7
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Biotechnology, continued
663 Ideaya Biosciences, Inc.* $ 23,590
4,531 Incyte Corp.* 284,501
961 Intellia Therapeutics, Inc.* 29,301
10,368 Iovance Biotherapeutics, Inc.* 84,292
8,722 Ironwood Pharmaceuticals, Inc.* 99,780
1,306 iTeos Therapeutics, Inc.* 14,301
200 Kodiak Sciences, Inc.* 608
367 Krystal Biotech, Inc.* 45,530
3,563 Kura Oncology, Inc.* 51,236
1,457 Kymera Therapeutics, Inc.* 37,095
1,449 MacroGenics, Inc.* 13,939
3,312 Mirati Therapeutics, Inc.* 194,580
3,239 Moderna, Inc.* 322,119
605 Mural Oncology plc* 3,582
3,861 Myriad Genetics, Inc.* 73,899
1,772 Neurocrine Biosciences, Inc.* 233,479
9,565 PDL BioPharma, Inc.* 15,400
4,602 Poseida Therapeutics, Inc.* 15,463
1,321 Prothena Corp. plc* 48,005
4,160 Recursion Pharmaceuticals, Inc., Class A* 41,018
1,374 Regeneron Pharmaceuticals, Inc.* 1,206,770
1,759 REGENXBIO, Inc.* 31,574
3,704 Relay Therapeutics, Inc.* 40,781
2,810 Replimune Group, Inc.* 23,688
4,502 REVOLUTION Medicines, Inc.* 129,117
1,053 Rhythm Pharmaceuticals, Inc.* 48,406
1,042 Rocket Pharmaceuticals, Inc.* 31,229
1,793 Sage Therapeutics, Inc.* 38,854
2,916 Sangamo Therapeutics, Inc.* 1,584
555 Sarepta Therapeutics, Inc.* 53,519
1,802 SpringWorks Therapeutics, Inc.* 65,773
4,070 Twist Bioscience Corp.* 150,020
1,801 United Therapeutics Corp.* 396,022
1,179 Vanda Pharmaceuticals, Inc.* 4,975
2,307 Vertex Pharmaceuticals, Inc.* 938,695
3,099 Xencor, Inc.* 65,792
2,020 Zentalis Pharmaceuticals, Inc.* 30,603
16,761,591
Broadline Retail (2.6%):
119,351 Amazon.com, Inc.* 18,134,191
1,406 Big Lots, Inc. 10,953
715 Dillard's, Inc., Class A^ 288,610
19,369 eBay, Inc. 844,876
2,683 Etsy, Inc.* 217,457
7,383 Kohl's Corp. 211,744
18,973 Macy's, Inc. 381,737
1,842 Nordstrom, Inc. 33,985
2,669 Ollie's Bargain Outlet Holdings, Inc.* 202,550
8,810 Qurate Retail, Inc., Class A* 7,713
20,333,816
Building Products (1.2%):
3,670 A O Smith Corp. 302,555
2,902 AAON, Inc. 214,371
4,178 Advanced Drainage Systems, Inc. 587,594
1,489 Allegion plc 188,641
1,585 Allegion US plc 200,804
515 American Woodmark Corp.* 47,818
1,085 Apogee Enterprises, Inc. 57,950
Shares
Common Stocks, continued
Building Products, continued
2,450 Armstrong World Industries, Inc. $ 240,884
6,227 AZEK Co., Inc. (The)* 238,183
394 AZZ, Inc. 22,887
7,223 Builders FirstSource, Inc.* 1,205,808
2,110 Carlisle Cos., Inc. 659,227
12,777 Carrier Global Corp. 734,039
547 CSW Industrials, Inc. 113,453
2,444 Fortune Brands Innovations, Inc. 186,086
1,430 Gibraltar Industries, Inc.* 112,941
1,993 Griffon Corp. 121,473
7,176 Hayward Holdings, Inc.* 97,594
1,209 Insteel Industries, Inc. 46,293
4,309 Janus International Group, Inc.* 56,232
3,895 JELD-WEN Holding, Inc.* 73,537
6,827 Johnson Controls International plc 393,508
717 Lennox International, Inc. 320,872
3,947 Masco Corp. 264,370
681 Masonite International Corp.* 57,653
2,444 Masterbrand, Inc.* 36,293
6,147 Owens Corning 911,170
3,379 PGT Innovations, Inc.* 137,525
1,160 Quanex Building Products Corp. 35,461
5,771 Resideo Technologies, Inc.* 108,610
1,119 Simpson Manufacturing Co., Inc. 221,540
918 Tecnoglass, Inc. 41,962
3,222 Trane Technologies plc 785,846
2,554 Trex Co., Inc.* 211,446
3,214 UFP Industries, Inc. 403,518
9,438,144
Capital Markets (2.8%):
837 Affiliated Managers Group, Inc. 126,738
3,255 Ameriprise Financial, Inc. 1,236,347
1,507 Ares Management Corp., Class A 179,212
4,141 Artisan Partners Asset Management, Inc., Class A 182,949
1,892 AssetMark Financial Holdings, Inc.* 56,665
734 B Riley Financial, Inc.^ 15,407
16,911 Bank of New York Mellon Corp. (The) 880,218
19,837 BGC Group, Inc., Class A 143,223
1,401 BlackRock, Inc., Class A 1,137,332
2,976 Blackstone, Inc. 389,618
902 Brightsphere Investment Group, Inc. 17,282
7,836 Carlyle Group, Inc. (The) 318,847
1,987 Cboe Global Markets, Inc. 354,799
26,470 Charles Schwab Corp. (The) 1,821,136
3,523 CME Group, Inc. 741,944
1,396 Cohen & Steers, Inc. 105,719
639 Coinbase Global, Inc., Class A* 111,135
190 Diamond Hill Investment Group, Inc. 31,462
1,883 Donnelley Financial Solutions, Inc.* 117,443
18 FactSet Research Systems, Inc. 8,587
4,926 Federated Hermes, Inc. 166,794
10,808 Franklin Resources, Inc. 321,970
4,153 Goldman Sachs Group, Inc. (The) 1,602,103
1,178 Hamilton Lane, Inc., Class A 133,632
211 Hennessy Advisors, Inc. 1,416
1,904 Houlihan Lokey, Inc. 228,309
1,363 Interactive Brokers Group, Inc. 112,993
5,986 Intercontinental Exchange, Inc. 768,782
18,315 Invesco, Ltd. 326,740

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
December 31, 2023
8
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Capital Markets, continued
9,330 Janus Henderson Group plc $ 281,299
5,286 Jefferies Financial Group, Inc. 213,607
5,775 KKR & Co., Inc. 478,459
1,669 Lazard, Inc., Class A 58,081
1,018 LPL Financial Holdings, Inc. 231,717
337 MarketAxess Holdings, Inc. 98,690
1,664 Moelis & Co., Class A 93,400
2,252 Moody's Corp. 879,541
16,459 Morgan Stanley 1,534,802
415 Morningstar, Inc. 118,790
64 MSCI, Inc. 36,202
9,300 Nasdaq, Inc. 540,702
4,950 Northern Trust Corp. 417,681
1,608 Open Lending Corp.* 13,684
365 Oppenheimer Holdings, Inc., Class A 15,082
1,002 Piper Sandler Cos. 175,220
394 PJT Partners, Inc., Class A 40,137
4,978 Raymond James Financial, Inc. 555,047
23,838 Robinhood Markets, Inc., Class A* 303,696
2,826 S&P Global, Inc. 1,244,909
4,050 SEI Investments Co. 257,377
660 Silvercrest Asset Management Group, Inc., Class A 11,220
7,152 State Street Corp. 553,994
2,598 StepStone Group, Inc., Class A 82,694
4,155 Stifel Financial Corp. 287,318
1,788 StoneX Group, Inc.* 132,008
4,911 T. Rowe Price Group, Inc. 528,866
1,319 Tradeweb Markets, Inc., Class A 119,871
1,975 Victory Capital Holdings, Inc., Class A 68,019
4,929 Virtu Financial, Inc., Class A 99,862
429 Virtus Investment Partners, Inc. 103,715
425 Westwood Holdings Group, Inc. 5,342
7,092 WisdomTree, Inc. 49,148
21,268,982
Chemicals (2.0%):
1,366 AdvanSix, Inc. 40,925
2,508 Air Products and Chemicals, Inc. 686,690
2,650 Albemarle Corp. 382,872
1,157 American Vanguard Corp. 12,692
2,454 Ashland, Inc. 206,897
2,333 Avient Corp. 96,983
12,056 Axalta Coating Systems, Ltd.* 409,542
1,038 Balchem Corp. 154,402
3,410 Cabot Corp. 284,735
2,236 Celanese Corp. 347,407
9,603 CF Industries Holdings, Inc. 763,439
7,981 Chemours Co. (The) 251,721
11,433 Corteva, Inc. 547,869
16,315 Dow, Inc. 894,715
9,391 DuPont de Nemours, Inc. 722,450
5,424 Eastman Chemical Co. 487,184
2,419 Ecolab, Inc. 479,809
4,830 Ecovyst, Inc.* 47,189
11,145 Element Solutions, Inc. 257,895
1,647 FMC Corp. 103,843
1,394 HB Fuller Co. 113,486
10,221 Huntsman Corp. 256,854
1,105 Ingevity Corp.* 52,178
976 Innospec, Inc. 120,282
Shares Value
Common Stocks, continued
Chemicals, continued
6,024 International Flavors & Fragrances, Inc. $ 487,763
1,037 Intrepid Potash, Inc.* 24,774
783 Koppers Holdings, Inc. 40,105
2,011 Kronos Worldwide, Inc. 19,989
3,339 Linde plc 1,371,361
6,960 Livent Corp.* 125,141
5,203 LSB Industries, Inc.* 48,440
11,113 LyondellBasell Industries NV, Class A 1,056,624
3,598 Mativ Holdings, Inc. 55,085
971 Minerals Technologies, Inc. 69,242
9,138 Mosaic Co. (The) 326,501
641 NewMarket Corp. 349,877
9,717 Olin Corp. 524,232
3,864 Orion SA 107,149
4,945 PPG Industries, Inc. 739,525
566 Quaker Chemical Corp. 120,796
3,631 Rayonier Advanced Materials, Inc.* 14,706
2,918 RPM International, Inc. 325,736
1,384 Sensient Technologies Corp. 91,344
4,080 Sherwin-Williams Co. (The) 1,272,552
569 Stepan Co. 53,799
1,279 Trinseo plc 10,705
8,722 Tronox Holdings plc 123,504
1,374 Westlake Corp. 192,305
15,273,314
Commercial Services & Supplies (0.9%):
2,950 ABM Industries, Inc. 132,248
2,927 ACCO Brands Corp. 17,796
1,452 Brady Corp., Class A 85,218
1,624 Brink's Co. (The) 142,831
2,141 Casella Waste Systems, Inc.* 182,970
2,003 CECO Environmental Corp.* 40,621
1,318 Cimpress plc* 105,506
1,487 Cintas Corp. 896,155
433 Civeo Corp. 9,894
1,694 Clean Harbors, Inc.* 295,620
9,908 Copart, Inc.* 485,492
1,498 Deluxe Corp. 32,132
720 Driven Brands Holdings, Inc.* 10,267
1,613 Ennis, Inc. 35,341
2,503 Enviri Corp.* 22,527
2,148 Healthcare Services Group, Inc.* 22,275
3,618 HNI Corp. 151,341
2,041 Interface, Inc. 25,757
1,736 Liquidity Services, Inc.* 29,877
919 Matthews International Corp., Class A 33,681
3,432 MillerKnoll, Inc. 91,566
400 Montrose Environmental Group, Inc.* 12,852
691 MSA Safety, Inc. 116,662
1,552 NL Industries, Inc. 8,707
5,118 OPENLANE, Inc.* 75,798
4,238 Pitney Bowes, Inc. 18,647
2,606 Quad/Graphics, Inc.* 14,125
4,351 Republic Services, Inc. 717,523
8,305 Rollins, Inc. 362,679
503 SP Plus Corp.* 25,779
2,563 Steelcase, Inc., Class A 34,652
3,518 Stericycle, Inc.* 174,352
1,527 Tetra Tech, Inc. 254,902

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
December 31, 2023
9
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Commercial Services & Supplies, continued
841 UniFirst Corp. $ 153,827
2,205 Veralto Corp. 181,383
5,416 Vestis Corp. 114,494
1,003 Viad Corp.* 36,309
824 VSE Corp. 53,239
8,465 Waste Management, Inc. 1,516,081
6,721,126
Communications Equipment (0.7%):
752 Applied Optoelectronics, Inc.* 14,529
2,313 Arista Networks, Inc.* 544,735
1,990 Calix, Inc.* 86,943
5,683 Ciena Corp.* 255,792
64,556 Cisco Systems, Inc. 3,261,369
756 Comtech Telecommunications Corp. 6,373
1,262 Digi International, Inc.* 32,812
4,340 Extreme Networks, Inc.* 76,557
1,768 F5, Inc.* 316,437
2,194 Harmonic, Inc.* 28,610
2,944 Infinera Corp.* 13,984
12,006 Juniper Networks, Inc. 353,937
909 KVH Industries, Inc.* 4,781
2,839 Lumentum Holdings, Inc.* 148,820
1,185 Motorola Solutions, Inc. 371,012
1,010 NETGEAR, Inc.* 14,726
2,564 NetScout Systems, Inc.* 56,280
3,679 Ribbon Communications, Inc.* 10,669
2,004 Viasat, Inc.* 56,012
7,865 Viavi Solutions, Inc.* 79,200
5,733,578
Construction & Engineering (0.5%):
2,920 AECOM 269,896
1,759 Ameresco, Inc., Class A* 55,707
7,278 API Group Corp.* 251,819
2,696 Arcosa, Inc. 222,797
455 Argan, Inc. 21,289
125 Cadeler A/S, ADR* 2,300
1,713 Comfort Systems U.S.A., Inc. 352,313
1,213 Construction Partners, Inc., Class A* 52,790
959 Dycom Industries, Inc.* 110,371
1,440 EMCOR Group, Inc. 310,219
5,880 Fluor Corp.* 230,320
1,277 Granite Construction, Inc. 64,948
2,266 Great Lakes Dredge & Dock Corp.* 17,403
656 IES Holdings, Inc.* 51,968
1,682 MasTec, Inc.* 127,361
1,750 Matrix Service Co.* 17,115
9,107 MDU Resources Group, Inc. 180,319
487 MYR Group, Inc.* 70,435
2,101 Orion Group Holdings, Inc.* 10,379
2,465 Primoris Services Corp. 81,863
3,150 Quanta Services, Inc. 679,770
1,469 Sterling Infrastructure, Inc.* 129,169
1,648 Tutor Perini Corp.* 14,997
653 Valmont Industries, Inc. 152,482
7,973 WillScot Mobile Mini Holdings Corp.* 354,798
3,832,828
Shares Value
Common Stocks, continued
Construction Materials (0.3%):
961 Eagle Materials, Inc. $ 194,929
2,276 Knife River Corp.* 150,626
1,363 Martin Marietta Materials, Inc. 680,014
6,589 Summit Materials, Inc., Class A* 253,413
131 United States Lime & Minerals, Inc. 30,176
2,933 Vulcan Materials Co. 665,820
1,974,978
Consumer Finance (0.8%):
13,707 Ally Financial, Inc. 478,648
8,402 American Express Co. 1,574,031
283 Atlanticus Holdings Corp.* 10,944
3,407 Bread Financial Holdings, Inc. 112,227
7,190 Capital One Financial Corp. 942,753
1,912 Consumer Portfolio Services, Inc.* 17,915
518 Credit Acceptance Corp.* 275,954
10,648 Discover Financial Services 1,196,835
1,171 Encore Capital Group, Inc.* 59,428
1,657 Enova International, Inc.* 91,732
3,948 EZCORP, Inc., Class A* 34,506
2,555 FirstCash Holdings, Inc. 276,936
1,425 Green Dot Corp., Class A* 14,108
5,431 LendingClub Corp.* 47,467
194 LendingTree, Inc.* 5,882
3,504 Navient Corp. 65,244
543 Nelnet, Inc., Class A 47,903
750 Nicholas Financial, Inc.* 5,123
7,479 OneMain Holdings, Inc. 367,967
2,635 PRA Group, Inc.* 69,037
2,187 PROG Holdings, Inc.* 67,600
568 Regional Management Corp. 14,245
14,398 SLM Corp. 275,290
10,902 Synchrony Financial 416,347
237 World Acceptance Corp.* 30,936
6,499,058
Consumer Staples Distribution & Retail (1.7%):
6,299 Albertsons Cos., Inc., Class A 144,877
1,610 Andersons, Inc. (The) 92,639
235 Casey's General Stores, Inc. 64,564
1,143 Chefs' Warehouse, Inc. (The)* 33,638
5,275 Costco Wholesale Corp. 3,481,922
2,596 Dollar General Corp. 352,926
4,839 Dollar Tree, Inc.* 687,380
3,350 Grocery Outlet Holding Corp.* 90,316
613 Ingles Markets, Inc., Class A 52,945
30,924 Kroger Co. (The) 1,413,536
1,720 Natural Grocers by Vitamin Cottage, Inc. 27,520
6,170 Performance Food Group Co.* 426,656
1,664 PriceSmart, Inc. 126,098
2,949 SpartanNash Co. 67,680
6,836 Sprouts Farmers Market, Inc.* 328,880
10,148 Sysco Corp. 742,123
6,269 Target Corp. 892,831
3,889 United Natural Foods, Inc.* 63,118
10,089 US Foods Holding Corp.* 458,142
738 Village Super Market, Inc., Class A 19,358
8,238 Walgreens Boots Alliance, Inc. 215,094
19,916 Walmart, Inc. 3,139,757

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
December 31, 2023
10
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Consumer Staples Distribution & Retail, continued
857 Weis Markets, Inc. $ 54,814
12,976,814
Containers & Packaging (0.6%):
48,834 Amcor plc 470,760
2,762 AptarGroup, Inc. 341,438
2,194 Avery Dennison Corp. 443,539
6,230 Ball Corp. 358,350
6,043 Berry Global Group, Inc. 407,238
2,919 Crown Holdings, Inc. 268,811
15,239 Graphic Packaging Holding Co. 375,641
930 Greif, Inc., Class A 60,999
710 Greif, Inc., Class B 46,867
9,156 International Paper Co. 330,989
1,253 Myers Industries, Inc. 24,496
9,822 O-I Glass, Inc.* 160,884
3,860 Packaging Corp. of America 628,833
3,647 Sealed Air Corp. 133,188
3,186 Silgan Holdings, Inc. 144,166
4,847 Sonoco Products Co. 270,802
2,518 TriMas Corp. 63,781
10,188 Westrock Co. 423,006
4,953,788
Distributors (0.2%):
4,649 Genuine Parts Co. 643,886
6,386 LKQ Corp. 305,187
659 Pool Corp. 262,750
811 Weyco Group, Inc. 25,433
1,237,256
Diversified Consumer Services (0.3%):
28,860 ADT, Inc. 196,825
2,373 Adtalem Global Education, Inc.* 139,888
541 American Public Education, Inc.* 5,221
2,428 Bright Horizons Family Solutions, Inc.* 228,815
418 Carriage Services, Inc. 10,454
5,672 Chegg, Inc.* 64,434
6,110 Coursera, Inc.* 118,351
3,669 Frontdoor, Inc.* 129,222
112 Graham Holdings Co., Class B 78,010
1,270 Grand Canyon Education, Inc.* 167,691
5,610 H&R Block, Inc. 271,356
6,794 Laureate Education, Inc. 93,146
2,352 OneSpaWorld Holdings, Ltd.* 33,163
2,522 Perdoceo Education Corp. 44,286
5,854 Service Corp. International 400,706
825 Strategic Education, Inc. 76,205
2,454 Stride, Inc.* 145,694
1,696 Universal Technical Institute, Inc.* 21,234
2,224,701
Diversified Telecommunication Services (0.9%):
398 Anterix, Inc.* 13,261
126,985 AT&T, Inc. 2,130,808
461 ATN International, Inc. 17,965
1,203 Cogent Communications Holdings, Inc. 91,500
4,558 Consolidated Communications Holdings, Inc.* 19,827
1,548 EchoStar Corp., Class A* 25,650
7,588 Frontier Communications Parent, Inc.* 192,280
Shares Value
Common Stocks, continued
Diversified Telecommunication Services, continued
2,352 GCI Liberty, Inc.* $ —
1,080 IDT Corp., Class B* 36,817
3,409 Iridium Communications, Inc. 140,314
1,489 Liberty Latin America, Ltd., Class A* 10,885
8,852 Liberty Latin America, Ltd., Class C* 64,974
26,553 Lumen Technologies, Inc.* 48,592
1,333 Shenandoah Telecommunications Co. 28,820
116,465 Verizon Communications, Inc. 4,390,731
7,212,424
Electric Utilities (1.3%):
1,925 ALLETE, Inc. 117,733
3,861 Alliant Energy Corp. 198,069
6,998 American Electric Power Co., Inc. 568,378
2,629 Avangrid, Inc. 85,206
5,643 Constellation Energy Corp. 659,610
9,383 Duke Energy Corp. 910,526
6,510 Edison International 465,400
3,269 Entergy Corp. 330,790
4,141 Evergy, Inc. 216,160
5,769 Eversource Energy 356,063
12,598 Exelon Corp. 452,268
9,001 FirstEnergy Corp. 329,977
1,272 Genie Energy, Ltd., Class B 35,781
1,318 Hawaiian Electric Industries, Inc. 18,702
2,089 IDACORP, Inc. 205,390
1,299 MGE Energy, Inc. 93,931
25,020 NextEra Energy, Inc. 1,519,715
4,318 NRG Energy, Inc. 223,241
6,319 OGE Energy Corp. 220,723
1,495 Otter Tail Corp. 127,030
28,498 PG&E Corp. 513,819
3,888 Pinnacle West Capital Corp. 279,314
3,114 PNM Resources, Inc. 129,542
3,874 Portland General Electric Co. 167,899
12,598 PPL Corp. 341,406
13,338 Southern Co. (The) 935,261
8,553 Xcel Energy, Inc. 529,516
10,031,450
Electrical Equipment (0.8%):
1,082 Acuity Brands, Inc. 221,626
424 Allient, Inc. 12,809
4,869 AMETEK, Inc. 802,849
2,048 Atkore, Inc.* 327,680
4,356 Eaton Corp. plc 1,049,012
5,978 Emerson Electric Co. 581,839
1,029 Encore Wire Corp. 219,794
1,312 EnerSys 132,460
9,782 FuelCell Energy, Inc.* 15,651
1,659 Generac Holdings, Inc.* 214,409
14,859 GrafTech International, Ltd. 32,541
1,003 Hubbell, Inc. 329,917
1,831 LSI Industries, Inc. 25,781
6,645 nVent Electric plc 392,653
14,602 Plug Power, Inc.* 65,709
606 Powell Industries, Inc. 53,570
400 Preformed Line Products Co. 53,544
2,526 Regal Rexnord Corp. 373,899
2,250 Rockwell Automation, Inc. 698,580

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
December 31, 2023
11
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Electrical Equipment, continued
7,206 Sensata Technologies Holding plc $ 270,729
3,376 Shoals Technologies Group, Inc., Class A* 52,463
5,277 SunPower Corp.*^ 25,488
11,971 Sunrun, Inc.* 234,991
1,298 Thermon Group Holdings, Inc.* 42,276
3,331 Vertiv Holdings Co., Class A 159,988
1,148 Vicor Corp.* 51,591
6,441,849
Electronic Equipment, Instruments & Components (1.3%):
1,470 Advanced Energy Industries, Inc. 160,112
7,939 Amphenol Corp., Class A 786,993
2,582 Arlo Technologies, Inc.* 24,581
3,284 Arrow Electronics, Inc.* 401,469
5,071 Avnet, Inc. 255,578
1,157 Badger Meter, Inc. 178,606
550 Bel Fuse, Inc., Class B 36,723
1,317 Belden, Inc. 101,738
1,054 Benchmark Electronics, Inc. 29,133
3,454 CDW Corp. 785,163
3,610 Cognex Corp. 150,681
1,971 Coherent Corp.* 85,798
19,094 Corning, Inc. 581,412
1,637 Crane NXT Co. 93,096
1,576 CTS Corp. 68,934
2,838 Daktronics, Inc.* 24,066
1,413 ePlus, Inc.* 112,814
1,439 Fabrinet* 273,885
392 FARO Technologies, Inc.* 8,832
12,223 Flex, Ltd.* 372,313
640 Frequency Electronics, Inc. 7,008
1,494 Insight Enterprises, Inc.* 264,722
1,164 IPG Photonics Corp.* 126,341
2,007 Itron, Inc.* 151,549
8,258 Jabil, Inc. 1,052,069
4,354 Keysight Technologies, Inc.* 692,678
1,603 Kimball Electronics, Inc.* 43,201
5,811 Knowles Corp.* 104,075
672 Littelfuse, Inc. 179,800
1,471 Methode Electronics, Inc. 33,436
1,008 Novanta, Inc.* 169,757
594 OSI Systems, Inc.* 76,656
770 PAR Technology Corp.* 33,526
1,121 PC Connection, Inc. 75,342
1,323 Plexus Corp.* 143,056
771 Rogers Corp.* 101,826
2,630 Sanmina Corp.* 135,103
738 ScanSource, Inc.* 29,232
2,341 TD SYNNEX Corp. 251,915
4,283 TE Connectivity, Ltd. 601,762
846 Teledyne Technologies, Inc.* 377,561
4,656 Trimble, Inc.* 247,699
5,237 TTM Technologies, Inc.* 82,797
5,343 Vishay Intertechnology, Inc. 128,072
4,805 Vontier Corp. 166,013
903 Zebra Technologies Corp.* 246,817
10,053,940
Energy Equipment & Services (0.8%):
6,728 Archrock, Inc. 103,611
Shares Value
Common Stocks, continued
Energy Equipment & Services, continued
22,576 Baker Hughes Co. $ 771,648
519 Bristow Group, Inc.* 14,672
562 Cactus, Inc., Class A 25,515
8,897 ChampionX Corp. 259,881
1,337 Core Laboratories, Inc. 23,611
562 DMC Global, Inc.* 10,577
1,028 Dril-Quip, Inc.* 23,921
1,095 Expro Group Holdings NV* 17,432
306 Forum Energy Technologies, Inc.* 6,784
760 Geospace Technologies Corp.* 9,850
1,086 Gulf Island Fabrication, Inc.* 4,702
34,240 Halliburton Co. 1,237,776
5,456 Helix Energy Solutions Group, Inc.* 56,088
4,742 Helmerich & Payne, Inc. 171,755
12,498 Liberty Energy, Inc. 226,714
1,436 Mammoth Energy Services, Inc.* 6,405
734 Nabors Industries, Ltd.* 59,916
935 Natural Gas Services Group, Inc.* 15,035
4,799 Newpark Resources, Inc.* 31,865
16,133 NOV, Inc. 327,177
6,071 Oceaneering International, Inc.* 129,191
3,066 Oil States International, Inc.* 20,818
26,132 Patterson-UTI Energy, Inc. 282,226
8,148 ProPetro Holding Corp.* 68,280
10,425 RPC, Inc. 75,894
19,506 Schlumberger NV 1,015,092
493 SEACOR Marine Holdings, Inc.* 6,207
3,974 Select Water Solutions, Inc. 30,163
17,526 TechnipFMC plc 352,974
4,086 TETRA Technologies, Inc.* 18,469
2,580 Tidewater, Inc.* 186,044
32,945 Transocean, Ltd.* 209,201
4,546 US Silica Holdings, Inc.* 51,415
2,596 Valaris, Ltd.* 178,008
3,081 Weatherford International plc* 301,414
6,330,331
Entertainment (1.0%):
247 Atlanta Braves Holdings, Inc., Class A* 10,567
1,869 Atlanta Braves Holdings, Inc., Class C* 73,975
6,453 Cinemark Holdings, Inc.* 90,923
5,811 Electronic Arts, Inc. 795,003
1,993 Endeavor Group Holdings, Inc., Class A 47,294
2,645 IMAX Corp.* 39,728
619 Liberty Media Corp.-Liberty Formula One, Class A* 35,889
4,046 Liberty Media Corp.-Liberty Formula One, Class C* 255,424
1,139 Liberty Media Corp.-Liberty Live, Class A* 41,630
2,653 Liberty Media Corp.-Liberty Live, Class C* 99,196
2,111 Lions Gate Entertainment Corp., Class A* 23,010
4,430 Lions Gate Entertainment Corp., Class B* 45,142
3,788 Live Nation Entertainment, Inc.* 354,557
894 Madison Square Garden Entertainment Corp.* 28,420
719 Madison Square Garden Sports Corp.* 130,736
1,459 Marcus Corp. (The) 21,272
3,529 Netflix, Inc.* 1,718,199
3,472 Playtika Holding Corp.* 30,276
1,419 Reading International, Inc., Class A* 2,710
4,024 ROBLOX Corp., Class A* 183,977
454 Roku, Inc.* 41,614
894 Sphere Entertainment Co.* 30,360

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
December 31, 2023
12
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Entertainment, continued
2,197 Spotify Technology SA* $ 412,838
2,974 Take-Two Interactive Software, Inc.* 478,665
1,560 TKO Group Holdings, Inc. 127,265
23,182 Walt Disney Co. (The) 2,093,103
51,374 Warner Bros Discovery, Inc.* 584,636
2,097 Warner Music Group Corp., Class A 75,052
7,871,461
Financial Services (3.8%):
13,003 Affirm Holdings, Inc.* 638,967
981 A-Mark Precious Metals, Inc. 29,675
3,955 Apollo Global Management, Inc. 368,566
6,202 AvidXchange Holdings, Inc.* 76,843
23,136 Berkshire Hathaway, Inc., Class B* 8,251,686
5,081 Block, Inc.* 393,015
252 BM Technologies, Inc.* 517
2,704 Cannae Holdings, Inc.* 52,755
687 Cass Information Systems, Inc. 30,949
11,963 Equitable Holdings, Inc. 398,368
6,088 Essent Group, Ltd. 321,081
1,694 Euronet Worldwide, Inc.* 171,924
3,577 EVERTEC, Inc. 146,442
403 Federal Agricultural Mortgage Corp. 77,062
12,730 Fidelity National Information Services, Inc. 764,691
6,830 Fiserv, Inc.* 907,297
2,621 FleetCor Technologies, Inc.* 740,721
2,700 Flywire Corp.* 62,505
5,711 Global Payments, Inc. 725,297
1,101 I3 Verticals, Inc., Class A* 23,308
1,320 International Money Express, Inc.* 29,159
1,539 Jack Henry & Associates, Inc. 251,488
5,793 Jackson Financial, Inc., Class A 296,602
27,585 Marqeta, Inc., Class A* 192,543
12,802 Mastercard, Inc., Class A 5,460,181
988 Merchants Bancorp 42,069
16,357 MGIC Investment Corp. 315,526
1,888 Mr Cooper Group, Inc.* 122,947
4,617 NCR Atleos Corp.* 112,147
4,107 NMI Holdings, Inc., Class A* 121,896
465 Ocwen Financial Corp.* 14,303
13,320 PayPal Holdings, Inc.* 817,981
1,468 Paysafe, Ltd.* 18,776
2,818 PennyMac Financial Services, Inc. 249,027
8,853 Radian Group, Inc. 252,753
3,168 Repay Holdings Corp.* 27,055
4,694 Rocket Cos., Inc., Class A*^ 67,969
1,495 Shift4 Payments, Inc., Class A* 111,138
5,111 Toast, Inc., Class A* 93,327
22,881 Visa, Inc., Class A 5,957,068
4,007 Voya Financial, Inc. 292,351
1,074 Walker & Dunlop, Inc. 119,225
728 Waterstone Financial, Inc. 10,338
6,143 Western Union Co. (The) 73,225
446 WEX, Inc.* 86,769
29,317,532
Food Products (1.1%):
7,169 Archer-Daniels-Midland Co. 517,745
2,035 B&G Foods, Inc. 21,367
3,907 Bunge Global SA 394,412
Shares Value
Common Stocks, continued
Food Products, continued
270 Calavo Growers, Inc. $ 7,941
2,277 Cal-Maine Foods, Inc. 130,677
8,996 Campbell Soup Co. 388,897
10,462 Conagra Brands, Inc. 299,841
6,345 Darling Ingredients, Inc.* 316,235
1,004 Farmer Bros Co.* 3,072
9,807 Flowers Foods, Inc. 220,756
2,403 Fresh Del Monte Produce, Inc. 63,079
1,992 Freshpet, Inc.* 172,826
9,484 General Mills, Inc. 617,788
5,693 Hain Celestial Group, Inc. (The)* 62,338
3,050 Hershey Co. (The) 568,642
8,841 Hormel Foods Corp. 283,885
1,283 Ingredion, Inc. 139,244
566 J & J Snack Foods Corp. 94,601
2,407 JM Smucker Co. (The) 304,197
300 John B Sanfilippo & Son, Inc. 30,912
8,831 Kellanova 493,741
11,485 Kraft Heinz Co. (The) 424,715
3,960 Lamb Weston Holdings, Inc. 428,036
452 Lancaster Colony Corp. 75,208
4,172 McCormick & Co., Inc. 285,448
778 McCormick & Co., Inc. MD 52,904
3,145 Mission Produce, Inc.* 31,733
15,451 Mondelez International, Inc., Class A 1,119,116
4,602 Pilgrim's Pride Corp.* 127,291
2,182 Post Holdings, Inc.* 192,147
20 Seaboard Corp. 71,402
266 Seneca Foods Corp., Class A* 13,949
3,330 Simply Good Foods Co. (The)* 131,868
1,400 Sovos Brands, Inc.* 30,842
1,072 Tootsie Roll Industries, Inc. 35,633
1,935 TreeHouse Foods, Inc.* 80,206
6,453 Tyson Foods, Inc., Class A 346,849
1,200 Utz Brands, Inc. 19,488
1,400 Vital Farms, Inc.* 21,966
2,207 WK Kellogg Co. 29,000
8,649,997
Gas Utilities (0.2%):
2,476 Atmos Energy Corp. 286,968
785 Chesapeake Utilities Corp. 82,920
3,527 National Fuel Gas Co. 176,950
4,288 New Jersey Resources Corp. 191,159
1,716 Northwest Natural Holding Co. 66,821
1,836 ONE Gas, Inc. 116,990
232 RGC Resources, Inc. 4,719
944 Southwest Gas Holdings, Inc. 59,802
2,276 Spire, Inc. 141,886
7,935 UGI Corp. 195,201
1,323,416
Ground Transportation (1.2%):
957 ArcBest Corp. 115,041
678 Avis Budget Group, Inc. 120,182
419 Covenant Logistics Group, Inc. 19,291
34,588 CSX Corp. 1,199,166
1,925 Heartland Express, Inc. 27,450
19,110 Hertz Global Holdings, Inc.* 198,553
3,856 JB Hunt Transport Services, Inc. 770,197

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
December 31, 2023
13
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Ground Transportation, continued
6,730 Knight-Swift Transportation Holdings, Inc. $ 387,984
1,791 Landstar System, Inc. 346,827
4,222 Marten Transport, Ltd. 88,578
1,515 Norfolk Southern Corp. 358,116
1,421 Old Dominion Freight Line, Inc. 575,974
1,600 PAM Transportation Services, Inc.* 33,248
6,783 RXO, Inc.* 157,773
1,902 Ryder System, Inc. 218,844
576 Saia, Inc.* 252,415
3,510 Schneider National, Inc., Class B 89,329
12,212 Uber Technologies, Inc.* 751,893
1,170 U-Haul Holding Co.* 84,006
4,494 U-Haul Holding Co., Class B 316,557
12,451 Union Pacific Corp. 3,058,215
586 Universal Logistics Holdings, Inc. 16,420
3,327 Werner Enterprises, Inc. 140,965
2,834 XPO, Inc.* 248,230
9,575,254
Health Care Equipment & Supplies (1.8%):
16,521 Abbott Laboratories 1,818,466
2,269 Accuray, Inc.* 6,421
1,368 Align Technology, Inc.* 374,832
912 AngioDynamics, Inc.* 7,150
1,619 Artivion, Inc.* 28,948
1,507 AtriCure, Inc.* 53,785
36 Atrion Corp. 13,636
2,829 Avanos Medical, Inc.* 63,454
744 Axonics, Inc.* 46,299
9,383 Baxter International, Inc. 362,747
3,200 Becton Dickinson & Co. 780,256
14,346 Boston Scientific Corp.* 829,342
1,265 CONMED Corp. 138,530
658 Cooper Cos., Inc. (The) 249,013
7,906 DENTSPLY SIRONA, Inc. 281,375
2,612 Dexcom, Inc.* 324,123
4,976 Edwards Lifesciences Corp.* 379,420
994 Embecta Corp. 18,816
1,499 Enovis Corp.* 83,974
7,392 Envista Holdings Corp.* 177,852
1,964 GE HealthCare Technologies, Inc. 151,856
1,546 Glaukos Corp.* 122,892
3,817 Globus Medical, Inc.* 203,408
1,142 Haemonetics Corp.* 97,652
4,658 Hologic, Inc.* 332,814
1,417 IDEXX Laboratories, Inc.* 786,506
516 Inari Medical, Inc.* 33,499
433 Inogen, Inc.* 2,377
439 Inspire Medical Systems, Inc.* 89,306
515 Insulet Corp.* 111,745
1,895 Integer Holdings Corp.* 187,757
3,384 Integra LifeSciences Holdings Corp.* 147,373
2,461 Intuitive Surgical, Inc.* 830,243
1,817 Lantheus Holdings, Inc.* 112,654
809 LeMaitre Vascular, Inc. 45,919
725 LENSAR, Inc.* 2,545
3,507 LivaNova plc* 181,452
692 Masimo Corp.* 81,109
14,589 Medtronic plc 1,201,842
2,177 Merit Medical Systems, Inc.* 165,365
Shares Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
600 Nevro Corp.* $ 12,912
128 OmniAb Operations, Inc. – Vesting 12.5*(a) —
128 OmniAb Operations, Inc.* - Vesting 15(a) —
1,974 Omnicell, Inc.* 74,282
2,205 OraSure Technologies, Inc.* 18,081
825 Orthofix Medical, Inc.* 11,121
1,309 OrthoPediatrics Corp.* 42,556
929 Penumbra, Inc.* 233,681
2,221 ResMed, Inc. 382,056
1,569 STAAR Surgical Co.* 48,968
1,882 STERIS plc 413,758
3,126 Stryker Corp. 936,112
1,018 Teleflex, Inc. 253,828
193 UFP Technologies, Inc.* 33,204
227 Utah Medical Products, Inc. 19,118
1,100 Varex Imaging Corp.* 22,550
4,097 Zimmer Biomet Holdings, Inc. 498,605
217 Zimvie, Inc.* 3,852
13,931,437
Health Care Providers & Services (2.8%):
3,584 Acadia Healthcare Co., Inc.* 278,692
1,600 Accolade, Inc.* 19,216
643 Addus HomeCare Corp.* 59,703
2,527 Agiliti, Inc.* 20,014
5,599 agilon health, Inc.* 70,267
1,363 Amedisys, Inc.* 129,567
2,275 AMN Healthcare Services, Inc.* 170,352
1,245 Apollo Medical Holdings, Inc.* 47,683
9,264 Brookdale Senior Living, Inc.* 53,916
4,399 Cardinal Health, Inc. 443,419
431 Castle Biosciences, Inc.* 9,301
3,574 Cencora, Inc. 734,028
10,064 Centene Corp.* 746,849
322 Chemed Corp. 188,289
5,279 Cigna Group (The) 1,580,797
5,028 Community Health Systems, Inc.* 15,738
483 CorVel Corp.* 119,402
1,732 Cross Country Healthcare, Inc.* 39,212
23,459 CVS Health Corp. 1,852,323
2,342 DaVita, Inc.* 245,348
3,100 Elevance Health, Inc. 1,461,836
4,542 Encompass Health Corp. 303,042
1,271 Enhabit, Inc.* 13,155
1,449 Ensign Group, Inc. (The) 162,592
790 Fulgent Genetics, Inc.* 22,839
2,464 HCA Healthcare, Inc. 666,955
3,463 HealthEquity, Inc.* 229,597
3,487 Henry Schein, Inc.* 264,001
1,678 Humana, Inc. 768,205
1,529 InfuSystem Holdings, Inc.* 16,116
2,171 Laboratory Corp. of America Holdings 493,447
1,641 McKesson Corp. 759,750
864 ModivCare, Inc.* 38,007
1,451 Molina Healthcare, Inc.* 524,261
575 National HealthCare Corp. 53,141
819 National Research Corp. 32,400
4,300 NeoGenomics, Inc.* 69,574
10,235 OPKO Health, Inc.* 15,455
6,542 Option Care Health, Inc.* 220,400

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
December 31, 2023
14
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Health Care Providers & Services, continued
5,824 Owens & Minor, Inc.* $ 112,228
4,988 Patterson Cos., Inc. 141,909
5,162 Pediatrix Medical Group, Inc.* 48,007
792 Pennant Group, Inc. (The)* 11,025
629 PetIQ, Inc.* 12,423
5,181 Premier, Inc., Class A 115,847
1,933 Privia Health Group, Inc.* 44,517
861 Progyny, Inc.* 32,012
2,620 Quest Diagnostics, Inc. 361,246
3,100 R1 RCM, Inc.* 32,767
2,720 RadNet, Inc.* 94,574
5,624 Select Medical Holdings Corp. 132,164
585 Surgery Partners, Inc.* 18,714
5,594 Tenet Healthcare Corp.* 422,739
12,174 UnitedHealth Group, Inc. 6,409,246
2,937 Universal Health Services, Inc., Class B 447,716
542 US Physical Therapy, Inc. 50,482
21,426,505
Health Care Technology (0.1%):
8,941 American Well Corp., Class A* 13,322
2,856 Certara, Inc.* 50,237
339 Computer Programs and Systems, Inc.* 3,797
3,003 Definitive Healthcare Corp.* 29,850
3,607 Doximity, Inc., Class A* 101,140
1,873 Evolent Health, Inc., Class A* 61,865
3,097 GoodRx Holdings, Inc., Class A* 20,750
1,056 Health Catalyst, Inc.* 9,779
1,357 HealthStream, Inc. 36,680
3,015 Schrodinger, Inc.* 107,937
394 Simulations Plus, Inc. 17,631
5,070 Teladoc Health, Inc.* 109,258
1,211 Veeva Systems, Inc., Class A* 233,142
4,097 Veradigm, Inc.* 42,978
838,366
Hotels, Restaurants & Leisure (2.2%):
3,918 Airbnb, Inc., Class A* 533,397
10,832 Aramark 304,379
6 Biglari Holdings, Inc., Class A* 4,764
67 Biglari Holdings, Inc., Class B* 11,050
2,189 BJ's Restaurants, Inc.* 78,826
4,525 Bloomin' Brands, Inc. 127,379
308 Booking Holdings, Inc.* 1,092,544
1,059 Boyd Gaming Corp. 66,304
2,407 Brinker International, Inc.* 103,934
8,593 Caesars Entertainment, Inc.* 402,840
24,013 Carnival Corp.* 445,201
2,943 Carrols Restaurant Group, Inc. 23,191
2,527 Cheesecake Factory, Inc. (The) 88,470
433 Chipotle Mexican Grill, Inc.* 990,254
1,340 Choice Hotels International, Inc. 151,822
2,252 Churchill Downs, Inc. 303,862
429 Chuy's Holdings, Inc.* 16,401
1,219 Cracker Barrel Old Country Store, Inc. 93,961
3,109 Darden Restaurants, Inc. 510,809
1,810 Dave & Buster's Entertainment, Inc.* 97,468
1,239 Denny's Corp.* 13,480
362 Dine Brands Global, Inc. 17,973
681 Domino's Pizza, Inc. 280,729
Shares Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
5,907 DoorDash, Inc., Class A* $ 584,143
13,674 DraftKings, Inc.* 482,008
1,288 El Pollo Loco Holdings, Inc.* 11,360
2,986 Expedia Group, Inc.* 453,245
2,093 First Watch Restaurant Group, Inc.* 42,069
6,175 Hilton Grand Vacations, Inc.* 248,112
3,221 Hilton Worldwide Holdings, Inc. 586,512
1,098 Hyatt Hotels Corp., Class A 143,190
323 Jack in the Box, Inc. 26,366
3,372 Krispy Kreme, Inc. 50,883
2,177 Las Vegas Sands Corp. 107,130
3,371 Life Time Group Holdings, Inc.* 50,835
1,893 Light & Wonder, Inc.* 155,434
3,105 Marriott International, Inc., Class A 700,209
1,994 Marriott Vacations Worldwide Corp. 169,271
8,669 McDonald's Corp. 2,570,445
1,328 MGM Resorts International* 59,335
341 Nathan's Famous, Inc. 26,601
2,319 Norwegian Cruise Line Holdings, Ltd.* 46,473
1,497 Papa John's International, Inc. 114,116
2,176 Penn Entertainment, Inc.* 56,620
3,216 Planet Fitness, Inc., Class A* 234,768
9,227 Playa Hotels & Resorts NV* 79,814
763 Potbelly Corp.* 7,950
878 Red Robin Gourmet Burgers, Inc.* 10,949
4,589 Royal Caribbean Cruises, Ltd.* 594,230
1,834 SeaWorld Entertainment, Inc.* 96,890
1,202 Shake Shack, Inc., Class A* 89,092
3,662 Six Flags Entertainment Corp.* 91,843
13,662 Starbucks Corp. 1,311,689
7,074 Sweetgreen, Inc., Class A* 79,936
2,298 Texas Roadhouse, Inc. 280,885
2,060 Travel + Leisure Co. 80,525
1,455 Vail Resorts, Inc. 310,599
9,376 Wendy's Co. (The) 182,644
872 Wingstop, Inc. 223,738
4,146 Wyndham Hotels & Resorts, Inc. 333,380
1,374 Wynn Resorts, Ltd. 125,185
4,703 Yum! Brands, Inc. 614,494
17,192,006
Household Durables (1.1%):
906 Beazer Homes U.S.A., Inc.* 30,614
283 Cavco Industries, Inc.* 98,094
1,809 Century Communities, Inc. 164,872
5,883 D.R. Horton, Inc. 894,098
1,530 Ethan Allen Interiors, Inc. 48,838
431 Flexsteel Industries, Inc. 8,124
3,356 Garmin, Ltd. 431,380
2,761 GoPro, Inc., Class A* 9,581
1,329 Green Brick Partners, Inc.* 69,028
1,366 Helen of Troy, Ltd.* 165,026
500 Hooker Furnishings Corp. 13,040
1,698 Installed Building Products, Inc. 310,428
596 iRobot Corp.* 23,065
2,155 KB Home 134,601
2,550 La-Z-Boy, Inc. 94,146
7,316 Leggett & Platt, Inc. 191,460
3,171 Lennar Corp., Class A 472,606
119 Lennar Corp., Class B 15,952

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
December 31, 2023
15
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Household Durables, continued
1,327 LGI Homes, Inc.* $ 176,703
1,017 Lifetime Brands, Inc. 6,824
1,420 M/I Homes, Inc.* 195,591
4,042 MDC Holdings, Inc. 223,321
1,004 Meritage Homes Corp. 174,897
2,694 Mohawk Industries, Inc.* 278,829
10,746 Newell Brands, Inc. 93,275
102 NVR, Inc.* 714,046
9,630 PulteGroup, Inc. 994,009
7,911 Purple Innovation, Inc. 8,148
503 SharkNinja, Inc. 25,739
2,434 Skyline Champion Corp.* 180,749
2,407 Sonos, Inc.* 41,256
5,909 Taylor Morrison Home Corp.* 315,245
6,232 Tempur Sealy International, Inc. 317,645
2,183 Toll Brothers, Inc. 224,391
1,110 TopBuild Corp.* 415,429
5,751 Tri Pointe Homes, Inc.* 203,585
320 Universal Electronics, Inc.* 3,005
3,376 Vizio Holding Corp., Class A* 25,995
1,621 VOXX International Corp.* 17,312
1,903 Whirlpool Corp. 231,728
1,732 Worthington Enterprises, Inc. 99,677
8,142,352
Household Products (1.0%):
6,948 BJ's Wholesale Club Holdings, Inc.* 463,154
1,863 Central Garden & Pet Co., Class A* 82,046
3,717 Church & Dwight Co., Inc. 351,480
1,597 Clorox Co. (The) 227,716
9,181 Colgate-Palmolive Co. 731,817
1,918 Energizer Holdings, Inc. 60,762
5,408 Kimberly-Clark Corp. 657,126
333 Oil-Dri Corp. of America 22,338
31,083 Procter & Gamble Co. (The) 4,554,903
4,384 Reynolds Consumer Products, Inc. 117,667
2,338 Spectrum Brands Holdings, Inc. 186,502
626 WD-40 Co. 149,658
7,605,169
Independent Power and Renewable Electricity Producers
(0.2%):
12,230 AES Corp. (The) 235,428
3,258 Brookfield Renewable Corp., Class A 93,798
1,323 Clearway Energy, Inc., Class A 33,842
3,836 Clearway Energy, Inc., Class C 105,221
1,138 Ormat Technologies, Inc. 86,249
6,557 Sunnova Energy International, Inc.*^ 99,994
18,390 Vistra Corp. 708,383
1,362,915
Industrial Conglomerates (0.6%):
12,143 3M Co. 1,327,473
5,892 General Electric Co. 751,996
10,399 Honeywell International, Inc. 2,180,774
4,260,243
Insurance (2.9%):
8,625 Aflac, Inc. 711,563
5,175 Allstate Corp. (The) 724,397
Shares Value
Common Stocks, continued
Insurance, continued
2,897 Ambac Financial Group, Inc.* $ 47,743
5,969 American Equity Investment Life Holding Co.* 333,070
2,248 American Financial Group, Inc. 267,265
13,339 American International Group, Inc. 903,717
745 AMERISAFE, Inc. 34,851
2,678 Aon plc, Class A 779,352
8,002 Arch Capital Group, Ltd.* 594,309
2,177 Arthur J. Gallagher & Co. 489,564
1,480 Assurant, Inc. 249,365
1,625 Assured Guaranty, Ltd. 121,599
4,771 Axis Capital Holdings, Ltd. 264,170
3,813 Brighthouse Financial, Inc.* 201,784
6,595 Brown & Brown, Inc. 468,970
3,450 BRP Group, Inc., Class A* 82,869
5,451 Chubb, Ltd. 1,231,926
3,632 Cincinnati Financial Corp. 375,767
2,176 Citizens, Inc.* 5,853
895 Crawford & Co., Class A 11,796
2,354 Crawford & Co., Class B 30,790
1,631 Donegal Group, Inc., Class A 22,818
800 eHealth, Inc.* 6,976
1,977 Employers Holdings, Inc. 77,894
447 Enstar Group, Ltd.* 131,574
398 Erie Indemnity Co., Class A 133,298
621 Everest Group, Ltd. 219,573
419 F&G Annuities & Life, Inc. 19,274
7,852 Fidelity National Financial, Inc. 400,609
3,923 First American Financial Corp. 252,798
27,784 Genworth Financial, Inc.* 185,597
4,859 Globe Life, Inc. 591,437
318 Goosehead Insurance, Inc., Class A* 24,104
2,383 Greenlight Capital Re, Ltd., Class A* 27,214
769 Hanover Insurance Group, Inc. (The) 93,372
12,462 Hartford Financial Services Group, Inc. (The) 1,001,696
397 HCI Group, Inc. 34,698
387 Heritage Insurance Holdings, Inc.* 2,523
1,991 Horace Mann Educators Corp. 65,106
153 Investors Title Co. 24,807
1,185 James River Group Holdings, Ltd. 10,949
3,603 Kemper Corp. 175,358
381 Kinsale Capital Group, Inc. 127,601
2,749 Lincoln National Corp. 74,141
5,378 Loews Corp. 374,255
5,556 Maiden Holdings, Ltd.* 12,723
182 Markel Group, Inc.* 258,422
7,633 Marsh & McLennan Cos., Inc. 1,446,225
2,590 Mercury General Corp. 96,633
7,939 MetLife, Inc. 525,006
162 National Western Life Group, Inc., Class A 78,249
10,590 Old Republic International Corp. 311,346
5,300 Oscar Health, Inc., Class A* 48,495
400 Palomar Holdings, Inc.* 22,200
1,239 Primerica, Inc. 254,937
6,299 Principal Financial Group, Inc. 495,542
3,052 ProAssurance Corp. 42,087
5,063 Progressive Corp. (The) 806,435
8,892 Prudential Financial, Inc. 922,189
2,391 Reinsurance Group of America, Inc. 386,816
1,983 RenaissanceRe Holdings, Ltd. 388,668

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
December 31, 2023
16
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Insurance, continued
2,055 RLI Corp. $ 273,562
825 Safety Insurance Group, Inc. 62,692
1,725 Selective Insurance Group, Inc. 171,603
5,145 SiriusPoint, Ltd.* 59,682
1,878 Stewart Information Services Corp. 110,333
1,767 Tiptree, Inc. 33,502
8,582 Travelers Cos., Inc. (The) 1,634,785
1,346 Trupanion, Inc.* 41,066
728 United Fire Group, Inc. 14,647
1,869 Universal Insurance Holdings, Inc. 29,867
8,051 Unum Group 364,066
6,126 W R Berkley Corp. 433,231
145 White Mountains Insurance Group, Ltd. 218,226
1,947 Willis Towers Watson plc 469,616
22,021,243
Interactive Media & Services (4.0%):
69,897 Alphabet, Inc., Class A* 9,763,912
62,756 Alphabet, Inc., Class C* 8,844,203
5,394 Bumble, Inc., Class A* 79,508
5,023 Cargurus, Inc.* 121,356
1,955 Cars.com, Inc.* 37,086
2,881 DHI Group, Inc.* 7,462
4,788 Match Group, Inc.* 174,762
28,978 Meta Platforms, Inc., Class A* 10,257,053
8,734 Pinterest, Inc., Class A* 323,507
1,563 QuinStreet, Inc.* 20,038
764 Shutterstock, Inc. 36,886
23,897 Snap, Inc., Class A* 404,576
1,344 Travelzoo* 12,808
5,311 TripAdvisor, Inc.* 114,346
2,857 TrueCar, Inc.* 9,885
4,440 Vimeo, Inc.* 17,405
2,324 Yelp, Inc.* 110,018
664 Zedge, Inc., Class B* 1,560
1,918 Ziff Davis, Inc.* 128,870
16,022 ZoomInfo Technologies, Inc.* 296,247
30,761,488
IT Services (1.5%):
10,269 Accenture plc, Class A 3,603,495
3,558 Akamai Technologies, Inc.* 421,089
2,838 Amdocs, Ltd. 249,432
1,701 Cloudflare, Inc., Class A* 141,625
10,543 Cognizant Technology Solutions Corp., Class A 796,313
3,181 DigitalOcean Holdings, Inc.* 116,711
11,221 DXC Technology Co.* 256,624
2,160 Edgio, Inc.* 740
1,215 EPAM Systems, Inc.* 361,268
4,318 Fastly, Inc., Class A* 76,861
1,645 Gartner, Inc.* 742,076
585 Globant SA* 139,218
2,640 GoDaddy, Inc., Class A* 280,263
2,548 Grid Dynamics Holdings, Inc.* 33,965
1,357 Hackett Group, Inc. (The) 30,899
16,252 International Business Machines Corp. 2,658,015
12,162 Kyndryl Holdings, Inc.* 252,726
603 MongoDB, Inc.* 246,537
2,093 Okta, Inc.* 189,479
1,698 Perficient, Inc.* 111,762
Shares Value
Common Stocks, continued
IT Services, continued
1,687 Snowflake, Inc., Class A* $ 335,713
3,945 Twilio, Inc., Class A* 299,307
2,221 Unisys Corp.* 12,482
1,690 VeriSign, Inc.* 348,072
11,704,672
Leisure Products (0.2%):
2,948 Acushnet Holdings Corp. 186,225
895 American Outdoor Brands, Inc.* 7,518
2,517 Brunswick Corp. 243,520
2,100 Clarus Corp. 14,479
658 Escalade, Inc. 13,219
1,267 Funko, Inc., Class A* 9,794
5,388 Hasbro, Inc. 275,111
303 Johnson Outdoors, Inc., Class A 16,186
931 Malibu Boats, Inc., Class A* 51,037
662 Marine Products Corp. 7,547
451 MasterCraft Boat Holdings, Inc.* 10,211
15,729 Mattel, Inc.* 296,964
3,127 Polaris, Inc. 296,346
1,410 Smith & Wesson Brands, Inc. 19,120
6,367 Topgolf Callaway Brands Corp.* 91,303
3,865 Vista Outdoor, Inc.* 114,288
3,466 YETI Holdings, Inc.* 179,469
1,832,337
Life Sciences Tools & Services (1.2%):
237 10X Genomics, Inc., Class A* 13,263
6,251 Adaptive Biotechnologies Corp.* 30,630
4,401 Agilent Technologies, Inc. 611,871
12,880 Avantor, Inc.* 294,050
599 Azenta, Inc.* 39,019
1,634 BioLife Solutions, Inc.* 26,553
456 Bio-Rad Laboratories, Inc., Class A* 147,238
2,351 Bio-Techne Corp. 181,403
4,004 Bruker Corp. 294,214
2,120 Charles River Laboratories International, Inc.* 501,168
2,030 CryoPort, Inc.* 31,445
6,435 Danaher Corp. 1,488,673
2,171 Fortrea Holdings, Inc.* 75,768
1,979 Harvard Bioscience, Inc.* 10,588
55 Illumina, Inc.* 7,658
3,070 IQVIA Holdings, Inc.* 710,337
4,035 Maravai LifeSciences Holdings, Inc., Class A* 26,429
931 Medpace Holdings, Inc.* 285,379
125 Mesa Laboratories, Inc. 13,096
361 Mettler-Toledo International, Inc.* 437,879
1,666 OmniAb, Inc.* 10,279
10,633 Pacific Biosciences of California, Inc.* 104,310
453 Quanterix Corp.* 12,385
1,140 Repligen Corp.* 204,972
1,101 Revvity, Inc. 120,350
9,819 Sotera Health Co.* 165,450
4,279 Thermo Fisher Scientific, Inc. 2,271,250
1,395 Waters Corp.* 459,276
903 West Pharmaceutical Services, Inc. 317,964
8,892,897
Machinery (2.7%):
7,267 3D Systems Corp.* 46,145

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
December 31, 2023
17
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Machinery, continued
4,421 AGCO Corp. $ 536,754
228 Alamo Group, Inc. 47,923
1,371 Albany International Corp. 134,660
5,503 Allison Transmission Holdings, Inc. 319,999
1,618 Astec Industries, Inc. 60,190
2,323 Barnes Group, Inc. 75,799
837 Blue Bird Corp.* 22,566
9,372 Caterpillar, Inc. 2,771,019
1,245 Chart Industries, Inc.* 169,731
1,531 Columbus McKinnon Corp. 59,740
707 Commercial Vehicle Group, Inc.* 4,956
1,637 Crane Co. 193,395
3,715 Cummins, Inc. 890,003
4,416 Deere & Co. 1,765,826
4,583 Donaldson Co., Inc. 299,499
471 Douglas Dynamics, Inc. 13,979
3,353 Dover Corp. 515,725
475 Energy Recovery, Inc.* 8,949
1,250 Enerpac Tool Group Corp. 38,862
453 Enpro, Inc. 71,003
2,189 Esab Corp. 189,611
372 ESCO Technologies, Inc. 43,535
2,677 Federal Signal Corp. 205,433
4,041 Flowserve Corp. 166,570
6,755 Fortive Corp. 497,371
1,334 Franklin Electric Co., Inc. 128,931
10,083 Gates Industrial Corp. plc* 135,314
889 Gencor Industries, Inc.* 14,348
606 Gorman-Rupp Co. (The) 21,531
3,035 Graco, Inc. 263,317
2,100 Greenbrier Cos., Inc. (The) 92,778
650 Helios Technologies, Inc. 29,477
2,088 Hillenbrand, Inc. 99,911
490 Hurco Cos., Inc. 10,550
896 Hyster-Yale Materials Handling, Inc. 55,722
1,133 IDEX Corp. 245,986
4,769 Illinois Tool Works, Inc. 1,249,192
7,332 Ingersoll Rand, Inc. 567,057
3,288 ITT, Inc. 392,324
757 John Bean Technologies Corp. 75,284
528 Kadant, Inc. 148,004
4,685 Kennametal, Inc. 120,826
787 L.B. Foster Co., Class A* 17,306
2,617 Lincoln Electric Holdings, Inc. 569,093
221 Lindsay Corp. 28,544
1,300 Luxfer Holdings plc 11,622
1,213 Manitex International, Inc.* 10,602
2,529 Manitowoc Co., Inc. (The)* 42,209
2,181 Middleby Corp. (The)* 320,978
6,705 Mueller Industries, Inc. 316,141
8,698 Mueller Water Products, Inc., Class A 125,251
1,258 NN, Inc.* 5,032
1,023 Nordson Corp. 270,236
158 Omega Flex, Inc. 11,141
1,463 Oshkosh Corp. 158,604
7,012 Otis Worldwide Corp. 627,364
8,160 PACCAR, Inc. 796,824
1,285 Parker-Hannifin Corp. 591,999
1,058 Park-Ohio Holdings Corp. 28,524
Shares Value
Common Stocks, continued
Machinery, continued
7,169 Pentair plc $ 521,258
1,666 Proto Labs, Inc.* 64,907
440 RBC Bearings, Inc.* 125,352
3,787 REV Group, Inc. 68,810
612 Shyft Group, Inc. (The) 7,479
745 Snap-on, Inc. 215,186
1,832 SPX Technologies, Inc.* 185,050
340 Standex International Corp. 53,849
3,618 Stanley Black & Decker, Inc. 354,926
1,047 Symbotic, Inc.* 53,742
537 Tennant Co. 49,775
3,718 Terex Corp. 213,636
2,371 Timken Co. (The) 190,036
3,046 Titan International, Inc.* 45,324
2,821 Toro Co. (The) 270,788
4,719 Trinity Industries, Inc. 125,478
1,510 Wabash National Corp. 38,686
615 Watts Water Technologies, Inc., Class A 128,129
4,037 Westinghouse Air Brake Technologies Corp. 512,295
4,382 Xylem, Inc. 501,125
20,457,096
Marine Transportation (0.1%):
3,979 Costamare, Inc. 41,421
1,219 Eagle Bulk Shipping, Inc.^ 67,533
1,300 Genco Shipping & Trading, Ltd. 21,567
2,793 Kirby Corp.* 219,195
2,141 Matson, Inc. 234,653
584,369
Media (1.3%):
17,563 Altice U.S.A., Inc., Class A* 57,080
1,413 AMC Networks, Inc., Class A* 26,550
1,200 Boston Omaha Corp., Class A* 18,876
383 Cable One, Inc. 213,174
2,661 Charter Communications, Inc., Class A* 1,034,277
88,422 Comcast Corp., Class A 3,877,305
147 comScore, Inc.* 2,455
367 DallasNews Corp. 1,567
12,719 DISH Network Corp., Class A* 73,389
4,792 Entravision Communications Corp., Class A 19,983
2,931 EW Scripps Co. (The), Class A* 23,419
6,228 Fox Corp., Class A 184,785
5,999 Fox Corp., Class B 165,872
7,573 Gannett Co, Inc.* 17,418
7,897 Gray Television, Inc. 70,757
2,014 Integral Ad Science Holding Corp.* 28,981
14,602 Interpublic Group of Cos., Inc. (The) 476,609
1,162 John Wiley & Sons, Inc., Class A 36,882
192 John Wiley & Sons, Inc., Class B 6,175
334 Liberty Broadband Corp., Class A* 26,934
3,041 Liberty Broadband Corp., Class C* 245,074
4,454 Liberty Media Corp.-Liberty SiriusXM, Class A* 128,008
9,922 Liberty Media Corp.-Liberty SiriusXM, Class C* 285,555
8,352 Magnite, Inc.* 78,008
131 Marchex, Inc., Class B* 178
5,563 New York Times Co. (The), Class A 272,531
8,473 News Corp., Class A 208,012
3,669 News Corp., Class B 94,367
2,122 Nexstar Media Group, Inc. 332,623

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
December 31, 2023
18
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Media, continued
6,836 Omnicom Group, Inc. $ 591,382
445 Paramount Global, Class A^ 8,749
16,169 Paramount Global, Class B 239,139
1,353 Scholastic Corp. 51,008
1,768 Sinclair, Inc. 23,037
26,359 Sirius XM Holdings, Inc.^ 144,184
7,339 Stagwell, Inc.* 48,658
1,890 TechTarget, Inc.* 65,885
7,839 TEGNA, Inc. 119,937
1,103 Thryv Holdings, Inc.* 22,446
3,857 Trade Desk, Inc. (The), Class A* 277,550
5,104 WideOpenWest, Inc.* 20,671
9,619,490
Metals & Mining (1.1%):
6,731 Alcoa Corp. 228,854
895 Alpha Metallurgical Resources, Inc. 303,333
799 Ampco-Pittsburgh Corp.* 2,181
1,204 Arch Resources, Inc. 199,792
759 Ascent Industries Co.* 7,256
5,393 ATI, Inc.* 245,220
1,638 Carpenter Technology Corp. 115,970
7,172 Century Aluminum Co.* 87,068
20,801 Cleveland-Cliffs, Inc.* 424,756
18,225 Coeur Mining, Inc.* 59,414
6,436 Commercial Metals Co. 322,058
2,118 Compass Minerals International, Inc. 53,628
13,361 Ferroglobe plc* 86,980
841 Fortitude Gold Corp. 5,012
18,894 Freeport-McMoRan, Inc. 804,318
943 Haynes International, Inc. 53,798
22,580 Hecla Mining Co. 108,610
151 Kaiser Aluminum Corp. 10,750
1,111 Materion Corp. 144,574
1,230 McEwen Mining, Inc.* 8,868
8,393 MP Materials Corp.* 166,601
17,807 Newmont Corp. 737,032
6,812 Nucor Corp. 1,185,561
700 Olympic Steel, Inc. 46,690
1,459 Reliance Steel & Aluminum Co. 408,053
2,355 Royal Gold, Inc. 284,861
2,617 Ryerson Holding Corp. 90,758
1,365 Schnitzer Steel Industries, Inc. 41,168
1,238 Southern Copper Corp. 106,555
8,979 Steel Dynamics, Inc. 1,060,420
3,673 SunCoke Energy, Inc. 39,448
2,052 TimkenSteel Corp.* 48,119
1,070 Tredegar Corp. 5,789
10,745 United States Steel Corp. 522,744
548 Universal Stainless & Alloy Products, Inc.* 11,004
1,489 Warrior Met Coal, Inc. 90,784
1,732 Worthington Steel, Inc.* 48,669
8,166,696
Multi-Utilities (0.5%):
4,123 Ameren Corp. 298,258
3,250 Avista Corp. 116,155
2,734 Black Hills Corp. 147,499
9,408 CenterPoint Energy, Inc. 268,786
4,750 CMS Energy Corp. 275,832
Shares Value
Common Stocks, continued
Multi-Utilities, continued
3,188 Consolidated Edison, Inc. $ 290,012
10,298 Dominion Energy, Inc. 484,006
3,622 DTE Energy Co. 399,362
8,905 NiSource, Inc. 236,428
2,336 Northwestern Energy Group, Inc. 118,879
7,674 Public Service Enterprise Group, Inc. 469,265
8,194 Sempra 612,338
305 Unitil Corp. 16,034
4,881 WEC Energy Group, Inc. 410,834
4,143,688
Oil, Gas & Consumable Fuels (5.5%):
332 Adams Resources & Energy, Inc. 8,692
21,050 Antero Midstream Corp. 263,756
21,868 Antero Resources Corp.* 495,966
4,071 APA Corp. 146,067
1,287 Ardmore Shipping Corp. 18,134
6,491 Berry Corp. 45,632
2,994 California Resources Corp. 163,712
4,374 Callon Petroleum Co.* 141,718
600 Centrus Energy Corp., Class A* 32,646
4,619 Cheniere Energy, Inc. 788,509
4,080 Chesapeake Energy Corp. 313,915
32,283 Chevron Corp. 4,815,332
369 Chord Energy Corp. 61,339
1,953 Civitas Resources, Inc. 133,546
7,534 Clean Energy Fuels Corp.* 28,855
9,676 CNX Resources Corp.* 193,520
19,166 Comstock Resources, Inc. 169,619
26,354 ConocoPhillips 3,058,909
2,466 CONSOL Energy, Inc. 247,907
32,341 Coterra Energy, Inc. 825,342
5,103 CVR Energy, Inc. 154,621
4,489 Delek US Holdings, Inc. 115,816
29,134 Devon Energy Corp. 1,319,770
8,048 DHT Holdings, Inc. 78,951
6,912 Diamondback Energy, Inc. 1,071,913
1,758 Dorian LPG, Ltd. 77,123
4,645 DT Midstream, Inc. 254,546
25,752 EnLink Midstream LLC 313,144
13,416 EOG Resources, Inc. 1,622,665
9,674 EQT Corp. 373,997
7,111 Equitrans Midstream Corp. 72,390
91,947 Exxon Mobil Corp. 9,192,861
3,222 FutureFuel Corp. 19,590
3,367 Green Plains, Inc.* 84,916
845 Gulfport Energy Corp.* 112,554
4,597 Hess Corp. 662,704
11,760 HF Sinclair Corp. 653,503
2,789 International Seaways, Inc. 126,844
37,129 Kinder Morgan, Inc. 654,956
25,708 Kosmos Energy, Ltd.* 172,501
11,453 Magnolia Oil & Gas Corp., Class A 243,834
13,453 Marathon Oil Corp. 325,024
11,575 Marathon Petroleum Corp. 1,717,267
6,327 Matador Resources Co. 359,753
9,770 Murphy Oil Corp. 416,788
4,420 New Fortress Energy, Inc. 166,767
4,784 Nordic American Tankers, Ltd. 20,093
20,493 Occidental Petroleum Corp. 1,223,637

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
December 31, 2023
19
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
13,425 ONEOK, Inc. $ 942,703
13,581 Ovintiv, Inc. 596,478
4,750 Par Pacific Holdings, Inc.* 172,758
8,584 PBF Energy, Inc., Class A 377,353
7,799 Peabody Energy Corp. 189,672
6,243 Permian Resources Corp. 84,905
10,501 Phillips 66 1,398,103
1,401 PHX Minerals, Inc. 4,511
4,857 Pioneer Natural Resources Co. 1,092,242
6 PrimeEnergy Resources Corp.* 638
17,722 Range Resources Corp. 539,458
1,122 REX American Resources Corp.* 53,071
3,060 Scorpio Tankers, Inc. 186,048
4,935 SFL Corp., Ltd. 55,667
820 SilverBow Resources, Inc.* 23,846
1,508 Sitio Royalties Corp., Class A 35,453
7,642 SM Energy Co. 295,898
42,492 Southwestern Energy Co.* 278,323
3,310 Talos Energy, Inc.* 47,101
2,420 Targa Resources Corp. 210,225
6,407 Teekay Corp.* 45,810
1,031 Teekay Tankers, Ltd., Class A 51,519
101 Texas Pacific Land Corp. 158,817
10,006 Valero Energy Corp. 1,300,780
609 Vital Energy, Inc.* 27,703
622 Vitesse Energy, Inc. 13,616
9,330 W&T Offshore, Inc. 30,416
24,490 Williams Cos., Inc. (The) 852,987
3,599 World Kinect Corp. 81,985
42,709,730
Paper & Forest Products (0.1%):
545 Clearwater Paper Corp.* 19,685
2,520 Glatfelter Corp.* 4,889
4,555 Louisiana-Pacific Corp. 322,631
3,875 Mercer International, Inc. 36,735
2,050 Sylvamo Corp. 100,675
484,615
Passenger Airlines (0.4%):
5,767 Alaska Air Group, Inc.* 225,317
639 Allegiant Travel Co. 52,788
14,564 American Airlines Group, Inc.* 200,109
1,569 Copa Holdings SA, Class A 166,800
30,124 Delta Air Lines, Inc. 1,211,889
2,340 Frontier Group Holdings, Inc.* 12,776
1,057 Hawaiian Holdings, Inc.* 15,009
15,406 JetBlue Airways Corp.* 85,503
1,602 SkyWest, Inc.* 83,624
13,635 Southwest Airlines Co. 393,779
2,445 Spirit Airlines, Inc. 40,074
16,149 United Airlines Holdings, Inc.* 666,308
3,153,976
Personal Care Products (0.3%):
4,436 BellRing Brands, Inc.* 245,888
31,189 Coty, Inc., Class A* 387,367
2,944 Edgewell Personal Care Co. 107,839
1,926 elf Beauty, Inc.* 277,999
2,533 Estee Lauder Cos., Inc. (The) 370,451
Shares Value
Common Stocks, continued
Personal Care Products, continued
2,298 Herbalife, Ltd.* $ 35,067
1,161 Inter Parfums, Inc. 167,196
31,453 Kenvue, Inc. 677,183
654 Medifast, Inc. 43,962
1,236 Nature's Sunshine Products, Inc.* 21,370
1,616 Nu Skin Enterprises, Inc., Class A 31,383
340 United-Guardian, Inc. 2,448
645 USANA Health Sciences, Inc.* 34,572
2,402,725
Pharmaceuticals (2.9%):
2,030 Aclaris Therapeutics, Inc.* 2,131
2,003 Amphastar Pharmaceuticals, Inc.* 123,886
900 ANI Pharmaceuticals, Inc.* 49,626
300 Arvinas, Inc.* 12,348
379 Assertio Holdings, Inc.* 406
40,413 Bristol-Myers Squibb Co. 2,073,591
4,717 Catalent, Inc.* 211,935
1,180 Collegium Pharmaceutical, Inc.* 36,320
4,216 Corcept Therapeutics, Inc.* 136,936
1,468 Cumberland Pharmaceuticals, Inc.* 2,554
1,054 Cymabay Therapeutics, Inc.* 24,895
20,711 Elanco Animal Health, Inc.* 308,594
10,454 Eli Lilly & Co. 6,093,846
2,317 Harmony Biosciences Holdings, Inc.* 74,839
3,292 Innoviva, Inc.* 52,804
2,090 Jazz Pharmaceuticals plc* 257,070
38,148 Johnson & Johnson 5,979,317
640 Ligand Pharmaceuticals, Inc.* 45,709
22,684 Merck & Co., Inc. 2,473,010
3,567 Nektar Therapeutics* 2,015
9,608 Organon & Co. 138,547
1,467 Pacira BioSciences, Inc.* 49,497
5,568 Perrigo Co. plc 179,178
68,431 Pfizer, Inc. 1,970,128
793 Phibro Animal Health Corp., Class A 9,183
1,580 Prestige Consumer Healthcare, Inc.* 96,728
8,865 Royalty Pharma plc, Class A 249,018
2,134 SIGA Technologies, Inc. 11,950
3,089 Supernus Pharmaceuticals, Inc.* 89,396
923 Taro Pharmaceutical Industries, Ltd.* 38,563
14,776 Viatris, Inc. 160,024
7,254 Zoetis, Inc. 1,431,722
22,385,766
Professional Services (1.4%):
11,903 Alight, Inc., Class A* 101,533
1,184 ASGN, Inc.* 113,865
6,826 Automatic Data Processing, Inc. 1,590,253
494 Barrett Business Services, Inc. 57,205
3,527 Booz Allen Hamilton Holding Corp. 451,139
2,630 Broadridge Financial Solutions, Inc. 541,123
469 CACI International, Inc., Class A* 151,890
2,664 CBIZ, Inc.* 166,740
3,153 Ceridian HCM Holding, Inc.* 211,629
2,143 Clarivate plc* 19,844
2,464 Concentrix Corp. 241,989
6,347 Conduent, Inc.* 23,167
456 CRA International, Inc. 45,076
1,011 CSG Systems International, Inc. 53,795

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
December 31, 2023
20
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Professional Services, continued
10,835 Dun & Bradstreet Holdings, Inc. $ 126,770
2,013 Equifax, Inc. 497,795
1,590 ExlService Holdings, Inc.* 49,052
715 Exponent, Inc. 62,949
5,623 First Advantage Corp. 93,173
825 Forrester Research, Inc.* 22,118
723 FTI Consulting, Inc.* 143,985
4,350 Genpact, Ltd. 150,989
421 Heidrick & Struggles International, Inc. 12,432
660 Huron Consulting Group, Inc.* 67,848
800 ICF International, Inc. 107,272
614 Insperity, Inc. 71,973
2,389 Jacobs Solutions, Inc. 310,092
5,145 KBR, Inc. 285,084
1,042 Kelly Services, Inc., Class A 22,528
1,395 Kforce, Inc. 94,246
1,797 Korn Ferry 106,652
2,680 Leidos Holdings, Inc. 290,083
1,891 ManpowerGroup, Inc. 150,278
1,840 Maximus, Inc. 154,302
659 Mistras Group, Inc.* 4,824
841 NV5 Global, Inc.* 93,452
4,159 Parsons Corp.* 260,811
5,463 Paychex, Inc. 650,698
917 Paycom Software, Inc. 189,562
713 Paylocity Holding Corp.* 117,538
2,125 Resources Connection, Inc. 30,111
5,278 Robert Half, Inc. 464,042
1,300 Science Applications International Corp. 161,616
5,970 SS&C Technologies Holdings, Inc. 364,827
4,296 TransUnion 295,178
1,196 TriNet Group, Inc.* 142,240
1,029 TrueBlue, Inc.* 15,785
2,127 TTEC Holdings, Inc. 46,092
3,340 Verisk Analytics, Inc. 797,792
7,657 Verra Mobility Corp.* 176,341
633 Willdan Group, Inc.* 13,610
10,413,388
Real Estate Management & Development (0.3%):
3,814 Anywhere Real Estate, Inc.* 30,932
5,596 CBRE Group, Inc., Class A* 520,932
6,525 CoStar Group, Inc.* 570,220
15,717 Cushman & Wakefield plc* 169,744
1,626 Douglas Elliman, Inc. 4,797
1,163 eXp World Holdings, Inc. 18,050
2,407 Forestar Group, Inc.* 79,600
232 FRP Holdings, Inc.* 14,588
1,569 Howard Hughes Holdings, Inc.* 134,228
1,776 Jones Lang LaSalle, Inc.* 335,433
7,959 Kennedy-Wilson Holdings, Inc. 98,532
2,533 Marcus & Millichap, Inc. 110,641
10,029 Newmark Group, Inc., Class A 109,918
997 Rafael Holdings, Inc., Class B* 1,825
910 RE/MAX Holdings, Inc. 12,130
357 RMR Group, Inc. (The), Class A 10,078
1,857 St Joe Co. (The) 111,754
1,447 Tejon Ranch Co.* 24,888
1,463 Zillow Group, Inc., Class A* 82,981
Shares Value
Common Stocks, continued
Real Estate Management & Development, continued
3,370 Zillow Group, Inc., Class C* $ 194,988
2,636,259
Semiconductors & Semiconductor Equipment (6.5%):
14,673 Advanced Micro Devices, Inc.* 2,162,947
5,662 Allegro MicroSystems, Inc.* 171,389
1,120 Alpha & Omega Semiconductor, Ltd.* 29,187
1,283 Ambarella, Inc.* 78,635
14,377 Amkor Technology, Inc. 478,323
6,337 Analog Devices, Inc. 1,258,275
12,999 Applied Materials, Inc. 2,106,748
1,575 Axcelis Technologies, Inc.* 204,262
1,701 AXT, Inc.* 4,082
7,438 Broadcom, Inc. 8,302,668
437 CEVA, Inc.* 9,924
2,615 Cirrus Logic, Inc.* 217,542
2,261 Cohu, Inc.* 80,017
1,551 Diodes, Inc.* 124,887
2,467 Enphase Energy, Inc.* 325,989
1,826 Entegris, Inc. 218,791
1,929 First Solar, Inc.* 332,328
3,423 FormFactor, Inc.* 142,773
448 GLOBALFOUNDRIES, Inc.* 27,149
1,314 GSI Technology, Inc.* 3,469
948 Ichor Holdings, Ltd.* 31,881
56,608 Intel Corp. 2,844,552
2,424 KLA Corp. 1,409,071
2,536 Kulicke & Soffa Industries, Inc. 138,770
2,359 Lam Research Corp. 1,847,710
2,460 Lattice Semiconductor Corp.* 169,715
2,876 MACOM Technology Solutions Holdings, Inc.* 267,324
8,442 Marvell Technology, Inc. 509,137
2,503 MaxLinear, Inc.* 59,496
9,258 Microchip Technology, Inc. 834,886
14,104 Micron Technology, Inc. 1,203,635
565 Monolithic Power Systems, Inc. 356,391
150 NVE Corp. 11,765
30,072 NVIDIA Corp. 14,892,256
4,591 NXP Semiconductors NV 1,054,461
8,995 ON Semiconductor Corp.* 751,352
2,020 Onto Innovation, Inc.* 308,858
1,438 PDF Solutions, Inc.* 46,217
2,358 Photronics, Inc.* 73,970
2,400 Power Integrations, Inc. 197,064
3,475 Qorvo, Inc.* 391,320
17,350 QUALCOMM, Inc. 2,509,331
3,254 Rambus, Inc.* 222,086
2,303 Semtech Corp.* 50,459
656 Silicon Laboratories, Inc.* 86,769
3,390 Skyworks Solutions, Inc. 381,104
1,050 SMART Global Holdings, Inc.* 19,877
744 SolarEdge Technologies, Inc.* 69,638
834 Synaptics, Inc.* 95,143
2,626 Teradyne, Inc. 284,974
12,837 Texas Instruments, Inc. 2,188,195
1,851 Ultra Clean Holdings, Inc.* 63,193
1,085 Universal Display Corp. 207,517
1,442 Veeco Instruments, Inc.* 44,745

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
December 31, 2023
21
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
2,493 Wolfspeed, Inc.* $ 108,470
50,010,717
Software (7.9%):
2,814 A10 Networks, Inc. 37,060
5,558 ACI Worldwide, Inc.* 170,075
4,656 Adeia, Inc. 57,688
4,154 Adobe, Inc.* 2,478,276
436 Agilysys, Inc.* 36,982
695 Alarm.com Holdings, Inc.* 44,911
583 Altair Engineering, Inc., Class A* 49,059
1,009 American Software, Inc., Class A 11,402
1,210 ANSYS, Inc.* 439,085
1,357 AppLovin Corp., Class A* 54,076
591 Aspen Technology, Inc.* 130,109
596 Atlassian Corp., Class A* 141,765
3,435 Autodesk, Inc.* 836,354
2,272 Aware, Inc.* 3,772
4,350 Bentley Systems, Inc., Class B 226,983
2,047 BILL Holdings, Inc.* 167,015
2,195 Blackbaud, Inc.* 190,306
4,589 Box, Inc., Class A* 117,524
3,115 Cadence Design Systems, Inc.* 848,433
6,884 CCC Intelligent Solutions Holdings, Inc.* 78,409
2,772 Cerence, Inc.* 54,498
1,830 Cognyte Software, Ltd.* 11,767
838 CommVault Systems, Inc.* 66,914
4,325 Confluent, Inc., Class A* 101,205
491 Consensus Cloud Solutions, Inc.* 12,869
1,921 Crowdstrike Holdings, Inc., Class A* 490,470
2,012 Datadog, Inc., Class A* 244,217
4,872 Digital Turbine, Inc.* 33,422
3,037 DocuSign, Inc.* 180,550
2,077 Dolby Laboratories, Inc., Class A 178,996
2,382 DoubleVerify Holdings, Inc.* 87,610
10,270 Dropbox, Inc., Class A* 302,760
3,423 Dynatrace, Inc.* 187,204
2,146 E2open Parent Holdings, Inc.* 9,421
1,380 Ebix, Inc.* 1,435
1,646 EngageSmart, Inc.* 37,693
1,707 Envestnet, Inc.* 84,531
429 Everbridge, Inc.* 10,429
237 Fair Isaac Corp.* 275,870
10,912 Fortinet, Inc.* 638,679
5,936 Freshworks, Inc., Class A* 139,437
19,639 Gen Digital, Inc. 448,162
1,056 Gitlab, Inc., Class A* 66,486
2,480 Guidewire Software, Inc.* 270,419
339 HubSpot, Inc.* 196,803
1,949 Informatica, Inc., Class A* 55,332
1,354 InterDigital, Inc. 146,963
2,540 Intuit, Inc. 1,587,576
3,554 Jamf Holding Corp.* 64,185
3,557 JFrog, Ltd.* 123,108
3,815 LiveRamp Holdings, Inc.* 144,512
1,701 Manhattan Associates, Inc.* 366,259
9,761 Matterport, Inc.* 26,257
96,878 Microsoft Corp. 36,430,003
4,817 N-able, Inc.* 63,825
9,235 NCR Voyix Corp.* 156,164
Shares Value
Common Stocks, continued
Software, continued
1,918 Nutanix, Inc., Class A* $ 91,469
3,994 Olo, Inc., Class A* 22,846
879 OneSpan, Inc.* 9,423
26,522 Oracle Corp. 2,796,214
35,970 Palantir Technologies, Inc., Class A* 617,605
3,528 Palo Alto Networks, Inc.* 1,040,337
5,963 PowerSchool Holdings, Inc.* 140,488
1,540 Procore Technologies, Inc.* 106,599
1,843 Progress Software Corp. 100,075
1,556 PTC, Inc.* 272,238
389 Q2 Holdings, Inc.* 16,886
482 Qualys, Inc.* 94,607
468 Roper Technologies, Inc. 255,140
8,975 Salesforce, Inc.* 2,361,681
1,627 Samsara, Inc., Class A* 54,309
1,200 Sapiens International Corp. NV 34,728
975 ServiceNow, Inc.* 688,828
5,655 SolarWinds Corp.* 70,631
3,127 Splunk, Inc.* 476,398
347 SPS Commerce, Inc.* 67,262
254 Synchronoss Technologies, Inc.* 1,577
1,411 Synopsys, Inc.* 726,538
3,307 Teradata Corp.* 143,888
627 Tyler Technologies, Inc.* 262,161
1,729 UiPath, Inc., Class A* 42,948
537 Unity Software, Inc.* 21,958
1,022 Verint Systems, Inc.* 27,625
1,088 Vertex, Inc., Class A* 29,311
1,378 Workday, Inc., Class A* 380,411
1,862 Xperi, Inc.* 20,519
2,885 Zoom Video Communications, Inc., Class A* 207,460
1,188 Zscaler, Inc.* 263,213
60,860,688
Specialty Retail (2.5%):
893 1-800-Flowers.com, Inc., Class A* 9,627
1,093 Aaron's Co., Inc. (The) 11,892
2,382 Abercrombie & Fitch Co.* 210,140
4,611 Academy Sports & Outdoors, Inc. 304,326
3,501 Advance Auto Parts, Inc. 213,666
10,666 American Eagle Outfitters, Inc. 225,693
200 America's Car-Mart, Inc.* 15,154
793 Asbury Automotive Group, Inc.* 178,401
2,911 AutoNation, Inc.* 437,174
34 AutoZone, Inc.* 87,911
3,164 Barnes & Noble Education, Inc.* 4,714
6,125 Bath & Body Works, Inc. 264,355
8,632 Best Buy Co., Inc. 675,713
1,432 Beyond, Inc.* 39,652
1,657 Big 5 Sporting Goods Corp. 10,505
969 Boot Barn Holdings, Inc.* 74,380
2,908 Buckle, Inc. (The) 138,188
583 Build-A-Bear Workshop, Inc. 13,403
1,747 Burlington Stores, Inc.* 339,757
2,280 Caleres, Inc. 70,064
3,853 CarMax, Inc.* 295,679
1,339 Carvana Co.* 70,887
1,987 Cato Corp. (The), Class A 14,187
1,979 Chewy, Inc., Class A* 46,764
7,822 Chico's FAS, Inc.* 59,291

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
December 31, 2023
22
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Specialty Retail, continued
501 Children's Place, Inc. (The)* $ 11,633
566 Citi Trends, Inc.* 16,006
1,572 Conn's, Inc.* 6,980
3,425 Designer Brands, Inc., Class A 30,311
3,630 Destination XL Group, Inc.* 15,972
2,689 Dick's Sporting Goods, Inc. 395,149
1,082 Five Below, Inc.* 230,639
3,446 Floor & Decor Holdings, Inc., Class A* 384,436
5,197 Foot Locker, Inc. 161,887
1,792 GameStop Corp., Class A*^ 31,414
20,327 Gap, Inc. (The) 425,038
435 Genesco, Inc.* 15,316
630 Group 1 Automotive, Inc. 191,986
2,846 Guess?, Inc. 65,629
583 Haverty Furniture Cos., Inc. 20,696
499 Hibbett, Inc. 35,938
12,590 Home Depot, Inc. (The) 4,363,065
1,642 Lands' End, Inc.* 15,698
7,985 Leslie's, Inc.* 55,176
1,340 Lithia Motors, Inc. 441,235
6,966 Lowe's Cos., Inc. 1,550,283
527 MarineMax, Inc.* 20,500
1,792 Monro, Inc. 52,577
451 Murphy U.S.A., Inc. 160,809
4,509 National Vision Holdings, Inc.* 94,373
2,592 ODP Corp. (The)* 145,930
731 O'Reilly Automotive, Inc.* 694,508
2,280 Penske Automotive Group, Inc. 365,963
11,500 Petco Health & Wellness Co., Inc.* 36,340
588 PetMed Express, Inc. 4,445
1,458 Revolve Group, Inc.* 24,174
58 RH* 16,906
6,984 Ross Stores, Inc. 966,516
6,562 Sally Beauty Holdings, Inc.* 87,143
1,200 Shoe Carnival, Inc. 36,252
2,488 Signet Jewelers, Ltd. 266,863
472 Sleep Number Corp.* 7,000
844 Sonic Automotive, Inc., Class A 47,441
1,606 Sportsman's Warehouse Holdings, Inc.* 6,842
4,730 Stitch Fix, Inc., Class A* 16,886
854 Tilly's, Inc., Class A* 6,439
18,326 TJX Cos., Inc. (The) 1,719,162
2,853 Tractor Supply Co. 613,481
1,249 Ulta Beauty, Inc.* 611,998
3,729 Upbound Group, Inc. 126,674
5,247 Urban Outfitters, Inc.* 187,265
2,580 Valvoline, Inc.* 96,956
4,115 Victoria's Secret & Co.* 109,212
2,246 Williams-Sonoma, Inc. 453,198
75 Winmark Corp. 31,316
729 Zumiez, Inc.* 14,828
19,298,007
Technology Hardware, Storage & Peripherals (5.3%):
190,201 Apple, Inc. 36,619,399
728 AstroNova, Inc.* 11,837
2,960 Corsair Gaming, Inc.* 41,736
5,212 Dell Technologies, Inc., Class C 398,718
31,513 Hewlett Packard Enterprise Co. 535,091
16,805 HP, Inc. 505,663
Shares Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals, continued
6,024 NetApp, Inc. $ 531,076
7,340 Pure Storage, Inc., Class A* 261,744
3,876 Seagate Technology Holdings plc 330,894
3,380 Stratasys, Ltd.* 48,266
2,962 Super Micro Computer, Inc.* 841,978
7,504 Western Digital Corp.* 392,985
8,831 Xerox Holdings Corp. 161,872
40,681,259
Textiles, Apparel & Luxury Goods (0.9%):
7,561 Capri Holdings, Ltd.* 379,865
2,487 Carter's, Inc. 186,251
2,680 Columbia Sportswear Co. 213,167
3,185 Crocs, Inc.* 297,511
810 Culp, Inc.* 4,690
484 Deckers Outdoor Corp.* 323,520
8,476 Figs, Inc., Class A* 58,908
1,494 Fossil Group, Inc.* 2,181
2,480 G-III Apparel Group, Ltd.* 84,270
16,912 Hanesbrands, Inc.* 75,428
2,195 Kontoor Brands, Inc. 137,012
5,738 Levi Strauss & Co., Class A 94,907
1,991 Lululemon Athletica, Inc.* 1,017,978
1,088 Movado Group, Inc. 32,803
14,735 NIKE, Inc., Class B 1,599,779
1,020 Oxford Industries, Inc. 102,000
3,089 PVH Corp. 377,229
2,424 Ralph Lauren Corp. 349,541
570 Rocky Brands, Inc. 17,203
5,568 Skechers USA, Inc., Class A* 347,109
4,232 Steven Madden, Ltd. 177,744
700 Superior Group of Cos., Inc. 9,450
14,393 Tapestry, Inc. 529,806
10,508 Under Armour, Inc., Class A* 92,365
12,274 Under Armour, Inc., Class C* 102,488
1,027 Unifi, Inc.* 6,840
802 Vera Bradley, Inc.* 6,175
16,991 VF Corp. 319,431
4,439 Wolverine World Wide, Inc. 39,463
6,985,114
Tobacco (0.4%):
21,664 Altria Group, Inc. 873,926
18,662 Philip Morris International, Inc. 1,755,721
1,286 Universal Corp. 86,574
7,266 Vector Group, Ltd. 81,960
2,798,181
Trading Companies & Distributors (0.9%):
5,434 Air Lease Corp. 227,902
1,661 Applied Industrial Technologies, Inc. 286,838
4,247 Beacon Roofing Supply, Inc.* 369,574
424 BlueLinx Holdings, Inc.* 48,043
1,071 Boise Cascade Co. 138,545
4,200 Core & Main, Inc., Class A* 169,722
644 DXP Enterprises, Inc.* 21,703
11,997 Fastenal Co. 777,046
475 Ferguson plc 91,708
1,483 GATX Corp. 178,286
977 Global Industrial Co. 37,947

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
December 31, 2023
23
See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of December 31, 2023 .
Shares Value
Common Stocks, continued
Trading Companies & Distributors, continued
1,243 GMS, Inc.* $ 102,460
1,547 H&E Equipment Services, Inc. 80,939
1,628 Herc Holdings, Inc. 242,393
2,780 Hudson Technologies, Inc.* 37,502
730 McGrath RentCorp 87,323
2,381 MRC Global, Inc.* 26,215
1,669 MSC Industrial Direct Co., Inc. 169,003
6,303 NOW, Inc.* 71,350
3,756 Rush Enterprises, Inc., Class A 188,927
547 Rush Enterprises, Inc., Class B 28,980
1,560 SiteOne Landscape Supply, Inc.* 253,500
2,757 Textainer Group Holdings, Ltd. 135,644
1,803 Titan Machinery, Inc.* 52,071
173 Transcat, Inc.* 18,914
3,139 United Rentals, Inc. 1,799,965
1,271 W.W. Grainger, Inc. 1,053,265
640 Watsco, Inc. 274,221
84 Watsco, Inc., Class B 35,848
1,596 WESCO International, Inc. 277,512
7,283,346
Water Utilities (0.1%):
830 American States Water Co. 66,749
2,981 American Water Works Co., Inc. 393,462
491 Artesian Resources Corp., Class A 20,352
2,255 California Water Service Group 116,967
5,702 Essential Utilities, Inc. 212,970
355 Middlesex Water Co. 23,295
669 Pure Cycle Corp.* 7,004
626 SJW Group 40,909
372 York Water Co. (The) 14,367
896,075
Wireless Telecommunication Services (0.2%):
5,179 Gogo, Inc.* 52,464
1,649 Spok Holdings, Inc. 25,527
7,440 Telephone and Data Systems, Inc. 136,524
8,413 T-Mobile US, Inc. 1,348,856
1,151 United States Cellular Corp.* 47,813
1,611,184
Total Common Stocks (Cost $561,282,874) 768,144,100
Shares Value
Preferred Stock (0.0%
†
):
Trading Companies & Distributors (0.0%
†
):
1,076 WESCO International, Inc., Series A, 10.63% $ 28,428
Total Preferred Stock (Cost $28,514) 28,428
Rights (0.0%
†
):
Diversified Telecommunication Services (0.0%
†
):
79 Communications Systems I CVR, Expires on 1/1/29* 104
Health Care Equipment & Supplies (0.0%
†
):
278 ABIOMED, Inc. CVR, Expires on 1/2/26* 4,339
Health Care Providers & Services (0.0%
†
):
900 Chinook Therapeutics CVR, Expires on 1/1/26* 261
Household Products (0.0%
†
):
2,126 Spectrum - Crv CVR, Expires on 1/1/26* —
Paper & Forest Products (0.0%
†
):
2,344 Resolute Fst CVR, Expires on 1/1/26* 624
Pharmaceuticals (0.0%
†
):
3,743 Achillion Pharm CVR, Expires on 1/29/49* 1,011
Total Rights (Cost $–) 6,339
Unaffiliated Investment Companies (0.3%):
Money Markets (0.3%):
739,479 BlackRock Liquidity FedFund, Institutional Class,
4.85%(b)(c) 739,479
1,332,851 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 5.25%(c) 1,332,851
Total Unaffiliated Investment Companies (Cost $2,072,330) 2,072,330
Total Investment Securities
(Cost $563,383,718) — 100.0%(d) 770,251,197
Net other assets (liabilities) — 0.0%
†
(47,836)
Net Assets — 100.0% $ 770,203,361
ADR—American Depository Receipt
CVR—Contingency Valued Rights
^ This security or a partial position of this security was on loan as of December 31, 2023. The total value of securities on loan as of December 31, 2023 was $711,609.
† Represents less than 0.05%.
* Non-income producing security.
(a) Security was valued using significant unobservable inputs as of December 31, 2023.
(b) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2023.
(c) The rate represents the effective yield at December 31, 2023.
(d) See Federal Tax Information listed in the Notes to the Financial Statements.
Amounts shown as “—“ are either $0 or round to less than $1.

AZL DFA U.S. Core Equity Fund
24
See accompanying notes to the financial statements.
Statement of Assets and Liabilities
December 31, 2023
Statement of Operations
For the Year Ended December 31, 2023
Assets:
Investment securities, at cost $ 563,383,718
Investment securities, at value(a) $ 770,251,197
Interest and dividends receivable 620,953
Receivable for investments sold 1,546,601
Prepaid expenses 4, 122
Reclaims receivable 4,651
Total Assets 772,427,524
Liabilities:
Cash overdraft 9,623
Payable for capital shares redeemed 941,406
Payable for collateral received on loaned securities 739,479
Management fees payable 309,830
Administration fees payable 28,767
Distribution fees payable 161,369
Custodian fees payable 7,444
Administrative and compliance services fees payable 1,340
Transfer agent fees payable 1,120
Trustee fees payable 5,559
Other accrued liabilities 18,226
Total Liabilities 2,224,163
Commitments and contingent liabilities^
Net Assets
$ 770,203,361
Net Assets Consist of:
Paid in capital $ 489,575,542
Total distributable earnings 280,627,819
Net Assets
$ 770,203,361
Shares of beneficial interest (unlimited number of shares authorized, no par value) 54,329,470
Net Asset Value (offering and redemption price per share) $ 14.18
(a) Includes securities on loan of $711,609.
^ See Note 3 in Notes to the Financial Statements.
Investment Income:
Dividends $ 11,729,045
Income from securities lending 26,141
Foreign withholding tax (5,960)
Total Investment Income 11,749,226
Expenses:
Management fees 5,509,364
Administration fees 230,402
Distribution fees 1,721,673
Custodian fees 33,427
Administrative and compliance services fees 8,648
Transfer agent fees 8,088
Trustee fees 38,605
Professional fees 36,724
Shareholder reports 4,159
Other expenses 16,081
Total expenses before reductions 7,607,171
Less Management fees contractually waived (2,203,741)
Net expenses 5,403,430
Net Investment Income/(Loss)
6,345,796
Net realized and Change in net unrealized gains/losses on
investments:
Net realized gains/(losses) on securities and foreign currencies 68,441,768
Change in net unrealized appreciation/depreciation on securities and foreign currencies 69,259,634
Net realized and Change in net unrealized gains/losses on
investments
137,701,402
Change in Net Assets Resulting From Operations
$ 144,047,198

AZL DFA U.S. Core Equity Fund
25
See accompanying notes to the financial statements.
Statements of Changes in Net Assets
For the
Year Ended
December 31, 2023
For the
Year Ended
December 31, 2022
Change In Net Assets:
Operations:
Net investment income/(loss) $ 6,345,796 $ 3,506,628
Net realized gains/(losses) on investments 68,441,768 25,326,678
Change in unrealized appreciation/depreciation on investments 69,259,634 (102,596,252)
Change in net assets resulting from operations 144,047,198 (73,762,946)
Distributions to Shareholders:
Distributions (28,892,685) (54,549,277)
Change in net assets resulting from distributions to shareholders (28,892,685) (54,549,277)
Capital Transactions:
Proceeds from shares issued 409,761,232 457,485
Proceeds from dividends reinvested 28,892,685 54,549,277
Value of shares redeemed (165,140,644) (49,090,021)
Change in net assets resulting from capital transactions 273,513,273 5,916,741
Change in net assets 388,667,786 (122,395,482)
Net Assets:
Beginning of period 381,535,575 503,931,057
End of period $ 770,203,361 $ 381,535,575
Share Transactions:
Shares issued 33,394,869 29,682
Dividends reinvested 2,296,716 4,572,446
Shares redeemed (12,460,131) (3,307,401)
Change in shares 23,231,454 1,294,727

AZL DFA U.S. Core Equity Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)
26
See accompanying notes to the financial statements.
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Year Ended
December 31,
2020
Year Ended
December 31,
2019
Net Asset Value, Beginning of Period
$12.27 $16.91 $14.61 $13.53 $11.32
Investment Activities:
Net Investment Income/(Loss)(a) 0.12  0.12  0.11  0.12  0.13
Net Realized and Unrealized Gains/(Losses) on Investments 2.32  (2.78) 3.76  2.13  3.08
Total from Investment Activities 2.44  (2.66) 3.87  2.25  3.21
Distributions to Shareholders From:
Net Investment Income (0.07) (0.11) (0.16) (0.16) (0.15)
Net Realized Gains (0.46) (1.87) (1.41) (1.01) (0.85)
Total Dividends (0.53) (1.98) (1.57) (1.17) (1.00)
Net Asset Value, End of Period
$14.18 $12.27 $16.91 $14.61 $13.53
Total Return (b)
20.43% (15.38)% 27.31% 17.70% 29.36%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $770,203 $381,536 $503,931 $478,781 $496,318
Net Investment Income/(Loss) 0.92% 0.83% 0.64% 0.95% 1.03%
Expenses Before Reductions(c) 1.10% 1.09% 1.10% 1.11% 1.10%
Expenses Net of Reductions 0.78% 0.82% 0.84% 0.85% 0.84%
Portfolio Turnover Rate 29% 4% 9% 11% 4%
(a) Calculated using the average shares method.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges.  If these charges were included, the returns would have been lower.
(c) Excludes fee reductions.  If such fee reductions had not occurred, the ratios would have been as indicated.

AZL DFA U.S. Core Equity Fund
Notes to the Financial Statements
December 31, 2023
27
1. Organization
The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services— Investment
Companies.” The Trust consists of 16 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL DFA U.S. Core
Equity Fund (the “Fund”), and 15 are presented in separate reports. The Fund is a diversified series of the Trust.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance
Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
2.  Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-
dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Real Estate Investment Trusts
The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.
Foreign Currency Translation and Withholding Taxes
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.
Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.
Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz
Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the
“Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.

AZL DFA U.S. Core Equity Fund
Notes to the Financial Statements
December 31, 2023
28
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Securities Lending
To generate additional income, the Fund may lend up to 33 1⁄3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash,
U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities).
The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The
Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned.
There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at December 31, 2023 are presented on the Fund’s Schedule of Portfolio Investments.
Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent
9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $2,630 during the year ended December 31, 2023. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $739,479 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of December 31, 2023. At December 31, 2023, there were no master netting provisions in the securities lending agreement.
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the year ended December 31, 2023, the Fund did not engage in any Rule 17a-7 transactions.
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. Pursuant to a subadvisory agreement with Dimensional Fund Advisors LP (“DFA” or the
“Subadviser”), DFA provides investment advisory services for and makes investment decisions on behalf of the Fund subject to the general supervision of the Trustees and the
Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Management fees.” For its services, the Subadviser is entitled to a fee payable by the Manager.
The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2025.
For the year ended December 31, 2023, the annual rate due to the Manager and the annual expense limit were as follows:
* The Manager waived, prior to any application of expense limit, the management fee to 0.48% on all assets in order to maintain a more competitive expense ratio. The Manager reserves the right to increase the management fee to the amount shown in the table above (i.e., discontinue the waiver) at any time after April 30, 2025. The annual rate due to the
Subadviser from the Manager is 0.12% of the first $100 million of the Fund’s net assets and 0.10% of the Fund’s net assets over $100 million.
Any amounts contractually waived or remitted to the Fund by the Manager with respect to the annual expense limit in a particular fiscal year may be reimbursed by the Fund to the
Manager, provided that such reimbursement will not cause the Fund to exceed the lesser of any applicable expense limit in effect (i) at the time of the original waiver or payment and (ii) at the time of such reimbursement, as supported by standard accounting practices. Such reimbursement only applies to amounts waived or paid by the Manager within the three years prior to the date of such reimbursement, calculated monthly from when the waiver or payment was recorded. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At December 31, 2023, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations, as applicable.
Annual Rate* Annual Expense Limit
AZL DFA U.S. Core Equity Fund 0.80% 1.20%

AZL DFA U.S. Core Equity Fund
Notes to the Financial Statements
December 31, 2023
29
Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and
compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of combined average daily net assets of the Funds on the first $4 billion, 0.04% of combined average daily net assets of the Funds on the next
$2 billion, 0.02% of combined average daily net assets of the Funds on the next $2 billion and 0.01% of combined average daily net assets of the Funds over $8 billion. The overall
Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any
Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY
Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the
Fund’s average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Security prices are determined pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange
(“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used. Securities listed on
NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level
1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.
Other assets and securities for which market quotations have become unreliable or are not readily available as defined in Rule 2a-5 under the 1940 Act are valued in accordance with valuation procedures approved by the Board. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as
Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.
In accordance with valuation procedures approved by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. These procedures include the Fund’s use of a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.
The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.
The following is a summary of the valuation inputs used as of December 31, 2023 in valuing the Fund’s investments based upon the three levels defined above:

AZL DFA U.S. Core Equity Fund
Notes to the Financial Statements
December 31, 2023
30
5. Security Purchases and Sales
For the year ended December 31, 2023 cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:
6. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Value Stocks Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Fund to at times underperform equity funds that use other investment strategies.
Market Risk : The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to a particular company, such as real or perceived adverse economic conditions, inflation, recessions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.
7. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2023 is $566,955,618. The gross unrealized appreciation/
(depreciation) on a tax basis is as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2023, was as follows:
Investment Securities: Level 1 Level 2 Level 3 Total
Common Stocks
+
$ 768,128,700 $ 15,400 $ —
#
$ 768,144,100
Preferred Stock 28,428 — — 28,428
Rights — 6,339 — 6,339
Unaffiliated Investment Companies 2,072,330 — — 2,072,330
Total Investment Securities $770,229,458 $21,739 $— $770,251,197
+
For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.
#
Represents the interest in securities that were determined to have a value of zero at December 31, 2023.
Purchases Sales
AZL DFA U.S. Core Equity Fund $444,744,351 $193,646,575
Unrealized appreciation $226,543,155
Unrealized (depreciation) (23,247,576)
Net unrealized appreciation/(depreciation) $203,295,579
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL DFA U.S. Core Equity Fund $3,57 0,961 $25,321,724 $28,892,685
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

AZL DFA U.S. Core Equity Fund
Notes to the Financial Statements
December 31, 2023
31
The tax character of dividends paid to shareholders during the year ended December 31, 2022 was as follows:
At December 31, 2023, the components of accumulated earnings on a tax basis were as follows:
8. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of December 31, 2023, the Fund had multiple shareholder accounts which are affiliated with the Manager representing ownership in excess of 95% of the Fund.
Investment activities of these shareholders could have a material impact to the Fund.
9. Recent Regulatory Pronouncements
Effective January 24, 2023, the SEC adopted rule and form amendments that require open-end management investment companies to transmit concise and visually engaging annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a tailored shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24,
2024. Accordingly, the rule and form amendments will not impact the Fund until the 2024 semi-annual shareholder report and will have no effect on the Fund’s accounting policies or financial statements.
10. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL DFA U.S. Core Equity Fund $3,360,438 $51,188,839 $54,549,277
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
Depreciation(a)
Total
Accumulated
Earnings/ (Deficit)
AZL DFA U.S. Core Equity Fund $7,561,969 $69,770,271 $— $203,295,579 $280,627,819
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales, mark-to-market of passive foreign investment companies, investments in real estate investment trusts and other miscellaneous differences.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
32
To the Board of Trustees of Allianz Variable Insurance Products Trust and Shareholders of
AZL DFA U.S. Core Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of AZL DFA U.S. Core Equity Fund (one of the funds constituting
Allianz Variable Insurance Products Trust, referred to hereafter as the "Fund") as of December 31, 2023, the related statement of operations for the year ended December 31, 2023, the statements of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2023 and the financial highlights for each of the five years in the period ended December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
New York, New York
February 22, 2024
We have served as the auditor of one or more investment companies in the Allianz Variable Insurance Products complex since 2018.

33
Other Federal Income Tax Information (Unaudited)
For the year ended December 31, 2023, 100% of the total ordinary income dividends paid by the Fund qualify for the corporate dividends received deductions available to corporate shareholders.
During the year ended December 31, 2023, the Fund declared net long-term capital gain distributions of $25,321,724.

34
Other Information (Unaudited)
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov .
The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov, or may be obtained by calling 800-624-0197.

35
Approval of Investment Advisory and Subadvisory Agreements (Unaudited)
Subject to the general supervision of the Board of Trustees (the “Board”) and in accordance with the investment objectives and restrictions of each separate series (together, the
“Funds”) of the Allianz Variable Insurance Products Trust (the “Trust”), investment advisory services are provided to the Funds by Allianz Investment Management LLC (the “Manager”).
As used in this section, “Fund” refers to any of the Funds other than the AZL Moderate Index Strategy Fund. The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board, is responsible for the management of each Fund. For management services, each Fund pays the Manager an investment advisory fee based upon the Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing the Fund if and when total Fund operating expenses exceed certain amounts until at least April 30, 2025 (the “Expense Limitation Agreement”).
Each Fund is a manager-of-managers fund. That means that the Manager is responsible for monitoring the various Subadvisers that have day-to-day responsibility for the investment decisions made for each Fund. The Manager also is responsible for determining, in the first instance, which investment advisers to consider recommending for selection as a
Subadviser.
In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America (“Allianz Life”) and its subsidiary, Allianz Life Insurance Company of New York (“Allianz of New York”). Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products, and not in the retail fund market.
The Manager has adopted policies and procedures to assist it in the process of analyzing each potential Subadviser with expertise in particular asset classes for purposes of making the recommendation that a specific investment adviser be selected. The Board reviews and considers the information provided by the Manager in deciding which investment advisers to select as a Subadviser. After an investment adviser becomes a Subadviser, a similarly rigorous process is instituted by the Manager to monitor the investment performance and other responsibilities of the Subadviser. The Manager reports to the Board on its analysis at the regular meetings of the Board, which are held at least quarterly. Where warranted, the Manager will add or remove a particular Subadviser from a “watch” list that it maintains. Watch list criteria include, for example: (a) Fund performance over various time periods;
(b) Fund risk issues, such as changes in key personnel involved with Fund management, changes in investment philosophy or process, or “capacity” concerns; and (c) organizational risk issues, such as regulatory, compliance or legal concerns, or changes in the ownership of the Subadviser. The Manager may place a Fund on the watch list for other reasons, and if so, will explain its rationale to the Board. Funds which are on the watch list are subject to additional scrutiny by the Manager and the Board. Funds may be removed from such watch list, if for example, performance improves or regulatory matters are satisfactorily resolved. However, in some situations where Funds have been on the watch list, the Manager has recommended the retention of a new Subadviser, and the Board has subsequently considered and approved retention of the new Subadviser.
As required by the Investment Company Act of 1940 (the “1940 Act”), the Board has reviewed and approved the Management Agreement with the Manager and the portfolio management agreements (the “Subadvisory Agreements”; and together with the Management Agreement, the “Advisory Contracts”) with the Subadvisers. The Board’s decision to approve these contracts reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of these contracts, the Board considered many factors, among the most material of which are: the Fund’s investment objectives and long-term performance; the Manager’s and Subadvisers’
(collectively, the “Advisory Organizations”) management philosophy, personnel, processes and investment performance, including their compliance history and the adequacy of their compliance processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.
The Board also considered the compensation and benefits received by the Advisory Organizations. This includes fees received for services provided to the Fund by affiliated persons of the Advisory Organizations and research services received by the Advisory Organizations from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Services Agreement and a Compliance Services Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance
Officer; and (2) Allianz Life Financial Services, LLC, an affiliated person of the Manager, is a registered securities broker-dealer and received (along with its affiliated persons) any payments made by the Funds pursuant to Rule 12b1.
The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature, extent and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; the profitability of acting as adviser to the fund; and the extent to which the independent Board members, who are not “interested persons” of a fund as defined by the 1940 Act (“Independent Trustees”), are fully informed about all facts bearing on the adviser’s services and fees. The
Board is aware of these factors and takes them into account in its review of the Advisory Contracts.
Each member of the Board considered and weighed these factors in light of his or her experience in governing the Trust and working with the Advisory Organizations on matters relating to the Funds. The Board is assisted in its deliberations by the advice of independent legal counsel to the Independent Trustees (“Independent Trustee Counsel”). In this regard, the Board requests and receives a significant amount of information about the Funds and the Advisory Organizations. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meetings at which the Board’s formal review of the Advisory Contracts occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of Advisory Contracts is informed by reports covering such matters as: an Advisory Organization’s investment philosophy, personnel, and processes; the Fund’s investment performance (in absolute terms as well as in relationship to its benchmark(s) and certain competitor or “peer group” funds), and comments on the reasons for performance; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to peer group and/or competing funds, with due regard for the Expense Limitation Agreement and additional voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities; the nature, extent and quality of the advisory and other services provided to the Fund by the Advisory Organizations and their affiliates; compliance and audit reports concerning the Funds and the companies that service them; and
relevant developments in the mutual fund industry and how the Funds and/or Advisory Organizations are responding to them.

36
The Board also receives financial information about the Advisory Organizations, including reports on the compensation and benefits the Advisory Organizations derive from their relationships with the Funds. These reports cover not only the fees under the Advisory Contracts, but also the fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or “fall-out” benefits an Advisory Organization may derive from its relationship with the Funds.
In assessing the Advisory Organizations’ performance of their obligations, the Board may also consider whether there has occurred a circumstance or event that would constitute a reason for it to not renew an Advisory Contract. In this regard, the Board is mindful of the potential disruption of a Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew a contract.
The Advisory Contracts were most recently considered at Board meetings held in the summer and fall of 2023. Information relevant to the approval of such Advisory Contracts was considered at Board meetings held June 13 and 20, 2023, and September 19, 2023, as well as in various other meetings preceding those meetings. Accordingly, the Advisory
Contracts were approved by the Board at an in-person meeting on September 19, 2023. At such meeting the Board also approved the Expense Limitation Agreement between the
Manager and the Trust for the period ending April 30, 2025. Additionally, at the meeting held September 19, 2023, the Board considered and approved a recommendation to reduce, through at least April 30, 2025, the management fee of the AZL MSCI Global Equity Index Fund.
In connection with such meetings, the Board requested and evaluated extensive materials from the Advisory Organizations, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third-party provider and other sources believed to be reliable by the Manager and the Trustees. Prior to voting, the Trustees reviewed the proposed approval of the Advisory Contracts with management and with Independent Trustee Counsel and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approval. The Independent Trustees also discussed the proposed approval in private sessions with Independent Trustee Counsel at which no representatives of the Manager or Subadvisers were present. In reaching their determinations relating to the approval of the Advisory Contracts, in respect of each Fund, each member of the Board considered all factors he or she believed relevant. The Board based its decision to approve the Advisory
Contracts on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to every Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.
Shareholder reports must include a discussion of certain factors relating to the selection of investment advisers and the approval of advisory fees. The “factors” enumerated by the
SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:
(1) The nature, extent and quality of services provided by the Manager and Subadvisers . The Trustees noted that the Manager, subject to the oversight of the Board, administers each Fund’s business and other affairs. Under the Management Agreement, the Manager holds the sole and exclusive responsibility to provide, or arrange for others to provide, the management of the Funds’ assets and the placement of orders for the purchase and sale of the securities of the Funds. As each Fund is a manager of managers fund, the Manager is authorized, under the Management Agreement, to retain one or more Subadvisers for each Fund to handle day-to-day management of the Funds’ investment portfolios; the Manager is responsible for determining, in the first instance, which investment advisers to recommend to the Board for selection as a Subadviser. The Board was aware that, notwithstanding the retention of the Subadvisers to handle day-to-day portfolio management, the Manager remains responsible for substantial other matters, including continuously monitoring compliance by each Subadviser with the investment policies and restrictions of the respective Funds, with such other limitations or directions of the Board, and with all legal requirements under federal or state law or regulation. The Manager also is responsible primarily to provide statistical information and other data to the Board regarding the Funds’ portfolio investments and to make available to the Funds’ administrator such information as is necessary for the conduct of its duties.
The Board also noted that the Manager provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any other service providers retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer and certain compliance staff, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.
The Board considered the scope and quality of services provided by the Manager and the Subadvisers and noted that the scope of the services provided has continued to expand as a result of regulatory and other developments. The Board noted that, for example, the Manager and Subadvisers are responsible for maintaining and monitoring their own compliance programs, and these compliance programs are continuously refined and enhanced in light of new regulatory requirements. The Board considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Board members concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Trust and to each of the Funds under the Advisory Contracts.
(2) The investment performance of the Funds, the Manager and the Subadvisers . In connection with every quarterly Board meeting, as well as the summer and fall 2023 contract review process, the Board receives extensive information on the performance results of each of the Funds. This includes performance information on the Funds for the previous quarter, and previous one-, three- and five-year periods, to the extent available. The performance information considered includes information on absolute total return, performance versus the appropriate benchmark(s), and performance versus peer groups as reported by Lipper. For example, in connection with the Board meetings held June 13 and 20, 2023, and
September 19, 2023, the Manager reported that for the one-year period ended December 31, 2022, six Funds were in the top 40%, five were in the middle 20%, and four were in the bottom 40% of their respective Lipper peer groups. For the three-year period ended December 31, 2022, nine Funds were in the top 40%, two were in the middle 20% and four were in the bottom 40% of their respective Lipper peer groups. For the five-year period ended December 31, 2022, seven Funds were in the top 40%, four were in the middle 20%, and four were in the bottom 40% of their respective Lipper peer groups. For Funds which are index funds, the Board each quarter also receives information on the extent, if any, to which such Funds deviate from their particular benchmark index (referred to as “index attribution”).
Two Funds, the AZL Russell 1000 Value Index Fund and the AZL Government Money Market Fund, were in the bottom 40% for all of the one-, three- and five-year periods. The
Board had previously met with the portfolio managers of the AZL Russell 1000 Value Index Fund in December 2021 and met with the portfolio managers of the AZL Government
Money Market Fund in June 2023 to receive and review enhanced reporting on each Fund’s current investment strategy, process and outlook. As a result of these discussions and other discussions with representatives of the Manager, the Board considered the reasons for the underperformance of these Funds, including the headwinds faced by their long-
term investment strategies. The Board understood that such underperformance was not a reflection of the nature, extent or quality of services being provided by the respective
Subadvisers. The Board considered that the AZL Russell 1000 Value Index Fund seeks to track its underlying index and does not take defensive positions under any market conditions, including in periods of market decline. The Board also considered the impact of low short-term interest rates on the performance of the AZL Government Money Market Fund during the periods measured.

37
The Board considered that the AZL Enhanced Bond Index Fund, which was in the bottom 40% of its Lipper peer group for the three- and five-year periods, had shown improved relative performance in more recent periods.
At the Board meeting held September 19, 2023, the Board also received updated performance information for the Funds, including updated Lipper peer group ranking information, for various periods ending June 30, 2023.
Thus, at the Board meeting held September 19, 2023, the Board determined that the overall investment performance of the Funds was acceptable.
(3) The costs of services to be provided and profits to be realized by the Manager and the Subadvisers and their affiliates from their relationship with the Funds . The Manager supplied information to the Board pertaining to the level of investment advisory fees to which the Funds are subject. The Manager has agreed to temporarily limit Fund expenses at certain levels, and information is provided to the Board setting forth “contractual” advisory fees and “actual” fees after taking expense limits and any temporary fee waivers into account.
The Board noted that the subadvisory fees are paid by the Manager to each Subadviser and are not additional fees borne by the Funds. Based upon the information provided, the
“actual” advisory fees payable by the Funds overall are generally comparable to the average level of fees paid by the Funds’ peer groups. For the 15 Funds reviewed by the Board in the summer and fall of 2023, 14 Funds paid “actual” advisory fees in a percentage amount within the 65 th
percentile or lower for each Fund’s applicable category. (A lower percentile reflects lower fund fees and is better for fund shareholders.) The Board recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.
Based upon the information provided, the management fee ranking in 2022 for the 15 Funds was as follows: (1) 14 of the Funds had management fee rankings at or below the 65th percentile (with 11 Funds at or below the 50th percentile); and (2) for the AZL MSCI Global Equity Index Fund, it was determined that there was poor peer group comparability due to there being only one other fund in the category. In addition, the Board also considered that the AZL Enhanced Bond Index Fund ranked at the 65th percentile in the bond index category, but that the Fund’s enhanced bond strategy lacks direct peers.
The Manager has also supplied information to the Board pertaining to total Fund expenses (which include advisory fees, the 25 basis point 12b1 fee paid by the Funds, and other Fund expenses). As noted above, the Manager has agreed to limit Fund expenses at certain levels.
The Manager has committed to providing the Funds with a high quality of service and working to reduce Fund expenses over time.
The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2020 through 2022. The Board recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Board considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Board focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Board recognized that the Manager should earn a reasonable level of profits for the services it provides to each Fund.
The Manager, on behalf of the Board, endeavored to obtain information on the profitability of each Subadviser in connection with its relationship with the Fund or Funds which it subadvised. The Manager was unable to obtain consistent profitability information from some of the Subadvisers that would allow the Board to determine the profits derived from the
Subadviser’s relationship to the Fund or Funds, rather than its overall level of profitability. In considering profitability information, the Board considered the possible effect of any fall-
out benefits to the Subadvisers and their affiliates. The Board considered the difficulty of allocating costs to multiple advisory accounts and products of a large advisory organization.
The Manager assured the Board that the Subadvisory Agreements with the Subadvisers, none of which are affiliated with the Manager, were negotiated on an “arm’s length” basis, which should not result in excessive profits for the Subadvisers.
(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale. The Board noted that the advisory fee schedules for the Funds (other than AZL FIAM Multi-Strategy Fund, AZL FIAM Total Bond Fund, and AZL MSCI Global Equity Index Fund) do not contain breakpoints that reduce the fee rate on assets above specified levels, although certain Subadvisory Agreements have such “breakpoints.” The Board recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. The Board found that there was no uniform methodology for establishing breakpoints that give effect to Fund-specific services provided by the Manager. The Board noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Board noted that the total assets in all of the Funds, as of June
30, 2023, were approximately $14.6 billion, and that no single Fund had assets in excess of approximately $3.0 billion.
The Board noted that the Manager has agreed to temporarily limit Fund expenses under the Expense Limitation Agreement, which has the effect of reducing expenses similar to implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of expense limits and/or advisory fee breakpoints as Fund assets change. The Board receives quarterly reports on the level of Fund assets. The Board expects to continue to consider: (a) the extent to which economies of scale have been realized, and (b) whether the advisory fee should be modified, either in connection with the next renewal of the Advisory Contracts or by modifying the Expense Limitation Agreement, to reflect such economies of scale, if any.
Having taken these factors into account, the Board concluded that the absence of breakpoints in the Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.
In conclusion, after full consideration of the above factors, as well as such other factors as each member of the Board considered instructive in evaluating the Advisory Contracts, the
Board concluded that the advisory fees were reasonable, and that the continuation of the Advisory Contracts was in the best interest of the Funds.

38
Information about the Board of Trustees and Officers (Unaudited)
The Trust is managed by the Trustees in accordance with the laws of the state of Delaware governing business trusts. In addition to serving on the Board of Trustees of the Trust, each Trustee serves on the Board of the Allianz Variable Insurance Products Fund of Funds Trust (“FOF Trust”) and the AIM ETF Products Trust (“ETF Trust”) (collectively, the Trust, the FOF Trust, and ETF Trust are the “AIM Complex”). There are currently six Trustees, one of whom is an “interested person” of the Trust within the meaning of that term under the
1940 Act. The Trustees and Officers of the Trust, their addresses, years of birth, their positions held with the Trust, their terms of office with the Trust and length of time served, their principal occupation(s) during the past five years, the number of portfolios in the Trust they oversee, and their other directorships held during the past five years are as follows:
Independent Trustees
(1)
Name, Address, and Birth Year
Positions
Held with
AIM
Complex
Term of
Office
(2)
/Length
of Time Served
Principal Occupation(s)
During Past 5 Years
Number of
Portfolios
Overseen
for the AIM
Complex
Other
Directorships
Held Outside of
the AIM
Complex
During Past
5 Years
Peggy L. Ettestad (1957)
5701 Golden Hills Drive
Minneapolis, MN 55416
Lead
Independent
Trustee
Since 10/14 (Trustee
since 2/07)
Managing Director, Red Canoe Management Consulting LLC, 2008 to
present
56 None
Tamara Lynn Fagely (1958)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 12/17 Retired; previously, Chief Operations Officer, Hartford Funds, 2012 to
2013
56 Diamond Hill Funds
(10 Funds)
Richard H. Forde (1953)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 12/17 Retired; previously, Member of the Board and Chairman of the Finance and Investment Committee, Connecticut Water Service, Inc., 2013 to
2019
56 Connecticut Water
Service, Inc.
Jack Gee (1959)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 01/22 Retired; previously, Managing Director, BlackRock, Inc., Treasurer and
Chief Financial Officer U.S. iShares, 2004 to 2019
56 TWC ETF Trust (3
Funds);
Esoterica Thematic
Trust (2019 - 2020)
Claire R. Leonardi (1955)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 02/04 Retired; previously, CEO, Health eSense Inc. (a medical device company),
2015 to 2018, and Connecticut Innovations, Inc. (a venture capital firm),
2012 to 2015
56 None

39
Interested Trustee
(3)
(1) Each of the Independent Trustees is a member of the Audit and Operational Risk Oversight Committee.
(2) Indefinite.
(3) Is an “interested person,” as defined by the 1940 Act, due to employment by Allianz Life and the Manager.
Officers
(1) Indefinite.
(2) The Manager and the Trust are parties to a Compliance Services Agreement under which the Manager provides an employee of the Manager or one of its affiliates to act as the
Trust’s Chief Compliance Officer.
The Fund’s Statement of Additional Information (“SAI”) contains additional information about the Trust’s Trustees and Officers. The SAI is available without charge, upon request, by calling toll-free 800-624-0197 or at https://www.allianzlife.com.
Name, Address, and Birth Year
Positions
Held with
AIM
Complex
Term of
Office
(2)
/Length
of Time Served
Principal Occupation(s)
During Past 5 Years
Number of
Portfolios
Overseen
for the AIM
Complex
Other
Directorships
Held Outside of
the AIM
Complex
During Past
5 Years
Brian Muench (1970)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 06/11 President, Allianz Investment Management LLC, 2010 to present; Vice
President, Allianz Life, 2011 to present
56 None
Name, Address, and Birth Year
Positions Held with AIM
Complex
Term of Office
(1)
/
Length of Time
Served Principal Occupation(s) During Past 5 Years
Brian Muench (1970)
5701 Golden Hills Drive
Minneapolis, MN 55416
President Since 11/10 President, Allianz Investment Management LLC, 2010 to present; Vice President,
Allianz Life, 2011 to present
Amanda Farren (1978)
5701 Golden Hills Drive
Minneapolis, MN 55416
Secretary Since 02/24 Chief Legal Officer, Allianz Investment Management LLC; Senior Counsel, Allianz
Life, January 2024 to present; Senior Vice President and Director, The Bank of
New York Mellon, 2023; Vice President and Director, The Bank of New York
Mellon, 2015 -2023
Bashir C. Asad (1963)
Citi Fund Services Ohio, Inc.
4400 Easton Commons, Suite 200
Columbus, OH 43219
Treasurer, Principal Accounting
Officer and Principal Financial Officer
Since 06/16 Senior Vice President, Citi Fund Services Ohio, Inc., 2011 to present
Chris R. Pheiffer (1968)
5701 Golden Hills Drive
Minneapolis, MN 55416
Chief Compliance Officer
(2)
and
Anti-Money Laundering Compliance
Officer
Since 02/14 Chief Compliance Officer of the Trust and the FOF Trust, 2014 to present, and the
ETF Trust, 2020 to present
Michael Tanski (1970)
5701 Golden Hills Drive
Minneapolis, MN 55416
Vice President Since 04/09 Assistant Vice President, Allianz Investment Management LLC, 2013 to present
Laura Quade (1969)
5701 Golden Hills Drive
Minneapolis, MN 55416
Vice President Since 08/23 Vice President, Allianz Investment Management LLC, 2023 to present, previously
Director at Wealth Enhancement Group, November 2019 to November 2022; Vice
President, Head of Operations at Hartford Funds 2014 to 2019

ANNRPT1223 02/24
The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® DFA U.S. Small Cap Fund
Annual Report
December 31, 2023

AZL® DFA U.S. Small Cap Fund
Management Discussion and Analysis

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Report of Independent Registered Public Accounting Firm

Other Federal Income Tax Information

Other Information

Approval of Investment Advisory and Subadvisory Agreements

Information about the Board of Trustees and Officers

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

1
AZL® DFA U.S. Small Cap Fund Review (Unaudited)
Allianz Investment Management LLC serves
as the Manager for the AZL
®
DFA U.S. Small
Cap Fund and Dimensional Fund Advisors LP
serves as Subadviser to the Fund.
What factors affected the Fund’s performance
during the year ended December 31, 2023?*
For the year ended December 31, 2023, the AZL DFA U.S. Small
Cap Fund returned 14.84% (net of fees). That compares to a
total return of 16.93% for the Russell 2000 Index, the Fund’s primary benchmark.
1
Equity markets rallied in the first half of the period, as signs of cooling inflation suggested that the Federal Reserve’s (Fed’s)
regime of interest rate hikes was having its intended effect.
A debt ceiling standoff that began in late January raised fears that the United States government might default on its debt
obligations, but it was successfully resolved in May. A dip in the third quarter was followed by a rally in the fourth quarter on more promising inflation data and a softening stance from the Fed.
The U.S. market experienced positive performance during
the period and outperformed both developed ex-U.S. and
emerging markets. Mid-cap stocks outperformed small-cap
stocks, and large-cap stocks outperformed both. Growth stocks outperformed value stocks. Stocks with lower profitability
outperformed stocks with higher profitability within the large-
cap universe but underperformed within the small-cap universe.
The Fund’s underperformance relative to its benchmark was
primarily driven by the timing of cash flows. The Fund’s
exclusion of stocks with the lowest profitability and the highest relative prices contributed positively to relative performance, as these stocks underperformed among small-cap stocks.
Past performance does not guarantee future results.
* The Fund’s portfolio composition is subject to change. There is no guarantee that any sectors mentioned will continue to
perform as described or that securities in such sectors will be held by the Fund in the future. The information contained in this commentary is for informational purposes only and should not be construed as a recommendation to purchase or sell
securities in the sector mentioned. The Fund’s holdings and
weightings are as of December 31, 2023.
1
For a complete description of the Fund’s performance
benchmark please refer to page 2 of this report.

2
AZL® DFA U.S. Small Cap Fund Review (Unaudited)
Fund Objective
The Fund’s investment objective is to seek
long-term capital appreciation. This objective may
be changed by the Trustees of the Fund without
shareholder approval. The Fund seeks to achieve
its objective by investing at least 80% of its net
assets in equity securities of small-capitalization
U.S. companies.
Investment Concerns
Equity securities (stocks) are more volatile and
carry more risk than other forms of investments,
including investments in high-grade fixed income
securities. The net asset value per share of this
Fund will fluctuate as the value of the securities in
the portfolio changes.
Small- to mid-capitalization companies typically
have a higher risk of failure and historically have
experienced a greater degree of volatility.
Value-based investments are subject to the risk
that the broad market may not recognize their
intrinsic value.
Investing in a single industry or sector, or
concentrating investments in a limited number
of industries or sectors, tends to increase the
risk that economic, political, or regulatory
developments affecting certain industries or
sectors will have a large impact on the value of
the portfolio.
Investing in derivative instruments involves risks
that may be different from or greater than the risk
associated with investing directly in securities or
other traditional instruments.
For a complete description of these and other risks
associated with investing in the Fund, please refer
to the Fund’s prospectus.
Growth of $10,000 Investment
The chart above represents a comparison of a hypothetical investment in the Fund versus a similar investment in the Fund’s benchmarks and represents the reinvestment of dividends and capital gains in the Fund.
Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.Allianzlife.com.
The above expense ratio is based on the current Fund prospectus dated May 1, 2023. The Manager and the Fund have entered into a written agreement reducing the management fee to 0.67% through at least April 30, 2025. The Manager and the Fund have entered into a written contract limiting operating expenses, excluding certain expenses (such as interest expense), to
1.35% through April 30, 2025. Additional information pertaining to the December 31, 2023 expense ratio can be found in the
Financial Highlights.
The total return of the Fund does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Such charges, fees and tax payments would reduce the performance quoted.
The Fund’s performance is measured against the Russell 2000® Index, which is an unmanaged market capitalization weighted index comprised of the 2,000 smallest companies listed in the Russell 3000® Index, which contains the 3,000 largest companies in the U.S. based on market capitalization. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index.
Average Annual Total Returns as of December 31, 2023
1 Year 3 Years 5 Years
Since
Inception
(4/27/2015)
AZL
®
DFA U.S. Small Cap Fund 14.84% 8.87% 12.23% 8.19%
  Russell 2000
®
Index 16.93% 2.22% 9.97% 7.16%
Expense Ratio Gross
  AZL
®
DFA U.S. Small Cap Fund 1.16%

AZL DFA U.S. Small Cap Fund
3
Expense Examples
(Unaudited)
As a shareholder of the AZL DFA U.S. Small Cap Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.
The
Actual Expense
table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The
Hypothetical Expense
table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Beginning
Account Value
7/1/23
Ending
Account Value
12/31/23
Expenses Paid
During Period
7/1/23 - 12/31/23*
Annualized Expense
Ratio During Period
7/1/23 - 12/31/23
AZL DFA U.S. Small Cap Fund $1,000.00 $1,086.30 $5.26 1.00%
Beginning
Account Value
7/1/23
Ending
Account Value
12/31/23
Expenses Paid
During Period
7/1/23 - 12/31/23*
Annualized Expense
Ratio During Period
7/1/23 - 12/31/23
AZL DFA U.S. Small Cap Fund $1,000.00 $1,020.16 $5.09 1.00%
* Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).
Portfolio Composition
(Unaudited)
Investments
Percent
of Net Assets
Financials 20.0%
Industrials 19.7
Consumer Discretionary 14.6
Information Technology 11.6
Health Care 10.1
Materials 6.6
Energy 6.3
Consumer Staples 4.6
Utilities 2.9
Communication Services 2.7
Real Estate 0.9
Total Common Stocks and Preferred Stocks 100.0
†
Rights —
†
Unaffiliated Investment Company 0.2
Total Investment Securities 100.2
Net other assets (liabilities) (0.2)
Net Assets 100.0%
† Represents less than 0.05%.

AZL DFA U.S. Small Cap Fund
Schedule of Portfolio Investments
December 31, 2023
4
See accompanying notes to the financial statements.
Shares Value
Common Stocks (100.0%):
Aerospace & Defense (1.3%):
3,610 AAR Corp.* $ 225,264
2,999 AeroVironment, Inc.* 377,994
1,778 AerSale Corp.* 22,572
2,475 Astronics Corp.* 43,115
392 Astronics Corp., Class B* 6,836
4,878 BWX Technologies, Inc. 374,289
1,341 Cadre Holdings, Inc. 44,105
849 Curtiss-Wright Corp. 189,149
1,538 Ducommun, Inc.* 80,068
4,744 Hexcel Corp. 349,870
1,976 Innovative Solutions & Support, Inc.* 16,855
2,977 Kaman Corp. 71,299
12,407 Kratos Defense & Security Solutions, Inc.* 251,738
2,680 Mercury Systems, Inc.* 98,008
2,859 Moog, Inc., Class A 413,926
927 National Presto Industries, Inc. 74,420
3,369 Park Aerospace Corp. 49,524
4,524 Triumph Group, Inc.* 75,008
759 V2X, Inc.* 35,248
682 Woodward, Inc. 92,841
2,892,129
Air Freight & Logistics (0.3%):
738 Air T, Inc.* 12,177
5,771 Air Transport Services Group, Inc.* 101,627
2,327 Forward Air Corp. 146,299
1,559 GXO Logistics, Inc.* 95,348
2,875 Hub Group, Inc., Class A* 264,328
6,342 Radiant Logistics, Inc.* 42,111
661,890
Automobile Components (1.5%):
7,943 Adient plc* 288,808
12,836 American Axle & Manufacturing Holdings, Inc.* 113,085
151 Autoliv, Inc. 16,639
2,031 Cooper-Standard Holdings, Inc.* 39,686
12,420 Dana, Inc. 181,456
2,903 Dorman Products, Inc.* 242,139
3,535 Fox Factory Holding Corp.* 238,542
9,977 Garrett Motion, Inc.* 96,478
2,068 Gentex Corp. 67,541
3,051 Gentherm, Inc.* 159,750
25,578 Goodyear Tire & Rubber Co. (The)* 366,277
2,354 LCI Industries 295,921
5,436 Modine Manufacturing Co.* 324,529
1,578 Motorcar Parts of America, Inc.* 14,739
1,849 Patrick Industries, Inc. 185,547
2,719 Standard Motor Products, Inc. 108,243
3,353 Stoneridge, Inc.* 65,618
2,236 Visteon Corp.* 279,276
1,503 XPEL, Inc.* 80,937
3,165,211
Automobiles (0.4%):
7,274 Harley-Davidson, Inc. 267,974
2,799 Thor Industries, Inc. 330,982
2,661 Winnebago Industries, Inc. 193,934
792,890
Shares Value
Common Stocks, continued
Banks (11.2%):
2,374 1st Source Corp. $ 130,451
410 ACNB Corp. 18,352
1,200 Amalgamated Financial Corp. 32,328
2,183 Amerant Bancorp, Inc. 53,636
939 American National Bankshares, Inc. 45,776
7,171 Ameris Bancorp 380,422
1,100 Ames National Corp. 23,474
1,879 Arrow Financial Corp. 52,499
14,653 Associated Banc-Corp. 313,428
7,304 Atlantic Union Bankshares Corp. 266,888
13 Auburn National Bancorp, Inc. 277
5,496 Axos Financial, Inc.* 300,082
9,817 Banc of California, Inc. 131,842
2,869 BancFirst Corp. 279,240
3,925 Bancorp, Inc. (The)* 151,348
4,218 Bank of Hawaii Corp. 305,636
2,100 Bank of Marin Bancorp 46,242
2,482 Bank of NT Butterfield & Son, Ltd. (The) 79,449
10,958 Bank OZK 546,037
2,838 BankFinancial Corp. 29,118
7,570 BankUnited, Inc. 245,495
2,106 Banner Corp. 112,797
872 Bar Harbor Bankshares 25,602
1,944 BayCom Corp. 45,859
595 BCB Bancorp, Inc. 7,646
4,093 Berkshire Hills Bancorp, Inc. 101,629
2,284 Blue Foundry Bancorp* 22,086
4,211 BOK Financial Corp. 360,672
2,024 Bridgewater Bancshares, Inc.* 27,364
5,008 Brookline Bancorp, Inc. 54,637
667 Business First Bancshares, Inc. 16,442
2,546 Byline Bancorp, Inc. 59,984
227 C&F Financial Corp. 15,479
18,722 Cadence Bank 553,984
436 Cambridge Bancorp 30,258
1,727 Camden National Corp. 64,987
2,243 Capital City Bank Group, Inc. 66,011
7,770 Capitol Federal Financial, Inc. 50,116
700 Capstar Financial Holdings, Inc. 13,118
7,027 Cathay General Bancorp 313,193
1,822 Central Pacific Financial Corp. 35,857
966 Central Valley Community Bancorp 21,590
668 Chemung Financial Corp. 33,266
2,124 Citizens & Northern Corp. 47,641
280 Citizens Community Bancorp, Inc. 3,279
718 Citizens Holding Co. 5,565
1,272 City Holding Co. 140,251
822 Civista Bancshares, Inc. 15,158
2,204 CNB Financial Corp. 49,788
573 Coastal Financial Corp.* 25,447
85 Codorus Valley Bancorp, Inc. 2,185
56 Colony Bankcorp, Inc. 745
3,744 Columbia Banking System, Inc. 99,890
8,798 Columbia Financial, Inc.* 169,625
345 Comerica, Inc. 19,254
1,032 Commerce Bancshares, Inc. 55,119
2,562 Community Bank System, Inc. 133,506
2,074 Community Trust Bancorp, Inc. 90,966
525 Community West Bancshares 9,130

AZL DFA U.S. Small Cap Fund
Schedule of Portfolio Investments
December 31, 2023
5
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Banks, continued
4,676 ConnectOne Bancorp, Inc. $ 107,127
4,772 CrossFirst Bankshares, Inc.* 64,804
481 Cullen/Frost Bankers, Inc. 52,184
3,496 Customers Bancorp, Inc.* 201,440
6,743 CVB Financial Corp. 136,141
2,220 Dime Community Bancshares, Inc. 59,785
609 Eagle Bancorp Montana, Inc. 9,616
3,312 Eagle Bancorp, Inc. 99,824
2,687 Eastern Bankshares, Inc. 38,155
759 Enterprise Bancorp, Inc. 24,485
2,149 Enterprise Financial Services Corp. 95,953
1,888 Equity Bancshares, Inc., Class A 64,003
347 Esquire Financial Holdings, Inc. 17,336
1,537 ESSA Bancorp, Inc. 30,771
2,582 Farmers National Banc Corp. 37,310
2,391 FB Financial Corp. 95,281
2,566 Financial Institutions, Inc. 54,656
1,555 First Bancorp, Inc. (The) 43,882
18,396 First BanCorp/Puerto Rico 302,614
3,627 First Bancorp/Southern Pines NC 134,235
3,288 First Bancshares, Inc. (The) 96,437
726 First Bank 10,672
5,592 First Busey Corp. 138,793
1,453 First Business Financial Services, Inc. 58,265
242 First Capital, Inc. 6,604
4,622 First Commonwealth Financial Corp. 71,364
2,238 First Community Bankshares, Inc. 83,030
9,070 First Financial Bancorp 215,413
5,933 First Financial Bankshares, Inc. 179,770
1,672 First Financial Corp. 71,946
1,717 First Financial Northwest, Inc. 23,145
2,543 First Foundation, Inc. 24,616
6,483 First Hawaiian, Inc. 148,201
402 First Internet BanCorp 9,724
9,316 First Interstate BancSystem, Inc., Class A 286,467
3,081 First Merchants Corp. 114,243
1,114 First Mid Bancshares, Inc. 38,611
2,923 First of Long Island Corp. (The) 38,701
84 First Savings Financial Group, Inc. 1,411
234 First United Corp. 5,501
908 First US Bancshares, Inc. 9,643
1,446 Five Star Bancorp 37,856
3,754 Flushing Financial Corp. 61,866
32,698 FNB Corp. 450,251
1,162 FS Bancorp, Inc. 42,948
16,231 Fulton Financial Corp. 267,162
2,039 German American Bancorp, Inc. 66,084
10,860 Glacier Bancorp, Inc. 448,735
1,038 Great Southern Bancorp, Inc. 61,605
440 Guaranty Bancshares, Inc. 14,793
7,678 Hancock Whitney Corp. 373,074
3,857 Hanmi Financial Corp. 74,826
5,211 HarborOne Bancorp, Inc. 62,428
45 Hawthorn Bancshares, Inc. 1,142
1,822 HBT Financial, Inc. 38,462
4,161 Heartland Financial U.S.A., Inc. 156,495
4,406 Heritage Commerce Corp. 43,708
4,560 Heritage Financial Corp. 97,538
4,106 Hilltop Holdings, Inc. 144,572
Shares Value
Common Stocks, continued
Banks, continued
150 Hingham Institution For Savings (The)^ $ 29,160
629 HMN Financial, Inc. 14,467
973 Home Bancorp, Inc. 40,876
17,823 Home BancShares, Inc. 451,457
86 Home Federal Bancorp, Inc. of Louisiana 1,273
2,273 HomeStreet, Inc. 23,412
2,317 HomeTrust Bancshares, Inc. 62,374
12,058 Hope Bancorp, Inc. 145,661
5,857 Horizon Bancorp, Inc. 83,814
869 IF Bancorp, Inc. 14,008
2,325 Independent Bank Corp. MASS 153,008
1,306 Independent Bank Corp. MI 33,982
4,005 Independent Bank Group, Inc. 203,774
5,641 International Bancshares Corp. 306,419
8,307 Kearny Financial Corp. 74,514
390 Kentucky First Federal Bancorp 1,743
4,232 Lakeland Bancorp, Inc. 62,591
1,608 Lakeland Financial Corp. 104,777
1,046 Landmark Bancorp, Inc. 20,271
1,512 LCNB Corp. 23,844
4,363 Live Oak Bancshares, Inc. 198,517
3,446 Luther Burbank Corp.* 36,907
3,707 Macatawa Bank Corp. 41,815
2,078 Mercantile Bank Corp. 83,910
400 Metropolitan Bank Holding Corp.* 22,152
782 Mid Penn Bancorp, Inc. 18,987
2,497 Midland States BanCorp, Inc. 68,817
2,171 MidWestOne Financial Group, Inc. 58,422
300 MVB Financial Corp. 6,768
3,634 National Bank Holdings Corp., Class A 135,148
769 National Bankshares, Inc. 24,877
4,312 NBT Bancorp, Inc. 180,716
23,943 New York Community Bancorp, Inc. 244,937
679 Nicolet Bankshares, Inc. 54,646
822 Northeast Bank 45,366
5,256 Northfield Bancorp, Inc. 66,120
657 Northrim Bancorp, Inc. 37,587
11,422 Northwest Bancshares, Inc. 142,547
609 Norwood Financial Corp. 20,042
3,132 OceanFirst Financial Corp. 54,372
4,849 OFG Bancorp 181,741
183 Ohio Valley Banc Corp. 4,209
4,466 Old National Bancorp 75,431
1,004 Old Point Financial Corp. 17,801
3,314 Old Second Bancorp, Inc. 51,168
2,466 Origin Bancorp, Inc. 87,716
1,846 Orrstown Financial Services, Inc. 54,457
10,027 Pacific Premier Bancorp, Inc. 291,886
1,210 Park National Corp. 160,761
1,636 Parke Bancorp, Inc. 33,129
1,842 Pathward Financial, Inc. 97,497
1,140 Peapack-Gladstone Financial Corp. 33,995
478 Penns Woods Bancorp, Inc. 10,760
434 Peoples Bancorp of North Carolina, Inc. 13,102
3,466 Peoples Bancorp, Inc. 117,012
488 Peoples Financial Services Corp. 23,766
4,556 Pinnacle Financial Partners, Inc. 397,374
4,363 Popular, Inc. 358,071
1,407 Preferred Bank 102,781

AZL DFA U.S. Small Cap Fund
Schedule of Portfolio Investments
December 31, 2023
6
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Banks, continued
4,368 Premier Financial Corp. $ 105,269
2,309 Primis Financial Corp. 29,232
1,001 Prosperity Bancshares, Inc. 67,798
1,677 Provident Financial Holdings, Inc. 21,147
3,721 Provident Financial Services, Inc. 67,090
1,518 QCR Holdings, Inc. 88,636
351 RBB Bancorp 6,683
5,096 Renasant Corp. 171,633
1,809 Republic Bancorp, Inc., Class A 99,784
1,982 Riverview Bancorp, Inc. 12,685
3,285 S&T Bancorp, Inc. 109,785
4,043 Sandy Spring Bancorp, Inc. 110,131
579 SB Financial Group, Inc. 8,824
4,000 Seacoast Banking Corp of Florida 113,840
5,438 ServisFirst Bancshares, Inc. 362,334
2,960 Shore Bancshares, Inc. 42,180
1,997 Sierra Bancorp 45,032
11,160 Simmons First National Corp., Class A 221,414
389 South Plains Financial, Inc. 11,265
1,252 Southern First Bancshares, Inc.* 46,449
707 Southern Missouri Bancorp, Inc. 37,747
3,030 Southside Bancshares, Inc. 94,900
3,541 SouthState Corp. 299,037
4,561 Stellar Bancorp, Inc. 126,978
1,053 Sterling Bancorp, Inc.* 6,076
2,571 Stock Yards Bancorp, Inc. 132,381
682 Summit Financial Group, Inc. 20,931
1,323 Summit State Bank 15,876
3,508 Synovus Financial Corp. 132,076
1,409 Territorial Bancorp, Inc. 15,710
2,562 Texas Capital Bancshares, Inc.* 165,582
9,668 TFS Financial Corp. 142,023
491 Timberland Bancorp, Inc. 15,447
694 Tompkins Financial Corp. 41,800
7,007 Towne Bank 208,528
1,824 TriCo Bancshares 78,377
2,060 Triumph Financial, Inc.* 165,171
2,210 TrustCo Bank Corp. 68,621
5,665 Trustmark Corp. 157,940
2,644 UMB Financial Corp. 220,906
249 Union Bankshares, Inc. 7,632
450 United Bancshares, Inc. 8,618
12,736 United Bankshares, Inc. 478,237
10,718 United Community Banks, Inc. 313,609
916 United Security Bancshares 7,704
42 Unity Bancorp, Inc. 1,243
2,426 Univest Financial Corp. 53,445
18,424 Valley National Bancorp 200,085
1,563 Veritex Holdings, Inc. 36,371
6,187 WaFd, Inc. 203,924
1,921 Washington Trust Bancorp, Inc. 62,202
5,051 WesBanco, Inc. 158,450
1,569 West BanCorp, Inc. 33,263
1,354 Westamerica BanCorp 76,379
3,525 Western New England BanCorp, Inc. 31,725
5,944 Wintrust Financial Corp. 551,306
5,646 WSFS Financial Corp. 259,321
35 WVS Financial Corp. 445
Shares Value
Common Stocks, continued
Banks, continued
558 Zions Bancorp NA $ 24,479
23,980,341
Beverages (0.5%):
881 Boston Beer Co., Inc. (The), Class A* 304,465
551 Coca-Cola Consolidated, Inc. 511,548
2,000 MGP Ingredients, Inc. 197,040
2,943 National Beverage Corp.* 146,326
985 Willamette Valley Vineyards, Inc.* 5,221
1,164,600
Biotechnology (2.4%):
2,535 4D Molecular Therapeutics, Inc.* 51,359
1,733 AC Immune SA* 8,665
900 Adicet Bio, Inc.* 1,701
8,156 ADMA Biologics, Inc.* 36,865
3,308 Adverum Biotechnologies, Inc.* 2,490
5,190 Agios Pharmaceuticals, Inc.* 115,581
4,660 Aldeyra Therapeutics, Inc.* 16,357
13,711 Alkermes plc* 380,343
2,613 Allogene Therapeutics, Inc.* 8,388
3,616 AnaptysBio, Inc.* 77,455
2,497 Anika Therapeutics, Inc.* 56,582
2,476 Arcturus Therapeutics Holdings, Inc.* 78,068
629 Arcus Biosciences, Inc.* 12,014
2,958 Arcutis Biotherapeutics, Inc.* 9,554
6,613 Ardelyx, Inc.* 41,001
650 Arrowhead Pharmaceuticals, Inc.* 19,890
7,293 Avid Bioservices, Inc.* 47,404
5,639 Avidity Biosciences, Inc.* 51,033
1,742 Avita Medical, Inc.* 23,900
1,365 Beam Therapeutics, Inc.* 37,155
2,162 Black Diamond Therapeutics, Inc.* 6,075
3,255 Bluebird Bio, Inc.* 4,492
1,034 CareDx, Inc.* 12,408
1,851 Caribou Biosciences, Inc.* 10,606
142 CASI Pharmaceuticals Holdings, Inc.* 1,032
9,586 Catalyst Pharmaceuticals, Inc.* 161,141
1,100 Century Therapeutics, Inc.* 3,652
3,141 Cogent Biosciences, Inc.* 18,469
2,225 Crinetics Pharmaceuticals, Inc.* 79,165
3,121 CRISPR Therapeutics AG* 195,375
1,634 Cue Biopharma, Inc.* 4,314
2,020 Cullinan Oncology, Inc.* 20,584
4,970 Deciphera Pharmaceuticals, Inc.* 80,166
1,858 Denali Therapeutics, Inc.* 39,873
902 Dianthus Therapeutics, Inc.* 9,381
5,385 Dynavax Technologies Corp.* 75,282
2,838 Dyne Therapeutics, Inc.* 37,745
1,164 Eagle Pharmaceuticals, Inc.* 6,088
7,241 Editas Medicine, Inc.* 73,351
3,775 Emergent BioSolutions, Inc.* 9,060
2,404 Enanta Pharmaceuticals, Inc.* 22,622
12,115 Exelixis, Inc.* 290,639
2,705 G1 Therapeutics, Inc.* 8,250
2,547 Gritstone bio, Inc.* 5,196
5,188 Halozyme Therapeutics, Inc.* 191,748
6,467 Ideaya Biosciences, Inc.* 230,096
1,919 IGM Biosciences, Inc.*^ 15,947
592 ImmuCell Corp.* 2,990

AZL DFA U.S. Small Cap Fund
Schedule of Portfolio Investments
December 31, 2023
7
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Biotechnology, continued
1,574 Immuneering Corp., Class A* $ 11,569
1,281 Immunovant, Inc.* 53,969
2,885 Intellia Therapeutics, Inc.* 87,964
2,237 Iovance Biotherapeutics, Inc.* 18,187
7,896 Ironwood Pharmaceuticals, Inc.* 90,330
1,631 iTeos Therapeutics, Inc.* 17,859
2,004 KalVista Pharmaceuticals, Inc.* 24,549
613 Keros Therapeutics, Inc.* 24,373
514 Kiniksa Pharmaceuticals, Ltd., Class A* 9,016
2,490 Krystal Biotech, Inc.* 308,909
6,099 Kura Oncology, Inc.* 87,704
2,505 Kymera Therapeutics, Inc.* 63,777
5,865 MacroGenics, Inc.* 56,421
900 MediciNova, Inc.* 1,350
2,101 MeiraGTx Holdings plc* 14,749
1,843 Mersana Therapeutics, Inc.* 4,276
123 Mirati Therapeutics, Inc.* 7,226
901 Morphic Holding, Inc.* 26,021
1,617 Mural Oncology plc* 9,573
4,120 Myriad Genetics, Inc.* 78,857
4,899 Nurix Therapeutics, Inc.* 50,558
1,111 Olema Pharmaceuticals, Inc.* 15,587
14,857 PDL BioPharma, Inc.* 23,920
1,808 PMV Pharmaceuticals, Inc.* 5,605
6,654 Poseida Therapeutics, Inc.* 22,357
2,098 Protagonist Therapeutics, Inc.* 48,107
2,444 Prothena Corp. plc* 88,815
2,162 RAPT Therapeutics, Inc.* 53,726
5,356 REGENXBIO, Inc.* 96,140
1,964 Relay Therapeutics, Inc.* 21,624
427 Repare Therapeutics, Inc.* 3,117
4,849 Replimune Group, Inc.* 40,877
5,027 REVOLUTION Medicines, Inc.* 144,174
1,106 Rhythm Pharmaceuticals, Inc.* 50,843
2,920 Rocket Pharmaceuticals, Inc.* 87,512
4,519 Sage Therapeutics, Inc.* 97,927
10,666 Sangamo Therapeutics, Inc.* 5,795
1,550 Scholar Rock Holding Corp.* 29,140
4,069 SpringWorks Therapeutics, Inc.* 148,518
1,779 Stoke Therapeutics, Inc.* 9,358
1,873 Sutro Biopharma, Inc.* 8,035
1,710 Tango Therapeutics, Inc.* 16,929
446 Twist Bioscience Corp.* 16,440
7,073 Vanda Pharmaceuticals, Inc.* 29,848
2,332 Vaxart, Inc.* 1,336
3,248 Veracyte, Inc.* 89,352
683 Verastem, Inc.* 5,560
1,521 Vericel Corp.* 54,163
1,753 Viking Therapeutics, Inc.* 32,623
1,685 Voyager Therapeutics, Inc.* 14,221
5,839 Xencor, Inc.* 123,962
1,840 Y-mAbs Therapeutics, Inc.* 12,549
784 Zentalis Pharmaceuticals, Inc.* 11,878
5,148,827
Broadline Retail (0.6%):
1,321 Big Lots, Inc. 10,291
643 Dillard's, Inc., Class A^ 259,547
6,694 Kohl's Corp. 191,984
15,078 Macy's, Inc. 303,369
Shares Value
Common Stocks, continued
Broadline Retail, continued
6,409 Nordstrom, Inc. $ 118,246
3,884 Ollie's Bargain Outlet Holdings, Inc.* 294,757
16,641 Qurate Retail, Inc., Class A* 14,569
1,192,763
Building Products (2.0%):
6,564 AAON, Inc. 484,883
1,827 American Woodmark Corp.* 169,637
2,098 Apogee Enterprises, Inc. 112,054
4,193 Armstrong World Industries, Inc. 412,256
7,325 AZEK Co., Inc. (The)* 280,181
1,354 AZZ, Inc. 78,654
1,442 CSW Industrials, Inc. 299,085
2,928 Gibraltar Industries, Inc.* 231,253
2,150 Griffon Corp. 131,043
3,136 Hayward Holdings, Inc.* 42,650
2,035 Insteel Industries, Inc. 77,920
1,557 Janus International Group, Inc.* 20,319
8,072 JELD-WEN Holding, Inc.* 152,399
1,719 Masonite International Corp.* 145,531
1,917 Masterbrand, Inc.* 28,467
5,807 PGT Innovations, Inc.* 236,345
3,805 Quanex Building Products Corp. 116,319
9,360 Resideo Technologies, Inc.* 176,155
1,123 Simpson Manufacturing Co., Inc. 222,332
676 Tecnoglass, Inc. 30,900
3,275 Trex Co., Inc.* 271,137
3,722 UFP Industries, Inc. 467,297
4,186,817
Capital Markets (2.1%):
2,904 Affiliated Managers Group, Inc. 439,724
7,282 Artisan Partners Asset Management, Inc., Class A 321,719
6,324 AssetMark Financial Holdings, Inc.* 189,404
19,971 BGC Group, Inc., Class A 144,191
4,408 Brightsphere Investment Group, Inc. 84,457
4,088 Cohen & Steers, Inc. 309,584
393 Diamond Hill Investment Group, Inc. 65,077
2,795 Donnelley Financial Solutions, Inc.* 174,324
7,443 Federated Hermes, Inc. 252,020
3,783 Hamilton Lane, Inc., Class A 429,143
211 Hennessy Advisors, Inc. 1,416
762 Houlihan Lokey, Inc. 91,371
8,484 Janus Henderson Group plc 255,793
1,499 Lazard, Inc., Class A 52,165
5,313 Moelis & Co., Class A 298,219
7,734 Open Lending Corp.* 65,816
853 Oppenheimer Holdings, Inc., Class A 35,246
1,395 Piper Sandler Cos. 243,944
2,336 PJT Partners, Inc., Class A 237,968
850 Silvercrest Asset Management Group, Inc., Class A 14,450
2,326 StepStone Group, Inc., Class A 74,037
1,957 Stifel Financial Corp. 135,327
2,732 StoneX Group, Inc.* 201,704
207 Value Line, Inc. 10,091
681 Victory Capital Holdings, Inc., Class A 23,454
8,277 Virtu Financial, Inc., Class A 167,692
644 Virtus Investment Partners, Inc. 155,693
1,478 Westwood Holdings Group, Inc. 18,578

AZL DFA U.S. Small Cap Fund
Schedule of Portfolio Investments
December 31, 2023
8
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Capital Markets, continued
13,581 WisdomTree, Inc. $ 94,116
4,586,723
Chemicals (2.9%):
1,064 Advanced Emissions Solutions, Inc.* 3,171
2,655 AdvanSix, Inc. 79,544
2,222 Alto Ingredients, Inc.* 5,910
4,315 American Vanguard Corp. 47,335
4,688 Ashland, Inc. 395,245
7,916 Avient Corp. 329,068
3,167 Axalta Coating Systems, Ltd.* 107,583
2,790 Balchem Corp. 415,012
4,552 Cabot Corp. 380,092
11,207 Chemours Co. (The) 353,469
10,380 Ecovyst, Inc.* 101,413
21,690 Element Solutions, Inc. 501,907
2,229 Hawkins, Inc. 156,966
5,175 HB Fuller Co. 421,297
5,123 Huntsman Corp. 128,741
3,296 Ingevity Corp.* 155,637
2,240 Innospec, Inc. 276,058
2,142 Intrepid Potash, Inc.* 51,172
2,348 Koppers Holdings, Inc. 120,265
7,406 Kronos Worldwide, Inc. 73,616
14,300 Livent Corp.* 257,114
8,341 LSB Industries, Inc.* 77,655
6,267 Mativ Holdings, Inc. 95,948
2,943 Minerals Technologies, Inc. 209,865
774 NewMarket Corp. 422,472
505 Olin Corp. 27,245
4,870 Orion SA 135,045
958 Quaker Chemical Corp. 204,456
5,893 Rayonier Advanced Materials, Inc.* 23,867
3,508 Sensient Technologies Corp. 231,528
2,109 Stepan Co. 199,406
13,830 Tronox Holdings plc 195,833
6,183,935
Commercial Services & Supplies (1.8%):
5,686 ABM Industries, Inc. 254,903
9,986 ACCO Brands Corp. 60,715
675 Acme United Corp. 28,930
1,948 ACV Auctions, Inc., Class A* 29,512
3,837 Brady Corp., Class A 225,193
3,882 BrightView Holdings, Inc.* 32,686
3,525 Brink's Co. (The) 310,024
4,295 Casella Waste Systems, Inc.* 367,051
4,628 CECO Environmental Corp.* 93,856
2,718 Cimpress plc* 217,576
436 Civeo Corp. 9,963
325 CompX International, Inc. 8,216
2,746 Deluxe Corp. 58,902
3,383 Ennis, Inc. 74,122
4,634 Enviri Corp.* 41,706
7,473 Healthcare Services Group, Inc.* 77,495
3,889 HNI Corp. 162,677
7,503 Interface, Inc. 94,688
2,418 Liquidity Services, Inc.* 41,614
2,479 Matthews International Corp., Class A 90,855
2,673 MillerKnoll, Inc. 71,316
Shares Value
Common Stocks, continued
Commercial Services & Supplies, continued
1,198 Montrose Environmental Group, Inc.* $ 38,492
1,886 MSA Safety, Inc. 318,413
2,566 NL Industries, Inc. 14,395
7,507 OPENLANE, Inc.* 111,179
2,198 Perma-Fix Environmental Services, Inc.* 17,276
15,334 Pitney Bowes, Inc. 67,470
5,379 Quad/Graphics, Inc.* 29,154
2,243 SP Plus Corp.* 114,954
9,533 Steelcase, Inc., Class A 128,886
3,917 Stericycle, Inc.* 194,126
308 Tetra Tech, Inc. 51,414
1,404 UniFirst Corp. 256,806
2,033 Viad Corp.* 73,595
3,364 Virco Mfg. Corp. 40,469
1,804 VSE Corp. 116,556
3,925,185
Communications Equipment (0.8%):
1,444 Applied Optoelectronics, Inc.* 27,898
1,336 Aviat Networks, Inc.* 43,634
180 BK Technologies Corp.* 2,201
6,031 Calix, Inc.* 263,494
1,792 Cambium Networks Corp.* 10,752
3,575 Ciena Corp.* 160,911
588 Clearfield, Inc.* 17,099
1,983 Comtech Telecommunications Corp. 16,717
4,365 Digi International, Inc.* 113,490
1,222 DZS, Inc.* 2,407
9,501 Extreme Networks, Inc.* 167,598
10,628 Harmonic, Inc.* 138,589
6,719 Infinera Corp.* 31,915
3,767 KVH Industries, Inc.* 19,815
1,172 Lantronix, Inc.* 6,868
2,674 Lumentum Holdings, Inc.* 140,171
3,410 NETGEAR, Inc.* 49,718
6,389 NetScout Systems, Inc.* 140,239
2,391 Network-1 Technologies, Inc. 5,212
131 Optical Cable Corp.* 354
19,376 Ribbon Communications, Inc.* 56,190
19,090 Viavi Solutions, Inc.* 192,236
1,607,508
Construction & Engineering (1.7%):
2,929 Ameresco, Inc., Class A* 92,761
11,494 API Group Corp.* 397,692
4,304 Arcosa, Inc. 355,683
1,736 Argan, Inc. 81,227
268 Cadeler A/S, ADR* 4,931
1,746 Comfort Systems U.S.A., Inc. 359,100
1,234 Concrete Pumping Holdings, Inc.* 10,119
2,109 Construction Partners, Inc., Class A* 91,784
2,329 Dycom Industries, Inc.* 268,045
387 EMCOR Group, Inc. 83,371
5,634 Fluor Corp.* 220,684
4,440 Granite Construction, Inc. 225,818
8,770 Great Lakes Dredge & Dock Corp.* 67,354
2,133 IES Holdings, Inc.* 168,976
645 Limbach Holdings, Inc.* 29,328
263 MasTec, Inc.* 19,914
2,806 Matrix Service Co.* 27,443

AZL DFA U.S. Small Cap Fund
Schedule of Portfolio Investments
December 31, 2023
9
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Construction & Engineering, continued
8,407 MDU Resources Group, Inc. $ 166,459
1,455 MYR Group, Inc.* 210,437
1,279 Northwest Pipe Co.* 38,703
5,203 Orion Group Holdings, Inc.* 25,703
3,181 Primoris Services Corp. 105,641
3,094 Sterling Infrastructure, Inc.* 272,055
2,090 Tutor Perini Corp.* 19,019
1,223 Valmont Industries, Inc. 285,583
695 WillScot Mobile Mini Holdings Corp.* 30,927
3,658,757
Construction Materials (0.6%):
2,641 Eagle Materials, Inc. 535,700
2,101 Knife River Corp.* 139,044
10,645 Summit Materials, Inc., Class A* 409,407
466 United States Lime & Minerals, Inc. 107,343
1,191,494
Consumer Finance (1.3%):
1,070 Atlanticus Holdings Corp.* 41,377
4,441 Bread Financial Holdings, Inc. 146,287
1,688 Consumer Portfolio Services, Inc.* 15,817
357 Credit Acceptance Corp.* 190,185
2,212 Encore Capital Group, Inc.* 112,259
2,734 Enova International, Inc.* 151,354
6,061 EZCORP, Inc., Class A* 52,973
3,781 FirstCash Holdings, Inc. 409,823
5,932 Green Dot Corp., Class A* 58,727
1,592 LendingClub Corp.* 13,914
1,127 LendingTree, Inc.* 34,171
6,374 Navient Corp. 118,684
2,397 Nelnet, Inc., Class A 211,463
1,635 NerdWallet, Inc., Class A* 24,067
1,556 Nicholas Financial, Inc.* 10,627
7,867 OneMain Holdings, Inc. 387,056
964 Oportun Financial Corp.* 3,769
4,400 PRA Group, Inc.* 115,280
3,634 PROG Holdings, Inc.* 112,327
1,735 Regional Management Corp. 43,514
18,149 SLM Corp. 347,009
710 World Acceptance Corp.* 92,676
2,693,359
Consumer Staples Distribution & Retail (0.8%):
3,292 Andersons, Inc. (The) 189,422
3,641 Chefs' Warehouse, Inc. (The)* 107,155
5,307 Grocery Outlet Holding Corp.* 143,077
1,269 Ingles Markets, Inc., Class A 109,603
2,609 Natural Grocers by Vitamin Cottage, Inc. 41,744
2,666 PriceSmart, Inc. 202,029
4,321 SpartanNash Co. 99,167
9,056 Sprouts Farmers Market, Inc.* 435,684
6,288 United Natural Foods, Inc.* 102,054
1,673 Village Super Market, Inc., Class A 43,883
2,304 Weis Markets, Inc. 147,364
1,621,182
Containers & Packaging (0.7%):
1,906 Graphic Packaging Holding Co. 46,983
2,284 Greif, Inc., Class A 149,808
Shares Value
Common Stocks, continued
Containers & Packaging, continued
1,032 Greif, Inc., Class B $ 68,122
4,016 Myers Industries, Inc. 78,513
12,513 O-I Glass, Inc.* 204,963
5,335 Ranpak Holdings Corp.* 31,050
4,099 Sealed Air Corp. 149,695
7,385 Silgan Holdings, Inc. 334,171
5,968 Sonoco Products Co. 333,432
4,005 TriMas Corp. 101,447
1,498,184
Distributors (0.0%
†
):
12 AMCON Distributing Co. 2,340
1,626 Educational Development Corp.* 1,886
1,262 Weyco Group, Inc. 39,576
43,802
Diversified Consumer Services (1.4%):
8,950 2U, Inc.* 11,008
6,162 ADT, Inc. 42,025
4,203 Adtalem Global Education, Inc.* 247,767
1,366 American Public Education, Inc.* 13,182
916 Bright Horizons Family Solutions, Inc.* 86,324
2,057 Carriage Services, Inc. 51,446
8,867 Chegg, Inc.* 100,729
5,641 Coursera, Inc.* 109,266
2,164 European Wax Center, Inc., Class A* 29,409
6,387 Frontdoor, Inc.* 224,950
332 Graham Holdings Co., Class B 231,245
2,720 Grand Canyon Education, Inc.* 359,149
11,643 H&R Block, Inc. 563,172
4,565 Laureate Education, Inc. 62,586
7,411 OneSpaWorld Holdings, Ltd.* 104,495
7,117 Perdoceo Education Corp. 124,974
2,583 Rover Group, Inc.* 28,103
2,463 Strategic Education, Inc. 227,507
4,210 Stride, Inc.* 249,948
3,924 Universal Technical Institute, Inc.* 49,128
2,916,413
Diversified Telecommunication Services (0.5%):
2,223 Anterix, Inc.* 74,070
1,667 ATN International, Inc. 64,963
1,565 Bandwidth, Inc., Class A* 22,645
4,026 Cogent Communications Holdings, Inc. 306,218
5,491 Consolidated Communications Holdings, Inc.* 23,886
4,493 EchoStar Corp., Class A* 74,449
2,807 IDT Corp., Class B* 95,691
5,258 Iridium Communications, Inc. 216,419
3,452 Liberty Latin America, Ltd., Class A* 25,234
13,915 Liberty Latin America, Ltd., Class C* 102,136
1,745 Ooma, Inc.* 18,724
5,245 Shenandoah Telecommunications Co. 113,397
1,137,832
Electric Utilities (0.9%):
4,918 ALLETE, Inc. 300,785
3,043 Genie Energy, Ltd., Class B 85,600
8,791 Hawaiian Electric Industries, Inc. 124,744
3,498 IDACORP, Inc. 343,923
3,245 MGE Energy, Inc. 234,646

AZL DFA U.S. Small Cap Fund
Schedule of Portfolio Investments
December 31, 2023
10
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Electric Utilities, continued
3,462 Otter Tail Corp. $ 294,166
7,274 PNM Resources, Inc. 302,599
6,533 Portland General Electric Co. 283,140
513 Via Renewables, Inc.* 4,822
1,974,425
Electrical Equipment (1.1%):
79 Acuity Brands, Inc. 16,182
2,264 Allient, Inc. 68,395
2,221 American Superconductor Corp.* 24,742
11,274 Array Technologies, Inc.* 189,403
3,171 Atkore, Inc.* 507,360
1,326 Encore Wire Corp. 283,234
3,526 EnerSys 355,985
411 Espey Mfg. & Electronics Corp. 7,686
19,087 GrafTech International, Ltd. 41,801
2,894 LSI Industries, Inc. 40,747
2,523 nVent Electric plc 149,084
1,123 Powell Industries, Inc. 99,273
576 Preformed Line Products Co. 77,103
2,273 Sensata Technologies Holding plc 85,397
75 Servotronics, Inc.* 937
3,914 Shoals Technologies Group, Inc., Class A* 60,824
7,686 Sunrun, Inc.* 150,876
3,233 Thermon Group Holdings, Inc.* 105,299
3,104 Ultralife Corp.* 21,169
2,185 Vicor Corp.* 98,194
2,383,691
Electronic Equipment, Instruments & Components (3.3%):
3,813 Advanced Energy Industries, Inc. 415,312
5,456 Arlo Technologies, Inc.* 51,941
150 Arrow Electronics, Inc.* 18,337
7,732 Avnet, Inc. 389,693
2,316 Badger Meter, Inc. 357,521
254 Bel Fuse, Inc., Class A 16,286
740 Bel Fuse, Inc., Class B 49,410
3,529 Belden, Inc. 272,615
3,971 Benchmark Electronics, Inc. 109,758
311 Climb Global Solutions, Inc. 17,052
1,672 Coherent Corp.* 72,782
2,894 Crane NXT Co. 164,582
2,693 CTS Corp. 117,792
6,442 Daktronics, Inc.* 54,628
1,365 Data I/O Corp.* 4,013
1,751 ePlus, Inc.* 139,800
3,624 Fabrinet* 689,756
2,068 FARO Technologies, Inc.* 46,592
640 Frequency Electronics, Inc. 7,008
865 Identiv, Inc.* 7,128
2,832 Insight Enterprises, Inc.* 501,802
2,298 IPG Photonics Corp.* 249,425
3,939 Itron, Inc.* 297,434
2,808 Kimball Electronics, Inc.* 75,676
8,226 Knowles Corp.* 147,328
533 Littelfuse, Inc. 142,609
1,600 Luna Innovations, Inc.* 10,640
4,257 Methode Electronics, Inc. 96,762
1,358 Mirion Technologies, Inc.* 13,919
3,504 Napco Security Technologies, Inc. 120,012
Shares Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
3,256 nLight, Inc.* $ 43,956
2,813 Novanta, Inc.* 473,737
1,515 OSI Systems, Inc.* 195,511
1,684 PAR Technology Corp.* 73,321
2,619 PC Connection, Inc. 176,023
2,336 Plexus Corp.* 252,592
1,762 Rogers Corp.* 232,707
5,060 Sanmina Corp.* 259,932
3,050 ScanSource, Inc.* 120,810
3,056 SmartRent, Inc.* 9,749
9,276 TTM Technologies, Inc.* 146,654
10,916 Vishay Intertechnology, Inc. 261,657
1,643 Vishay Precision Group, Inc.* 55,977
6,043 Vontier Corp. 208,786
7,169,025
Energy Equipment & Services (2.2%):
16,528 Archrock, Inc. 254,531
3,515 Bristow Group, Inc.* 99,369
5,646 Cactus, Inc., Class A 256,328
11,410 ChampionX Corp. 333,286
4,409 Core Laboratories, Inc. 77,863
653 DMC Global, Inc.* 12,289
3,762 Dril-Quip, Inc.* 87,542
1,282 Expro Group Holdings NV* 20,409
782 Forum Energy Technologies, Inc.* 17,337
1,260 Geospace Technologies Corp.* 16,330
2,641 Gulf Island Fabrication, Inc.* 11,436
15,555 Helix Energy Solutions Group, Inc.* 159,905
9,996 Helmerich & Payne, Inc. 362,055
12,218 Liberty Energy, Inc. 221,635
595 Mammoth Energy Services, Inc.* 2,654
1,083 Nabors Industries, Ltd.* 88,405
5,473 National Energy Services Reunited Corp.* 33,385
1,299 Natural Gas Services Group, Inc.* 20,888
10,874 Newpark Resources, Inc.* 72,203
1,750 Nine Energy Service, Inc.* 4,690
888 NOV, Inc. 18,009
8,535 Oceaneering International, Inc.* 181,625
6,786 Oil States International, Inc.* 46,077
29,754 Patterson-UTI Energy, Inc. 321,343
12,578 ProPetro Holding Corp.* 105,404
19,536 RPC, Inc. 142,222
1,598 SEACOR Marine Holdings, Inc.* 20,119
9,033 Select Water Solutions, Inc. 68,560
1,537 Solaris Oilfield Infrastructure, Inc., Class A 12,235
24,726 TechnipFMC plc 497,982
8,903 TETRA Technologies, Inc.* 40,242
3,988 Tidewater, Inc.* 287,575
31,786 Transocean, Ltd.* 201,841
8,704 US Silica Holdings, Inc.* 98,442
3,853 Valaris, Ltd.* 264,200
3,663 Weatherford International plc* 358,351
4,816,767
Entertainment (0.4%):
4,252 Atlanta Braves Holdings, Inc., Class C* 168,294
1,562 Atlanta Braves Holdings, Inc., Class A* 66,822
7,111 Cinemark Holdings, Inc.* 100,194
2,527 FG Group Holdings, Inc.* 3,715

AZL DFA U.S. Small Cap Fund
Schedule of Portfolio Investments
December 31, 2023
11
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Entertainment, continued
6,033 IMAX Corp.* $ 90,616
5,688 Lions Gate Entertainment Corp., Class A* 61,999
12,011 Lions Gate Entertainment Corp., Class B* 122,392
1,260 Madison Square Garden Entertainment Corp.* 40,055
460 Madison Square Garden Sports Corp.* 83,642
1,570 Marcus Corp. (The) 22,891
2,680 Playstudios, Inc.* 7,263
7,114 Playtika Holding Corp.* 62,034
2,715 Reading International, Inc., Class A* 5,186
1,660 Sphere Entertainment Co.* 56,373
891,476
Financial Services (2.2%):
1,888 Acacia Research Corp.* 7,401
1,873 Affirm Holdings, Inc.* 92,039
500 Alerus Financial Corp. 11,195
2,519 A-Mark Precious Metals, Inc. 76,200
18,316 AvidXchange Holdings, Inc.* 226,935
622 BM Technologies, Inc.* 1,275
1,210 Cannae Holdings, Inc.* 23,607
4,597 Cantaloupe, Inc.* 34,064
1,466 Cass Information Systems, Inc. 66,043
9,515 Essent Group, Ltd. 501,821
3,213 Euronet Worldwide, Inc.* 326,087
5,239 EVERTEC, Inc. 214,485
1,005 Federal Agricultural Mortgage Corp. 192,176
5,994 Flywire Corp.* 138,761
2,986 I3 Verticals, Inc., Class A* 63,214
2,738 International Money Express, Inc.* 60,482
1,005 Jackson Financial, Inc., Class A 51,456
13,088 Marqeta, Inc., Class A* 91,354
4,042 Merchants Bancorp 172,108
13,325 MGIC Investment Corp. 257,039
3,941 Mr Cooper Group, Inc.* 256,638
5,682 NCR Atleos Corp.* 138,016
7,344 NMI Holdings, Inc., Class A* 217,970
1,437 Ocwen Financial Corp.* 44,202
5,782 Payoneer Global, Inc.* 30,124
2,338 Paysafe, Ltd.* 29,903
862 Paysign, Inc.* 2,414
2,637 PennyMac Financial Services, Inc. 233,032
4,780 Radian Group, Inc. 136,469
7,169 Remitly Global, Inc.* 139,222
4,573 Repay Holdings Corp.* 39,054
3,768 Security National Financial Corp., Class A* 33,912
3,309 Shift4 Payments, Inc., Class A* 245,991
2,577 Walker & Dunlop, Inc. 286,073
1,247 Waterstone Financial, Inc. 17,707
17,505 Western Union Co. (The) 208,660
4,667,129
Food Products (1.7%):
444 Alico, Inc. 12,912
4,537 B&G Foods, Inc. 47,638
2,392 Calavo Growers, Inc. 70,349
3,667 Cal-Maine Foods, Inc. 210,449
826 Darling Ingredients, Inc.* 41,168
2,411 Farmer Bros Co.* 7,378
13,296 Flowers Foods, Inc. 299,293
4,536 Fresh Del Monte Produce, Inc. 119,070
Shares Value
Common Stocks, continued
Food Products, continued
2,131 Freshpet, Inc.* $ 184,886
7,444 Hain Celestial Group, Inc. (The)* 81,512
2,212 Ingredion, Inc. 240,068
1,615 J & J Snack Foods Corp. 269,931
865 John B Sanfilippo & Son, Inc. 89,130
2,286 Lancaster Colony Corp. 380,368
2,759 Limoneira Co. 56,918
7,341 Pilgrim's Pride Corp.* 203,052
4,197 Post Holdings, Inc.* 369,588
1,220 Rocky Mountain Chocolate Factory, Inc.* 5,600
74 Seaboard Corp. 264,187
708 Seneca Foods Corp., Class A* 37,127
12 Seneca Foods Corp., Class B* 612
8,759 Simply Good Foods Co. (The)* 346,856
3,870 Tootsie Roll Industries, Inc. 128,639
4,199 TreeHouse Foods, Inc.* 174,049
797 Utz Brands, Inc. 12,943
5,157 Vital Farms, Inc.* 80,913
3,734,636
Gas Utilities (0.8%):
1,683 Chesapeake Utilities Corp. 177,775
4,076 National Fuel Gas Co. 204,493
8,691 New Jersey Resources Corp. 387,445
3,221 Northwest Natural Holding Co. 125,426
4,457 ONE Gas, Inc. 284,000
873 RGC Resources, Inc. 17,757
3,356 Southwest Gas Holdings, Inc. 212,602
4,473 Spire, Inc. 278,847
2,733 UGI Corp. 67,232
1,755,577
Ground Transportation (0.8%):
2,494 ArcBest Corp. 299,804
322 Avis Budget Group, Inc. 57,078
1,328 Covenant Logistics Group, Inc. 61,141
2,131 Daseke, Inc.* 17,261
4,045 Heartland Express, Inc. 57,682
4,262 Hertz Global Holdings, Inc.* 44,282
1,342 Landstar System, Inc. 259,878
5,246 Marten Transport, Ltd. 110,061
1,698 PAM Transportation Services, Inc.* 35,284
774 RXO, Inc.* 18,003
1,507 Ryder System, Inc. 173,395
334 Saia, Inc.* 146,366
4,258 Schneider National, Inc., Class B 108,366
2,327 Universal Logistics Holdings, Inc. 65,203
5,665 Werner Enterprises, Inc. 240,026
774 XPO, Inc.* 67,795
1,761,625
Health Care Equipment & Supplies (2.5%):
10,348 Accuray, Inc.* 29,285
2,365 AngioDynamics, Inc.* 18,542
2,193 Apyx Medical Corp.* 5,746
4,704 Artivion, Inc.* 84,108
4,319 AtriCure, Inc.* 154,145
141 Atrion Corp. 53,409
4,538 Avanos Medical, Inc.* 101,787
2,841 Axogen, Inc.* 19,404

AZL DFA U.S. Small Cap Fund
Schedule of Portfolio Investments
December 31, 2023
12
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
4,112 Axonics, Inc.* $ 255,890
2,651 CONMED Corp. 290,311
2,081 CytoSorbents Corp.* 2,310
1,803 DENTSPLY SIRONA, Inc. 64,169
1,118 Electromed, Inc.* 12,197
2,424 Embecta Corp. 45,886
4,017 Enovis Corp.* 225,032
6,467 Envista Holdings Corp.* 155,596
427 FONAR Corp.* 8,352
4,226 Glaukos Corp.* 335,925
4,266 Globus Medical, Inc.* 227,335
3,641 Haemonetics Corp.* 311,342
1,134 Inari Medical, Inc.* 73,619
1,790 Inogen, Inc.* 9,827
2,999 Integer Holdings Corp.* 297,141
7,233 Integra LifeSciences Holdings Corp.* 314,997
1,681 iRadimed Corp. 79,797
2,006 IRIDEX Corp.* 5,637
249 Kewaunee Scientific Corp.* 7,238
5,751 Lantheus Holdings, Inc.* 356,562
1,899 LeMaitre Vascular, Inc. 107,787
1,127 LENSAR, Inc.* 3,956
4,935 LivaNova plc* 255,337
4,826 Merit Medical Systems, Inc.* 366,583
314 OmniAb Operations, Inc. – Vesting 12.5*(a) —
314 OmniAb Operations, Inc. – Vesting 15 *(a) —
4,344 Omnicell, Inc.* 163,465
8,786 OraSure Technologies, Inc.* 72,045
4,817 Orthofix Medical, Inc.* 64,933
2,663 OrthoPediatrics Corp.* 86,574
1,571 Pulmonx Corp.* 20,030
175 QuidelOrtho Corp.* 12,897
400 Semler Scientific, Inc.* 17,716
1,010 SI-BONE, Inc.* 21,200
3,128 Sight Sciences, Inc.* 16,140
337 Silk Road Medical, Inc.* 4,135
4,332 STAAR Surgical Co.* 135,202
879 Surmodics, Inc.* 31,952
1,169 Tactile Systems Technology, Inc.* 16,717
2,471 Tandem Diabetes Care, Inc.* 73,092
671 UFP Technologies, Inc.* 115,439
550 Utah Medical Products, Inc. 46,321
4,899 Varex Imaging Corp.* 100,430
755 Zynex, Inc.* 8,222
5,285,762
Health Care Providers & Services (2.9%):
3,518 Acadia Healthcare Co., Inc.* 273,560
6,905 Accolade, Inc.* 82,929
1,235 AdaptHealth Corp.* 9,003
1,548 Addus HomeCare Corp.* 143,732
2,135 Amedisys, Inc.* 202,953
2,834 AMN Healthcare Services, Inc.* 212,210
6,453 Apollo Medical Holdings, Inc.* 247,150
19,092 Brookdale Senior Living, Inc.* 111,115
1,638 Castle Biosciences, Inc.* 35,348
17,271 Community Health Systems, Inc.* 54,058
1,286 CorVel Corp.* 317,912
3,547 Cross Country Healthcare, Inc.* 80,304
5,272 Encompass Health Corp. 351,748
Shares Value
Common Stocks, continued
Health Care Providers & Services, continued
2,372 Enhabit, Inc.* $ 24,550
4,811 Ensign Group, Inc. (The) 539,842
7,407 Enzo Biochem, Inc.* 10,296
774 Fulgent Genetics, Inc.* 22,376
5,537 HealthEquity, Inc.* 367,103
4,818 Hims & Hers Health, Inc.* 42,880
1,999 InfuSystem Holdings, Inc.* 21,070
1,190 Joint Corp. (The)* 11,436
1,339 ModivCare, Inc.* 58,903
1,428 National HealthCare Corp. 131,976
2,441 National Research Corp. 96,566
11,926 NeoGenomics, Inc.* 192,963
26,516 OPKO Health, Inc.* 40,039
14,802 Option Care Health, Inc.* 498,679
6,906 Owens & Minor, Inc.* 133,079
9,598 Patterson Cos., Inc. 273,063
10,007 Pediatrix Medical Group, Inc.* 93,065
3,565 Pennant Group, Inc. (The)* 49,625
3,801 PetIQ, Inc.* 75,070
10,308 Premier, Inc., Class A 230,487
429 Privia Health Group, Inc.* 9,880
2,623 Progyny, Inc.* 97,523
1,080 Psychemedics Corp. 3,197
2,061 R1 RCM, Inc.* 21,785
5,839 RadNet, Inc.* 203,022
10,830 Select Medical Holdings Corp. 254,505
10,156 Surgery Partners, Inc.* 324,890
2,123 Tenet Healthcare Corp.* 160,435
1,274 US Physical Therapy, Inc. 118,660
6,228,987
Health Care Technology (0.5%):
7,056 Certara, Inc.* 124,115
1,418 Definitive Healthcare Corp.* 14,095
4,294 Doximity, Inc., Class A* 120,404
8,570 Evolent Health, Inc., Class A* 283,067
3,819 GoodRx Holdings, Inc., Class A* 25,587
6,108 Health Catalyst, Inc.* 56,560
3,597 HealthStream, Inc. 97,227
1,239 iCAD, Inc.* 2,193
445 OptimizeRx Corp.* 6,368
2,741 Schrodinger, Inc.* 98,128
1,580 Simulations Plus, Inc. 70,705
7,069 Teladoc Health, Inc.* 152,337
10,578 Veradigm, Inc.* 110,963
1,161,749
Hotels, Restaurants & Leisure (2.4%):
3,277 Accel Entertainment, Inc.* 33,655
2,296 Aramark 64,518
4,213 Bally's Corp.* 58,729
3 Biglari Holdings, Inc., Class A* 2,382
319 Biglari Holdings, Inc., Class B* 52,613
2,366 BJ's Restaurants, Inc.* 85,200
6,673 Bloomin' Brands, Inc. 187,845
759 Bluegreen Vacations Holding Corp. 57,016
3,803 Brinker International, Inc.* 164,214
4,497 Carrols Restaurant Group, Inc. 35,436
2,100 Century Casinos, Inc.* 10,248
4,367 Cheesecake Factory, Inc. (The) 152,889

AZL DFA U.S. Small Cap Fund
Schedule of Portfolio Investments
December 31, 2023
13
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
2,078 Choice Hotels International, Inc. $ 235,437
2,161 Chuy's Holdings, Inc.* 82,615
1,809 Cracker Barrel Old Country Store, Inc. 139,438
3,429 Dave & Buster's Entertainment, Inc.* 184,652
6,787 Denny's Corp.* 73,843
795 Dine Brands Global, Inc. 39,472
557 Dutch Bros, Inc., Class A* 17,640
5,001 El Pollo Loco Holdings, Inc.* 44,109
100 Flanigan's Enterprises, Inc. 2,572
2,709 Full House Resorts, Inc.* 14,547
4,240 Hilton Grand Vacations, Inc.* 170,363
1,648 Inspired Entertainment, Inc.* 16,282
5,547 International Game Technology plc 152,043
1,587 Jack in the Box, Inc. 129,547
289 Kura Sushi USA, Inc., Class A* 21,964
3,042 Light & Wonder, Inc.* 249,779
2,879 Marriott Vacations Worldwide Corp. 244,398
538 Nathan's Famous, Inc. 41,969
1,669 Noodles & Co.* 5,257
1,436 Norwegian Cruise Line Holdings, Ltd.* 28,777
1,507 ONE Group Hospitality, Inc. (The)* 9,223
2,706 Papa John's International, Inc. 206,278
809 Penn Entertainment, Inc.* 21,050
2,005 Planet Fitness, Inc., Class A* 146,365
9,502 Playa Hotels & Resorts NV* 82,192
1,540 PlayAGS, Inc.* 12,982
2,311 Portillo's, Inc., Class A* 36,814
897 Potbelly Corp.* 9,347
300 RCI Hospitality Holdings, Inc. 19,878
1,368 Red Robin Gourmet Burgers, Inc.* 17,059
662 Red Rock Resorts, Inc., Class A 35,304
2,644 Sabre Corp.* 11,634
5,103 SeaWorld Entertainment, Inc.* 269,592
3,298 Shake Shack, Inc., Class A* 244,448
4,527 Six Flags Entertainment Corp.* 113,537
1,870 Soho House & Co., Inc.* 13,314
845 Sweetgreen, Inc., Class A* 9,549
632 Texas Roadhouse, Inc. 77,249
5,527 Travel + Leisure Co. 216,050
15,354 Wendy's Co. (The) 299,096
1,312 Wingstop, Inc. 336,633
2,164 Wyndham Hotels & Resorts, Inc. 174,007
5,161,050
Household Durables (2.8%):
608 Bassett Furniture Industries, Inc. 10,093
3,160 Beazer Homes U.S.A., Inc.* 106,776
713 Cavco Industries, Inc.* 247,140
3,006 Century Communities, Inc. 273,967
2,505 Ethan Allen Interiors, Inc. 79,960
820 Flexsteel Industries, Inc. 15,457
7,358 GoPro, Inc., Class A* 25,532
1,624 Green Brick Partners, Inc.* 84,351
2,142 Helen of Troy, Ltd.* 258,775
670 Hooker Furnishings Corp. 17,474
347 Hovnanian Enterprises, Inc., Class A* 54,000
2,314 Installed Building Products, Inc. 423,045
1,482 iRobot Corp.* 57,353
4,791 KB Home 299,246
1,138 Koss Corp.* 3,812
Shares Value
Common Stocks, continued
Household Durables, continued
4,680 La-Z-Boy, Inc. $ 172,786
1,413 Legacy Housing Corp.* 35,636
6,614 Leggett & Platt, Inc. 173,088
2,144 LGI Homes, Inc.* 285,495
2,522 Lifetime Brands, Inc. 16,923
625 Lovesac Co. (The)* 15,969
1,513 M/I Homes, Inc.* 208,401
6,707 MDC Holdings, Inc. 370,562
1,818 Meritage Homes Corp. 316,696
195 Mohawk Industries, Inc.* 20,182
6,102 Newell Brands, Inc. 52,965
9,527 Purple Innovation, Inc. 9,813
685 SharkNinja, Inc. 35,051
4,849 Skyline Champion Corp.* 360,087
9,581 Sonos, Inc.* 164,218
9,348 Taylor Morrison Home Corp.* 498,716
4,515 Tempur Sealy International, Inc. 230,129
633 Toll Brothers, Inc. 65,066
872 TopBuild Corp.* 326,355
8,624 Tri Pointe Homes, Inc.* 305,290
798 Universal Electronics, Inc.* 7,493
2,661 Vizio Holding Corp., Class A* 20,490
5,028 Worthington Enterprises, Inc. 289,361
5,937,753
Household Products (0.5%):
1,235 Central Garden & Pet Co.* 61,886
3,676 Central Garden & Pet Co., Class A* 161,891
780 Oil-Dri Corp. of America 52,322
7,981 Reynolds Consumer Products, Inc. 214,210
3,289 Spectrum Brands Holdings, Inc. 262,364
1,195 WD-40 Co. 285,689
1,038,362
Independent Power and Renewable Electricity Producers
(0.3%):
2,245 Clearway Energy, Inc., Class A 57,427
3,475 Clearway Energy, Inc., Class C 95,319
1,076 Montauk Renewables, Inc.* 9,587
5,289 Ormat Technologies, Inc. 400,853
11,366 Sunnova Energy International, Inc.*^ 173,332
736,518
Insurance (3.2%):
4,463 Ambac Financial Group, Inc.* 73,550
9,019 American Equity Investment Life Holding Co.* 503,260
2,102 AMERISAFE, Inc. 98,332
5,672 Assured Guaranty, Ltd. 424,436
5,537 Axis Capital Holdings, Ltd. 306,584
5,181 Brighthouse Financial, Inc.* 274,179
5,658 BRP Group, Inc., Class A* 135,905
451 CNO Financial Group, Inc. 12,583
2,876 Crawford & Co., Class A 37,906
3,445 Crawford & Co., Class B 45,061
3,777 Donegal Group, Inc., Class A 52,840
1,337 eHealth, Inc.* 11,659
2,911 Employers Holdings, Inc. 114,693
1,393 Enstar Group, Ltd.* 410,030
5,076 First American Financial Corp. 327,097
29,676 Genworth Financial, Inc.* 198,236

AZL DFA U.S. Small Cap Fund
Schedule of Portfolio Investments
December 31, 2023
14
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Insurance, continued
1,161 Goosehead Insurance, Inc., Class A* $ 88,004
4,998 Greenlight Capital Re, Ltd., Class A* 57,077
3,203 Hanover Insurance Group, Inc. (The) 388,908
489 HCI Group, Inc. 42,739
1,369 Heritage Insurance Holdings, Inc.* 8,926
4,168 Horace Mann Educators Corp. 136,294
135 Investors Title Co. 21,889
3,776 James River Group Holdings, Ltd. 34,890
5,318 Kemper Corp. 258,827
1,473 Kingstone Cos., Inc.* 3,137
350 Kinsale Capital Group, Inc. 117,218
2,079 Lincoln National Corp. 56,071
5,949 Maiden Holdings, Ltd.* 13,623
4,857 Mercury General Corp. 181,215
375 National Western Life Group, Inc., Class A 181,132
929 NI Holdings, Inc.* 12,068
376 Old Republic International Corp. 11,054
1,294 Primerica, Inc. 266,253
5,241 ProAssurance Corp. 72,273
3,174 RLI Corp. 422,523
1,548 Safety Insurance Group, Inc. 117,633
5,218 Selective Insurance Group, Inc. 519,087
12,459 SiriusPoint, Ltd.* 144,524
2,858 Stewart Information Services Corp. 167,907
4,224 Tiptree, Inc. 80,087
3,007 United Fire Group, Inc. 60,501
3,710 Universal Insurance Holdings, Inc. 59,286
244 White Mountains Insurance Group, Ltd. 367,222
6,916,719
Interactive Media & Services (0.7%):
3,144 Angi, Inc.* 7,829
5,206 Bumble, Inc., Class A* 76,736
8,288 Cargurus, Inc.* 200,238
5,622 Cars.com, Inc.* 106,649
2,200 DHI Group, Inc.* 5,698
2,393 Eventbrite, Inc., Class A* 20,005
673 MediaAlpha, Inc., Class A* 7,504
6,656 QuinStreet, Inc.* 85,330
3,102 Shutterstock, Inc. 149,765
1,095 Travelzoo* 10,435
9,123 TripAdvisor, Inc.* 196,418
11,137 TrueCar, Inc.* 38,534
3,726 Vimeo, Inc.* 14,606
7,027 Yelp, Inc.* 332,658
3,909 Ziff Davis, Inc.* 262,646
694 ZipRecruiter, Inc.* 9,647
3,908 ZoomInfo Technologies, Inc.* 72,259
1,596,957
IT Services (0.4%):
1,700 Brightcove, Inc.* 4,403
758 CSP, Inc. 15,160
2,734 DigitalOcean Holdings, Inc.* 100,310
6,761 DXC Technology Co.* 154,624
10,373 Edgio, Inc.* 3,553
6,592 Fastly, Inc., Class A* 117,338
4,258 Grid Dynamics Holdings, Inc.* 56,759
2,529 Hackett Group, Inc. (The) 57,585
1,300 Information Services Group, Inc. 6,123
Shares Value
Common Stocks, continued
IT Services, continued
8,725 Kyndryl Holdings, Inc.* $ 181,306
2,877 Perficient, Inc.* 189,364
4,235 Unisys Corp.* 23,801
910,326
Leisure Products (0.9%):
6,169 Acushnet Holdings Corp. 389,696
1,271 American Outdoor Brands, Inc.* 10,676
2,357 Brunswick Corp. 228,040
1,402 Escalade, Inc. 28,166
2,876 Funko, Inc., Class A* 22,231
519 Hasbro, Inc. 26,500
1,267 Johnson Outdoors, Inc., Class A 67,683
1,956 Malibu Boats, Inc., Class A* 107,228
3,527 Marine Products Corp. 40,208
1,734 MasterCraft Boat Holdings, Inc.* 39,258
8,431 Mattel, Inc.* 159,177
1,909 Polaris, Inc. 180,916
4,406 Smith & Wesson Brands, Inc. 59,745
2,044 Solo Brands, Inc., Class A* 12,591
10,855 Topgolf Callaway Brands Corp.* 155,661
4,296 Vista Outdoor, Inc.* 127,033
6,555 YETI Holdings, Inc.* 339,418
1,994,227
Life Sciences Tools & Services (0.5%):
2,742 10X Genomics, Inc., Class A* 153,442
13,233 Adaptive Biotechnologies Corp.* 64,842
674 Azenta, Inc.* 43,904
3,370 BioLife Solutions, Inc.* 54,762
2,937 Codexis, Inc.* 8,958
1,999 CryoPort, Inc.* 30,965
1,219 Cytek Biosciences, Inc.* 11,117
5,439 Harvard Bioscience, Inc.* 29,099
4,788 Maravai LifeSciences Holdings, Inc., Class A* 31,361
667 Medpace Holdings, Inc.* 204,455
522 Mesa Laboratories, Inc. 54,690
4,067 OmniAb, Inc.* 25,093
10,949 Pacific Biosciences of California, Inc.* 107,410
647 Personalis, Inc.* 1,359
3,541 Quanterix Corp.* 96,811
15,049 Sotera Health Co.* 253,576
1,171,844
Machinery (4.5%):
5,892 3D Systems Corp.* 37,414
1,034 Alamo Group, Inc. 217,336
2,622 Albany International Corp. 257,533
7,071 Allison Transmission Holdings, Inc. 411,179
806 Art's-Way Manufacturing Co., Inc.* 1,693
2,342 Astec Industries, Inc. 87,122
4,717 Barnes Group, Inc. 153,916
405 Chart Industries, Inc.* 55,214
2,716 Columbus McKinnon Corp. 105,978
4,961 Commercial Vehicle Group, Inc.* 34,777
1,917 Crane Co. 226,474
493 Donaldson Co., Inc. 32,217
2,646 Douglas Dynamics, Inc. 78,533
500 Eastern Co. (The) 11,000
5,334 Energy Recovery, Inc.* 100,493

AZL DFA U.S. Small Cap Fund
Schedule of Portfolio Investments
December 31, 2023
15
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Machinery, continued
4,682 Enerpac Tool Group Corp. $ 145,563
1,894 Enpro, Inc. 296,866
1,739 Esab Corp. 150,632
2,311 ESCO Technologies, Inc. 270,456
5,141 Federal Signal Corp. 394,520
11,772 Flowserve Corp. 485,242
3,813 Franklin Electric Co., Inc. 368,526
11,667 Gates Industrial Corp. plc* 156,571
2,514 Gencor Industries, Inc.* 40,576
1,794 Gorman-Rupp Co. (The) 63,741
459 Graham Corp.* 8,707
3,262 Greenbrier Cos., Inc. (The) 144,115
2,837 Helios Technologies, Inc. 128,658
4,894 Hillenbrand, Inc. 234,178
1,170 Hurco Cos., Inc. 25,190
1,014 Hyster-Yale Materials Handling, Inc. 63,061
219 ITT, Inc. 26,131
3,107 John Bean Technologies Corp. 308,991
951 Kadant, Inc. 266,575
7,094 Kennametal, Inc. 182,954
1,529 L.B. Foster Co., Class A* 33,623
1,058 Lindsay Corp. 136,651
3,189 Luxfer Holdings plc 28,510
3,228 Manitex International, Inc.* 28,213
2,653 Manitowoc Co., Inc. (The)* 44,279
589 Mayville Engineering Co., Inc.* 8,493
158 Middleby Corp. (The)* 23,253
1,424 Miller Industries, Inc. 60,221
9,434 Mueller Industries, Inc. 444,813
13,246 Mueller Water Products, Inc., Class A 190,742
3,562 NN, Inc.* 14,248
920 Omega Flex, Inc. 64,869
2,691 Oshkosh Corp. 291,731
1,229 Park-Ohio Holdings Corp. 33,134
2,556 Proto Labs, Inc.* 99,582
395 RBC Bearings, Inc.* 112,532
6,810 REV Group, Inc. 123,738
3,869 Shyft Group, Inc. (The) 47,279
3,392 SPX Technologies, Inc.* 342,626
952 Standex International Corp. 150,778
466 Taylor Devices, Inc.* 10,299
1,591 Tennant Co. 147,470
5,603 Terex Corp. 321,948
3,793 Timken Co. (The) 304,009
7,811 Titan International, Inc.* 116,228
7,208 Trinity Industries, Inc. 191,661
1,747 Twin Disc, Inc. 28,231
4,168 Wabash National Corp. 106,784
2,351 Watts Water Technologies, Inc., Class A 489,807
9,567,884
Marine Transportation (0.4%):
9,113 Costamare, Inc. 94,866
290 Eagle Bulk Shipping, Inc.^ 16,066
5,401 Genco Shipping & Trading, Ltd. 89,603
4,186 Kirby Corp.* 328,517
3,488 Matson, Inc. 382,285
911,337
Shares Value
Common Stocks, continued
Media (0.8%):
6,248 Altice U.S.A., Inc., Class A* $ 20,306
3,441 AMC Networks, Inc., Class A* 64,656
3,595 Boston Omaha Corp., Class A* 56,549
21 Cable One, Inc. 11,688
1,276 Cardlytics, Inc.* 11,752
391 comScore, Inc.* 6,530
139 Daily Journal Corp.* 47,374
976 DallasNews Corp. 4,168
10,295 Entravision Communications Corp., Class A 42,930
6,737 EW Scripps Co. (The), Class A* 53,829
1,002 Gambling.com Group, Ltd.* 9,770
5,880 Gannett Co, Inc.* 13,524
7,507 Gray Television, Inc. 67,263
1,608 iHeartMedia, Inc., Class A* 4,293
7,600 Integral Ad Science Holding Corp.* 109,364
4,285 John Wiley & Sons, Inc., Class A 136,006
5,805 Magnite, Inc.* 54,219
348 Marchex, Inc., Class B* 473
4,316 New York Times Co. (The), Class A 211,441
733 Nexstar Media Group, Inc. 114,898
2,614 PubMatic, Inc., Class A* 42,634
3,170 Scholastic Corp. 119,509
1,907 Sinclair, Inc. 24,848
7,113 Stagwell, Inc.* 47,159
3,284 TechTarget, Inc.* 114,480
10,206 TEGNA, Inc. 156,152
3,183 Thryv Holdings, Inc.* 64,774
4,009 WideOpenWest, Inc.* 16,236
1,626,825
Metals & Mining (2.2%):
817 Alcoa Corp. 27,778
1,395 Alpha Metallurgical Resources, Inc. 472,793
2,124 Ampco-Pittsburgh Corp.* 5,799
1,995 Arch Resources, Inc. 331,050
1,338 Ascent Industries Co.* 12,791
10,607 ATI, Inc.* 482,300
5,088 Carpenter Technology Corp. 360,230
10,293 Century Aluminum Co.* 124,957
27,193 Coeur Mining, Inc.* 88,649
9,748 Commercial Metals Co. 487,790
3,655 Compass Minerals International, Inc. 92,545
15,692 Ferroglobe plc* 102,155
515 Fortitude Gold Corp. 3,069
1,311 Haynes International, Inc. 74,793
49,711 Hecla Mining Co. 239,110
754 Kaiser Aluminum Corp. 53,677
1,808 Materion Corp. 235,275
937 McEwen Mining, Inc.* 6,756
10,635 MP Materials Corp.* 211,105
665 Olympic Steel, Inc. 44,356
418 Royal Gold, Inc. 50,561
2,761 Ryerson Holding Corp. 95,751
2,862 Schnitzer Steel Industries, Inc. 86,318
6,647 SunCoke Energy, Inc. 71,389
4,513 TimkenSteel Corp.* 105,830
2,908 Tredegar Corp. 15,732
9,051 United States Steel Corp. 440,331
1,458 Universal Stainless & Alloy Products, Inc.* 29,277
2,207 Warrior Met Coal, Inc. 134,561

AZL DFA U.S. Small Cap Fund
Schedule of Portfolio Investments
December 31, 2023
16
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Metals & Mining, continued
5,028 Worthington Steel, Inc.* $ 141,287
4,628,015
Multi-Utilities (0.4%):
6,708 Avista Corp. 239,744
5,511 Black Hills Corp. 297,319
5,408 Northwestern Energy Group, Inc. 275,213
1,588 Unitil Corp. 83,481
895,757
Oil, Gas & Consumable Fuels (4.1%):
2,827 Amplify Energy Corp.* 16,764
48,483 Antero Midstream Corp. 607,492
3,948 Ardmore Shipping Corp. 55,627
9,758 Berry Corp. 68,599
5,609 California Resources Corp. 306,700
4,863 Callon Petroleum Co.* 157,561
882 Centrus Energy Corp., Class A* 47,990
735 Chord Energy Corp. 122,179
1,004 Civitas Resources, Inc. 68,654
21,990 Clean Energy Fuels Corp.* 84,222
16,206 CNX Resources Corp.* 324,120
17,410 Comstock Resources, Inc. 154,078
3,124 CONSOL Energy, Inc. 314,056
8,027 CVR Energy, Inc. 243,218
6,165 Delek US Holdings, Inc. 159,057
15,281 DHT Holdings, Inc. 149,907
4,504 Dorian LPG, Ltd. 197,590
2,631 DT Midstream, Inc. 144,179
3,500 Encore Energy Corp.* 13,755
35,592 EnLink Midstream LLC 432,799
15,991 Equitrans Midstream Corp. 162,788
2,943 Evolution Petroleum Corp. 17,099
5,794 FutureFuel Corp. 35,228
5,232 Green Plains, Inc.* 131,951
741 Gulfport Energy Corp.* 98,701
3,562 International Seaways, Inc. 162,000
2,495 Kinetik Holdings, Inc. 83,333
35,919 Kosmos Energy, Ltd.* 241,016
13,505 Magnolia Oil & Gas Corp., Class A 287,521
4,763 Matador Resources Co. 270,824
8,623 Murphy Oil Corp. 367,857
245 NACCO Industries, Inc., Class A 8,942
2,052 New Fortress Energy, Inc. 77,422
19,107 Nordic American Tankers, Ltd. 80,249
897 Northern Oil and Gas, Inc. 33,252
5,300 Overseas Shipholding Group, Inc., Class A 27,931
5,769 Par Pacific Holdings, Inc.* 209,819
10,052 PBF Energy, Inc., Class A 441,886
11,090 Peabody Energy Corp. 269,709
2,641 Permian Resources Corp. 35,918
2,410 PHX Minerals, Inc. 7,760
6 PrimeEnergy Resources Corp.* 638
5,480 Range Resources Corp. 166,811
1,817 REX American Resources Corp.* 85,944
4,515 SandRidge Energy, Inc. 61,720
4,942 Scorpio Tankers, Inc. 300,474
11,301 SFL Corp., Ltd. 127,475
982 SilverBow Resources, Inc.* 28,557
3,500 Sitio Royalties Corp., Class A 82,285
Shares Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
11,810 SM Energy Co. $ 457,283
40,654 Southwestern Energy Co.* 266,284
8,844 Talos Energy, Inc.* 125,850
6,156 Teekay Corp.* 44,015
2,668 Teekay Tankers, Ltd., Class A 133,320
1,542 Vital Energy, Inc.* 70,146
11,767 W&T Offshore, Inc. 38,360
5,268 World Kinect Corp. 120,005
8,828,920
Paper & Forest Products (0.3%):
1,958 Clearwater Paper Corp.* 70,723
3,299 Glatfelter Corp.* 6,400
6,048 Louisiana-Pacific Corp. 428,380
7,454 Mercer International, Inc. 70,664
851 Sylvamo Corp. 41,792
617,959
Passenger Airlines (0.7%):
11,450 Alaska Air Group, Inc.* 447,351
1,668 Allegiant Travel Co. 137,793
1,769 Copa Holdings SA, Class A 188,062
1,436 Frontier Group Holdings, Inc.* 7,841
6,778 Hawaiian Holdings, Inc.* 96,248
25,978 JetBlue Airways Corp.* 144,178
4,173 SkyWest, Inc.* 217,831
7,810 Spirit Airlines, Inc. 128,006
2,159 Sun Country Airlines Holdings, Inc.* 33,961
1,401,271
Personal Care Products (0.9%):
3,738 Beauty Health Co. (The)* 11,625
10,969 BellRing Brands, Inc.* 608,012
4,686 Edgewell Personal Care Co. 171,648
2,478 elf Beauty, Inc.* 357,674
4,508 Herbalife, Ltd.* 68,792
2,661 Inter Parfums, Inc. 383,211
900 Lifevantage Corp. 5,400
1,046 Medifast, Inc. 70,312
1,387 Natural Alternatives International, Inc.* 8,904
369 Natural Health Trends Corp. 2,155
2,335 Nature's Sunshine Products, Inc.* 40,372
4,261 Nu Skin Enterprises, Inc., Class A 82,749
340 United-Guardian, Inc. 2,448
1,873 USANA Health Sciences, Inc.* 100,393
1,913,695
Pharmaceuticals (1.2%):
1,113 Aclaris Therapeutics, Inc.* 1,169
9,876 Amneal Pharmaceuticals, Inc.* 59,947
3,800 Amphastar Pharmaceuticals, Inc.* 235,030
1,824 ANI Pharmaceuticals, Inc.* 100,575
464 Arvinas, Inc.* 19,098
1,693 Assertio Holdings, Inc.* 1,812
2,880 Cara Therapeutics, Inc.* 2,140
961 Catalent, Inc.* 43,178
3,130 Collegium Pharmaceutical, Inc.* 96,341
8,031 Corcept Therapeutics, Inc.* 260,847
3,415 Cumberland Pharmaceuticals, Inc.* 5,942
5,512 Cymabay Therapeutics, Inc.* 130,193

AZL DFA U.S. Small Cap Fund
Schedule of Portfolio Investments
December 31, 2023
17
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Pharmaceuticals, continued
6,570 Elanco Animal Health, Inc.* $ 97,893
1,163 EyePoint Pharmaceuticals, Inc.* 26,877
4,130 Harmony Biosciences Holdings, Inc.* 133,399
1,617 Harrow, Inc.* 18,110
7,015 Innoviva, Inc.* 112,521
1,693 Ligand Pharmaceuticals, Inc.* 120,914
10,744 Nektar Therapeutics* 6,070
882 NGM Biopharmaceuticals, Inc.* 758
7,543 Organon & Co. 108,770
4,377 Pacira BioSciences, Inc.* 147,680
9,320 Perrigo Co. plc 299,918
2,388 Phibro Animal Health Corp., Class A 27,653
4,591 Prestige Consumer Healthcare, Inc.* 281,061
420 Relmada Therapeutics, Inc.* 1,739
911 scPharmaceuticals, Inc.*^ 5,712
5,073 SIGA Technologies, Inc. 28,409
4,909 Supernus Pharmaceuticals, Inc.* 142,066
2,116 Taro Pharmaceutical Industries, Ltd.* 88,407
3,288 Terns Pharmaceuticals, Inc.* 21,339
352 Ventyx Biosciences, Inc.* 869
2,626,437
Professional Services (2.8%):
4,207 Alight, Inc., Class A* 35,886
5,191 ASGN, Inc.* 499,218
935 Asure Software, Inc.* 8,901
670 Barrett Business Services, Inc. 77,586
409 CACI International, Inc., Class A* 132,459
4,344 CBIZ, Inc.* 271,891
3,175 Clarivate plc* 29,401
1,221 Concentrix Corp. 119,914
24,230 Conduent, Inc.* 88,440
490 CRA International, Inc. 48,436
2,395 CSG Systems International, Inc. 127,438
9,712 Dun & Bradstreet Holdings, Inc. 113,630
13,683 ExlService Holdings, Inc.* 422,121
3,948 Exponent, Inc. 347,582
2,254 Forrester Research, Inc.* 60,430
1,460 Franklin Covey Co.* 63,554
102 FTI Consulting, Inc.* 20,313
2,037 Genpact, Ltd. 70,704
2,543 Heidrick & Struggles International, Inc. 75,095
1,095 HireRight Holdings Corp.* 14,728
1,874 Huron Consulting Group, Inc.* 192,647
1,077 IBEX Holdings, Ltd.* 20,474
1,636 ICF International, Inc. 219,371
2,835 Insperity, Inc. 332,319
668 KBR, Inc. 37,014
3,977 Kelly Services, Inc., Class A 85,983
1,724 Kforce, Inc. 116,473
4,729 Korn Ferry 280,666
2,210 Legalzoom.com, Inc.* 24,973
1,919 ManpowerGroup, Inc. 152,503
1,332 Mastech Digital, Inc.* 11,226
3,715 Maximus, Inc. 311,540
3,943 Mistras Group, Inc.* 28,863
1,409 NV5 Global, Inc.* 156,568
4,733 Parsons Corp.* 296,806
1,117 Paycor HCM, Inc.* 24,116
10,167 Planet Labs PBC* 25,112
Shares Value
Common Stocks, continued
Professional Services, continued
4,105 Resources Connection, Inc. $ 58,168
3,126 Science Applications International Corp. 388,624
1,400 TaskUS, Inc., Class A* 18,298
2,657 TriNet Group, Inc.* 315,997
3,174 TrueBlue, Inc.* 48,689
4,590 TTEC Holdings, Inc. 99,465
1,200 Upwork, Inc.* 17,844
8,419 Verra Mobility Corp.* 193,890
505 Willdan Group, Inc.* 10,858
6,096,214
Real Estate Management & Development (0.9%):
1,580 AMREP Corp.* 34,713
3,740 Anywhere Real Estate, Inc.* 30,331
395 CKX Lands, Inc.* 5,121
10,668 Compass, Inc., Class A* 40,112
15,704 Cushman & Wakefield plc* 169,603
719 DigitalBridge Group, Inc. 12,611
12,237 Douglas Elliman, Inc. 36,099
913 eXp World Holdings, Inc. 14,170
1,627 Five Point Holdings LLC, Class A* 4,995
5,226 Forestar Group, Inc.* 172,824
971 FRP Holdings, Inc.* 61,056
4,346 Howard Hughes Holdings, Inc.* 371,800
10 J.W. Mays, Inc.* 425
12,649 Kennedy-Wilson Holdings, Inc. 156,595
3,651 Marcus & Millichap, Inc. 159,476
1,035 Maui Land & Pineapple Co., Inc.* 16,446
17,049 Newmark Group, Inc., Class A 186,857
1,207 Rafael Holdings, Inc., Class B* 2,209
688 RE/MAX Holdings, Inc. 9,171
2,198 RMR Group, Inc. (The), Class A 62,049
5,494 St Joe Co. (The) 330,629
308 Stratus Properties, Inc.* 8,889
3,773 Tejon Ranch Co.* 64,896
1,951,077
Semiconductors & Semiconductor Equipment (3.1%):
1,931 Aehr Test Systems* 51,229
3,402 Allegro MicroSystems, Inc.* 102,979
2,944 Alpha & Omega Semiconductor, Ltd.* 76,721
3,209 Ambarella, Inc.* 196,680
11,837 Amkor Technology, Inc. 393,817
1,301 Amtech Systems, Inc.* 5,464
2,714 Axcelis Technologies, Inc.* 351,979
2,777 AXT, Inc.* 6,665
2,382 CEVA, Inc.* 54,095
4,868 Cirrus Logic, Inc.* 404,969
4,518 Cohu, Inc.* 159,892
1,506 Credo Technology Group Holding, Ltd.* 29,322
3,895 Diodes, Inc.* 313,625
2,057 Everspin Technologies, Inc.* 18,595
7,567 FormFactor, Inc.* 315,620
4,679 GSI Technology, Inc.* 12,353
3,150 Ichor Holdings, Ltd.* 105,934
1,349 inTEST Corp.* 18,346
5,112 Kulicke & Soffa Industries, Inc. 279,729
4,502 MACOM Technology Solutions Holdings, Inc.* 418,461
4,444 Magnachip Semiconductor Corp.* 33,330
7,379 MaxLinear, Inc.* 175,399

AZL DFA U.S. Small Cap Fund
Schedule of Portfolio Investments
December 31, 2023
18
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
3,121 Navitas Semiconductor Corp.* $ 25,186
739 NVE Corp. 57,960
4,925 Onto Innovation, Inc.* 753,032
3,423 PDF Solutions, Inc.* 110,015
3,465 Photronics, Inc.* 108,697
2,109 Pixelworks, Inc.* 2,763
4,754 Power Integrations, Inc. 390,351
3,555 Rambus, Inc.* 242,629
5,490 Semtech Corp.* 120,286
2,296 Silicon Laboratories, Inc.* 303,692
463 SiTime Corp.* 56,523
2,252 SMART Global Holdings, Inc.* 42,630
3,563 Synaptics, Inc.* 406,467
4,350 Ultra Clean Holdings, Inc.* 148,509
1,328 Universal Display Corp. 253,993
4,871 Veeco Instruments, Inc.* 151,147
6,699,084
Software (3.8%):
8,280 A10 Networks, Inc. 109,048
9,516 ACI Worldwide, Inc.* 291,190
9,800 Adeia, Inc. 121,422
2,830 Agilysys, Inc.* 240,041
4,477 Alarm.com Holdings, Inc.* 289,304
631 Alkami Technology, Inc.* 15,302
5,271 Altair Engineering, Inc., Class A* 443,555
5,064 American Software, Inc., Class A 57,223
796 Appfolio, Inc., Class A* 137,899
1,884 AvePoint, Inc.* 15,468
2,785 Aware, Inc.* 4,623
4,494 Blackbaud, Inc.* 389,630
11,848 Box, Inc., Class A* 303,427
1,432 Braze, Inc., Class A* 76,082
4,607 CCC Intelligent Solutions Holdings, Inc.* 52,474
2,942 Cerence, Inc.* 57,840
7,140 Cleanspark, Inc.* 78,754
1,609 Cognyte Software, Ltd.* 10,346
3,427 CommVault Systems, Inc.* 273,646
2,247 Consensus Cloud Solutions, Inc.* 58,894
7,972 DoubleVerify Holdings, Inc.* 293,210
5,396 E2open Parent Holdings, Inc.* 23,688
3,520 Ebix, Inc.* 3,661
1,400 eGain Corp.* 11,662
1,283 EngageSmart, Inc.* 29,381
4,266 Envestnet, Inc.* 211,252
1,893 Everbridge, Inc.* 46,019
5,067 Freshworks, Inc., Class A* 119,024
2,787 Guidewire Software, Inc.* 303,894
2,645 HashiCorp, Inc., Class A* 62,528
1,910 Informatica, Inc., Class A* 54,225
1,029 Intapp, Inc.* 39,123
2,150 InterDigital, Inc. 233,361
6,619 Jamf Holding Corp.* 119,539
4,429 JFrog, Ltd.* 153,288
6,678 LiveRamp Holdings, Inc.* 252,963
9,933 Matterport, Inc.* 26,720
594 MeridianLink, Inc.* 14,713
4,178 Mitek Systems, Inc.* 54,481
2,242 Model N, Inc.* 60,377
3,696 N-able, Inc.* 48,972
Shares Value
Common Stocks, continued
Software, continued
1,206 nCino, Inc.* $ 40,558
11,365 NCR Voyix Corp.* 192,182
4,082 Olo, Inc., Class A* 23,349
2,642 ON24, Inc. 20,819
3,431 OneSpan, Inc.* 36,780
6,795 PowerSchool Holdings, Inc.* 160,090
3,574 Progress Software Corp. 194,068
1,186 Q2 Holdings, Inc.* 51,484
3,599 Qualys, Inc.* 706,412
7,922 Rimini Street, Inc.* 25,905
1,258 Riot Platforms, Inc.* 19,461
3,449 Sapiens International Corp. NV 99,814
3,421 SentinelOne, Inc., Class A* 93,872
1,900 Smith Micro Software, Inc.* 1,569
5,797 SolarWinds Corp.* 72,404
539 SoundThinking, Inc.* 13,766
2,369 Sprinklr, Inc., Class A* 28,523
2,387 SPS Commerce, Inc.* 462,696
6 Synchronoss Technologies, Inc.* 37
7,634 Teradata Corp.* 332,155
3,856 Terawulf, Inc.* 9,254
870 Upland Software, Inc.* 3,680
1,495 Varonis Systems, Inc.* 67,694
5,881 Verint Systems, Inc.* 158,963
3,188 Xperi, Inc.* 35,132
5,793 Yext, Inc.* 34,121
8,073,037
Specialty Retail (3.4%):
1,021 1-800-Flowers.com, Inc., Class A* 11,006
3,889 Aaron's Co., Inc. (The) 42,312
5,571 Abercrombie & Fitch Co.* 491,474
5,892 Academy Sports & Outdoors, Inc. 388,872
21,337 American Eagle Outfitters, Inc. 451,491
840 America's Car-Mart, Inc.* 63,647
1,082 Arhaus, Inc.* 12,822
7,086 Arko Corp. 58,460
1,769 Asbury Automotive Group, Inc.* 397,972
2,474 AutoNation, Inc.* 371,545
5,705 Barnes & Noble Education, Inc.* 8,500
1,989 Beyond, Inc.* 55,075
1,634 Big 5 Sporting Goods Corp. 10,360
2,497 Boot Barn Holdings, Inc.* 191,670
3,986 Buckle, Inc. (The) 189,415
1,732 Build-A-Bear Workshop, Inc. 39,819
3,535 Caleres, Inc. 108,631
407 Camping World Holdings, Inc., Class A 10,688
2,166 CarParts.com, Inc.* 6,845
1,799 Cato Corp. (The), Class A 12,845
2,631 Chico's FAS, Inc.* 19,943
1,618 Children's Place, Inc. (The)* 37,570
1,682 Citi Trends, Inc.* 47,567
2,251 Conn's, Inc.* 9,994
4,201 Container Store Group, Inc. (The)* 9,578
5,322 Designer Brands, Inc., Class A 47,100
4,253 Destination XL Group, Inc.* 18,713
738 Duluth Holdings, Inc., Class B* 3,970
8,313 Foot Locker, Inc. 258,950
3,793 GameStop Corp., Class A*^ 66,491
8,222 Gap, Inc. (The) 171,922

AZL DFA U.S. Small Cap Fund
Schedule of Portfolio Investments
December 31, 2023
19
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Specialty Retail, continued
1,751 Genesco, Inc.* $ 61,653
753 Group 1 Automotive, Inc. 229,469
4,262 Guess?, Inc. 98,282
1,984 Haverty Furniture Cos., Inc. 70,432
1,265 Hibbett, Inc. 91,105
861 J. Jill, Inc.* 22,197
1,300 Lands' End, Inc.* 12,428
8,685 Leslie's, Inc.* 60,013
1,529 LL Flooring Holdings, Inc.* 5,963
1,251 MarineMax, Inc.* 48,664
3,233 Monro, Inc. 94,856
1,320 Murphy U.S.A., Inc. 470,659
6,975 National Vision Holdings, Inc.* 145,987
2,301 ODP Corp. (The)* 129,546
443 OneWater Marine, Inc.* 14,969
3,370 PetMed Express, Inc. 25,477
2,414 Revolve Group, Inc.* 40,024
297 RH* 86,570
9,361 Sally Beauty Holdings, Inc.* 124,314
3,524 Shoe Carnival, Inc. 106,460
3,947 Signet Jewelers, Ltd. 423,355
2,863 Sleep Number Corp.* 42,458
1,077 Sonic Automotive, Inc., Class A 60,538
5,038 Sportsman's Warehouse Holdings, Inc.* 21,462
3,300 Stitch Fix, Inc., Class A* 11,781
1,307 Tile Shop Holdings, Inc.* 9,620
2,271 Tilly's, Inc., Class A* 17,123
4,699 Upbound Group, Inc. 159,625
7,876 Urban Outfitters, Inc.* 281,094
8,308 Valvoline, Inc.* 312,215
3,486 Victoria's Secret & Co.* 92,518
924 Warby Parker, Inc., Class A* 13,028
345 Winmark Corp. 144,055
2,194 Zumiez, Inc.* 44,626
7,187,813
Technology Hardware, Storage & Peripherals (0.2%):
1,308 AstroNova, Inc.* 21,268
1,682 Corsair Gaming, Inc.* 23,716
1,518 Immersion Corp. 10,717
1,673 Intevac, Inc.* 7,228
2,058 IonQ, Inc.*^ 25,499
4,629 Stratasys, Ltd.* 66,102
1,590 TransAct Technologies, Inc.* 11,098
600 Turtle Beach Corp.* 6,570
9,858 Xerox Holdings Corp. 180,697
352,895
Textiles, Apparel & Luxury Goods (1.4%):
4,805 Capri Holdings, Ltd.* 241,403
3,008 Carter's, Inc. 225,269
4,005 Columbia Sportswear Co. 318,558
1,656 Crocs, Inc.* 154,687
2,291 Culp, Inc.* 13,265
9,256 Figs, Inc., Class A* 64,329
2,091 Fossil Group, Inc.* 3,053
5,172 G-III Apparel Group, Ltd.* 175,744
5,770 Hanesbrands, Inc.* 25,734
4,221 Kontoor Brands, Inc. 263,475
816 Lakeland Industries, Inc. 15,129
Shares Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
4,068 Levi Strauss & Co., Class A $ 67,285
1,625 Movado Group, Inc. 48,994
1,227 Oxford Industries, Inc. 122,700
3,974 PVH Corp. 485,305
674 Rocky Brands, Inc. 20,341
6,920 Steven Madden, Ltd. 290,640
418 Superior Group of Cos., Inc. 5,643
3,324 Tapestry, Inc. 122,356
11,206 Under Armour, Inc., Class A* 98,501
11,499 Under Armour, Inc., Class C* 96,017
957 Unifi, Inc.* 6,374
1,916 Vera Bradley, Inc.* 14,753
4,637 VF Corp. 87,175
6,915 Wolverine World Wide, Inc. 61,474
3,028,204
Tobacco (0.2%):
763 Turning Point Brands, Inc. 20,082
2,298 Universal Corp. 154,702
13,115 Vector Group, Ltd. 147,937
322,721
Trading Companies & Distributors (2.2%):
9,894 Air Lease Corp. 414,954
3,201 Alta Equipment Group, Inc. 39,596
3,454 Applied Industrial Technologies, Inc. 596,471
4,936 Beacon Roofing Supply, Inc.* 429,531
1,029 BlueLinx Holdings, Inc.* 116,596
2,610 Boise Cascade Co. 337,630
1,758 DXP Enterprises, Inc.* 59,245
1,975 EVI Industries, Inc.^ 46,867
3,079 GATX Corp. 370,157
4,153 Global Industrial Co. 161,302
1,159 GMS, Inc.* 95,536
2,840 H&E Equipment Services, Inc. 148,589
2,230 Herc Holdings, Inc. 332,025
2,500 Hudson Technologies, Inc.* 33,725
2,160 McGrath RentCorp 258,379
9,914 MRC Global, Inc.* 109,153
4,207 MSC Industrial Direct Co., Inc. 426,001
9,484 NOW, Inc.* 107,359
5,493 Rush Enterprises, Inc., Class A 276,298
1,314 Rush Enterprises, Inc., Class B 69,616
681 SiteOne Landscape Supply, Inc.* 110,662
2,818 Titan Machinery, Inc.* 81,384
949 Transcat, Inc.* 103,754
576 WESCO International, Inc. 100,155
4,824,985
Water Utilities (0.5%):
3,041 American States Water Co. 244,557
933 Artesian Resources Corp., Class A 38,673
4,896 California Water Service Group 253,955
1,256 Consolidated Water Co., Ltd. 44,714
1,516 Middlesex Water Co. 99,480
3,435 Pure Cycle Corp.* 35,964
2,786 SJW Group 182,065
1,701 York Water Co. (The) 65,693
965,101

AZL DFA U.S. Small Cap Fund
Schedule of Portfolio Investments
December 31, 2023
20
See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of December 31, 2023 .
Shares Value
Common Stocks, continued
Wireless Telecommunication Services (0.2%):
8,428 Gogo, Inc.* $ 85,376
2,722 Spok Holdings, Inc. 42,137
11,047 Telephone and Data Systems, Inc. 202,712
3,950 United States Cellular Corp.* 164,083
494,308
Total Common Stocks (Cost $182,582,228) 214,557,986
Preferred Stocks (0.0%
†
):
Media (0.0%
†
):
430 Liberty Broadband Corp., Series A, 7.00% 9,481
Trading Companies & Distributors (0.0%
†
):
2,540 WESCO International, Inc., Series A, 10.63% 67,107
Total Preferred Stocks (Cost $70,827) 76,588
Rights (0.0%
†
):
Diversified Telecommunication Services (0.0%
†
):
79 Communications Systems I CVR, Expires on 1/1/29* 104
Health Care Providers & Services (0.0%
†
):
1,262 Albireo Pharma, Inc. CVR, Expires on 3/2/26* 6,828
5,276 Chinook Therapeutics CVR, Expires on 1/1/26* 1,530
2,004 Chinook Therapeutics CVR, Expires on 12/31/49* 3,948
Shares Value
Rights, continued
Health Care Providers & Services, continued
8,452 Xeris BioPharma Hold CVR, Expires on 10/6/49* $ 2,259
14,565
Household Products (0.0%
†
):
9,500 Spectrum - Crv CVR, Expires on 1/1/26* —
Paper & Forest Products (0.0%
†
):
5,401 Resolute Fst CVR, Expires on 1/1/26* 1,438
Pharmaceuticals (0.0%
†
):
8,857 Achillion Pharm CVR, Expires on 1/29/49* 2,392
Total Rights (Cost $–) 18,499
Unaffiliated Investment Company (0.2%):
Money Markets (0.2%):
472,811 BlackRock Liquidity FedFund, Institutional Class,
4.85%(b)(c) 472,811
Total Unaffiliated Investment Company (Cost $472,811) 472,811
Total Investment Securities
(Cost $183,125,866) — 100.2%(d) 215,125,884
Net other assets (liabilities) — (0.2)% (534,288)
Net Assets — 100.0% $ 214,591,596
ADR—American Depository Receipt
CVR—Contingency Valued Rights
^ This security or a partial position of this security was on loan as of December 31, 2023. The total value of securities on loan as of December 31, 2023 was $454,887.
† Represents less than 0.05%.
* Non-income producing security.
(a) Security was valued using significant unobservable inputs as of December 31, 2023.
(b) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2023.
(c) The rate represents the effective yield at December 31, 2023.
(d) See Federal Tax Information listed in the Notes to the Financial Statements.
Amounts shown as “—“ are either $0 or round to less than $1.

AZL DFA U.S. Small Cap Fund
21
See accompanying notes to the financial statements.
Statement of Assets and Liabilities
December 31, 2023
Statement of Operations
For the Year Ended December 31, 2023
Assets:
Investment securities, at cost $ 183,125,866
Investment securities, at value(a) $ 215,125,884
Interest and dividends receivable 155,867
Receivable for investments sold 1,142,350
Prepaid expenses 1,140
Reclaims receivable 378
Total Assets 216,425,619
Liabilities:
Cash overdraft 938,746
Payable for capital shares redeemed 238,839
Payable for collateral received on loaned securities 472,811
Management fees payable 121,762
Administration fees payable 8,951
Distribution fees payable 45,433
Custodian fees payable 1,698
Administrative and compliance services fees payable 269
Transfer agent fees payable 740
Trustee fees payable 1,116
Other accrued liabilities 3,658
Total Liabilities 1,834,023
Commitments and contingent liabilities^
Net Assets
$ 214,591,596
Net Assets Consist of:
Paid in capital $ 164,589,695
Total distributable earnings 50,001,901
Net Assets
$ 214,591,596
Shares of beneficial interest (unlimited number of shares authorized, no par value) 20,999,993
Net Asset Value (offering and redemption price per share) $ 10.22
(a) Includes securities on loan of $454,887.
^ See Note 3 in Notes to the Financial Statements.
Investment Income:
Dividends $ 2,861,481
Income from securities lending 4,700
Foreign withholding tax (2,609)
Total Investment Income 2,863,572
Expenses:
Management fees 1,644,595
Administration fees 86,578
Distribution fees 483,702
Custodian fees 15,029
Administrative and compliance services fees 2,656
Transfer agent fees 7,988
Trustee fees 11,619
Professional fees 10,993
Shareholder reports 1,581
Other expenses 5,455
Total expenses before reductions 2,270,196
Less Management fees contractually waived (348,266)
Net expenses 1,921,930
Net Investment Income/(Loss)
941,642
Net realized and Change in net unrealized gains/losses on
investments:
Net realized gains/(losses) on securities and foreign currencies 16,943,496
Change in net unrealized appreciation/depreciation on securities and foreign currencies 13,877,880
Net realized and Change in net unrealized gains/losses on
investments
30,821,376
Change in Net Assets Resulting From Operations
$ 31,763,018

AZL DFA U.S. Small Cap Fund
22
See accompanying notes to the financial statements.
Statements of Changes in Net Assets
For the
Year Ended
December 31, 2023
For the
Year Ended
December 31, 2022
Change In Net Assets:
Operations:
Net investment income/(loss) $ 941,642 $ 448,407
Net realized gains/(losses) on investments 16,943,496 11,018,027
Change in unrealized appreciation/depreciation on investments 13,877,880 (30,719,096)
Change in net assets resulting from operations 31,763,018 (19,252,662)
Distributions to Shareholders:
Distributions (11,473,856) (31,426,517)
Change in net assets resulting from distributions to shareholders (11,473,856) (31,426,517)
Capital Transactions:
Proceeds from shares issued 112,357,154 30,390
Proceeds from dividends reinvested 11,473,856 31,426,517
Value of shares redeemed (46,200,020) (19,090,502)
Change in net assets resulting from capital transactions 77,630,990 12,366,405
Change in net assets 97,920,152 (38,312,774)
Net Assets:
Beginning of period 116,671,444 154,984,218
End of period $ 214,591,596 $ 116,671,444
Share Transactions:
Shares issued 11,967,294 2,230
Dividends reinvested 1,299,417 3,457,263
Shares redeemed (4,614,320) (1,593,498)
Change in shares 8,652,391 1,865,995

AZL DFA U.S. Small Cap Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)
23
See accompanying notes to the financial statements.
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Year Ended
December 31,
2020
Year Ended
December 31,
2019
Net Asset Value, Beginning of Period
$9.45 $14.79 $12.46 $11.33 $10.19
Investment Activities:
Net Investment Income/(Loss)(a) 0.05  0.04  0.06  0.05  0.05
Net Realized and Unrealized Gains/(Losses) on Investments 1.27  (2.08) 3.50  1.46  2.00
Total from Investment Activities 1.32  (2.04) 3.56  1.51  2.05
Distributions to Shareholders From:
Net Investment Income (0.03) (0.08) (0.09) (0.05) (0.06)
Net Realized Gains (0.52) (3.22) (1.14) (0.33) (0.85)
Total Dividends (0.55) (3.30) (1.23) (0.38) (0.91)
Net Asset Value, End of Period
$10.22 $9.45 $14.79 $12.46 $11.33
Total Return (b)
14.84% (12.91)% 29.02% 13.97% 21.10%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $214,592 $116,671 $154,984 $167,790 $170,336
Net Investment Income/(Loss) 0.49% 0.35% 0.40% 0.54% 0.46%
Expenses Before Reductions(c) 1.17% 1.16% 1.17% 1.19% 1.17%
Expenses Net of Reductions 0.99% 1.01% 1.02% 1.04% 1.02%
Portfolio Turnover Rate 31% 10% 12% 22% 10%
(a) Calculated using the average shares method.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges.  If these charges were included, the returns would have been lower.
(c) Excludes fee reductions.  If such fee reductions had not occurred, the ratios would have been as indicated.

AZL DFA U.S. Small Cap Fund
Notes to the Financial Statements
December 31, 2023
24
1. Organization
The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services— Investment
Companies.” The Trust consists of 16 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL DFA U.S. Small
Cap Fund (the “Fund”), and 15 are presented in separate reports. The Fund is a diversified series of the Trust.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance
Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
2.  Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-
dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Real Estate Investment Trusts
The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.
Foreign Currency Translation and Withholding Taxes
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.
Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

AZL DFA U.S. Small Cap Fund
Notes to the Financial Statements
December 31, 2023
25
Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz
Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the
“Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Securities Lending
To generate additional income, the Fund may lend up to 33 1⁄3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash,
U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities).
The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The
Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned.
There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at December 31, 2023 are presented on the Fund’s Schedule of Portfolio Investments.
Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent
9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $466 during the year ended December 31, 2023. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $472,811 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of December 31, 2023. At December 31, 2023, there were no master netting provisions in the securities lending agreement.
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the year ended December 31, 2023, the Fund did not engage in any Rule 17a-7 transactions.
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. Pursuant to a subadvisory agreement with Dimensional Fund Advisors LP (“DFA” or the
“Subadviser”), DFA provides investment advisory services for and makes investment decisions on behalf of the Fund subject to the general supervision of the Trustees and the
Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Management fees.” For its services, the Subadviser is entitled to a fee payable by the Manager.
The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2025.
For the year ended December 31, 2023, the annual rate due to the Manager and the annual expense limit were as follows:
* The Manager waived, prior to any application of expense limit, the management fee to 0.67% on all assets in order to maintain a more competitive expense ratio. The Manager reserves the right to increase the management fee to the amount shown in the table above (i.e., discontinue the waiver) at any time after April 30, 2025. The annual rate due to the
Subadviser from the Manager is 0.25%.
Any amounts contractually waived or remitted to the Fund by the Manager with respect to the annual expense limit in a particular fiscal year may be reimbursed by the Fund to the
Manager, provided that such reimbursement will not cause the Fund to exceed the lesser of any applicable expense limit in effect (i) at the time of the original waiver or payment and (ii) at the time of such reimbursement, as supported by standard accounting practices. Such reimbursement only applies to amounts waived or paid by the Manager within the three years prior to the date of such reimbursement, calculated monthly from when the waiver or payment was recorded. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager." At December 31, 2023, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.
Annual Rate* Annual Expense Limit
AZL DFA U.S. Small Cap Fund 0.85% 1.35%

AZL DFA U.S. Small Cap Fund
Notes to the Financial Statements
December 31, 2023
26
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations, as applicable.
Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and
compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of combined average daily net assets of the Funds on the first $4 billion, 0.04% of combined average daily net assets of the Funds on the next
$2 billion, 0.02% of combined average daily net assets of the Funds on the next $2 billion and 0.01% of combined average daily net assets of the Funds over $8 billion. The overall
Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any
Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY
Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the
Fund’s average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Security prices are determined pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange
(“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used. Securities listed on
NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level
1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.
Other assets and securities for which market quotations have become unreliable or are not readily available as defined in Rule 2a-5 under the 1940 Act are valued in accordance with valuation procedures approved by the Board. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as
Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.
In accordance with valuation procedures approved by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. These procedures include the Fund’s use of a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.
The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.

AZL DFA U.S. Small Cap Fund
Notes to the Financial Statements
December 31, 2023
27
The following is a summary of the valuation inputs used as of December 31, 2023 in valuing the Fund’s investments based upon the three levels defined above:
5. Security Purchases and Sales
For the year ended December 31, 2023 cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:
6. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Value Stocks Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Fund to at times underperform equity funds that use other investment strategies.
Capitalization Risk: Investing in small- to mid-sized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.
Market Risk: The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to a particular company, such as real or perceived adverse economic conditions, inflation, recessions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.
7. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2023 is $183,448,769. The gross unrealized appreciation/
(depreciation) on a tax basis is as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2023, was as follows:
Investment Securities: Level 1 Level 2 Level 3 Total
Common Stocks
+
$ 214,500,681 $ 57,305 $ —
#
$ 214,557,986
Preferred Stocks 76,588 — — 76,588
Rights — 18,499 — 18,499
Unaffiliated Investment Company 472,811 — — 472,811
Total Investment Securities $215,050,080 $75,804 $— $215,125,884
+
For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.
#
Represents the interest in securities that were determined to have a value of zero at December 31, 2023.
Purchases Sales
AZL DFA U.S. Small Cap Fund $127,241,429 $59,128,023
Unrealized appreciation $48,025,747
Unrealized (depreciation) (16,348,632)
Net unrealized appreciation/(depreciation) $31,677,115
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL DFA U.S. Small Cap Fund $629,328 $10,844,528 $11,473,856
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

AZL DFA U.S. Small Cap Fund
Notes to the Financial Statements
December 31, 2023
28
The tax character of dividends paid to shareholders during the year ended December 31, 2022 was as follows:
At December 31, 2023, the components of accumulated earnings on a tax basis were as follows:
8. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of December 31, 2023, the Fund had multiple shareholder accounts which are affiliated with the Manager representing ownership in excess of 95% of the Fund.
Investment activities of these shareholders could have a material impact to the Fund.
9. Recent Regulatory Pronouncements
Effective January 24, 2023, the SEC adopted rule and form amendments that require open-end management investment companies to transmit concise and visually engaging annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a tailored shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24,
2024. Accordingly, the rule and form amendments will not impact the Fund until the 2024 semi-annual shareholder report and will have no effect on the Fund’s accounting policies or financial statements.
10. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL DFA U.S. Small Cap Fund $4,547,617 $26,878,900 $31,426,517
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
Depreciation(a)
Total
Accumulated
Earnings/ (Deficit)
AZL DFA U.S. Small Cap Fund $2,545,779 $15,779,032 $— $31,677,090 $50,001,901
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales, mark-to-market of passive foreign investment companies, investments in real estate investment trusts and other miscellaneous differences.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
29
To the Board of Trustees of Allianz Variable Insurance Products Trust and Shareholders of
AZL DFA U.S. Small Cap Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of AZL DFA U.S. Small Cap Fund (one of the funds constituting
Allianz Variable Insurance Products Trust, referred to hereafter as the "Fund") as of December 31, 2023, the related statement of operations for the year ended December 31, 2023, the statements of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2023 and the financial highlights for each of the five years in the period ended December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodian and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
New York, New York
February 22, 2024
We have served as the auditor of one or more investment companies in the Allianz Variable Insurance Products complex since 2018.

30
Other Federal Income Tax Information (Unaudited)
For the year ended December 31, 2023, 100% of the total ordinary income dividends paid by the Fund qualify for the corporate dividends received deductions available to corporate shareholders.
During the year ended December 31, 2023, the Fund declared net short-term capital gain distributions of $89,355.
During the year ended December 31, 2023, the Fund declared net long-term capital gain distributions of $10,844,528.

31
Other Information (Unaudited)
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov .
The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov, or may be obtained by calling 800-624-0197.

32
Approval of Investment Advisory and Subadvisory Agreements (Unaudited)
Subject to the general supervision of the Board of Trustees (the “Board”) and in accordance with the investment objectives and restrictions of each separate series (together, the
“Funds”) of the Allianz Variable Insurance Products Trust (the “Trust”), investment advisory services are provided to the Funds by Allianz Investment Management LLC (the “Manager”).
As used in this section, “Fund” refers to any of the Funds other than the AZL Moderate Index Strategy Fund. The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board, is responsible for the management of each Fund. For management services, each Fund pays the Manager an investment advisory fee based upon the Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing the Fund if and when total Fund operating expenses exceed certain amounts until at least April 30, 2025 (the “Expense Limitation Agreement”).
Each Fund is a manager-of-managers fund. That means that the Manager is responsible for monitoring the various Subadvisers that have day-to-day responsibility for the investment decisions made for each Fund. The Manager also is responsible for determining, in the first instance, which investment advisers to consider recommending for selection as a
Subadviser.
In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America (“Allianz Life”) and its subsidiary, Allianz Life Insurance Company of New York (“Allianz of New York”). Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products, and not in the retail fund market.
The Manager has adopted policies and procedures to assist it in the process of analyzing each potential Subadviser with expertise in particular asset classes for purposes of making the recommendation that a specific investment adviser be selected. The Board reviews and considers the information provided by the Manager in deciding which investment advisers to select as a Subadviser. After an investment adviser becomes a Subadviser, a similarly rigorous process is instituted by the Manager to monitor the investment performance and other responsibilities of the Subadviser. The Manager reports to the Board on its analysis at the regular meetings of the Board, which are held at least quarterly. Where warranted, the Manager will add or remove a particular Subadviser from a “watch” list that it maintains. Watch list criteria include, for example: (a) Fund performance over various time periods;
(b) Fund risk issues, such as changes in key personnel involved with Fund management, changes in investment philosophy or process, or “capacity” concerns; and (c) organizational risk issues, such as regulatory, compliance or legal concerns, or changes in the ownership of the Subadviser. The Manager may place a Fund on the watch list for other reasons, and if so, will explain its rationale to the Board. Funds which are on the watch list are subject to additional scrutiny by the Manager and the Board. Funds may be removed from such watch list, if for example, performance improves or regulatory matters are satisfactorily resolved. However, in some situations where Funds have been on the watch list, the Manager has recommended the retention of a new Subadviser, and the Board has subsequently considered and approved retention of the new Subadviser.
As required by the Investment Company Act of 1940 (the “1940 Act”), the Board has reviewed and approved the Management Agreement with the Manager and the portfolio management agreements (the “Subadvisory Agreements”; and together with the Management Agreement, the “Advisory Contracts”) with the Subadvisers. The Board’s decision to approve these contracts reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of these contracts, the Board considered many factors, among the most material of which are: the Fund’s investment objectives and long-term performance; the Manager’s and Subadvisers’
(collectively, the “Advisory Organizations”) management philosophy, personnel, processes and investment performance, including their compliance history and the adequacy of their compliance processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.
The Board also considered the compensation and benefits received by the Advisory Organizations. This includes fees received for services provided to the Fund by affiliated persons of the Advisory Organizations and research services received by the Advisory Organizations from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Services Agreement and a Compliance Services Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance
Officer; and (2) Allianz Life Financial Services, LLC, an affiliated person of the Manager, is a registered securities broker-dealer and received (along with its affiliated persons) any payments made by the Funds pursuant to Rule 12b1.
The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature, extent and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; the profitability of acting as adviser to the fund; and the extent to which the independent Board members, who are not “interested persons” of a fund as defined by the 1940 Act (“Independent Trustees”), are fully informed about all facts bearing on the adviser’s services and fees. The
Board is aware of these factors and takes them into account in its review of the Advisory Contracts.
Each member of the Board considered and weighed these factors in light of his or her experience in governing the Trust and working with the Advisory Organizations on matters relating to the Funds. The Board is assisted in its deliberations by the advice of independent legal counsel to the Independent Trustees (“Independent Trustee Counsel”). In this regard, the Board requests and receives a significant amount of information about the Funds and the Advisory Organizations. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meetings at which the Board’s formal review of the Advisory Contracts occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of Advisory Contracts is informed by reports covering such matters as: an Advisory Organization’s investment philosophy, personnel, and processes; the Fund’s investment performance (in absolute terms as well as in relationship to its benchmark(s) and certain competitor or “peer group” funds), and comments on the reasons for performance; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to peer group and/or competing funds, with due regard for the Expense Limitation Agreement and additional voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities; the nature, extent and quality of the advisory and other services provided to the Fund by the Advisory Organizations and their affiliates; compliance and audit reports concerning the Funds and the companies that service them; and
relevant developments in the mutual fund industry and how the Funds and/or Advisory Organizations are responding to them.

33
The Board also receives financial information about the Advisory Organizations, including reports on the compensation and benefits the Advisory Organizations derive from their relationships with the Funds. These reports cover not only the fees under the Advisory Contracts, but also the fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or “fall-out” benefits an Advisory Organization may derive from its relationship with the Funds.
In assessing the Advisory Organizations’ performance of their obligations, the Board may also consider whether there has occurred a circumstance or event that would constitute a reason for it to not renew an Advisory Contract. In this regard, the Board is mindful of the potential disruption of a Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew a contract.
The Advisory Contracts were most recently considered at Board meetings held in the summer and fall of 2023. Information relevant to the approval of such Advisory Contracts was considered at Board meetings held June 13 and 20, 2023, and September 19, 2023, as well as in various other meetings preceding those meetings. Accordingly, the Advisory
Contracts were approved by the Board at an in-person meeting on September 19, 2023. At such meeting the Board also approved the Expense Limitation Agreement between the
Manager and the Trust for the period ending April 30, 2025. Additionally, at the meeting held September 19, 2023, the Board considered and approved a recommendation to reduce, through at least April 30, 2025, the management fee of the AZL MSCI Global Equity Index Fund.
In connection with such meetings, the Board requested and evaluated extensive materials from the Advisory Organizations, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third-party provider and other sources believed to be reliable by the Manager and the Trustees. Prior to voting, the Trustees reviewed the proposed approval of the Advisory Contracts with management and with Independent Trustee Counsel and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approval. The Independent Trustees also discussed the proposed approval in private sessions with Independent Trustee Counsel at which no representatives of the Manager or Subadvisers were present. In reaching their determinations relating to the approval of the Advisory Contracts, in respect of each Fund, each member of the Board considered all factors he or she believed relevant. The Board based its decision to approve the Advisory
Contracts on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to every Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.
Shareholder reports must include a discussion of certain factors relating to the selection of investment advisers and the approval of advisory fees. The “factors” enumerated by the
SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:
(1) The nature, extent and quality of services provided by the Manager and Subadvisers . The Trustees noted that the Manager, subject to the oversight of the Board, administers each Fund’s business and other affairs. Under the Management Agreement, the Manager holds the sole and exclusive responsibility to provide, or arrange for others to provide, the management of the Funds’ assets and the placement of orders for the purchase and sale of the securities of the Funds. As each Fund is a manager of managers fund, the Manager is authorized, under the Management Agreement, to retain one or more Subadvisers for each Fund to handle day-to-day management of the Funds’ investment portfolios; the Manager is responsible for determining, in the first instance, which investment advisers to recommend to the Board for selection as a Subadviser. The Board was aware that, notwithstanding the retention of the Subadvisers to handle day-to-day portfolio management, the Manager remains responsible for substantial other matters, including continuously monitoring compliance by each Subadviser with the investment policies and restrictions of the respective Funds, with such other limitations or directions of the Board, and with all legal requirements under federal or state law or regulation. The Manager also is responsible primarily to provide statistical information and other data to the Board regarding the Funds’ portfolio investments and to make available to the Funds’ administrator such information as is necessary for the conduct of its duties.
The Board also noted that the Manager provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any other service providers retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer and certain compliance staff, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.
The Board considered the scope and quality of services provided by the Manager and the Subadvisers and noted that the scope of the services provided has continued to expand as a result of regulatory and other developments. The Board noted that, for example, the Manager and Subadvisers are responsible for maintaining and monitoring their own compliance programs, and these compliance programs are continuously refined and enhanced in light of new regulatory requirements. The Board considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Board members concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Trust and to each of the Funds under the Advisory Contracts.
(2) The investment performance of the Funds, the Manager and the Subadvisers . In connection with every quarterly Board meeting, as well as the summer and fall 2023 contract review process, the Board receives extensive information on the performance results of each of the Funds. This includes performance information on the Funds for the previous quarter, and previous one-, three- and five-year periods, to the extent available. The performance information considered includes information on absolute total return, performance versus the appropriate benchmark(s), and performance versus peer groups as reported by Lipper. For example, in connection with the Board meetings held June 13 and 20, 2023, and
September 19, 2023, the Manager reported that for the one-year period ended December 31, 2022, six Funds were in the top 40%, five were in the middle 20%, and four were in the bottom 40% of their respective Lipper peer groups. For the three-year period ended December 31, 2022, nine Funds were in the top 40%, two were in the middle 20% and four were in the bottom 40% of their respective Lipper peer groups. For the five-year period ended December 31, 2022, seven Funds were in the top 40%, four were in the middle 20%, and four were in the bottom 40% of their respective Lipper peer groups. For Funds which are index funds, the Board each quarter also receives information on the extent, if any, to which such Funds deviate from their particular benchmark index (referred to as “index attribution”).
Two Funds, the AZL Russell 1000 Value Index Fund and the AZL Government Money Market Fund, were in the bottom 40% for all of the one-, three- and five-year periods. The
Board had previously met with the portfolio managers of the AZL Russell 1000 Value Index Fund in December 2021 and met with the portfolio managers of the AZL Government
Money Market Fund in June 2023 to receive and review enhanced reporting on each Fund’s current investment strategy, process and outlook. As a result of these discussions and other discussions with representatives of the Manager, the Board considered the reasons for the underperformance of these Funds, including the headwinds faced by their long-
term investment strategies. The Board understood that such underperformance was not a reflection of the nature, extent or quality of services being provided by the respective
Subadvisers. The Board considered that the AZL Russell 1000 Value Index Fund seeks to track its underlying index and does not take defensive positions under any market conditions, including in periods of market decline. The Board also considered the impact of low short-term interest rates on the performance of the AZL Government Money Market Fund during the periods measured.

34
The Board considered that the AZL Enhanced Bond Index Fund, which was in the bottom 40% of its Lipper peer group for the three- and five-year periods, had shown improved relative performance in more recent periods.
At the Board meeting held September 19, 2023, the Board also received updated performance information for the Funds, including updated Lipper peer group ranking information, for various periods ending June 30, 2023.
Thus, at the Board meeting held September 19, 2023, the Board determined that the overall investment performance of the Funds was acceptable.
(3) The costs of services to be provided and profits to be realized by the Manager and the Subadvisers and their affiliates from their relationship with the Funds . The Manager supplied information to the Board pertaining to the level of investment advisory fees to which the Funds are subject. The Manager has agreed to temporarily limit Fund expenses at certain levels, and information is provided to the Board setting forth “contractual” advisory fees and “actual” fees after taking expense limits and any temporary fee waivers into account.
The Board noted that the subadvisory fees are paid by the Manager to each Subadviser and are not additional fees borne by the Funds. Based upon the information provided, the
“actual” advisory fees payable by the Funds overall are generally comparable to the average level of fees paid by the Funds’ peer groups. For the 15 Funds reviewed by the Board in the summer and fall of 2023, 14 Funds paid “actual” advisory fees in a percentage amount within the 65 th
percentile or lower for each Fund’s applicable category. (A lower percentile reflects lower fund fees and is better for fund shareholders.) The Board recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.
Based upon the information provided, the management fee ranking in 2022 for the 15 Funds was as follows: (1) 14 of the Funds had management fee rankings at or below the 65th percentile (with 11 Funds at or below the 50th percentile); and (2) for the AZL MSCI Global Equity Index Fund, it was determined that there was poor peer group comparability due to there being only one other fund in the category. In addition, the Board also considered that the AZL Enhanced Bond Index Fund ranked at the 65th percentile in the bond index category, but that the Fund’s enhanced bond strategy lacks direct peers.
The Manager has also supplied information to the Board pertaining to total Fund expenses (which include advisory fees, the 25 basis point 12b1 fee paid by the Funds, and other Fund expenses). As noted above, the Manager has agreed to limit Fund expenses at certain levels.
The Manager has committed to providing the Funds with a high quality of service and working to reduce Fund expenses over time.
The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2020 through 2022. The Board recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Board considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Board focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Board recognized that the Manager should earn a reasonable level of profits for the services it provides to each Fund.
The Manager, on behalf of the Board, endeavored to obtain information on the profitability of each Subadviser in connection with its relationship with the Fund or Funds which it subadvised. The Manager was unable to obtain consistent profitability information from some of the Subadvisers that would allow the Board to determine the profits derived from the
Subadviser’s relationship to the Fund or Funds, rather than its overall level of profitability. In considering profitability information, the Board considered the possible effect of any fall-
out benefits to the Subadvisers and their affiliates. The Board considered the difficulty of allocating costs to multiple advisory accounts and products of a large advisory organization.
The Manager assured the Board that the Subadvisory Agreements with the Subadvisers, none of which are affiliated with the Manager, were negotiated on an “arm’s length” basis, which should not result in excessive profits for the Subadvisers.
(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale. The Board noted that the advisory fee schedules for the Funds (other than AZL FIAM Multi-Strategy Fund, AZL FIAM Total Bond Fund, and AZL MSCI Global Equity Index Fund) do not contain breakpoints that reduce the fee rate on assets above specified levels, although certain Subadvisory Agreements have such “breakpoints.” The Board recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. The Board found that there was no uniform methodology for establishing breakpoints that give effect to Fund-specific services provided by the Manager. The Board noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Board noted that the total assets in all of the Funds, as of June
30, 2023, were approximately $14.6 billion, and that no single Fund had assets in excess of approximately $3.0 billion.
The Board noted that the Manager has agreed to temporarily limit Fund expenses under the Expense Limitation Agreement, which has the effect of reducing expenses similar to implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of expense limits and/or advisory fee breakpoints as Fund assets change. The Board receives quarterly reports on the level of Fund assets. The Board expects to continue to consider: (a) the extent to which economies of scale have been realized, and (b) whether the advisory fee should be modified, either in connection with the next renewal of the Advisory Contracts or by modifying the Expense Limitation Agreement, to reflect such economies of scale, if any.
Having taken these factors into account, the Board concluded that the absence of breakpoints in the Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.
In conclusion, after full consideration of the above factors, as well as such other factors as each member of the Board considered instructive in evaluating the Advisory Contracts, the
Board concluded that the advisory fees were reasonable, and that the continuation of the Advisory Contracts was in the best interest of the Funds.

35
Information about the Board of Trustees and Officers (Unaudited)
The Trust is managed by the Trustees in accordance with the laws of the state of Delaware governing business trusts. In addition to serving on the Board of Trustees of the Trust, each Trustee serves on the Board of the Allianz Variable Insurance Products Fund of Funds Trust (“FOF Trust”) and the AIM ETF Products Trust (“ETF Trust”) (collectively, the Trust, the FOF Trust, and ETF Trust are the “AIM Complex”). There are currently six Trustees, one of whom is an “interested person” of the Trust within the meaning of that term under the
1940 Act. The Trustees and Officers of the Trust, their addresses, years of birth, their positions held with the Trust, their terms of office with the Trust and length of time served, their principal occupation(s) during the past five years, the number of portfolios in the Trust they oversee, and their other directorships held during the past five years are as follows:
Independent Trustees
(1)
Name, Address, and Birth Year
Positions
Held with
AIM
Complex
Term of
Office
(2)
/Length
of Time Served
Principal Occupation(s)
During Past 5 Years
Number of
Portfolios
Overseen
for the AIM
Complex
Other
Directorships
Held Outside of
the AIM
Complex
During Past
5 Years
Peggy L. Ettestad (1957)
5701 Golden Hills Drive
Minneapolis, MN 55416
Lead
Independent
Trustee
Since 10/14 (Trustee
since 2/07)
Managing Director, Red Canoe Management Consulting LLC, 2008 to
present
56 None
Tamara Lynn Fagely (1958)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 12/17 Retired; previously, Chief Operations Officer, Hartford Funds, 2012 to
2013
56 Diamond Hill Funds
(10 Funds)
Richard H. Forde (1953)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 12/17 Retired; previously, Member of the Board and Chairman of the Finance and Investment Committee, Connecticut Water Service, Inc., 2013 to
2019
56 Connecticut Water
Service, Inc.
Jack Gee (1959)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 01/22 Retired; previously, Managing Director, BlackRock, Inc., Treasurer and
Chief Financial Officer U.S. iShares, 2004 to 2019
56 TWC ETF Trust (3
Funds);
Esoterica Thematic
Trust (2019 - 2020)
Claire R. Leonardi (1955)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 02/04 Retired; previously, CEO, Health eSense Inc. (a medical device company),
2015 to 2018, and Connecticut Innovations, Inc. (a venture capital firm),
2012 to 2015
56 None

36
Interested Trustee
(3)
(1) Each of the Independent Trustees is a member of the Audit and Operational Risk Oversight Committee.
(2) Indefinite.
(3) Is an “interested person,” as defined by the 1940 Act, due to employment by Allianz Life and the Manager.
Officers
(1) Indefinite.
(2) The Manager and the Trust are parties to a Compliance Services Agreement under which the Manager provides an employee of the Manager or one of its affiliates to act as the
Trust’s Chief Compliance Officer.
The Fund’s Statement of Additional Information (“SAI”) contains additional information about the Trust’s Trustees and Officers. The SAI is available without charge, upon request, by calling toll-free 800-624-0197 or at https://www.allianzlife.com.
Name, Address, and Birth Year
Positions
Held with
AIM
Complex
Term of
Office
(2)
/Length
of Time Served
Principal Occupation(s)
During Past 5 Years
Number of
Portfolios
Overseen
for the AIM
Complex
Other
Directorships
Held Outside of
the AIM
Complex
During Past
5 Years
Brian Muench (1970)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 06/11 President, Allianz Investment Management LLC, 2010 to present; Vice
President, Allianz Life, 2011 to present
56 None
Name, Address, and Birth Year
Positions Held with AIM
Complex
Term of Office
(1)
/
Length of Time
Served Principal Occupation(s) During Past 5 Years
Brian Muench (1970)
5701 Golden Hills Drive
Minneapolis, MN 55416
President Since 11/10 President, Allianz Investment Management LLC, 2010 to present; Vice President,
Allianz Life, 2011 to present
Amanda Farren (1978)
5701 Golden Hills Drive
Minneapolis, MN 55416
Secretary Since 02/24 Chief Legal Officer, Allianz Investment Management LLC; Senior Counsel, Allianz
Life, January 2024 to present; Senior Vice President and Director, The Bank of
New York Mellon, 2023; Vice President and Director, The Bank of New York
Mellon, 2015 -2023
Bashir C. Asad (1963)
Citi Fund Services Ohio, Inc.
4400 Easton Commons, Suite 200
Columbus, OH 43219
Treasurer, Principal Accounting
Officer and Principal Financial Officer
Since 06/16 Senior Vice President, Citi Fund Services Ohio, Inc., 2011 to present
Chris R. Pheiffer (1968)
5701 Golden Hills Drive
Minneapolis, MN 55416
Chief Compliance Officer
(2)
and
Anti-Money Laundering Compliance
Officer
Since 02/14 Chief Compliance Officer of the Trust and the FOF Trust, 2014 to present, and the
ETF Trust, 2020 to present
Michael Tanski (1970)
5701 Golden Hills Drive
Minneapolis, MN 55416
Vice President Since 04/09 Assistant Vice President, Allianz Investment Management LLC, 2013 to present
Laura Quade (1969)
5701 Golden Hills Drive
Minneapolis, MN 55416
Vice President Since 08/23 Vice President, Allianz Investment Management LLC, 2023 to present, previously
Director at Wealth Enhancement Group, November 2019 to November 2022; Vice
President, Head of Operations at Hartford Funds 2014 to 2019

ANNRPT1223 02/24
The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® Enhanced Bond Index Fund
Annual Report
December 31, 2023

AZL® Enhanced Bond Index Fund
Management Discussion and Analysis

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Report of Independent Registered Public Accounting Firm

Other Federal Income Tax Information

Other Information

Approval of Investment Advisory and Subadvisory Agreements

Information about the Board of Trustees and Officers

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

1
AZL® Enhanced Bond Index Fund Review (Unaudited)
Allianz Investment Management LLC serves
as the Manager for the AZL® Enhanced
Bond Index Fund and BlackRock Financial
Management, Inc. serves as Subadviser to
the Fund. BlackRock International Limited
and BlackRock (Singapore) Limited serve as
Sub-subadvisers to the Fund.
What factors affected the Fund’s performance
during the year ended December 31, 2023?*
For the year ended December 31, 2023, the AZL® Enhanced
Bond Index Fund (the “Fund”) returned 5.39%. That compared
to a 5.53% (net) return for its benchmark, the Bloomberg U.S.
Aggregate Bond Index.
1
The year under review began with rising optimism that the
Federal Reserve (the Fed) would successfully bring inflation under control without causing a recession. This outlook helped narrow credit spreads in January. Spreads widened again in
February and March as inflation proved more stubborn than
expected and defaults among regional banks in mid-March
pushed investors to flee to safety, which drove yields higher on investment grade and high yield bonds.
Interest rates in the U.S. were volatile across the second
quarter, driven by shifting inflation data, labor markets and
Fed policy. However, spreads ultimately narrowed in June as
investors regained their appetite for risk amid signs of cooling inflation. The Fed paused its rate increases in September as the yield curve between two-year and 10-year Treasuries grew steeper by around 60 basis points. Credit spreads alternated between widening and narrowing across the third quarter,
although higher quality spread assets, particularly among
securitized assets, generally maintained their value amidst the volatility.
There was a notable shift in momentum during the final quarter of the year, however. Softening economic data and the Fed’s
decision not to raise rates in early November suggested to
investors that the cycle of interest rate increases was over. This shift drove a rally in bond yields and spread assets through the rest of November and December.
The Fund underperformed its benchmark for the year. The
Fund’s general bias toward a longer duration relative to its benchmark weighed on relative results, particularly during the volatile second and third quarters.
The main contributors to the Fund’s relative performance during the year were the Fund’s positioning and selection within
investment-grade credit, as well as its positioning and selection within asset backed securities (ABS). The Fund’s relative
performance also benefited from its yield curve positioning, among other factors.
The Fund held derivatives in the form of foreign currency
forward contracts to seek to hedge the portfolio’s currency
exposure to non-dollar bonds. The Fund also held Treasury
futures to seek to manage duration and yield curve exposures.
These derivative positions benefited the Fund by giving
managers the ability to more precisely manage duration and
yield curve risk, and to hedge currency risk from non-dollar bonds.
Past performance does not guarantee future results.
* The Fund’s portfolio composition is subject to change. There is no guarantee that any sectors mentioned will continue to
perform as described or that securities in such sectors will be held by the Fund in the future. The information contained in this commentary is for informational purposes only and should not be construed as a recommendation to purchase or sell
securities in the sector mentioned. The Fund’s holdings and
weightings are as of December 31, 2023.
1
For a complete description of the Fund’s performance
benchmarks please refer to page 2 of this report.

2
AZL® Enhanced Bond Index Fund Review (Unaudited)
Fund Objective
The Fund’s investment objective is to exceed the
total return of the Bloomberg U.S. Aggregate
Bond Index (the “Index”). This objective may be
changed by the Trustees of the Fund without
shareholder approval. The Fund seeks to achieve
its objective by investing at least 80% of its net
assets in investment-grade debt securities (those
of medium and high quality) of all types and
repurchase agreements for those securities.
Investment Concerns
Bonds offer a relatively stable level of income,
although bond prices will fluctuate, providing the
potential for principal gain or loss. Intermediate-
term, higher-quality bonds generally offer less risk
than longer-term bonds and a lower rate of return.
Emerging market investing may be subject to
additional economic, political, liquidity, and
currency risks not associated with more developed
countries.
International investing may involve risk of capital
loss from unfavorable fluctuations in currency
values, from differences in generally accepted
accounting principles or from economic or political
instability in other nations.
Although the Fund seeks to provide a total return
in excess of the Index, market conditions or
implementation of the Fund’s investment strategy
may result in losses, and the Fund may not achieve
the desired correlation with and/ or may not
outperform the Index.
Securities in which the Fund will invest may
involve substantial risk and may be subject to
sudden severe price declines.
Mortgage-backed investments involve risk of loss
due to prepayments and, like any bond, due to
default. Because of the sensitivity of mortgage-
related securities to changes in interest rates, the
Fund’s performance may be more volatile than if it
did not hold these securities.
Debt securities held by the Fund may decline in
value due to rising interest rates.
Investing in derivative instruments involves risks
that may be different from or greater than the risk
associated with investing directly in securities or
other traditional instruments.
For a complete description of these and other risks
associated with investing in the Fund, please refer
to the Fund’s prospectus.
Growth of $10,000 Investment
The chart above represents a comparison of a hypothetical investment in the Fund versus a similar investment in the Fund’s benchmarks and represents the reinvestment of dividends and capital gains in the Fund.
Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.Allianzlife.com.
The above expense ratio is based on the current Fund prospectus dated May 1, 2023. The Manager and the Fund have entered into a written agreement limiting operating expenses, excluding certain expenses (such as interest expense), to 0.70% through
April 30, 2025. Additional information pertaining to the December 31, 2023 expense ratio can be found in the Financial
Highlights.
The total return of the Fund does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Such charges, fees and tax payments would reduce the performance quoted.
The Fund’s performance is measured against the Bloomberg U.S. Aggregate Bond Index, which is an unmanaged market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index.
Average Annual Total Returns as of December 31, 2023
1 Year 3 Years 5 Years 10 years
  AZL
®
Enhanced Bond Index Fund 5.39% (3.74)% 0.78% 1.41%
  Bloomberg U.S. Aggregate Bond Index 5.53% (3.31)% 1.10% 1.81%
Expense Ratio Gross
  AZL
®
Enhanced Bond Index Fund 0.64%

AZL Enhanced Bond Index Fund
3
Expense Examples
(Unaudited)
As a shareholder of the AZL Enhanced Bond Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.
The
Actual Expense
table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The
Hypothetical Expense
table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Beginning
Account Value
7/1/23
Ending
Account Value
12/31/23
Expenses Paid
During Period
7/1/23 - 12/31/23*
Annualized Expense
Ratio During Period
7/1/23 - 12/31/23
AZL Enhanced Bond Index Fund $1,000.00 $1,033.20 $3.38 0.66%
Beginning
Account Value
7/1/23
Ending
Account Value
12/31/23
Expenses Paid
During Period
7/1/23 - 12/31/23*
Annualized Expense
Ratio During Period
7/1/23 - 12/31/23
AZL Enhanced Bond Index Fund $1,000.00 $1,021.88 $3.36 0.66%
* Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).
Portfolio Composition
(Unaudited)
Investments
Percent of Net
Assets
U.S. Government Agency Mortgages 33.1%
U.S. Treasury Obligations 26.6
Corporate Bonds 24.0
Asset Backed Securities 7.3
Collateralized Mortgage Obligations 6.9
Unaffiliated Investment Company 2.4
Yankee Debt Obligations 2.4
Foreign Bonds 0.7
Municipal Bonds 0.4
A ffiliated Investment Company 0.1
Total Investment Securities 103.9
Net other assets (liabilities) (3.9)
Net Assets 100.0%

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
December 31, 2023
4
See accompanying notes to the financial statements.
Principal Amount Value
Asset Backed Securities (7.3%):
$ 3,294,000 American Express Credit Account Master Trust,
Class A, Series 2023-2, 4.80%, 5/15/30 $ 3,327,678
329,000 American Express Credit Account Master Trust,
Class A, Series 2022-3, 3.75%, 8/15/27 323,406
4,635,000 American Express Credit Account Master Trust,
Class A, Series 2023-1, 4.87%, 5/15/28 4,666,353
2,188,202 American Homes 4 Rent Trust, Class A, Series
2014-SFR3, 3.68%, 12/17/36(a) 2,143,912
6,894,000 BA Credit Card Trust, Class A1, Series 2023-A1,
4.79%, 5/15/28 6,910,089
4,934,000 BA Credit Card Trust, Class A2, Series 2023-A2,
4.98%, 11/15/28 4,976,386
522,000 BA Credit Card Trust, Class A2, Series 2022-A2,
5.00%, 4/15/28 524,790
4,827,000 Capital One Multi-Asset Execution Trust, Class A,
Series 2023-A1, 4.42%, 5/15/28 4,802,554
1,070,000 Capital One Multi-Asset Execution Trust, Class A2,
Series 2021-A2, 1.39%, 7/15/30 936,311
1,018,000 Carmax Auto Owner Trust, Class A3, Series 2023-2,
5.05%, 1/18/28, Callable 2/15/27 @ 100 1,018,670
3,054,000 Carmax Auto Owner Trust, Class A3, Series 2023-3,
5.28%, 5/15/28, Callable 2/15/27 @ 100 3,086,089
2,964,382 Chesapeake Funding II LLC, Class A1, Series 2023-
2A, 6.16%, 10/15/35, Callable 7/15/26 @ 100(a) 2,989,100
2,409,000 Citibank Credit Card Issuance Trust, Class A1, Series
2023-A1, 5.23%, 12/8/27 2,426,967
122,631 College Ave Student Loans LLC, Class A1, Series
2021-A, 6.57%(TSFR1M+121bps), 7/25/51,
Callable 2/25/32 @ 100(a) 121,205
1,544,822 College Ave Student Loans LLC, Class A2, Series
2023-A, 5.33%, 5/25/55, Callable 4/25/37 @ 100(a) 1,544,161
839,037 College Ave Student Loans LLC, Class A2, Series
2021-C, 2.32%, 7/26/55, Callable 12/25/34 @
100(a) 717,256
913,115 College Avenue Student Loans LLC, Class A2, Series
2021-B, 1.76%, 6/25/52, Callable 1/25/34 @ 100(a) 808,469
441,251 Credit Acceptance Auto Loan Trust, Class A, Series
2021-2A, 0.96%, 2/15/30, Callable 8/15/24 @
100(a) 439,425
828,948 Credit Acceptance Auto Loan Trust, Class A, Series
2021-3A, 1.00%, 5/15/30, Callable 11/15/24 @
100(a) 817,807
2,850,402 Credit Acceptance Auto Loan Trust, Class A, Series
2021-4, 1.26%, 10/15/30, Callable 4/15/25 @
100(a) 2,789,910
5,359,000 Discover Card Execution Note Trust, Class A, Series
2023-A1, 4.31%, 3/15/28 5,316,726
1,015,000 Discover Card Execution Note Trust, Class A, Series
2023-A2, 4.93%, 6/15/28 1,022,145
371,917 EDvestinU Private Education Loan Issue No 3 LLC,
Class A, Series 2021-A, 1.80%, 11/25/45(a) 328,336
3,491,109 ELFI Graduate Loan Program LLC, Class A, Series
2023-A, 6.37%, 2/4/48, Callable 2/25/34 @ 100(a) 3,621,204
1,522,000 Enterprise Fleet Financing LLC, Class A3, Series
2023-2, 5.50%, 4/22/30, Callable 2/20/27 @ 100(a) 1,533,851
7,056,000 Enterprise Fleet Financing LLC, Class A2, Series
2023-2, 5.56%, 4/22/30, Callable 2/20/27 @ 100(a) 7,067,119
773,000 Enterprise Fleet Financing LLC, Class A3, Series
2022-3, 4.29%, 7/20/29, Callable 4/20/26 @ 100(a) 753,866
Principal Amount Value
Asset Backed Securities, continued
$ 917,000 Ford Credit Auto Owner Trust, Class A3, Series
2022-D, 5.27%, 5/17/27, Callable 6/15/26 @ 100 $ 918,311
8,272,000 Ford Credit Auto Owner Trust, Class A, Series 2023-
2, 5.28%, 2/15/36, Callable 8/15/28 @ 100(a) 8,456,646
6,545,000 Ford Credit Auto Owner Trust, Class A3, Series
2023-C, 5.53%, 9/15/28, Callable 3/15/27 @ 100 6,676,689
7,548,000 Ford Credit Auto Owner Trust, Class A, Series 2023-
1, 4.85%, 8/15/35, Callable 2/15/28 @ 100(a) 7,578,305
12,119,000 Ford Credit Floorplan Master Owner Trust A, Class
A1, Series 2023-1, 4.92%, 5/15/28(a) 12,102,888
1,704,000 GMF Floorplan Owner Revolving Trust, Class A,
Series 2023-2, 5.34%, 6/15/30(a) 1,739,599
2,389,071 Goodleap Sustainable Home Solutions Trust, Class
A, Series 2023-3C, 6.50%, 7/20/55, Callable
12/20/39 @ 100(a) 2,447,445
388,536 Goodleap Sustainable Home Solutions Trust, Class
A, Series 2022-1GS, 2.70%, 1/20/49, Callable
4/20/41 @ 100(a) 308,742
825,347 GoodLeap Sustainable Home Solutions Trust, Class
A, Series 2021-5CS, 2.31%, 10/20/48, Callable
5/20/41 @ 100(a) 639,785
1,043,919 GoodLeap Sustainable Home Solutions Trust, Class
A, Series 2022-3CS, 4.95%, 7/20/49, Callable
5/20/40 @ 100(a) 952,769
1,510,850 GoodLeap Sustainable Home Solutions Trust, Class
A, Series 2021-4GS, 1.93%, 7/20/48, Callable
11/20/42 @ 100(a) 1,126,175
1,159,000 Honda Auto Receivables Owner Trust, Class A3,
Series 2023-2, 4.93%, 11/15/27, Callable 11/15/26
@ 100 1,163,408
1,717,000 Hyundai Auto Receivables Trust, Class A3, Series
2023-B, 5.48%, 4/17/28, Callable 10/15/27 @ 100 1,739,651
8,044,000 John Deere Owner Trust, Class A3, Series 2023-B,
5.18%, 3/15/28, Callable 3/15/27 @ 100 8,114,006
1,390,000 Lendmark Funding Trust, Class A, Series 2021-1A,
1.90%, 11/20/31, Callable 5/20/26 @ 100(a) 1,251,699
1,200,000 Mariner Finance Issuance Trust, Class A, Series
2021-AA, 1.86%, 3/20/36, Callable 3/20/26 @
100(a) 1,092,205
156,000 Mercedes-Benz Auto Receivables Trust, Class A3,
Series 2022-1, 5.21%, 8/16/27, Callable 8/15/26
@ 100 156,143
891,653 Mosaic Solar Loan Trust, Class A, Series 2022-3A,
6.10%, 6/20/53, Callable 12/20/40 @ 100(a) 900,357
149,718 Mosaic Solar Loan Trust, Class A, Series 2022-2A,
4.38%, 1/21/53, Callable 2/20/40 @ 100(a) 140,423
52,270 Navient Private Education Loan Trust, Class A2A,
Series 2018-BA, 3.61%, 12/15/59, Callable 3/15/28
@ 100(a) 51,253
5,555,548 Navient Private Education Refi Loan Trust, Class
A, Series 2021-EA, 0.97%, 12/16/69, Callable
11/15/29 @ 100(a) 4,789,002
368,115 Navient Private Education Refi Loan Trust, Class A,
Series 2021-A, 0.84%, 5/15/69, Callable 5/15/28
@ 100(a) 324,080
1,636,006 Navient Private Education Refi Loan Trust, Class A,
Series 2021-DA, 6.51%(PRIME-(199)bps), 4/15/60,
Callable 5/15/32 @ 100(a) 1,572,898

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
December 31, 2023
5
See accompanying notes to the financial statements.
Principal Amount Value
Asset Backed Securities, continued
$ 835,306 Navient Private Education Refi Loan Trust, Class
A1B, Series 2020-lA, 6.48%(TSFR1M+111bps),
4/15/69, Callable 11/15/31 @ 100(a) $ 826,312
1,060,769 Navient Private Education Refi Loan Trust, Class A,
Series 2020-FA, 1.22%, 7/15/69, Callable 6/15/27
@ 100(a) 962,815
4,755,438 Navient Private Education Refi Loan Trust, Class A,
Series 2023-A, 5.51%, 10/15/71, Callable 10/15/32
@ 100(a) 4,781,168
1,740,331 Navient Private Education Refi Loan Trust, Class
A2A, Series 2019-D, 3.01%, 12/15/59, Callable
8/15/31 @ 100(a) 1,665,282
85,293 Navient Student Loan Trust, Class A2, Series 2018-
EA, 4.00%, 12/15/59, Callable 7/15/25 @ 100(a) 83,607
1,246,000 Navistar Financial Dealer Note Master Owner Trust
II, Class A, Series 2023-1, 6.18%, 8/25/28(a) 1,255,132
2,881,119 Nelnet Student Loan Trust, Class AFL, Series 2021-
CA, 6.21%(TSFR1M+85bps), 4/20/62, Callable
9/20/31 @ 100(a) 2,836,556
2,507,450 Nelnet Student Loan Trust, Class APT2, Series
2021-A, 1.36%, 4/20/62, Callable 9/20/29 @ 100(a) 2,252,964
4,773,201 Nelnet Student Loan Trust, Class AFL, Series 2021-
BA, 6.25%(TSFR1M+89bps), 4/20/62, Callable
7/20/29 @ 100(a) 4,692,334
6,506,000 OneMain Financial Issuance Trust, Class A, Series
2023-1A, 5.50%, 6/14/38, Callable 6/14/28 @ 100 6,564,634
6,422,000 OneMain Financial Issuance Trust, Class A2, Series
2023-2A, 6.84%(SOFR30A+150bps), 9/15/36,
Callable 9/14/26 @ 100(a) 6,440,502
1,400,000 PFS Financing Corp., Class A, Series 2021-A, 0.71%,
4/15/26(a) 1,379,826
7,235,000 PFS Financing Corp., Class A, Series 2023-B, 5.27%,
5/15/28(a) 7,258,084
5,039,000 PFS Financing Corp., Class A, Series 2023-A, 5.80%,
3/15/28(a) 5,103,012
3,221,000 PFS Financing Corp., Class A, Series 2023-C, 5.52%,
10/15/28(a) 3,229,809
326,211 Prodigy Finance CM2021-1 DAC, Class A, Series
2021-1A, 6.72%(TSFR1M+136bps), 7/25/51,
Callable 11/25/26 @ 100(a) 322,179
2,009,000 Regional Management Issuance Trust, Class A,
Series 2021-2, 1.90%, 8/15/33, Callable 8/15/26
@ 100(a) 1,764,989
925,451 SMB Private Education Loan Trust, Class APT1,
Series 2021-C, 1.39%, 1/15/53(a) 813,856
5,210,952 SMB Private Education Loan Trust, Class A1B,
Series 2022-D, 7.14%(SOFR30A+180bps),
10/15/58(a) 5,250,327
1,335,733 SMB Private Education Loan Trust, Class A1A,
Series 2020-B, 1.29%, 7/15/53(a) 1,200,564
484,610 SMB Private Education Loan Trust, Class B, Series
2021-A, 2.31%, 1/15/53(a) 446,309
8,007,462 SMB Private Education Loan Trust, Class A1B,
Series 2023-B, 7.14%(SOFR30A+180bps),
10/16/56(a) 8,098,231
2,904,057 SMB Private Education Loan Trust, Class A2A1,
Series 2021-A, 6.21%(TSFR1M+84bps), 1/15/53(a) 2,849,903
2,623,417 SMB Private Education Loan Trust, Class APT,
Series 2022-A, 2.85%, 11/16/54(a) 2,419,975
Principal Amount Value
Asset Backed Securities, continued
$ 1,241,868 SMB Private Education Loan Trust, Class A1A,
Series 2023-C, 5.67%, 11/15/52(a) $ 1,251,164
206,994 SMB Private Education Loan Trust, Class A2B,
Series 2017-B, 6.23%(TSFR1M+86bps),
10/15/35(a) 206,462
219,745 SMB Private Education Loan Trust, Class A2B,
Series 2020-A, 6.31%(TSFR1M+94bps), 9/15/37(a) 217,015
762,977 SoFi Professional Loan Program, Class A2FX, Series
2017-F, 2.84%, 1/25/41, Callable 8/25/25 @ 100(a) 741,043
341,381 SoFi Professional Loan Program, Class A2FX, Series
2019-B, 3.09%, 8/17/48, Callable 7/15/26 @ 100(a) 324,310
888,718 SoFi Professional Loan Program Trust, Class A2FX,
Series 2020-A, 2.54%, 5/15/46, Callable 8/15/27
@ 100(a) 825,781
462,460 SoFi Professional Loan Program Trust, Class AFX,
Series 2020-C, 1.95%, 2/15/46, Callable 6/15/28
@ 100(a) 420,765
11,844,000 Toyota Auto Loan Extended Note Trust, Class A,
Series 2023-1A, 4.93%, 6/25/36, Callable 6/25/28
@ 100(a) 11,926,819
2,569,000 Volkswagen Auto Loan Enhanced Trust, Class A3,
Series 2023-1, 5.02%, 6/20/28, Callable 4/20/27
@ 100 2,580,320
Total Asset Backed Securities (Cost $222,546,133) 220,248,313
Collateralized Mortgage Obligations (6.9%):
1,430,804 A&D Mortgage Trust, Class A1, Series 2023-NQM5,
7.05%, 11/25/68, Callable 11/25/26 @ 100(a)(b) 1,454,774
1,000,000 ACRES Commercial Realty, Ltd., Class A, Series
2021-FL2, 6.88%(TSFR1M+151bps), 1/15/37,
Callable 1/15/24 @ 100(a) 984,689
2,810,000 Alen Mortgage Trust, Class A, Series 2021-ACEN,
6.63%(TSFR1M+126bps), 4/15/34(a) 2,516,943
827,979 Allegro CLO VIII, Ltd., Class A, Series 2018-2A,
6.76%(TSFR3M+136bps), 7/15/31, Callable
1/15/24 @ 100(a) 826,534
880,699 Anchorage Capital CLO 7, Ltd., Class AR2, Series
2015-7A, 6.74%(TSFR3M+135bps), 1/28/31,
Callable 1/28/24 @ 100(a) 869,873
1,457,787 Angel Oak Mortgage Trust, Class A1, Series 2023-6,
6.50%, 12/25/67, Callable 8/25/25 @ 100(a)(b) 1,482,952
1,161,976 Apidos CLO XX, Class A1RA, Series 2015-20A,
6.76%(TSFR3M+136bps), 7/16/31, Callable
1/16/24 @ 100(a) 1,161,203
950,000 Apidos CLO Xxv, Class A1R, Series 2016-25A,
6.85%(TSFR3M+143bps), 10/20/31, Callable
1/20/24 @ 100(a) 949,820
306,802 Ares XL CLO, Ltd., Class A1RR, Series 2016-40A,
6.53%(TSFR3M+113bps), 1/15/29, Callable
1/15/24 @ 100(a) 305,784
440,397 Ares XXXIIR CLO, Ltd., Class  A1A, Series 2014-
32RA, 6.58%(TSFR3M+120bps), 5/15/30, Callable
2/15/24 @ 100(a) 439,546
1,446,837 Arroyo Mortgage Trust, Class A1, Series 2022-2,
4.95%, 7/25/57, Callable 7/25/25 @ 100(a) 1,416,056
1,330,000 BANK, Class A5, Series 2021-BN38, 2.52%,
12/15/64, Callable 12/15/31 @ 100 1,108,074
1,075,126 Battalion CLO VIII, Ltd., Class A1R2, Series 2015-
8A, 6.73%(TSFR3M+133bps), 7/18/30, Callable
1/18/24 @ 100(a) 1,072,617

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
December 31, 2023
6
See accompanying notes to the financial statements.
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 4,035,000 BBCMS Mortgage Trust, Class A4, Series 2023-C22,
6.52%, 11/15/56, Callable 10/15/33 @ 100(b) $ 4,399,978
3,850,000 BBCMS Mortgage Trust, Class A, Series 2018-TALL,
6.28%(TSFR1M+92bps), 3/15/37(a) 3,570,998
3,270,000 BBCMS Mortgage Trust, Class A2B, Series 2023-
C19, 5.75%, 4/15/56, Callable 4/15/33 @ 100 3,288,311
1,040,000 Benchmark Mortgage Trust, Class B, Series 2019-
B15, 3.56%, 12/15/72, Callable 12/15/29 @ 100 796,011
1,640,000 Benchmark Mortgage Trust, Class A4, Series 2018-
B7, 4.51%, 5/15/53, Callable 11/15/28 @ 100 1,575,637
3,120,000 Benchmark Mortgage Trust, Class A5, Series 2019-
B12, 3.12%, 8/15/52, Callable 8/15/29 @ 100 2,797,988
2,707,622 BRAVO Residential Funding Trust, Class A1, Series
2023-NQM6, 6.60%, 9/25/63, Callable 8/25/26 @
100(a)(b) 2,727,136
565,000 BSPRT Issuer, Ltd., Class A, Series 2021-FL7,
6.80%(TSFR1M+143bps), 12/15/38, Callable
1/15/24 @ 100(a) 554,438
679,034 BX Commercial Mortgage Trust, Class A, Series
2019-XL, 6.40%(TSFR1M+103bps), 10/15/36(a) 677,322
3,635,000 BX Commercial Mortgage Trust, Class A, Series
2023-XL3, 7.12%(TSFR1M+176bps), 12/9/40(a) 3,635,204
3,350,000 BX Commercial Mortgage Trust, Class A, Series
2020-VIV4, 2.84%, 3/9/44, Callable 3/9/30 @
100(a) 2,867,501
3,400,000 BX Trust, Class A, Series 2023-DELC,
8.05%(TSFR1M+269bps), 5/15/38(a) 3,406,606
615,000 Cantor Commercial Real Estate Lending, Class
A4, Series 2019-CF2, 2.62%, 11/15/52, Callable
10/15/29 @ 100 532,418
603,000 Cantor Commercial Real Estate Lending, Class B,
Series 2019-CF3, 3.50%, 1/15/53, Callable 12/15/29
@ 100(b) 434,556
1,950,000 CEDR Commercial Mortgage Trust, Class A, Series
2022-SNAI, 6.35%(TSFR1M+99bps), 2/15/39(a) 1,832,387
3,734,551 CENT Trust, Class A, Series 2023-CITY,
7.98%(TSFR1M+262bps), 9/15/38(a) 3,753,116
230,495 Chase Home Lending Mortgage Trust, Class A11,
Series 2019-ATR2, 6.37%(TSFR1M+101bps),
7/25/49, Callable 10/25/35 @ 100(a) 212,815
311,186 CIFC Funding, Ltd., Class A1, Series 2017-5A,
6.84%(TSFR3M+144bps), 11/16/30, Callable
1/17/24 @ 100(a) 311,043
1,235,261 CIFC Funding, Ltd., Class A1, Series 2013-3RA,
6.64%(TSFR3M+124bps), 4/24/31, Callable
1/24/24 @ 100(a) 1,234,892
133,518 CIM Trust, Class A1, Series 2021-R6, 1.43%,
7/25/61, Callable 9/25/26 @ 100(a)(b) 111,223
650,967 CIM Trust, Class A11, Series 2019-INV3,
5.50%(SOFR30A+106bps), 8/25/49, Callable
2/25/35 @ 100(a) 605,569
1,460,000 COAST Commercial Mortgage Trust, Class A, Series
2023-2HTL, 7.95%(TSFR1M+259bps), 8/15/36(a) 1,442,463
826,900 COLT Mortgage Loan Trust, Class A1, Series 2023-
4, 7.16%, 10/25/68, Callable 10/25/26 @ 100(a)(b) 838,419
3,075,000 COMM Mortgage Trust, Class A4, Series 2015-
CR26, 3.63%, 10/10/48, Callable 9/10/25 @ 100 2,949,200
667,000 COMM Mortgage Trust, Class A5, Series 2015-
CR24, 3.70%, 8/10/48, Callable 6/10/26 @ 100 644,396
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 1,136,057 Cross Mortgage Trust, Class A1A, Series 2023-H2,
7.14%, 11/25/68, Callable 11/25/25 @ 100(a)(b) $ 1,150,901
210,000 CSAIL Commercial Mortgage Trust, Class A5, Series
2018-CX11, 4.03%, 4/15/51, Callable 4/15/28 @
100(b) 198,832
1,195,000 CSAIL Commercial Mortgage Trust, Class B, Series
2019-C15, 4.48%, 3/15/52, Callable 2/15/29 @ 100 1,006,725
2,209,496 CSMC, Class A, Series 2020-NET, 2.26%, 8/15/37(a) 2,041,359
2,335,000 CSMC, Class B, Series 2021-BHAR,
6.98%(TSFR1M+161bps), 11/15/38(a) 2,283,436
1,554,117 CSMC, Class A1, Series 2021-NQM8, 1.84%,
10/25/66, Callable 11/25/24 @ 100(a)(b) 1,310,736
1,903,642 Dewolf Park CLO, Ltd., Class AR, Series 2017-1A,
6.58%(TSFR3M+118bps), 10/15/30, Callable
1/15/24 @ 100(a) 1,901,227
1,440,000 Diameter Capital CLO 1, Ltd., Class A1A, Series
2021-1A, 6.90%(TSFR3M+150bps), 7/15/36,
Callable 1/15/24 @ 100(a) 1,440,003
369,522 Dryden 30 Senior Loan Fund, Class AR, Series 2013-
30A, 6.46%(TSFR3M+108bps), 11/15/28, Callable
2/15/24 @ 100(a) 368,038
1,886,778 Dryden 37 Senior Loan Fund, Class AR, Series 2015-
37A, 6.76%(TSFR3M+136bps), 1/15/31, Callable
1/15/24 @ 100(a) 1,882,603
463,366 Dryden 60 CLO, Ltd., Class A, Series 2018-60A,
6.71%(TSFR3M+131bps), 7/15/31, Callable
1/15/24 @ 100(a) 463,276
469,467 Flagstar Mortgage Trust, Class A11, Series 2019-
1INV, 5.50%(TSFR1M+106bps), 10/25/49, Callable
3/25/42 @ 100(a) 431,112
1,624,941 Flagstar Mortgage Trust, Class A6, Series 2021-
13IN, 2.50%, 12/30/51, Callable 1/25/48 @ 100(a)
(b) 1,397,195
840,418 Flatiron CLO 18, Ltd., Class A, Series 2018-1A,
6.61%(TSFR3M+121bps), 4/17/31, Callable
1/17/24 @ 100(a) 839,597
883,766 FRESB Mortgage Trust, Class A10H, Series 2019-
SB60, 3.50%(US0001M+350bps), 1/25/39, Callable
12/25/28 @ 100 814,469
637,871 FS RIALTO, Class A, Series  2021-FL2,
6.69%(TSFR1M+133bps), 5/16/38, Callable
1/16/24 @ 100(a) 623,854
2,130,000 Galaxy XXVI CLO, Ltd., Class A, Series 2018-26A,
6.83%(TSFR3M+146bps), 11/22/31, Callable
2/22/24 @ 100(a) 2,130,667
1,023,738 Galaxy XXVII CLO, Ltd., Class A, Series 2018-27A,
6.67%(TSFR3M+128bps), 5/16/31, Callable
2/16/24 @ 100(a) 1,022,714
2,526,688 GCAT Trust, Class A1, Series 2021-NQM7, 1.92%,
8/25/66, Callable 5/25/28 @ 100(a)(b) 2,203,994
2,960,000 GPMT, Ltd., Class A, Series 2021-FL4,
6.82%(TSFR1M+146bps), 12/15/36, Callable
1/20/24 @ 100(a) 2,841,914
4,110,000 Great Wolf Trust, Class A, Series 2019-WOLF,
6.71%(TSFR1M+115bps), 12/15/36(a) 4,094,524
217,091 Grippen Park CLO, Ltd., Class A, Series 2017-1A,
6.94%(TSFR3M+152bps), 1/20/30, Callable
1/20/24 @ 100(a) 217,157

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
December 31, 2023
7
See accompanying notes to the financial statements.
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 3,456,429 GS Mortgage Backed Securities Corp. Trust, Class
A4, Series 2022-PJ2, 2.50%, 6/25/52, Callable
1/25/48 @ 100(a)(b) $ 2,816,450
2,090,000 GS Mortgage Securities Corp. Trust, Class A, Series
2023-FUN, 7.45%(TSFR1M+209bps), 3/15/28(a) 2,082,243
2,105,000 GS Mortgage Securities Corp. Trust, Class B, Series
2023-FUN, 8.15%(TSFR1M+279bps), 3/15/28(a) 2,094,117
1,015,468 GS Mortgage-Backed Securities Trust, Class A2,
Series 2021-PJ2, 2.50%, 7/25/51, Callable 7/25/44
@ 100(a)(b) 821,674
1,578,226 GS Mortgage-Backed Securities Trust, Class A2,
Series 2021-PJ6, 2.50%, 11/25/51, Callable
10/25/48 @ 100(a)(b) 1,271,211
976,613 Homeward Opportunities Fund Trust, Class A1,
Series 2022-1, 5.08%, 7/25/67, Callable 8/25/25
@ 100(a)(b) 978,111
1,525,000 IMT Trust, Class BFX, Series 2017-APTS, 3.50%,
6/15/34(a)(b) 1,496,173
270,000 J.P. Morgan Chase Commercial Mortgage Securities
Trust, Class D, Series 2022-OPO, 3.45%, 1/5/39(a)
(b) 158,114
2,223,186 J.P. Morgan Mortgage Trust, Class A3B, Series
2022-INV3, 3.00%, 9/25/52, Callable 2/25/46 @
100(a)(b) 1,886,582
1,500,000 JP Morgan Chase Commercial Mortgage
Securities Trust, Class A, Series 2022-NXSS,
7.54%(TSFR1M+218bps), 9/15/39(a) 1,501,926
414,471 JP Morgan Mortgage Trust, Class A11, Series 2019-
INV2, 6.37%(TSFR1M+101bps), 2/25/50, Callable
1/25/31 @ 100(a) 385,773
149,456 JP Morgan Mortgage Trust, Class A11, Series 2019-
7, 6.37%(TSFR1M+101bps), 2/25/50, Callable
1/25/35 @ 100(a) 137,779
533,957 JP Morgan Mortgage Trust, Class A3, Series 2021-
7, 2.50%, 11/25/51, Callable 1/25/47 @ 100(a)(b) 433,089
239,811 JP Morgan Mortgage Trust, Class A5, Series
2019-LTV3, 3.48%, 3/25/50, Callable 10/25/31 @
100(a)(b) 231,788
930,564 JP Morgan Mortgage Trust, Class A12, Series 2021-
12, 5.00%, 2/25/52, Callable 6/25/47 @ 100(a)(b) 896,831
62,861 JP Morgan Mortgage Trust, Class A11, Series 2019-
LTV3, 6.27%(TSFR1M+96bps), 3/25/50, Callable
10/25/31 @ 100(a) 62,071
722,897 JP Morgan Mortgage Trust, Class A3, Series 2021-
12, 2.50%, 2/25/52, Callable 6/25/47 @ 100(a)(b) 586,337
1,427,222 JP Morgan Mortgage Trust, Class A12, Series 2021-
14, 5.00%, 5/25/52, Callable 5/25/43 @ 100(a)(b) 1,379,054
352,143 JP Morgan Mortgage Trust, Class A11, Series 2019-
INV3, 6.00%(TSFR1M+111bps), 5/25/50, Callable
3/25/31 @ 100(a) 331,527
52,302 JP Morgan Mortgage Trust, Class A11, Series 2020-
LTV1, 6.00%(TSFR1M+111bps), 6/25/50, Callable
12/25/25 @ 100(a) 52,018
700,000 JPMDB Commercial Mortgage Securities Trust,
Class A5, Series 2017-C5, 3.69%, 3/15/50, Callable
4/15/27 @ 100 656,023
990,204 JPMorgan Mortgage Trust, Class A4, Series 2021-
10, 2.50%, 12/25/51, Callable 4/25/47 @ 100(a)(b) 848,281
2,404,000 KNDL Mortgage Trust, Class A, Series 2019-KNSQ,
6.36%(TSFR1M+100bps), 5/15/36(a) 2,395,040
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 1,530,000 KSL Commercial Mortgage Trust, Class A, Series
2023-HT, 7.64%(TSFR1M+229bps), 12/15/36(a) $ 1,528,018
807,467 LCM XVIII, LP, Class A1R, Series 18A,
6.70%(TSFR3M+128bps), 4/20/31, Callable
1/20/24 @ 100(a) 807,436
1,503,944 Life Mortgage Trust, Class A, Series 2021-BMR,
6.18%(TSFR1M+81bps), 3/15/38(a) 1,470,977
1,875,000 LoanCore Issuer, Ltd., Class A, Series 2021-CRE6,
6.78%(TSFR1M+141bps), 11/15/38, Callable
1/15/24 @ 100(a) 1,830,602
977,493 Madison Park Funding XVII, Ltd., Class ARR, Series
2015-18A, 6.61%(TSFR3M+120bps), 10/21/30,
Callable 1/21/24 @ 100(a) 974,990
1,000,000 Madison Park Funding XXXV, Ltd., Class A1R, Series
2019-35A, 6.67%(TSFR3M+125bps), 4/20/32,
Callable 1/20/24 @ 100(a) 999,719
3,966,121 Mello Mortgage Capital Acceptance, Class A3,
Series 2022-INV2, 3.00%, 4/25/52, Callable 7/25/46
@ 100(a)(b) 3,385,456
630,000 MF1, Class A, Series 2021-W10,
6.43%(TSFR1M+107bps), 12/15/34(a) 613,481
3,481,073 MFA Trust, Class A1, Series 2023-NQM3, 6.62%,
7/25/68, Callable 8/25/26 @ 100(a)(b) 3,503,752
1,271,841 MFA Trust, Class A1, Series 2023-INV2, 6.78%,
10/25/58, Callable 9/25/26 @ 100(a)(b) 1,283,232
1,505,000 MHP, Class A, Series 2021-STOR,
6.18%(TSFR1M+81bps), 7/15/38(a) 1,475,891
1,115,000 MIRA Trust, Class A, Series 2023-MILE, 6.75%,
6/10/38(a) 1,150,111
1,067,684 Morgan Stanley Bank of America Merrill Lynch
Trust, Class A3, Series 2015-C24, 3.48%, 5/15/48,
Callable 8/15/25 @ 100 1,033,498
1,540,000 Morgan Stanley Capital I Trust, Class A4, Series
2016-BNK2, 3.05%, 11/15/49, Callable 11/15/26
@ 100 1,426,549
1,840,000 MSWF Commercial Mortgage Trust, Class A5, Series
2023-2, 6.01%, 12/15/56, Callable 12/15/33 @ 100 1,982,149
834,166 Neuberger Berman CLO XV, Class A1R2, Series
2013-15A, 6.58%(TSFR3M+118bps), 10/15/29,
Callable 1/15/24 @ 100(a) 831,517
9,895,265 Neuberger Berman Loan Advisers CLO
25, Ltd., Class AR, Series 2017-25A,
6.59%(TSFR3M+119bps), 10/18/29, Callable
1/18/24 @ 100(a) 9,859,104
800,000 Neuberger Berman Loan Advisers CLO
32, Ltd., Class AR, Series 2019-32A,
6.65%(TSFR3M+125bps), 1/20/32, Callable
1/19/24 @ 100(a) 798,187
4,280,632 OBX Trust, Class A1, Series 2023-NQM6, 6.52%,
7/25/63, Callable 7/25/26 @ 100(a)(b) 4,294,031
1,424,268 OBX Trust, Class A1, Series 2022-INV3, 3.00%,
2/25/52, Callable 1/25/48 @ 100(a)(b) 1,213,966
750,826 OBX Trust, Class A1, Series 2023-NQM9, 7.16%,
10/25/63, Callable 10/25/26 @ 100(a)(b) 762,525
1,940,377 OCP CLO, Ltd., Class A1, Series 2018-15A,
6.78%(TSFR3M+136bps), 7/20/31, Callable
1/20/24 @ 100(a) 1,939,000
470,000 OCP CLO, Ltd., Class AR, Series 2019-16A,
6.67%(TSFR3M+126bps), 4/10/33, Callable
1/10/24 @ 100(a) 467,066

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
December 31, 2023
8
See accompanying notes to the financial statements.
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 316,896 Octagon Investment Partners 30, Ltd., Class
A1R, Series 2017-1A, 6.68%(TSFR3M+126bps),
3/17/30, Callable 1/20/24 @ 100(a) $ 316,124
3,313,528 OCTAGON INVESTMENT PARTNERS 35, LTD., Class
A1A, Series 2018-1A, 6.74%(TSFR3M+132bps),
1/20/31, Callable 1/20/24 @ 100(a) 3,313,193
991,736 Octagon Investment Partners XVI, Ltd., Class
A1R, Series 2013-1A, 6.68%(TSFR3M+128bps),
7/17/30, Callable 1/17/24 @ 100(a) 989,355
1,200,000 Octagon Investment Partners XVII, Ltd., Class
A2R2, Series 2013-1A, 6.74%(TSFR3M+136bps),
1/25/31, Callable 1/25/24 @ 100(a) 1,191,056
1,510,000 One New York Plaza Trust, Class A, Series 2020-
1NYP, 6.43%(TSFR1M+106bps), 1/15/36(a) 1,442,654
2,700,000 Palmer Square CLO, Ltd., Class A1A, Series 2022-
4A, 7.57%(TSFR3M+215bps), 10/20/35, Callable
1/20/25 @ 100(a) 2,711,763
3,843,440 PRKCM Trust, Class A1, Series 2023-AFC3, 6.58%,
9/25/58, Callable 8/25/26 @ 100(a) 3,888,725
2,083,705 PRKCM Trust, Class A1, Series 2021-AFC2, 2.07%,
11/25/56, Callable 7/25/42 @ 100(a)(b) 1,724,138
601,401 RCKT Mortgage Trust, Class A1, Series 2021-1,
2.50%, 3/25/51, Callable 11/25/39 @ 100(a)(b) 489,296
1,770,511 Regatta X Funding, Ltd., Class A, Series 2017-3A,
6.78%(TSFR3M+138bps), 1/17/31, Callable
1/17/24 @ 100(a) 1,769,883
1,004,580 RR 3, Ltd., Class A1R2, Series 2018-3A,
6.75%(TSFR3M+135bps), 1/15/30, Callable
1/15/24 @ 100(a) 1,004,206
1,322,523 Seasoned Credit Risk Transfer Trust, Class MA,
Series 2019-2, 3.50%, 8/25/58, Callable 3/25/54
@ 100 1,242,560
505,427 Seasoned Credit Risk Transfer Trust, Class MA,
Series 2018-2, 3.50%, 11/25/57, Callable 3/25/40
@ 100 481,214
125,000 SG Commercial Mortgage Securities Trust, Class
A4, Series 2016-C5, 3.06%, 10/10/48, Callable
7/10/26 @ 100 116,448
779,521 SG Residential Mortgage Trust, Class A1, Series
2022-2, 5.35%, 8/25/62, Callable 8/25/25 @ 100(a)
(b) 785,040
1,375,000 Signal Peak CLO 4, Ltd., Class XR, Series 2017-4A,
6.59%(TSFR3M+121bps), 10/26/34, Callable
1/26/24 @ 100(a) 1,370,928
850,974 Signal Peak CLO 5, Ltd., Class A, Series 2018-5A,
6.75%(TSFR3M+137bps), 4/25/31, Callable
1/25/24 @ 100(a) 851,109
1,000,000 Signal Peak CLO 8, Ltd., Class A, Series 2020-8A,
6.95%(TSFR3M+153bps), 4/20/33, Callable
1/20/24 @ 100(a) 996,858
2,810,000 Taubman Centers Commercial Mortgage Trust, Class
A, Series 2022-DPM, 7.55%(TSFR1M+219bps),
5/15/37(a) 2,789,011
616,205 TCI-Flatiron CLO,  Ltd., Class AR, Series 2017-1A,
6.59%(TSFR3M+122bps), 11/18/30, Callable
2/17/24 @ 100(a) 614,472
4,186,460 TCI-Symphony CLO, Ltd., Class AR, Series 2017-
1A, 6.59%(TSFR3M+119bps), 7/15/30, Callable
1/15/24 @ 100(a) 4,175,920
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 6,750,000 TRESTLES CLO V, Ltd., Class A1, Series 2021-5A,
6.85%(TSFR3M+143bps), 10/20/34, Callable
1/20/24 @ 100(a) $ 6,736,435
2,913,034 UWM Mortgage Trust, Class A10, Series 2021-
INV5, 5.00%, 1/25/52, Callable 8/25/49 @ 100(a)(b) 2,836,567
1,773,439 Verus Securitization Trust, Class A1, Series 2022-2,
4.26%, 2/25/67, Callable 12/25/27 @ 100(a)(b) 1,632,274
2,485,836 Verus Securitization Trust, Class A1, Series 2022-3,
4.13%, 2/25/67, Callable 3/25/25 @ 100(a) 2,301,856
622,761 Voya CLO, Ltd., Class AR, Series 2019-1A,
6.72%(TSFR3M+132bps), 4/15/31, Callable
1/15/24 @ 100(a) 621,359
775,000 Wells Fargo Commercial Mortgage Trust, Class A4,
Series 2015-C28, 3.54%, 5/15/48, Callable 5/15/25
@ 100 748,317
1,015,000 Wells Fargo Commercial Mortgage Trust, Class
A4, Series 2015-NXS4, 3.72%, 12/15/48, Callable
11/15/25 @ 100 977,967
8,381,715 Wells Fargo Commercial Mortgage Trust, Class
XA, Series 2016-LC25, 0.82%, 12/15/59, Callable
9/15/26 @ 100(b) 159,042
1,250,000 Wells Fargo Commercial Mortgage Trust, Class
AS, Series 2015-NXS1, 3.41%, 5/15/48, Callable
4/15/25 @ 100 1,142,855
1,500,000 Whitebox CLO III, Ltd., Class A1, Series 2021-3A,
6.88%(TSFR3M+148bps), 10/15/34, Callable
1/15/24 @ 100(a) 1,491,354
Total Collateralized Mortgage Obligations (Cost $213,940,835) 208,498,273
Corporate Bonds (24.0%):
Aerospace & Defense (1.5%):
4,137,000 BAE Systems Holdings, Inc., 3.85%, 12/15/25,
Callable 9/15/25 @ 100(a) 4,031,680
1,611,000 Boeing Co. (The), 3.95%, 8/1/59, Callable 2/1/59
@ 100 1,237,689
1,213,000 Boeing Co. The, 2.20%, 2/4/26, Callable 1/16/24
@ 100 1,143,227
219,000 General Dynamics Corp., 3.50%, 4/1/27, Callable
2/1/27 @ 100 213,375
1,052,000 Huntington Ingalls Industries, Inc., 3.48%, 12/1/27,
Callable 9/1/27 @ 100 995,455
3,943,000 Huntington Ingalls Industries, Inc., 2.04%, 8/16/28,
Callable 6/16/28 @ 100 3,459,580
360,000 Huntington Ingalls Industries, Inc., 4.20%, 5/1/30,
Callable 2/1/30 @ 100 342,606
2,069,000 L3Harris Technologies, Inc., 3.85%, 12/15/26,
Callable 9/15/26 @ 100 2,025,683
1,982,000 L3Harris Technologies, Inc., 4.40%, 6/15/28,
Callable 3/15/28 @ 100 1,956,179
5,159,000 L3Harris Technologies, Inc., 4.40%, 6/15/28,
Callable 3/15/28 @ 100 5,092,196
230,000 L3Harris Technologies, Inc., 5.60%, 7/31/53,
Callable 1/31/53 @ 100 246,827
1,017,000 Lockheed Martin Corp., 3.80%, 3/1/45, Callable
9/1/44 @ 100 882,619
570,000 Lockheed Martin Corp., 4.15%, 6/15/53, Callable
12/15/52 @ 100 513,128
332,000 Lockheed Martin Corp., 5.20%, 2/15/55, Callable
8/15/54 @ 100 349,705

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
December 31, 2023
9
See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Aerospace & Defense, continued
$ 3,054,000 Northrop Grumman Corp., 4.70%, 3/15/33, Callable
12/15/32 @ 100 $ 3,079,232
722,000 Northrop Grumman Corp., 3.85%, 4/15/45, Callable
10/15/44 @ 100 607,425
1,980,000 Northrop Grumman Corp., 4.03%, 10/15/47,
Callable 4/15/47 @ 100 1,699,571
115,000 RTX Corp., 7.00%, 11/1/28 123,990
7,668,000 RTX Corp., 4.13%, 11/16/28, Callable 8/16/28 @
100 7,490,570
4,330,000 RTX Corp., 2.38%, 3/15/32, Callable 12/15/31 @
100 3,617,880
415,000 RTX Corp., 4.20%, 12/15/44, Callable 6/15/44 @
100 335,784
4,525,000 RTX Corp., 2.82%, 9/1/51, Callable 3/1/51 @ 100 2,997,564
589,000 Textron, Inc., 3.65%, 3/15/27, Callable 12/15/26
@ 100 564,889
1,136,000 Textron, Inc., 3.38%, 3/1/28, Callable 12/1/27 @
100 1,074,331
872,000 Textron, Inc., 3.90%, 9/17/29, Callable 6/17/29
@ 100 828,521
855,000 Textron, Inc., 3.00%, 6/1/30, Callable 3/1/30 @ 100 765,934
449,000 Textron, Inc., 2.45%, 3/15/31, Callable 12/15/30
@ 100^ 382,747
46,058,387
Air Freight & Logistics (0.0%
†
):
4,861 United Airlines Pass Through Trust, Series 2016-2,
Class B, 3.65%, 10/7/25 4,553
198,841 United Airlines Pass Through Trust, Series 2018-1,
Class B, 4.60%, 3/1/26 185,037
39,637 United Airlines Pass Through Trust, Series 2016-1,
Class AA, 3.10%, 7/7/28 36,109
154,766 United Airlines Pass Through Trust, Series 2016-2,
Class AA, 2.88%, 10/7/28 139,026
305,322 United Airlines Pass Through Trust, Series 2019-1,
Class AA, 4.15%, 8/25/31 282,336
113,352 United Airlines Pass Through Trust, Series 2019-2,
Class AA, 2.70%, 5/1/32 95,925
742,986
Banks (2.9%):
655,000 Bank of America Corp., 3.82% (TSFR3M+184 bps),
1/20/28, Callable 1/20/27 @ 100, MTN 629,715
3,628,000 Bank of America Corp., 3.71% (TSFR3M+177 bps),
4/24/28, Callable 4/24/27 @ 100 3,467,929
2,164,000 Bank of America Corp., 3.42% (TSFR3M+130 bps),
12/20/28, Callable 12/20/27 @ 100 2,037,509
1,240,000 Bank of America Corp., 3.97% (TSFR3M+133 bps),
3/5/29, Callable 3/5/28 @ 100, MTN 1,184,770
5,246,000 Bank of America Corp., 2.09% (SOFR+106 bps),
6/14/29, Callable 6/14/28 @ 100 4,627,796
1,089,000 Bank of America Corp., 5.82% (SOFR+157 bps),
9/15/29, Callable 9/15/28 @ 100 1,125,136
13,823,000 Bank of America Corp., 3.97% (TSFR3M+147 bps),
2/7/30, Callable 2/7/29 @ 100, MTN 13,118,013
3,146,000 Bank of America Corp., 2.50% (TSFR3M+125 bps),
2/13/31, Callable 2/13/30 @ 100, MTN 2,705,256
1,564,000 Bank of America Corp., 5.29% (SOFR+191 bps),
4/25/34, Callable 4/25/33 @ 100 1,566,319
Principal Amount Value
Corporate Bonds, continued
Banks, continued
$ 1,190,000 Bank of America Corp., 5.87% (SOFR+184 bps),
9/15/34, Callable 9/15/33 @ 100 $ 1,249,005
12,855,000 Citigroup, Inc., 3.98% (TSFR3M+160 bps),
3/20/30, Callable 3/20/29 @ 100 12,210,746
1,832,000 Citigroup, Inc., 2.98% (SOFR+142 bps), 11/5/30,
Callable 11/5/29 @ 100 1,632,785
1,437,000 Citigroup, Inc., 3.78% (SOFR+194 bps), 3/17/33,
Callable 3/17/32 @ 100 1,289,584
2,001,000 Citigroup, Inc., 6.27% (SOFR+234 bps), 11/17/33,
Callable 11/17/32 @ 100 2,142,895
1,196,000 JP Morgan Chase & Co., 1.95% (SOFR+107 bps),
2/4/32, Callable 2/4/31 @ 100 974,458
2,139,000 JP Morgan Chase & Co., 5.35% (SOFR+185 bps),
6/1/34, Callable 6/1/33 @ 100 2,170,443
2,913,000 JPMorgan Chase & Co., 5.30% (SOFR+145 bps),
7/24/29, Callable 7/24/28 @ 100 2,954,860
1,770,000 JPMorgan Chase & Co., 6.09% (SOFR+157 bps),
10/23/29, Callable 10/23/28 @ 100 1,859,711
4,315,000 JPMorgan Chase & Co., 3.70% (TSFR3M+142
bps), 5/6/30, Callable 5/6/29 @ 100 4,039,647
1,800,000 JPMorgan Chase & Co., 4.46% (EUR003M+128
bps), 11/13/31, Callable 11/13/30 @ 100, MTN(a) 2,092,761
3,373,000 JPMorgan Chase & Co., 2.96% (SOFR+126 bps),
1/25/33, Callable 1/25/32 @ 100 2,893,946
396,000 Synchrony Bank, 5.63%, 8/23/27, Callable 7/23/27
@ 100 389,152
8,224,000 Wells Fargo & Co., 4.15%, 1/24/29, Callable
10/24/28 @ 100 8,007,577
1,860,000 Wells Fargo & Co., 5.57% (SOFR+174 bps),
7/25/29, Callable 7/25/28 @ 100 1,900,336
705,000 Wells Fargo & Co., 2.57% (TSFR3M+126 bps),
2/11/31, Callable 2/11/30 @ 100, MTN 610,077
2,985,000 Wells Fargo & Co., 5.39% (SOFR+202 bps),
4/24/34, Callable 4/24/33 @ 100 2,994,349
3,991,000 Wells Fargo & Co., 5.56% (SOFR+199 bps),
7/25/34, Callable 7/25/33 @ 100 4,051,001
2,767,000 Wells Fargo Bank NA, 5.45%, 8/7/26, Callable
7/7/26 @ 100 2,812,930
2,216,000 Wells Fargo Bank NA, 5.25%, 12/11/26, Callable
11/10/26 @ 100 2,244,808
88,983,514
Biotechnology (1.0%):
4,317,000 AbbVie, Inc., 4.55%, 3/15/35, Callable 9/15/34
@ 100 4,233,915
6,143,000 AbbVie, Inc., 4.50%, 5/14/35, Callable 11/14/34
@ 100 6,025,742
1,874,000 AbbVie, Inc., 4.30%, 5/14/36, Callable 11/14/35
@ 100 1,790,598
5,302,000 Amgen, Inc., 5.15%, 3/2/28, Callable 2/2/28 @ 100 5,425,277
1,698,000 Amgen, Inc., 4.05%, 8/18/29, Callable 6/18/29
@ 100 1,663,444
722,000 Amgen, Inc., 5.25%, 3/2/30, Callable 1/2/30 @ 100 741,502
1,149,000 Amgen, Inc., 3.00%, 1/15/52, Callable 7/15/51
@ 100 800,720
1,628,000 Amgen, Inc., 4.20%, 2/22/52, Callable 8/22/51
@ 100 1,380,925
785,000 Amgen, Inc., 5.65%, 3/2/53, Callable 9/2/52 @ 100 825,530
1,007,000 Amgen, Inc., 4.40%, 2/22/62, Callable 8/22/61
@ 100 849,399

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
December 31, 2023
10
See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Biotechnology, continued
$ 2,326,000 Amgen, Inc., 5.75%, 3/2/63, Callable 9/2/62 @ 100 $ 2,446,352
2,839,000 Gilead Sciences, Inc., 1.65%, 10/1/30, Callable
7/1/30 @ 100 2,372,901
2,929,000 Gilead Sciences, Inc., 2.60%, 10/1/40, Callable
4/1/40 @ 100 2,156,836
63,000 Gilead Sciences, Inc., 4.80%, 4/1/44, Callable
10/1/43 @ 100 60,976
486,000 Gilead Sciences, Inc., 4.50%, 2/1/45, Callable
8/1/44 @ 100 450,882
31,224,999
Broadline Retail (0.0%
†
):
280,000 eBay, Inc., 6.30%, 11/22/32, Callable 8/22/32 @
100 307,287
Building Products (0.1%):
300,000 Carrier Global Corp., Registered Shares, 4.50%,
11/29/32, Callable 8/29/32 @ 100(a) 353,757
754,000 Owens Corning, 4.30%, 7/15/47, Callable 1/15/47
@ 100 654,969
566,000 Owens Corning, 4.40%, 1/30/48, Callable 7/30/47
@ 100 491,425
1,500,151
Capital Markets (2.9%):
2,463,000 FactSet Research Systems, Inc., 3.45%, 3/1/32,
Callable 12/1/31 @ 100 2,212,375
1,004,000 Goldman Sachs Group, Inc. (The), 5.80%
(SOFR+108 bps), 8/10/26, Callable 8/10/25 @ 100 1,012,131
10,937,000 Goldman Sachs Group, Inc. (The), 3.62%
(SOFR+185 bps), 3/15/28, Callable 3/15/27 @ 100 10,496,302
1,305,000 Goldman Sachs Group, Inc. (The), 3.81%
(TSFR3M+142 bps), 4/23/29, Callable 4/23/28
@ 100 1,233,589
5,054,000 Goldman Sachs Group, Inc. (The), 6.48%
(SOFR+177 bps), 10/24/29, Callable 10/24/28 @
100 5,365,817
697,000 Goldman Sachs Group, Inc. (The), 1.99%
(SOFR+109 bps), 1/27/32, Callable 1/27/31 @ 100 561,254
1,404,000 Goldman Sachs Group, Inc. (The), 2.62%
(SOFR+128 bps), 4/22/32, Callable 4/22/31 @ 100 1,176,524
1,406,000 Goldman Sachs Group, Inc. (The), 2.38%
(SOFR+125 bps), 7/21/32, Callable 7/21/31 @ 100 1,156,556
3,081,000 Goldman Sachs Group, Inc. (The), 2.65%
(SOFR+126 bps), 10/21/32, Callable 10/21/31 @
100 2,570,639
2,909,000 Goldman Sachs Group, Inc. (The), 6.56%
(SOFR+195 bps), 10/24/34, Callable 10/24/33 @
100 3,200,045
716,000 Intercontinental Exchange, Inc., 2.10%, 6/15/30,
Callable 3/15/30 @ 100 615,827
464,000 Moody's Corp., 0.95%, 2/25/30, Callable 11/25/29
@ 100 452,553
1,415,000 Moody's Corp., 2.00%, 8/19/31, Callable 5/19/31
@ 100 1,171,419
366,000 Moody's Corp., 2.55%, 8/18/60, Callable 2/18/60
@ 100 209,580
3,493,000 Morgan Stanley, 3.59% (US0003M+134 bps),
7/22/28, Callable 7/22/27 @ 100 3,337,713
6,500,000 Morgan Stanley, 3.77% (TSFR3M+140 bps),
1/24/29, Callable 1/24/28 @ 100 6,176,762
Principal Amount Value
Corporate Bonds, continued
Capital Markets, continued
$ 3,061,000 Morgan Stanley, 5.12% (SOFR+173 bps), 2/1/29,
Callable 2/1/28 @ 100 $ 3,080,147
810,000 Morgan Stanley, 4.66% (EUR003M+130 bps),
3/2/29, Callable 3/2/28 @ 100 927,831
2,995,000 Morgan Stanley, 5.16% (SOFR+159 bps), 4/20/29,
Callable 4/20/28 @ 100 3,006,713
5,882,000 Morgan Stanley, 6.41% (SOFR+183 bps), 11/1/29,
Callable 11/1/28 @ 100 6,235,391
2,448,000 Morgan Stanley, 4.43% (TSFR3M+189 bps),
1/23/30, Callable 1/23/29 @ 100, MTN 2,388,063
11,140,000 Morgan Stanley, 2.70% (SOFR+114 bps), 1/22/31,
Callable 1/22/30 @ 100, MTN 9,747,007
2,220,000 Morgan Stanley, 1.79% (SOFR+103 bps), 2/13/32,
Callable 2/13/31 @ 100, MTN 1,776,664
208,000 Morgan Stanley, 2.51% (SOFR+120 bps),
10/20/32, Callable 10/20/31 @ 100, MTN 172,046
9,276,000 Morgan Stanley, 5.25% (SOFR+187 bps), 4/21/34,
Callable 4/21/33 @ 100 9,272,855
3,989,000 Morgan Stanley, 5.42% (SOFR+188 bps), 7/21/34,
Callable 7/21/33 @ 100 4,032,783
2,621,000 Nasdaq, Inc., 5.55%, 2/15/34, Callable 11/15/33
@ 100 2,713,382
1,385,000 Pfizer Investment Enterprises Pte, Ltd., 5.30%,
5/19/53, Callable 11/19/52 @ 100 1,410,222
2,210,000 Pfizer Investment Enterprises Pte, Ltd., 5.34%,
5/19/63, Callable 11/19/62 @ 100 2,239,762
405,000 S&P Global, Inc., 5.25%, 9/15/33, Callable 6/15/33
@ 100(a) 422,785
88,374,737
Commercial Services & Supplies (0.1%):
563,000 Republic Services, Inc., 3.95%, 5/15/28, Callable
2/15/28 @ 100 551,425
612,000 Republic Services, Inc., 2.38%, 3/15/33, Callable
12/15/32 @ 100 511,630
753,000 Republic Services, Inc., 5.00%, 4/1/34, Callable
1/1/34 @ 100 770,368
107,000 Waste Management, Inc., 2.95%, 6/1/41, Callable
12/1/40 @ 100 83,468
1,916,891
Communications Equipment (0.3%):
435,000 Juniper Networks, Inc., 3.75%, 8/15/29, Callable
5/15/29 @ 100 409,677
2,716,000 Motorola Solutions, Inc., 2.30%, 11/15/30, Callable
8/15/30 @ 100 2,291,155
2,834,000 Motorola Solutions, Inc., 2.75%, 5/24/31, Callable
2/24/31 @ 100 2,422,871
3,002,000 Motorola Solutions, Inc., 5.60%, 6/1/32, Callable
3/1/32 @ 100 3,093,174
8,216,877
Consumer Finance (0.0%
†
):
210,000 Capital One Financial Corp., 2.36% (SOFR+134
bps), 7/29/32, Callable 7/29/31 @ 100 159,327
351,000 Capital One NA, 2.28% (SOFR+91 bps), 1/28/26,
Callable 1/28/25 @ 100 339,062
498,389

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
December 31, 2023
11
See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Containers & Packaging (0.0%
†
):
$ 1,557,000 Amcor Flexibles North America, Inc., 2.69%,
5/25/31, Callable 2/25/31 @ 100 $ 1,330,827
Diversified Consumer Services (0.0%
†
):
145,000 California Institute of Technology, 4.32%, 8/1/45 133,289
360,000 Massachusetts Institute of Technology, 4.68%,
7/1/14 344,014
477,303
Diversified Telecommunication Services (1.3%):
749,000 AT&T, Inc., 2.55%, 12/1/33, Callable 9/1/33 @ 100 610,860
3,627,000 AT&T, Inc., 5.40%, 2/15/34, Callable 11/15/33
@ 100 3,740,482
939,000 AT&T, Inc., 4.50%, 5/15/35, Callable 11/15/34
@ 100 891,077
408,000 AT&T, Inc., 4.85%, 3/1/39, Callable 9/1/38 @ 100 389,823
1,748,000 AT&T, Inc., 3.50%, 6/1/41, Callable 12/1/40 @ 100 1,391,653
490,000 AT&T, Inc., 4.35%, 6/15/45, Callable 12/15/44
@ 100 425,361
1,000,000 AT&T, Inc., 3.65%, 6/1/51, Callable 12/1/50 @ 100 758,329
4,974,000 AT&T, Inc., 3.55%, 9/15/55, Callable 3/15/55 @
100 3,594,879
422,000 AT&T, Inc., 3.80%, 12/1/57, Callable 6/1/57 @ 100 311,892
3,871,000 AT&T, Inc., 3.65%, 9/15/59, Callable 3/15/59 @
100 2,775,898
2,965,000 Verizon Communications, Inc., 3.15%, 3/22/30,
Callable 12/22/29 @ 100 2,717,974
2,472,000 Verizon Communications, Inc., 1.75%, 1/20/31,
Callable 10/20/30 @ 100 2,035,756
993,000 Verizon Communications, Inc., 2.55%, 3/21/31,
Callable 12/21/30 @ 100 855,676
16,454,000 Verizon Communications, Inc., 2.36%, 3/15/32,
Callable 12/15/31 @ 100 13,718,917
969,000 Verizon Communications, Inc., 4.50%, 8/10/33 944,424
1,143,000 Verizon Communications, Inc., 4.40%, 11/1/34,
Callable 5/1/34 @ 100 1,101,760
3,322,000 Verizon Communications, Inc., 4.27%, 1/15/36 3,134,898
773,000 Verizon Communications, Inc., 3.00%, 11/20/60,
Callable 5/20/60 @ 100 510,160
39,909,819
Electric Utilities (2.9%):
297,000 AEP Texas, Inc., Series E, 6.65%, 2/15/33 322,736
4,968,000 AEP Texas, Inc., 5.40%, 6/1/33, Callable 3/1/33
@ 100 5,066,585
901,000 AEP Texas, Inc., 3.45%, 5/15/51, Callable 11/15/50
@ 100 656,602
410,000 AEP Texas, Inc., 5.25%, 5/15/52, Callable 11/15/51
@ 100 399,773
1,005,000 AEP Transmission Co. LLC, 3.15%, 9/15/49, Callable
3/15/49 @ 100 725,312
905,000 AEP Transmission Co. LLC, Series M, 3.65%,
4/1/50, Callable 10/1/49 @ 100 717,676
557,000 AEP Transmission Co. LLC, Series N, 2.75%,
8/15/51, Callable 2/15/51 @ 100 367,605
666,000 AEP Transmission Co. LLC, 5.40%, 3/15/53, Callable
9/15/52 @ 100 697,251
823,000 Alabama Power Co., Series B, 3.70%, 12/1/47,
Callable 6/1/47 @ 100 658,486
643,000 Alabama Power Co., 3.45%, 10/1/49, Callable
4/1/49 @ 100 490,439
Principal Amount Value
Corporate Bonds, continued
Electric Utilities, continued
$ 908,000 Alabama Power Co., 3.00%, 3/15/52, Callable
9/15/51 @ 100 $ 637,608
239,000 American Transmission Systems, Inc., 2.65%,
1/15/32, Callable 10/15/31 @ 100(a) 202,865
422,000 Atlantic City Electric Co., 4.00%, 10/15/28, Callable
7/15/28 @ 100 412,105
1,216,000 Baltimore Gas & Electric Co., 3.75%, 8/15/47,
Callable 2/15/47 @ 100 982,009
642,000 Baltimore Gas & Electric Co., 3.20%, 9/15/49,
Callable 3/15/49 @ 100 472,349
1,310,000 Baltimore Gas and Electric Co., 4.55%, 6/1/52,
Callable 12/1/51 @ 100 1,207,622
444,000 Commonwealth Edison Co., 3.20%, 11/15/49,
Callable 5/15/49 @ 100 321,322
750,000 Commonwealth Edison Co., 3.13%, 3/15/51,
Callable 9/15/50 @ 100 535,232
827,000 Commonwealth Edison Co., 2.75%, 9/1/51, Callable
3/1/51 @ 100 544,727
549,000 Commonwealth Edison Co., 5.30%, 2/1/53, Callable
8/1/52 @ 100 558,727
338,000 Consolidated Edison Co. of New York, Inc., 6.15%,
11/15/52, Callable 5/15/52 @ 100 383,395
404,000 Consolidated Edison Co. of New York, Inc., 4.63%,
12/1/54, Callable 6/1/54 @ 100 365,678
366,000 Dominion Energy South Carolina, Inc., 6.25%,
10/15/53, Callable 4/15/53 @ 100 423,857
374,000 DTE Electric Co., 3.75%, 8/15/47, Callable 2/15/47
@ 100 304,235
119,000 DTE Electric Co., Series A, 4.05%, 5/15/48, Callable
11/15/47 @ 100 102,005
1,088,000 DTE Electric Co., 3.95%, 3/1/49, Callable 9/1/48
@ 100 926,120
2,635,000 DTE Electric Co., 5.40%, 4/1/53, Callable 10/1/52
@ 100 2,768,078
429,000 Duke Energy Carolinas LLC, 2.45%, 2/1/30, Callable
11/1/29 @ 100 379,510
2,934,000 Duke Energy Carolinas LLC, 4.95%, 1/15/33,
Callable 10/15/32 @ 100 2,993,675
118,000 Duke Energy Carolinas LLC, 3.75%, 6/1/45, Callable
12/1/44 @ 100 95,386
718,000 Duke Energy Carolinas LLC, 3.88%, 3/15/46,
Callable 9/15/45 @ 100 585,917
654,000 Duke Energy Carolinas LLC, 3.95%, 3/15/48,
Callable 9/15/47 @ 100 541,316
426,000 Duke Energy Carolinas LLC, 3.20%, 8/15/49,
Callable 2/15/49 @ 100 310,747
674,000 Duke Energy Carolinas LLC, 3.45%, 4/15/51,
Callable 10/15/50 @ 100 512,869
210,000 Duke Energy Corp., 4.30%, 3/15/28, Callable
2/15/28 @ 100 206,848
3,067,000 Duke Energy Florida LLC, 2.50%, 12/1/29, Callable
9/1/29 @ 100 2,736,141
2,209,000 Duke Energy Florida LLC, 1.75%, 6/15/30, Callable
3/15/30 @ 100 1,850,645
285,000 Duke Energy Florida LLC, 4.20%, 7/15/48, Callable
1/15/48 @ 100 247,699
1,396,000 Duke Energy Florida LLC, 5.95%, 11/15/52, Callable
5/15/52 @ 100 1,545,978

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
December 31, 2023
12
See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Electric Utilities, continued
$ 544,000 Duke Energy Ohio, Inc., 3.65%, 2/1/29, Callable
11/1/28 @ 100 $ 524,376
420,000 Duke Energy Progress LLC, 3.45%, 3/15/29, Callable
12/15/28 @ 100 400,805
2,068,000 Duke Energy Progress LLC, 5.25%, 3/15/33, Callable
12/15/32 @ 100 2,144,032
220,000 Duke Energy Progress LLC, 5.70%, 4/1/35 228,110
311,000 Duke Energy Progress LLC, 6.30%, 4/1/38 345,078
1,043,000 Duke Energy Progress LLC, 4.10%, 5/15/42, Callable
11/15/41 @ 100 904,602
857,000 Duke Energy Progress LLC, 4.38%, 3/30/44, Callable
9/30/43 @ 100 761,115
337,000 Duke Energy Progress LLC, 4.20%, 8/15/45, Callable
2/15/45 @ 100 289,520
656,000 Duke Energy Progress LLC, 2.50%, 8/15/50, Callable
2/15/50 @ 100 414,589
360,000 Edison International, 5.75%, 6/15/27, Callable
4/15/27 @ 100 368,348
258,000 Entergy Arkansas LLC, 3.35%, 6/15/52, Callable
12/15/51 @ 100 188,389
178,000 Entergy Louisiana LLC, 3.05%, 6/1/31, Callable
3/1/31 @ 100 157,323
2,185,000 Eversource Energy, 5.45%, 3/1/28, Callable 2/1/28
@ 100 2,243,682
251,000 Exelon Corp., 5.63%, 6/15/35 258,773
193,000 FirstEnergy Corp., 2.05%, 3/1/25, Callable 2/1/25
@ 100 186,817
636,000 FirstEnergy Corp., Series C, 3.40%, 3/1/50, Callable
9/1/49 @ 100 444,437
637,000 FirstEnergy Transmission LLC, 4.55%, 4/1/49,
Callable 10/1/48 @ 100(a) 553,833
449,000 Florida Power & Light Co., 3.99%, 3/1/49, Callable
9/1/48 @ 100 387,639
1,120,000 Florida Power & Light Co., 3.15%, 10/1/49, Callable
4/1/49 @ 100 831,594
584,000 Georgia Power Co., 4.95%, 5/17/33, Callable
11/17/32 @ 100 590,919
174,000 Kentucky Utilities Co., 5.45%, 4/15/33, Callable
1/15/33 @ 100 181,968
170,000 Louisville Gas and Electric Co., 5.45%, 4/15/33,
Callable 1/15/33 @ 100 177,139
281,000 Metropolitan Edison Co., 5.20%, 4/1/28, Callable
3/1/28 @ 100(a) 283,080
552,000 MidAmerican Energy Co., 3.10%, 5/1/27, Callable
2/1/27 @ 100 524,413
1,566,000 Northern States Power Co., 2.90%, 3/1/50, Callable
9/1/49 @ 100 1,105,397
311,000 Northern States Power Co., 2.60%, 6/1/51, Callable
12/1/50 @ 100 205,211
174,000 Northern States Power Co., 3.20%, 4/1/52, Callable
10/1/51 @ 100 129,334
465,000 Northern States Power Co., 4.50%, 6/1/52, Callable
12/1/51 @ 100 432,446
299,000 NRG Energy, Inc., 2.45%, 12/2/27, Callable 10/2/27
@ 100(a) 268,734
598,000 Ohio Power Co., Series P, 2.60%, 4/1/30, Callable
1/1/30 @ 100 527,999
704,000 Ohio Power Co., Series Q, 1.63%, 1/15/31, Callable
10/15/30 @ 100^ 571,885
Principal Amount Value
Corporate Bonds, continued
Electric Utilities, continued
$ 494,000 Ohio Power Co., Series G, 6.60%, 2/15/33 $ 542,903
4,486,000 Ohio Power Co., 5.00%, 6/1/33, Callable 3/1/33
@ 100 4,529,128
345,000 Ohio Power Co., Series F, 5.85%, 10/1/35 362,621
362,000 Ohio Power Co., 4.00%, 6/1/49, Callable 12/1/48
@ 100 297,536
663,000 Ohio Power Co., Series R, 2.90%, 10/1/51, Callable
4/1/51 @ 100 452,755
157,000 Oncor Electric Delivery Co. LLC, 3.80%, 9/30/47,
Callable 3/30/47 @ 100 130,633
987,000 Pacific Gas and Electric Co., 6.15%, 1/15/33,
Callable 10/15/32 @ 100 1,025,677
8,122,000 Pacific Gas and Electric Co., 6.40%, 6/15/33,
Callable 3/15/33 @ 100 8,562,521
728,000 Pacific Gas and Electric Co., 3.50%, 8/1/50, Callable
2/1/50 @ 100 505,345
614,000 PECO Energy Co., 3.05%, 3/15/51, Callable 9/15/50
@ 100 436,166
460,000 PECO Energy Co., 2.85%, 9/15/51, Callable 3/15/51
@ 100 314,472
736,000 PECO Energy Co., 4.38%, 8/15/52, Callable 2/15/52
@ 100 667,527
458,000 Public Service Co of New Hampshire, 3.60%,
7/1/49, Callable 1/1/49 @ 100 366,200
545,000 Public Service Co of New Hampshire, 5.15%,
1/15/53, Callable 7/15/52 @ 100 556,436
535,000 Public Service Electric and Gas Co., 3.65%, 9/1/28,
Callable 6/1/28 @ 100 515,438
821,000 Public Service Electric and Gas Co., 4.90%,
12/15/32, Callable 9/15/32 @ 100 838,807
357,000 Public Service Electric and Gas Co., 4.65%, 3/15/33,
Callable 12/15/32 @ 100, MTN 358,011
389,000 Public Service Electric and Gas Co., 4.15%, 11/1/45,
Callable 5/1/45 @ 100 334,265
340,000 Public Service Electric and Gas Co., 2.05%, 8/1/50,
Callable 2/1/50 @ 100, MTN 199,635
569,000 San Diego Gas & Electric Co., Series RRR, 3.75%,
6/1/47, Callable 12/1/46 @ 100 459,128
1,221,000 San Diego Gas & Electric Co., 5.35%, 4/1/53,
Callable 10/1/52 @ 100 1,236,936
2,073,000 Southern California Edison Co., Series 20C, 1.20%,
2/1/26, Callable 1/1/26 @ 100 1,928,211
440,000 Southern California Edison Co., 5.65%, 10/1/28,
Callable 9/1/28 @ 100 458,547
742,000 Southern California Edison Co., 2.75%, 2/1/32,
Callable 11/1/31 @ 100 642,912
2,480,000 Southern California Edison Co., 5.95%, 11/1/32,
Callable 8/1/32 @ 100 2,670,057
671,000 Southern California Edison Co., Series 2004-G,
5.75%, 4/1/35 699,715
417,000 Southern California Edison Co., Series 2005-E,
5.35%, 7/15/35 429,525
533,000 Southern California Edison Co., 5.88%, 12/1/53,
Callable 6/1/53 @ 100 573,801
2,500,000 Southern Co. (The), 1.88% (EUSA5+211 bps),
9/15/81, Callable 6/15/27 @ 100 2,361,694
184,000 Southwestern Electric Power Co., 5.30%, 4/1/33,
Callable 1/1/33 @ 100 184,906

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
December 31, 2023
13
See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Electric Utilities, continued
$ 215,000 Tampa Electric Co., 4.20%, 5/15/45, Callable
11/15/44 @ 100 $ 174,827
3,000 Tampa Electric Co., 4.45%, 6/15/49, Callable
12/15/48 @ 100 2,616
1,677,412 Texas Electric Market Stabilization Funding N LLC,
Series A-1, 4.27%, 8/1/34(a) 1,624,902
463,000 Union Electric Co., 2.63%, 3/15/51, Callable 9/15/50
@ 100 303,118
309,000 Union Electric Co., 5.45%, 3/15/53, Callable 9/15/52
@ 100 318,664
381,000 Virginia Electric and Power Co., Series A, 6.00%,
5/15/37 409,979
715,000 Virginia Electric and Power Co., Series B, 4.20%,
5/15/45, Callable 11/15/44 @ 100 610,129
359,000 Wisconsin Power and Light Co., 1.95%, 9/16/31,
Callable 6/16/31 @ 100 293,907
86,268,367
Financial Services (0.4%):
295,000 Franciscan Missionaries of Our Lady Health System,
Inc., Series B, 3.91%, 7/1/49, Callable 1/1/49 @
100 223,345
1,508,000 Glencore Funding LLC, 3.88%, 10/27/27, Callable
7/27/27 @ 100(a) 1,451,239
2,012,000 Glencore Funding LLC, 5.40%, 5/8/28, Callable
4/8/28 @ 100(a) 2,049,715
1,418,000 Glencore Funding LLC, 6.38%, 10/6/30, Callable
8/6/30 @ 100(a) 1,520,947
761,000 Global Payments, Inc., 4.45%, 6/1/28, Callable
3/1/28 @ 100 740,603
2,254,000 Global Payments, Inc., 2.90%, 5/15/30, Callable
2/15/30 @ 100 1,983,989
756,000 Global Payments, Inc., 4.88%, 3/17/31, Callable
1/17/31 @ 100 874,837
915,000 Northwest Florida Timber Finance LLC, 4.75%,
3/4/29(a) 867,084
870,000 Penske Truck Leasing Co. LP/PTL Finance Corp.,
3.90%, 2/1/24(a) 867,944
397,000 Penske Truck Leasing Co. LP/PTL Finance Corp.,
4.45%, 1/29/26, Callable 11/29/25 @ 100(a) 388,550
678,000 Penske Truck Leasing Co. LP/PTL Finance Corp.,
5.88%, 11/15/27, Callable 10/15/27 @ 100(a) 691,560
11,659,813
Gas Utilities (0.7%):
262,000 Atmos Energy Corp., 4.13%, 10/15/44, Callable
4/15/44 @ 100 232,687
13,884,000 Cheniere Corpus Christi Holdings LLC, 5.13%,
6/30/27, Callable 1/1/27 @ 100 13,936,065
3,507,000 Cheniere Corpus Christi Holdings LLC, 3.70%,
11/15/29, Callable 5/18/29 @ 100 3,296,580
753,000 ONE Gas, Inc., 2.00%, 5/15/30, Callable 2/15/30
@ 100 639,966
560,000 Piedmont Natural Gas Co., Inc., 3.50%, 6/1/29,
Callable 3/1/29 @ 100 523,958
500,000 Piedmont Natural Gas Co., Inc., 2.50%, 3/15/31,
Callable 12/15/30 @ 100^ 427,284
298,000 Southwest Gas Corp., 5.80%, 12/1/27, Callable
11/1/27 @ 100 307,315
Principal Amount Value
Corporate Bonds, continued
Gas Utilities, continued
$ 1,490,000 Southwest Gas Corp., 5.45%, 3/23/28, Callable
2/23/28 @ 100 $ 1,530,254
20,894,109
Ground Transportation (0.5%):
787,000 Burlington Northern Santa Fe LLC, 4.05%, 6/15/48,
Callable 12/15/47 @ 100 682,712
1,850,000 Burlington Northern Santa Fe LLC, 4.15%,
12/15/48, Callable 6/15/48 @ 100 1,634,812
855,000 Burlington Northern Santa Fe LLC, 3.05%, 2/15/51,
Callable 8/15/50 @ 100 618,715
685,000 Burlington Northern Santa Fe LLC, 3.30%, 9/15/51,
Callable 3/15/51 @ 100 522,926
313,000 Burlington Northern Santa Fe LLC, 2.88%, 6/15/52,
Callable 12/15/51 @ 100 219,978
376,000 CSX Corp., 4.50%, 3/15/49, Callable 9/15/48 @ 100 342,226
1,715,000 CSX Corp., 2.50%, 5/15/51, Callable 11/15/50 @
100 1,108,051
347,000 CSX Corp., 4.50%, 11/15/52, Callable 5/15/52 @
100 322,541
1,356,000 Norfolk Southern Corp., 2.55%, 11/1/29, Callable
8/1/29 @ 100 1,214,450
667,000 Norfolk Southern Corp., 3.40%, 11/1/49, Callable
5/1/49 @ 100 504,161
2,331,000 Norfolk Southern Corp., 3.05%, 5/15/50, Callable
11/15/49 @ 100 1,658,751
776,000 Norfolk Southern Corp., 2.90%, 8/25/51, Callable
2/25/51 @ 100 530,280
738,000 Norfolk Southern Corp., 4.05%, 8/15/52, Callable
2/15/52 @ 100 625,743
585,000 Ryder System, Inc., 5.65%, 3/1/28, Callable 2/1/28
@ 100 602,190
1,198,000 Ryder System, Inc., 5.25%, 6/1/28, Callable 5/1/28
@ 100, MTN 1,213,416
1,287,000 Union Pacific Corp., 2.80%, 2/14/32, Callable
12/15/31 @ 100 1,142,765
2,000 Union Pacific Corp., 4.50%, 9/10/48, Callable
3/10/48 @ 100 1,824
2,011,000 Union Pacific Corp., 2.95%, 3/10/52, Callable
9/10/51 @ 100 1,428,248
1,254,000 Union Pacific Corp., 4.95%, 9/9/52, Callable 3/9/52
@ 100 1,276,828
305,000 Union Pacific Corp., 4.95%, 5/15/53, Callable
11/15/52 @ 100 311,153
348,653 Union Pacific Railroad Co. Pass Through Trust,
Series 2014-1, 3.23%, 5/14/26 334,854
16,296,624
Health Care Providers & Services (1.0%):
275,000 AHS Hospital Corp., Series 2021, 2.78%, 7/1/51,
Callable 1/1/51 @ 100 183,164
610,000 City of Hope, Series 2013, 5.62%, 11/15/43 615,209
350,000 CommonSpirit Health, 2.78%, 10/1/30, Callable
4/1/30 @ 100 303,465
130,000 CommonSpirit Health, 3.82%, 10/1/49, Callable
4/1/49 @ 100 103,149
965,000 Corewell Health Obligated Group, Series 2019-A,
3.49%, 7/15/49, Callable 1/15/49 @ 100 745,491
299,000 CVS Health Corp., 4.30%, 3/25/28, Callable
12/25/27 @ 100 294,067

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
December 31, 2023
14
See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Health Care Providers & Services, continued
$ 6,286,000 CVS Health Corp., 5.00%, 1/30/29, Callable
12/30/28 @ 100 $ 6,398,274
675,000 CVS Health Corp., 2.13%, 9/15/31, Callable 6/15/31
@ 100 559,017
1,240,000 Duke University Health System, Inc., Series 2017,
3.92%, 6/1/47, Callable 12/1/46 @ 100 1,057,436
448,000 Elevance Health, Inc., 4.55%, 3/1/48, Callable
9/1/47 @ 100 407,536
710,000 Elevance Health, Inc., 4.55%, 5/15/52, Callable
11/15/51 @ 100 645,981
948,000 Elevance Health, Inc., 6.10%, 10/15/52, Callable
4/15/52 @ 100 1,071,953
615,000 Evernorth Health, Inc., 4.50%, 2/25/26, Callable
11/27/25 @ 100 610,252
5,417,000 HCA, Inc., 3.13%, 3/15/27, Callable 2/15/27 @ 100 5,130,609
1,556,000 HCA, Inc., 5.20%, 6/1/28, Callable 5/1/28 @ 100 1,571,253
2,484,000 HCA, Inc., 5.88%, 2/1/29, Callable 8/1/28 @ 100 2,558,520
1,267,000 HCA, Inc., 3.38%, 3/15/29, Callable 1/15/29 @ 100 1,168,582
325,000 HCA, Inc., 4.13%, 6/15/29, Callable 3/15/29 @ 100 310,781
2,833,000 HCA, Inc., 3.50%, 9/1/30, Callable 3/1/30 @ 100 2,570,948
1,434,000 HCA, Inc., 3.50%, 7/15/51, Callable 1/15/51 @ 100 1,015,922
197,000 Hoag Memorial Hospital Presbyterian, 3.80%,
7/15/52, Callable 1/15/52 @ 100 164,238
323,000 Humana, Inc., 3.95%, 3/15/27, Callable 12/15/26
@ 100 315,398
410,000 Mount Nittany Medical Center Obligated Group,
Series 2022, 3.80%, 11/15/52 325,441
235,000 UnitedHealth Group, Inc., 4.20%, 1/15/47, Callable
7/15/46 @ 100 209,172
400,000 UnitedHealth Group, Inc., 2.90%, 5/15/50, Callable
11/15/49 @ 100 280,922
851,000 UnitedHealth Group, Inc., 4.75%, 5/15/52, Callable
11/15/51 @ 100 817,854
477,000 UnitedHealth Group, Inc., 3.88%, 8/15/59, Callable
2/15/59 @ 100 389,613
665,000 UnitedHealth Group, Inc., 6.05%, 2/15/63, Callable
8/15/62 @ 100 770,507
30,594,754
Hotels, Restaurants & Leisure (0.1%):
1,401,000 McDonald's Corp., 4.13%, 11/28/35, Callable
8/28/35 @ 100, MTN(a) 1,630,365
Independent Power and Renewable Electricity Producers
(0.0%
†
):
235,000 Evergy Metro, Inc., 4.95%, 4/15/33, Callable
1/15/33 @ 100 235,139
Industrial Conglomerates (0.0%
†
):
980,000 Honeywell International, Inc., 3.75%, 5/17/32,
Callable 2/17/32 @ 100 1,121,723
Insurance (0.1%):
775,000 Aon Corp., 4.50%, 12/15/28, Callable 9/15/28 @
100 764,648
1,334,000 Aon Corp./Aon Global Holdings plc, 2.60%, 12/2/31,
Callable 9/2/31 @ 100 1,129,630
378,000 Hartford Financial Services Group, Inc. (The),
4.30%, 4/15/43 324,789
1,303,000 Marsh & McLennan Cos., Inc., 4.38%, 3/15/29,
Callable 12/15/28 @ 100 1,296,698
Principal Amount Value
Corporate Bonds, continued
Insurance, continued
$ 313,000 Prologis LP, 1.75%, 2/1/31, Callable 11/1/30 @ 100 $ 260,925
3,776,690
Interactive Media & Services (0.1%):
1,396,000 Meta Platforms, Inc., 5.75%, 5/15/63, Callable
11/15/62 @ 100 1,526,924
IT Services (0.0%
†
):
722,000 DXC Technology Co., 2.38%, 9/15/28, Callable
7/15/28 @ 100^ 632,545
Life Sciences Tools & Services (0.2%):
614,000 Agilent Technologies, Inc., 2.30%, 3/12/31, Callable
12/12/30 @ 100 532,358
965,000 Thermo Fisher Scientific, Inc., 2.00%, 10/15/31,
Callable 7/15/31 @ 100 812,450
401,000 Thermo Fisher Scientific, Inc., 4.95%, 11/21/32,
Callable 8/21/32 @ 100 409,907
3,997,000 Thermo Fisher Scientific, Inc., 5.09%, 8/10/33,
Callable 5/10/33 @ 100 4,174,439
5,929,154
Machinery (0.1%):
312,000 CNH Industrial Capital LLC, 4.55%, 4/10/28, Callable
3/10/28 @ 100 306,904
2,050,000 CNH Industrial Capital LLC, 5.50%, 1/12/29, Callable
12/12/28 @ 100 2,110,432
1,560,000 Otis Worldwide Corp., 5.25%, 8/16/28, Callable
7/16/28 @ 100 1,600,289
518,000 Otis Worldwide Corp., 2.57%, 2/15/30, Callable
11/15/29 @ 100 461,816
4,479,441
Media (0.3%):
2,976,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 3.95%, 6/30/62,
Callable 12/30/61 @ 100 1,874,035
3,822,000 Comcast Corp., 4.20%, 8/15/34, Callable 2/15/34
@ 100 3,652,930
3,462,000 Comcast Corp., 2.94%, 11/1/56, Callable 5/1/56
@ 100 2,279,412
384,000 Cox Communications, Inc., 3.85%, 2/1/25, Callable
11/1/24 @ 100(a) 377,183
265,000 Omnicom Group, Inc./Omnicom Capital, Inc., 3.65%,
11/1/24, Callable 8/1/24 @ 100 260,586
8,444,146
Metals & Mining (0.0%
†
):
1,176,000 Newmont Corp., 2.60%, 7/15/32, Callable 4/15/32
@ 100 1,003,897
Multi-Utilities (0.2%):
390,000 Ameren Illinois Co., 2.90%, 6/15/51, Callable
12/15/50 @ 100 272,608
705,000 CenterPoint Energy Houston Electric LLC, 4.45%,
10/1/32, Callable 7/1/32 @ 100 696,840
1,162,000 CenterPoint Energy Houston Electric LLC, 4.95%,
4/1/33, Callable 1/1/33 @ 100 1,182,886
176,000 CenterPoint Energy Houston Electric LLC, 3.95%,
3/1/48, Callable 9/1/47 @ 100 151,162
599,000 CenterPoint Energy Houston Electric LLC, 2.90%,
7/1/50, Callable 1/1/50 @ 100 428,782

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
December 31, 2023
15
See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Multi-Utilities, continued
$ 695,000 CenterPoint Energy Houston Electric LLC, 3.35%,
4/1/51, Callable 10/1/50 @ 100 $ 537,547
531,000 Consumers Energy Co., 3.75%, 2/15/50, Callable
8/15/49 @ 100 440,232
778,000 Consumers Energy Co., 3.10%, 8/15/50, Callable
2/15/50 @ 100 579,328
1,800,000 Consumers Energy Co., 4.20%, 9/1/52, Callable
3/1/52 @ 100 1,597,282
804,000 NiSource, Inc., 5.25%, 3/30/28, Callable 2/29/28
@ 100 820,988
6,707,655
Oil, Gas & Consumable Fuels (3.8%):
525,000 Boardwalk Pipelines LP, 3.40%, 2/15/31, Callable
11/15/30 @ 100 464,745
300,000 BP Capital Markets America, Inc., 4.89%, 9/11/33,
Callable 6/11/33 @ 100 304,198
2,943,000 Cameron LNG LLC, 2.90%, 7/15/31, Callable
4/15/31 @ 100(a) 2,592,880
4,525,000 Cameron LNG LLC, 3.30%, 1/15/35, Callable
9/15/34 @ 100(a) 3,862,834
1,608,000 Cameron LNG LLC, 3.40%, 1/15/38, Callable
7/15/37 @ 100(a) 1,359,638
2,070,000 Devon Energy Corp., 4.50%, 1/15/30, Callable
1/15/25 @ 102.25 1,992,944
7,253,000 Diamondback Energy, Inc., 3.25%, 12/1/26, Callable
10/1/26 @ 100 7,024,973
13,308,000 Diamondback Energy, Inc., 3.50%, 12/1/29, Callable
9/1/29 @ 100 12,364,596
5,348,000 Diamondback Energy, Inc., 3.13%, 3/24/31, Callable
12/24/30 @ 100 4,766,073
423,000 Energy Transfer LP, 8.25%, 11/15/29, Callable
8/15/29 @ 100 473,993
1,126,000 Energy Transfer LP, 5.75%, 2/15/33, Callable
11/15/32 @ 100 1,161,273
398,000 Energy Transfer LP, 4.90%, 3/15/35, Callable
9/15/34 @ 100 377,460
391,000 Energy Transfer LP, 5.15%, 2/1/43, Callable 8/1/42
@ 100 350,024
1,223,000 Energy Transfer LP, 5.40%, 10/1/47, Callable 4/1/47
@ 100 1,144,125
1,948,000 Energy Transfer LP, 6.25%, 4/15/49, Callable
10/15/48 @ 100 2,007,420
7,601,000 Energy Transfer LP, 5.00%, 5/15/50, Callable
11/15/49 @ 100 6,807,562
931,000 Energy Transfer, LP, 6.55%, 12/1/33, Callable
9/1/33 @ 100 1,010,663
10,000,000 EQT Corp., 3.90%, 10/1/27, Callable 7/1/27 @ 100 9,575,000
240,000 EQT Corp., 5.70%, 4/1/28, Callable 3/1/28 @ 100 243,600
3,000,000 EQT Corp., 5.00%, 1/15/29, Callable 7/15/28 @ 100 2,970,000
563,000 Hess Corp., 5.80%, 4/1/47, Callable 10/1/46 @ 100 607,731
2,294,000 Kinder Morgan, Inc., 3.25%, 8/1/50, Callable 2/1/50
@ 100 1,545,452
698,000 Kinder Morgan, Inc., 3.60%, 2/15/51, Callable
8/15/50 @ 100 501,901
3,034,000 NGPL PipeCo LLC, 3.25%, 7/15/31, Callable 4/15/31
@ 100(a) 2,632,423
1,242,000 NGPL PipeCo LLC, 7.77%, 12/15/37(a) 1,381,725
1,990,000 NGPL PipeCo. LLC, 4.88%, 8/15/27, Callable
2/15/27 @ 100(a) 1,952,687
Principal Amount Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 236,000 Northern Natural Gas Co., 3.40%, 10/16/51,
Callable 4/16/51 @ 100(a) $ 166,399
4,928,000 Northwest Pipeline LLC, 4.00%, 4/1/27, Callable
1/1/27 @ 100 4,799,616
1,630,000 ONEOK, Inc., 6.63%, 9/1/53, Callable 3/1/53 @ 100 1,823,724
1,499,000 Ovintiv, Inc., 6.25%, 7/15/33, Callable 4/15/33
@ 100 1,548,833
532,000 Pioneer Natural Resources Co., 1.13%, 1/15/26,
Callable 12/15/25 @ 100 494,454
2,028,000 Pioneer Natural Resources Co., 5.10%, 3/29/26 2,042,526
7,810,000 Sabine Pass Liquefaction LLC, 5.00%, 3/15/27,
Callable 9/15/26 @ 100 7,829,525
5,232,000 Sabine Pass Liquefaction LLC, 4.20%, 3/15/28,
Callable 9/15/27 @ 100 5,117,419
1,531,000 Sabine Pass Liquefaction LLC, 5.90%, 9/15/37,
Callable 3/15/37 @ 100 1,615,205
4,606,000 Targa Resources Corp., 5.20%, 7/1/27, Callable
6/1/27 @ 100 4,616,027
2,344,000 Targa Resources Corp., 6.15%, 3/1/29, Callable
2/1/29 @ 100 2,442,361
916,000 Targa Resources Corp., 6.50%, 3/30/34, Callable
12/30/33 @ 100 989,863
766,000 Targa Resources Corp., 6.50%, 2/15/53, Callable
8/15/52 @ 100 827,543
2,936,000 Targa Resources Partners LP/Targa Resources
Partners Finance Corp., 4.88%, 2/1/31, Callable
2/1/26 @ 102.44 2,840,580
790,000 Targa Resources Partners LP/Targa Resources
Partners Finance Corp., 4.00%, 1/15/32, Callable
7/15/26 @ 102 720,875
1,696,000 Texas Eastern Transmission LP, 3.50%, 1/15/28,
Callable 10/15/27 @ 100(a) 1,605,291
3,477,000 Texas Eastern Transmission LP, 4.15%, 1/15/48,
Callable 7/15/47 @ 100(a) 2,861,919
2,198,000 Transcontinental Gas Pipe Line Co. LLC, 4.00%,
3/15/28, Callable 12/15/27 @ 100 2,132,541
2,266,000 Transcontinental Gas Pipe Line Co. LLC, 3.95%,
5/15/50, Callable 11/15/49 @ 100 1,840,864
152,000 Western Midstream Operating LP, 6.35%, 1/15/29,
Callable 12/15/28 @ 100 158,770
115,950,255
Passenger Airlines (0.0%
†
):
65,880 American Airlines Pass Through Trust, Series 2017-
1, Class AA, 3.65%, 2/15/29 60,919
531,453 American Airlines Pass Through Trust, Series 2019-
1AA, 3.15%, 2/15/32 465,988
420,000 Delta Airlines Pass Through Trust, Series 2019,
Class AA, 3.20%, 4/25/24 416,899
943,806
Pharmaceuticals (0.1%):
1,966,000 Bayer US Finance LLC, 6.38%, 11/21/30, Callable
9/21/30 @ 100(a) 2,024,512
Professional Services (0.1%):
1,699,000 Broadridge Financial Solutions, Inc., 3.40%,
6/27/26, Callable 3/27/26 @ 100 1,633,908
390,000 Equifax, Inc., 5.10%, 6/1/28, Callable 5/1/28 @ 100 392,755
2,026,663

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
December 31, 2023
16
See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Real Estate Management & Development (0.1%):
$ 1,987,000 VICI Properties LP/VICI Note Co., Inc., 4.13%,
8/15/30, Callable 2/15/25 @ 102.06(a) $ 1,808,170
Retail REITs (0.1%):
534,000 Kimco Realty OP LLC, 2.25%, 12/1/31, Callable
9/1/31 @ 100 437,701
593,000 NNN REIT, Inc., 3.10%, 4/15/50, Callable 10/15/49
@ 100 394,009
1,548,000 NNN REIT, Inc., 3.50%, 4/15/51, Callable 10/15/50
@ 100 1,133,910
402,000 NNN REIT, Inc., 3.00%, 4/15/52, Callable 10/15/51
@ 100 261,435
2,227,055
Semiconductors & Semiconductor Equipment (0.6%):
1,998,000 Broadcom, Inc., 4.15%, 11/15/30, Callable 8/15/30
@ 100 1,902,680
933,000 Broadcom, Inc., 4.15%, 4/15/32, Callable 1/15/32
@ 100(a) 877,099
8,987,000 Broadcom, Inc., 4.30%, 11/15/32, Callable 8/15/32
@ 100 8,620,393
471,000 Broadcom, Inc., 3.19%, 11/15/36, Callable 8/15/36
@ 100(a) 378,743
745,000 Intel Corp., 3.73%, 12/8/47, Callable 6/8/47 @ 100 608,364
1,208,000 Intel Corp., 3.20%, 8/12/61, Callable 2/12/61 @ 100 838,131
1,177,000 KLA Corp., 4.10%, 3/15/29, Callable 12/15/28 @
100 1,172,686
1,590,000 KLA Corp., 5.25%, 7/15/62, Callable 1/15/62 @ 100 1,644,478
618,000 QUALCOMM, Inc., 4.25%, 5/20/32, Callable 2/20/32
@ 100 615,743
16,658,317
Software (0.5%):
347,000 Autodesk, Inc., 2.85%, 1/15/30, Callable 10/15/29
@ 100 312,981
1,145,000 Booz Allen Hamilton, Inc., 5.95%, 8/4/33, Callable
5/4/33 @ 100 1,213,700
5,897,000 Oracle Corp., 3.60%, 4/1/40, Callable 10/1/39 @
100 4,703,966
1,903,000 Oracle Corp., 5.38%, 7/15/40 1,852,371
409,000 Oracle Corp., 4.50%, 7/8/44, Callable 1/8/44 @ 100 355,865
878,000 Oracle Corp., 4.00%, 11/15/47, Callable 5/15/47
@ 100 694,631
1,854,000 Oracle Corp., 3.60%, 4/1/50, Callable 10/1/49 @
100 1,374,830
1,075,000 Oracle Corp., 6.90%, 11/9/52, Callable 5/9/52 @
100 1,261,832
1,094,000 Oracle Corp., 4.38%, 5/15/55, Callable 11/15/54
@ 100 905,564
655,000 RELX Capital, Inc., 3.00%, 5/22/30, Callable
2/22/30 @ 100 601,900
545,000 VMware LLC, 1.80%, 8/15/28, Callable 6/15/28
@ 100 477,760
13,755,400
Specialized REITs (0.7%):
359,000 American Tower Corp., 2.75%, 1/15/27, Callable
11/15/26 @ 100 336,719
347,000 American Tower Corp., 3.13%, 1/15/27, Callable
10/15/26 @ 100 328,571
318,000 American Tower Corp., 3.65%, 3/15/27, Callable
2/15/27 @ 100 306,218
Principal Amount Value
Corporate Bonds, continued
Specialized REITs, continued
$ 496,000 American Tower Corp., 5.50%, 3/15/28, Callable
2/15/28 @ 100 $ 507,412
3,255,000 American Tower Corp., 5.80%, 11/15/28, Callable
10/15/28 @ 100 3,378,172
1,265,000 American Tower Corp., 3.95%, 3/15/29, Callable
12/15/28 @ 100 1,208,666
1,580,000 American Tower Corp., 3.80%, 8/15/29, Callable
5/15/29 @ 100 1,500,708
1,144,000 American Tower Corp., 1.88%, 10/15/30, Callable
7/15/30 @ 100 938,716
1,406,000 American Tower Corp., 2.70%, 4/15/31, Callable
1/15/31 @ 100 1,209,554
1,504,000 American Tower Corp., 2.30%, 9/15/31, Callable
6/15/31 @ 100 1,244,277
83,000 American Tower Corp., 4.05%, 3/15/32, Callable
12/15/31 @ 100 77,669
3,049,000 Crown Castle, Inc., 2.25%, 1/15/31, Callable
10/15/30 @ 100 2,531,621
3,649,000 Crown Castle, Inc., 2.50%, 7/15/31, Callable
4/15/31 @ 100 3,045,032
1,290,000 Equinix Inc, 2.50%, 5/15/31, Callable 2/15/31 @
100 1,094,347
1,299,000 Equinix, Inc., 1.55%, 3/15/28, Callable 1/15/28
@ 100 1,141,131
1,338,000 Equinix, Inc., 2.15%, 7/15/30, Callable 4/15/30
@ 100 1,132,744
19,981,557
Specialty Retail (0.2%):
275,000 General Motors Financial Co., Inc., 5.80%, 6/23/28,
Callable 5/23/28 @ 100 282,456
4,236,000 Lowe's Cos., Inc., 3.65%, 4/5/29, Callable 1/5/29
@ 100 4,075,841
2,736,000 Lowe's Cos., Inc., 2.63%, 4/1/31, Callable 1/1/31
@ 100 2,394,897
6,753,194
Technology Hardware, Storage & Peripherals (0.1%):
365,000 Dell International LLC/EMC Corp., 3.45%, 12/15/51,
Callable 6/15/51 @ 100 267,687
1,502,000 Hewlett Packard Enterprise Co., 5.25%, 7/1/28,
Callable 6/1/28 @ 100 1,535,218
494,000 TSMC Arizona Corp., 4.25%, 4/22/32, Callable
1/22/32 @ 100^ 487,114
2,290,019
Tobacco (0.7%):
5,919,000 Altria Group, Inc., 4.80%, 2/14/29, Callable
11/14/28 @ 100 5,898,396
1,702,000 Altria Group, Inc., 2.45%, 2/4/32, Callable 11/4/31
@ 100 1,374,430
2,869,000 Altria Group, Inc., 6.88%, 11/1/33, Callable 8/1/33
@ 100 3,148,119
14,000 Altria Group, Inc., 5.80%, 2/14/39, Callable 8/14/38
@ 100 14,203
800,000 Altria Group, Inc., 4.25%, 8/9/42 649,569
1,383,000 BAT Capital Corp., 4.70%, 4/2/27, Callable 2/2/27
@ 100 1,364,316
2,488,000 BAT Capital Corp., 2.26%, 3/25/28, Callable 1/25/28
@ 100 2,225,232

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
December 31, 2023
17
See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Tobacco, continued
$ 242,000 BAT Capital Corp., 4.76%, 9/6/49, Callable 3/6/49
@ 100 $ 190,342
724,000 BAT Capital Corp., 3.98%, 9/25/50, Callable 3/25/50
@ 100 507,830
1,260,000 BAT Capital Corp., 7.08%, 8/2/53, Callable 2/2/53
@ 100 1,346,363
2,082,000 Philip Morris International, Inc., 4.88%, 2/15/28,
Callable 1/15/28 @ 100 2,105,231
1,157,000 Reynolds American, Inc., 5.85%, 8/15/45, Callable
2/15/45 @ 100 1,082,501
19,906,532
Water Utilities (0.0%
†
):
1,220,000 CenterPoint Energy Resources Corp., 5.25%,
3/1/28, Callable 2/1/28 @ 100 1,248,274
Wireless Telecommunication Services (0.3%):
3,307,000 Sprint LLC, 7.63%, 3/1/26, Callable 11/1/25 @ 100 3,451,681
4,678,000 T-Mobile USA, Inc., 3.75%, 4/15/27, Callable
2/15/27 @ 100 4,539,470
1,502,000 T-Mobile USA, Inc., 4.95%, 3/15/28, Callable
2/15/28 @ 100 1,525,995
9,517,146
Total Corporate Bonds (Cost $722,546,309) 725,834,413
Foreign Bonds (0.7%):
Banks (0.1%):
1,200,000 Banque Federative du Credit Mutuel SA, 4.13%,
9/18/30, MTN(a) 1,389,306
Beverages (0.0%
†
):
320,000 Carlsberg Breweries AS, 4.25%, 10/5/33, Callable
7/5/33 @ 100, MTN(a) 375,052
Capital Markets (0.0%
†
):
100,000 Deutsche Bank AG, 1.00%(EUR003M+160bps),
11/19/25, Callable 11/19/24 @ 100(a) 107,291
Commercial Services & Supplies (0.0%
†
):
300,000 Sartorius Finance BV, 4.50%, 9/14/32, Callable
6/14/32 @ 100(a) 344,763
600,000 Sartorius Finance BV, 4.88%, 9/14/35, Callable
6/14/35 @ 100(a) 697,786
1,042,549
Consumer Staples Distribution & Retail (0.0%
†
):
900,000 REWE International Finance BV, 4.88%, 9/13/30,
Callable 6/13/30 @ 100(a) 1,051,636
Electric Utilities (0.2%):
700,000 Electricite de France SA, 3.75%, 6/5/27, Callable
5/5/27 @ 100(a) 787,751
2,000,000 EnBW International Finance BV, 4.30%, 5/23/34,
Callable 2/23/34 @ 100, MTN(a) 2,334,102
1,500,000 Eurogrid GmbH, 3.72%, 4/27/30, Callable 1/27/30
@ 100, MTN(a) 1,688,336
333,000 Origin Energy Finance, Ltd., 1.00%, 9/17/29,
Callable 6/17/29 @ 100(a) 319,187
600,000 RTE Reseau de Transport d'Electricite SADIR,
3.75%, 7/4/35, Callable 4/4/35 @ 100, MTN(a) 691,792
5,821,168
Principal Amount Value
Foreign Bonds, continued
Food Products (0.1%):
$ 390,000 JDE Peet's NV, 4.50%, 1/23/34, Callable 10/23/33
@ 100, MTN(a) $ 451,623
1,140,000 Viterra Finance BV, 0.38%, 9/24/25, Callable
8/24/25 @ 100, MTN(a) 1,186,521
1,638,144
Ground Transportation (0.0%
†
):
500,000 East Japan Railway Co., 4.39%, 9/5/43, MTN(a) 598,376
Multi-Utilities (0.0%
†
):
600,000 Engie SA, 4.50%, 9/6/42, Callable 6/6/42 @ 100,
MTN(a) 712,290
Oil, Gas & Consumable Fuels (0.1%):
1,300,000 BG Energy Capital plc, 2.25%, 11/21/29, Callable
8/21/29 @ 100, MTN(a) 1,355,733
630,000 Eni SpA, 4.25%, 5/19/33, MTN(a) 730,079
800,000 Equinor ASA, 1.38%, 5/22/32, Callable 2/22/32 @
100, MTN(a) 778,083
2,863,895
Pharmaceuticals (0.1%):
3,170,000 Bayer AG, 4.00%, 8/26/26, Callable 7/26/26 @
100, MTN(a) 3,544,294
Professional Services (0.0%
†
):
400,000 Teleperformance SE, 5.75%, 11/22/31, Callable
8/22/31 @ 100, MTN(a) 469,166
Sovereign Bond (0.0%
†
):
152,000 Romanian Government International Bond, 2.88%,
3/11/29, MTN(a) 151,683
163,000 Romanian Government International Bond,
Registered Shares, 2.50%, 2/8/30, MTN(a) 155,505
307,188
Trading Companies & Distributors (0.0%
†
):
840,000 IMCD NV, 4.88%, 9/18/28, Callable 6/18/28 @
100(a) 970,020
Transportation Infrastructure (0.1%):
1,400,000 ASTM SpA, 1.50%, 1/25/30, Callable 10/25/29 @
100, MTN(a) 1,344,152
Total Foreign Bonds (Cost $20,957,578) 22,234,527
Yankee Debt Obligations (2.4%):
Banks (0.1%):
415,000 Banco del Estado de Chile, 2.70%, 1/9/25, Callable
12/9/24 @ 100(a) 402,031
428,000 Banco Inbursa SA Institucion De Banca Multiple
Grupo Financiero Inbursa, 4.13%, 6/6/24^(a) 424,545
200,000 Bank Gospodarstwa Krajowego, 6.25%, 10/31/28(a) 211,198
317,000 Bank Gospodarstwa Krajowego, 5.38%, 5/22/33(a) 322,700
446,000 Credicorp, Ltd., 2.75%, 6/17/25, Callable 5/17/25
@ 100(a) 424,815
348,000 Intercorp Peru, Ltd., 3.88%, 8/15/29, Callable
5/15/29 @ 100(a) 288,840
2,074,129
Capital Markets (0.5%):
322,000 Gaci First Investment Co., 5.13%, 2/14/53, Callable
8/14/52 @ 100(a) 290,280
363,000 Macquarie Group, Ltd., 4.65% (US0003M+173
bps), 3/27/29, Callable 3/27/28 @ 100(a) 350,055

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
December 31, 2023
18
See accompanying notes to the financial statements.
Principal Amount Value
Yankee Debt Obligations, continued
Capital Markets, continued
$ 5,134,000 Pfizer Investment Enterprises Pte, Ltd., 4.75%,
5/19/33, Callable 2/19/33 @ 100 $ 5,149,002
8,000,000 UBS Group AG, 1.31% (SOFRINDX+98 bps),
2/2/27, Callable 2/2/26 @ 100(a) 7,300,808
494,000 UBS Group AG, 4.28%, 1/9/28, Callable 1/9/27 @
100(a) 477,827
895,000 UBS Group AG, 2.75% (H15T1Y+110 bps),
2/11/33, Callable 2/11/32 @ 100(a) 730,745
877,000 UBS Group AG, 9.02% (SOFR+502 bps), 11/15/33,
Callable 11/15/32 @ 100(a) 1,076,260
15,374,977
Chemicals (0.1%):
660,000 MEGlobal BV, 4.25%, 11/3/26(a) 636,900
561,000 SABIC Capital II BV, 4.50%, 10/10/28(a) 554,478
1,191,378
Consumer Staples Distribution & Retail (0.0%
†
):
561,000 Cencosud SA, 5.15%, 2/12/25, Callable 11/12/24
@ 100(a) 554,840
Diversified Telecommunication Services (0.0%
†
):
344,000 CK Hutchison International 23, Ltd., 4.75%,
4/21/28, Callable 3/21/28 @ 100(a) 344,468
330,000 NTT Finance Corp., 4.14%, 7/26/24(a) 327,840
672,308
Electric Utilities (0.0%
†
):
597,000 Israel Electric Corp., Ltd., 4.25%, 8/14/28, MTN(a) 555,653
Electrical Equipment (0.0%
†
):
515,000 Sociedad Quimica y Minera de Chile SA, 4.25%,
1/22/50, Callable 7/22/49 @ 100(a) 400,412
Financial Services (0.3%):
470,000 Banco Latinoamericano de Comercio Exterior SA,
2.38%, 9/14/25, Callable 8/15/25 @ 100(a) 437,366
200,000 Banco Nacional de Panama, 2.50%, 8/11/30,
Callable 5/11/30 @ 100(a) 149,000
762,000 Consorcio Transmantaro SA, 4.70%, 4/16/34(a) 714,375
460,000 Credit Suisse AG, 0.50%, 2/2/24 457,472
438,000 Credit Suisse AG, 4.75%, 8/9/24^ 434,805
750,000 Credit Suisse AG, 2.95%, 4/9/25 727,021
1,935,000 Credit Suisse AG, 5.00%, 7/9/27 1,938,489
4,351,000 Credit Suisse AG, 7.50%, 2/15/28 4,746,937
9,605,465
Food Products (0.0%
†
):
697,000 Grupo Bimbo SAB de CV, 4.00%, 9/6/49(a) 557,614
Health Care Providers & Services (0.0%
†
):
578,534 Galaxy Pipeline Assets Bidco, Ltd., 2.94%,
9/30/40(a) 475,234
Independent Power and Renewable Electricity Producers
(0.0%
†
):
265,166 AES Panama Generation Holdings SRL, 4.38%,
5/31/30, Callable 2/28/30 @ 100(a) 223,402
506,000 Colbun SA, 3.15%, 1/19/32, Callable 10/19/31 @
100(a) 433,895
527,000 Kallpa Generacion SA, 4.13%, 8/16/27, Callable
5/16/27 @ 100(a) 502,073
1,159,370
Principal Amount Value
Yankee Debt Obligations, continued
Interactive Media & Services (0.1%):
$ 490,000 Baidu, Inc., 4.38%, 5/14/24, Callable 4/14/24 @
100 $ 488,130
475,000 Baidu, Inc., 4.38%, 3/29/28, Callable 12/29/27
@ 100 468,029
515,000 Tencent Holdings, Ltd., 3.60%, 1/19/28, Callable
10/19/27 @ 100(a) 491,335
1,447,494
Machinery (0.1%):
1,864,000 CNH Industrial N.V., 3.85%, 11/15/27, Callable
8/15/27 @ 100, MTN 1,789,132
Metals & Mining (0.1%):
525,000 Antofagasta plc, 2.38%, 10/14/30, Callable 7/14/30
@ 100^(a) 420,492
858,000 Corp. Nacional del Cobre de Chile, Registered
Shares, 3.63%, 8/1/27, Callable 5/1/27 @ 100(a) 814,105
425,000 Freeport Indonesia PT, Registered Shares, 4.76%,
4/14/27, Callable 3/14/27 @ 100(a) 419,185
409,000 POSCO, 5.63%, 1/17/26(a) 413,017
2,066,799
Oil, Gas & Consumable Fuels (0.1%):
555,000 Ecopetrol SA, 4.13%, 1/16/25 542,513
715,000 EIG Pearl Holdings Sarl, 4.39%, 11/30/46(a) 572,000
615,000 Enbridge, Inc., 6.20%, 11/15/30, Callable 9/15/30
@ 100 656,952
270,000 KazMunayGas National Co. JSC, 3.50%, 4/14/33,
Callable 10/14/32 @ 100(a) 223,763
470,000 Pertamina Persero PT, 3.10%, 1/21/30, Callable
10/21/29 @ 100(a) 427,700
495,000 QatarEnergy, 2.25%, 7/12/31, Callable 4/12/31 @
100(a) 421,322
623,000 Saudi Arabian Oil Co., 3.25%, 11/24/50, Callable
5/24/50 @ 100(a) 438,062
604,000 Saudi Arabian Oil Co., 3.50%, 11/24/70, Callable
5/24/70 @ 100(a) 411,304
196,000 Suncor Energy, Inc., 7.15%, 2/1/32 218,991
3,912,607
Paper & Forest Products (0.1%):
615,000 Celulosa Arauco y Constitucion SA, 4.20%, 1/29/30,
Callable 10/29/29 @ 100^(a) 564,396
552,000 Suzano Austria GmbH, 5.75%, 7/14/26(a) 557,537
327,000 Suzano Austria GmbH, 3.75%, 1/15/31, Callable
10/15/30 @ 100 287,116
278,000 Suzano International Finance BV, 5.50%, 1/17/27 279,997
1,689,046
Passenger Airlines (0.0%
†
):
249,240 Air Canada Pass Through Trust, Series 2017-1AA,
Class A, 3.30%, 1/15/30(a) 224,444
Pharmaceuticals (0.0%
†
):
512,000 Takeda Pharmaceutical Co., Ltd., 2.05%, 3/31/30,
Callable 12/31/29 @ 100 438,623
Real Estate Management & Development (0.0%
†
):
269,000 Trust Fibra Uno, 5.25%, 12/15/24, Callable 9/15/24
@ 100^(a) 265,637

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
December 31, 2023
19
See accompanying notes to the financial statements.
Principal Amount Value
Yankee Debt Obligations, continued
Software (0.0%
†
):
$ 650,000 SA Global Sukuk, Ltd., 2.69%, 6/17/31, Callable
3/17/31 @ 100(a) $ 575,250
Sovereign Bond (0.7%):
434,000 Abu Dhabi Government International Bond, 3.88%,
4/16/50(a) 361,902
3,516,000 Colombia Government International Bond, 3.88%,
4/25/27, Callable 1/25/27 @ 100 3,359,278
275,000 Colombia Government International Bond, 4.50%,
3/15/29, Callable 12/15/28 @ 100 257,682
567,000 Colombia Government International Bond, 3.00%,
1/30/30, Callable 10/30/29 @ 100 479,161
1,905,000 Colombia Government International Bond, 3.13%,
4/15/31, Callable 1/15/31 @ 100 1,557,585
860,000 Colombia Government International Bond, 3.25%,
4/22/32, Callable 1/22/32 @ 100 687,939
20,000 Hungary Government International Bond, 5.38%,
3/25/24 19,989
425,000 Hungary Government International Bond, 5.25%,
6/16/29(a) 426,839
240,000 Hungary Government International Bond, 7.63%,
3/29/41 285,617
1,015,000 Mexico Government International Bond, 3.75%,
1/11/28 978,542
378,000 Mexico Government International Bond, 4.75%,
4/27/32, Callable 1/27/32 @ 100 363,770
4,915,000 Mexico Government International Bond, 6.35%,
2/9/35, Callable 11/9/34 @ 100 5,143,115
200,000 Mexico Government International Bond, 6.34%,
5/4/53, Callable 11/4/52 @ 100 203,172
322,000 Mexico Government International Bond, 5.75%,
10/12/10 287,059
420,000 Panama Government International Bond, 3.88%,
3/17/28, Callable 12/17/27 @ 100 387,975
655,000 Panama Government International Bond, 3.16%,
1/23/30, Callable 10/23/29 @ 100 558,388
421,000 Panama Government International Bond, 3.30%,
1/19/33, Callable 10/19/32 @ 100^ 333,643
1,095,000 Panama Government International Bond, 4.50%,
4/1/56, Callable 10/1/55 @ 100 733,650
419,000 Perusahaan Penerbit SBSN Indonesia III, 4.40%,
6/6/27(a) 416,381
430,000 Peruvian Government International Bond, 2.78%,
1/23/31, Callable 10/23/30 @ 100 375,465
397,000 Peruvian Government International Bond, 1.86%,
12/1/32, Callable 9/1/32 @ 100 310,964
116,000 Peruvian Government International Bond, 3.00%,
1/15/34, Callable 10/15/33 @ 100 97,910
1,031,000 Peruvian Government International Bond, 5.63%,
11/18/50 1,071,549
200,000 Qatar Government International Bond, 4.00%,
3/14/29(a) 198,333
200,000 Qatar Government International Bond, 3.75%,
4/16/30(a) 195,039
200,000 Qatar Government International Bond, Registered
Shares, 5.10%, 4/23/48(a) 201,604
412,000 Republic of Poland Government International Bond,
5.50%, 4/4/53, Callable 10/4/52 @ 100 427,512
278,000 Romanian Government International Bond, 5.25%,
11/25/27(a) 275,704
Principal Amount Value
Yankee Debt Obligations, continued
Sovereign Bond, continued
$ 368,000 Romanian Government International Bond, 3.63%,
3/27/32(a) $ 316,884
112,000 Romanian Government International Bond, 7.13%,
1/17/33(a) 120,590
236,000 Romanian Government International Bond, 7.63%,
1/17/53(a) 262,658
212,000 Saudi Government International Bond, 2.75%,
2/3/32(a) 186,081
200,000 Saudi Government International Bond, 5.00%,
4/17/49(a) 188,031
200,000 Saudi Government International Bond, 3.25%,
11/17/51, MTN(a) 141,185
478,000 Saudi Government International Bond, 3.75%,
1/21/55(a) 361,468
196,520 Uruguay Government International Bond, 4.50%,
8/14/24 196,156
21,768,820
Technology Hardware, Storage & Peripherals (0.1%):
2,377,000 NXP BV/NXP Funding LLC/NXP USA, Inc., 3.40%,
5/1/30, Callable 2/1/30 @ 100 2,183,446
Tobacco (0.1%):
1,703,000 BAT International Finance plc, 4.45%, 3/16/28,
Callable 2/16/28 @ 100 1,665,776
951,000 BAT International Finance plc, 5.93%, 2/2/29,
Callable 1/2/29 @ 100 984,599
2,650,375
Wireless Telecommunication Services (0.0%
†
):
280,000 Bharti Airtel, Ltd., 3.25%, 6/3/31, Callable 3/5/31
@ 100(a) 246,421
523,000 Empresa Nacional del Petroleo, 3.75%, 8/5/26,
Callable 5/5/26 @ 100^(a) 498,157
285,000 Empresa Nacional del Petroleo, 6.15%, 5/10/33,
Callable 2/10/33 @ 100(a) 285,000
1,029,578
Total Yankee Debt Obligations (Cost $74,257,078) 72,662,631
Municipal Bonds (0.4%):
California (0.1%):
905,000 California State University Revenue, Series B,
2.72%, 11/1/52 584,006
435,000 California State, Build America Bonds, GO, 7.50%,
4/1/34 528,338
1,240,000 Los Angeles Department of Water & Power
Revenue, 6.57%, 7/1/45 1,476,071
347,000 University of California Revenue, Series AQ, 4.77%,
5/15/15 315,933
50,000 University of California Revenue, Series AD, 4.86%,
5/15/12 46,433
440,000 University of California Revenue, Series BF, 2.65%,
5/15/50, Continuously Callable @100 288,702
3,239,483
Louisiana (0.1%):
2,870,000 Louisiana Local Government Environmental Facilities
& Community Development Authority Revenue,
Series A1-A3, Class A1-A3, 5.05%, 12/1/34 2,959,314

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
December 31, 2023
20
See accompanying notes to the financial statements.
Principal Amount Value
Municipal Bonds, continued
Michigan (0.0%
†
):
$ 801,000 University of Michigan Revenue, Series B, Class B,
3.50%, 4/1/52, Continuously Callable @100 $ 658,318
Minnesota (0.0%
†
):
406,000 University of Minnesota Revenue, 4.05%, 4/1/52 364,060
New Jersey (0.1%):
575,000 New Jersey Transportation Trust Fund Authority
Revenue, Series B, 6.56%, 12/15/40 647,059
270,000 New Jersey Transportation Trust Fund Authority
Revenue, 4.13%, 6/15/42 223,074
165,000 New Jersey Turnpike Authority Revenue, Series B,
2.78%, 1/1/40, Continuously Callable @100 129,281
999,414
New York (0.1%):
1,420,000 New York State Dormitory Authority Revenue, Class
C, 2.15%, 3/15/31 1,197,983
1,045,000 New York State Dormitory Authority Revenue, Class
C, 2.05%, 3/15/30 895,534
2,093,517
Oklahoma (0.0%
†
):
255,000 Oklahoma Development Finance Authority Revenue,
Series A2, 4.62%, 6/1/44 249,648
Texas (0.0%
†
):
430,000 State of Texas, GO, Series B, 2.75%, 10/1/41,
Continuously Callable @100 319,830
Total Municipal Bonds (Cost $12,224,540) 10,883,584
U.S. Government Agency Mortgages (33.1%):
Federal National Mortgage Association (14.5%):
28,956 2.50%, 9/1/27, Pool #AP5205 27,450
41,920 2.50%, 9/1/27, Pool #AB6194 39,826
11,410 2.50%, 2/1/28, Pool #AB8446 10,686
25,091 2.50%, 4/1/28, Pool #AB8870 24,054
18,077 3.00%, 4/1/28, Pool #AT3121 17,086
20,973 3.00%, 5/1/28, Pool #AT6033 19,827
77,191 2.50%, 8/1/28, Pool #AS0190 73,803
94,694 3.50%, 10/1/28, Pool #AV0198 92,225
46,485 3.00%, 10/1/28, Pool #AU8774 43,986
4,007 3.00%, 10/1/28, Pool #AQ4132 3,787
170,742 3.50%, 11/1/28, Pool #AV1360 166,198
5,453 3.00%, 11/1/28, Pool #AV0298 5,156
119,474 3.00%, 4/1/29, Pool #AW0937 114,304
111,569 3.00%, 5/1/29, Pool #AW2544 104,673
175,398 3.00%, 6/1/29, Pool #AS2676 167,649
40,794 3.00%, 7/1/29, Pool #AW1281 39,002
226,262 3.00%, 7/1/29, Pool #AW4229 214,141
319,843 3.00%, 9/1/29, Pool #AL6897 297,150
110,835 3.00%, 9/1/29, Pool #AS3220 107,601
40,966 3.50%, 9/1/29, Pool #AX0105 39,619
13,262 3.50%, 10/1/29, Pool #AX2741 12,942
66,125 3.00%, 10/1/29, Pool #AS3594 63,140
241,868 3.00%, 1/1/30, Pool #AL6144 234,809
2,605,000 , 0.00%, 1/15/30(c) 2,025,403
8,704 2.50%, 2/1/30, Pool #AS4485 8,524
29,167 2.50%, 2/1/30, Pool #BM3403 27,125
9,765 2.50%, 2/1/30, Pool #AS4488 9,194
52,474 3.00%, 3/1/30, Pool #AL6583 50,105
67,640 2.50%, 3/1/30, Pool #AS4688 64,813
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 26,472 2.50%, 4/1/30, Pool #AY3416 $ 25,367
43,780 3.00%, 4/1/30, Pool #AL6584 42,301
22,693 3.00%, 5/1/30, Pool #AL6761 21,677
13,510 2.50%, 5/1/30, Pool #AY0828 13,276
3,901,000 , 0.00%, 5/15/30(c) 2,987,460
129,608 3.00%, 6/1/30, Pool #AL9381 123,805
9,890 2.50%, 7/1/30, Pool #AS5405 9,474
46,963 3.00%, 7/1/30, Pool #AX9701 45,375
9,798 3.00%, 7/1/30, Pool #AX9700 9,380
55,423 2.50%, 7/1/30, Pool #AS5403 52,180
35,317 3.00%, 7/1/30, Pool #AL7139 34,123
6,478 3.00%, 7/1/30, Pool #AZ2297 6,201
16,416 2.50%, 7/1/30, Pool #AZ2170 15,730
26,207 2.50%, 8/1/30, Pool #AS5548 24,675
34,706 3.50%, 8/1/30, Pool #AS5708 34,286
33,000 2.50%, 8/1/30, Pool #AS5614 31,622
47,362 3.00%, 8/1/30, Pool #AS5623 45,310
9,209 3.00%, 8/1/30, Pool #AX3298 8,793
2,990 3.00%, 8/1/30, Pool #AZ8597 2,863
62,426 3.00%, 8/1/30, Pool #AL7225 60,314
8,134 3.00%, 8/1/30, Pool #AZ7833 7,787
90,466 2.50%, 8/1/30, Pool #BM3552 85,416
42,097 3.00%, 8/1/30, Pool #AS5622 40,674
54,907 2.50%, 8/1/30, Pool #AS5616 53,774
51,017 3.00%, 8/1/30, Pool #AL7227 48,806
36,243 2.50%, 9/1/30, Pool #AS5786 34,121
17,583 3.00%, 9/1/30, Pool #AZ5719 16,833
45,077 3.00%, 9/1/30, Pool #AS5728 43,038
45,155 2.50%, 9/1/30, Pool #AS5872 43,267
39,359 3.00%, 9/1/30, Pool #AS5714 38,029
11,008 3.00%, 9/1/30, Pool #AL7320 10,511
44,884 2.50%, 11/1/30, Pool #AS6141 43,009
33,191 2.50%, 11/1/30, Pool #AS6116 31,793
38,504 2.50%, 11/1/30, Pool #AS6115 37,709
5,643 2.50%, 11/1/30, Pool #AL7800 5,526
35,770 2.50%, 11/1/30, Pool #AS6142 33,676
538,865 3.00%, 1/1/31, Pool #BM3537 500,713
47,563 2.50%, 3/1/31, Pool #BM1595 44,546
68,770 2.50%, 6/1/31, Pool #AS7320 65,410
1,078,156 1.50%, 6/1/31, Pool #MA4367 991,149
1,976,858 1.50%, 7/1/31, Pool #MA4389 1,809,695
106,995 2.50%, 7/1/31, Pool #AS7605 101,768
112,875 2.50%, 7/1/31, Pool #AS7617 107,358
9,549 4.00%, 8/1/31, Pool #AY4688 9,290
20,193 4.00%, 8/1/31, Pool #AY4707 20,092
4,422 2.50%, 8/1/31, Pool #BC2777 4,206
730,464 3.00%, 8/1/31, Pool #AL9376 706,659
75,577 3.00%, 9/1/31, Pool #AL9378 72,373
281,544 2.50%, 10/1/31, Pool #AS8208 267,780
445,285 2.50%, 10/1/31, Pool #AS8195 424,766
199,256 2.50%, 10/1/31, Pool #AS8193 188,778
39,353 2.00%, 10/1/31, Pool #MA2774 36,285
948,622 2.50%, 10/1/31, Pool #BC4773 904,930
146,213 2.50%, 10/1/31, Pool #AS8009 138,527
200,531 2.00%, 11/1/31, Pool #AS8251 189,342
233,862 2.00%, 11/1/31, Pool #BM3054 215,632
66,460 2.00%, 11/1/31, Pool #BC9040 61,279
12,429 2.00%, 11/1/31, Pool #AS8291 11,460
144,765 2.50%, 11/1/31, Pool #BC2631 136,659

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
December 31, 2023
21
See accompanying notes to the financial statements.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 70,873 2.50%, 11/1/31, Pool #BC2629 $ 67,407
86,266 2.50%, 11/1/31, Pool #BC2628 82,289
163,628 2.50%, 11/1/31, Pool #AS8240 155,626
103,710 2.50%, 11/1/31, Pool #AS8241 98,257
77,781 2.50%, 11/1/31, Pool #AS8245 74,197
55,558 2.00%, 12/1/31, Pool #MA2845 51,226
8,858 3.00%, 2/1/32, Pool #BE5670 8,431
14,573 2.50%, 2/1/32, Pool #BM1036 13,789
265,691 2.50%, 3/1/32, Pool #AS9321 247,457
221,448 3.00%, 3/1/32, Pool #AS9327 210,769
156,420 2.50%, 3/1/32, Pool #AS9316 147,858
147,977 2.50%, 3/1/32, Pool #AS9317 137,523
257,191 2.50%, 3/1/32, Pool #AS9318 239,087
288,808 2.50%, 3/1/32, Pool #AS9319 272,187
364,328 2.00%, 3/1/32, Pool #BM3061 335,919
1,108,840 3.50%, 4/1/32, Pool #BM3503 1,082,945
1,295,000 Class A2 , Series 2022-M1S, 2.08%, 4/25/32 1,086,517
786,180 3.50%, 5/1/32, Pool #BM1602 774,969
1,149,958 3.00%, 6/1/32, Pool #BM1791 1,105,068
336,016 2.50%, 8/1/32, Pool #BM3578 311,846
126,082 3.00%, 9/1/32, Pool #BM3240 120,185
45,053 3.50%, 11/1/32, Pool #BJ2054 44,000
25,629 3.50%, 1/1/33, Pool #BJ2096 25,051
47,784 5.50%, 1/1/33, Pool #676661 49,325
660,680 2.50%, 2/1/33, Pool #BM3793 628,185
1,505,978 3.00%, 5/1/33, Pool #FM1880 1,438,272
32,940 5.50%, 5/1/33, Pool #555424 33,261
44,490 4.00%, 9/1/33, Pool #BK7642 43,799
128,360 4.00%, 10/1/33, Pool #CA2527 126,694
131,413 4.00%, 11/1/33, Pool #CA2555 130,869
247,552 2.50%, 12/1/33, Pool #FM1680 233,810
3,430,000 Class A3 , Series 2022-M5, 2.36%, 1/1/34 2,843,128
246,926 5.00%, 2/1/35, Pool #735226 253,641
79,842 5.50%, 2/1/35, Pool #735989 80,631
19,756 5.00%, 3/1/35, Pool #735288 20,043
7,591 6.00%, 4/1/35, Pool #735504 7,792
570,298 2.00%, 6/1/35, Pool #CA5933 516,646
274,411 2.00%, 6/1/35, Pool #CA5939 248,593
144,668 3.00%, 8/1/35, Pool #CA6876 137,361
156,128 3.00%, 8/1/35, Pool #CA6849 147,092
2,585,000 1.53%, 8/17/35, Callable 2/17/24 @ 100.00 1,866,429
1,708,000 1.55%, 8/24/35, Callable 2/24/24 @ 100.00 1,235,596
3,170,000 1.60%, 8/24/35, Callable 2/24/24 @ 100.00 2,305,008
37,256 5.00%, 9/1/35, Pool #889974 37,524
261,994 2.00%, 9/1/35, Pool #CA6840 236,101
284,976 2.00%, 9/1/35, Pool #CA7136 256,763
2,770,000 1.78%, 11/16/35, Callable 2/16/24 @ 100.00 2,046,360
92,891 3.00%, 12/1/35, Pool #CA8389 88,197
947,514 2.50%, 12/1/35, Pool #CA8388 878,887
825,952 2.50%, 12/1/35, Pool #CA8387 762,866
972,244 1.50%, 12/1/35, Pool #CA8377 849,476
44,609 3.00%, 12/1/35, Pool #CA8391 42,135
98,052 4.00%, 1/1/36, Pool #AB0686 95,974
357,707 2.00%, 2/1/36, Pool #FM6149 322,356
504,773 2.00%, 3/1/36, Pool #CA9432 453,830
260,818 1.50%, 3/1/36, Pool #CA9422 230,938
388,925 2.50%, 3/1/36, Pool #CA9444 360,859
673,175 2.00%, 4/1/36, Pool #FM7495 609,749
483,972 2.00%, 5/1/36, Pool #CB0428 438,378
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 420,272 1.50%, 5/1/36, Pool #CB0622 $ 372,117
1,494,316 1.50%, 6/1/36, Pool #FM7423 1,294,474
758,245 2.00%, 7/1/36, Pool #FM8117 682,710
191,848 5.50%, 9/1/36, Pool #995113 199,307
1,642,988 2.00%, 9/1/36, Pool #FM8695 1,486,547
1,827,159 2.00%, 9/1/36, Pool #FM8733 1,648,746
21,877 3.00%, 10/1/36, Pool #AL9227 20,480
354,279 2.00%, 11/1/36, Pool #FM9318 318,784
72,446 3.00%, 11/1/36, Pool #AS8349 67,820
172,001 3.00%, 11/1/36, Pool #AS8348 160,011
5,603,486 1.50%, 12/1/36, Pool #FS0003 4,902,792
170,337 3.00%, 12/1/36, Pool #BE1896 159,458
224,118 3.00%, 12/1/36, Pool #AS8553 209,816
346,643 2.00%, 1/1/37, Pool #FS0216 313,633
433,757 1.50%, 2/1/37, Pool #FS3221 381,838
340,577 2.00%, 2/1/37, Pool #FS0754 306,977
784,523 2.00%, 2/1/37, Pool #CB2967 706,909
148,708 2.00%, 2/1/37, Pool #FS0610 133,440
1,793,089 2.00%, 3/1/37, Pool #FS1330 1,603,405
1,397,990 2.00%, 3/1/37, Pool #FS1331 1,258,210
411,785 2.00%, 3/1/37, Pool #CB2966 370,434
1,062,921 2.00%, 4/1/37, Pool #FS3325 958,379
7,970 5.50%, 2/1/38, Pool #961545 8,226
7,169 6.00%, 3/1/38, Pool #889529 7,671
19,410 6.00%, 5/1/38, Pool #889466 20,459
43,370 5.50%, 5/1/38, Pool #889692 44,910
41,037 5.50%, 5/1/38, Pool #889441 41,985
29,530 5.50%, 6/1/38, Pool #995018 30,617
8,571 5.50%, 9/1/38, Pool #889995 8,830
20,419 6.00%, 10/1/38, Pool #889983 21,424
126,237 5.50%, 1/1/39, Pool #AB0200 133,652
234,234 3.50%, 1/25/39, TBA 225,020
2,381,000 4.50%, 1/25/39, TBA 2,366,398
1,066,000 4.00%, 1/25/39, TBA 1,043,847
13,710 1.50%, 1/25/39, TBA 11,906
1,828,000 3.00%, 1/25/39, TBA 1,718,391
4,789,000 2.50%, 1/25/39, TBA 4,404,383
262,533 2.00%, 1/25/39, TBA 234,844
39,099 4.50%, 4/1/39, Pool #930922 39,079
47,183 4.50%, 5/1/39, Pool #AL1472 47,480
32,196 3.50%, 5/1/39, Pool #MA3660 30,568
454,489 5.00%, 6/1/39, Pool #AL7521 457,752
314,519 6.00%, 7/1/39, Pool #BF0056 325,416
21,781 5.50%, 10/1/39, Pool #AD0362 22,865
133,402 3.50%, 12/1/39, Pool #MA3869 126,693
22,366 5.50%, 12/1/39, Pool #AD0571 23,519
176,918 5.50%, 12/1/39, Pool #AC6680 184,834
2,206,183 4.50%, 1/1/40, Pool #AC8568 2,149,658
57,546 3.50%, 1/1/40, Pool #MA3891 54,658
103,483 3.50%, 2/1/40, Pool #MA3935 98,291
18,120 5.50%, 3/1/40, Pool #AL5304 19,210
16,137 4.50%, 4/1/40, Pool #AD4038 16,245
136,956 6.00%, 4/1/40, Pool #AL4141 143,904
26,248 6.50%, 5/1/40, Pool #AL1704 27,733
36,770 4.50%, 7/1/40, Pool #AD7127 35,514
31,031 4.50%, 7/1/40, Pool #AB1226 30,233
15,838 6.00%, 9/1/40, Pool #AE0823 16,758
17,180 4.00%, 1/1/41, Pool #AL7167 16,763
35,142 6.00%, 6/1/41, Pool #AL4142 37,164

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
December 31, 2023
22
See accompanying notes to the financial statements.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 220,463 5.00%, 7/1/41, Pool #AL7524 $ 226,263
12,842 4.50%, 7/1/41, Pool #AB3314 12,839
399,236 5.50%, 9/1/41, Pool #AL8430 413,853
23,691 4.50%, 9/1/41, Pool #AI8961 23,869
13,764,476 1.50%, 11/1/41, Pool #FS0316 11,287,070
6,984,245 1.50%, 12/1/41, Pool #MA4500 5,796,185
2,187,514 2.00%, 12/1/41, Pool #MA4501 1,875,450
123,960 3.50%, 1/1/42, Pool #AW8154 115,198
521,739 4.00%, 1/1/42, Pool #AB4307 512,627
552,739 2.00%, 2/1/42, Pool #MA4540 475,284
5,354,316 2.00%, 3/1/42, Pool #MA4570 4,560,062
50,301 3.50%, 4/1/42, Pool #AO0777 47,856
829,344 2.00%, 4/1/42, Pool #MA4586 713,051
19,035 3.50%, 4/1/42, Pool #AK7510 17,951
106,422 4.00%, 5/1/42, Pool #AO2961 103,279
23,845 4.00%, 5/1/42, Pool #A02114 23,142
6,959 3.50%, 5/1/42, Pool #AO2881 6,563
10,588 3.50%, 6/1/42, Pool #AK9225 9,985
7,955 3.50%, 6/1/42, Pool #AO3048 7,502
24,078 3.50%, 7/1/42, Pool #AO9707 22,706
104,553 4.50%, 9/1/42, Pool #AL2482 103,914
618,717 4.50%, 1/1/43, Pool #AL8206 612,335
49,020 3.00%, 3/1/43, Pool #AR7576 44,150
39,545 3.00%, 3/1/43, Pool #AR7568 35,642
60,100 3.00%, 3/1/43, Pool #AR9218 54,354
49,896 3.00%, 4/1/43, Pool #AB8924 44,940
48,361 3.00%, 4/1/43, Pool #AB8923 43,737
52,190 3.00%, 4/1/43, Pool #AT2043 47,007
81,640 3.00%, 4/1/43, Pool #AT2040 73,834
20,503 3.00%, 4/1/43, Pool #AT2037 18,479
570 3.50%, 4/1/43, Pool #CA1530 529
58,584 3.00%, 4/1/43, Pool #AR8630 52,984
6,572 3.00%, 6/1/43, Pool #AB9564 6,046
414,744 5.00%, 12/1/43, Pool #AL7777 420,904
218,227 5.00%, 11/1/44, Pool #AL8878 216,042
173,274 3.50%, 2/1/45, Pool #BM1100 163,531
544,242 3.50%, 2/1/45, Pool #FM5294 514,390
120,627 5.00%, 6/1/45, Pool #BM3784 122,493
86,505 4.50%, 9/1/45, Pool #AL7936 86,807
2,392,731 3.50%, 9/1/45, Pool #FM3224 2,242,535
2,919 4.50%, 11/1/45, Pool #AS6233 2,919
5,320,262 3.50%, 11/1/45, Pool #FM6411 5,020,752
53,400 4.50%, 11/1/45, Pool #AL9501 52,928
116,960 4.50%, 12/1/45, Pool #BM1756 114,704
13,279 3.00%, 6/1/46, Pool #AS7365 12,033
936,956 3.50%, 7/1/46, Pool #BA7748 879,703
361,100 4.50%, 7/1/46, Pool #BM1920 361,357
287,971 4.50%, 7/1/46, Pool #BM3053 285,374
15,992 3.00%, 8/1/46, Pool #AL9031 14,676
926,932 3.00%, 9/1/46, Pool #BD1469 834,932
109,777 3.00%, 11/1/46, Pool #BD9643 99,466
277,787 3.00%, 11/1/46, Pool #BD9644 251,703
143,885 3.00%, 11/1/46, Pool #BD9645 130,323
866,795 3.00%, 12/1/46, Pool #AS8486 780,741
207,401 3.50%, 12/1/46, Pool #BE2103 193,094
344,260 3.50%, 2/1/47, Pool #BE1534 319,224
753,601 3.50%, 2/1/47, Pool #AL9920 701,623
70,228 3.50%, 3/1/47, Pool #BH0158 65,114
277,896 4.00%, 5/1/47, Pool #BH0398 268,064
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 164,615 3.50%, 5/1/47, Pool #BE9375 $ 152,630
470,510 3.50%, 5/1/47, Pool #BD2417 436,264
320,162 3.50%, 5/1/47, Pool #BM1174 300,557
131,424 3.50%, 6/1/47, Pool #BH0567 121,858
211,875 4.00%, 7/1/47, Pool #BH3401 204,382
285,499 4.00%, 8/1/47, Pool #BM1619 275,400
19,375 4.00%, 9/1/47, Pool #MA3121 18,654
140,392 4.50%, 10/1/47, Pool #BM3052 140,413
602,779 3.50%, 11/1/47, Pool #MA3182 563,156
166,129 4.50%, 12/1/47, Pool #BH7067 163,424
604,712 3.50%, 12/1/47, Pool #MA3210 565,817
1,255,372 3.50%, 1/1/48, Pool #FM5293 1,176,539
365,243 3.50%, 1/1/48, Pool #MA3238 340,146
416,140 4.00%, 1/1/48, Pool #BH9222 400,798
277,651 3.50%, 2/1/48, Pool #BH9277 257,716
75,005 4.00%, 2/1/48, Pool #BJ9058 72,610
66,571 4.00%, 2/1/48, Pool #BJ9057 64,135
118,617 3.50%, 3/1/48, Pool #BK1958 110,100
182,418 3.50%, 3/1/48, Pool #BJ0648 169,319
3,333,831 3.50%, 3/1/48, Pool #BJ0650 3,094,387
352,835 3.50%, 3/1/48, Pool #BJ4916 327,500
213,569 3.50%, 4/1/48, Pool #FM5295 201,941
34,138 4.00%, 4/1/48, Pool #MA3333 32,676
3,158,310 4.50%, 4/1/48, Pool #FM7783 3,126,396
133,173 4.50%, 4/1/48, Pool #BM3846 132,979
1,621,630 3.50%, 5/1/48, Pool #MA3356 1,512,744
1,909,159 4.50%, 5/1/48, Pool #CA1704 1,889,179
38,927 4.00%, 5/1/48, Pool #CA2708 37,257
28,603 4.00%, 6/1/48, Pool #MA3384 27,377
153,455 5.00%, 6/1/48, Pool #CA2317 154,610
9,189 4.50%, 7/1/48, Pool #BK4471 9,093
72,972 4.50%, 7/1/48, Pool #BK6113 72,190
28,477 4.00%, 7/1/48, Pool #MA3415 27,255
266,407 4.00%, 8/1/48, Pool #BK4772 254,963
605,222 5.00%, 9/1/48, Pool #MA3472 609,773
383,250 4.00%, 9/1/48, Pool #FM5566 366,137
123,586 5.00%, 10/1/48, Pool #BK7881 124,517
44,406 5.00%, 10/1/48, Pool #MA3501 44,740
82,248 4.00%, 10/1/48, Pool #CA2469 79,288
83,271 5.00%, 11/1/48, Pool #MA3527 83,897
8,574 3.50%, 11/1/48, Pool #FM1543 8,027
29,974 5.00%, 12/1/48, Pool #BN4404 30,177
80,378 5.00%, 1/1/49, Pool #BN3949 80,982
28,032 5.00%, 1/1/49, Pool #BN4430 28,222
1,159,690 4.00%, 1/1/49, Pool #FM5296 1,116,865
257,631 3.50%, 6/1/49, Pool #FM5315 240,648
745,263 4.00%, 9/1/49, Pool #FM3665 718,438
4,493,471 3.00%, 3/1/50, Pool #FM5290 4,053,016
329,790 4.00%, 3/1/50, Pool #CA5368 313,252
306,480 4.00%, 5/1/50, Pool #FM7973 293,174
431,676 4.00%, 6/1/50, Pool #CA6106 414,369
2,849,783 2.50%, 7/1/50, Pool #CA6343 2,464,912
1,637,697 2.50%, 7/1/50, Pool #CA6359 1,416,886
2,763,743 2.50%, 7/1/50, Pool #CA6342 2,390,488
2,814,128 2.50%, 7/1/50, Pool #CA6341 2,434,065
3,265,838 2.50%, 8/1/50, Pool #CA6577 2,824,814
1,693,313 3.00%, 8/1/50, Pool #FM5292 1,525,721
836,017 2.50%, 8/1/50, Pool #CA6711 723,119
255,482 4.00%, 8/1/50, Pool #FM7703 244,393

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
December 31, 2023
23
See accompanying notes to the financial statements.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 1,833,364 2.00%, 8/1/50, Pool #FP0025 $ 1,503,810
2,681,366 2.50%, 8/1/50, Pool #CA6636 2,319,264
1,190,091 2.00%, 9/1/50, Pool #MA4119 974,250
368,592 2.00%, 9/1/50, Pool #BQ0697 301,752
2,143,584 2.00%, 10/1/50, Pool #MA4158 1,759,578
1,943,775 1.50%, 10/1/50, Pool #MA4157 1,504,486
535,645 2.50%, 11/1/50, Pool #FM4874 470,630
1,687,940 1.50%, 11/1/50, Pool #MA4181 1,309,057
296,221 2.00%, 11/1/50, Pool #BQ6334 244,653
1,881,799 2.50%, 11/1/50, Pool #CA7597 1,653,290
406,616 2.00%, 12/1/50, Pool #FM5305 339,495
1,299,830 2.00%, 12/1/50, Pool #FM5176 1,075,947
32,609,065 2.00%, 1/1/51, Pool #MA4237 26,777,247
13,646,245 3.50%, 1/1/51, Pool #FM7599 12,649,775
489,355 2.50%, 1/1/51, Pool #CA8592 419,931
1,564,572 4.00%, 1/1/51, Pool #FM7031 1,500,645
1,374,606 2.50%, 2/1/51, Pool #CA9038 1,183,903
2,623,767 2.00%, 2/1/51, Pool #BR1615 2,152,008
2,267,181 1.50%, 3/1/51, Pool #MA4280 1,754,724
178,236 2.50%, 3/1/51, Pool #BR4654 153,497
854,399 2.00%, 3/1/51, Pool #BN8997 706,938
472,837 2.00%, 3/1/51, Pool #BN9004 391,658
1,726,595 4.00%, 3/1/51, Pool #FM7460 1,649,521
115,510 2.50%, 4/1/51, Pool #BR8283 98,476
634,240 2.00%, 4/1/51, Pool #BR7241 524,633
280,120 2.00%, 4/1/51, Pool #FS0599 233,888
1,197,658 2.00%, 4/1/51, Pool #FM6863 993,262
799,100 2.00%, 4/1/51, Pool #BR7802 661,186
211,972 2.50%, 4/1/51, Pool #BR8896 182,567
2,033,889 2.50%, 5/1/51, Pool #CB0383 1,752,933
67,076 2.50%, 5/1/51, Pool #BR8296 57,768
116,897 2.50%, 5/1/51, Pool #BR8915 100,678
8,703,779 4.00%, 5/1/51, Pool #FS1463 8,350,128
5,793,355 3.00%, 6/1/51, Pool #CB0848 5,143,288
11,274,526 2.00%, 7/1/51, Pool #MA4378 9,247,297
193,311 2.50%, 7/1/51, Pool #BP3574 166,484
10,118,001 2.00%, 8/1/51, Pool #CB1309 8,298,544
8,611,895 2.00%, 8/1/51, Pool #CB1310 7,063,272
690,399 2.50%, 10/1/51, Pool #CB1806 595,036
4,166,026 4.00%, 10/1/51, Pool #FS1133 3,981,374
69,947 2.50%, 10/1/51, Pool #BT8452 60,242
2,128,483 2.00%, 11/1/51, Pool #FM9538 1,760,525
446,880 2.00%, 11/1/51, Pool #MA4465 366,508
1,047,830 2.00%, 11/1/51, Pool #FM9452 868,977
2,940,733 2.00%, 11/1/51, Pool #FS1334 2,412,965
2,203,760 2.00%, 11/1/51, Pool #CB2079 1,819,067
2,406,485 2.00%, 11/1/51, Pool #CB2054 1,993,265
1,165,803 2.00%, 11/1/51, Pool #CB2139 961,757
912,754 2.50%, 11/1/51, Pool #FS0026 791,758
2,482,075 3.00%, 11/1/51, Pool #CB2165 2,202,648
1,292,988 2.00%, 12/1/51, Pool #MA4492 1,060,443
1,533,616 2.00%, 12/1/51, Pool #FS0212 1,272,682
532,947 2.50%, 12/1/51, Pool #CB2372 459,306
289,242 2.00%, 12/1/51, Pool #FS0598 241,571
1,008,441 2.00%, 12/1/51, Pool #FM9925 831,592
677,807 2.00%, 12/1/51, Pool #FM9730 561,409
1,516,988 2.00%, 12/1/51, Pool #FS0211 1,249,997
1,096,684 3.00%, 12/1/51, Pool #CB2418 980,368
779,092 2.00%, 1/1/52, Pool #FS1406 637,784
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 1,206,471 2.00%, 1/1/52, Pool #FS0290 $ 997,876
2,829,818 2.50%, 1/1/52, Pool #FS0209 2,438,834
1,391,978 2.00%, 1/1/52, Pool #CB2601 1,151,278
1,864,047 2.50%, 1/1/52, Pool #CB2620 1,613,623
2,253,239 2.50%, 1/1/52, Pool #CB2621 1,949,516
1,824,914 2.00%, 1/1/52, Pool #FS0497 1,511,196
2,264,402 2.50%, 1/1/52, Pool #FS0208 1,955,288
2,538,775 2.50%, 1/1/52, Pool #FS0378 2,230,495
1,751,796 2.50%, 1/1/52, Pool #FS0193 1,508,695
1,058,729 2.50%, 1/1/52, Pool #CB2633 912,800
3,405,022 2.50%, 1/1/52, Pool #CB2622 2,940,150
852,707 2.00%, 2/1/52, Pool #FS0646 700,281
6,632,821 2.00%, 2/1/52, Pool #FS2040 5,429,614
1,940,057 2.50%, 2/1/52, Pool #CB2855 1,673,199
538,506 2.50%, 2/1/52, Pool #CB2854 465,232
366,611 2.50%, 2/1/52, Pool #CB2863 321,066
2,298,935 2.50%, 2/1/52, Pool #CB2856 1,975,562
1,629,941 2.00%, 2/1/52, Pool #CB2837 1,338,555
3,646,688 2.00%, 2/1/52, Pool #CB2838 3,008,192
705,832 2.00%, 2/1/52, Pool #CB2836 580,968
4,064,507 2.00%, 3/1/52, Pool #CB3102 3,355,041
282,423 3.00%, 3/1/52, Pool #CB3115 253,209
878,816 2.50%, 3/1/52, Pool #FS1661 760,404
1,564,203 2.00%, 3/1/52, Pool #CB3105 1,284,529
2,232,056 2.00%, 3/1/52, Pool #CB3101 1,841,182
791,109 4.00%, 4/1/52, Pool #FS1267 758,030
803,999 3.00%, 4/1/52, Pool #FS1520 720,190
1,262,888 3.00%, 5/1/52, Pool #FS1522 1,127,513
574,102 3.50%, 5/1/52, Pool #BV8545 535,348
4,819,565 4.00%, 5/1/52, Pool #FS3377 4,614,741
783,127 5.00%, 7/1/52, Pool #FS2409 778,779
470,181 4.50%, 7/1/52, Pool #MA4656 456,193
1,119,008 5.00%, 7/1/52, Pool #FS2473 1,113,457
928,988 5.00%, 7/1/52, Pool #FS2458 933,583
593,261 3.50%, 7/1/52, Pool #FS2812 549,932
10,009,362 4.50%, 8/1/52, Pool #CB4345 9,759,658
434,440 3.50%, 8/1/52, Pool #CB4324 405,066
375,609 3.50%, 9/1/52, Pool #CB4660 345,708
285,114 3.50%, 9/1/52, Pool #CB4658 262,122
448,398 3.50%, 9/1/52, Pool #CB4661 411,320
95,572 3.50%, 9/1/52, Pool #CB4657 88,513
474,126 6.00%, 11/1/52, Pool #FS3251 491,423
948,368 5.00%, 12/1/52, Pool #MA4841 939,720
2,426,129 5.00%, 1/1/53, Pool #CB5450 2,405,135
1,046,006 5.50%, 1/1/53, Pool #CB5462 1,053,222
1,367,508 5.50%, 1/1/53, Pool #BX6108 1,375,893
406,972 5.00%, 1/1/53, Pool #BX4207 403,405
2,891,086 6.00%, 1/1/53, Pool #FS3832 2,938,671
2,231,076 6.00%, 4/1/53, Pool #CB6094 2,271,303
8,902,841 5.00%, 4/1/53, Pool #CB6063 8,824,580
2,986,153 6.00%, 5/1/53, Pool #CB6329 3,039,988
908,046 6.00%, 5/1/53, Pool #FS4641 924,413
3,882,263 5.50%, 5/1/53, Pool #CB6321 3,913,820
777,365 5.50%, 5/1/53, Pool #BY2967 783,684
3,072,977 5.50%, 5/1/53, Pool #FS4629 3,097,949
437,037 6.00%, 5/1/53, Pool #BY0568 444,906
799,839 5.50%, 5/1/53, Pool #BY0557 806,337
2,187,382 5.50%, 6/1/53, Pool #CB6463 2,205,167
3,875,493 6.00%, 7/1/53, Pool #CB6757 3,968,953

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
December 31, 2023
24
See accompanying notes to the financial statements.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 7,233,155 6.00%, 8/1/53, Pool #CB6872 $ 7,353,905
4,112,356 6.50%, 8/1/53, Pool #FS5537 4,222,342
2,386,977 6.50%, 10/1/53, Pool #CB7349 2,448,165
4,840,700 6.50%, 1/25/54, TBA 4,958,881
1,002,800 4.50%, 1/25/54, TBA 972,089
9,390,232 3.00%, 1/25/54, TBA 8,303,753
4,669,200 1.50%, 1/25/54, TBA 3,612,793
19,887,500 2.50%, 1/25/54, TBA 16,916,028
438,935,217
Federal Home Loan Mortgage Corporation (9.7%):
3,177,750 Class A2 , Series KC02, 3.37%, 7/25/25 3,103,355
53,238 3.00%, 9/1/27, Pool #U70060 50,132
32,266 3.00%, 7/1/28, Pool #U79018 30,852
591,000 , Series PRIN, 4.55%, 9/15/29(c) 467,762
4,510,000 Class XFX , Series KL06, 1.36%, 12/25/29, Callable
9/25/29 @ 100.00 291,168
15,777 3.00%, 1/1/30, Pool #V60696 15,452
20,173 3.00%, 1/1/30, Pool #V60724 19,167
33,621 2.50%, 3/1/30, Pool #V60770 32,239
69,331 3.00%, 5/1/30, Pool #J31689 66,742
51,834 2.50%, 5/1/30, Pool #V60796 50,932
82,749 2.50%, 5/1/30, Pool #J31728 81,310
35,819 2.50%, 5/1/30, Pool #J31418 34,142
130,069 3.00%, 6/1/30, Pool #V60840 123,842
62,846 3.00%, 7/1/30, Pool #G15520 59,977
3,233 2.50%, 7/1/30, Pool #J32491 3,177
13,538 2.50%, 7/1/30, Pool #J32204 12,791
11,152 2.50%, 7/1/30, Pool #J32209 10,629
9,236 3.00%, 7/1/30, Pool #J32181 8,890
3,877 2.50%, 7/1/30, Pool #V60905 3,810
46,827 2.50%, 8/1/30, Pool #V60902 44,900
56,849 2.50%, 8/1/30, Pool #V60886 54,508
8,949 3.00%, 8/1/30, Pool #J32436 8,541
13,845 3.00%, 8/1/30, Pool #V60909 13,183
46,180 2.50%, 9/1/30, Pool #V60903 43,695
144,955 2.50%, 9/1/30, Pool #V60904 142,434
7,192,495 Class X1 , Series K121, 1.02%, 10/25/30 384,461
197,000 , 0.00%, 3/15/31(c) 144,973
190,000 6.75%, 3/15/31 221,752
253,032 2.50%, 4/1/31, Pool #G16186 239,506
4,477,080 1.50%, 5/1/31, Pool #RD5057 4,137,962
685,222 1.50%, 6/1/31, Pool #RD5059 627,766
570,000 Class A2 , Series K142, 2.40%, 3/25/32 492,288
2,300,000 Class A2 , Series K144, 2.45%, 4/25/32 1,989,314
3,575,000 Class A2 , Series K145, 2.58%, 5/25/32 3,119,941
1,740,000 Class A2 , Series K146, 2.92%, 6/25/32 1,558,335
5,627 3.00%, 10/1/32, Pool #J37706 5,388
7,389 3.00%, 11/1/32, Pool #J37835 7,075
1,480,000 Class A2 , Series K-152, 3.78%, 11/25/32 1,411,187
5,024 3.00%, 12/1/32, Pool #J38060 4,810
1,670,000 Class A2 , Series K-154, 4.35%, 1/25/33 1,659,897
1,827,044 2.50%, 4/1/33, Pool #ZS8087 1,693,753
5,072,464 Class A2 , Series KG08, 4.13%, 5/25/33 4,947,418
4,491,000 Class A3 , Series K156, 3.70%, 6/25/33 4,243,329
90,130 3.50%, 1/1/34, Pool #ZS9068 85,355
975,262 2.50%, 1/1/35, Pool #SB0298 900,886
55,406 5.50%, 2/1/35, Pool #G04692 58,003
333,224 3.50%, 5/1/35, Pool #SC0063 330,641
1,550,000 1.46%, 8/17/35, Callable 2/17/24 @ 100.00 1,110,617
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 804,627 2.00%, 9/1/35, Pool #SB0539 $ 724,012
1,729,530 2.00%, 1/1/36, Pool #SB0546 1,566,860
1,071,297 2.00%, 2/1/36, Pool #SB8507 977,989
963,477 2.00%, 2/1/36, Pool #RC1819 872,760
336,363 2.00%, 3/1/36, Pool #SB0544 303,385
2,034,157 1.50%, 4/1/36, Pool #SB0514 1,765,861
302,773 1.50%, 4/1/36, Pool #SB0510 268,101
2,004,837 2.00%, 5/1/36, Pool #RC1999 1,816,017
412,399 1.50%, 5/1/36, Pool #RC1975 357,982
4,601,938 2.00%, 6/1/36, Pool #RC2071 4,152,533
1,954,761 2.00%, 7/1/36, Pool #RC2097 1,763,848
3,155,000 1.72%, 9/22/36, Callable 3/22/24 @ 100.00 2,260,554
1,622,948 2.00%, 4/1/37, Pool #SB0679 1,460,071
39,598 3.00%, 9/1/37, Pool #ZA2471 37,003
815,299 3.00%, 6/1/38, Pool #SC0111 755,926
85,754 6.00%, 4/1/39, Pool #G07613 89,597
13,562 4.50%, 12/1/39, Pool #A90196 13,578
420,331 3.50%, 1/1/40, Pool #RB5028 399,190
52,302 3.50%, 2/1/40, Pool #RB5034 49,673
14,576 4.50%, 7/1/40, Pool #A93010 14,567
14,600 4.00%, 8/1/40, Pool #A93534 14,260
98,195 4.00%, 9/1/40, Pool #A93851 95,693
283,995 4.50%, 9/1/40, Pool #A93700 283,437
20,033 4.00%, 10/1/40, Pool #A95923 19,938
14,155 4.00%, 11/1/40, Pool #A95144 14,088
14,288 4.00%, 11/1/40, Pool #A94779 14,220
15,088 4.00%, 11/1/40, Pool #A94977 15,017
888 4.00%, 4/1/41, Pool #Q00093 873
35,663 4.50%, 5/1/41, Pool #Q00959 35,656
30,614 4.50%, 5/1/41, Pool #Q00804 30,608
224,464 5.50%, 6/1/41, Pool #G07553 232,891
17,584 4.00%, 10/1/41, Pool #Q03841 17,416
48,497 5.00%, 10/1/41, Pool #G07642 49,458
24,038 4.00%, 10/1/41, Pool #Q04022 23,809
338,745 2.00%, 2/1/42, Pool #RB5145 291,267
1,776,985 2.00%, 3/1/42, Pool #RB5148 1,527,849
125,331 3.50%, 4/1/42, Pool #C03811 118,575
114,695 3.50%, 4/1/42, Pool #Q07417 108,199
353,539 2.00%, 4/1/42, Pool #RB5153 300,100
10,533 3.50%, 5/1/42, Pool #Q08239 10,267
3,777 3.50%, 5/1/42, Pool #Q08306 3,681
16,740 3.50%, 8/1/42, Pool #Q12162 15,792
94,637 3.50%, 8/1/42, Pool #G07106 89,279
6,540 3.50%, 10/1/42, Pool #Q11909 6,170
151,056 3.00%, 1/1/43, Pool #Q14866 142,685
120,336 3.00%, 3/1/43, Pool #Q16673 110,358
62,026 3.00%, 3/1/43, Pool #Q16403 56,884
62,297 3.50%, 6/1/43, Pool #Q18718 59,907
109,851 3.50%, 7/1/43, Pool #Q20206 103,720
42,691 4.00%, 9/1/43, Pool #Q21579 41,431
106,425 4.50%, 12/1/43, Pool #Q23779 107,225
80,375 4.50%, 12/1/43, Pool #G60018 78,246
12,706 3.50%, 1/1/44, Pool #Q24368 11,997
48,173 4.00%, 4/1/44, Pool #Q25643 47,169
500,304 3.50%, 4/1/44, Pool #G07848 467,654
11,583 3.50%, 5/1/44, Pool #Q26218 10,981
60,526 3.50%, 6/1/44, Pool #Q28764 56,943
1,657,607 3.00%, 6/1/44, Pool #SD0498 1,501,743
42,033 4.00%, 7/1/44, Pool #G60901 40,806

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
December 31, 2023
25
See accompanying notes to the financial statements.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 11,364 3.50%, 7/1/44, Pool #Q27319 $ 10,773
17,836 3.50%, 9/1/44, Pool #Q28604 16,909
1,693,676 3.50%, 9/1/44, Pool #SD0481 1,590,444
1,655,758 4.00%, 1/1/45, Pool #SD0478 1,636,066
1,882,398 4.00%, 1/1/45, Pool #SD0490 1,835,476
13,312 4.00%, 2/1/45, Pool #Q31338 13,039
6,070 4.00%, 2/1/45, Pool #Q31128 5,946
2,469,984 4.00%, 9/1/45, Pool #SD0507 2,419,281
13,310 3.50%, 9/1/45, Pool #Q36302 12,771
17,318 4.00%, 12/1/45, Pool #Q37955 16,962
14,796 4.00%, 12/1/45, Pool #Q37957 14,429
1,168,669 3.50%, 3/1/46, Pool #SD0485 1,091,931
555,662 3.00%, 9/1/46, Pool #Q42979 491,758
215,684 3.50%, 9/1/46, Pool #SD0486 202,132
209,614 3.00%, 9/1/46, Pool #G60718 185,498
728,046 3.00%, 12/1/46, Pool #V82781 671,729
225,189 3.00%, 12/1/46, Pool #Q45064 199,278
59,453 3.00%, 12/1/46, Pool #Q45083 54,875
127,604 3.00%, 12/1/46, Pool #Q45080 115,488
598,008 3.00%, 2/1/47, Pool #SD0496 542,461
330,767 3.50%, 3/1/47, Pool #G60968 313,381
611,570 4.00%, 7/1/47, Pool #SD0504 593,331
774,622 4.50%, 7/1/47, Pool #G61047 767,985
327,546 3.50%, 10/1/47, Pool #G61178 309,617
396,769 3.50%, 12/1/47, Pool #G61208 375,054
51,607 3.50%, 1/1/48, Pool #Q53630 48,670
86,104 3.50%, 1/1/48, Pool #Q53648 81,415
366,126 3.50%, 1/1/48, Pool #ZS4751 340,103
372,440 3.50%, 2/1/48, Pool #ZT1353 347,076
2,818,443 3.50%, 4/1/48, Pool #Q55389 2,617,945
2,604,689 3.50%, 4/1/48, Pool #G08808 2,419,793
253,562 4.00%, 4/1/48, Pool #ZM6153 242,338
551,978 4.00%, 4/1/48, Pool #SD0489 537,920
2,616,440 3.50%, 5/1/48, Pool #G08813 2,430,537
2,622,418 4.00%, 8/1/48, Pool #SD0492 2,537,167
880,645 4.50%, 8/1/48, Pool #G67715 876,634
2,063,609 4.00%, 5/1/49, Pool #SD0488 1,988,068
2,368,459 4.00%, 3/1/50, Pool #SD0296 2,276,875
1,664,841 4.50%, 3/1/50, Pool #SD0294 1,637,726
833,257 4.00%, 6/1/50, Pool #SD0520 798,119
568,241 4.00%, 7/1/50, Pool #SD0878 543,914
474,505 2.50%, 7/1/50, Pool #QB1193 410,739
13,183 3.00%, 7/1/50, Pool #QB1488 11,868
25,685 3.00%, 7/1/50, Pool #QB1486 23,121
1,586,132 4.00%, 7/1/50, Pool #SD1146 1,533,464
11,616 3.00%, 7/1/50, Pool #QB1158 10,477
99,589 3.00%, 7/1/50, Pool #QB1479 90,065
746,344 1.50%, 8/1/50, Pool #RA3217 577,662
74,683 3.00%, 8/1/50, Pool #QB2339 67,227
744,679 3.00%, 8/1/50, Pool #RA3313 667,779
261,567 2.00%, 8/1/50, Pool #QB2296 216,521
779,540 3.00%, 8/1/50, Pool #RA3282 702,858
1,010,965 3.00%, 8/1/50, Pool #SD0519 912,613
1,079,755 2.00%, 9/1/50, Pool #SI2075 889,505
5,085,357 3.00%, 9/1/50, Pool #SD0592 4,607,447
1,858,120 1.50%, 10/1/50, Pool #SD8082 1,438,171
581,623 2.00%, 11/1/50, Pool #SD7528 484,518
3,590,508 2.50%, 2/1/51, Pool #SD7534 3,111,520
46,411,823 2.00%, 3/1/51, Pool #SD2903 38,056,224
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 5,154,075 2.00%, 3/1/51, Pool #SD8134 $ 4,228,993
1,924,965 2.00%, 4/1/51, Pool #SD7539 1,601,767
8,073,914 2.50%, 5/1/51, Pool #RA5077 6,971,871
1,048,963 2.00%, 5/1/51, Pool #SD7541 868,867
2,261,403 2.50%, 5/1/51, Pool #SD0702 1,960,299
3,364,175 2.00%, 7/1/51, Pool #SD0716 2,784,470
1,106,627 3.00%, 7/1/51, Pool #SD7544 992,339
989,733 2.00%, 9/1/51, Pool #SD0732 816,759
730,475 2.00%, 9/1/51, Pool #SD0730 604,388
3,262,293 2.00%, 10/1/51, Pool #RA6071 2,692,792
752,821 2.00%, 10/1/51, Pool #SD8172 617,446
975,787 3.00%, 10/1/51, Pool #RA6015 872,886
2,213,395 2.50%, 11/1/51, Pool #RA6397 1,916,047
7,085,931 2.50%, 11/1/51, Pool #SD7548 6,139,746
397,282 2.00%, 12/1/51, Pool #SD0783 329,054
190,731 2.00%, 12/1/51, Pool #SD0789 157,887
1,050,502 2.00%, 12/1/51, Pool #SD0786 868,899
1,005,869 2.00%, 12/1/51, Pool #SD0785 835,691
4,303,841 2.50%, 12/1/51, Pool #RA6388 3,716,327
1,833,989 2.00%, 1/1/52, Pool #SD0894 1,518,668
2,507,589 2.00%, 1/1/52, Pool #SD0892 2,074,017
7,745,221 2.00%, 1/1/52, Pool #SD7549 6,434,702
6,779,812 2.50%, 1/1/52, Pool #SD0923 5,834,538
22,378,562 2.50%, 1/1/52, Pool #SD7552 19,244,991
1,292,443 2.00%, 2/1/52, Pool #RA6768 1,055,601
816,185 3.00%, 2/1/52, Pool #SD7550 733,658
22,334,881 3.00%, 3/1/52, Pool #SD7553 19,999,890
386,373 3.50%, 6/1/52, Pool #SD1086 356,754
1,057,400 3.50%, 6/1/52, Pool #SD1049 976,348
988,008 3.50%, 6/1/52, Pool #SD1053 916,159
565,229 4.00%, 6/1/52, Pool #SD1952 542,432
79,555 5.00%, 6/1/52, Pool #QE4965 79,161
2,726,107 4.50%, 7/1/52, Pool #RA7506 2,652,251
444,207 4.50%, 7/1/52, Pool #SD8231 431,034
1,305,360 5.00%, 7/1/52, Pool #SD1300 1,296,331
865,070 4.50%, 8/1/52, Pool #QE8252 838,403
3,236,240 5.00%, 8/1/52, Pool #SD1465 3,224,247
3,245,433 3.00%, 8/1/52, Pool #SD7556 2,896,026
114,140 5.00%, 9/1/52, Pool #QF0409 113,717
386,791 5.00%, 10/1/52, Pool #QF0895 385,358
1,960,765 4.50%, 11/1/52, Pool #SD2000 1,900,317
437,326 6.00%, 11/1/52, Pool #RA8216 445,582
682,877 5.00%, 11/1/52, Pool #SD1882 678,828
766,980 5.00%, 12/1/52, Pool #SD2081 762,432
881,894 5.00%, 12/1/52, Pool #RA8295 876,664
1,462,357 5.00%, 12/1/52, Pool #SD1991 1,458,760
901,304 5.00%, 1/1/53, Pool #RA8404 893,416
1,595,774 5.50%, 1/1/53, Pool #QF6560 1,608,754
499,904 5.50%, 1/1/53, Pool #SD2275 503,354
2,101,763 6.00%, 1/1/53, Pool #SD2163 2,137,434
1,123,609 6.00%, 2/1/53, Pool #RA8560 1,141,914
352,258 5.00%, 2/1/53, Pool #SD2306 350,169
4,569,269 5.50%, 3/1/53, Pool #RA8758 4,596,668
709,892 6.00%, 3/1/53, Pool #SD2598 721,726
1,526,905 6.00%, 4/1/53, Pool #SD2760 1,554,385
3,336,275 5.50%, 5/1/53, Pool #SD2893 3,355,742
3,764,413 5.50%, 5/1/53, Pool #RA9063 3,795,008
1,132,174 6.00%, 5/1/53, Pool #SD2886 1,152,571
2,973,337 6.00%, 5/1/53, Pool #RA9073 3,026,916

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
December 31, 2023
26
See accompanying notes to the financial statements.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 2,454,208 6.00%, 6/1/53, Pool #SD3176 $ 2,498,433
490,668 5.50%, 8/1/53, Pool #RA9625 493,588
1,229,969 6.50%, 11/1/53, Pool #RJ0320 1,265,261
292,775,515
Government National Mortgage Association (6.1%):
7,297 4.50%, 9/15/33, Pool #615516 7,178
26,431 5.00%, 12/15/33, Pool #783571 26,233
9,099 6.50%, 8/20/38, Pool #4223 9,627
7,520 6.50%, 10/15/38, Pool #673213 7,573
5,203 6.50%, 11/20/38, Pool #4292 5,505
9,602 6.50%, 12/15/38, Pool #782510 9,916
98,309 5.00%, 1/15/39, Pool #782557 99,763
50,949 5.00%, 4/15/39, Pool #711939 52,631
62,204 5.00%, 4/15/39, Pool #782619 64,773
6,090 4.00%, 4/20/39, Pool #4422 5,830
6,028 5.00%, 6/15/39, Pool #782696 6,277
20,999 4.00%, 7/20/39, Pool #4494 20,101
36,052 5.00%, 10/20/39, Pool #4559 36,975
4,032 4.50%, 12/20/39, Pool #4598 4,068
10,333 4.50%, 1/15/40, Pool #728627 10,320
4,891 4.50%, 1/20/40, Pool #4617 4,935
4,025 4.50%, 2/20/40, Pool #4636 4,060
29,198 5.00%, 5/15/40, Pool #782958 29,432
258 4.50%, 5/20/40, Pool #4696 260
17,989 5.00%, 6/15/40, Pool #697862 18,510
25,325 4.50%, 7/15/40, Pool #745793 25,293
184,783 4.50%, 7/15/40, Pool #733795 184,548
10,016 4.50%, 7/20/40, Pool #4746 10,102
18,301 4.50%, 8/20/40, Pool #4771 18,458
10,991 4.50%, 9/20/40, Pool #748948 11,018
5,485 4.00%, 9/20/40, Pool #4800 5,375
40,688 4.50%, 10/15/40, Pool #783609 40,989
144,438 4.00%, 10/20/40, Pool #4833 141,551
18,529 4.50%, 10/20/40, Pool #4834 18,689
268,550 4.00%, 11/20/40, Pool #4853 267,964
132,893 4.00%, 12/20/40, Pool #4882 130,235
74,492 4.00%, 1/15/41, Pool #759138 72,538
119,265 4.00%, 1/20/41, Pool #4922 116,880
11,883 4.50%, 2/15/41, Pool #738019 11,860
502,523 4.00%, 2/20/41, Pool #742887 482,338
2,033 4.00%, 2/20/41, Pool #4945 1,991
40,537 4.00%, 3/15/41, Pool #762838 39,473
2,961 5.00%, 4/20/41, Pool #5018 3,024
47,208 4.50%, 6/20/41, Pool #783590 47,573
6,457 5.00%, 6/20/41, Pool #5083 6,724
119,642 4.00%, 7/20/41, Pool #742895 112,242
3,494 5.00%, 7/20/41, Pool #5116 3,639
111,303 4.50%, 7/20/41, Pool #5115 112,148
15,490 4.50%, 7/20/41, Pool #754367 15,495
33,025 4.50%, 7/20/41, Pool #783584 33,281
33,697 4.50%, 11/15/41, Pool #783610 33,800
95,593 3.50%, 1/15/42, Pool #553461 91,854
132,079 4.00%, 4/20/42, Pool #MA0023 129,612
57,379 5.00%, 7/20/42, Pool #MA0223 58,813
127,536 3.50%, 4/15/43, Pool #AD2334 121,308
253,089 3.50%, 4/20/43, Pool #MA0934 240,537
143,811 3.50%, 5/20/43, Pool #MA1012 137,023
12,525 4.00%, 7/20/43, Pool #MA1158 12,291
493,486 4.50%, 6/20/44, Pool #MA1997 492,859
Principal Amount Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$ 397,355 4.00%, 8/20/44, Pool #MA2149 $ 389,414
7,473 4.00%, 8/20/44, Pool #AJ2723 7,277
14,262 4.00%, 8/20/44, Pool #AI4167 13,889
9,910 4.00%, 8/20/44, Pool #AJ4687 9,651
222,946 5.00%, 12/20/44, Pool #MA2448 232,190
19,195 3.00%, 12/20/44, Pool #MA2444 17,661
222,787 3.00%, 2/15/45, Pool #784439 206,351
1,010,663 3.50%, 5/20/45, Pool #MA2826 957,974
139,240 5.00%, 12/20/45, Pool #MA3313 142,719
5,104,307 3.50%, 3/20/46, Pool #MA3521 4,840,004
978,079 3.50%, 5/20/46, Pool #MA3663 927,433
328,617 3.50%, 7/20/46, Pool #MA3803 311,600
1,328,332 3.50%, 9/20/46, Pool #MA3937 1,251,805
61,381 3.50%, 10/20/46, Pool #AX4341 58,508
66,762 3.50%, 10/20/46, Pool #AX4342 63,306
52,701 3.50%, 10/20/46, Pool #AX4343 49,878
133,783 3.50%, 10/20/46, Pool #AX4344 125,294
85,687 3.50%, 10/20/46, Pool #AX4345 80,539
7,359 4.00%, 10/20/46, Pool #AQ0542 7,195
77,727 4.50%, 3/15/47, Pool #AZ8560 77,196
62,454 4.50%, 4/15/47, Pool #AZ8597 62,028
97,182 4.50%, 4/15/47, Pool #AZ8596 96,518
57,053 4.50%, 5/15/47, Pool #BA7888 56,664
1,250,307 4.00%, 6/20/47, Pool #MA4511 1,218,287
12,925 4.00%, 9/15/47, Pool #BC5919 12,568
13,633 4.00%, 10/15/47, Pool #BD3187 13,288
16,305 4.00%, 10/15/47, Pool #BE1031 15,560
15,372 4.00%, 11/15/47, Pool #BE1030 15,020
983,466 4.00%, 11/20/47, Pool #MA4838 958,283
18,444 4.00%, 12/15/47, Pool #BE4664 17,601
485,856 4.00%, 12/20/47, Pool #MA4901 473,421
15,741 4.00%, 1/15/48, Pool #BE0204 15,284
21,631 4.00%, 1/15/48, Pool #BE0143 20,643
205,807 4.50%, 9/20/48, Pool #BD0560 202,614
394,530 4.50%, 3/20/49, Pool #MA5818 390,835
16,818 4.50%, 4/20/49, Pool #MA5877 16,660
179,584 4.50%, 5/20/49, Pool #MA5932 177,900
562,369 3.00%, 4/20/50, Pool #MA6599 510,463
329,163 4.50%, 4/20/50, Pool #MA6602 320,932
255,737 4.00%, 5/20/50, Pool #MA6658 248,552
72,028 3.00%, 5/20/50, Pool #MA6656 65,377
1,614,458 Class LP , Series 2020-127, 1.50%, 6/20/50 1,249,493
5,519,122 2.00%, 8/20/50, Pool #MA6818 4,694,488
1,292,739 3.00%, 10/20/50, Pool #MA6932 1,178,609
974,159 2.00%, 11/20/50, Pool #MA6994 831,275
21,485,716 2.00%, 12/20/50, Pool #MA7051 18,251,540
1,178,309 3.00%, 1/20/51, Pool #MA7137 1,071,746
12,104,700 2.00%, 1/20/51, Pool #MA7135 10,260,981
1,836,793 2.00%, 2/20/51, Pool #MA7192 1,558,073
5,460,264 2.50%, 4/20/51, Pool #MA7312 4,784,700
6,205,500 3.00%, 6/20/51, Pool #MA7419 5,636,557
8,019,190 3.00%, 8/20/51, Pool #MA7535 7,281,553
2,847,508 2.50%, 10/20/51, Pool #MA7649 2,491,672
2,015,027 3.00%, 12/20/51, Pool #MA7768 1,827,220
1,947,617 2.50%, 12/20/51, Pool #MA7767 1,704,211
84,692 3.00%, 1/20/52, Pool #MA7828 76,902
4,570,248 2.50%, 5/20/52, Pool #MA8042 3,989,530
18,149,571 2.50%, 6/20/52, Pool #MA8097 15,897,546
5,306,521 2.50%, 7/20/52, Pool #MA8147 4,649,757

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
December 31, 2023
27
See accompanying notes to the financial statements.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$ 225,931 2.50%, 8/20/52, Pool #MA8197 $ 197,969
1,220,011 2.50%, 12/20/52, Pool #MA8485 1,066,754
3,961,187 2.50%, 1/20/53, Pool #MA8564 3,463,542
218,028 6.00%, 4/20/53, Pool #CT7444 224,382
5,216,000 6.50%, 11/20/53, TBA 5,337,231
7,099,000 6.00%, 1/20/54, TBA 7,213,527
9,847,000 5.50%, 1/20/54, TBA 9,907,775
10,498,000 4.50%, 1/20/54, TBA 10,238,831
10,295,000 4.00%, 1/20/54, TBA 9,831,725
13,042,797 3.50%, 1/20/54, TBA 12,135,915
11,692,000 5.00%, 1/20/54, TBA 11,618,925
10,429,700 3.00%, 1/20/54, TBA 9,438,878
186,445,181
Federal Home Loan Bank (1.0%):
3,020,000 0.92%, 2/26/27, Callable 2/26/24 @ 100.00 2,724,943
22,560,000 2.06%, 9/27/29, Callable 3/27/24 @ 100.00 19,979,610
4,080,000 3.56%, 5/16/33 3,860,928
1,435,000 1.85%, 1/25/36, Callable 1/25/24 @ 100.00 1,060,706
1,720,000 1.87%, 2/8/36, Callable 2/8/24 @ 100.00 1,273,151
920,000 1.87%, 2/8/36, Callable 2/8/24 @ 100.00 680,988
29,580,326
Federal Farm Credit Banks Funding Corp. (1.3%):
14,521,000 2.25%, 8/15/29, Callable 8/15/24 @ 100.00 13,014,257
10,440,000 2.17%, 10/29/29, Callable 10/29/24 @ 100.00 9,287,403
625,000 3.50%, 9/1/32 591,277
1,045,000 3.88%, 9/20/32 1,016,619
6,095,000 1.68%, 9/17/35, Callable 1/12/24 @ 100.00 4,467,349
3,450,000 1.84%, 1/25/36, Callable 1/12/24 @ 100.00 2,546,976
4,730,000 2.10%, 2/25/36, Callable 1/12/24 @ 100.00 3,589,365
2,569,000 2.50%, 4/14/36, Callable 1/12/24 @ 100.00 2,037,970
2,875,000 2.49%, 5/19/36, Callable 1/12/24 @ 100.00 2,273,858
38,825,074
Federal Home Loan Mortgage Corporation - REMICS (0.3%):
197,562 Class FL , Series 4248, 5.90%(SOFR30A+56bps),
5/15/41 192,342
1,000,220 Class XZ , Series 4316, 4.50%, 3/15/44 994,812
848,076 Class ZX , Series 4352, 4.00%, 4/15/44 815,649
348,555 Class FB , Series 4606, 5.95%(SOFR30A+61bps),
8/15/46 334,705
873,477 Class AO , Series 5341, , 0.00%, 6/25/50 640,187
2,431,139 Class TJ , Series 5002, 2.00%, 7/25/50 1,999,800
2,457,021 Class AK , Series 4988, 1.00%, 7/25/50 1,849,151
3,765,858 Class PO , Series 5319, , 0.00%, 8/25/50 2,595,360
996,084 Class ID , Series 5109, 2.50%, 5/25/51 149,391
9,571,397
Federal National Mortgage Association - REMICS (0.2%):
2,560,901 Class CY , Series 2010-136, 4.00%, 12/25/40 2,464,646
2,456,724 Class ZA , Series 2011-8, 4.00%, 2/25/41 2,317,398
479,409 Class UF , Series 2016-48,
5.85%(SOFR30A+51bps), 8/25/46 466,721
2,098,617 Class AO , Series 2023-36, , 0.00%, 8/25/50 1,372,373
1,067,509 Class IO , Series 2021-88, 2.50%, 12/25/51 152,928
6,774,066
Total U.S. Government Agency Mortgages (Cost $1,053,567,173) 1,002,906,776
Principal Amount Value
U.S. Treasury Obligations (26.6%):
U.S. Treasury Bonds (11.1%):
$ 2,480,000 5.38%, 2/15/31 $ 2,713,275
14,025,000 4.75%, 2/15/37 15,383,672
7,185,000 5.00%, 5/15/37 8,053,936
12,855,000 1.13%, 8/15/40 8,231,217
33,230,000 1.88%, 2/15/41 23,977,522
4,580,000 1.75%, 8/15/41 3,195,981
2,795,000 2.00%, 11/15/41 2,028,122
23,885,000 3.13%, 11/15/41 20,832,198
5,045,000 2.38%, 2/15/42 3,884,650
33,675,000 4.00%, 11/15/42 32,843,648
16,285,000 2.75%, 11/15/42 13,206,117
1,360,000 3.88%, 2/15/43 1,301,350
4,335,000 3.88%, 5/15/43 4,148,053
7,022,500 3.63%, 8/15/43 6,477,159
11,075,000 4.38%, 8/15/43 11,344,953
2,940,000 4.75%, 11/15/43^ 3,164,175
1,205,000 3.13%, 8/15/44 1,023,120
15,000 2.50%, 2/15/45 11,395
955,000 3.00%, 5/15/45 790,263
1,770,000 2.88%, 8/15/45 1,431,764
12,235,000 3.00%, 11/15/45 10,097,698
22,700,000 2.25%, 8/15/46 16,202,125
6,855,000 2.88%, 11/15/46 5,507,564
3,105,000 2.75%, 11/15/47 2,426,752
5,645,000 3.00%, 2/15/48 4,618,316
63,515,000 3.13%, 5/15/48(d) 53,114,419
4,055,000 3.38%, 11/15/48 3,546,858
8,700,000 3.00%, 2/15/49 7,109,531
125,000 2.88%, 5/15/49 99,766
10,975,000 1.25%, 5/15/50 5,945,363
8,590,000 1.38%, 8/15/50 4,809,058
5,954,000 1.63%, 11/15/50 3,564,027
13,650,000 2.38%, 5/15/51 9,785,344
1,102,000 1.88%, 11/15/51 699,942
1,054,000 2.25%, 2/15/52 733,848
18,188,000 2.88%, 5/15/52 14,544,716
5,054,000 3.00%, 8/15/52 4,150,598
1,052,000 3.63%, 2/15/53 975,566
11,233,000 3.63%, 5/15/53 10,430,894
3,870,000 4.13%, 8/15/53 3,929,259
6,739,000 4.75%, 11/15/53 7,591,905
333,926,119
U.S. Treasury Notes (15.5%):
51,475,000 4.25%, 12/31/24 51,201,539
3,992,000 2.88%, 6/15/25 3,901,556
5,640,000 3.00%, 7/15/25 5,517,506
7,618,000 5.00%, 9/30/25 7,696,560
890,000 3.00%, 10/31/25 869,280
1,550,000 2.88%, 11/30/25 1,510,039
68,766,000 4.88%, 11/30/25 69,485,894
7,810,000 0.38%, 12/31/25 7,238,894
95,875,000 3.88%, 1/15/26 95,155,937
84,589,000 4.00%, 2/15/26 84,218,923
4,310,000 0.50%, 2/28/26 3,982,709
2,435,000 2.38%, 4/30/26 2,339,883
5,340,000 4.63%, 9/15/26 5,415,094
9,760,000 4.63%, 10/15/26 9,907,925
9,923,000 4.63%, 11/15/26 10,084,249
4,752,000 4.38%, 12/15/26 4,801,005

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
December 31, 2023
28
See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of December 31, 2023 .
Principal Amount Value
U.S. Treasury Obligations, continued
U.S. Treasury Notes, continued
$ 19,704,000 4.38%, 11/30/28 $ 20,184,285
5,545,000 4.00%, 10/31/29 5,579,656
998,000 3.88%, 11/30/29 997,688
17,879,000 3.88%, 12/31/29 17,873,413
3,087,000 3.75%, 5/31/30 3,064,330
882,000 4.00%, 7/31/30 888,339
895,000 4.63%, 9/30/30 934,436
9,359,000 4.88%, 10/31/30 9,916,153
9,976,000 4.38%, 11/30/30 10,276,839
7,092,000 3.88%, 8/15/33 7,097,541
27,924,000 4.50%, 11/15/33 29,376,921
469,516,594
Total U.S. Treasury Obligations (Cost $863,972,549) 803,442,713
Shares
Affiliated Investment Company (0.1%):
Money Markets (0.1%):
3,497,649 BlackRock Liquidity FedFund, Institutional Class
+
(c)
(e) 3,497,649
Total Affiliated Investment Company (Cost $3,497,649) 3,497,649
Unaffiliated Investment Company (2.4%):
Money Markets (2.4%):
73,488,634 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 5.25%(c) 73,488,634
Total Unaffiliated Investment Company (Cost $73,488,634) 73,488,634
Total Investment Securities
(Cost $3,260,998,478) — 103.9%(f) 3,143,697,513
Net other assets (liabilities) — (3.9)% (116,569,143)
Net Assets — 100.0% $ 3,027,128,370
EUR003M—3 Month Euribor
EUSA5—Euro 5 Year Swap Rate
GO—General Obligation
H15T1Y—1 Year Treasury Constant Maturity Rate
LIBOR—London Interbank Offered Rate
MTN—Medium Term Note
REIT—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
SOFR30A—Secured Overnight Financing Rate 30-day Average
TBA—To Be Announced Security
US0001M—1 Month US Dollar LIBOR
US0003M—3 Month US Dollar LIBOR
^ This security or a partial position of this security was on loan as of December 31, 2023. The total value of securities on loan as of December 31, 2023 was $3,368,958.
+
Affiliated Securities
† Represents less than 0.05%.
(a) Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors.
(b) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at December
31, 2023.
(c) The rate represents the effective yield at December 31, 2023.
(d) All or a portion of this security has been pledged as collateral for open derivative positions.
(e) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2023.
(f) See Federal Tax Information listed in the Notes to the Financial Statements.

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
December 31, 2023
29
See accompanying notes to the financial statements.
Securities Sold Short (-1.9%):
At December 31, 2023, the Fund's securities sold short were as follows:
Security Description
Coupon
Rate Maturity Date Par Amount
Proceeds
Received Value
U.S. Government Agency Mortgages
Federal National Mortgage Association
Federal National Mortgage Association, TBA 5.00% 1/25/54 $ (2,222,502) $ (2,162,512) $ (2,200,277)
Federal National Mortgage Association, TBA 6.00% 1/25/54 (16,295,200) (16,439,455) (16,553,632)
Federal National Mortgage Association, TBA 5.50% 1/25/54 (4,442,600) (4,422,469) (4,463,598)
Federal National Mortgage Association, TBA 4.00% 1/25/54 (3,932,900) (3,636,680) (3,721,507)
Federal National Mortgage Association, TBA 3.50% 1/25/54 (2,291,945) (2,052,297) (2,102,859)
Federal National Mortgage Association, TBA 2.00% 1/25/54 (32,862,512) (25,365,068) (26,839,430)
Government National Mortgage Association
Government National Mortgage Association, TBA 2.50% 7/20/54 (2,937,522) (2,551,645) (2,569,643)
Government National Mortgage Association, TBA 2.00% 1/20/54 (668,000) (562,052) (565,086)
$(57,192,178) $(59,016,032)
Futures Contracts
At December 31, 2023, the Fund's open futures contracts were as follows:
Short Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
30-Day Federal Funds December Futures (U.S. Dollar) 1/2/24 35 $ (13,807,146) $ (1,510)
Euro Buxl 30-Year Bond March Futures (Euro) 3/7/24 5 (782,154) (63,840)
Euro Schatz Index March Futures (Euro) 3/7/24 44 (5,174,599) (35,986)
Euro-Bobl March Futures (Euro) 3/7/24 63 (8,294,671) (107,468)
Euro-Bund March Futures (Euro) 3/7/24 100 (15,146,364) (392,140)
U.S. Treasury 10-Year Note March Futures (U.S. Dollar) 3/19/24 332 (39,181,188) (1,743,185)
U.S. Treasury 30-Year Bond March Futures (U.S. Dollar) 3/19/24 49 (6,121,938) (444,517)
Ultra Long Term U.S. Treasury Bond March Futures (U.S. Dollar) 3/19/24 4 (534,375) (48,003)
$ (2,836,649)
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
U.S. Treasury 10-Year Note March Futures (U.S. Dollar) 3/19/24 330 $ 37,253,906 $ 442,790
U.S. Treasury 2-Year Note March Futures (U.S. Dollar) 3/28/24 135 27,798,398 221,924
U.S. Treasury 5-Year Note April Futures (U.S. Dollar) 3/28/24 1,000 108,773,438 2,379,813
$ 3,044,527
Total Net Futures Contracts $ 207,878
Forward Currency Contracts
At December 31, 2023, the Fund's open forward currency contracts were as follows:
Currency Purchased Currency Sold Counterparty
Settlement
Date
Net Unrealized
Appreciation/
(Depreciation)
U.S. Dollar 29,966,575 European Euro 27,309,000 UBS Warburg 3/20/24 $ (273,281)
Total Net Forward Currency Contracts $ (273,281)
Balances Reported in the Statement of Assets and Liabilities for Forward Currency Contracts.
Unrealized Unrealized
Appreciation Depreciation
Forward currency contracts $ — $ (273,281)

AZL Enhanced Bond Index Fund
30
See accompanying notes to the financial statements.
Statement of Assets and Liabilities
December 31, 2023
Statement of Operations
For the Year Ended December 31, 2023
Assets:
Investment securities, at cost $ 3,260,998,478
Investment securities, at value(a) $ 3,143,697,513
Interest and dividends receivable 23,844,546
Foreign currency, at value (cost $45,980) 45,884
Receivable for capital shares issued 11,997
Receivable for investments sold 9,726,287
Receivable for TBA investments sold 63,977,728
Receivable for variation margin on futures contracts 308,879
Prepaid expenses 16,268
Total Assets 3,241,629,102
Liabilities:
Cash overdraft 1,031
Unrealized depreciation on forward currency contracts 273,281
Payable for investments purchased 23,081,800
Payable for TBA investments purchased 126,167,066
Payable for collateral received on loaned securities 3,497,649
Securities sold short (Proceeds received $57,192,178) 59,016,032
Due to broker for TBA investments collateral 750,000
Management fees payable 887,323
Administration fees payable 79,688
Distribution fees payable 633,803
Custodian fees payable 19,792
Administrative and compliance services fees payable 4,880
Transfer agent fees payable 1,379
Trustee fees payable 20,251
Other accrued liabilities 66,757
Total Liabilities 214,500,732
Commitments and contingent liabilities^
Net Assets
$ 3,027,128,370
Net Assets Consist of:
Paid in capital $ 3,277,847,004
Total distributable earnings (250,718,634)
Net Assets
$ 3,027,128,370
Shares of beneficial interest (unlimited number of shares authorized, no par value) 308,232,036
Net Asset Value (offering and redemption price per share) $ 9.82
(a) Includes securities on loan of $3,368,958.
^ See Note 3 in Notes to the Financial Statements.
Investment Income:
Interest $ 118,622,176
Dividends 10,630,351
Income from securities lending 70,081
Foreign withholding tax 1,116
Total Investment Income 129,323,724
Expenses:
Management fees 9,884,727
Administration fees 855,726
Distribution fees 7,060,534
Custodian fees 92,763
Administrative and compliance services fees 36,547
Transfer agent fees 11,184
Trustee fees 151,543
Professional fees 115,219
Shareholder reports 15,682
Other expenses 61,752
Total expenses 18,285,677
Net Investment Income/(Loss)
111,038,047
Net realized and Change in net unrealized gains/losses on
investments:
Net realized gains/(losses) on securities and foreign currencies (93,761,303)
Net realized gains/(losses) on forward currency contracts 63,289
Net realized gains/(losses) on futures contracts (2,245,129)
Net realized gains/(losses) on securities sold short 544,352
Net realized gains/(losses) on swap agreements (23,968)
Change in net unrealized appreciation/depreciation on securities and foreign currencies 127,027,656
Change in net unrealized appreciation/depreciation on forward currency contracts (51,515)
Change in net unrealized appreciation/depreciation on futures contracts (1,059,701)
Change in net unrealiz ed appreciation/depreciation on securities sold short (2,331,876)
Net realized and Change in net unrealized gains/losses on
investments
28,161,805
Change in Net Assets Resulting From Operations
$ 139,199,852

AZL Enhanced Bond Index Fund
31
See accompanying notes to the financial statements.
Statements of Changes in Net Assets
For the
Year Ended
December 31, 2023
For the
Year Ended
December 31, 2022
Change In Net Assets:
Operations:
Net investment income/(loss) $ 111,038,047 $ 46,816,878
Net realized gains/(losses) on investments (95,422,759) (139,490,260)
Change in unrealized appreciation/depreciation on investments 123,584,564 (265,407,947)
Change in net assets resulting from operations 139,199,852 (358,081,329)
Distributions to Shareholders:
Distributions (49,043,492) (34,867,754)
Change in net assets resulting from distributions to shareholders (49,043,492) (34,867,754)
Capital Transactions:
Proceeds from shares issued 987,667,727 6,443,530
Proceeds from shares issued in merger 10,164,890 —
Proceeds from dividends reinvested 49,043,492 34,867,754
Value of shares redeemed (197,773,071) (250,225,785)
Change in net assets resulting from capital transactions 849,103,038 (208,914,501)
Change in net assets 939,259,398 (601,863,584)
Net Assets:
Beginning of period 2,087,868,972 2,689,732,556
End of period $ 3,027,128,370 $ 2,087,868,972
Share Transactions:
Shares issued 102,500,039 632,822
Shares issued in merger 1,056,536 —
Dividends reinvested 5,395,324 3,733,164
Shares redeemed (20,936,967) (24,963,335)
Change in shares 88,014,932 (20,597,349)
Amounts shown as “—” are either $0 or round to less than $1.

AZL Enhanced Bond Index Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)
32
See accompanying notes to the financial statements.
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Year Ended
December 31,
2020
Year Ended
December 31,
2019
Net Asset Value, Beginning of Period
$9.48 $11.17 $11.78 $11.21 $10.59
Investment Activities:
Net Investment Income/(Loss)(a) 0.38  0.20  0.09  0.17  0.25
Net Realized and Unrealized Gains/(Losses) on Investments 0.12  (1.73) (0.32) 0.67  0.64
Total from Investment Activities 0.50  (1.53) (0.23) 0.84  0.89
Distributions to Shareholders From:
Net Investment Income (0.16) (0.15) (0.09) (0.27) (0.27)
Net Realized Gains —  (0.01) (0.29) —  —
Total Dividends (0.16) (0.16) (0.38) (0.27) (0.27)
Net Asset Value, End of Period
$9.82 $9.48 $11.17 $11.78 $11.21
Total Return (b)
5.39% (13.68)% (1.94)% 7.53% 8.38%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $3,027,128 $2,087,869 $2,689,733 $2,081,430 $2,239,557
Net Investment Income/(Loss) 3.93% 2.03% 0.80% 1.45% 2.28%
Expenses Before Reductions(c) 0.65% 0.64% 0.66% 0.66% 0.65%
Expenses Net of Reductions 0.65% 0.64% 0.66% 0.66% 0.65%
Portfolio Turnover Rate 105% 133% 137% 140% 119%
(a) Calculated using the average shares method.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges.  If these charges were included, the returns would have been lower.
(c) Excludes fee reductions.  If such fee reductions had not occurred, the ratios would have been as indicated.

AZL Enhanced Bond Index Fund
Notes to the Financial Statements
December 31, 2023
33
1. Organization
The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services— Investment
Companies.” The Trust consists of 16 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Enhanced Bond
Index Fund (the “Fund”), and 15 are presented in separate reports. The Fund is a diversified series of the Trust.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance
Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
2.  Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-
dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Real Estate Investment Trusts
The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.
Foreign Currency Translation and Withholding Taxes
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.
Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.
Securities Purchased on a When-Issued Basis
The Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve risk that the yield obtained in the transaction will be less than that available in the market when the delivery takes place. The Fund will not pay for such securities or start earning interest on them until they are received. When the Fund agrees to purchase securities on a when-issued basis, the Fund will segregate or designate cash or liquid assets equal to the amount of the commitment. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. The Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.
Short Sales
The Fund may engage in short sales against the box (i.e., where the Fund owns or has an unconditional right to acquire at no additional cost a security substantially similar to the security sold short) for hedging purposes to limit exposure to a possible market decline in the value of its portfolio securities. In a short sale, the Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Fund may also incur an interest expense if a security that has been sold short has an interest

AZL Enhanced Bond Index Fund
Notes to the Financial Statements
December 31, 2023
34
payment. When the Fund engages in a short sale, the Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.
Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz
Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the
“Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Securities Lending
To generate additional income, the Fund may lend up to 33 1⁄3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash,
U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities).
The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The
Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned.
There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at December 31, 2023 are presented on the Fund’s Schedule of Portfolio Investments.
Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent
9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $6,897 during the year ended December 31, 2023. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $3,497,649 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of December 31, 2023. At December 31, 2023, there were no master netting provisions in the securities lending agreement.
TBA Purchase and Sales Commitments
The Fund may enter into to-be-announced (TBA) purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted
“good delivery” standards. The Fund may enter into TBA purchase transactions with the intention of taking possession of the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBAs to gain interim exposure to underlying securities. Until settlement, the Fund maintains liquid assets sufficient to settle its TBA commitments.
To mitigate counterparty risk, the Fund has entered into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any time, the Fund’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated TBAs in excess of unrealized loss on depreciated TBAs and collateral held, if any, by such counterparty. As of December 31, 2023, no collateral had been posted by the Fund to counterparties for TBAs.

AZL Enhanced Bond Index Fund
Notes to the Financial Statements
December 31, 2023
35
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the year ended December 31, 2023, the Fund did not engage in any Rule 17a-7 transactions.
Derivative Instruments
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the
Fund, including the primary underlying risk exposures related to each instrument type.
Forward Currency Contracts
During the year ended December 31, 2023, the Fund entered into forward currency contracts in connections with planned purchases or sales of securities or to hedge the U.S.
dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. For the year ended December 31, 2023, the monthly average notional amount for long contracts was $2.4 million and the monthly average notional amount for short contracts was $30.9 million. Realized gains and losses are reported as “Net realized gains/(losses) on forward currency contracts” on the Statement of Operations.
Futures Contracts
During the year ended December 31, 2023, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the year ended December
31, 2023, the monthly average notional amount for long contracts was $396.5 million, and the monthly average notional amount for short contracts was $127.3 million. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.
Swap Agreements
The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). The Fund may enter into swap agreements to manage its exposure to market, interest rate, foreign currencies and credit risk. The value of swap agreements are equal to the
Fund’s obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements. In connection with these arrangements, securities may be identified as collateral in accordance with the terms of the swap agreements to provide assets of value and recourse in the event of default or bankruptcy by the counterparty.
Swaps are marked to market daily pursuant to valuation procedures approved by the Trustees and the change in value, if any, is recorded as unrealized gain or loss. For OTC swaps, payments received or made at the beginning of the measurement period are recorded as realized gain or loss upon termination or maturity of the OTC swap. A liquidation payment received or made at the termination of the OTC swap is recorded as a realized gain or loss. Net periodic payments received or paid by the Fund are included as part of realized gains
(losses). Upon entering a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or assets determined to be liquid (the amount is subject to the clearing organization that clears the trade). Daily changes in valuation of centrally cleared swaps, if any, are reported as “Payable/Receivable for variation margin on centrally cleared swap agreements” on the Statement of Assets and Liabilities.
Swap agreements involve, to varying degrees, elements of market risk and exposure to loss. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying instruments and the inability of counterparties or clearing house to perform. The counterparty risk for centrally cleared swap agreements is generally lower than for OTC swap agreements because generally a clearing organization becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to a clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members will satisfy its obligations to the Fund.
The notional amounts reflect the extent of the total investment exposure the Fund has under the swap agreement. The Fund bears the risk of loss of the amount expected to be received under a swap agreement (i.e., any unrealized appreciation) in the event of the default or bankruptcy of the swap agreement counterparty. The notional amount and related unrealized appreciation (depreciation) of each swap agreement at period end is disclosed in the swap tables in the Schedule of Portfolio Investments. The Fund is a party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, such as OTC swap contracts,

AZL Enhanced Bond Index Fund
Notes to the Financial Statements
December 31, 2023
36
entered into by the Fund, and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding OTC swap transactions under the applicable ISDA Master Agreement.
Credit default swap agreements may have as reference obligations one or more securities that are not currently held by the Fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront, periodic, or daily stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A
Fund may be either the buyer or seller in the transaction. If the Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.
Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront, periodic, or daily payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. The Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owed to the Fund). In connection with credit default swaps in which a Fund is the buyer, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into certain offsetting positions, with a value at least equal to the Fund’s exposure (any accrued but unpaid net amounts owed by the Fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a Fund is the seller, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Fund). Such segregation or “earmarking” will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the Fund’s portfolio. Such segregation or “earmarking” will not limit the Fund’s exposure to loss.
During the year ended December 31, 2023, the Fund entered into centrally cleared credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk). The monthly average gross notional amount for credit default swaps was $0.5 million for the year ended December 31, 2023.
Summary of Derivative Instruments
The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of December 31, 2023:
The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the year ended December 31, 2023:
The Fund is generally subject to master netting agreements that allow for amounts owed between the Fund and the counterparty to be netted. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements do not apply to amounts owed to/from different counterparties.
The amounts shown in the Statement of Assets and Liabilities do not take into consideration the effects of legally enforceable master netting agreements. The table below presents the gross and net amounts of these assets and liabilities with any offsets to reflect the Fund’s ability to transact net amounts in accordance with the master netting agreements
Asset Derivatives Liability Derivatives
Primary Risk Exposure
Statement of Assets
and Liabilities Location Total Value
Statement of Assets
and Liabilities Location Total Value
Interest Rate Risk
– 3,044,527
–
– (2,836,649)
Futures Contracts Receivable for variation margin on futures contracts* $3,044,527 Payable for variation margin on futures contracts* $ 2,836,649
Foreign Exchange Risk
– –
–
– (273,281)
Forward Currency Contracts Unrealized appreciation on forward currency contracts  — Unrealized depreciation on forward currency contracts 273,281
* For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day's variation margin, if any, is reported within the Statement of Assets and Liabilities as Variation margin on futures contracts.
Primary Risk Exposure
Location of Gains/(Losses)
on Derivatives
Recognized
Realized Gains/(Losses)
on Derivatives
Recognized
Change in Net Unrealized
Appreciation/Depreciation
on Derivatives Recognized
Credit Risk
Centrally Cleared Credit Default
Swap Agreements
Net realized gains/(losses) on swap agreements/ Change in net unrealized appreciation/
depreciation on swap agreements
$(23,968) $—
Interest Rate Risk
2,245,129 1,059,701
Futures Contracts Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/
depreciation on futures contracts
(2,245,129) (1,059,701)
Foreign Exchange Risk
– (63,289) 51,515
Forward Currency Contracts Net realized gains/(losses) on forward currency contracts/ Change in net unrealized appreciation/depreciation on forward currency contracts
63,289 (51,515)

AZL Enhanced Bond Index Fund
Notes to the Financial Statements
December 31, 2023
37
at December 31, 2023. For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to master netting arrangements in the
Statement of Assets and Liabilities. This table also summarizes the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of December 31, 2023.
As of December 31, 2023, the Fund’s derivative assets and liabilities by type were as follows:
The following table presents the Fund’s derivative liabilities by counterparty net of amounts available for offset under MNA and net of the related collateral received by the Fund as of
December 31, 2023:
* The actual collateral received or pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock
Investment” or the “Subadviser”), BlackRock Investment provides investment advisory services for and makes investment decisions on behalf of the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Management fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2025.
For the year ended December 31, 2023, the annual rate due to the Manager and the annual expense limit were as follows:
* The annual rate due to the Subadviser from the Manager is 0.14% of the first $100 million of the Fund’s net assets, 0.09% of the next $200 million of the Fund’s net assets and
0.05% of the Fund’s net assets over $300 million.
Any amounts contractually waived or remitted to the Fund by the Manager with respect to the annual expense limit in a particular fiscal year may be reimbursed by the Fund to the
Manager, provided that such reimbursement will not cause the Fund to exceed the lesser of any applicable expense limit in effect (i) at the time of the original waiver or payment and (ii) at the time of such reimbursement, as supported by standard accounting practices. Such reimbursement only applies to amounts waived or paid by the Manager within the three years prior to the date of such reimbursement, calculated monthly from when the waiver or payment was recorded. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At December 31, 2023, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations, as applicable. During the year ended
December 31, 2023, there were no such waivers.
Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and
compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of combined average daily net assets of the Funds on the first $4 billion, 0.04% of combined average daily net assets of the Funds on the next
$2 billion, 0.02% of combined average daily net assets of the Funds on the next $2 billion and 0.01% of combined average daily net assets of the Funds over $8 billion. The overall
Assets Liabilities
Derivative Financial Instruments:
Forward Currency Contracts $— $273,281
Futures Contracts — 308,879
Total derivative assets and liabilities in the Statement of Assets and Liabilities $ — $ 582 , 160
Derivatives not subject to a master netting agreement or similar agreement ("MNA") — (3 08,879 )
Total derivative assets and liabilities subject to a MNA $— $273,281
Counterparty
Derivative Liabilities Subject
to a MNA by Counterparty
Derivatives Available for
Offset
Non-Cash Collateral
Pledged* Cash Collateral Pledged*
Net Amount of
Derivative Liabilities
UBS Warburg $273,281 $— $— $— $273,281
Total $273,281 $— $— $— $273,281
Annual Rate* Annual Expense Limit
AZL Enhanced Bond Index Fund 0.35% 0.70%

AZL Enhanced Bond Index Fund
Notes to the Financial Statements
December 31, 2023
38
Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any
Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY
Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the
Fund’s average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Security prices are determined pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange
(“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used. Securities listed on
NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level
1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy. Futures contracts are valued at the settlement prices established each day on the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.
Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source in accordance with valuation procedures approved by the Board. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.
Forward currency contracts are generally valued at the forward foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.
Other assets and securities for which market quotations have become unreliable or are not readily available as defined in Rule 2a-5 under the 1940 Act are valued in accordance with valuation procedures approved by the Board. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as
Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.
In accordance with valuation procedures approved by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. These procedures include the Fund’s use of a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.
The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.
The following is a summary of the valuation inputs used as of December 31, 2023 in valuing the Fund’s investments based upon the three levels defined above:
Investment Securities: Level 1 Level 2 Level 3 Total
Asset Backed Securities $ — $ 220,248,313 $ — $ 220,248,313
Collateralized Mortgage Obligations — 208,498,273 — 208,498,273

AZL Enhanced Bond Index Fund
Notes to the Financial Statements
December 31, 2023
39
5. Security Purchases and Sales
For the year ended December 31, 2023 cost of purchases and proceeds from sales of securities (excluding fund merger transactions and securities maturing less than one year from acquisition) were as follows:
For the year ended December 31, 2023 purchases and sales of long-term U.S. government securities were as follows:
6. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.
Foreign Securities Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell the securities of such companies.
Interest Rate Risk: Debt securities held by the Fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.
Market Risk : The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to a particular company, such as real or perceived adverse economic conditions, inflation, recessions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.
Mortgage-Related and Other Asset-Backed Securities Risk: The Fund may invest in a variety of mortgage-related and other asset-backed securities, which are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, investments in mortgage-related securities may cause the Fund to exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to call risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. If the Fund purchases mortgage-backed or asset-backed
Investment Securities: Level 1 Level 2 Level 3 Total
Corporate Bonds
+
$ — $ 725,834,413 $ — $ 725,834,413
Foreign Bonds
+
— 22,234,527 — 22,234,527
Yankee Debt Obligations
+
— 72,662,631 — 72,662,631
Municipal Bonds — 10,883,584 — 10,883,584
U.S. Government Agency Mortgages — 1,002,906,776 — 1,002,906,776
U.S. Treasury Obligations — 803,442,713 — 803,442,713
Affiliated Investment Company 3,497,649 — — 3,497,649
Unaffiliated Investment Company 73,488,634 — — 73,488,634
Total Investment Securities 76,986,283 3,066,711,230 — 3,143,697,513
Securities Sold Short — (59,016,032) — (59,016,032)
Other Financial Instruments:
*
Future 207,878 — — 207,878
Forward Currency Contracts — (273,281) — (273,281)
Total Investments $77,194,161 $3,007,421,917 $— $3,084,616,078
+
For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.
*
Other Financial Instruments would include any derivative instruments, such as futures contracts and forward currency contracts.  These investments are generally presented in the financial statements at variation margin for futures contracts or at unrealized gain or loss on forward currency contracts.
Purchases Sales
AZL Enhanced Bond Index Fund $3,682,784,580 $2,694,277,457
Purchases Sales
AZL Enhanced Bond Index Fund $1,902,818,034 $1,244,498,916

AZL Enhanced Bond Index Fund
Notes to the Financial Statements
December 31, 2023
40
securities that are subordinated to other interests in the same mortgage pool, the Fund may receive payments only after the pool’s obligations to other investors have been satisfied.
An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. An unexpectedly high or low rate of prepayments on a pool’s underlying mortgages may have a similar effect on subordinated securities. A mortgage pool may issue securities subject to various levels of subordination. The risk of non-
payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.
Short Sale Risk: The Fund may engage in short sales, which are transactions in which the Fund sells securities borrowed from others with the expectation that the price of the security will fall before the Fund must purchase the security to return it to the lender. The Fund may make short sales of securities, either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that the Fund does not own declines in value. Because making short sales in securities that it does not own exposes the
Fund to the risks associated with those securities, such short sales involve speculative exposure risk. The Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the security sold short. The Fund will realize a gain if the security declines in price between those dates. As a result, if the Fund makes short sales in securities that increase in value, it will likely underperform similar funds that do not make short sales in securities they do not own. There can be no assurance that the Fund will be able to close out a short sale position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold. The Fund may also pay transaction costs and borrowing fees in connection with short sales.
7. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2023 is $3,208,007,937. The gross unrealized appreciation/
(depreciation) on a tax basis is as follows:
As of the end of its tax year ended December 31, 2023, the Fund had capital loss carry forwards (“CLCFs”) as summarized in the table below. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset.
CLCFs not subject to expiration:
The tax character of dividends paid to shareholders during the year ended December 31, 2023, was as follows:
Unrealized appreciation $31,936,919
Unrealized (depreciation) (155,263,375)
Net unrealized appreciation/(depreciation) $(123,326,456)
Short-Term
Amount
Long-Term
Amount Total
AZL Enhanced Bond Index Fund $75,955,140 $156,877,267 $232,832,407
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL Enhanced Bond Index Fund $49,043,492 $— $49,043,492
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

AZL Enhanced Bond Index Fund
Notes to the Financial Statements
December 31, 2023
41
The tax character of dividends paid to shareholders during the year ended December 31, 2022 was as follows:
At December 31, 2023, the components of accumulated earnings on a tax basis were as follows:
8. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the
1940 Act. As of December 31, 2023 the Fund had no shareholder accounts which are affiliated with the Manager representing ownership in excess of 25% of the Fund.
9. Acquisition of Funds
Effective as of the close of business March 10, 2023, the Fund acquired all the assets and liabilities of the AZL DFA Five-Year Global Fixed Income Fund (“AZL DFA Five-Year Fund”), an
open-end management investment company, pursuant to a plan of reorganization approved by the Board on December 13, 2022 (the “Plan”). The acquisition was accomplished by a taxable exchange of 1,217,405 shares of the AZL DFA Five-Year Fund outstanding as of close of business March 10, 2023, valued at $10,164,890 for 1,056,536 shares of the Fund.
At the close of business March 10, 2023, the AZL DFA Five-Year Fund’s investment holdings had a fair value of $9,967,081 and identified cost of $9,967,081. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value, including the cost basis of investments received. All fees and expenses incurred by the AZL DFA
Five-Year Fund and the Fund directly in connection with the Plan were borne by the Manager. There are no material differences in accounting policies of the AZL DFA Five-Year Fund as compared to those of the Fund.
Assuming the acquisition had been completed on January 1, 2023, the beginning of the annual reporting period of the Fund, the Fund’s pro forma results of operations for the year ended December 31, 2023, are as follows:
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the AZL DFA Five-Year Fund that have been included in the Fund’s Statement of Operations subsequent to March 10, 2023. The Fund did not purchase or sell securities following the acquisition for purposes of realigning its investment portfolio. Accordingly, the acquisition of the AZL DFA Five-Year Fund did not affect the Fund’s portfolio turnover ratio for the year ended December 31, 2023.
10. Recent Regulatory Pronouncements
Effective January 24, 2023, the SEC adopted rule and form amendments that require open-end management investment companies to transmit concise and visually engaging annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a tailored shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24,
2024. Accordingly, the rule and form amendments will not impact the Fund until the 2024 semi-annual shareholder report and will have no effect on the Fund’s accounting policies or financial statements.
11. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL Enhanced Bond Index Fund $33,654,146 $1,213,608 $34,867,754
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
Depreciation(a)
Total
Accumulated
Earnings/ (Deficit)
AZL Enhanced Bond Index Fund $108,645,311 $— $(232,832,407) $(123,590,930) $(247,778,026)
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales, foreign currency gains or losses, straddles and other miscellaneous differences.
Net investment income/(loss) $112,350,522
Net realized/unrealized gains/(losses) 28,448,575
Change in net assets resulting from operations $140,799,097

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
42
To the Board of Trustees of Allianz Variable Insurance Products Trust and Shareholders of
AZL Enhanced Bond Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of AZL Enhanced Bond Index Fund (one of the funds constituting
Allianz Variable Insurance Products Trust, referred to hereafter as the "Fund") as of December 31, 2023, the related statement of operations for the year ended December 31, 2023, the statements of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2023 and the financial highlights for each of the five years in the period ended December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
New York, New York
February 22, 2024
We have served as the auditor of one or more investment companies in the Allianz Variable Insurance Products complex since 2018.

43
Other Federal Income Tax Information (Unaudited)
For the year ended December 31, 2023, 0.00% of the total ordinary income dividends paid by the Fund qualify for the corporate dividends received deductions available to corporate shareholders.

44
Other Information (Unaudited)
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov .
The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov, or may be obtained by calling 800-624-0197.

45
Approval of Investment Advisory and Subadvisory Agreements (Unaudited)
Subject to the general supervision of the Board of Trustees (the “Board”) and in accordance with the investment objectives and restrictions of each separate series (together, the
“Funds”) of the Allianz Variable Insurance Products Trust (the “Trust”), investment advisory services are provided to the Funds by Allianz Investment Management LLC (the “Manager”).
As used in this section, “Fund” refers to any of the Funds other than the AZL Moderate Index Strategy Fund. The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board, is responsible for the management of each Fund. For management services, each Fund pays the Manager an investment advisory fee based upon the Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing the Fund if and when total Fund operating expenses exceed certain amounts until at least April 30, 2025 (the “Expense Limitation Agreement”).
Each Fund is a manager-of-managers fund. That means that the Manager is responsible for monitoring the various Subadvisers that have day-to-day responsibility for the investment decisions made for each Fund. The Manager also is responsible for determining, in the first instance, which investment advisers to consider recommending for selection as a
Subadviser.
In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America (“Allianz Life”) and its subsidiary, Allianz Life Insurance Company of New York (“Allianz of New York”). Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products, and not in the retail fund market.
The Manager has adopted policies and procedures to assist it in the process of analyzing each potential Subadviser with expertise in particular asset classes for purposes of making the recommendation that a specific investment adviser be selected. The Board reviews and considers the information provided by the Manager in deciding which investment advisers to select as a Subadviser. After an investment adviser becomes a Subadviser, a similarly rigorous process is instituted by the Manager to monitor the investment performance and other responsibilities of the Subadviser. The Manager reports to the Board on its analysis at the regular meetings of the Board, which are held at least quarterly. Where warranted, the Manager will add or remove a particular Subadviser from a “watch” list that it maintains. Watch list criteria include, for example: (a) Fund performance over various time periods;
(b) Fund risk issues, such as changes in key personnel involved with Fund management, changes in investment philosophy or process, or “capacity” concerns; and (c) organizational risk issues, such as regulatory, compliance or legal concerns, or changes in the ownership of the Subadviser. The Manager may place a Fund on the watch list for other reasons, and if so, will explain its rationale to the Board. Funds which are on the watch list are subject to additional scrutiny by the Manager and the Board. Funds may be removed from such watch list, if for example, performance improves or regulatory matters are satisfactorily resolved. However, in some situations where Funds have been on the watch list, the Manager has recommended the retention of a new Subadviser, and the Board has subsequently considered and approved retention of the new Subadviser.
As required by the Investment Company Act of 1940 (the “1940 Act”), the Board has reviewed and approved the Management Agreement with the Manager and the portfolio management agreements (the “Subadvisory Agreements”; and together with the Management Agreement, the “Advisory Contracts”) with the Subadvisers. The Board’s decision to approve these contracts reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of these contracts, the Board considered many factors, among the most material of which are: the Fund’s investment objectives and long-term performance; the Manager’s and Subadvisers’
(collectively, the “Advisory Organizations”) management philosophy, personnel, processes and investment performance, including their compliance history and the adequacy of their compliance processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.
The Board also considered the compensation and benefits received by the Advisory Organizations. This includes fees received for services provided to the Fund by affiliated persons of the Advisory Organizations and research services received by the Advisory Organizations from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Services Agreement and a Compliance Services Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance
Officer; and (2) Allianz Life Financial Services, LLC, an affiliated person of the Manager, is a registered securities broker-dealer and received (along with its affiliated persons) any payments made by the Funds pursuant to Rule 12b1.
The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature, extent and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; the profitability of acting as adviser to the fund; and the extent to which the independent Board members, who are not “interested persons” of a fund as defined by the 1940 Act (“Independent Trustees”), are fully informed about all facts bearing on the adviser’s services and fees. The
Board is aware of these factors and takes them into account in its review of the Advisory Contracts.
Each member of the Board considered and weighed these factors in light of his or her experience in governing the Trust and working with the Advisory Organizations on matters relating to the Funds. The Board is assisted in its deliberations by the advice of independent legal counsel to the Independent Trustees (“Independent Trustee Counsel”). In this regard, the Board requests and receives a significant amount of information about the Funds and the Advisory Organizations. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meetings at which the Board’s formal review of the Advisory Contracts occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of Advisory Contracts is informed by reports covering such matters as: an Advisory Organization’s investment philosophy, personnel, and processes; the Fund’s investment performance (in absolute terms as well as in relationship to its benchmark(s) and certain competitor or “peer group” funds), and comments on the reasons for performance; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to peer group and/or competing funds, with due regard for the Expense Limitation Agreement and additional voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities; the nature, extent and quality of the advisory and other services provided to the Fund by the Advisory Organizations and their affiliates; compliance and audit reports concerning the Funds and the companies that service them; and
relevant developments in the mutual fund industry and how the Funds and/or Advisory Organizations are responding to them.

46
The Board also receives financial information about the Advisory Organizations, including reports on the compensation and benefits the Advisory Organizations derive from their relationships with the Funds. These reports cover not only the fees under the Advisory Contracts, but also the fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or “fall-out” benefits an Advisory Organization may derive from its relationship with the Funds.
In assessing the Advisory Organizations’ performance of their obligations, the Board may also consider whether there has occurred a circumstance or event that would constitute a reason for it to not renew an Advisory Contract. In this regard, the Board is mindful of the potential disruption of a Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew a contract.
The Advisory Contracts were most recently considered at Board meetings held in the summer and fall of 2023. Information relevant to the approval of such Advisory Contracts was considered at Board meetings held June 13 and 20, 2023, and September 19, 2023, as well as in various other meetings preceding those meetings. Accordingly, the Advisory
Contracts were approved by the Board at an in-person meeting on September 19, 2023. At such meeting the Board also approved the Expense Limitation Agreement between the
Manager and the Trust for the period ending April 30, 2025. Additionally, at the meeting held September 19, 2023, the Board considered and approved a recommendation to reduce, through at least April 30, 2025, the management fee of the AZL MSCI Global Equity Index Fund.
In connection with such meetings, the Board requested and evaluated extensive materials from the Advisory Organizations, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third-party provider and other sources believed to be reliable by the Manager and the Trustees. Prior to voting, the Trustees reviewed the proposed approval of the Advisory Contracts with management and with Independent Trustee Counsel and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approval. The Independent Trustees also discussed the proposed approval in private sessions with Independent Trustee Counsel at which no representatives of the Manager or Subadvisers were present. In reaching their determinations relating to the approval of the Advisory Contracts, in respect of each Fund, each member of the Board considered all factors he or she believed relevant. The Board based its decision to approve the Advisory
Contracts on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to every Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.
Shareholder reports must include a discussion of certain factors relating to the selection of investment advisers and the approval of advisory fees. The “factors” enumerated by the
SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:
(1) The nature, extent and quality of services provided by the Manager and Subadvisers . The Trustees noted that the Manager, subject to the oversight of the Board, administers each Fund’s business and other affairs. Under the Management Agreement, the Manager holds the sole and exclusive responsibility to provide, or arrange for others to provide, the management of the Funds’ assets and the placement of orders for the purchase and sale of the securities of the Funds. As each Fund is a manager of managers fund, the Manager is authorized, under the Management Agreement, to retain one or more Subadvisers for each Fund to handle day-to-day management of the Funds’ investment portfolios; the Manager is responsible for determining, in the first instance, which investment advisers to recommend to the Board for selection as a Subadviser. The Board was aware that, notwithstanding the retention of the Subadvisers to handle day-to-day portfolio management, the Manager remains responsible for substantial other matters, including continuously monitoring compliance by each Subadviser with the investment policies and restrictions of the respective Funds, with such other limitations or directions of the Board, and with all legal requirements under federal or state law or regulation. The Manager also is responsible primarily to provide statistical information and other data to the Board regarding the Funds’ portfolio investments and to make available to the Funds’ administrator such information as is necessary for the conduct of its duties.
The Board also noted that the Manager provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any other service providers retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer and certain compliance staff, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.
The Board considered the scope and quality of services provided by the Manager and the Subadvisers and noted that the scope of the services provided has continued to expand as a result of regulatory and other developments. The Board noted that, for example, the Manager and Subadvisers are responsible for maintaining and monitoring their own compliance programs, and these compliance programs are continuously refined and enhanced in light of new regulatory requirements. The Board considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Board members concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Trust and to each of the Funds under the Advisory Contracts.
(2) The investment performance of the Funds, the Manager and the Subadvisers . In connection with every quarterly Board meeting, as well as the summer and fall 2023 contract review process, the Board receives extensive information on the performance results of each of the Funds. This includes performance information on the Funds for the previous quarter, and previous one-, three- and five-year periods, to the extent available. The performance information considered includes information on absolute total return, performance versus the appropriate benchmark(s), and performance versus peer groups as reported by Lipper. For example, in connection with the Board meetings held June 13 and 20, 2023, and
September 19, 2023, the Manager reported that for the one-year period ended December 31, 2022, six Funds were in the top 40%, five were in the middle 20%, and four were in the bottom 40% of their respective Lipper peer groups. For the three-year period ended December 31, 2022, nine Funds were in the top 40%, two were in the middle 20% and four were in the bottom 40% of their respective Lipper peer groups. For the five-year period ended December 31, 2022, seven Funds were in the top 40%, four were in the middle 20%, and four were in the bottom 40% of their respective Lipper peer groups. For Funds which are index funds, the Board each quarter also receives information on the extent, if any, to which such Funds deviate from their particular benchmark index (referred to as “index attribution”).
Two Funds, the AZL Russell 1000 Value Index Fund and the AZL Government Money Market Fund, were in the bottom 40% for all of the one-, three- and five-year periods. The
Board had previously met with the portfolio managers of the AZL Russell 1000 Value Index Fund in December 2021 and met with the portfolio managers of the AZL Government
Money Market Fund in June 2023 to receive and review enhanced reporting on each Fund’s current investment strategy, process and outlook. As a result of these discussions and other discussions with representatives of the Manager, the Board considered the reasons for the underperformance of these Funds, including the headwinds faced by their long-
term investment strategies. The Board understood that such underperformance was not a reflection of the nature, extent or quality of services being provided by the respective
Subadvisers. The Board considered that the AZL Russell 1000 Value Index Fund seeks to track its underlying index and does not take defensive positions under any market conditions, including in periods of market decline. The Board also considered the impact of low short-term interest rates on the performance of the AZL Government Money Market Fund during the periods measured.

47
The Board considered that the AZL Enhanced Bond Index Fund, which was in the bottom 40% of its Lipper peer group for the three- and five-year periods, had shown improved relative performance in more recent periods.
At the Board meeting held September 19, 2023, the Board also received updated performance information for the Funds, including updated Lipper peer group ranking information, for various periods ending June 30, 2023.
Thus, at the Board meeting held September 19, 2023, the Board determined that the overall investment performance of the Funds was acceptable.
(3) The costs of services to be provided and profits to be realized by the Manager and the Subadvisers and their affiliates from their relationship with the Funds . The Manager supplied information to the Board pertaining to the level of investment advisory fees to which the Funds are subject. The Manager has agreed to temporarily limit Fund expenses at certain levels, and information is provided to the Board setting forth “contractual” advisory fees and “actual” fees after taking expense limits and any temporary fee waivers into account.
The Board noted that the subadvisory fees are paid by the Manager to each Subadviser and are not additional fees borne by the Funds. Based upon the information provided, the
“actual” advisory fees payable by the Funds overall are generally comparable to the average level of fees paid by the Funds’ peer groups. For the 15 Funds reviewed by the Board in the summer and fall of 2023, 14 Funds paid “actual” advisory fees in a percentage amount within the 65 th
percentile or lower for each Fund’s applicable category. (A lower percentile reflects lower fund fees and is better for fund shareholders.) The Board recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.
Based upon the information provided, the management fee ranking in 2022 for the 15 Funds was as follows: (1) 14 of the Funds had management fee rankings at or below the 65th percentile (with 11 Funds at or below the 50th percentile); and (2) for the AZL MSCI Global Equity Index Fund, it was determined that there was poor peer group comparability due to there being only one other fund in the category. In addition, the Board also considered that the AZL Enhanced Bond Index Fund ranked at the 65th percentile in the bond index category, but that the Fund’s enhanced bond strategy lacks direct peers.
The Manager has also supplied information to the Board pertaining to total Fund expenses (which include advisory fees, the 25 basis point 12b1 fee paid by the Funds, and other Fund expenses). As noted above, the Manager has agreed to limit Fund expenses at certain levels.
The Manager has committed to providing the Funds with a high quality of service and working to reduce Fund expenses over time.
The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2020 through 2022. The Board recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Board considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Board focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Board recognized that the Manager should earn a reasonable level of profits for the services it provides to each Fund.
The Manager, on behalf of the Board, endeavored to obtain information on the profitability of each Subadviser in connection with its relationship with the Fund or Funds which it subadvised. The Manager was unable to obtain consistent profitability information from some of the Subadvisers that would allow the Board to determine the profits derived from the
Subadviser’s relationship to the Fund or Funds, rather than its overall level of profitability. In considering profitability information, the Board considered the possible effect of any fall-
out benefits to the Subadvisers and their affiliates. The Board considered the difficulty of allocating costs to multiple advisory accounts and products of a large advisory organization.
The Manager assured the Board that the Subadvisory Agreements with the Subadvisers, none of which are affiliated with the Manager, were negotiated on an “arm’s length” basis, which should not result in excessive profits for the Subadvisers.
(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale. The Board noted that the advisory fee schedules for the Funds (other than AZL FIAM Multi-Strategy Fund, AZL FIAM Total Bond Fund, and AZL MSCI Global Equity Index Fund) do not contain breakpoints that reduce the fee rate on assets above specified levels, although certain Subadvisory Agreements have such “breakpoints.” The Board recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. The Board found that there was no uniform methodology for establishing breakpoints that give effect to Fund-specific services provided by the Manager. The Board noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Board noted that the total assets in all of the Funds, as of June
30, 2023, were approximately $14.6 billion, and that no single Fund had assets in excess of approximately $3.0 billion.
The Board noted that the Manager has agreed to temporarily limit Fund expenses under the Expense Limitation Agreement, which has the effect of reducing expenses similar to implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of expense limits and/or advisory fee breakpoints as Fund assets change. The Board receives quarterly reports on the level of Fund assets. The Board expects to continue to consider: (a) the extent to which economies of scale have been realized, and (b) whether the advisory fee should be modified, either in connection with the next renewal of the Advisory Contracts or by modifying the Expense Limitation Agreement, to reflect such economies of scale, if any.
Having taken these factors into account, the Board concluded that the absence of breakpoints in the Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.
In conclusion, after full consideration of the above factors, as well as such other factors as each member of the Board considered instructive in evaluating the Advisory Contracts, the
Board concluded that the advisory fees were reasonable, and that the continuation of the Advisory Contracts was in the best interest of the Funds.

48
Information about the Board of Trustees and Officers (Unaudited)
The Trust is managed by the Trustees in accordance with the laws of the state of Delaware governing business trusts. In addition to serving on the Board of Trustees of the Trust, each Trustee serves on the Board of the Allianz Variable Insurance Products Fund of Funds Trust (“FOF Trust”) and the AIM ETF Products Trust (“ETF Trust”) (collectively, the Trust, the FOF Trust, and ETF Trust are the “AIM Complex”). There are currently six Trustees, one of whom is an “interested person” of the Trust within the meaning of that term under the
1940 Act. The Trustees and Officers of the Trust, their addresses, years of birth, their positions held with the Trust, their terms of office with the Trust and length of time served, their principal occupation(s) during the past five years, the number of portfolios in the Trust they oversee, and their other directorships held during the past five years are as follows:
Independent Trustees
(1)
Name, Address, and Birth Year
Positions
Held with
AIM
Complex
Term of
Office
(2)
/Length
of Time Served
Principal Occupation(s)
During Past 5 Years
Number of
Portfolios
Overseen
for the AIM
Complex
Other
Directorships
Held Outside of
the AIM
Complex
During Past
5 Years
Peggy L. Ettestad (1957)
5701 Golden Hills Drive
Minneapolis, MN 55416
Lead
Independent
Trustee
Since 10/14 (Trustee
since 2/07)
Managing Director, Red Canoe Management Consulting LLC, 2008 to
present
56 None
Tamara Lynn Fagely (1958)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 12/17 Retired; previously, Chief Operations Officer, Hartford Funds, 2012 to
2013
56 Diamond Hill Funds
(10 Funds)
Richard H. Forde (1953)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 12/17 Retired; previously, Member of the Board and Chairman of the Finance and Investment Committee, Connecticut Water Service, Inc., 2013 to
2019
56 Connecticut Water
Service, Inc.
Jack Gee (1959)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 01/22 Retired; previously, Managing Director, BlackRock, Inc., Treasurer and
Chief Financial Officer U.S. iShares, 2004 to 2019
56 TWC ETF Trust (3
Funds);
Esoterica Thematic
Trust (2019 - 2020)
Claire R. Leonardi (1955)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 02/04 Retired; previously, CEO, Health eSense Inc. (a medical device company),
2015 to 2018, and Connecticut Innovations, Inc. (a venture capital firm),
2012 to 2015
56 None

49
Interested Trustee
(3)
(1) Each of the Independent Trustees is a member of the Audit and Operational Risk Oversight Committee.
(2) Indefinite.
(3) Is an “interested person,” as defined by the 1940 Act, due to employment by Allianz Life and the Manager.
Officers
(1) Indefinite.
(2) The Manager and the Trust are parties to a Compliance Services Agreement under which the Manager provides an employee of the Manager or one of its affiliates to act as the
Trust’s Chief Compliance Officer.
The Fund’s Statement of Additional Information (“SAI”) contains additional information about the Trust’s Trustees and Officers. The SAI is available without charge, upon request, by calling toll-free 800-624-0197 or at https://www.allianzlife.com.
Name, Address, and Birth Year
Positions
Held with
AIM
Complex
Term of
Office
(2)
/Length
of Time Served
Principal Occupation(s)
During Past 5 Years
Number of
Portfolios
Overseen
for the AIM
Complex
Other
Directorships
Held Outside of
the AIM
Complex
During Past
5 Years
Brian Muench (1970)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 06/11 President, Allianz Investment Management LLC, 2010 to present; Vice
President, Allianz Life, 2011 to present
56 None
Name, Address, and Birth Year
Positions Held with AIM
Complex
Term of Office
(1)
/
Length of Time
Served Principal Occupation(s) During Past 5 Years
Brian Muench (1970)
5701 Golden Hills Drive
Minneapolis, MN 55416
President Since 11/10 President, Allianz Investment Management LLC, 2010 to present; Vice President,
Allianz Life, 2011 to present
Amanda Farren (1978)
5701 Golden Hills Drive
Minneapolis, MN 55416
Secretary Since 02/24 Chief Legal Officer, Allianz Investment Management LLC; Senior Counsel, Allianz
Life, January 2024 to present; Senior Vice President and Director, The Bank of
New York Mellon, 2023; Vice President and Director, The Bank of New York
Mellon, 2015 -2023
Bashir C. Asad (1963)
Citi Fund Services Ohio, Inc.
4400 Easton Commons, Suite 200
Columbus, OH 43219
Treasurer, Principal Accounting
Officer and Principal Financial Officer
Since 06/16 Senior Vice President, Citi Fund Services Ohio, Inc., 2011 to present
Chris R. Pheiffer (1968)
5701 Golden Hills Drive
Minneapolis, MN 55416
Chief Compliance Officer
(2)
and
Anti-Money Laundering Compliance
Officer
Since 02/14 Chief Compliance Officer of the Trust and the FOF Trust, 2014 to present, and the
ETF Trust, 2020 to present
Michael Tanski (1970)
5701 Golden Hills Drive
Minneapolis, MN 55416
Vice President Since 04/09 Assistant Vice President, Allianz Investment Management LLC, 2013 to present
Laura Quade (1969)
5701 Golden Hills Drive
Minneapolis, MN 55416
Vice President Since 08/23 Vice President, Allianz Investment Management LLC, 2023 to present, previously
Director at Wealth Enhancement Group, November 2019 to November 2022; Vice
President, Head of Operations at Hartford Funds 2014 to 2019

ANNRPT1223 02/24
The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® Fidelity Institutional Asset Management
Multi-Strategy Fund
Annual Report
December 31, 2023

AZL® Fidelity Instiutional Asset Management Multi-Strategy Fund
Management Discussion and Analysis

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Report of Independent Registered Public Accounting Firm

Other Federal Income Tax Information

Other Information

Approval of Investment Advisory and Subadvisory Agreements

Information about the Board of Trustees and Officers

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

1
AZL® Fidelity Instiutional Asset Management Multi-Strategy Fund Review (Unaudited)
Allianz Investment Management LLC
serves as the Manager for the AZL
®
Fidelity
Institutional Asset Management Multi-
Strategy Fund and FIAM LLC serves as
Subadviser to the Fund.
What factors affected the Fund’s performance
during the year ended December 31, 2023?*
For the year ended December 31, 2023, the AZL® Fidelity
Institutional Asset Management® Multi-Strategy Fund (Class
2 Shares) (the "Fund") returned 13.87%. That compared to a
26.29%, 5.53% and a 13.56% total return for its benchmarks,
the S&P 500 Index, the Bloomberg U.S. Aggregate Bond Index,
and the Income and Growth Composite Index, respectively.
1
The Fund’s investments are managed by its subadviser, FIAM
LLC. Approximately 60% of the Fund’s underlying assets are
invested primarily in investment-grade fixed income securities, and approximately 40% of the Fund’s underlying assets are
invested primarily in large-cap common stocks.
Stocks rebounded from a challenging 2022 as easing inflationary pressures and labor market strength, among other factors,
boosted investor sentiment. Equity markets began to price in an end to the interest rate hiking cycle, benefitting growth stocks in particular. Enthusiasm about artificial intelligence buoyed returns for a handful of high-growth, technology-oriented, mega-
cap companies. The communication services and consumer
discretionary sectors also contributed to the Fund’s absolute performance.
The U.S. bond market also posted positive returns for the
year. Yields during the first several months of the year neared two-decade highs, as interest rates rose through the spring and summer. However, in November, yields dropped sharply, and
bonds staged a rally in the final two months of the year.
The Fund narrowly outperformed its composite benchmark
during the year, and the Fund's equity component outperformed its equity benchmark, the S&P 500 Index. Stock selection
based on quality measures, especially those focused on
profitability, contributed to relative returns, as did stock selection within communication services and information
technology. An underweight position to underperforming utilities and an overweight to an outperforming industrials sector also contributed to relative results.
The Fund’s fixed income component outperformed its
benchmark, the Bloomberg U.S. Aggregate Bond Index. The
component’s relative performance was helped by its holdings
of high-yield corporate bonds and an overweight position in
investment-grade corporate bonds, which benefited from
improved valuations amid a broad rally in risk assets. The Fund’s holdings of asset-backed securities, as well as an underweight position in agency mortgage-backed securities, also contributed to relative returns.
The Fund held futures to equitize its cash positions during the year. Exposure to this form of derivative did not materially impact the Fund's performance.
Past performance does not guarantee future results.
* The Fund’s portfolio composition is subject to change. There is no guarantee that any sectors mentioned will continue to
perform as described or that securities in such sectors will be held by the Fund in the future. The information contained in this commentary is for informational purposes only and should not be construed as a recommendation to purchase or sell
securities in the sector mentioned. The Fund’s holdings and
weightings are as of December 31, 2023.
1
For a complete description of the Fund’s performance
benchmarks please refer to page 2 of this report.

2
AZL® Fidelity Instiutional Asset Management Multi-Strategy Fund Review (Unaudited)
Fund Objective
The Fund’s investment objective is to seek a
high level of current income while maintaining
prospects for capital appreciation. This objective
may be changed by the Trustees of the Fund
without shareholder approval. The Fund seeks to
achieve its objective by investing in a combination
of subportfolios or strategies.
Investment Concerns
Equity securities (stocks) are more volatile and
carry more risk than other forms of investments,
including investments in high-grade fixed income
securities. The net asset value per share of this
Fund will fluctuate as the value of the securities in
the portfolio changes.
Emerging market investing may be subject to
additional economic, political, liquidity, and
currency risks not associated with more developed
countries.
International investing may involve risk of capital
loss from unfavorable fluctuations in currency
values, from differences in generally accepted
accounting principles or from economic or political
instability in other nations.
Bonds offer a relatively stable level of income,
although bond prices will fluctuate, providing the
potential for principal gain or loss. Intermediate-
term, higher-quality bonds generally offer less risk
than longer-term bonds and a lower rate of return.
Mortgage-backed investments involve risk of loss
due to prepayments and, like any bond, due to
default. Because of the sensitivity of mortgage-
related securities to changes in interest rates, the
Fund’s performance may be more volatile than if it
did not hold these securities.
The performance of investments in real estate
depends on the overall strength of the real
estate market, the management of real estate
investments trusts (REITs), real estate operating
companies (REOCs), and foreign real estate
companies, and property management, all of
which can be affected by a variety of factors,
including national and regional economic
conditions.
High-yield bonds have a higher risk of default or
other adverse credit events, but have the potential
to pay higher earnings over investment-grade
bonds. The higher risk of default, or the inability
of the creditor to repay its debt, is the primary
reason for the higher interest rates on high-yield
bonds.
Debt securities held by the Fund may decline in
value due to rising interest rates.
Quantitative investing involves risk that the values
of securities selected in the quantitative analysis
can react differently than the market or securities
selected using fundamental analysis.
Investing in derivative instruments involves risks
that may be different from or greater than the risk
associated with investing directly in securities or
other traditional instruments.
For a complete description of these and other risks
associated with investing in the Fund, please refer
to the Fund’s prospectus.
Growth of $10,000 Investment
The chart above represents a comparison of a hypothetical investment in the Fund versus a similar investment in the Fund’s benchmarks and represents the reinvestment of dividends and capital gains in the Fund.
Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.Allianzlife.com.
The above expense ratios are based on the current Fund prospectus dated May 1, 2023. The Manager and the Fund have entered into a written agreement limiting operating expenses, excluding certain expenses (such as interest expense and acquired fund fees and expenses), to 0.46% for Class 1 Shares and 0.71% for Class 2 Shares through April 30, 2025.
Additional information pertaining to the December 31, 2023 expense ratios can be found in the Financial Highlights.
The total return of the Fund does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Such charges, fees and tax payments would reduce the performance quoted.
The Fund’s performance is measured against the Standard and Poor’s 500 Index (“S&P 500®”), the Bloomberg U.S. Aggregate Bond Index and
the Income & Growth Composite Index (“Composite”). The S&P 500® is representative of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole. The Bloomberg U.S. Aggregate Bond Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-
backed securities, with maturities of at least one year. The Composite is a blended index comprised of (40%) S&P 500® and (60%) Bloomberg U.S.
Aggregate Bond Index. These indexes are unmanaged and do not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index.
Average Annual Total Returns as of December 31, 2023
Inception
Date
1
Year
3
Year
5
Year
10
Year
Since
Inception
  AZL
®
Fidelity Institutional Asset Management Multi-
Strategy Fund, Class 1
6/21/2021
14.24% –% –% –% 1.44%
  AZL
®
Fidelity Institutional Asset Management Multi-
Strategy Fund, Class 2
10/23/2009
13.87% 2.80% 7.65% 4.93% 6.45%
  Bloomberg U.S. Aggregate Bond Index
10/23/2009
5.53% (3.31)% 1.10% 1.81% 2.43%
  Income & Growth Composite Index
10/23/2009
13.56% 2.03% 7.16% 6.08% 6.96%
  S&P 500 Index
10/23/2009
26.29% 10.00% 15.69% 12.03% 13.22%
Expense Ratio Gross
  AZL
®
Fidelity Institutional Asset Management Multi-Strategy Fund, Class 1 0.47%
  AZL
®
Fidelity Institutional Asset Management Multi-Strategy Fund, Class 2 0.72%

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
3
Expense Examples
(Unaudited)
As a shareholder of the AZL Fidelity Institutional Asset Management Multi-Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.
The
Actual Expense
table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The
Hypothetical Expense
table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Beginning
Account Value
7/1/23
Ending
Account Value
12/31/23
Expenses Paid
During Period
7/1/23 - 12/31/23*
Annualized Expense
Ratio During Period
7/1/23 - 12/31/23
AZL Fidelity Institutional Asset Management Multi-Strategy Fund, Class 1 $1,000.00 $1,058.40 $2.39 0.46%
AZL Fidelity Institutional Asset Management Multi-Strategy Fund, Class 2 $1,000.00 $1,056.80 $3.68 0.71%
Beginning
Account Value
7/1/23
Ending
Account Value
12/31/23
Expenses Paid
During Period
7/1/23 - 12/31/23*
Annualized Expense
Ratio During Period
7/1/23 - 12/31/23
AZL Fidelity Institutional Asset Management Multi-Strategy Fund, Class 1 $1,000.00 $1,022.89 $2.35 0.46%
AZL Fidelity Institutional Asset Management Multi-Strategy Fund, Class 2 $1,000.00 $1,021.63 $3.62 0.71%
* Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).
Portfolio Composition
(Unaudited)
Investments
Percent of Net
Assets
Common Stocks 41.5%
U.S. Treasury Obligations 19.1
Corporate Bonds 18.5
U.S. Government Agency Mortgages 12.9
Collateralized Mortgage Obligations 5.6
Yankee Debt Obligations 4.3
Unaffiliated Investment Companies 2.1
Asset Backed Securities 0.5
Bank Loans 0.2
Convertible Bonds —
†
Warrants —
†
Total Investment Securities 104.7
Net other assets (liabilities) (4.7)
Net Assets 100.0%
† Represents less than 0.05%.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
December 31, 2023
4
See accompanying notes to the financial statements.
Shares Value
Common Stocks (41.5%):
Aerospace & Defense (0.7%):
4,740 Boeing Co. (The)* $ 1,235,529
2,978 General Dynamics Corp. 773,297
10,629 Lockheed Martin Corp. 4,817,488
1,617 Northrop Grumman Corp. 756,982
44,443 Textron, Inc. 3,574,106
11,157,402
Automobiles (0.8%):
353,513 Ford Motor Co. 4,309,323
20,373 General Motors Co. 731,798
31,020 Tesla, Inc.* 7,707,850
12,748,971
Banks (1.2%):
219,328 Bank of America Corp. 7,384,774
3,829 East West Bancorp, Inc. 275,497
68,655 JPMorgan Chase & Co. 11,678,215
19,338,486
Beverages (0.6%):
118,443 Coca-Cola Co. (The) 6,979,846
21,701 Molson Coors Beverage Co., Class B 1,328,318
4,498 PepsiCo, Inc. 763,941
9,072,105
Biotechnology (1.5%):
41,335 AbbVie, Inc. 6,405,685
9,920 Amgen, Inc. 2,857,158
125,729 Exelixis , Inc.* 3,016,239
61,746 Gilead Sciences, Inc. 5,002,043
58,983 Incyte Corp.* 3,703,543
28,500 Sarepta Therapeutics, Inc.* 2,748,255
1,840 United Therapeutics Corp.* 404,598
24,137,521
Broadline Retail (1.4%):
144,100 Amazon.com, Inc.* 21,894,554
Capital Markets (0.7%):
8,797 CME Group, Inc. 1,852,648
12,438 Goldman Sachs Group, Inc. (The) 4,798,207
4,364 LPL Financial Holdings, Inc. 993,334
66,519 Nasdaq, Inc. 3,867,415
11,511,604
Chemicals (0.5%):
20,631 CF Industries Holdings, Inc. 1,640,164
3,471 Eastman Chemical Co. 311,765
19,132 Ecolab, Inc. 3,794,832
4,936 Linde plc 2,027,265
7,774,026
Commercial Services & Supplies (0.5%):
7,393 Cintas Corp. 4,455,466
24,175 Republic Services, Inc. 3,986,699
8,442,165
Communications Equipment (0.4%):
98,693 Cisco Systems, Inc. 4,985,970
Shares Value
Common Stocks, continued
Communications Equipment, continued
38,875 Juniper Networks, Inc. $ 1,146,035
6,132,005
Construction & Engineering (0.1%):
3,630 Valmont Industries, Inc. 847,641
Consumer Finance (0.5%):
27,290 American Express Co. 5,112,509
11,265 Capital One Financial Corp. 1,477,067
44,803 Synchrony Financial 1,711,026
8,300,602
Consumer Staples Distribution & Retail (0.8%):
6,670 Costco Wholesale Corp. 4,402,734
53,179 Sysco Corp. 3,888,980
31,489 Walmart, Inc. 4,964,241
13,255,955
Containers & Packaging (0.1%):
26,554 Sealed Air Corp. 969,752
Diversified Consumer Services (0.2%):
11,411 Duolingo , Inc.* 2,588,585
Diversified Telecommunication Services (0.5%):
324,334 AT&T, Inc. 5,442,325
72,780 Verizon Communications, Inc. 2,743,806
8,186,131
Electric Utilities (0.2%):
16,757 ALLETE, Inc. 1,024,858
24,315 NextEra Energy, Inc. 1,476,893
8,592 PG&E Corp.^ 154,914
2,656,665
Electrical Equipment (0.6%):
23,976 AMETEK, Inc. 3,953,403
1,736 Eaton Corp. plc 418,063
44,458 Emerson Electric Co. 4,327,097
4,883 EnerSys 492,988
9,191,551
Energy Equipment & Services (0.0%
†
):
475 Weatherford International plc* 46,469
Entertainment (0.6%):
28,833 Electronic Arts, Inc. 3,944,642
9,085 Netflix, Inc.* 4,423,305
9,001 Spotify Technology SA* 1,691,378
10,059,325
Financial Services (1.8%):
2,128 Apollo Global Management, Inc. 198,308
23,307 Berkshire Hathaway, Inc., Class B* 8,312,675
11,662 Block, Inc.* 902,056
21,663 Mastercard , Inc., Class A 9,239,486
63,932 MGIC Investment Corp. 1,233,248
72,502 PayPal Holdings, Inc.* 4,452,348

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
December 31, 2023
5
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Financial Services, continued
13,656 Visa, Inc., Class A $ 3,555,339
27,893,460
Food Products (0.3%):
106,697 Kraft Heinz Co. (The) 3,945,655
67 Seaboard Corp. 239,197
4,184,852
Gas Utilities (0.1%):
34,162 UGI Corp. 840,385
Ground Transportation (0.9%):
134,892 CSX Corp. 4,676,705
2,221 Old Dominion Freight Line, Inc. 900,238
54,161 Uber Technologies, Inc.* 3,334,693
24,642 Union Pacific Corp. 6,052,568
14,964,204
Health Care Equipment & Supplies (0.4%):
11,194 Hologic , Inc.* 799,811
2,191 IDEXX Laboratories, Inc.* 1,216,115
11,680 Lantheus Holdings, Inc.* 724,160
32,319 Zimmer Biomet Holdings, Inc. 3,933,222
6,673,308
Health Care Providers & Services (1.8%):
54,297 Centene Corp.* 4,029,380
2,354 Cigna Group (The) 704,905
66,572 CVS Health Corp. 5,256,525
784 DaVita, Inc.* 82,132
10,663 Elevance Health, Inc. 5,028,244
4,322 Humana, Inc. 1,978,655
203 McKesson Corp. 93,985
21,061 UnitedHealth Group, Inc. 11,087,985
28,261,811
Hotel & Resort REITs (0.2%):
25,356 Ryman Hospitality Properties, Inc. 2,790,681
Hotels, Restaurants & Leisure (0.9%):
17,073 Airbnb, Inc., Class A* 2,324,318
652 Booking Holdings, Inc.* 2,312,788
670 Chipotle Mexican Grill, Inc.* 1,532,263
16,058 Light & Wonder, Inc.* 1,318,523
18,736 McDonald's Corp. 5,555,411
18,404 Starbucks Corp. 1,766,968
6,046 Wendy's Co. (The) 117,776
14,928,047
Household Durables (0.6%):
29,101 D.R. Horton, Inc. 4,422,770
29,040 Toll Brothers, Inc. 2,985,022
5,231 TopBuild Corp.* 1,957,754
9,365,546
Household Products (0.7%):
2 Colgate-Palmolive Co. 159
20,594 Kimberly-Clark Corp. 2,502,377
58,399 Procter & Gamble Co. (The) 8,557,790
11,060,326
Shares Value
Common Stocks, continued
Industrial Conglomerates (0.3%):
41,062 3M Co. $ 4,488,898
Insurance (0.8%):
27,348 Brown & Brown, Inc. 1,944,716
300 Cincinnati Financial Corp. 31,038
3,866 CNA Financial Corp. 163,570
25,699 Hartford Financial Services Group, Inc. (The) 2,065,685
5,727 Marsh & McLennan Cos., Inc. 1,085,095
21,374 MetLife, Inc. 1,413,463
9,199 Progressive Corp. (The) 1,465,217
4,550 Selective Insurance Group, Inc. 452,634
17,788 Travelers Cos., Inc. (The) 3,388,436
12,009,854
Interactive Media & Services (2.8%):
96,939 Alphabet, Inc., Class A* 13,541,409
106,590 Alphabet, Inc., Class C* 15,021,729
43,964 Meta Platforms, Inc., Class A* 15,561,497
44,124,635
IT Services (0.3%):
132 Accenture plc, Class A 46,320
11,987 Squarespace, Inc., Class A* 395,691
28,899 Wix.com, Ltd.* 3,555,155
3,997,166
Life Sciences Tools & Services (0.0%
†
):
64 10X Genomics, Inc., Class A* 3,581
131 Thermo Fisher Scientific, Inc. 69,534
73,115
Machinery (0.7%):
6,885 AGCO Corp. 835,908
18,792 Allison Transmission Holdings, Inc. 1,092,755
19,812 Caterpillar, Inc. 5,857,814
4,709 Donaldson Co., Inc. 307,733
30,749 PACCAR, Inc. 3,002,640
11,096,850
Media (0.4%):
141,494 Comcast Corp., Class A 6,204,512
Metals & Mining (0.3%):
24,306 Nucor Corp. 4,230,216
Multi-Utilities (0.0%
†
):
3,386 Black Hills Corp. 182,675
Oil, Gas & Consumable Fuels (1.3%):
7,200 Chevron Corp. 1,073,952
45,830 ConocoPhillips 5,319,488
60,417 Coterra Energy, Inc. 1,541,842
35,867 EOG Resources, Inc. 4,338,113
67,702 Exxon Mobil Corp. 6,768,846
5,560 ONEOK, Inc. 390,423
911 Pioneer Natural Resources Co. 204,866
4,011 Sanchez Energy Corp.*(a) 326,314
2,486 Targa Resources Corp. 215,959
20,179,803

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
December 31, 2023
6
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Pharmaceuticals (1.7%):
97,373 Bristol-Myers Squibb Co. $ 4,996,209
7,291 Eli Lilly & Co. 4,250,070
31,179 Johnson & Johnson 4,886,996
66,323 Merck & Co., Inc. 7,230,533
204,092 Pfizer, Inc. 5,875,809
27,239,617
Professional Services (0.1%):
7,519 Leidos Holdings, Inc. 813,857
20,301 SS&C Technologies Holdings, Inc. 1,240,594
2,054,451
Residential REITs (0.1%):
55,507 Invitation Homes, Inc. 1,893,344
Retail REITs (0.1%):
9,800 Agree Realty Corp. 616,910
8,238 Federal Realty Investment Trust 848,926
1,465,836
Semiconductors & Semiconductor Equipment (3.5%):
1,283 Advanced Micro Devices, Inc.* 189,127
35,702 Applied Materials, Inc. 5,786,223
10,283 Broadcom, Inc. 11,478,399
140,194 Intel Corp. 7,044,748
1,140 KLA Corp. 662,682
901 Lam Research Corp. 705,717
47,407 NVIDIA Corp. 23,476,895
42,943 QUALCOMM, Inc. 6,210,846
55,554,637
Software (4.7%):
12,926 Adobe, Inc.* 7,711,652
4,340 Cadence Design Systems, Inc.* 1,182,086
58,077 DocuSign, Inc.* 3,452,678
7,164 Dropbox, Inc., Class A* 211,195
125,911 Microsoft Corp. 47,347,573
1,147 Palo Alto Networks, Inc.* 338,227
3,848 Pegasystems , Inc. 188,013
13,694 RingCentral, Inc., Class A* 464,911
24,663 Salesforce, Inc.* 6,489,822
6,308 Synopsys, Inc.* 3,248,052
67,887 Teradata Corp.* 2,953,763
4,331 Zoom Video Communications, Inc., Class A* 311,442
73,899,414
Specialized REITs (0.3%):
33,161 Crown Castle, Inc. 3,819,816
3,158 Public Storage 963,190
4,783,006
Specialty Retail (0.9%):
24,132 Home Depot, Inc. (The) 8,362,945
5,588 Ross Stores, Inc. 773,323
18,163 TJX Cos., Inc. (The) 1,703,871
6,686 Ulta Beauty, Inc.* 3,276,073
14,116,212
Technology Hardware, Storage & Peripherals (3.2%):
256,286 Apple, Inc. 49,342,744
Shares Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals, continued
17,669 NetApp, Inc. $ 1,557,699
50,900,443
Textiles, Apparel & Luxury Goods (0.4%):
5,610 Crocs, Inc.* 524,030
34,908 NIKE, Inc., Class B 3,789,962
47,473 Tapestry, Inc. 1,747,481
6,061,473
Trading Companies & Distributors (0.0%
†
):
3,461 Boise Cascade Co. 447,715
Total Common Stocks (Cost $538,055,458) 654,278,007
Contracts
Warrants (0.0%
†
):
Oil, Gas & Consumable Fuels (0.0%
†
):
63 California Resources Corp., 10/27/24 1,221
2,121 Occidental Petroleum Corp., 8/3/27 82,571
83,792
Total Warrants (Cost $20,366) 83,792
Principal Amount
Asset Backed Securities (0.5%):
$ 99,974 Aaset Trust, Class A, Series 2017-1A, 3.97%,
5/16/42(b) 92,592
138,939 Aaset Trust, Class B, Series 2020-1A, 4.34%,
1/16/40(b) 78,973
604,573 Aaset Trust, Class A, Series 2021-1A, 2.95%,
11/16/41(b) 544,159
1,196,293 Aaset Trust, Class A, Series 2021-2A, 2.80%,
1/15/47(b) 1,043,056
106,731 Aaset Trust, Class A, Series 2020-1A, 3.35%,
1/16/40(b) 95,612
183,392 Aaset Trust, Class A, Series 2019-2, 3.38%,
10/16/39(b) 163,601
58,028 Aaset Trust, Class A, Series 2019-1, 3.84%,
5/15/39(b) 37,753
162,373 AASET US, Ltd., Class A, Series 2018-1A, 3.84%,
1/16/38(b) 102,295
374,937 Blackbird Capital Aircraft Lease Securitization, Ltd.,
Class A, Series 2016-1A, 4.21%, 12/16/41, Callable
12/15/24 @ 100(b)(c) 354,296
901,482 Blackbird Capital II Aircraft Lease, Ltd., Class A,
Series 2021-1A, 2.44%, 7/15/46, Callable 7/15/28
@ 100(b) 785,457
288,882 Cascade Funding Mortgage Trust, Class A, Series
2021-HB6, 0.90%, 6/25/36(b)(c) 275,631
186,315 Castlelake Aircraft Structured Trust, Class B, Series
2019-1A, 5.10%, 4/15/39(b) 121,700
197,142 Castlelake Aircraft Structured Trust, Class A, Series
2019-1A, 3.97%, 4/15/39(b) 171,604
136,760 Castlelake Aircraft Structured Trust, Class A, Series
2021-1A, 3.47%, 1/15/46(b) 127,077
118,716 Castlelake Aircraft Structured Trust, Class A, Series
2018-1A, 4.13%, 6/15/43(b) 109,814
359,073 CF Hippolyta Issuer LLC, Class A1, Series 2021-1A,
1.53%, 3/15/61, Callable 3/15/24 @ 100(b) 321,203
346,840 DB Master Finance LLC, Class A2II, Series 2017-1A,
4.03%, 11/20/47, Callable 2/20/24 @ 100(b) 331,092

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
December 31, 2023
7
See accompanying notes to the financial statements.
Principal Amount Value
Asset Backed Securities, continued
$ 188,128 Horizon Aircraft Finance I, Ltd., Class A, Series
2018-1, 4.46%, 12/15/38(b) $ 161,695
171,994 Horizon Aircraft Finance II, Ltd., Class A, Series
2019-1, 3.72%, 7/15/39(b) 151,779
546,270 Planet Fitness Master Issuer LLC, Class A2II, Series
2022-1A, 4.01%, 12/5/51, Callable 12/5/27 @
100(b) 468,982
211,200 Planet Fitness Master Issuer LLC, Class A2, Series
2019-1A, 3.86%, 12/5/49, Callable 12/5/25 @
100(b) 186,214
608,168 Planet Fitness Master Issuer LLC, Class A2I, Series
2022-1A, 3.25%, 12/5/51, Callable 12/5/24 @
100(b) 563,655
189,869 Project Silver, Class A, Series 2019-1, 3.97%,
7/15/44(b) 160,491
192,961 SAPPHIRE AVIATION FINANCE II, LTD., Class A,
Series 2020-1A, 3.23%, 3/15/40(b) 164,617
209,567 SAPPHIRE AVIATION FINANCE II, LTD., Class B,
Series 2020-1A, 4.34%, 3/15/40(b) 151,024
146,230 Thunderbolt Aircraft Lease, Ltd., Class A, Series
2017-A, 4.21%, 5/17/32, Callable 4/15/24 @ 100(b)
(c) 138,459
263,056 Thunderbolt II Aircraft Lease, Ltd., Class A, Series
2018-A, 4.15%, 9/15/38(b)(c) 229,148
286,428 Thunderbolt III Aircraft Lease, Ltd., Class A, Series
2019-1, 3.67%, 11/15/39(b) 247,304
Total Asset Backed Securities (Cost $8,449,422) 7,379,283
Collateralized Mortgage Obligations (5.6%):
250,000 AIMCO CLO, Class AR, Series 2018-BA,
6.76%(TSFR3M+136bps), 1/15/32, Callable
1/15/24 @ 100(b) 249,697
523,000 Aimco CLO 11, Ltd., Class AR, Series 2020-11A,
6.79%(TSFR3M+139bps), 10/17/34, Callable
1/17/24 @ 100(b) 522,488
387,000 Aimco CLO 14, Ltd., Class A, Series 2021-14A,
6.67%(TSFR3M+125bps), 4/20/34, Callable
1/20/24 @ 100(b) 384,302
250,000 Allegro CLO XIII, Ltd., Class A, Series 2021-1A,
6.82%(TSFR3M+140bps), 7/20/34, Callable
1/20/24 @ 100(b) 249,375
2,812,000 Allegro CLO XIV, Ltd., Class A1, Series 2021-2A,
6.82%(TSFR3M+142bps), 10/15/34, Callable
1/15/24 @ 100(b) 2,784,975
624,000 Allegro CLO XV, Ltd., Class A, Series 2022-1A,
6.92%(TSFR3M+150bps), 7/20/35, Callable
7/20/24 @ 100(b) 619,921
256,000 Ares LIV CLO, Ltd., Class A, Series 2019-54A,
6.98%(TSFR3M+158bps), 10/15/32, Callable
1/15/24 @ 100(b) 256,034
853,000 Ares LV CLO, Ltd., Class A1R, Series 2020-55A,
6.79%(TSFR3M+139bps), 7/15/34, Callable
1/15/24 @ 100(b) 849,548
660,000 Ares XLI CLO, Ltd., Class AR2, Series 2016-41A,
6.73%(TSFR3M+133bps), 4/15/34, Callable
1/15/24 @ 100(b) 656,460
100,000 BAMLL Commercial Mortgage Securities Trust, Class
C, Series 2022-DKLX, 7.51%(TSFR1M+215bps),
1/15/39(b) 96,894
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 555,000 BAMLL Commercial Mortgage Securities Trust, Class
A, Series 2022-DKLX, 6.51%(TSFR1M+115bps),
1/15/39(b) $ 542,853
105,000 BAMLL Commercial Mortgage Securities Trust, Class
B, Series 2022-DKLX, 6.91%(TSFR1M+155bps),
1/15/39(b) 101,995
177,000 BAMLL Commercial Mortgage Securities Trust, Class
ANM, Series 2019-BPR, 3.11%, 11/5/32(b) 154,177
30,000 Bank, Class A5, Series 2019-BN21, 2.85%,
10/17/52, Callable 10/15/29 @ 100 26,064
310,000 Barings CLO, Ltd., Class A, Series 2020-4A,
6.90%(TSFR3M+148bps), 1/20/32, Callable
1/20/24 @ 100(b) 310,017
786,000 Barings CLO, Ltd., Class AR, Series 2020-1A,
6.81%(TSFR3M+141bps), 10/15/36, Callable
1/15/24 @ 100(b) 782,418
417,000 Beechwood Park CLO, Ltd., Class A1R, Series 2019-
1A, 6.70%(TSFR3M+130bps), 1/17/35, Callable
1/17/24 @ 100(b) 410,056
34,000 Benchmark Mortgage Trust, Class A5, Series 2018-
B4, 4.12%, 7/15/51, Callable 7/15/28 @ 100(c) 32,484
1,139,000 Bethpage Park CLO, Ltd., Class A, Series 2021-1A,
6.79%(TSFR3M+139bps), 1/15/35, Callable
1/15/24 @ 100(b) 1,136,722
1,835,000 BPR Trust, Class A, Series 2022-OANA,
7.26%(TSFR1M+190bps), 4/15/37(b) 1,808,523
488,000 BPR Trust, Class B, Series 2022-OANA,
7.81%(TSFR1M+245bps), 4/15/37(b) 473,606
252,619 Bristol Park CLO, Ltd., Class AR, Series 2016-1A,
6.65%(TSFR3M+125bps), 4/15/29, Callable
1/15/24 @ 100(b) 252,164
5,017,000 BX Commercial Mortgage Trust, Class A, Series
2019-IMC, 6.41%(TSFR1M+105bps), 4/15/34(b) 4,985,096
172,000 BX Commercial Mortgage Trust, Class B, Series
2019-IMC, 6.71%(TSFR1M+135bps), 4/15/34(b) 170,540
525,000 BX Commercial Mortgage Trust, Class A, Series
2023-XL3, 7.12%(TSFR1M+176bps), 12/9/40(b) 525,029
1,132,477 BX Commercial Mortgage Trust, Class A, Series
2022-LP2, 6.37%(TSFR1M+101bps), 2/15/39(b) 1,110,675
116,000 BX Commercial Mortgage Trust, Class B, Series
2023-XL3, 7.55%(TSFR1M+219bps), 12/9/40(b) 115,752
341,039 BX Commercial Mortgage Trust, Class D, Series
2022-LP2, 7.32%(TSFR1M+196bps), 2/15/39(b) 329,115
341,039 BX Commercial Mortgage Trust, Class C, Series
2022-LP2, 6.92%(TSFR1M+156bps), 2/15/39(b) 331,241
341,039 BX Commercial Mortgage Trust, Class B, Series
2022-LP2, 6.67%(TSFR1M+131bps), 2/15/39(b) 332,941
113,000 BX Commercial Mortgage Trust, Class C, Series
2019-IMC, 7.01%(TSFR1M+165bps), 4/15/34(b) 111,802
119,000 BX Commercial Mortgage Trust, Class D, Series
2019-IMC, 7.31%(TSFR1M+195bps), 4/15/34(b) 117,484
124,100 BX Commercial Mortgage Trust, Class B, Series
2019-XL, 6.56%(TSFR1M+119bps), 10/15/36(b) 123,481
155,550 BX Commercial Mortgage Trust, Class C, Series
2019-XL, 6.73%(TSFR1M+136bps), 10/15/36(b) 154,680
220,150 BX Commercial Mortgage Trust, Class D, Series
2019-XL, 6.93%(TSFR1M+156bps), 10/15/36(b) 218,784
75,598 BX Commercial Mortgage Trust, Class A, Series
2019-XL, 6.40%(TSFR1M+103bps), 10/15/36(b) 75,407

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
December 31, 2023
8
See accompanying notes to the financial statements.
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 100,000 BX Commercial Mortgage Trust, Class C, Series
2023-XL3, 8.00%(TSFR1M+264bps), 12/9/40(b) $ 99,786
309,400 BX Commercial Mortgage Trust, Class E, Series
2019-XL, 7.28%(TSFR1M+191bps), 10/15/36(b) 307,270
4,642,024 BX Commercial Mortgage Trust 2021-SOAR, Class
A, Series 2021-SOAR, 6.15%(TSFR1M+78bps),
6/15/38(b) 4,564,289
216,000 BX Mortgage Trust, Class C, Series 2021-PAC,
6.58%(TSFR1M+121bps), 10/15/36(b) 207,773
210,000 BX Mortgage Trust, Class D, Series 2021-PAC,
6.77%(TSFR1M+141bps), 10/15/36(b) 199,157
730,000 BX Mortgage Trust, Class E, Series 2021-PAC,
7.42%(TSFR1M+206bps), 10/15/36(b) 698,536
162,000 BX Mortgage Trust, Class B, Series 2021-PAC,
6.38%(TSFR1M+101bps), 10/15/36(b) 157,452
2,708,000 BX Mortgage Trust, Class A, Series 2021-PAC,
6.17%(TSFR1M+80bps), 10/15/36(b) 2,651,888
73,439 BX Trust, Class D, Series 2022-IND,
8.20%(TSFR1M+284bps), 4/15/37(b) 72,526
88,127 BX Trust, Class C, Series 2022-IND,
7.65%(TSFR1M+229bps), 4/15/37(b) 87,234
389,613 BX Trust, Class B, Series 2022-IND,
7.30%(TSFR1M+194bps), 4/15/37(b) 386,453
763,765 BX Trust, Class A, Series 2022-IND A,
6.85%(TSFR1M+149bps), 4/15/37(b) 758,009
472,000 BX Trust, Class A, Series 2022-GPA,
7.53%(TSFR1M+217bps), 8/15/39(b) 472,382
17,105,000 Cedar Funding V CLO, Ltd., Class A1R, Series 2016-
5A, 6.76%(TSFR3M+136bps), 7/17/31, Callable
1/17/24 @ 100(b) 17,061,724
235,000 Cedar Funding VI CLO, Ltd., Class ARR, Series 2016-
6A, 6.73%(TSFR3M+131bps), 4/20/34, Callable
1/20/24 @ 100(b) 233,723
643,000 Cedar Funding X CLO, Ltd., Class AR, Series 2019-
10A, 6.78%(TSFR3M+136bps), 10/20/32, Callable
1/20/24 @ 100(b) 640,748
485,000 Cedar Funding XII CLO, Ltd., Class A1R, Series
2020-12A, 6.77%(TSFR3M+139bps), 10/25/34,
Callable 1/25/24 @ 100(b) 483,787
942,000 Cedar Funding XV CLO, Ltd., Class A, Series 2022-
15A, 6.74%(TSFR3M+132bps), 4/20/35, Callable
4/20/24 @ 100(b) 935,310
791,000 Columbia Cent CLO 29, Ltd., Class AR, Series 2020-
29A, 6.85%(TSFR3M+143bps), 10/20/34, Callable
1/20/24 @ 100(b) 784,298
410,000 Columbia Cent CLO 30, Ltd., Class A1, Series 2020-
30A, 6.99%(TSFR3M+157bps), 1/20/34, Callable
1/20/24 @ 100(b) 406,755
310,000 Columbia Cent CLO 31, Ltd., Class A1, Series 2021-
31A, 6.88%(TSFR3M+146bps), 4/20/34, Callable
1/20/24 @ 100(b) 308,763
920,000 Columbia Cent CLO 32, Ltd., Class A1, Series 2022-
32A, 7.10%(TSFR3M+170bps), 7/24/34, Callable
1/24/24 @ 100(b) 922,812
57,000 COMM Mortgage Trust, Class A5, Series 2014-
CR18, 3.83%, 7/15/47, Callable 7/15/24 @ 100 56,391
242,397 Credit Suisse Mortgage Capital Certificates, Class
B, Series 2019-ICE4, 6.64%(TSFR1M+128bps),
5/15/36(b) 241,793
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 3,608,397 CSMC, Class A, Series 2020-NET, 2.26%,
8/15/37(b) $ 3,333,807
100,000 CSMC, Class D, Series 2018-SITE, 4.78%,
4/15/36(b) 98,148
100,000 CSMC, Class C, Series 2018-SITE, 4.78%,
4/15/36(b) 98,412
100,000 CSMC, Class B, Series 2018-SITE, 4.53%,
4/15/36(b) 98,579
205,000 CSMC, Class A, Series 2018-SITE, 4.28%,
4/15/36(b) 202,423
860,000 CSMC Trust, Class D, Series 2017-PFHP,
7.66%(TSFR1M+230bps), 12/15/30(b) 813,710
527,000 Dryden 76 CLO, Ltd., Class A1R, Series 2019-76A,
6.83%(TSFR3M+141bps), 10/20/34, Callable
1/20/24 @ 100(b) 525,343
250,000 Dryden 78 CLO, Ltd., Class A, Series 2020-78A,
6.84%(TSFR3M+144bps), 4/17/33, Callable
1/17/24 @ 100(b) 248,845
577,000 Dryden 83 CLO, Ltd., Class A, Series 2020-83A,
6.88%(TSFR3M+148bps), 1/18/32, Callable
1/18/24 @ 100(b) 575,852
1,019,000 Dryden 85 CLO, Ltd., Class AR, Series 2020-85A,
6.81%(TSFR3M+141bps), 10/15/35, Callable
1/15/24 @ 100(b) 1,012,880
670,000 Dryden 90 CLO, Ltd., Class A1A, Series 2021-90A,
6.76%(TSFR3M+139bps), 2/20/35, Callable
2/20/24 @ 100(b) 664,633
157,000 DTP Commercial Mortgage Trust, Class A, Series
2023-STE2, 6.04%, 1/15/41(b)(c) 155,071
930,000 Eaton Vance CLO, Ltd., Class AR, Series 2020-2A,
6.81%(TSFR3M+141bps), 1/15/35, Callable
1/15/24 @ 100(b) 924,160
363,000 Eaton Vance CLO, Ltd., Class AR, Series 2019-1A,
6.76%(TSFR3M+136bps), 4/15/31, Callable
1/15/24 @ 100(b) 362,713
250,000 Eaton Vance CLO, Ltd., Class A13R, Series 2013-
1A, 6.91%(TSFR3M+151bps), 1/15/34, Callable
1/15/24 @ 100(b) 249,754
1,467,292 ELP Commercial Mortgage Trust, Class A, Series
2021-ELP, 6.18%(TSFR1M+82bps), 11/15/38(b) 1,439,989
499,390 Extended Stay America Trust, Class A, Series 2021-
ESH, 6.56%(TSFR1M+119bps), 7/15/38(b) 494,454
420,048 Extended Stay America Trust, Class D, Series 2021-
ESH, 7.73%(TSFR1M+236bps), 7/15/38(b) 412,734
210,024 Extended Stay America Trust, Class C, Series 2021-
ESH, 7.18%(TSFR1M+181bps), 7/15/38(b) 206,635
284,699 Extended Stay America Trust, Class B, Series 2021-
ESH, 6.86%(TSFR1M+149bps), 7/15/38(b) 280,287
508,000 Flatiron CLO 20, Ltd., Class A, Series 2020-1A,
6.93%(TSFR3M+156bps), 11/20/33, Callable
2/20/24 @ 100(b) 508,138
250,000 Flatiron CLO 21, Ltd., Class A1, Series 2021-1A,
6.77%(TSFR3M+137bps), 7/19/34, Callable
1/19/24 @ 100(b) 249,006
643,000 GS Mortgage Securities Corp. Trust, Class A, Series
2021-IP, 6.43%(TSFR1M+106bps), 10/15/36(b) 619,290
100,000 GS Mortgage Securities Corp. Trust, Class B, Series
2021-IP, 6.63%(TSFR1M+126bps), 10/15/36(b) 93,727
100,000 GS Mortgage Securities Corp. Trust, Class C, Series
2021-IP, 7.03%(TSFR1M+166bps), 10/15/36(b) 92,487

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
December 31, 2023
9
See accompanying notes to the financial statements.
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 800,000 INTOWN Mortgage Trust, Class A, Series 2022-
STAY, 7.85%(TSFR1M+249bps), 8/15/39, Callable
8/15/24 @ 100(b) $ 801,547
556,000 Invesco CLO, Ltd., Class A, Series 2021-3A,
6.80%(TSFR3M+139bps), 10/22/34, Callable
1/22/24 @ 100(b) 553,087
64,000 J.P. Morgan Chase Commercial Mortgage Securities
Trust, Class DFX, Series 2018-WPT, 5.35%, 7/5/33,
Callable 7/5/25 @ 100(b) 47,222
87,000 J.P. Morgan Chase Commercial Mortgage Securities
Trust, Class EFX, Series 2018-WPT, 5.36%, 7/5/33,
Callable 7/5/25 @ 100(b)(c) 58,226
41,000 J.P. Morgan Chase Commercial Mortgage Securities
Trust, Class CFX, Series 2018-WPT, 4.95%, 7/5/33,
Callable 7/5/25 @ 100(b) 34,608
280,147 Life Mortgage Trust, Class A, Series 2021-BMR,
6.18%(TSFR1M+81bps), 3/15/38(b) 274,006
1,420,000 Life Mortgage Trust, Class A1, Series 2022-BMR2,
6.66%(TSFR1M+130bps), 5/15/39, Callable
5/15/24 @ 100(b) 1,387,887
855,000 Life Mortgage Trust, Class B, Series 2022-BMR2,
7.16%(TSFR1M+179bps), 5/15/39, Callable
5/15/24 @ 100(b) 833,726
479,000 Life Mortgage Trust, Class C, Series 2022-BMR2,
7.45%(TSFR1M+209bps), 5/15/39, Callable
5/15/24 @ 100(b) 465,842
98,297 Life Mortgage Trust, Class E, Series 2021-BMR,
7.23%(TSFR1M+186bps), 3/15/38(b) 93,885
98,297 Life Mortgage Trust, Class D, Series 2021-BMR,
6.88%(TSFR1M+151bps), 3/15/38(b) 94,612
98,297 Life Mortgage Trust, Class C, Series 2021-BMR,
6.58%(TSFR1M+121bps), 3/15/38(b) 95,233
98,297 Life Mortgage Trust, Class B, Series 2021-BMR,
6.36%(TSFR1M+99bps), 3/15/38(b) 95,845
426,000 Life Mortgage Trust, Class D, Series 2022-BMR2,
7.90%(TSFR1M+254bps), 5/15/39, Callable
5/15/24 @ 100(b) 406,880
500,000 Lucali CLO, Ltd., Class A, Series 2020-1A,
6.87%(TSFR3M+147bps), 1/15/33, Callable
1/15/24 @ 100(b) 499,570
320,000 Madison Park Funding L, Ltd., Class A, Series 2021-
50A, 6.80%(TSFR3M+140bps), 4/19/34, Callable
1/19/24 @ 100(b) 319,681
910,000 Madison Park Funding LII, Ltd., Class A, Series
2021-52A, 6.77%(TSFR3M+136bps), 1/22/35,
Callable 1/22/24 @ 100(b) 905,146
379,000 Madison Park Funding XIX, Ltd., Class AR3, Series
2015-19A(TSFR3M+160bps), 1/22/37(b) 379,000
384,874 Madison Park Funding XIX, Ltd., Class A1R2, Series
2015-19A, 6.59%(TSFR3M+118bps), 1/22/28,
Callable 1/22/24 @ 100(b) 384,874
250,000 Madison Park Funding XLV, Ltd., Class AR, Series
2020-45A, 6.78%(TSFR3M+138bps), 7/15/34,
Callable 1/15/24 @ 100(b) 248,890
250,000 Magnetite XXI, Ltd., Class AR, Series 2019-21A,
6.70%(TSFR3M+128bps), 4/20/34, Callable
1/20/24 @ 100(b) 248,554
680,000 Magnetite XXIX, Ltd., Class A, Series 2021-29A,
6.65%(TSFR3M+125bps), 1/15/34, Callable
1/15/24 @ 100(b) 677,434
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 250,000 Magnetite XXVII, Ltd., Class AR, Series 2020-27A,
6.82%(TSFR3M+140bps), 10/20/34, Callable
1/20/24 @ 100(b) $ 248,800
968,000 Magnetite XXX, Ltd., Class A, Series 2021-30A,
6.77%(TSFR3M+139bps), 10/25/34, Callable
1/25/24 @ 100(b) 965,513
239,848 MHC Commercial Mortgage Trust, Class A, Series
2021-MHC, 6.28%(TSFR1M+92bps), 4/15/38(b) 237,281
282,562 Milos CLO, Ltd., Class AR, Series 2017-1A,
6.75%(TSFR3M+133bps), 10/20/30, Callable
1/20/24 @ 100(b) 281,916
385,000 Morgan Stanley Capital I Trust, Class A, Series
2019-MEAD, 3.17%, 11/10/36, Callable 11/10/24
@ 100(b) 358,398
53,000 Morgan Stanley Capital I Trust, Class C, Series
2019-MEAD, 3.18%, 11/10/36, Callable 11/10/24
@ 100(b)(c) 46,375
196,000 Morgan Stanley Capital I Trust, Class B, Series
2018-BOP, 6.66%(TSFR1M+130bps), 8/15/33(b) 153,582
471,200 Morgan Stanley Capital I Trust, Class C, Series
2018-BOP, 6.91%(TSFR1M+155bps), 8/15/33(b) 344,323
132,000 Morgan Stanley Capital I Trust, Class A4, Series
2018-H4, 4.31%, 12/15/51, Callable 1/15/29 @ 100 127,128
56,000 Morgan Stanley Capital I Trust, Class B, Series
2019-MEAD, 3.18%, 11/10/36, Callable 11/10/24
@ 100(b) 51,338
459,198 OPEN Trust, Class A, Series 2023-AIR,
8.45%(TSFR1M+309bps), 10/15/28(b) 459,175
276,506 OPEN Trust, Class B, Series 2023-AIR,
9.20%(TSFR1M+384bps), 10/15/28(b) 277,504
326,000 Peace Park CLO, Ltd., Class A, Series 2021-1A,
6.81%(TSFR3M+139bps), 10/20/34, Callable
1/20/24 @ 100(b) 324,868
17,385 Prima Capital CRE Securitization, Class A, Series
2021-9A, 6.92%(TSFR1M+156bps), 12/15/37,
Callable 12/25/24 @ 100(b) 17,385
333,000 Rockland Park CLO, Ltd., Class A, Series 2021-1A,
6.80%(TSFR3M+138bps), 4/20/34, Callable
1/20/24 @ 100(b) 331,850
250,000 SPGN Mortgage Trust, Class B, Series 2022-TFLM,
7.36%(TSFR1M+200bps), 2/15/39, Callable
2/15/24 @ 100(b) 236,948
130,000 SPGN Mortgage Trust, Class C, Series 2022-TFLM,
8.01%(TSFR1M+265bps), 2/15/39, Callable
2/15/24 @ 100(b) 121,619
226,777 SREIT Trust, Class D, Series 2021-MFP,
7.05%(TSFR1M+169bps), 11/15/38(b) 221,114
344,471 SREIT Trust, Class C, Series 2021-MFP,
6.81%(TSFR1M+144bps), 11/15/38(b) 336,746
554,980 SREIT Trust, Class B, Series 2021-MFP,
6.56%(TSFR1M+119bps), 11/15/38(b) 543,961
969,302 SREIT Trust, Class A, Series 2021-MFP,
6.21%(TSFR1M+85bps), 11/15/38(b) 952,318
199,762 Stratus CLO, Ltd., Class A, Series 2022-1A,
7.17%(TSFR3M+175bps), 7/20/30, Callable
1/20/24 @ 100(b) 199,266
384,577 Symphony CLO XIX, Ltd., Class A, Series 2018-19A,
6.62%(TSFR3M+122bps), 4/16/31, Callable
1/16/24 @ 100(b) 384,000

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
December 31, 2023
10
See accompanying notes to the financial statements.
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 500,000 Symphony CLO XXVI, Ltd., Class AR, Series 2021-
26A, 6.76%(TSFR3M+134bps), 4/20/33, Callable
1/20/24 @ 100(b) $ 497,394
1,054,000 Symphony CLO XXXII, Ltd., Class A1, Series 2022-
32A, 6.73%(TSFR3M+132bps), 4/23/35, Callable
4/23/24 @ 100(b) 1,046,098
20,000 VLS Commercial Mortgage Trust, Class B, Series
2020-LAB, 2.45%, 10/10/42(b) 16,204
285,000 VLS Commercial Mortgage Trust, Class A, Series
2020-LAB, 2.13%, 10/10/42(b) 231,344
335,000 Voya CLO, Ltd., Class A, Series 2019-2A,
6.95%(TSFR3M+153bps), 7/20/32, Callable
1/20/24 @ 100(b) 334,410
564,000 Voya CLO, Ltd., Class AR, Series 2020-1A,
6.81%(TSFR3M+141bps), 7/16/34, Callable
1/16/24 @ 100(b) 563,993
551,000 Voya CLO, Ltd., Class A1R, Series 2020-2A,
6.82%(TSFR3M+142bps), 7/19/34, Callable
1/19/24 @ 100(b) 549,470
1,073,000 Voya CLO, Ltd., Class AR, Series 2020-3A,
6.83%(TSFR3M+141bps), 10/20/34, Callable
1/20/24 @ 100(b) 1,070,611
155,000 Wells Fargo Commercial Mortgage Trust, Class
A5, Series 2018-C48, 4.30%, 1/15/52, Callable
12/15/28 @ 100 149,561
185,000 Wells Fargo Commercial Mortgage Trust, Class
A, Series 2021-FCMT, 6.68%(TSFR1M+131bps),
5/15/31(b) 179,513
Total Collateralized Mortgage Obligations (Cost $90,152,706) 88,668,497
Convertible Bonds (0.0%
†
):
Media (0.0%
†
):
54,000 DISH Network Corp., 2.38%, 3/15/24 53,460
846,000 DISH Network Corp., 3.38%, 8/15/26 455,371
Total Convertible Bonds (Cost $849,897) 508,831
Bank Loans (0.2%):
Construction & Engineering (0.0%
†
):
4,888 DG Investment Intermediate Holdings  Term B 1Ln,
9.10% (Term SOFR+375bps ), 3/31/28 4,835
35,000 DG Investment Intermediate Holdings Term 2Ln,
12.10% (Term SOFR+675bps ), 3/31/29 31,442
36,277
Consumer Discretionary Products (0.0%
†
):
74,809 Tory Burch Term B 1Ln, 8.60% (Term
SOFR+325bps ), 4/16/28 74,540
Distributors (0.0%
†
):
249,362 LBM Term B 1Ln, 9.10% (Term SOFR+375bps ),
12/18/27 246,090
Diversified Consumer Services (0.0%
†
):
15,000 Ascend Learning Term 2Ln, 11.10% (Term
SOFR+575bps ), 12/10/29 12,820
162,113 Ascend Learning Term B 1Ln, 8.85% (Term
SOFR+350bps ), 12/10/28 159,095
171,915
Health Care Providers & Services (0.0%
†
):
248,106 Cano Health Term B 1Ln, 9.35% (Term
SOFR+400bps ), 11/23/27 103,103
Principal Amount Value
Bank Loans, continued
Hotels, Restaurants & Leisure (0.0%
†
):
$ 246,250 City Football Group Term B 1Ln, 8.35% (Term
SOFR+300bps ), 7/21/28 $ 244,507
Industrial Products (0.0%
†
):
118,800 Brookfield WEC Holdings Inc. Term 1Ln, 9.10%
(Term SOFR+375bps ), 8/1/25 119,097
Industrial Services (0.0%
†
):
65,000 Brand Industrial Services, Inc. Term B 1Ln, 10.85%
(Term SOFR+550bps ), 8/1/30 64,536
Media (0.0%
†
):
44,437 ABG Intermediate Holdings 2 LLC Term B1 1Ln,
8.85% (Term SOFR+350bps ), 12/21/28 44,592
172,368 Diamond Sports Group Term 2Ln, 5.35% (Term
SOFR+0bps ), 8/24/26(d) 6,808
51,400
Software (0.1%):
7,645 Finastra Term CAN 1Ln, 12.60% (Term
SOFR+725bps ), 9/13/29 7,584
327,355 Finastra Term US 1Ln, 12.60% (Term
SOFR+725bps ), 9/13/29 324,736
3,385 Ion Analytics Term 1Ln, 9.35% (Term
SOFR+400bps ), 2/16/28 3,378
335,698
Software & Computer Services (0.1%):
335,000 UKG Term 2Ln, 10.60% (Term SOFR+525bps ),
5/3/27 335,060
Software & Tech Services (0.0%
†
):
110,043 Athenahealth Term B 1Ln, 8.60% (Term
SOFR+325bps ), 2/15/29 109,438
Utilities (0.0%
†
):
309,270 Breakwater Energy Term B 1Ln, 11.25%
(LIBOR+1100bps ), 9/1/26 300,765
Total Bank Loans (Cost $2,385,150) 2,192,426
Corporate Bonds (18.5%):
Aerospace & Defense (0.4%):
1,145,000 Boeing Co. (The), 5.04%, 5/1/27, Callable 3/1/27
@ 100 1,155,439
145,000 Boeing Co. (The), 5.15%, 5/1/30, Callable 2/1/30
@ 100 147,021
1,100,000 Boeing Co. (The), 5.71%, 5/1/40, Callable 11/1/39
@ 100 1,132,945
100,000 Boeing Co. (The), 5.81%, 5/1/50, Callable 11/1/49
@ 100 103,953
1,150,000 Boeing Co. (The), 5.93%, 5/1/60, Callable 11/1/59
@ 100 1,176,808
310,000 BWX Technologies, Inc., 4.13%, 6/30/28, Callable
2/5/24 @ 102.06(b) 285,975
310,000 Howmet Aerospace, Inc., 5.95%, 2/1/37 324,338
145,000 Moog, Inc., 4.25%, 12/15/27, Callable 2/5/24 @
102.13(b) 136,300
90,000 Spirit AeroSystems , Inc., 9.75%, 11/15/30, Callable
11/15/26 @ 104.88(b) 96,750
35,000 TransDigm , Inc., 7.50%, 3/15/27, Callable 2/5/24
@ 101.88 35,131
855,000 TransDigm , Inc., 5.50%, 11/15/27, Callable 2/5/24
@ 101.38 837,900

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
December 31, 2023
11
See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Aerospace & Defense, continued
$ 300,000 TransDigm , Inc., 7.13%, 12/1/31, Callable 12/1/26
@ 103.56(b) $ 314,250
5,746,810
Air Freight & Logistics (0.1%):
255,000 Cargo Aircraft Management, Inc., 4.75%, 2/1/28,
Callable 1/22/24 @ 102.38(b) 232,688
245,000 GN Bondco LLC, 9.50%, 10/15/31, Callable
10/15/26 @ 104.75(b) 237,650
485,000 Navios South American Logistics, Inc./ Navios
Logistics Finance U.S., Inc., 10.75%, 7/1/25,
Callable 2/5/24 @ 102.69(b) 478,937
949,275
Automobile Components (0.0%
†
):
125,000 Dana, Inc., 4.50%, 2/15/32, Callable 2/15/27 @
102.25 108,750
35,000 MIWD Holdco II LLC/MIWD Finance Corp., 5.50%,
2/1/30, Callable 2/1/25 @ 102.75(b) 30,800
139,550
Automobiles (0.0%
†
):
55,000 LCM Investments Holdings II LLC, 4.88%, 5/1/29,
Callable 5/1/24 @ 102.44(b) 51,012
75,000 LCM Investments Holdings II LLC, 8.25%, 8/1/31,
Callable 8/1/26 @ 104.13(b) 78,375
165,000 Thor Industries, Inc., 4.00%, 10/15/29, Callable
10/15/24 @ 102(b) 146,644
276,031
Banks (2.2%):
410,000 Bank of America Corp., Series L, 3.95%, 4/21/25 403,200
151,000 Bank of America Corp., 4.45%, 3/3/26 149,394
1,300,000 Bank of America Corp., 3.42% (TSFR3M+130 bps),
12/20/28, Callable 12/20/27 @ 100 1,224,012
980,000 Bank of America Corp., 2.30% (SOFR+122 bps),
7/21/32, Callable 7/21/31 @ 100 801,235
6,359,000 Bank of America Corp., 5.02% (SOFR+216 bps),
7/22/33, Callable 7/22/32 @ 100 6,277,230
2,455,000 Citigroup, Inc., 3.35% (TSFR3M+116 bps),
4/24/25, Callable 4/24/24 @ 100 2,438,195
1,098,000 Citigroup, Inc., 4.30%, 11/20/26 1,076,804
1,156,000 Citigroup, Inc., 4.41% (SOFR+391 bps), 3/31/31,
Callable 3/31/30 @ 100 1,109,004
2,635,000 Citigroup, Inc., 4.91% (SOFR+209 bps), 5/24/33,
Callable 5/24/32 @ 100 2,574,274
165,000 First-Citizens Bank & Trust Co., 6.13%, 3/9/28 167,882
2,500,000 JPMorgan Chase & Co., 4.49% (TSFR3M+379
bps), 3/24/31, Callable 3/24/30 @ 100 2,444,692
181,000 JPMorgan Chase & Co., 2.96% (TSFR3M+252
bps), 5/13/31, Callable 5/13/30 @ 100 159,382
5,828,000 JPMorgan Chase & Co., 4.59% (SOFR+180 bps),
4/26/33, Callable 4/26/32 @ 100 5,642,792
937,000 JPMorgan Chase & Co., 4.91% (SOFR+208 bps),
7/25/33, Callable 7/25/32 @ 100 922,905
724,000 Santander Holdings USA, Inc., 6.50% (SOFR+236
bps), 3/9/29, Callable 3/9/28 @ 100 745,629
3,705,000 Wells Fargo & Co., 2.41% (TSFR3M+109 bps),
10/30/25, Callable 10/30/24 @ 100, MTN 3,604,429
1,099,000 Wells Fargo & Co., 3.53% (SOFR+151 bps),
3/24/28, Callable 3/24/27 @ 100 1,044,741
Principal Amount Value
Corporate Bonds, continued
Banks, continued
$ 2,645,000 Wells Fargo & Co., 4.48% (TSFR3M+403 bps),
4/4/31, Callable 4/4/30 @ 100, MTN $ 2,555,118
1,800,000 Wells Fargo & Co., 5.01% (TSFR3M+450 bps),
4/4/51, Callable 4/4/50 @ 100, MTN 1,706,760
185,000 Wells Fargo & Co., 7.62% (H15T5Y+361 bps),
12/31/99, Callable 9/15/28 @ 100 194,019
70,000 Western Alliance Bancorp, 3.00% (TSFR3M+225
bps), 6/15/31, Callable 6/15/26 @ 100 60,900
35,302,597
Beverages (0.4%):
2,400,000 Anheuser-Busch Cos. LLC/Anheuser-Busch InBev
Worldwide, Inc., 4.70%, 2/1/36, Callable 8/1/35
@ 100 2,396,143
3,100,000 Anheuser-Busch InBev Worldwide, Inc., 3.50%,
6/1/30, Callable 3/1/30 @ 100 2,955,301
285,000 Triton Water Holdings, Inc., 6.25%, 4/1/29, Callable
4/1/24 @ 103.13(b) 247,594
5,599,038
Biotechnology (0.2%):
411,000 Amgen, Inc., 5.15%, 3/2/28, Callable 2/2/28 @ 100 420,556
375,000 Amgen, Inc., 5.25%, 3/2/30, Callable 1/2/30 @ 100 385,129
424,000 Amgen, Inc., 5.25%, 3/2/33, Callable 12/2/32 @
100 433,939
403,000 Amgen, Inc., 5.60%, 3/2/43, Callable 9/2/42 @ 100 416,872
200,000 Amgen, Inc., 5.65%, 3/2/53, Callable 9/2/52 @ 100 210,326
365,000 Amgen, Inc., 5.75%, 3/2/63, Callable 9/2/62 @ 100 383,886
175,000 Emergent BioSolutions , Inc., 3.88%, 8/15/28,
Callable 2/5/24 @ 101.94(b) 69,125
2,319,833
Broadline Retail (0.0%
†
):
20,000 Kohl's Corp., 4.25%, 7/17/25, Callable 4/17/25 @
100^ 19,350
Building Products (0.1%):
795,000 Advanced Drainage Systems, Inc., 5.00%, 9/30/27,
Callable 1/22/24 @ 101.25(b) 767,175
120,000 Builders FirstSource , Inc., 4.25%, 2/1/32, Callable
8/1/26 @ 102.13(b) 107,850
87,000 Carrier Global Corp., 5.90%, 3/15/34, Callable
12/15/33 @ 100(b) 93,842
91,000 Carrier Global Corp., 6.20%, 3/15/54, Callable
9/15/53 @ 100(b) 105,744
1,074,611
Capital Markets (1.0%):
2,707,000 Ares Capital Corp., 3.88%, 1/15/26, Callable
12/15/25 @ 100 2,596,238
250,000 Charles Schwab Corp. (The), Series H, 4.00%
(H15T10Y+308 bps), 12/31/99, Callable 12/1/30
@ 100 196,562
105,000 Charles Schwab Corp. (The), Series G, 5.37%
(H15T5Y+497 bps), Callable 6/1/25 @ 100 103,031
2,880,000 Goldman Sachs Group, Inc. (The), 3.80%, 3/15/30,
Callable 12/15/29 @ 100 2,708,955
1,263,000 Goldman Sachs Group, Inc. (The), 2.38%
(SOFR+125 bps), 7/21/32, Callable 7/21/31 @ 100 1,038,926
3,062,000 Goldman Sachs Group, Inc. (The), 3.10%
(SOFR+141 bps), 2/24/33, Callable 2/24/32 @ 100 2,616,611
128,000 Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37 140,101

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
December 31, 2023
12
See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Capital Markets, continued
$ 2,534,000 Morgan Stanley, 3.62% (SOFR+312 bps), 4/1/31,
Callable 4/1/30 @ 100 $ 2,331,326
2,236,000 Morgan Stanley, 4.89% (SOFR+208 bps), 7/20/33,
Callable 7/20/32 @ 100 2,172,661
1,700,000 Morgan Stanley, 6.34% (SOFR+256 bps),
10/18/33, Callable 10/18/32 @ 100 1,826,640
105,000 RP Escrow Issuer LLC, 5.25%, 12/15/25, Callable
2/5/24 @ 101.31^(b) 84,000
15,815,051
Chemicals (0.3%):
399,000 Celanese US Holdings LLC, 6.35%, 11/15/28,
Callable 10/15/28 @ 100 418,986
405,000 Celanese US Holdings LLC, 6.55%, 11/15/30,
Callable 9/15/30 @ 100 429,229
236,000 Celanese US Holdings LLC, 6.70%, 11/15/33,
Callable 8/15/33 @ 100 256,379
15,000 CF Industries, Inc., 4.95%, 6/1/43 13,706
510,000 Chemours Co. (The), 5.38%, 5/15/27, Callable
2/15/27 @ 100 494,063
915,000 Chemours Co. (The), 5.75%, 11/15/28, Callable
1/16/24 @ 102.88(b) 866,962
55,000 Garden Spinco Corp., 8.63%, 7/20/30, Callable
7/20/27 @ 102.16(b) 58,919
178,000 Kobe US Midco 2, Inc., 9.25%, 11/1/26, Callable
2/5/24 @ 102.31(b) 133,500
555,000 LSB Industries, Inc., 6.25%, 10/15/28, Callable
10/15/24 @ 103.13(b) 523,781
650,000 Olympus Water US Holding Corp., 4.25%, 10/1/28,
Callable 10/1/24 @ 102.13(b) 581,750
480,000 SCIH Salt Holdings, Inc., 4.88%, 5/1/28, Callable
5/1/24 @ 102.44(b) 450,000
70,000 SCIH Salt Holdings, Inc., 6.63%, 5/1/29, Callable
5/1/24 @ 103.31(b) 65,013
135,000 Scotts Miracle- Gro Co. (The), 4.38%, 2/1/32,
Callable 8/1/26 @ 102.19 114,412
330,000 Tronox , Inc., 4.63%, 3/15/29, Callable 3/15/24 @
102.31(b) 292,050
450,000 WR Grace Holdings LLC, 4.88%, 6/15/27, Callable
2/5/24 @ 102.44(b) 432,000
125,000 WR Grace Holdings LLC, 5.63%, 8/15/29, Callable
8/15/24 @ 102.81(b) 110,000
40,000 WR Grace Holdings LLC, 7.38%, 3/1/31, Callable
3/1/26 @ 103.69(b) 39,900
5,280,650
Commercial Services & Supplies (0.2%):
125,000 ADT Security Corp. (The), 4.13%, 8/1/29, Callable
8/1/28 @ 100(b) 115,000
602,000 Allied Universal Holdco LLC/Allied Universal Finance
Corp./Atlas Luxco 4 Sarl , 4.63%, 6/1/28, Callable
6/1/24 @ 102.31(b) 544,810
430,000 Aramark Services, Inc., 5.00%, 2/1/28, Callable
2/5/24 @ 101.67(b) 414,950
55,000 Clean Harbors, Inc., 6.38%, 2/1/31, Callable 2/1/26
@ 103.19(b) 55,825
395,000 CoreCivic , Inc., 8.25%, 4/15/26, Callable 4/15/24
@ 104.13 401,419
41,000 GEO Group, Inc. (The), 10.50%, 6/30/28, Callable
1/16/24 @ 102 41,666
Principal Amount Value
Corporate Bonds, continued
Commercial Services & Supplies, continued
$ 85,000 GEO Group, Inc. (The), 9.50%, 12/31/28, Callable
1/16/24 @ 102(b) $ 81,387
25,000 Legends Hospitality Holding Co. LLC/Legends
Hospitality Co-Issuer, Inc., 5.00%, 2/1/26, Callable
1/11/24 @ 102.5(b) 24,750
25,000 Pitney Bowes, Inc., 6.88%, 3/15/27, Callable
3/15/24 @ 103.44^(b) 23,281
45,000 Pitney Bowes, Inc., 7.25%, 3/15/29, Callable
3/15/24 @ 103.63(b) 37,800
405,000 Rand Parent LLC, 8.50%, 2/15/30, Callable 2/15/26
@ 104.25^(b) 387,788
270,000 Stericycle, Inc., 3.88%, 1/15/29, Callable 1/22/24
@ 101.94(b) 245,025
190,000 TKC Holdings, Inc., 10.50%, 5/15/29, Callable
5/15/24 @ 105.25(b) 174,800
2,548,501
Communications Equipment (0.0%
†
):
250,000 Viavi Solutions, Inc., 3.75%, 10/1/29, Callable
10/1/24 @ 101.88(b) 218,437
Construction & Engineering (0.2%):
300,000 AECOM, 5.13%, 3/15/27, Callable 12/15/26 @ 100 297,000
350,000 APX Group, Inc., 6.75%, 2/15/27, Callable 2/5/24
@ 103.38(b) 348,687
25,000 Arcosa , Inc., 4.38%, 4/15/29, Callable 4/15/24 @
102.19(b) 23,219
245,000 Artera Services LLC, 9.03%, 12/4/25, Callable
2/5/24 @ 102.26(b) 231,525
270,000 Dycom Industries, Inc., 4.50%, 4/15/29, Callable
4/15/24 @ 102.25(b) 249,750
55,000 Global Infrastructure Solutions, Inc., 5.63%, 6/1/29,
Callable 6/1/24 @ 102.81(b) 50,119
25,000 Great Lakes Dredge & Dock Corp., 5.25%, 6/1/29,
Callable 6/1/24 @ 102.63(b) 21,375
785,000 Pike Corp., 5.50%, 9/1/28, Callable 2/5/24 @
102.75(b) 747,712
135,000 Pike Corp., 8.63%, 1/31/31, Callable 1/31/27 @
104.31(b) 141,750
190,000 Railworks Holdings LP/ Railworks Rally, Inc., 8.25%,
11/15/28, Callable 11/15/24 @ 104.13(b) 188,100
200,000 VM Consolidated, Inc., 5.50%, 4/15/29, Callable
4/15/24 @ 102.75(b) 188,750
2,487,987
Construction Materials (0.0%
†
):
80,000 AmeriTex HoldCo Intermediate LLC, 10.25%,
10/15/28, Callable 10/15/25 @ 105.13(b) 81,700
210,000 Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31,
Callable 11/15/26 @ 104.44(b) 220,762
90,000 Summit Materials LLC/Summit Materials Finance
Corp., 7.25%, 1/15/31, Callable 1/15/27 @
103.63(b) 94,725
397,187
Consumer Finance (1.1%):
100,000 Ally Financial, Inc., 5.13%, 9/30/24 99,261
224,000 Ally Financial, Inc., 5.80%, 5/1/25, Callable 4/1/25
@ 100 224,003
1,500,000 Ally Financial, Inc., 5.75%, 11/20/25, Callable
10/21/25 @ 100^ 1,494,143

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
December 31, 2023
13
See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Consumer Finance, continued
$ 1,000,000 Ally Financial, Inc., 7.10%, 11/15/27, Callable
10/15/27 @ 100^ $ 1,038,963
590,000 Ally Financial, Inc., Series B, 4.70% (H15T5Y+387
bps), 12/31/99, Callable 5/15/26 @ 100 446,197
577,000 Capital One Financial Corp., 2.64% (SOFR+129
bps), 3/3/26, Callable 3/3/25 @ 100 552,539
740,000 Capital One Financial Corp., 4.99% (SOFR+216
bps), 7/24/26, Callable 7/24/25 @ 100 731,126
2,665,000 Capital One Financial Corp., 3.65%, 5/11/27,
Callable 4/11/27 @ 100 2,544,172
343,000 Capital One Financial Corp., 3.80%, 1/31/28,
Callable 12/31/27 @ 100 324,468
738,000 Capital One Financial Corp., 3.27% (SOFR+179
bps), 3/1/30, Callable 3/1/29 @ 100 656,795
1,100,000 Capital One Financial Corp., 5.25% (SOFR+260
bps), 7/26/30, Callable 7/26/29 @ 100 1,078,441
250,000 Discover Bank, 5.97% (USISOA05+173 bps),
8/9/28 240,187
2,253,000 Discover Financial Services, 4.50%, 1/30/26,
Callable 11/30/25 @ 100 2,226,712
174,000 Discover Financial Services, 6.70%, 11/29/32,
Callable 8/29/32 @ 100 181,488
295,000 OneMain Finance Corp., 3.50%, 1/15/27, Callable
2/5/24 @ 101.75 271,400
155,000 OneMain Finance Corp., 3.88%, 9/15/28, Callable
9/15/24 @ 101.94 136,787
430,000 OneMain Finance Corp., 4.00%, 9/15/30, Callable
9/15/25 @ 102 366,037
244,000 Synchrony Financial, 4.38%, 3/19/24, Callable
2/19/24 @ 100 242,892
797,000 Synchrony Financial, 4.25%, 8/15/24, Callable
5/15/24 @ 100 785,345
3,605,000 Synchrony Financial, 3.95%, 12/1/27, Callable
9/1/27 @ 100 3,352,679
16,993,635
Consumer Staples Distribution & Retail (0.4%):
25,000 Albertsons Cos., Inc./Safeway, Inc./New Albertsons
LP/Albertsons LLC, 4.63%, 1/15/27, Callable 2/5/24
@ 102.31(b) 24,125
210,000 Albertsons Cos., Inc./Safeway, Inc./New Albertsons
LP/Albertsons LLC, 6.50%, 2/15/28, Callable
2/15/25 @ 103.25(b) 211,313
50,000 Albertsons Cos., Inc./Safeway, Inc./New Albertsons
LP/Albertsons LLC, 3.50%, 3/15/29, Callable 2/5/24
@ 101.75(b) 45,375
605,000 Albertsons Cos., Inc./Safeway, Inc./New Albertsons
LP/Albertsons LLC, 4.88%, 2/15/30, Callable
2/15/25 @ 103.66(b) 577,775
240,000 C&S Group Enterprises LLC, 5.00%, 12/15/28,
Callable 2/5/24 @ 102.5(b) 192,300
1,380,000 JBS USA LUX SA/JBS USA Food Co./JBS USA
Finance, Inc., 2.50%, 1/15/27, Callable 12/15/26
@ 100 1,259,250
475,000 JBS USA LUX SA/JBS USA Food Co./JBS USA
Finance, Inc., 5.13%, 2/1/28, Callable 1/1/28 @ 100 469,656
180,000 JBS USA LUX SA/JBS USA Food Co./JBS USA
Finance, Inc., 5.50%, 1/15/30, Callable 1/15/25 @
102.75 175,500
Principal Amount Value
Corporate Bonds, continued
Consumer Staples Distribution & Retail, continued
$ 1,375,000 JBS USA LUX SA/JBS USA Food Co./JBS USA
Finance, Inc., 3.00%, 5/15/32, Callable 2/15/32
@ 100 $ 1,117,187
975,000 JBS USA LUX SA/JBS USA Food Co./JBS USA
Finance, Inc., 5.75%, 4/1/33, Callable 1/1/33 @ 100 957,937
445,000 Performance Food Group, Inc., 6.88%, 5/1/25,
Callable 2/5/24 @ 101.72(b) 446,113
70,000 Performance Food Group, Inc., 4.25%, 8/1/29,
Callable 8/1/24 @ 102.13(b) 64,225
93,000 Sysco Corp., 5.95%, 4/1/30, Callable 1/1/30 @ 100 98,608
45,000 United Natural Foods, Inc., 6.75%, 10/15/28,
Callable 2/5/24 @ 103.38(b) 36,338
660,000 US Foods, Inc., 4.63%, 6/1/30, Callable 6/1/25 @
102.31(b) 612,975
120,000 US Foods, Inc., 7.25%, 1/15/32, Callable 9/15/26
@ 103.63(b) 124,950
6,413,627
Containers & Packaging (0.2%):
200,000 Ardagh Metal Packaging Finance USA LLC/ Ardagh
Metal Packaging Finance plc, 6.00%, 6/15/27,
Callable 6/15/24 @ 103(b) 198,500
300,000 Ardagh Metal Packaging Finance USA LLC/ Ardagh
Metal Packaging Finance plc, 4.00%, 9/1/29,
Callable 5/15/24 @ 102(b) 252,750
705,000 Ardagh Packaging Finance plc/ Ardagh Holdings USA,
Inc., 4.13%, 8/15/26, Callable 1/16/24 @ 101.03(b) 641,550
190,000 Ball Corp., 3.13%, 9/15/31, Callable 6/15/31 @
100^ 162,450
570,000 Clydesdale Acquisition Holdings, Inc., 6.63%,
4/15/29, Callable 4/15/25 @ 103.31(b) 558,600
65,000 Graphic Packaging International LLC, 3.75%, 2/1/30,
Callable 8/1/29 @ 100(b) 58,500
195,000 Mauser Packaging Solutions Holding Co., 7.88%,
8/15/26, Callable 8/15/24 @ 103.94(b) 197,925
130,000 OI European Group BV, 4.75%, 2/15/30, Callable
11/15/24 @ 102.38(b) 122,038
180,000 Owens-Brockway Glass Container, Inc., 7.25%,
5/15/31, Callable 5/15/26 @ 103.63(b) 182,250
330,000 Sealed Air Corp., 5.00%, 4/15/29, Callable 4/15/25
@ 102.5(b) 317,625
135,000 Sealed Air Corp./Sealed Air Corp. U.S., 6.13%,
2/1/28, Callable 2/1/25 @ 103.06(b) 136,012
2,828,200
Distributors (0.0%
†
):
145,000 LBM Acquisition LLC, 6.25%, 1/15/29, Callable
2/5/24 @ 103.13(b) 129,050
75,000 USI, Inc., 7.50%, 1/15/32, Callable 1/15/27 @
103.75(b) 76,500
205,550
Diversified Consumer Services (0.0%
†
):
110,000 Sotheby's, 7.38%, 10/15/27, Callable 1/16/24 @
101.84(b) 105,600
Diversified REITs (0.4%):
430,000 Global Net Lease, Inc./Global Net Lease Operating
Partnership LP, 3.75%, 12/15/27, Callable 9/15/27
@ 100(b) 356,900

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
December 31, 2023
14
See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Diversified REITs, continued
$ 189,000 Piedmont Operating Partnership LP, 2.75%, 4/1/32,
Callable 1/1/32 @ 100 $ 128,024
96,000 STORE Capital Corp., 4.63%, 3/15/29, Callable
12/15/28 @ 100 88,690
1,277,000 STORE Capital Corp., 2.75%, 11/18/30, Callable
8/18/30 @ 100 1,006,825
131,000 Ventas Realty LP, 4.00%, 3/1/28, Callable 12/1/27
@ 100 124,663
367,000 Ventas Realty LP, 3.00%, 1/15/30, Callable
10/15/29 @ 100 325,166
1,430,000 Ventas Realty LP, 4.75%, 11/15/30, Callable
8/15/30 @ 100 1,390,665
400,000 WP Carey, Inc., 4.60%, 4/1/24, Callable 2/5/24
@ 100 398,276
3,000,000 WP Carey, Inc., 4.25%, 10/1/26, Callable 7/1/26
@ 100 2,951,493
66,000 WP Carey, Inc., 3.85%, 7/15/29, Callable 4/15/29
@ 100 61,706
6,832,408
Diversified Telecommunication Services (0.7%):
138,000 AT&T, Inc., 4.30%, 2/15/30, Callable 11/15/29
@ 100 135,676
400,000 AT&T, Inc., 5.15%, 11/15/46, Callable 5/15/46
@ 100 384,789
1,200,000 AT&T, Inc., 3.80%, 12/1/57, Callable 6/1/57 @ 100 886,896
20,000 Cablevision Lightpath LLC, 3.88%, 9/15/27, Callable
1/16/24 @ 101.94(b) 17,550
15,000 Cablevision Lightpath LLC, 5.63%, 9/15/28, Callable
1/16/24 @ 102.81(b) 11,944
300,000 Cogent Communications Group, Inc., 7.00%,
6/15/27, Callable 6/15/24 @ 103.5(b) 301,500
25,000 Consolidated Communications, Inc., 5.00%,
10/1/28, Callable 1/16/24 @ 103.75(b) 20,500
2,346,000 Discovery Communications LLC, 3.63%, 5/15/30,
Callable 2/15/30 @ 100 2,120,202
392,000 Discovery Communications LLC, 4.65%, 5/15/50,
Callable 11/15/49 @ 100 315,020
640,000 Frontier Communications Holdings LLC, 5.88%,
10/15/27, Callable 2/5/24 @ 102.94(b) 616,800
5,496 Frontier Communications Holdings LLC, 5.88%,
11/1/29, Callable 11/1/24 @ 102.94 4,651
145,000 Frontier Communications Holdings LLC, 8.75%,
5/15/30, Callable 5/15/25 @ 104.38(b) 148,806
90,000 Northwest Fiber LLC/Northwest Fiber Finance Sub,
Inc., 4.75%, 4/30/27, Callable 2/5/24 @ 102.38(b) 85,950
15,000 Northwest Fiber LLC/Northwest Fiber Finance Sub,
Inc., 6.00%, 2/15/28, Callable 2/15/24 @ 103(b) 13,800
3,725,000 Verizon Communications, Inc., 2.10%, 3/22/28,
Callable 1/22/28 @ 100 3,364,379
209,000 Verizon Communications, Inc., 2.55%, 3/21/31,
Callable 12/21/30 @ 100 180,097
265,000 Warnermedia Holdings, Inc., 3.64%, 3/15/25 259,270
519,000 Warnermedia Holdings, Inc., 3.76%, 3/15/27,
Callable 2/15/27 @ 100 496,774
180,000 Warnermedia Holdings, Inc., 4.05%, 3/15/29,
Callable 1/15/29 @ 100 170,619
753,000 Warnermedia Holdings, Inc., 4.28%, 3/15/32,
Callable 12/15/31 @ 100 687,790
Principal Amount Value
Corporate Bonds, continued
Diversified Telecommunication Services, continued
$ 391,000 Warnermedia Holdings, Inc., 5.05%, 3/15/42,
Callable 9/15/41 @ 100 $ 344,270
576,000 Warnermedia Holdings, Inc., 5.14%, 3/15/52,
Callable 9/15/51 @ 100 496,820
55,000 Zayo Group Holdings, Inc., 4.00%, 3/1/27, Callable
2/5/24 @ 100(b) 44,206
185,000 Zayo Group Holdings, Inc., 6.13%, 3/1/28, Callable
2/5/24 @ 103.06(b) 129,963
11,238,272
Electric Utilities (0.5%):
10,000 Alliant Holdings Intermediate LLC/Alliant Holdings
Co-Issuer, 4.25%, 10/15/27, Callable 2/5/24 @
102.13(b) 9,500
941,000 Alliant Holdings Intermediate LLC/Alliant Holdings
Co-Issuer, 6.75%, 10/15/27, Callable 2/5/24 @
101.69(b) 930,414
155,000 Alliant Holdings Intermediate LLC/Alliant Holdings
Co-Issuer, 5.88%, 11/1/29, Callable 11/1/24 @
102.94(b) 146,087
165,000 Cleco Corporate Holdings LLC, 3.38%, 9/15/29,
Callable 6/15/29 @ 100 145,072
54,000 Duquesne Light Holdings, Inc., 2.53%, 10/1/30,
Callable 7/1/30 @ 100(b) 44,159
587,000 Duquesne Light Holdings, Inc., 2.78%, 1/7/32,
Callable 10/7/31 @ 100(b) 471,151
173,000 Exelon Corp., 2.75%, 3/15/27, Callable 2/15/27
@ 100 162,786
1,075,000 Exelon Corp., 4.05%, 4/15/30, Callable 1/15/30
@ 100 1,026,005
210,000 Exelon Corp., 3.35%, 3/15/32, Callable 12/15/31
@ 100 188,068
136,000 IPALCO Enterprises, Inc., 3.70%, 9/1/24, Callable
7/1/24 @ 100 133,280
17,000 NextEra Energy Operating Partners LP, 4.25%,
9/15/24, Callable 7/15/24 @ 100(b) 16,469
230,000 NextEra Energy Operating Partners, LP, 7.25%,
1/15/29, Callable 10/15/28 @ 100(b) 240,350
430,000 NRG Energy, Inc., 5.75%, 1/15/28, Callable 1/22/24
@ 101.92^ 425,162
20,000 NRG Energy, Inc., 3.38%, 2/15/29, Callable 2/15/24
@ 101.69(b) 17,600
40,000 NRG Energy, Inc., 3.63%, 2/15/31, Callable 2/15/26
@ 101.81(b) 34,300
36,042 NSG Holdings LLC/NSG Holdings, Inc., 7.75%,
12/15/25(b) 36,132
1,370,000 PG&E Corp., 5.00%, 7/1/28, Callable 1/16/24 @
102.5 1,335,750
311,000 PG&E Corp., 5.25%, 7/1/30, Callable 7/1/25 @
102.63 300,796
140,000 Puget Energy, Inc., 4.10%, 6/15/30, Callable
3/15/30 @ 100 128,898
714,000 Puget Energy, Inc., 4.22%, 3/15/32, Callable
12/15/31 @ 100 649,527
15,000 TerraForm Power Operating LLC, 5.00%, 1/31/28,
Callable 7/31/27 @ 100(b) 14,550
47,159 Topaz Solar Farms LLC, 5.75%, 9/30/39(b) 46,216
605,000 Vistra Operations Co. LLC, 5.00%, 7/31/27, Callable
1/16/24 @ 101.25(b) 583,825

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
December 31, 2023
15
See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Electric Utilities, continued
$ 230,000 Vistra Operations Co. LLC, 7.75%, 10/15/31,
Callable 10/15/26 @ 103.88(b) $ 238,740
7,324,837
Electrical Equipment (0.1%):
665,000 Sensata Technologies BV, 4.00%, 4/15/29, Callable
4/15/24 @ 102(b) 611,800
725,000 TK Elevator US Newco , Inc., 5.25%, 7/15/27,
Callable 2/5/24 @ 102.63(b) 707,781
310,000 Vertiv Group Corp., 4.13%, 11/15/28, Callable
11/15/24 @ 102.06(b) 289,075
1,608,656
Electronic Equipment, Instruments & Components (0.0%
†
):
565,000 Coherent Corp., 5.00%, 12/15/29, Callable 12/14/24
@ 102.5(b) 535,338
Entertainment (0.0%
†
):
310,000 ROBLOX Corp., 3.88%, 5/1/30, Callable 11/1/24 @
101.94(b) 276,288
Financial Services (1.1%):
295,000 Acuris Finance U.S., Inc./ Acuris Finance SARL,
5.00%, 5/1/28, Callable 5/1/24 @ 102.5(b) 239,687
75,000 Arsenal AIC Parent LLC, 8.00%, 10/1/30, Callable
10/1/26 @ 104(b) 78,750
2,052,000 Blackstone Private Credit Fund, 4.70%, 3/24/25 2,015,002
888,000 Blackstone Private Credit Fund, 7.05%, 9/29/25^ 902,761
40,000 Block, Inc., 2.75%, 6/1/26, Callable 5/1/26 @ 100 37,600
40,000 Block, Inc., 3.50%, 6/1/31, Callable 3/1/31 @ 100 35,500
120,000 Cobra AcquisitionCo LLC, 6.38%, 11/1/29, Callable
11/1/24 @ 103.25(b) 91,800
242,000 Corebridge Financial, Inc., 3.50%, 4/4/25, Callable
3/4/25 @ 100 236,221
824,000 Corebridge Financial, Inc., 3.65%, 4/5/27, Callable
3/5/27 @ 100 790,555
339,000 Corebridge Financial, Inc., 3.85%, 4/5/29, Callable
2/5/29 @ 100 317,990
404,000 Corebridge Financial, Inc., 3.90%, 4/5/32, Callable
1/5/32 @ 100 364,739
92,000 Corebridge Financial, Inc., 4.35%, 4/5/42, Callable
10/5/41 @ 100 77,585
271,000 Corebridge Financial, Inc., 4.40%, 4/5/52, Callable
10/5/51 @ 100 226,629
295,000 Ford Motor Credit Co LLC, 4.13%, 8/17/27, Callable
6/17/27 @ 100 279,800
550,000 Ford Motor Credit Co LLC, 4.00%, 11/13/30,
Callable 8/13/30 @ 100 495,165
329,000 Ford Motor Credit Co. LLC, 5.58%, 3/18/24, Callable
2/18/24 @ 100 328,607
968,000 Ford Motor Credit Co. LLC, 4.06%, 11/1/24, Callable
10/1/24 @ 100 952,695
55,000 Ford Motor Credit Co. LLC, 5.13%, 6/16/25, Callable
5/16/25 @ 100 54,198
400,000 Ford Motor Credit Co. LLC, 2.90%, 2/10/29, Callable
12/10/28 @ 100 350,971
620,000 Ford Motor Credit Co. LLC, 5.11%, 5/3/29, Callable
2/3/29 @ 100 601,856
300,000 GGAM Finance, Ltd., 7.75%, 5/15/26, Callable
11/15/25 @ 100(b) 303,750
55,000 Greystar Real Estate Partners LLC, 7.75%, 9/1/30,
Callable 9/1/26 @ 103.88(b) 57,750
Principal Amount Value
Corporate Bonds, continued
Financial Services, continued
$ 200,000 GTCR W-2 Merger Sub LLC, 7.50%, 1/15/31,
Callable 1/15/27 @ 103.75(b) $ 212,250
50,000 HAT Holdings I LLC/HAT Holdings II LLC, 3.38%,
6/15/26, Callable 3/15/26 @ 100(b) 46,875
140,000 HAT Holdings I LLC/HAT Holdings II LLC, 8.00%,
6/15/27, Callable 3/15/27 @ 100(b) 145,775
640,000 Hightower Holding LLC, 6.75%, 4/15/29, Callable
4/15/24 @ 103.38(b) 576,000
115,000 HUB International, Ltd., 7.00%, 5/1/26, Callable
1/16/24 @ 100(b) 115,000
505,000 HUB International, Ltd., 5.63%, 12/1/29, Callable
12/1/24 @ 102.81(b) 479,750
240,000 HUB International, Ltd., 7.25%, 6/15/30, Callable
6/15/26 @ 103.63(b) 252,600
1,400,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp., 5.25%, 5/15/27, Callable 11/15/26 @ 100 1,263,500
358,000 Jackson Financial, Inc., 5.17%, 6/8/27, Callable
5/8/27 @ 100^ 352,689
91,000 Jackson Financial, Inc., 3.13%, 11/23/31, Callable
8/23/31 @ 100 75,631
386,000 Jackson Financial, Inc., 5.67%, 6/8/32, Callable
3/8/32 @ 100 387,991
70,000 Jane Street Group/JSG Finance, Inc., 4.50%,
11/15/29, Callable 11/15/24 @ 102.25(b) 65,275
40,000 Ladder Capital Finance Holdings LLLP/Ladder Capital
Finance Corp., 4.75%, 6/15/29, Callable 6/15/24
@ 102.38(b) 36,000
570,000 Level 3 Financing, Inc., 4.25%, 7/1/28, Callable
2/5/24 @ 102.13(b) 282,150
15,000 Level 3 Financing, Inc., 3.63%, 1/15/29, Callable
1/16/24 @ 101.81(b) 6,375
845,000 MPT Operating Partnership LP/MPT Finance Corp.,
5.25%, 8/1/26, Callable 2/5/24 @ 100.88^ 752,050
335,000 MPT Operating Partnership LP/MPT Finance Corp.,
5.00%, 10/15/27, Callable 2/5/24 @ 101.67 274,700
360,000 MPT Operating Partnership LP/MPT Finance Corp.,
3.50%, 3/15/31, Callable 3/15/26 @ 101.75 223,650
20,000 NCL Finance, Ltd., 6.13%, 3/15/28, Callable
12/15/27 @ 100(b) 19,000
2,296,000 Pine Street Trust I, 4.57%, 2/15/29, Callable
11/15/28 @ 100(b) 2,178,247
212,000 Sun Communities Operating LP, 2.30%, 11/1/28,
Callable 9/1/28 @ 100 185,063
272,000 Sun Communities Operating LP, 2.70%, 7/15/31,
Callable 4/15/31 @ 100 226,844
355,000 Uniti Group LP/ Uniti Fiber Holdings, Inc./CSL Capital
LLC, 6.00%, 1/15/30, Callable 1/15/25 @ 103(b) 247,612
17,244,638
Food Products (0.1%):
154,000 JBS USA Food Co., 3.63%, 1/15/32, Callable
1/15/27 @ 101.81(b) 131,093
650,000 Pilgrim's Pride Corp., 4.25%, 4/15/31, Callable
4/15/26 @ 102.13 585,000
500,000 Post Holdings, Inc., 5.75%, 3/1/27, Callable 1/22/24
@ 101.92(b) 495,625
45,000 Post Holdings, Inc., 5.63%, 1/15/28, Callable
1/22/24 @ 101.88(b) 44,325

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
December 31, 2023
16
See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Food Products, continued
$ 69,000 Post Holdings, Inc., 4.50%, 9/15/31, Callable
9/15/26 @ 102.25(b) $ 61,582
1,317,625
Gas Utilities (0.0%
†
):
375,000 NGL Energy Operating LLC/NGL Energy Finance
Corp., 7.50%, 2/1/26, Callable 2/5/24 @ 101.88(b) 377,344
Ground Transportation (0.1%):
1,050,000 Uber Technologies, Inc., 4.50%, 8/15/29, Callable
8/15/24 @ 102.25(b) 997,500
230,000 XPO, Inc., 7.13%, 2/1/32, Callable 2/1/27 @
103.56(b) 237,187
1,234,687
Health Care Equipment & Supplies (0.1%):
600,000 Hologic , Inc., 4.63%, 2/1/28, Callable 2/5/24 @
101.54(b) 574,500
600,000 Medline Borrower, LP, 3.88%, 4/1/29, Callable
10/1/24 @ 101.94(b) 543,000
1,117,500
Health Care Providers & Services (1.0%):
495,000 180 Medical, Inc., 3.88%, 10/15/29, Callable
10/7/24 @ 101.94(b) 444,263
140,000 AHP Health Partners, Inc., 5.75%, 7/15/29, Callable
7/15/24 @ 102.88(b) 121,450
35,000 Cano Health LLC, 6.25%, 10/1/28, Callable 10/1/24
@ 103.13(b) 2,275
55,000 Catalent Pharma Solutions, Inc., 3.13%, 2/15/29,
Callable 2/15/24 @ 101.56(b) 48,194
115,000 Catalent Pharma Solutions, Inc., 3.50%, 4/1/30,
Callable 4/1/25 @ 101.75(b) 100,481
3,765,000 Centene Corp., 4.25%, 12/15/27, Callable 1/22/24
@ 101.42 3,628,519
1,485,000 Centene Corp., 2.45%, 7/15/28, Callable 5/15/28
@ 100 1,317,937
410,000 Centene Corp., 4.63%, 12/15/29, Callable 12/15/24
@ 102.31 394,113
245,000 Centene Corp., 3.38%, 2/15/30, Callable 2/15/25
@ 101.69 219,581
610,000 Centene Corp., 2.63%, 8/1/31, Callable 5/1/31 @
100 507,062
255,000 CHS/Community Health Systems, Inc., 5.63%,
3/15/27, Callable 1/22/24 @ 102.81(b) 235,875
255,000 CHS/Community Health Systems, Inc., 6.00%,
1/15/29, Callable 1/22/24 @ 103(b) 228,225
385,000 CHS/Community Health Systems, Inc., 6.13%,
4/1/30, Callable 4/1/25 @ 103.06(b) 244,475
285,000 CHS/Community Health Systems, Inc., 5.25%,
5/15/30, Callable 5/15/25 @ 102.63(b) 236,550
45,000 CHS/Community Health Systems, Inc., 4.75%,
2/15/31, Callable 2/15/26 @ 102.38(b) 35,550
585,000 CHS/Community Health Systems, Inc., 10.88%,
1/15/32, Callable 2/15/27 @ 105.44(b) 613,519
299,000 Community Health Systems, Inc., 8.00%, 3/15/26,
Callable 2/5/24 @ 102(b) 297,505
185,000 Coty, Inc./HFC Prestige Products, Inc./HFC Prestige
International US LLC, 6.63%, 7/15/30, Callable
7/16/26 @ 103.31(b) 190,550
Principal Amount Value
Corporate Bonds, continued
Health Care Providers & Services, continued
$ 343,000 CVS Health Corp., 5.00%, 1/30/29, Callable
12/30/28 @ 100 $ 349,126
140,000 CVS Health Corp., 5.25%, 1/30/31, Callable
11/30/30 @ 100 142,781
495,000 DaVita, Inc., 4.63%, 6/1/30, Callable 6/1/25 @
102.31(b) 431,888
534,000 HCA, Inc., 5.63%, 9/1/28, Callable 3/1/28 @ 100 545,348
503,000 HCA, Inc., 5.88%, 2/1/29, Callable 8/1/28 @ 100 518,090
510,000 HCA, Inc., 3.50%, 9/1/30, Callable 3/1/30 @ 100 462,825
99,000 HCA, Inc., 3.63%, 3/15/32, Callable 12/15/31 @
100 88,680
50,000 HealthEquity , Inc., 4.50%, 10/1/29, Callable 10/1/24
@ 102.25(b) 46,000
314,000 Humana, Inc., 3.70%, 3/23/29, Callable 2/23/29
@ 100 301,371
400,000 IQVIA, Inc., 5.00%, 10/15/26, Callable 2/5/24 @
100.83(b) 394,500
30,000 Jazz Securities DAC, 4.38%, 1/15/29, Callable
7/15/24 @ 102.19(b) 27,825
350,000 LifePoint Health, Inc., 11.00%, 10/15/30, Callable
10/15/26 @ 105.5(b) 369,250
55,000 ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29,
Callable 10/1/24 @ 102.5(b) 44,687
150,000 ModivCare , Inc., 5.88%, 11/15/25, Callable 2/5/24
@ 101.47(b) 148,500
40,000 Molina Healthcare, Inc., 3.88%, 11/15/30, Callable
8/17/30 @ 100(b) 35,900
470,000 Molina Healthcare, Inc., 3.88%, 5/15/32, Callable
2/15/32 @ 100(b) 408,900
315,000 Organon & Co./ Organon Foreign Debt Co-Issuer BV,
4.13%, 4/30/28, Callable 4/30/24 @ 102.06(b) 287,831
25,000 Owens & Minor, Inc., 4.50%, 3/31/29, Callable
3/31/24 @ 102.25^(b) 22,000
127,000 Surgery Center Holdings, Inc., 6.75%, 7/1/25,
Callable 2/5/24 @ 100(b) 126,365
600,000 Tenet Healthcare Corp., 4.88%, 1/1/26, Callable
1/22/24 @ 101.22 591,000
590,000 Tenet Healthcare Corp., 6.25%, 2/1/27, Callable
1/22/24 @ 101.56 588,525
510,000 Tenet Healthcare Corp., 6.13%, 10/1/28, Callable
2/5/24 @ 103.06 506,175
295,000 Tenet Healthcare Corp., 4.25%, 6/1/29, Callable
6/1/24 @ 102.13 273,981
140,000 Tenet Healthcare Corp., 4.38%, 1/15/30, Callable
12/1/24 @ 102.19 129,500
117,000 Toledo Hospital (The), Series B, 5.33%, 11/15/28 108,225
85,000 Toledo Hospital (The), 6.02%, 11/15/48 66,406
35,000 US Renal Care, Inc., 10.63%, 7/15/27, Callable
2/5/24 @ 102.66(b) 17,500
15,899,303
Health Care REITs (0.3%):
45,000 CTR Partnership LP/ CareTrust Capital Corp., 3.88%,
6/30/28, Callable 3/30/28 @ 100(b) 41,063
66,000 Healthcare Realty Holdings LP, 3.50%, 8/1/26,
Callable 5/1/26 @ 100 62,935
63,000 Healthcare Realty Holdings LP, 3.10%, 2/15/30,
Callable 11/15/29 @ 100 55,238
101,000 Omega Healthcare Investors, Inc., 4.50%, 1/15/25,
Callable 10/15/24 @ 100 98,930

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
December 31, 2023
17
See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Health Care REITs, continued
$ 1,278,000 Omega Healthcare Investors, Inc., 4.50%, 4/1/27,
Callable 1/1/27 @ 100 $ 1,219,388
2,482,000 Omega Healthcare Investors, Inc., 3.63%, 10/1/29,
Callable 7/1/29 @ 100 2,189,844
133,000 Omega Healthcare Investors, Inc., 3.38%, 2/1/31,
Callable 11/1/30 @ 100 113,011
1,214,000 Sabra Health Care LP, 3.20%, 12/1/31, Callable
9/1/31 @ 100 995,480
4,775,889
Health Care Technology (0.0%
†
):
25,000 Clarivate Science Holdings Corp., 3.88%, 7/1/28,
Callable 6/30/24 @ 101.94(b) 23,437
625,000 Clarivate Science Holdings Corp., 4.88%, 7/1/29,
Callable 6/30/24 @ 102.44(b) 584,375
607,812
Hotel & Resort REITs (0.0%
†
):
40,000 Service Properties Trust, 4.95%, 2/15/27, Callable
8/15/26 @ 100 36,400
540,000 Service Properties Trust, 5.50%, 12/15/27, Callable
9/15/27 @ 100 495,450
45,000 Service Properties Trust, 4.95%, 10/1/29, Callable
7/1/29 @ 100 37,125
568,975
Hotels, Restaurants & Leisure (0.4%):
15,000 Affinity Interactive, 6.88%, 12/15/27, Callable
2/5/24 @ 103.44(b) 13,462
500,000 Boyd Gaming Corp., 4.75%, 6/15/31, Callable
6/15/26 @ 102.38(b) 457,500
550,000 Caesars Entertainment, Inc., 8.13%, 7/1/27, Callable
2/5/24 @ 104.06(b) 561,000
145,000 Caesars Entertainment, Inc., 4.63%, 10/15/29,
Callable 10/15/24 @ 102.31(b) 130,319
125,000 Carrols Restaurant Group, Inc., 5.88%, 7/1/29,
Callable 7/1/24 @ 102.94(b) 109,844
460,000 Churchill Downs, Inc., 5.75%, 4/1/30, Callable
4/1/25 @ 102.88(b) 447,350
30,000 ClubCorp Holdings, Inc., 8.50%, 9/15/25, Callable
2/5/24 @ 100(b) 27,000
275,000 Fertitta Entertainment LLC/Fertitta Entertainment
Finance Co., Inc., 4.63%, 1/15/29, Callable 1/15/25
@ 102.31(b) 249,562
160,000 Fertitta Entertainment LLC/Fertitta Entertainment
Finance Co., Inc., 6.75%, 1/15/30, Callable 1/15/25
@ 103.38(b) 140,400
530,000 Golden Entertainment, Inc., 7.63%, 4/15/26,
Callable 2/5/24 @ 101.91(b) 531,325
500,000 Hilton Domestic Operating Co., Inc., 4.00%, 5/1/31,
Callable 5/1/26 @ 102(b) 457,500
40,000 Hilton Grand Vacations Borrower Escrow LLC/Hilton
Grand Vacations Borrower Escrow, 5.00%, 6/1/29,
Callable 6/1/24 @ 102.5(b) 36,850
75,000 Jacobs Entertainment, Inc., 6.75%, 2/15/29,
Callable 2/15/25 @ 103.38(b) 70,219
45,000 Life Time, Inc., 5.75%, 1/15/26, Callable 2/5/24 @
101.44(b) 44,437
40,000 Marriott Ownership Resorts, Inc., 4.50%, 6/15/29,
Callable 6/15/24 @ 102.25^(b) 35,300
Principal Amount Value
Corporate Bonds, continued
Hotels, Restaurants & Leisure, continued
$ 900,000 NCL Corp., Ltd., 5.88%, 3/15/26, Callable 12/15/25
@ 100(b) $ 877,500
170,000 NCL Corp., Ltd., 5.88%, 2/15/27, Callable 2/15/24
@ 102.94(b) 167,875
310,000 Royal Caribbean Cruises, Ltd., 5.50%, 8/31/26,
Callable 2/28/26 @ 100(b) 307,288
115,000 Royal Caribbean Cruises, Ltd., 5.38%, 7/15/27,
Callable 10/15/26 @ 100(b) 112,987
95,000 Royal Caribbean Cruises, Ltd., 7.25%, 1/15/30,
Callable 12/15/25 @ 103.63(b) 98,800
510,000 Station Casinos LLC, 4.50%, 2/15/28, Callable
2/5/24 @ 102.25(b) 480,675
240,000 Viking Cruises, Ltd., 9.13%, 7/15/31, Callable
7/15/26 @ 104.56(b) 256,800
255,000 Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
5.50%, 3/1/25, Callable 12/1/24 @ 100(b) 252,450
390,000 Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
5.25%, 5/15/27, Callable 2/15/27 @ 100(b) 378,788
105,000 Wynn Resorts Finance LLC/Wynn Resorts Capital
Corp., 7.13%, 2/15/31, Callable 11/15/30 @ 100(b) 108,806
700,000 Yum! Brands, Inc., 3.63%, 3/15/31, Callable
12/15/30 @ 100 630,000
6,984,037
Household Durables (0.1%):
70,000 Ashton Woods USA LLC/Ashton Woods Finance Co.,
4.63%, 4/1/30, Callable 4/1/25 @ 102.31(b) 62,300
150,000 Century Communities, Inc., 3.88%, 8/15/29,
Callable 2/15/29 @ 100(b) 135,375
90,000 LGI Homes, Inc., 8.75%, 12/15/28, Callable
12/15/25 @ 104.38(b) 95,625
290,000 Newell Brands, Inc., 6.38%, 4/1/36, Callable
10/1/35 @ 100 264,625
130,000 Tempur Sealy International, Inc., 3.88%, 10/15/31,
Callable 10/15/26 @ 101.94(b) 109,525
265,000 TopBuild Corp., 4.13%, 2/15/32, Callable 10/15/26
@ 102.06(b) 235,519
902,969
Household Products (0.0%
†
):
55,000 Central Garden & Pet Co., 4.13%, 4/30/31, Callable
4/30/26 @ 102.06(b) 48,400
Independent Power and Renewable Electricity Producers
(0.2%):
1,457,000 AES Corp. (The), 3.30%, 7/15/25, Callable 6/15/25
@ 100(b) 1,402,829
1,412,000 AES Corp. (The), 3.95%, 7/15/30, Callable 4/15/30
@ 100(b) 1,306,100
218,000 AES Corp. (The), 2.45%, 1/15/31, Callable 10/15/30
@ 100 182,939
30,000 Clearway Energy Operating LLC, 4.75%, 3/15/28,
Callable 1/16/24 @ 103.56(b) 28,913
125,000 Leeward Renewable Energy Operations LLC, 4.25%,
7/1/29, Callable 7/1/24 @ 102.13(b) 108,750
35,000 Pattern Energy Operations LP/Pattern Energy
Operations, Inc., 4.50%, 8/15/28, Callable 2/5/24
@ 103.38(b) 32,637
85,000 Sunnova Energy Corp., 5.88%, 9/1/26, Callable
2/5/24 @ 102.94^(b) 70,762

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
December 31, 2023
18
See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Independent Power and Renewable Electricity Producers,
continued
$ 120,000 Sunnova Energy Corp., 11.75%, 10/1/28, Callable
4/1/28 @ 100^(b) $ 109,200
3,242,130
Industrial Conglomerates (0.0%
†
):
490,000 Brand Industrial Services, Inc., 10.38%, 8/1/30,
Callable 8/1/26 @ 105.19(b) 517,562
35,000 Roller Bearing Co. of America, Inc., 4.38%,
10/15/29, Callable 10/15/24 @ 102.19(b) 31,894
549,456
Industrial REITs (0.0%
†
):
735,000 LXP Industrial Trust, 4.40%, 6/15/24, Callable
3/15/24 @ 100 727,441
Insurance (0.3%):
585,000 Acrisure LLC/ Acrisure Finance, Inc., 6.00%, 8/1/29,
Callable 8/1/24 @ 103(b) 526,500
70,000 AmWINS Group, Inc., 4.88%, 6/30/29, Callable
6/30/24 @ 102.44(b) 63,700
40,000 AssuredPartners , Inc., 5.63%, 1/15/29, Callable
2/5/24 @ 102.81(b) 37,300
70,000 BroadStreet Partners, Inc., 5.88%, 4/15/29, Callable
4/15/24 @ 102.94(b) 65,100
2,771,000 Five Corners Funding Trust II, 2.85%, 5/15/30,
Callable 2/15/30 @ 100(b) 2,460,257
436,000 Pacific Lifecorp ., 5.13%, 1/30/43(b) 410,658
500,000 Peachtree Corners Funding Trust, 3.98%, 2/15/25(b) 490,169
185,000 Ryan Specialty LLC, 4.38%, 2/1/30, Callable 2/1/25
@ 102.19(b) 171,588
227,000 Unum Group, 4.00%, 6/15/29, Callable 3/15/29
@ 100 214,993
1,000,000 Unum Group, 5.75%, 8/15/42 966,610
5,406,875
IT Services (0.0%
†
):
500,000 Gartner, Inc., 4.50%, 7/1/28, Callable 2/5/24 @
102.25(b) 473,125
45,000 Gartner, Inc., 3.75%, 10/1/30, Callable 10/1/25 @
101.88(b) 39,656
35,000 Twilio , Inc., 3.63%, 3/15/29, Callable 3/15/24 @
101.81 31,937
35,000 Twilio , Inc., 3.88%, 3/15/31, Callable 3/15/26 @
101.94 31,194
575,912
Leisure Products (0.0%
†
):
5,000 Mattel, Inc., 5.88%, 12/15/27, Callable 2/5/24 @
102.94(b) 4,925
170,000 Mattel, Inc., 6.20%, 10/1/40 164,900
169,825
Life Sciences Tools & Services (0.0%
†
):
15,000 Charles River Laboratories International, Inc.,
4.25%, 5/1/28, Callable 1/22/24 @ 102.13(b) 14,231
30,000 Charles River Laboratories International, Inc.,
3.75%, 3/15/29, Callable 3/15/24 @ 101.88(b) 27,525
41,756
Machinery (0.1%):
55,000 GrafTech Finance, Inc., 4.63%, 12/15/28, Callable
2/5/24 @ 102.31(b) 36,438
Principal Amount Value
Corporate Bonds, continued
Machinery, continued
$ 110,000 GrafTech Global Enterprises, Inc., 9.88%, 12/15/28,
Callable 12/15/25 @ 104.94^(b) $ 84,837
170,000 ITT Holdings LLC, 6.50%, 8/1/29, Callable 8/1/24
@ 103.25(b) 150,450
230,000 Madison IAQ LLC, 4.13%, 6/30/28, Callable 6/30/24
@ 102.06(b) 209,300
650,000 Madison IAQ LLC, 5.88%, 6/30/29, Callable 6/30/24
@ 102.94(b) 572,000
45,000 Mueller Water Products, Inc., 4.00%, 6/15/29,
Callable 6/15/24 @ 102(b) 40,669
1,093,694
Media (0.9%):
300,000 Advantage Sales & Marketing, Inc., 6.50%,
11/15/28, Callable 1/16/24 @ 103.25(b) 275,625
255,000 Allen Media LLC/Allen Media Co-Issuer, Inc.,
10.50%, 2/15/28, Callable 2/5/24 @ 113(b) 135,150
25,000 Arches Buyer, Inc., 4.25%, 6/1/28, Callable 2/5/24
@ 102.13(b) 22,531
10,000 Arches Buyer, Inc., 6.13%, 12/1/28, Callable 2/5/24
@ 103.06(b) 8,650
880,000 CCO Holdings LLC/CCO Holdings Capital Corp.,
4.50%, 8/15/30, Callable 2/15/25 @ 102.25(b) 785,400
390,000 CCO Holdings LLC/CCO Holdings Capital Corp.,
4.50%, 5/1/32, Callable 5/1/26 @ 102.25 334,912
240,000 Central Parent LLC/CDK Global II LLC/CDK Financing
Co., Inc., 8.00%, 6/15/29, Callable 6/15/25 @
104(b) 249,900
1,500,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 4.91%, 7/23/25,
Callable 4/23/25 @ 100 1,485,683
813,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 4.40%, 4/1/33,
Callable 1/1/33 @ 100^ 745,429
1,256,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 5.38%, 5/1/47,
Callable 11/1/46 @ 100 1,066,800
809,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 5.25%, 4/1/53,
Callable 10/1/52 @ 100 681,129
1,064,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 5.50%, 4/1/63,
Callable 10/1/62 @ 100 889,143
345,000 Clear Channel Outdoor Holdings, Inc., 5.13%,
8/15/27, Callable 2/5/24 @ 101.28(b) 327,750
435,000 CMG Media Corp., 8.88%, 12/15/27, Callable
1/16/24 @ 102.22(b) 343,650
845,000 CSC Holdings LLC, 4.63%, 12/1/30, Callable 12/1/25
@ 102.31(b) 500,663
635,000 CSC Holdings LLC, 4.13%, 12/1/30, Callable 12/1/25
@ 102.06(b) 477,837
680,000 Diamond Sports Group LLC/Diamond Sports Finance
Co., 5.38%, 8/15/26, Callable 1/22/24 @ 101.34(b)
(d) 30,600
605,000 DISH DBS Corp., 7.75%, 7/1/26 418,963
790,000 DISH Network Corp., 11.75%, 11/15/27, Callable
5/15/25 @ 105.88(b) 824,563
1,094,000 Fox Corp., 4.71%, 1/25/29, Callable 10/25/28 @
100 1,088,051
93,000 Fox Corp., 5.48%, 1/25/39, Callable 7/25/38 @ 100 90,847

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
December 31, 2023
19
See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Media, continued
$ 140,000 Gray Television, Inc., 4.75%, 10/15/30, Callable
10/15/25 @ 102.38(b) $ 105,700
25,000 Match Group Holdings II LLC, 4.13%, 8/1/30,
Callable 5/1/25 @ 102.06(b) 22,688
190,000 Match Group Holdings II LLC, 3.63%, 10/1/31,
Callable 10/1/26 @ 101.81(b) 164,113
145,000 Radiate Holdco LLC/Radiate Finance, Inc., 6.50%,
9/15/28, Callable 2/5/24 @ 103.25(b) 71,050
350,000 TEGNA, Inc., 4.75%, 3/15/26, Callable 2/5/24 @
102.38(b) 340,375
1,620,000 Time Warner Cable LLC, 6.55%, 5/1/37 1,587,270
280,000 Time Warner Cable LLC, 7.30%, 7/1/38 288,637
69,000 Time Warner Cable LLC, 5.50%, 9/1/41, Callable
3/1/41 @ 100 60,041
435,000 Univision Communications, Inc., 6.63%, 6/1/27,
Callable 1/16/24 @ 103.31(b) 431,737
180,000 Univision Communications, Inc., 8.00%, 8/15/28,
Callable 8/15/25 @ 104(b) 185,625
245,000 Univision Communications, Inc., 4.50%, 5/1/29,
Callable 5/1/24 @ 102.25^(b) 219,275
14,259,787
Metals & Mining (0.1%):
45,000 Alcoa Nederland Holding BV, 4.13%, 3/31/29,
Callable 3/31/24 @ 102.06(b) 41,402
400,000 ATI, Inc., 5.88%, 12/1/27, Callable 2/5/24 @ 101.47 394,000
60,000 ATI, Inc., 4.88%, 10/1/29, Callable 10/1/24 @
102.44 55,800
45,000 ATI, Inc., 5.13%, 10/1/31, Callable 10/1/26 @
102.56 41,737
45,000 Cleveland-Cliffs, Inc., 4.63%, 3/1/29, Callable 3/1/24
@ 102.31(b) 41,569
45,000 Cleveland-Cliffs, Inc., 4.88%, 3/1/31, Callable 3/1/26
@ 102.44(b) 40,500
60,000 Commercial Metals Co., 4.13%, 1/15/30, Callable
1/15/25 @ 102.06 54,375
60,000 Commercial Metals Co., 4.38%, 3/15/32, Callable
3/15/27 @ 102.19 53,325
200,000 Kaiser Aluminun Corp., 4.63%, 3/1/28, Callable
2/5/24 @ 102.31(b) 184,000
125,000 Novelis Corp., 3.88%, 8/15/31, Callable 8/15/26 @
101.94(b) 109,844
1,016,552
Mortgage Real Estate Investment Trusts (REITs) (0.0%
†
):
45,000 Starwood Property Trust, Inc., 4.75%, 3/15/25,
Callable 9/15/24 @ 100 44,325
Multi-Utilities (0.1%):
1,100,000 NiSource, Inc., 2.95%, 9/1/29, Callable 6/1/29 @
100 1,005,711
1,000,000 NiSource, Inc., 5.25%, 2/15/43, Callable 8/15/42
@ 100 972,103
1,977,814
Office REITs (0.0%
†
):
400,000 Hudson Pacific Properties LP, 4.65%, 4/1/29,
Callable 1/1/29 @ 100 318,000
72,000 Vornado Realty LP, 2.15%, 6/1/26, Callable 5/1/26
@ 100 64,899
382,899
Principal Amount Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels (2.1%):
$ 45,000 Apache Corp., 5.10%, 9/1/40, Callable 3/1/40 @
100 $ 38,531
10,000 Apache Corp., 7.38%, 8/15/47 10,037
95,000 Calumet Specialty Products Partners LP/Calumet
Finance Corp., 9.75%, 7/15/28, Callable 7/15/25
@ 104.88(b) 93,575
300,000 CITGO Petroleum Corp., 6.38%, 6/15/26, Callable
2/5/24 @ 103.19(b) 298,500
125,000 CITGO Petroleum Corp., 8.38%, 1/15/29, Callable
10/15/25 @ 104.19(b) 128,437
50,000 CNX Midstream Partners LP, 4.75%, 4/15/30,
Callable 4/15/25 @ 102.38(b) 44,000
20,000 CNX Resources Corp., 6.00%, 1/15/29, Callable
2/5/24 @ 104.5(b) 19,050
114,000 Columbia Pipelines Operating Co. LLC, 5.93%,
8/15/30, Callable 6/15/30 @ 100(b) 118,151
309,000 Columbia Pipelines Operating Co. LLC, 6.04%,
11/15/33, Callable 8/15/33 @ 100(b) 324,232
92,000 Columbia Pipelines Operating Co. LLC, 6.50%,
8/15/43, Callable 2/15/43 @ 100(b) 99,188
166,000 Columbia Pipelines Operating Co. LLC, 6.54%,
11/15/53, Callable 5/15/53 @ 100(b) 183,148
99,000 Columbia Pipelines Operating Co. LLC, 6.71%,
8/15/63, Callable 2/15/63 @ 100(b) 109,993
305,000 Comstock Resources, Inc., 6.75%, 3/1/29, Callable
3/1/24 @ 103.38(b) 280,600
25,000 Comstock Resources, Inc., 5.88%, 1/15/30, Callable
1/15/25 @ 102.94(b) 21,656
485,000 Continental Resources, Inc., 5.75%, 1/15/31,
Callable 7/15/30 @ 100(b) 481,969
250,000 CQP Holdco LP/BIP-V Chinook Holdco LLC, 7.50%,
12/15/33, Callable 12/15/28 @ 103.75(b) 258,750
140,000 Crestwood Midstream Partners LP/Crestwood
Midstream Finance Corp., 7.38%, 2/1/31, Callable
2/1/26 @ 103.69(b) 147,000
605,000 CVR Energy, Inc., 5.25%, 2/15/25, Callable 2/15/24
@ 100(b) 604,274
20,000 CVR Energy, Inc., 5.75%, 2/15/28, Callable 1/22/24
@ 102.88(b) 18,550
350,000 CVR Energy, Inc., 8.50%, 1/15/29, Callable 1/15/26
@ 104.25(b) 348,687
230,000 DCP Midstream Operating LP, 5.38%, 7/15/25,
Callable 4/15/25 @ 100 229,713
2,905,000 DCP Midstream Operating LP, 5.63%, 7/15/27,
Callable 4/15/27 @ 100 2,963,100
321,000 DCP Midstream Operating LP, 5.13%, 5/15/29,
Callable 2/15/29 @ 100 320,599
25,000 Delek Logistics Partners LP/ Delek Logistics Finance
Corp., 7.13%, 6/1/28, Callable 6/1/24 @ 103.56(b) 23,562
26,000 Devon Energy Corp., 5.25%, 10/15/27, Callable
1/16/24 @ 101.75 26,290
40,000 DT Midstream, Inc., 4.13%, 6/15/29, Callable
6/15/24 @ 102.06(b) 36,600
1,000,000 Emera US Finance LP, 3.55%, 6/15/26, Callable
3/15/26 @ 100 962,901
300,000 Endeavor Energy Resources LP/EER Finance, Inc.,
5.75%, 1/30/28, Callable 2/5/24 @ 101.92(b) 298,500
65,000 Energy Transfer LP, 4.50%, 4/15/24, Callable
3/15/24 @ 100 64,730

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
December 31, 2023
20
See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 124,000 Energy Transfer LP, 3.90%, 5/15/24, Callable
2/15/24 @ 100 $ 123,369
42,000 Energy Transfer LP, 5.75%, 4/1/25, Callable 2/5/24
@ 100 41,979
2,229,000 Energy Transfer LP, 4.95%, 6/15/28, Callable
3/15/28 @ 100 2,220,548
106,000 Energy Transfer LP, 5.25%, 4/15/29, Callable
1/15/29 @ 100 106,698
109,000 Energy Transfer LP, 3.75%, 5/15/30, Callable
2/15/30 @ 100 101,122
128,000 Energy Transfer LP, Series 20Y, 5.80%, 6/15/38,
Callable 12/15/37 @ 100 128,403
83,000 Energy Transfer LP, 6.00%, 6/15/48, Callable
12/15/47 @ 100 83,459
73,000 Energy Transfer LP, 6.25%, 4/15/49, Callable
10/15/48 @ 100 75,227
1,908,000 Energy Transfer LP, 5.00%, 5/15/50, Callable
11/15/49 @ 100 1,708,832
400,000 Energy Transfer LP, Series A, 9.67%
(US0003M+403 bps), 12/31/99, Callable 1/22/24
@ 100 382,500
350,000 EnLink Midstream LLC, 5.63%, 1/15/28, Callable
7/15/27 @ 100(b) 344,750
400,000 EQM Midstream Partners LP, 7.50%, 6/1/27,
Callable 6/1/24 @ 103.75(b) 411,000
50,000 EQM Midstream Partners LP, 6.50%, 7/1/27,
Callable 1/1/27 @ 100(b) 51,000
45,000 EQM Midstream Partners LP, 4.50%, 1/15/29,
Callable 7/15/28 @ 100(b) 42,638
30,000 EQT Corp., 5.00%, 1/15/29, Callable 7/15/28 @ 100 29,700
255,000 Genesis Energy LP/Genesis Energy Finance Corp.,
8.00%, 1/15/27, Callable 2/5/24 @ 104 259,463
650,000 Hess Corp., 4.30%, 4/1/27, Callable 1/1/27 @ 100 642,491
71,000 Hess Corp., 7.30%, 8/15/31 82,097
50,000 Hess Corp., 7.13%, 3/15/33 58,070
2,002,000 Hess Corp., 5.60%, 2/15/41 2,100,595
1,166,000 Hess Corp., 5.80%, 4/1/47, Callable 10/1/46 @ 100 1,258,640
405,000 Hess Midstream Operations LP, 5.63%, 2/15/26,
Callable 2/5/24 @ 101.41(b) 401,963
80,000 Hess Midstream Operations LP, 4.25%, 2/15/30,
Callable 2/15/25 @ 102.13(b) 73,300
125,000 Kinetik Holdings LP, 5.88%, 6/15/30, Callable
6/15/25 @ 102.94(b) 122,621
230,000 Kinetik Holdings, LP, 6.63%, 12/15/28, Callable
12/15/25 @ 103.31(b) 234,446
278,000 Mesquite Energy, Inc., 7.25%, 2/15/23(a)(b)(d) —
159,000 MPLX LP, 4.88%, 12/1/24, Callable 9/1/24 @ 100 158,136
722,000 MPLX LP, 4.95%, 9/1/32, Callable 6/1/32 @ 100 707,445
251,000 Murphy Oil Corp., 5.88%, 12/1/27, Callable 1/22/24
@ 101.96 249,117
400,000 New Fortress Energy, Inc., 6.75%, 9/15/25, Callable
1/26/24 @ 101.69(b) 395,000
250,000 New Fortress Energy, Inc., 6.50%, 9/30/26, Callable
2/5/24 @ 103.25(b) 239,375
406,000 Occidental Petroleum Corp., 5.55%, 3/15/26,
Callable 12/15/25 @ 100 408,923
310,000 Occidental Petroleum Corp., 3.50%, 8/15/29,
Callable 5/15/29 @ 100 275,512
Principal Amount Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 255,000 Occidental Petroleum Corp., 8.88%, 7/15/30,
Callable 1/15/30 @ 100 $ 298,031
779,000 Occidental Petroleum Corp., 7.50%, 5/1/31 872,480
16,000 Occidental Petroleum Corp., 7.88%, 9/15/31 18,220
78,000 Occidental Petroleum Corp., 6.45%, 9/15/36 82,680
30,000 Occidental Petroleum Corp., 4.30%, 8/15/39,
Callable 2/15/39 @ 100 24,150
410,000 Occidental Petroleum Corp., 6.60%, 3/15/46,
Callable 9/15/45 @ 100 443,825
295,000 Occidental Petroleum Corp., 4.40%, 4/15/46,
Callable 10/15/45 @ 100 240,425
430,000 Occidental Petroleum Corp., 4.10%, 2/15/47,
Callable 8/15/46 @ 100 311,212
55,000 Occidental Petroleum Corp., 4.20%, 3/15/48,
Callable 9/15/47 @ 100 43,175
65,000 Occidental Petroleum Corp., 4.40%, 8/15/49,
Callable 2/15/49 @ 100 48,100
280,000 PBF Holding Co. LLC/PBF Finance Corp., 6.00%,
2/15/28, Callable 2/5/24 @ 103 273,000
20,000 PDC Energy, Inc., 5.75%, 5/15/26, Callable 2/5/24
@ 101.44 19,950
65,000 Permian Resources Operating LLC, 5.88%, 7/1/29,
Callable 7/1/24 @ 102.94(b) 63,050
265,000 Permian Resources Operating LLC, 7.00%, 1/15/32,
Callable 1/15/27 @ 103.5(b) 272,287
26,000 Phillips 66, 3.85%, 4/9/25, Callable 3/9/25 @ 100 25,557
1,172,000 Plains All American Pipeline LP/PAA Finance Corp.,
3.60%, 11/1/24, Callable 8/1/24 @ 100 1,152,607
270,000 Range Resources Corp., 4.88%, 5/15/25, Callable
2/15/25 @ 100 265,950
335,000 Sabine Pass Liquefaction LLC, 4.50%, 5/15/30,
Callable 11/15/29 @ 100 327,462
229,000 Sitio Royalties Operating Partnership LP/ Sitio
Finance Corp., 7.88%, 11/1/28, Callable 11/1/25
@ 103.94(b) 235,870
10,000 SM Energy Co., 5.63%, 6/1/25, Callable 2/5/24
@ 100 9,900
50,000 SM Energy Co., 6.75%, 9/15/26, Callable 2/5/24
@ 101.13 50,000
300,000 SM Energy Co., 6.50%, 7/15/28, Callable 7/15/24
@ 103.25 298,875
130,000 Southwestern Energy Co., 4.75%, 2/1/32, Callable
2/1/27 @ 102.38 120,575
5,000 Sunoco LP/Sunoco Finance Corp., 6.00%, 4/15/27,
Callable 2/5/24 @ 102 5,000
242,000 Sunoco LP/Sunoco Finance Corp., 5.88%, 3/15/28,
Callable 2/5/24 @ 102.94 241,395
430,000 Sunoco LP/Sunoco Finance Corp., 4.50%, 5/15/29,
Callable 5/15/24 @ 102.25 402,050
350,000 Tallgrass Energy Partners LP/Tallgrass Energy
Finance Corp., 6.00%, 12/31/30, Callable 12/31/25
@ 103(b) 325,500
25,000 Targa Resources Partners LP/Targa Resources
Partners Finance Corp., 5.50%, 3/1/30, Callable
3/1/25 @ 102.75 24,906
445,000 Targa Resources Partners LP/Targa Resources
Partners Finance Corp., 4.88%, 2/1/31, Callable
2/1/26 @ 102.44 430,538

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
December 31, 2023
21
See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 45,000 Targa Resources Partners LP/Targa Resources
Partners Finance Corp., 4.00%, 1/15/32, Callable
7/15/26 @ 102 $ 41,062
43,000 Transcontinental Gas Pipe Line Co. LLC, 3.25%,
5/15/30, Callable 2/15/30 @ 100 39,091
400,000 Transocean, Inc., 11.50%, 1/30/27, Callable 1/16/24
@ 105.75(b) 419,000
161,500 Transocean, Inc., 8.75%, 2/15/30, Callable 2/15/26
@ 104.38(b) 168,364
600,000 Venture Global Calcasieu Pass LLC, 3.88%, 8/15/29,
Callable 2/15/29 @ 100(b) 537,000
1,000,000 Western Midstream Operating LP, 3.10%, 2/1/25,
Callable 1/1/25 @ 100 972,500
40,000 Western Midstream Operating LP, 3.95%, 6/1/25,
Callable 3/1/25 @ 100 39,000
137,000 Western Midstream Operating LP, 4.65%, 7/1/26,
Callable 4/1/26 @ 100 134,431
1,000,000 Western Midstream Operating LP, 4.50%, 3/1/28,
Callable 12/1/27 @ 100 966,250
66,000 Western Midstream Operating LP, 4.75%, 8/15/28,
Callable 5/15/28 @ 100 64,515
755,000 Williams Cos., Inc. (The), 4.65%, 8/15/32, Callable
5/15/32 @ 100 737,079
171,000 Williams Cos., Inc. (The), 5.30%, 8/15/52, Callable
2/15/52 @ 100 167,325
33,285,129
Paper & Forest Products (0.0%
†
):
45,000 Mercer International, Inc., 5.13%, 2/1/29, Callable
2/1/24 @ 102.56 38,587
Passenger Airlines (0.0%
†
):
80,000 American Airlines, Inc., 7.25%, 2/15/28, Callable
2/15/25 @ 103.63(b) 81,000
195,000 American Airlines, Inc., 8.50%, 5/15/29, Callable
11/15/25 @ 104.25(b) 205,725
286,725
Personal Care Products (0.0%
†
):
125,000 BellRing Brands, Inc., 7.00%, 3/15/30, Callable
3/15/27 @ 101.75(b) 129,219
Pharmaceuticals (0.2%):
97,000 Bausch Health Cos., Inc., 11.00%, 9/30/28(b) 69,355
19,000 Bausch Health Cos., Inc., 14.00%, 10/15/30,
Callable 10/15/25 @ 106(b) 10,640
1,000,000 Bayer US Finance II LLC, 4.25%, 12/15/25, Callable
10/15/25 @ 100(b) 974,057
76,000 Elanco Animal Health, Inc., 6.65%, 8/28/28, Callable
5/28/28 @ 100 78,755
40,000 Viatris , Inc., 1.65%, 6/22/25, Callable 5/22/25 @
100 37,822
1,406,000 Viatris , Inc., 2.70%, 6/22/30, Callable 3/22/30 @
100 1,182,152
90,000 Viatris , Inc., 3.85%, 6/22/40, Callable 12/22/39
@ 100 67,056
2,419,837
Professional Services (0.0%
†
):
140,000 ASGN, Inc., 4.63%, 5/15/28, Callable 2/5/24 @
102.31(b) 132,650
Principal Amount Value
Corporate Bonds, continued
Professional Services, continued
$ 335,000 CoreLogic , Inc., 4.50%, 5/1/28, Callable 5/1/24 @
102.25(b) $ 292,706
120,000 TriNet Group, Inc., 7.13%, 8/15/31, Callable
8/15/26 @ 103.56(b) 123,600
548,956
Real Estate Management & Development (0.3%):
371,000 American Homes 4 Rent LP, 3.63%, 4/15/32,
Callable 1/15/32 @ 100 333,638
110,400 Anywhere Real Estate Group LLC/Anywhere Co-
Issuer Corp., 7.00%, 4/15/30, Callable 4/15/25 @
102.63(b) 101,706
1,265,000 Brandywine Operating Partners LP, 3.95%,
11/15/27, Callable 8/15/27 @ 100 1,139,975
1,039,000 Brandywine Operating Partnership LP, 4.10%,
10/1/24, Callable 7/1/24 @ 100 1,015,623
719,000 Brandywine Operating Partnership LP, 7.80%,
3/15/28, Callable 2/15/28 @ 100 727,135
62,000 Brandywine Operating Partnership LP, 4.55%,
10/1/29, Callable 7/1/29 @ 100 54,173
210,000 CBRE Services, Inc., 2.50%, 4/1/31, Callable 1/1/31
@ 100 177,489
68,000 Corporate Office Properties LP, 2.25%, 3/15/26,
Callable 2/15/26 @ 100 63,602
68,000 Corporate Office Properties LP, 2.00%, 1/15/29,
Callable 11/15/28 @ 100 55,888
93,000 Corporate Office Properties LP, 2.75%, 4/15/31,
Callable 1/15/31 @ 100 76,179
550,000 Invitation Homes Operating Partnership LP, 4.15%,
4/15/32, Callable 1/15/32 @ 100^ 504,121
175,000 Kennedy-Wilson, Inc., 4.75%, 2/1/30, Callable
9/1/24 @ 102.38 139,125
300,000 Pine Street Trust II, 5.57%, 2/15/49, Callable
8/15/48 @ 100(b) 276,833
7,000 Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%,
1/15/29, Callable 1/22/24 @ 102.88(b) 5,442
60,000 VICI Properties LP/VICI Note Co., Inc., 3.50%,
2/15/25, Callable 2/5/24 @ 100.88(b) 58,200
25,000 VICI Properties LP/VICI Note Co., Inc., 4.63%,
6/15/25, Callable 3/15/25 @ 100(b) 24,562
335,000 VICI Properties LP/VICI Note Co., Inc., 4.25%,
12/1/26, Callable 2/5/24 @ 101.06(b) 321,600
5,075,291
Retail REITs (0.4%):
536,000 Boston Properties LP, 6.75%, 12/1/27, Callable
11/1/27 @ 100 558,676
355,000 Brixmor Operating Partnership LP, 3.85%, 2/1/25,
Callable 11/1/24 @ 100 347,867
15,000 Kite Realty Group Trust, 4.75%, 9/15/30, Callable
6/15/30 @ 100 14,182
2,200,000 Tanger Properties LP, 3.13%, 9/1/26, Callable
6/1/26 @ 100 2,052,274
581,000 Tanger Properties LP, 2.75%, 9/1/31, Callable
6/1/31 @ 100 467,829
93,000 VICI Properties LP, 4.38%, 5/15/25 91,256
731,000 VICI Properties LP, 4.75%, 2/15/28, Callable
1/15/28 @ 100 712,725
1,082,000 VICI Properties LP, 4.95%, 2/15/30, Callable
12/15/29 @ 100 1,048,188

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
December 31, 2023
22
See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Retail REITs, continued
$ 249,000 VICI Properties LP, 5.13%, 5/15/32, Callable
2/15/32 @ 100 $ 242,153
5,535,150
Semiconductors & Semiconductor Equipment (0.4%):
65,000 Broadcom, Inc., 1.95%, 2/15/28, Callable 12/15/27
@ 100(b) 58,145
4,456,000 Broadcom, Inc., 2.45%, 2/15/31, Callable 11/15/30
@ 100(b) 3,797,145
564,000 Broadcom, Inc., 2.60%, 2/15/33, Callable 11/15/32
@ 100(b) 465,070
1,648,000 Broadcom, Inc., 3.50%, 2/15/41, Callable 8/15/40
@ 100(b) 1,306,897
310,000 Entegris , Inc., 4.38%, 4/15/28, Callable 1/16/24 @
102.19(b) 294,888
50,000 ON Semiconductor Corp., 3.88%, 9/1/28, Callable
2/5/24 @ 101.94(b) 46,500
285,000 Qorvo , Inc., 4.38%, 10/15/29, Callable 10/15/24
@ 102.19 271,463
6,240,108
Software (0.5%):
465,000 AthenaHealth Group, Inc., 6.50%, 2/15/30, Callable
2/15/25 @ 103.25(b) 420,825
600,000 Black Knight InfoServ LLC, 3.63%, 9/1/28, Callable
1/16/24 @ 101.81(b) 569,250
15,000 Booz Allen Hamilton, Inc., 4.00%, 7/1/29, Callable
7/1/24 @ 102(b) 14,063
35,000 Boxer Parent Co., Inc., 7.13%, 10/2/25, Callable
2/5/24 @ 101.78(b) 35,131
770,000 Cloud Software Group, Inc., 6.50%, 3/31/29,
Callable 9/30/25 @ 103.25(b) 729,575
205,000 Elastic NV, 4.13%, 7/15/29, Callable 7/15/24 @
102.06(b) 186,550
150,000 Fair Isaac Corp., 4.00%, 6/15/28, Callable 1/22/24
@ 101(b) 141,187
205,000 Neptune Bidco U.S., Inc., 9.29%, 4/15/29, Callable
10/15/25 @ 104.65(b) 190,650
253,000 Oracle Corp., 1.65%, 3/25/26, Callable 2/25/26
@ 100 235,955
2,200,000 Oracle Corp., 2.80%, 4/1/27, Callable 2/1/27 @ 100 2,073,839
400,000 Oracle Corp., 2.30%, 3/25/28, Callable 1/25/28
@ 100 364,232
2,990,000 Oracle Corp., 2.88%, 3/25/31, Callable 12/25/30
@ 100 2,654,525
400,000 SS&C Technologies, Inc., 5.50%, 9/30/27, Callable
2/5/24 @ 102.75(b) 393,000
165,000 Veritas US, Inc./Veritas Bermuda, Ltd., 7.50%,
9/1/25, Callable 2/5/24 @ 100(b) 135,712
8,144,494
Specialized REITs (0.0%
†
):
297,000 SBA Tower Trust, 2.84%, 1/15/25, Callable 2/5/24
@ 100(b) 286,945
97,000 SBA Tower Trust, 1.88%, 1/15/26, Callable 1/15/25
@ 100(b) 89,947
74,000 SBA Tower Trust, 2.33%, 1/15/28, Callable 7/15/26
@ 100(b) 65,443
442,335
Principal Amount Value
Corporate Bonds, continued
Specialty Retail (0.3%):
$ 55,000 ACProducts Holdings, Inc., 6.38%, 5/15/29, Callable
5/15/24 @ 103.19(b) $ 40,219
80,000 Asbury Automotive Group, Inc., 4.63%, 11/15/29,
Callable 11/15/24 @ 102.31(b) 74,100
85,000 Asbury Automotive Group, Inc., 5.00%, 2/15/32,
Callable 11/15/26 @ 102.5(b) 77,563
65,000 At Home Group, Inc., 4.88%, 7/15/28, Callable
2/5/24 @ 102.44(b) 24,050
32,000 AutoNation, Inc., 4.75%, 6/1/30, Callable 3/1/30
@ 100 30,794
49,000 AutoZone, Inc., 3.63%, 4/15/25, Callable 3/15/25
@ 100 48,096
1,229,000 AutoZone, Inc., 4.00%, 4/15/30, Callable 1/15/30
@ 100 1,167,095
565,000 Bath & Body Works, Inc., 6.63%, 10/1/30, Callable
10/1/25 @ 103.31(b) 576,300
150,000 Carvana Co., 5.88%, 10/1/28, Callable 1/16/24 @
104.41(b) 93,000
430,000 Carvana Co., 4.88%, 9/1/29, Callable 9/1/24 @
102.44(b) 262,300
125,000 Carvana Co., 10.25%, 5/1/30, Callable 5/1/27 @
105.13(b) 96,250
65,000 Foot Locker, Inc., 4.00%, 10/1/29, Callable 10/1/24
@ 102^(b) 53,950
125,000 Gap, Inc. (The), 3.88%, 10/1/31, Callable 10/1/26
@ 101.94(b) 102,187
80,000 Lowe's Cos., Inc., 3.35%, 4/1/27, Callable 3/1/27
@ 100 77,070
1,138,000 Lowe's Cos., Inc., 4.45%, 4/1/62, Callable 10/1/61
@ 100 959,275
340,000 Michaels Cos, Inc. (The), 5.25%, 5/1/28, Callable
1/16/24 @ 102.63^(b) 268,600
20,000 Party City Holdings, Inc., 8.75%, 2/15/26(b)(d) 2,146
15,000 Upbound Group, Inc., 6.38%, 2/15/29, Callable
2/15/24 @ 103.19(b) 13,950
25,000 Valvoline, Inc., 4.25%, 2/15/30, Callable 2/15/25
@ 102.13(b) 24,750
350,000 Valvoline, Inc., 3.63%, 6/15/31, Callable 6/15/26
@ 101.81(b) 298,813
85,000 Victoria's Secret & Co., 4.63%, 7/15/29, Callable
7/15/24 @ 102.31(b) 70,656
4,361,164
Technology Hardware, Storage & Peripherals (0.1%):
500,000 CommScope , Inc., 4.75%, 9/1/29, Callable 9/1/24
@ 102.38(b) 335,000
55,000 Dell International LLC/EMC Corp., 5.85%, 7/15/25,
Callable 6/15/25 @ 100 55,511
83,000 Dell International LLC/EMC Corp., 6.02%, 6/15/26,
Callable 3/15/26 @ 100 84,888
101,000 Dell International LLC/EMC Corp., 6.10%, 7/15/27,
Callable 5/15/27 @ 100 104,758
87,000 Dell International LLC/EMC Corp., 6.20%, 7/15/30,
Callable 4/15/30 @ 100 93,260
115,000 Seagate HDD Cayman, 8.25%, 12/15/29, Callable
7/15/26 @ 104.13(b) 123,912
797,329

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
December 31, 2023
23
See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Textiles, Apparel & Luxury Goods (0.2%):
$ 130,000 Crocs, Inc., 4.13%, 8/15/31, Callable 8/15/26 @
102.06(b) $ 109,525
40,000 Kontoor Brands, Inc., 4.13%, 11/15/29, Callable
11/15/24 @ 102.06(b) 35,800
45,000 Levi Strauss & Co., 3.50%, 3/1/31, Callable 3/1/26
@ 101.75(b) 38,812
108,000 Tapestry, Inc., 7.05%, 11/27/25 110,477
292,000 Tapestry, Inc., 7.00%, 11/27/26 302,730
467,000 Tapestry, Inc., 7.35%, 11/27/28, Callable 10/27/28
@ 100 490,561
522,000 Tapestry, Inc., 7.70%, 11/27/30, Callable 9/27/30
@ 100 549,195
522,000 Tapestry, Inc., 7.85%, 11/27/33, Callable 8/27/33
@ 100 555,304
235,000 Wolverine World Wide, Inc., 4.00%, 8/15/29,
Callable 8/15/24 @ 102(b) 184,475
2,376,879
Tobacco (0.1%):
294,000 Altria Group, Inc., 4.25%, 8/9/42 238,717
191,000 Altria Group, Inc., 4.50%, 5/2/43 157,555
175,000 Altria Group, Inc., 5.38%, 1/31/44^ 172,441
72,000 Altria Group, Inc., 5.95%, 2/14/49, Callable 8/14/48
@ 100 72,788
144,000 Reynolds American, Inc., 4.45%, 6/12/25, Callable
3/12/25 @ 100 142,379
120,000 Reynolds American, Inc., 5.70%, 8/15/35, Callable
2/15/35 @ 100 116,840
45,000 Turning Point Brands, Inc., 5.63%, 2/15/26, Callable
1/16/24 @ 102.81(b) 41,794
942,514
Trading Companies & Distributors (0.2%):
295,000 Air Lease Corp., 4.25%, 2/1/24 294,476
2,465,000 Air Lease Corp., 3.38%, 7/1/25, Callable 6/1/25
@ 100 2,385,117
130,000 Beacon Roofing Supply, Inc., 6.50%, 8/1/30,
Callable 8/1/26 @ 103.25(b) 132,925
175,000 Fortress Transportation and Infrastructure Investors
LLC, 7.88%, 12/1/30, Callable 12/1/26 @ 103.94(b) 181,781
30,000 Foundation Building Materials, Inc., 6.00%, 3/1/29,
Callable 3/1/24 @ 103(b) 26,700
30,000 SRS Distribution, Inc., 4.63%, 7/1/28, Callable
7/1/24 @ 102.31(b) 28,463
15,000 SRS Distribution, Inc., 6.13%, 7/1/29, Callable
7/1/24 @ 103.06(b) 13,912
90,000 SRS Distribution, Inc., 6.00%, 12/1/29, Callable
12/1/24 @ 103(b) 83,813
3,147,187
Wireless Telecommunication Services (0.3%):
1,155,000 Sprint Capital Corp., 8.75%, 3/15/32 1,424,981
2,860,000 T-Mobile USA, Inc., 3.75%, 4/15/27, Callable
2/15/27 @ 100 2,775,307
40,000 T-Mobile USA, Inc., 4.75%, 2/1/28, Callable 1/16/24
@ 102.38 39,850
45,000 T-Mobile USA, Inc., 3.38%, 4/15/29, Callable
4/15/24 @ 101.69 41,868
Principal Amount Value
Corporate Bonds, continued
Wireless Telecommunication Services, continued
$ 430,000 T-Mobile USA, Inc., 3.88%, 4/15/30, Callable
1/15/30 @ 100 $ 407,273
4,689,279
Total Corporate Bonds (Cost $316,296,646 ) 291,565,147
Yankee Debt Obligations (4.3%):
Aerospace & Defense (0.0%
†
):
28,000 Bombardier, Inc., 7.13%, 6/15/26, Callable 2/5/24
@ 103.56(b) 28,000
620,000 Bombardier, Inc., 6.00%, 2/15/28, Callable 2/15/24
@ 103(b) 602,950
630,950
Banks (0.8%):
2,377,000 Barclays plc, 5.09% (US0003M+305 bps), 6/20/30,
Callable 6/20/29 @ 100 2,297,696
200,000 Commonwealth Bank of Australia, 3.61%, 9/12/34,
Callable 9/12/29 @ 100(b) 177,215
205,000 HSBC Holdings plc, 4.25%, 3/14/24 204,221
1,000,000 HSBC Holdings plc, 4.95%, 3/31/30 988,284
200,000 Intesa Sanpaolo SpA , 5.02%, 6/26/24(b) 197,938
4,069,000 Intesa Sanpaolo SpA , 5.71%, 1/15/26^(b) 4,059,141
680,000 Societe Generale SA, 1.04% (H15T1Y+75 bps),
6/18/25, Callable 6/18/24 @ 100(b) 664,465
3,863,000 Societe Generale SA, 1.49% (H15T1Y+110 bps),
12/14/26, Callable 12/14/25 @ 100(b) 3,553,265
239,000 UniCredit SpA , 5.86% (USISDA05+370 bps),
6/19/32, Callable 6/19/27 @ 100^(b) 234,010
141,000 UniCredit SpA , 7.30% (USISDA05+491 bps),
4/2/34, Callable 4/2/29 @ 100(b) 144,625
186,000 Westpac Banking Corp., 4.11% (H15T5Y+200 bps),
7/24/34, Callable 7/24/29 @ 100 168,787
12,689,647
Biotechnology (0.0%
†
):
200,000 Grifols SA, 4.75%, 10/15/28, Callable 10/15/24 @
102.38(b) 181,250
Capital Markets (0.6%):
4,610,000 Deutsche Bank AG, 4.50%, 4/1/25^ 4,522,489
4,009,000 UBS Group AG, 2.59% (SOFR+156 bps), 9/11/25,
Callable 9/11/24 @ 100(b) 3,920,898
774,000 UBS Group AG, 1.49% (H15T1Y+85 bps), 8/10/27,
Callable 8/10/26 @ 100(b) 696,403
314,000 UBS Group AG, 4.19% (SOFR+373 bps), 4/1/31,
Callable 4/1/30 @ 100(b) 292,995
9,432,785
Chemicals (0.2%):
225,000 Axalta Coating Systems Dutch Holding B B.V.,
7.25%, 2/15/31, Callable 11/15/26 @ 103.63(b) 235,688
125,000 Cerdia Finanz GmbH, 10.50%, 2/15/27, Callable
2/15/24 @ 105.25(b) 126,250
205,000 INEOS Finance plc, 6.75%, 5/15/28, Callable
2/15/25 @ 103.38(b) 199,362
510,000 Methanex Corp., 5.13%, 10/15/27, Callable 4/15/27
@ 100 494,062
255,000 Methanex Corp., 5.65%, 12/1/44, Callable 6/1/44
@ 100 220,575
530,000 NOVA Chemicals Corp., 5.25%, 6/1/27, Callable
3/3/27 @ 100(b) 493,563

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
December 31, 2023
24
See accompanying notes to the financial statements.
Principal Amount Value
Yankee Debt Obligations, continued
Chemicals, continued
$ 500,000 Nufarm Australia, Ltd./ Nufarm Americas, Inc.,
5.00%, 1/27/30, Callable 1/27/25 @ 102.5(b) $ 453,750
125,000 SNF Group SACA, 3.13%, 3/15/27, Callable 3/15/24
@ 101.56(b) 110,937
2,334,187
Commercial Services & Supplies (0.0%
†
):
33,000 Allied Universal Holdco LLC/Allied Universal Finance
Corp./Atlas Luxco 4 Sarl , 4.63%, 6/1/28, Callable
6/1/24 @ 102.31(b) 29,865
85,000 GFL Environmental, Inc., 6.75%, 1/15/31, Callable
1/15/27 @ 103.38(b) 87,550
117,415
Communications Equipment (0.0%
†
):
160,000 Nokia Oyj , 6.63%, 5/15/39 157,000
Containers & Packaging (0.0%
†
):
15,000 Intelligent Packaging, Ltd. Finco , Inc./Intelligent
Packaging, Ltd. Co-Issuer LLC, 6.00%, 9/15/28,
Callable 2/5/24 @ 101.5(b) 13,950
285,000 Trivium Packaging Finance BV, 5.50%, 8/15/26,
Callable 2/5/24 @ 101.38(b) 278,587
292,537
Diversified Consumer Services (0.1%):
980,000 GEMS MENASA Cayman, Ltd./GEMS Education
Delaware LLC, 7.13%, 7/31/26, Callable 2/5/24 @
101.78(b) 964,075
Diversified Telecommunication Services (0.2%):
365,000 Altice France Holding SA, 6.00%, 2/15/28, Callable
2/5/24 @ 103(b) 159,688
470,000 Altice France SA, 5.13%, 1/15/29, Callable 2/5/24
@ 102.56(b) 347,800
711,000 C&W Senior Financing DAC, 6.88%, 9/15/27,
Callable 1/16/24 @ 101.72(b) 664,785
250,000 Intelsat Jackson Holdings SA, 6.50%, 3/15/30,
Callable 3/15/25 @ 102(b) 238,750
550,000 Telecom Italia Capital SA, 6.38%, 11/15/33 538,312
55,000 Telecom Italia Capital SA, 6.00%, 9/30/34 52,388
780,000 Vmed O2 UK Financing I plc, 4.25%, 1/31/31,
Callable 1/31/26 @ 102.13(b) 680,550
2,682,273
Energy Equipment & Services (0.0%
†
):
190,000 Valaris , Ltd., 8.38%, 4/30/30, Callable 4/30/26 @
104.19(b) 194,038
Financial Services (0.7%):
54,000 1375209 BC, Ltd., 9.00%, 1/30/28, Callable
1/16/24 @ 101^(b) 52,380
320,000 AerCap Ireland Capital DAC/ AerCap Global Aviation
Trust, 4.88%, 1/16/24 319,487
361,000 AerCap Ireland Capital DAC/ AerCap Global Aviation
Trust, 1.65%, 10/29/24, Callable 9/29/24 @ 100 348,082
151,000 AerCap Ireland Capital DAC/ AerCap Global Aviation
Trust, 6.50%, 7/15/25, Callable 6/15/25 @ 100 152,842
163,000 AerCap Ireland Capital DAC/ AerCap Global Aviation
Trust, 4.45%, 4/3/26, Callable 2/3/26 @ 100 159,947
503,000 AerCap Ireland Capital DAC/ AerCap Global Aviation
Trust, 2.45%, 10/29/26, Callable 9/29/26 @ 100 465,201
Principal Amount Value
Yankee Debt Obligations, continued
Financial Services, continued
$ 3,068,000 AerCap Ireland Capital DAC/ AerCap Global Aviation
Trust, 6.45%, 4/15/27, Callable 3/15/27 @ 100(b) $ 3,174,874
527,000 AerCap Ireland Capital DAC/ AerCap Global Aviation
Trust, 3.00%, 10/29/28, Callable 8/29/28 @ 100 479,467
564,000 AerCap Ireland Capital DAC/ AerCap Global Aviation
Trust, 3.30%, 1/30/32, Callable 10/30/31 @ 100 490,250
445,000 Altice Financing SA, 5.00%, 1/15/28, Callable
2/5/24 @ 101.25(b) 402,725
2,000,000 Avolon Holdings Funding, Ltd., 2.88%, 2/15/25,
Callable 1/15/25 @ 100(b) 1,930,986
767,000 Avolon Holdings Funding, Ltd., 6.38%, 5/4/28,
Callable 4/4/28 @ 100(b) 780,538
170,000 GGAM Finance, Ltd., 8.00%, 2/15/27, Callable
8/15/26 @ 100(b) 173,400
390,000 Imperial Brands Finance plc, 6.13%, 7/27/27,
Callable 6/27/27 @ 100(b) 400,191
110,000 Macquarie Airfinance Holdings, Ltd., 8.13%,
3/30/29, Callable 9/30/25 @ 104.06(b) 114,400
1,355,000 Park Aerospace Holdings, Ltd., 5.50%, 2/15/24(b) 1,349,919
10,794,689
Hotels, Restaurants & Leisure (0.1%):
35,000 1011778 BC ULC/New Red Finance, Inc., 5.75%,
4/15/25, Callable 2/5/24 @ 101.44(b) 34,825
525,000 1011778 BC ULC/New Red Finance, Inc., 4.00%,
10/15/30, Callable 10/15/25 @ 102(b) 468,562
565,000 Carnival Corp., 7.63%, 3/1/26, Callable 3/1/24 @
101.91(b) 574,888
245,000 Carnival Corp., 7.00%, 8/15/29, Callable 8/15/26
@ 103.5(b) 254,187
245,000 Carnival Corp., 10.50%, 6/1/30, Callable 6/1/25 @
105.25(b) 267,969
45,000 Melco Resorts Finance, Ltd., 5.75%, 7/21/28,
Callable 2/5/24 @ 102.88(b) 41,400
40,000 Melco Resorts Finance, Ltd., 5.38%, 12/4/29,
Callable 12/4/24 @ 102.69(b) 35,050
65,000 Ontario Gaming GTA LP, 8.00%, 8/1/30, Callable
8/1/25 @ 104(b) 66,950
115,000 Studio City Co., Ltd., 7.00%, 2/15/27, Callable
2/15/24 @ 103.5(b) 113,131
1,856,962
Insurance (0.1%):
1,414,000 AIA Group, Ltd., 3.38%, 4/7/30, Callable 1/7/30
@ 100(b) 1,300,989
200,000 Swiss Re Finance Luxembourg SA, 5.00%
(H15T5Y+358 bps), 4/2/49, Callable 4/2/29 @
100(b) 189,910
1,490,899
Machinery (0.0%
†
):
390,000 HTA Group, Ltd., 7.00%, 12/18/25, Callable 2/5/24
@ 101.75^(b) 386,100
Media (0.1%):
430,000 Virgin Media Vendor Financing Notes IV DAC,
5.00%, 7/15/28, Callable 2/5/24 @ 102.5(b) 393,450
200,000 VZ Secured Financing BV, 5.00%, 1/15/32, Callable
1/15/27 @ 102.5(b) 169,000

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
December 31, 2023
25
See accompanying notes to the financial statements.
Principal Amount Value
Yankee Debt Obligations, continued
Media, continued
$ 335,000 Ziggo Bond Co. BV, 5.13%, 2/28/30, Callable
2/15/25 @ 102.56(b) $ 280,144
842,594
Metals & Mining (0.1%):
695,000 ERO Copper Corp., 6.50%, 2/15/30, Callable
2/15/25 @ 103.25(b) 614,206
305,000 First Quantum Minerals, Ltd., 6.88%, 3/1/26,
Callable 1/16/24 @ 101.72(b) 272,975
35,000 First Quantum Minerals, Ltd., 6.88%, 10/15/27,
Callable 1/16/24 @ 103.44(b) 29,662
5,000 FMG Resources August 2006 Pty, Ltd., 4.50%,
9/15/27, Callable 6/15/27 @ 100(b) 4,794
180,000 Mineral Resources, Ltd., 8.00%, 11/1/27, Callable
11/1/24 @ 104(b) 182,250
110,000 Mineral Resources, Ltd., 9.25%, 10/1/28, Callable
10/1/25 @ 104.63(b) 116,875
1,220,762
Oil, Gas & Consumable Fuels (0.9%):
565,000 eG Global Finance plc, 12.00%, 11/30/28, Callable
5/30/26 @ 106(b) 601,725
565,000 MEG Energy Corp., 7.13%, 2/1/27, Callable 2/5/24
@ 101.78(b) 574,181
2,500,000 Petroleos Mexicanos , 4.50%, 1/23/26^ 2,337,500
916,000 Petroleos Mexicanos , 6.84%, 1/23/30, Callable
10/23/29 @ 100^ 786,615
4,780,000 Petroleos Mexicanos , 5.95%, 1/28/31, Callable
10/28/30 @ 100 3,806,075
2,228,000 Petroleos Mexicanos , 6.75%, 9/21/47 1,464,910
5,000,000 Petroleos Mexicanos , 6.35%, 2/12/48 3,175,000
336,000 Petroleos Mexicanos , 6.95%, 1/28/60, Callable
7/28/59 @ 100 221,760
255,000 Seadrill Finance, Ltd., 8.38%, 8/1/30, Callable
8/1/26 @ 104.19(b) 265,200
45,000 Teine Energy, Ltd., 6.88%, 4/15/29, Callable
4/15/24 @ 103.44(b) 42,300
303,750 Transocean Poseidon, Ltd., 6.88%, 2/1/27, Callable
2/5/24 @ 101.72(b) 302,231
13,577,497
Passenger Airlines (0.0%
†
):
240,000 VistaJet Malta Finance plc/Vista Management
Holding, Inc., 7.88%, 5/1/27, Callable 5/1/24 @
103.94^(b) 204,600
215,000 VistaJet Malta Finance plc/Vista Management
Holding, Inc., 6.38%, 2/1/30, Callable 2/1/25 @
103.19^(b) 149,425
354,025
Pharmaceuticals (0.0%
†
):
570,000 Bausch Health Cos., Inc., 5.50%, 11/1/25, Callable
2/5/24 @ 100(b) 522,975
Software (0.0%
†
):
60,000 Open Text Corp., 3.88%, 2/15/28, Callable 2/5/24
@ 101.94(b) 55,275
305,000 Open Text Corp., 3.88%, 12/1/29, Callable 12/1/24
@ 101.94(b) 272,213
327,488
Principal Amount Value
Yankee Debt Obligations, continued
Sovereign Bond (0.3%):
$ 300,000 Abu Dhabi Government International Bond, 3.88%,
4/16/50(b) $ 250,163
900,000 Dominican Republic International Bond, 5.50%,
1/27/25(b) 893,250
3,150,000 Dominican Republic International Bond, 6.00%,
7/19/28(b) 3,150,000
350,000 Qatar Government International Bond, 4.40%,
4/16/50(b) 321,386
200,000 Saudi Government International Bond, 3.25%,
10/22/30(b) 185,448
200,000 Saudi Government International Bond, 4.50%,
4/22/60(b) 172,308
4,972,555
Transportation Infrastructure (0.0%
†
):
355,000 Seaspan Corp., 5.50%, 8/1/29, Callable 8/1/24 @
102.75(b) 293,762
Wireless Telecommunication Services (0.1%):
450,000 Millicom International Cellular SA, 6.25%, 3/25/29,
Callable 3/25/24 @ 103.13(b) 426,937
295,000 Millicom International Cellular SA, 4.50%, 4/27/31,
Callable 4/27/26 @ 102.25(b) 245,219
562,000 Rogers Communications, Inc., 3.20%, 3/15/27,
Callable 2/15/27 @ 100 536,560
490,000 Rogers Communications, Inc., 3.80%, 3/15/32,
Callable 12/15/31 @ 100 451,373
1,660,089
Total Yankee Debt Obligations (Cost $74,644,623) 67,976,554
U.S. Government Agency Mortgages (12.9%):
Government National Mortgage Association (2.8%):
15,390 4.00%, 10/20/40, Pool #4833 15,083
46,358 4.00%, 1/20/41, Pool #4922 45,431
49,612 4.00%, 8/15/41, Pool #430354 47,588
532,816 4.00%, 1/20/42, Pool #5280 521,772
73,015 4.00%, 11/20/42, Pool #MA0535 71,651
172,057 3.00%, 12/20/42, Pool #AA5872 156,438
49,251 3.00%, 3/20/43, Pool #AD8812 45,248
21,346 3.50%, 3/20/43, Pool #AD8884 20,222
113,536 3.00%, 3/20/43, Pool #AA6146 104,732
22,179 3.50%, 4/20/43, Pool #AD9075 21,010
8,250 3.50%, 4/20/43, Pool #AB9891 7,815
45,551 4.00%, 5/20/46, Pool #MA3664 44,537
228,860 3.00%, 12/20/46, Pool #MA4126 210,760
36,052 4.00%, 1/15/47, Pool #AX5831 35,056
41,219 4.00%, 1/15/47, Pool #AX5857 40,225
324,086 3.00%, 1/20/47, Pool #MA4195 298,455
135,106 4.00%, 3/20/47, Pool #MA4322 131,648
22,965 4.00%, 4/20/47, Pool #MA4383 22,377
76,553 4.00%, 4/20/47, Pool #784304 74,349
74,982 4.00%, 4/20/47, Pool #784303 72,821
16,184 3.50%, 2/20/48, Pool #MA5019 15,130
12,505 4.00%, 4/20/48, Pool #BG3507 12,107
13,445 4.00%, 4/20/48, Pool #BG7744 13,017
2,738 3.50%, 12/20/49, Pool #BR8984 2,555
6,881 3.50%, 12/20/49, Pool #BR8985 6,456
2,656 3.50%, 12/20/49, Pool #BR8987 2,509
554,946 2.00%, 11/20/50, Pool #MA6994 473,550
972,816 2.00%, 1/20/51, Pool #MA7135 824,642

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
December 31, 2023
26
See accompanying notes to the financial statements.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$ 1,695,591 2.00%, 2/20/51, Pool #MA7192 $ 1,438,298
1,037,115 2.50%, 7/20/51, Pool #MA7472 908,951
853,861 2.50%, 9/20/51, Pool #MA7589 747,169
63,777 2.50%, 12/20/51, Pool #MA7767 55,807
2,200,000 6.50%, 11/20/53, TBA 2,251,133
2,400,000 5.00%, 1/20/54, TBA 2,385,000
1,900,000 5.50%, 1/20/54, TBA 1,911,726
1,250,000 4.00%, 1/20/54, TBA 1,193,750
5,100,000 3.50%, 1/20/54, TBA 4,745,391
7,125,000 3.00%, 1/20/54, TBA 6,448,125
9,000,000 2.00%, 1/20/54, TBA 7,613,437
3,200,000 4.50%, 1/20/54, TBA 3,121,000
8,575,000 2.50%, 7/20/54, TBA 7,501,115
43,658,086
Federal Home Loan Mortgage Corporation (3.2%):
23,398 2.50%, 6/1/31, Pool #J34501 22,111
16,855 2.50%, 6/1/31, Pool #G18604 15,858
29,720 2.50%, 7/1/31, Pool #V61246 27,630
48,911 2.50%, 8/1/31, Pool #V61273 45,364
132,700 3.50%, 3/1/32, Pool #C91403 128,926
407,506 3.50%, 7/1/32, Pool #C91467 396,352
104,745 2.50%, 12/1/32, Pool #G18669 96,861
24,033 2.50%, 3/1/33, Pool #G18680 22,362
95,259 3.00%, 4/1/33, Pool #G18684 90,747
30,566 3.00%, 5/1/33, Pool #G16550 28,994
79,420 2.50%, 7/1/33, Pool #G16661 73,677
22,426 3.00%, 4/1/34, Pool #G16829 21,722
119,635 3.50%, 10/1/34, Pool #C91793 116,669
394,005 3.00%, 5/1/35, Pool #SB0836 372,531
2,825,679 2.00%, 6/1/35, Pool #QN2416 2,549,761
436,247 1.50%, 8/1/35, Pool #SB8066 382,053
508,517 1.50%, 11/1/35, Pool #SB8073 445,327
476,928 1.50%, 1/1/36, Pool #SB8083 417,166
901,983 1.50%, 2/1/36, Pool #RC1756 788,617
610,412 2.00%, 5/1/36, Pool #QN6400 549,480
1,111,085 2.00%, 6/1/36, Pool #SB8107 1,000,187
2,989,888 2.50%, 7/1/36, Pool #SB0535 2,758,909
412,846 1.50%, 12/1/36, Pool #SB8131 359,457
841,332 2.50%, 3/1/37, Pool #RC2527 775,653
333,791 4.00%, 5/1/37, Pool #C91938 329,987
24,299 2.50%, 6/1/40, Pool #QK0306 22,158
152,892 4.00%, 11/1/40, Pool #A95150 148,379
31,179 1.50%, 12/1/40, Pool #RB5089 25,877
51,728 1.50%, 2/1/41, Pool #RB5099 42,932
475,325 2.00%, 3/1/41, Pool #SC0136 420,946
52,384 1.50%, 3/1/41, Pool #RB5104 43,477
52,172 1.50%, 4/1/41, Pool #RB5107 43,300
19,199 2.00%, 4/1/41, Pool #RB5108 16,461
696,388 2.00%, 7/1/41, Pool #SC0162 600,723
19,920 2.00%, 7/1/41, Pool #RB5118 17,560
20,857 2.00%, 10/1/41, Pool #RB5131 17,751
85,992 2.50%, 10/1/41, Pool #RB5132 77,479
324,138 2.00%, 11/1/41, Pool #RB5135 277,898
154,413 2.00%, 11/1/41, Pool #QK1180 132,385
164,531 2.50%, 1/1/42, Pool #RB5142 148,236
225,654 4.50%, 10/1/42, Pool #RB5189 223,048
135,701 4.50%, 12/1/42, Pool #RB5198 134,132
420,701 3.50%, 1/1/44, Pool #G07922 394,744
213,306 3.50%, 1/1/44, Pool #G60271 203,733
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 53,774 4.00%, 2/1/45, Pool #G07949 $ 53,733
49,651 3.50%, 11/1/45, Pool #Q37467 47,069
12,922 4.00%, 4/1/46, Pool #V82292 12,676
5,807 4.00%, 4/1/46, Pool #Q39975 5,703
102,699 3.50%, 9/1/46, Pool #Q43257 96,600
158,870 3.00%, 12/1/46, Pool #G60989 144,569
4,470 4.50%, 12/1/46, Pool #Q45028 4,423
4,629 4.50%, 1/1/47, Pool #Q45635 4,580
8,535 4.50%, 2/1/47, Pool #Q46222 8,437
436,215 2.50%, 4/1/47, Pool #SD0978 372,757
24,258 4.50%, 5/1/47, Pool #Q48095 23,979
16,684 4.50%, 5/1/47, Pool #Q47935 16,492
8,104 4.50%, 5/1/47, Pool #Q47942 8,011
197,881 4.00%, 6/1/47, Pool #Q48877 191,841
32,409 4.50%, 6/1/47, Pool #Q48759 32,037
15,198 4.50%, 7/1/47, Pool #Q49393 15,023
83,435 4.50%, 12/1/47, Pool #Q53017 82,412
24,692 4.00%, 2/1/48, Pool #G61343 23,956
11,382 4.00%, 2/1/48, Pool #Q54499 11,003
19,562 4.50%, 4/1/48, Pool #Q55500 19,363
46,780 4.50%, 4/1/48, Pool #Q55660 46,305
19,979 4.50%, 4/1/48, Pool #Q55724 19,776
26,317 4.50%, 5/1/48, Pool #Q55839 26,050
87,298 4.00%, 5/1/48, Pool #Q55992 84,394
130,712 4.00%, 6/1/48, Pool #G67713 127,378
42,509 4.00%, 7/1/48, Pool #Q59935 41,754
22,183 4.50%, 10/1/48, Pool #G67716 22,000
134,548 3.00%, 6/1/49, Pool #ZT2090 119,837
632,970 4.50%, 7/1/49, Pool #RA1171 625,396
133,652 3.00%, 4/1/50, Pool #QA9049 119,592
315,460 2.00%, 6/1/50, Pool #RA2677 261,110
295,536 2.50%, 8/1/50, Pool #SD0430 255,160
402,200 2.50%, 11/1/50, Pool #SD7530 347,881
28,807 3.00%, 11/1/50, Pool #SD8108 25,756
243,758 3.00%, 12/1/50, Pool #SD8115 217,949
345,819 2.50%, 2/1/51, Pool #RA4575 294,621
2,035,093 2.50%, 2/1/51, Pool #SD7535 1,765,945
324,877 2.50%, 3/1/51, Pool #RA4749 278,320
4,687,439 1.50%, 4/1/51, Pool #SD8139 3,637,757
72,786 3.00%, 5/1/51, Pool #RA5267 64,915
1,230,231 2.00%, 5/1/51, Pool #SD7541 1,019,012
42,564 2.00%, 5/1/51, Pool #QC1514 35,217
1,982,759 2.50%, 5/1/51, Pool #SD7540 1,705,088
327,165 2.50%, 7/1/51, Pool #RA5574 280,942
1,712,349 2.50%, 7/1/51, Pool #SD3095 1,457,346
24,465 2.00%, 7/1/51, Pool #QC4163 20,243
83,953 3.00%, 9/1/51, Pool #RA5901 74,874
438,614 3.00%, 9/1/51, Pool #QC7496 391,165
380,566 3.00%, 9/1/51, Pool #QC6608 338,611
637,334 2.00%, 10/1/51, Pool #RA6076 525,931
416,972 3.00%, 10/1/51, Pool #QC9077 371,878
1,142,329 2.00%, 11/1/51, Pool #RA6241 942,690
391,229 2.00%, 11/1/51, Pool #RA6302 321,348
96,644 3.00%, 11/1/51, Pool #RA6347 86,195
443,133 3.00%, 11/1/51, Pool #QD1240 395,194
425,991 3.00%, 12/1/51, Pool #QD3200 379,917
606,372 2.50%, 12/1/51, Pool #RA6434 521,834
141,388 2.50%, 12/1/51, Pool #SD8183 120,266
2,001,020 2.50%, 12/1/51, Pool #RA6435 1,716,787

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
December 31, 2023
27
See accompanying notes to the financial statements.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 445,678 2.00%, 12/1/51, Pool #RA6510 $ 368,748
243,412 3.00%, 1/1/52, Pool #QD5561 215,742
374,645 3.00%, 1/1/52, Pool #RA6604 334,132
751,832 2.50%, 1/1/52, Pool #RA6622 645,257
971,603 2.00%, 2/1/52, Pool #RA6824 802,014
956,919 2.00%, 2/1/52, Pool #SD8193 782,434
101,689 3.50%, 2/1/52, Pool #RA6700 93,903
985,835 2.00%, 2/1/52, Pool #RA6823 812,581
168,719 3.50%, 2/1/52, Pool #RA6799 155,542
2,267,689 3.00%, 3/1/52, Pool #RA6988 2,005,008
667,233 3.50%, 3/1/52, Pool #RA6950 614,597
635,889 3.50%, 3/1/52, Pool #RA6949 587,162
236,691 3.00%, 3/1/52, Pool #SD2219 210,991
1,156,533 3.50%, 3/1/52, Pool #RA6987 1,070,903
115,045 2.00%, 3/1/52, Pool #SD8199 94,034
180,735 3.50%, 4/1/52, Pool #SD0927 168,543
181,091 5.00%, 9/1/52, Pool #SD1572 180,663
765,405 4.00%, 10/1/52, Pool #SD1772 732,187
– 4.50%, 10/1/52, Pool #SD2467 —
285,290 5.00%, 11/1/52, Pool #SD1862 285,296
650,169 5.00%, 12/1/52, Pool #SD1924 647,547
250,000 3.00%, 1/1/53, Pool #SD8284 220,899
1,945,159 5.50%, 5/1/53, Pool #RA9058 1,972,145
236,695 6.00%, 6/1/53, Pool #RA9276 244,214
210,793 6.00%, 6/1/53, Pool #RA9277 216,565
203,960 6.00%, 6/1/53, Pool #RA9278 209,390
961,876 5.50%, 6/1/53, Pool #RA9161 978,413
1,000,000 3.00%, 6/1/53, Pool #QG4998 884,445
50,602,073
Federal National Mortgage Association (6.9%):
25,372 2.50%, 5/1/31, Pool #BC0919 24,821
36,794 2.50%, 8/1/31, Pool #BC2778 35,996
25,686 2.50%, 10/1/31, Pool #AS8010 24,248
174,962 2.50%, 1/1/32, Pool #BE3032 166,599
29,494 2.50%, 9/1/32, Pool #MA3124 27,856
15,375 3.00%, 3/1/33, Pool #BM4614 14,723
540,501 2.00%, 10/1/35, Pool #BK5705 487,721
482,835 1.50%, 1/1/36, Pool #MA4228 422,326
177,945 1.50%, 2/1/36, Pool #FM6507 154,935
192,762 1.50%, 4/1/36, Pool #MA4302 167,837
270,107 6.00%, 5/1/36, Pool #745512 282,785
322,554 2.00%, 6/1/36, Pool #BP3507 290,359
1,189,730 2.00%, 7/1/36, Pool #MA4383 1,070,982
49,085 2.50%, 9/1/36, Pool #MA4419 45,235
2,043,320 2.50%, 11/1/36, Pool #CB2246 1,896,866
109,696 2.00%, 12/1/36, Pool #BU1384 98,629
389,977 2.50%, 12/1/36, Pool #MA4498 359,396
2,358,521 2.00%, 2/1/37, Pool #FS0427 2,110,917
469,534 4.50%, 5/1/39, Pool #FM1194 478,823
37,261 2.50%, 3/1/40, Pool #FM2646 33,876
28,303 2.50%, 5/1/40, Pool #MA4016 25,732
162,709 2.00%, 10/1/40, Pool #FM4644 140,972
842,719 2.00%, 11/1/40, Pool #MA4176 728,909
152,818 2.50%, 11/1/40, Pool #FM9485 136,085
47,723 1.50%, 11/1/40, Pool #MA4175 39,609
17,152 2.00%, 12/1/40, Pool #MA4204 14,836
58,690 2.00%, 12/1/40, Pool #FM5042 51,014
10,083 3.50%, 12/1/40, Pool #AH1556 9,561
47,953 1.50%, 12/1/40, Pool #MA4202 39,799
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 50,268 1.50%, 1/1/41, Pool #MA4231 $ 41,721
51,538 1.50%, 2/1/41, Pool #MA4266 42,775
121,690 2.50%, 2/1/41, Pool #MA4269 109,646
18,314 2.00%, 2/1/41, Pool #MA4268 15,702
18,832 2.00%, 3/1/41, Pool #MA4287 16,146
52,484 1.50%, 3/1/41, Pool #MA4286 43,559
19,443 2.00%, 4/1/41, Pool #MA4311 16,669
112,171 2.50%, 4/1/41, Pool #MA4312 101,067
194,973 2.00%, 4/1/41, Pool #CB0116 172,657
47,415 2.50%, 5/1/41, Pool #CB0469 41,033
301,930 2.00%, 5/1/41, Pool #MA4333 266,317
144,098 2.00%, 6/1/41, Pool #FM7891 127,605
20,011 2.00%, 6/1/41, Pool #MA4364 17,062
133,569 2.00%, 7/1/41, Pool #FM8066 114,517
188,548 2.00%, 7/1/41, Pool #CB1069 162,642
283,856 2.00%, 7/1/41, Pool #CB1071 251,326
77,169 2.50%, 7/1/41, Pool #CB2014 69,529
167,821 2.50%, 7/1/41, Pool #CB1076 145,237
240,639 2.00%, 8/1/41, Pool #FM8393 206,322
175,689 2.00%, 8/1/41, Pool #FM8334 150,626
284,198 2.50%, 8/1/41, Pool #CB1342 245,925
171,022 2.00%, 8/1/41, Pool #CB1337 151,423
20,079 2.00%, 8/1/41, Pool #FM8410 17,214
130,047 2.00%, 9/1/41, Pool #FM8862 112,888
138,275 2.50%, 9/1/41, Pool #FM8850 121,630
20,627 2.00%, 10/1/41, Pool #MA4446 17,685
128,855 2.00%, 10/1/41, Pool #CB1837 114,087
158,257 2.50%, 10/1/41, Pool #CB1842 136,991
74,966 2.00%, 10/1/41, Pool #BQ6615 64,272
275,454 2.00%, 10/1/41, Pool #FM9396 239,109
303,752 2.00%, 11/1/41, Pool #FS0106 263,695
346,265 2.00%, 11/1/41, Pool #BQ6743 296,856
76,831 2.00%, 11/1/41, Pool #BU6530 65,873
244,704 2.00%, 11/1/41, Pool #CB2110 216,656
109,217 2.50%, 11/1/41, Pool #MA4475 98,406
167,756 2.50%, 11/1/41, Pool #FM9558 147,557
105,347 2.00%, 12/1/41, Pool #FM9851 93,275
202,699 2.00%, 12/1/41, Pool #BU7091 173,785
4,449,340 2.00%, 5/1/42, Pool #FS4603 3,876,274
405,010 4.50%, 9/1/42, Pool #MA4766 400,332
29,417 4.00%, 10/1/43, Pool #BM1167 28,858
212,901 4.50%, 3/1/44, Pool #AV0957 212,734
130,196 4.50%, 7/1/44, Pool #AS3062 128,558
147,338 4.50%, 12/1/44, Pool #AS4176 147,122
80,525 4.00%, 5/1/45, Pool #AZ1207 77,053
115,683 4.00%, 6/1/45, Pool #AY8096 110,695
35,989 4.00%, 6/1/45, Pool #AY8126 34,938
20,809 4.00%, 12/1/45, Pool #AS6352 20,202
6,868 4.50%, 1/1/46, Pool #AY3890 6,766
49,783 4.00%, 2/1/46, Pool #BC1578 47,845
55,631 4.50%, 3/1/46, Pool #BM4548 55,284
2,882 4.50%, 3/1/46, Pool #BC0287 2,844
19,153 4.00%, 4/1/46, Pool #AS7024 18,576
208,798 4.00%, 4/1/46, Pool #AL8468 204,574
76,550 3.00%, 5/1/46, Pool #BC0887 69,400
22,375 4.50%, 6/1/46, Pool #BD1238 22,061
142,745 4.00%, 6/1/46, Pool #AL9282 137,185
77,490 4.00%, 7/1/46, Pool #BC1443 74,941
88,797 4.00%, 9/1/46, Pool #BC2843 85,876

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
December 31, 2023
28
See accompanying notes to the financial statements.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 25,468 4.00%, 9/1/46, Pool #BD1489 $ 24,478
186,117 3.00%, 10/1/46, Pool #AL9371 167,470
12,378 4.00%, 10/1/46, Pool #BD7599 11,896
38,408 4.50%, 10/1/46, Pool #BE1671 37,877
81,694 4.00%, 10/1/46, Pool #BC4754 79,007
234,779 3.00%, 11/1/46, Pool #AL9547 212,850
48,943 4.50%, 11/1/46, Pool #BE2386 48,298
237,373 3.00%, 11/1/46, Pool #BC9026 215,202
98,057 4.50%, 12/1/46, Pool #BE4488 96,763
219,229 3.50%, 12/1/46, Pool #BC9077 205,880
4,555 4.50%, 12/1/46, Pool #BC9079 4,495
28,703 4.50%, 1/1/47, Pool #BE6506 28,295
17,671 4.50%, 1/1/47, Pool #BE7087 17,454
233,169 2.50%, 2/1/47, Pool #FS0594 198,829
46,246 4.50%, 2/1/47, Pool #BE8498 45,494
306,971 4.00%, 2/1/47, Pool #AL9779 295,639
86,313 3.00%, 3/1/47, Pool #BM3114 77,665
48,144 2.50%, 3/1/47, Pool #FS0976 41,135
41,378 4.00%, 5/1/47, Pool #BM1277 39,923
12,490 4.50%, 6/1/47, Pool #BH0561 12,310
45,250 4.50%, 6/1/47, Pool #BE3663 44,695
8,330 4.50%, 6/1/47, Pool #BE9387 8,228
5,086 4.00%, 6/1/47, Pool #BH4269 4,906
37,821 4.50%, 7/1/47, Pool #BE3749 37,358
22,216 4.00%, 7/1/47, Pool #AS9968 20,886
42,145 4.00%, 4/1/48, Pool #BM3700 40,666
18,421 4.50%, 4/1/48, Pool #BJ5454 18,187
5,950 4.50%, 5/1/48, Pool #BJ5507 5,874
219,999 4.50%, 10/1/48, Pool #CA2432 217,366
261,411 4.50%, 12/1/48, Pool #CA2797 258,672
150,392 4.50%, 9/1/49, Pool #FM1534 148,454
210,345 4.00%, 11/1/49, Pool #CA4628 202,703
110,426 3.00%, 1/1/50, Pool #CA5019 98,884
156,623 3.00%, 1/1/50, Pool #MA3905 139,493
455,902 4.00%, 3/1/50, Pool #FM3663 435,830
118,557 3.00%, 4/1/50, Pool #MA3991 105,539
116,970 2.00%, 7/1/50, Pool #CA6275 97,360
81,963 2.00%, 7/1/50, Pool #FM3897 67,846
541,006 3.00%, 8/1/50, Pool #FM6118 479,586
46,548 3.00%, 9/1/50, Pool #FM4317 41,543
121,471 3.00%, 9/1/50, Pool #CA6998 107,683
120,420 2.00%, 10/1/50, Pool #CA7323 101,081
143,463 2.50%, 10/1/50, Pool #CA7229 124,090
81,973 2.00%, 11/1/50, Pool #C47616 67,722
44,395 3.00%, 11/1/50, Pool #MA4184 39,694
133,617 3.00%, 12/1/50, Pool #FM7827 119,148
404,731 3.00%, 12/1/50, Pool #MA4211 361,878
227,190 3.00%, 1/1/51, Pool #MA4239 202,110
198,784 2.50%, 1/1/51, Pool #FM5651 171,538
1,996,680 2.00%, 3/1/51, Pool #MA4281 1,637,672
4,170,714 3.00%, 4/1/51, Pool #BR9775 3,719,483
972,379 2.50%, 4/1/51, Pool #FM6540 854,363
1,945,585 2.00%, 4/1/51, Pool #MA4305 1,596,348
426,818 2.50%, 5/1/51, Pool #MA4326 364,026
800,084 2.00%, 5/1/51, POOL# FM7751 653,423
204,194 2.50%, 5/1/51, Pool #CB0511 174,920
439,399 2.50%, 5/1/51, Pool #CB0388 376,427
536,476 3.00%, 5/1/51, Pool #CB0531 478,460
1,220,252 3.00%, 6/1/51, Pool #CB0850 1,091,966
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 482,186 3.00%, 7/1/51, Pool #FM8077 $ 430,027
747,099 2.50%, 7/1/51, Pool #CB0997 645,994
19,570 2.00%, 7/1/51, Pool #BT1461 16,193
41,559 2.00%, 7/1/51, Pool #BQ1010 34,243
463,769 2.50%, 8/1/51, Pool #CB1384 401,000
94,184 2.50%, 8/1/51, Pool #MA4399 80,329
2,856,359 2.00%, 8/1/51, Pool #CB1572 2,337,532
337,851 2.50%, 9/1/51, Pool #CB1549 290,982
457,222 2.00%, 10/1/51, Pool #CB1799 378,177
43,011 3.00%, 10/1/51, Pool #CB1878 38,273
897,012 2.50%, 10/1/51, Pool #MA4438 763,012
605,843 2.00%, 10/1/51, Pool #CB1801 501,271
485,181 2.00%, 11/1/51, Pool #FM9539 401,433
365,752 2.50%, 11/1/51, Pool #FM9505 314,756
1,128,863 2.50%, 11/1/51, Pool #MA4466 960,224
772,008 2.00%, 11/1/51, Pool #FM9568 639,427
1,204,661 2.50%, 11/1/51, Pool #FM9501 1,037,485
485,488 2.50%, 11/1/51, Pool #FM9517 414,492
394,090 3.00%, 12/1/51, Pool #BT9503 351,460
92,210 3.00%, 12/1/51, Pool #FM9777 81,890
350,262 2.00%, 12/1/51, Pool #CB2350 288,616
326,100 2.50%, 12/1/51, Pool #CB2376 281,960
1,474,627 2.50%, 12/1/51, Pool #FM9865 1,270,007
829,256 2.50%, 12/1/51, Pool #CB2289 713,644
344,328 2.50%, 12/1/51, Pool #CB2320 296,553
371,508 2.50%, 12/1/51, Pool #CB2321 319,709
266,008 2.00%, 12/1/51, Pool #CB2347 220,325
263,776 2.00%, 12/1/51, Pool #CB2348 218,245
976,748 2.00%, 12/1/51, Pool #CB2349 808,134
252,459 3.00%, 1/1/52, Pool #CB2662 225,518
141,743 2.50%, 1/1/52, Pool #MA4512 120,700
91,479 3.50%, 1/1/52, Pool #CB2679 84,552
316,856 3.50%, 1/1/52, Pool #MA4514 293,052
1,755,905 2.50%, 1/1/52, Pool #FS1648 1,495,633
1,484,765 2.00%, 1/1/52, Pool #FS0286 1,228,439
642,371 2.00%, 1/1/52, Pool #FS0288 527,443
874,384 3.00%, 2/1/52, Pool #FS0631 782,149
284,535 3.50%, 2/1/52, Pool #CB2906 262,092
179,430 3.50%, 2/1/52, Pool #CB2905 165,286
93,849 3.00%, 2/1/52, Pool #CB2886 83,661
1,536,739 2.00%, 2/1/52, Pool #CB2842 1,267,137
618,150 3.00%, 3/1/52, Pool #BV0350 546,546
404,254 3.50%, 3/1/52, Pool #CB3174 373,055
478,641 3.50%, 3/1/52, Pool #CB3128 441,981
375,897 2.50%, 3/1/52, Pool #BV4139 322,224
27,973 2.50%, 4/1/52, Pool #CB3356 23,806
688,393 4.00%, 4/1/52, Pool #FS1647 657,583
774,923 2.50%, 6/1/52, Pool #FS5035 659,701
592,853 5.00%, 9/1/52, Pool #CB4682 591,430
5,624,996 4.00%, 10/1/52, Pool #FS3393 5,326,064
375,886 5.50%, 10/1/52, Pool #CB4843 379,590
46,207 5.00%, 10/1/52, Pool #CB4893 46,105
– 4.50%, 10/1/52, Pool #BX1265 —
231,311 4.50%, 10/1/52, Pool #BX0507 224,175
271,138 5.00%, 11/1/52, Pool #FS3248 270,530
– 4.50%, 11/1/52, Pool #BX1765 —
467,385 5.00%, 11/1/52, Pool #CB5128 470,975
142,271 5.00%, 11/1/52, Pool #FS3295 141,570
331,169 5.00%, 12/1/52, Pool #MA4841 328,150

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
December 31, 2023
29
See accompanying notes to the financial statements.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 141,395 5.00%, 12/1/52, Pool #CB5273 $ 140,830
515,063 2.50%, 5/1/53, Pool #FS4919 438,243
383,893 6.00%, 6/1/53, Pool #CB6538 396,079
768,169 5.50%, 6/1/53, Pool #CB6527 781,378
293,810 6.00%, 6/1/53, Pool #CB6539 301,853
4,550,000 3.50%, 1/25/54, TBA 4,174,625
5,550,000 2.50%, 1/25/54, TBA 4,720,752
9,250,000 3.00%, 1/25/54, TBA 8,179,746
13,300,000 2.00%, 1/25/54, TBA 10,862,359
3,100,000 4.50%, 1/25/54, TBA 3,005,063
3,900,000 3.50%, 2/25/54, TBA 3,584,953
5,550,000 2.00%, 2/25/54, TBA 4,545,797
109,416,336
Total U.S. Government Agency Mortgages (Cost $208,720,195) 203,676,495
U.S. Treasury Obligations (19.1%):
U.S. Treasury Bonds (6.6%):
32,428,000 1.75%, 8/15/41 22,628,664
3,796,700 3.38%, 8/15/42 3,398,047
1,605,300 3.00%, 2/15/47 1,316,848
34,653,000 2.00%, 8/15/51 22,730,202
6,906,000 1.88%, 11/15/51 4,386,389
7,300,000 2.25%, 2/15/52 5,082,625
3,500,000 2.88%, 5/15/52 2,798,906
15,000,000 3.63%, 2/15/53 13,910,156
27,993,000 4.13%, 8/15/53 28,421,643
104,673,480
U.S. Treasury Notes (12.5%):
14,000,000 0.75%, 5/31/26 12,928,125
18,472,000 1.25%, 12/31/26 17,054,851
5,255,200 1.25%, 5/31/28 4,698,477
17,310,000 1.25%, 9/30/28 15,354,511
26,000,000 4.00%, 2/28/30 26,162,500
2,800,000 3.63%, 3/31/30 2,760,625
19,600,000 3.75%, 5/31/30 19,456,062
9,500,000 4.88%, 10/31/30 10,065,547
14,200,000 4.38%, 11/30/30 14,628,219
19,672,000 2.88%, 5/15/32 18,264,223
8,600,000 4.13%, 11/15/32 8,758,563
32,000,000 3.50%, 2/15/33 31,095,000
12,800,000 3.38%, 5/15/33 12,310,000
3,276,000 3.88%, 8/15/33 3,278,559
196,815,262
Total U.S. Treasury Obligations (Cost $334,301,984) 301,488,742
Shares
Unaffiliated Investment Companies (2.1%):
Money Markets (2.1%):
11,177,423 BlackRock Liquidity FedFund , Institutional Class,
4.85%(e) 11,177,423
22,202,355 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 5.25%(e) 22,202,355
Total Unaffiliated Investment Companies (Cost $33,379,778) 33,379,778
Shares Value
Total Investment Securities
(Cost $1,607,256,225) — 104.7%(f) $ 1,651,197,552
Net other assets (liabilities) — (4.7)% (74,736,381)
Net Assets — 100.0% $ 1,576,461,171

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
December 31, 2023
30
See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of December 31, 2023.
CVR—Contingency Valued Rights
H15T1Y—1 Year Treasury Constant Maturity Rate
H15T5Y—5 Year Treasury Constant Maturity Rate
LIBOR—London Interbank Offered Rate
MTN—Medium Term Note
SOFR—Secured Overnight Financing Rate
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
TBA—To Be Announced Security
US0003M—3 Month US Dollar LIBOR
USISDA05—5 Year ICE Swap Rate
* Non-income producing security.
† Represents less than 0.05%.
^ This security or a partial position of this security was on loan as of December 31, 2023. The total value of securities on loan as of December 31, 2023 was $10,719,786.
(a) Security was valued using significant unobservable inputs as of December 31, 2023.
(b) Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors.
(c) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at December
31, 2023.
(d) Defaulted bond.
(e) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2023.
(f) The rate represents the effective yield at December 31, 2023.
(g) See Federal Tax Information listed in the Notes to the Financial Statements.
Amounts shown as “—“ are either $0 or round to less than $1.
Futures Contracts
At December 31, 2023, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini March Futures (U.S. Dollar) 3/15/24 14 $ 3,374,000 $ 101,180
$ 101,180

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
31
See accompanying notes to the financial statements.
Statement of Assets and Liabilities
December 31, 2023
Statement of Operations
For the Year Ended December 31, 2023
Assets:
Investment securities, at cost $ 1,607,2 56 , 225
Investment securities, at value(a) $ 1,651,197,552
Cash 3,415
Deposit at broker for futures contracts collateral 188,800
Interest and dividends receivable 9,574,910
Foreign currency, at value (cost $1) 1
Receivable for investments sold 2,370,943
Receivable for TBA investments sold 12,598,900
Prepaid expenses 7,958
Reclaims receivable 7, 493
Total Assets 1,675,949,972
Liabilities:
Payable for investments purchased 379,000
Payable for TBA investments purchased 85,516,825
Payable for capital shares redeemed 1,395,399
Payable for collateral received on loaned securities 11,177,424
Payable for variation margin on futures contracts 9,273
Management fees payable 568,808
Administration fees payable 65,407
Distribution fees payable 313,224
Custodian fees payable 9,161
Administrative and compliance services fees payable 2,270
Transfer agent fees payable 1,906
Trustee fees payable 9,419
Other accrued liabilities 40,685
Total Liabilities 99,488,801
Commitments and contingent liabilities^
Net Assets
$ 1,576,461,171
Net Assets Consist of:
Paid in capital $ 1,560,294,046
Total distributable earnings 16,167,125
Net Assets
$ 1,576,461,171
Class 1
Net Assets $ 85,078,926
Shares of beneficial interest (unlimited number of shares authorized, no par value) 9,996,73 1
Net Asset Value (offering and redemption price per share) $ 8.51
Class 2
Net Assets $ 1,491,382,245
Shares of beneficial interest (unlimited number of shares authorized, no par value) 107,498,899
Net Asset Value (offering and redemption price per share) $ 13.87
(a) Includes securities on loan of $10,719,786.
^ See Note 3 in Notes to the Financial Statements.
Investment Income:
Interest $ 34,407,955
Dividends 12,664,286
Income from securities lending 102,423
Foreign withholding tax (4,191)
Total Investment Income 47,170,473
Expenses:
Management fees 6,660,587
Administration fees 473,212
Distribution fees - Class 2 3,660,890
Custodian fees 48,968
Administrative and compliance services fees 18,649
Transfer agent fees 17,036
Trustee fees 85,932
Professional fees 68,313
Shareholder reports 30,259
Other expenses 45,443
Total expenses before reductions 11,109,289
Less expense contractually waived/reimbursed by the Manager (323,102)
Net expenses 10,786,187
Net Investment Income/(Loss)
36,384,286
Net realized and Change in net unrealized gains/losses on
investments:
Net realized gains/(losses) on securities and foreign currencies (21,546,999)
Net realized gains/(losses) on futures contracts 1,226,908
Net realized gains/(losses) on securities sold short (89,369)
Change in net unrealized appreciation/depreciation on securities and foreign currencies 186,530,716
Change in net unrealized appreciation/depreciation on futures contracts 579,960
Net realized and Change in net unrealized gains/losses on
investments
166,701,216
Change in Net Assets Resulting From Operations
$ 203,085,502

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
32
See accompanying notes to the financial statements.
Statements of Changes in Net Assets
For the
Year Ended
December 31, 2023
For the
Year Ended
December 31, 2022
Change In Net Assets:
Operations:
Net investment income/(loss) $ 36,384,286 $ 26,800,220
Net realized gains/(losses) on investments (20,409,460) (41,659,990)
Change in unrealized appreciation/depreciation on investments 187,110,676 (247,561,486)
Change in net assets resulting from operations 203,085,502 (262,421,256)
Distributions to Shareholders:
Class 1 (2,521,779) (10,958,966)
Class 2 (23,910,456) (109,130,381)
Change in net assets resulting from distributions to shareholders (26,432,235) (120,089,347)
Capital Transactions:
Class 1
Proceeds from shares issued 82,213 213,171
Proceeds from dividends reinvested 2,521,779 10,958,966
Value of shares redeemed (11,234,324) (12,968,837)
Total Class 1 Shares (8,630,332) (1,796,700)
Class 2
Proceeds from shares issued 171,121,999 5,307,519
Proceeds from shares issued in merger 62,128,067 —
Proceeds from dividends reinvested 23,910,456 109,130,381
Value of shares redeemed (243,821,463) (202,741,466)
Total Class 2 Shares 13,339,059 (88,303,566)
Change in net assets resulting from capital transactions 4,708,727 (90,100,266)
Change in net assets 181,361,994 (472,610,869)
Net Assets:
Beginning of period 1,395,099,177 1,867,710,046
End of period $ 1,576,461,171 $ 1,395,099,177
Share Transactions:
Class 1
Shares issued 10,255 25,660
Dividends reinvested 326,233 1,451,519
Shares redeemed (1,390,980) (1,449,051)
Total Class 1 Shares (1,054,492) 28,128
Class 2
Shares issued 13,579,385 382,308
Shares issued in merger 4,953,915 —
Dividends reinvested 1,896,150 8,967,163
Shares redeemed (18,701,235) (14,515,051)
Total Class 2 Shares 1,728,215 (5,165,580)
Change in shares 673,723 (5,137,452)

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)
33
See accompanying notes to the financial statements.
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021^
Year Ended
December 31,
2020
Year Ended
December 31,
2019
Class 1
Net Asset Value, Beginning of Period
$ 7.69  $ 10.29  $ 10.00
Investment Activities:
Net Investment Income/(Loss)(a) 0.21  0.17  0.07
Net Realized and Unrealized Gains/(Losses) on Investments 0.86  (1.67) 0.52
Total from Investment Activities 1.07  (1.50) 0.59
Distributions to Shareholders From:
Net Investment Income (0.25) (0.14) (0.08)
Net Realized Gains —  (0.96) (0.22)
Total Dividends (0.25) (1.10) (0.30)
Net Asset Value, End of Period
$ 8.51  $ 7.69  $ 10.29
Total Return (b)
14.24% (14.40)% 6.03%(c)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $ 85,079  $ 85,004  $ 113,445
Net Investment Income/(Loss)(d) 2.58% 1.95% 1.35%
Expenses Before Reductions(d)(e) 0.48% 0.47% 0.51%
Expenses Net of Reductions(d) 0.46% 0.46% 0.46%
Portfolio Turnover Rate(f) 61% 72% 115%
Class 2
Net Asset Value, Beginning of Period
$ 12.39  $ 15.81  $ 14.44  $ 13.45  $ 12.26
Investment Activities:
Net Investment Income/(Loss)(a) 0.30  0.24  0.19  0.26  0.31
Net Realized and Unrealized Gains/(Losses) on Investments 1.40  (2.56) 1.48  1.51  1.76
Total from Investment Activities 1.70  (2.32) 1.67  1.77  2.07
Distributions to Shareholders From:
Net Investment Income (0.22) (0.14) (0.08) (0.35) (0.33)
Net Realized Gains —  (0.96) (0.22) (0.43) (0.55)
Total Dividends (0.22) (1.10) (0.30) (0.78) (0.88)
Net Asset Value, End of Period
$ 13.87  $ 12.39  $ 15.81  $ 14.44  $ 13.45
Total Return (b)
13.87% (14.56)% 11.65% 13.47% 17.27%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $ 1,491,382  $ 1,310,095  $ 1,754,265  $ 558,527  $ 559,027
Net Investment Income/(Loss) 2.33% 1.70% 1.22% 1.92% 2.35%
Expenses Before Reductions(e) 0.73% 0.72% 0.80% 1.03% 1.02%
Expenses Net of Reductions 0.71% 0.71% 0.71% 0.71% 0.71%
Portfolio Turnover Rate(f) 61% 72% 115% 77% 77%
^ Class 1 activity is for the period June 21, 2021 (commencement of operations) to December 31, 2021.
(a) Calculated using the average shares method.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges.  If these charges were included, the returns would have been lower.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Excludes fee reductions.  If such fee reductions had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Notes to the Financial Statements
December 31, 2023
34
1. Organization
The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services— Investment
Companies.” The Trust consists of 16 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Fidelity
Institutional Asset Management Multi-Strategy Fund (the “Fund”), and 15 are presented in separate reports. The Fund is a diversified series of the Trust.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance
Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
2.  Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-
dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Real Estate Investment Trusts
The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.
Foreign Currency Translation and Withholding Taxes
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.
Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.
Structured Notes
The Fund may invest in structured notes, the values of which are based on the price movements of a reference security or index. Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. The terms of the structured notes may provide that in certain circumstances no principal is due at maturity and therefore, may result in a loss of invested capital. Structured notes may be positively or negatively indexed, so that appreciation of the reference may produce an increase or a decrease in the interest rate or the value of the structured note at maturity may be calculated as a specified multiple of the change in the value of the reference; therefore, the value of such security may be very volatile. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Notes to the Financial Statements
December 31, 2023
35
Securities Purchased on a When-Issued Basis
The Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve risk that the yield obtained in the transaction will be less than that available in the market when the delivery takes place. The Fund will not pay for such securities or start earning interest on them until they are received. When the Fund agrees to purchase securities on a when-issued basis, the Fund will segregate or designate cash or liquid assets equal to the amount of the commitment. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. The Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.
Short Sales
The Fund may engage in short sales against the box (i.e., where the Fund owns or has an unconditional right to acquire at no additional cost a security substantially similar to the security sold short) for hedging purposes to limit exposure to a possible market decline in the value of its portfolio securities. In a short sale, the Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Fund may also incur an interest expense if a security that has been sold short has an interest payment. When the Fund engages in a short sale, the Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.
Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance
Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment
Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Class Allocation
The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of the Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred. All share classes have equal voting rights, except that voting with respect to matters that affect a single class is limited to shares of that class.
Bank Loans
The Fund may invest in bank loans, which generally have interest rates which are reset periodically by reference to a base lending rate plus a premium as shown in the Schedule of
Portfolio Investments. Bank loans often require prepayments from excess cash flows or allow the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the anticipated or actual maturity may be considerably earlier than the stated maturity shown in the Schedule of Portfolio Investments. All or a portion of any bank loans may be unfunded. The Fund reflects both the funded portion of a bank loan, as well as its unfunded commitment in the Schedule of Portfolio Investments.
The portfolio is obligated to fund any commitments at the borrower’s discretion. Therefore, the portfolio must have funds sufficient to cover its contractual obligation.
Securities Lending
To generate additional income, the Fund may lend up to 33 1⁄3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash,
U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities).
The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The
Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned.
There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at December 31, 2023 are presented on the Fund’s Schedule of Portfolio Investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Notes to the Financial Statements
December 31, 2023
36
Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent 9%
of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $10,204 during the year ended December 31, 2023. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $11,177,424 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of December 31, 2023. At December 31, 2023, there were no master netting provisions in the securities lending agreement.
TBA Purchase and Sale Commitments
The Fund may enter into to-be-announced (TBA) purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted
“good delivery” standards. The Fund may enter into TBA purchase transactions with the intention of taking possession of the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBAs to gain interim exposure to underlying securities. Until settlement, the Fund maintains liquid assets sufficient to settle its TBA commitments.
To mitigate counterparty risk, the Fund has entered into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any time, the Fund’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated TBAs in excess of unrealized loss on depreciated TBAs and collateral held, if any, by such counterparty. As of December 31, 2023, no collateral had been posted by the Fund to counterparties for TBAs.
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the year ended December 31, 2023, the Fund did not engage in any Rule 17a-7 transactions.
Derivative Instruments
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the
Fund, including the primary underlying risk exposures related to each instrument type.
Futures Contracts
During the year ended December 31, 2023, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the year ended December
31, 2023, the monthly average notional amount for long contracts was $8.0 million. There was no short contract activity during the period. Realized gains and losses are reported as
“Net realized gains/(losses) on futures contracts” on the Statement of Operations.
Summary of Derivative Instruments
The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of December 31, 2023:
Asset Derivatives Liability Derivatives
Primary Risk Exposure
Statement of Assets
and Liabilities Location Total Value
Statement of Assets
and Liabilities Location Total Value
Equity Risk
101,180 –
Futures Contracts Receivable for variation margin on futures contracts* $101,180 Payable for variation margin on futures contracts* $—
* For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day's variation margin, if any, is reported within the Statement of Assets and Liabilities as Variation margin on futures contracts.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Notes to the Financial Statements
December 31, 2023
37
The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the year ended December 31, 2023:
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. Pursuant to a subadvisory agreement with the Manager, (“FIAM” or the “Subadviser”) provides investment advisory services for and makes investment decisions on behalf of the Fund subject to the general supervision of the Trustees and the Manager. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Management fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2025.
For the year ended December 31, 2023, the annual rate due to the Manager and the annual expense limit were as follows:
* The annual rate due to the Manager is 0.43% of the first $20 billion of the Fund’s average daily net assets and 0.40% of the Fund’s average daily net assets over $20 billion. The annual rate due to the Subadviser from the Manager is 0.25% of the first $200 million of the Fund’s average daily net assets, 0.20% of the next $200 million of the Fund’s average daily net assets and 0.15% of the Fund’s average daily net assets over $400 million.
Any amounts contractually waived or remitted to the Fund by the Manager with respect to the annual expense limit in a particular fiscal year may be reimbursed by the Fund to the
Manager, provided that such reimbursement will not cause the Fund to exceed the lesser of any applicable expense limit in effect (i) at the time of the original waiver or payment and
(ii) at the time of such reimbursement, as supported by standard accounting practices. Such reimbursement only applies to amounts waived or paid by the Manager within the three years prior to the date of such reimbursement, calculated monthly from when the waiver or payment was recorded. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.”
At December 31, 2023, the contractual reimbursements subject to repayment by the Fund in subsequent years were as follows:
The Fund has not recorded a commitment or contingent liability at December 31, 2023.
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations, as applicable. During the year ended
December 31, 2023, there were no such waivers.
Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and
compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of combined average daily net assets of the Funds on the first $4 billion, 0.04% of combined average daily net assets of the Funds on the next
$2 billion, 0.02% of combined average daily net assets of the Funds on the next $2 billion and 0.01% of combined average daily net assets of the Funds over $8 billion. The overall
Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any
Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY
Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Primary Risk Exposure
Location of Gains/(Losses)
on Derivatives
Recognized
Realized Gains/(Losses)
on Derivatives
Recognized
Change in Net Unrealized
Appreciation/Depreciation
on Derivatives Recognized
Equity Risk
(1,226,908) (579,960)
Futures Contracts Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/
depreciation on futures contracts
$ 1,226,908 $ 579,960
Annual Rate* Annual Expense Limit
AZL Fidelity Institutional Asset Management Multi-Strategy Fund, Class 1 0.43% 0.46%
AZL Fidelity Institutional Asset Management Multi-Strategy Fund, Class 2 0.43% 0.71%
Expires
12/31/2024
Expires
12/31/2025
Expires
12/31/2026
Total
AZL Fidelity Institutional Asset Management Multi-Strategy Fund $564,106 $228,020 $323,102 $1,115,228

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Notes to the Financial Statements
December 31, 2023
38
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the average daily net assets attributable to Class 2 shares, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Security prices are determined pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange
(“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used. Securities listed on
NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level
1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy. Futures contracts are valued at the settlement prices established each day on the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.
Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source in accordance with valuation procedures approved by the Board. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.
Other assets and securities for which market quotations have become unreliable or are not readily available as defined in Rule 2a-5 under the 1940 Act are valued in accordance with valuation procedures approved by the Board. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as
Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.
In accordance with valuation procedures approved by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. These procedures include the Fund’s use of a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.
The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.
The following is a summary of the valuation inputs used as of December 31, 2023 in valuing the Fund’s investments based upon the three levels defined above:
Investment Securities: Level 1 Level 2 Level 3 Total
Common Stocks
+
$ 653,951,693 $ — $ 326,314 $ 654,278,007
Warrants 83,792 — — 83,792
Asset Backed Securities — 7,379,283 — 7,379,283
Collateralized Mortgage Obligations — 88,668,497 — 88,668,497
Convertible Bonds — 508,831 — 508,831
Bank Loans — 2,192,426 — 2,192,426
Corporate Bonds
+
— 291,565,147 —
#
291,565,147
Yankee Debt Obligations
+
— 67,976,554 — 67,976,554
U.S. Government Agency Mortgages — 203,676,495 — 203,676,495
U.S. Treasury Obligations — 301,488,742 — 301,488,742
Unaffiliated Investment Companies 33,379,778 — — 33,379,778
Total Investment Securities 687,415,263 963,455,975 326,314 1,651,197,552
Other Financial Instruments:
*
Futures Contracts 101,180 — — 101,180
Total Investments $687,516,443 $963,455,975 $326,314 $1,651,298,732

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Notes to the Financial Statements
December 31, 2023
39
(a)
Acquisition date represents the initial purchase date of the security.
5. Security Purchases and Sales
For the year ended December 31, 2023 cost of purchases and proceeds from sales of securities (excluding fund merger transactions and securities maturing less than one year from acquisition) were as follows:
For the year ended December 31, 2023 purchases and sales of long-term U.S. government securities were as follows:
6. Restricted Securities
A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of
1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act.
Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of December 31, 2023 are identified below.
7. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Bank Loan Risk: There are a number of risks associated with an investment in bank loans including credit risk, interest rate risk, liquidity risk and prepayment risk. Lack of an active trading market, restrictions on resale, irregular trading activity, wide bid/ask spreads and extended trade settlement periods may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. The risk of holding bank loans is also directly tied to the risk of insolvency or bankruptcy of the issuing banks. These risks could cause the Fund to lose income or principal on a particular investment, which in turn could affect the Fund’s returns. The value of bank loans can be affected by and sensitive to changes in government regulation and to economic downturns in the United States and abroad. Bank loans generally are floating rate loans, which are subject to interest rate risk as the interest paid on the floating rate loans adjusts periodically based on changes in widely accepted reference rates.
Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.
Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.
Foreign Securities Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell the securities of such companies.
+
For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.
#
Represents the interest in securities that were determined to have a value of zero at December 31, 2023.
*
Other Financial Instruments would include any derivative instruments, such as futures contracts.  These investments are generally presented in the financial statements at variation margin.
Purchases Sales
AZL Fidelity Institutional Asset Management Multi-Strategy Fund $963,668,534 $904,551,819
Purchases Sales
AZL Fidelity Institutional Asset Management Multi-Strategy Fund $244,349,821 $123,375,114
Security
Acquisition
Date (a)
Acquisition
Cost
Shares or
Principal
Amount
Fair
Value
Percentage of Net
Assets
Mesquite Energy, Inc. , 7.25% , 2/15/23
10/30/18 $ 256,808 278,000 $ – 0.00%
Party City Holdings, Inc., 8.75%, 2/15/26
2/19/21 20,000 20,000 2,146 0.00%

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Notes to the Financial Statements
December 31, 2023
40
Interest Rate Risk: Debt securities held by the Fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.
Market Risk : The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to a particular company, such as real or perceived adverse economic conditions, inflation, recessions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.
Mortgage-Related and Other Asset-Backed Securities Risk: The Fund may invest in a variety of mortgage-related and other asset-backed securities, which are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, investments in mortgage-related securities may cause the fund to exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to call risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. If the Fund purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the Fund may receive payments only after the pool’s obligations to other investors have been satisfied.
An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. An unexpectedly high or low rate of prepayments on a pool’s underlying mortgages may have a similar effect on subordinated securities. A mortgage pool may issue securities subject to various levels of subordination. The risk of non-
payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.
Short Sale Risk: The Fund may engage in short sales, which are transactions in which the Fund sells securities borrowed from others with the expectation that the price of the security will fall before the Fund must purchase the security to return it to the lender. The Fund may make short sales of securities, either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that the Fund does not own declines in value. Because making short sales in securities that it does not own exposes the
Fund to the risks associated with those securities, such short sales involve speculative exposure risk. The Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the security sold short. The Fund will realize a gain if the security declines in price between those dates. As a result, if the Fund makes short sales in securities that increase in value, it will likely underperform similar funds that do not make short sales in securities they do not own. There can be no assurance that the Fund will be able to close out a short sale position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold. The Fund may also pay transaction costs and borrowing fees in connection with short sales.
8. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2023 is $1,628,724,207. The gross unrealized appreciation/
(depreciation) on a tax basis is as follows:
As of the end of its tax year ended December 31, 2023, the Fund had capital loss carry forwards (“CLCFs”) as summarized in the table below. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset.
CLCFs not subject to expiration:
Unrealized appreciation $109,112,839
Unrealized (depreciation) (86,639,494)
Net unrealized appreciation/(depreciation) $22,473,345
Short-Term
Amount
Long-Term
Amount Total
AZL Fidelity Institutional Asset Management Multi-Strategy Fund $ 16,406,376 $ 26,308,452 $ 42,714,828

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Notes to the Financial Statements
December 31, 2023
41
The tax character of dividends paid to shareholders during the year ended December 31, 2023 was as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2022 was as follows:
At December 31, 2023, the components of accumulated earnings on a tax basis were as follows:
9. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the
1940 Act. As of December 31, 2023 the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 70% of the Fund.
Investment activities of this shareholder could have a material impact to the Fund.
10. Acquisition of Funds
Effective as of the close of business March 10, 2023, the Fund acquired all the assets and liabilities of the AZL Gateway Fund (“Gateway Fund”), an open-end management investment company, pursuant to a plan of reorganization approved by the Board on December 13, 2022 (the “Plan”). The acquisition was accomplished by a taxable exchange of 9,596,369 shares of the Gateway Fund outstanding as of close of business March 10, 2023, valued at $62,128,067 for 4,953,915 Class 2 shares of the Fund.
At the close of business March 10, 2023, the Gateway Fund’s investment holdings had a fair value of $62,047,868 and identified cost of $62,047,868. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value, including the cost basis of investments received. All fees and expenses incurred by the Gateway
Fund and the Fund directly in connection with the Plan were borne by the Manager. There are no material differences in accounting policies of the Gateway Fund as compared to those of the Fund.
Assuming the acquisition had been completed on January 1, 2023, the beginning of the annual reporting period of the Fund, the Fund’s pro forma results of operations for the year ended December 31, 2023, are as follows:
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Gateway Fund that have been included in the Fund’s Statement of Operations subsequent to March 10, 2023. The Fund did not purchase or sell securities following the acquisition for purposes of realigning its investment portfolio. Accordingly, the acquisition of the Gateway Fund did not affect the Fund’s portfolio turnover ratio for the year ended December 31, 2023.
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL Fidelity Institutional Asset Management Multi-Strategy Fund $26,432,235 $— $26,432,235
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL Fidelity Institutional Asset Management Multi-Strategy Fund $42,108,022 $77,981,325 $120,089,347
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
Depreciation(a)
Total
Accumulated
Earnings/ (Deficit)
AZL Fidelity Institutional Asset Management Multi-Strategy
Fund $36,402,003 $— $(42,714,828) $22,479,950 $16,167,125
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales and other miscellaneous differences.
Net investment income/(loss) $ 36,668,675
Net realized/unrealized gains/(losses) 170,424,786
Change in net assets resulting from operations $207,093,461

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Notes to the Financial Statements
December 31, 2023
42
11. Recent Regulatory Pronouncements
Effective January 24, 2023, the SEC adopted rule and form amendments that require open-end management investment companies to transmit concise and visually engaging annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a tailored shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24,
2024. Accordingly, the rule and form amendments will not impact the Fund until the 2024 semi-annual shareholder report and will have no effect on the Fund’s accounting policies or financial statements.
12. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
43
To the Board of Trustees of Allianz Variable Insurance Products Trust and Shareholders of
AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of AZL Fidelity Institutional Asset Management Multi-Strategy
Fund (one of the funds constituting Allianz Variable Insurance Products Trust, referred to hereafter as the "Fund") as of December 31, 2023, the related statement of operations for the year ended December 31, 2023, the statements of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2023 and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United
States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
New York, New York
February 22, 2024
We have served as the auditor of one or more investment companies in the Allianz Variable Insurance Products complex since 2018.

44
Other Federal Income Tax Information (Unaudited)
For the year ended December 31, 2023, 35.43% of the total ordinary income dividends paid by the Fund qualify for the corporate dividends received deductions available to corporate shareholders.

45
Other Information (Unaudited)
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov .
The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov, or may be obtained by calling 800-624-0197.

46
Approval of Investment Advisory and Subadvisory Agreements (Unaudited)
Subject to the general supervision of the Board of Trustees (the “Board”) and in accordance with the investment objectives and restrictions of each separate series (together, the
“Funds”) of the Allianz Variable Insurance Products Trust (the “Trust”), investment advisory services are provided to the Funds by Allianz Investment Management LLC (the “Manager”).
As used in this section, “Fund” refers to any of the Funds other than the AZL Moderate Index Strategy Fund. The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board, is responsible for the management of each Fund. For management services, each Fund pays the Manager an investment advisory fee based upon the Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing the Fund if and when total Fund operating expenses exceed certain amounts until at least April 30, 2025 (the “Expense Limitation Agreement”).
Each Fund is a manager-of-managers fund. That means that the Manager is responsible for monitoring the various Subadvisers that have day-to-day responsibility for the investment decisions made for each Fund. The Manager also is responsible for determining, in the first instance, which investment advisers to consider recommending for selection as a
Subadviser.
In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America (“Allianz Life”) and its subsidiary, Allianz Life Insurance Company of New York (“Allianz of New York”). Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products, and not in the retail fund market.
The Manager has adopted policies and procedures to assist it in the process of analyzing each potential Subadviser with expertise in particular asset classes for purposes of making the recommendation that a specific investment adviser be selected. The Board reviews and considers the information provided by the Manager in deciding which investment advisers to select as a Subadviser. After an investment adviser becomes a Subadviser, a similarly rigorous process is instituted by the Manager to monitor the investment performance and other responsibilities of the Subadviser. The Manager reports to the Board on its analysis at the regular meetings of the Board, which are held at least quarterly. Where warranted, the Manager will add or remove a particular Subadviser from a “watch” list that it maintains. Watch list criteria include, for example: (a) Fund performance over various time periods;
(b) Fund risk issues, such as changes in key personnel involved with Fund management, changes in investment philosophy or process, or “capacity” concerns; and (c) organizational risk issues, such as regulatory, compliance or legal concerns, or changes in the ownership of the Subadviser. The Manager may place a Fund on the watch list for other reasons, and if so, will explain its rationale to the Board. Funds which are on the watch list are subject to additional scrutiny by the Manager and the Board. Funds may be removed from such watch list, if for example, performance improves or regulatory matters are satisfactorily resolved. However, in some situations where Funds have been on the watch list, the Manager has recommended the retention of a new Subadviser, and the Board has subsequently considered and approved retention of the new Subadviser.
As required by the Investment Company Act of 1940 (the “1940 Act”), the Board has reviewed and approved the Management Agreement with the Manager and the portfolio management agreements (the “Subadvisory Agreements”; and together with the Management Agreement, the “Advisory Contracts”) with the Subadvisers. The Board’s decision to approve these contracts reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of these contracts, the Board considered many factors, among the most material of which are: the Fund’s investment objectives and long-term performance; the Manager’s and Subadvisers’
(collectively, the “Advisory Organizations”) management philosophy, personnel, processes and investment performance, including their compliance history and the adequacy of their compliance processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.
The Board also considered the compensation and benefits received by the Advisory Organizations. This includes fees received for services provided to the Fund by affiliated persons of the Advisory Organizations and research services received by the Advisory Organizations from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Services Agreement and a Compliance Services Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance
Officer; and (2) Allianz Life Financial Services, LLC, an affiliated person of the Manager, is a registered securities broker-dealer and received (along with its affiliated persons) any payments made by the Funds pursuant to Rule 12b1.
The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature, extent and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; the profitability of acting as adviser to the fund; and the extent to which the independent Board members, who are not “interested persons” of a fund as defined by the 1940 Act (“Independent Trustees”), are fully informed about all facts bearing on the adviser’s services and fees. The
Board is aware of these factors and takes them into account in its review of the Advisory Contracts.
Each member of the Board considered and weighed these factors in light of his or her experience in governing the Trust and working with the Advisory Organizations on matters relating to the Funds. The Board is assisted in its deliberations by the advice of independent legal counsel to the Independent Trustees (“Independent Trustee Counsel”). In this regard, the Board requests and receives a significant amount of information about the Funds and the Advisory Organizations. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meetings at which the Board’s formal review of the Advisory Contracts occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of Advisory Contracts is informed by reports covering such matters as: an Advisory Organization’s investment philosophy, personnel, and processes; the Fund’s investment performance (in absolute terms as well as in relationship to its benchmark(s) and certain competitor or “peer group” funds), and comments on the reasons for performance; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to peer group and/or competing funds, with due regard for the Expense Limitation Agreement and additional voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities; the nature, extent and quality of the advisory and other services provided to the Fund by the Advisory Organizations and their affiliates; compliance and audit reports concerning the Funds and the companies that service them; and
relevant developments in the mutual fund industry and how the Funds and/or Advisory Organizations are responding to them.

47
The Board also receives financial information about the Advisory Organizations, including reports on the compensation and benefits the Advisory Organizations derive from their relationships with the Funds. These reports cover not only the fees under the Advisory Contracts, but also the fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or “fall-out” benefits an Advisory Organization may derive from its relationship with the Funds.
In assessing the Advisory Organizations’ performance of their obligations, the Board may also consider whether there has occurred a circumstance or event that would constitute a reason for it to not renew an Advisory Contract. In this regard, the Board is mindful of the potential disruption of a Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew a contract.
The Advisory Contracts were most recently considered at Board meetings held in the summer and fall of 2023. Information relevant to the approval of such Advisory Contracts was considered at Board meetings held June 13 and 20, 2023, and September 19, 2023, as well as in various other meetings preceding those meetings. Accordingly, the Advisory
Contracts were approved by the Board at an in-person meeting on September 19, 2023. At such meeting the Board also approved the Expense Limitation Agreement between the
Manager and the Trust for the period ending April 30, 2025. Additionally, at the meeting held September 19, 2023, the Board considered and approved a recommendation to reduce, through at least April 30, 2025, the management fee of the AZL MSCI Global Equity Index Fund.
In connection with such meetings, the Board requested and evaluated extensive materials from the Advisory Organizations, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third-party provider and other sources believed to be reliable by the Manager and the Trustees. Prior to voting, the Trustees reviewed the proposed approval of the Advisory Contracts with management and with Independent Trustee Counsel and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approval. The Independent Trustees also discussed the proposed approval in private sessions with Independent Trustee Counsel at which no representatives of the Manager or Subadvisers were present. In reaching their determinations relating to the approval of the Advisory Contracts, in respect of each Fund, each member of the Board considered all factors he or she believed relevant. The Board based its decision to approve the Advisory
Contracts on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to every Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.
Shareholder reports must include a discussion of certain factors relating to the selection of investment advisers and the approval of advisory fees. The “factors” enumerated by the
SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:
(1) The nature, extent and quality of services provided by the Manager and Subadvisers . The Trustees noted that the Manager, subject to the oversight of the Board, administers each Fund’s business and other affairs. Under the Management Agreement, the Manager holds the sole and exclusive responsibility to provide, or arrange for others to provide, the management of the Funds’ assets and the placement of orders for the purchase and sale of the securities of the Funds. As each Fund is a manager of managers fund, the Manager is authorized, under the Management Agreement, to retain one or more Subadvisers for each Fund to handle day-to-day management of the Funds’ investment portfolios; the Manager is responsible for determining, in the first instance, which investment advisers to recommend to the Board for selection as a Subadviser. The Board was aware that, notwithstanding the retention of the Subadvisers to handle day-to-day portfolio management, the Manager remains responsible for substantial other matters, including continuously monitoring compliance by each Subadviser with the investment policies and restrictions of the respective Funds, with such other limitations or directions of the Board, and with all legal requirements under federal or state law or regulation. The Manager also is responsible primarily to provide statistical information and other data to the Board regarding the Funds’ portfolio investments and to make available to the Funds’ administrator such information as is necessary for the conduct of its duties.
The Board also noted that the Manager provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any other service providers retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer and certain compliance staff, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.
The Board considered the scope and quality of services provided by the Manager and the Subadvisers and noted that the scope of the services provided has continued to expand as a result of regulatory and other developments. The Board noted that, for example, the Manager and Subadvisers are responsible for maintaining and monitoring their own compliance programs, and these compliance programs are continuously refined and enhanced in light of new regulatory requirements. The Board considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Board members concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Trust and to each of the Funds under the Advisory Contracts.
(2) The investment performance of the Funds, the Manager and the Subadvisers . In connection with every quarterly Board meeting, as well as the summer and fall 2023 contract review process, the Board receives extensive information on the performance results of each of the Funds. This includes performance information on the Funds for the previous quarter, and previous one-, three- and five-year periods, to the extent available. The performance information considered includes information on absolute total return, performance versus the appropriate benchmark(s), and performance versus peer groups as reported by Lipper. For example, in connection with the Board meetings held June 13 and 20, 2023, and
September 19, 2023, the Manager reported that for the one-year period ended December 31, 2022, six Funds were in the top 40%, five were in the middle 20%, and four were in the bottom 40% of their respective Lipper peer groups. For the three-year period ended December 31, 2022, nine Funds were in the top 40%, two were in the middle 20% and four were in the bottom 40% of their respective Lipper peer groups. For the five-year period ended December 31, 2022, seven Funds were in the top 40%, four were in the middle 20%, and four were in the bottom 40% of their respective Lipper peer groups. For Funds which are index funds, the Board each quarter also receives information on the extent, if any, to which such Funds deviate from their particular benchmark index (referred to as “index attribution”).
Two Funds, the AZL Russell 1000 Value Index Fund and the AZL Government Money Market Fund, were in the bottom 40% for all of the one-, three- and five-year periods. The
Board had previously met with the portfolio managers of the AZL Russell 1000 Value Index Fund in December 2021 and met with the portfolio managers of the AZL Government
Money Market Fund in June 2023 to receive and review enhanced reporting on each Fund’s current investment strategy, process and outlook. As a result of these discussions and other discussions with representatives of the Manager, the Board considered the reasons for the underperformance of these Funds, including the headwinds faced by their long-
term investment strategies. The Board understood that such underperformance was not a reflection of the nature, extent or quality of services being provided by the respective
Subadvisers. The Board considered that the AZL Russell 1000 Value Index Fund seeks to track its underlying index and does not take defensive positions under any market conditions, including in periods of market decline. The Board also considered the impact of low short-term interest rates on the performance of the AZL Government Money Market Fund during the periods measured.

48
The Board considered that the AZL Enhanced Bond Index Fund, which was in the bottom 40% of its Lipper peer group for the three- and five-year periods, had shown improved relative performance in more recent periods.
At the Board meeting held September 19, 2023, the Board also received updated performance information for the Funds, including updated Lipper peer group ranking information, for various periods ending June 30, 2023.
Thus, at the Board meeting held September 19, 2023, the Board determined that the overall investment performance of the Funds was acceptable.
(3) The costs of services to be provided and profits to be realized by the Manager and the Subadvisers and their affiliates from their relationship with the Funds . The Manager supplied information to the Board pertaining to the level of investment advisory fees to which the Funds are subject. The Manager has agreed to temporarily limit Fund expenses at certain levels, and information is provided to the Board setting forth “contractual” advisory fees and “actual” fees after taking expense limits and any temporary fee waivers into account.
The Board noted that the subadvisory fees are paid by the Manager to each Subadviser and are not additional fees borne by the Funds. Based upon the information provided, the
“actual” advisory fees payable by the Funds overall are generally comparable to the average level of fees paid by the Funds’ peer groups. For the 15 Funds reviewed by the Board in the summer and fall of 2023, 14 Funds paid “actual” advisory fees in a percentage amount within the 65 th
percentile or lower for each Fund’s applicable category. (A lower percentile reflects lower fund fees and is better for fund shareholders.) The Board recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.
Based upon the information provided, the management fee ranking in 2022 for the 15 Funds was as follows: (1) 14 of the Funds had management fee rankings at or below the 65th percentile (with 11 Funds at or below the 50th percentile); and (2) for the AZL MSCI Global Equity Index Fund, it was determined that there was poor peer group comparability due to there being only one other fund in the category. In addition, the Board also considered that the AZL Enhanced Bond Index Fund ranked at the 65th percentile in the bond index category, but that the Fund’s enhanced bond strategy lacks direct peers.
The Manager has also supplied information to the Board pertaining to total Fund expenses (which include advisory fees, the 25 basis point 12b1 fee paid by the Funds, and other Fund expenses). As noted above, the Manager has agreed to limit Fund expenses at certain levels.
The Manager has committed to providing the Funds with a high quality of service and working to reduce Fund expenses over time.
The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2020 through 2022. The Board recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Board considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Board focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Board recognized that the Manager should earn a reasonable level of profits for the services it provides to each Fund.
The Manager, on behalf of the Board, endeavored to obtain information on the profitability of each Subadviser in connection with its relationship with the Fund or Funds which it subadvised. The Manager was unable to obtain consistent profitability information from some of the Subadvisers that would allow the Board to determine the profits derived from the
Subadviser’s relationship to the Fund or Funds, rather than its overall level of profitability. In considering profitability information, the Board considered the possible effect of any fall-
out benefits to the Subadvisers and their affiliates. The Board considered the difficulty of allocating costs to multiple advisory accounts and products of a large advisory organization.
The Manager assured the Board that the Subadvisory Agreements with the Subadvisers, none of which are affiliated with the Manager, were negotiated on an “arm’s length” basis, which should not result in excessive profits for the Subadvisers.
(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale. The Board noted that the advisory fee schedules for the Funds (other than AZL FIAM Multi-Strategy Fund, AZL FIAM Total Bond Fund, and AZL MSCI Global Equity Index Fund) do not contain breakpoints that reduce the fee rate on assets above specified levels, although certain Subadvisory Agreements have such “breakpoints.” The Board recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. The Board found that there was no uniform methodology for establishing breakpoints that give effect to Fund-specific services provided by the Manager. The Board noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Board noted that the total assets in all of the Funds, as of June
30, 2023, were approximately $14.6 billion, and that no single Fund had assets in excess of approximately $3.0 billion.
The Board noted that the Manager has agreed to temporarily limit Fund expenses under the Expense Limitation Agreement, which has the effect of reducing expenses similar to implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of expense limits and/or advisory fee breakpoints as Fund assets change. The Board receives quarterly reports on the level of Fund assets. The Board expects to continue to consider: (a) the extent to which economies of scale have been realized, and (b) whether the advisory fee should be modified, either in connection with the next renewal of the Advisory Contracts or by modifying the Expense Limitation Agreement, to reflect such economies of scale, if any.
Having taken these factors into account, the Board concluded that the absence of breakpoints in the Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.
In conclusion, after full consideration of the above factors, as well as such other factors as each member of the Board considered instructive in evaluating the Advisory Contracts, the
Board concluded that the advisory fees were reasonable, and that the continuation of the Advisory Contracts was in the best interest of the Funds.

49
Information about the Board of Trustees and Officers (Unaudited)
The Trust is managed by the Trustees in accordance with the laws of the state of Delaware governing business trusts. In addition to serving on the Board of Trustees of the Trust, each Trustee serves on the Board of the Allianz Variable Insurance Products Fund of Funds Trust (“FOF Trust”) and the AIM ETF Products Trust (“ETF Trust”) (collectively, the Trust, the FOF Trust, and ETF Trust are the “AIM Complex”). There are currently six Trustees, one of whom is an “interested person” of the Trust within the meaning of that term under the
1940 Act. The Trustees and Officers of the Trust, their addresses, years of birth, their positions held with the Trust, their terms of office with the Trust and length of time served, their principal occupation(s) during the past five years, the number of portfolios in the Trust they oversee, and their other directorships held during the past five years are as follows:
Independent Trustees
(1)
Name, Address, and Birth Year
Positions
Held with
AIM
Complex
Term of
Office
(2)
/Length
of Time Served
Principal Occupation(s)
During Past 5 Years
Number of
Portfolios
Overseen
for the AIM
Complex
Other
Directorships
Held Outside of
the AIM
Complex
During Past
5 Years
Peggy L. Ettestad (1957)
5701 Golden Hills Drive
Minneapolis, MN 55416
Lead
Independent
Trustee
Since 10/14 (Trustee
since 2/07)
Managing Director, Red Canoe Management Consulting LLC, 2008 to
present
56 None
Tamara Lynn Fagely (1958)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 12/17 Retired; previously, Chief Operations Officer, Hartford Funds, 2012 to
2013
56 Diamond Hill Funds
(10 Funds)
Richard H. Forde (1953)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 12/17 Retired; previously, Member of the Board and Chairman of the Finance and Investment Committee, Connecticut Water Service, Inc., 2013 to
2019
56 Connecticut Water
Service, Inc.
Jack Gee (1959)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 01/22 Retired; previously, Managing Director, BlackRock, Inc., Treasurer and
Chief Financial Officer U.S. iShares, 2004 to 2019
56 TWC ETF Trust (3
Funds);
Esoterica Thematic
Trust (2019 - 2020)
Claire R. Leonardi (1955)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 02/04 Retired; previously, CEO, Health eSense Inc. (a medical device company),
2015 to 2018, and Connecticut Innovations, Inc. (a venture capital firm),
2012 to 2015
56 None

50
Interested Trustee
(3)
(1) Each of the Independent Trustees is a member of the Audit and Operational Risk Oversight Committee.
(2) Indefinite.
(3) Is an “interested person,” as defined by the 1940 Act, due to employment by Allianz Life and the Manager.
Officers
(1) Indefinite.
(2) The Manager and the Trust are parties to a Compliance Services Agreement under which the Manager provides an employee of the Manager or one of its affiliates to act as the
Trust’s Chief Compliance Officer.
The Fund’s Statement of Additional Information (“SAI”) contains additional information about the Trust’s Trustees and Officers. The SAI is available without charge, upon request, by calling toll-free 800-624-0197 or at https://www.allianzlife.com.
Name, Address, and Birth Year
Positions
Held with
AIM
Complex
Term of
Office
(2)
/Length
of Time Served
Principal Occupation(s)
During Past 5 Years
Number of
Portfolios
Overseen
for the AIM
Complex
Other
Directorships
Held Outside of
the AIM
Complex
During Past
5 Years
Brian Muench (1970)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 06/11 President, Allianz Investment Management LLC, 2010 to present; Vice
President, Allianz Life, 2011 to present
56 None
Name, Address, and Birth Year
Positions Held with AIM
Complex
Term of Office
(1)
/
Length of Time
Served Principal Occupation(s) During Past 5 Years
Brian Muench (1970)
5701 Golden Hills Drive
Minneapolis, MN 55416
President Since 11/10 President, Allianz Investment Management LLC, 2010 to present; Vice President,
Allianz Life, 2011 to present
Amanda Farren (1978)
5701 Golden Hills Drive
Minneapolis, MN 55416
Secretary Since 02/24 Chief Legal Officer, Allianz Investment Management LLC; Senior Counsel, Allianz
Life, January 2024 to present; Senior Vice President and Director, The Bank of
New York Mellon, 2023; Vice President and Director, The Bank of New York
Mellon, 2015 -2023
Bashir C. Asad (1963)
Citi Fund Services Ohio, Inc.
4400 Easton Commons, Suite 200
Columbus, OH 43219
Treasurer, Principal Accounting
Officer and Principal Financial Officer
Since 06/16 Senior Vice President, Citi Fund Services Ohio, Inc., 2011 to present
Chris R. Pheiffer (1968)
5701 Golden Hills Drive
Minneapolis, MN 55416
Chief Compliance Officer
(2)
and
Anti-Money Laundering Compliance
Officer
Since 02/14 Chief Compliance Officer of the Trust and the FOF Trust, 2014 to present, and the
ETF Trust, 2020 to present
Michael Tanski (1970)
5701 Golden Hills Drive
Minneapolis, MN 55416
Vice President Since 04/09 Assistant Vice President, Allianz Investment Management LLC, 2013 to present
Laura Quade (1969)
5701 Golden Hills Drive
Minneapolis, MN 55416
Vice President Since 08/23 Vice President, Allianz Investment Management LLC, 2023 to present, previously
Director at Wealth Enhancement Group, November 2019 to November 2022; Vice
President, Head of Operations at Hartford Funds 2014 to 2019

ANNRPT1223 02/24
The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® Fidelity Institutional Asset Management Total Bond
Fund
Annual Report
December 31, 2023

AZL® Fidelity Institutional Asset Management Total Bond Fund
Management Discussion and Analysis

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Report of Independent Registered Public Accounting Firm

Other Federal Income Tax Information

Other Information

Approval of Investment Advisory and Subadvisory Agreements

Information about the Board of Trustees and Officers

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

1
AZL® Fidelity Institutional Asset Management Total Bond Fund Review (Unaudited)
Allianz Investment Management LLC
serves as the Manager for the AZL
®
Fidelity
Institutional Asset Management Total Bond
Fund and FIAM LLC serves as Subadviser to
the Fund.
What factors affected the Fund’s performance
during the year ended December 31, 2023?*
For the year ended December 31, 2023, the AZL® Fidelity
Institutional Asset Management® Total Bond Fund (Class 2
shares) (the "Fund") returned 6.68%. That compared to a
5.53% total return for its benchmark, the Bloomberg U.S.
Aggregate Bond Index.
1
The U.S. bond market posted positive returns in 2023. Yields during the first several months of the year neared two-decade highs, as interest rates rose through the spring and summer.
In November, yields dropped sharply, and bonds staged a rally in the final two months of the year. Strong economic data,
decreasing inflation and the increasing expectation that the U.S.
Federal Reserve was nearing the end of its rate-hiking cycle boosted returns.
The Fund outperformed its benchmark for the year ended
December 31, 2023. The Fund’s relative performance was
helped by its holdings of high-yield corporate bonds and an
overweight position in investment-grade corporate bonds, which benefited from improved valuations amid a broad rally in risk assets. The Fund’s holdings of asset-backed securities, as well as an underweight position in agency mortgage-backed securities, also contributed to relative returns.
An underweight to investment-grade corporate bonds in
the industrials and utilities sectors detracted from relative performance, as spreads tightened during the year.
The Fund did not hold derivatives during the year under review.
Past performance does not guarantee future results.
* The Fund’s portfolio composition is subject to change. There is no guarantee that any sectors mentioned will continue to
perform as described or that securities in such sectors will be held by the Fund in the future. The information contained in this commentary is for informational purposes only and should not be construed as a recommendation to purchase or sell
securities in the sector mentioned. The Fund’s holdings and
weightings are as of December 31, 2023.
1
For a complete description of the Fund’s performance
benchmark please refer to page 2 of this report.

2
AZL® Fidelity Institutional Asset Management® Total Bond Fund Review (Unaudited)
Fund Objective
The Fund’s investment objective is to seek a high
level of current income. This objective may be
changed by the Trustees of the Fund without
shareholder approval. The Fund seeks to achieve
its objective by investing at least 80% of its
net assets in debt securities of all types and
repurchase agreements for those securities.
Investment Concerns
Bonds offer a relatively stable level of income,
although bond prices will fluctuate, providing the
potential for principal gain or loss. Intermediate-
term, higher-quality bonds generally offer less risk
than longer-term bonds and a lower rate of return.
Emerging market investing may be subject to
additional economic, political, liquidity, and
currency risks not associated with more developed
countries.
International investing may involve risk of capital
loss from unfavorable fluctuations in currency
values, from differences in generally accepted
accounting principles or from economic or political
instability in other nations.
Mortgage-backed investments involve risk of loss
due to prepayments and, like any bond, due to
default. Because of the sensitivity of mortgage-
related securities to changes in interest rates, the
Fund’s performance may be more volatile than if it
did not hold these securities.
The performance of investments in real estate
depends on the overall strength of the real
estate market, the management of real estate
investments trusts (REITs), real estate operating
companies (REOCs), and foreign real estate
companies, and property management, all of
which can be affected by a variety of factors,
including national and regional economic
conditions. High-yield bonds have a higher risk
of default or other adverse credit events, but
have the potential to pay higher earnings over
investment-grade bonds.
Investing in derivative instruments involves risks
that may be different from or greater than the risk
associated with investing directly in securities or
other traditional instruments.
The higher risk of default, or the inability of the
creditor to repay its debt, is the primary reason for
the higher interest rates on high-yield bonds. Debt
securities held by the Fund may decline in value
due to rising interest rates.
For a complete description of these and other risks
associated with investing in the Fund, please refer
to the Fund’s prospectus.
Growth of $10,000 Investment
The chart above represents a comparison of a hypothetical investment in the Fund versus a similar investment in the Fund’s benchmarks and represents the reinvestment of dividends and capital gains in the Fund.
Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.Allianzlife.com.
The above expense ratios are based on the current Fund prospectus dated May 1, 2023. The Manager waived, prior to any application of expense limit, the management fee to 0.49% on all assets in order to maintain a more competitive expense ratio.
The Manager and the Fund have entered into a written agreement limiting operating expenses, excluding certain expenses
(such as interest expense), to 0.70% for Class 1 Shares and 0.95% for Class 2 Shares through April 30, 2025. Additional information pertaining to the December 31, 2023 expense ratios can be found in the Financial Highlights.
The total return of the Fund does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Such charges, fees and tax payments would reduce the performance quoted.
The Fund’s performance is measured against the Bloomberg U.S. Aggregate Bond Index, which is an unmanaged market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index.
Average Annual Total Returns as of December 31, 2023
Inception
Date
1
Year
3
Year
5
Year
10
Year
Since
Inception
  AZL
®
Fidelity Institutional Asset Management Total
Bond Fund, Class 1
10/28/2016
6.92% (2.26)% 2.41% –% 1.83%
  AZL
®
Fidelity Institutional Asset Management Total
Bond Fund, Class 2
9/5/2012
6.68% (2.49)% 2.16% 2.36% 1.93%
  Bloomberg U.S. Aggregate Bond Index
9/5 /2012
5.53% (3.31)% 1.10% 1.81% 1.45%
Expense Ratio Gross
  AZL
®
Fidelity Institutional Asset Management Total Bond Fund, Class 1 0.56%
  AZL
®
Fidelity Institutional Asset Management Total Bond Fund, Class 2 0.81%

AZL Fidelity Institutional Asset Management Total Bond Fund
3
Expense Examples
(Unaudited)
As a shareholder of the AZL Fidelity Institutional Asset Management Total Bond Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other
Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.
The
Actual Expense
table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The
Hypothetical Expense
table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Beginning
Account Value
7/1/23
Ending
Account Value
12/31/23
Expenses Paid
During Period
7/1/23 - 12/31/23*
Annualized Expense
Ratio During Period
7/1/23 - 12/31/23
AZL Fidelity Institutional Asset Management Total Bond Fund, Class 1 $1,000.00 $1,037.10 $3.23 0.63%
AZL Fidelity Institutional Asset Management Total Bond Fund, Class 2 $1,000.00 $1,035.80 $4.52 0.88%
Beginning
Account Value
7/1/23
Ending
Account Value
12/31/23
Expenses Paid
During Period
7/1/23 - 12/31/23*
Annualized Expense
Ratio During Period
7/1/23 - 12/31/23
AZL Fidelity Institutional Asset Management Total Bond Fund, Class 1 $1,000.00 $1,022.03 $3.21 0.63%
AZL Fidelity Institutional Asset Management Total Bond Fund, Class 2 $1,000.00 $1,020.77 $4.48 0.88%
* Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).
Portfolio Composition
(Unaudited)
Investments
Percent of Net
Assets
Corporate Bonds 29.8%
U.S. Treasury Obligations 27.4
U.S. Government Agency Mortgages 21.9
Collateralized Mortgage Obligations 11.0
Yankee Debt Obligations 7.3
Asset Backed Securities 2.2
Unaffiliated Investment Companies 2.1
Bank Loans 0.4
Common Stocks 0.3
Convertible Bonds 0.1
Warrant —
†
Total Investment Securities 102.5
Net other assets (liabilities) (2.5)
Net Assets 100.0%
† Represents less than 0.05%.

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
December 31, 2023
4
See accompanying notes to the financial statements.
Shares Value
Common Stocks (0.3%):
Diversified Telecommunication Services (0.0%
†
):
13 Intelsat SA* $ 370
Electric Utilities (0.0%
†
):
2,577 PG&E Corp. 46,463
Oil, Gas & Consumable Fuels (0.3%):
22 Amplify Energy Corp.* 131
5,889 Sanchez Energy Corp.*(a) 479,040
479,171
Total Common Stocks (Cost $177,627) 526,004
Contracts
Warrant (0.0%
†
):
Oil, Gas & Consumable Fuels (0.0%
†
):
95 California Resources Corp., 10/27/24 1,841
Total Warrant (Cost $—) 1,841
Principal Amount
Asset Backed Securities (2.2%):
$ 148,634 Aaset Trust, Class A, Series 2017-1A, 3.97%,
5/16/42(b) 137,660
106,731 Aaset Trust, Class A, Series 2020-1A, 3.35%,
1/16/40(b) 95,612
138,939 Aaset Trust, Class B, Series 2020-1A, 4.34%,
1/16/40(b) 78,973
89,415 Aaset Trust, Class A, Series 2019-1, 3.84%,
5/15/39(b) 58,173
179,558 AASET US, Ltd., Class A, Series 2018-1A, 3.84%,
1/16/38(b) 113,121
391,848 Blackbird Capital Aircraft Lease Securitization, Ltd.,
Class A, Series 2016-1A, 4.21%, 12/16/41, Callable
12/15/24 @ 100(b)(c) 370,276
122,568 Cascade Funding Mortgage Trust, Class A, Series
2021-HB6, 0.90%, 6/25/36(b)(c) 116,946
123,714 Castlelake Aircraft Structured Trust, Class A, Series
2021-1A, 3.47%, 1/15/46(b) 114,954
186,315 Castlelake Aircraft Structured Trust, Class B, Series
2019-1A, 5.10%, 4/15/39(b) 121,700
180,999 Castlelake Aircraft Structured Trust, Class A, Series
2018-1A, 4.13%, 6/15/43(b) 167,426
514,576 CF Hippolyta Issuer LLC, Class A1, Series 2021-1A,
1.53%, 3/15/61, Callable 3/15/24 @ 100(b) 460,307
192,643 Horizon Aircraft Finance I, Ltd., Class A, Series
2018-1, 4.46%, 12/15/38(b) 165,576
171,994 Horizon Aircraft Finance II, Ltd., Class A, Series
2019-1, 3.72%, 7/15/39(b) 151,779
249,555 Planet Fitness Master Issuer LLC, Class A2I, Series
2022-1A, 3.25%, 12/5/51, Callable 12/5/24 @
100(b) 231,290
213,203 Planet Fitness Master Issuer LLC, Class A2II, Series
2022-1A, 4.01%, 12/5/51, Callable 12/5/27 @
100(b) 183,038
323,520 Planet Fitness Master Issuer LLC, Class A2, Series
2019-1A, 3.86%, 12/5/49, Callable 12/5/25 @
100(b) 285,246
293,626 Project Silver, Class A, Series 2019-1, 3.97%,
7/15/44(b) 248,195
Principal Amount Value
Asset Backed Securities, continued
$ 209,567 SAPPHIRE AVIATION FINANCE II, LTD., Class B,
Series 2020-1A, 4.34%, 3/15/40(b) $ 151,024
401,128 Thunderbolt II Aircraft Lease, Ltd., Class A, Series
2018-A, 4.15%, 9/15/38(b)(c) 349,422
Total Asset Backed Securities (Cost $4,233,798) 3,600,718
Collateralized Mortgage Obligations (11.0%):
273,000 Allegro CLO XIII, Ltd., Class A, Series 2021-1A,
6.82%(TSFR3M+140bps), 7/20/34, Callable
1/20/24 @ 100(b) 272,317
254,000 Allegro CLO XV, Ltd., Class A, Series 2022-1A,
6.92%(TSFR3M+150bps), 7/20/35, Callable
7/20/24 @ 100(b) 252,340
250,000 Ares CLO, Ltd., Class AR2, Series 2015-2A,
6.91%(TSFR3M+151bps), 4/17/33, Callable
1/17/24 @ 100(b) 248,841
408,000 Ares LVIII CLO, Ltd., Class AR, Series 2020-58A,
6.72%(TSFR3M+133bps), 1/15/35, Callable
1/15/24 @ 100(b) 404,111
100,000 BAMLL Commercial Mortgage Securities Trust, Class
BNM, Series 2019-BPR, 3.47%, 11/5/32(b) 86,058
273,000 BAMLL Commercial Mortgage Securities Trust, Class
ANM, Series 2019-BPR, 3.11%, 11/5/32(b) 237,799
227,000 BAMLL Commercial Mortgage Securities Trust, Class
A, Series 2022-DKLX, 6.51%(TSFR1M+115bps),
1/15/39(b) 222,032
100,000 BAMLL Commercial Mortgage Securities Trust, Class
C, Series 2022-DKLX, 7.51%(TSFR1M+215bps),
1/15/39(b) 96,894
197,000 BPR Trust, Class B, Series 2022-OANA,
7.81%(TSFR1M+245bps), 4/15/37(b) 191,189
400,000 BX Commercial Mortgage Trust, Class A, Series
2019-IMC, 6.41%(TSFR1M+105bps), 4/15/34(b) 397,456
185,000 BX Commercial Mortgage Trust, Class D, Series
2019-IMC, 7.31%(TSFR1M+195bps), 4/15/34(b) 182,643
140,142 BX Commercial Mortgage Trust, Class B, Series
2022-LP2, 6.67%(TSFR1M+131bps), 2/15/39(b) 136,814
140,142 BX Commercial Mortgage Trust, Class C, Series
2022-LP2, 6.92%(TSFR1M+156bps), 2/15/39(b) 136,116
140,142 BX Commercial Mortgage Trust, Class D, Series
2022-LP2, 7.32%(TSFR1M+196bps), 2/15/39(b) 135,242
266,000 BX Commercial Mortgage Trust, Class B, Series
2019-IMC, 6.71%(TSFR1M+135bps), 4/15/34(b) 263,743
176,000 BX Commercial Mortgage Trust, Class C, Series
2019-IMC, 7.01%(TSFR1M+165bps), 4/15/34(b) 174,134
476,000 BX Commercial Mortgage Trust, Class E, Series
2019-XL, 7.28%(TSFR1M+191bps), 10/15/36(b) 472,724
238,850 BX Commercial Mortgage Trust, Class C, Series
2019-XL, 6.73%(TSFR1M+136bps), 10/15/36(b) 237,513
100,000 BX Commercial Mortgage Trust, Class A, Series
2023-XL3, 7.12%(TSFR1M+176bps), 12/9/40(b) 100,006
339,150 BX Commercial Mortgage Trust, Class D, Series
2019-XL, 6.93%(TSFR1M+156bps), 10/15/36(b) 337,046
100,000 BX Commercial Mortgage Trust, Class C, Series
2023-XL3, 8.00%(TSFR1M+264bps), 12/9/40(b) 99,786
100,000 BX Commercial Mortgage Trust, Class B, Series
2023-XL3, 7.55%(TSFR1M+219bps), 12/9/40(b) 99,786
100,000 BX Mortgage Trust, Class C, Series 2021-PAC,
6.58%(TSFR1M+121bps), 10/15/36(b) 96,191

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
December 31, 2023
5
See accompanying notes to the financial statements.
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 302,000 BX Mortgage Trust, Class E, Series 2021-PAC,
7.42%(TSFR1M+206bps), 10/15/36(b) $ 288,983
100,000 BX Mortgage Trust, Class D, Series 2021-PAC,
6.77%(TSFR1M+141bps), 10/15/36(b) 94,836
35,560 BX Trust, Class C, Series 2022-IND,
7.65%(TSFR1M+229bps), 4/15/37(b) 35,200
30,149 BX Trust, Class D, Series 2022-IND,
8.20%(TSFR1M+284bps), 4/15/37(b) 29,774
336,000 Cedar Funding VI CLO, Ltd., Class ARR, Series 2016-
6A, 6.73%(TSFR3M+131bps), 4/20/34, Callable
1/20/24 @ 100(b) 334,174
264,000 Cedar Funding X CLO, Ltd., Class AR, Series 2019-
10A, 6.78%(TSFR3M+136bps), 10/20/32, Callable
1/20/24 @ 100(b) 263,075
250,000 Cedar Funding XII CLO, Ltd., Class A1R, Series
2020-12A, 6.77%(TSFR3M+139bps), 10/25/34,
Callable 1/25/24 @ 100(b) 249,375
387,000 Cedar Funding XV CLO, Ltd., Class A, Series 2022-
15A, 6.74%(TSFR3M+132bps), 4/20/35, Callable
4/20/24 @ 100(b) 384,252
328,000 Columbia Cent CLO 29, Ltd., Class AR, Series 2020-
29A, 6.85%(TSFR3M+143bps), 10/20/34, Callable
1/20/24 @ 100(b) 325,221
580,000 Columbia Cent CLO 30, Ltd., Class A1, Series 2020-
30A, 6.99%(TSFR3M+157bps), 1/20/34, Callable
1/20/24 @ 100(b) 575,409
440,000 Columbia Cent CLO 31, Ltd., Class A1, Series 2021-
31A, 6.88%(TSFR3M+146bps), 4/20/34, Callable
1/20/24 @ 100(b) 438,244
114,020 CSMC, Class A, Series 2020-NET, 2.26%,
8/15/37(b) 105,343
309,000 CSMC, Class A, Series 2018-SITE, 4.28%,
4/15/36(b) 305,115
100,000 CSMC, Class B, Series 2018-SITE, 4.53%,
4/15/36(b) 98,579
100,000 CSMC, Class C, Series 2018-SITE, 4.78%,
4/15/36(b) 98,412
128,000 CSMC, Class D, Series 2018-SITE, 4.78%,
4/15/36(b) 125,630
1,384,000 CSMC Trust, Class D, Series 2017-PFHP,
7.66%(TSFR1M+230bps), 12/15/30(b) 1,309,505
250,000 Dryden 98 CLO, Ltd., Class A, Series 2022-98A,
6.72%(TSFR3M+130bps), 4/20/35, Callable
4/20/24 @ 100(b) 247,633
100,000 DTP Commercial Mortgage Trust, Class A, Series
2023-STE2, 6.04%, 1/15/41(b)(c) 98,771
378,000 Eaton Vance CLO, Ltd., Class AR, Series 2020-2A,
6.81%(TSFR3M+141bps), 1/15/35, Callable
1/15/24 @ 100(b) 375,626
250,000 Eaton Vance CLO, Ltd., Class A13R, Series 2013-
1A, 6.91%(TSFR3M+151bps), 1/15/34, Callable
1/15/24 @ 100(b) 249,754
126,014 Extended Stay America Trust, Class D, Series 2021-
ESH, 7.73%(TSFR1M+236bps), 7/15/38(b) 123,820
93,344 Extended Stay America Trust, Class C, Series 2021-
ESH, 7.18%(TSFR1M+181bps), 7/15/38(b) 91,838
250,000 Flatiron CLO 19, Ltd., Class AR, Series 2019-1A,
6.73%(TSFR3M+134bps), 11/16/34, Callable
2/16/24 @ 100(b) 249,788
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 250,000 Flatiron CLO 21, Ltd., Class A1, Series 2021-1A,
6.77%(TSFR3M+137bps), 7/19/34, Callable
1/19/24 @ 100(b) $ 249,006
100,000 GS Mortgage Securities Corp. Trust, Class B, Series
2021-IP, 6.63%(TSFR1M+126bps), 10/15/36(b) 93,727
250,000 Invesco CLO, Ltd., Class A, Series 2021-3A,
6.80%(TSFR3M+139bps), 10/22/34, Callable
1/22/24 @ 100(b) 248,690
63,000 J.P. Morgan Chase Commercial Mortgage Securities
Trust, Class CFX, Series 2018-WPT, 4.95%, 7/5/33,
Callable 7/5/25 @ 100(b) 53,179
133,000 J.P. Morgan Chase Commercial Mortgage Securities
Trust, Class EFX, Series 2018-WPT, 5.36%, 7/5/33,
Callable 7/5/25 @ 100(b)(c) 89,012
97,000 J.P. Morgan Chase Commercial Mortgage Securities
Trust, Class DFX, Series 2018-WPT, 5.35%, 7/5/33,
Callable 7/5/25 @ 100(b) 71,571
506,000 KKR CLO 41, Ltd., Class A1, Series 2022-41A,
6.72%(TSFR3M+133bps), 4/15/35, Callable
4/15/24 @ 100(b) 501,624
98,297 Life Mortgage Trust, Class C, Series 2021-BMR,
6.58%(TSFR1M+121bps), 3/15/38(b) 95,233
98,297 Life Mortgage Trust, Class D, Series 2021-BMR,
6.88%(TSFR1M+151bps), 3/15/38(b) 94,612
173,000 Life Mortgage Trust, Class D, Series 2022-BMR2,
7.90%(TSFR1M+254bps), 5/15/39, Callable
5/15/24 @ 100(b) 165,235
194,000 Life Mortgage Trust, Class C, Series 2022-BMR2,
7.45%(TSFR1M+209bps), 5/15/39, Callable
5/15/24 @ 100(b) 188,671
98,297 Life Mortgage Trust, Class E, Series 2021-BMR,
7.23%(TSFR1M+186bps), 3/15/38(b) 93,885
369,000 Madison Park Funding LII, Ltd., Class A, Series
2021-52A, 6.77%(TSFR3M+136bps), 1/22/35,
Callable 1/22/24 @ 100(b) 367,032
400,000 Magnetite XXX, Ltd., Class A, Series 2021-30A,
6.77%(TSFR3M+139bps), 10/25/34, Callable
1/25/24 @ 100(b) 398,972
723,200 Morgan Stanley Capital I Trust, Class C, Series
2018-BOP, 6.91%(TSFR1M+155bps), 8/15/33(b) 528,468
86,000 Morgan Stanley Capital I Trust, Class B, Series
2019-MEAD, 3.18%, 11/10/36, Callable 11/10/24
@ 100(b) 78,840
82,000 Morgan Stanley Capital I Trust, Class C, Series
2019-MEAD, 3.18%, 11/10/36, Callable 11/10/24
@ 100(b)(c) 71,751
593,000 Morgan Stanley Capital I Trust, Class A, Series
2019-MEAD, 3.17%, 11/10/36, Callable 11/10/24
@ 100(b) 552,027
300,000 Morgan Stanley Capital I Trust, Class B, Series
2018-BOP, 6.66%(TSFR1M+130bps), 8/15/33(b) 235,074
98,752 OPEN Trust, Class B, Series 2023-AIR,
9.20%(TSFR1M+384bps), 10/15/28(b) 99,109
98,752 OPEN Trust, Class A, Series 2023-AIR,
8.45%(TSFR1M+309bps), 10/15/28(b) 98,747
24,835 Prima Capital CRE Securitization, Class A, Series
2021-9A, 6.92%(TSFR1M+156bps), 12/15/37,
Callable 12/25/24 @ 100(b) 24,835

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
December 31, 2023
6
See accompanying notes to the financial statements.
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 420,000 RR 7, Ltd., Class A1AB, Series 2019-7A,
6.73%(TSFR3M+134bps), 1/15/37, Callable
1/15/24 @ 100(b) $ 417,067
53,000 SPGN Mortgage Trust, Class C, Series 2022-TFLM,
8.01%(TSFR1M+265bps), 2/15/39, Callable
2/15/24 @ 100(b) 49,583
103,000 SPGN Mortgage Trust, Class B, Series 2022-TFLM,
7.36%(TSFR1M+200bps), 2/15/39, Callable
2/15/24 @ 100(b) 97,623
139,702 SREIT Trust, Class C, Series 2021-MFP,
6.81%(TSFR1M+144bps), 11/15/38(b) 136,569
95,686 SREIT Trust, Class D, Series 2021-MFP,
7.05%(TSFR1M+169bps), 11/15/38(b) 93,297
350,000 Symphony CLO XXVI, Ltd., Class AR, Series 2021-
26A, 6.76%(TSFR3M+134bps), 4/20/33, Callable
1/20/24 @ 100(b) 348,176
20,000 VLS Commercial Mortgage Trust, Class B, Series
2020-LAB, 2.45%, 10/10/42(b) 16,204
516,000 Voya CLO, Ltd., Class A, Series 2019-2A,
6.95%(TSFR3M+153bps), 7/20/32, Callable
1/20/24 @ 100(b) 515,092
250,000 Voya CLO, Ltd., Class A1R, Series 2020-2A,
6.82%(TSFR3M+142bps), 7/19/34, Callable
1/19/24 @ 100(b) 249,306
250,000 Voya CLO, Ltd., Class AR, Series 2020-1A,
6.81%(TSFR3M+141bps), 7/16/34, Callable
1/16/24 @ 100(b) 249,997
Total Collateralized Mortgage Obligations (Cost $18,665,917) 17,951,352
Convertible Bonds (0.1%):
Media (0.1%):
35,000 DISH Network Corp., 2.38%, 3/15/24 34,650
89,000 DISH Network Corp., 3.38%, 8/15/26 47,905
Total Convertible Bonds (Cost $119,354) 82,555
Bank Loans (0.4%):
Construction & Engineering (0.0%
†
):
50,000 DG Investment Intermediate Holdings Term 2Ln,
12.10% (Term SOFR+675bps ), 3/31/29 44,916
9,775 DG Investment Intermediate Holdings Term B 1Ln,
9.10% (Term SOFR+375bps ), 3/31/28 9,671
54,587
Consumer Discretionary Products (0.0%
†
):
9,974 Tory Burch Term B 1Ln, 8.60% (Term
SOFR+325bps ), 4/16/28 9,939
Distributors (0.0%
†
):
39,898 LBM Term B 1Ln, 9.10% (Term SOFR+375bps ),
12/18/27 39,374
Diversified Consumer Services (0.1%):
5,000 Ascend Learning Term 2Ln, 11.10% (Term
SOFR+575bps ), 12/10/29 4,273
73,688 Ascend Learning Term B 1Ln, 8.85% (Term
SOFR+350bps ), 12/10/28 72,316
76,589
Health Care Providers & Services (0.0%
†
):
104,205 Cano Health Term B 1Ln, 9.35% (Term
SOFR+400bps ), 11/23/27 43,303
Principal Amount Value
Bank Loans, continued
Hotels, Restaurants & Leisure (0.1%):
$ 108,075 City Football Group Term B 1Ln, 8.35% (Term
SOFR+300bps ), 7/21/28 $ 107,309
Industrial Products (0.0%
†
):
49,500 Brookfield WEC Holdings Inc. Term 1Ln, 9.10%
(Term SOFR+375bps ), 8/1/25 49,624
Industrial Services (0.0%
†
):
10,000 Brand Industrial Services Inc. Term B 1Ln, 10.85%
(Term SOFR+550bps ), 8/1/30 9,929
Media (0.0%
†
):
19,750 ABG Intermediate Holdings 2 LLC Term B1 1Ln,
8.85% (Term SOFR+350bps ), 12/21/28 19,819
75,095 Diamond Sports Group Term 2Ln, 5.35% (Term
SOFR+0bps ), 8/24/26(d) 2,966
22,785
Software (0.1%):
1,255 Finastra Term CAN 1Ln, 12.60% (Term
SOFR+725bps ), 9/13/29 1,245
53,745 Finastra Term US 1Ln, 12.60% (Term
SOFR+725bps ), 9/13/29 53,315
6,771 Ion Analytics Term 1Ln, 9.35% (Term
SOFR+400bps ), 2/16/28 6,756
61,316
Software & Computer Services (0.1%):
55,000 UKG Term 2Ln, 10.60% (Term SOFR+525bps ),
5/3/27 55,010
Software & Tech Services (0.0%
†
):
48,419 Athenahealth Term B 1Ln, 8.60% (Term
SOFR+325bps ), 2/15/29 48,153
Total Bank Loans (Cost $678,318) 577,918
Corporate Bonds (29.8%):
Aerospace & Defense (0.5%):
214,000 Boeing Co. (The), 5.15%, 5/1/30, Callable 2/1/30
@ 100 216,983
100,000 Boeing Co. (The), 5.71%, 5/1/40, Callable 11/1/39
@ 100 102,995
200,000 Boeing Co. (The), 5.81%, 5/1/50, Callable 11/1/49
@ 100 207,907
55,000 BWX Technologies, Inc., 4.13%, 6/30/28, Callable
2/5/24 @ 102.06(b) 50,738
30,000 Howmet Aerospace, Inc., 5.95%, 2/1/37 31,387
30,000 Moog, Inc., 4.25%, 12/15/27, Callable 2/5/24 @
102.13(b) 28,200
15,000 Spirit AeroSystems, Inc., 9.75%, 11/15/30, Callable
11/15/26 @ 104.88(b) 16,125
55,000 TransDigm, Inc., 7.50%, 3/15/27, Callable 2/5/24
@ 101.88 55,206
160,000 TransDigm, Inc., 5.50%, 11/15/27, Callable 2/5/24
@ 101.38 156,800
866,341
Air Freight & Logistics (0.1%):
45,000 Cargo Aircraft Management, Inc., 4.75%, 2/1/28,
Callable 1/22/24 @ 102.38(b) 41,063
45,000 GN Bondco LLC, 9.50%, 10/15/31, Callable
10/15/26 @ 104.75(b) 43,650

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
December 31, 2023
7
See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Air Freight & Logistics, continued
$ 80,000 Navios South American Logistics, Inc./Navios
Logistics Finance U.S., Inc., 10.75%, 7/1/25,
Callable 2/5/24 @ 102.69(b) $ 79,000
163,713
Automobile Components (0.0%
†
):
20,000 Clarios Global LP/Clarios US Finance Co., 6.75%,
5/15/28, Callable 5/15/25 @ 103.38(b) 20,500
25,000 Dana, Inc., 4.50%, 2/15/32, Callable 2/15/27 @
102.25 21,750
15,000 MIWD Holdco II LLC/MIWD Finance Corp., 5.50%,
2/1/30, Callable 2/1/25 @ 102.75(b) 13,200
55,450
Automobiles (0.0%
†
):
10,000 LCM Investments Holdings II LLC, 4.88%, 5/1/29,
Callable 5/1/24 @ 102.44(b) 9,275
15,000 LCM Investments Holdings II LLC, 8.25%, 8/1/31,
Callable 8/1/26 @ 104.13(b) 15,675
30,000 Thor Industries, Inc., 4.00%, 10/15/29, Callable
10/15/24 @ 102(b) 26,663
51,613
Banks (3.2%):
612,000 Bank of America Corp., Series L, 3.95%, 4/21/25 601,850
128,000 Bank of America Corp., 4.45%, 3/3/26 126,639
790,000 Bank of America Corp., 5.02% (SOFR+216 bps),
7/22/33, Callable 7/22/32 @ 100 779,841
770,000 Citigroup, Inc., 4.30%, 11/20/26 755,136
150,000 Citigroup, Inc., 4.91% (SOFR+209 bps), 5/24/33,
Callable 5/24/32 @ 100 146,543
100,000 Citizens Financial Group, Inc., 2.64%, 9/30/32,
Callable 7/2/32 @ 100 76,877
120,000 First-Citizens Bank & Trust Co., 6.13%, 3/9/28 122,096
1,250,000 JPMorgan Chase & Co., 4.59% (SOFR+180 bps),
4/26/33, Callable 4/26/32 @ 100 1,210,276
449,000 Wells Fargo & Co., 3.53% (SOFR+151 bps),
3/24/28, Callable 3/24/27 @ 100 426,832
925,000 Wells Fargo & Co., 4.90% (SOFR+210 bps),
7/25/33, Callable 7/25/32 @ 100 898,014
30,000 Wells Fargo & Co., 7.62% (H15T5Y+361 bps),
12/31/99, Callable 9/15/28 @ 100 31,463
10,000 Western Alliance Bancorp, 3.00% (TSFR3M+225
bps), 6/15/31, Callable 6/15/26 @ 100 8,700
5,184,267
Beverages (0.2%):
250,000 Anheuser-Busch InBev Worldwide, Inc., 3.50%,
6/1/30, Callable 3/1/30 @ 100 238,331
65,000 Triton Water Holdings, Inc., 6.25%, 4/1/29, Callable
4/1/24 @ 103.13(b) 56,468
294,799
Biotechnology (0.2%):
4,000 Amgen, Inc., 5.25%, 3/2/30, Callable 1/2/30 @ 100 4,108
174,000 Amgen, Inc., 5.25%, 3/2/33, Callable 12/2/32 @
100 178,078
165,000 Amgen, Inc., 5.60%, 3/2/43, Callable 9/2/42 @ 100 170,680
70,000 Emergent BioSolutions, Inc., 3.88%, 8/15/28,
Callable 2/5/24 @ 101.94(b) 27,650
380,516
Principal Amount Value
Corporate Bonds, continued
Broadline Retail (0.0%
†
):
$ 15,000 Kohl's Corp., 4.25%, 7/17/25, Callable 4/17/25
@ 100 $ 14,512
Building Products (0.1%):
110,000 Advanced Drainage Systems, Inc., 5.00%, 9/30/27,
Callable 1/22/24 @ 101.25(b) 106,150
25,000 Builders FirstSource, Inc., 4.25%, 2/1/32, Callable
8/1/26 @ 102.13(b) 22,469
16,000 Carrier Global Corp., 5.90%, 3/15/34, Callable
12/15/33 @ 100(b) 17,258
16,000 Carrier Global Corp., 6.20%, 3/15/54, Callable
9/15/53 @ 100(b) 18,592
164,469
Capital Markets (1.7%):
340,000 Affiliated Managers Group, Inc., 3.50%, 8/1/25 329,526
540,000 Ares Capital Corp., 3.88%, 1/15/26, Callable
12/15/25 @ 100 517,905
20,000 Charles Schwab Corp. (The), Series G, 5.37%
(H15T5Y+497 bps), Callable 6/1/25 @ 100 19,625
40,000 Charles Schwab Corp. (The), Series H, 4.00%
(H15T10Y+308 bps), 12/31/99, Callable 12/1/30
@ 100 31,450
530,000 Goldman Sachs Group, Inc. (The), 3.80%, 3/15/30,
Callable 12/15/29 @ 100 498,523
270,000 Goldman Sachs Group, Inc. (The), 3.10%
(SOFR+141 bps), 2/24/33, Callable 2/24/32 @ 100 230,726
90,000 Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37 98,509
965,000 Morgan Stanley, 6.34% (SOFR+256 bps),
10/18/33, Callable 10/18/32 @ 100 1,036,887
15,000 RP Escrow Issuer LLC, 5.25%, 12/15/25, Callable
2/5/24 @ 101.31(b) 12,000
2,775,151
Chemicals (0.5%):
71,000 Celanese US Holdings LLC, 6.35%, 11/15/28,
Callable 10/15/28 @ 100 74,556
72,000 Celanese US Holdings LLC, 6.55%, 11/15/30,
Callable 9/15/30 @ 100 76,307
42,000 Celanese US Holdings LLC, 6.70%, 11/15/33,
Callable 8/15/33 @ 100 45,627
16,000 CF Industries, Inc., 4.95%, 6/1/43 14,620
170,000 Chemours Co. (The), 5.38%, 5/15/27, Callable
2/15/27 @ 100 164,687
75,000 Chemours Co. (The), 5.75%, 11/15/28, Callable
1/16/24 @ 102.88(b) 71,063
25,000 Garden Spinco Corp., 8.63%, 7/20/30, Callable
7/20/27 @ 102.16(b) 26,781
42,000 Kobe US Midco 2, Inc., 9.25%, 11/1/26, Callable
2/5/24 @ 102.31(b) 31,500
50,000 LSB Industries, Inc., 6.25%, 10/15/28, Callable
10/15/24 @ 103.13(b) 47,187
85,000 Olympus Water US Holding Corp., 4.25%, 10/1/28,
Callable 10/1/24 @ 102.13(b) 76,075
80,000 SCIH Salt Holdings, Inc., 4.88%, 5/1/28, Callable
5/1/24 @ 102.44(b) 75,000
10,000 SCIH Salt Holdings, Inc., 6.63%, 5/1/29, Callable
5/1/24 @ 103.31(b) 9,288
25,000 Scotts Miracle-Gro Co. (The), 4.38%, 2/1/32,
Callable 8/1/26 @ 102.19 21,188

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
December 31, 2023
8
See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Chemicals, continued
$ 55,000 Tronox, Inc., 4.63%, 3/15/29, Callable 3/15/24 @
102.31(b) $ 48,675
55,000 WR Grace Holdings LLC, 5.63%, 8/15/29, Callable
8/15/24 @ 102.81(b) 48,400
15,000 WR Grace Holdings LLC, 7.38%, 3/1/31, Callable
3/1/26 @ 103.69(b) 14,963
845,917
Commercial Services & Supplies (0.3%):
25,000 ADT Security Corp. (The), 4.13%, 8/1/29, Callable
8/1/28 @ 100(b) 23,000
107,000 Allied Universal Holdco LLC/Allied Universal Finance
Corp./Atlas Luxco 4 Sarl, 4.63%, 6/1/28, Callable
6/1/24 @ 102.31(b) 96,835
70,000 Aramark Services, Inc., 5.00%, 2/1/28, Callable
2/5/24 @ 101.67(b) 67,550
25,000 Clean Harbors, Inc., 6.38%, 2/1/31, Callable 2/1/26
@ 103.19(b) 25,375
75,000 CoreCivic, Inc., 8.25%, 4/15/26, Callable 4/15/24
@ 104.13 76,219
56,000 GEO Group, Inc. (The), 10.50%, 6/30/28, Callable
1/16/24 @ 102 56,910
35,000 Legends Hospitality Holding Co. LLC/Legends
Hospitality Co-Issuer, Inc., 5.00%, 2/1/26, Callable
1/11/24 @ 102.5(b) 34,650
35,000 Pitney Bowes, Inc., 6.88%, 3/15/27, Callable
3/15/24 @ 103.44(b) 32,594
75,000 Rand Parent LLC, 8.50%, 2/15/30, Callable 2/15/26
@ 104.25(b) 71,812
50,000 Stericycle, Inc., 3.88%, 1/15/29, Callable 1/22/24
@ 101.94(b) 45,375
30,000 TKC Holdings, Inc., 10.50%, 5/15/29, Callable
5/15/24 @ 105.25(b) 27,600
557,920
Communications Equipment (0.0%
†
):
50,000 Viavi Solutions, Inc., 3.75%, 10/1/29, Callable
10/1/24 @ 101.88(b) 43,688
Construction & Engineering (0.3%):
61,000 APX Group, Inc., 6.75%, 2/15/27, Callable 2/5/24
@ 103.38(b) 60,771
40,000 Arcosa, Inc., 4.38%, 4/15/29, Callable 4/15/24 @
102.19(b) 37,150
65,000 Artera Services LLC, 9.03%, 12/4/25, Callable
2/5/24 @ 102.26(b) 61,425
45,000 Dycom Industries, Inc., 4.50%, 4/15/29, Callable
4/15/24 @ 102.25(b) 41,625
35,000 Global Infrastructure Solutions, Inc., 5.63%, 6/1/29,
Callable 6/1/24 @ 102.81(b) 31,894
35,000 Great Lakes Dredge & Dock Corp., 5.25%, 6/1/29,
Callable 6/1/24 @ 102.63(b) 29,925
150,000 Pike Corp., 5.50%, 9/1/28, Callable 2/5/24 @
102.75(b) 142,875
25,000 Pike Corp., 8.63%, 1/31/31, Callable 1/31/27 @
104.31(b) 26,250
35,000 Railworks Holdings LP/Railworks Rally, Inc., 8.25%,
11/15/28, Callable 11/15/24 @ 104.13(b) 34,650
Principal Amount Value
Corporate Bonds, continued
Construction & Engineering, continued
$ 35,000 VM Consolidated, Inc., 5.50%, 4/15/29, Callable
4/15/24 @ 102.75(b) $ 33,031
499,596
Construction Materials (0.0%
†
):
15,000 AmeriTex HoldCo Intermediate LLC, 10.25%,
10/15/28, Callable 10/15/25 @ 105.13(b) 15,319
35,000 Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31,
Callable 11/15/26 @ 104.44(b) 36,794
15,000 Summit Materials LLC/Summit Materials Finance
Corp., 7.25%, 1/15/31, Callable 1/15/27 @
103.63(b) 15,787
67,900
Consumer Finance (1.4%):
370,000 Ally Financial, Inc., 7.10%, 11/15/27, Callable
10/15/27 @ 100^ 384,416
85,000 Ally Financial, Inc., Series B, 4.70% (H15T5Y+387
bps), 12/31/99, Callable 5/15/26 @ 100 64,282
636,000 Capital One Financial Corp., 3.80%, 1/31/28,
Callable 12/31/27 @ 100 601,637
275,000 Capital One Financial Corp., 5.25% (SOFR+260
bps), 7/26/30, Callable 7/26/29 @ 100 269,610
355,000 Discover Financial Services, 4.10%, 2/9/27, Callable
11/9/26 @ 100 339,993
110,000 OneMain Finance Corp., 3.50%, 1/15/27, Callable
2/5/24 @ 101.75 101,200
75,000 OneMain Finance Corp., 4.00%, 9/15/30, Callable
9/15/25 @ 102 63,844
470,000 Synchrony Financial, 3.95%, 12/1/27, Callable
9/1/27 @ 100 437,104
2,262,086
Consumer Staples Distribution & Retail (0.7%):
35,000 Albertsons Cos., Inc./Safeway, Inc./New Albertsons
LP/Albertsons LLC, 4.63%, 1/15/27, Callable 2/5/24
@ 102.31(b) 33,775
80,000 Albertsons Cos., Inc./Safeway, Inc./New Albertsons
LP/Albertsons LLC, 3.50%, 3/15/29, Callable 2/5/24
@ 101.75(b) 72,600
50,000 Albertsons Cos., Inc./Safeway, Inc./New Albertsons
LP/Albertsons LLC, 4.88%, 2/15/30, Callable
2/15/25 @ 103.66(b) 47,750
75,000 C&S Group Enterprises LLC, 5.00%, 12/15/28,
Callable 2/5/24 @ 102.5(b) 60,094
550,000 JBS USA LUX SA/JBS USA Food Co./JBS USA
Finance, Inc., 3.00%, 5/15/32, Callable 2/15/32
@ 100 446,875
180,000 JBS USA LUX SA/JBS USA Food Co./JBS USA
Finance, Inc., 5.75%, 4/1/33, Callable 1/1/33 @ 100 176,850
65,000 Performance Food Group, Inc., 6.88%, 5/1/25,
Callable 2/5/24 @ 101.72(b) 65,162
30,000 Performance Food Group, Inc., 4.25%, 8/1/29,
Callable 8/1/24 @ 102.13(b) 27,525
70,000 Sysco Corp., 5.95%, 4/1/30, Callable 1/1/30 @ 100 74,221
30,000 United Natural Foods, Inc., 6.75%, 10/15/28,
Callable 2/5/24 @ 103.38(b) 24,225
25,000 US Foods, Inc., 4.63%, 6/1/30, Callable 6/1/25 @
102.31(b) 23,219

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
December 31, 2023
9
See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Consumer Staples Distribution & Retail, continued
$ 20,000 US Foods, Inc., 7.25%, 1/15/32, Callable 9/15/26
@ 103.63(b) $ 20,825
1,073,121
Containers & Packaging (0.3%):
90,000 Ardagh Metal Packaging Finance USA LLC/Ardagh
Metal Packaging Finance plc, 4.00%, 9/1/29,
Callable 5/15/24 @ 102(b) 75,825
115,000 Ardagh Packaging Finance plc/Ardagh Holdings USA,
Inc., 4.13%, 8/15/26, Callable 1/16/24 @ 101.03(b) 104,650
30,000 Ball Corp., 6.00%, 6/15/29, Callable 5/15/26 @ 103 30,525
35,000 Ball Corp., 3.13%, 9/15/31, Callable 6/15/31 @
100^ 29,925
15,000 Clydesdale Acquisition Holdings, Inc., 6.63%,
4/15/29, Callable 4/15/25 @ 103.31(b) 14,700
75,000 Clydesdale Acquisition Holdings, Inc., 8.75%,
4/15/30, Callable 4/15/25 @ 104.38(b) 67,500
30,000 Graphic Packaging International LLC, 3.75%, 2/1/30,
Callable 8/1/29 @ 100(b) 27,000
35,000 Mauser Packaging Solutions Holding Co., 7.88%,
8/15/26, Callable 8/15/24 @ 103.94(b) 35,525
25,000 OI European Group BV, 4.75%, 2/15/30, Callable
11/15/24 @ 102.38(b) 23,469
30,000 Owens-Brockway Glass Container, Inc., 7.25%,
5/15/31, Callable 5/15/26 @ 103.63(b) 30,375
55,000 Sealed Air Corp., 5.00%, 4/15/29, Callable 4/15/25
@ 102.5(b) 52,938
25,000 Sealed Air Corp./Sealed Air Corp. U.S., 6.13%,
2/1/28, Callable 2/1/25 @ 103.06(b) 25,187
40,000 Sealed Air Corp/Sealed Air Corp. US, 7.25%,
2/15/31, Callable 11/15/26 @ 103.63(b) 42,200
559,819
Distributors (0.0%
†
):
40,000 LBM Acquisition LLC, 6.25%, 1/15/29, Callable
2/5/24 @ 103.13(b) 35,600
15,000 USI, Inc., 7.50%, 1/15/32, Callable 1/15/27 @
103.75(b) 15,300
50,900
Diversified Consumer Services (0.0%
†
):
20,000 Sotheby's, 7.38%, 10/15/27, Callable 1/16/24 @
101.84(b) 19,200
Diversified REITs (0.6%):
75,000 Global Net Lease, Inc./Global Net Lease Operating
Partnership LP, 3.75%, 12/15/27, Callable 9/15/27
@ 100(b) 62,250
35,000 Piedmont Operating Partnership LP, 2.75%, 4/1/32,
Callable 1/1/32 @ 100 23,708
112,000 STORE Capital Corp., 2.75%, 11/18/30, Callable
8/18/30 @ 100^ 88,304
331,000 Ventas Realty LP, 4.75%, 11/15/30, Callable
8/15/30 @ 100 321,895
300,000 WP Carey, Inc., 4.00%, 2/1/25, Callable 11/1/24
@ 100 295,353
101,000 WP Carey, Inc., 3.85%, 7/15/29, Callable 4/15/29
@ 100 94,428
885,938
Principal Amount Value
Corporate Bonds, continued
Diversified Telecommunication Services (0.9%):
$ 110,000 AT&T, Inc., 4.30%, 2/15/30, Callable 11/15/29
@ 100 $ 108,147
235,000 AT&T, Inc., 5.15%, 11/15/46, Callable 5/15/46
@ 100 226,064
25,000 Cablevision Lightpath LLC, 5.63%, 9/15/28, Callable
1/16/24 @ 102.81(b) 19,906
40,000 Consolidated Communications, Inc., 5.00%,
10/1/28, Callable 1/16/24 @ 103.75(b) 32,800
25,000 Frontier Communications Holdings LLC, 5.88%,
10/15/27, Callable 2/5/24 @ 102.94(b) 24,094
8,244 Frontier Communications Holdings LLC, 5.88%,
11/1/29, Callable 11/1/24 @ 102.94 6,976
60,000 Frontier Communications Holdings LLC, 8.75%,
5/15/30, Callable 5/15/25 @ 104.38(b) 61,575
25,000 Northwest Fiber LLC/Northwest Fiber Finance Sub,
Inc., 6.00%, 2/15/28, Callable 2/15/24 @ 103(b) 23,000
299,000 Verizon Communications, Inc., 2.55%, 3/21/31,
Callable 12/21/30 @ 100 257,651
213,000 Warnermedia Holdings, Inc., 3.76%, 3/15/27,
Callable 2/15/27 @ 100 203,878
74,000 Warnermedia Holdings, Inc., 4.05%, 3/15/29,
Callable 1/15/29 @ 100 70,143
110,000 Warnermedia Holdings, Inc., 4.28%, 3/15/32,
Callable 12/15/31 @ 100 100,474
155,000 Warnermedia Holdings, Inc., 5.05%, 3/15/42,
Callable 9/15/41 @ 100 136,476
234,000 Warnermedia Holdings, Inc., 5.14%, 3/15/52,
Callable 9/15/51 @ 100 201,833
25,000 Zayo Group Holdings, Inc., 4.00%, 3/1/27, Callable
2/5/24 @ 100(b) 20,094
30,000 Zayo Group Holdings, Inc., 6.13%, 3/1/28, Callable
2/5/24 @ 103.06(b) 21,075
1,514,186
Electric Utilities (0.8%):
20,000 Alliant Holdings Intermediate LLC/Alliant Holdings
Co-Issuer, 4.25%, 10/15/27, Callable 2/5/24 @
102.13(b) 19,000
96,000 Alliant Holdings Intermediate LLC/Alliant Holdings
Co-Issuer, 6.75%, 10/15/27, Callable 2/5/24 @
101.69(b) 94,920
70,000 Alliant Holdings Intermediate LLC/Alliant Holdings
Co-Issuer, 5.88%, 11/1/29, Callable 11/1/24 @
102.94(b) 65,975
130,000 Cleco Corporate Holdings LLC, 3.38%, 9/15/29,
Callable 6/15/29 @ 100 114,299
160,000 Duquesne Light Holdings, Inc., 2.78%, 1/7/32,
Callable 10/7/31 @ 100(b) 128,423
110,000 Exelon Corp., 4.05%, 4/15/30, Callable 1/15/30
@ 100 104,986
29,000 NextEra Energy Operating Partners LP, 4.25%,
9/15/24, Callable 7/15/24 @ 100(b) 28,094
40,000 NextEra Energy Operating Partners, LP, 7.25%,
1/15/29, Callable 10/15/28 @ 100(b) 41,800
40,000 NRG Energy, Inc., 5.75%, 1/15/28, Callable 1/22/24
@ 101.92^ 39,550
30,000 NRG Energy, Inc., 3.38%, 2/15/29, Callable 2/15/24
@ 101.69(b) 26,400
55,000 NRG Energy, Inc., 3.63%, 2/15/31, Callable 2/15/26
@ 101.81(b) 47,162

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
December 31, 2023
10
See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Electric Utilities, continued
$ 11,945 NSG Holdings LLC/NSG Holdings, Inc., 7.75%,
12/15/25(b) $ 11,975
140,000 PG&E Corp., 5.25%, 7/1/30, Callable 7/1/25 @
102.63 135,407
100,000 Puget Energy, Inc., 4.10%, 6/15/30, Callable
3/15/30 @ 100 92,070
141,000 Puget Energy, Inc., 4.22%, 3/15/32, Callable
12/15/31 @ 100 128,268
40,000 TerraForm Power Operating LLC, 5.00%, 1/31/28,
Callable 7/31/27 @ 100(b) 38,800
18,863 Topaz Solar Farms LLC, 5.75%, 9/30/39(b) 18,486
110,000 Vistra Operations Co. LLC, 5.00%, 7/31/27, Callable
1/16/24 @ 101.25(b) 106,150
40,000 Vistra Operations Co. LLC, 7.75%, 10/15/31,
Callable 10/15/26 @ 103.88(b) 41,520
1,283,285
Electrical Equipment (0.1%):
45,000 Sensata Technologies BV, 4.00%, 4/15/29, Callable
4/15/24 @ 102(b) 41,400
120,000 TK Elevator US Newco, Inc., 5.25%, 7/15/27,
Callable 2/5/24 @ 102.63(b) 117,150
60,000 Vertiv Group Corp., 4.13%, 11/15/28, Callable
11/15/24 @ 102.06(b) 55,950
214,500
Electronic Equipment, Instruments & Components (0.1%):
110,000 Coherent Corp., 5.00%, 12/15/29, Callable 12/14/24
@ 102.5(b) 104,225
Entertainment (0.0%
†
):
60,000 ROBLOX Corp., 3.88%, 5/1/30, Callable 11/1/24 @
101.94(b) 53,475
Financial Services (2.4%):
55,000 Acuris Finance U.S., Inc./Acuris Finance SARL,
5.00%, 5/1/28, Callable 5/1/24 @ 102.5(b) 44,687
10,000 Arsenal AIC Parent LLC, 8.00%, 10/1/30, Callable
10/1/26 @ 104(b) 10,500
640,000 Blackstone Private Credit Fund, 4.70%, 3/24/25 628,461
25,000 Block, Inc., 2.75%, 6/1/26, Callable 5/1/26 @ 100 23,500
25,000 Block, Inc., 3.50%, 6/1/31, Callable 3/1/31 @ 100 22,187
60,000 Cobra AcquisitionCo LLC, 6.38%, 11/1/29, Callable
11/1/24 @ 103.25(b) 45,900
190,000 Corebridge Financial, Inc., 3.65%, 4/5/27, Callable
3/5/27 @ 100 182,288
130,000 Corebridge Financial, Inc., 3.90%, 4/5/32, Callable
1/5/32 @ 100 117,367
70,000 Corebridge Financial, Inc., 4.40%, 4/5/52, Callable
10/5/51 @ 100 58,539
45,000 Emerald Debt Merger Sub LLC, 6.63%, 12/15/30,
Callable 6/15/26 @ 103.31(b) 45,900
45,000 Ford Motor Credit Co LLC, 4.27%, 1/9/27, Callable
11/9/26 @ 100 43,126
215,000 Ford Motor Credit Co LLC, 4.00%, 11/13/30,
Callable 8/13/30 @ 100 193,564
940,000 Ford Motor Credit Co. LLC, 4.06%, 11/1/24, Callable
10/1/24 @ 100 925,138
80,000 Ford Motor Credit Co. LLC, 5.13%, 6/16/25, Callable
5/16/25 @ 100 78,834
50,000 GGAM Finance, Ltd., 7.75%, 5/15/26, Callable
11/15/25 @ 100(b) 50,625
Principal Amount Value
Corporate Bonds, continued
Financial Services, continued
$ 10,000 Greystar Real Estate Partners LLC, 7.75%, 9/1/30,
Callable 9/1/26 @ 103.88(b) $ 10,500
25,000 HAT Holdings I LLC/HAT Holdings II LLC, 8.00%,
6/15/27, Callable 3/15/27 @ 100(b) 26,031
75,000 Hightower Holding LLC, 6.75%, 4/15/29, Callable
4/15/24 @ 103.38(b) 67,500
50,000 HUB International, Ltd., 5.63%, 12/1/29, Callable
12/1/24 @ 102.81(b) 47,500
80,000 HUB International, Ltd., 7.25%, 6/15/30, Callable
6/15/26 @ 103.63(b) 84,200
165,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp., 5.25%, 5/15/27, Callable 11/15/26 @ 100 148,912
70,000 Jackson Financial, Inc., 5.17%, 6/8/27, Callable
5/8/27 @ 100^ 68,962
17,000 Jackson Financial, Inc., 3.13%, 11/23/31, Callable
8/23/31 @ 100 14,129
76,000 Jackson Financial, Inc., 5.67%, 6/8/32, Callable
3/8/32 @ 100 76,392
30,000 Jane Street Group/JSG Finance, Inc., 4.50%,
11/15/29, Callable 11/15/24 @ 102.25(b) 27,975
25,000 Ladder Capital Finance Holdings LLLP/Ladder Capital
Finance Corp., 4.75%, 6/15/29, Callable 6/15/24
@ 102.38(b) 22,500
100,000 Level 3 Financing, Inc., 4.25%, 7/1/28, Callable
2/5/24 @ 102.13(b) 49,500
20,000 Level 3 Financing, Inc., 3.63%, 1/15/29, Callable
1/16/24 @ 101.81(b) 8,500
25,000 MPT Operating Partnership LP/MPT Finance Corp.,
5.25%, 8/1/26, Callable 2/5/24 @ 100.88^ 22,250
140,000 MPT Operating Partnership LP/MPT Finance Corp.,
5.00%, 10/15/27, Callable 2/5/24 @ 101.67 114,800
150,000 MPT Operating Partnership LP/MPT Finance Corp.,
3.50%, 3/15/31, Callable 3/15/26 @ 101.75 93,187
25,000 NCL Finance, Ltd., 6.13%, 3/15/28, Callable
12/15/27 @ 100(b) 23,750
230,000 Pine Street Trust I, 4.57%, 2/15/29, Callable
11/15/28 @ 100(b) 218,204
87,000 Sun Communities Operating LP, 2.30%, 11/1/28,
Callable 9/1/28 @ 100 75,946
232,000 Sun Communities Operating LP, 2.70%, 7/15/31,
Callable 4/15/31 @ 100 193,485
70,000 Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital
LLC, 6.00%, 1/15/30, Callable 1/15/25 @ 103(b) 48,825
3,913,664
Food Products (0.1%):
110,000 Pilgrim's Pride Corp., 4.25%, 4/15/31, Callable
4/15/26 @ 102.13 99,000
15,000 Post Holdings, Inc., 5.63%, 1/15/28, Callable
1/22/24 @ 101.88(b) 14,775
28,000 Post Holdings, Inc., 4.50%, 9/15/31, Callable
9/15/26 @ 102.25(b) 24,990
138,765
Gas Utilities (0.0%
†
):
60,000 NGL Energy Operating LLC/NGL Energy Finance
Corp., 7.50%, 2/1/26, Callable 2/5/24 @ 101.88(b) 60,375

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
December 31, 2023
11
See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Ground Transportation (0.1%):
$ 180,000 Uber Technologies, Inc., 4.50%, 8/15/29, Callable
8/15/24 @ 102.25(b) $ 171,000
Health Care Equipment & Supplies (0.1%):
105,000 Medline Borrower, LP, 3.88%, 4/1/29, Callable
10/1/24 @ 101.94(b) 95,025
Health Care Providers & Services (1.7%):
50,000 180 Medical, Inc., 3.88%, 10/15/29, Callable
10/7/24 @ 101.94(b) 44,875
30,000 AHP Health Partners, Inc., 5.75%, 7/15/29, Callable
7/15/24 @ 102.88(b) 26,025
5,000 Cano Health LLC, 6.25%, 10/1/28, Callable 10/1/24
@ 103.13(b) 325
20,000 Catalent Pharma Solutions, Inc., 3.50%, 4/1/30,
Callable 4/1/25 @ 101.75^(b) 17,475
30,000 Centene Corp., 2.45%, 7/15/28, Callable 5/15/28
@ 100 26,625
630,000 Centene Corp., 4.63%, 12/15/29, Callable 12/15/24
@ 102.31 605,587
360,000 Centene Corp., 3.38%, 2/15/30, Callable 2/15/25
@ 101.69 322,650
100,000 CHS/Community Health Systems, Inc., 5.63%,
3/15/27, Callable 1/22/24 @ 102.81(b) 92,500
100,000 CHS/Community Health Systems, Inc., 6.00%,
1/15/29, Callable 1/22/24 @ 103(b) 89,500
55,000 CHS/Community Health Systems, Inc., 6.13%,
4/1/30, Callable 4/1/25 @ 103.06(b) 34,925
90,000 CHS/Community Health Systems, Inc., 10.88%,
1/15/32, Callable 2/15/27 @ 105.44(b) 94,388
45,000 Community Health Systems, Inc., 8.00%, 3/15/26,
Callable 2/5/24 @ 102(b) 44,775
30,000 Coty, Inc./HFC Prestige Products, Inc./HFC Prestige
International US LLC, 6.63%, 7/15/30, Callable
7/16/26 @ 103.31(b) 30,900
62,000 CVS Health Corp., 5.00%, 1/30/29, Callable
12/30/28 @ 100 63,107
25,000 CVS Health Corp., 5.25%, 1/30/31, Callable
11/30/30 @ 100 25,497
85,000 DaVita, Inc., 4.63%, 6/1/30, Callable 6/1/25 @
102.31(b) 74,162
203,000 HCA, Inc., 5.88%, 2/1/29, Callable 8/1/28 @ 100 209,090
110,000 HCA, Inc., 3.50%, 9/1/30, Callable 3/1/30 @ 100 99,825
25,000 HealthEquity, Inc., 4.50%, 10/1/29, Callable 10/1/24
@ 102.25(b) 23,000
64,000 Humana, Inc., 3.70%, 3/23/29, Callable 2/23/29
@ 100 61,426
20,000 Jazz Securities DAC, 4.38%, 1/15/29, Callable
7/15/24 @ 102.19(b) 18,550
50,000 LifePoint Health, Inc., 11.00%, 10/15/30, Callable
10/15/26 @ 105.5(b) 52,750
25,000 ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29,
Callable 10/1/24 @ 102.5(b) 20,312
25,000 ModivCare, Inc., 5.88%, 11/15/25, Callable 2/5/24
@ 101.47(b) 24,750
60,000 Molina Healthcare, Inc., 3.88%, 11/15/30, Callable
8/17/30 @ 100(b) 53,850
70,000 Organon & Co./Organon Foreign Debt Co-Issuer BV,
4.13%, 4/30/28, Callable 4/30/24 @ 102.06(b) 63,963
Principal Amount Value
Corporate Bonds, continued
Health Care Providers & Services, continued
$ 40,000 Owens & Minor, Inc., 4.50%, 3/31/29, Callable
3/31/24 @ 102.25^(b) $ 35,200
21,000 Surgery Center Holdings, Inc., 6.75%, 7/1/25,
Callable 2/5/24 @ 100(b) 20,895
195,000 Tenet Healthcare Corp., 6.13%, 10/1/28, Callable
2/5/24 @ 103.06^ 193,538
65,000 Tenet Healthcare Corp., 4.38%, 1/15/30, Callable
12/1/24 @ 102.19 60,125
181,000 Toledo Hospital (The), Series B, 5.33%, 11/15/28 167,425
35,000 Toledo Hospital (The), 6.02%, 11/15/48 27,344
20,000 US Renal Care, Inc., 10.63%, 7/15/27, Callable
2/5/24 @ 102.66(b) 10,000
2,735,359
Health Care REITs (0.6%):
30,000 CTR Partnership LP/CareTrust Capital Corp., 3.88%,
6/30/28, Callable 3/30/28 @ 100(b) 27,375
98,000 Healthcare Realty Holdings LP, 3.10%, 2/15/30,
Callable 11/15/29 @ 100 85,927
350,000 Omega Healthcare Investors, Inc., 4.50%, 4/1/27,
Callable 1/1/27 @ 100 333,948
435,000 Omega Healthcare Investors, Inc., 3.63%, 10/1/29,
Callable 7/1/29 @ 100 383,796
230,000 Sabra Health Care LP, 3.20%, 12/1/31, Callable
9/1/31 @ 100 188,600
1,019,646
Health Care Technology (0.0%
†
):
40,000 Clarivate Science Holdings Corp., 4.88%, 7/1/29,
Callable 6/30/24 @ 102.44(b) 37,400
Hotel & Resort REITs (0.1%):
55,000 Service Properties Trust, 5.50%, 12/15/27, Callable
9/15/27 @ 100 50,462
60,000 Service Properties Trust, 4.95%, 10/1/29, Callable
7/1/29 @ 100 49,500
99,962
Hotels, Restaurants & Leisure (0.7%):
25,000 Affinity Interactive, 6.88%, 12/15/27, Callable
2/5/24 @ 103.44(b) 22,438
65,000 Caesars Entertainment, Inc., 8.13%, 7/1/27, Callable
2/5/24 @ 104.06(b) 66,300
65,000 Caesars Entertainment, Inc., 4.63%, 10/15/29,
Callable 10/15/24 @ 102.31(b) 58,419
70,000 Churchill Downs, Inc., 6.75%, 5/1/31, Callable
5/1/26 @ 103.38(b) 71,050
10,000 ClubCorp Holdings, Inc., 8.50%, 9/15/25, Callable
2/5/24 @ 100(b) 9,000
70,000 Fertitta Entertainment LLC/Fertitta Entertainment
Finance Co., Inc., 6.75%, 1/15/30, Callable 1/15/25
@ 103.38(b) 61,425
25,000 Hilton Grand Vacations Borrower Escrow LLC/Hilton
Grand Vacations Borrower Escrow, 5.00%, 6/1/29,
Callable 6/1/24 @ 102.5(b) 23,031
30,000 Jacobs Entertainment, Inc., 6.75%, 2/15/29,
Callable 2/15/25 @ 103.38(b) 28,088
25,000 Marriott Ownership Resorts, Inc., 4.50%, 6/15/29,
Callable 6/15/24 @ 102.25(b) 22,062
105,000 MGM Resorts International, 5.75%, 6/15/25,
Callable 3/15/25 @ 100 104,212

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
December 31, 2023
12
See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Hotels, Restaurants & Leisure, continued
$ 45,000 NCL Corp., Ltd., 3.63%, 12/15/24, Callable 1/16/24
@ 100(b) $ 43,762
75,000 NCL Corp., Ltd., 5.88%, 2/15/27, Callable 2/15/24
@ 102.94(b) 74,062
55,000 NCL Corp., Ltd., 8.38%, 2/1/28, Callable 2/1/25 @
104.19(b) 57,956
40,000 Royal Caribbean Cruises, Ltd., 5.50%, 8/31/26,
Callable 2/28/26 @ 100(b) 39,650
50,000 Royal Caribbean Cruises, Ltd., 5.38%, 7/15/27,
Callable 10/15/26 @ 100(b) 49,125
40,000 Royal Caribbean Cruises, Ltd., 7.25%, 1/15/30,
Callable 12/15/25 @ 103.63(b) 41,600
85,000 Station Casinos LLC, 4.50%, 2/15/28, Callable
2/5/24 @ 102.25(b) 80,113
50,000 Viking Cruises, Ltd., 9.13%, 7/15/31, Callable
7/15/26 @ 104.56(b) 53,500
100,000 Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
5.50%, 3/1/25, Callable 12/1/24 @ 100(b) 99,000
40,000 Wynn Resorts Finance LLC/Wynn Resorts Capital
Corp., 7.13%, 2/15/31, Callable 11/15/30 @ 100(b) 41,450
110,000 Yum! Brands, Inc., 4.63%, 1/31/32, Callable
10/1/26 @ 102.31 102,713
1,148,956
Household Durables (0.1%):
35,000 Ashton Woods USA LLC/Ashton Woods Finance Co.,
4.63%, 4/1/30, Callable 4/1/25 @ 102.31(b) 31,150
30,000 Century Communities, Inc., 3.88%, 8/15/29,
Callable 2/15/29 @ 100(b) 27,075
15,000 LGI Homes, Inc., 8.75%, 12/15/28, Callable
12/15/25 @ 104.38(b) 15,937
40,000 Newell Brands, Inc., 6.38%, 4/1/36, Callable
10/1/35 @ 100 36,500
45,000 Tempur Sealy International, Inc., 4.00%, 4/15/29,
Callable 4/15/24 @ 102(b) 40,500
25,000 Tempur Sealy International, Inc., 3.88%, 10/15/31,
Callable 10/15/26 @ 101.94(b) 21,063
50,000 TopBuild Corp., 4.13%, 2/15/32, Callable 10/15/26
@ 102.06(b) 44,437
216,662
Household Products (0.0%
†
):
35,000 Central Garden & Pet Co., 4.13%, 4/30/31, Callable
4/30/26 @ 102.06(b) 30,800
Independent Power and Renewable Electricity Producers
(0.4%):
350,000 AES Corp. (The), 3.30%, 7/15/25, Callable 6/15/25
@ 100(b) 336,987
280,000 AES Corp. (The), 3.95%, 7/15/30, Callable 4/15/30
@ 100(b) 259,000
20,000 Clearway Energy Operating LLC, 4.75%, 3/15/28,
Callable 1/16/24 @ 103.56(b) 19,275
25,000 Leeward Renewable Energy Operations LLC, 4.25%,
7/1/29, Callable 7/1/24 @ 102.13(b) 21,750
20,000 Pattern Energy Operations LP/Pattern Energy
Operations, Inc., 4.50%, 8/15/28, Callable 2/5/24
@ 103.38(b) 18,650
Principal Amount Value
Corporate Bonds, continued
Independent Power and Renewable Electricity Producers,
continued
$ 40,000 Sunnova Energy Corp., 5.88%, 9/1/26, Callable
2/5/24 @ 102.94(b) $ 33,300
688,962
Industrial Conglomerates (0.1%):
85,000 Brand Industrial Services, Inc., 10.38%, 8/1/30,
Callable 8/1/26 @ 105.19(b) 89,781
15,000 Roller Bearing Co. of America, Inc., 4.38%,
10/15/29, Callable 10/15/24 @ 102.19(b) 13,669
103,450
Industrial REITs (0.1%):
135,000 LXP Industrial Trust, 4.40%, 6/15/24, Callable
3/15/24 @ 100 133,612
Insurance (0.8%):
35,000 AmWINS Group, Inc., 4.88%, 6/30/29, Callable
6/30/24 @ 102.44(b) 31,850
25,000 AssuredPartners, Inc., 5.63%, 1/15/29, Callable
2/5/24 @ 102.81(b) 23,313
30,000 BroadStreet Partners, Inc., 5.88%, 4/15/29, Callable
4/15/24 @ 102.94(b) 27,900
340,000 Five Corners Funding Trust II, 2.85%, 5/15/30,
Callable 2/15/30 @ 100(b) 301,872
330,000 Pacific Lifecorp., 5.13%, 1/30/43(b) 310,819
250,000 Peachtree Corners Funding Trust, 3.98%, 2/15/25(b) 245,084
35,000 Ryan Specialty LLC, 4.38%, 2/1/30, Callable 2/1/25
@ 102.19(b) 32,463
280,000 Unum Group, 4.00%, 6/15/29, Callable 3/15/29
@ 100 265,189
1,238,490
IT Services (0.0%
†
):
30,000 Gartner, Inc., 3.75%, 10/1/30, Callable 10/1/25 @
101.88(b) 26,437
50,000 Twilio, Inc., 3.88%, 3/15/31, Callable 3/15/26 @
101.94 44,563
71,000
Leisure Products (0.0%
†
):
5,000 Mattel, Inc., 5.88%, 12/15/27, Callable 2/5/24 @
102.94(b) 4,925
30,000 Mattel, Inc., 6.20%, 10/1/40 29,100
34,025
Life Sciences Tools & Services (0.0%
†
):
20,000 Charles River Laboratories International, Inc.,
4.25%, 5/1/28, Callable 1/22/24 @ 102.13(b) 18,975
15,000 Charles River Laboratories International, Inc.,
3.75%, 3/15/29, Callable 3/15/24 @ 101.88(b) 13,762
32,737
Machinery (0.2%):
35,000 GrafTech Finance, Inc., 4.63%, 12/15/28, Callable
2/5/24 @ 102.31(b) 23,187
20,000 GrafTech Global Enterprises, Inc., 9.88%, 12/15/28,
Callable 12/15/25 @ 104.94^(b) 15,425
30,000 ITT Holdings LLC, 6.50%, 8/1/29, Callable 8/1/24
@ 103.25(b) 26,550
40,000 Madison IAQ LLC, 4.13%, 6/30/28, Callable 6/30/24
@ 102.06(b) 36,400

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
December 31, 2023
13
See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Machinery, continued
$ 135,000 Madison IAQ LLC, 5.88%, 6/30/29, Callable 6/30/24
@ 102.94(b) $ 118,800
25,000 Mueller Water Products, Inc., 4.00%, 6/15/29,
Callable 6/15/24 @ 102(b) 22,594
242,956
Media (1.4%):
45,000 Allen Media LLC/Allen Media Co-Issuer, Inc.,
10.50%, 2/15/28, Callable 2/5/24 @ 113(b) 23,850
10,000 Arches Buyer, Inc., 4.25%, 6/1/28, Callable 2/5/24
@ 102.13(b) 9,012
15,000 Arches Buyer, Inc., 6.13%, 12/1/28, Callable 2/5/24
@ 103.06(b) 12,975
395,000 CCO Holdings LLC/CCO Holdings Capital Corp.,
4.75%, 3/1/30, Callable 9/1/24 @ 102.38(b) 359,944
40,000 Central Parent LLC/CDK Global II LLC/CDK Financing
Co., Inc., 8.00%, 6/15/29, Callable 6/15/25 @
104(b) 41,650
160,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 4.40%, 4/1/33,
Callable 1/1/33 @ 100^ 146,702
80,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 5.38%, 5/1/47,
Callable 11/1/46 @ 100 67,949
252,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 5.25%, 4/1/53,
Callable 10/1/52 @ 100 212,169
50,000 Clear Channel Outdoor Holdings, Inc., 9.00%,
9/15/28, Callable 9/15/25 @ 104.5^(b) 52,000
65,000 CMG Media Corp., 8.88%, 12/15/27, Callable
1/16/24 @ 102.22(b) 51,350
130,000 CSC Holdings LLC, 4.13%, 12/1/30, Callable 12/1/25
@ 102.06(b) 97,825
110,000 CSC Holdings LLC, 4.63%, 12/1/30, Callable 12/1/25
@ 102.31(b) 65,175
745,000 Diamond Sports Group LLC/Diamond Sports Finance
Co., 5.38%, 8/15/26, Callable 1/22/24 @ 101.34(b)
(d) 33,525
230,000 DISH DBS Corp., 7.75%, 7/1/26 159,275
75,000 Fox Corp., 4.71%, 1/25/29, Callable 10/25/28 @
100 74,592
75,000 Fox Corp., 5.48%, 1/25/39, Callable 7/25/38 @ 100 73,264
30,000 Gray Television, Inc., 4.75%, 10/15/30, Callable
10/15/25 @ 102.38(b) 22,650
85,000 Match Group Holdings II LLC, 3.63%, 10/1/31,
Callable 10/1/26 @ 101.81(b) 73,419
25,000 Radiate Holdco LLC/Radiate Finance, Inc., 6.50%,
9/15/28, Callable 2/5/24 @ 103.25(b) 12,250
140,000 TEGNA, Inc., 4.75%, 3/15/26, Callable 2/5/24 @
102.38(b) 136,150
350,000 Time Warner Cable LLC, 6.75%, 6/15/39 347,031
55,000 Univision Communications, Inc., 6.63%, 6/1/27,
Callable 1/16/24 @ 103.31(b) 54,587
60,000 Univision Communications, Inc., 8.00%, 8/15/28,
Callable 8/15/25 @ 104(b) 61,875
2,189,219
Metals & Mining (0.1%):
30,000 ATI, Inc., 4.88%, 10/1/29, Callable 10/1/24 @
102.44 27,900
Principal Amount Value
Corporate Bonds, continued
Metals & Mining, continued
$ 40,000 Cleveland-Cliffs, Inc., 6.75%, 4/15/30, Callable
4/15/26 @ 103.38(b) $ 40,600
25,000 Commercial Metals Co., 4.13%, 1/15/30, Callable
1/15/25 @ 102.06 22,656
25,000 Novelis Corp., 3.88%, 8/15/31, Callable 8/15/26 @
101.94(b) 21,969
113,125
Mortgage Real Estate Investment Trusts (REITs) (0.0%
†
):
30,000 Starwood Property Trust, Inc., 4.75%, 3/15/25,
Callable 9/15/24 @ 100 29,550
Multi-Utilities (0.0%
†
):
55,000 Sempra, 6.00%, 10/15/39 58,344
Office REITs (0.2%):
290,000 Hudson Pacific Properties LP, 4.65%, 4/1/29,
Callable 1/1/29 @ 100 230,550
50,000 Vornado Realty LP, 2.15%, 6/1/26, Callable 5/1/26
@ 100 45,069
275,619
Oil, Gas & Consumable Fuels (3.6%):
25,000 Apache Corp., 7.38%, 8/15/47 25,094
15,000 Calumet Specialty Products Partners LP/Calumet
Finance Corp., 9.75%, 7/15/28, Callable 7/15/25
@ 104.88(b) 14,775
20,000 CITGO Petroleum Corp., 8.38%, 1/15/29, Callable
10/15/25 @ 104.19(b) 20,550
10,000 CNX Midstream Partners LP, 4.75%, 4/15/30,
Callable 4/15/25 @ 102.38(b) 8,800
15,000 CNX Resources Corp., 6.00%, 1/15/29, Callable
2/5/24 @ 104.5(b) 14,288
20,000 Columbia Pipelines Operating Co. LLC, 5.93%,
8/15/30, Callable 6/15/30 @ 100(b) 20,728
55,000 Columbia Pipelines Operating Co. LLC, 6.04%,
11/15/33, Callable 8/15/33 @ 100(b) 57,711
16,000 Columbia Pipelines Operating Co. LLC, 6.50%,
8/15/43, Callable 2/15/43 @ 100(b) 17,250
30,000 Columbia Pipelines Operating Co. LLC, 6.54%,
11/15/53, Callable 5/15/53 @ 100(b) 33,099
18,000 Columbia Pipelines Operating Co. LLC, 6.71%,
8/15/63, Callable 2/15/63 @ 100(b) 19,999
80,000 Comstock Resources, Inc., 6.75%, 3/1/29, Callable
3/1/24 @ 103.38(b) 73,600
85,000 Continental Resources, Inc., 5.75%, 1/15/31,
Callable 7/15/30 @ 100(b) 84,469
105,000 Crestwood Midstream Partners LP/Crestwood
Midstream Finance Corp., 6.00%, 2/1/29, Callable
2/5/24 @ 103(b) 105,656
55,000 Crestwood Midstream Partners LP/Crestwood
Midstream Finance Corp., 7.38%, 2/1/31, Callable
2/1/26 @ 103.69(b) 57,750
90,000 CVR Energy, Inc., 5.25%, 2/15/25, Callable 2/15/24
@ 100(b) 89,892
25,000 CVR Energy, Inc., 5.75%, 2/15/28, Callable 1/22/24
@ 102.88(b) 23,188
65,000 CVR Energy, Inc., 8.50%, 1/15/29, Callable 1/15/26
@ 104.25(b) 64,756
105,000 DCP Midstream Operating LP, 5.38%, 7/15/25,
Callable 4/15/25 @ 100 104,869

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
December 31, 2023
14
See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 60,000 DCP Midstream Operating LP, 5.13%, 5/15/29,
Callable 2/15/29 @ 100 $ 59,925
100,000 DCP Midstream Operating LP, 5.60%, 4/1/44,
Callable 10/1/43 @ 100 98,375
35,000 Delek Logistics Partners LP/Delek Logistics Finance
Corp., 7.13%, 6/1/28, Callable 6/1/24 @ 103.56(b) 32,988
18,000 Devon Energy Corp., 5.25%, 10/15/27, Callable
1/16/24 @ 101.75 18,201
25,000 DT Midstream, Inc., 4.13%, 6/15/29, Callable
6/15/24 @ 102.06(b) 22,875
124,000 Energy Transfer LP, 3.90%, 5/15/24, Callable
2/15/24 @ 100 123,369
190,000 Energy Transfer LP, 4.95%, 6/15/28, Callable
3/15/28 @ 100 189,280
427,000 Energy Transfer LP, 5.00%, 5/15/50, Callable
11/15/49 @ 100 382,427
65,000 Energy Transfer LP, Series A, 9.67%
(US0003M+403 bps), 12/31/99, Callable 1/22/24
@ 100 62,156
60,000 EnLink Midstream LLC, 5.63%, 1/15/28, Callable
7/15/27 @ 100(b) 59,100
70,000 EQM Midstream Partners LP, 4.50%, 1/15/29,
Callable 7/15/28 @ 100(b) 66,325
45,000 EQT Corp., 5.00%, 1/15/29, Callable 7/15/28 @ 100 44,550
45,000 Genesis Energy LP/Genesis Energy Finance Corp.,
8.00%, 1/15/27, Callable 2/5/24 @ 104 45,787
150,000 Hess Corp., 4.30%, 4/1/27, Callable 1/1/27 @ 100 148,267
109,000 Hess Corp., 7.30%, 8/15/31 126,036
610,000 Hess Corp., 5.60%, 2/15/41 640,041
70,000 Hess Midstream Operations LP, 5.63%, 2/15/26,
Callable 2/5/24 @ 101.41(b) 69,475
35,000 Hess Midstream Operations LP, 4.25%, 2/15/30,
Callable 2/15/25 @ 102.13(b) 32,069
20,000 Kinetik Holdings LP, 5.88%, 6/15/30, Callable
6/15/25 @ 102.94(b) 19,619
40,000 Kinetik Holdings, LP, 6.63%, 12/15/28, Callable
12/15/25 @ 103.31(b) 40,773
408,000 Mesquite Energy, Inc., 7.25%, 2/15/23(a)(b)(d) —
140,000 MPLX LP, 4.88%, 12/1/24, Callable 9/1/24 @ 100 139,239
200,000 MPLX LP, 4.95%, 9/1/32, Callable 6/1/32 @ 100 195,968
42,000 Murphy Oil Corp., 5.88%, 12/1/27, Callable 1/22/24
@ 101.96 41,685
30,000 Northern Oil and Gas, Inc., 8.75%, 6/15/31, Callable
6/15/26 @ 104.38(b) 31,125
50,000 Occidental Petroleum Corp., 3.50%, 8/15/29,
Callable 5/15/29 @ 100 44,437
85,000 Occidental Petroleum Corp., 8.88%, 7/15/30,
Callable 1/15/30 @ 100 99,344
112,000 Occidental Petroleum Corp., 7.50%, 5/1/31 125,440
25,000 Occidental Petroleum Corp., 7.88%, 9/15/31 28,469
40,000 Occidental Petroleum Corp., 4.30%, 8/15/39,
Callable 2/15/39 @ 100 32,200
120,000 Occidental Petroleum Corp., 4.40%, 4/15/46,
Callable 10/15/45 @ 100 97,800
80,000 Occidental Petroleum Corp., 4.20%, 3/15/48,
Callable 9/15/47 @ 100 62,800
50,000 PBF Holding Co. LLC/PBF Finance Corp., 6.00%,
2/15/28, Callable 2/5/24 @ 103 48,750
Principal Amount Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 15,000 PDC Energy, Inc., 5.75%, 5/15/26, Callable 2/5/24
@ 101.44 $ 14,963
30,000 Permian Resources Operating LLC, 5.88%, 7/1/29,
Callable 7/1/24 @ 102.94(b) 29,100
45,000 Permian Resources Operating LLC, 7.00%, 1/15/32,
Callable 1/15/27 @ 103.5(b) 46,238
110,000 Plains All American Pipeline LP/PAA Finance Corp.,
3.60%, 11/1/24, Callable 8/1/24 @ 100 108,180
45,000 Range Resources Corp., 4.88%, 5/15/25, Callable
2/15/25 @ 100 44,325
230,000 Sabine Pass Liquefaction LLC, 4.50%, 5/15/30,
Callable 11/15/29 @ 100 224,825
38,000 Sitio Royalties Operating Partnership LP/Sitio
Finance Corp., 7.88%, 11/1/28, Callable 11/1/25
@ 103.94(b) 39,140
20,000 SM Energy Co., 5.63%, 6/1/25, Callable 2/5/24
@ 100 19,800
346,000 Southeast Supply Header LLC, 4.25%, 6/15/24,
Callable 3/15/24 @ 100(b) 333,890
25,000 Southwestern Energy Co., 4.75%, 2/1/32, Callable
2/1/27 @ 102.38 23,187
5,000 Sunoco LP/Sunoco Finance Corp., 6.00%, 4/15/27,
Callable 2/5/24 @ 102 5,000
95,000 Sunoco LP/Sunoco Finance Corp., 5.88%, 3/15/28,
Callable 2/5/24 @ 102.94 94,762
60,000 Tallgrass Energy Partners LP/Tallgrass Energy
Finance Corp., 6.00%, 12/31/30, Callable 12/31/25
@ 103(b) 55,800
30,000 Targa Resources Partners LP/Targa Resources
Partners Finance Corp., 5.50%, 3/1/30, Callable
3/1/25 @ 102.75 29,888
20,000 Targa Resources Partners LP/Targa Resources
Partners Finance Corp., 4.00%, 1/15/32, Callable
7/15/26 @ 102 18,250
66,500 Transocean, Inc., 8.75%, 2/15/30, Callable 2/15/26
@ 104.38(b) 69,326
13,000 Western Midstream Operating LP, 4.65%, 7/1/26,
Callable 4/1/26 @ 100 12,756
400,000 Western Midstream Operating LP, 4.50%, 3/1/28,
Callable 12/1/27 @ 100 386,500
220,000 Williams Cos., Inc. (The), 4.65%, 8/15/32, Callable
5/15/32 @ 100 214,778
5,836,077
Passenger Airlines (0.1%):
35,000 American Airlines, Inc., 7.25%, 2/15/28, Callable
2/15/25 @ 103.63(b) 35,438
35,000 American Airlines, Inc., 8.50%, 5/15/29, Callable
11/15/25 @ 104.25(b) 36,925
72,363
Personal Care Products (0.0%
†
):
25,000 BellRing Brands, Inc., 7.00%, 3/15/30, Callable
3/15/27 @ 101.75(b) 25,844
Pharmaceuticals (0.1%):
37,000 Bausch Health Cos., Inc., 11.00%, 9/30/28(b) 26,455
7,000 Bausch Health Cos., Inc., 14.00%, 10/15/30,
Callable 10/15/25 @ 106(b) 3,920

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
December 31, 2023
15
See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Pharmaceuticals, continued
$ 230,000 Viatris, Inc., 2.70%, 6/22/30, Callable 3/22/30 @
100 $ 193,382
223,757
Professional Services (0.1%):
25,000 ASGN, Inc., 4.63%, 5/15/28, Callable 2/5/24 @
102.31(b) 23,688
90,000 CoreLogic, Inc., 4.50%, 5/1/28, Callable 5/1/24 @
102.25(b) 78,637
20,000 TriNet Group, Inc., 7.13%, 8/15/31, Callable
8/15/26 @ 103.56(b) 20,600
122,925
Real Estate Management & Development (1.0%):
150,000 American Homes 4 Rent LP, 3.63%, 4/15/32,
Callable 1/15/32 @ 100 134,894
421,000 Brandywine Operating Partners LP, 3.95%,
11/15/27, Callable 8/15/27 @ 100 379,391
288,000 Brandywine Operating Partnership LP, 7.80%,
3/15/28, Callable 2/15/28 @ 100 291,258
150,000 CBRE Services, Inc., 2.50%, 4/1/31, Callable 1/1/31
@ 100 126,778
98,000 Corporate Office Properties LP, 2.25%, 3/15/26,
Callable 2/15/26 @ 100 91,662
27,000 Corporate Office Properties LP, 2.00%, 1/15/29,
Callable 11/15/28 @ 100 22,191
85,000 Corporate Office Properties LP, 2.75%, 4/15/31,
Callable 1/15/31 @ 100 69,626
225,000 Invitation Homes Operating Partnership LP, 4.15%,
4/15/32, Callable 1/15/32 @ 100 206,231
35,000 Kennedy-Wilson, Inc., 4.75%, 2/1/30, Callable
9/1/24 @ 102.38 27,825
250,000 Pine Street Trust II, 5.57%, 2/15/49, Callable
8/15/48 @ 100(b) 230,695
40,000 VICI Properties LP/VICI Note Co., Inc., 4.63%,
6/15/25, Callable 3/15/25 @ 100(b) 39,300
1,619,851
Retail REITs (0.7%):
100,000 Boston Properties LP, 6.75%, 12/1/27, Callable
11/1/27 @ 100 104,231
22,000 Kite Realty Group Trust, 4.75%, 9/15/30, Callable
6/15/30 @ 100 20,800
387,000 Tanger Properties LP, 3.13%, 9/1/26, Callable
6/1/26 @ 100 361,014
237,000 Tanger Properties LP, 2.75%, 9/1/31, Callable
6/1/31 @ 100 190,836
390,000 VICI Properties LP, 4.95%, 2/15/30, Callable
12/15/29 @ 100 377,812
1,054,693
Semiconductors & Semiconductor Equipment (0.6%):
55,000 Broadcom, Inc., 2.45%, 2/15/31, Callable 11/15/30
@ 100(b) 46,868
597,000 Broadcom, Inc., 2.60%, 2/15/33, Callable 11/15/32
@ 100(b) 492,282
490,000 Broadcom, Inc., 3.50%, 2/15/41, Callable 8/15/40
@ 100(b) 388,580
30,000 ON Semiconductor Corp., 3.88%, 9/1/28, Callable
2/5/24 @ 101.94(b) 27,900
Principal Amount Value
Corporate Bonds, continued
Semiconductors & Semiconductor Equipment, continued
$ 50,000 Qorvo, Inc., 4.38%, 10/15/29, Callable 10/15/24
@ 102.19 $ 47,625
1,003,255
Software (0.7%):
90,000 AthenaHealth Group, Inc., 6.50%, 2/15/30, Callable
2/15/25 @ 103.25(b) 81,450
20,000 Booz Allen Hamilton, Inc., 4.00%, 7/1/29, Callable
7/1/24 @ 102(b) 18,750
25,000 Boxer Parent Co., Inc., 7.13%, 10/2/25, Callable
2/5/24 @ 101.78(b) 25,094
25,000 Cloud Software Group, Inc., 6.50%, 3/31/29,
Callable 9/30/25 @ 103.25(b) 23,688
110,000 Cloud Software Group, Inc., 9.00%, 9/30/29,
Callable 9/30/25 @ 104.5(b) 104,500
30,000 Elastic NV, 4.13%, 7/15/29, Callable 7/15/24 @
102.06(b) 27,300
30,000 Fair Isaac Corp., 4.00%, 6/15/28, Callable 1/22/24
@ 101(b) 28,238
55,000 MicroStrategy, Inc., 6.13%, 6/15/28, Callable
6/15/24 @ 103.06^(b) 53,006
555,000 Oracle Corp., 2.30%, 3/25/28, Callable 1/25/28
@ 100 505,371
240,000 Oracle Corp., 2.88%, 3/25/31, Callable 12/25/30
@ 100 213,072
30,000 Veritas US, Inc./Veritas Bermuda, Ltd., 7.50%,
9/1/25, Callable 2/5/24 @ 100(b) 24,675
1,105,144
Specialty Retail (0.4%):
35,000 ACProducts Holdings, Inc., 6.38%, 5/15/29, Callable
5/15/24 @ 103.19(b) 25,594
35,000 Asbury Automotive Group, Inc., 4.63%, 11/15/29,
Callable 11/15/24 @ 102.31(b) 32,419
30,000 At Home Group, Inc., 4.88%, 7/15/28, Callable
2/5/24 @ 102.44(b) 11,100
47,000 AutoNation, Inc., 4.75%, 6/1/30, Callable 3/1/30
@ 100 45,229
200,000 AutoZone, Inc., 4.00%, 4/15/30, Callable 1/15/30
@ 100 189,926
95,000 Bath & Body Works, Inc., 6.63%, 10/1/30, Callable
10/1/25 @ 103.31(b) 96,900
66,000 Carvana Co., 5.88%, 10/1/28, Callable 1/16/24 @
104.41(b) 40,920
10,000 Carvana Co., 4.88%, 9/1/29, Callable 9/1/24 @
102.44(b) 6,100
55,000 Carvana Co., 10.25%, 5/1/30, Callable 5/1/27 @
105.13(b) 42,350
30,000 Foot Locker, Inc., 4.00%, 10/1/29, Callable 10/1/24
@ 102^(b) 24,900
25,000 Michaels Cos, Inc. (The), 5.25%, 5/1/28, Callable
1/16/24 @ 102.63^(b) 19,750
30,000 Party City Holdings, Inc., 8.75%, 2/15/26(b)(d) 3,219
20,000 Upbound Group, Inc., 6.38%, 2/15/29, Callable
2/15/24 @ 103.19(b) 18,600
35,000 Valvoline, Inc., 4.25%, 2/15/30, Callable 2/15/25
@ 102.13(b) 34,650
50,000 Valvoline, Inc., 3.63%, 6/15/31, Callable 6/15/26
@ 101.81(b) 42,687
634,344

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
December 31, 2023
16
See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Technology Hardware, Storage & Peripherals (0.2%):
$ 90,000 CommScope, Inc., 4.75%, 9/1/29, Callable 9/1/24
@ 102.38(b) $ 60,300
129,000 Dell International LLC/EMC Corp., 6.02%, 6/15/26,
Callable 3/15/26 @ 100 131,935
148,000 Dell International LLC/EMC Corp., 6.10%, 7/15/27,
Callable 5/15/27 @ 100 153,506
20,000 Seagate HDD Cayman, 8.25%, 12/15/29, Callable
7/15/26 @ 104.13(b) 21,550
367,291
Textiles, Apparel & Luxury Goods (0.3%):
25,000 Crocs, Inc., 4.13%, 8/15/31, Callable 8/15/26 @
102.06(b) 21,063
20,000 Kontoor Brands, Inc., 4.13%, 11/15/29, Callable
11/15/24 @ 102.06(b) 17,900
30,000 Levi Strauss & Co., 3.50%, 3/1/31, Callable 3/1/26
@ 101.75(b) 25,875
19,000 Tapestry, Inc., 7.05%, 11/27/25 19,436
53,000 Tapestry, Inc., 7.00%, 11/27/26 54,947
84,000 Tapestry, Inc., 7.35%, 11/27/28, Callable 10/27/28
@ 100 88,238
94,000 Tapestry, Inc., 7.70%, 11/27/30, Callable 9/27/30
@ 100 98,897
94,000 Tapestry, Inc., 7.85%, 11/27/33, Callable 8/27/33
@ 100 99,997
45,000 Wolverine World Wide, Inc., 4.00%, 8/15/29,
Callable 8/15/24 @ 102(b) 35,325
461,678
Tobacco (0.0%
†
):
30,000 Turning Point Brands, Inc., 5.63%, 2/15/26, Callable
1/16/24 @ 102.81(b) 27,863
Trading Companies & Distributors (0.3%):
290,000 Air Lease Corp., 3.38%, 7/1/25, Callable 6/1/25
@ 100 280,602
20,000 Beacon Roofing Supply, Inc., 6.50%, 8/1/30,
Callable 8/1/26 @ 103.25(b) 20,450
30,000 Fortress Transportation and Infrastructure Investors
LLC, 7.88%, 12/1/30, Callable 12/1/26 @ 103.94(b) 31,162
40,000 Foundation Building Materials, Inc., 6.00%, 3/1/29,
Callable 3/1/24 @ 103(b) 35,600
25,000 SRS Distribution, Inc., 6.13%, 7/1/29, Callable
7/1/24 @ 103.06(b) 23,188
40,000 SRS Distribution, Inc., 6.00%, 12/1/29, Callable
12/1/24 @ 103(b) 37,250
428,252
Wireless Telecommunication Services (0.5%):
175,000 Sprint Capital Corp., 6.88%, 11/15/28 189,438
65,000 T-Mobile USA, Inc., 4.75%, 2/1/28, Callable 1/16/24
@ 102.38 64,756
500,000 T-Mobile USA, Inc., 3.88%, 4/15/30, Callable
1/15/30 @ 100 473,573
727,767
Total Corporate Bonds (Cost $52,156,610) 48,576,394
Principal Amount Value
Yankee Debt Obligations (7.3%):
Aerospace & Defense (0.1%):
$ 43,000 Bombardier, Inc., 7.13%, 6/15/26, Callable 2/5/24
@ 103.56(b) $ 43,000
45,000 Bombardier, Inc., 6.00%, 2/15/28, Callable 2/15/24
@ 103(b) 43,762
86,762
Banks (1.5%):
270,000 Barclays plc, 5.09% (US0003M+305 bps), 6/20/30,
Callable 6/20/29 @ 100 260,992
200,000 Commonwealth Bank of Australia, 3.61%, 9/12/34,
Callable 9/12/29 @ 100(b) 177,214
205,000 HSBC Holdings plc, 4.25%, 3/14/24 204,221
800,000 Intesa Sanpaolo SpA, 5.71%, 1/15/26(b) 798,062
286,000 NatWest Group plc, 3.07% (H15T1Y+255 bps),
5/22/28, Callable 5/22/27 @ 100 265,849
513,000 Societe Generale SA, 1.49% (H15T1Y+110 bps),
12/14/26, Callable 12/14/25 @ 100(b) 471,868
47,000 UniCredit SpA, 5.86% (USISDA05+370 bps),
6/19/32, Callable 6/19/27 @ 100^(b) 46,019
23,000 UniCredit SpA, 7.30% (USISDA05+491 bps),
4/2/34, Callable 4/2/29 @ 100(b) 23,591
135,000 Westpac Banking Corp., 4.11% (H15T5Y+200 bps),
7/24/34, Callable 7/24/29 @ 100 122,507
2,370,323
Biotechnology (0.0%
†
):
85,000 Grifols SA, 4.75%, 10/15/28, Callable 10/15/24 @
102.38(b) 77,031
Capital Markets (0.9%):
680,000 Deutsche Bank AG, 4.50%, 4/1/25 667,091
470,000 UBS Group AG, 3.75%, 3/26/25 460,741
314,000 UBS Group AG, 1.49% (H15T1Y+85 bps), 8/10/27,
Callable 8/10/26 @ 100(b) 282,520
1,410,352
Chemicals (0.2%):
25,000 Cerdia Finanz GmbH, 10.50%, 2/15/27, Callable
2/15/24 @ 105.25(b) 25,250
85,000 INEOS Finance plc, 6.75%, 5/15/28, Callable
2/15/25 @ 103.38(b) 82,663
85,000 Methanex Corp., 5.13%, 10/15/27, Callable 4/15/27
@ 100 82,344
30,000 Methanex Corp., 5.25%, 12/15/29, Callable 9/15/29
@ 100 28,762
95,000 NOVA Chemicals Corp., 5.25%, 6/1/27, Callable
3/3/27 @ 100(b) 88,469
25,000 SNF Group SACA, 3.13%, 3/15/27, Callable 3/15/24
@ 101.56(b) 22,187
329,675
Commercial Services & Supplies (0.0%
†
):
15,000 GFL Environmental, Inc., 6.75%, 1/15/31, Callable
1/15/27 @ 103.38(b) 15,450
Communications Equipment (0.0%
†
):
30,000 Nokia Oyj, 6.63%, 5/15/39 29,437
Containers & Packaging (0.0%
†
):
10,000 Intelligent Packaging, Ltd. Finco, Inc./Intelligent
Packaging, Ltd. Co-Issuer LLC, 6.00%, 9/15/28,
Callable 2/5/24 @ 101.5(b) 9,300

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
December 31, 2023
17
See accompanying notes to the financial statements.
Principal Amount Value
Yankee Debt Obligations, continued
Containers & Packaging, continued
$ 45,000 Trivium Packaging Finance BV, 5.50%, 8/15/26,
Callable 2/5/24 @ 101.38(b) $ 43,988
53,288
Diversified Consumer Services (0.1%):
95,000 GEMS MENASA Cayman, Ltd./GEMS Education
Delaware LLC, 7.13%, 7/31/26, Callable 2/5/24 @
101.78(b) 93,456
Diversified Telecommunication Services (0.4%):
270,000 Altice France Holding SA, 6.00%, 2/15/28, Callable
2/5/24 @ 103(b) 118,125
185,000 Altice France SA, 5.13%, 1/15/29, Callable 2/5/24
@ 102.56(b) 136,900
130,000 C&W Senior Financing DAC, 6.88%, 9/15/27,
Callable 1/16/24 @ 101.72(b) 121,550
540,000 Intelsat, 9.75%, 7/15/25(a) —
111,000 Intelsat, 8.50%, 10/15/24(a) —
45,000 Intelsat Jackson Holdings SA, 6.50%, 3/15/30,
Callable 3/15/25 @ 102(b) 42,975
20,000 Telecom Italia Capital SA, 6.38%, 11/15/33 19,575
80,000 Telecom Italia Capital SA, 6.00%, 9/30/34 76,200
130,000 Vmed O2 UK Financing I plc, 4.25%, 1/31/31,
Callable 1/31/26 @ 102.13(b) 113,425
628,750
Energy Equipment & Services (0.0%
†
):
30,000 Valaris, Ltd., 8.38%, 4/30/30, Callable 4/30/26 @
104.19(b) 30,638
Financial Services (1.2%):
21,000 1375209 BC, Ltd., 9.00%, 1/30/28, Callable
1/16/24 @ 101^(b) 20,370
251,000 AerCap Ireland Capital DAC/AerCap Global Aviation
Trust, 4.45%, 4/3/26, Callable 2/3/26 @ 100 246,299
209,000 AerCap Ireland Capital DAC/AerCap Global Aviation
Trust, 2.45%, 10/29/26, Callable 9/29/26 @ 100 193,294
234,000 AerCap Ireland Capital DAC/AerCap Global Aviation
Trust, 3.30%, 1/30/32, Callable 10/30/31 @ 100 203,402
30,000 GGAM Finance, Ltd., 8.00%, 2/15/27, Callable
8/15/26 @ 100(b) 30,600
200,000 Imperial Brands Finance plc, 6.13%, 7/27/27,
Callable 6/27/27 @ 100(b) 205,226
25,000 Macquarie Airfinance Holdings, Ltd., 8.38%, 5/1/28,
Callable 5/1/25 @ 104.19(b) 26,094
20,000 Macquarie Airfinance Holdings, Ltd., 8.13%,
3/30/29, Callable 9/30/25 @ 104.06(b) 20,800
1,000,000 Park Aerospace Holdings, Ltd., 5.50%, 2/15/24(b) 996,250
1,942,335
Hotels, Restaurants & Leisure (0.2%):
55,000 1011778 BC ULC/New Red Finance, Inc., 5.75%,
4/15/25, Callable 2/5/24 @ 101.44(b) 54,725
80,000 1011778 BC ULC/New Red Finance, Inc., 4.00%,
10/15/30, Callable 10/15/25 @ 102(b) 71,400
40,000 Carnival Corp., 7.00%, 8/15/29, Callable 8/15/26
@ 103.5(b) 41,500
45,000 Carnival Corp., 10.50%, 6/1/30, Callable 6/1/25 @
105.25(b) 49,219
65,000 Melco Resorts Finance, Ltd., 5.38%, 12/4/29,
Callable 12/4/24 @ 102.69(b) 56,956
Principal Amount Value
Yankee Debt Obligations, continued
Hotels, Restaurants & Leisure, continued
$ 10,000 Ontario Gaming GTA LP, 8.00%, 8/1/30, Callable
8/1/25 @ 104(b) $ 10,300
25,000 Studio City Co., Ltd., 7.00%, 2/15/27, Callable
2/15/24 @ 103.5(b) 24,594
308,694
Insurance (0.2%):
230,000 AIA Group, Ltd., 3.38%, 4/7/30, Callable 1/7/30
@ 100(b) 211,618
200,000 Swiss Re Finance Luxembourg SA, 5.00%
(H15T5Y+358 bps), 4/2/49, Callable 4/2/29 @
100(b) 189,910
401,528
Machinery (0.0%
†
):
65,000 HTA Group, Ltd., 7.00%, 12/18/25, Callable 2/5/24
@ 101.75^(b) 64,350
Media (0.0%
†
):
50,000 Ziggo Bond Co. BV, 5.13%, 2/28/30, Callable
2/15/25 @ 102.56(b) 41,812
Metals & Mining (0.1%):
85,000 ERO Copper Corp., 6.50%, 2/15/30, Callable
2/15/25 @ 103.25(b) 75,119
15,000 First Quantum Minerals, Ltd., 6.88%, 3/1/26,
Callable 1/16/24 @ 101.72(b) 13,425
55,000 First Quantum Minerals, Ltd., 6.88%, 10/15/27,
Callable 1/16/24 @ 103.44(b) 46,612
5,000 FMG Resources August 2006 Pty, Ltd., 4.50%,
9/15/27, Callable 6/15/27 @ 100(b) 4,794
30,000 Mineral Resources, Ltd., 8.00%, 11/1/27, Callable
11/1/24 @ 104(b) 30,375
20,000 Mineral Resources, Ltd., 9.25%, 10/1/28, Callable
10/1/25 @ 104.63(b) 21,250
191,575
Oil, Gas & Consumable Fuels (1.2%):
100,000 MEG Energy Corp., 7.13%, 2/1/27, Callable 2/5/24
@ 101.78(b) 101,625
785,000 Petroleos Mexicanos, 6.84%, 1/23/30, Callable
10/23/29 @ 100 674,119
1,662,000 Petroleos Mexicanos, 6.75%, 9/21/47 1,092,765
10,000 Seadrill Finance, Ltd., 8.38%, 8/1/30, Callable
8/1/26 @ 104.19(b) 10,400
30,000 Teine Energy, Ltd., 6.88%, 4/15/29, Callable
4/15/24 @ 103.44(b) 28,200
45,000 Transocean Poseidon, Ltd., 6.88%, 2/1/27, Callable
2/5/24 @ 101.72(b) 44,775
1,951,884
Passenger Airlines (0.0%
†
):
95,000 VistaJet Malta Finance plc/Vista Management
Holding, Inc., 6.38%, 2/1/30, Callable 2/1/25 @
103.19^(b) 66,025
Pharmaceuticals (0.1%):
85,000 Bausch Health Cos., Inc., 5.50%, 11/1/25, Callable
2/5/24 @ 100(b) 77,988
Software (0.1%):
95,000 Open Text Corp., 3.88%, 2/15/28, Callable 2/5/24
@ 101.94(b) 87,519

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
December 31, 2023
18
See accompanying notes to the financial statements.
Principal Amount Value
Yankee Debt Obligations, continued
Sovereign Bond (0.7%):
$ 444,000 Dominican Republic International Bond, 5.50%,
1/27/25(b) $ 440,670
250,000 Dominican Republic International Bond, 6.00%,
7/19/28(b) 250,000
200,000 Qatar Government International Bond, 4.40%,
4/16/50(b) 183,649
230,000 Saudi Government International Bond, 3.25%,
10/22/30(b) 213,265
1,087,584
Transportation Infrastructure (0.0%
†
):
55,000 Seaspan Corp., 5.50%, 8/1/29, Callable 8/1/24 @
102.75(b) 45,512
Wireless Telecommunication Services (0.3%):
315,000 Millicom International Cellular SA, 6.25%, 3/25/29,
Callable 3/25/24 @ 103.13(b) 298,856
60,000 Millicom International Cellular SA, 4.50%, 4/27/31,
Callable 4/27/26 @ 102.25(b) 49,875
110,000 Rogers Communications, Inc., 3.20%, 3/15/27,
Callable 2/15/27 @ 100 105,021
100,000 Rogers Communications, Inc., 3.80%, 3/15/32,
Callable 12/15/31 @ 100 92,117
545,869
Total Yankee Debt Obligations (Cost $13,180,654) 11,937,837
U.S. Government Agency Mortgages (21.9%):
Government National Mortgage Association (4.5%):
2,815 5.00%, 6/15/34, Pool #629493 2,794
2,025 5.00%, 3/15/38, Pool #676766 2,076
1,346 5.00%, 4/15/38, Pool #672672 1,380
4,942 5.00%, 8/15/38, Pool #687818 5,067
44,161 5.00%, 1/15/39, Pool #705997 45,618
548 5.00%, 3/15/39, Pool #697946 566
79,528 5.00%, 3/15/39, Pool #646746 82,152
83,750 4.00%, 10/15/40, Pool #783143 82,373
23,085 4.00%, 10/20/40, Pool #4833 22,624
69,537 4.00%, 1/20/41, Pool #4922 68,147
191,218 4.50%, 3/20/41, Pool #4978 192,670
67,146 4.50%, 5/20/41, Pool #5055 67,656
140,011 4.00%, 5/20/41, Pool #5054 137,111
67,126 4.50%, 6/15/41, Pool #366975 66,875
44,425 4.50%, 6/20/41, Pool #5082 44,452
179,571 3.50%, 12/20/41, Pool #5258 170,442
314,847 4.00%, 1/20/42, Pool #5280 308,321
111,542 3.00%, 12/20/42, Pool #MA0624 103,447
172,057 3.00%, 12/20/42, Pool #AA5872 156,439
19,506 3.00%, 1/20/43, Pool #MA0698 18,012
242,019 3.50%, 2/20/43, Pool #MA0783 230,596
113,536 3.00%, 3/20/43, Pool #AA6146 104,732
32,020 3.50%, 3/20/43, Pool #AD8884 30,333
49,251 3.00%, 3/20/43, Pool #AD8812 45,248
33,269 3.50%, 4/20/43, Pool #AD9075 31,516
12,375 3.50%, 4/20/43, Pool #AB9891 11,723
2,796 4.00%, 7/20/44, Pool #MA2074 2,741
117,632 4.00%, 4/15/46, Pool #784232 114,978
18,282 3.50%, 7/20/46, Pool #784391 17,325
10,166 3.00%, 10/20/46, Pool #MA4003 9,340
530,989 3.00%, 12/20/46, Pool #MA4126 488,994
56,675 4.00%, 1/15/47, Pool #AX5857 55,309
Principal Amount Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$ 49,571 4.00%, 1/15/47, Pool #AX5831 $ 48,202
166,803 3.00%, 1/20/47, Pool #MA4195 153,611
101,137 3.00%, 2/20/47, Pool #MA4261 92,763
168,416 4.00%, 4/20/47, Pool #784304 163,567
164,962 4.00%, 4/20/47, Pool #784303 160,208
50,018 4.00%, 4/20/48, Pool #BG3507 48,427
53,779 4.00%, 4/20/48, Pool #BG7744 52,068
231,227 2.00%, 11/20/50, Pool #MA6994 197,312
370,599 2.00%, 1/20/51, Pool #MA7135 314,151
269,644 2.00%, 2/20/51, Pool #MA7192 228,728
95,531 2.50%, 6/20/51, POOL# MA7418 83,726
190,108 2.50%, 9/20/51, Pool #MA7589 166,353
500,000 6.50%, 11/20/53, TBA 511,621
350,000 5.50%, 1/20/54, TBA 352,160
625,000 2.00%, 1/20/54, TBA 528,711
700,000 4.50%, 1/20/54, TBA 682,719
50,000 4.00%, 1/20/54, TBA 47,750
825,000 2.50%, 7/20/54, TBA 721,682
7,274,816
Federal National Mortgage Association (10.7%):
68,097 2.50%, 6/1/29, Pool #MA3734 64,730
42,938 2.50%, 9/1/31, Pool #AS8012 40,573
186,716 2.50%, 12/1/32, Pool #CA3748 176,347
905 4.50%, 7/1/33, Pool #720240 904
2,137 4.50%, 7/1/33, Pool #729327 2,135
8,633 4.50%, 8/1/33, Pool #726928 8,391
6,782 4.50%, 8/1/33, Pool #726956 6,604
2,459 4.50%, 8/1/33, Pool #729713 2,323
3,415 4.50%, 8/1/33, Pool #723124 3,313
12,249 4.50%, 8/1/33, Pool #729380 12,311
1,884 4.50%, 8/1/33, Pool #727029 1,882
2,416 4.50%, 8/1/33, Pool #727160 2,358
4,239 4.50%, 9/1/33, Pool #734922 4,263
11,823 4.50%, 9/1/33, Pool #727147 11,890
17,972 4.50%, 12/1/33, Pool #AL5321 18,092
75,824 3.50%, 8/1/34, Pool #CA4090 74,182
13,804 6.00%, 10/1/34, Pool #AL2130 14,414
64,296 3.50%, 10/1/34, Pool #FM1579 62,232
48,977 3.50%, 2/1/35, Pool #CA5291 47,058
1,106,943 2.00%, 6/1/35, Pool #BP5619 998,864
29,245 4.50%, 9/1/35, Pool #AB8198 29,450
166,308 2.00%, 10/1/35, Pool #BK5705 150,068
270,107 6.00%, 5/1/36, Pool #745512 282,785
132,912 6.00%, 1/1/37, Pool #932030 139,607
24,943 6.00%, 3/1/37, Pool #889506 25,992
37,102 6.00%, 1/1/38, Pool #889371 38,319
13,675 6.00%, 3/1/38, Pool #889219 14,390
6,752 6.00%, 7/1/38, Pool #889733 7,017
35,078 4.50%, 3/1/39, Pool #AB0051 35,311
192,290 4.50%, 4/1/39, Pool #AB0043 193,641
127,422 2.50%, 8/1/39, Pool #MA3761 116,076
16,450 4.50%, 11/1/39, Pool #AC5442 16,404
51,671 6.00%, 5/1/40, Pool #AL2129 53,686
46,489 2.00%, 10/1/40, Pool #FM4644 40,278
116,090 2.00%, 11/1/40, Pool #MA4176 100,412
17,152 2.00%, 12/1/40, Pool #MA4204 14,835
19,041 4.00%, 12/1/40, Pool #AA4757 18,603
25,152 4.50%, 2/1/41, Pool #AH5580 25,341
18,314 2.00%, 2/1/41, Pool #MA4268 15,702

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
December 31, 2023
19
See accompanying notes to the financial statements.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 18,832 2.00%, 3/1/41, Pool #MA4287 $ 16,146
19,443 2.00%, 4/1/41, Pool #MA4311 16,669
55,707 2.00%, 4/1/41, Pool #CB0116 49,331
19,684 2.00%, 5/1/41, Pool #MA4333 17,362
41,170 2.00%, 6/1/41, Pool #FM7891 36,458
20,011 2.00%, 6/1/41, Pool #MA4364 17,062
155,171 2.00%, 10/1/41, Pool #MA4446 133,041
428,495 1.50%, 11/1/41, Pool #MA4473 355,602
3,247 6.00%, 1/1/42, Pool #AL2128 3,258
790,782 2.00%, 5/1/42, Pool #FS4603 688,931
129,746 2.50%, 2/1/43, Pool #AB8465 111,565
29,417 4.00%, 10/1/43, Pool #BM1167 28,858
124,509 4.50%, 3/1/44, Pool #AL5082 122,210
7,099 4.00%, 12/1/44, Pool #AY0045 6,994
40,514 3.00%, 5/1/45, Pool #AS4972 36,702
66,030 4.00%, 5/1/45, Pool #AZ1207 63,183
29,511 4.00%, 6/1/45, Pool #AY8126 28,649
23,435 5.00%, 6/1/45, Pool #AZ3448 24,038
26,264 4.00%, 6/1/45, Pool #AZ3341 25,262
21,123 4.00%, 6/1/45, Pool #AZ2719 20,317
94,860 4.00%, 6/1/45, Pool #AY8096 90,770
106,870 4.00%, 7/1/45, Pool #AZ0833 102,791
14,928 3.00%, 8/1/45, Pool #AZ3728 13,525
91,131 3.00%, 8/1/45, Pool #AS5634 82,558
35,065 3.00%, 8/1/45, Pool #AZ8288 31,765
11,285 4.00%, 11/1/45, Pool #AZ0560 10,799
40,780 4.00%, 12/1/45, Pool #BA6404 39,021
30,013 4.50%, 2/1/46, Pool #BM5199 29,858
7,826 4.00%, 5/1/46, Pool #BC2276 7,547
222,732 3.50%, 5/1/46, Pool #BC0880 209,134
83,079 4.00%, 7/1/46, Pool #BC1443 80,347
26,609 4.50%, 8/1/46, Pool #AL9111 26,447
95,192 4.00%, 9/1/46, Pool #BC2843 92,060
291,036 3.50%, 12/1/46, Pool #BC9077 273,314
356,599 4.50%, 2/1/47, Pool #AL9846 354,755
46,754 3.50%, 2/1/47, Pool #BE5696 43,628
5,086 4.00%, 6/1/47, Pool #BH4269 4,906
26,331 3.00%, 5/1/49, Pool #MA3670 23,452
181,982 1.50%, 12/1/50, Pool #CA8005 141,125
415,297 2.00%, 4/1/51, Pool #MA4305 340,751
243,095 2.50%, 4/1/51, Pool #FM6540 213,591
24,998 2.50%, 4/1/51, Pool #FM7093 21,296
142,273 2.50%, 5/1/51, Pool #MA4326 121,342
59,454 2.50%, 5/1/51, Pool #CB0388 50,933
488,101 3.00%, 6/1/51, Pool #CB0850 436,786
433,146 1.50%, 6/1/51, Pool #MA4354 335,888
9,785 2.00%, 7/1/51, Pool #BT1461 8,096
280,163 2.50%, 7/1/51, Pool #CB0997 242,249
80,353 3.00%, 8/1/51, Pool #FM9973 71,732
42,162 2.50%, 8/1/51, Pool #CB1384 36,455
168,926 2.50%, 9/1/51, Pool #CB1549 145,491
228,611 2.00%, 10/1/51, Pool #CB1799 189,088
302,922 2.00%, 10/1/51, Pool #CB1801 250,636
319,452 2.00%, 11/1/51, Pool #FM9568 264,591
182,106 3.00%, 11/1/51, Pool #CB2164 162,898
688,373 2.50%, 11/1/51, Pool #FM9501 592,844
135,702 3.00%, 11/1/51, Pool #FM9632 121,472
200,765 2.00%, 11/1/51, Pool #FM9539 166,111
172,751 3.00%, 11/1/51, Pool #FM9633 153,897
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 133,004 2.00%, 12/1/51, Pool #CB2347 $ 110,162
92,210 3.00%, 12/1/51, Pool #FM9777 81,890
1,040,913 2.50%, 12/1/51, Pool #FM9865 896,476
57,825 3.00%, 12/1/51, Pool #CB2420 51,727
87,926 2.00%, 12/1/51, Pool #CB2348 72,749
122,288 2.50%, 12/1/51, Pool #CB2376 105,735
131,349 2.00%, 12/1/51, Pool #CB2350 108,231
488,373 2.00%, 12/1/51, Pool #CB2349 404,066
172,164 2.50%, 12/1/51, Pool #CB2320 148,276
87,576 3.00%, 12/1/51, Pool #BT9503 78,102
804,248 2.00%, 1/1/52, Pool #FS0286 665,405
347,951 2.00%, 1/1/52, Pool #FS0288 285,699
858,766 2.00%, 2/1/52, Pool #CB2842 708,106
218,596 3.00%, 2/1/52, Pool #FS0631 195,537
140,774 3.00%, 2/1/52, Pool #CB2886 125,491
47,865 3.50%, 3/1/52, Pool #CB3128 44,199
45,893 4.00%, 4/1/52, Pool #FS1647 43,839
187,943 5.50%, 10/1/52, Pool #CB4843 189,795
90,379 5.00%, 11/1/52, Pool #FS3248 90,177
47,423 5.00%, 11/1/52, Pool #FS3295 47,190
186,954 5.00%, 11/1/52, Pool #CB5128 188,390
95,973 6.00%, 6/1/53, Pool #CB6538 99,020
45,703 5.50%, 6/1/53, Pool #CB6642 46,458
96,021 5.50%, 6/1/53, Pool #CB6527 97,672
290,243 5.50%, 7/1/53, Pool #CB6673 295,136
149,598 5.50%, 8/1/53, Pool #CB6911 152,090
151,728 6.50%, 9/1/53, Pool #CB7134 157,644
375,000 2.00%, 1/25/54, TBA 306,270
800,000 6.50%, 1/25/54, TBA 819,531
175,000 2.50%, 1/25/54, TBA 148,853
50,000 3.50%, 1/25/54, TBA 45,875
200,000 3.00%, 1/25/54, TBA 176,859
150,000 2.00%, 2/25/54, TBA 122,859
50,000 3.50%, 2/25/54, TBA 45,961
17,411,840
Federal Home Loan Mortgage Corporation (6.7%):
16,855 2.50%, 6/1/31, Pool #G18604 15,858
29,720 2.50%, 7/1/31, Pool #V61246 27,629
48,911 2.50%, 8/1/31, Pool #V61273 45,364
180,954 3.50%, 3/1/32, Pool #C91403 175,808
555,690 3.50%, 7/1/32, Pool #C91467 540,481
4,834 2.50%, 8/1/32, Pool #G18654 4,520
5,141 2.50%, 11/1/32, Pool #G18665 4,807
157,118 2.50%, 12/1/32, Pool #G18669 145,291
24,033 2.50%, 3/1/33, Pool #G18680 22,362
9,695 2.50%, 4/1/33, Pool #G18683 9,021
56,306 3.00%, 4/1/33, Pool #G18684 53,639
4,950 2.50%, 5/1/33, Pool #G18687 4,606
105,893 2.50%, 7/1/33, Pool #G16661 98,236
22,426 3.00%, 4/1/34, Pool #G16829 21,722
209,362 3.50%, 10/1/34, Pool #C91793 204,172
417,239 4.00%, 5/1/37, Pool #C91938 412,483
17,148 3.50%, 4/1/40, Pool #V81744 16,061
35,837 3.50%, 5/1/40, Pool #V81750 33,567
37,409 3.50%, 6/1/40, Pool #V81792 35,039
22,590 3.50%, 8/1/40, Pool #V81886 21,157
15,279 3.50%, 9/1/40, Pool #V81958 14,311
24,469 4.50%, 1/1/41, Pool #A96051 24,611
135,807 2.00%, 3/1/41, Pool #SC0136 120,271

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
December 31, 2023
20
See accompanying notes to the financial statements.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 23,650 4.50%, 3/1/41, Pool #A97673 $ 23,646
37,589 4.50%, 4/1/41, Pool #A97942 37,582
19,199 2.00%, 4/1/41, Pool #RB5108 16,461
130,544 5.00%, 6/1/41, Pool #G06596 135,142
19,920 2.00%, 7/1/41, Pool #RB5118 17,560
20,857 2.00%, 10/1/41, Pool #RB5131 17,751
470,067 4.50%, 1/1/42, Pool #G60517 476,650
67,217 3.00%, 12/1/42, Pool #C04320 60,895
21,797 4.00%, 5/1/43, Pool #Q18481 21,154
21,926 4.00%, 7/1/43, Pool #Q19597 21,279
22,199 4.00%, 10/1/43, Pool #Q22499 21,544
79,989 3.50%, 1/1/44, Pool #G60271 76,399
157,764 3.50%, 1/1/44, Pool #G07922 148,030
22,892 4.00%, 1/1/44, Pool #V80950 22,103
88,859 4.00%, 1/1/45, Pool #Q30720 85,996
80,661 4.00%, 2/1/45, Pool #G07949 80,599
25,565 3.50%, 3/1/45, Pool #Q31974 24,235
18,525 3.50%, 3/1/45, Pool #Q32328 17,562
38,752 3.50%, 3/1/45, Pool #Q32008 36,737
97,360 3.50%, 5/1/45, Pool #Q33547 89,950
13,385 3.00%, 5/1/45, Pool #Q33468 12,415
19,344 3.50%, 6/1/45, Pool #Q33791 17,872
125,877 3.50%, 6/1/45, Pool #Q34164 116,297
106,877 3.00%, 6/1/45, Pool #Q34156 99,133
9,363 3.00%, 7/1/45, Pool #Q34979 8,535
28,724 3.00%, 7/1/45, Pool #Q34759 26,432
45,392 4.00%, 8/1/45, Pool #Q35845 44,502
7,333 4.00%, 9/1/45, Pool #Q37853 7,130
4,063 4.00%, 11/1/45, Pool #Q38812 3,889
148,942 3.50%, 11/1/45, Pool #Q37467 141,196
1,630 4.00%, 2/1/46, Pool #Q38879 1,553
11,243 4.00%, 2/1/46, Pool #Q38783 10,835
8,291 4.00%, 2/1/46, Pool #Q38782 8,144
24,194 4.00%, 4/1/46, Pool #V82292 23,735
5,806 4.00%, 4/1/46, Pool #Q39975 5,703
56,434 3.50%, 5/1/46, Pool #G60603 53,081
169,092 3.50%, 5/1/46, Pool #G60553 159,530
48,274 3.50%, 5/1/46, Pool #Q40647 45,287
154,049 3.50%, 9/1/46, Pool #Q43257 144,900
7,773 4.00%, 9/1/47, Pool #Q50433 7,596
14,283 4.00%, 10/1/47, Pool #Q51189 13,959
10,389 4.00%, 2/1/48, Pool #Q54192 10,044
107,506 4.00%, 5/1/48, Pool #Q55992 103,930
339,851 4.00%, 6/1/48, Pool #G67713 331,182
42,509 4.00%, 7/1/48, Pool #Q59935 41,754
265,983 2.50%, 8/1/50, Pool #SD0430 229,644
323,132 2.50%, 10/1/50, Pool #SD7525 280,398
469,233 2.50%, 11/1/50, Pool #SD7530 405,861
37,002 2.50%, 2/1/51, Pool #SD7535 32,108
31,498 2.50%, 2/1/51, Pool #RA4575 26,835
25,023 2.50%, 3/1/51, Pool #RA4749 21,437
339,782 1.50%, 4/1/51, Pool #QC0798 262,986
585,296 3.00%, 5/1/51, Pool #QC1881 522,860
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 122,838 2.00%, 5/1/51, Pool #SD7541 $ 101,748
12,232 2.00%, 7/1/51, Pool #QC4163 10,121
131,584 3.00%, 9/1/51, Pool #QC7496 117,349
297,422 2.00%, 10/1/51, Pool #RA6076 245,434
173,880 2.00%, 11/1/51, Pool #RA6302 142,821
439,358 2.00%, 11/1/51, Pool #RA6241 362,573
178,271 2.00%, 12/1/51, Pool #RA6510 147,499
1,044,010 2.50%, 12/1/51, Pool #RA6435 895,715
309,579 2.50%, 1/1/52, Pool #RA6622 265,695
268,864 2.00%, 2/1/52, Pool #RA6823 221,613
534,471 2.00%, 2/1/52, Pool #RA6820 440,721
589,599 3.00%, 3/1/52, Pool #RA6988 521,302
211,963 3.50%, 3/1/52, Pool #RA6949 195,721
142,015 3.00%, 3/1/52, Pool #SD2219 126,595
222,411 3.50%, 3/1/52, Pool #RA6950 204,865
88,428 5.50%, 9/1/52, Pool #SD1579 89,370
45,024 4.00%, 10/1/52, Pool #SD1772 43,070
95,096 5.00%, 11/1/52, Pool #SD1862 95,098
10,930,364
Total U.S. Government Agency Mortgages (Cost $38,568,766) 35,617,020
U.S. Treasury Obligations (27.4%):
U.S. Treasury Bonds (13.1%):
3,103,000 1.75%, 8/15/41 2,165,312
7,836,000 2.00%, 8/15/51 5,139,926
5,300,000 3.63%, 2/15/53 4,914,922
700,000 3.63%, 5/15/53 650,016
8,364,000 4.13%, 8/15/53 8,492,074
21,362,250
U.S. Treasury Notes (14.3%):
2,700,000 4.88%, 10/31/28 2,820,656
1,800,000 4.38%, 11/30/28 1,843,875
1,760,000 3.63%, 3/31/30 1,735,250
1,700,000 4.38%, 11/30/30 1,751,266
10,800,000 3.50%, 2/15/33 10,494,562
4,700,000 3.38%, 5/15/33 4,520,078
23,165,687
Total U.S. Treasury Obligations (Cost $48,017,706) 44,527,937
Shares
Unaffiliated Investment Companies (2.1%):
Money Markets (2.1%):
1,311,629 BlackRock Liquidity FedFund, Institutional Class,
4.85%(e) 1,311,629
2,163,677 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 5.25%(e) 2,163,677
Total Unaffiliated Investment Companies (Cost $3,475,306) 3,475,306
Total Investment Securities
(Cost $179,274,056) — 102.5%(f) 166,874,882
Net other assets (liabilities) — (2.5)% (4,062,117)
Net Assets — 100.0% $ 162,812,765
CVR—Contingency Valued Rights
H15T1Y—1 Year Treasury Constant Maturity Rate
H15T5Y—5 Year Treasury Constant Maturity Rate
LIBOR—London Interbank Offered Rate

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
December 31, 2023
21
See accompanying notes to the financial statements.
The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total value of investments as of December 31, 2023 :
SOFR—Secured Overnight Financing Rate
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
TBA—To Be Announced Security
US0003M—3 Month US Dollar LIBOR
USISDA05—5 Year ICE Swap Rate
* Non-income producing security.
† Represents less than 0.05%.
^ This security or a partial position of this security was on loan as of December 31, 2023. The total value of securities on loan as of December 31, 2023 was $1,262,180.
(a) Security was valued using significant unobservable inputs as of December 31, 2023.
(b) Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors.
(c) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at December
31, 2023.
(d) Defaulted bond.
(e) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2023.
(f) The rate represents the effective yield at December 31, 2023.
(g) See Federal Tax Information listed in the Notes to the Financial Statements.
Amounts shown as “—“ are either $0 or round to less than $1.
Percentages indicated are based on net assets as of December 31, 2023 .
Country Percentage
Australia 0.2%
Bermuda 0.2%
Canada 0.7%
Cayman Islands 6.3%
Dominican Republic 0.4%
Finland —%
†
France 0.4%
Germany 0.4%
Hong Kong 0.1%
Ireland 0.5%
Italy 0.5%
Jersey 0.2%
Liberia 0.1%
Luxembourg 0.5%
Macau —%
†
Marshall Island —%
†
Mauritius —%
†
Mexico 1.1%
Netherlands 0.1%
Panama 0.1%
Qatar 0.1%
Saudi Arabia 0.1%
Spain —%
†
Switzerland 0.5%
United Arab Emirates 0.1%
United Kingdom 0.7%
United States 86.7%
100.0%
† Represents less than 0.05%.

AZL Fidelity Institutional Asset Management Total Bond Fund
22
See accompanying notes to the financial statements.
Statement of Assets and Liabilities
December 31, 2023
Statement of Operations
For the Year Ended December 31, 2023
Assets:
Investment securities, at cost $ 179,274,056
Investment securities, at value(a) $ 166,874,882
Interest and dividends receivable 1,661,832
Receivable for capital shares issued 95
Receivable for investments sold 107,791
Receivable for TBA investments sold 167,035
Receivable from Manager 1,364
Prepaid expenses 691
Total Assets 168,813,690
Liabilities:
Cash overdraft 2,052
Payable for TBA investments purchased 4,546,759
Payable for capital shares redeemed 21,628
Payable for collateral received on loaned securities 1,311,629
Management fees payable 68,179
Administration fees payable 13,014
Distribution fees payable 30,590
Custodian fees payable 905
Administrative and compliance services fees payable 183
Transfer agent fees payable 1,277
Trustee fees payable 761
Other accrued liabilities 3,948
Total Liabilities 6,000,925
Commitments and contingent liabilities^
Net Assets
$ 162,812,765
Net Assets Consist of:
Paid in capital $ 210,105,695
Total distributable earnings (47,292,930)
Net Assets
$ 162,812,765
Class 1
Net Assets $ 16,650,731
Shares of beneficial interest (unlimited number of shares authorized, no par value) 2,001,750
Net Asset Value (offering and redemption price per share) $ 8.32
Class 2
Net Assets $ 146,162,034
Shares of beneficial interest (unlimited number of shares authorized, no par value) 16,845,109
Net Asset Value (offering and redemption price per share) $ 8.68
(a) Includes securities on loan of $1,262,180.
^ See Note 3 in Notes to the Financial Statements.
Investment Income:
Interest $ 8,953,114
Dividends 436,182
Income from securities lending 33,392
Total Investment Income 9,422,688
Expenses:
Management fees 985,863
Administration fees 143,788
Distribution fees - Class 2 452,678
Custodian fees 13,279
Administrative and compliance services fees 3,350
Transfer agent fees 13,973
Trustee fees 10,448
Professional fees 9,084
Shareholder reports 5,463
Other expenses 6,248
Total expenses before reductions 1,644,174
Less Management fees contractually waived (19,535)
Net expenses 1,624,639
Net Investment Income/(Loss)
7,798,049
Net realized and Change in net unrealized gains/losses on
investments:
Net realized gains/(losses) on securities (32,607,027)
Net realized gains/(losses) on securities sold short (50,064)
Change in net unrealized appreciation/depreciation on securities 36,869,668
Change in net unrealized appreciation/depreciation on securities sold short (1,512)
Net realized and Change in net unrealized gains/losses on
investments
4,211,065
Change in Net Assets Resulting From Operations
$ 12,009,114

AZL Fidelity Institutional Asset Management Total Bond Fund
23
See accompanying notes to the financial statements.
Statements of Changes in Net Assets
univ
For the
Year Ended
December 31, 2023
For the
Year Ended
December 31, 2022
Change In Net Assets:
Operations:
Net investment income/(loss) $ 7,798,049 $ 9,937,255
Net realized gains/(losses) on investments (32,657,091) (10,020,985)
Change in unrealized appreciation/depreciation on investments 36,868,156 (57,358,543)
Change in net assets resulting from operations 12,009,114 (57,442,273)
Distributions to Shareholders:
Class 1 (1,047,912) (974,029)
Class 2 (8,890,181) (17,125,298)
Change in net assets resulting from distributions to shareholders (9,938,093) (18,099,327)
Capital Transactions:
Class 1
Proceeds from shares issued 1,976,035 253,242
Proceeds from dividends reinvested 1,047,912 974,029
Value of shares redeemed (2,978,514) (2,198,278)
Total Class 1 Shares 45,433 (971,007)
Class 2
Proceeds from shares issued 14,126,816 5,486,206
Proceeds from shares issued in merger 22,585,126 —
Proceeds from dividends reinvested 8,890,181 17,125,298
Value of shares redeemed (220,689,653) (56,817,482)
Total Class 2 Shares (175,087,530) (34,205,978)
Change in net assets resulting from capital transactions (175,042,097) (35,176,985)
Change in net assets (172,971,076) (110,718,585)
Net Assets:
Beginning of period 335,783,841 446,502,426
End of period $ 162,812,765 $ 335,783,841
Share Transactions:
Class 1
Shares issued 242,932 27,965
Dividends reinvested 136,803 118,064
Shares redeemed (350,932) (238,277)
Total Class 1 Shares 28,803 (92,248)
Class 2
Shares issued 1,594,948 589,079
Shares issued in merger 2,540,209 —
Dividends reinvested 1,111,273 2,002,959
Shares redeemed (25,131,475) (5,969,228)
Total Class 2 Shares (19,885,045) (3,377,190)
Change in shares (19,856,242) (3,469,438)
Amounts shown as “—” are either $0 or round to less than $1.

AZL Fidelity Institutional Asset Management Total Bond Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)
24
See accompanying notes to the financial statements.
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Year Ended
December 31,
2020
Year Ended
December 31,
2019
Class 1
Net Asset Value, Beginning of Period
$ 8.39  $ 10.27  $ 10.73  $ 10.20  $ 9.54
Investment Activities:
Net Investment Income/(Loss)(a) 0.36  0.27  0.23  0.29  0.32
Net Realized and Unrealized Gains/(Losses) on Investments 0.17  (1.64) (0.17) 0.63  0.69
Total from Investment Activities 0.53  (1.37) 0.06  0.92  1.01
Distributions to Shareholders From:
Net Investment Income (0.60) (0.27) (0.31) (0.39) (0.35)
Net Realized Gains —  (0.24) (0.21) —  —
Total Dividends (0.60) (0.51) (0.52) (0.39) (0.35)
Net Asset Value, End of Period
$ 8.32  $ 8.39  $ 10.27  $ 10.73  $ 10.20
Total Return (b)
6.92% (13.20)% 0.59% 9.12% 10.57%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $ 16,651  $ 16,553  $ 21,203  $ 22,495  $ 22,823
Net Investment Income/(Loss) 4.26% 2.89% 2.21% 2.78% 3.17%
Expenses Before Reductions(c) 0.61% 0.56% 0.57% 0.58% 0.57%
Expenses Net of Reductions 0.60% 0.56% 0.57% 0.58% 0.57%
Portfolio Turnover Rate(d) 83% 24% 76% 71% 68%
Class 2
Net Asset Value, Beginning of Period
$ 8.69  $ 10.60  $ 11.06  $ 10.50  $ 9.81
Investment Activities:
Net Investment Income/(Loss)(a) 0.34  0.25  0.21  0.27  0.30
Net Realized and Unrealized Gains/(Losses) on Investments 0.19  (1.68) (0.18) 0.65  0.71
Total from Investment Activities 0.53  (1.43) 0.03  0.92  1.01
Distributions to Shareholders From:
Net Investment Income (0.54) (0.24) (0.28) (0.36) (0.32)
Net Realized Gains —  (0.24) (0.21) —  —
Total Dividends (0.54) (0.48) (0.49) (0.36) (0.32)
Net Asset Value, End of Period
$ 8.68  $ 8.69  $ 10.60  $ 11.06  $ 10.50
Total Return (b)
6.68% (13.37)% 0.31% 8.84% 10.28%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $ 146,162  $ 319,231  $ 425,299  $ 436,803  $ 470,864
Net Investment Income/(Loss) 3.93% 2.64% 1.96% 2.53% 2.92%
Expenses Before Reductions(c) 0.85% 0.81% 0.82% 0.83% 0.82%
Expenses Net of Reductions 0.84% 0.81% 0.82% 0.83% 0.82%
Portfolio Turnover Rate(d) 83% 24% 76% 71% 68%
(a) Calculated using the average shares method.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges.  If these charges were included, the returns would have been lower.
(c) Excludes fee reductions.  If such fee reductions had not occurred, the ratios would have been as indicated.
(d) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

AZL Fidelity Institutional Asset Management Total Bond Fund
Notes to the Financial Statements
December 31, 2023
25
1. Organization
The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services— Investment
Companies.” The Trust consists of 16 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Fidelity
Institutional Asset Management Total Bond Fund (the “Fund”), and 15 are presented in separate reports. The Fund is a diversified series of the Trust.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance
Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
2.  Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-
dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Real Estate Investment Trusts
The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.
Securities Purchased on a When-Issued Basis
The Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve risk that the yield obtained in the transaction will be less than that available in the market when the delivery takes place. The Fund will not pay for such securities or start earning interest on them until they are received. When the Fund agrees to purchase securities on a when-issued basis, the Fund will segregate or designate cash or liquid assets equal to the amount of the commitment. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. The Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.
Short Sales
The Fund may engage in short sales against the box (i.e., where the Fund owns or has an unconditional right to acquire at no additional cost a security substantially similar to the security sold short) for hedging purposes to limit exposure to a possible market decline in the value of its portfolio securities. In a short sale, the Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Fund may also incur an interest expense if a security that has been sold short has an interest payment. When the Fund engages in a short sale, the Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating

AZL Fidelity Institutional Asset Management Total Bond Fund
Notes to the Financial Statements
December 31, 2023
26
loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.
Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance
Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment
Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Class Allocation
The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of the Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred. All share classes have equal voting rights, except that voting with respect to matters that affect a single class is limited to shares of that class.
Bank Loans
The Fund may invest in bank loans, which generally have interest rates which are reset periodically by reference to a base lending rate plus a premium as shown in the Schedule of
Portfolio Investments. Bank loans often require prepayments from excess cash flows or allow the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the anticipated or actual maturity may be considerably earlier than the stated maturity shown in the Schedule of Portfolio Investments. All or a portion of any bank loans may be unfunded. The Fund reflects both the funded portion of a bank loan, as well as its unfunded commitment in the Schedule of Portfolio Investments.
The portfolio is obligated to fund any commitments at the borrower’s discretion. Therefore, the portfolio must have funds sufficient to cover its contractual obligation.
Securities Lending
To generate additional income, the Fund may lend up to 33 1⁄3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash,
U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities).
The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The
Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned.
There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at December 31, 2023 are presented on the Fund’s Schedule of Portfolio Investments.
Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent
9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $3,301 during the year ended December 31, 2023. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $1,311,629 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of December 31, 2023. At December 31, 2023, there were no master netting provisions in the securities lending agreement.
TBA Purchase and Sale Commitments
The Fund may enter into to-be-announced (TBA) purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted
“good delivery” standards. The Fund may enter into TBA purchase transactions with the intention of taking possession of the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBAs to gain interim exposure to underlying securities. Until settlement, the Fund maintains liquid assets sufficient to settle its TBA commitments.
To mitigate counterparty risk, the Fund has entered into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any time, the Fund’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated TBAs in excess of unrealized loss on depreciated TBAs and collateral held, if any, by such counterparty. As of December 31, 2023, no collateral had been posted by the Fund to counterparties for TBAs.

AZL Fidelity Institutional Asset Management Total Bond Fund
Notes to the Financial Statements
December 31, 2023
27
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the year ended December 31, 2023, the Fund did not engage in any Rule 17a-7 transactions.
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. Pursuant to a subadvisory agreement with FIAM LLC (“FIAM” or the “Subadviser”), FIAM provides investment advisory services for and makes investment decisions on behalf of the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Management fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2025.
For the year ended December 31, 2023, the annual rate due to the Manager and the annual expense limit were as follows:
* The annual rate due to the Manager is 0.50% of the first $2.5 billion of the Fund’s average daily net assets, 0.40% of the next $15 billion of the Fund’s average daily net assets, and 0.37% on the Fund’s average daily net assets over $17.5 billion. The Manager waived, prior to any application of expense limit, the management fee to 0.49% on all assets in order to maintain a more competitive expense ratio. The annual rate due to the Subadviser from the Manager is 0.25% of the first $100 million of the Fund’s average daily net assets,
0.18% of the next $400 million of the Fund’s average daily net assets and 0.13% of the Fund’s average daily net assets over $500 million. The Manager reserves the right to increase the management fee to the amount shown in the table above (i.e., discontinue he waiver) at any time after April 30, 2025.
Any amounts contractually waived or remitted to the Fund by the Manager with respect to the annual expense limit in a particular fiscal year may be reimbursed by the Fund to the
Manager, provided that such reimbursement will not cause the Fund to exceed the lesser of any applicable expense limit in effect (i) at the time of the original waiver or payment and (ii) at the time of such reimbursement, as supported by standard accounting practices. Such reimbursement only applies to amounts waived or paid by the Manager within the three years prior to the date of such reimbursement, calculated monthly from when the waiver or payment was recorded. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At December 31, 2023, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations, as applicable.
Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and
compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of combined average daily net assets of the Funds on the first $4 billion, 0.04% of combined average daily net assets of the Funds on the next
$2 billion, 0.02% of combined average daily net assets of the Funds on the next $2 billion and 0.01% of combined average daily net assets of the Funds over $8 billion. The overall
Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any
Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY
Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the average daily net assets attributable to Class 2 shares, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Annual Rate* Annual Expense Limit
AZL Fidelity Institutional Asset Management Total Bond Fund, Class 1 0.50% 0.70%
AZL Fidelity Institutional Asset Management Total Bond Fund, Class 2 0.50% 0.95%

AZL Fidelity Institutional Asset Management Total Bond Fund
Notes to the Financial Statements
December 31, 2023
28
Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Security prices are determined pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange
(“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used. Securities listed on
NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level
1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.
Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source in accordance with valuation procedures approved by the Board. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.
Other assets and securities for which market quotations have become unreliable or are not readily available as defined in Rule 2a-5 under the 1940 Act are valued in accordance with valuation procedures approved by the Board. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as
Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.
In accordance with valuation procedures approved by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. These procedures include the Fund’s use of a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.
The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.
The following is a summary of the valuation inputs used as of December 31, 2023 in valuing the Fund’s investments based upon the three levels defined above:
Investment Securities: Level 1 Level 2 Level 3 Total
Common Stocks
+
$ 46,964 $ — $ 479,040 $ 526,004
Warrant 1,841 — — 1,841
Asset Backed Securities — 3,600,718 — 3,600,718
Collateralized Mortgage Obligations — 17,951,352 — 17,951,352
Convertible Bonds — 82,555 — 82,555
Bank Loans — 577,918 — 577,918
Corporate Bonds
+
— 48,576,394 —
#
48,576,394
Yankee Debt Obligations
+
— 11,937,837 —
#
11,937,837
U.S. Government Agency Mortgages — 35,617,020 — 35,617,020
U.S. Treasury Obligations — 44,527,937 — 44,527,937
Unaffiliated Investment Companies 3,475,306 — — 3,475,306
Total Investment Securities $3,524,111 $162,871,731 $479,040 $166,874,882
+
For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.
#
Represents the interest in securities that were determined to have a value of zero at December 31, 2023.

AZL Fidelity Institutional Asset Management Total Bond Fund
Notes to the Financial Statements
December 31, 2023
29
5. Security Purchases and Sales
For the year ended December 31, 2023 cost of purchases and proceeds from sales of securities (excluding fund merger transactions and securities maturing less than one year from acquisition) were as follows:
For the year ended December 31, 2023 purchases and sales of long-term U.S. government securities were as follows:
6. Restricted Securities
A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of
1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act.
Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of December 31, 2023 are identified below.
7. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Bank Loan Risk : There are a number of risks associated with an investment in bank loans including credit risk, interest rate risk, liquidity risk and prepayment risk. Lack of an active trading market, restrictions on resale, irregular trading activity, wide bid/ask spreads and extended trade settlement periods may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. The risk of holding bank loans is also directly tied to the risk of insolvency or bankruptcy of the issuing banks. These risks could cause the Fund to lose income or principal on a particular investment, which in turn could affect the Fund’s returns. The value of bank loans can be affected by and sensitive to changes in government regulation and to economic downturns in the United States and abroad. Bank loans generally are floating rate loans, which are subject to interest rate risk as the interest paid on the floating rate loans adjusts periodically based on changes in widely accepted reference rates.
Foreign Securities Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell the securities of such companies.
Interest Rate Risk: Debt securities held by the Fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.
Market Risk : The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to a particular company, such as real or perceived adverse economic conditions, inflation, recessions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.
Mortgage-Related and Other Asset-Backed Securities Risk: The Fund may invest in a variety of mortgage-related and other asset-backed securities, which are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, investments in mortgage-related securities may cause the Fund to exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to call risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. If the Fund purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the Fund may receive payments only after the pool’s obligations to other investors have been satisfied.
An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund as
Purchases Sales
AZL Fidelity Institutional Asset Management Total Bond Fund $162,023,872 $327,039,766
Purchases Sales
AZL Fidelity Institutional Asset Management Total Bond Fund $152,024,232 $191,174,428
Security
Acquisition
Date (a)
Acquisition
Cost
Shares or
Principal
Amount
Fair
Value
Percentage of Net
Assets
Mesquite Energy, Inc
.
, 7.25%
,
2/15/23
10/30/18 $ 376,933 408,000 $ – 0.00%
Party City Holdings, Inc. , 8.75%
,
2/15/26
2/19/21 30,000 30,000 3,219 0.00%
(a) Acquisition date represents the initial purchase date of the security.

AZL Fidelity Institutional Asset Management Total Bond Fund
Notes to the Financial Statements
December 31, 2023
30
a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. An unexpectedly high or low rate of prepayments on a pool’s underlying mortgages may have a similar effect on subordinated securities. A mortgage pool may issue securities subject to various levels of subordination. The risk of non-
payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.
Short Sale Risk: The Fund may engage in short sales, which are transactions in which the Fund sells securities borrowed from others with the expectation that the price of the security will fall before the Fund must purchase the security to return it to the lender. The Fund may make short sales of securities, either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that the Fund does not own declines in value. Because making short sales in securities that it does not own exposes the
Fund to the risks associated with those securities, such short sales involve speculative exposure risk. The Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the security sold short. The Fund will realize a gain if the security declines in price between those dates. As a result, if the Fund makes short sales in securities that increase in value, it will likely underperform similar funds that do not make short sales in securities they do not own. There can be no assurance that the Fund will be able to close out a short sale position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold. The Fund may also pay transaction costs and borrowing fees in connection with short sales.
8. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2023 is $179,334,426. The gross unrealized appreciation/
(depreciation) on a tax basis is as follows:
As of the end of its tax year ended December 31, 2023, the Fund had capital loss carry forwards (“CLCFs”) as summarized in the table below. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset.
CLCFS not subject to expiration:
The tax character of dividends paid to shareholders during the year ended December 31, 2023 was as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2022 was as follows:
Unrealized appreciation $1,632,048
Unrealized (depreciation) (14,091,592)
Net unrealized appreciation/(depreciation) $(12,459,544)
Short-Term
Amount
Long-Term
Amount Total
AZL Fidelity Institutional Asset Management Total Bond Fund $ 9,007,242 $ 33,624,188 $ 42,631,430
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL Fidelity Institutional Asset Management Total Bond Fund $9,938,093 $— $9,938,093
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL Fidelity Institutional Asset Management Total Bond Fund $9,225,806 $8,873,521 $18,099,327
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

AZL Fidelity Institutional Asset Management Total Bond Fund
Notes to the Financial Statements
December 31, 2023
31
At December 31, 2023, the components of accumulated earnings on a tax basis were as follows:
9. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the
1940 Act. As of December 31, 2023 the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 85% of the Fund.
Investment activities of this shareholder could have a material impact to the Fund.
10. Acquisition of Funds
Effective as of the close of business March 10, 2023, the Fund acquired all the assets and liabilities of the AZL Metwest Total Return Bond Fund (“Metwest Total Return Bond Fund”),
an open-end management investment company, pursuant to a plan of reorganization approved by the Board on December 13, 2022 (the “Plan”). The acquisition was accomplished by a taxable exchange of 2,756,614 shares of the Metwest Total Return Bond Fund outstanding as of close of business March 10, 2023, valued at $22,585,126 for 2,540,209 Class 2 shares of the Fund.
At the close of business March 10, 2023, the Metwest Total Return Bond Fund’s investment holdings had a fair value of $23,604,604 and identified cost of $23,953,216. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value, including the cost basis of investments received. All fees and expenses incurred by the Metwest Total Return Bond Fund and the Fund directly in connection with the Plan were borne by the Manager. There are no material differences in accounting policies of the
Metwest Total Return Bond Fund as compared to those of the Fund.
Assuming the acquisition had been completed on January 1, 2023, the beginning of the annual reporting period of the Fund, the Fund’s pro forma results of operations for the year ended December 31, 2023, are as follows:
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Metwest Total Return Bond Fund that have been included in the Fund’s Statement of Operations subsequent to March 10, 2023. The Fund did not purchase or sell securities following the acquisition for purposes of realigning its investment portfolio. Accordingly, the acquisition of the Metwest Total Return Bond Fund did not affect the Fund’s portfolio turnover ratio for the year ended December 31, 2023.
11. Recent Regulatory Pronouncements
Effective January 24, 2023, the SEC adopted rule and form amendments that require open-end management investment companies to transmit concise and visually engaging annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a tailored shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24,
2024. Accordingly, the rule and form amendments will not impact the Fund until the 2024 semi-annual shareholder report and will have no effect on the Fund’s accounting policies or financial statements.
12. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
Depreciation(a)
Total
Accumulated
Earnings/ (Deficit)
AZL Fidelity Institutional Asset Management Total Bond Fund $7,798,044 $— $(42,631,430) $(12,459,544) $(47,292,930)
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales .
Net investment income/(loss) $9,192,364
Net realized/unrealized gains/(losses) 3,106,394
Change in net assets resulting from operations $12,298,758

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
32
To the Board of Trustees of Allianz Variable Insurance Products Trust and Shareholders of
AZL Fidelity Institutional Asset Management Total Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of AZL Fidelity Institutional Asset Management Total Bond
Fund (one of the funds constituting Allianz Variable Insurance Products Trust, referred to hereafter as the "Fund") as of December 31, 2023, the related statement of operations for the year ended December 31, 2023, the statements of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2023 and the financial highlights for each of the five years in the period ended December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
New York, New York
February 22, 2024
We have served as the auditor of one or more investment companies in the Allianz Variable Insurance Products complex since 2018.

33
Other Federal Income Tax Information (Unaudited)
For the year ended December 31, 2023, 0.04% of the total ordinary income dividends paid by the Fund qualify for the corporate dividends received deductions available to corporate shareholders.

34
Other Information (Unaudited)
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov .
The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov, or may be obtained by calling 800-624-0197.

35
Approval of Investment Advisory and Subadvisory Agreements (Unaudited)
Subject to the general supervision of the Board of Trustees (the “Board”) and in accordance with the investment objectives and restrictions of each separate series (together, the
“Funds”) of the Allianz Variable Insurance Products Trust (the “Trust”), investment advisory services are provided to the Funds by Allianz Investment Management LLC (the “Manager”).
As used in this section, “Fund” refers to any of the Funds other than the AZL Moderate Index Strategy Fund. The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board, is responsible for the management of each Fund. For management services, each Fund pays the Manager an investment advisory fee based upon the Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing the Fund if and when total Fund operating expenses exceed certain amounts until at least April 30, 2025 (the “Expense Limitation Agreement”).
Each Fund is a manager-of-managers fund. That means that the Manager is responsible for monitoring the various Subadvisers that have day-to-day responsibility for the investment decisions made for each Fund. The Manager also is responsible for determining, in the first instance, which investment advisers to consider recommending for selection as a
Subadviser.
In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America (“Allianz Life”) and its subsidiary, Allianz Life Insurance Company of New York (“Allianz of New York”). Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products, and not in the retail fund market.
The Manager has adopted policies and procedures to assist it in the process of analyzing each potential Subadviser with expertise in particular asset classes for purposes of making the recommendation that a specific investment adviser be selected. The Board reviews and considers the information provided by the Manager in deciding which investment advisers to select as a Subadviser. After an investment adviser becomes a Subadviser, a similarly rigorous process is instituted by the Manager to monitor the investment performance and other responsibilities of the Subadviser. The Manager reports to the Board on its analysis at the regular meetings of the Board, which are held at least quarterly. Where warranted, the Manager will add or remove a particular Subadviser from a “watch” list that it maintains. Watch list criteria include, for example: (a) Fund performance over various time periods;
(b) Fund risk issues, such as changes in key personnel involved with Fund management, changes in investment philosophy or process, or “capacity” concerns; and (c) organizational risk issues, such as regulatory, compliance or legal concerns, or changes in the ownership of the Subadviser. The Manager may place a Fund on the watch list for other reasons, and if so, will explain its rationale to the Board. Funds which are on the watch list are subject to additional scrutiny by the Manager and the Board. Funds may be removed from such watch list, if for example, performance improves or regulatory matters are satisfactorily resolved. However, in some situations where Funds have been on the watch list, the Manager has recommended the retention of a new Subadviser, and the Board has subsequently considered and approved retention of the new Subadviser.
As required by the Investment Company Act of 1940 (the “1940 Act”), the Board has reviewed and approved the Management Agreement with the Manager and the portfolio management agreements (the “Subadvisory Agreements”; and together with the Management Agreement, the “Advisory Contracts”) with the Subadvisers. The Board’s decision to approve these contracts reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of these contracts, the Board considered many factors, among the most material of which are: the Fund’s investment objectives and long-term performance; the Manager’s and Subadvisers’
(collectively, the “Advisory Organizations”) management philosophy, personnel, processes and investment performance, including their compliance history and the adequacy of their compliance processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.
The Board also considered the compensation and benefits received by the Advisory Organizations. This includes fees received for services provided to the Fund by affiliated persons of the Advisory Organizations and research services received by the Advisory Organizations from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Services Agreement and a Compliance Services Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance
Officer; and (2) Allianz Life Financial Services, LLC, an affiliated person of the Manager, is a registered securities broker-dealer and received (along with its affiliated persons) any payments made by the Funds pursuant to Rule 12b1.
The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature, extent and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; the profitability of acting as adviser to the fund; and the extent to which the independent Board members, who are not “interested persons” of a fund as defined by the 1940 Act (“Independent Trustees”), are fully informed about all facts bearing on the adviser’s services and fees. The
Board is aware of these factors and takes them into account in its review of the Advisory Contracts.
Each member of the Board considered and weighed these factors in light of his or her experience in governing the Trust and working with the Advisory Organizations on matters relating to the Funds. The Board is assisted in its deliberations by the advice of independent legal counsel to the Independent Trustees (“Independent Trustee Counsel”). In this regard, the Board requests and receives a significant amount of information about the Funds and the Advisory Organizations. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meetings at which the Board’s formal review of the Advisory Contracts occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of Advisory Contracts is informed by reports covering such matters as: an Advisory Organization’s investment philosophy, personnel, and processes; the Fund’s investment performance (in absolute terms as well as in relationship to its benchmark(s) and certain competitor or “peer group” funds), and comments on the reasons for performance; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to peer group and/or competing funds, with due regard for the Expense Limitation Agreement and additional voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities; the nature, extent and quality of the advisory and other services provided to the Fund by the Advisory Organizations and their affiliates; compliance and audit reports concerning the Funds and the companies that service them; and
relevant developments in the mutual fund industry and how the Funds and/or Advisory Organizations are responding to them.

36
The Board also receives financial information about the Advisory Organizations, including reports on the compensation and benefits the Advisory Organizations derive from their relationships with the Funds. These reports cover not only the fees under the Advisory Contracts, but also the fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or “fall-out” benefits an Advisory Organization may derive from its relationship with the Funds.
In assessing the Advisory Organizations’ performance of their obligations, the Board may also consider whether there has occurred a circumstance or event that would constitute a reason for it to not renew an Advisory Contract. In this regard, the Board is mindful of the potential disruption of a Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew a contract.
The Advisory Contracts were most recently considered at Board meetings held in the summer and fall of 2023. Information relevant to the approval of such Advisory Contracts was considered at Board meetings held June 13 and 20, 2023, and September 19, 2023, as well as in various other meetings preceding those meetings. Accordingly, the Advisory
Contracts were approved by the Board at an in-person meeting on September 19, 2023. At such meeting the Board also approved the Expense Limitation Agreement between the
Manager and the Trust for the period ending April 30, 2025. Additionally, at the meeting held September 19, 2023, the Board considered and approved a recommendation to reduce, through at least April 30, 2025, the management fee of the AZL MSCI Global Equity Index Fund.
In connection with such meetings, the Board requested and evaluated extensive materials from the Advisory Organizations, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third-party provider and other sources believed to be reliable by the Manager and the Trustees. Prior to voting, the Trustees reviewed the proposed approval of the Advisory Contracts with management and with Independent Trustee Counsel and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approval. The Independent Trustees also discussed the proposed approval in private sessions with Independent Trustee Counsel at which no representatives of the Manager or Subadvisers were present. In reaching their determinations relating to the approval of the Advisory Contracts, in respect of each Fund, each member of the Board considered all factors he or she believed relevant. The Board based its decision to approve the Advisory
Contracts on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to every Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.
Shareholder reports must include a discussion of certain factors relating to the selection of investment advisers and the approval of advisory fees. The “factors” enumerated by the
SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:
(1) The nature, extent and quality of services provided by the Manager and Subadvisers . The Trustees noted that the Manager, subject to the oversight of the Board, administers each Fund’s business and other affairs. Under the Management Agreement, the Manager holds the sole and exclusive responsibility to provide, or arrange for others to provide, the management of the Funds’ assets and the placement of orders for the purchase and sale of the securities of the Funds. As each Fund is a manager of managers fund, the Manager is authorized, under the Management Agreement, to retain one or more Subadvisers for each Fund to handle day-to-day management of the Funds’ investment portfolios; the Manager is responsible for determining, in the first instance, which investment advisers to recommend to the Board for selection as a Subadviser. The Board was aware that, notwithstanding the retention of the Subadvisers to handle day-to-day portfolio management, the Manager remains responsible for substantial other matters, including continuously monitoring compliance by each Subadviser with the investment policies and restrictions of the respective Funds, with such other limitations or directions of the Board, and with all legal requirements under federal or state law or regulation. The Manager also is responsible primarily to provide statistical information and other data to the Board regarding the Funds’ portfolio investments and to make available to the Funds’ administrator such information as is necessary for the conduct of its duties.
The Board also noted that the Manager provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any other service providers retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer and certain compliance staff, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.
The Board considered the scope and quality of services provided by the Manager and the Subadvisers and noted that the scope of the services provided has continued to expand as a result of regulatory and other developments. The Board noted that, for example, the Manager and Subadvisers are responsible for maintaining and monitoring their own compliance programs, and these compliance programs are continuously refined and enhanced in light of new regulatory requirements. The Board considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Board members concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Trust and to each of the Funds under the Advisory Contracts.
(2) The investment performance of the Funds, the Manager and the Subadvisers . In connection with every quarterly Board meeting, as well as the summer and fall 2023 contract review process, the Board receives extensive information on the performance results of each of the Funds. This includes performance information on the Funds for the previous quarter, and previous one-, three- and five-year periods, to the extent available. The performance information considered includes information on absolute total return, performance versus the appropriate benchmark(s), and performance versus peer groups as reported by Lipper. For example, in connection with the Board meetings held June 13 and 20, 2023, and
September 19, 2023, the Manager reported that for the one-year period ended December 31, 2022, six Funds were in the top 40%, five were in the middle 20%, and four were in the bottom 40% of their respective Lipper peer groups. For the three-year period ended December 31, 2022, nine Funds were in the top 40%, two were in the middle 20% and four were in the bottom 40% of their respective Lipper peer groups. For the five-year period ended December 31, 2022, seven Funds were in the top 40%, four were in the middle 20%, and four were in the bottom 40% of their respective Lipper peer groups. For Funds which are index funds, the Board each quarter also receives information on the extent, if any, to which such Funds deviate from their particular benchmark index (referred to as “index attribution”).
Two Funds, the AZL Russell 1000 Value Index Fund and the AZL Government Money Market Fund, were in the bottom 40% for all of the one-, three- and five-year periods. The
Board had previously met with the portfolio managers of the AZL Russell 1000 Value Index Fund in December 2021 and met with the portfolio managers of the AZL Government
Money Market Fund in June 2023 to receive and review enhanced reporting on each Fund’s current investment strategy, process and outlook. As a result of these discussions and other discussions with representatives of the Manager, the Board considered the reasons for the underperformance of these Funds, including the headwinds faced by their long-
term investment strategies. The Board understood that such underperformance was not a reflection of the nature, extent or quality of services being provided by the respective
Subadvisers. The Board considered that the AZL Russell 1000 Value Index Fund seeks to track its underlying index and does not take defensive positions under any market conditions, including in periods of market decline. The Board also considered the impact of low short-term interest rates on the performance of the AZL Government Money Market Fund during the periods measured.

37
The Board considered that the AZL Enhanced Bond Index Fund, which was in the bottom 40% of its Lipper peer group for the three- and five-year periods, had shown improved relative performance in more recent periods.
At the Board meeting held September 19, 2023, the Board also received updated performance information for the Funds, including updated Lipper peer group ranking information, for various periods ending June 30, 2023.
Thus, at the Board meeting held September 19, 2023, the Board determined that the overall investment performance of the Funds was acceptable.
(3) The costs of services to be provided and profits to be realized by the Manager and the Subadvisers and their affiliates from their relationship with the Funds . The Manager supplied information to the Board pertaining to the level of investment advisory fees to which the Funds are subject. The Manager has agreed to temporarily limit Fund expenses at certain levels, and information is provided to the Board setting forth “contractual” advisory fees and “actual” fees after taking expense limits and any temporary fee waivers into account.
The Board noted that the subadvisory fees are paid by the Manager to each Subadviser and are not additional fees borne by the Funds. Based upon the information provided, the
“actual” advisory fees payable by the Funds overall are generally comparable to the average level of fees paid by the Funds’ peer groups. For the 15 Funds reviewed by the Board in the summer and fall of 2023, 14 Funds paid “actual” advisory fees in a percentage amount within the 65 th
percentile or lower for each Fund’s applicable category. (A lower percentile reflects lower fund fees and is better for fund shareholders.) The Board recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.
Based upon the information provided, the management fee ranking in 2022 for the 15 Funds was as follows: (1) 14 of the Funds had management fee rankings at or below the 65th percentile (with 11 Funds at or below the 50th percentile); and (2) for the AZL MSCI Global Equity Index Fund, it was determined that there was poor peer group comparability due to there being only one other fund in the category. In addition, the Board also considered that the AZL Enhanced Bond Index Fund ranked at the 65th percentile in the bond index category, but that the Fund’s enhanced bond strategy lacks direct peers.
The Manager has also supplied information to the Board pertaining to total Fund expenses (which include advisory fees, the 25 basis point 12b1 fee paid by the Funds, and other Fund expenses). As noted above, the Manager has agreed to limit Fund expenses at certain levels.
The Manager has committed to providing the Funds with a high quality of service and working to reduce Fund expenses over time.
The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2020 through 2022. The Board recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Board considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Board focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Board recognized that the Manager should earn a reasonable level of profits for the services it provides to each Fund.
The Manager, on behalf of the Board, endeavored to obtain information on the profitability of each Subadviser in connection with its relationship with the Fund or Funds which it subadvised. The Manager was unable to obtain consistent profitability information from some of the Subadvisers that would allow the Board to determine the profits derived from the
Subadviser’s relationship to the Fund or Funds, rather than its overall level of profitability. In considering profitability information, the Board considered the possible effect of any fall-
out benefits to the Subadvisers and their affiliates. The Board considered the difficulty of allocating costs to multiple advisory accounts and products of a large advisory organization.
The Manager assured the Board that the Subadvisory Agreements with the Subadvisers, none of which are affiliated with the Manager, were negotiated on an “arm’s length” basis, which should not result in excessive profits for the Subadvisers.
(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale. The Board noted that the advisory fee schedules for the Funds (other than AZL FIAM Multi-Strategy Fund, AZL FIAM Total Bond Fund, and AZL MSCI Global Equity Index Fund) do not contain breakpoints that reduce the fee rate on assets above specified levels, although certain Subadvisory Agreements have such “breakpoints.” The Board recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. The Board found that there was no uniform methodology for establishing breakpoints that give effect to Fund-specific services provided by the Manager. The Board noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Board noted that the total assets in all of the Funds, as of June
30, 2023, were approximately $14.6 billion, and that no single Fund had assets in excess of approximately $3.0 billion.
The Board noted that the Manager has agreed to temporarily limit Fund expenses under the Expense Limitation Agreement, which has the effect of reducing expenses similar to implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of expense limits and/or advisory fee breakpoints as Fund assets change. The Board receives quarterly reports on the level of Fund assets. The Board expects to continue to consider: (a) the extent to which economies of scale have been realized, and (b) whether the advisory fee should be modified, either in connection with the next renewal of the Advisory Contracts or by modifying the Expense Limitation Agreement, to reflect such economies of scale, if any.
Having taken these factors into account, the Board concluded that the absence of breakpoints in the Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.
In conclusion, after full consideration of the above factors, as well as such other factors as each member of the Board considered instructive in evaluating the Advisory Contracts, the
Board concluded that the advisory fees were reasonable, and that the continuation of the Advisory Contracts was in the best interest of the Funds.

38
Information about the Board of Trustees and Officers (Unaudited)
The Trust is managed by the Trustees in accordance with the laws of the state of Delaware governing business trusts. In addition to serving on the Board of Trustees of the Trust, each Trustee serves on the Board of the Allianz Variable Insurance Products Fund of Funds Trust (“FOF Trust”) and the AIM ETF Products Trust (“ETF Trust”) (collectively, the Trust, the FOF Trust, and ETF Trust are the “AIM Complex”). There are currently six Trustees, one of whom is an “interested person” of the Trust within the meaning of that term under the
1940 Act. The Trustees and Officers of the Trust, their addresses, years of birth, their positions held with the Trust, their terms of office with the Trust and length of time served, their principal occupation(s) during the past five years, the number of portfolios in the Trust they oversee, and their other directorships held during the past five years are as follows:
Independent Trustees
(1)
Name, Address, and Birth Year
Positions
Held with
AIM
Complex
Term of
Office
(2)
/Length
of Time Served
Principal Occupation(s)
During Past 5 Years
Number of
Portfolios
Overseen
for the AIM
Complex
Other
Directorships
Held Outside of
the AIM
Complex
During Past
5 Years
Peggy L. Ettestad (1957)
5701 Golden Hills Drive
Minneapolis, MN 55416
Lead
Independent
Trustee
Since 10/14 (Trustee
since 2/07)
Managing Director, Red Canoe Management Consulting LLC, 2008 to
present
56 None
Tamara Lynn Fagely (1958)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 12/17 Retired; previously, Chief Operations Officer, Hartford Funds, 2012 to
2013
56 Diamond Hill Funds
(10 Funds)
Richard H. Forde (1953)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 12/17 Retired; previously, Member of the Board and Chairman of the Finance and Investment Committee, Connecticut Water Service, Inc., 2013 to
2019
56 Connecticut Water
Service, Inc.
Jack Gee (1959)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 01/22 Retired; previously, Managing Director, BlackRock, Inc., Treasurer and
Chief Financial Officer U.S. iShares, 2004 to 2019
56 TWC ETF Trust (3
Funds);
Esoterica Thematic
Trust (2019 - 2020)
Claire R. Leonardi (1955)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 02/04 Retired; previously, CEO, Health eSense Inc. (a medical device company),
2015 to 2018, and Connecticut Innovations, Inc. (a venture capital firm),
2012 to 2015
56 None

39
Interested Trustee
(3)
(1) Each of the Independent Trustees is a member of the Audit and Operational Risk Oversight Committee.
(2) Indefinite.
(3) Is an “interested person,” as defined by the 1940 Act, due to employment by Allianz Life and the Manager.
Officers
(1) Indefinite.
(2) The Manager and the Trust are parties to a Compliance Services Agreement under which the Manager provides an employee of the Manager or one of its affiliates to act as the
Trust’s Chief Compliance Officer.
The Fund’s Statement of Additional Information (“SAI”) contains additional information about the Trust’s Trustees and Officers. The SAI is available without charge, upon request, by calling toll-free 800-624-0197 or at https://www.allianzlife.com.
Name, Address, and Birth Year
Positions
Held with
AIM
Complex
Term of
Office
(2)
/Length
of Time Served
Principal Occupation(s)
During Past 5 Years
Number of
Portfolios
Overseen
for the AIM
Complex
Other
Directorships
Held Outside of
the AIM
Complex
During Past
5 Years
Brian Muench (1970)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 06/11 President, Allianz Investment Management LLC, 2010 to present; Vice
President, Allianz Life, 2011 to present
56 None
Name, Address, and Birth Year
Positions Held with AIM
Complex
Term of Office
(1)
/
Length of Time
Served Principal Occupation(s) During Past 5 Years
Brian Muench (1970)
5701 Golden Hills Drive
Minneapolis, MN 55416
President Since 11/10 President, Allianz Investment Management LLC, 2010 to present; Vice President,
Allianz Life, 2011 to present
Amanda Farren (1978)
5701 Golden Hills Drive
Minneapolis, MN 55416
Secretary Since 02/24 Chief Legal Officer, Allianz Investment Management LLC; Senior Counsel, Allianz
Life, January 2024 to present; Senior Vice President and Director, The Bank of
New York Mellon, 2023; Vice President and Director, The Bank of New York
Mellon, 2015 -2023
Bashir C. Asad (1963)
Citi Fund Services Ohio, Inc.
4400 Easton Commons, Suite 200
Columbus, OH 43219
Treasurer, Principal Accounting
Officer and Principal Financial Officer
Since 06/16 Senior Vice President, Citi Fund Services Ohio, Inc., 2011 to present
Chris R. Pheiffer (1968)
5701 Golden Hills Drive
Minneapolis, MN 55416
Chief Compliance Officer
(2)
and
Anti-Money Laundering Compliance
Officer
Since 02/14 Chief Compliance Officer of the Trust and the FOF Trust, 2014 to present, and the
ETF Trust, 2020 to present
Michael Tanski (1970)
5701 Golden Hills Drive
Minneapolis, MN 55416
Vice President Since 04/09 Assistant Vice President, Allianz Investment Management LLC, 2013 to present
Laura Quade (1969)
5701 Golden Hills Drive
Minneapolis, MN 55416
Vice President Since 08/23 Vice President, Allianz Investment Management LLC, 2023 to present, previously
Director at Wealth Enhancement Group, November 2019 to November 2022; Vice
President, Head of Operations at Hartford Funds 2014 to 2019

ANNRPT1223 02/24
The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® Government Money Market Fund
Annual Report
December 31, 2023

AZL® Government Money Market Fund
Management Discussion and Analysis

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Report of Independent Registered Public Accounting Firm

Other Federal Income Tax Information

Other Information

Approval of Investment Advisory and Subadvisory Agreements

Information about the Board of Trustees and Officers

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

1
AZL® Government Money Market Fund Review (Unaudited)
Allianz Investment Management LLC serves
as Manager for the AZL® Government
Money Market Fund and BlackRock Advisors,
LLC serves as Subadviser to the Fund.
What factors affected the Fund’s performance
during the year ended December 31, 2023?*
For the year ended December 31, 2023, the AZL® Government
Money Market Fund (the “Fund”) returned 4.27%. That
compared to a 4.62% total return for its benchmark, the Three-
Month U.S. Treasury Bill Index.
1
The year under review began with the Federal Open Market
Committee (FOMC) signaling its intent to continue raising
interest rates in an effort to reduce inflation to its 2% objective.
The FOMC raised rates four times from February through July.
They opted to pause their rapid tightening efforts in September, and then again in November and December as inflation showed
signs of cooling.
After a debt-ceiling impasse, President Biden signed the Fiscal
Responsibility Act into law in early June, which suspended the debt limit through January 1, 2025. In response, the Treasury issued more than $1.6 trillion in net new bills through the end of the year. Investors absorbed this new supply by reducing their use of the New York Federal Reserve (RRP) facility. The facility went from a 2023 high of $2.375 trillion to a low of $683 billon by mid-December.
The shift in tone by the FOMC from the first half of the year to the second half drove changes in the Fund’s investment
strategy. Through the first half of the year, the Fund maintained a shorter duration profile due to rising rates and concerns over the looming debt ceiling crisis. The Fund pursued its strategy primarily through overnight Repurchase Agreements (repo) and short-dated Treasury and Agency debt. This strategy added to relative results in the rising rate environment that lasted through
July.
In the second half of the year, with the debt ceiling resolved and the shift in the FOMC’s focus, the Fund moved its investment bias toward a longer duration profile in anticipation of lower interest rates in the future. The Fund targeted investments in longer-tenor fixed-rate securities to lock in yields at current market levels. The bias toward longer duration securities
weighed on relative results.
The Fund did not hold derivatives during the year.
Past performance does not guarantee future results.
* The Fund’s portfolio composition is subject to change. There is no guarantee that any sectors mentioned will continue to
perform as described or that securities in such sectors will be held by the Fund in the future. The information contained in this commentary is for informational purposes only and should not be construed as a recommendation to purchase or sell
securities in the sector mentioned. The Fund’s holdings and
weightings are as of December 31, 2023.

For a complete description of the Fund’s performance
benchmark please refer to page 2 of this report.

AZL® Government Money Market Fund Review (Unaudited)
Fund Objective
The Fund’s investment objective is to seek current
income consistent with stability of principal. The
Fund seeks to achieve its objective by investing at
least 99.5% of its total assets in cash, government
securities (including U.S. Treasury bills, notes, and
other obligations guaranteed as to principal and
interest by the U.S. Government, its agencies,
or instrumentalities), or repurchase agreements
that are collateralized fully by cash or government
securities.
Investment Concerns
You could lose money by investing in the Fund.
Although the Fund seeks to preserve the value
of your investment at $1.00 per share, it cannot
guarantee it will do so. An investment in the
Fund is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other
government agency. The Fund’s sponsor has no
legal obligation to provide financial support to the
Fund, and you should not expect that the sponsor
will provide financial support to the Fund at any
time. Past performance is not predictive of future
performance as yields on money market funds
fluctuate daily.
For a complete description of these and other risks
associated with investing in the Fund, please refer
to the Fund’s prospectus.
Growth of $10,000 Investment
The chart above represents a comparison of a hypothetical investment in the Fund versus a similar investment in the Fund’s benchmarks and represents the reinvestment of dividends and capital gains in the Fund.
Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.Allianzlife.com.
The above expense ratio is based on the current Fund prospectus dated May 1, 2023. The Manager and the Fund have entered into a written agreement reducing the management fee to 0.34% through at least April 30, 2025. The Manager and the Fund have entered into a written contract limiting operating expenses, excluding certain expenses (such as interest expense), to
0.87% through April 30, 2025. Additional information pertaining to the December 31, 2023 expense ratio can be found in the
Financial Highlights.
The total return of the Fund does not reflect the effect of any insurance changes, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Such charges, fees and tax payments would reduce the performance quoted.
The Manager, the Distributor and the Fund have entered into a written agreement to waive, reimburse, or pay Fund expenses to the extent necessary in order to maintain a minimum daily net investment income for the Fund of 0.00%. The Distributor is also permitted to waive its Rule
12b-1 fees during such periods under this agreement. There is no guarantee the Fund will be able to avoid a negative yield. Such amounts waived, reimbursed or paid by the Manager and/ or the Distributor are subject to repayment to the Manager and/or the Distributor, subject to certain limitations as further described in Note 3 of the Notes to Financial Statements.
The 7-day yield quotation is as of December 31, 2023 and more closely reflects the current earnings of the Fund than the total return quotation.
The Fund’s performance is measured against the Three-Month U.S. Treasury Bill Index, which is an unmanaged index and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index.
Average Annual Total Returns as of December 31, 2023
1 Year 3 Years 5 Years 10 Years
  AZL
®
Government Money Market Fund 4.27% 1.66% 1.32% 0.76%
  Three-Month U.S. Treasury Bill Index 4.62% 2.21% 1.81% 1.23%
Expense Ratio Gross
  AZL
®
Government Money Market Fund 0.88%
Yield as of December 31, 2023
7 Day
Average
7 Day
Effective
30 Day
Average
AZL
®
Government Money Market Fund
4.56% 4.66% 4.59%

AZL Government Money Market Fund

Expense Examples
(Unaudited)
As a shareholder of the AZL Government Money Market Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.
The
Actual Expense
table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The
Hypothetical Expense
table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Beginning
Account Value
7/1/23
Ending
Account Value
12/31/23
Expenses Paid
During Period
7/1/23 - 12/31/23*
Annualized Expense
Ratio During Period
7/1/23 - 12/31/23
AZL Government Money Market Fund $1,000.00 $1,022.90 $4.44 0.87%
Beginning
Account Value
7/1/23
Ending
Account Value
12/31/23
Expenses Paid
During Period
7/1/23 - 12/31/23*
Annualized Expense
Ratio During Period
7/1/23 - 12/31/23
AZL Government Money Market Fund $1,000.00 $1,020.82 $4.43 0.87%
* Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).
Portfolio Composition
(Unaudited)
Investments
Percent of Net
Assets
Repurchase Agreements 36 .8%
U.S. Treasury Obligations 29 .9
U.S. Government Agency Mortgages 24 .5
Total Investment Securities 91 .2
Net other assets (liabilities) 8 .8
Net Assets 100 .0%

AZL Government Money Market Fund
Schedule of Portfolio Investments
December 31, 2023
4
See accompanying notes to the financial statements.
Principal Amount Value
U.S. Government Agency Mortgages (24.5%):
Federal Home Loan Bank (19.4%):
$ 5,500,000 5.43%(SOFR+3bps), 1/3/24 $ 5,500,000
2,600,000 5.43%(SOFR+3bps), 1/4/24 2,600,000
7,330,000 5.43%(SOFR+4bps), 1/19/24 7,330,000
2,890,000 5.43%(SOFR+4bps), 1/23/24 2,890,000
7,000,000 5.48%(SOFR+8bps), 1/24/24 7,000,000
7,055,000 5.42%(SOFR+4bps), 1/26/24 7,055,000
2,300,000 5.44%(SOFR+4bps), 1/29/24 2,300,000
1,540,000 4.91%, 2/2/24(a) 1,533,594
1,900,000 5.43%(SOFR+4bps), 2/5/24 1,900,018
253,000 5.29%, 2/5/24(a) 251,710
6,430,000 5.42%, 2/9/24(a) 6,395,542
1,545,000 5.44%, 2/15/24(a) 1,534,726
12,470,000 5.44%(SOFR+4bps), 2/20/24 12,470,000
925,000 5.45%, 3/1/24(a) 916,806
1,465,000 5.50%, 3/8/24 1,464,830
3,850,000 5.42%(SOFR+5bps), 3/25/24 3,850,000
1,695,000 5.47%, 4/15/24(a) 1,668,798
3,325,000 5.61%, 4/15/24 3,318,369
8,960,000 5.46%, 6/10/24(a) 8,749,627
500,000 5.46%, 6/17/24(a) 487,762
695,000 5.47%(SOFR+7bps), 7/12/24, Callable 6/12/24
@ 100.00 695,000
1,325,000 5.24%, 8/2/24(a) 1,285,145
517,000 5.02%, 9/3/24(a) 499,883
2,100,000 5.50%(SOFR+11bps), 10/28/24 2,100,028
4,558,000 5.27%, 11/1/24(a) 4,364,146
532,000 5.15%, 11/4/24(a) 509,652
1,885,000 5.53%, 1/8/25, Callable 3/14/24 @ 100.00 1,885,000
3,730,000 5.56%(SOFR+16bps), 7/21/25 3,730,000
2,890,000 5.60%(SOFR+20bps), 11/13/25, Callable 11/13/24
@ 100.00 2,890,000
97,175,636
Federal National Mortgage Association (0.4%):
1,930,000 5.52%, 9/6/24 1,893,260
Federal Farm Credit Bank (4.7%):
580,000 5.46%(SOFR+6bps), 1/10/24 580,000
3,825,000 5.45%(SOFR+5bps), 2/20/24 3,825,000
2,425,000 5.45%(SOFR+5bps), 5/9/24 2,425,000
1,040,000 5.50%(SOFR+10bps), 8/1/24 1,040,000
4,180,000 5.49%(SOFR+9bps), 8/26/24 4,180,000
1,140,000 5.44%, 9/19/24(a) 1,097,023
1,535,000 5.54%(SOFR+9bps), 9/23/24 1,535,000
2,885,000 5.54%(SOFR+14bps), 11/7/24 2,885,000
699,000 5.17%, 12/4/24 698,739
2,355,000 5.57%(SOFR+17bps), 1/23/25 2,355,000
2,945,000 5.62%(SOFR+14bps), 5/27/25 2,945,000
23,565,762
Total U.S. Government Agency Mortgages (Cost $122,634,658) 122,634,658
U.S. Treasury Obligations (29.9%):
U.S. Treasury Bills (25.1%):
1,245,000 5.52%, 1/2/24(a) 1,244,816
609,000 5.40%, 1/11/24(a) 608,107
21,610,000 5.41%, 1/18/24(a) 21,555,861
745,000 5.39%, 1/25/24(a) 742,375
15,975,000 5.41%, 1/30/24(a) 15,907,175
2,925,000 5.54%, 2/6/24(a) 2,909,351
Principal Amount Value
U.S. Treasury Obligations, continued
U.S. Treasury Bills, continued
$ 541,000 5.40%, 2/8/24(a) $ 537,985
7,275,000 5.55%, 2/13/24(a) 7,228,567
876,000 5.51%, 2/22/24(a) 869,310
1,883,600 5.59%, 2/29/24(a) 1,867,085
1,040,000 5.53%, 3/5/24(a) 1,030,127
3,158,000 5.46%, 3/12/24(a) 3,125,108
11,545,000 5.44%, 3/19/24(a) 11,413,551
5,245,000 5.58%, 4/4/24(a) 5,171,867
1,288,000 5.40%, 4/16/24(a) 1,268,207
6,510,000 5.57%, 4/18/24(a) 6,405,807
8,864,000 5.49%, 5/9/24(a) 8,696,928
10,650,000 5.50%, 5/16/24(a) 10,437,970
13,080,000 5.46%, 5/23/24(a) 12,808,267
2,791,000 5.21%, 6/13/24(a) 2,727,362
7,132,500 5.35%, 6/20/24(a) 6,958,745
1,710,000 5.44%, 9/5/24(a) 1,649,333
814,000 5.38%, 10/31/24(a) 778,995
125,942,899
U.S. Treasury Notes (4.8%):
4,520,000 5.31%(USBMMY3M-(8)bps), 4/30/24 4,519,175
3,615,000 5.40%(USBMMY3M+14bps), 10/31/24 3,617,261
4,500,000 5.53%(USBMMY3M+20bps), 1/31/25 4,500,000
9,605,000 5.46%(USBMMY3M+13bps), 7/31/25 9,603,463
1,675,000 5.53%(USBMMY3M+17bps), 10/31/25 1,674,057
23,913,956
Total U.S. Treasury Obligations (Cost $149,856,855) 149,856,855
Repurchase Agreements (36.8%):
23,000,000 Bank of Montreal, 5.33%, 1/2/24, (Purchased
on 12/29/23, proceeds at maturity $23,013,621,
Collateralized by U.S. Treasury Bill, 0.00%, 2/22/24,
fair value of $23,460,072) 23,000,000
25,000,000 Bank of Nova Scotia, 5.33%, 1/2/24, (Purchased
on 12/29/23, proceeds at maturity $25,014,806,
Collateralized by U.S. Treasury Obligations,
0.00% - 5.00%, 7/15/24 - 5/15/53, fair value of
$25,515,108) 25,000,000
25,000,000 BNP Paribas, 5.35%, 1/2/24, (Purchased on
12/29/23, proceeds at maturity $25,014,861,
Collateralized by U.S. Government Agency
Obligations, 2.50% - 6.50%, 6/15/30 - 11/20/53,
fair value of $25,500,018) 25,000,000
20,000,000 Citigroup Global Markets, 5.35%, 1/2/24,
(Purchased on 12/29/23, proceeds at maturity
$20,011,889, Collateralized by U.S. Government
Agency Obligations, 4.50% - 7.50%, 4/20/53, fair
value of $20,400,876) 20,000,000
20,000,000 Mitsubishi UFJ Securities USA, Inc., 5.33%, 1/2/24,
(Purchased on 12/29/23, proceeds at maturity
$20,011,844, Collateralized by U.S. Treasury Notes,
0.63% - 1.25%, 3/31/28 - 5/15/30, fair value of
$20,400,035) 20,000,000
25,000,000 Morgan Stanley & Co., 5.33%, 1/2/24, (Purchased
on 12/29/23, proceeds at maturity $25,014,806,
Collateralized by U.S. Treasury Obligations,
0.00% - 4.38%, 2/29/28 - 11/15/40, fair value of
$25,500,001) 25,000,000

AZL Government Money Market Fund
Schedule of Portfolio Investments
December 31, 2023
5
See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of December 31, 2023.
Principal Amount Value
Repurchase Agreements, continued
$ 26,000,000 Natixis, 5.33%, 1/2/24, (Purchased on 12/29/23,
proceeds at maturity $26,015,398, Collateralized by
U.S. Treasury Obligations, 1.25% - 6.38%, 2/15/25
- 11/15/53, fair value of $26,520,020) $ 26,000,000
15,000,000 Toronto Dominion Bank NY, 5.33%, 1/2/24,
(Purchased on 12/29/23, proceeds at maturity
$15,008,883, Collateralized by U.S. Treasury Notes,
0.13% - 4.00%, 1/15/24 - 2/15/26, fair value of
$15,300,072) 15,000,000
Principal Amount Value
Repurchase Agreements, continued
$ 5,000,000 Toronto Dominion Bank NY, 5.35%, 1/2/24,
(Purchased on 12/29/23, proceeds at maturity
$5,002,972, Collateralized by U.S. Government
Agency Obligations, 3.50% - 6.50%, 10/20/45 -
4/20/53, fair value of $5,100,001) $ 5,000,000
Total Repurchase Agreements (Cost $184,000,000) 184,000,000
Total Investment Securities
(Cost $456,491,513) — 91.2%(b) 456,491,513
Net other assets (liabilities) — 8.8% 43,784,078
Net Assets — 100.0% $ 500,275,591
SOFR—Secured Overnight Financing Rate
USBMMY3M—3 Month Treasury Bill Rate
(a) The ra te represents the effective yield at December 31, 2023.
(b) See Federal Tax Information listed in the Notes to the Financial Statements.

AZL Government Money Market Fund

See accompanying notes to the financial statements.
Statement of Assets and Liabilities
December 31, 2023
Statement of Operations
For the Year Ended December 31, 2023
Assets:
Investment securities, at cost $ 272,491,513
Investment securities, at value $ 272,491,513
Repurchase agreements, at value/cost 184,000,000
Cash 316,599
Interest and dividends receivable 1,106,537
Receivable for capital shares issued 43,688,734
Prepaid expenses 2,356
Total Assets 501,605,739
Liabilities:
Payable for investments purchased 970,975
Management fees payable 229,825
Administration fees payable 15,462
Distribution fees payable 97,552
Custodian fees payable 407
Administrative and compliance services fees payable 696
Transfer agent fees payable 850
Trustee fees payable 2,890
Other accrued liabilities 11,491
Total Liabilities 1,330,148
Commitments and contingent liabilities^
Net Assets
$ 500,275,591
Net Assets Consist of:
Paid in capital $ 500,253,715
Total distributable earnings 21,876
Net Assets
$ 500,275,591
Shares of beneficial interest (unlimited number of shares authorized, no par value) 500,253,838
Net Asset Value (offering and redemption price per share) $ 1.00
^ See Note 3 in Notes to the Financial Statements.
Investment Income:
Interest $ 23,556,717
Total Investment Income 23,556,717
Expenses:
Management fees 1,628,445
Administration fees 146,483
Distribution fees 1,163,177
Custodian fees 1,733
Administrative and compliance services fees 5,821
Transfer agent fees 7,071
Trustee fees 24,468
Professional fees 22,615
Shareholder reports 6,484
Recoupment of prior expenses reimbursed by the manager 1,073,382
Other expenses 14,614
Total expenses before reductions 4,094,293
Less Management fees contractually waived (46,532)
Net expenses 4,047,761
Net Investment Income/(Loss)
19,508,956
Net realized and Change in net unrealized gains/losses on
investments:
Net realized gains/(losses) on securities 6,024
Net realized and Change in net unrealized gains/losses on
investments
6,024
Change in Net Assets Resulting From Operations
$ 19,514,980

AZL Government Money Market Fund

See accompanying notes to the financial statements.
Statements of Changes in Net Assets
For the
Year Ended
December 31, 2023
For the
Year Ended
December 31, 2022
Change In Net Assets:
Operations:
Net investment income/(loss) $ 19,508,956 $ 3,731,725
Net realized gains/(losses) on investments 6,024 7,260
Change in net assets resulting from operations 19,514,980 3,738,985
Distributions to Shareholders:
Distributions (19,509,397) (3,731,691)
Change in net assets resulting from distributions to shareholders (19,509,397) (3,731,691)
Capital Transactions:
Proceeds from shares issued 845,247,161 777,345,401
Proceeds from dividends reinvested 19,509,396 3,731,690
Value of shares redeemed (881,696,143) (803,770,501)
Change in net assets resulting from capital transactions (16,939,586) (22,693,410)
Change in net assets (16,934,003) (22,686,116)
Net Assets:
Beginning of period 517,209,594 539,895,710
End of period $ 500,275,591 $ 517,209,594
Share Transactions:
Shares issued 845,247,161 777,345,400
Dividends reinvested 19,509,396 3,731,690
Shares redeemed (881,696,142) (803,770,501)
Change in shares (16,939,585) (22,693,411)

AZL Government Money Market Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)
8
See accompanying notes to the financial statements.
i
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Year Ended
December 31,
2020
Year Ended
December 31,
2019
Net Asset Value, Beginning of Period
$1.00 $1.00 $1.00 $1.00 $1.00
Investment Activities:
Net Investment Income/(Loss)(a) 0.04  0.01  — (b) — (b) 0.01
Net Realized and Unrealized Gains/(Losses) on Investments — (b) — (b) — (b) — (b) — (b)
Total from Investment Activities 0.04  0.01  — (b) — (b) 0.01
Distributions to Shareholders From:
Net Investment Income (0.04) (0.01) — (b) — (b) (0.01)
Total Dividends (0.04) (0.01) —  — (b) (0.01)
Net Asset Value, End of Period
$1.00 $1.00 $1.00 $1.00 $1.00
Total Return (c)
4.27% 0.77% 0.00%(b) 0.21% 1.39%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $500,276 $517,210 $539,896 $608,070 $481,524
Net Investment Income/(Loss) 4.19% 0.77% 0.00%(b) 0.18% 1.37%
Expenses Before Reductions(d) 0.88% 0.88% 0.65% 0.66% 0.88%
Expenses Net of Reductions 0.87% 0.87% 0.08%(e) 0.35%(e) 0.87%
(a) Calculated using the average shares method.
(b) Represents less than $0.005.
(c) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges.  If these charges were included, the returns would have been lower.
(d) Excludes fee reductions.  If such fee reductions had not occurred, the ratios would have been as indicated.
(e) The expense ratio for the period reflects the reduction of certain expenses to maintain a certain minimum yield.

AZL Government Money Market Fund
Notes to the Financial Statements
December 31, 2023
9
1. Organization
The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services— Investment
Companies.” The Trust consists of 16 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Government
Money Market Fund (the “Fund”), and 15 are presented in separate reports. The Fund is a diversified series of the Trust.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance
Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
2.  Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Repurchase Agreements
The Fund may invest in repurchase agreements with financial institutions such as member banks of the Federal Reserve System or from registered broker/dealers that the adviser deems creditworthy under guidelines approved by the Board, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates. The seller under a repurchase agreement is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Fund’s custodian, another qualified sub-custodian, or in the Federal Reserve book-entry system. Master Repurchase Agreements (“MRA”) permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables under the MRA with collateral posted by the counterparty and create one net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund would recognize a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty.
Investment Transactions and Investment Income
Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.
Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz
Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the
“Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the year ended December 31, 2023, the Fund did not engage in any Rule 17a-7 transactions.

AZL Government Money Market Fund
Notes to the Financial Statements
December 31, 2023
10
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. Pursuant to a subadvisory agreement with BlackRock Advisors, LLC (“BlackRock Advisors” or the
“Subadviser”), BlackRock Advisors provides investment advisory services for and makes investment decisions on behalf of the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Management fees.” For its services, the Subadviser is entitled to a fee payable by the Manager.
The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2025.
For the year ended December 31, 2023, the annual rate due to the Manager and the annual expense limit were as follows:
* The Manager waived, prior to any application of expense limit, the management fee to 0.34% on all assets in order to maintain a more competitive expense ratio. The Manager reserves the right to increase the management fee to the amount shown in the table above (i.e., discontinue the waiver) at any time after April 30, 2025. The annual rate due to the
Subadviser from the Manager is 0.06% of the first $500 million of the Fund’s net assets and 0.04% of the Fund’s net assets over $500 million.
The Manager, the Distributor and the Fund have entered into a written agreement to waive, reimburse, or pay Fund expenses to the extent necessary in order to maintain a minimum daily yield for the Fund of 0.00%. The Distributor may waive its Rule 12b-1 fees under this agreement. This agreement will continue from year to year in accordance with its terms, and will terminate upon termination of the investment management agreement with the Manager. There is no guarantee the Fund will avoid a negative yield. Such amounts waived, reimbursed, or paid by the Manager and/or the Distributor will be repaid to the Manager and/or the Distributor subject to the following limitations:
1. The repayments will not cause the Fund’s net investment income to fall below 0.00%.
2. The repayments must be made no later than three years after the waiver, reimbursement or payment, calculated monthly from when the waiver, reimbursement or payment was recorded.
3. Any expense recovery paid by the Fund will not cause its expense ratio to exceed 0.87%.
The ability of the Manager and/or Distributor to receive such payments could negatively affect the Fund’s future yield. Amounts waived under this agreement during the year ended
December 31, 2023, if any, are reflected on the Statement of Operations as “Expenses waived/reimbursed by the Manager for minimum daily yield.”
At December 31, 2023, the reimbursements of minimum daily yield waivers subject to repayment by the Fund in subsequent years were as follows:
The Fund has not recorded a commitment or contingent liability at December 31, 2023.
Any amounts contractually waived or remitted to the Fund by the Manager with respect to the annual expense limit in a particular fiscal year may be reimbursed by the Fund to the
Manager, provided that such reimbursement will not cause the Fund to exceed the lesser of any applicable expense limit in effect (i) at the time of the original waiver or payment and (ii) at the time of such reimbursement, as supported by standard accounting practices. Such reimbursement only applies to amounts waived or paid by the Manager within the three years prior to the date of such reimbursement, calculated monthly from when the waiver or payment was recorded. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager."
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations, as applicable.
Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and
compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of combined average daily net assets of the Funds on the first $4 billion, 0.04% of combined average daily net assets of the Funds on the next
$2 billion, 0.02% of combined average daily net assets of the Funds on the next $2 billion and 0.01% of combined average daily net assets of the Funds over $8 billion. The overall
Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any
Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
Annual Rate* Annual Expense Limit
AZL Government Money Market Fund 0.35% 0.87%
Expires
12/31/2024
Total
AZL Government Money Market Fund
$1,994,970 $1,994,970

AZL Government Money Market Fund
Notes to the Financial Statements
December 31, 2023
11
The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY
Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the
Fund’s average daily net assets plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
The Fund, which operates as a government money market fund, is eligible and has elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act.
This involves valuing an instrument at its cost initially and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the investment.
The following is a summary of the valuation inputs used as of December 31, 2023 in valuing the Fund’s investments based upon the three levels defined above:
5. Security Purchases and Sales
For the year ended December 31, 2023 cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:
For the year ended December 31, 2023 purchases and sales of long-term U.S. government securities were as follows:
6. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
Interest Rate Risk: Debt securities held by the Fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.
Market Risk: The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to a particular company, such as real or perceived adverse economic conditions, inflation, recessions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.
Investment Securities: Level 1 Level 2 Level 3 Total
U.S. Government Agency Mortgages $ — $ 122,634,658 $ — $ 122,634,658
U.S. Treasury Obligations — 149,856,855 — 149,856,855
Repurchase Agreements — 184,000,000 — 184,000,000
Total Investment Securities $— $456,491,513 $— $456,491,513
Purchases Sales
AZL Government Money Market Fund $50,869,556 $59,285,508
Purchases Sales
AZL Government Money Market Fund $50,869,556 $59,285,508

AZL Government Money Market Fund
Notes to the Financial Statements
December 31, 2023
12
Repurchase Agreement Risk: The Fund may invest in repurchase agreements as a principal strategy. There is a potential for loss to the Fund if the seller defaults and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. It is possible the fair value of the collateral securities could decline in value during the period in which the Fund seeks to assert its rights.
7. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2023 is $456,491,570. The gross unrealized appreciation/
(depreciation) on a tax basis is as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2023, was as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2022, was as follows:
At December 31, 2023, the components of accumulated earnings on a tax basis were as follows:
8. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the
1940 Act. As of December 31, 2023 the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 90% of the Fund.
Investment activities of this shareholder could have a material impact to the Fund.
9. Recent Regulatory Pronouncements
Effective January 24, 2023, the SEC adopted rule and form amendments that require open-end management investment companies to transmit concise and visually engaging annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a tailored shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24,
2024. Accordingly, the rule and form amendments will not impact the Fund until the 2024 semi-annual shareholder report and will have no effect on the Fund’s accounting policies or financial statements.
In July 2023, the SEC adopted amendments to Rule 2a-7, which governs money market funds. As applicable to government money market funds, these amendments, among other changes: (i) increase required weekly liquid asset and daily liquid asset minimums, effective April 2, 2024 and (ii) allow stable value money market funds to reduce the number of their shares outstanding to seek to maintain a stable net asset value per share or stable price per share if the fund has a negative gross yield as a result of negative interest rates, subject to
Board approval and disclosure requirements.
Unrealized appreciation $—
Unrealized (depreciation) (57)
Net unrealized appreciation/(depreciation) $(57)
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL Government Money Market Fund $19,506,424 $2,973 $19,509,397
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL Government Money Market Fund $3,731,691 $— $3,731,691
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
Depreciation(a)
Total
Accumulated
Earnings/ (Deficit)
AZL Government Money Market Fund $21,933 $— $— $(57) $21,876
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales.

AZL Government Money Market Fund
Notes to the Financial Statements
December 31, 2023
13
10. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Allianz Variable Insurance Products Trust and Shareholders of
AZL Government Money Market Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of AZL Government Money Market Fund (one of the funds constituting Allianz Variable Insurance Products Trust, referred to hereafter as the "Fund") as of December 31, 2023, the related statement of operations for the year ended
December 31, 2023, the statements of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2023 and the financial highlights for each of the five years in the period ended December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
New York, New York
February 22, 2024
We have served as the auditor of one or more investment companies in the Allianz Variable Insurance Products complex since 2018.

Other Federal Income Tax Information (Unaudited)
During the year ended December 31, 2023, the Fund declared net short-term capital gain distributions of $10,368.
During the year ended December 31, 2023, the Fund declared net long-term capital gain distributions of $2,973.

Other Information (Unaudited)
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov .
The Fund files complete Schedules of Portfolio Holdings with the Commission each month on Form N-MFP. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov, or may be obtained by calling 800-624-0197. The Fund makes portfolio holdings information available to shareholders on the website.

Approval of Investment Advisory and Subadvisory Agreements (Unaudited)
Subject to the general supervision of the Board of Trustees (the “Board”) and in accordance with the investment objectives and restrictions of each separate series (together, the
“Funds”) of the Allianz Variable Insurance Products Trust (the “Trust”), investment advisory services are provided to the Funds by Allianz Investment Management LLC (the “Manager”).
As used in this section, “Fund” refers to any of the Funds other than the AZL Moderate Index Strategy Fund. The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board, is responsible for the management of each Fund. For management services, each Fund pays the Manager an investment advisory fee based upon the Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing the Fund if and when total Fund operating expenses exceed certain amounts until at least April 30, 2025 (the “Expense Limitation Agreement”).
Each Fund is a manager-of-managers fund. That means that the Manager is responsible for monitoring the various Subadvisers that have day-to-day responsibility for the investment decisions made for each Fund. The Manager also is responsible for determining, in the first instance, which investment advisers to consider recommending for selection as a
Subadviser.
In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America (“Allianz Life”) and its subsidiary, Allianz Life Insurance Company of New York (“Allianz of New York”). Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products, and not in the retail fund market.
The Manager has adopted policies and procedures to assist it in the process of analyzing each potential Subadviser with expertise in particular asset classes for purposes of making the recommendation that a specific investment adviser be selected. The Board reviews and considers the information provided by the Manager in deciding which investment advisers to select as a Subadviser. After an investment adviser becomes a Subadviser, a similarly rigorous process is instituted by the Manager to monitor the investment performance and other responsibilities of the Subadviser. The Manager reports to the Board on its analysis at the regular meetings of the Board, which are held at least quarterly. Where warranted, the Manager will add or remove a particular Subadviser from a “watch” list that it maintains. Watch list criteria include, for example: (a) Fund performance over various time periods;
(b) Fund risk issues, such as changes in key personnel involved with Fund management, changes in investment philosophy or process, or “capacity” concerns; and (c) organizational risk issues, such as regulatory, compliance or legal concerns, or changes in the ownership of the Subadviser. The Manager may place a Fund on the watch list for other reasons, and if so, will explain its rationale to the Board. Funds which are on the watch list are subject to additional scrutiny by the Manager and the Board. Funds may be removed from such watch list, if for example, performance improves or regulatory matters are satisfactorily resolved. However, in some situations where Funds have been on the watch list, the Manager has recommended the retention of a new Subadviser, and the Board has subsequently considered and approved retention of the new Subadviser.
As required by the Investment Company Act of 1940 (the “1940 Act”), the Board has reviewed and approved the Management Agreement with the Manager and the portfolio management agreements (the “Subadvisory Agreements”; and together with the Management Agreement, the “Advisory Contracts”) with the Subadvisers. The Board’s decision to approve these contracts reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of these contracts, the Board considered many factors, among the most material of which are: the Fund’s investment objectives and long-term performance; the Manager’s and Subadvisers’
(collectively, the “Advisory Organizations”) management philosophy, personnel, processes and investment performance, including their compliance history and the adequacy of their compliance processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.
The Board also considered the compensation and benefits received by the Advisory Organizations. This includes fees received for services provided to the Fund by affiliated persons of the Advisory Organizations and research services received by the Advisory Organizations from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Services Agreement and a Compliance Services Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance
Officer; and (2) Allianz Life Financial Services, LLC, an affiliated person of the Manager, is a registered securities broker-dealer and received (along with its affiliated persons) any payments made by the Funds pursuant to Rule 12b1.
The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature, extent and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; the profitability of acting as adviser to the fund; and the extent to which the independent Board members, who are not “interested persons” of a fund as defined by the 1940 Act (“Independent Trustees”), are fully informed about all facts bearing on the adviser’s services and fees. The
Board is aware of these factors and takes them into account in its review of the Advisory Contracts.
Each member of the Board considered and weighed these factors in light of his or her experience in governing the Trust and working with the Advisory Organizations on matters relating to the Funds. The Board is assisted in its deliberations by the advice of independent legal counsel to the Independent Trustees (“Independent Trustee Counsel”). In this regard, the Board requests and receives a significant amount of information about the Funds and the Advisory Organizations. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meetings at which the Board’s formal review of the Advisory Contracts occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of Advisory Contracts is informed by reports covering such matters as: an Advisory Organization’s investment philosophy, personnel, and processes; the Fund’s investment performance (in absolute terms as well as in relationship to its benchmark(s) and certain competitor or “peer group” funds), and comments on the reasons for performance; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to peer group and/or competing funds, with due regard for the Expense Limitation Agreement and additional voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities; the nature, extent and quality of the advisory and other services provided to the Fund by the Advisory Organizations and their affiliates; compliance and audit reports concerning the Funds and the companies that service them; and
relevant developments in the mutual fund industry and how the Funds and/or Advisory Organizations are responding to them.

The Board also receives financial information about the Advisory Organizations, including reports on the compensation and benefits the Advisory Organizations derive from their relationships with the Funds. These reports cover not only the fees under the Advisory Contracts, but also the fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or “fall-out” benefits an Advisory Organization may derive from its relationship with the Funds.
In assessing the Advisory Organizations’ performance of their obligations, the Board may also consider whether there has occurred a circumstance or event that would constitute a reason for it to not renew an Advisory Contract. In this regard, the Board is mindful of the potential disruption of a Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew a contract.
The Advisory Contracts were most recently considered at Board meetings held in the summer and fall of 2023. Information relevant to the approval of such Advisory Contracts was considered at Board meetings held June 13 and 20, 2023, and September 19, 2023, as well as in various other meetings preceding those meetings. Accordingly, the Advisory
Contracts were approved by the Board at an in-person meeting on September 19, 2023. At such meeting the Board also approved the Expense Limitation Agreement between the
Manager and the Trust for the period ending April 30, 2025. Additionally, at the meeting held September 19, 2023, the Board considered and approved a recommendation to reduce, through at least April 30, 2025, the management fee of the AZL MSCI Global Equity Index Fund.
In connection with such meetings, the Board requested and evaluated extensive materials from the Advisory Organizations, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third-party provider and other sources believed to be reliable by the Manager and the Trustees. Prior to voting, the Trustees reviewed the proposed approval of the Advisory Contracts with management and with Independent Trustee Counsel and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approval. The Independent Trustees also discussed the proposed approval in private sessions with Independent Trustee Counsel at which no representatives of the Manager or Subadvisers were present. In reaching their determinations relating to the approval of the Advisory Contracts, in respect of each Fund, each member of the Board considered all factors he or she believed relevant. The Board based its decision to approve the Advisory
Contracts on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to every Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.
Shareholder reports must include a discussion of certain factors relating to the selection of investment advisers and the approval of advisory fees. The “factors” enumerated by the
SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:
(1) The nature, extent and quality of services provided by the Manager and Subadvisers . The Trustees noted that the Manager, subject to the oversight of the Board, administers each Fund’s business and other affairs. Under the Management Agreement, the Manager holds the sole and exclusive responsibility to provide, or arrange for others to provide, the management of the Funds’ assets and the placement of orders for the purchase and sale of the securities of the Funds. As each Fund is a manager of managers fund, the Manager is authorized, under the Management Agreement, to retain one or more Subadvisers for each Fund to handle day-to-day management of the Funds’ investment portfolios; the Manager is responsible for determining, in the first instance, which investment advisers to recommend to the Board for selection as a Subadviser. The Board was aware that, notwithstanding the retention of the Subadvisers to handle day-to-day portfolio management, the Manager remains responsible for substantial other matters, including continuously monitoring compliance by each Subadviser with the investment policies and restrictions of the respective Funds, with such other limitations or directions of the Board, and with all legal requirements under federal or state law or regulation. The Manager also is responsible primarily to provide statistical information and other data to the Board regarding the Funds’ portfolio investments and to make available to the Funds’ administrator such information as is necessary for the conduct of its duties.
The Board also noted that the Manager provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any other service providers retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer and certain compliance staff, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.
The Board considered the scope and quality of services provided by the Manager and the Subadvisers and noted that the scope of the services provided has continued to expand as a result of regulatory and other developments. The Board noted that, for example, the Manager and Subadvisers are responsible for maintaining and monitoring their own compliance programs, and these compliance programs are continuously refined and enhanced in light of new regulatory requirements. The Board considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Board members concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Trust and to each of the Funds under the Advisory Contracts.
(2) The investment performance of the Funds, the Manager and the Subadvisers . In connection with every quarterly Board meeting, as well as the summer and fall 2023 contract review process, the Board receives extensive information on the performance results of each of the Funds. This includes performance information on the Funds for the previous quarter, and previous one-, three- and five-year periods, to the extent available. The performance information considered includes information on absolute total return, performance versus the appropriate benchmark(s), and performance versus peer groups as reported by Lipper. For example, in connection with the Board meetings held June 13 and 20, 2023, and
September 19, 2023, the Manager reported that for the one-year period ended December 31, 2022, six Funds were in the top 40%, five were in the middle 20%, and four were in the bottom 40% of their respective Lipper peer groups. For the three-year period ended December 31, 2022, nine Funds were in the top 40%, two were in the middle 20% and four were in the bottom 40% of their respective Lipper peer groups. For the five-year period ended December 31, 2022, seven Funds were in the top 40%, four were in the middle 20%, and four were in the bottom 40% of their respective Lipper peer groups. For Funds which are index funds, the Board each quarter also receives information on the extent, if any, to which such Funds deviate from their particular benchmark index (referred to as “index attribution”).
Two Funds, the AZL Russell 1000 Value Index Fund and the AZL Government Money Market Fund, were in the bottom 40% for all of the one-, three- and five-year periods. The
Board had previously met with the portfolio managers of the AZL Russell 1000 Value Index Fund in December 2021 and met with the portfolio managers of the AZL Government
Money Market Fund in June 2023 to receive and review enhanced reporting on each Fund’s current investment strategy, process and outlook. As a result of these discussions and other discussions with representatives of the Manager, the Board considered the reasons for the underperformance of these Funds, including the headwinds faced by their long-
term investment strategies. The Board understood that such underperformance was not a reflection of the nature, extent or quality of services being provided by the respective
Subadvisers. The Board considered that the AZL Russell 1000 Value Index Fund seeks to track its underlying index and does not take defensive positions under any market conditions, including in periods of market decline. The Board also considered the impact of low short-term interest rates on the performance of the AZL Government Money Market Fund during the periods measured.

19
The Board considered that the AZL Enhanced Bond Index Fund, which was in the bottom 40% of its Lipper peer group for the three- and five-year periods, had shown improved relative performance in more recent periods.
At the Board meeting held September 19, 2023, the Board also received updated performance information for the Funds, including updated Lipper peer group ranking information, for various periods ending June 30, 2023.
Thus, at the Board meeting held September 19, 2023, the Board determined that the overall investment performance of the Funds was acceptable.
(3) The costs of services to be provided and profits to be realized by the Manager and the Subadvisers and their affiliates from their relationship with the Funds . The Manager supplied information to the Board pertaining to the level of investment advisory fees to which the Funds are subject. The Manager has agreed to temporarily limit Fund expenses at certain levels, and information is provided to the Board setting forth “contractual” advisory fees and “actual” fees after taking expense limits and any temporary fee waivers into account.
The Board noted that the subadvisory fees are paid by the Manager to each Subadviser and are not additional fees borne by the Funds. Based upon the information provided, the
“actual” advisory fees payable by the Funds overall are generally comparable to the average level of fees paid by the Funds’ peer groups. For the 15 Funds reviewed by the Board in the summer and fall of 2023, 14 Funds paid “actual” advisory fees in a percentage amount within the 65 th
percentile or lower for each Fund’s applicable category. (A lower percentile reflects lower fund fees and is better for fund shareholders.) The Board recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.
Based upon the information provided, the management fee ranking in 2022 for the 15 Funds was as follows: (1) 14 of the Funds had management fee rankings at or below the 65th percentile (with 11 Funds at or below the 50th percentile); and (2) for the AZL MSCI Global Equity Index Fund, it was determined that there was poor peer group comparability due to there being only one other fund in the category. In addition, the Board also considered that the AZL Enhanced Bond Index Fund ranked at the 65th percentile in the bond index category, but that the Fund’s enhanced bond strategy lacks direct peers.
The Manager has also supplied information to the Board pertaining to total Fund expenses (which include advisory fees, the 25 basis point 12b1 fee paid by the Funds, and other Fund expenses). As noted above, the Manager has agreed to limit Fund expenses at certain levels.
The Manager has committed to providing the Funds with a high quality of service and working to reduce Fund expenses over time.
The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2020 through 2022. The Board recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Board considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Board focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Board recognized that the Manager should earn a reasonable level of profits for the services it provides to each Fund.
The Manager, on behalf of the Board, endeavored to obtain information on the profitability of each Subadviser in connection with its relationship with the Fund or Funds which it subadvised. The Manager was unable to obtain consistent profitability information from some of the Subadvisers that would allow the Board to determine the profits derived from the
Subadviser’s relationship to the Fund or Funds, rather than its overall level of profitability. In considering profitability information, the Board considered the possible effect of any fall-
out benefits to the Subadvisers and their affiliates. The Board considered the difficulty of allocating costs to multiple advisory accounts and products of a large advisory organization.
The Manager assured the Board that the Subadvisory Agreements with the Subadvisers, none of which are affiliated with the Manager, were negotiated on an “arm’s length” basis, which should not result in excessive profits for the Subadvisers.
(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale. The Board noted that the advisory fee schedules for the Funds (other than AZL FIAM Multi-Strategy Fund, AZL FIAM Total Bond Fund, and AZL MSCI Global Equity Index Fund) do not contain breakpoints that reduce the fee rate on assets above specified levels, although certain Subadvisory Agreements have such “breakpoints.” The Board recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. The Board found that there was no uniform methodology for establishing breakpoints that give effect to Fund-specific services provided by the Manager. The Board noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Board noted that the total assets in all of the Funds, as of June
30, 2023, were approximately $14.6 billion, and that no single Fund had assets in excess of approximately $3.0 billion.
The Board noted that the Manager has agreed to temporarily limit Fund expenses under the Expense Limitation Agreement, which has the effect of reducing expenses similar to implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of expense limits and/or advisory fee breakpoints as Fund assets change. The Board receives quarterly reports on the level of Fund assets. The Board expects to continue to consider: (a) the extent to which economies of scale have been realized, and (b) whether the advisory fee should be modified, either in connection with the next renewal of the Advisory Contracts or by modifying the Expense Limitation Agreement, to reflect such economies of scale, if any.
Having taken these factors into account, the Board concluded that the absence of breakpoints in the Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.
In conclusion, after full consideration of the above factors, as well as such other factors as each member of the Board considered instructive in evaluating the Advisory Contracts, the
Board concluded that the advisory fees were reasonable, and that the continuation of the Advisory Contracts was in the best interest of the Funds.

20
Information about the Board of Trustees and Officers (Unaudited)
The Trust is managed by the Trustees in accordance with the laws of the state of Delaware governing business trusts. In addition to serving on the Board of Trustees of the Trust, each Trustee serves on the Board of the Allianz Variable Insurance Products Fund of Funds Trust (“FOF Trust”) and the AIM ETF Products Trust (“ETF Trust”) (collectively, the Trust, the FOF Trust, and ETF Trust are the “AIM Complex”). There are currently six Trustees, one of whom is an “interested person” of the Trust within the meaning of that term under the
1940 Act. The Trustees and Officers of the Trust, their addresses, years of birth, their positions held with the Trust, their terms of office with the Trust and length of time served, their principal occupation(s) during the past five years, the number of portfolios in the Trust they oversee, and their other directorships held during the past five years are as follows:
Independent Trustees
(1)
Name, Address, and Birth Year
Positions
Held with
AIM
Complex
Term of
Office
(2)
/Length
of Time Served
Principal Occupation(s)
During Past 5 Years
Number of
Portfolios
Overseen
for the AIM
Complex
Other
Directorships
Held Outside of
the AIM
Complex
During Past
5 Years
Peggy L. Ettestad (1957)
5701 Golden Hills Drive
Minneapolis, MN 55416
Lead
Independent
Trustee
Since 10/14 (Trustee
since 2/07)
Managing Director, Red Canoe Management Consulting LLC, 2008 to
present
56 None
Tamara Lynn Fagely (1958)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 12/17 Retired; previously, Chief Operations Officer, Hartford Funds, 2012 to
2013
56 Diamond Hill Funds
(10 Funds)
Richard H. Forde (1953)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 12/17 Retired; previously, Member of the Board and Chairman of the Finance and Investment Committee, Connecticut Water Service, Inc., 2013 to
2019
56 Connecticut Water
Service, Inc.
Jack Gee (1959)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 01/22 Retired; previously, Managing Director, BlackRock, Inc., Treasurer and
Chief Financial Officer U.S. iShares, 2004 to 2019
56 TWC ETF Trust (3
Funds);
Esoterica Thematic
Trust (2019 - 2020)
Claire R. Leonardi (1955)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 02/04 Retired; previously, CEO, Health eSense Inc. (a medical device company),
2015 to 2018, and Connecticut Innovations, Inc. (a venture capital firm),
2012 to 2015
56 None

21
Interested Trustee
(3)
(1) Each of the Independent Trustees is a member of the Audit and Operational Risk Oversight Committee.
(2) Indefinite.
(3) Is an “interested person,” as defined by the 1940 Act, due to employment by Allianz Life and the Manager.
Officers
(1) Indefinite.
(2) The Manager and the Trust are parties to a Compliance Services Agreement under which the Manager provides an employee of the Manager or one of its affiliates to act as the
Trust’s Chief Compliance Officer.
The Fund’s Statement of Additional Information (“SAI”) contains additional information about the Trust’s Trustees and Officers. The SAI is available without charge, upon request, by calling toll-free 800-624-0197 or at https://www.allianzlife.com.
Name, Address, and Birth Year
Positions
Held with
AIM
Complex
Term of
Office
(2)
/Length
of Time Served
Principal Occupation(s)
During Past 5 Years
Number of
Portfolios
Overseen
for the AIM
Complex
Other
Directorships
Held Outside of
the AIM
Complex
During Past
5 Years
Brian Muench (1970)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 06/11 President, Allianz Investment Management LLC, 2010 to present; Vice
President, Allianz Life, 2011 to present
56 None
Name, Address, and Birth Year
Positions Held with AIM
Complex
Term of Office
(1)
/
Length of Time
Served Principal Occupation(s) During Past 5 Years
Brian Muench (1970)
5701 Golden Hills Drive
Minneapolis, MN 55416
President Since 11/10 President, Allianz Investment Management LLC, 2010 to present; Vice President,
Allianz Life, 2011 to present
Amanda Farren (1978)
5701 Golden Hills Drive
Minneapolis, MN 55416
Secretary Since 02/24 Chief Legal Officer, Allianz Investment Management LLC; Senior Counsel, Allianz
Life, January 2024 to present; Senior Vice President and Director, The Bank of
New York Mellon, 2023; Vice President and Director, The Bank of New York
Mellon, 2015 -2023
Bashir C. Asad (1963)
Citi Fund Services Ohio, Inc.
4400 Easton Commons, Suite 200
Columbus, OH 43219
Treasurer, Principal Accounting
Officer and Principal Financial Officer
Since 06/16 Senior Vice President, Citi Fund Services Ohio, Inc., 2011 to present
Chris R. Pheiffer (1968)
5701 Golden Hills Drive
Minneapolis, MN 55416
Chief Compliance Officer
(2)
and
Anti-Money Laundering Compliance
Officer
Since 02/14 Chief Compliance Officer of the Trust and the FOF Trust, 2014 to present, and the
ETF Trust, 2020 to present
Michael Tanski (1970)
5701 Golden Hills Drive
Minneapolis, MN 55416
Vice President Since 04/09 Assistant Vice President, Allianz Investment Management LLC, 2013 to present
Laura Quade (1969)
5701 Golden Hills Drive
Minneapolis, MN 55416
Vice President Since 08/23 Vice President, Allianz Investment Management LLC, 2023 to present, previously
Director at Wealth Enhancement Group, November 2019 to November 2022; Vice
President, Head of Operations at Hartford Funds 2014 to 2019

ANNRPT1223 02/24
The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® International Index Fund
Annual Report
December 31, 2023

AZL® International Index Fund
Management Discussion and Analysis

Consolidated Expense Examples and Portfolio Composition

Consolidated Schedule of Portfolio Investments

Consolidated Statement of Assets and Liabilities

Consolidated Statement of Operations

Consolidated Statements of Changes in Net Assets

Consolidated Financial Highlights

Notes to the Consolidated Financial Statements

Report of Independent Registered Public Accounting Firm

Other Information

Approval of Investment Advisory and Subadvisory Agreements

Information about the Board of Trustees and Officers

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

1
AZL® International Index Fund Review (Unaudited)
Allianz Investment Management LLC serves
as the Manager for the AZL
®
International
Index Fund and BlackRock Investment
Management, LLC serves as Subadviser to
the Fund.
What factors affected the Fund’s performance
during the year ended December 31, 2023?*
For the year ended December 31, 2023, the AZL® International
Index Fund, Class 2 (the “Fund”) returned 17.33%. That
compared to an 18.24% (net) return for its benchmark, the
MSCI EAFE Index.
1
The Fund seeks investment results, before fees, expenses, and fair value adjustments to its portfolio at the close of the New
York Stock Exchange, that correspond to the performance of the
MSCI EAFE Index, which is designed to provide a comprehensive measure of international equity markets comprised of large- and mid-cap stocks across developed markets in Europe, Australasia, and the Far East.
Cooling inflation helped buoy non-U.S. developed market
equities during the first quarter of 2023. Banking sector news dampened market sentiment until central banks reassured
investors. Eurozone equities rose on optimism that the region would avoid a recession, while reopening to tourism supported
Japanese equities gains.
Equity markets posted gains across the second quarter,
supported by resilient corporate earnings data, particularly in the information technology sector led by semiconductor companies.
Both the European Central Bank (ECB) and the Bank of England
(BoE) raised rates during the quarter in response to increased inflation. A weaker yen helped Japanese equities post gains
for the quarter, as did a strong corporate earnings season and improved sentiment toward the semiconductor industry.
Concerns about global growth and persistent inflation dampened market performance in the third quarter, pushing stocks lower.
The ECB raised rates in July and September but signaled a
likely pause in future hikes. The BoE chose not to raise rates, but indicated it expected rates to remain high for an extended period. Japanese equity markets rallied on rising rates and
robust earnings, with support from a weaker yen and strong
domestic demand.
Equity markets rallied across the fourth quarter on signs of cooling inflation and resilient economic data. Central banks did not raise rates during the quarter, and investors grew optimistic for potential rate cuts in 2024. In Japan, consumer price growth increased, raising hopes for an end to the nation’s persistent deflation.
The Fund underperformed its benchmark for the year ended
December 31, 2023 primarily due to the impacts of fair value adjustments and expenses incurred by the Fund.
The Fund uses exchange traded equity index futures for the
purpose of efficient portfolio management, and these derivatives did not have a significant impact on the Fund’s return in 2023.
Past performance does not guarantee future results.
* The Fund’s portfolio composition is subject to change. There is no guarantee that any sectors mentioned will continue to
perform as described or that securities in such sectors will be held by the Fund in the future. The information contained in this commentary is for informational purposes only and should not be construed as a recommendation to purchase or sell
securities in the sector mentioned. The Fund’s holdings and
weightings are as of December 31, 2023.
1
For a complete description of the Fund’s performance
benchmarks please refer to page 2 of this report.

2
AZL® International Index Fund Review (Unaudited)
Fund Objective
The Fund’s investment objective is to seek to
match the performance of the MSCI EAFE Index
(the “Index”) as closely as possible. This objective
may be changed by the Trustees of the Fund
without shareholder approval. The Fund seeks to
achieve its objective by investing at least 80% of
its net assets in a statistically selected sampling
of equity securities of companies included in the
MSCI EAFE Index and in derivative instruments
linked to the MSCI EAFE Index, primarily futures
contracts.
Investment Concerns
Equity securities (stocks) are more volatile and
carry more risk than other forms of investments,
including investments in high-grade fixed income
securities. The net asset value per share of this
Fund will fluctuate as the value of the securities in
the portfolio changes.
International investing may involve risk of capital
loss from unfavorable fluctuations in currency
values, from differences in generally accepted
accounting principles or from economic or political
instability in other nations.
The performance of the Fund is expected to be
lower than that of the Index because of Fund fees
and expenses. Securities in which the Fund will
invest may involve substantial risk and may be
subject to sudden severe price declines.
Investing in derivative instruments involves risks
that may be different from or greater than the risk
associated with investing directly in securities or
other traditional instruments.
For a complete description of these and other risks
associated with investing in the Fund, please refer
to the Fund’s prospectus.
Growth of $10,000 Investment
The chart above represents a comparison of a hypothetical investment in the Fund versus a similar investment in the Fund’s benchmarks and represents the reinvestment of dividends and capital gains in the Fund.
Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.Allianzlife.com.
The above expense ratios are based on the current Fund prospectus dated May 1, 2023. The Manager and the Fund have entered into a written agreement limiting operating expenses, excluding certain expenses (such as interest expense), to 0.52%
for Class 1 Shares and 0.77% for Class 2 Shares through April 30, 2025. Additional information pertaining to the December
31, 2023 expense ratios can be found in the Financial Highlights.
The total return of the Fund does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Such charges, fees and tax payments would reduce the performance quoted.
The Fund’s performance is measured against the MSCI EAFE Index, which is an unmanaged free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The Index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Index noted as “gross of withholding taxes” reflects the maximum possible reinvestment of dividends with no adjustment for withholding tax deductions or tax credits. The
Index noted as “net of withholding taxes” reflects the reinvestment of dividends after the deduction of withholding taxes, using (for international indexes) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. The Fund’s performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index.
Average Annual Total Returns as of December 31, 2023
Inception
Date
1
Year
3
Year
5
Year
10
Year
Since
Inception
  AZL
®
International Index Fund, Class 1
10/17/2016
17.55% 3.75% 7.91% –% 6.63%
  AZL
®
International Index Fund, Class 2
5/1/2009
17.33% 3.50% 7.66% 3. 72% 6.63%
  MSCI EAFE Index (Gross)
5/1/2009
18.85% 4.53% 8.69% 4.78% 7.80%
  MSCI EAFE Index (Net)
5/1/2009
18.24% 4.02% 8.16% 4.28% 7.30%
Expense Ratio Gross
  AZL
®
International Index Fund, Class 1 0.43%
  AZL
®
International Index Fund, Class 2 0.68%

AZL International Index Fund
3
Consolidated Expense Examples
(Unaudited)
As a shareholder of the AZL International Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.
The
Actual Expense
table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The
Hypothetical Expense
table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Beginning
Account Value
7/1/23
Ending
Account Value
12/31/23
Expenses Paid
During Period
7/1/23 - 12/31/23*
Annualized Expense
Ratio During Period
7/1/23 - 12/31/23
AZL International Index Fund, Class 1 $1,000.00 $1,052.80 $2.54 0.49%
AZL International Index Fund, Class 2 $1,000.00 $1,051.40 $3.83 0.74%
Beginning
Account Value
7/1/23
Ending
Account Value
12/31/23
Expenses Paid
During Period
7/1/23 - 12/31/23*
Annualized Expense
Ratio During Period
7/1/23 - 12/31/23
AZL International Index Fund, Class 1 $1,000.00 $1,022.74 $2.50 0.49%
AZL International Index Fund, Class 2 $1,000.00 $1,021.48 $3.77 0.74%
* Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).
Portfolio Composition
(Unaudited)
Investments
Percent
of Net Assets
Financials 18.8%
Industrials 16.3
Health Care 12.6
Consumer Discretionary 11.8
Consumer Staples 9.3
Information Technology 8.5
Materials 7.8
Energy 4.3
Communication Services 4.1
Utilities 3.4
Real Estate 2.4
Total Common Stocks and Preferred Stocks 99.3
A ffiliated Investment Company 0.4
Total Investment Securities 99.7
Net other assets (liabilities) 0.3
Net Assets 100.0%

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
December 31, 2023
4
See accompanying notes to the financial statements.
Shares Value
Common Stocks (98.9%):
Aerospace & Defense (1.9%):
45,316 Airbus SE $ 6,993,959
235,965 BAE Systems plc 3,337,763
1,522 Dassault Aviation SA 301,124
1,993 Elbit Systems, Ltd. 423,864
7,036 Kongsberg Gruppen ASA 322,211
21,426 Leonardo SpA 353,442
107,096 Melrose Industries plc 773,623
4,024 MTU Aero Engines AG 867,186
3,321 Rheinmetall AG 1,052,623
653,659 Rolls-Royce Holdings plc* 2,488,915
6,378 Saab AB, Class B 384,431
26,135 Safran SA 4,609,706
127,200 Singapore Technologies Engineering, Ltd. 374,423
8,198 Thales SA 1,212,287
23,495,557
Air Freight & Logistics (0.6%):
75,327 Deutsche Post AG 3,730,878
14,115 DSV A/S 2,483,433
5,800 NIPPON EXPRESS HOLDINGS, Inc. 329,164
25,400 SG Holdings Co., Ltd. 363,877
21,600 Yamato Holdings Co., Ltd. 398,663
7,306,015
Automobile Components (0.6%):
10,600 Aisin Corp. 369,382
44,600 Bridgestone Corp. 1,842,254
51,143 Cie Generale des Etablissements Michelin SCA 1,837,473
8,230 Continental AG 699,870
144,500 Denso Corp. 2,167,654
16,300 Koito Manufacturing Co., Ltd. 253,275
54,000 Sumitomo Electric Industries, Ltd. 685,434
7,855,342
Automobiles (3.1%):
24,612 Bayerische Motoren Werke AG 2,737,072
9,763 Ferrari NV 3,290,076
356,300 Honda Motor Co., Ltd. 3,683,583
44,700 Isuzu Motors, Ltd. 573,552
41,400 Mazda Motor Corp. 439,205
61,822 Mercedes-Benz Group AG 4,269,101
178,600 Nissan Motor Co., Ltd. 697,265
14,578 Renault SA 596,423
440 Stellantis NV Milan 10,303
168,077 Stellantis NV Paris 3,939,633
47,400 Subaru Corp. 865,114
28,200 Suzuki Motor Corp. 1,214,034
814,930 Toyota Motor Corp. 14,961,612
2,396 Volkswagen AG 313,333
45,248 Volvo Car AB, Class B* 146,498
67,500 Yamaha Motor Co., Ltd. 600,730
38,337,534
Banks (9.8%):
36,743 ABN AMRO Bank NV 552,008
114,136 AIB Group plc 488,320
230,253 ANZ Group Holdings, Ltd. 4,055,638
454,293 Banco Bilbao Vizcaya Argentaria SA 4,138,662
93,554 Banco BPM SpA 493,904
Shares Value
Common Stocks, continued
Banks, continued
1,244,014 Banco Santander SA $ 5,192,379
96,434 Bank Hapoalim BM 867,089
116,670 Bank Leumi Le-Israel BM 941,027
80,996 Bank of Ireland Group plc 734,091
2,155 Banque Cantonale Vaudoise, Registered Shares 278,103
1,150,536 Barclays plc 2,240,556
80,326 BNP Paribas SA 5,564,794
278,000 BOC Hong Kong Holdings, Ltd. 752,292
315,366 CaixaBank SA 1,297,523
41,200 Chiba Bank, Ltd. (The) 297,089
81,048 Commerzbank AG 962,532
128,804 Commonwealth Bank of Australia 9,786,020
78,500 Concordia Financial Group, Ltd. 358,078
82,464 Credit Agricole SA 1,169,959
53,104 Danske Bank A/S 1,418,672
140,700 DBS Group Holdings, Ltd. 3,555,693
72,168 DNB Bank ASA 1,533,835
26,256 Erste Group Bank AG 1,065,147
45,709 FinecoBank Banca Fineco SpA 686,673
58,300 Hang Seng Bank, Ltd. 677,367
1,496,159 HSBC Holdings plc 12,082,283
275,575 ING Groep NV 4,124,856
1,187,584 Intesa Sanpaolo SpA 3,466,235
92,143 Israel Discount Bank, Ltd., Class A 461,468
112,900 Japan Post Bank Co., Ltd. 1,149,456
19,310 KBC Group NV 1,252,758
4,851,270 Lloyds Banking Group plc 2,936,999
45,023 Mediobanca Banca di Credito Finanziario SpA 556,958
880,800 Mitsubishi UFJ Financial Group, Inc. 7,580,973
12,599 Mizrahi Tefahot Bank, Ltd. 488,758
186,863 Mizuho Financial Group, Inc. 3,196,413
241,868 National Australia Bank, Ltd. 5,043,584
428,442 NatWest Group plc 1,195,536
242,710 Nordea Bank Abp 3,003,031
266,499 Oversea-Chinese Banking Corp., Ltd. 2,618,395
164,887 Resona Holdings, Inc. 835,160
317,881 Sberbank of Russia*(a)(b) —
33,000 Shizuoka Financial Group, Inc. 279,215
12,770 SinoPac Financial Holdings Co., Ltd. 8,185
120,404 Skandinaviska Enskilda Banken AB, Class A 1,657,975
55,490 Societe Generale SA 1,479,222
176,105 Standard Chartered plc 1,489,379
96,969 Sumitomo Mitsui Financial Group, Inc. 4,724,040
50,606 Sumitomo Mitsui Trust Holdings, Inc. 970,642
111,179 Svenska Handelsbanken AB, Class A 1,207,130
64,296 Swedbank AB, Class A 1,299,538
3,719 TCS Group Holding plc, GDR*(a) —
— Turkiye Is Bankasi AS, Class C —
123,968 UniCredit SpA 3,362,517
95,173 United Overseas Bank, Ltd. 2,048,897
97,280,589 VTB Bank PJSC*(a)(b) —
269,760 Westpac Banking Corp. 4,196,863
121,823,917
Beverages (1.8%):
65,922 Anheuser-Busch InBev SA/NV 4,258,406
36,800 Asahi Group Holdings, Ltd. 1,369,914
137,100 Budweiser Brewing Co. APAC, Ltd. 255,971
7,856 Carlsberg AS, Class B 984,843

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
December 31, 2023
5
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Beverages, continued
15,762 Coca-Cola Europacific Partners plc $ 1,048,377
16,149 Coca-Cola HBC AG 473,941
39,691 Davide Campari-Milano NV, Class M 447,578
171,721 Diageo plc 6,234,711
9,544 Heineken Holding NV 808,915
22,197 Heineken NV 2,258,133
61,600 Kirin Holdings Co., Ltd. 902,023
15,648 Pernod Ricard SA 2,766,664
1,876 Remy Cointreau SA 238,319
10,600 Suntory Beverage & Food, Ltd. 349,258
60,896 Treasury Wine Estates, Ltd. 445,936
22,842,989
Biotechnology (0.9%):
4,560 Argenx SE* 1,732,612
110 Celltrion, Inc. 17,170
37,054 CSL, Ltd. 7,222,463
4,983 Genmab A/S* 1,587,524
22,071 Grifols SA* 378,231
15,220 Swedish Orphan Biovitrum AB* 403,277
11,341,277
Broadline Retail (0.7%):
7,159 Global-e Online, Ltd.* 283,711
2,694 Hanwha Galleria Corp.* 2,837
9,068 Next plc 935,916
965 Ozon Holdings plc, Series AD, ADR*(a) —
29,100 Pan Pacific International Holdings Corp. 692,665
112,897 Prosus NV 3,365,810
109,300 Rakuten Group, Inc. 485,725
88,038 Wesfarmers, Ltd. 3,416,491
9,183,155
Building Products (1.0%):
14,700 AGC, Inc. 544,890
75,863 Assa Abloy AB, Class B 2,186,338
34,509 Cie de Saint-Gobain SA 2,551,469
20,200 Daikin Industries, Ltd. 3,281,748
2,596 Geberit AG, Registered Shares 1,668,983
11,820 Kingspan Group plc 1,021,376
112,612 Nibe Industrier AB, Class B^ 796,203
817 ROCKWOOL A/S, Class B 239,048
10,800 TOTO, Ltd. 284,387
131,000 Xinyi Glass Holdings, Ltd. 146,722
12,721,164
Capital Markets (2.9%):
74,114 3i Group plc 2,280,959
154,007 abrdn plc 349,880
4,937 Amundi SA 337,582
14,457 ASX, Ltd. 620,114
100,600 Daiwa Securities Group, Inc. 674,338
149,381 Deutsche Bank AG, Registered Shares 2,038,591
14,695 Deutsche Boerse AG 3,025,095
28,691 EQT AB 816,226
6,467 Euronext NV 561,467
4,262 Futu Holdings, Ltd., ADR* 232,833
27,012 Hargreaves Lansdown plc 251,649
92,193 Hong Kong Exchanges & Clearing, Ltd. 3,154,521
38,300 Japan Exchange Group, Inc. 808,195
Shares Value
Common Stocks, continued
Capital Markets, continued
16,210 Julius Baer Group, Ltd. $ 911,112
32,003 London Stock Exchange Group plc 3,782,467
28,448 Macquarie Group, Ltd. 3,544,621
235,900 Nomura Holdings, Inc. 1,063,457
1,732 Partners Group Holding AG 2,504,828
18,590 SBI Holdings, Inc. 417,028
63,052 Schroders plc 344,100
64,600 Singapore Exchange, Ltd. 480,312
41,470 St James's Place plc 360,071
45,462 The Moscow Exchange(a)(b) —
252,526 UBS Group AG 7,845,478
36,404,924
Chemicals (3.2%):
40,037 Air Liquide SA 7,787,402
12,787 Akzo Nobel NV 1,056,392
4,464 Arkema SA 507,723
94,300 Asahi Kasei Corp. 697,884
68,737 BASF SE 3,700,862
8,009 Chr Hansen Holding A/S 671,526
17,007 Clariant AG, Registered Shares 251,820
14,675 Covestro AG* 853,448
10,358 Croda International plc 665,502
14,106 DSM-Firmenich AG 1,436,029
509 EMS-Chemie Holding AG 412,397
19,011 Evonik Industries AG 388,103
710 Givaudan SA, Registered Shares 2,954,508
2,389 Hanwha Solutions Corp.* 72,225
53,836 ICL Group, Ltd. 271,898
14,100 JSR Corp.^ 401,755
97,000 Mitsubishi Chemical Group Corp. 592,813
13,900 Mitsui Chemicals, Inc. 411,113
75,100 Nippon Paint Holdings Co., Ltd. 605,290
13,900 Nippon Sanso Holdings Corp. 370,725
8,900 Nissan Chemical Corp. 346,536
10,800 Nitto Denko Corp. 805,308
15,390 Novozymes A/S, B Shares 847,526
8,000 OCI NV 232,543
34,383 Orica, Ltd. 372,432
1,447 PhosAgro PJSC(a)(b) —
27 Phosagro Public Joint Stock Co., GDR*(a) —
140,800 Shin-Etsu Chemical Co., Ltd. 5,884,336
11,576 Sika AG, Registered Shares 3,783,399
121,000 Sumitomo Chemical Co., Ltd. 294,784
5,641 Syensqo SA* 586,914
10,167 Symrise AG 1,118,136
104,900 Toray Industries, Inc. 546,081
19,100 Tosoh Corp. 243,461
17,362 Umicore SA 477,104
1,454 Wacker Chemie AG 183,473
12,572 Yara International ASA 446,910
40,278,358
Commercial Services & Supplies (0.4%):
105,801 Brambles, Ltd. 979,409
16,500 Dai Nippon Printing Co., Ltd. 486,940
195,379 Rentokil Initial plc 1,109,406
16,100 Secom Co., Ltd. 1,157,461
37,053 Securitas AB, Class B 363,738

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
December 31, 2023
6
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Commercial Services & Supplies, continued
18,900 TOPPAN Holdings, Inc. $ 525,930
4,622,884
Communications Equipment (0.2%):
418,790 Nokia Oyj 1,438,608
223,268 Telefonaktiebolaget LM Ericsson, Class B 1,411,451
2,850,059
Construction & Engineering (0.8%):
15,866 ACS Actividades de Construccion y Servicios SA 704,159
15,004 Bouygues SA 566,489
5,855 Eiffage SA 628,396
39,327 Ferrovial SE 1,435,446
31,800 Kajima Corp. 529,630
49,300 Obayashi Corp. 425,714
41,000 Shimizu Corp. 272,465
24,861 Skanska AB, Class B 449,939
13,600 Taisei Corp. 464,474
38,692 Vinci SA 4,858,797
10,335,509
Construction Materials (0.7%):
54,369 CRH plc 3,745,960
11,171 Heidelberg Materials AG 997,974
39,573 Holcim AG 3,108,502
34,080 James Hardie Industries plc, Series CDI* 1,315,138
9,167,574
Consumer Finance (0.0%
†
):
— Isracard, Ltd. 1
Consumer Staples Distribution & Retail (1.2%):
50,000 Aeon Co., Ltd. 1,115,707
45,046 Carrefour SA 824,326
102,208 Coles Group, Ltd. 1,119,651
118,540 Endeavour Group, Ltd. 420,014
12,116 HelloFresh SE* 191,885
133,541 J Sainsbury plc 513,887
21,353 Jeronimo Martins SGPS SA 542,858
19,670 Kesko Oyj, Class B 389,776
11,400 Kobe Bussan Co., Ltd. 336,478
73,866 Koninklijke Ahold Delhaize NV 2,120,591
26,100 MatsukiyoCocokara & Co. 461,377
47,375 Ocado Group plc* 455,110
57,500 Seven & i Holdings Co., Ltd. 2,277,614
543,917 Tesco plc 2,011,594
93,177 Woolworths Group, Ltd. 2,357,486
3,565 X5 Retail Group NV, GDR*(a) —
15,138,354
Containers & Packaging (0.1%):
23,221 SIG Group AG 534,624
20,419 Smurfit Kappa Group plc 804,844
1,339,468
Distributors (0.0%
†
):
1,697 D'ieteren Group 331,909
Diversified Consumer Services (0.1%):
18,013 IDP Education, Ltd. 245,054
Shares Value
Common Stocks, continued
Diversified Consumer Services, continued
48,999 Pearson plc $ 601,539
846,593
Diversified REITs (0.2%):
167 Daiwa House REIT Investment Corp. 297,797
160,534 GPT Group (The) 505,021
324 KDX Realty Investment Corp. 369,178
51,805 Land Securities Group plc 463,610
294,602 Mirvac Group 417,147
322 Nomura Real Estate Master Fund, Inc. 376,148
178,980 Stockland 542,368
2,971,269
Diversified Telecommunication Services (1.7%):
508,140 BT Group plc 798,041
42,634 Cellnex Telecom SA 1,684,293
247,095 Deutsche Telekom AG 5,933,009
10,800 Elisa Oyj 500,782
276,525 HKT Trust & HKT, Ltd. 330,788
28,522 Infrastrutture Wireless Italiane SpA 361,214
250,757 Koninklijke KPN NV 863,122
2,312,600 Nippon Telegraph & Telephone Corp. 2,823,836
143,346 Orange SA 1,630,550
634,700 Singapore Telecommunications, Ltd. 1,186,404
142,233 Spark New Zealand, Ltd. 465,718
1,999 Swisscom AG, Registered Shares 1,203,271
761,503 Telecom Italia SpA/Milano*^ 247,746
375,606 Telefonica SA^ 1,474,696
53,260 Telenor ASA 611,889
169,922 Telia Co. AB 433,592
305,854 Telstra Group, Ltd. 823,932
21,372,883
Electric Utilities (1.9%):
2,028 Acciona SA 299,467
1,549 BKW AG 275,738
49,000 Chubu Electric Power Co., Inc. 632,339
52,070 CK Infrastructure Holdings, Ltd. 289,323
125,500 CLP Holdings, Ltd. 1,034,475
236,366 EDP - Energias de Portugal SA 1,194,028
2,469 Elia Group SA/NV 309,050
26,114 Endesa SA^ 532,345
621,442 Enel SpA 4,624,878
33,332 Fortum Oyj 483,642
462,180 Iberdrola SA 6,043,628
952,130 Inter Rao Ues PJSC*(a)(b) —
54,000 Kansai Electric Power Co., Inc. (The) 715,260
47,377 Mercury NZ, Ltd. 197,593
131,008 Origin Energy, Ltd. 755,930
13,975 Orsted AS 771,799
105,500 Power Assets Holdings, Ltd. 610,789
30,305 Redeia Corp. SA 499,422
84,709 SSE plc 1,997,984
107,486 Terna - Rete Elettrica Nazionale 896,702
122,700 Tokyo Electric Power Co. Holdings, Inc.* 640,616
5,165 Verbund AG 480,129
23,285,137
Electrical Equipment (1.9%):
122,111 ABB, Ltd., Registered Shares 5,428,115

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
December 31, 2023
7
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Electrical Equipment, continued
10,100 Fuji Electric Co., Ltd. $ 432,791
20,277 Legrand SA 2,111,770
146,700 Mitsubishi Electric Corp. 2,071,197
31,600 NIDEC Corp. 1,287,933
20,809 Prysmian SpA 948,585
41,572 Schneider Electric SE 8,369,400
40,267 Siemens Energy AG* 533,508
76,947 Vestas Wind Systems A/S* 2,446,661
23,629,960
Electronic Equipment, Instruments & Components (1.4%):
8,200 Azbil Corp. 270,277
28,976 Halma plc 841,727
10,200 Hamamatsu Photonics KK 418,155
157,083 Hexagon AB, Class B 1,893,218
2,114 Hirose Electric Co., Ltd. 238,946
9,300 Ibiden Co., Ltd. 512,398
14,980 Keyence Corp. 6,567,315
98,800 Kyocera Corp. 1,436,319
132,500 Murata Manufacturing Co., Ltd. 2,798,655
13,900 Omron Corp. 645,516
18,100 Shimadzu Corp. 504,441
29,900 TDK Corp. 1,417,580
17,300 Yokogawa Electric Corp. 328,663
17,873,210
Energy Equipment & Services (0.0%
†
):
36,150 Tenaris SA 628,468
Entertainment (0.8%):
58,057 Bollore SE 363,520
13,400 Capcom Co., Ltd. 432,759
8,260 Koei Tecmo Holdings Co., Ltd. 94,000
7,100 Konami Group Corp. 370,470
26,900 Nexon Co., Ltd. 488,605
80,100 Nintendo Co., Ltd. 4,186,312
27,429 Sea, Ltd., ADR* 1,110,875
6,500 Square Enix Holdings Co., Ltd. 232,955
9,200 Toho Co., Ltd. 310,674
62,961 Universal Music Group NV 1,797,682
9,387,852
Financial Services (1.1%):
1,661 Adyen NV* 2,140,934
19,213 Edenred SE 1,153,455
3,632 Eurazeo SE 288,747
7,192 EXOR NV 720,906
6,764 Groupe Bruxelles Lambert NV 533,017
10,704 Industrivarden AB, Class A 349,860
11,693 Industrivarden AB, Class C^ 381,439
131,893 Investor AB, Class B 3,062,303
6,582 L E Lundbergforetagen AB, Class B 357,911
166,799 M&G plc 471,443
62,300 Mitsubishi HC Capital, Inc. 417,825
44,818 Nexi SpA* 367,414
89,400 ORIX Corp. 1,675,306
1,204 Sofina SA 299,593
15,937 Washington H Soul Pattinson & Co., Ltd. 355,619
48,972 Wise plc, Class A* 543,579
Shares Value
Common Stocks, continued
Financial Services, continued
19,597 Worldline SA* $ 340,316
13,459,667
Food & Staples Retailing (0.0%
†
):
2,004 Magnit PJSC*(a)(b) —
Food Products (3.0%):
33,600 Ajinomoto Co., Inc. 1,298,693
27,030 Associated British Foods plc 814,634
273 Barry Callebaut AG, Registered Shares 461,513
274,400 China Huishan Dairy Holdings Co., Ltd.*(a) —
8 Chocoladefabriken Lindt & Spruengli AG 970,481
73 Chocoladefabriken Lindt & Spruengli AG, Class PC 877,092
49,036 Danone SA 3,180,110
7,602 JDE Peet's NV 204,647
12,854 Kerry Group plc, Class A 1,114,676
10,100 Kikkoman Corp. 616,754
32 Lotus Bakeries NV 290,669
16,904 MEIJI Holdings Co., Ltd. 400,923
31,757 Mowi ASA 568,803
204,106 Nestle SA, Registered Shares 23,629,716
15,300 Nissin Foods Holdings Co., Ltd. 533,582
61,109 Orkla ASA 473,989
5,798 Salmar ASA 324,659
664,797 WH Group, Ltd. 428,820
145,100 Wilmar International, Ltd. 391,656
21,200 Yakult Honsha Co., Ltd. 475,473
37,056,890
Gas Utilities (0.3%):
89,389 APA Group 519,068
18,899 Enagas SA 318,805
918,135 Hong Kong & China Gas Co., Ltd. 706,336
9,526 Naturgy Energy Group SA^ 284,052
30,400 Osaka Gas Co., Ltd. 634,593
153,285 Snam SpA 788,861
29,800 Tokyo Gas Co., Ltd. 683,242
3,934,957
Ground Transportation (0.6%):
139,342 Aurizon Holdings, Ltd. 359,798
55,500 Central Japan Railway Co. 1,407,425
23,413 East Japan Railway Co. 1,347,093
148,794 Grab Holdings, Ltd.* 501,436
16,800 Hankyu Hanshin Holdings, Inc. 534,082
10,500 Keisei Electric Railway Co., Ltd. 494,190
12,800 Kintetsu Group Holdings Co., Ltd. 405,279
129,494 MTR Corp., Ltd. 504,894
23,500 Odakyu Electric Railway Co., Ltd. 357,766
14,300 Tobu Railway Co., Ltd. 383,151
40,500 Tokyu Corp. 493,538
16,800 West Japan Railway Co. 699,713
7,488,365
Health Care Equipment & Supplies (2.0%):
37,991 Alcon, Inc. 2,976,969
17,500 Asahi Intecc Co., Ltd. 354,817
3,108 BioMerieux 346,199
2,842 Carl Zeiss Meditec AG, Class BR 310,105
5,032 Cochlear, Ltd. 1,022,213

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
December 31, 2023
8
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
10,479 Coloplast A/S, Class B $ 1,198,259
7,748 Demant A/S* 340,680
1,912 DiaSorin SpA 197,147
22,429 EssilorLuxottica SA 4,507,527
43,974 Fisher & Paykel Healthcare Corp., Ltd. 656,190
17,368 Getinge AB, B Shares 387,530
133 HLB, Inc.* 5,217
26,900 Hoya Corp. 3,346,004
60,923 Koninklijke Philips NV* 1,422,614
90,600 Olympus Corp. 1,307,685
21,692 Siemens Healthineers AG 1,260,367
65,734 Smith & Nephew plc 899,689
3,793 Sonova Holding AG 1,240,711
8,629 Straumann Holding AG, Class R 1,396,351
12,500 Sysmex Corp. 694,670
51,400 Terumo Corp. 1,677,498
25,548,442
Health Care Providers & Services (0.3%):
10,391 Amplifon SpA 360,563
105 Celltrion Healthcare Co., Ltd.* 6,189
11,228 EBOS Group, Ltd. 251,765
15,701 Fresenius Medical Care AG 656,474
32,423 Fresenius SE & Co. KGaA 1,006,233
15,256 Ramsay Health Care, Ltd. 545,436
34,633 Sonic Healthcare, Ltd. 755,886
3,582,546
Health Care Technology (0.0%
†
):
36,000 M3, Inc. 592,940
Hotels, Restaurants & Leisure (1.8%):
15,334 Accor SA 586,434
34,450 Amadeus IT Group SA 2,470,423
45,638 Aristocrat Leisure, Ltd. 1,265,091
131,711 Compass Group plc 3,598,299
13,159 Delivery Hero SE* 363,314
48,536 Entain plc 612,957
14,265 Evolution AB 1,707,932
13,724 Flutter Entertainment plc* 2,416,619
164,000 Galaxy Entertainment Group, Ltd. 916,672
437,457 Genting Singapore, Ltd. 332,164
12,662 InterContinental Hotels Group plc 1,143,394
7,421 La Francaise des Jeux SAEM 269,348
169,008 Lottery Corp., Ltd. (The) 555,975
7,029 McDonald's Holdings Co. Japan, Ltd. 304,492
17,520 Meituan, Class W* 184,669
83,400 Oriental Land Co., Ltd. 3,098,091
184,732 Sands China, Ltd.* 539,106
6,718 Sodexo SA 739,480
15,373 Whitbread plc 714,037
7,400 Zensho Holdings Co., Ltd. 386,445
22,204,942
Household Durables (1.2%):
71,626 Barratt Developments plc 512,259
8,253 Berkeley Group Holdings plc 491,637
11,900 Iida Group Holdings Co., Ltd. 177,667
6,700 Open House Group Co., Ltd. 198,034
167,400 Panasonic Holdings Corp. 1,641,586
Shares Value
Common Stocks, continued
Household Durables, continued
23,175 Persimmon plc $ 408,670
1,891 SEB SA 236,094
29,700 Sekisui Chemical Co., Ltd. 427,210
46,900 Sekisui House, Ltd. 1,039,295
16,000 Sharp Corp.^ 113,778
97,100 Sony Group Corp. 9,201,985
259,842 Taylor Wimpey plc 485,654
14,933,869
Household Products (0.5%):
47,177 Essity AB, Class B 1,169,516
7,943 Henkel AG & Co. KGaA 569,683
55,327 Reckitt Benckiser Group plc 3,816,261
30,900 Unicharm Corp. 1,116,468
6,671,928
Independent Power and Renewable Electricity Producers
(0.3%):
18,495 ACEN Corp. 1,462
6,231 Corp ACCIONA Energias Renovables SA 193,805
19,458 EDP Renovaveis SA 400,538
103,728 Meridian Energy, Ltd. 363,221
48,988 RWE AG 2,226,966
3,185,992
Industrial Conglomerates (1.7%):
204,244 CK Hutchison Holdings, Ltd. 1,099,358
7,191 DCC plc 527,568
1,500 Hikari Tsushin, Inc. 248,061
71,020 Hitachi, Ltd. 5,133,444
12,438 Investment AB Latour, Class B 324,593
6,600 Jardine Cycle & Carriage, Ltd. 148,431
12,100 Jardine Matheson Holdings, Ltd. 498,071
111,400 Keppel, Ltd. 595,783
17,272 Lifco AB, Class B 424,763
58,649 Siemens AG, Registered Shares 10,999,316
26,917 Smiths Group plc 603,876
20,603,264
Industrial REITs (0.4%):
295,783 CapitaLand Ascendas REIT 677,452
340 GLP J-Reit 338,082
132,218 Goodman Group 2,269,757
271,034 Mapletree Logistics Trust 356,306
184 Nippon Prologis REIT, Inc. 354,158
91,552 Segro plc 1,030,295
12,391 Warehouses De Pauw CVA 388,955
5,415,005
Insurance (5.1%):
20,095 Admiral Group plc 686,309
123,644 Aegon, Ltd. 716,643
12,206 Ageas SA/NV 530,625
881,800 AIA Group, Ltd. 7,659,085
30,946 Allianz SE, Registered Shares+ 8,264,578
12,667 ASR Nederland NV 598,888
77,925 Assicurazioni Generali SpA 1,643,626
214,007 Aviva plc 1,183,472
138,411 AXA SA 4,517,524
3,478 Baloise Holding AG, Registered Shares 545,424

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
December 31, 2023
9
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Insurance, continued
72,800 Dai-ichi Life Holdings, Inc. $ 1,545,791
15,186 Gjensidige Forsikring ASA 280,218
4,626 Hannover Rueck SE 1,105,159
2,957 Helvetia Holding AG, Registered Shares 407,647
187,315 Insurance Australia Group, Ltd. 721,522
160,300 Japan Post Holdings Co., Ltd. 1,430,794
15,600 Japan Post Insurance Co., Ltd. 277,009
460,993 Legal & General Group plc 1,469,762
207,807 Medibank Pvt, Ltd. 503,483
33,111 MS&AD Insurance Group Holdings, Inc. 1,299,625
10,460 Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen, Class R 4,330,864
19,973 NN Group NV 790,032
56,342 Phoenix Group Holdings plc 382,629
38,039 Poste Italiane SpA 431,517
212,537 Prudential plc 2,392,098
113,822 QBE Insurance Group, Ltd. 1,147,507
35,077 Sampo Oyj, A Shares 1,534,876
23,225 Sompo Holdings, Inc. 1,134,242
96,869 Suncorp Group, Ltd. 911,870
2,205 Swiss Life Holding AG 1,533,361
23,191 Swiss Re AG 2,609,133
39,836 T&D Holdings, Inc. 632,293
5,045 Talanx AG 359,995
137,000 Tokio Marine Holdings, Inc. 3,420,745
27,304 Tryg A/S 593,947
11,178 Zurich Insurance Group AG 5,845,686
63,437,979
Interactive Media & Services (0.3%):
19,843 Adevinta ASA* 219,506
71,470 Auto Trader Group plc 656,127
27,637 CAR Group, Ltd. 585,042
203,800 LY Corp. 720,666
3,995 REA Group, Ltd.^ 491,519
6,090 Scout24 SE 430,815
28,658 SEEK, Ltd. 519,843
3,760 VK IPJSC, GDR*(a) —
9,068 Yandex NV, Class A*(a) —
3,623,518
Internet & Direct Marketing Retail (0.0%
†
):
321 Ozon Holdings plc, ADR*(a)(b) —
IT Services (0.8%):
5,725 Bechtle AG 286,815
12,005 Capgemini SE 2,511,029
13,500 Fujitsu, Ltd. 2,038,327
19,100 NEC Corp. 1,127,229
29,838 Nomura Research Institute, Ltd. 864,697
48,200 NTT Data Group Corp. 680,807
5,300 Obic Co., Ltd. 910,266
8,700 Otsuka Corp. 357,849
13,500 SCSK Corp. 267,316
15,700 TIS, Inc. 345,298
4,347 Wix.com, Ltd.* 534,768
9,924,401
Leisure Products (0.2%):
45,800 Bandai Namco Holdings, Inc. 915,748
Shares Value
Common Stocks, continued
Leisure Products, continued
5,900 Shimano, Inc. $ 910,904
10,700 Yamaha Corp. 246,686
2,073,338
Life Sciences Tools & Services (0.4%):
2,520 Bachem Holding AG 195,290
10,204 Eurofins Scientific SE 667,539
5,649 Lonza Group AG, Registered Shares 2,377,337
17,108 QIAGEN NV* 744,240
2,016 Sartorius Stedim Biotech 535,381
4,519,787
Machinery (3.0%):
22,193 Alfa Laval AB 890,790
22,536 Alstom SA^ 303,425
204,403 Atlas Copco AB, Class A 3,520,994
120,732 Atlas Copco AB, Class B 1,790,442
24,300 Daifuku Co., Ltd. 489,723
41,285 Daimler Truck Holding AG 1,550,148
50,260 Epiroc AB, Class A 1,008,787
29,884 Epiroc AB, Class B 523,123
73,400 FANUC Corp. 2,159,561
12,696 GEA Group AG 528,334
7,700 Hitachi Construction Machinery Co., Ltd. 203,343
7,500 Hoshizaki Corp. 273,850
25,721 Husqvarna AB, B Shares^ 212,096
20,933 Indutrade AB 546,370
5,878 Knorr-Bremse AG 381,250
72,100 Komatsu, Ltd. 1,878,616
26,333 Kone Oyj, Class B 1,317,589
77,500 Kubota Corp. 1,163,194
16,200 Makita Corp. 445,575
50,641 Metso Oyj 513,128
27,100 MINEBEA MITSUMI, Inc. 554,507
21,600 MISUMI Group, Inc. 364,348
24,800 Mitsubishi Heavy Industries, Ltd. 1,443,259
423 Rational AG 326,761
82,815 Sandvik AB 1,793,060
3,073 Schindler Holding AG, Series PC 769,288
1,644 Schindler Holding AG, Registered Shares 390,398
3,435,869 Seatrium, Ltd.* 306,805
25,498 SKF AB, B Shares 509,572
4,400 SMC Corp. 2,353,324
5,507 Spirax-Sarco Engineering plc 735,491
111,000 Techtronic Industries Co., Ltd. 1,327,683
11,300 Toyota Industries Corp. 917,630
2,069 VAT Group AG 1,038,603
15,205 Volvo AB, Class A 402,813
116,160 Volvo AB, Class B 3,020,753
35,945 Wartsila Oyj Abp 523,508
18,000 Yaskawa Electric Corp. 748,196
37,226,337
Marine Transportation (0.4%):
228 AP Moller - Maersk A/S, Class A 404,499
374 AP Moller - Maersk A/S, Class B 672,371
11,000 Kawasaki Kisen Kaisha, Ltd. 479,520
4,178 Kuehne + Nagel International AG, Class R 1,440,671
26,400 Mitsui OSK Lines, Ltd. 846,983
36,800 Nippon Yusen KK 1,140,667

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
December 31, 2023
10
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Marine Transportation, continued
104,000 SITC International Holdings Co., Ltd. $ 179,299
5,164,010
Media (0.4%):
16,577 Dentsu Group, Inc. 424,145
102,708 Informa plc 1,019,467
17,649 Publicis Groupe SA 1,641,041
54,314 Vivendi SE 581,601
79,719 WPP plc 757,665
4,423,919
Metals & Mining (3.4%):
77,337 Alrosa PAO(a)(b) —
98,364 Anglo American plc 2,467,794
29,973 Antofagasta plc 641,046
38,457 ArcelorMittal SA 1,090,469
389,042 BHP Group, Ltd. 13,333,656
35,184 BlueScope Steel, Ltd. 559,817
20,386 Boliden AB 636,226
14,787 Endeavour Mining PLC 332,158
128,667 Fortescue, Ltd. 2,544,509
807,920 Glencore plc 4,845,973
51,460 IGO, Ltd. 315,629
44,400 JFE Holdings, Inc. 686,480
14,064 Mineral Resources, Ltd. 667,928
1,857 MMC Norilsk Nickel PJSC*(a)(b) —
65,048 Nippon Steel Corp. 1,486,591
100,511 Norsk Hydro ASA 676,418
89,610 Northern Star Resources, Ltd. 838,065
42,350 Novolipetsk Steel PJSC*(a)(b) —
220,659 Pilbara Minerals, Ltd.^ 591,216
10,301 Polymetal International plc*(a)(b) —
1,026 Polyus PJSC*(a)(b) —
86,533 Rio Tinto plc 6,425,398
28,399 Rio Tinto, Ltd. 2,616,660
6,613 Severstal*(a)(b) —
343,666 South32, Ltd. 780,705
18,300 Sumitomo Metal Mining Co., Ltd. 549,152
84,297 United Co. RUSAL International PJSC*(a)(b) —
9,422 voestalpine AG 297,187
42,383,077
Multi-Utilities (0.9%):
424,316 Centrica plc 759,044
172,413 E.ON SE 2,312,626
140,233 Engie SA 2,465,547
281,303 National Grid plc 3,797,516
70,800 Sembcorp Industries, Ltd. 284,295
51,758 Veolia Environnement SA 1,634,564
11,253,592
Office REITs (0.2%):
3,599 Covivio SA 194,489
78,455 Dexus 408,395
3,809 Gecina SA 465,098
100 Japan Real Estate Investment Corp. 413,716
111 Nippon Building Fund, Inc. 480,231
1,961,929
Shares Value
Common Stocks, continued
Oil, Gas & Consumable Fuels (4.2%):
24,032 Aker BP ASA $ 698,733
18,095 Ampol, Ltd. 444,907
1,311,453 BP plc 7,748,563
228,520 ENEOS Holdings, Inc. 904,865
180,952 Eni SpA 3,070,988
69,168 Equinor ASA 2,192,143
34,022 Galp Energia SGPS SA 500,399
354,974 Gazprom PJSC*(a)(b) —
75,935 Idemitsu Kosan Co., Ltd. 413,633
72,800 Inpex Corp. 981,375
12,219 LUKOIL PJSC(a)(b) —
32,856 Neste Oyj 1,167,187
27,220 Novatek PJSC(a)(b) —
11,220 OMV AG 493,164
96,373 Repsol SA 1,429,078
34,912 Rosneft Oil Co. PJSC*(a)(b) —
254,684 Santos, Ltd. 1,329,704
508,494 Shell plc 16,517,377
50 SK Innovation Co., Ltd.* 5,419
171,452 Surgutneftegas PJSC(a)(b) —
199,091 Surgutneftegas Prefernce(a)(b) —
43,241 Tatneft PJSC*(a)(b) —
175,092 TotalEnergies SE 11,892,128
144,176 Woodside Energy Group, Ltd. London 3,051,616
869 Woodside Energy Group, Ltd. 18,405
52,859,684
Paper & Forest Products (0.3%):
5,857 Holmen AB, B Shares 247,837
36,635 Mondi plc 716,107
62,500 Oji Holdings Corp. 240,276
41,849 Stora Enso Oyj, Class R 578,812
46,553 Svenska Cellulosa AB SCA, Class B 697,790
41,075 UPM-Kymmene Oyj 1,544,857
4,025,679
Passenger Airlines (0.1%):
12,100 ANA Holdings, Inc.* 262,248
43,566 Deutsche Lufthansa AG, Registered Shares* 387,152
12,270 Japan Airlines Co., Ltd. 241,701
70,174 Qantas Airways, Ltd.* 255,778
117,950 Singapore Airlines, Ltd. 584,715
1,731,594
Personal Care Products (1.9%):
7,721 Beiersdorf AG 1,156,678
424,619 Haleon plc 1,738,129
36,000 Kao Corp. 1,479,604
2,500 Kose Corp. 186,890
18,420 L'Oreal SA 9,157,294
31,000 Shiseido Co., Ltd. 933,388
192,142 Unilever plc 9,294,792
23,946,775
Pharmaceuticals (9.0%):
139,800 Astellas Pharma, Inc. 1,676,449
119,276 AstraZeneca plc 16,061,405
76,148 Bayer AG, Registered Shares 2,826,523
26 Celltrion Pharm, Inc.* 1,855
51,800 Chugai Pharmaceutical Co., Ltd. 1,964,331

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
December 31, 2023
11
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Pharmaceuticals, continued
142,900 Daiichi Sankyo Co., Ltd. $ 3,956,652
19,200 Eisai Co., Ltd. 960,837
313,001 GSK plc 5,780,422
12,542 Hikma Pharmaceuticals plc 285,764
3,054 Ipsen SA 364,451
2,373 Kangmei Pharmaceutical Co. A*(a) —
22,000 Kyowa Kirin Co., Ltd. 370,071
9,748 Merck KGaA 1,550,286
156,690 Novartis AG, Registered Shares 15,825,618
249,465 Novo Nordisk A/S, Class B 25,807,957
30,400 Ono Pharmaceutical Co., Ltd. 543,063
7,694 Orion Oyj, Class B 333,558
32,300 Otsuka Holdings Co., Ltd. 1,209,080
7,789 Recordati Industria Chimica e Farmaceutica SpA 420,610
53,707 Roche Holding AG 15,570,643
2,343 Roche Holding AG Class BR, Class BR 728,504
32,107 Sandoz Group AG* 1,036,022
87,077 Sanofi SA 8,631,773
20,100 Shionogi & Co., Ltd. 967,860
121,973 Takeda Pharmaceutical Co., Ltd. 3,502,019
83,515 Teva Pharmaceutical Industries, Ltd., ADR* 871,897
9,537 UCB SA 830,462
112,078,112
Professional Services (1.7%):
12,350 Adecco Group AG 607,939
9,400 BayCurrent Consulting, Inc. 328,646
22,303 Bureau Veritas SA 563,602
41,223 Computershare, Ltd. 684,748
70,905 Experian plc 2,888,948
12,261 Intertek Group plc 661,946
8,049 Randstad NV 504,433
110,500 Recruit Holdings Co., Ltd. 4,718,279
145,697 RELX plc 5,777,273
11,940 SGS SA, Registered Shares 1,031,504
4,771 Teleperformance SE 697,250
19,097 Wolters Kluwer NV 2,713,402
21,177,970
Real Estate Management & Development (1.2%):
3,664 Azrieli Group, Ltd. 237,310
199,200 CapitaLand Investment, Ltd. 475,417
60,000 China Evergrande Group* 1,800
33,900 City Developments, Ltd. 170,392
149,244 CK Asset Holdings, Ltd. 746,376
4,700 Daito Trust Construction Co., Ltd. 544,119
46,200 Daiwa House Industry Co., Ltd. 1,395,968
165,400 ESR Group, Ltd. 228,310
47,911 Fastighets AB Balder, B Shares* 342,293
128,000 Hang Lung Properties, Ltd. 177,604
109,956 Henderson Land Development Co., Ltd. 339,891
78,000 Hongkong Land Holdings, Ltd. 270,991
29,800 Hulic Co., Ltd. 311,222
5,995 LEG Immobilien SE* 524,918
86,400 Mitsubishi Estate Co., Ltd. 1,187,076
67,400 Mitsui Fudosan Co., Ltd. 1,647,608
114,655 New World Development Co., Ltd. 177,208
9,400 Nomura Real Estate Holdings, Inc. 246,642
13,919 Sagax AB, Class B 381,997
41,676 Shimao Group Holdings, Ltd.* 3,454
Shares Value
Common Stocks, continued
Real Estate Management & Development, continued
302,601 Sino Land Co., Ltd. $ 329,928
22,800 Sumitomo Realty & Development Co., Ltd. 675,834
112,000 Sun Hung Kai Properties, Ltd. 1,205,363
81,000 Sunac China Holdings, Ltd.* 15,496
33,964 Swire Pacific, Ltd., Class A 286,811
96,400 Swire Properties, Ltd. 194,374
5,841 Swiss Prime Site AG, Registered Shares 625,058
36,896 UOL Group, Ltd.^ 174,946
55,637 Vonovia SE 1,752,948
81,931 Wharf Holdings, Ltd. (The) 263,453
127,300 Wharf Real Estate Investment Co., Ltd. 433,028
15,367,835
Retail REITs (0.4%):
404,713 CapitaLand Integrated Commercial Trust 629,715
507 Japan Metropolitan Fund Invest 366,055
17,429 Klepierre SA 476,506
193,120 Link REIT 1,080,041
182,400 Mapletree Pan Asia Commercial Trust 216,201
424,787 Scentre Group 861,342
8,677 Unibail-Rodamco-Westfield* 639,134
293,814 Vicinity, Ltd. 406,443
4,675,437
Semiconductors & Semiconductor Equipment (3.8%):
58,800 Advantest Corp. 2,025,036
3,637 ASM International NV 1,893,682
30,818 ASML Holding NV 23,264,862
6,109 BE Semiconductor Industries NV 920,423
7,000 Disco Corp. 1,722,784
100,254 Infineon Technologies AG 4,180,889
5,700 Lasertec Corp. 1,489,876
113,000 Renesas Electronics Corp.* 2,028,299
26,400 Rohm Co., Ltd. 505,819
52,316 STMicroelectronics NV 2,624,677
28,800 SUMCO Corp. 430,293
36,000 Tokyo Electron, Ltd. 6,399,929
47,486,569
Software (1.8%):
7,213 Check Point Software Technologies, Ltd.* 1,102,074
3,107 CyberArk Software, Ltd.* 680,588
50,979 Dassault Systemes SE 2,495,322
2,049 Monday.com, Ltd.* 384,823
4,385 Nemetschek SE 379,684
4,819 Nice, Ltd.* 965,201
2,800 Oracle Corp. 215,727
79,258 Sage Group plc (The) 1,182,108
80,343 SAP SE 12,357,134
5,103 Temenos AG, Registered Shares 476,369
9,900 Trend Micro, Inc. 526,811
13,149 WiseTech Global, Ltd. 672,251
11,158 Xero, Ltd.* 850,418
22,288,510
Specialty Retail (0.9%):
7,852 Avolta AG, Registered Shares* 309,820
13,500 Fast Retailing Co., Ltd. 3,347,633
48,182 H & M Hennes & Mauritz AB, Class B 845,877
83,381 Industria de Diseno Textil SA 3,636,291

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
December 31, 2023
12
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Specialty Retail, continued
217,795 JD Sports Fashion plc $ 460,210
146,299 Kingfisher plc 452,685
6,100 Nitori Holdings Co., Ltd. 815,051
16,600 USS Co., Ltd. 333,299
16,114 Zalando SE* 381,512
10,300 ZOZO, Inc. 231,466
10,813,844
Technology Hardware, Storage & Peripherals (0.5%):
17,600 Brother Industries, Ltd. 280,243
75,900 Canon, Inc. 1,945,713
28,600 FUJIFILM Holdings Corp. 1,713,573
12,355 Logitech International SA, Class R 1,172,843
44,400 Ricoh Co., Ltd. 340,175
23,600 Seiko Epson Corp. 352,587
5,805,134
Textiles, Apparel & Luxury Goods (2.9%):
12,434 adidas AG 2,527,977
29,028 Burberry Group plc 527,070
40,216 Cie Financiere Richemont SA, Registered Shares 5,548,776
2,316 FF Group*(a) —
2,412 Hermes International SCA 5,118,235
5,671 Kering SA 2,516,343
21,108 LVMH Moet Hennessy Louis Vuitton SE 17,118,926
15,560 Moncler SpA 959,401
6,467 Pandora A/S 893,587
8,021 Puma SE 446,878
3,854 Swatch Group AG (The) 202,208
2,177 Swatch Group AG (The) Class BR, Class BR 593,756
36,453,157
Tobacco (0.7%):
163,271 British American Tobacco plc 4,763,700
66,757 Imperial Brands plc 1,533,770
91,400 Japan Tobacco, Inc. 2,359,620
8,657,090
Trading Companies & Distributors (1.9%):
15,667 AerCap Holdings NV* 1,164,371
33,542 Ashtead Group plc 2,323,694
26,827 Beijer Ref AB^ 359,652
10,685 Brenntag SE 980,789
25,778 Bunzl plc 1,046,154
4,318 IMCD NV 753,318
91,000 ITOCHU Corp. 3,715,085
109,700 Marubeni Corp. 1,726,377
265,800 Mitsubishi Corp. 4,234,138
99,500 Mitsui & Co., Ltd. 3,707,811
18,500 MonotaRO Co., Ltd. 201,390
15,779 Reece, Ltd. 239,927
80,100 Sumitomo Corp. 1,747,423
Shares Value
Common Stocks, continued
Trading Companies & Distributors, continued
16,100 Toyota Tsusho Corp. $ 943,368
23,143,497
Transportation Infrastructure (0.4%):
5,675 Aena SME SA 1,030,183
2,254 Aeroports de Paris SA 291,887
106,200 Auckland International Airport, Ltd. 589,949
28,476 Getlink SE 520,987
241,406 Transurban Group 2,249,512
4,682,518
Water Utilities (0.1%):
20,867 Severn Trent plc 686,162
51,908 United Utilities Group plc 699,459
1,385,621
Wireless Telecommunication Services (0.9%):
115,300 KDDI Corp. 3,661,078
29,884 Mobile TeleSystems PJSC*(a)(b) —
220,800 SoftBank Corp. 2,752,177
79,100 SoftBank Group Corp. 3,495,288
39,884 Tele2 AB, B Shares 342,889
1,767,944 Vodafone Group plc 1,535,472
11,786,904
Total Common Stocks (Cost $782,922,296) 1,234,407,986
Preferred Stocks (0.4%):
Automobiles (0.3%):
4,531 Bayerische Motoren Werke AG, 9.47%, 5/15/20 449,928
8,726 Dr Ing hc F Porsche AG, 1.26% 769,408
11,435 Porsche Automobil Holding SE, 5.53%, 5/20/20 584,738
15,900 Volkswagen AG, 7.83%, 5/8/20 1,962,387
3,766,461
Household Products (0.1%):
13,372 Henkel AG & Co. KGaA, 2.54%, 4/21/20 1,075,390
Life Sciences Tools & Services (0.0%
†
):
1,990 Sartorius AG, 0.43% 732,063
Total Preferred Stocks (Cost $4,804,100) 5,573,914
Affiliated Investment Company (0.4%):
Money Markets (0.4%):
4,727,239 BlackRock Liquidity FedFund, Institutional Class
+
(c)
(d) 4,727,239
Total Affiliated Investment Company (Cost $4,727,239) 4,727,239
Total Investment Securities
(Cost $792,453,635) — 99.7%(e) 1,244,709,139
Net other assets (liabilities) — 0.3% 3,369,772
Net Assets — 100.0% $ 1,248,078,911
ADR—American Depository Receipt
GDR—Global Depositary Receipt
REIT—Real Estate Investment Trust
* Non-income producing security.
^ This security or a partial position of this security was on loan as of December 31, 2023. The total value of securities on loan as of December 31, 2023 was $4,439,370.
† Represents less than 0.05%.

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
December 31, 2023
13
See accompanying notes to the financial statements.
The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total value of investments as of December 31, 2023 :
(Unaudited)
+ Affiliated Securities
(a) Security was valued using significant unobservable inputs as of December 31, 2023.
(b) These securities are held by the AZL MSCI Emerging Markets Equity Index Fund (the “Subsidiary”). See Note 2 in Notes to the Consolidated Financial Statements.
(c) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2023.
(d) The rate represents the effective yield at December 31, 2023.
(e) See Federal Tax Information listed in the Notes to the Financial Statements.
Amounts shown as “—“ are either $0 or round to less than $1.
Percentages indicated are based on net assets as of December 31, 2023 .
Country Percentage
Australia 7.4%
Austria 0.2%
Belgium 0.8%
Chile 0.1%
China —%
†
Cyprus —%
†
Denmark 3.3%
Finland 1.1%
France 11.8%
Germany 8.5%
Greece —%
†
Hong Kong 2.3%
Ireland 1.3%
Israel 0.7%
Italy 2.2%
Japan 22.3%
Jordan —%
†
Luxembourg 0.2%
Macau —%
†
Netherlands 4.9%
New Zealand 0.3%
Norway 0.7%
Philippines —%
†
Portugal 0.2%
Republic of Korea (South) —%
†
Russia —%
†
Russian Federation —%
†
Singapore 1.4%
Spain 2.7%
Sweden 3.2%
Switzerland 10.5%
Taiwan, Province Of China —%
†
Turkey —%
†
United Kingdom 13.5%
United States 0.4%
100.0%
† Represents less than 0.05%.
Futures Contracts
At December 31, 2023, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
ASX SPI 200 Index March Futures (Australian Dollar) 3/21/24 3 $ 387,575 $ 9,125
DJ EURO STOXX 50 March Futures (Euro) 3/15/24 36 1,805,245 (5,883)

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
December 31, 2023
14
See accompanying notes to the financial statements.
FTSE 100 Index March Futures (British Pounds) 3/15/24 8 $ 790,794 $ 21,632
SGX NIKKEI 225 Index March Futures (Japanese Yen) 3/7/24 4 474,039 (1,323)
$ 23,551

AZL International Index Fund
15
See accompanying notes to the financial statements.
Consolidated Statement of Assets and Liabilities
December 31, 2023
Consolidated Statement of Operations
For the Year Ended December 31, 2023
Assets:
Investments in non-affiliates, at cost $ 788,335,264
Investments in affiliates, at cost 4,118,371
Investments in non-affiliates, at value(a) $ 1,236,444,561
Investments in affiliates, at value 8,264,578
Deposit at broker for futures contracts collateral 170,208
Interest and dividends receivable 970, 544
Foreign currency, at value (cost $1,785,241) 1,835,144
Receivable for investments sold 2,663,235
Prepaid expenses 6,279
Reclaims receivable 6,113,818
Total Assets 1,256,468,367
Liabilities:
Cash overdraft 2,037,053
Payable for capital shares redeemed 780,690
Payable for collateral received on loaned securities 4,727,239
Payable for variation margin on futures contracts 1,725
Management fees payable 363,215
Administration fees payable 43,447
Distribution fees payable 240,423
Custodian fees payable 50,131
Administrative and compliance services fees payable 1,819
Transfer agent fees payable 1,813
Trustee fees payable 7,549
Other accrued liabilities 134,352
Total Liabilities 8,389, 456
Commitments and contingent liabilities^
Net Assets
$ 1,248,078,911
Net Assets Consist of:
Paid in capital $ 805,380,542
Total distributable earnings 442,698 ,3 69
Net Assets
$ 1,248,078,911
Class 1
Net Assets $ 91,132,757
Shares of beneficial interest (unlimited number of shares authorized, no par value) 8,225,314
Net Asset Value (offering and redemption price per share) $ 11.08
Class 2
Net Assets $ 1,156,946,154
Shares of beneficial interest (unlimited number of shares authorized, no par value) 66,346,781
Net Asset Value (offering and redemption price per share) $ 17.44
(a) Includes securities on loan of $4,439,370.
^ See Note 3 in Notes to the Financial Statements.
Investment Income:
Dividends from non-affiliates $ 41,402,685
Dividends from affiliates 407,892
Interest 15,302
Income from securities lending 103,312
Foreign withholding tax (4,019,607)
Total Investment Income 37,909,584
Expenses:
Management fees 4,363,834
Administration fees 373,334
Distribution fees - Class 2 2,898,067
Custodian fees 326,175
Administrative and compliance services fees 13,758
Transfer agent fees 15,665
Trustee fees 62,647
Professional fees 49,650
Licensing fees 425,343
Shareholder reports 17,699
Other expenses 67,420
Total expenses 8,613,592
Net Investment Income/(Loss)
29,295,992
Net realized and Change in net unrealized gains/losses on
investments:
Net realized gains/(losses) on securities and foreign currencies 16,935,729
Net realized gains/(losses) on affiliated transactions 375,130
Net realized gains/(losses) on futures contracts 1,618,868
Net realized gains/(losses) on foreign taxes (136,757)
Change in net unrealized appreciation/depreciation on securities and foreign currencies 153,707,534
Change in net unrealized appreciation/depreciation on affiliated transactions 1,387,236
Change in net unrealized appreciation/depreciation on futures contracts 23,205
Net realized and Change in net unrealized gains/losses on
investments
173,910,945
Change in Net Assets Resulting From Operations
$ 203,206,937

AZL International Index Fund
16
See accompanying notes to the financial statements.
Consolidated Statements of Changes in Net Assets^
For the
Year Ended
December 31, 2023
For the
Year Ended
December 31, 2022
Change In Net Assets:
Operations:
Net investment income/(loss) $ 29,295,992 $ 35,131,429
Net realized gains/(losses) on investments 18,792,970 (10,176,778)
Change in unrealized appreciation/depreciation on investments 155,117,975 (272,172,800)
Change in net assets resulting from operations 203,206,937 (247,218,149)
Distributions to Shareholders:
Class 1 (3,731,588) (6,471,396)
Class 2 (27,389,306) (68,421,061)
Change in net assets resulting from distributions to shareholders (31,120,894) (74,892,457)
Capital Transactions:
Class 1
Proceeds from shares issued 407,340 128,793
Proceeds from shares issued in merger 11,495,461 —
Proceeds from dividends reinvested 3,731,588 6,471,396
Value of shares redeemed (11,061,394) (9,090,033)
Total Class 1 Shares 4,572,995 (2,489,844)
Class 2
Proceeds from shares issued 27,906,995 5,011,709
Proceeds from shares issued in merger 65,241,566 —
Proceeds from dividends reinvested 27,389,306 68,421,061
Value of shares redeemed (341,244,951) (206,126,900)
Total Class 2 Shares (220,707,084) (132,694,130)
Change in net assets resulting from capital transactions (216,134,089) (135,183,974)
Change in net assets (44,048,046) (457,294,580)
Net Assets:
Beginning of period 1,292,126,957 1,749,421,537
End of period $ 1,248,078,911 $ 1,292,126,957
Share Transactions:
Class 1
Shares issued 45,495 12,242
Shares issued in merger 1,113,784 —
Dividends reinvested 382,335 737,061
Shares redeemed (1,040,701) (847,600)
Total Class 1 Shares 500,913 (98,297)
Class 2
Shares issued 1,733,767 330,418
Shares issued in merger 4,090,043 —
Dividends reinvested 1,781,998 5,038,369
Shares redeemed (20,921,534) (12,702,582)
Total Class 2 Shares (13,315,726) (7,333,795)
Change in shares (12,814,813) (7,432,092)
Amounts shown as “—” are either $0 or round to less than $1.
^ Not consolidated for the year ended December 31, 2022. See Note 2.

AZL International Index Fund
Consolidated Financial Highlights^
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)
17
See accompanying notes to the financial statements.
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Year Ended
December 31,
2020
Year Ended
December 31,
2019
Class 1
Net Asset Value, Beginning of Period
$ 9.87  $ 12.69  $ 11.76  $ 11.53  $ 9.94
Investment Activities:
Net Investment Income/(Loss)(a) 0.28  0.29  0.27  0.20  0.32
Net Realized and Unrealized Gains/(Losses) on Investments 1.39  (2.21) 0.99  0.61  1.79
Total from Investment Activities 1.67  (1.92) 1.26  0.81  2.11
Distributions to Shareholders From:
Net Investment Income (0.46) (0.51) (0.33) (0.55) (0.42)
Net Realized Gains —  (0.39) —  (0.03) (0.10)
Total Dividends (0.46) (0.90) (0.33) (0.58) (0.52)
Net Asset Value, End of Period
$ 11.08  $ 9.87  $ 12.69  $ 11.76  $ 11.53
Total Return (b)
17.55% (14.25)% 10.80% 7.66% 21.67%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $ 91,133  $ 76,241  $ 99,304  $ 100,924  $ 106,657
Net Investment Income/(Loss) 2.61% 2.72% 2.13% 1.93% 2.89%
Expenses Before Reductions(c) 0.46% 0.43% 0.45% 0.46% 0.44%
Expenses Net of Reductions 0.46% 0.43% 0.45% 0.46% 0.44%
Portfolio Turnover Rate(d) 9% 2% 14% 9% 4%
Class 2
Net Asset Value, Beginning of Period
$ 15.26  $ 18.97  $ 17.43  $ 16.79  $ 14.25
Investment Activities:
Net Investment Income/(Loss)(a) 0.38  0.40  0.35  0.26  0.42
Net Realized and Unrealized Gains/(Losses) on Investments 2.21  (3.26) 1.48  0.91  2.60
Total from Investment Activities 2.59  (2.86) 1.83  1.17  3.02
Distributions to Shareholders From:
Net Investment Income (0.41) (0.46) (0.29) (0.50) (0.38)
Net Realized Gains —  (0.39) —  (0.03) (0.10)
Total Dividends (0.41) (0.85) (0.29) (0.53) (0.48)
Net Asset Value, End of Period
$ 17.44  $ 15.26  $ 18.97  $ 17.43  $ 16.79
Total Return (b)
17.33% (14.52)% 10.55% 7.40% 21.44%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $ 1,156,946  $ 1,215,886  $ 1,650,118  $ 1,496,990  $ 1,591,233
Net Investment Income/(Loss) 2.33% 2.47% 1.85% 1.69% 2.64%
Expenses Before Reductions(c) 0.71% 0.68% 0.70% 0.71% 0.69%
Expenses Net of Reductions 0.71% 0.68% 0.70% 0.71% 0.69%
Portfolio Turnover Rate(d) 9% 2% 14% 9% 4%
^ Not consolidated for years ended prior to December 31, 2023. See Note 2.
(a) Calculated using the average shares method.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges.  If these charges were included, the returns would have been lower.
(c) Excludes fee reductions.  If such fee reductions had not occurred, the ratios would have been as indicated.
(d) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

AZL International Index Fund
Notes to the Consolidated Financial Statements
December 31, 2023
18
1. Organization
The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services— Investment
Companies.” The Trust consists of 16 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL International Index
Fund (the “Fund”), and 15 are presented in separate reports. The Fund is a diversified series of the Trust.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance
Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
2.  Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-
dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Real Estate Investment Trusts
The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.
Foreign Currency Translation and Withholding Taxes
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.
Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

AZL International Index Fund
Notes to the Consolidated Financial Statements
December 31, 2023
19
Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance
Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment
Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Class Allocation
The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of the Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred. All share classes have equal voting rights, except that voting with respect to matters that affect a single class is limited to shares of that class.
Securities Lending
To generate additional income, the Fund may lend up to 33 1⁄3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash,
U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities).
The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The
Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned.
There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at December 31, 2023 are presented on the Fund’s Consolidated Schedule of Portfolio Investments.
Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent 9%
of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $10,221 during the year ended December 31, 2023. These fees have been netted against “Income from securities lending” on the Consolidated Statement of Operations. The Fund had securities lending transactions of $4,727,239 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of December 31, 2023. At December 31, 2023, there were no master netting provisions in the securities lending agreement.
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the year ended December 31, 2023, the Fund did not engage in any Rule 17a-7 transactions.
Consolidation of Subsidiary
Effective as of the close of business March 10, 2023, the Fund via a Purchase Agreement invested in shares of another series of the Trust managed by the Manager, the AZL MSCI
Emerging Markets Equity Index Fund (the “Subsidiary”), a wholly-owned and controlled subsidiary of the Fund. As of December 31, 2023, the Fund’s aggregate investment in the
Subsidiary was $1, representing less than 0.01% of the Fund’s net assets.  The Subsidiary is a disregarded entity for federal income tax purposes and holds certain Russian-based securities which have settlement restrictions. The Subsidiary’s financial statements, including its investments, and its operating results have been consolidated with those of the Fund for the year ended December 31, 2023. All intercompany transactions have been eliminated.
Derivative Instruments
All open derivative positions at period end are reflected on the Fund’s Consolidated Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.
Futures Contracts
During the year ended December 31, 2023, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related

AZL International Index Fund
Notes to the Consolidated Financial Statements
December 31, 2023
20
Primary Risk Exposure
Location of Gains/(Losses)
on Derivatives
Recognized
Realized Gains/(Losses)
on Derivatives
Recognized
Change in Net Unrealized
Appreciation/Depreciation
on Derivatives Recognized
Equity Risk
(1,618,869)
(23,205)
Futures Contracts
Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/
depreciation on futures contracts
$ 1,618,86 8
$ 23,205
to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Consolidated Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the year ended
December 31, 2023, the monthly average notional amount for long contracts was $7.3 million. There was no short contract activity during the period. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Consolidated Statement of Operations.
Summary of Derivative Instruments
The following is a summary of the values of derivative instruments on the Fund’s Consolidated Statement of Assets and Liabilities, categorized by risk exposure, as of December 31,
2023:
The following is a summary of the effect of derivative instruments on the Consolidated Statement of Operations, categorized by risk exposure, for the year ended December 31, 2023:
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock
Investment” or the “Subadviser”), BlackRock Investment provides investment advisory services for and makes investment decisions on behalf of the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Consolidated Statement of Operations as “Management fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2025.
For the year ended December 31, 2023, the annual rate due to the Manager and the annual expense limit were as follows:
* The annual rate due to the Subadviser from the Manager is 0.04%.
Any amounts contractually waived or remitted to the Fund by the Manager with respect to the annual expense limit in a particular fiscal year may be reimbursed by the Fund to the
Manager, provided that such reimbursement will not cause the Fund to exceed the lesser of any applicable expense limit in effect (i) at the time of the original waiver or payment and (ii) at the time of such reimbursement, as supported by standard accounting practices. Such reimbursement only applies to amounts waived or paid by the Manager within the three years prior to the date of such reimbursement, calculated monthly from when the waiver or payment was recorded. Any amounts recouped by the Manager during the year are reflected on the Consolidated Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At December 31, 2023, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Consolidated Statement of Operations, as applicable. During the year ended December 31, 2023, there were no such waivers.
At December 31, 2023, the following investments are noted as Affiliated Securities in the Fund’s Consolidated Schedule of Portfolio Investments.
Asset Derivatives Liability Derivatives
Primary Risk Exposure
Consolidated Statement of Assets
and Liabilities Location Total Value
Consolidated Statement of Assets
and Liabilities Location Total Value
Equity Risk
30,757 (7,206)
Futures Contracts Receivable for variation margin on futures contracts* $30,757 Payable for variation margin on futures contracts* $7,206
* For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Consolidated Schedule of Portfolio Investments. Only the current day's variation margin, if any, is reported within the Consolidated Statement of Assets and Liabilities as Variation margin on futures contracts.
Annual Rate* Annual Expense Limit
AZL International Index Fund, Class 1 0.35% 0.52%
AZL International Index Fund, Class 2 0.35% 0.77%
Value
12/31/22
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
12/31/23
Shares
as of
12/31/23
Dividend
Income
Capital Gains
Distributions
Allianz SE, Registered Shares $ 7,909,903 $ 539,570 $ (1,947,261) $ 375,130 $ 1,387,236 $ 8,264,578 30,946 $ 407,892 $ —

AZL International Index Fund
Notes to the Consolidated Financial Statements
December 31, 2023
21
Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Consolidated Statement of Operations as
“Administrative and compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of combined average daily net assets of the Funds on the first $4 billion, 0.04% of combined average daily net assets of the Funds on the next
$2 billion, 0.02% of combined average daily net assets of the Funds on the next $2 billion and 0.01% of combined average daily net assets of the Funds over $8 billion. The overall
Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any
Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Consolidated Statement of Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY
Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the average daily net assets attributable to Class 2 shares, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Security prices are determined pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange
(“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used. Securities listed on
NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level
1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy. Futures contracts are valued at the settlement prices established each day on the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.
Other assets and securities for which market quotations have become unreliable or are not readily available as defined in Rule 2a-5 under the 1940 Act are valued in accordance with valuation procedures approved by the Board. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as
Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.
In accordance with valuation procedures approved by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. These procedures include the Fund’s use of a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.
The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.

AZL International Index Fund
Notes to the Consolidated Financial Statements
December 31, 2023
22
The following is a summary of the valuation inputs used as of December 31, 2023 in valuing the Fund’s investments based upon the three levels defined above:
5. Security Purchases and Sales
For the year ended December 31, 2023 cost of purchases and proceeds from sales of securities (excluding fund merger transactions and securities maturing less than one year from acquisition) were as follows:
6. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.
Emerging Markets Risk : Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.
Foreign Securities Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell the securities of such companies.
Market Risk : The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to a particular company, such as real or perceived adverse economic conditions, inflation, recessions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.
7. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Investment Securities: Level 1 Level 2 Level 3 Total
Common Stocks
+
$ 7,454,290 $ 1,226,953,696 $ —
#
$ 1,234,407,986
Preferred Stocks — 5,573,914 — 5,573,914
Affiliated Investment Company 4,727,239 — — 4,727,239
Total Investment Securities 12,181,529 1,232,527,610 — 1,244,709,139
Other Financial Instruments:
*
Futures Contracts 23,551 — — 23,551
Total Investments $12,205,080 $1,232,527,610 $— $1,244,732,690
+
For detailed industry descriptions, see the accompanying Consolidated Schedule of Portfolio Investments.
#
Represents the interest in securities that were determined to have a value of zero at December 31, 2023.
*
Other Financial Instruments would include any derivative instruments, such as futures contracts.  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.
Purchases Sales
AZL International Index Fund $109,750,852 $324,104,729

AZL International Index Fund
Notes to the Consolidated Financial Statements
December 31, 2023
23
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2023 is $847,622,039. The gross unrealized appreciation/
(depreciation) on a tax basis is as follows:
As of the end of its tax year ended December 31, 2023, the Fund had no remaining capital loss carry forwards (“CLCFs”). The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset. During the year ended December 31, 2023, the Fund utilized $12,994,546 in CLCFs to offset capital gains.
The tax character of dividends paid to shareholders during the year ended December 31, 2023, was as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2022 was as follows:
At December 31, 2023, the components of accumulated earnings on a tax basis were as follows:
8. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of December 31, 2023 the Fund had multiple shareholder accounts which are affiliated with the Manager representing ownership in excess of 65% of the Fund.
Investment activities of these shareholders could have a material impact to the Fund.
9. Acquisition of Funds
Effective as of the close of business March 10, 2023, the Fund acquired all the assets and liabilities of the AZL MSCI Emerging Markets Equity Index Fund (“AZL MSCI Emerging
Markets Fund”), an open-end management investment company, pursuant to a plan of reorganization approved by the Board on December 13, 2022 (the “Plan”). The acquisition was accomplished by a taxable exchange of 2,549,011 Class 1 shares and 14,367,622 Class 2 shares of the AZL MSCI Emerging Markets Fund outstanding as of close of business March
10, 2023, valued at $11,495,461 and $65,241,566, respectively, for 1,113,784 Class 1 shares and 4,090,043 Class 2 shares of the Fund.
At the close of business March 10, 2023, the AZL MSCI Emerging Markets Fund’s investment holdings had a fair value of $74,501,099 and identified cost of $81,121,843. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value, including the cost basis of investments received. All fees and expenses incurred by the AZL MSCI Emerging Markets Fund and the Fund directly in connection with the Plan were borne by the Manager. There are no material differences in accounting policies of the
AZL MSCI Emerging Markets Fund as compared to those of the Fund.
Assuming the acquisition had been completed on January 1, 2023, the beginning of the annual reporting period of the Fund, the Fund’s pro forma results of operations for the year ended December 31, 2023, are as follows:
Unrealized appreciation $439,390,901
Unrealized (depreciation) (42,303,801)
Net unrealized appreciation/(depreciation) $397,087,100
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL International Index Fund $31,120,894 $— $31,120,894
(a) Total distributions paid may differ from the Consolidated Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL International Index Fund $42,815,668 $32,076,789 $74,892,457
(a) Total distributions paid may differ from the Consolidated Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
Depreciation(a)
Total
Accumulated
Earnings/ (Deficit)
AZL International Index Fund $35,081,088 $10,383,885 $— $397,233,396 $442,698,369
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales, foreign currency gains or losses, mark-to market of passive foreign investment companies and other miscellaneous differences.

AZL International Index Fund
Notes to the Consolidated Financial Statements
December 31, 2023
24
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the AZL MSCI Emerging Markets Fund that have been included in the Fund’s Consolidated Statement of Operations subsequent to March 10, 2023. The Fund did not purchase or sell securities following the acquisition for purposes of realigning its investment portfolio. Accordingly, the acquisition of the AZL MSCI Emerging Markets Fund did not affect the Fund’s portfolio turnover ratio for the year ended December 31, 2023.
10. Recent Regulatory Pronouncements
Effective January 24, 2023, the SEC adopted rule and form amendments that require open-end management investment companies to transmit concise and visually engaging annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a tailored shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24,
2024. Accordingly, the rule and form amendments will not impact the Fund until the 2024 semi-annual shareholder report and will have no effect on the Fund’s accounting policies or financial statements.
11. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.
Net investment income/(loss) $ 29,686,989
Net realized/unrealized gains/(losses) 179,922,938
Change in net assets resulting from operations $209,609,927

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
25
To the Board of Trustees of Allianz Variable Insurance Products Trust and Shareholders of
AZL International Index Fund
Opinion on the Financial Statements
We have audited the accompanying 2023 consolidated financial statements of AZL International Index Fund and its subsidiary and the 2022 financial statements of AZL International
Index Fund (one of the funds constituting Allianz Variable Insurance Products Trust, collectively referred to hereafter as the "Fund"), which comprise the consolidated statement of assets and liabilities, including the consolidated schedule of portfolio investments, as of December 31, 2023, the related consolidated statement of operations for the year ended
December 31, 2023, the consolidated statement of changes in net assets for the year ended December 31, 2023 and the statement of changes in net assets for the year ended
December 31, 2022, including the related notes, and the consolidated financial highlights for the year ended December 31, 2023 and the financial highlights for each of the four years in the period ended December 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2023 and the financial highlights for each of the five years in the period ended December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
New York, New York
February 22, 2024
We have served as the auditor of one or more investment companies in the Allianz Variable Insurance Products complex since 2018.

26
Other Information (Unaudited)
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov .
The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov, or may be obtained by calling 800-624-0197.

27
Approval of Investment Advisory and Subadvisory Agreements (Unaudited)
Subject to the general supervision of the Board of Trustees (the “Board”) and in accordance with the investment objectives and restrictions of each separate series (together, the
“Funds”) of the Allianz Variable Insurance Products Trust (the “Trust”), investment advisory services are provided to the Funds by Allianz Investment Management LLC (the “Manager”).
As used in this section, “Fund” refers to any of the Funds other than the AZL Moderate Index Strategy Fund. The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board, is responsible for the management of each Fund. For management services, each Fund pays the Manager an investment advisory fee based upon the Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing the Fund if and when total Fund operating expenses exceed certain amounts until at least April 30, 2025 (the “Expense Limitation Agreement”).
Each Fund is a manager-of-managers fund. That means that the Manager is responsible for monitoring the various Subadvisers that have day-to-day responsibility for the investment decisions made for each Fund. The Manager also is responsible for determining, in the first instance, which investment advisers to consider recommending for selection as a
Subadviser.
In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America (“Allianz Life”) and its subsidiary, Allianz Life Insurance Company of New York (“Allianz of New York”). Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products, and not in the retail fund market.
The Manager has adopted policies and procedures to assist it in the process of analyzing each potential Subadviser with expertise in particular asset classes for purposes of making the recommendation that a specific investment adviser be selected. The Board reviews and considers the information provided by the Manager in deciding which investment advisers to select as a Subadviser. After an investment adviser becomes a Subadviser, a similarly rigorous process is instituted by the Manager to monitor the investment performance and other responsibilities of the Subadviser. The Manager reports to the Board on its analysis at the regular meetings of the Board, which are held at least quarterly. Where warranted, the Manager will add or remove a particular Subadviser from a “watch” list that it maintains. Watch list criteria include, for example: (a) Fund performance over various time periods;
(b) Fund risk issues, such as changes in key personnel involved with Fund management, changes in investment philosophy or process, or “capacity” concerns; and (c) organizational risk issues, such as regulatory, compliance or legal concerns, or changes in the ownership of the Subadviser. The Manager may place a Fund on the watch list for other reasons, and if so, will explain its rationale to the Board. Funds which are on the watch list are subject to additional scrutiny by the Manager and the Board. Funds may be removed from such watch list, if for example, performance improves or regulatory matters are satisfactorily resolved. However, in some situations where Funds have been on the watch list, the Manager has recommended the retention of a new Subadviser, and the Board has subsequently considered and approved retention of the new Subadviser.
As required by the Investment Company Act of 1940 (the “1940 Act”), the Board has reviewed and approved the Management Agreement with the Manager and the portfolio management agreements (the “Subadvisory Agreements”; and together with the Management Agreement, the “Advisory Contracts”) with the Subadvisers. The Board’s decision to approve these contracts reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of these contracts, the Board considered many factors, among the most material of which are: the Fund’s investment objectives and long-term performance; the Manager’s and Subadvisers’
(collectively, the “Advisory Organizations”) management philosophy, personnel, processes and investment performance, including their compliance history and the adequacy of their compliance processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.
The Board also considered the compensation and benefits received by the Advisory Organizations. This includes fees received for services provided to the Fund by affiliated persons of the Advisory Organizations and research services received by the Advisory Organizations from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Services Agreement and a Compliance Services Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance
Officer; and (2) Allianz Life Financial Services, LLC, an affiliated person of the Manager, is a registered securities broker-dealer and received (along with its affiliated persons) any payments made by the Funds pursuant to Rule 12b1.
The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature, extent and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; the profitability of acting as adviser to the fund; and the extent to which the independent Board members, who are not “interested persons” of a fund as defined by the 1940 Act (“Independent Trustees”), are fully informed about all facts bearing on the adviser’s services and fees. The
Board is aware of these factors and takes them into account in its review of the Advisory Contracts.
Each member of the Board considered and weighed these factors in light of his or her experience in governing the Trust and working with the Advisory Organizations on matters relating to the Funds. The Board is assisted in its deliberations by the advice of independent legal counsel to the Independent Trustees (“Independent Trustee Counsel”). In this regard, the Board requests and receives a significant amount of information about the Funds and the Advisory Organizations. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meetings at which the Board’s formal review of the Advisory Contracts occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of Advisory Contracts is informed by reports covering such matters as: an Advisory Organization’s investment philosophy, personnel, and processes; the Fund’s investment performance (in absolute terms as well as in relationship to its benchmark(s) and certain competitor or “peer group” funds), and comments on the reasons for performance; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to peer group and/or competing funds, with due regard for the Expense Limitation Agreement and additional voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities; the nature, extent and quality of the advisory and other services provided to the Fund by the Advisory Organizations and their affiliates; compliance and audit reports concerning the Funds and the companies that service them; and
relevant developments in the mutual fund industry and how the Funds and/or Advisory Organizations are responding to them.

28
The Board also receives financial information about the Advisory Organizations, including reports on the compensation and benefits the Advisory Organizations derive from their relationships with the Funds. These reports cover not only the fees under the Advisory Contracts, but also the fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or “fall-out” benefits an Advisory Organization may derive from its relationship with the Funds.
In assessing the Advisory Organizations’ performance of their obligations, the Board may also consider whether there has occurred a circumstance or event that would constitute a reason for it to not renew an Advisory Contract. In this regard, the Board is mindful of the potential disruption of a Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew a contract.
The Advisory Contracts were most recently considered at Board meetings held in the summer and fall of 2023. Information relevant to the approval of such Advisory Contracts was considered at Board meetings held June 13 and 20, 2023, and September 19, 2023, as well as in various other meetings preceding those meetings. Accordingly, the Advisory
Contracts were approved by the Board at an in-person meeting on September 19, 2023. At such meeting the Board also approved the Expense Limitation Agreement between the
Manager and the Trust for the period ending April 30, 2025. Additionally, at the meeting held September 19, 2023, the Board considered and approved a recommendation to reduce, through at least April 30, 2025, the management fee of the AZL MSCI Global Equity Index Fund.
In connection with such meetings, the Board requested and evaluated extensive materials from the Advisory Organizations, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third-party provider and other sources believed to be reliable by the Manager and the Trustees. Prior to voting, the Trustees reviewed the proposed approval of the Advisory Contracts with management and with Independent Trustee Counsel and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approval. The Independent Trustees also discussed the proposed approval in private sessions with Independent Trustee Counsel at which no representatives of the Manager or Subadvisers were present. In reaching their determinations relating to the approval of the Advisory Contracts, in respect of each Fund, each member of the Board considered all factors he or she believed relevant. The Board based its decision to approve the Advisory
Contracts on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to every Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.
Shareholder reports must include a discussion of certain factors relating to the selection of investment advisers and the approval of advisory fees. The “factors” enumerated by the
SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:
(1) The nature, extent and quality of services provided by the Manager and Subadvisers . The Trustees noted that the Manager, subject to the oversight of the Board, administers each Fund’s business and other affairs. Under the Management Agreement, the Manager holds the sole and exclusive responsibility to provide, or arrange for others to provide, the management of the Funds’ assets and the placement of orders for the purchase and sale of the securities of the Funds. As each Fund is a manager of managers fund, the Manager is authorized, under the Management Agreement, to retain one or more Subadvisers for each Fund to handle day-to-day management of the Funds’ investment portfolios; the Manager is responsible for determining, in the first instance, which investment advisers to recommend to the Board for selection as a Subadviser. The Board was aware that, notwithstanding the retention of the Subadvisers to handle day-to-day portfolio management, the Manager remains responsible for substantial other matters, including continuously monitoring compliance by each Subadviser with the investment policies and restrictions of the respective Funds, with such other limitations or directions of the Board, and with all legal requirements under federal or state law or regulation. The Manager also is responsible primarily to provide statistical information and other data to the Board regarding the Funds’ portfolio investments and to make available to the Funds’ administrator such information as is necessary for the conduct of its duties.
The Board also noted that the Manager provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any other service providers retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer and certain compliance staff, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.
The Board considered the scope and quality of services provided by the Manager and the Subadvisers and noted that the scope of the services provided has continued to expand as a result of regulatory and other developments. The Board noted that, for example, the Manager and Subadvisers are responsible for maintaining and monitoring their own compliance programs, and these compliance programs are continuously refined and enhanced in light of new regulatory requirements. The Board considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Board members concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Trust and to each of the Funds under the Advisory Contracts.
(2) The investment performance of the Funds, the Manager and the Subadvisers . In connection with every quarterly Board meeting, as well as the summer and fall 2023 contract review process, the Board receives extensive information on the performance results of each of the Funds. This includes performance information on the Funds for the previous quarter, and previous one-, three- and five-year periods, to the extent available. The performance information considered includes information on absolute total return, performance versus the appropriate benchmark(s), and performance versus peer groups as reported by Lipper. For example, in connection with the Board meetings held June 13 and 20, 2023, and
September 19, 2023, the Manager reported that for the one-year period ended December 31, 2022, six Funds were in the top 40%, five were in the middle 20%, and four were in the bottom 40% of their respective Lipper peer groups. For the three-year period ended December 31, 2022, nine Funds were in the top 40%, two were in the middle 20% and four were in the bottom 40% of their respective Lipper peer groups. For the five-year period ended December 31, 2022, seven Funds were in the top 40%, four were in the middle 20%, and four were in the bottom 40% of their respective Lipper peer groups. For Funds which are index funds, the Board each quarter also receives information on the extent, if any, to which such Funds deviate from their particular benchmark index (referred to as “index attribution”).
Two Funds, the AZL Russell 1000 Value Index Fund and the AZL Government Money Market Fund, were in the bottom 40% for all of the one-, three- and five-year periods. The
Board had previously met with the portfolio managers of the AZL Russell 1000 Value Index Fund in December 2021 and met with the portfolio managers of the AZL Government
Money Market Fund in June 2023 to receive and review enhanced reporting on each Fund’s current investment strategy, process and outlook. As a result of these discussions and other discussions with representatives of the Manager, the Board considered the reasons for the underperformance of these Funds, including the headwinds faced by their long-
term investment strategies. The Board understood that such underperformance was not a reflection of the nature, extent or quality of services being provided by the respective
Subadvisers. The Board considered that the AZL Russell 1000 Value Index Fund seeks to track its underlying index and does not take defensive positions under any market conditions, including in periods of market decline. The Board also considered the impact of low short-term interest rates on the performance of the AZL Government Money Market Fund during the periods measured.

29
The Board considered that the AZL Enhanced Bond Index Fund, which was in the bottom 40% of its Lipper peer group for the three- and five-year periods, had shown improved relative performance in more recent periods.
At the Board meeting held September 19, 2023, the Board also received updated performance information for the Funds, including updated Lipper peer group ranking information, for various periods ending June 30, 2023.
Thus, at the Board meeting held September 19, 2023, the Board determined that the overall investment performance of the Funds was acceptable.
(3) The costs of services to be provided and profits to be realized by the Manager and the Subadvisers and their affiliates from their relationship with the Funds . The Manager supplied information to the Board pertaining to the level of investment advisory fees to which the Funds are subject. The Manager has agreed to temporarily limit Fund expenses at certain levels, and information is provided to the Board setting forth “contractual” advisory fees and “actual” fees after taking expense limits and any temporary fee waivers into account.
The Board noted that the subadvisory fees are paid by the Manager to each Subadviser and are not additional fees borne by the Funds. Based upon the information provided, the
“actual” advisory fees payable by the Funds overall are generally comparable to the average level of fees paid by the Funds’ peer groups. For the 15 Funds reviewed by the Board in the summer and fall of 2023, 14 Funds paid “actual” advisory fees in a percentage amount within the 65 th
percentile or lower for each Fund’s applicable category. (A lower percentile reflects lower fund fees and is better for fund shareholders.) The Board recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.
Based upon the information provided, the management fee ranking in 2022 for the 15 Funds was as follows: (1) 14 of the Funds had management fee rankings at or below the 65th percentile (with 11 Funds at or below the 50th percentile); and (2) for the AZL MSCI Global Equity Index Fund, it was determined that there was poor peer group comparability due to there being only one other fund in the category. In addition, the Board also considered that the AZL Enhanced Bond Index Fund ranked at the 65th percentile in the bond index category, but that the Fund’s enhanced bond strategy lacks direct peers.
The Manager has also supplied information to the Board pertaining to total Fund expenses (which include advisory fees, the 25 basis point 12b1 fee paid by the Funds, and other Fund expenses). As noted above, the Manager has agreed to limit Fund expenses at certain levels.
The Manager has committed to providing the Funds with a high quality of service and working to reduce Fund expenses over time.
The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2020 through 2022. The Board recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Board considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Board focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Board recognized that the Manager should earn a reasonable level of profits for the services it provides to each Fund.
The Manager, on behalf of the Board, endeavored to obtain information on the profitability of each Subadviser in connection with its relationship with the Fund or Funds which it subadvised. The Manager was unable to obtain consistent profitability information from some of the Subadvisers that would allow the Board to determine the profits derived from the
Subadviser’s relationship to the Fund or Funds, rather than its overall level of profitability. In considering profitability information, the Board considered the possible effect of any fall-
out benefits to the Subadvisers and their affiliates. The Board considered the difficulty of allocating costs to multiple advisory accounts and products of a large advisory organization.
The Manager assured the Board that the Subadvisory Agreements with the Subadvisers, none of which are affiliated with the Manager, were negotiated on an “arm’s length” basis, which should not result in excessive profits for the Subadvisers.
(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale. The Board noted that the advisory fee schedules for the Funds (other than AZL FIAM Multi-Strategy Fund, AZL FIAM Total Bond Fund, and AZL MSCI Global Equity Index Fund) do not contain breakpoints that reduce the fee rate on assets above specified levels, although certain Subadvisory Agreements have such “breakpoints.” The Board recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. The Board found that there was no uniform methodology for establishing breakpoints that give effect to Fund-specific services provided by the Manager. The Board noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Board noted that the total assets in all of the Funds, as of June
30, 2023, were approximately $14.6 billion, and that no single Fund had assets in excess of approximately $3.0 billion.
The Board noted that the Manager has agreed to temporarily limit Fund expenses under the Expense Limitation Agreement, which has the effect of reducing expenses similar to implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of expense limits and/or advisory fee breakpoints as Fund assets change. The Board receives quarterly reports on the level of Fund assets. The Board expects to continue to consider: (a) the extent to which economies of scale have been realized, and (b) whether the advisory fee should be modified, either in connection with the next renewal of the Advisory Contracts or by modifying the Expense Limitation Agreement, to reflect such economies of scale, if any.
Having taken these factors into account, the Board concluded that the absence of breakpoints in the Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.
In conclusion, after full consideration of the above factors, as well as such other factors as each member of the Board considered instructive in evaluating the Advisory Contracts, the
Board concluded that the advisory fees were reasonable, and that the continuation of the Advisory Contracts was in the best interest of the Funds.

30
Information about the Board of Trustees and Officers (Unaudited)
The Trust is managed by the Trustees in accordance with the laws of the state of Delaware governing business trusts. In addition to serving on the Board of Trustees of the Trust, each Trustee serves on the Board of the Allianz Variable Insurance Products Fund of Funds Trust (“FOF Trust”) and the AIM ETF Products Trust (“ETF Trust”) (collectively, the Trust, the FOF Trust, and ETF Trust are the “AIM Complex”). There are currently six Trustees, one of whom is an “interested person” of the Trust within the meaning of that term under the
1940 Act. The Trustees and Officers of the Trust, their addresses, years of birth, their positions held with the Trust, their terms of office with the Trust and length of time served, their principal occupation(s) during the past five years, the number of portfolios in the Trust they oversee, and their other directorships held during the past five years are as follows:
Independent Trustees
(1)
Name, Address, and Birth Year
Positions
Held with
AIM
Complex
Term of
Office
(2)
/Length
of Time Served
Principal Occupation(s)
During Past 5 Years
Number of
Portfolios
Overseen
for the AIM
Complex
Other
Directorships
Held Outside of
the AIM
Complex
During Past
5 Years
Peggy L. Ettestad (1957)
5701 Golden Hills Drive
Minneapolis, MN 55416
Lead
Independent
Trustee
Since 10/14 (Trustee
since 2/07)
Managing Director, Red Canoe Management Consulting LLC, 2008 to
present
56 None
Tamara Lynn Fagely (1958)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 12/17 Retired; previously, Chief Operations Officer, Hartford Funds, 2012 to
2013
56 Diamond Hill Funds
(10 Funds)
Richard H. Forde (1953)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 12/17 Retired; previously, Member of the Board and Chairman of the Finance and Investment Committee, Connecticut Water Service, Inc., 2013 to
2019
56 Connecticut Water
Service, Inc.
Jack Gee (1959)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 01/22 Retired; previously, Managing Director, BlackRock, Inc., Treasurer and
Chief Financial Officer U.S. iShares, 2004 to 2019
56 TWC ETF Trust (3
Funds);
Esoterica Thematic
Trust (2019 - 2020)
Claire R. Leonardi (1955)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 02/04 Retired; previously, CEO, Health eSense Inc. (a medical device company),
2015 to 2018, and Connecticut Innovations, Inc. (a venture capital firm),
2012 to 2015
56 None

31
Interested Trustee
(3)
(1) Each of the Independent Trustees is a member of the Audit and Operational Risk Oversight Committee.
(2) Indefinite.
(3) Is an “interested person,” as defined by the 1940 Act, due to employment by Allianz Life and the Manager.
Officers
(1) Indefinite.
(2) The Manager and the Trust are parties to a Compliance Services Agreement under which the Manager provides an employee of the Manager or one of its affiliates to act as the
Trust’s Chief Compliance Officer.
The Fund’s Statement of Additional Information (“SAI”) contains additional information about the Trust’s Trustees and Officers. The SAI is available without charge, upon request, by calling toll-free 800-624-0197 or at https://www.allianzlife.com.
Name, Address, and Birth Year
Positions
Held with
AIM
Complex
Term of
Office
(2)
/Length
of Time Served
Principal Occupation(s)
During Past 5 Years
Number of
Portfolios
Overseen
for the AIM
Complex
Other
Directorships
Held Outside of
the AIM
Complex
During Past
5 Years
Brian Muench (1970)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 06/11 President, Allianz Investment Management LLC, 2010 to present; Vice
President, Allianz Life, 2011 to present
56 None
Name, Address, and Birth Year
Positions Held with AIM
Complex
Term of Office
(1)
/
Length of Time
Served Principal Occupation(s) During Past 5 Years
Brian Muench (1970)
5701 Golden Hills Drive
Minneapolis, MN 55416
President Since 11/10 President, Allianz Investment Management LLC, 2010 to present; Vice President,
Allianz Life, 2011 to present
Amanda Farren (1978)
5701 Golden Hills Drive
Minneapolis, MN 55416
Secretary Since 02/24 Chief Legal Officer, Allianz Investment Management LLC; Senior Counsel, Allianz
Life, January 2024 to present; Senior Vice President and Director, The Bank of
New York Mellon, 2023; Vice President and Director, The Bank of New York
Mellon, 2015 -2023
Bashir C. Asad (1963)
Citi Fund Services Ohio, Inc.
4400 Easton Commons, Suite 200
Columbus, OH 43219
Treasurer, Principal Accounting
Officer and Principal Financial Officer
Since 06/16 Senior Vice President, Citi Fund Services Ohio, Inc., 2011 to present
Chris R. Pheiffer (1968)
5701 Golden Hills Drive
Minneapolis, MN 55416
Chief Compliance Officer
(2)
and
Anti-Money Laundering Compliance
Officer
Since 02/14 Chief Compliance Officer of the Trust and the FOF Trust, 2014 to present, and the
ETF Trust, 2020 to present
Michael Tanski (1970)
5701 Golden Hills Drive
Minneapolis, MN 55416
Vice President Since 04/09 Assistant Vice President, Allianz Investment Management LLC, 2013 to present
Laura Quade (1969)
5701 Golden Hills Drive
Minneapolis, MN 55416
Vice President Since 08/23 Vice President, Allianz Investment Management LLC, 2023 to present, previously
Director at Wealth Enhancement Group, November 2019 to November 2022; Vice
President, Head of Operations at Hartford Funds 2014 to 2019

ANNRPT1223 02/24
The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® Mid Cap Index Fund
Annual Report
December 31, 2023

AZL® Mid Cap Index Fund
Management Discussion and Analysis

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Report of Independent Registered Public Accounting Firm

Other Federal Income Tax Information

Other Information

Approval of Investment Advisory and Subadvisory Agreements

Information about the Board of Trustees and Officers

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

1
AZL® Mid Cap Index Fund Review (Unaudited)
Allianz Investment Management LLC
serves as the Manager for the AZL
®
Mid
Cap Index Fund and BlackRock Investment
Management, LLC serves as Subadviser to
the Fund.
What factors affected the Fund’s performance
during the year ended December 31, 2023?*
For the year ended December 31, 2023, the AZL® Mid Cap
Index Fund (Class 2 Shares) (the “Fund”) returned 15.88%.
That compared to a 16.44% return for its benchmark, the S&P
MidCap 400
®
Index.
1
The Fund seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap
400® Index (the “Index”), which is designed to provide a
comprehensive measure of U.S. mid-cap stock performance.
U.S. equity markets began the first quarter of 2023 rallying on resilient economic data and signs of cooling inflation. However, the Federal Reserve (the Fed) reiterated its commitment to raise interest rates to bring inflation under control and continued
to raise rates during the quarter, briefly dampening investor enthusiasm. In March, headlines about banking sector issues led to a brief selloff in the financial sector.
During the second quarter, U.S. equities rallied on the successful resolution of a government debt ceiling standoff, resilient
economic data and strong performance by large-cap growth
stocks. Meanwhile, enthusiasm over artificial intelligence and semiconductor chip manufacturers helped drive gains in the
technology sector.
After a strong July, investor enthusiasm waned in August
and September, dampening market performance. Inflation
showed signs of persisting, pushed higher by rising oil prices, and investors grew uncertain about when the Fed would halt
its cycle of rate increases. The Fed’s decision to leave rates unchanged in September did little to ease investor concerns.
This weaker market performance extended into the final
quarter of 2023, as renewed conflict in the Middle East added to investors’ existing fears. Investor optimism returned in
November and December, as inflation data continued to cool,
and the Fed held rates steady for the quarter. Anticipation of potential rate cuts in 2024 helped equities close out the year with strong gains.
The sectors within the Index posted mixed returns over the year ended December 31, 2023, with the information technology,
industrials, and consumer discretionary sectors among the best performers. The utilities, communication services, and health care sectors lagged.
The Fund uses exchange traded futures for the purpose of
efficient portfolio management, and these derivatives did not have a significant impact on the Fund’s return in 2023.
Past performance does not guarantee future results.
* The Fund’s portfolio composition is subject to change. There is no guarantee that any sectors mentioned will continue to perform as described or that securities in such sectors will be held by the
Fund in the future. The information contained in this commentary is for informational purposes only and should not be construed as a recommendation to purchase or sell securities in the sector mentioned.
The Fund’s holdings and weight ings are as of December 31, 2023 .
1
For a complete description of the Fund’s pe rformance benchmarks please refer to page 2 of this report.

2
AZL® Mid Cap Index Fund Review (Unaudited)
Fund Objective
The Fund’s investment objective is to seek to
match the performance of the Standard & Poor’s
MidCap 400 Index (“S&P 400” or the “Index”) as
closely as possible. This objective may be changed
by the Trustees of the Fund without shareholder
approval. The Fund seeks to achieve its objective
by investing at least 80% of its net assets in a
statistically selected sampling of equity securities
of companies included in the S&P 400 and in
derivative instruments linked to the S&P 400,
primarily futures contracts.
Investment Concerns
Equity securities (stocks) are more volatile and
carry more risk than other forms of investments,
including investments in high-grade fixed income
securities. The net asset value per share of this
Fund will fluctuate as the value of the securities in
the portfolio changes.
Small to mid-capitalization companies typically
have a higher risk of failure and historically have
experienced a greater degree of volatility.
The performance of the Fund is expected to be
lower than that of the Index because of Fund fees
and expenses. Securities in which the Fund will
invest may involve substantial risk and may be
subject to sudden severe price declines.
Investing in derivative instruments involves risks
that may be different from or greater than the risk
associated with investing directly in securities or
other traditional instruments.
For a complete description of these and other risks
associated with investing in the Fund, please refer
to the Fund’s prospectus.
Growth of $10,000 Investment
The chart above represents a comparison of a hypothetical investment in the Fund versus a similar investment in the Fund’s benchmarks and represents the reinvestment of dividends and capital gains in the Fund.
Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.Allianzlife.com.
The above expense ratios are based on the current Fund prospectus dated May 1, 2023. The Manager and the Fund have entered into a written agreement limiting operating expenses, excluding certain expenses (such as interest expense), to 0.46%
for Class 1 Shares and 0.71% for Class 2 Shares through April 30, 2025. Additional information pertaining to the December
31, 2023 expense ratios can be found in the Financial Highlights.
The total return of the Fund does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Such charges, fees and tax payments would reduce the performance quoted.
The Fund’s performance is measured against the Standard & Poor’s MidCap 400 Index (“S&P 400”), which is a widely used index for mid-sized companies. The S&P 400 covers 7% of the U.S. equities market, and is part of a series of S&P U.S. indexes that can be used as building blocks for portfolio composition. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index.
Average Annual Total Returns as of December 31, 2023
Inception
Date
1
Year
3
Year
5
Year
10
Year
Since
Inception
  AZL
®
Mid Cap Index Fund, Class 1
10/17/2016
16.16% 7.68% 12.46% –% 10.28%
  AZL
®
Mid Cap Index Fund, Class 2
5/1/2009
15.88% 7.40% 12.19% 8.78% 12.67%
  S&P MidCap 400 Index
5/1/2009
16.44% 8.09% 12.62% 9.27% 13.30%
Expense Ratio Gross
  AZL
®
Mid Cap Index Fund, Class 1 0.31%
  AZL
®
Mid Cap Index Fund, Class 2 0.56%

AZL Mid Cap Index Fund
3
Expense Examples
(Unaudited)
As a shareholder of the AZL Mid Cap Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.
The
Actual Expense
table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The
Hypothetical Expense
table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Beginning
Account Value
7/1/23
Ending
Account Value
12/31/23
Expenses Paid
During Period
7/1/23 - 12/31/23*
Annualized Expense
Ratio During Period
7/1/23 - 12/31/23
AZL Mid Cap Index Fund, Class 1 $1,000.00 $1,069.80 $1.72 0.33%
AZL Mid Cap Index Fund, Class 2 $1,000.00 $1,066.50 $3.02 0.58%
Beginning
Account Value
7/1/23
Ending
Account Value
12/31/23
Expenses Paid
During Period
7/1/23 - 12/31/23*
Annualized Expense
Ratio During Period
7/1/23 - 12/31/23
AZL Mid Cap Index Fund, Class 1 $1,000.00 $1,023.54 $1.68 0.33%
AZL Mid Cap Index Fund, Class 2 $1,000.00 $1,022.28 $2.96 0.58%
* Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).
Portfolio Composition
(Unaudited)
Investments
Percent
of Net Assets
Industrials 21.2%
Consumer Discretionary 15.8
Financials 15.8
Information Technology 9.7
Real Estate 8.0
Health Care 7.8
Materials 7.2
Energy 5.1
Consumer Staples 4.1
Utilities 3.2
Communication Services 1.7
Total Common Stocks 99.6
Unaffiliated Investment Company 0.4
Affiliated Investment Company 0.2
Total Investment Securities 100.2
Net other assets (liabilities) (0.2)
Net Assets 100.0%

AZL Mid Cap Index Fund
Schedule of Portfolio Investments
December 31, 2023
4
See accompanying notes to the financial statements.
Shares Value
Common Stocks (99.6%):
Aerospace & Defense (1.2%):
29,102 BWX Technologies, Inc. $ 2,232,997
12,143 Curtiss-Wright Corp. 2,705,339
26,836 Hexcel Corp. 1,979,155
19,565 Woodward, Inc. 2,663,383
9,580,874
Air Freight & Logistics (0.3%):
38,907 GXO Logistics, Inc.* 2,379,552
Automobile Components (1.5%):
30,693 Adient plc* 1,115,998
24,357 Autoliv, Inc. 2,683,898
13,419 Fox Factory Holding Corp.* 905,514
74,650 Gentex Corp. 2,438,069
92,073 Goodyear Tire & Rubber Co. (The)* 1,318,485
19,160 Lear Corp. 2,705,584
8,988 Visteon Corp.* 1,122,601
12,290,149
Automobiles (0.4%):
41,396 Harley-Davidson, Inc. 1,525,028
17,459 Thor Industries, Inc. 2,064,527
3,589,555
Banks (5.8%):
46,721 Associated Banc-Corp. 999,362
35,408 Bank OZK 1,764,381
59,554 Cadence Bank 1,762,203
69,187 Columbia Banking System, Inc. 1,845,909
38,954 Commerce Bancshares, Inc. 2,080,533
20,697 Cullen/Frost Bankers, Inc. 2,245,418
46,109 East West Bancorp, Inc. 3,317,543
40,645 First Financial Bankshares, Inc. 1,231,543
180,806 First Horizon Corp. 2,560,213
117,081 FNB Corp. 1,612,205
35,766 Glacier Bancorp, Inc. 1,477,851
28,284 Hancock Whitney Corp. 1,374,320
59,531 Home BancShares, Inc. 1,507,920
16,186 International Bancshares Corp. 879,223
233,616 New York Community Bancorp, Inc. 2,389,892
95,566 Old National Bancorp 1,614,110
24,985 Pinnacle Financial Partners, Inc. 2,179,192
30,686 Prosperity Bancshares, Inc. 2,078,363
24,610 SouthState Corp. 2,078,314
49,694 Synovus Financial Corp. 1,870,979
14,456 Texas Capital Bancshares, Inc.* 934,291
14,217 UMB Financial Corp. 1,187,830
44,189 United Bankshares, Inc. 1,659,297
140,688 Valley National Bancorp 1,527,872
57,063 Webster Financial Corp. 2,896,518
20,198 Wintrust Financial Corp. 1,873,364
46,948,646
Beverages (0.6%):
3,030 Boston Beer Co., Inc. (The), Class A* 1,047,138
47,771 Celsius Holdings, Inc.* 2,604,475
1,545 Coca-Cola Consolidated, Inc. 1,434,378
5,085,991
Shares Value
Common Stocks, continued
Biotechnology (1.5%):
34,537 Arrowhead Pharmaceuticals, Inc.* $ 1,056,832
100,929 Exelixis, Inc.* 2,421,287
42,355 Halozyme Therapeutics, Inc.* 1,565,441
32,143 Neurocrine Biosciences, Inc.* 4,235,162
15,289 United Therapeutics Corp.* 3,361,898
12,640,620
Broadline Retail (0.5%):
88,488 Macy's, Inc. 1,780,379
31,430 Nordstrom, Inc. 579,883
19,571 Ollie's Bargain Outlet Holdings, Inc.* 1,485,243
3,845,505
Building Products (3.5%):
22,221 Advanced Drainage Systems, Inc. 3,125,161
15,766 Carlisle Cos., Inc. 4,925,771
41,295 Fortune Brands Innovations, Inc. 3,144,201
10,418 Lennox International, Inc. 4,662,263
29,011 Owens Corning 4,300,301
13,764 Simpson Manufacturing Co., Inc. 2,724,997
35,044 Trex Co., Inc.* 2,901,293
20,001 UFP Industries, Inc. 2,511,126
28,295,113
Capital Markets (2.8%):
11,864 Affiliated Managers Group, Inc. 1,796,447
68,811 Carlyle Group, Inc. (The) 2,799,919
11,793 Evercore, Inc. 2,017,193
27,109 Federated Hermes, Inc. 917,911
16,913 Houlihan Lokey, Inc. 2,028,038
35,217 Interactive Brokers Group, Inc. 2,919,489
44,538 Janus Henderson Group plc 1,342,821
57,541 Jefferies Financial Group, Inc. 2,325,232
8,208 Morningstar, Inc. 2,349,458
32,053 SEI Investments Co. 2,036,968
34,090 Stifel Financial Corp. 2,357,323
22,890,799
Chemicals (2.4%):
16,198 Ashland, Inc. 1,365,653
29,044 Avient Corp. 1,207,359
71,203 Axalta Coating Systems, Ltd.* 2,418,766
17,874 Cabot Corp. 1,492,479
49,167 Chemours Co. (The) 1,550,727
57,910 Livent Corp.* 1,041,222
2,215 NewMarket Corp. 1,209,013
40,085 Olin Corp. 2,162,586
41,863 RPM International, Inc. 4,673,167
13,628 Scotts Miracle-Gro Co. (The) 868,785
10,924 Westlake Corp. 1,528,923
19,518,680
Commercial Services & Supplies (1.3%):
15,070 Brink's Co. (The) 1,325,406
16,702 Clean Harbors, Inc.* 2,914,666
11,984 MSA Safety, Inc. 2,023,259
30,091 Stericycle, Inc.* 1,491,310

AZL Mid Cap Index Fund
Schedule of Portfolio Investments
December 31, 2023
5
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Commercial Services & Supplies, continued
17,341 Tetra Tech, Inc. $ 2,894,733
10,649,374
Communications Equipment (0.5%):
18,712 Calix, Inc.* 817,527
48,288 Ciena Corp.* 2,173,443
21,761 Lumentum Holdings, Inc.* 1,140,712
4,131,682
Construction & Engineering (2.0%):
45,493 AECOM 4,204,918
11,497 Comfort Systems U.S.A., Inc. 2,364,588
15,233 EMCOR Group, Inc. 3,281,645
55,263 Fluor Corp.* 2,164,652
19,534 MasTec, Inc.* 1,479,115
68,063 MDU Resources Group, Inc. 1,347,647
6,687 Valmont Industries, Inc. 1,561,481
16,404,046
Construction Materials (0.4%):
11,299 Eagle Materials, Inc. 2,291,889
18,428 Knife River Corp.* 1,219,565
3,511,454
Consumer Finance (0.7%):
89,907 Ally Financial, Inc. 3,139,553
12,529 FirstCash Holdings, Inc. 1,358,018
72,715 SLM Corp. 1,390,311
5,887,882
Consumer Staples Distribution & Retail (1.5%):
12,003 Casey's General Stores, Inc. 3,297,704
28,839 Grocery Outlet Holding Corp.* 777,500
50,549 Performance Food Group Co.* 3,495,463
32,110 Sprouts Farmers Market, Inc.* 1,544,812
73,609 US Foods Holding Corp.* 3,342,585
12,458,064
Containers & Packaging (1.8%):
21,317 AptarGroup, Inc. 2,635,208
39,108 Berry Global Group, Inc. 2,635,488
39,712 Crown Holdings, Inc. 3,657,078
99,506 Graphic Packaging Holding Co. 2,452,823
8,003 Greif, Inc., Class A 524,917
26,284 Silgan Holdings, Inc. 1,189,351
32,197 Sonoco Products Co. 1,798,846
14,893,711
Diversified Consumer Services (0.9%):
1,067 Graham Holdings Co., Class B 743,187
9,074 Grand Canyon Education, Inc.* 1,198,131
46,903 H&R Block, Inc. 2,268,698
49,077 Service Corp. International 3,359,321
7,569,337
Diversified REITs (0.6%):
71,869 WP Carey, Inc. 4,657,830
Diversified Telecommunication Services (0.4%):
71,918 Frontier Communications Parent, Inc.* 1,822,402
Shares Value
Common Stocks, continued
Diversified Telecommunication Services, continued
39,818 Iridium Communications, Inc. $ 1,638,909
3,461,311
Electric Utilities (0.9%):
18,453 ALLETE, Inc. 1,128,585
15,958 IDACORP, Inc. 1,568,991
65,159 OGE Energy Corp. 2,276,004
26,323 PNM Resources, Inc. 1,095,037
34,192 Portland General Electric Co. 1,481,881
7,550,498
Electrical Equipment (1.6%):
9,922 Acuity Brands, Inc. 2,032,323
12,964 EnerSys 1,308,846
53,716 nVent Electric plc 3,174,078
21,488 Regal Rexnord Corp. 3,180,654
48,940 Sensata Technologies Holding plc 1,838,676
70,760 Sunrun, Inc.* 1,389,019
12,923,596
Electronic Equipment, Instruments & Components (2.4%):
17,547 Arrow Electronics, Inc.* 2,145,121
29,235 Avnet, Inc. 1,473,444
13,254 Belden, Inc. 1,023,871
54,308 Cognex Corp. 2,266,816
42,649 Coherent Corp.* 1,856,511
15,253 Crane NXT Co. 867,438
9,325 IPG Photonics Corp.* 1,012,136
7,948 Littelfuse, Inc. 2,126,567
11,436 Novanta, Inc.* 1,925,937
17,266 TD SYNNEX Corp. 1,857,994
40,272 Vishay Intertechnology, Inc. 965,320
48,939 Vontier Corp. 1,690,842
19,211,997
Energy Equipment & Services (1.0%):
62,766 ChampionX Corp. 1,833,395
127,524 NOV, Inc. 2,586,187
20,049 Valaris, Ltd.* 1,374,760
23,409 Weatherford International plc* 2,290,102
8,084,444
Entertainment (0.2%):
19,585 TKO Group Holdings, Inc. 1,597,744
Financial Services (1.6%):
34,401 Equitable Holdings, Inc. 1,145,553
34,414 Essent Group, Ltd. 1,814,994
14,311 Euronet Worldwide, Inc.* 1,452,423
89,341 MGIC Investment Corp. 1,723,388
36,383 Voya Financial, Inc. 2,654,504
106,881 Western Union Co. (The) 1,274,022
14,095 WEX, Inc.* 2,742,182
12,807,066
Food Products (1.1%):
51,810 Darling Ingredients, Inc.* 2,582,210
64,090 Flowers Foods, Inc. 1,442,666
21,605 Ingredion, Inc. 2,344,791
6,424 Lancaster Colony Corp. 1,068,889

AZL Mid Cap Index Fund
Schedule of Portfolio Investments
December 31, 2023
6
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Food Products, continued
13,252 Pilgrim's Pride Corp.* $ 366,550
16,758 Post Holdings, Inc.* 1,475,710
9,280,816
Gas Utilities (1.0%):
29,172 National Fuel Gas Co. 1,463,559
31,232 New Jersey Resources Corp. 1,392,323
17,639 ONE Gas, Inc. 1,123,957
19,487 Southwest Gas Holdings, Inc. 1,234,502
16,810 Spire, Inc. 1,047,935
70,658 UGI Corp. 1,738,187
8,000,463
Ground Transportation (2.0%):
5,929 Avis Budget Group, Inc. 1,050,975
43,255 Hertz Global Holdings, Inc.* 449,419
52,776 Knight-Swift Transportation Holdings, Inc. 3,042,536
11,290 Landstar System, Inc. 2,186,309
14,538 Ryder System, Inc. 1,672,742
8,590 Saia, Inc.* 3,764,310
17,090 Werner Enterprises, Inc. 724,103
37,568 XPO, Inc.* 3,290,581
16,180,975
Health Care Equipment & Supplies (2.4%):
15,581 Enovis Corp.* 872,848
54,818 Envista Holdings Corp.* 1,318,921
37,422 Globus Medical, Inc.* 1,994,219
16,422 Haemonetics Corp.* 1,404,245
16,655 Inari Medical, Inc.* 1,081,243
22,155 Integra LifeSciences Holdings Corp.* 964,850
22,040 Lantheus Holdings, Inc.* 1,366,480
17,164 LivaNova plc* 888,065
14,404 Masimo Corp.* 1,688,293
63,564 Neogen Corp.* 1,278,272
12,480 Penumbra, Inc.* 3,139,219
16,066 QuidelOrtho Corp.* 1,184,064
11,854 Shockwave Medical, Inc.* 2,258,898
19,439,617
Health Care Providers & Services (2.1%):
29,512 Acadia Healthcare Co., Inc.* 2,294,853
10,037 Amedisys, Inc.* 954,117
4,805 Chemed Corp. 2,809,724
31,879 Encompass Health Corp. 2,126,967
27,794 HealthEquity, Inc.* 1,842,742
56,771 Option Care Health, Inc.* 1,912,615
27,478 Patterson Cos., Inc. 781,749
25,193 Progyny, Inc.* 936,676
61,376 R1 RCM, Inc.* 648,744
33,005 Tenet Healthcare Corp.* 2,494,188
16,802,375
Health Care REITs (0.9%):
124,250 Healthcare Realty Trust, Inc. 2,140,828
195,456 Medical Properties Trust, Inc. 959,689
79,340 Omega Healthcare Investors, Inc. 2,432,564
70,337 Physicians Realty Trust 936,186
Shares Value
Common Stocks, continued
Health Care REITs, continued
73,420 Sabra Health Care REIT, Inc. $ 1,047,703
7,516,970
Health Care Technology (0.1%):
37,633 Doximity, Inc., Class A* 1,055,229
Hotel & Resort REITs (0.1%):
66,307 Park Hotels & Resorts, Inc. 1,014,497
Hotels, Restaurants & Leisure (3.6%):
85,077 Aramark 2,390,664
22,205 Boyd Gaming Corp. 1,390,255
7,687 Choice Hotels International, Inc. 870,937
21,962 Churchill Downs, Inc. 2,963,333
23,208 Hilton Grand Vacations, Inc.* 932,497
14,872 Hyatt Hotels Corp., Class A 1,939,458
29,154 Light & Wonder, Inc.* 2,393,835
10,719 Marriott Vacations Worldwide Corp. 909,936
48,246 Penn Entertainment, Inc.* 1,255,361
27,744 Planet Fitness, Inc., Class A* 2,025,312
22,184 Texas Roadhouse, Inc. 2,711,550
23,459 Travel + Leisure Co. 917,012
12,439 Vail Resorts, Inc. 2,655,353
54,887 Wendy's Co. (The) 1,069,199
9,545 Wingstop, Inc. 2,449,056
26,638 Wyndham Hotels & Resorts, Inc. 2,141,962
29,015,720
Household Durables (1.9%):
7,477 Helen of Troy, Ltd.* 903,296
23,899 KB Home 1,492,732
43,214 Leggett & Platt, Inc. 1,130,910
32,599 Taylor Morrison Home Corp.* 1,739,157
56,417 Tempur Sealy International, Inc. 2,875,574
36,230 Toll Brothers, Inc. 3,724,082
10,324 TopBuild Corp.* 3,863,860
15,729,611
Household Products (0.3%):
43,017 BJ's Wholesale Club Holdings, Inc.* 2,867,513
Independent Power and Renewable Electricity Producers
(0.7%):
16,985 Ormat Technologies, Inc. 1,287,293
109,652 Vistra Corp. 4,223,795
5,511,088
Industrial REITs (1.4%):
14,564 EastGroup Properties, Inc. 2,673,076
42,216 First Industrial Realty Trust, Inc. 2,223,517
68,906 Rexford Industrial Realty, Inc. 3,865,627
58,246 STAG Industrial, Inc. 2,286,738
11,048,958
Insurance (4.2%):
21,979 American Financial Group, Inc. 2,613,083
21,555 Brighthouse Financial, Inc.* 1,140,691
36,469 CNO Financial Group, Inc. 1,017,485
8,084 Erie Indemnity Co., Class A 2,707,493
31,392 Fidelity National Financial, Inc. 1,601,620
34,059 First American Financial Corp. 2,194,762

AZL Mid Cap Index Fund
Schedule of Portfolio Investments
December 31, 2023
7
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Insurance, continued
10,620 Hanover Insurance Group, Inc. (The) $ 1,289,480
19,516 Kemper Corp. 949,844
7,109 Kinsale Capital Group, Inc. 2,380,875
88,790 Old Republic International Corp. 2,610,426
11,503 Primerica, Inc. 2,366,857
22,093 Reinsurance Group of America, Inc. 3,574,206
16,982 RenaissanceRe Holdings, Ltd. 3,328,472
12,633 RLI Corp. 1,681,705
19,786 Selective Insurance Group, Inc. 1,968,311
60,407 Unum Group 2,731,605
34,156,915
Interactive Media & Services (0.3%):
14,512 Ziff Davis, Inc.* 975,061
95,995 ZoomInfo Technologies, Inc.* 1,774,948
2,750,009
IT Services (0.8%):
46,155 GoDaddy, Inc., Class A* 4,899,815
74,855 Kyndryl Holdings, Inc.* 1,555,487
6,455,302
Leisure Products (0.9%):
22,406 Brunswick Corp. 2,167,780
112,876 Mattel, Inc.* 2,131,099
17,045 Polaris, Inc. 1,615,355
28,191 YETI Holdings, Inc.* 1,459,730
7,373,964
Life Sciences Tools & Services (1.1%):
19,446 Azenta, Inc.* 1,266,712
30,641 Bruker Corp. 2,251,501
7,588 Medpace Holdings, Inc.* 2,325,950
16,798 Repligen Corp.* 3,020,280
32,674 Sotera Health Co.* 550,557
9,415,000
Machinery (4.8%):
19,980 AGCO Corp. 2,425,772
13,540 Chart Industries, Inc.* 1,845,908
15,583 Crane Co. 1,840,976
37,971 Donaldson Co., Inc. 2,481,405
18,222 Esab Corp. 1,578,390
42,389 Flowserve Corp. 1,747,275
53,949 Graco, Inc. 4,680,615
26,345 ITT, Inc. 3,143,485
18,636 Lincoln Electric Holdings, Inc. 4,052,584
17,412 Middleby Corp. (The)* 2,562,524
21,114 Oshkosh Corp. 2,288,969
9,376 RBC Bearings, Inc.* 2,671,129
21,463 Terex Corp. 1,233,264
20,936 Timken Co. (The) 1,678,020
33,559 Toro Co. (The) 3,221,328
8,406 Watts Water Technologies, Inc., Class A 1,751,306
39,202,950
Marine Transportation (0.2%):
18,773 Kirby Corp.* 1,473,305
Shares Value
Common Stocks, continued
Media (0.7%):
1,434 Cable One, Inc. $ 798,150
52,606 New York Times Co. (The), Class A 2,577,168
10,799 Nexstar Media Group, Inc. 1,692,743
62,494 TEGNA, Inc. 956,158
6,024,219
Metals & Mining (2.4%):
58,914 Alcoa Corp. 2,003,076
164,150 Cleveland-Cliffs, Inc.* 3,351,943
37,477 Commercial Metals Co. 1,875,349
46,170 MP Materials Corp.* 916,474
18,694 Reliance Steel & Aluminum Co. 5,228,338
21,547 Royal Gold, Inc. 2,606,325
72,238 United States Steel Corp. 3,514,379
19,495,884
Mortgage Real Estate Investment Trusts (REITs) (0.7%):
171,487 Annaly Capital Management, Inc. 3,321,703
105,439 Starwood Property Trust, Inc. 2,216,328
5,538,031
Multi-Utilities (0.3%):
23,284 Black Hills Corp. 1,256,172
18,994 Northwestern Energy Group, Inc. 966,604
2,222,776
Office REITs (0.6%):
31,876 COPT Defense Properties 816,982
49,495 Cousins Properties, Inc. 1,205,203
34,975 Kilroy Realty Corp. 1,393,404
52,501 Vornado Realty Trust 1,483,153
4,898,742
Oil, Gas & Consumable Fuels (4.1%):
109,953 Antero Midstream Corp. 1,377,711
90,691 Antero Resources Corp.* 2,056,872
35,943 Chesapeake Energy Corp. 2,765,454
13,603 Chord Energy Corp. 2,261,227
28,091 Civitas Resources, Inc. 1,920,863
47,758 CNX Resources Corp.* 955,160
30,750 DT Midstream, Inc. 1,685,100
140,221 Equitrans Midstream Corp. 1,427,450
51,795 HF Sinclair Corp. 2,878,248
35,725 Matador Resources Co. 2,031,324
47,252 Murphy Oil Corp. 2,015,770
83,152 Ovintiv, Inc. 3,652,036
35,146 PBF Energy, Inc., Class A 1,545,018
134,850 Permian Resources Corp. 1,833,960
77,707 Range Resources Corp. 2,365,401
353,875 Southwestern Energy Co.* 2,317,881
33,089,475
Paper & Forest Products (0.2%):
20,717 Louisiana-Pacific Corp. 1,467,385
Personal Care Products (0.5%):
42,998 BellRing Brands, Inc.* 2,383,379
125,461 Coty, Inc., Class A* 1,558,226
3,941,605

AZL Mid Cap Index Fund
Schedule of Portfolio Investments
December 31, 2023
8
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Pharmaceuticals (0.5%):
20,153 Jazz Pharmaceuticals plc* $ 2,478,819
43,128 Perrigo Co. plc 1,387,859
3,866,678
Professional Services (2.9%):
15,441 ASGN, Inc.* 1,484,961
7,266 CACI International, Inc., Class A* 2,353,167
15,424 Concentrix Corp. 1,514,791
52,858 ExlService Holdings, Inc.* 1,630,669
15,941 Exponent, Inc. 1,403,446
11,414 FTI Consulting, Inc.* 2,273,098
54,101 Genpact, Ltd. 1,877,846
11,542 Insperity, Inc. 1,352,953
44,528 KBR, Inc. 2,467,296
16,434 ManpowerGroup, Inc. 1,306,010
19,820 Maximus, Inc. 1,662,105
13,961 Paylocity Holding Corp.* 2,301,471
17,475 Science Applications International Corp. 2,172,492
23,800,305
Real Estate Management & Development (0.4%):
15,523 Jones Lang LaSalle, Inc.* 2,931,829
Residential REITs (0.9%):
48,106 Apartment Income REIT Corp. 1,670,721
60,538 Equity LifeStyle Properties, Inc. 4,270,351
69,053 Independence Realty Trust, Inc. 1,056,511
6,997,583
Retail REITs (1.3%):
32,184 Agree Realty Corp. 2,025,983
98,664 Brixmor Property Group, Inc. 2,295,911
70,186 Kite Realty Group Trust 1,604,452
58,933 NNN REIT, Inc. 2,540,012
45,972 Spirit Realty Capital, Inc. 2,008,517
10,474,875
Semiconductors & Semiconductor Equipment (2.9%):
22,699 Allegro MicroSystems, Inc.* 687,099
34,099 Amkor Technology, Inc. 1,134,474
17,197 Cirrus Logic, Inc.* 1,430,618
44,473 Lattice Semiconductor Corp.* 3,068,192
17,556 MACOM Technology Solutions Holdings, Inc.* 1,631,830
20,464 MKS Instruments, Inc. 2,105,132
15,922 Onto Innovation, Inc.* 2,434,474
17,542 Power Integrations, Inc. 1,440,374
34,606 Rambus, Inc.* 2,361,859
10,290 Silicon Laboratories, Inc.* 1,361,058
12,793 Synaptics, Inc.* 1,459,425
14,092 Universal Display Corp. 2,695,236
40,588 Wolfspeed, Inc.* 1,765,984
23,575,755
Software (2.6%):
9,195 Aspen Technology, Inc.* 2,024,279
14,370 Blackbaud, Inc.* 1,245,879
14,557 CommVault Systems, Inc.* 1,162,376
19,642 Dolby Laboratories, Inc., Class A 1,692,748
85,042 Dropbox, Inc., Class A* 2,507,038
78,179 Dynatrace, Inc.* 4,275,610
Shares Value
Common Stocks, continued
Software, continued
19,929 Manhattan Associates, Inc.* $ 4,291,112
12,049 Qualys, Inc.* 2,364,978
31,516 Teradata Corp.* 1,371,261
20,935,281
Specialized REITs (1.9%):
73,065 CubeSmart 3,386,563
24,692 EPR Properties 1,196,327
88,186 Gaming and Leisure Properties, Inc. 4,351,979
28,647 Lamar Advertising Co., Class A 3,044,603
24,635 National Storage Affiliates Trust 1,021,614
25,517 PotlatchDeltic Corp. 1,252,885
43,859 Rayonier, Inc. 1,465,329
15,719,300
Specialty Retail (4.0%):
8,408 AutoNation, Inc.* 1,262,713
20,977 Burlington Stores, Inc.* 4,079,607
19,989 Dick's Sporting Goods, Inc. 2,937,384
17,862 Five Below, Inc.* 3,807,464
34,675 Floor & Decor Holdings, Inc., Class A* 3,868,343
86,789 GameStop Corp., Class A*^ 1,521,411
69,314 Gap, Inc. (The) 1,449,356
8,941 Lithia Motors, Inc. 2,944,093
6,202 Murphy U.S.A., Inc. 2,211,385
6,290 Penske Automotive Group, Inc. 1,009,608
5,013 RH* 1,461,189
44,361 Valvoline, Inc.* 1,667,086
20,705 Williams-Sonoma, Inc. 4,177,855
32,397,494
Technology Hardware, Storage & Peripherals (0.5%):
14,980 Super Micro Computer, Inc.* 4,258,215
Textiles, Apparel & Luxury Goods (2.1%):
37,654 Capri Holdings, Ltd.* 1,891,737
11,077 Carter's, Inc. 829,557
10,283 Columbia Sportswear Co. 817,910
19,647 Crocs, Inc.* 1,835,226
8,318 Deckers Outdoor Corp.* 5,560,001
19,586 PVH Corp. 2,391,842
43,759 Skechers USA, Inc., Class A* 2,727,936
62,292 Under Armour, Inc., Class A* 547,547
58,101 Under Armour, Inc., Class C* 485,143
17,086,899
Trading Companies & Distributors (1.5%):
44,338 Core & Main, Inc., Class A* 1,791,698
10,941 GATX Corp. 1,315,327
14,910 MSC Industrial Direct Co., Inc. 1,509,787
11,093 Watsco, Inc. 4,753,018
14,395 WESCO International, Inc. 2,503,003
11,872,833
Water Utilities (0.4%):
82,317 Essential Utilities, Inc. 3,074,540
Total Common Stocks (Cost $555,139,517) 810,826,501

AZL Mid Cap Index Fund
Schedule of Portfolio Investments
December 31, 2023
9
See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of December 31, 2023 .
Shares Value
Affiliated Investment Company (0.2%):
Money Markets (0.2%):
1,573,481 BlackRock Liquidity FedFund, Institutional Class
+
(a)
(b) $ 1,573,481
Total Affiliated Investment Company (Cost $1,573,481) 1,573,481
Shares Value
Unaffiliated Investment Company (0.4%):
Money Markets (0.4%):
3,663,648 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 5.25%(b) $ 3,663,648
Total Unaffiliated Investment Company (Cost $3,663,648) 3,663,648
Total Investment Securities
(Cost $560,376,646) — 100.2%(c) 816,063,630
Net other assets (liabilities) — (0.2)% (1,375,585)
Net Assets — 100.0% $ 814,688,045
REIT—Real Estate Investment Trust
* Non-income producing security.
+ Affiliated Securities
^ This security or a partial position of this security was on loan as of December 31, 2023. The total value of securities on loan as of December 31, 2023 was $1,490,979.
(a) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2023.
(b) The rate represents the effective yield at December 31, 2023.
(c) See Federal Tax Information listed in the Notes to the Financial Statements.
Futures Contracts
At December 31, 2023, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P Midcap 400 E-Mini March Futures (U.S. Dollar) 3/15/24 15 $ 4,214,250 $ 17,768
$ 17,768

AZL Mid Cap Index Fund
10
See accompanying notes to the financial statements.
Statement of Assets and Liabilities
December 31, 2023
Statement of Operations
For the Year Ended December 31, 2023
Assets:
Investment securities, at cost $ 560,37 6, 646
Investment securities, at value(a) $ 816,063,630
Deposit at broker for futures contracts collateral 260,000
Interest and dividends receivable 1,094,438
Receivable for capital shares issued 13,288
Receivable for investments sold 696,685
Prepaid expenses 3,866
Total Assets 818,131,907
Liabilities:
Cash overdraft 1,295
Payable for investments purchased 1,041,367
Payable for capital shares redeemed 353,310
Payable for collateral received on loaned securities 1,573,481
Payable for variation margin on futures contracts 44,439
Management fees payable 170,870
Administration fees payable 30,714
Distribution fees payable 161,202
Custodian fees payable 6,817
Administrative and compliance services fees payable 1,655
Transfer agent fees payable 2,491
Trustee fees payable 6,869
Other accrued liabilities 49,352
Total Liabilities 3,443,862
Commitments and contingent liabilities^
Net Assets
$ 814,688,045
Net Assets Consist of:
Paid in capital $ 520,218,197
Total distributable earnings 294,469,848
Net Assets
$ 814,688,045
Class 1
Net Assets $ 46,526,025
Shares of beneficial interest (unlimited number of shares authorized, no par value)
*
2,157,249
Net Asset Value (offering and redemption price per share)
*
$ 21.57
Class 2
Net Assets $ 768,162,020
Shares of beneficial interest (unlimited number of shares authorized, no par value) 36,162,086
Net Asset Value (offering and redemption price per share) $ 21.24
(a) Includes securities on loan of $1,490,979.
^ See Note 3 in Notes to the Financial Statements.
* Shares of beneficial interest and the Net Asset Value reflect a 13 to 1 reverse share split which occurred on December 8, 2023. See Note 9 in Notes to the Financial
Statements.
Investment Income:
Dividends $ 12,553,911
Interest 10,702
Income from securities lending 97,289
Total Investment Income 12,661,902
Expenses:
Management fees 2,020,025
Administration fees 238,247
Distribution fees - Class 2 1,908,024
Custodian fees 27,835
Administrative and compliance services fees 9,454
Transfer agent fees 14,587
Trustee fees 43,813
Professional fees 38,867
Licensing fees 157,742
Shareholder reports 9,756
Other expenses 20,641
Total expenses 4,488,991
Net Investment Income/(Loss)
8,172,911
Net realized and Change in net unrealized gains/losses on
investments:
Net realized gains/(losses) on securities 44,807,278
Net realized gains/(losses) on futures contracts (68,234)
Change in net unrealized appreciation/depreciation on securities 71,230,449
Change in net unrealized appreciation/depreciation on futures contracts 39,533
Net realized and Change in net unrealized gains/losses on
investments
116,009,026
Change in Net Assets Resulting From Operations
$ 124,181,937

AZL Mid Cap Index Fund
11
See accompanying notes to the financial statements.
Statements of Changes in Net Assets
For the
Year Ended
December 31, 2023
*
For the
Year Ended
December 31, 2022
*
Change In Net Assets:
Operations:
Net investment income/(loss) $ 8,172,911 $ 8,458,043
Net realized gains/(losses) on investments 44,739,044 39,303,616
Change in unrealized appreciation/depreciation on investments 71,269,982 (201,344,448)
Change in net assets resulting from operations 124,181,937 (153,582,789)
Distributions to Shareholders:
Class 1 (16,170,278) (30,765,163)
Class 2 (30,726,341) (173,154,510)
Change in net assets resulting from distributions to shareholders (46,896,619) (203,919,673)
Capital Transactions:
Class 1
Proceeds from shares issued 11,182 99,647
Proceeds from dividends reinvested 16,170,278 30,765,163
Value of shares redeemed (4,917,983) (5,812,935)
Total Class 1 Shares 11,263,477 25,051,875
Class 2
Proceeds from shares issued 35,642,494 1,689,684
Proceeds from dividends reinvested 30,726,342 173,154,510
Value of shares redeemed (181,412,521) (166,491,923)
Total Class 2 Shares (115,043,685) 8,352,271
Change in net assets resulting from capital transactions (103,780,208) 33,404,146
Change in net assets (26,494,890) (324,098,316)
Net Assets:
Beginning of period 841,182,935 1,165,281,251
End of period $ 814,688,045 $ 841,182,935
Share Transactions:
Class 1
Shares issued 348 938
Dividends reinvested 857,839 1,056,496
Shares redeemed (177,355) (85,842)
Total Class 1 Shares 680,832 971,592
Class 2
Shares issued 1,862,901 77,998
Dividends reinvested 1,652,842 9,390,158
Shares redeemed (8,894,018) (7,115,501)
Total Class 2 Shares (5,378,275) 2,352,655
Change in shares (4,697,443) 3,324 , 247
* Shares of beneficial interest and the Net Asset Value reflect a 13 to 1 reverse share split which occurred on December 8, 2023. See Note 9 in Notes to the Financial Statements.

AZL Mid Cap Index Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)
12
See accompanying notes to the financial statements.
Year Ended
December 31,
2023
(a)
Year Ended
December 31,
2022
(a)
Year Ended
December 31,
2021
(a)
Year Ended
December 31,
2020
(a)
Year Ended
December 31,
2019
(a)
Class 1
Net Asset Value, Beginning of Period
$ 30.29  $ 115.03  $ 109.19  $ 107.65  $ 106.03
Investment Activities:
Net Investment Income/(Loss)(b) 0.35  0.78  1.17  1.17  1.56
Net Realized and Unrealized Gains/(Losses) on Investments 2.83  (18.83) 23.78  12.59  23.33
Total from Investment Activities 3.18  (18.05) 24.95  13.76  24.89
Distributions to Shareholders From:
Net Investment Income (2.80) (3.38) (3.38) (4.03) (3.90)
Net Realized Gains (9.10) (63.31) (15.73) (8.19) (19.37)
Total Dividends (11.90) (66.69) (19.11) (12.22) (23.27)
Net Asset Value, End of Period
$ 21.57  $ 30.29  $ 115.03  $ 109.19  $ 107.65
Total Return (c)
16.16% (13.34)% 24.03% 14.82% 25.47%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $ 46,526  $ 44,716  $ 58,070  $ 51,879  $ 50,096
Net Investment Income/(Loss) 1.25% 1.14% 1.01% 1.21% 1.31%
Expenses Before Reductions(d) 0.32% 0.31% 0.32% 0.33% 0.32%
Expenses Net of Reductions 0.32% 0.31% 0.32% 0.33% 0.32%
Portfolio Turnover Rate(e) 23% 11% 30% 22% 14%
Class 2
Net Asset Value, Beginning of Period
$ 19.17  $ 28.25  $ 24.06  $ 21.91  $ 19.00
Investment Activities:
Net Investment Income/(Loss)(b) 0.20  0.21  0.21  0.19  0.23
Net Realized and Unrealized Gains/(Losses) on Investments 2.72  (4.24) 5.39  2.84  4.41
Total from Investment Activities 2.92  (4.03) 5.60  3.03  4.64
Distributions to Shareholders From:
Net Investment Income (0.15) (0.18) (0.20) (0.25) (0.24)
Net Realized Gains (0.70) (4.87) (1.21) (0.63) (1.49)
Total Dividends (0.85) (5.05) (1.41) (0.88) (1.73)
Net Asset Value, End of Period
$ 21.24  $ 19.17  $ 28.25  $ 24.06  $ 21.91
Total Return (c)
15.88% (13.55)% 23.66% 14.53% 25.28%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $ 768,162  $ 796,467  $ 1,107,212  $ 1,052,145  $ 1,150,058
Net Investment Income/(Loss) 1.0 0% 0.88% 0.76% 0.96% 1.06%
Expenses Before Reductions(d) 0.57% 0.56% 0.57% 0.58% 0.57%
Expenses Net of Reductions 0.57% 0.56% 0.57% 0.58% 0.57%
Portfolio Turnover Rate(e) 23% 11% 30% 22% 14%
(a) Class 1 had a 13 to 1 reverse share split effective December 8, 2023. Prior year net asset values and per share amounts have been retrospectively adjusted to reflect the impact of the reverse share split. See Note 9 in Notes to the Financial Statements.
(b) Calculated using the average shares method.
(c) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges.  If these charges were included, the returns would have been lower.
(d) Excludes fee reductions.  If such fee reductions had not occurred, the ratios would have been as indicated.
(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

AZL Mid Cap Index Fund
Notes to the Financial Statements
December 31, 2023
13
1. Organization
The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services— Investment
Companies.” The Trust consists of 16 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Mid Cap Index
Fund (the “Fund”), and 15 are presented in separate reports. The Fund is a diversified series of the Trust.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance
Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
2.  Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-
dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Real Estate Investment Trusts
The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.
Private Placements
The Fund may invest in private placement securities which are securities issued by corporations without registration under the Securities Act of 1933, as amended (the “1933 Act”), in reliance on a “private placement” exemption. These unregistered securities may be restricted and generally are sold to institutional investors, such as the Fund, who agree that they are purchasing the securities for investment and not with a view to public distribution. Unregistered securities are normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in such securities.
Foreign Currency Translation and Withholding Taxes
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.
Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

AZL Mid Cap Index Fund
Notes to the Financial Statements
December 31, 2023
14
Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance
Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment
Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Class Allocation
The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of the Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred. All share classes have equal voting rights, except that voting with respect to matters that affect a single class is limited to shares of that class.
Securities Lending
To generate additional income, the Fund may lend up to 33 1⁄3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash,
U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities).
The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The
Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned.
There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at December 31, 2023 are presented on the Fund’s Schedule of Portfolio Investments.
Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent
9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $9,582 during the year ended December 31, 2023. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $1,573,481 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of December 31, 2023. At December 31, 2023, there were no master netting provisions in the securities lending agreement.
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the year ended December 31, 2023, the Fund did not engage in any Rule 17a-7 transactions.
Derivative Instruments
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the
Fund, including the primary underlying risk exposures related to each instrument type.
Futures Contracts
During the year ended December 31, 2023, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the year ended December
31, 2023, the monthly average notional amount for long contracts was $4.7 million. There was no short contract activity during the period. Realized gains and losses are reported as
“Net realized gains/(losses) on futures contracts” on the Statement of Operations.

AZL Mid Cap Index Fund
Notes to the Financial Statements
December 31, 2023
15
Summary of Derivative Instruments
The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of December 31, 2023:
The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the year ended December 31, 2023:
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock
Investment” or the “Subadviser”), BlackRock Investment provides investment advisory services for and makes investment decisions on behalf of the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Management fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2025.
For the year ended December 31, 2023, the annual rate due to the Manager and the annual expense limit were as follows:
* The annual rate due to the Subadviser from the Manager is 0.015%.
Any amounts contractually waived or remitted to the Fund by the Manager with respect to the annual expense limit in a particular fiscal year may be reimbursed by the Fund to the
Manager, provided that such reimbursement will not cause the Fund to exceed the lesser of any applicable expense limit in effect (i) at the time of the original waiver or payment and (ii) at the time of such reimbursement, as supported by standard accounting practices. Such reimbursement only applies to amounts waived or paid by the Manager within the three years prior to the date of such reimbursement, calculated monthly from when the waiver or payment was recorded. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At December 31, 2023, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations, as applicable. During the year ended
December 31, 2023, there were no such waivers.
Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and
compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of combined average daily net assets of the Funds on the first $4 billion, 0.04% of combined average daily net assets of the Funds on the next
$2 billion, 0.02% of combined average daily net assets of the Funds on the next $2 billion and 0.01% of combined average daily net assets of the Funds over $8 billion. The overall
Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any
Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
Asset Derivatives Liability Derivatives
Primary Risk Exposure
Statement of Assets
and Liabilities Location Total Value
Statement of Assets
and Liabilities Location Total Value
Equity Risk
17,768 –
Futures Contracts Receivable for variation margin on futures contracts* $17,768 Payable for variation margin on futures contracts* $—
* For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day's variation margin, if any, is reported within the Statement of Assets and Liabilities as Variation margin on futures contracts.
Primary Risk Exposure
Location of Gains/(Losses)
on Derivatives
Recognized
Realized Gains/(Losses)
on Derivatives
Recognized
Change in Net Unrealized
Appreciation/Depreciation
on Derivatives Recognized
Equity Risk
68,234 (39,533)
Futures Contracts Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/
depreciation on futures contracts
$ (68,234) $ 39,533
Annual Rate* Annual Expense Limit
AZL Mid Cap Index Fund, Class 1 0.25% 0.46%
AZL Mid Cap Index Fund, Class 2 0.25% 0.71%

AZL Mid Cap Index Fund
Notes to the Financial Statements
December 31, 2023
16
The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY
Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the average daily net assets attributable to Class 2 shares, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Security prices are determined pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange
(“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used. Securities listed on
NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level
1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy. Futures contracts are valued at the settlement prices established each day on the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.
Other assets and securities for which market quotations have become unreliable or are not readily available as defined in Rule 2a-5 under the 1940 Act are valued in accordance with valuation procedures approved by the Board. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as
Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.
In accordance with valuation procedures approved by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. These procedures include the Fund’s use of a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.
The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.
The following is a summary of the valuation inputs used as of December 31, 2023 in valuing the Fund’s investments based upon the three levels defined above:
5. Security Purchases and Sales
For the year ended December 31, 2023 cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:
Investment Securities: Level 1 Level 2 Level 3 Total
Common Stocks
+
$ 810,826,501 $ — $ — $ 810,826,501
Affiliated Investment Company 1,573,481 — — 1,573,481
Unaffiliated Investment Company 3,663,648 — — 3,663,648
Total Investment Securities 816,063,630 — — 816,063,630
Other Financial Instruments:
*
Futures Contracts 17,768 — — 17,768
Total Investments $816,081,398 $— $— $816,081,398
+
For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.
*
Other Financial Instruments would include any derivative instruments, such as futures contracts.  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.
Purchases Sales
AZL Mid Cap Index Fund $183,485,847 $318,616,712

AZL Mid Cap Index Fund
Notes to the Financial Statements
December 31, 2023
17
6. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.
Market Risk : The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to a particular company, such as real or perceived adverse economic conditions, inflation, recessions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.
7. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2023 is $575,973,017. The gross unrealized appreciation/
(depreciation) on a tax basis is as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2023, was as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2022 was as follows:
At December 31, 2023, the components of accumulated earnings on a tax basis were as follows:
Unrealized appreciation $267,835,708
Unrealized (depreciation) (27,745,095)
Net unrealized appreciation/(depreciation) $240,090,613
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL Mid Cap Index Fund $9,332,785 $37,563,834 $46,896,619
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL Mid Cap Index Fund $30,037,653 $173,882,020 $203,919,673
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
Depreciation(a)
Total
Accumulated
Earnings/ (Deficit)
AZL Mid Cap Index Fund $10,378,471 $44,000,764 $— $240,090,613 $294,469,848
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales, investments in real estate investment trusts and other miscellaneous differences.

AZL Mid Cap Index Fund
Notes to the Financial Statements
December 31, 2023
18
8. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of December 31, 2023 the Fund had multiple shareholder accounts which are affiliated with the Manager representing ownership in excess of 65% of the Fund.
Investment activities of these shareholders could have a material impact to the Fund.
9. Reverse Stock Split
On December 8, 2023, the Fund’s Class 1 shares implemented a 13 to 1 reverse share split, the net effect of which was to decrease the number of the Fund’s Class 1 outstanding shares and increase the Class 1 net asset value per share by a proportionate amount. While the number of the Fund’s Class 1 outstanding shares decreased, neither the Fund’s holdings nor the total value of Class 1 shareholders’ investments in the Fund were affected. Immediately after the reverse share split, each Class 1 shareholder continued to own the same percentage of the Fund’s net assets prior to the reverse share split. Capital share activity referenced in the Statement of Changes in Net Assets and per share data in the
Financial Highlights for Class 1 shares have been retrospectively adjusted to reflect the reverse share split.
10. Recent Regulatory Pronouncements
Effective January 24, 2023, the SEC adopted rule and form amendments that require open-end management investment companies to transmit concise and visually engaging annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a tailored shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24,
2024. Accordingly, the rule and form amendments will not impact the Fund until the 2024 semi-annual shareholder report and will have no effect on the Fund’s accounting policies or financial statements.
11. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Allianz Variable Insurance Products Trust and Shareholders of
AZL Mid Cap Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of AZL Mid Cap Index Fund (one of the funds constituting Allianz
Variable Insurance Products Trust, referred to hereafter as the "Fund") as of December 31, 2023, the related statement of operations for the year ended December 31, 2023, the statements of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2023 and the financial highlights for each of the five years in the period ended December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
New York, New York
February 22, 2024
We have served as the auditor of one or more investment companies in the Allianz Variable Insurance Products complex since 2018.

Other Federal Income Tax Information (Unaudited)
For the year ended December 31, 2023, 100% of the total ordinary income dividends paid by the Fund qualify for the corporate dividends received deductions available to corporate shareholders.
During the year ended December 31, 2023, the Fund declared net long-term capital gain distributions of $37,563,834.

Other Information (Unaudited)
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov .
The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov, or may be obtained by calling 800-624-0197.

Approval of Investment Advisory and Subadvisory Agreements (Unaudited)
Subject to the general supervision of the Board of Trustees (the “Board”) and in accordance with the investment objectives and restrictions of each separate series (together, the
“Funds”) of the Allianz Variable Insurance Products Trust (the “Trust”), investment advisory services are provided to the Funds by Allianz Investment Management LLC (the “Manager”).
As used in this section, “Fund” refers to any of the Funds other than the AZL Moderate Index Strategy Fund. The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board, is responsible for the management of each Fund. For management services, each Fund pays the Manager an investment advisory fee based upon the Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing the Fund if and when total Fund operating expenses exceed certain amounts until at least April 30, 2025 (the “Expense Limitation Agreement”).
Each Fund is a manager-of-managers fund. That means that the Manager is responsible for monitoring the various Subadvisers that have day-to-day responsibility for the investment decisions made for each Fund. The Manager also is responsible for determining, in the first instance, which investment advisers to consider recommending for selection as a
Subadviser.
In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America (“Allianz Life”) and its subsidiary, Allianz Life Insurance Company of New York (“Allianz of New York”). Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products, and not in the retail fund market.
The Manager has adopted policies and procedures to assist it in the process of analyzing each potential Subadviser with expertise in particular asset classes for purposes of making the recommendation that a specific investment adviser be selected. The Board reviews and considers the information provided by the Manager in deciding which investment advisers to select as a Subadviser. After an investment adviser becomes a Subadviser, a similarly rigorous process is instituted by the Manager to monitor the investment performance and other responsibilities of the Subadviser. The Manager reports to the Board on its analysis at the regular meetings of the Board, which are held at least quarterly. Where warranted, the Manager will add or remove a particular Subadviser from a “watch” list that it maintains. Watch list criteria include, for example: (a) Fund performance over various time periods;
(b) Fund risk issues, such as changes in key personnel involved with Fund management, changes in investment philosophy or process, or “capacity” concerns; and (c) organizational risk issues, such as regulatory, compliance or legal concerns, or changes in the ownership of the Subadviser. The Manager may place a Fund on the watch list for other reasons, and if so, will explain its rationale to the Board. Funds which are on the watch list are subject to additional scrutiny by the Manager and the Board. Funds may be removed from such watch list, if for example, performance improves or regulatory matters are satisfactorily resolved. However, in some situations where Funds have been on the watch list, the Manager has recommended the retention of a new Subadviser, and the Board has subsequently considered and approved retention of the new Subadviser.
As required by the Investment Company Act of 1940 (the “1940 Act”), the Board has reviewed and approved the Management Agreement with the Manager and the portfolio management agreements (the “Subadvisory Agreements”; and together with the Management Agreement, the “Advisory Contracts”) with the Subadvisers. The Board’s decision to approve these contracts reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of these contracts, the Board considered many factors, among the most material of which are: the Fund’s investment objectives and long-term performance; the Manager’s and Subadvisers’
(collectively, the “Advisory Organizations”) management philosophy, personnel, processes and investment performance, including their compliance history and the adequacy of their compliance processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.
The Board also considered the compensation and benefits received by the Advisory Organizations. This includes fees received for services provided to the Fund by affiliated persons of the Advisory Organizations and research services received by the Advisory Organizations from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Services Agreement and a Compliance Services Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance
Officer; and (2) Allianz Life Financial Services, LLC, an affiliated person of the Manager, is a registered securities broker-dealer and received (along with its affiliated persons) any payments made by the Funds pursuant to Rule 12b1.
The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature, extent and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; the profitability of acting as adviser to the fund; and the extent to which the independent Board members, who are not “interested persons” of a fund as defined by the 1940 Act (“Independent Trustees”), are fully informed about all facts bearing on the adviser’s services and fees. The
Board is aware of these factors and takes them into account in its review of the Advisory Contracts.
Each member of the Board considered and weighed these factors in light of his or her experience in governing the Trust and working with the Advisory Organizations on matters relating to the Funds. The Board is assisted in its deliberations by the advice of independent legal counsel to the Independent Trustees (“Independent Trustee Counsel”). In this regard, the Board requests and receives a significant amount of information about the Funds and the Advisory Organizations. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meetings at which the Board’s formal review of the Advisory Contracts occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of Advisory Contracts is informed by reports covering such matters as: an Advisory Organization’s investment philosophy, personnel, and processes; the Fund’s investment performance (in absolute terms as well as in relationship to its benchmark(s) and certain competitor or “peer group” funds), and comments on the reasons for performance; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to peer group and/or competing funds, with due regard for the Expense Limitation Agreement and additional voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities; the nature, extent and quality of the advisory and other services provided to the Fund by the Advisory Organizations and their affiliates; compliance and audit reports concerning the Funds and the companies that service them; and
relevant developments in the mutual fund industry and how the Funds and/or Advisory Organizations are responding to them.

The Board also receives financial information about the Advisory Organizations, including reports on the compensation and benefits the Advisory Organizations derive from their relationships with the Funds. These reports cover not only the fees under the Advisory Contracts, but also the fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or “fall-out” benefits an Advisory Organization may derive from its relationship with the Funds.
In assessing the Advisory Organizations’ performance of their obligations, the Board may also consider whether there has occurred a circumstance or event that would constitute a reason for it to not renew an Advisory Contract. In this regard, the Board is mindful of the potential disruption of a Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew a contract.
The Advisory Contracts were most recently considered at Board meetings held in the summer and fall of 2023. Information relevant to the approval of such Advisory Contracts was considered at Board meetings held June 13 and 20, 2023, and September 19, 2023, as well as in various other meetings preceding those meetings. Accordingly, the Advisory
Contracts were approved by the Board at an in-person meeting on September 19, 2023. At such meeting the Board also approved the Expense Limitation Agreement between the
Manager and the Trust for the period ending April 30, 2025. Additionally, at the meeting held September 19, 2023, the Board considered and approved a recommendation to reduce, through at least April 30, 2025, the management fee of the AZL MSCI Global Equity Index Fund.
In connection with such meetings, the Board requested and evaluated extensive materials from the Advisory Organizations, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third-party provider and other sources believed to be reliable by the Manager and the Trustees. Prior to voting, the Trustees reviewed the proposed approval of the Advisory Contracts with management and with Independent Trustee Counsel and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approval. The Independent Trustees also discussed the proposed approval in private sessions with Independent Trustee Counsel at which no representatives of the Manager or Subadvisers were present. In reaching their determinations relating to the approval of the Advisory Contracts, in respect of each Fund, each member of the Board considered all factors he or she believed relevant. The Board based its decision to approve the Advisory
Contracts on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to every Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.
Shareholder reports must include a discussion of certain factors relating to the selection of investment advisers and the approval of advisory fees. The “factors” enumerated by the
SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:
(1) The nature, extent and quality of services provided by the Manager and Subadvisers . The Trustees noted that the Manager, subject to the oversight of the Board, administers each Fund’s business and other affairs. Under the Management Agreement, the Manager holds the sole and exclusive responsibility to provide, or arrange for others to provide, the management of the Funds’ assets and the placement of orders for the purchase and sale of the securities of the Funds. As each Fund is a manager of managers fund, the Manager is authorized, under the Management Agreement, to retain one or more Subadvisers for each Fund to handle day-to-day management of the Funds’ investment portfolios; the Manager is responsible for determining, in the first instance, which investment advisers to recommend to the Board for selection as a Subadviser. The Board was aware that, notwithstanding the retention of the Subadvisers to handle day-to-day portfolio management, the Manager remains responsible for substantial other matters, including continuously monitoring compliance by each Subadviser with the investment policies and restrictions of the respective Funds, with such other limitations or directions of the Board, and with all legal requirements under federal or state law or regulation. The Manager also is responsible primarily to provide statistical information and other data to the Board regarding the Funds’ portfolio investments and to make available to the Funds’ administrator such information as is necessary for the conduct of its duties.
The Board also noted that the Manager provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any other service providers retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer and certain compliance staff, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.
The Board considered the scope and quality of services provided by the Manager and the Subadvisers and noted that the scope of the services provided has continued to expand as a result of regulatory and other developments. The Board noted that, for example, the Manager and Subadvisers are responsible for maintaining and monitoring their own compliance programs, and these compliance programs are continuously refined and enhanced in light of new regulatory requirements. The Board considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Board members concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Trust and to each of the Funds under the Advisory Contracts.
(2) The investment performance of the Funds, the Manager and the Subadvisers . In connection with every quarterly Board meeting, as well as the summer and fall 2023 contract review process, the Board receives extensive information on the performance results of each of the Funds. This includes performance information on the Funds for the previous quarter, and previous one-, three- and five-year periods, to the extent available. The performance information considered includes information on absolute total return, performance versus the appropriate benchmark(s), and performance versus peer groups as reported by Lipper. For example, in connection with the Board meetings held June 13 and 20, 2023, and
September 19, 2023, the Manager reported that for the one-year period ended December 31, 2022, six Funds were in the top 40%, five were in the middle 20%, and four were in the bottom 40% of their respective Lipper peer groups. For the three-year period ended December 31, 2022, nine Funds were in the top 40%, two were in the middle 20% and four were in the bottom 40% of their respective Lipper peer groups. For the five-year period ended December 31, 2022, seven Funds were in the top 40%, four were in the middle 20%, and four were in the bottom 40% of their respective Lipper peer groups. For Funds which are index funds, the Board each quarter also receives information on the extent, if any, to which such Funds deviate from their particular benchmark index (referred to as “index attribution”).
Two Funds, the AZL Russell 1000 Value Index Fund and the AZL Government Money Market Fund, were in the bottom 40% for all of the one-, three- and five-year periods. The
Board had previously met with the portfolio managers of the AZL Russell 1000 Value Index Fund in December 2021 and met with the portfolio managers of the AZL Government
Money Market Fund in June 2023 to receive and review enhanced reporting on each Fund’s current investment strategy, process and outlook. As a result of these discussions and other discussions with representatives of the Manager, the Board considered the reasons for the underperformance of these Funds, including the headwinds faced by their long-
term investment strategies. The Board understood that such underperformance was not a reflection of the nature, extent or quality of services being provided by the respective
Subadvisers. The Board considered that the AZL Russell 1000 Value Index Fund seeks to track its underlying index and does not take defensive positions under any market conditions, including in periods of market decline. The Board also considered the impact of low short-term interest rates on the performance of the AZL Government Money Market Fund during the periods measured.

The Board considered that the AZL Enhanced Bond Index Fund, which was in the bottom 40% of its Lipper peer group for the three- and five-year periods, had shown improved relative performance in more recent periods.
At the Board meeting held September 19, 2023, the Board also received updated performance information for the Funds, including updated Lipper peer group ranking information, for various periods ending June 30, 2023.
Thus, at the Board meeting held September 19, 2023, the Board determined that the overall investment performance of the Funds was acceptable.
(3) The costs of services to be provided and profits to be realized by the Manager and the Subadvisers and their affiliates from their relationship with the Funds . The Manager supplied information to the Board pertaining to the level of investment advisory fees to which the Funds are subject. The Manager has agreed to temporarily limit Fund expenses at certain levels, and information is provided to the Board setting forth “contractual” advisory fees and “actual” fees after taking expense limits and any temporary fee waivers into account.
The Board noted that the subadvisory fees are paid by the Manager to each Subadviser and are not additional fees borne by the Funds. Based upon the information provided, the
“actual” advisory fees payable by the Funds overall are generally comparable to the average level of fees paid by the Funds’ peer groups. For the 15 Funds reviewed by the Board in the summer and fall of 2023, 14 Funds paid “actual” advisory fees in a percentage amount within the 65 th
percentile or lower for each Fund’s applicable category. (A lower percentile reflects lower fund fees and is better for fund shareholders.) The Board recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.
Based upon the information provided, the management fee ranking in 2022 for the 15 Funds was as follows: (1) 14 of the Funds had management fee rankings at or below the 65th percentile (with 11 Funds at or below the 50th percentile); and (2) for the AZL MSCI Global Equity Index Fund, it was determined that there was poor peer group comparability due to there being only one other fund in the category. In addition, the Board also considered that the AZL Enhanced Bond Index Fund ranked at the 65th percentile in the bond index category, but that the Fund’s enhanced bond strategy lacks direct peers.
The Manager has also supplied information to the Board pertaining to total Fund expenses (which include advisory fees, the 25 basis point 12b1 fee paid by the Funds, and other Fund expenses). As noted above, the Manager has agreed to limit Fund expenses at certain levels.
The Manager has committed to providing the Funds with a high quality of service and working to reduce Fund expenses over time.
The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2020 through 2022. The Board recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Board considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Board focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Board recognized that the Manager should earn a reasonable level of profits for the services it provides to each Fund.
The Manager, on behalf of the Board, endeavored to obtain information on the profitability of each Subadviser in connection with its relationship with the Fund or Funds which it subadvised. The Manager was unable to obtain consistent profitability information from some of the Subadvisers that would allow the Board to determine the profits derived from the
Subadviser’s relationship to the Fund or Funds, rather than its overall level of profitability. In considering profitability information, the Board considered the possible effect of any fall-
out benefits to the Subadvisers and their affiliates. The Board considered the difficulty of allocating costs to multiple advisory accounts and products of a large advisory organization.
The Manager assured the Board that the Subadvisory Agreements with the Subadvisers, none of which are affiliated with the Manager, were negotiated on an “arm’s length” basis, which should not result in excessive profits for the Subadvisers.
(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale. The Board noted that the advisory fee schedules for the Funds (other than AZL FIAM Multi-Strategy Fund, AZL FIAM Total Bond Fund, and AZL MSCI Global Equity Index Fund) do not contain breakpoints that reduce the fee rate on assets above specified levels, although certain Subadvisory Agreements have such “breakpoints.” The Board recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. The Board found that there was no uniform methodology for establishing breakpoints that give effect to Fund-specific services provided by the Manager. The Board noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Board noted that the total assets in all of the Funds, as of June
30, 2023, were approximately $14.6 billion, and that no single Fund had assets in excess of approximately $3.0 billion.
The Board noted that the Manager has agreed to temporarily limit Fund expenses under the Expense Limitation Agreement, which has the effect of reducing expenses similar to implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of expense limits and/or advisory fee breakpoints as Fund assets change. The Board receives quarterly reports on the level of Fund assets. The Board expects to continue to consider: (a) the extent to which economies of scale have been realized, and (b) whether the advisory fee should be modified, either in connection with the next renewal of the Advisory Contracts or by modifying the Expense Limitation Agreement, to reflect such economies of scale, if any.
Having taken these factors into account, the Board concluded that the absence of breakpoints in the Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.
In conclusion, after full consideration of the above factors, as well as such other factors as each member of the Board considered instructive in evaluating the Advisory Contracts, the
Board concluded that the advisory fees were reasonable, and that the continuation of the Advisory Contracts was in the best interest of the Funds.

Information about the Board of Trustees and Officers (Unaudited)
The Trust is managed by the Trustees in accordance with the laws of the state of Delaware governing business trusts. In addition to serving on the Board of Trustees of the Trust, each Trustee serves on the Board of the Allianz Variable Insurance Products Fund of Funds Trust (“FOF Trust”) and the AIM ETF Products Trust (“ETF Trust”) (collectively, the Trust, the FOF Trust, and ETF Trust are the “AIM Complex”). There are currently six Trustees, one of whom is an “interested person” of the Trust within the meaning of that term under the
1940 Act. The Trustees and Officers of the Trust, their addresses, years of birth, their positions held with the Trust, their terms of office with the Trust and length of time served, their principal occupation(s) during the past five years, the number of portfolios in the Trust they oversee, and their other directorships held during the past five years are as follows:
Independent Trustees
(1)
Name, Address, and Birth Year
Positions
Held with
AIM
Complex
Term of
Office
(2)
/Length
of Time Served
Principal Occupation(s)
During Past 5 Years
Number of
Portfolios
Overseen
for the AIM
Complex
Other
Directorships
Held Outside of
the AIM
Complex
During Past
5 Years
Peggy L. Ettestad (1957)
5701 Golden Hills Drive
Minneapolis, MN 55416
Lead
Independent
Trustee
Since 10/14 (Trustee
since 2/07)
Managing Director, Red Canoe Management Consulting LLC, 2008 to
present
56 None
Tamara Lynn Fagely (1958)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 12/17 Retired; previously, Chief Operations Officer, Hartford Funds, 2012 to
2013
56 Diamond Hill Funds
(10 Funds)
Richard H. Forde (1953)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 12/17 Retired; previously, Member of the Board and Chairman of the Finance and Investment Committee, Connecticut Water Service, Inc., 2013 to
2019
56 Connecticut Water
Service, Inc.
Jack Gee (1959)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 01/22 Retired; previously, Managing Director, BlackRock, Inc., Treasurer and
Chief Financial Officer U.S. iShares, 2004 to 2019
56 TWC ETF Trust (3
Funds);
Esoterica Thematic
Trust (2019 - 2020)
Claire R. Leonardi (1955)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 02/04 Retired; previously, CEO, Health eSense Inc. (a medical device company),
2015 to 2018, and Connecticut Innovations, Inc. (a venture capital firm),
2012 to 2015
56 None

Interested Trustee
(3)
(1) Each of the Independent Trustees is a member of the Audit and Operational Risk Oversight Committee.
(2) Indefinite.
(3) Is an “interested person,” as defined by the 1940 Act, due to employment by Allianz Life and the Manager.
Officers
(1) Indefinite.
(2) The Manager and the Trust are parties to a Compliance Services Agreement under which the Manager provides an employee of the Manager or one of its affiliates to act as the
Trust’s Chief Compliance Officer.
The Fund’s Statement of Additional Information (“SAI”) contains additional information about the Trust’s Trustees and Officers. The SAI is available without charge, upon request, by calling toll-free 800-624-0197 or at https://www.allianzlife.com.
Name, Address, and Birth Year
Positions
Held with
AIM
Complex
Term of
Office
(2)
/Length
of Time Served
Principal Occupation(s)
During Past 5 Years
Number of
Portfolios
Overseen
for the AIM
Complex
Other
Directorships
Held Outside of
the AIM
Complex
During Past
5 Years
Brian Muench (1970)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 06/11 President, Allianz Investment Management LLC, 2010 to present; Vice
President, Allianz Life, 2011 to present
56 None
Name, Address, and Birth Year
Positions Held with AIM
Complex
Term of Office
(1)
/
Length of Time
Served Principal Occupation(s) During Past 5 Years
Brian Muench (1970)
5701 Golden Hills Drive
Minneapolis, MN 55416
President Since 11/10 President, Allianz Investment Management LLC, 2010 to present; Vice President,
Allianz Life, 2011 to present
Amanda Farren (1978)
5701 Golden Hills Drive
Minneapolis, MN 55416
Secretary Since 02/24 Chief Legal Officer, Allianz Investment Management LLC; Senior Counsel, Allianz
Life, January 2024 to present; Senior Vice President and Director, The Bank of
New York Mellon, 2023; Vice President and Director, The Bank of New York
Mellon, 2015 -2023
Bashir C. Asad (1963)
Citi Fund Services Ohio, Inc.
4400 Easton Commons, Suite 200
Columbus, OH 43219
Treasurer, Principal Accounting
Officer and Principal Financial Officer
Since 06/16 Senior Vice President, Citi Fund Services Ohio, Inc., 2011 to present
Chris R. Pheiffer (1968)
5701 Golden Hills Drive
Minneapolis, MN 55416
Chief Compliance Officer
(2)
and
Anti-Money Laundering Compliance
Officer
Since 02/14 Chief Compliance Officer of the Trust and the FOF Trust, 2014 to present, and the
ETF Trust, 2020 to present
Michael Tanski (1970)
5701 Golden Hills Drive
Minneapolis, MN 55416
Vice President Since 04/09 Assistant Vice President, Allianz Investment Management LLC, 2013 to present
Laura Quade (1969)
5701 Golden Hills Drive
Minneapolis, MN 55416
Vice President Since 08/23 Vice President, Allianz Investment Management LLC, 2023 to present, previously
Director at Wealth Enhancement Group, November 2019 to November 2022; Vice
President, Head of Operations at Hartford Funds 2014 to 2019

ANNRPT1223 02/24
The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® Moderate Index Strategy Fund
Annual Report
December 31, 2023

AZL® Moderate Index Strategy Fund
Management Discussion and Analysis

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Report of Independent Registered Public Accounting Firm

Other Federal Income Tax Information

Other Information

Approval of Investment Advisory Agreement

Information about the Board of Trustees and Officers

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

1
AZL® Moderate Index Strategy Fund Review (Unaudited)
Allianz Investment Management LLC serves
as Manager for the AZL® Moderate Index
Strategy Fund.
What factors affected the Fund’s performance
during the year ended December 31, 2023?*
For the year ended December 31, 2023, the AZL Moderate Index
Strategy Fund (the “Fund”) returned 14.82%. That compared to
26.29%, 5.53% and 17.71% total return for its benchmarks, the
S&P 500 Index, the Bloomberg U.S. Aggregate Bond Index, and
the Moderate Composite Index, respectively.
1
The AZL Moderate Index Strategy Fund is a fund of funds that pursues broad diversification across four underlying equity sub-
portfolios and one fixed income sub-portfolio. The four equity sub-portfolios pursue passive strategies that aim to achieve, before fees, returns similar to the S&P 500 Index, the S&P
MidCap 400 Index
2
, the S&P SmallCap 600 Index
3
, and the MSCI
EAFE Index
4
.
The fixed-income sub-portfolio is an enhanced bond index
strategy that seeks to achieve a return that exceeds that of the
Bloomberg U.S. Aggregate Bond Index. Generally, the Fund
allocates 50% to 70% of its assets to the underlying equity
index funds and 30% to 50% of its assets to the underlying AZL
Enhanced Bond Index Fund.
U.S. equities generally had positive performance in 2023, due in part to falling inflation, better-than-expected company earnings, and resilient consumer demand. While large-cap stocks led the way, small-cap and mid-cap stock indexes also ended the year with double-digit gains.
The European Central Bank’s (ECB) monetary tightening weighed on Eurozone equities, while Russia’s continued war with Ukraine weighed on international equities. Despite these economic
headwinds, international developed market equities returned
double-digit gains for the year.
The U.S. fixed income market received a boost after the
Federal Reserve indicated it could be near the end of its cycle of interest rate hikes. Most sectors of the bond market finished with positive performance in 2023, led by high yield bonds that posted double-digit returns.
The Fund, which invests in both U.S. and international markets, underperformed its blended benchmark during the year ended
December 31, 2023. The Fund’s off-benchmark allocation to
developed market non-U.S. equities slightly detracted from
relative performance, as these underperformed U.S. equities.
The Fund’s off-benchmark allocation to mid-cap and small-cap
U.S. equities also slightly detracted from relative performance, as these underperformed the S&P 500 Index.
Past performance does not guarantee future results.
* The Fund’s portfolio composition is subject to change. There is no guarantee that any sectors mentioned will continue to
perform as described or that securities in such sectors will be held by the Fund in the future. The information contained in this commentary is for informational purposes only and should not be construed as a recommendation to purchase or sell
securities in the sector mentioned. The Fund’s holdings and
weightings are as of December 31, 2023.
1
For a complete description of the Fund’s performance
benchmark please refer to page 2 of this report.
2
The Standard & Poor’s MidCap 400 Index (S&P 400) is a
widely used index for mid-sized companies. The S&P 400
covers 7% of the U.S. equities market, and is part of a series of S&P U.S. indexes that can be used as building blocks for
portfolio composition.
3
The Standard & Poor’s SmallCap 600 Index (S&P 600) is a
widely used index for small-capitalization companies. The S&P
600 covers 3% of the U.S. equities market, and is part of a
series of S&P U.S. indexes that can be used as building blocks for portfolio composition.
4
MSCI EAFE Index (MSCI EAFE) is a free float-adjusted market
capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding
the U.S. & Canada. The indexes defined above are unmanaged.

2
AZL® Moderate Index Strategy Fund Review (Unaudited)
Fund Objective
The Fund’s investment objective is to seek
long-term capital appreciation. This objective may
be changed by the Trustees of the Fund without
shareholder approval. The Fund seeks to achieve
its objective by investing primarily in a combination
of five underlying index funds (the “Index Strategy
Underlying Funds”), allocating 50% to 70% of its
assets in the underlying equity index funds and
30% to 50% of its assets in the underlying bond
index fund.
Investment Concerns
The Fund invests in underlying funds, so its
investment performance is directly related to the
performance of those underlying funds. Before
investing, investors should assess the risks
associated with and types of investments made
by each of the underlying funds in which the Fund
invests.
International investing may involve risk of capital
loss from unfavorable fluctuations in currency
values, from differences in generally accepted
accounting principles or from economic or political
instability in other nations.
Stocks are more volatile and carry more risk and
return potential than other forms of investments.
Small- to mid-capitalization companies typically
have a higher risk of failure and historically have
experienced a greater degree of volatility.
The performance of the underlying funds is
expected to be lower than that of the Indexes
because of fees and expenses. Securities in which
the underlying funds will invest may involve
substantial risk and may be subject to sudden
severe price declines.
Investing in a single industry or sector, or
concentrating investments in a limited number
of industries or sectors, tends to increase the
risk that economic, political, or regulatory
developments affecting certain industries or
sectors will have a large impact on the value of
the portfolio.
Debt securities held by an underlying fund may
decline in value due to rising interest rates.
Mortgage-backed investments involve risk of loss
due to prepayments and, like any bond, due to
default. Because of the sensitivity of mortgage-
related securities to changes in interest rates,
an underlying fund’s performance may be more
volatile than if it did not hold these securities.
Bonds offer a relatively stable level of income,
although bond prices will fluctuate, providing the
potential for principal gain or loss.
For a complete description of these and other risks
associated with investing in the Fund, please refer
to the Fund’s prospectus.
Growth of $10,000 Investment
The chart above represents a comparison of a hypothetical investment in the Fund versus a similar investment in the Fund’s benchmarks and represents the reinvestment of dividends and capital gains in the Fund.
Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.Allianzlife.com.
The above expense ratio is based on the current Fund prospectus dated May 1, 2023. The Manager and the Fund have entered into a written agreement reducing the management fee to 0.05% through at least April 30, 2025. The Manager and the Fund have entered into a written contract limiting operating expenses, excluding certain expenses (such as interest expense and acquired fund fees and expenses), to 0.20% through April 30, 2025. Additional information pertaining to the December 31,
2023 expense ratio can be found in the Financial Highlights.
The total return of the Fund does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Such charges, fees and tax payments would reduce the performance quoted.
Acquired fund fees and expenses are incurred indirectly by the Fund through the valuation of the Fund’s investments in the Index Strategy
Underlying Funds. Accordingly, acquired fund fees and expenses affect the Fund’s total returns. Because these fees and expenses are not included in the Fund’s financial highlights, the Fund’s total annual fund operating expenses, as shown in the prospectus, do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights. Without acquired fund fees and expenses the Fund’s gross expense ratio would be
0.22%.
The Fund’s performance is measured against the Standard and Poor’s 500 Index (“S&P 500®”), the Bloomberg U.S. Aggregate Bond Index and
the Moderate Composite Index (“Composite”). The S&P 500® is representative of 500 selected common stocks, most of which are listed on the
New York Stock Exchange, and is a measure of the U.S. Stock market as a whole. The Bloomberg U.S. Aggregate Bond Index is a market value-
weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-
backed securities, with maturities of at least one year. The Composite is a blended index comprised of (60%) of the S&P 500® and (40%) of the
Bloomberg U.S. Aggregate Bond Index. These indexes are unmanaged and do not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for services provided to the Fund.
Investors cannot invest directly in an index.
Average Annual Total Returns as of December 31, 2023
1 Year 3 Years 5 Years 10 Years
  AZL
®
Moderate Index Strategy Fund 14.82% 2.88% 7.95% 6.14%
  Bloomberg U.S. Aggregate Bond Index 5.53% (3.31)% 1.10% 1.81%
  Moderate Composite Index 17.71% 4.70% 10.09% 8.14%
  S&P 500 Index 26.29% 10.00% 15.69% 12.03%
Expense Ratio Gross
  AZL
®
Moderate Index Strategy Fund 0.80%

AZL Moderate Index Strategy Fund
3
Expense Examples
(Unaudited)
As a shareholder of the AZL Moderate Index Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.
The
Actual Expense
table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The
Hypothetical Expense
table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Beginning
Account Value
7/1/23
Ending
Account Value
12/31/23
Expenses Paid
During Period
7/1/23 - 12/31/23*
Annualized Expense
Ratio During Period
7/1/23 - 12/31/23
AZL Moderate Index Strategy Fund $1,000.00 $1,056.50 $0.36 0.07%
Beginning
Account Value
7/1/23
Ending
Account Value
12/31/23
Expenses Paid
During Period
7/1/23 - 12/31/23*
Annualized Expense
Ratio During Period
7/1/23 - 12/31/23
AZL Moderate Index Strategy Fund $1,000.00 $1,024.85 $0.36 0.07%
* Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).
Portfolio Composition
(Unaudited)
Investments
Percent of Net
Assets
Domestic Equity Funds 45.2%
Fixed Income Fund 39.7
International Equity Fund 15.1
Total Investment Securities 100.0
Net other assets (liabilities) —
†
Net Assets 100.0%
† Represents less than 0.05%.

AZL Moderate Index Strategy Fund
Schedule of Portfolio Investments
December 31, 2023
4
See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of December 31, 2023 .
Shares Value
Affiliated Investment Companies (100.0%):
Domestic Equity Funds (45.2%):
6,055,406 AZL Mid Cap Index Fund, Class 2 $ 128,616,815
22,286,409 AZL S&P 500 Index Fund, Class 2 449,516,866
5,301,534 AZL Small Cap Stock Index Fund, Class 2 64,890,781
643,024,462
1
Fixed Income Fund (39.7%):
57,536,354 AZL Enhanced Bond Index Fund 565,006,998
International Equity Fund (15.1%):
12,378,998 AZL International Index Fund, Class 2 215,889,716
Total Affiliated Investment Companies (Cost $1,515,127,020) 1,423,921,176
Total Investment Securities
(Cost $1,515,127,020) — 100.0%(a) 1,423,921,176
Net other assets (liabilities) — 0.0%
†
(610,060)
Net Assets — 100.0% $ 1,423,311,116
† Represents less than 0.05%.
(a) See Federal Tax Information listed in the Notes to the Financial Statements.

AZL Moderate Index Strategy Fund
5
See accompanying notes to the financial statements.
Statement of Assets and Liabilities
December 31, 2023
Statement of Operations
For the Year Ended December 31, 2023
Assets:
Investments in affiliates, at cost $ 1,515,127,020
Investments in affiliates, at value $ 1,423,921,176
Receivable for investments sold 550,385
Prepaid expenses 6,333
Total Assets 1,424,477,894
Liabilities:
Cash overdraft 550,385
Payable for capital shares redeemed 493,621
Management fees payable 59,587
Administration fees payable 10,220
Custodian fees payable 8,527
Administrative and compliance services fees payable 2,127
Transfer agent fees payable 1,053
Trustee fees payable 8,828
Other accrued liabilities 32,430
Total Liabilities 1,166,778
Commitments and contingent liabilities^
Net Assets
$ 1,423,311,116
Net Assets Consist of:
Paid in capital $ 1,525,984,768
Total distributable earnings (102,673,652)
Net Assets
$ 1,423,311,116
Shares of beneficial interest (unlimited number of shares authorized, no par value) 114,839,319
Net Asset Value (offering and redemption price per share)
*
$ 12.40
^ See Note 3 in Notes to the Financial Statements.
* Per share amounts may not recalculate due to rounding of net assets and shares outstanding.
Investment Income:
Dividends from affiliates $ 21,160,133
Dividends from non-affiliates 126
Total Investment Income 21,160,259
Expenses:
Management fees 2,835,973
Administration fees 87,348
Custodian fees 42,192
Administrative and compliance services fees 19,320
Transfer agent fees 8,761
Trustee fees 78,991
Professional fees 71,590
Shareholder reports 14,519
Other expenses 45,705
Total expenses before reductions 3,204,399
Less Management fees contractually waived (2,126,967)
Net expenses 1,077,432
Net Investment Income/(Loss)
20,082,827
Net realized and Change in net unrealized gains/losses on
investments:
Net realized gains/(losses) on securities and foreign currencies 4,869
Net realized gains/(losses) on affiliated underlying funds (47,181,647)
Net realized gains distributions from affiliated underlying funds 24,331,000
Change in net unrealized appreciation/depreciation on securities and foreign currencies (318)
Change in net unrealized appreciation/depreciation on affiliated underlying funds 198,222,507
Net realized and Change in net unrealized gains/losses on
investments
175,376,411
Change in Net Assets Resulting From Operations
$ 195,459,238

AZL Moderate Index Strategy Fund
6
See accompanying notes to the financial statements.
Statements of Changes in Net Assets
For the
Year Ended
December 31, 2023
For the
Year Ended
December 31, 2022
Change In Net Assets:
Operations:
Net investment income/(loss) $ 20,082,827 $ 21,467,794
Net realized gains/(losses) on investments (22,845,778) 101,072,356
Change in unrealized appreciation/depreciation on investments 198,222,189 (409,829,174)
Change in net assets resulting from operations 195,459,238 (287,289,024)
Distributions to Shareholders:
Distributions (130,620,161) (134,314,453)
Change in net assets resulting from distributions to shareholders (130,620,161) (134,314,453)
Capital Transactions:
Proceeds from shares issued 1,628,194 1,308,760
Proceeds from dividends reinvested 130,620,161 134,314,453
Value of shares redeemed (207,000,022) (208,394,291)
Change in net assets resulting from capital transactions (74,751,667) (72,771,078)
Change in net assets (9,912,590) (494,374,555)
Net Assets:
Beginning of period 1,433,223,706 1,927,598,261
End of period $ 1,423,311,116 $ 1,433,223,706
Share Transactions:
Shares issued 130,178 108,134
Dividends reinvested 11,714,813 11,598,830
Shares redeemed (16,656,938) (15,415,962)
Change in shares (4,811,947) (3,708,998)

AZL Moderate Index Strategy Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)
7
See accompanying notes to the financial statements.
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Year Ended
December 31,
2020
Year Ended
December 31,
2019
Net Asset Value, Beginning of Period
$11.98 $15.63 $14.20 $13.32 $11.98
Investment Activities:
Net Investment Income/(Loss)(a) 0.18  0.18  0.20  0.26  0.23
Net Realized and Unrealized Gains/(Losses) on Investments 1.46  (2.63) 1.50  1.39  2.03
Total from Investment Activities 1.64  (2.45) 1.70  1.65  2.26
Distributions to Shareholders From:
Net Investment Income (0.25) (0.31) (0.09) (0.27) (0.32)
Net Realized Gains (0.97) (0.89) (0.18) (0.50) (0.60)
Total Dividends (1.22) (1.20) (0.27) (0.77) (0.92)
Net Asset Value, End of Period
$12.40 $11.98 $15.63 $14.20 $13.32
Total Return (b)
14.82% (15.37)% 12.06% 12.84% 19.33%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $1,423,311 $1,433,224 $1,927,598 $611,279 $611,984
Net Investment Income/(Loss) 1.42% 1.35% 1.30% 1.95% 1.78%
Expenses Before Reductions*(c) 0.23% 0.22% 0.26% 0.43% 0.43%
Expenses Net of Reductions* 0.08% 0.07% 0.07% 0.08% 0.08%
Portfolio Turnover Rate 3% 8% 14% 15% 5%
* The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a) Calculated using the average shares method.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges.  If these charges were included, the returns would have been lower.
(c) Excludes fee reductions.  If such fee reductions had not occurred, the ratios would have been as indicated.

AZL Moderate Index Strategy Fund
Notes to the Financial Statements
December 31, 2023
8
1. Organization
The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services— Investment
Companies.” The Trust consists of 16 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Moderate Index
Strategy Fund (the “Fund”), and 15 are presented in separate reports. The Fund is a diversified series of the Trust.
The Fund is a “fund of funds,” which means that the Fund invests primarily in other mutual funds (the “Underlying Funds”). Underlying Funds invest in stocks, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance
Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
2.  Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-
dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Foreign Currency Translation and Withholding Taxes
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.
Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.
Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz
Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the
“Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.

AZL Moderate Index Strategy Fund
Notes to the Financial Statements
December 31, 2023
9
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager.
Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the year ended December 31, 2023, the Fund did not engage in any Rule 17a-7 transactions.
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. The Manager is entitled to a fee, computed daily and paid monthly, based on average daily net assets of the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2025. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Management fees.”
For the year ended December 31, 2023, the annual rate due to the Manager and the annual expense limit were as follows:
* The Manager waived, prior to any application of expense limit, the management fee to 0.05% on all assets in order to maintain a more competitive expense ratio. The Manager reserves the right to increase the management fee to the amount shown in the table above (i.e., discontinue the waiver) at any time after April 30, 2025.
Any amounts contractually waived or remitted to the Fund by the Manager with respect to the annual expense limit in a particular fiscal year may be reimbursed by the Fund to the
Manager, provided that such reimbursement will not cause the Fund to exceed the lesser of any applicable expense limit in effect (i) at the time of the original waiver or payment and (ii) at the time of such reimbursement, as supported by standard accounting practices. Such reimbursement only applies to amounts waived or paid by the Manager within the three years prior to the date of such reimbursement, calculated monthly from when the waiver or payment was recorded. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At December 31, 2023, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations, as applicable.
The Manager serves as the investment adviser of the underlying funds in which the Fund invests. At December 31, 2023, these underlying funds are noted as Affiliated Investment
Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the year ended December 31, 2023 is as follows:
Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and
compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The
Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”
Annual Rate* Annual Expense Limit
AZL Moderate Index Strategy Fund 0.20% 0.20%
Value
12/31/22
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
12/31/23
Shares
as of
12/31/23
Dividend
Income
Net Realized
Gains
Distributions
from Affiliated
Underlying Funds
AZL Enhanced Bond Index Fund $ 570,683,693 $ 9,389,797 $ (34,871,389) $ (7,759,178) $ 27,564,075 $ 565,006,998 57,536,354 $ 9,150,872 $ —
AZL International Index Fund,
Class 2 216,290,154 5,102,945 (35,136,494) (5,461,752) 35,094,863 215,889,716 12,378,998 5,102,946 —
AZL Mid Cap Index Fund, Class 2 130,847, 0 55 6,084,030 (22,733,776) (7,812,657) 22,232,163 128,616,815 6,055,406 931,269 4,248,021
AZL S&P 500 Index Fund, Class 2 449 ,8 58 , 814 21,854,798 (104,111,582) (22,100,739) 104,015,575 449,516,866 22,286,409 5,322,306 16,532, 491
AZL Small Cap Stock Index Fund,
Class 2 65 ,8 01 , 250 4,203,228 (10,382,207) (4,047,321) 9,315,831 64,890,781 5,301,534 652,740 3,550,488
$ 1,433,480,966 $ 46,634,798 $ (207,235,448) $ (47,181,647) $ 198,222,507
$ 1,423,921,176
103,558,70 1 $ 21,160,133 $ 24,331, 000

AZL Moderate Index Strategy Fund
Notes to the Financial Statements
December 31, 2023
10
FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY
Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the
Fund’s average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies.
The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.
The following is a summary of the valuation inputs used as of December 31, 2023 in valuing the Fund’s investments based upon the three levels defined above:
5. Security Purchases and Sales
For the year ended December 31, 2023 cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:
6. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default. During the year ended December 31, 2023, the Fund did not directly invest in derivatives.
Foreign Securities Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell the securities of such companies.
Investment Securities: Level 1 Level 2 Level 3 Total
Affiliated Investment Companies $ 1,423,921,176 $ — $ — $ 1,423,921,176
Total Investment Securities $1,423,921,176 $— $— $1,423,921,176
Purchases Sales
AZL Moderate Index Strategy Fund $46,634,798 $207,235,448

AZL Moderate Index Strategy Fund
Notes to the Financial Statements
December 31, 2023
11
Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds. In addition, the Fund maintains indirect exposure to various types of risk which may exist in the underlying Funds, such as foreign securities risk, fixed income securities risk and other risks.
Interest Rate Risk: Debt securities held by an underlying fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.
Market Risk : The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to a particular company, such as real or perceived adverse economic conditions, inflation, recessions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.
7. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2023 is $1,529,600,716. The gross unrealized appreciation/
(depreciation) on a tax basis is as follows:
As of the end of its tax year ended December 31, 2023, the Fund had capital loss carry forwards (“CLCFs”) as summarized in the table below. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset.
CLCFs not subject to expiration:
The tax character of dividends paid to shareholders during the year ended December 31, 2023, was as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2022 was as follows:
Unrealized appreciation $—
Unrealized (depreciation) (105,679,540)
Net unrealized appreciation/(depreciation) $(105,679,540)
Short-Term
Amount
Long-Term
Amount Total
AZL Moderate Index Strategy Fund $ 251 $ 17,081,439 $ 17,081,690
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL Moderate Index Strategy Fund $27,153,613 $103,466,548 $130,620,161
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL Moderate Index Strategy Fund $34,672,494 $99,641,959 $134,314,453
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

AZL Moderate Index Strategy Fund
Notes to the Financial Statements
December 31, 2023
12
At December 31, 2023, the components of accumulated earnings on a tax basis were as follows:
8. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the
1940 Act. As of December 31, 2023 the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 90% of the Fund.
Investment activities of this shareholder could have a material impact to the Fund.
9. Recent Regulatory Pronouncements
Effective January 24, 2023, the SEC adopted rule and form amendments that require open-end management investment companies to transmit concise and visually engaging annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a tailored shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24,
2024. Accordingly, the rule and form amendments will not impact the Fund until the 2024 semi-annual shareholder report and will have no effect on the Fund’s accounting policies or financial statements.
10. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
Depreciation(a)
Total
Accumulated
Earnings/ (Deficit)
AZL Moderate Index Strategy Fund $20,087,578 $— $(17,081,690) $(105,679,540) $(102,673,652)
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales .

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
13
To the Board of Trustees of Allianz Variable Insurance Products Trust and Shareholders of
AZL Moderate Index Strategy Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of AZL Moderate Index Strategy Fund (one of the funds constituting Allianz Variable Insurance Products Trust, referred to hereafter as the "Fund") as of December 31, 2023, the related statement of operations for the year ended
December 31, 2023, the statements of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2023 and the financial highlights for each of the five years in the period ended December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
New York, New York
February 22, 2024
We have served as the auditor of one or more investment companies in the Allianz Variable Insurance Products complex since 2018.

14
Other Federal Income Tax Information (Unaudited)
For the year ended December 31, 2023, 43.79% of the total ordinary income dividends paid by the Fund qualify for the corporate dividends received deductions available to corporate shareholders.
During the year ended December 31, 2023, the Fund declared net short-term capital gain distributions of $682.
During the year ended December 31, 2023, the Fund declared net long-term capital gain distributions of $103,466,548.

15
Other Information (Unaudited)
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov .
The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov, or may be obtained by calling 800-624-0197.

16
Approval of Investment Advisory Agreement (Unaudited)
Subject to the general supervision of the Board of Trustees (the “Board”) and in accordance with the investment objectives and restrictions of the Fund, which is a series of the Allianz
Variable Insurance Products Trust (the “Trust”), investment advisory services are provided to the Fund by Allianz Investment Management LLC (the “Manager”). The Manager manages the Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board, is responsible for the management of the Fund. For management services, the Fund pays the Manager an investment advisory fee based upon the Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of the Fund by reimbursing the Fund if and when total Fund operating expenses exceed certain amounts until at least April 30, 2025 (the “Expense Limitation Agreement”).
In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America (“Allianz Life”) and its subsidiary, Allianz Life Insurance Company of New York (“Allianz of New York”). Currently, the Fund is offered only through Allianz Life and Allianz of New York variable products, and not in the retail fund market.
As required by the Investment Company Act of 1940 (the “1940 Act”), the Board has reviewed and approved the Management Agreement with the Manager. The Board’s decision to approve this contract reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of the contract, the Board considered many factors, among the most material of which are: the Fund’s investment objectives and long-term performance; the Manager’s management philosophy, personnel, processes and investment performance, including its compliance history and the adequacy of its compliance processes; the preferences and expectations of
Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.
The Board also considered the compensation and benefits received by the Manager. This includes fees received for services provided to the Fund by employees of the Manager or of affiliates of the Manager and research services received by the Manager from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that:
(1) the Manager and the Trust are parties to an Administrative Services Agreement and a Compliance Services Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer; and
(2) Allianz Life Financial Services, LLC, an affiliated person of the Manager, is a registered securities broker-dealer and received (along with its affiliated persons) payments made by the underlying funds pursuant to Rule 12b1.
The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature, extent and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; the profitability of acting as adviser to the fund; and the extent to which the independent Board members, who are not “interested persons” of a fund as defined by the 1940 Act (“Independent Trustees”), are fully informed about all facts bearing on the adviser’s services and fees. The
Board is aware of these factors and takes them into account in its review of the Management Agreement for the Fund.
Each member of the Board considered and weighed these factors in light of his or her experience in governing the Trust. The Board is assisted in its deliberations by the advice of independent legal counsel to the Independent Trustees (“Independent Trustee Counsel”). In this regard, the Board requests and receives a significant amount of information about the Fund and the Manager. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meetings at which the Board’s formal review of the Management Agreement occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of the Management Agreement is informed by reports covering such matters as: the Manager’s investment philosophy, personnel and processes, and the Fund’s investment performance (in absolute terms as well as in relationship to its benchmark and certain competitor or “peer group” funds). In connection with comparing the performance of the Fund versus its benchmark, the Board receives reports on the extent to which the Fund’s performance may be attributed to various applicable factors, such as asset class allocation decisions, the performance of the underlying funds, rebalancing decisions, and the impact of cash positions and Fund fees and expenses. The
Board also receives reports on the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to peer group and/or competing funds, with due regard for the Expense Limitation Agreement and additional voluntary expense limitations); the use and allocation of any brokerage commissions derived from trading the Fund’s portfolio securities; the nature, extent and quality of the advisory and other services provided to the Fund by the Manager and its affiliates; compliance and audit reports concerning the Fund and the companies that service them; and relevant developments in the mutual fund industry and how the Fund and/or the Manager are responding to them.
The Board also receives financial information about the Manager, including reports on the compensation and benefits the Manager derives from its relationships with the Fund. These reports cover not only the fees under the Management Agreement, but also the fees, if any, received for providing other services to the Fund. The reports also discuss any indirect or
“fall-out” benefits the Manager or its affiliates may derive from their relationships with the Fund.
The Management Agreement was most recently considered at Board meetings held in the summer and fall of 2023. Information relevant to the approval of the Management
Agreement was considered at Board meetings held June 13 and 20, 2023, and September 19, 2023, as well as at various other meetings preceding those meetings. Accordingly, the
Management Agreement was approved by the Board at an in-person meeting on September 19, 2023. At such meeting the Board also approved the Expense Limitation Agreement between the Manager and the Trust for the period ending April 30, 2025.
In connection with such meetings, the Board requested and evaluated extensive materials from the Manager, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third-party provider and other sources believed to be reliable by the Manager and the
Trustees. Prior to voting, the Trustees reviewed the proposed approval of the Management Agreement with management and with Independent Trustee Counsel and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approval. The Independent Trustees also discussed the proposed approval in private sessions with Independent Trustee Counsel at which no representatives of the Manager were present. In reaching their determinations relating to the approval of the Management Agreement, in respect of the Fund, each member of the Board considered all factors he or she believed relevant. The Board based its decision to approve

17
the Management Agreement on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to the Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.
Shareholder reports must include a discussion of certain factors relating to the selection of the investment adviser and the approval of the advisory fee. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:
(1) The nature, extent and quality of services provided by the Manager. The Trustees noted that the Manager, subject to the oversight of the Board, administers the Fund’s business and other affairs. The Trustees noted that the Manager also provides the Trust and the Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any other service providers retained by the Trust on behalf of the Fund) and executive and other personnel as are necessary for the operation of the Trust and the
Fund. Except for the Trust’s Chief Compliance Officer and certain compliance staff, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.
The Board considered the scope and quality of services provided by the Manager and noted that the scope of the services provided has continued to expand as a result of regulatory and other developments. The Board noted, for example, that the Manager is responsible for maintaining and monitoring its own compliance program, and this compliance program has been continuously refined and enhanced in light of new regulatory requirements. The Board considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and the Fund. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided)
to the Trust and to the Fund under the Management Agreement.
(2) The investment performance of the Fund and the Manager. In connection with every quarterly Board meeting and the summer and fall 2023 contract review process, Trustees received extensive information on the performance results of the Fund. The performance information considered included performance information on absolute total return, performance versus the appropriate benchmark(s) and performance versus peer groups as reported by Lipper, the contribution to performance of the Manager’s asset class allocation decisions, the performance of the underlying funds, and the impact on performance of rebalancing decisions, cash and Fund fees. This included Lipper performance information on the
Fund for the one-, three-, and five-year periods ended December 31, 2022, for which the Fund ranked in the top 40% of its Lipper peer group for the one- and five-year periods and the middle 20% of its Lipper peer group for the three-year period.
At the Board meeting held September 19, 2023, the Board also received updated performance information for the Fund, including updated Lipper peer group ranking information, for various periods ending June 30, 2023.
At the Board meeting held September 19, 2023, the Trustees determined that the investment performance of the Fund was acceptable.
(3) The costs of services to be provided and profits to be realized by the Manager and its affiliates from the relationship with the Fund . The Board considered that the Manager receives an advisory fee from the Fund. The Manager reported that the advisory fee paid by the Fund was in the 8 th
percentile of its customized peer group. (A lower percentile reflects lower fund fees and is better for fund shareholders.) Trustees were provided with information on the total expense ratios of the Fund and other funds in the customized peer group, and the Manager reported upon the challenges in making peer group comparisons for the Fund. The Board considered and found that the advisory fee paid to the Manager with respect to the Fund was based on services provided to the Fund that were in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying funds in which the Fund invests.
The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2020 through 2022. The Board recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Board considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Board focused on profitability of the Manager’s relationships with the Fund before taxes and distribution expenses. The Board recognized that the Manager should earn a reasonable level of profits for the services it provides to the Fund.
(4) and (5) The extent to which economies of scale would be realized as the Fund grows, and whether fee levels reflect these economies of scale. The Board noted that the advisory fee schedule for the Fund does not contain breakpoints that reduce the fee rate on assets above specified levels. The Board recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with funds that have substantial assets. The Board found there was no uniform methodology for establishing breakpoints that give effect to Fund-specific services provided by the Manager. The Board noted that in the fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the Fund. The Board noted that the total assets in the Fund, as of June 30, 2023, were approximately $1.45 billion.
The Board noted that the Manager has agreed to temporarily limit Fund expenses under the Expense Limitation Agreement, which has the effect of reducing expenses similar to implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of expense limits and/or advisory fee breakpoints as Fund assets change. The Board receives quarterly reports on the level of Fund assets. The Board expects to continue to consider: (a) the extent to which economies of scale have been realized, and (b) whether the advisory fee should be modified, either in connection with the next renewal of the Management Agreement or by modifying the Expense Limitation Agreement, to reflect such economies of scale, if any.
Having taken these factors into account, the Board concluded that the absence of breakpoints in the Fund’s advisory fee rate schedule was acceptable under the Fund’s circumstances.
In conclusion, after full consideration of the above factors, as well as such other factors as each member of the Board considered instructive in evaluating the Management
Agreement, the Board concluded that the advisory fees were reasonable, and that the continuation of the Management Agreement was in the best interest of the Fund.

18
Information about the Board of Trustees and Officers (Unaudited)
The Trust is managed by the Trustees in accordance with the laws of the state of Delaware governing business trusts. In addition to serving on the Board of Trustees of the Trust, each Trustee serves on the Board of the Allianz Variable Insurance Products Fund of Funds Trust (“FOF Trust”) and the AIM ETF Products Trust (“ETF Trust”) (collectively, the Trust, the FOF Trust, and ETF Trust are the “AIM Complex”). There are currently six Trustees, one of whom is an “interested person” of the Trust within the meaning of that term under the
1940 Act. The Trustees and Officers of the Trust, their addresses, years of birth, their positions held with the Trust, their terms of office with the Trust and length of time served, their principal occupation(s) during the past five years, the number of portfolios in the Trust they oversee, and their other directorships held during the past five years are as follows:
Independent Trustees
(1)
Name, Address, and Birth Year
Positions
Held with
AIM
Complex
Term of
Office
(2)
/Length
of Time Served
Principal Occupation(s)
During Past 5 Years
Number of
Portfolios
Overseen
for the AIM
Complex
Other
Directorships
Held Outside of
the AIM
Complex
During Past
5 Years
Peggy L. Ettestad (1957)
5701 Golden Hills Drive
Minneapolis, MN 55416
Lead
Independent
Trustee
Since 10/14 (Trustee
since 2/07)
Managing Director, Red Canoe Management Consulting LLC, 2008 to
present
56 None
Tamara Lynn Fagely (1958)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 12/17 Retired; previously, Chief Operations Officer, Hartford Funds, 2012 to
2013
56 Diamond Hill Funds
(10 Funds)
Richard H. Forde (1953)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 12/17 Retired; previously, Member of the Board and Chairman of the Finance and Investment Committee, Connecticut Water Service, Inc., 2013 to
2019
56 Connecticut Water
Service, Inc.
Jack Gee (1959)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 01/22 Retired; previously, Managing Director, BlackRock, Inc., Treasurer and
Chief Financial Officer U.S. iShares, 2004 to 2019
56 TWC ETF Trust (3
Funds);
Esoterica Thematic
Trust (2019 - 2020)
Claire R. Leonardi (1955)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 02/04 Retired; previously, CEO, Health eSense Inc. (a medical device company),
2015 to 2018, and Connecticut Innovations, Inc. (a venture capital firm),
2012 to 2015
56 None

19
Interested Trustee
(3)
(1) Each of the Independent Trustees is a member of the Audit and Operational Risk Oversight Committee.
(2) Indefinite.
(3) Is an “interested person,” as defined by the 1940 Act, due to employment by Allianz Life and the Manager.
Officers
(1) Indefinite.
(2) The Manager and the Trust are parties to a Compliance Services Agreement under which the Manager provides an employee of the Manager or one of its affiliates to act as the
Trust’s Chief Compliance Officer.
The Fund’s Statement of Additional Information (“SAI”) contains additional information about the Trust’s Trustees and Officers. The SAI is available without charge, upon request, by calling toll-free 800-624-0197 or at https://www.allianzlife.com.
Name, Address, and Birth Year
Positions
Held with
AIM
Complex
Term of
Office
(2)
/Length
of Time Served
Principal Occupation(s)
During Past 5 Years
Number of
Portfolios
Overseen
for the AIM
Complex
Other
Directorships
Held Outside of
the AIM
Complex
During Past
5 Years
Brian Muench (1970)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 06/11 President, Allianz Investment Management LLC, 2010 to present; Vice
President, Allianz Life, 2011 to present
56 None
Name, Address, and Birth Year
Positions Held with AIM
Complex
Term of Office
(1)
/
Length of Time
Served Principal Occupation(s) During Past 5 Years
Brian Muench (1970)
5701 Golden Hills Drive
Minneapolis, MN 55416
President Since 11/10 President, Allianz Investment Management LLC, 2010 to present; Vice President,
Allianz Life, 2011 to present
Amanda Farren (1978)
5701 Golden Hills Drive
Minneapolis, MN 55416
Secretary Since 02/24 Chief Legal Officer, Allianz Investment Management LLC; Senior Counsel, Allianz
Life, January 2024 to present; Senior Vice President and Director, The Bank of
New York Mellon, 2023; Vice President and Director, The Bank of New York
Mellon, 2015 -2023
Bashir C. Asad (1963)
Citi Fund Services Ohio, Inc.
4400 Easton Commons, Suite 200
Columbus, OH 43219
Treasurer, Principal Accounting
Officer and Principal Financial Officer
Since 06/16 Senior Vice President, Citi Fund Services Ohio, Inc., 2011 to present
Chris R. Pheiffer (1968)
5701 Golden Hills Drive
Minneapolis, MN 55416
Chief Compliance Officer
(2)
and
Anti-Money Laundering Compliance
Officer
Since 02/14 Chief Compliance Officer of the Trust and the FOF Trust, 2014 to present, and the
ETF Trust, 2020 to present
Michael Tanski (1970)
5701 Golden Hills Drive
Minneapolis, MN 55416
Vice President Since 04/09 Assistant Vice President, Allianz Investment Management LLC, 2013 to present
Laura Quade (1969)
5701 Golden Hills Drive
Minneapolis, MN 55416
Vice President Since 08/23 Vice President, Allianz Investment Management LLC, 2023 to present, previously
Director at Wealth Enhancement Group, November 2019 to November 2022; Vice
President, Head of Operations at Hartford Funds 2014 to 2019

ANNRPT1223 02/24
The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® MSCI Global Equity Index Fund
Annual Report
December 31, 2023

AZL® MSCI Global Equity Index Fund
Management Discussion and Analysis

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Report of Independent Registered Public Accounting Firm

Other Federal Income Tax Information

Other Information

Approval of Investment Advisory and Subadvisory Agreements

Information about the Board of Trustees and Officers

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

1
AZL® MSCI Global Equity Index Fund Review (Unaudited)
Allianz Investment Management LLC serves
as the Manager for the AZL
®
MSCI Global
Equity Index Fund and BlackRock Investment
Management, LLC serves as Subadviser to
the Fund.
What factors affected the Fund’s performance
during the year ended December 31, 2023?*
For the year ended December 31, 2023, the AZL® MSCI Global
Equity Index Fund (the “Fund”) returned 23.37%. That compared to a 23.79% (net) return for its benchmark, the MSCI World
Index.
1
The Fund seeks investment results, before fees, expenses, and fair value adjustments to its portfolio at the close of the New
York Stock Exchange, that correspond to its benchmark, which is designed to provide a comprehensive measure of international developed market equities.
Resilient economic data and signs of easing inflation helped drive developed market equities higher in January. As central banks reaffirmed their commitment to rate increases, however, and
headline news in the banking sector spooked investors, market sentiment cooled in February and March. Both the Federal
Reserve (the Fed) and the European Central Bank (ECB) raised rates during the first quarter. Despite decades-high inflation, the
Bank of Japan (BOJ) maintained its loose monetary policy in the face of a strong yen, which buoyed equity markets.
In the second quarter, concerns about the looming U.S. debt
crisis initially dampened market performance, although an
agreement in June helped stocks rebound. The Fed, the ECB and the Bank of England (BoE) all raised rates during the quarter, while optimism about the semiconductor industry provided a
boost to American and Japanese equities.
An initial rally in developed market equities in July faded in
August and September as concerns about a prolonged period of rate increases dampened market performance. The Fed raised
rates in July, but paused in September, even as the ECB chose to increase rates both months. However, cooling inflation rates raised hopes the ECB was nearing the end of its rate hikes.
Fears over continued high inflation and conflict in the Middle
East weighed on global equity markets through October. Positive inflation data and rhetoric from central banks indicating a
potential end to rate hikes helped drive a strong rally in equity prices through the end of the year.
The Fund underperformed its benchmark primarily due to the
impacts of fair value adjustments and expenses incurred by the
Fund.
The Fund uses exchange traded equity index futures for the
purpose of efficient portfolio management, and these derivatives did not have a significant impact on the Fund’s return in 2023.
Past performance does not guarantee future results.
*The Fund’s portfolio composition is subject to change. There is no guarantee that any sectors mentioned will continue to
perform as described or that securities in such sectors will be held by the Fund in the future. The information contained in this commentary is for informational purposes only and should not be construed as a recommendation to purchase or sell
securities in the sector mentioned. The Fund’s holdings and
weightings are as of December 31, 2023.
1
For a complete description of the Fund’s performance
benchmark please refer to page 2 of this report.

2
AZL® MSCI Global Equity Index Fund Review (Unaudited)
Fund Objective
The Fund’s investment objective is to seek to
match the performance of the MSCI World Index
(the “Underlying Index”) as closely as possible.
This objective may be changed by the Trustees
of the Fund without shareholder approval. The
Fund seeks to achieve its objective by investing at
least 90% of its assets, plus the amount of any
borrowing for investment purposes, in securities
of the Underlying Index and in depositary receipts
representing securities of the Underlying Index.
Investment Concerns
Equity securities (stocks) are more volatile and
carry more risk than other forms of investments,
including investments in high-grade fixed income
securities. The net asset value per share of this
Fund will fluctuate as the value of the securities in
the portfolio changes.
International investing may involve risk of capital
loss from unfavorable fluctuations in currency
values, from differences in generally accepted
accounting principles or from economic or political
instability in other nations.
Small- to mid-capitalization companies typically
have a higher risk of failure and historically have
experienced a greater degree of volatility.
The performance of the Fund is expected to be
lower than that of the Index because of Fund fees
and expenses. Securities in which the Fund will
invest may involve substantial risk and may be
subject to sudden severe price declines.
Investing in derivative instruments involves risks
that may be different from or greater than the risk
associated with investing directly in securities or
other traditional instruments.
Investing in a single industry or sector, or
concentrating investments in a limited number
of industries or sectors, tends to increase the
risk that economic, political, or regulatory
developments affecting certain industries or
sectors will have a large impact on the value of
the portfolio.
For a complete description of these and other risks
associated with investing in the Fund, please refer
to the Fund’s prospectus.
Growth of $10,000 Investment
The chart above represents a comparison of a hypothetical investment in the Fund versus a similar investment in the Fund’s benchmarks and represents the reinvestment of dividends and capital gains in the Fund.
Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.Allianzlife.com.
The above expense ratios are based on the current Fund prospectus dated May 1, 2023. Effective October 1, 2023, the
Manager waived, prior to any application of expense limit through at least April 30, 2025, the management fee to 0.30% on all assets in order to maintain more competitive expense ratios. Prior to October 1, 2023, the Manager waived, prior to any application of expense limit, the management fee to 0.31% on all assets in order to maintain more competitive expense ratios.
The Manager and the Fund have entered into a written agreement limiting operating expenses, excluding certain expenses
(such as interest expense), to 0.55% for Class 1 Shares and to 0.80% for Class 2 Shares through April 30, 2025. Additional information pertaining to the December 31, 2023 expense ratios can be found in the Financial Highlights.
The total return of the Fund does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Such charges, fees and tax payments would reduce the performance quoted.
The Fund’s performance is measured against the MSCI World Index, an unmanaged broad equity benchmark that represents large- and mid-cap equity performance across 23 developed markets countries. The Index noted as “gross of withholding taxes” reflects the maximum possible reinvestment of dividends with no adjustment for withholding tax deductions or tax credits. The Index noted as “net of withholding taxes” reflects the reinvestment of dividends after the deduction of withholding taxes, using (for international indexes) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for services provided to the
Fund. Investors cannot invest directly in an index.
Average Annual Total Returns as of December 31, 2023
Inception
Date
1
Year
3
Year
5
Year
10
Year
Since
Inception
  AZL
®
MSCI Global Equity Index Fund, Class 1
6/21/2021
23.66% – – – 4.36%
  AZL
®
MSCI Global Equity Index Fund, Class 2
5/1/2009
23.37% 6.92% 12.41% 5.06% 7.66%
  MSCI World Index (Gross)
5/1/2009
24.42% 7.79% 13.37% 9.18% 11.68%
  MSCI World Index (Net)
5/1/2009
23.79% 7.27% 12.80% 8.60% 11.08%
Expense Ratio Gross
  AZL
®
MSCI Global Equity Index Fund, Class 1 0.79%
  AZL
®
MSCI Global Equity Index Fund, Class 2 1.04%

AZL MSCI Global Equity Index Fund
3
Expense Examples
(Unaudited)
As a shareholder of the AZL MSCI Global Equity Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.
The
Actual Expense
table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The
Hypothetical Expense
table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Beginning
Account Value
7/1/23
Ending
Account Value
12/31/23
Expenses Paid
During Period
7/1/23 - 12/31/23*
Annualized Expense
Ratio During Period
7/1/23 - 12/31/23
AZL MSCI Global Equity Index Fund, Class 1 $1,000.00 $1,073.40 $2.14 0.41%
AZL MSCI Global Equity Index Fund, Class 2 $1,000.00 $1,073.30 $3.45 0.66%
Beginning
Account Value
7/1/23
Ending
Account Value
12/31/23
Expenses Paid
During Period
7/1/23 - 12/31/23*
Annualized Expense
Ratio During Period
7/1/23 - 12/31/23
AZL MSCI Global Equity Index Fund, Class 1 $1,000.00 $1,023.14 $2.09 0.41%
AZL MSCI Global Equity Index Fund, Class 2 $1,000.00 $1,021.88 $3.36 0.66%
* Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).
Portfolio Composition
(Unaudited)
Investments
Percent
of Net Assets
Information Technology 22.9%
Financials 15.1
Health Care 12.0
Industrials 11.0
Consumer Discretionary 10.8
Communication Services 7.1
Consumer Staples 6.8
Energy 4.4
Materials 4.2
Utilities 2.6
Real Estate 2.5
Total Common Stocks and Preferred Stocks 99.4
Warrant —
†
Affiliated Investment Company 0.2
Total Investment Securities 99.6
Net other assets (liabilities) 0.4
Net Assets 100.0%
† Represents less than 0.05%.

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
December 31, 2023
4
See accompanying notes to the financial statements.
Shares Value
Common Stocks (99.3%):
Aerospace & Defense (1.6%):
3,916 Airbus SE $ 604,386
435 Axon Enterprise, Inc.* 112,374
20,161 BAE Systems plc 285,181
3,766 Boeing Co. (The)* 981,646
2,614 CAE, Inc.* 56,427
94 Dassault Aviation SA 18,598
169 Elbit Systems, Ltd. 35,942
1,563 General Dynamics Corp. 405,864
276 HEICO Corp. 49,368
499 HEICO Corp., Class A 71,078
2,478 Howmet Aerospace, Inc. 134,109
271 Huntington Ingalls Industries, Inc. 70,362
700 Kongsberg Gruppen ASA 32,056
1,226 L3Harris Technologies, Inc. 258,220
1,848 Leonardo SpA 30,484
1,490 Lockheed Martin Corp. 675,328
9,399 Melrose Industries plc 67,895
376 MTU Aero Engines AG 81,029
932 Northrop Grumman Corp. 436,306
268 Rheinmetall AG 84,945
54,610 Rolls-Royce Holdings plc* 207,937
9,612 RTX Corp. 808,754
2,298 Safran SA 405,323
10,000 Singapore Technologies Engineering, Ltd. 29,436
1,246 Textron, Inc. 100,203
658 Thales SA 97,302
362 TransDigm Group, Inc. 366,199
6,506,752
Air Freight & Logistics (0.5%):
768 CH Robinson Worldwide, Inc. 66,347
6,628 Deutsche Post AG 328,279
1,173 DSV A/S 206,381
1,021 Expeditors International of Washington, Inc. 129,871
1,543 FedEx Corp. 390,333
700 NIPPON EXPRESS HOLDINGS, Inc. 39,727
1,800 SG Holdings Co., Ltd. 25,786
4,797 United Parcel Service, Inc., Class B 754,232
1,600 Yamato Holdings Co., Ltd. 29,531
1,970,487
Automobile Components (0.3%):
800 Aisin Corp. 27,878
1,756 Aptiv plc* 157,548
1,650 BorgWarner, Inc. 59,153
4,100 Bridgestone Corp. 169,355
4,308 Cie Generale des Etablissements Michelin SCA 154,778
819 Continental AG 69,647
11,600 Denso Corp. 174,012
2,000 Koito Manufacturing Co., Ltd. 31,077
419 Lear Corp. 59,167
1,638 Magna International, Inc. 96,791
5,200 Sumitomo Electric Industries, Ltd. 66,005
1,065,411
Automobiles (2.2%):
2,093 Bayerische Motoren Werke AG 232,760
827 Ferrari NV 278,694
26,287 Ford Motor Co. 320,439
Shares Value
Common Stocks, continued
Automobiles, continued
9,109 General Motors Co. $ 327,195
29,500 Honda Motor Co., Ltd. 304,984
3,600 Isuzu Motors, Ltd. 46,192
3,397 Lucid Group, Inc.* 14,301
3,600 Mazda Motor Corp. 38,192
5,192 Mercedes-Benz Group AG 358,532
16,900 Nissan Motor Co., Ltd. 65,979
1,315 Renault SA 53,800
4,535 Rivian Automotive, Inc., Class A* 106,391
14,130 Stellantis NV Paris 331,199
98 Stellantis NV Milan 2,295
4,300 Subaru Corp. 78,481
2,200 Suzuki Motor Corp. 94,712
18,793 Tesla, Inc.* 4,669,685
70,400 Toyota Motor Corp. 1,292,501
201 Volkswagen AG 26,285
4,663 Volvo Car AB, Class B* 15,097
5,400 Yamaha Motor Co., Ltd. 48,058
8,705,772
Banks (5.6%):
2,689 ABN AMRO Bank NV 40,398
8,372 AIB Group plc 35,819
19,758 ANZ Group Holdings, Ltd. 348,014
40,094 Banco Bilbao Vizcaya Argentaria SA 365,261
8,091 Banco BPM SpA 42,715
105,156 Banco Santander SA 438,910
8,532 Bank Hapoalim BM 76,716
10,762 Bank Leumi Le-Israel BM 86,803
46,793 Bank of America Corp. 1,575,520
5,977 Bank of Ireland Group plc 54,171
4,622 Bank of Montreal 457,386
7,710 Bank of Nova Scotia (The) 375,345
236 Banque Cantonale Vaudoise, Registered Shares 30,456
101,523 Barclays plc 197,706
6,999 BNP Paribas SA 484,874
20,000 BOC Hong Kong Holdings, Ltd. 54,122
28,315 CaixaBank SA 116,498
6,098 Canadian Imperial Bank of Commerce 293,647
2,800 Chiba Bank, Ltd. (The) 20,190
12,639 Citigroup, Inc. 650,150
3,112 Citizens Financial Group, Inc. 103,132
7,358 Commerzbank AG 87,384
10,962 Commonwealth Bank of Australia 832,850
8,400 Concordia Financial Group, Ltd. 38,317
7,400 Credit Agricole SA 104,988
4,340 Danske Bank A/S 115,943
12,500 DBS Group Holdings, Ltd. 315,893
6,447 DNB Bank ASA 137,022
2,099 Erste Group Bank AG 85,152
4,619 Fifth Third Bancorp 159,309
3,940 FinecoBank Banca Fineco SpA 59,189
75 First Citizens BancShares, Inc., Class A 106,423
5,700 Hang Seng Bank, Ltd. 66,226
127,558 HSBC Holdings plc 1,030,099
8,659 Huntington Bancshares, Inc. 110,142
23,603 ING Groep NV 353,294
101,656 Intesa Sanpaolo SpA 296,706
7,605 Israel Discount Bank, Ltd., Class A 38,087

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
December 31, 2023
5
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Banks, continued
9,500 Japan Post Bank Co., Ltd. $ 96,721
19,104 JPMorgan Chase & Co. 3,249,590
1,716 KBC Group NV 111,327
5,399 KeyCorp 77,746
427,058 Lloyds Banking Group plc 258,544
1,027 M&T Bank Corp. 140,781
3,850 Mediobanca Banca di Credito Finanziario SpA 47,626
73,700 Mitsubishi UFJ Financial Group, Inc. 634,330
859 Mizrahi Tefahot Bank, Ltd. 33,324
16,150 Mizuho Financial Group, Inc. 276,256
20,466 National Australia Bank, Ltd. 426,770
2,204 National Bank of Canada 168,016
34,369 NatWest Group plc 95,904
20,108 Nordea Bank Abp 248,795
23,200 Oversea-Chinese Banking Corp., Ltd. 227,944
2,608 PNC Financial Services Group, Inc. (The) 403,849
5,712 Regions Financial Corp. 110,699
14,100 Resona Holdings, Inc. 71,417
9,196 Royal Bank of Canada 930,081
2,200 Shizuoka Financial Group, Inc. 18,614
9,956 Skandinaviska Enskilda Banken AB, Class A 137,095
5,044 Societe Generale SA 134,460
15,786 Standard Chartered plc 133,508
8,300 Sumitomo Mitsui Financial Group, Inc. 404,351
4,600 Sumitomo Mitsui Trust Holdings, Inc. 88,230
8,930 Svenska Handelsbanken AB, Class A 96,958
5,800 Swedbank AB, Class A 117,228
12,000 Toronto-Dominion Bank (The) 775,485
8,565 Truist Financial Corp. 316,220
10,722 UniCredit SpA 290,824
8,704 United Overseas Bank, Ltd. 187,381
10,081 US Bancorp 436,306
24,163 Wells Fargo & Co. 1,189,303
23,227 Westpac Banking Corp. 361,360
22,081,900
Beverages (1.5%):
5,774 Anheuser-Busch InBev SA/NV 372,987
3,500 Asahi Group Holdings, Ltd. 130,291
1,892 Brown-Forman Corp., Class B 108,033
11,900 Budweiser Brewing Co. APAC, Ltd. 22,218
665 Carlsberg AS, Class B 83,366
1,001 Celsius Holdings, Inc.* 54,574
26,881 Coca-Cola Co. (The) 1,584,097
1,460 Coca-Cola Europacific Partners plc 97,109
1,283 Coca-Cola HBC AG 37,654
1,108 Constellation Brands, Inc., Class A 267,859
3,162 Davide Campari-Milano NV, Class M 35,656
14,986 Diageo plc 544,100
771 Heineken Holding NV 65,347
1,759 Heineken NV 178,946
6,995 Keurig Dr Pepper, Inc. 233,073
6,100 Kirin Holdings Co., Ltd. 89,324
1,314 Molson Coors Beverage Co., Class B 80,430
5,154 Monster Beverage Corp.* 296,922
9,090 PepsiCo, Inc. 1,543,846
1,330 Pernod Ricard SA 235,152
125 Remy Cointreau SA 15,879
800 Suntory Beverage & Food, Ltd. 26,359
Shares Value
Common Stocks, continued
Beverages, continued
4,497 Treasury Wine Estates, Ltd. $ 32,931
6,136,153
Biotechnology (1.7%):
11,532 AbbVie, Inc. 1,787,114
852 Alnylam Pharmaceuticals, Inc.* 163,081
3,538 Amgen, Inc. 1,019,015
381 Argenx SE* 144,764
911 Biogen, Inc.* 235,739
1,135 BioMarin Pharmaceutical, Inc.* 109,437
3,132 CSL, Ltd. 610,481
1,266 Exact Sciences Corp.* 93,659
437 Genmab A/S* 139,223
8,301 Gilead Sciences, Inc. 672,464
1,231 Grifols SA* 21,096
1,359 Incyte Corp.* 85,332
2,165 Moderna, Inc.* 215,309
652 Neurocrine Biosciences, Inc.* 85,907
712 Regeneron Pharmaceuticals, Inc.* 625,342
1,510 Swedish Orphan Biovitrum AB* 40,010
275 United Therapeutics Corp.* 60,470
1,715 Vertex Pharmaceuticals, Inc.* 697,816
6,806,259
Broadline Retail (2.7%):
60,961 Amazon.com, Inc.* 9,262,414
380 Canadian Tire Corp., Ltd., Class A 40,361
1,884 Dollarama, Inc. 135,786
3,368 eBay, Inc. 146,912
821 Etsy, Inc.* 66,542
296 MercadoLibre, Inc.* 465,176
846 Next plc 87,316
2,700 Pan Pacific International Holdings Corp. 64,268
10,027 Prosus NV 298,936
8,000 Rakuten Group, Inc. 35,552
7,677 Wesfarmers, Ltd. 297,921
10,901,184
Building Products (0.7%):
953 A O Smith Corp. 78,565
1,200 AGC, Inc. 44,481
644 Allegion plc 81,589
6,390 Assa Abloy AB, Class B 184,157
862 Builders FirstSource, Inc.* 143,902
326 Carlisle Cos., Inc. 101,852
5,454 Carrier Global Corp. 313,332
2,996 Cie de Saint-Gobain SA 221,513
1,700 Daikin Industries, Ltd. 276,187
708 Fortune Brands Innovations, Inc. 53,907
228 Geberit AG, Registered Shares 146,583
4,516 Johnson Controls International plc 260,302
1,045 Kingspan Group plc 90,299
223 Lennox International, Inc. 99,797
1,508 Masco Corp. 101,006
11,325 Nibe Industrier AB, Class B 80,072
571 Owens Corning 84,639
52 ROCKWOOL A/S, Class B 15,215
600 TOTO, Ltd. 15,799
1,504 Trane Technologies plc 366,826

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
December 31, 2023
6
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Building Products, continued
13,000 Xinyi Glass Holdings, Ltd. $ 14,560
2,774,583
Capital Markets (3.1%):
6,218 3i Group plc 191,367
12,364 abrdn plc 28,089
697 Ameriprise Financial, Inc. 264,741
375 Amundi SA 25,642
1,156 Ares Management Corp., Class A 137,471
1,391 ASX, Ltd. 59,665
5,097 Bank of New York Mellon Corp. (The) 265,299
966 BlackRock, Inc., Class A+ 784,199
4,655 Blackstone, Inc. 609,433
2,084 Brookfield Asset Management, Ltd., Class A 83,712
8,894 Brookfield Corp. 356,794
1,473 Carlyle Group, Inc. (The) 59,936
717 Cboe Global Markets, Inc. 128,028
9,802 Charles Schwab Corp. (The) 674,378
2,407 CME Group, Inc. 506,914
938 Coinbase Global, Inc., Class A* 163,137
8,900 Daiwa Securities Group, Inc. 59,658
12,609 Deutsche Bank AG, Registered Shares 172,074
1,270 Deutsche Boerse AG 261,441
2,202 EQT AB 62,644
719 Euronext NV 62,424
248 FactSet Research Systems, Inc. 118,308
2,020 Franklin Resources, Inc. 60,176
458 Futu Holdings, Ltd., ADR* 25,021
2,192 Goldman Sachs Group, Inc. (The) 845,608
3,288 Hargreaves Lansdown plc 30,632
8,000 Hong Kong Exchanges & Clearing, Ltd. 273,732
889 IGM Financial, Inc.^ 23,491
3,822 Intercontinental Exchange, Inc. 490,859
3,400 Japan Exchange Group, Inc. 71,746
1,414 Julius Baer Group, Ltd. 79,476
3,729 KKR & Co., Inc. 308,948
2,774 London Stock Exchange Group plc 327,862
529 LPL Financial Holdings, Inc. 120,411
2,361 Macquarie Group, Ltd. 294,181
220 MarketAxess Holdings, Inc. 64,427
1,108 Moody's Corp. 432,740
8,069 Morgan Stanley 752,434
515 MSCI, Inc. 291,310
2,126 Nasdaq, Inc. 123,606
18,400 Nomura Holdings, Inc. 82,949
1,377 Northern Trust Corp. 116,191
397 Onex Corp. 27,726
143 Partners Group Holding AG 206,807
1,270 Raymond James Financial, Inc. 141,605
2,134 S&P Global, Inc. 940,070
1,400 SBI Holdings, Inc. 31,406
6,758 Schroders plc 36,881
757 SEI Investments Co. 48,107
3,200 Singapore Exchange, Ltd. 23,793
3,801 St James's Place plc 33,003
2,127 State Street Corp. 164,757
1,528 T. Rowe Price Group, Inc. 164,550
1,625 TMX Group, Ltd. 39,310
669 Tradeweb Markets, Inc., Class A 60,799
Shares Value
Common Stocks, continued
Capital Markets, continued
21,788 UBS Group AG $ 676,910
12,486,878
Chemicals (2.0%):
3,400 Air Liquide SA 661,317
1,454 Air Products and Chemicals, Inc. 398,105
1,253 Akzo Nobel NV 103,516
772 Albemarle Corp. 111,539
413 Arkema SA 46,973
9,200 Asahi Kasei Corp. 68,086
5,985 BASF SE 322,238
692 Celanese Corp. 107,516
1,213 CF Industries Holdings, Inc. 96,434
801 Chr Hansen Holding A/S 67,161
2,080 Clariant AG, Registered Shares 30,798
4,501 Corteva, Inc. 215,688
1,415 Covestro AG* 82,292
763 Croda International plc 49,023
4,685 Dow, Inc. 256,925
1,181 DSM-Firmenich AG 120,229
3,099 DuPont de Nemours, Inc. 238,406
795 Eastman Chemical Co. 71,407
1,670 Ecolab, Inc. 331,245
62 EMS-Chemie Holding AG 50,233
988 Evonik Industries AG 20,170
949 FMC Corp. 59,834
61 Givaudan SA, Registered Shares 253,838
6,835 ICL Group, Ltd. 34,520
1,704 International Flavors & Fragrances, Inc. 137,973
1,200 JSR Corp.^ 34,192
3,216 Linde plc 1,320,843
1,784 LyondellBasell Industries NV, Class A 169,623
8,000 Mitsubishi Chemical Group Corp. 48,892
1,000 Mitsui Chemicals, Inc. 29,577
2,249 Mosaic Co. (The) 80,357
6,600 Nippon Paint Holdings Co., Ltd. 53,195
1,100 Nippon Sanso Holdings Corp. 29,338
800 Nissan Chemical Corp. 31,149
1,000 Nitto Denko Corp. 74,566
1,204 Novozymes A/S, B Shares 66,304
3,278 Nutrien, Ltd.^ 184,695
824 OCI NV 23,952
2,876 Orica, Ltd. 31,152
1,571 PPG Industries, Inc. 234,943
942 RPM International, Inc. 105,155
1,614 Sherwin-Williams Co. (The) 503,407
11,800 Shin-Etsu Chemical Co., Ltd. 493,147
1,023 Sika AG, Registered Shares 334,348
7,200 Sumitomo Chemical Co., Ltd. 17,541
456 Syensqo SA* 47,444
798 Symrise AG 87,762
9,200 Toray Industries, Inc. 47,893
1,200 Tosoh Corp. 15,296
1,137 Umicore SA 31,244
301 Westlake Corp. 42,128
1,092 Yara International ASA 38,818
8,112,427
Commercial Services & Supplies (0.6%):
8,487 Brambles, Ltd. 78,565

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
December 31, 2023
7
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Commercial Services & Supplies, continued
592 Cintas Corp. $ 356,775
5,575 Copart, Inc.* 273,175
1,800 Dai Nippon Printing Co., Ltd. 53,121
2,947 Element Fleet Management Corp. 47,956
1,558 GFL Environmental, Inc. 53,752
1,016 RB Global, Inc. 67,997
16,211 Rentokil Initial plc 92,050
1,424 Republic Services, Inc. 234,832
1,446 Rollins, Inc. 63,147
1,500 Secom Co., Ltd. 107,838
2,676 Securitas AB, Class B 26,269
1,600 TOPPAN Holdings, Inc. 44,523
1,611 Veralto Corp. 132,521
1,757 Waste Connections, Inc. ADR 262,267
2,631 Waste Management, Inc. 471,212
2,366,000
Communications Equipment (0.6%):
1,757 Arista Networks, Inc.* 413,791
26,525 Cisco Systems, Inc. 1,340,043
438 F5, Inc.* 78,393
2,336 Juniper Networks, Inc. 68,865
1,121 Motorola Solutions, Inc. 350,974
32,835 Nokia Oyj 112,793
18,166 Telefonaktiebolaget LM Ericsson, Class B 114,842
2,479,701
Construction & Engineering (0.3%):
1,275 ACS Actividades de Construccion y Servicios SA 56,587
779 AECOM 72,003
977 Bouygues SA 36,887
559 Eiffage SA 59,995
3,697 Ferrovial SE 134,942
2,700 Kajima Corp. 44,969
4,900 Obayashi Corp. 42,312
913 Quanta Services, Inc. 197,025
2,600 Shimizu Corp. 17,278
1,831 Skanska AB, Class B 33,138
772 Stantec, Inc. 61,986
1,100 Taisei Corp. 37,568
3,366 Vinci SA 422,690
876 WSP Global, Inc. 122,808
1,340,188
Construction Materials (0.3%):
4,575 CRH plc 315,212
993 Heidelberg Materials AG 88,711
3,563 Holcim AG 279,877
2,772 James Hardie Industries plc, Series CDI* 106,971
404 Martin Marietta Materials, Inc. 201,560
878 Vulcan Materials Co. 199,315
1,191,646
Consumer Finance (0.4%):
1,862 Ally Financial, Inc. 65,021
4,138 American Express Co. 775,213
2,456 Capital One Financial Corp. 322,031
1,639 Discover Financial Services 184,223
1 Isracard, Ltd. 2
Shares Value
Common Stocks, continued
Consumer Finance, continued
2,983 Synchrony Financial $ 113,921
1,460,411
Consumer Staples Distribution & Retail (1.7%):
4,900 Aeon Co., Ltd. 109,339
2,104 Albertsons Cos., Inc., Class A 48,392
5,268 Alimentation Couche-Tard, Inc. 310,259
3,488 Carrefour SA 63,829
8,877 Coles Group, Ltd. 97,244
2,907 Costco Wholesale Corp. 1,918,853
1,421 Dollar General Corp. 193,185
1,333 Dollar Tree, Inc.* 189,353
787 Empire Co., Ltd. 20,820
11,695 Endeavour Group, Ltd. 41,438
356 George Weston, Ltd. 44,201
1,243 HelloFresh SE* 19,686
9,589 J Sainsbury plc 36,900
1,662 Jeronimo Martins SGPS SA 42,253
1,609 Kesko Oyj, Class B 31,884
1,000 Kobe Bussan Co., Ltd. 29,516
6,440 Koninklijke Ahold Delhaize NV 184,883
4,737 Kroger Co. (The) 216,528
1,010 Loblaw Cos., Ltd. 97,791
2,700 MatsukiyoCocokara & Co. 47,729
1,439 Metro, Inc. 74,497
3,324 Ocado Group plc* 31,932
4,900 Seven & i Holdings Co., Ltd. 194,092
3,272 Sysco Corp. 239,281
3,036 Target Corp. 432,387
46,196 Tesco plc 170,849
4,484 Walgreens Boots Alliance, Inc. 117,077
9,718 Walmart, Inc. 1,532,043
8,273 Woolworths Group, Ltd. 209,316
6,745,557
Containers & Packaging (0.2%):
1,733 Amcor plc 16,706
8,910 Amcor plc, ADR 85,892
532 Avery Dennison Corp. 107,549
2,167 Ball Corp. 124,646
1,000 CCL Industries, Inc. 44,977
765 Crown Holdings, Inc. 70,449
2,127 International Paper Co. 76,891
562 Packaging Corp. of America 91,555
2,350 SIG Group AG 54,105
1,807 Smurfit Kappa Group plc 71,226
1,935 Westrock Co. 80,341
824,337
Distributors (0.1%):
195 D'ieteren Group 38,139
907 Genuine Parts Co. 125,620
1,795 LKQ Corp. 85,783
263 Pool Corp. 104,861
354,403
Diversified Consumer Services (0.0%
†
):
1,753 IDP Education, Ltd. 23,848

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
December 31, 2023
8
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Diversified Consumer Services, continued
4,820 Pearson plc $ 59,173
83,021
Diversified REITs (0.1%):
18 Daiwa House REIT Investment Corp. 32,098
11,976 GPT Group (The) 37,675
28 KDX Realty Investment Corp. 31,904
4,133 Land Securities Group plc 36,987
23,270 Mirvac Group 32,950
39 Nomura Real Estate Master Fund, Inc. 45,558
15,451 Stockland 46,821
1,532 WP Carey, Inc. 99,289
363,282
Diversified Telecommunication Services (1.0%):
46,296 AT&T, Inc. 776,847
692 BCE, Inc. 27,249
41,110 BT Group plc 64,564
3,784 Cellnex Telecom SA 149,490
21,026 Deutsche Telekom AG 504,856
937 Elisa Oyj 43,447
20,000 HKT Trust & HKT, Ltd. 23,925
2,027 Infrastrutture Wireless Italiane SpA 25,671
24,798 Koninklijke KPN NV 85,356
1,489 Liberty Global, Ltd., Class C* 27,755
201,500 Nippon Telegraph & Telephone Corp. 246,045
12,743 Orange SA 144,951
717 Quebecor, Inc., Class B 17,058
50,700 Singapore Telecommunications, Ltd. 94,770
10,729 Spark New Zealand, Ltd. 35,130
158 Swisscom AG, Registered Shares 95,106
92,093 Telecom Italia SpA/Milano*^ 29,961
32,488 Telefonica SA^ 127,554
3,268 Telenor ASA 37,545
18,848 Telia Co. AB 48,095
29,855 Telstra Group, Ltd. 80,425
3,112 TELUS Corp. 55,386
27,847 Verizon Communications, Inc. 1,049,832
3,791,018
Electric Utilities (1.6%):
193 Acciona SA 28,500
1,716 Alliant Energy Corp. 88,031
3,322 American Electric Power Co., Inc. 269,813
165 BKW AG 29,372
4,300 Chubu Electric Power Co., Inc. 55,491
3,500 CK Infrastructure Holdings, Ltd. 19,447
10,000 CLP Holdings, Ltd. 82,428
2,033 Constellation Energy Corp. 237,637
4,979 Duke Energy Corp. 483,162
2,527 Edison International 180,655
20,856 EDP - Energias de Portugal SA 105,356
240 Elia Group SA/NV 30,041
1,880 Emera, Inc. 71,374
2,156 Endesa SA^ 43,951
52,092 Enel SpA 387,678
1,468 Entergy Corp. 148,547
1,333 Evergy, Inc. 69,583
2,337 Eversource Energy 144,240
6,558 Exelon Corp. 235,432
Shares Value
Common Stocks, continued
Electric Utilities, continued
3,375 FirstEnergy Corp. $ 123,727
3,321 Fortis, Inc. 136,635
3,188 Fortum Oyj 46,257
2,288 Hydro One, Ltd. 68,559
39,039 Iberdrola SA 510,488
4,800 Kansai Electric Power Co., Inc. (The) 63,579
4,873 Mercury NZ, Ltd. 20,323
13,332 NextEra Energy, Inc. 809,786
1,642 NRG Energy, Inc. 84,891
12,220 Origin Energy, Ltd. 70,511
1,339 Orsted AS 73,949
13,528 PG&E Corp. 243,910
10,000 Power Assets Holdings, Ltd. 57,895
4,738 PPL Corp. 128,400
1,850 Redeia Corp. SA 30,488
7,109 Southern Co. (The) 498,483
6,782 SSE plc 159,963
10,285 Terna - Rete Elettrica Nazionale 85,803
9,900 Tokyo Electric Power Co. Holdings, Inc.* 51,688
453 Verbund AG 42,110
3,658 Xcel Energy, Inc. 226,467
6,244,650
Electrical Equipment (0.9%):
10,629 ABB, Ltd., Registered Shares 472,483
1,495 AMETEK, Inc. 246,511
2,613 Eaton Corp. plc 629,263
3,719 Emerson Electric Co. 361,970
700 Fuji Electric Co., Ltd. 29,995
338 Hubbell, Inc. 111,178
1,784 Legrand SA 185,797
13,400 Mitsubishi Electric Corp. 189,189
2,600 NIDEC Corp. 105,969
1,722 Prysmian SpA 78,498
765 Rockwell Automation, Inc. 237,517
3,554 Schneider Electric SE 715,502
3,694 Siemens Energy AG* 48,943
2,286 Vertiv Holdings Co., Class A 109,797
6,506 Vestas Wind Systems A/S* 206,869
3,729,481
Electronic Equipment, Instruments & Components (0.8%):
3,934 Amphenol Corp., Class A 389,977
800 Azbil Corp. 26,368
900 CDW Corp. 204,588
5,261 Corning, Inc. 160,197
2,865 Halma plc 83,226
900 Hamamatsu Photonics KK 36,896
14,804 Hexagon AB, Class B 178,423
205 Hirose Electric Co., Ltd. 23,171
600 Ibiden Co., Ltd. 33,058
910 Jabil, Inc. 115,934
1,200 Keyence Corp. 526,087
1,161 Keysight Technologies, Inc.* 184,704
8,400 Kyocera Corp. 122,116
11,500 Murata Manufacturing Co., Ltd. 242,902
1,300 Omron Corp. 60,372
1,400 Shimadzu Corp. 39,018
2,400 TDK Corp. 113,786
2,089 TE Connectivity, Ltd. 293,505

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
December 31, 2023
9
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
321 Teledyne Technologies, Inc.* $ 143,259
1,612 Trimble, Inc.* 85,758
1,200 Yokogawa Electric Corp. 22,797
344 Zebra Technologies Corp.* 94,026
3,180,168
Energy Equipment & Services (0.2%):
6,881 Baker Hughes Co. 235,193
6,083 Halliburton Co. 219,900
9,201 Schlumberger NV 478,820
3,045 Tenaris SA 52,937
986,850
Entertainment (1.1%):
5,483 Bollore SE 34,331
1,200 Capcom Co., Ltd. 38,755
1,652 Electronic Arts, Inc. 226,010
780 Koei Tecmo Holdings Co., Ltd. 8,877
500 Konami Group Corp. 26,090
1,414 Liberty Media Corp.-Liberty Formula One, Class C* 89,266
1,072 Live Nation Entertainment, Inc.* 100,339
2,929 Netflix, Inc.* 1,426,072
2,500 Nexon Co., Ltd. 45,409
7,100 Nintendo Co., Ltd. 371,071
2,750 ROBLOX Corp., Class A* 125,730
924 Roku, Inc.* 84,694
2,662 Sea, Ltd., ADR* 107,811
400 Square Enix Holdings Co., Ltd. 14,336
1,076 Take-Two Interactive Software, Inc.* 173,182
600 Toho Co., Ltd. 20,261
4,901 Universal Music Group NV 139,935
11,928 Walt Disney Co. (The) 1,076,979
15,780 Warner Bros Discovery, Inc.* 179,576
4,288,724
Financial Services (2.9%):
148 Adyen NV* 190,763
2,599 Apollo Global Management, Inc. 242,201
8,565 Berkshire Hathaway, Inc., Class B* 3,054,793
3,496 Block, Inc.* 270,416
1,792 Edenred SE 107,583
2,167 Equitable Holdings, Inc. 72,161
158 Eurazeo SE 12,561
740 EXOR NV 74,176
3,775 Fidelity National Information Services, Inc. 226,764
3,960 Fiserv, Inc.* 526,046
467 FleetCor Technologies, Inc.* 131,979
1,654 Global Payments, Inc. 210,058
576 Groupe Bruxelles Lambert NV 45,390
885 Industrivarden AB, Class A 28,926
840 Industrivarden AB, Class C 27,402
11,495 Investor AB, Class B 266,892
426 Jack Henry & Associates, Inc. 69,613
418 L E Lundbergforetagen AB, Class B 22,730
15,826 M&G plc 44,731
5,537 Mastercard, Inc., Class A 2,361,586
4,100 Mitsubishi HC Capital, Inc. 27,497
4,062 Nexi SpA* 33,300
7,500 ORIX Corp. 140,546
6,820 PayPal Holdings, Inc.* 418,816
Shares Value
Common Stocks, continued
Financial Services, continued
142 Sofina SA $ 35,334
1,929 Toast, Inc., Class A* 35,224
10,525 Visa, Inc., Class A 2,740,184
1,889 Washington H Soul Pattinson & Co., Ltd. 42,151
4,104 Wise plc, Class A* 45,553
1,617 Worldline SA* 28,080
11,533,456
Food Products (1.4%):
2,800 Ajinomoto Co., Inc. 108,224
3,439 Archer-Daniels-Midland Co. 248,365
2,448 Associated British Foods plc 73,778
23 Barry Callebaut AG, Registered Shares 38,882
1,034 Bunge Global SA 104,382
1,385 Campbell Soup Co. 59,874
1 Chocoladefabriken Lindt & Spruengli AG 121,310
5 Chocoladefabriken Lindt & Spruengli AG, Class PC 60,075
3,086 Conagra Brands, Inc. 88,445
4,278 Danone SA 277,439
1,198 Darling Ingredients, Inc.* 59,708
3,890 General Mills, Inc. 253,395
1,030 Hershey Co. (The) 192,033
2,218 Hormel Foods Corp. 71,220
476 JDE Peet's NV 12,814
678 JM Smucker Co. (The) 85,686
1,968 Kellanova 110,031
1,071 Kerry Group plc, Class A 92,875
900 Kikkoman Corp. 54,958
5,513 Kraft Heinz Co. (The) 203,871
883 Lamb Weston Holdings, Inc. 95,443
1,749 McCormick & Co., Inc. 119,667
1,600 MEIJI Holdings Co., Ltd. 37,948
9,040 Mondelez International, Inc., Class A 654,767
3,271 Mowi ASA 58,587
17,823 Nestle SA, Registered Shares 2,063,401
900 Nissin Foods Holdings Co., Ltd. 31,387
5,748 Orkla ASA 44,584
461 Salmar ASA 25,814
2,279 Saputo, Inc. 46,151
1,811 Tyson Foods, Inc., Class A 97,341
68,033 WH Group, Ltd. 43,884
10,600 Wilmar International, Ltd. 28,612
1,800 Yakult Honsha Co., Ltd. 40,370
5,705,321
Gas Utilities (0.1%):
1,573 AltaGas, Ltd. 33,030
8,525 APA Group 49,503
960 Atmos Energy Corp. 111,264
595 Enagas SA 10,037
83,117 Hong Kong & China Gas Co., Ltd. 63,943
985 Naturgy Energy Group SA^ 29,371
2,200 Osaka Gas Co., Ltd. 45,924
14,344 Snam SpA 73,820
2,500 Tokyo Gas Co., Ltd. 57,319
474,211
Ground Transportation (1.2%):
11,052 Aurizon Holdings, Ltd. 28,538
3,736 Canadian National Railway Co. 469,644

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
December 31, 2023
10
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Ground Transportation, continued
6,265 Canadian Pacific Kansas City, Ltd. $ 495,753
4,500 Central Japan Railway Co. 114,115
12,993 CSX Corp. 450,467
1,900 East Japan Railway Co. 109,319
8,772 Grab Holdings, Ltd.* 29,562
1,400 Hankyu Hanshin Holdings, Inc. 44,507
549 JB Hunt Transport Services, Inc. 109,657
900 Keisei Electric Railway Co., Ltd. 42,359
1,000 Kintetsu Group Holdings Co., Ltd. 31,662
1,052 Knight-Swift Transportation Holdings, Inc. 60,648
10,500 MTR Corp., Ltd. 40,939
1,479 Norfolk Southern Corp. 349,606
2,700 Odakyu Electric Railway Co., Ltd. 41,105
636 Old Dominion Freight Line, Inc. 257,790
527 TFI International, Inc. 71,693
1,000 Tobu Railway Co., Ltd. 26,794
2,900 Tokyu Corp. 35,340
12,057 Uber Technologies, Inc.* 742,349
612 U-Haul Holding Co. 43,109
4,030 Union Pacific Corp. 989,849
1,500 West Japan Railway Co. 62,474
4,647,279
Health Care Equipment & Supplies (2.2%):
11,430 Abbott Laboratories 1,258,100
3,208 Alcon, Inc. 251,378
494 Align Technology, Inc.* 135,356
1,400 Asahi Intecc Co., Ltd. 28,385
3,137 Baxter International, Inc. 121,276
1,913 Becton Dickinson & Co. 466,447
245 BioMerieux 27,290
9,650 Boston Scientific Corp.* 557,867
157 Carl Zeiss Meditec AG, Class BR 17,131
451 Cochlear, Ltd. 91,617
764 Coloplast A/S, Class B 87,362
340 Cooper Cos., Inc. (The) 128,670
522 Demant A/S* 22,952
2,538 Dexcom, Inc.* 314,940
233 DiaSorin SpA 24,025
4,126 Edwards Lifesciences Corp.* 314,608
1,960 EssilorLuxottica SA 393,899
4,138 Fisher & Paykel Healthcare Corp., Ltd. 61,748
2,722 GE HealthCare Technologies, Inc. 210,465
1,920 Getinge AB, B Shares 42,841
1,511 Hologic, Inc.* 107,961
2,400 Hoya Corp. 298,528
534 IDEXX Laboratories, Inc.* 296,397
499 Insulet Corp.* 108,273
2,312 Intuitive Surgical, Inc.* 779,976
5,269 Koninklijke Philips NV* 123,037
8,733 Medtronic plc 719,425
8,700 Olympus Corp. 125,572
943 ResMed, Inc. 162,215
1,749 Siemens Healthineers AG 101,622
5,148 Smith & Nephew plc 70,460
322 Sonova Holding AG 105,328
694 STERIS plc 152,576
732 Straumann Holding AG, Class R 118,453
2,244 Stryker Corp. 671,988
1,100 Sysmex Corp. 61,131
Shares Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
274 Teleflex, Inc. $ 68,319
4,200 Terumo Corp. 137,072
1,350 Zimmer Biomet Holdings, Inc. 164,295
8,928,985
Health Care Providers & Services (2.0%):
845 Amplifon SpA 29,321
1,551 Cardinal Health, Inc. 156,341
1,106 Cencora, Inc. 227,150
3,612 Centene Corp.* 268,047
1,951 Cigna Group (The) 584,227
8,541 CVS Health Corp. 674,397
457 DaVita, Inc.* 47,875
1,535 Elevance Health, Inc. 723,845
1,484 Fresenius Medical Care AG 62,047
2,714 Fresenius SE & Co. KGaA 84,228
1,344 HCA Healthcare, Inc. 363,794
997 Henry Schein, Inc.* 75,483
832 Humana, Inc. 380,898
553 Laboratory Corp. of America Holdings 125,691
868 McKesson Corp. 401,867
384 Molina Healthcare, Inc.* 138,743
755 Quest Diagnostics, Inc. 104,099
1,328 Ramsay Health Care, Ltd. 47,479
3,322 Sonic Healthcare, Ltd. 72,505
6,081 UnitedHealth Group, Inc. 3,201,464
372 Universal Health Services, Inc., Class B 56,708
7,826,209
Health Care REITs (0.1%):
3,203 Healthpeak Properties, Inc. 63,420
2,556 Ventas, Inc. 127,391
3,372 Welltower, Inc. 304,053
494,864
Health Care Technology (0.1%):
3,600 M3, Inc. 59,294
965 Veeva Systems, Inc., Class A* 185,782
245,076
Hotel & Resort REITs (0.0%
†
):
4,256 Host Hotels & Resorts, Inc. 82,864
Hotels, Restaurants & Leisure (2.0%):
1,023 Accor SA 39,124
2,698 Airbnb, Inc., Class A* 367,306
3,146 Amadeus IT Group SA 225,601
3,958 Aristocrat Leisure, Ltd. 109,716
232 Booking Holdings, Inc.* 822,955
1,314 Caesars Entertainment, Inc.* 61,600
6,824 Carnival Corp.* 126,517
185 Chipotle Mexican Grill, Inc.* 423,088
11,647 Compass Group plc 318,192
761 Darden Restaurants, Inc. 125,032
1,331 Delivery Hero SE* 36,748
211 Domino's Pizza, Inc. 86,981
1,608 DoorDash, Inc., Class A* 159,015
2,894 DraftKings, Inc.* 102,013
4,276 Entain plc 54,001
1,222 Evolution AB 146,309

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
December 31, 2023
11
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
952 Expedia Group, Inc.* $ 144,504
1,140 Flutter Entertainment plc* 200,739
13,000 Galaxy Entertainment Group, Ltd. 72,663
53,300 Genting Singapore, Ltd. 40,471
1,748 Hilton Worldwide Holdings, Inc. 318,293
1,055 InterContinental Hotels Group plc 95,268
883 La Francaise des Jeux SAEM 32,049
2,239 Las Vegas Sands Corp. 110,181
14,501 Lottery Corp., Ltd. (The) 47,703
1,633 Marriott International, Inc., Class A 368,258
4,757 McDonald's Corp. 1,410,498
400 McDonald's Holdings Co. Japan, Ltd. 17,328
1,993 MGM Resorts International* 89,047
7,000 Oriental Land Co., Ltd. 260,032
1,872 Restaurant Brands International, Inc. 146,259
1,567 Royal Caribbean Cruises, Ltd.* 202,911
15,600 Sands China, Ltd.* 45,526
597 Sodexo SA 65,714
7,627 Starbucks Corp. 732,268
297 Vail Resorts, Inc. 63,401
1,279 Whitbread plc 59,406
750 Wynn Resorts, Ltd. 68,333
1,924 Yum! Brands, Inc. 251,390
8,046,440
Household Durables (0.6%):
6,179 Barratt Developments plc 44,191
658 Berkeley Group Holdings plc 39,198
2,025 D.R. Horton, Inc. 307,760
212 Garmin, Ltd. 27,250
600 Iida Group Holdings Co., Ltd. 8,958
1,662 Lennar Corp., Class A 247,704
22 NVR, Inc.* 154,010
700 Open House Group Co., Ltd. 20,690
15,700 Panasonic Holdings Corp. 153,960
2,260 Persimmon plc 39,853
1,440 PulteGroup, Inc. 148,637
256 SEB SA 31,962
2,100 Sekisui Chemical Co., Ltd. 30,207
4,500 Sekisui House, Ltd. 99,719
1,000 Sharp Corp.^ 7,111
8,400 Sony Group Corp. 796,052
19,704 Taylor Wimpey plc 36,828
2,194,090
Household Products (1.0%):
1,538 Church & Dwight Co., Inc. 145,433
885 Clorox Co. (The) 126,192
5,148 Colgate-Palmolive Co. 410,347
4,133 Essity AB, Class B 102,457
659 Henkel AG & Co. KGaA 47,264
2,194 Kimberly-Clark Corp. 266,593
15,429 Procter & Gamble Co. (The) 2,260,966
4,811 Reckitt Benckiser Group plc 331,846
3,000 Unicharm Corp. 108,395
3,799,493
Independent Power and Renewable Electricity Producers
(0.1%):
4,828 AES Corp. (The) 92,939
Shares Value
Common Stocks, continued
Independent Power and Renewable Electricity Producers,
continued
787 Brookfield Renewable Corp., Class A $ 22,655
2,038 EDP Renovaveis SA 41,952
12,972 Meridian Energy, Ltd. 45,424
2,059 Northland Power, Inc.^ 37,407
4,309 RWE AG 195,884
2,304 Vistra Corp. 88,750
525,011
Industrial Conglomerates (1.0%):
3,565 3M Co. 389,726
17,500 CK Hutchison Holdings, Ltd. 94,195
654 DCC plc 47,981
7,069 General Electric Co. 902,216
100 Hikari Tsushin, Inc. 16,537
6,200 Hitachi, Ltd. 448,146
4,362 Honeywell International, Inc. 914,755
1,007 Investment AB Latour, Class B 26,280
1,000 Jardine Cycle & Carriage, Ltd. 22,490
1,100 Jardine Matheson Holdings, Ltd. 45,279
11,400 Keppel, Ltd. 60,969
1,031 Lifco AB, Class B 25,355
4,989 Siemens AG, Registered Shares 935,661
2,548 Smiths Group plc 57,164
3,986,754
Industrial REITs (0.3%):
19,644 CapitaLand Ascendas REIT 44,992
28 GLP J-Reit 27,842
11,051 Goodman Group 189,710
21,123 Mapletree Logistics Trust 27,769
20 Nippon Prologis REIT, Inc. 38,495
6,076 Prologis, Inc. 809,931
7,464 Segro plc 83,997
1,164 Warehouses De Pauw CVA 36,538
1,259,274
Insurance (3.1%):
1,729 Admiral Group plc 59,051
12,269 Aegon, Ltd. 71,111
3,687 Aflac, Inc. 304,178
1,180 Ageas SA/NV 51,298
76,200 AIA Group, Ltd. 661,853
2,612 Allianz SE, Registered Shares+ 697,572
1,736 Allstate Corp. (The) 243,005
506 American Financial Group, Inc. 60,158
4,642 American International Group, Inc. 314,496
1,344 Aon plc, Class A 391,131
2,468 Arch Capital Group, Ltd.* 183,298
1,456 Arthur J. Gallagher & Co. 327,425
1,112 ASR Nederland NV 52,575
6,929 Assicurazioni Generali SpA 146,149
407 Assurant, Inc. 68,575
16,693 Aviva plc 92,313
12,017 AXA SA 392,217
296 Baloise Holding AG, Registered Shares 46,419
1,549 Brown & Brown, Inc. 110,149
2,696 Chubb, Ltd. 609,296
1,005 Cincinnati Financial Corp. 103,977
6,600 Dai-ichi Life Holdings, Inc. 140,140

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
December 31, 2023
12
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Insurance, continued
141 Erie Indemnity Co., Class A $ 47,224
281 Everest Group, Ltd. 99,356
135 Fairfax Financial Holdings, Ltd. 124,567
1,917 Fidelity National Financial, Inc. 97,805
1,848 Gjensidige Forsikring ASA 34,100
676 Globe Life, Inc. 82,283
1,806 Great-West Lifeco, Inc. 59,787
437 Hannover Rueck SE 104,400
2,083 Hartford Financial Services Group, Inc. (The) 167,432
679 iA Financial Corp., Inc. 46,293
16,630 Insurance Australia Group, Ltd. 64,057
1,131 Intact Financial Corp. 174,025
13,100 Japan Post Holdings Co., Ltd. 116,927
1,700 Japan Post Insurance Co., Ltd. 30,187
41,596 Legal & General Group plc 132,619
1,269 Loews Corp. 88,310
12,117 Manulife Financial Corp. 267,783
77 Markel Group, Inc.* 109,332
3,249 Marsh & McLennan Cos., Inc. 615,588
17,323 Medibank Pvt, Ltd. 41,971
4,057 MetLife, Inc. 268,289
2,600 MS&AD Insurance Group Holdings, Inc. 102,051
902 Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen, Class R 373,465
1,547 NN Group NV 61,192
6,201 Phoenix Group Holdings plc 42,112
2,955 Poste Italiane SpA 33,522
3,531 Power Corp. of Canada 100,981
1,625 Principal Financial Group, Inc. 127,839
3,860 Progressive Corp. (The) 614,821
2,345 Prudential Financial, Inc. 243,200
18,547 Prudential plc 208,746
10,666 QBE Insurance Group, Ltd. 107,530
3,193 Sampo Oyj, A Shares 139,717
1,800 Sompo Holdings, Inc. 87,907
3,718 Sun Life Financial, Inc. 192,845
9,098 Suncorp Group, Ltd. 85,643
211 Swiss Life Holding AG 146,730
2,057 Swiss Re AG 231,425
3,200 T&D Holdings, Inc. 50,792
11,800 Tokio Marine Holdings, Inc. 294,633
1,538 Travelers Cos., Inc. (The) 292,974
2,488 Tryg A/S 54,122
1,270 W R Berkley Corp. 89,814
696 Willis Towers Watson plc 167,875
971 Zurich Insurance Group AG 507,798
12,256,455
Interactive Media & Services (4.0%):
1,569 Adevinta ASA* 17,356
38,949 Alphabet, Inc., Class A* 5,440,786
34,253 Alphabet, Inc., Class C* 4,827,275
6,294 Auto Trader Group plc 57,782
2,390 CAR Group, Ltd. 50,593
19,800 LY Corp. 70,016
1,762 Match Group, Inc.* 64,313
14,589 Meta Platforms, Inc., Class A* 5,163,922
3,899 Pinterest, Inc., Class A* 144,419
296 REA Group, Ltd.^ 36,418
483 Scout24 SE 34,168
Shares Value
Common Stocks, continued
Interactive Media & Services, continued
2,004 SEEK, Ltd. $ 36,352
6,600 Snap, Inc., Class A* 111,738
16,055,138
IT Services (1.5%):
4,101 Accenture plc, Class A 1,439,082
1,051 Akamai Technologies, Inc.* 124,386
589 Bechtle AG 29,508
1,038 Capgemini SE 217,114
1,371 CGI, Inc.* 146,889
1,927 Cloudflare, Inc., Class A* 160,442
3,376 Cognizant Technology Solutions Corp., Class A 254,989
352 EPAM Systems, Inc.* 104,664
1,100 Fujitsu, Ltd. 166,086
526 Gartner, Inc.* 237,284
938 GoDaddy, Inc., Class A* 99,578
5,936 International Business Machines Corp. 970,833
472 MongoDB, Inc.* 192,977
1,800 NEC Corp. 106,231
2,520 Nomura Research Institute, Ltd. 73,029
4,600 NTT Data Group Corp. 64,973
400 Obic Co., Ltd. 68,699
958 Okta, Inc.* 86,728
500 Otsuka Corp. 20,566
900 SCSK Corp. 17,821
7,971 Shopify, Inc., Class A* 620,642
1,688 Snowflake, Inc., Class A* 335,912
1,600 TIS, Inc. 35,190
1,063 Twilio, Inc., Class A* 80,650
613 VeriSign, Inc.* 126,253
301 Wix.com, Ltd.* 37,029
5,817,555
Leisure Products (0.1%):
4,200 Bandai Namco Holdings, Inc. 83,977
298 BRP, Inc.^ 21,327
961 Hasbro, Inc. 49,069
400 Shimano, Inc. 61,756
1,200 Yamaha Corp. 27,666
243,795
Life Sciences Tools & Services (1.1%):
1,891 Agilent Technologies, Inc. 262,906
4,273 Avantor, Inc.* 97,553
260 Bachem Holding AG 20,149
171 Bio-Rad Laboratories, Inc., Class A* 55,214
972 Bio-Techne Corp. 74,999
306 Charles River Laboratories International, Inc.* 72,338
4,569 Danaher Corp. 1,056,992
1,012 Eurofins Scientific SE 66,204
1,057 Illumina, Inc.* 147,177
1,197 IQVIA Holdings, Inc.* 276,962
498 Lonza Group AG, Registered Shares 209,579
137 Mettler-Toledo International, Inc.* 166,176
1,659 QIAGEN NV* 72,171
394 Repligen Corp.* 70,841
892 Revvity, Inc. 97,504
206 Sartorius Stedim Biotech 54,707
2,520 Thermo Fisher Scientific, Inc. 1,337,591
380 Waters Corp.* 125,107

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
December 31, 2023
13
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Life Sciences Tools & Services, continued
497 West Pharmaceutical Services, Inc. $ 175,004
4,439,174
Machinery (2.1%):
2,154 Alfa Laval AB 86,458
1,792 Alstom SA^ 24,127
17,384 Atlas Copco AB, Class A 299,452
9,677 Atlas Copco AB, Class B 143,509
3,330 Caterpillar, Inc. 984,581
6,392 CNH Industrial NV 78,299
969 Cummins, Inc. 232,143
2,100 Daifuku Co., Ltd. 42,322
3,580 Daimler Truck Holding AG 134,420
1,815 Deere & Co. 725,764
893 Dover Corp. 137,352
4,031 Epiroc AB, Class A 80,908
2,340 Epiroc AB, Class B 40,962
6,300 FANUC Corp. 185,357
2,359 Fortive Corp. 173,693
952 GEA Group AG 39,617
1,041 Graco, Inc. 90,317
800 Hitachi Construction Machinery Co., Ltd. 21,126
600 Hoshizaki Corp. 21,908
2,525 Husqvarna AB, B Shares 20,821
495 IDEX Corp. 107,469
2,005 Illinois Tool Works, Inc. 525,190
2,137 Indutrade AB 55,778
2,709 Ingersoll Rand, Inc. 209,514
395 Knorr-Bremse AG 25,620
6,300 Komatsu, Ltd. 164,151
2,391 Kone Oyj, Class B 119,635
7,100 Kubota Corp. 106,564
1,500 Makita Corp. 41,257
5,113 Metso Oyj 51,808
2,300 MINEBEA MITSUMI, Inc. 47,061
1,800 MISUMI Group, Inc. 30,362
2,300 Mitsubishi Heavy Industries, Ltd. 133,851
329 Nordson Corp. 86,909
2,812 Otis Worldwide Corp. 251,590
3,454 PACCAR, Inc. 337,283
844 Parker-Hannifin Corp. 388,831
1,194 Pentair plc 86,816
32 Rational AG 24,719
7,213 Sandvik AB 156,172
275 Schindler Holding AG, Series PC 68,843
187 Schindler Holding AG, Registered Shares 44,407
217,569 Seatrium, Ltd.* 19,428
2,448 SKF AB, B Shares 48,923
300 SMC Corp. 160,454
319 Snap-on, Inc. 92,140
556 Spirax-Sarco Engineering plc 74,257
920 Stanley Black & Decker, Inc. 90,253
10,500 Techtronic Industries Co., Ltd. 125,592
600 Toro Co. (The) 57,594
800 Toyota Industries Corp. 64,965
179 VAT Group AG 89,855
863 Volvo AB, Class A 22,863
10,117 Volvo AB, Class B 263,094
2,720 Wartsila Oyj Abp 39,614
1,184 Westinghouse Air Brake Technologies Corp. 150,250
Shares Value
Common Stocks, continued
Machinery, continued
1,515 Xylem, Inc. $ 173,255
1,600 Yaskawa Electric Corp. 66,506
8,166,009
Marine Transportation (0.1%):
20 AP Moller - Maersk A/S, Class A 35,482
39 AP Moller - Maersk A/S, Class B 70,114
343 Kuehne + Nagel International AG, Class R 118,274
2,700 Mitsui OSK Lines, Ltd. 86,623
3,600 Nippon Yusen KK 111,587
12,000 SITC International Holdings Co., Ltd. 20,689
442,769
Media (0.6%):
618 Charter Communications, Inc., Class A* 240,204
27,180 Comcast Corp., Class A 1,191,843
1,300 Dentsu Group, Inc. 33,262
1,721 Fox Corp., Class A 51,062
968 Fox Corp., Class B 26,765
8,843 Informa plc 87,775
2,288 Interpublic Group of Cos., Inc. (The) 74,680
739 Liberty Broadband Corp., Class C* 59,556
1,069 Liberty Media Corp.-Liberty SiriusXM, Class C* 30,766
2,491 News Corp., Class A 61,154
1,360 Omnicom Group, Inc. 117,654
3,327 Paramount Global, Class B 49,206
1,441 Publicis Groupe SA 133,987
6,283 Sirius XM Holdings, Inc.^ 34,368
2,895 Trade Desk, Inc. (The), Class A* 208,324
3,675 Vivendi SE 39,353
7,540 WPP plc 71,662
2,511,621
Metals & Mining (1.5%):
3,422 Agnico Eagle Mines, Ltd. 187,643
8,676 Anglo American plc 217,667
2,646 Antofagasta plc 56,591
3,710 ArcelorMittal SA 105,199
11,672 Barrick Gold Corp. 210,905
33,110 BHP Group, Ltd. 1,134,781
2,969 BlueScope Steel, Ltd. 47,240
2,098 Boliden AB 65,476
3,016 Cleveland-Cliffs, Inc.* 61,587
4,279 First Quantum Minerals, Ltd. 35,042
10,986 Fortescue, Ltd. 217,258
1,285 Franco-Nevada Corp. 142,350
9,233 Freeport-McMoRan, Inc. 393,049
69,512 Glencore plc 416,939
5,091 IGO, Ltd. 31,226
4,254 Ivanhoe Mines, Ltd.* 41,259
3,100 JFE Holdings, Inc. 47,930
7,700 Kinross Gold Corp. 46,610
4,089 Lundin Mining Corp. 33,455
958 Mineral Resources, Ltd. 45,497
7,770 Newmont Corp. 321,600
5,300 Nippon Steel Corp. 121,125
10,117 Norsk Hydro ASA 68,085
8,015 Northern Star Resources, Ltd. 74,959
1,681 Nucor Corp. 292,561
1,988 Pan American Silver Corp. 32,456

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
December 31, 2023
14
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Metals & Mining, continued
18,950 Pilbara Minerals, Ltd. $ 50,773
382 Reliance Steel & Aluminum Co. 106,838
7,308 Rio Tinto plc 542,646
2,398 Rio Tinto, Ltd. 220,950
33,578 South32, Ltd. 76,279
986 Steel Dynamics, Inc. 116,447
1,800 Sumitomo Metal Mining Co., Ltd. 54,015
2,960 Teck Resources, Ltd., Class B 125,134
573 voestalpine AG 18,073
3,194 Wheaton Precious Metals Corp. 157,591
5,917,236
Mortgage Real Estate Investment Trusts (REITs) (0.0%
†
):
3,240 Annaly Capital Management, Inc. 62,759
Multi-Utilities (0.7%):
5,519 Algonquin Power & Utilities Corp.^ 34,824
1,839 Ameren Corp. 133,033
993 Canadian Utilities, Ltd., Class A 23,901
3,884 CenterPoint Energy, Inc. 110,966
31,540 Centrica plc 56,421
1,930 CMS Energy Corp. 112,075
2,191 Consolidated Edison, Inc. 199,315
5,375 Dominion Energy, Inc. 252,625
1,413 DTE Energy Co. 155,797
15,108 E.ON SE 202,648
12,131 Engie SA 213,285
24,725 National Grid plc 333,781
2,789 NiSource, Inc. 74,048
3,393 Public Service Enterprise Group, Inc. 207,482
4,118 Sempra 307,738
4,592 Veolia Environnement SA 145,020
2,188 WEC Energy Group, Inc. 184,164
2,747,123
Office REITs (0.1%):
1,079 Alexandria Real Estate Equities, Inc. 136,785
861 Boston Properties, Inc. 60,416
316 Covivio SA 17,077
6,489 Dexus 33,778
236 Gecina SA 28,817
7 Japan Real Estate Investment Corp. 28,960
10 Nippon Building Fund, Inc. 43,264
349,097
Oil, Gas & Consumable Fuels (4.2%):
1,797 Aker BP ASA 52,248
1,369 Ampol, Ltd. 33,660
2,297 APA Corp. 82,416
3,848 ARC Resources, Ltd. 57,129
110,271 BP plc 651,523
2,904 Cameco Corp. 125,221
7,116 Canadian Natural Resources, Ltd. 466,254
8,812 Cenovus Energy, Inc. 146,856
1,600 Cheniere Energy, Inc. 273,136
767 Chesapeake Energy Corp. 59,013
11,931 Chevron Corp. 1,779,628
7,851 ConocoPhillips 911,266
5,070 Coterra Energy, Inc. 129,386
4,296 Devon Energy Corp. 194,609
Shares Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
1,148 Diamondback Energy, Inc. $ 178,032
13,710 Enbridge, Inc. 493,597
22,150 ENEOS Holdings, Inc. 87,707
15,826 Eni SpA 268,587
3,768 EOG Resources, Inc. 455,740
2,174 EQT Corp. 84,047
5,860 Equinor ASA 185,721
26,229 Exxon Mobil Corp. 2,622,375
3,214 Galp Energia SGPS SA 47,272
1,885 Hess Corp. 271,742
891 HF Sinclair Corp. 49,513
7,410 Idemitsu Kosan Co., Ltd. 40,364
1,308 Imperial Oil, Ltd. 74,517
6,200 Inpex Corp. 83,579
1,180 Keyera Corp. 28,527
13,651 Kinder Morgan, Inc. 240,804
4,175 Marathon Oil Corp. 100,868
2,669 Marathon Petroleum Corp. 395,973
2,999 Neste Oyj 106,537
4,293 Occidental Petroleum Corp. 256,335
981 OMV AG 43,119
3,710 ONEOK, Inc. 260,516
1,492 Ovintiv, Inc. 65,529
697 Parkland Corp. 22,469
3,603 Pembina Pipeline Corp. 124,061
2,882 Phillips 66 383,709
1,505 Pioneer Natural Resources Co. 338,444
8,763 Repsol SA 129,943
20,801 Santos, Ltd. 108,602
43,562 Shell plc 1,415,022
8,844 Suncor Energy, Inc. 283,363
1,413 Targa Resources Corp. 122,747
6,882 TC Energy Corp.^ 268,860
37 Texas Pacific Land Corp. 58,181
15,056 TotalEnergies SE 1,022,593
2,246 Tourmaline Oil Corp. 101,018
2,263 Valero Energy Corp. 294,190
8,278 Williams Cos., Inc. (The) 288,323
275 Woodside Energy Group, Ltd. 5,824
11,913 Woodside Energy Group, Ltd. London 252,149
16,622,844
Paper & Forest Products (0.1%):
734 Holmen AB, B Shares 31,059
3,443 Mondi plc 67,301
3,900 Oji Holdings Corp. 14,993
4,244 Stora Enso Oyj, Class R 58,699
4,358 Svenska Cellulosa AB SCA, Class B 65,323
3,253 UPM-Kymmene Oyj 122,347
391 West Fraser Timber Co., Ltd. 33,454
393,176
Passenger Airlines (0.1%):
990 Air Canada* 13,966
1,000 ANA Holdings, Inc.* 21,673
962 Delta Air Lines, Inc. 38,701
4,680 Deutsche Lufthansa AG, Registered Shares* 41,589
1,000 Japan Airlines Co., Ltd. 19,699
5,489 Qantas Airways, Ltd.* 20,007
8,850 Singapore Airlines, Ltd. 43,872

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
December 31, 2023
15
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Passenger Airlines, continued
710 Southwest Airlines Co. $ 20,505
220,012
Personal Care Products (0.6%):
707 Beiersdorf AG 105,915
1,481 Estee Lauder Cos., Inc. (The) 216,596
34,483 Haleon plc 141,152
2,900 Kao Corp. 119,191
10,540 Kenvue, Inc. 226,926
100 Kose Corp. 7,476
1,578 L'Oreal SA 784,485
2,800 Shiseido Co., Ltd. 84,306
16,391 Unilever plc 792,908
2,478,955
Pharmaceuticals (4.9%):
11,300 Astellas Pharma, Inc. 135,507
10,243 AstraZeneca plc 1,379,296
6,144 Bayer AG, Registered Shares 228,058
13,517 Bristol-Myers Squibb Co. 693,557
1,386 Catalent, Inc.* 62,273
4,600 Chugai Pharmaceutical Co., Ltd. 174,439
12,300 Daiichi Sankyo Co., Ltd. 340,566
1,700 Eisai Co., Ltd. 85,074
5,305 Eli Lilly & Co. 3,092,391
26,335 GSK plc 486,348
1,106 Hikma Pharmaceuticals plc 25,200
283 Ipsen SA 33,772
415 Jazz Pharmaceuticals plc* 51,045
15,822 Johnson & Johnson 2,479,940
1,400 Kyowa Kirin Co., Ltd. 23,550
16,729 Merck & Co., Inc. 1,823,795
873 Merck KGaA 138,839
13,457 Novartis AG, Registered Shares 1,359,151
21,424 Novo Nordisk A/S, Class B 2,216,382
2,500 Ono Pharmaceutical Co., Ltd. 44,660
612 Orion Oyj, Class B 26,532
2,900 Otsuka Holdings Co., Ltd. 108,555
36,814 Pfizer, Inc. 1,059,875
582 Recordati Industria Chimica e Farmaceutica SpA 31,428
4,616 Roche Holding AG 1,338,263
187 Roche Holding AG Class BR, Class BR 58,143
2,369 Royalty Pharma plc, Class A 66,545
2,809 Sandoz Group AG* 90,640
7,347 Sanofi SA 728,294
1,600 Shionogi & Co., Ltd. 77,044
10,350 Takeda Pharmaceutical Co., Ltd. 297,163
8,695 Teva Pharmaceutical Industries, Ltd., ADR* 90,776
950 UCB SA 82,724
7,608 Viatris, Inc. 82,395
2,992 Zoetis, Inc. 590,531
19,602,751
Professional Services (1.1%):
981 Adecco Group AG 48,291
2,730 Automatic Data Processing, Inc. 636,008
1,000 BayCurrent Consulting, Inc. 34,962
814 Booz Allen Hamilton Holding Corp. 104,119
793 Broadridge Financial Solutions, Inc. 163,160
1,956 Bureau Veritas SA 49,429
Shares Value
Common Stocks, continued
Professional Services, continued
1,003 Ceridian HCM Holding, Inc.* $ 67,321
3,893 Computershare, Ltd. 64,666
835 Equifax, Inc. 206,487
6,100 Experian plc 248,538
886 Intertek Group plc 47,833
860 Jacobs Solutions, Inc. 111,628
798 Leidos Holdings, Inc. 86,376
2,092 Paychex, Inc. 249,178
353 Paycom Software, Inc. 72,972
310 Paylocity Holding Corp.* 51,103
647 Randstad NV 40,548
9,300 Recruit Holdings Co., Ltd. 397,104
12,578 RELX plc 498,751
825 Robert Half, Inc. 72,534
961 SGS SA, Registered Shares 83,021
1,465 SS&C Technologies Holdings, Inc. 89,526
405 Teleperformance SE 59,188
1,055 Thomson Reuters Corp. 154,265
1,266 TransUnion 86,987
961 Verisk Analytics, Inc. 229,544
1,696 Wolters Kluwer NV 240,977
4,194,516
Real Estate Management & Development (0.5%):
116 Azrieli Group, Ltd. 7,513
17,300 CapitaLand Investment, Ltd. 41,289
2,082 CBRE Group, Inc., Class A* 193,813
3,700 City Developments, Ltd. 18,597
14,000 CK Asset Holdings, Ltd. 70,015
2,743 CoStar Group, Inc.* 239,711
500 Daito Trust Construction Co., Ltd. 57,885
4,200 Daiwa House Industry Co., Ltd. 126,906
18,800 ESR Group, Ltd. 25,951
3,858 Fastighets AB Balder, B Shares* 27,563
257 FirstService Corp., Class WI 41,637
11,000 Hang Lung Properties, Ltd. 15,263
6,324 Henderson Land Development Co., Ltd. 19,548
6,600 Hongkong Land Holdings, Ltd. 22,930
2,400 Hulic Co., Ltd. 25,065
403 LEG Immobilien SE* 35,286
7,600 Mitsubishi Estate Co., Ltd. 104,419
6,300 Mitsui Fudosan Co., Ltd. 154,005
8,827 New World Development Co., Ltd. 13,643
1,000 Nomura Real Estate Holdings, Inc. 26,238
1,352 Sagax AB, Class B 37,105
24,117 Sino Land Co., Ltd. 26,295
2,100 Sumitomo Realty & Development Co., Ltd. 62,248
9,500 Sun Hung Kai Properties, Ltd. 102,241
2,000 Swire Pacific, Ltd., Class A 16,889
9,200 Swire Properties, Ltd. 18,550
498 Swiss Prime Site AG, Registered Shares 53,292
1,769 UOL Group, Ltd. 8,388
4,742 Vonovia SE 149,406
11,000 Wharf Real Estate Investment Co., Ltd. 37,418
1,012 Zillow Group, Inc., Class C* 58,554
1,837,663
Residential REITs (0.3%):
1,914 American Homes 4 Rent, Class A 68,828
973 AvalonBay Communities, Inc. 182,165

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
December 31, 2023
16
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Residential REITs, continued
739 Camden Property Trust $ 73,375
815 Canadian Apartment Properties REIT 30,019
1,106 Equity LifeStyle Properties, Inc. 78,017
2,399 Equity Residential 146,723
428 Essex Property Trust, Inc. 106,118
3,865 Invitation Homes, Inc. 131,835
795 Mid-America Apartment Communities, Inc. 106,896
860 Sun Communities, Inc. 114,939
2,272 UDR, Inc. 86,995
1,125,910
Retail REITs (0.3%):
44,406 CapitaLand Integrated Commercial Trust 69,094
43 Japan Metropolitan Fund Invest 31,046
3,984 Kimco Realty Corp. 84,899
1,137 Klepierre SA 31,085
17,300 Link REIT 96,752
15,100 Mapletree Pan Asia Commercial Trust 17,898
4,556 Realty Income Corp. 261,605
1,170 Regency Centers Corp. 78,390
460 RioCan Real Estate Investment Trust^ 6,465
36,788 Scentre Group 74,595
2,218 Simon Property Group, Inc. 316,375
812 Unibail-Rodamco-Westfield* 59,811
24,703 Vicinity, Ltd. 34,173
1,162,188
Semiconductors & Semiconductor Equipment (6.5%):
10,592 Advanced Micro Devices, Inc.* 1,561,367
4,900 Advantest Corp. 168,753
3,276 Analog Devices, Inc. 650,482
5,517 Applied Materials, Inc. 894,140
323 ASM International NV 168,177
2,651 ASML Holding NV 2,001,270
536 BE Semiconductor Industries NV 80,757
2,918 Broadcom, Inc. 3,257,217
600 Disco Corp. 147,667
833 Enphase Energy, Inc.* 110,073
941 Entegris, Inc. 112,751
717 First Solar, Inc.* 123,525
8,756 Infineon Technologies AG 365,151
27,465 Intel Corp. 1,380,116
893 KLA Corp. 519,101
872 Lam Research Corp. 683,003
500 Lasertec Corp. 130,691
1,009 Lattice Semiconductor Corp.* 69,611
5,779 Marvell Technology, Inc. 348,531
3,626 Microchip Technology, Inc. 326,993
7,127 Micron Technology, Inc. 608,218
311 Monolithic Power Systems, Inc. 196,173
16,215 NVIDIA Corp. 8,029,992
1,692 NXP Semiconductors NV 388,619
2,736 ON Semiconductor Corp.* 228,538
704 Qorvo, Inc.* 79,277
7,326 QUALCOMM, Inc. 1,059,559
8,700 Renesas Electronics Corp.* 156,161
2,000 Rohm Co., Ltd. 38,320
992 Skyworks Solutions, Inc. 111,521
4,315 STMicroelectronics NV 216,482
2,600 SUMCO Corp. 38,846
Shares Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
932 Teradyne, Inc. $ 101,141
5,969 Texas Instruments, Inc. 1,017,476
3,100 Tokyo Electron, Ltd. 551,105
25,920,804
Software (8.1%):
2,991 Adobe, Inc.* 1,784,431
588 ANSYS, Inc.* 213,373
217 Aspen Technology, Inc.* 47,773
1,026 Atlassian Corp., Class A* 244,044
1,371 Autodesk, Inc.* 333,811
1,586 Bentley Systems, Inc., Class B 82,757
597 BILL Holdings, Inc.* 48,709
1,799 Cadence Design Systems, Inc.* 489,994
748 Check Point Software Technologies, Ltd.* 114,287
129 Constellation Software, Inc. 319,873
1,478 Crowdstrike Holdings, Inc., Class A* 377,363
280 CyberArk Software, Ltd.* 61,334
4,296 Dassault Systemes SE 210,281
1,620 Datadog, Inc., Class A* 196,636
633 Descartes Systems Group, Inc. (The)* 53,190
1,230 DocuSign, Inc.* 73,124
1,999 Dropbox, Inc., Class A* 58,931
1,408 Dynatrace, Inc.* 77,004
166 Fair Isaac Corp.* 193,226
4,310 Fortinet, Inc.* 252,264
3,426 Gen Digital, Inc. 78,181
320 HubSpot, Inc.* 185,773
1,831 Intuit, Inc. 1,144,430
431 Manhattan Associates, Inc.* 92,803
46,337 Microsoft Corp. 17,424,565
423 Nemetschek SE 36,626
487 Nice, Ltd.* 97,542
2,016 Open Text Corp. 84,739
300 Oracle Corp. Japan 23,114
10,831 Oracle Corp. 1,141,912
12,569 Palantir Technologies, Inc., Class A* 215,810
2,013 Palo Alto Networks, Inc.* 593,593
818 PTC, Inc.* 143,117
703 Roper Technologies, Inc. 383,255
6,257 Sage Group plc (The) 93,321
6,356 Salesforce, Inc.* 1,672,518
6,860 SAP SE 1,055,100
1,353 ServiceNow, Inc.* 955,881
1,105 Splunk, Inc.* 168,347
1,013 Synopsys, Inc.* 521,604
617 Temenos AG, Registered Shares 57,597
800 Trend Micro, Inc. 42,571
274 Tyler Technologies, Inc.* 114,565
2,586 UiPath, Inc., Class A* 64,236
1,510 Unity Software, Inc.* 61,744
1,150 WiseTech Global, Ltd. 58,794
1,328 Workday, Inc., Class A* 366,608
951 Xero, Ltd.* 72,481
1,326 Zoom Video Communications, Inc., Class A* 95,353
554 Zscaler, Inc.* 122,744
32,401,329
Specialized REITs (0.8%):
3,022 American Tower Corp. 652,389

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
December 31, 2023
17
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Specialized REITs, continued
2,866 Crown Castle, Inc. $ 330,134
1,960 Digital Realty Trust, Inc. 263,777
607 Equinix, Inc. 488,872
1,349 Extra Space Storage, Inc. 216,285
1,540 Gaming and Leisure Properties, Inc. 75,999
1,821 Iron Mountain, Inc. 127,434
1,028 Public Storage 313,540
728 SBA Communications Corp. 184,686
6,435 VICI Properties, Inc. 205,148
4,962 Weyerhaeuser Co. 172,529
3,030,793
Specialty Retail (1.6%):
121 AutoZone, Inc.* 312,859
1,673 Bath & Body Works, Inc. 72,207
1,357 Best Buy Co., Inc. 106,226
404 Burlington Stores, Inc.* 78,570
1,047 CarMax, Inc.* 80,347
455 Dick's Sporting Goods, Inc. 66,862
1,100 Fast Retailing Co., Ltd. 272,770
4,103 H & M Hennes & Mauritz AB, Class B 72,032
6,588 Home Depot, Inc. (The) 2,283,071
7,315 Industria de Diseno Textil SA 319,011
17,355 JD Sports Fashion plc 36,672
12,728 Kingfisher plc 39,383
3,794 Lowe's Cos., Inc. 844,355
500 Nitori Holdings Co., Ltd. 66,807
385 O'Reilly Automotive, Inc.* 365,781
2,256 Ross Stores, Inc. 312,208
7,443 TJX Cos., Inc. (The) 698,228
741 Tractor Supply Co. 159,337
333 Ulta Beauty, Inc.* 163,167
1,700 USS Co., Ltd. 34,133
1,812 Zalando SE* 42,900
1,200 ZOZO, Inc. 26,967
6,453,893
Technology Hardware, Storage & Peripherals (5.3%):
102,637 Apple, Inc. 19,760,702
1,100 Brother Industries, Ltd. 17,515
6,400 Canon, Inc. 164,065
1,692 Dell Technologies, Inc., Class C 129,438
2,500 FUJIFILM Holdings Corp. 149,788
841 Garmin, Ltd. 108,102
7,877 Hewlett Packard Enterprise Co. 133,751
5,883 HP, Inc. 177,019
1,075 Logitech International SA, Class R 102,048
1,454 NetApp, Inc. 128,185
3,600 Ricoh Co., Ltd. 27,582
1,345 Seagate Technology Holdings plc 114,823
2,200 Seiko Epson Corp. 32,868
329 Super Micro Computer, Inc.* 93,522
1,996 Western Digital Corp.* 104,531
21,243,939
Textiles, Apparel & Luxury Goods (1.2%):
1,032 adidas AG 209,818
2,711 Burberry Group plc 49,224
3,530 Cie Financiere Richemont SA, Registered Shares 487,049
163 Deckers Outdoor Corp.* 108,954
Shares Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
1,244 Gildan Activewear, Inc. $ 41,144
206 Hermes International SCA 437,130
477 Kering SA 211,655
743 Lululemon Athletica, Inc.* 379,888
1,813 LVMH Moet Hennessy Louis Vuitton SE 1,470,372
1,224 Moncler SpA 75,470
8,108 NIKE, Inc., Class B 880,286
526 Pandora A/S 72,681
767 Puma SE 42,732
437 Swatch Group AG (The) 22,928
209 Swatch Group AG (The) Class BR, Class BR 57,003
2,236 VF Corp. 42,037
4,588,371
Tobacco (0.6%):
11,908 Altria Group, Inc. 480,369
13,806 British American Tobacco plc 402,813
5,754 Imperial Brands plc 132,200
7,900 Japan Tobacco, Inc. 203,950
10,278 Philip Morris International, Inc. 966,954
2,186,286
Trading Companies & Distributors (0.8%):
1,088 AerCap Holdings NV* 80,860
2,799 Ashtead Group plc 193,907
908 Brenntag SE 83,346
2,452 Bunzl plc 99,510
3,736 Fastenal Co. 241,981
1,323 Ferguson plc 253,710
327 IMCD NV 57,048
8,100 ITOCHU Corp. 330,683
10,400 Marubeni Corp. 163,667
22,800 Mitsubishi Corp. 363,199
8,400 Mitsui & Co., Ltd. 313,021
1,400 MonotaRO Co., Ltd. 15,240
1,239 Reece, Ltd. 18,840
7,000 Sumitomo Corp. 152,709
483 Toromont Industries, Ltd. 42,325
1,400 Toyota Tsusho Corp. 82,032
440 United Rentals, Inc. 252,305
298 W.W. Grainger, Inc. 246,950
244 Watsco, Inc. 104,547
3,095,880
Transportation Infrastructure (0.1%):
546 Aena SME SA 99,115
215 Aeroports de Paris SA 27,842
8,354 Auckland International Airport, Ltd. 46,407
1,886 Getlink SE 34,506
21,423 Transurban Group 199,628
407,498
Water Utilities (0.1%):
1,249 American Water Works Co., Inc. 164,855
1,659 Essential Utilities, Inc. 61,964
1,696 Severn Trent plc 55,769
4,770 United Utilities Group plc 64,276
346,864

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
December 31, 2023
18
See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of December 31, 2023 .
Shares Value
Common Stocks, continued
Wireless Telecommunication Services (0.4%):
9,600 KDDI Corp. $ 304,825
2,319 Rogers Communications, Inc., Class B 108,572
19,600 SoftBank Corp. 244,306
7,000 SoftBank Group Corp. 309,318
4,629 Tele2 AB, B Shares 39,796
3,494 T-Mobile US, Inc. 560,193
148,132 Vodafone Group plc 128,654
1,695,664
Total Common Stocks (Cost $296,121,907) 394,744,637
Preferred Stocks (0.1%):
Automobiles (0.1%):
335 Bayerische Motoren Werke AG, 9.47%, 5/15/20 33,265
861 Dr Ing hc F Porsche AG, 1.26% 75,918
1,151 Porsche Automobil Holding SE, 5.53%, 5/20/20 58,857
1,331 Volkswagen AG, 7.83%, 5/8/20 164,273
332,313
Household Products (0.0%
†
):
1,047 Henkel AG & Co. KGaA, 2.54%, 4/21/20 84,201
Life Sciences Tools & Services (0.0%
†
):
198 Sartorius AG, 0.43% 72,838
Total Preferred Stocks (Cost $623,648) 489,352
Contracts
Warrant (0.0%
†
):
Software (0.0%
†
):
147 Constellation Software, Inc., 3/31/40*(a) —
Total Warrant (Cost $—) —
Shares
Affiliated Investment Company (0.2%):
Money Market s (0.2%):
970,294 BlackRock Liquidity FedFund, Institutional Class
+
(b)
(c) 970,294
Total Affiliated Investment Company (Cost $970,294) 970,294
Total Investment Securities
(Cost $297,715,849) — 99.6%(d) 396,204,283
Net other assets (liabilities) — 0.4% 1,413,035
Net Assets — 100.0% $ 397,617,318
ADR—American Depository Receipt
REIT—Real Estate Investment Trust
* Non-income producing security.
+ Affiliated Securities
^ This security or a partial position of this security was on loan as of December 31, 2023. The total value of securities on loan as of December 31, 2023 was $915,849.
† Represents less than 0.05%.
(a) Security was valued using significant unobservable inputs as of December 31, 2023.
(b) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2023.
(c) The rate represents the effective yield at December 31, 2023.
(d) See Federal Tax Information listed in the Notes to the Financial Statements.
Amounts shown as “—“ are either $0 or round to less than $1.

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
December 31, 2023
19
See accompanying notes to the financial statements.
The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total value of investments as of December 31, 2023 :
Country Percentage
Australia 2.1%
Austria —%
†
Belgium 0.2%
Bermuda 0.1%
Canada 3.3%
Chile —%
†
Denmark 0.9%
Finland 0.3%
France 3.2%
Germany 2.3%
Hong Kong 0.6%
Ireland 1.0%
Israel 0.2%
Italy 0.6%
Japan 6.0%
Jordan —%
†
Luxembourg 0.1%
Macau —%
†
Netherlands 1.4%
New Zealand 0.1%
Norway 0.2%
Portugal —%
†
Singapore 0.4%
Spain 0.7%
Sweden 0.9%
Switzerland 3.0%
United Kingdom 3.8%
United States 68.5%
Uruguay 0.1%
100.0%
† Represents less than 0.05%.
Futures Contracts
At December 31, 2023, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
DJ EURO STOXX 50 March Futures (Euro) 3/15/24 5 $ 250,729 $ (200)
FTSE 100 Index March Futures (British Pounds) 3/15/24 4 395,397 2,667
S&P 500 Index E-Mini March Futures (U.S. Dollar) 3/15/24 8 1,928,000 18,647
$ 21,114

AZL MSCI Global Equity Index Fund
20
See accompanying notes to the financial statements.
Statement of Assets and Liabilities
December 31, 2023
Statement of Operations
For the Year Ended December 31, 2023
Assets:
Investments in non-affiliates, at cost $ 29 6 ,5 58 ,4 05
Investments in affiliates, at cost 1,157,444
Investments in non-affiliates, at value(a) $ 394,722,512
Investments in affiliates, at value 1,481,771
Deposit at broker for futures contracts collateral 76,136
Interest and dividends receivable 358, 517
Foreign currency, at value (cost $821,029) 838,339
Receivable for investments sold 1,516,431
Prepaid expenses 2,124
Reclaims receivable 450 ,1 79
Total Assets 399,446,0 09
Liabilities:
Cash overdraft 172,724
Payable for capital shares redeemed 416,077
Payable for collateral received on loaned securities 970,294
Payable for variation margin on futures contracts 2,485
Management fees payable 100,008
Administration fees payable 20,657
Distribution fees payable 74,130
Custodian fees payable 16,270
Administrative and compliance services fees payable 764
Transfer agent fees payable 2,508
Trustee fees payable 3,171
Other accrued liabilities 49,603
Total Liabilities 1,828, 6 91
Commitments and contingent liabilities^
Net Assets
$ 397,617,318
Net Assets Consist of:
Paid in capital $ 301,310 , 619
Total distributable earnings 96,306 , 699
Net Assets
$ 397,617,318
Class 1
Net Assets $ 43,840,802
Shares of beneficial interest (unlimited number of shares authorized, no par value) 5,008,344
Net Asset Value (offering and redemption price per share) $ 8.75
Class 2
Net Assets $ 353,776,516
Shares of beneficial interest (unlimited number of shares authorized, no par value) 23,272,121
Net Asset Value (offering and redemption price per share) $ 15.20
(a) Includes securities on loan of $915,849.
^ See Note 3 in Notes to the Financial Statements.
Investment Income:
Dividends from non-affiliates $ 8,540,435
Dividends from affiliates 58,940
Interest 5,360
Income from securities lending 24,082
Foreign withholding tax (367,401)
Total Investment Income 8,261,416
Expenses:
Management fees 2,774,059
Administration fees 139,474
Distribution fees - Class 2 886,004
Custodian fees 64,884
Administrative and compliance services fees 5,122
Transfer agent fees 16,248
Trustee fees 23,790
Professional fees 20,515
Licensing fees 90,399
Shareholder reports 7,419
Other expenses 10,609
Total expenses before reductions 4,038,523
Less Management fees contractually waived (1,555,026)
Net expenses 2,483,497
Net Investment Income/(Loss)
5,777,919
Net realized and Change in net unrealized gains/losses on
investments:
Net realized gains/(losses) on securities and foreign currencies (5,623,404)
Net realized gains/(losses) on affiliated transactions (38,929)
Net realized gains/(losses) on futures contracts 457,949
Change in net unrealized appreciation/depreciation on securities and foreign currencies 80,880,648
Change in net unrealized appreciation/depreciation on affiliated transactions 276,515
Change in net unrealized appreciation/depreciation on futures contracts 54,806
Net realized and Change in net unrealized gains/losses on
investments
76,007,585
Change in Net Assets Resulting From Operations
$ 81,785,504

AZL MSCI Global Equity Index Fund
21
See accompanying notes to the financial statements.
Statements of Changes in Net Assets
For the
Year Ended
December 31, 2023
For the
Year Ended
December 31, 2022
Change In Net Assets:
Operations:
Net investment income/(loss) $ 5,777,919 $ 5,933,192
Net realized gains/(losses) on investments (5,204,384) 535,485
Change in unrealized appreciation/depreciation on investments 81,211,969 (97,877,432)
Change in net assets resulting from operations 81,785,504 (91,408,755)
Distributions to Shareholders:
Class 1 (1,232,719) (5,669,928)
Class 2 (5,010,553) (29,626,829)
Change in net assets resulting from distributions to shareholders (6,243,272) (35,296,757)
Capital Transactions:
Class 1
Proceeds from shares issued 33,528 71,634
Proceeds from dividends reinvested 1,232,719 5,669,928
Value of shares redeemed (4,953,931) (5,131,647)
Total Class 1 Shares (3,687,684) 609,915
Class 2
Proceeds from shares issued 26,721,993 5,426,058
Proceeds from dividends reinvested 5,010,553 29,626,829
Value of shares redeemed (78,003,897) (54,949,045)
Total Class 2 Shares (46,271,351) (19,896,158)
Change in net assets resulting from capital transactions (49,959,035) (19,286,243)
Change in net assets 25,583,197 (145,991,755)
Net Assets:
Beginning of period 372,034,121 518,025,876
End of period $ 397,617,318 $ 372,034,121
Share Transactions:
Class 1
Shares issued 4,318 7,887
Dividends reinvested 159,061 809,990
Shares redeemed (611,374) (585,641)
Total Class 1 Shares (447,995) 232,236
Class 2
Shares issued 1,948,953 398,125
Dividends reinvested 371,979 2,468,902
Shares redeemed (5,602,197) (3,868,175)
Total Class 2 Shares (3,281,265) (1,001,148)
Change in shares (3,729,260) (768,912)

AZL MSCI Global Equity Index Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)
22
See accompanying notes to the financial statements.
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021^
Year Ended
December 31,
2020
Year Ended
December 31,
2019
Class 1
Net Asset Value, Beginning of Period
$ 7.30  $ 10.43  $ 10.00
Investment Activities:
Net Investment Income/(Loss)(a) 0.13  0.14  0.06
Net Realized and Unrealized Gains/(Losses) on Investments 1.56  (2.07) 0.91
Total from Investment Activities 1.69  (1.93) 0.97
Distributions to Shareholders From:
Net Investment Income (0.22) (0.17) (0.13)
Net Realized Gains (0.02) (1.03) (0.41)
Total Dividends (0.24) (1.20) (0.54)
Net Asset Value, End of Period
$ 8.75  $ 7.30  $ 10.43
Total Return (b)
23.66% (18.08)% 10.00%(c)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $ 43,841  $ 39,839  $ 54,468
Net Investment Income/(Loss) 1.67% 1.65% 1.06%
Expenses Before Reductions(d) 0.80% 0.79% 0.83%
Expenses Net of Reductions 0.40% 0.39% 0.44%
Portfolio Turnover Rate(e) 7% 2% 49%
Class 2
Net Asset Value, Beginning of Period
$ 12.51  $ 16.82  $ 14.35  $ 12.55  $ 10.03
Investment Activities:
Net Investment Income/(Loss)(a) 0.20  0.20  0.16  0.16  0.19
Net Realized and Unrealized Gains/(Losses) on Investments 2.70  (3.31) 2.85  1.75  2.52
Total from Investment Activities 2.90  (3.11) 3.01  1.91  2.71
Distributions to Shareholders From:
Net Investment Income (0.19) (0.17) (0.13) (0.11) (0.19)
Net Realized Gains (0.02) (1.03) (0.41) —  —
Total Dividends (0.21) (1.20) (0.54) (0.11) (0.19)
Net Asset Value, End of Period
$ 15.20  $ 12.51  $ 16.82  $ 14.35  $ 12.55
Total Return (b)
23.37% (18.23)% 21.18% 15.36% 27.25%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $ 353,777  $ 332,195  $ 463,557  $ 321,637  $ 331,138
Net Investment Income/(Loss) 1.43% 1.40% 1.03% 1.32% 1.68%
Expenses Before Reductions(d) 1.05% 1.04% 1.09% 1.08% 1.12%
Expenses Net of Reductions 0.65% 0.65% 0.70% 0.69% 0.73%
Portfolio Turnover Rate(e) 7% 2% 49% 13% 9%
^ Class 1 activity is for the period June 21, 2021 (commencement of operations) to December 31, 2021.
(a) Calculated using the average shares method.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges.  If these charges were included, the returns would have been lower.
(c) Not annualized for periods less than one year.
(d) Excludes fee reductions.  If such fee reductions had not occurred, the ratios would have been as indicated.
(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

AZL MSCI Global Equity Index Fund
Notes to the Financial Statements
December 31, 2023
23
1. Organization
The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services— Investment
Companies.” The Trust consists of 16 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL MSCI Global
Equity Index Fund (the “Fund”), and 15 are presented in separate reports. The Fund is a diversified series of the Trust.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance
Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
2.  Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-
dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Real Estate Investment Trusts
The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.
Foreign Currency Translation and Withholding Taxes
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.
Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

AZL MSCI Global Equity Index Fund
Notes to the Financial Statements
December 31, 2023
24
Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance
Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment
Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Class Allocation
The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of the Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred. All share classes have equal voting rights, except that voting with respect to matters that affect a single class is limited to shares of that class.
Securities Lending
To generate additional income, the Fund may lend up to 33 1⁄3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash,
U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities).
The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The
Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned.
There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at December 31, 2023 are presented on the Fund’s Schedule of Portfolio Investments.
Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent
9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $2402 during the year ended December 31, 2023. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $970,294 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of December 31, 2023. At December 31, 2023, there were no master netting provisions in the securities lending agreement.
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the year ended December 31, 2023, the Fund did not engage in any Rule 17a-7 transactions.
Derivative Instruments
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the
Fund, including the primary underlying risk exposures related to each instrument type.
Futures Contracts
During the year ended December 31, 2023, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the year ended December
31, 2023, the monthly average notional amount for long contracts was $2.4 million. There was no short contract activity during the period. Realized gains and losses are reported as
“Net realized gains/(losses) on futures contracts” on the Statement of Operations.

AZL MSCI Global Equity Index Fund
Notes to the Financial Statements
December 31, 2023
25
Summary of Derivative Instruments
The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of December 31, 2023:
The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the year ended December 31, 2023:
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock
Investment” or the “Subadviser”), BlackRock Investment provides investment advisory services for and makes investment decisions on behalf of the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Management fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2025.
For the year ended December 31, 2023, the annual rate due to the Manager and the annual expense limit were as follows:
* The annual rate due to the Manager is 0.70% of the first $5 billion of the Fund’s net assets, 0.65% of the next $5 billion of the Fund’s net assets, and 0.61% of the Fund’s assets over $10 billion. Effective October 1, 2023, the Manager waived, prior to any application of expense limit, through at least April 30, 2025, the management fee to 0.30% on all assets in order to maintain more competitive expense ratios. Prior to October 1, 2023, the Manager waived, prior to any application of expense limit, the management fee to 0.31%
on all assets in order to maintain more competitive expense ratios. The Manager reserves the right to increase the management fee to the amount shown in the table above (i.e., discontinue the waiver) at any time after April 30, 2025. The annual rate due to the Subadviser from the Manager is 0.06% of the first $300 million of the Fund’s net assets and
0.03% of the Fund’s net assets over $300 million.
Any amounts contractually waived or remitted to the Fund by the Manager with respect to the annual expense limit in a particular fiscal year may be reimbursed by the Fund to the
Manager, provided that such reimbursement will not cause the Fund to exceed the lesser of any applicable expense limit in effect (i) at the time of the original waiver or payment and (ii) at the time of such reimbursement, as supported by standard accounting practices. Such reimbursement only applies to amounts waived or paid by the Manager within the three years prior to the date of such reimbursement, calculated monthly from when the waiver or payment was recorded. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At December 31, 2023, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations, as applicable.
Asset Derivatives Liability Derivatives
Primary Risk Exposure
Statement of Assets
and Liabilities Location Total Value
Statement of Assets
and Liabilities Location Total Value
Equity Risk
21,314 (200)
Futures Contracts Receivable for variation margin on futures contracts* $21,314 Payable for variation margin on futures contracts* $200
* For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day's variation margin, if any, is reported within the Statement of Assets and Liabilities as Variation margin on futures contracts.
Primary Risk Exposure
Location of Gains/(Losses)
on Derivatives
Recognized
Realized Gains/(Losses)
on Derivatives
Recognized
Change in Net Unrealized
Appreciation/Depreciation
on Derivatives Recognized
Equity Risk
(457,949) (54,806)
Futures Contracts Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/
depreciation on futures contracts
$ 457,949 $ 54,806
Annual Rate* Annual Expense Limit
AZL MSCI Global Equity Index Fund, Class 1 0.70% 0.55%
AZL MSCI Global Equity Index Fund, Class 2 0.70% 0.80%

AZL MSCI Global Equity Index Fund
Notes to the Financial Statements
December 31, 2023
26
At December 31, 2023, the following investments are noted as Affiliated Securities in the Fund’s Schedule of Portfolio Investments.
Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and
compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of combined average daily net assets of the Funds on the first $4 billion, 0.04% of combined average daily net assets of the Funds on the next
$2 billion, 0.02% of combined average daily net assets of the Funds on the next $2 billion and 0.01% of combined average daily net assets of the Funds over $8 billion. The overall
Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any
Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY
Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the average daily net assets attributable to Class 2 shares, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Security prices are determined pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange
(“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used. Securities listed on
NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level
1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy. Futures contracts are valued at the settlement prices established each day on the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.
Other assets and securities for which market quotations have become unreliable or are not readily available as defined in Rule 2a-5 under the 1940 Act are valued in accordance with valuation procedures approved by the Board. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as
Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.
Value
12/31/22
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
12/31/23
Shares
as of
12/31/23
Dividend
Income
Net Realized
Gains
Distributions
from Affiliated
Underlying Funds
Allianz SE, Registered Shares $ 658,102 $ 52,99 1 $ (159,445) $ (2,157) $ 148,081 $ 697,572 2,612 $ 37,625 $ —
BlackRock, Inc., Class A 781,618 59,348 (148,429) (36,772) 128,434 784,199 966 21,315 —
$ 1,439,720 $ 112,3 39 $ (307,874) $ (38,929) $ 276,515
$ 1,481,771
3,578 $ 58,940 $ —

AZL MSCI Global Equity Index Fund
Notes to the Financial Statements
December 31, 2023
27
In accordance with valuation procedures approved by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. These procedures include the Fund’s use of a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.
The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.
The following is a summary of the valuation inputs used as of December 31, 2023 in valuing the Fund’s investments based upon the three levels defined above:
5. Security Purchases and Sales
For the year ended December 31, 2023 cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:
6. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.
Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.
Foreign Securities Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell the securities of such companies.
Market Risk : The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to a particular company, such as real or perceived adverse economic conditions, inflation, recessions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.
7. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Investment Securities: Level 1 Level 2 Level 3 Total
Common Stocks
+
$ 289,222,182 $ 105,522,455 $ — $ 394,744,637
Preferred Stocks
+
— 489,352 — 489,352
Warrant
+
— — —
#
—
Affiliated Investment Company 970,294 — — 970,294
Total Investment Securities 290,192,476 106,011,807 — 396,204,283
Other Financial Instruments:
*
Futures Contracts 21,114 — — 21,114
Total Investments $290,213,590 $106,011,807 $— $396,225,397
+
For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.
#
Represents the interest in securities that were determined to have a value of zero at December 31, 2023.
*
Other Financial Instruments would include any derivative instruments, such as futures contracts.  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.
Purchases Sales
AZL MSCI Global Equity Index Fund $28,491,922 $78,570,863

AZL MSCI Global Equity Index Fund
Notes to the Financial Statements
December 31, 2023
28
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2023 is $302,546,380. The gross unrealized appreciation/
(depreciation) on a tax basis is as follows:
As of the end of its tax year ended December 31, 2023, the Fund had capital loss carry forwards (“CLCFs”) as summarized in the table below. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset.
CLCFs not subject to expiration:
The tax character of dividends paid to shareholders during the year ended December 31, 2023, was as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2022, was as follows:
At December 31, 2023, the components of accumulated earnings on a tax basis were as follows:
8. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of December 31, 2023 the Fund had multiple shareholder accounts which are affiliated with the Manager representing ownership in excess of 95% of the Fund.
Investment activities of these shareholders could have a material impact to the Fund.
9. Recent Regulatory Pronouncements
Effective January 24, 2023, the SEC adopted rule and form amendments that require open-end management investment companies to transmit concise and visually engaging annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a tailored shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24,
2024. Accordingly, the rule and form amendments will not impact the Fund until the 2024 semi-annual shareholder report and will have no effect on the Fund’s accounting policies or financial statements.
Unrealized appreciation $111,986,206
Unrealized (depreciation) (18,328,303)
Net unrealized appreciation/(depreciation) $93,657,903
Short-Term
Amount
Long-Term
Amount Total
AZL MSCI Global Equity Index Fund $ — $ 3,576,117 $ 3,576,117
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL MSCI Global Equity Index Fund $6,243,272 $— $6,243,272
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL MSCI Global Equity Index Fund $29,139,384 $6,157,373 $35,296,757
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
Depreciation(a)
Total
Accumulated
Earnings/ (Deficit)
AZL MSCI Global Equity Index Fund $6,193,572 $— $(3,576,117) $93,689,868 $96,307,323
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales, foreign currency gains or losses, mark-to-
market of passive foreign investment companies, straddles and other miscellaneous differences.

AZL MSCI Global Equity Index Fund
Notes to the Financial Statements
December 31, 2023
29
10. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Allianz Variable Insurance Products Trust and Shareholders of
AZL MSCI Global Equity Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of AZL MSCI Global Equity Index Fund (one of the funds constituting Allianz Variable Insurance Products Trust, referred to hereafter as the "Fund") as of December 31, 2023, the related statement of operations for the year ended
December 31, 2023, the statements of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2023 and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of
America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
New York, New York
February 22, 2024
We have served as the auditor of one or more investment companies in the Allianz Variable Insurance Products complex since 2018.

Other Federal Income Tax Information (Unaudited)
For the year ended December 31, 2023, 65.61% of the total ordinary income dividends paid by the Fund qualify for the corporate dividends received deductions available to corporate shareholders.
During the year ended December 31, 2023, the Fund declared net short-term capital gain distributions of $609,039.

Other Information (Unaudited)
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov .
The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov, or may be obtained by calling 800-624-0197.

Approval of Investment Advisory and Subadvisory Agreements (Unaudited)
Subject to the general supervision of the Board of Trustees (the “Board”) and in accordance with the investment objectives and restrictions of each separate series (together, the
“Funds”) of the Allianz Variable Insurance Products Trust (the “Trust”), investment advisory services are provided to the Funds by Allianz Investment Management LLC (the “Manager”).
As used in this section, “Fund” refers to any of the Funds other than the AZL Moderate Index Strategy Fund. The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board, is responsible for the management of each Fund. For management services, each Fund pays the Manager an investment advisory fee based upon the Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing the Fund if and when total Fund operating expenses exceed certain amounts until at least April 30, 2025 (the “Expense Limitation Agreement”).
Each Fund is a manager-of-managers fund. That means that the Manager is responsible for monitoring the various Subadvisers that have day-to-day responsibility for the investment decisions made for each Fund. The Manager also is responsible for determining, in the first instance, which investment advisers to consider recommending for selection as a
Subadviser.
In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America (“Allianz Life”) and its subsidiary, Allianz Life Insurance Company of New York (“Allianz of New York”). Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products, and not in the retail fund market.
The Manager has adopted policies and procedures to assist it in the process of analyzing each potential Subadviser with expertise in particular asset classes for purposes of making the recommendation that a specific investment adviser be selected. The Board reviews and considers the information provided by the Manager in deciding which investment advisers to select as a Subadviser. After an investment adviser becomes a Subadviser, a similarly rigorous process is instituted by the Manager to monitor the investment performance and other responsibilities of the Subadviser. The Manager reports to the Board on its analysis at the regular meetings of the Board, which are held at least quarterly. Where warranted, the Manager will add or remove a particular Subadviser from a “watch” list that it maintains. Watch list criteria include, for example: (a) Fund performance over various time periods;
(b) Fund risk issues, such as changes in key personnel involved with Fund management, changes in investment philosophy or process, or “capacity” concerns; and (c) organizational risk issues, such as regulatory, compliance or legal concerns, or changes in the ownership of the Subadviser. The Manager may place a Fund on the watch list for other reasons, and if so, will explain its rationale to the Board. Funds which are on the watch list are subject to additional scrutiny by the Manager and the Board. Funds may be removed from such watch list, if for example, performance improves or regulatory matters are satisfactorily resolved. However, in some situations where Funds have been on the watch list, the Manager has recommended the retention of a new Subadviser, and the Board has subsequently considered and approved retention of the new Subadviser.
As required by the Investment Company Act of 1940 (the “1940 Act”), the Board has reviewed and approved the Management Agreement with the Manager and the portfolio management agreements (the “Subadvisory Agreements”; and together with the Management Agreement, the “Advisory Contracts”) with the Subadvisers. The Board’s decision to approve these contracts reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of these contracts, the Board considered many factors, among the most material of which are: the Fund’s investment objectives and long-term performance; the Manager’s and Subadvisers’
(collectively, the “Advisory Organizations”) management philosophy, personnel, processes and investment performance, including their compliance history and the adequacy of their compliance processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.
The Board also considered the compensation and benefits received by the Advisory Organizations. This includes fees received for services provided to the Fund by affiliated persons of the Advisory Organizations and research services received by the Advisory Organizations from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Services Agreement and a Compliance Services Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance
Officer; and (2) Allianz Life Financial Services, LLC, an affiliated person of the Manager, is a registered securities broker-dealer and received (along with its affiliated persons) any payments made by the Funds pursuant to Rule 12b1.
The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature, extent and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; the profitability of acting as adviser to the fund; and the extent to which the independent Board members, who are not “interested persons” of a fund as defined by the 1940 Act (“Independent Trustees”), are fully informed about all facts bearing on the adviser’s services and fees. The
Board is aware of these factors and takes them into account in its review of the Advisory Contracts.
Each member of the Board considered and weighed these factors in light of his or her experience in governing the Trust and working with the Advisory Organizations on matters relating to the Funds. The Board is assisted in its deliberations by the advice of independent legal counsel to the Independent Trustees (“Independent Trustee Counsel”). In this regard, the Board requests and receives a significant amount of information about the Funds and the Advisory Organizations. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meetings at which the Board’s formal review of the Advisory Contracts occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of Advisory Contracts is informed by reports covering such matters as: an Advisory Organization’s investment philosophy, personnel, and processes; the Fund’s investment performance (in absolute terms as well as in relationship to its benchmark(s) and certain competitor or “peer group” funds), and comments on the reasons for performance; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to peer group and/or competing funds, with due regard for the Expense Limitation Agreement and additional voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities; the nature, extent and quality of the advisory and other services provided to the Fund by the Advisory Organizations and their affiliates; compliance and audit reports concerning the Funds and the companies that service them; and
relevant developments in the mutual fund industry and how the Funds and/or Advisory Organizations are responding to them.

The Board also receives financial information about the Advisory Organizations, including reports on the compensation and benefits the Advisory Organizations derive from their relationships with the Funds. These reports cover not only the fees under the Advisory Contracts, but also the fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or “fall-out” benefits an Advisory Organization may derive from its relationship with the Funds.
In assessing the Advisory Organizations’ performance of their obligations, the Board may also consider whether there has occurred a circumstance or event that would constitute a reason for it to not renew an Advisory Contract. In this regard, the Board is mindful of the potential disruption of a Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew a contract.
The Advisory Contracts were most recently considered at Board meetings held in the summer and fall of 2023. Information relevant to the approval of such Advisory Contracts was considered at Board meetings held June 13 and 20, 2023, and September 19, 2023, as well as in various other meetings preceding those meetings. Accordingly, the Advisory
Contracts were approved by the Board at an in-person meeting on September 19, 2023. At such meeting the Board also approved the Expense Limitation Agreement between the
Manager and the Trust for the period ending April 30, 2025. Additionally, at the meeting held September 19, 2023, the Board considered and approved a recommendation to reduce, through at least April 30, 2025, the management fee of the AZL MSCI Global Equity Index Fund.
In connection with such meetings, the Board requested and evaluated extensive materials from the Advisory Organizations, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third-party provider and other sources believed to be reliable by the Manager and the Trustees. Prior to voting, the Trustees reviewed the proposed approval of the Advisory Contracts with management and with Independent Trustee Counsel and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approval. The Independent Trustees also discussed the proposed approval in private sessions with Independent Trustee Counsel at which no representatives of the Manager or Subadvisers were present. In reaching their determinations relating to the approval of the Advisory Contracts, in respect of each Fund, each member of the Board considered all factors he or she believed relevant. The Board based its decision to approve the Advisory
Contracts on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to every Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.
Shareholder reports must include a discussion of certain factors relating to the selection of investment advisers and the approval of advisory fees. The “factors” enumerated by the
SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:
(1) The nature, extent and quality of services provided by the Manager and Subadvisers . The Trustees noted that the Manager, subject to the oversight of the Board, administers each Fund’s business and other affairs. Under the Management Agreement, the Manager holds the sole and exclusive responsibility to provide, or arrange for others to provide, the management of the Funds’ assets and the placement of orders for the purchase and sale of the securities of the Funds. As each Fund is a manager of managers fund, the Manager is authorized, under the Management Agreement, to retain one or more Subadvisers for each Fund to handle day-to-day management of the Funds’ investment portfolios; the Manager is responsible for determining, in the first instance, which investment advisers to recommend to the Board for selection as a Subadviser. The Board was aware that, notwithstanding the retention of the Subadvisers to handle day-to-day portfolio management, the Manager remains responsible for substantial other matters, including continuously monitoring compliance by each Subadviser with the investment policies and restrictions of the respective Funds, with such other limitations or directions of the Board, and with all legal requirements under federal or state law or regulation. The Manager also is responsible primarily to provide statistical information and other data to the Board regarding the Funds’ portfolio investments and to make available to the Funds’ administrator such information as is necessary for the conduct of its duties.
The Board also noted that the Manager provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any other service providers retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer and certain compliance staff, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.
The Board considered the scope and quality of services provided by the Manager and the Subadvisers and noted that the scope of the services provided has continued to expand as a result of regulatory and other developments. The Board noted that, for example, the Manager and Subadvisers are responsible for maintaining and monitoring their own compliance programs, and these compliance programs are continuously refined and enhanced in light of new regulatory requirements. The Board considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Board members concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Trust and to each of the Funds under the Advisory Contracts.
(2) The investment performance of the Funds, the Manager and the Subadvisers . In connection with every quarterly Board meeting, as well as the summer and fall 2023 contract review process, the Board receives extensive information on the performance results of each of the Funds. This includes performance information on the Funds for the previous quarter, and previous one-, three- and five-year periods, to the extent available. The performance information considered includes information on absolute total return, performance versus the appropriate benchmark(s), and performance versus peer groups as reported by Lipper. For example, in connection with the Board meetings held June 13 and 20, 2023, and
September 19, 2023, the Manager reported that for the one-year period ended December 31, 2022, six Funds were in the top 40%, five were in the middle 20%, and four were in the bottom 40% of their respective Lipper peer groups. For the three-year period ended December 31, 2022, nine Funds were in the top 40%, two were in the middle 20% and four were in the bottom 40% of their respective Lipper peer groups. For the five-year period ended December 31, 2022, seven Funds were in the top 40%, four were in the middle 20%, and four were in the bottom 40% of their respective Lipper peer groups. For Funds which are index funds, the Board each quarter also receives information on the extent, if any, to which such Funds deviate from their particular benchmark index (referred to as “index attribution”).
Two Funds, the AZL Russell 1000 Value Index Fund and the AZL Government Money Market Fund, were in the bottom 40% for all of the one-, three- and five-year periods. The
Board had previously met with the portfolio managers of the AZL Russell 1000 Value Index Fund in December 2021 and met with the portfolio managers of the AZL Government
Money Market Fund in June 2023 to receive and review enhanced reporting on each Fund’s current investment strategy, process and outlook. As a result of these discussions and other discussions with representatives of the Manager, the Board considered the reasons for the underperformance of these Funds, including the headwinds faced by their long-
term investment strategies. The Board understood that such underperformance was not a reflection of the nature, extent or quality of services being provided by the respective
Subadvisers. The Board considered that the AZL Russell 1000 Value Index Fund seeks to track its underlying index and does not take defensive positions under any market conditions, including in periods of market decline. The Board also considered the impact of low short-term interest rates on the performance of the AZL Government Money Market Fund during the periods measured.

The Board considered that the AZL Enhanced Bond Index Fund, which was in the bottom 40% of its Lipper peer group for the three- and five-year periods, had shown improved relative performance in more recent periods.
At the Board meeting held September 19, 2023, the Board also received updated performance information for the Funds, including updated Lipper peer group ranking information, for various periods ending June 30, 2023.
Thus, at the Board meeting held September 19, 2023, the Board determined that the overall investment performance of the Funds was acceptable.
(3) The costs of services to be provided and profits to be realized by the Manager and the Subadvisers and their affiliates from their relationship with the Funds . The Manager supplied information to the Board pertaining to the level of investment advisory fees to which the Funds are subject. The Manager has agreed to temporarily limit Fund expenses at certain levels, and information is provided to the Board setting forth “contractual” advisory fees and “actual” fees after taking expense limits and any temporary fee waivers into account.
The Board noted that the subadvisory fees are paid by the Manager to each Subadviser and are not additional fees borne by the Funds. Based upon the information provided, the
“actual” advisory fees payable by the Funds overall are generally comparable to the average level of fees paid by the Funds’ peer groups. For the 15 Funds reviewed by the Board in the summer and fall of 2023, 14 Funds paid “actual” advisory fees in a percentage amount within the 65 th
percentile or lower for each Fund’s applicable category. (A lower percentile reflects lower fund fees and is better for fund shareholders.) The Board recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.
Based upon the information provided, the management fee ranking in 2022 for the 15 Funds was as follows: (1) 14 of the Funds had management fee rankings at or below the 65th percentile (with 11 Funds at or below the 50th percentile); and (2) for the AZL MSCI Global Equity Index Fund, it was determined that there was poor peer group comparability due to there being only one other fund in the category. In addition, the Board also considered that the AZL Enhanced Bond Index Fund ranked at the 65th percentile in the bond index category, but that the Fund’s enhanced bond strategy lacks direct peers.
The Manager has also supplied information to the Board pertaining to total Fund expenses (which include advisory fees, the 25 basis point 12b1 fee paid by the Funds, and other Fund expenses). As noted above, the Manager has agreed to limit Fund expenses at certain levels.
The Manager has committed to providing the Funds with a high quality of service and working to reduce Fund expenses over time.
The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2020 through 2022. The Board recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Board considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Board focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Board recognized that the Manager should earn a reasonable level of profits for the services it provides to each Fund.
The Manager, on behalf of the Board, endeavored to obtain information on the profitability of each Subadviser in connection with its relationship with the Fund or Funds which it subadvised. The Manager was unable to obtain consistent profitability information from some of the Subadvisers that would allow the Board to determine the profits derived from the
Subadviser’s relationship to the Fund or Funds, rather than its overall level of profitability. In considering profitability information, the Board considered the possible effect of any fall-
out benefits to the Subadvisers and their affiliates. The Board considered the difficulty of allocating costs to multiple advisory accounts and products of a large advisory organization.
The Manager assured the Board that the Subadvisory Agreements with the Subadvisers, none of which are affiliated with the Manager, were negotiated on an “arm’s length” basis, which should not result in excessive profits for the Subadvisers.
(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale. The Board noted that the advisory fee schedules for the Funds (other than AZL FIAM Multi-Strategy Fund, AZL FIAM Total Bond Fund, and AZL MSCI Global Equity Index Fund) do not contain breakpoints that reduce the fee rate on assets above specified levels, although certain Subadvisory Agreements have such “breakpoints.” The Board recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. The Board found that there was no uniform methodology for establishing breakpoints that give effect to Fund-specific services provided by the Manager. The Board noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Board noted that the total assets in all of the Funds, as of June
30, 2023, were approximately $14.6 billion, and that no single Fund had assets in excess of approximately $3.0 billion.
The Board noted that the Manager has agreed to temporarily limit Fund expenses under the Expense Limitation Agreement, which has the effect of reducing expenses similar to implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of expense limits and/or advisory fee breakpoints as Fund assets change. The Board receives quarterly reports on the level of Fund assets. The Board expects to continue to consider: (a) the extent to which economies of scale have been realized, and (b) whether the advisory fee should be modified, either in connection with the next renewal of the Advisory Contracts or by modifying the Expense Limitation Agreement, to reflect such economies of scale, if any.
Having taken these factors into account, the Board concluded that the absence of breakpoints in the Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.
In conclusion, after full consideration of the above factors, as well as such other factors as each member of the Board considered instructive in evaluating the Advisory Contracts, the
Board concluded that the advisory fees were reasonable, and that the continuation of the Advisory Contracts was in the best interest of the Funds.

Information about the Board of Trustees and Officers (Unaudited)
The Trust is managed by the Trustees in accordance with the laws of the state of Delaware governing business trusts. In addition to serving on the Board of Trustees of the Trust, each Trustee serves on the Board of the Allianz Variable Insurance Products Fund of Funds Trust (“FOF Trust”) and the AIM ETF Products Trust (“ETF Trust”) (collectively, the Trust, the FOF Trust, and ETF Trust are the “AIM Complex”). There are currently six Trustees, one of whom is an “interested person” of the Trust within the meaning of that term under the
1940 Act. The Trustees and Officers of the Trust, their addresses, years of birth, their positions held with the Trust, their terms of office with the Trust and length of time served, their principal occupation(s) during the past five years, the number of portfolios in the Trust they oversee, and their other directorships held during the past five years are as follows:
Independent Trustees
(1)
Name, Address, and Birth Year
Positions
Held with
AIM
Complex
Term of
Office
(2)
/Length
of Time Served
Principal Occupation(s)
During Past 5 Years
Number of
Portfolios
Overseen
for the AIM
Complex
Other
Directorships
Held Outside of
the AIM
Complex
During Past
5 Years
Peggy L. Ettestad (1957)
5701 Golden Hills Drive
Minneapolis, MN 55416
Lead
Independent
Trustee
Since 10/14 (Trustee
since 2/07)
Managing Director, Red Canoe Management Consulting LLC, 2008 to
present
56 None
Tamara Lynn Fagely (1958)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 12/17 Retired; previously, Chief Operations Officer, Hartford Funds, 2012 to
2013
56 Diamond Hill Funds
(10 Funds)
Richard H. Forde (1953)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 12/17 Retired; previously, Member of the Board and Chairman of the Finance and Investment Committee, Connecticut Water Service, Inc., 2013 to
2019
56 Connecticut Water
Service, Inc.
Jack Gee (1959)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 01/22 Retired; previously, Managing Director, BlackRock, Inc., Treasurer and
Chief Financial Officer U.S. iShares, 2004 to 2019
56 TWC ETF Trust (3
Funds);
Esoterica Thematic
Trust (2019 - 2020)
Claire R. Leonardi (1955)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 02/04 Retired; previously, CEO, Health eSense Inc. (a medical device company),
2015 to 2018, and Connecticut Innovations, Inc. (a venture capital firm),
2012 to 2015
56 None

Interested Trustee
(3)
(1) Each of the Independent Trustees is a member of the Audit and Operational Risk Oversight Committee.
(2) Indefinite.
(3) Is an “interested person,” as defined by the 1940 Act, due to employment by Allianz Life and the Manager.
Officers
(1) Indefinite.
(2) The Manager and the Trust are parties to a Compliance Services Agreement under which the Manager provides an employee of the Manager or one of its affiliates to act as the
Trust’s Chief Compliance Officer.
The Fund’s Statement of Additional Information (“SAI”) contains additional information about the Trust’s Trustees and Officers. The SAI is available without charge, upon request, by calling toll-free 800-624-0197 or at https://www.allianzlife.com.
Name, Address, and Birth Year
Positions
Held with
AIM
Complex
Term of
Office
(2)
/Length
of Time Served
Principal Occupation(s)
During Past 5 Years
Number of
Portfolios
Overseen
for the AIM
Complex
Other
Directorships
Held Outside of
the AIM
Complex
During Past
5 Years
Brian Muench (1970)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 06/11 President, Allianz Investment Management LLC, 2010 to present; Vice
President, Allianz Life, 2011 to present
56 None
Name, Address, and Birth Year
Positions Held with AIM
Complex
Term of Office
(1)
/
Length of Time
Served Principal Occupation(s) During Past 5 Years
Brian Muench (1970)
5701 Golden Hills Drive
Minneapolis, MN 55416
President Since 11/10 President, Allianz Investment Management LLC, 2010 to present; Vice President,
Allianz Life, 2011 to present
Amanda Farren (1978)
5701 Golden Hills Drive
Minneapolis, MN 55416
Secretary Since 02/24 Chief Legal Officer, Allianz Investment Management LLC; Senior Counsel, Allianz
Life, January 2024 to present; Senior Vice President and Director, The Bank of
New York Mellon, 2023; Vice President and Director, The Bank of New York
Mellon, 2015 -2023
Bashir C. Asad (1963)
Citi Fund Services Ohio, Inc.
4400 Easton Commons, Suite 200
Columbus, OH 43219
Treasurer, Principal Accounting
Officer and Principal Financial Officer
Since 06/16 Senior Vice President, Citi Fund Services Ohio, Inc., 2011 to present
Chris R. Pheiffer (1968)
5701 Golden Hills Drive
Minneapolis, MN 55416
Chief Compliance Officer
(2)
and
Anti-Money Laundering Compliance
Officer
Since 02/14 Chief Compliance Officer of the Trust and the FOF Trust, 2014 to present, and the
ETF Trust, 2020 to present
Michael Tanski (1970)
5701 Golden Hills Drive
Minneapolis, MN 55416
Vice President Since 04/09 Assistant Vice President, Allianz Investment Management LLC, 2013 to present
Laura Quade (1969)
5701 Golden Hills Drive
Minneapolis, MN 55416
Vice President Since 08/23 Vice President, Allianz Investment Management LLC, 2023 to present, previously
Director at Wealth Enhancement Group, November 2019 to November 2022; Vice
President, Head of Operations at Hartford Funds 2014 to 2019

ANNRPT1223 02/24
The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® Russell 1000 Growth Index Fund
Annual Report
December 31, 2023

AZL® Russell 1000 Growth Index Fund
Management Discussion and Analysis

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Report of Independent Registered Public Accounting Firm

Other Federal Income Tax Information

Other Information

Approval of Investment Advisory and Subadvisory Agreements

Information about the Board of Trustees and Officers

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

1
AZL® Russell 1000 Growth Index Fund Review (Unaudited)
Allianz Investment Management LLC
serves as the Manager for the AZL
®
Russell
1000 Growth Index Fund and BlackRock
Investment Management, LLC serves as
Subadviser to the Fund .
What factors affected the Fund’s performance
during the year ended December 31, 2023?*
For the year ended December 31, 2023, the AZL® Russell
1000 Growth Index Fund (Class 2 Shares) (the “Fund”) returned
42.69%. That compared to a 42.68% (net) return for its
benchmark, the Russell 1000® Growth Index.
1
The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Russell 1000®
Growth Index (“Index”), which is designed to provide a
comprehensive measure of the performance of large-cap stocks with growth characteristics.
U.S. equity markets began the first quarter of 2023 rallying on resilient economic data and signs of cooling inflation. However, the Federal Reserve (the Fed) reiterated its commitment to raise interest rates to bring inflation under control and continued
to raise rates during the quarter, briefly dampening investor enthusiasm. In March, headlines about banking sector issues led to a brief selloff in the financial sector.
During the second quarter, U.S. equities rallied on the successful resolution of a government debt ceiling standoff, resilient
economic data and strong performance by large-cap growth
stocks. Meanwhile, enthusiasm over artificial intelligence and semiconductor chip manufacturers helped drive gains in the
technology sector.
After a strong July, investor enthusiasm waned in August
and September, dampening market performance. Inflation
showed signs of persisting, pushed higher by rising oil prices, and investors grew uncertain about when the Fed would halt
its cycle of rate increases. The Fed’s decision to leave rates unchanged in September did little to ease investor concerns.
This weaker performance extended into the final quarter of
2023, as renewed conflict in the Middle East added to investors’
existing fears. Investor optimism returned in November and
December, as inflation data continued to cool, and the Fed held rates steady for the quarter. Anticipation of potential rate cuts in
2024 helped equities close out the year with strong gains.
The sectors within the Index all posted gains for the year,
with the information technology, communication services, and consumer discretionary sectors among the best performers. The energy, utilities, and consumer staples sectors lagged.
The Fund uses exchange traded futures for the purpose of
efficient portfolio management, and these derivatives did not have a significant impact on the Fund’s return in 2023.
Past performance does not guarantee future results.
* The Fund’s portfolio composition is subject to change. There is no guarantee that any sectors mentioned will continue to
perform as described or that securities in such sectors will be held by the Fund in the future. The information contained in this commentary is for informational purposes only and should not be construed as a recommendation to purchase or sell
securities in the sector mentioned. The Fund’s holdings and
weightings are as of December 31, 2023.
1
For a complete description of the Fund’s performance
benchmark please refer to page 2 of this report.

2
AZL® Russell 1000 Growth Index Fund Review (Unaudited)
Fund Objective
The Fund’s investment objective is to match the
total return of the Russell 1000® Growth Index
(the “Index”). This objective may be changed by
the Trustees of the Fund without shareholder
approval. The Fund seeks to achieve its objective
by investing in all stocks in the Index in proportion
to their weighting in the Index.
Investment Concerns
Equity securities (stocks) are more volatile and
carry more risk than other forms of investments,
including investments in high-grade fixed income
securities. The net asset value per share of this
Fund will fluctuate as the value of the securities in
the portfolio changes.
Returns on growth stocks may not move in
tandem with returns on other categories of stocks
or the market as a whole. Growth stocks may be
susceptible to rapid price swings or to adverse
developments in certain sectors of the market.
The performance of the Fund is expected to be
lower than that of the Index because of Fund fees
and expenses. Securities in which the Fund will
invest may involve substantial risk and may be
subject to sudden severe price declines.
Investing in a single industry or sector, or
concentrating investments in a limited number
of industries or sectors, tends to increase the
risk that economic, political, or regulatory
developments affecting certain industries or
sectors will have a large impact on the value of
the portfolio.
Investing in derivative instruments involves risks
that may be different from or greater than the risk
associated with investing directly in securities or
other traditional instruments.
For a complete description of these and other risks
associated with investing in the Fund, please refer
to the Fund’s prospectus.
Growth of $10,000 Investment
The chart above represents a comparison of a hypothetical investment in the Fund versus a similar investment in the Fund’s benchmarks and represents the reinvestment of dividends and capital gains in the Fund.
Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.Allianzlife.com.
The above expense ratios are based on the current Fund prospectus dated May 1, 2023. The Manager and the Fund have entered into a written agreement reducing the management fee to 0.35% through at least April 30, 2025. The Manager and the
Fund have entered into a written contract limiting operating expenses, excluding certain expenses (such as interest expense), to 0.59% for Class 1 Shares and 0.84% for Class 2 Shares through April 30, 2025. Additional information pertaining to the
December 31, 2023 expense ratios can be found in the Financial Highlights.
The total return of the Fund does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Such charges, fees and tax payments would reduce the performance quoted.
The Fund’s performance is measured against the Russell 1000® Growth Index, an unmanaged index that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees.
The Fund’s performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index.
Average Annual Total Returns as of December 31, 2023
Inception
Date
1
Year
3
Year
5
Year
10
Year
Since
Inception
  AZL
®
Russell 1000 Growth Index Fund, Class 1
10/17/2016
43.05% 8.66% 19.31% –% 17.25%
  AZL
®
Russell 1000 Growth Index Fund, Class 2
4/30/2010
42.69% 8.42% 19.03% 14.20% 14.52%
  Russell 1000 Growth Index
4/30 /2010
42.68% 8.86% 19.50% 14.86% 15.24%
Expense Ratio Gross
  AZL
®
Russell 1000 Growth Index Fund, Class 1 0.50%
  AZL
®
Russell 1000 Growth Index Fund, Class 2 0.75%

AZL Russell 1000 Growth Index Fund
3
Expense Examples
(Unaudited)
As a shareholder of the AZL Russell 1000 Growth Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.
The
Actual Expense
table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The
Hypothetical Expense
table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Beginning
Account Value
7/1/23
Ending
Account Value
12/31/23
Expenses Paid
During Period
7/1/23 - 12/31/23*
Annualized Expense
Ratio During Period
7/1/23 - 12/31/23
AZL Russell 1000 Growth Index Fund, Class 1 $1,000.00 $1,103.60 $2.33 0.44%
AZL Russell 1000 Growth Index Fund, Class 2 $1,000.00 $1,102.60 $3.66 0.69%
Beginning
Account Value
7/1/23
Ending
Account Value
12/31/23
Expenses Paid
During Period
7/1/23 - 12/31/23*
Annualized Expense
Ratio During Period
7/1/23 - 12/31/23
AZL Russell 1000 Growth Index Fund, Class 1 $1,000.00 $1,022.99 $2.24 0.44%
AZL Russell 1000 Growth Index Fund, Class 2 $1,000.00 $1,021.73 $3.52 0.69%
* Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).
Portfolio Composition
(Unaudited)
Investments
Percent
of Net Assets
Information Technology 43.4%
Consumer Discretionary 15.7
Communication Services 11.4
Health Care 10.6
Financials 6.4
Industrials 5.9
Consumer Staples 4.1
Real Estate 0.9
Materials 0.7
Energy 0.5
Utilities —
†
Total Common Stocks 99.6
Unaffiliated Investment Company 0.4
Affiliated Investment Company —
†
Total Investment Securities 100.0
Net other assets (liabilities) —
†
Net Assets 100.0%
† Represents less than 0.05%.

AZL Russell 1000 Growth Index Fund
Schedule of Portfolio Investments
December 31, 2023
4
See accompanying notes to the financial statements.
Shares Value
Common Stocks (99.6%):
Aerospace & Defense (0.7%):
1,627 Axon Enterprise, Inc.* $ 420,303
1,789 Boeing Co. (The)* 466,321
399 BWX Technologies, Inc. 30,615
924 HEICO Corp. 165,276
1,735 HEICO Corp., Class A 247,133
5,234 Lockheed Martin Corp. 2,372,258
209 Northrop Grumman Corp. 97,841
209 TransDigm Group, Inc. 211,425
4,011,172
Air Freight & Logistics (0.2%):
2,112 CH Robinson Worldwide, Inc. 182,456
531 Expeditors International of Washington, Inc. 67,543
4,738 United Parcel Service, Inc., Class B 744,956
994,955
Automobiles (2.9%):
65,191 Tesla, Inc.* 16,198,660
Banks (0.1%):
30 First Citizens BancShares, Inc., Class A 42,569
38,221 NU Holdings, Ltd., Class A* 318,381
360,950
Beverages (1.4%):
194 Boston Beer Co., Inc. (The), Class A* 67,044
711 Brown-Forman Corp., Class A 42,369
3,463 Brown-Forman Corp., Class B 197,737
3,528 Celsius Holdings, Inc.* 192,347
45,544 Coca-Cola Co. (The) 2,683,908
391 Constellation Brands, Inc., Class C 94,524
17,588 Monster Beverage Corp.* 1,013,245
22,443 PepsiCo, Inc. 3,811,719
8,102,893
Biotechnology (2.4%):
41,712 AbbVie, Inc. 6,464,109
2,357 Alnylam Pharmaceuticals, Inc.* 451,153
8,560 Amgen, Inc. 2,465,451
2,288 Apellis Pharmaceuticals, Inc.* 136,960
564 BioMarin Pharmaceutical, Inc.* 54,381
1,584 Exact Sciences Corp.* 117,184
5,259 Exelixis, Inc.* 126,163
3,219 Incyte Corp.* 202,121
3,059 Ionis Pharmaceuticals, Inc.* 154,755
724 Karuna Therapeutics, Inc.* 229,153
2,412 Natera, Inc.* 151,088
2,349 Neurocrine Biosciences, Inc.* 309,504
161 Regeneron Pharmaceuticals, Inc.* 141,405
5,898 Roivant Sciences, Ltd.* 66,235
2,116 Sarepta Therapeutics, Inc.* 204,046
1,855 Ultragenyx Pharmaceutical, Inc.* 88,706
5,577 Vertex Pharmaceuticals, Inc.* 2,269,225
13,631,639
Broadline Retail (5.9%):
212,869 Amazon.com, Inc.* 32,343,316
26,198 Coupang, Inc.* 424,146
847 eBay, Inc. 36,946
Shares Value
Common Stocks, continued
Broadline Retail, continued
1,540 Etsy, Inc.* $ 124,817
506 Ollie's Bargain Outlet Holdings, Inc.* 38,400
32,967,625
Building Products (0.2%):
336 A O Smith Corp. 27,700
1,521 Advanced Drainage Systems, Inc. 213,913
1,845 Allegion plc 233,743
331 Armstrong World Industries, Inc. 32,544
1,559 Trane Technologies plc 380,240
2,655 Trex Co., Inc.* 219,808
1,107,948
Capital Markets (1.3%):
2,496 Ameriprise Financial, Inc. 948,056
3,742 Ares Management Corp., Class A 444,999
16,767 Blackstone, Inc. 2,195,136
1,702 Blue Owl Capital, Inc. 25,360
896 FactSet Research Systems, Inc. 427,437
3,817 KKR & Co., Inc. 316,238
1,822 LPL Financial Holdings, Inc. 414,723
866 MarketAxess Holdings, Inc. 253,608
3,411 Moody's Corp. 1,332,200
599 Morningstar, Inc. 171,458
901 MSCI, Inc. 509,651
639 S&P Global, Inc. 281,492
1,018 Tradeweb Markets, Inc., Class A 92,516
705 XP, Inc., Class A 18,379
7,431,253
Chemicals (0.6%):
600 Axalta Coating Systems, Ltd.* 20,382
4,581 Ecolab, Inc. 908,641
476 FMC Corp. 30,012
1,098 Linde plc 450,960
1,388 PPG Industries, Inc. 207,575
621 RPM International, Inc. 69,322
1,055 Scotts Miracle-Gro Co. (The) 67,256
4,644 Sherwin-Williams Co. (The) 1,448,464
3,202,612
Commercial Services & Supplies (0.7%):
1,814 Cintas Corp. 1,093,225
20,115 Copart, Inc.* 985,635
159 MSA Safety, Inc. 26,844
3,297 RB Global, Inc. 220,537
5,866 Rollins, Inc. 256,168
245 Tetra Tech, Inc. 40,898
8,610 Waste Management, Inc. 1,542,051
4,165,358
Communications Equipment (0.5%):
5,910 Arista Networks, Inc.* 1,391,864
3,606 Motorola Solutions, Inc. 1,129,003
18 Ubiquiti, Inc. 2,512
2,523,379
Construction & Engineering (0.1%):
415 EMCOR Group, Inc. 89,403

AZL Russell 1000 Growth Index Fund
Schedule of Portfolio Investments
December 31, 2023
5
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Construction & Engineering, continued
886 Quanta Services, Inc. $ 191,199
16 Valmont Industries, Inc. 3,736
1,267 WillScot Mobile Mini Holdings Corp.* 56,382
340,720
Construction Materials (0.0%
†
):
509 Eagle Materials, Inc. 103,245
669 Vulcan Materials Co. 151,870
255,115
Consumer Finance (0.2%):
4,560 American Express Co. 854,271
2,428 SLM Corp. 46,423
900,694
Consumer Staples Distribution & Retail (1.8%):
846 Albertsons Cos., Inc., Class A 19,458
137 Casey's General Stores, Inc. 37,639
10,445 Costco Wholesale Corp. 6,894,536
5,208 Dollar General Corp. 708,028
1,591 Performance Food Group Co.* 110,018
11,965 Sysco Corp. 875,000
10,843 Target Corp. 1,544,260
10,188,939
Containers & Packaging (0.1%):
593 Avery Dennison Corp. 119,881
4,163 Graphic Packaging Holding Co. 102,618
2,032 Sealed Air Corp. 74,208
296,707
Distributors (0.1%):
921 Pool Corp. 367,212
Diversified Consumer Services (0.1%):
181 Bright Horizons Family Solutions, Inc.* 17,057
196 Grand Canyon Education, Inc.* 25,880
2,515 H&R Block, Inc. 121,651
1,384 Service Corp. International 94,735
259,323
Diversified Telecommunication Services (0.0%
†
):
2,580 Iridium Communications, Inc. 106,193
Electrical Equipment (0.2%):
6,727 ChargePoint Holdings, Inc.*^ 15,741
573 Hubbell, Inc. 188,477
2,719 Rockwell Automation, Inc. 844,195
449 Vertiv Holdings Co., Class A 21,566
1,069,979
Electronic Equipment, Instruments & Components (0.3%):
6,927 Amphenol Corp., Class A 686,673
2,995 CDW Corp. 680,823
1,930 Jabil, Inc. 245,882
1,039 Keysight Technologies, Inc.* 165,295
1,344 Vontier Corp. 46,435
235 Zebra Technologies Corp.* 64,233
1,889,341
Shares Value
Common Stocks, continued
Energy Equipment & Services (0.0%
†
):
4,255 Halliburton Co. $ 153,818
Entertainment (1.1%):
904 Live Nation Entertainment, Inc.* 84,615
10,201 Netflix, Inc.* 4,966,663
507 Playtika Holding Corp.* 4,421
10,968 ROBLOX Corp., Class A* 501,457
391 Roku, Inc.* 35,839
3,310 Spotify Technology SA* 621,982
1,433 TKO Group Holdings, Inc. 116,904
6,331,881
Financial Services (4.1%):
12,221 Apollo Global Management, Inc. 1,138,875
4,645 Block, Inc.* 359,291
8,560 Equitable Holdings, Inc. 285,048
603 Euronet Worldwide, Inc.* 61,198
3,916 Fiserv, Inc.* 520,201
1,578 FleetCor Technologies, Inc.* 445,959
589 Jack Henry & Associates, Inc. 96,249
19,617 Mastercard, Inc., Class A 8,366,847
23,891 PayPal Holdings, Inc.* 1,467,146
354 Rocket Cos., Inc., Class A*^ 5,126
1,341 Shift4 Payments, Inc., Class A* 99,690
8,171 Toast, Inc., Class A* 149,202
604 UWM Holdings Corp.^ 4,319
37,689 Visa, Inc., Class A 9,812,331
1,195 Western Union Co. (The) 14,244
501 WEX, Inc.* 97,470
22,923,196
Food Products (0.2%):
318 Freshpet, Inc.* 27,590
2,564 Hershey Co. (The) 478,032
3,310 Lamb Weston Holdings, Inc. 357,778
863,400
Ground Transportation (1.0%):
180 Avis Budget Group, Inc. 31,907
5,260 CSX Corp. 182,364
415 JB Hunt Transport Services, Inc. 82,892
630 Landstar System, Inc. 122,000
6,755 Lyft, Inc., Class A* 101,257
2,186 Old Dominion Freight Line, Inc. 886,051
72 Saia, Inc.* 31,552
46,495 Uber Technologies, Inc.* 2,862,697
792 U-Haul Holding Co. 55,788
6,180 Union Pacific Corp. 1,517,932
5,874,440
Health Care Equipment & Supplies (1.6%):
2,638 Abbott Laboratories 290,365
1,781 Align Technology, Inc.* 487,994
9,142 Dexcom, Inc.* 1,134,431
14,199 Edwards Lifesciences Corp.* 1,082,674
544 GE HealthCare Technologies, Inc. 42,062
835 Globus Medical, Inc.* 44,497
1,947 IDEXX Laboratories, Inc.* 1,080,682
636 Inspire Medical Systems, Inc.* 129,381
1,617 Insulet Corp.* 350,857

AZL Russell 1000 Growth Index Fund
Schedule of Portfolio Investments
December 31, 2023
6
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
8,234 Intuitive Surgical, Inc.* $ 2,777,822
1,050 Masimo Corp.* 123,071
2,552 Novocure, Ltd.* 38,101
825 Penumbra, Inc.* 207,521
3,423 ResMed, Inc. 588,824
841 Shockwave Medical, Inc.* 160,261
2,138 Stryker Corp. 640,245
222 Tandem Diabetes Care, Inc.* 6,567
9,185,355
Health Care Providers & Services (2.4%):
6,287 agilon health, Inc.* 78,902
3,041 Cardinal Health, Inc. 306,533
3,789 Cencora, Inc. 778,185
241 Chemed Corp. 140,925
499 Cigna Group (The) 149,425
1,314 DaVita, Inc.* 137,655
738 Elevance Health, Inc. 348,011
1,024 HCA Healthcare, Inc. 277,176
1,287 Humana, Inc. 589,201
1,222 McKesson Corp. 565,762
750 Molina Healthcare, Inc.* 270,982
18,470 UnitedHealth Group, Inc. 9,723,901
13,366,658
Health Care Technology (0.1%):
1,096 Certara, Inc.* 19,279
1,384 Doximity, Inc., Class A* 38,807
3,371 Veeva Systems, Inc., Class A* 648,985
707,071
Hotels, Restaurants & Leisure (2.9%):
9,499 Airbnb, Inc., Class A* 1,293,194
843 Booking Holdings, Inc.* 2,990,306
2,150 Caesars Entertainment, Inc.* 100,792
648 Chipotle Mexican Grill, Inc.* 1,481,950
720 Choice Hotels International, Inc. 81,576
1,655 Churchill Downs, Inc. 223,309
1,332 Darden Restaurants, Inc. 218,848
821 Domino's Pizza, Inc. 338,441
5,645 DoorDash, Inc., Class A* 558,234
9,641 DraftKings, Inc.* 339,845
2,428 Expedia Group, Inc.* 368,546
2,804 Hilton Worldwide Holdings, Inc. 510,580
8,150 Las Vegas Sands Corp. 401,061
5,854 Marriott International, Inc., Class A 1,320,136
7,101 McDonald's Corp. 2,105,518
2,604 Norwegian Cruise Line Holdings, Ltd.* 52,184
1,039 Planet Fitness, Inc., Class A* 75,847
1,635 Royal Caribbean Cruises, Ltd.* 211,716
26,598 Starbucks Corp. 2,553,674
1,537 Texas Roadhouse, Inc. 187,868
853 Travel + Leisure Co. 33,344
101 Vail Resorts, Inc. 21,560
4,532 Wendy's Co. (The) 88,283
689 Wingstop, Inc. 176,784
161 Wynn Resorts, Ltd. 14,669
5,784 Yum! Brands, Inc. 755,737
16,504,002
Shares Value
Common Stocks, continued
Household Durables (0.0%
†
):
4 NVR, Inc.* $ 28,002
866 Tempur Sealy International, Inc. 44,140
53 TopBuild Corp.* 19,836
91,978
Household Products (0.6%):
1,176 BJ's Wholesale Club Holdings, Inc.* 78,392
5,082 Church & Dwight Co., Inc. 480,554
2,939 Clorox Co. (The) 419,072
7,479 Kimberly-Clark Corp. 908,774
10,393 Procter & Gamble Co. (The) 1,522,990
3,409,782
Independent Power and Renewable Electricity Producers
(0.1%):
9,454 AES Corp. (The) 181,989
2,350 Vistra Corp. 90,522
272,511
Industrial Conglomerates (0.1%):
2,026 Honeywell International, Inc. 424,872
Insurance (0.8%):
1,102 Arch Capital Group, Ltd.* 81,845
303 Arthur J. Gallagher & Co. 68,139
2,139 Brown & Brown, Inc. 152,104
146 Everest Group, Ltd. 51,623
516 Kinsale Capital Group, Inc. 172,814
335 Lincoln National Corp. 9,035
9,326 Marsh & McLennan Cos., Inc. 1,766,997
523 Primerica, Inc. 107,612
10,320 Progressive Corp. (The) 1,643,770
333 RenaissanceRe Holdings, Ltd. 65,268
227 RLI Corp. 30,218
2,186 Ryan Specialty Holdings, Inc.* 94,042
340 Willis Towers Watson plc 82,008
4,325,475
Interactive Media & Services (9.9%):
140,405 Alphabet, Inc., Class A* 19,613,174
118,592 Alphabet, Inc., Class C* 16,713,171
6,127 Match Group, Inc.* 223,635
52,261 Meta Platforms, Inc., Class A* 18,498,304
14,056 Pinterest, Inc., Class A* 520,634
4,122 ZoomInfo Technologies, Inc.* 76,216
55,645,134
IT Services (1.7%):
14,945 Accenture plc, Class A 5,244,350
6,789 Cloudflare, Inc., Class A* 565,252
1,279 EPAM Systems, Inc.* 380,298
1,810 Gartner, Inc.* 816,509
991 Globant SA* 235,838
2,179 GoDaddy, Inc., Class A* 231,323
1,565 MongoDB, Inc.* 639,850
244 Okta, Inc.* 22,090
7,322 Snowflake, Inc., Class A* 1,457,078
714 Twilio, Inc., Class A* 54,171

AZL Russell 1000 Growth Index Fund
Schedule of Portfolio Investments
December 31, 2023
7
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
IT Services, continued
123 VeriSign, Inc.* $ 25,333
9,672,092
Leisure Products (0.0%
†
):
143 Brunswick Corp. 13,835
7,878 Peloton Interactive, Inc., Class A* 47,977
121 Polaris, Inc. 11,467
1,961 YETI Holdings, Inc.* 101,541
174,820
Life Sciences Tools & Services (1.3%):
2,191 10X Genomics, Inc., Class A* 122,608
5,601 Agilent Technologies, Inc. 778,707
3,508 Bio-Techne Corp. 270,677
2,388 Bruker Corp. 175,470
310 ICON plc* 87,752
1,084 Illumina, Inc.* 150,936
3,991 IQVIA Holdings, Inc.* 923,438
1,581 Maravai LifeSciences Holdings, Inc., Class A* 10,356
538 Medpace Holdings, Inc.* 164,913
512 Mettler-Toledo International, Inc.* 621,035
627 Repligen Corp.* 112,735
1,721 Sotera Health Co.* 28,999
5,603 Thermo Fisher Scientific, Inc. 2,974,016
1,396 Waters Corp.* 459,605
1,746 West Pharmaceutical Services, Inc. 614,802
7,496,049
Machinery (1.3%):
225 Allison Transmission Holdings, Inc. 13,084
9,126 Caterpillar, Inc. 2,698,284
5,855 Deere & Co. 2,341,239
1,284 Donaldson Co., Inc. 83,909
1,543 Graco, Inc. 133,871
157 IDEX Corp. 34,086
5,839 Illinois Tool Works, Inc. 1,529,468
1,228 Lincoln Electric Holdings, Inc. 267,041
624 Otis Worldwide Corp. 55,829
2,463 Toro Co. (The) 236,423
722 Xylem, Inc. 82,568
7,475,802
Media (0.3%):
10 Cable One, Inc. 5,566
2,404 Charter Communications, Inc., Class A* 934,387
26 Liberty Broadband Corp., Class A* 2,097
616 Liberty Broadband Corp., Class C* 49,643
300 Nexstar Media Group, Inc. 47,025
10,416 Trade Desk, Inc. (The), Class A* 749,535
1,788,253
Metals & Mining (0.0%
†
):
1,973 Southern Copper Corp. 169,816
Oil, Gas & Consumable Fuels (0.5%):
2,894 Antero Midstream Corp. 36,262
6,672 APA Corp. 239,391
5,727 Cheniere Energy, Inc. 977,656
3,650 Hess Corp. 526,184
1,464 New Fortress Energy, Inc.^ 55,237
Shares Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
629 ONEOK, Inc. $ 44,169
2,747 Ovintiv, Inc. 120,648
5,236 Targa Resources Corp. 454,851
140 Texas Pacific Land Corp. 220,143
2,674,541
Passenger Airlines (0.0%
†
):
6,159 American Airlines Group, Inc.* 84,625
837 Delta Air Lines, Inc. 33,672
118,297
Personal Care Products (0.1%):
1,751 Estee Lauder Cos., Inc. (The) 256,084
13,655 Kenvue, Inc. 293,992
550,076
Pharmaceuticals (2.7%):
19,995 Eli Lilly & Co. 11,655,485
808 Jazz Pharmaceuticals plc* 99,384
11,054 Merck & Co., Inc. 1,205,107
10,897 Zoetis, Inc. 2,150,741
15,110,717
Professional Services (1.0%):
8,393 Automatic Data Processing, Inc. 1,955,317
3,075 Booz Allen Hamilton Holding Corp. 393,323
2,330 Broadridge Financial Solutions, Inc. 479,398
322 Ceridian HCM Holding, Inc.* 21,613
1,987 Equifax, Inc. 491,365
157 FTI Consulting, Inc.* 31,267
1,141 Genpact, Ltd. 39,604
1,258 KBR, Inc. 69,706
7,582 Paychex, Inc. 903,092
1,253 Paycom Software, Inc. 259,020
971 Paylocity Holding Corp.* 160,069
3,376 Verisk Analytics, Inc. 806,391
5,610,165
Real Estate Management & Development (0.1%):
4,051 CoStar Group, Inc.* 354,017
Residential REITs (0.0%
†
):
1,485 Equity LifeStyle Properties, Inc. 104,752
685 Sun Communities, Inc. 91,550
196,302
Retail REITs (0.0%
†
):
1,668 Simon Property Group, Inc. 237,923
Semiconductors & Semiconductor Equipment (10.1%):
21,503 Advanced Micro Devices, Inc.* 3,169,757
1,669 Allegro MicroSystems, Inc.* 50,521
16,816 Applied Materials, Inc. 2,725,369
10,186 Broadcom, Inc. 11,370,123
3,188 Enphase Energy, Inc.* 421,262
198 Entegris, Inc. 23,724
3,234 KLA Corp. 1,879,924
2,944 Lam Research Corp. 2,305,917
3,242 Lattice Semiconductor Corp.* 223,666
9,025 Microchip Technology, Inc. 813,875
1,073 Monolithic Power Systems, Inc. 676,827

AZL Russell 1000 Growth Index Fund
Schedule of Portfolio Investments
December 31, 2023
8
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
56,141 NVIDIA Corp. $ 27,802,146
22,935 QUALCOMM, Inc. 3,317,089
2,986 Teradyne, Inc. 324,041
8,746 Texas Instruments, Inc. 1,490,843
540 Universal Display Corp. 103,280
56,698,364
Software (18.8%):
10,829 Adobe, Inc.* 6,460,581
1,596 Alteryx, Inc., Class A* 75,267
1,672 ANSYS, Inc.* 606,735
1,099 AppLovin Corp., Class A* 43,795
3,661 Atlassian Corp., Class A* 870,805
5,065 Autodesk, Inc.* 1,233,226
4,222 Bentley Systems, Inc., Class B 220,304
6,400 Cadence Design Systems, Inc.* 1,743,168
4,220 Confluent, Inc., Class A* 98,748
4,975 Crowdstrike Holdings, Inc., Class A* 1,270,217
6,483 Datadog, Inc., Class A* 786,907
4,639 DocuSign, Inc.* 275,789
3,355 DoubleVerify Holdings, Inc.* 123,397
5,449 Dropbox, Inc., Class A* 160,636
5,681 Dynatrace, Inc.* 310,694
1,838 Elastic NV* 207,143
568 Fair Isaac Corp.* 661,158
1,643 Five9, Inc.* 129,288
15,482 Fortinet, Inc.* 906,161
2,209 Gen Digital, Inc. 50,409
2,154 Gitlab, Inc., Class A* 135,616
1,623 HashiCorp, Inc., Class A* 38,368
1,093 HubSpot, Inc.* 634,530
6,469 Intuit, Inc. 4,043,319
1,490 Manhattan Associates, Inc.* 320,827
175,841 Microsoft Corp. 66,123,250
1,427 Nutanix, Inc., Class A* 68,054
14,982 Oracle Corp. 1,579,552
44,117 Palantir Technologies, Inc., Class A* 757,489
7,105 Palo Alto Networks, Inc.* 2,095,122
1,099 Pegasystems, Inc. 53,697
1,711 Procore Technologies, Inc.* 118,435
1,454 PTC, Inc.* 254,392
1,786 RingCentral, Inc., Class A* 60,635
16,891 Salesforce, Inc.* 4,444,698
645 SentinelOne, Inc., Class A* 17,699
4,800 ServiceNow, Inc.* 3,391,152
2,997 Smartsheet, Inc., Class A* 143,317
3,652 Splunk, Inc.* 556,382
3,594 Synopsys, Inc.* 1,850,587
2,254 Teradata Corp.* 98,071
761 Tyler Technologies, Inc.* 318,189
6,456 UiPath, Inc., Class A* 160,367
2,894 Unity Software, Inc.* 118,336
4,741 Workday, Inc., Class A* 1,308,800
2,114 Zscaler, Inc.* 468,378
105,393,690
Specialized REITs (0.8%):
10,975 American Tower Corp. 2,369,283
1,021 Crown Castle, Inc. 117,609
1,114 Equinix, Inc. 897,204
Shares Value
Common Stocks, continued
Specialized REITs, continued
3,405 Iron Mountain, Inc. $ 238,282
1,517 Lamar Advertising Co., Class A 161,227
2,147 Public Storage 654,835
277 SBA Communications Corp. 70,272
4,508,712
Specialty Retail (3.3%):
357 AutoZone, Inc.* 923,063
682 Best Buy Co., Inc. 53,387
1,562 Burlington Stores, Inc.* 303,778
224 CarMax, Inc.* 17,190
1,289 Five Below, Inc.* 274,763
2,393 Floor & Decor Holdings, Inc., Class A* 266,963
23,630 Home Depot, Inc. (The) 8,188,976
10,002 Lowe's Cos., Inc. 2,225,945
437 Murphy U.S.A., Inc. 155,817
1,197 O'Reilly Automotive, Inc.* 1,137,246
68 RH* 19,821
7,340 Ross Stores, Inc. 1,015,782
27,152 TJX Cos., Inc. (The) 2,547,129
2,570 Tractor Supply Co. 552,627
1,195 Ulta Beauty, Inc.* 585,538
1,149 Valvoline, Inc.* 43,179
679 Victoria's Secret & Co.* 18,021
736 Wayfair, Inc., Class A* 45,411
215 Williams-Sonoma, Inc. 43,383
18,418,019
Technology Hardware, Storage & Peripherals (12.0%):
348,421 Apple, Inc. 67,081,495
3,937 HP, Inc. 118,464
1,972 NetApp, Inc. 173,852
5,212 Pure Storage, Inc., Class A* 185,860
67,559,671
Textiles, Apparel & Luxury Goods (0.6%):
1,386 Crocs, Inc.* 129,466
615 Deckers Outdoor Corp.* 411,085
2,622 Lululemon Athletica, Inc.* 1,340,602
14,903 NIKE, Inc., Class B 1,618,019
99 Skechers USA, Inc., Class A* 6,172
383 Tapestry, Inc. 14,098
3,519,442
Trading Companies & Distributors (0.3%):
10,107 Fastenal Co. 654,631
285 Ferguson plc 55,025
366 SiteOne Landscape Supply, Inc.* 59,475
324 United Rentals, Inc. 185,788
1,042 W.W. Grainger, Inc. 863,495
211 Watsco, Inc. 90,407
1,908,821
Total Common Stocks (Cost $205,078,228) 560,087,829

AZL Russell 1000 Growth Index Fund
Schedule of Portfolio Investments
December 31, 2023
9
See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of December 31, 2023 .
Shares Value
Affiliated Investment Company (0.0%
†
):
Money Markets (0.0%
†
):
82,560 BlackRock Liquidity FedFund, Institutional Class
+
(a)
(b) $ 82,560
Total Affiliated Investment Company (Cost $82,560) 82,560
Shares Value
Unaffiliated Investment Company (0.4%):
Money Markets (0.4%):
1,975,702 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 5.25%(b) $ 1,975,702
Total Unaffiliated Investment Company (Cost $1,975,702) 1,975,702
Total Investment Securities
(Cost $207,136,490) — 100.0%(c) 562,146,091
Net other assets (liabilities) — 0.0%
†
(148,639)
Net Assets — 100.0% $ 561,997,452
* Non-income producing security.
+
Affiliated Securities
† Represents less than 0.05%.
^ This security or a partial position of this security was on loan as of December 31, 2023. The total value of securities on loan as of December 31, 2023 was $78,766.
(a) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2023.
(b) The rate represents the effective yield at December 31, 2023.
(c) See Federal Tax Information listed in the Notes to the Financial Statements.
Futures Contracts
At December 31, 2023, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
NASDAQ 100 E-Mini March Futures (U.S. Dollar) 3/15/24 5 $ 1,702,350 $ 65,467
S&P 500 Index E-Mini March Futures (U.S. Dollar) 3/15/24 2 482,000 14,114
$ 79,581

AZL Russell 1000 Growth Index Fund
10
See accompanying notes to the financial statements.
Statement of Assets and Liabilities
December 31, 2023
Statement of Operations
For the Year Ended December 31, 2023
Assets:
Investment securities, at cost $ 20 7 , 136 , 490
Investment securities, at value(a) $ 562,146,091
Deposit at broker for futures contracts collateral 132,200
Interest and dividends receivable 304,225
Receivable for capital shares issued 718
Prepaid expenses 2,498
Receivable from Manager 42,464
Reclaims receivable 557
Total Assets 562,628,753
Liabilities:
Cash overdraft 1,282
Payable for capital shares redeemed 121,013
Payable for collateral received on loaned securities 82,560
Payable for variation margin on futures contracts 9,542
Management fees payable 207,598
Administration fees payable 24,036
Distribution fees payable 104,594
Custodian fees payable 7,279
Administrative and compliance services fees payable 1,317
Transfer agent fees payable 2,805
Trustee fees payable 5,466
Other accrued liabilities 63,809
Total Liabilities 631,301
Commitments and contingent liabilities^
Net Assets
$ 561,997,452
Net Assets Consist of:
Paid in capital $ 31,899,457
Total distributable earnings 530,097,995
Net Assets
$ 561,997,452
Class 1
Net Assets $ 63,500,820
Shares of beneficial interest (unlimited number of shares authorized, no par value) 7,060,687
Net Asset Value (offering and redemption price per share) $ 8.99
Class 2
Net Assets $ 498,496,632
Shares of beneficial interest (unlimited number of shares authorized, no par value) 28,779,642
Net Asset Value (offering and redemption price per share) $ 17.32
(a) Includes securities on loan of $78,766.
^ See Note 3 in Notes to the Financial Statements.
Investment Income:
Dividends $ 5,507,969
Interest 6,741
Income from securities lending 12,585
Foreign withholding tax (293)
Total Investment Income 5,527,002
Expenses:
Management fees 2,516,639
Administration fees 171,505
Distribution fees - Class 2 1,285,248
Custodian fees 23,600
Administrative and compliance services fees 6,768
Transfer agent fees 13,998
Trustee fees 30,544
Professional fees 26,820
Licensing fees 111,067
Shareholder reports 8,595
Other expenses 17,333
Total expenses before reductions 4,212,117
Less Management fees contractually waived (514,777)
Net expenses 3,697,340
Net Investment Income/(Loss)
1,829,662
Net realized and Change in net unrealized gains/losses on
investments:
Net realized gains/(losses) on securities and foreign currencies 174,511,851
Net realized gains/(losses) on futures contracts 766,616
Change in net unrealized appreciation/depreciation on securities and foreign currencies 24,291,872
Change in net unrealized appreciation/depreciation on futures contracts 106,071
Net realized and Change in net unrealized gains/losses on
investments
199,676,410
Change in Net Assets Resulting From Operations
$ 201,506,072

AZL Russell 1000 Growth Index Fund
11
See accompanying notes to the financial statements.
Statements of Changes in Net Assets
For the
Year Ended
December 31, 2023
For the
Year Ended
December 31, 2022
Change In Net Assets:
Operations:
Net investment income/(loss) $ 1,829,662 $ 2,564,495
Net realized gains/(losses) on investments 175,278,467 39,063,766
Change in unrealized appreciation/depreciation on investments 24,397,943 (361,760,059)
Change in net assets resulting from operations 201,506,072 (320,131,798)
Distributions to Shareholders:
Class 1 (7,964,071) (17,707,517)
Class 2 (33,335,771) (144,665,246)
Change in net assets resulting from distributions to shareholders (41,299,842) (162,372,763)
Capital Transactions:
Class 1
Proceeds from shares issued 72,533 347,832
Proceeds from dividends reinvested 7,964,071 17,707,517
Value of shares redeemed (7,577,648) (7,701,896)
Total Class 1 Shares 458,956 10,353,453
Class 2
Proceeds from shares issued 1,890,648 7,831,397
Proceeds from dividends reinvested 33,335,771 144,665,246
Value of shares redeemed (334,718,950) (97,282,257)
Total Class 2 Shares (299,492,531) 55,214,386
Change in net assets resulting from capital transactions (299,033,575) 65,567,839
Change in net assets (138,827,345) (416,936,722)
Net Assets:
Beginning of period 700,824,797 1,117,761,519
End of period $ 561,997,452 $ 700,824,797
Share Transactions:
Class 1
Shares issued 8,544 28,219
Dividends reinvested 1,006,836 2,348,477
Shares redeemed (887,472) (704,447)
Total Class 1 Shares 127,908 1,672,249
Class 2
Shares issued 124,573 456,011
Dividends reinvested 2,185,952 10,684,287
Shares redeemed (23,213,745) (5,461,931)
Total Class 2 Shares (20,903,220) 5,678,367
Change in shares (20,775,312) 7,350,616

AZL Russell 1000 Growth Index Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)
12
See accompanying notes to the financial statements.
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Year Ended
December 31,
2020
Year Ended
December 31,
2019
Class 1
Net Asset Value, Beginning of Period
$ 7.29  $ 15.38  $ 14.68  $ 11.46  $ 10.12
Investment Activities:
Net Investment Income/(Loss)(a) 0.05  0.06  0.05  0.07  0.10
Net Realized and Unrealized Gains/(Losses) on Investments 2.91  (4.46) 3.62  4.28  3.28
Total from Investment Activities 2.96  (4.40) 3.67  4.35  3.38
Distributions to Shareholders From:
Net Investment Income (0.13) (0.08) (0.12) (0.15) (0.18)
Net Realized Gains (1.13) (3.61) (2.85) (0.98) (1.86)
Total Dividends (1.26) (3.69) (2.97) (1.13) (2.04)
Net Asset Value, End of Period
$ 8.99  $ 7.29  $ 15.38  $ 14.68  $ 11.46
Total Return (b)
43.05% (29.45)% 27.14% 39.03% 35.53%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $ 63,501  $ 50,561  $ 80,919  $ 70,903  $ 57,430
Net Investment Income/(Loss) 0.53% 0.54% 0.31% 0.56% 0.86%
Expenses Before Reductions(c) 0.51% 0.50% 0.51% 0.52% 0.51%
Expenses Net of Reductions 0.42% 0.41% 0.42% 0.43% 0.43%
Portfolio Turnover Rate(d) 11% 12% 18% 22% 15%
Class 2
Net Asset Value, Beginning of Period
$ 13.09  $ 23.56  $ 21.11  $ 16.10  $ 13.53
Investment Activities:
Net Investment Income/(Loss)(a) 0.05  0.05  0.01  0.06  0.10
Net Realized and Unrealized Gains/(Losses) on Investments 5.37  (6.90) 5.35  6.04  4.46
Total from Investment Activities 5.42  (6.85) 5.36  6.10  4.56
Distributions to Shareholders From:
Net Investment Income (0.06) (0.01) (0.06) (0.11) (0.13)
Net Realized Gains (1.13) (3.61) (2.85) (0.98) (1.86)
Total Dividends (1.19) (3.62) (2.91) (1.09) (1.99)
Net Asset Value, End of Period
$ 17.32  $ 13.09  $ 23.56  $ 21.11  $ 16.10
Total Return (b)
42.69% (29.59)% 26.87% 38.58% 35.28%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $ 498,497  $ 650,264  $ 1,036,843  $ 995,350  $ 871,046
Net Investment Income/(Loss) 0.30% 0.29% 0.06% 0.31% 0.61%
Expenses Before Reductions(c) 0.76% 0.75% 0.76% 0.77% 0.76%
Expenses Net of Reductions 0.67% 0.66% 0.67% 0.68% 0.68%
Portfolio Turnover Rate(d) 11% 12% 18% 22% 15%
(a) Calculated using the average shares method.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges.  If these charges were included, the returns would have been lower.
(c) Excludes fee reductions.  If such fee reductions had not occurred, the ratios would have been as indicated.
(d) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

AZL Russell 1000 Growth Index Fund
Notes to the Financial Statements
December 31, 2023
13
1. Organization
The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services— Investment
Companies.” The Trust consists of 16 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Russell 1000
Growth Index Fund (the “Fund”), and 15 are presented in separate reports. The Fund is a diversified series of the Trust.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance
Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
2.  Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-
dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Real Estate Investment Trusts
The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.
Foreign Currency Translation and Withholding Taxes
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.
Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

AZL Russell 1000 Growth Index Fund
Notes to the Financial Statements
December 31, 2023
14
Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance
Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment
Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Class Allocation
The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of the Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred. All share classes have equal voting rights, except that voting with respect to matters that affect a single class is limited to shares of that class.
Securities Lending
To generate additional income, the Fund may lend up to 33 1⁄3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash,
U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities).
The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The
Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned.
There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at December 31, 2023 are presented on the Fund’s Schedule of Portfolio Investments.
Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent
9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $1,234 during the year ended December 31, 2023. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $82,560 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of December 31, 2023. At December 31, 2023, there were no master netting provisions in the securities lending agreement.
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the year ended December 31, 2023, the Fund did not engage in any Rule 17a-7 transactions.
Derivative Instruments
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the
Fund, including the primary underlying risk exposures related to each instrument type.
Futures Contracts
During the year ended December 31, 2023, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the year ended December
31, 2023, the monthly average notional amount for long contracts was $3.4 million. There was no short contract activity during the period. Realized gains and losses are reported as
“Net realized gains/(losses) on futures contracts” on the Statement of Operations.

AZL Russell 1000 Growth Index Fund
Notes to the Financial Statements
December 31, 2023
15
Summary of Derivative Instruments
The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of December 31, 2023:
The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the year ended December 31, 2023:
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock
Investment” or the “Subadviser”), BlackRock Investment provides investment advisory services for and makes investment decisions on behalf of the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Management fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2025.
For the year ended December 31, 2023, the annual rate due to the Manager and the annual expense limit were as follows:
* The Manager waived, prior to any application of expense limit, the management fee to 0.35% on all assets in order to maintain a more competitive expense ratio. The Manager reserves the right to increase the management fee to the amount shown in the table above (i.e., discontinue the waiver) at any time after April 30, 2025. The annual rate due to the
Subadviser from the Manager is 0.015%.
Any amounts contractually waived or remitted to the Fund by the Manager with respect to the annual expense limit in a particular fiscal year may be reimbursed by the Fund to the
Manager, provided that such reimbursement will not cause the Fund to exceed the lesser of any applicable expense limit in effect (i) at the time of the original waiver or payment and (ii) at the time of such reimbursement, as supported by standard accounting practices. Such reimbursement only applies to amounts waived or paid by the Manager within the three years prior to the date of such reimbursement, calculated monthly from when the waiver or payment was recorded. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager." At December 31, 2023, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations, as applicable.
Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and
compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of combined average daily net assets of the Funds on the first $4 billion, 0.04% of combined average daily net assets of the Funds on the next
$2 billion, 0.02% of combined average daily net assets of the Funds on the next $2 billion and 0.01% of combined average daily net assets of the Funds over $8 billion. The overall
Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any
Asset Derivatives Liability Derivatives
Primary Risk Exposure
Statement of Assets
and Liabilities Location Total Value
Statement of Assets
and Liabilities Location Total Value
Equity Risk
79,581 –
Futures Contracts Receivable for variation margin on futures contracts* $79,581 Payable for variation margin on futures contracts* $—
* For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day's variation margin, if any, is reported within the Statement of Assets and Liabilities as Variation margin on futures contracts.
Primary Risk Exposure
Location of Gains/(Losses)
on Derivatives
Recognized
Realized Gains/(Losses)
on Derivatives
Recognized
Change in Net Unrealized
Appreciation/Depreciation
on Derivatives Recognized
Equity Risk
(766,616) (106,071)
Futures Contracts Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/depreciation on futures contracts
$ 766,616 $ 106,071
Annual Rate* Annual Expense Limit
AZL Russell 1000 Growth Index Fund, Class 1 0.44% 0.59%
AZL Russell 1000 Growth Index Fund, Class 2 0.44% 0.84%

AZL Russell 1000 Growth Index Fund
Notes to the Financial Statements
December 31, 2023
16
Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY
Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the average daily net assets attributable to Class 2 shares, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Security prices are determined pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange
(“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used. Securities listed on
NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level
1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy. Futures contracts are valued at the settlement prices established each day on the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.
Other assets and securities for which market quotations have become unreliable or are not readily available as defined in Rule 2a-5 under the 1940 Act are valued in accordance with valuation procedures approved by the Board. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as
Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.
In accordance with valuation procedures approved by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. These procedures include the Fund’s use of a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.
The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.
The following is a summary of the valuation inputs used as of December 31, 2023 in valuing the Fund’s investments based upon the three levels defined above:
Investment Securities: Level 1 Level 2 Level 3 Total
Common Stocks
+
$ 560,087,829 $ — $ — $ 560,087,829
Affiliated Investment Company 82,560 — — 82,560
Unaffiliated Investment Company 1,975,702 — — 1,975,702
Total Investment Securities 562,146,091 — — 562,146,091
Other Financial Instruments:
*
Futures Contracts 79,581 — — 79,581
Total Investments $562,225,672 $— $— $562,225,672
+
For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.
*
Other Financial Instruments would include any derivative instruments, such as futures contracts.  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

AZL Russell 1000 Growth Index Fund
Notes to the Financial Statements
December 31, 2023
17
5. Security Purchases and Sales
For the year ended December 31, 2023 cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:
6. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Concentration Risk: The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class.
Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.
Market Risk : The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to a particular company, such as real or perceived adverse economic conditions, inflation, recessions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.
Technology Sector Risk: Technology companies, including information technology companies, may have limited product lines, markets, financial resources or personnel. Technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.
7. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2023 is $209,294,222. The gross unrealized appreciation/
(depreciation) on a tax basis is as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2023, was as follows:
Purchases Sales
AZL Russell 1000 Growth Index Fund $66,132,126 $404,362,441
Unrealized appreciation $357,099,788
Unrealized (depreciation) (4,247,919)
Net unrealized appreciation/(depreciation) $352,851,869
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL Russell 1000 Growth Index Fund $2,565,011 $38,734,831 $41,299,842
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

AZL Russell 1000 Growth Index Fund
Notes to the Financial Statements
December 31, 2023
18
The tax character of dividends paid to shareholders during the year ended December 31, 2022 was as follows:
At December 31, 2023, the components of accumulated earnings on a tax basis were as follows:
8. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the
1940 Act. As of December 31, 2023 the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 95% of the Fund.
Investment activities of this shareholder could have a material impact to the Fund.
9. Recent Regulatory Pronouncements
Effective January 24, 2023, the SEC adopted rule and form amendments that require open-end management investment companies to transmit concise and visually engaging annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a tailored shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24,
2024. Accordingly, the rule and form amendments will not impact the Fund until the 2024 semi-annual shareholder report and will have no effect on the Fund’s accounting policies or financial statements.
10. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL Russell 1000 Growth Index Fund $4,773,902 $157,598,861 $162,372,763
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
Depreciation(a)
Total
Accumulated
Earnings/ (Deficit)
AZL Russell 1000 Growth Index Fund $138,650,814 $38,595,326 $— $352,851,869 $530,098,009
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales, investments in real estate investment trusts, straddles and other miscellaneous differences.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
19
To the Board of Trustees of Allianz Variable Insurance Products Trust and Shareholders of
AZL Russell 1000 Growth Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of AZL Russell 1000 Growth Index Fund (one of the funds constituting Allianz Variable Insurance Products Trust, referred to hereafter as the "Fund") as of December 31, 2023, the related statement of operations for the year ended
December 31, 2023, the statements of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2023 and the financial highlights for each of the five years in the period ended December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
New York, New York
February 22, 2024
We have served as the auditor of one or more investment companies in the Allianz Variable Insurance Products complex since 2018.

20
Other Federal Income Tax Information (Unaudited)
For the year ended December 31, 2023, 100% of the total ordinary income dividends paid by the Fund qualify for the corporate dividends received deductions available to corporate shareholders.
During the year ended December 31, 2023, the Fund declared net long-term capital gain distributions of $38,734,831.

21
Other Information (Unaudited)
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov .
The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov, or may be obtained by calling 800-624-0197.

22
Approval of Investment Advisory and Subadvisory Agreements (Unaudited)
Subject to the general supervision of the Board of Trustees (the “Board”) and in accordance with the investment objectives and restrictions of each separate series (together, the
“Funds”) of the Allianz Variable Insurance Products Trust (the “Trust”), investment advisory services are provided to the Funds by Allianz Investment Management LLC (the “Manager”).
As used in this section, “Fund” refers to any of the Funds other than the AZL Moderate Index Strategy Fund. The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board, is responsible for the management of each Fund. For management services, each Fund pays the Manager an investment advisory fee based upon the Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing the Fund if and when total Fund operating expenses exceed certain amounts until at least April 30, 2025 (the “Expense Limitation Agreement”).
Each Fund is a manager-of-managers fund. That means that the Manager is responsible for monitoring the various Subadvisers that have day-to-day responsibility for the investment decisions made for each Fund. The Manager also is responsible for determining, in the first instance, which investment advisers to consider recommending for selection as a
Subadviser.
In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America (“Allianz Life”) and its subsidiary, Allianz Life Insurance Company of New York (“Allianz of New York”). Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products, and not in the retail fund market.
The Manager has adopted policies and procedures to assist it in the process of analyzing each potential Subadviser with expertise in particular asset classes for purposes of making the recommendation that a specific investment adviser be selected. The Board reviews and considers the information provided by the Manager in deciding which investment advisers to select as a Subadviser. After an investment adviser becomes a Subadviser, a similarly rigorous process is instituted by the Manager to monitor the investment performance and other responsibilities of the Subadviser. The Manager reports to the Board on its analysis at the regular meetings of the Board, which are held at least quarterly. Where warranted, the Manager will add or remove a particular Subadviser from a “watch” list that it maintains. Watch list criteria include, for example: (a) Fund performance over various time periods;
(b) Fund risk issues, such as changes in key personnel involved with Fund management, changes in investment philosophy or process, or “capacity” concerns; and (c) organizational risk issues, such as regulatory, compliance or legal concerns, or changes in the ownership of the Subadviser. The Manager may place a Fund on the watch list for other reasons, and if so, will explain its rationale to the Board. Funds which are on the watch list are subject to additional scrutiny by the Manager and the Board. Funds may be removed from such watch list, if for example, performance improves or regulatory matters are satisfactorily resolved. However, in some situations where Funds have been on the watch list, the Manager has recommended the retention of a new Subadviser, and the Board has subsequently considered and approved retention of the new Subadviser.
As required by the Investment Company Act of 1940 (the “1940 Act”), the Board has reviewed and approved the Management Agreement with the Manager and the portfolio management agreements (the “Subadvisory Agreements”; and together with the Management Agreement, the “Advisory Contracts”) with the Subadvisers. The Board’s decision to approve these contracts reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of these contracts, the Board considered many factors, among the most material of which are: the Fund’s investment objectives and long-term performance; the Manager’s and Subadvisers’
(collectively, the “Advisory Organizations”) management philosophy, personnel, processes and investment performance, including their compliance history and the adequacy of their compliance processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.
The Board also considered the compensation and benefits received by the Advisory Organizations. This includes fees received for services provided to the Fund by affiliated persons of the Advisory Organizations and research services received by the Advisory Organizations from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Services Agreement and a Compliance Services Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance
Officer; and (2) Allianz Life Financial Services, LLC, an affiliated person of the Manager, is a registered securities broker-dealer and received (along with its affiliated persons) any payments made by the Funds pursuant to Rule 12b1.
The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature, extent and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; the profitability of acting as adviser to the fund; and the extent to which the independent Board members, who are not “interested persons” of a fund as defined by the 1940 Act (“Independent Trustees”), are fully informed about all facts bearing on the adviser’s services and fees. The
Board is aware of these factors and takes them into account in its review of the Advisory Contracts.
Each member of the Board considered and weighed these factors in light of his or her experience in governing the Trust and working with the Advisory Organizations on matters relating to the Funds. The Board is assisted in its deliberations by the advice of independent legal counsel to the Independent Trustees (“Independent Trustee Counsel”). In this regard, the Board requests and receives a significant amount of information about the Funds and the Advisory Organizations. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meetings at which the Board’s formal review of the Advisory Contracts occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of Advisory Contracts is informed by reports covering such matters as: an Advisory Organization’s investment philosophy, personnel, and processes; the Fund’s investment performance (in absolute terms as well as in relationship to its benchmark(s) and certain competitor or “peer group” funds), and comments on the reasons for performance; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to peer group and/or competing funds, with due regard for the Expense Limitation Agreement and additional voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities; the nature, extent and quality of the advisory and other services provided to the Fund by the Advisory Organizations and their affiliates; compliance and audit reports concerning the Funds and the companies that service them; and
relevant developments in the mutual fund industry and how the Funds and/or Advisory Organizations are responding to them.

23
The Board also receives financial information about the Advisory Organizations, including reports on the compensation and benefits the Advisory Organizations derive from their relationships with the Funds. These reports cover not only the fees under the Advisory Contracts, but also the fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or “fall-out” benefits an Advisory Organization may derive from its relationship with the Funds.
In assessing the Advisory Organizations’ performance of their obligations, the Board may also consider whether there has occurred a circumstance or event that would constitute a reason for it to not renew an Advisory Contract. In this regard, the Board is mindful of the potential disruption of a Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew a contract.
The Advisory Contracts were most recently considered at Board meetings held in the summer and fall of 2023. Information relevant to the approval of such Advisory Contracts was considered at Board meetings held June 13 and 20, 2023, and September 19, 2023, as well as in various other meetings preceding those meetings. Accordingly, the Advisory
Contracts were approved by the Board at an in-person meeting on September 19, 2023. At such meeting the Board also approved the Expense Limitation Agreement between the
Manager and the Trust for the period ending April 30, 2025. Additionally, at the meeting held September 19, 2023, the Board considered and approved a recommendation to reduce, through at least April 30, 2025, the management fee of the AZL MSCI Global Equity Index Fund.
In connection with such meetings, the Board requested and evaluated extensive materials from the Advisory Organizations, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third-party provider and other sources believed to be reliable by the Manager and the Trustees. Prior to voting, the Trustees reviewed the proposed approval of the Advisory Contracts with management and with Independent Trustee Counsel and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approval. The Independent Trustees also discussed the proposed approval in private sessions with Independent Trustee Counsel at which no representatives of the Manager or Subadvisers were present. In reaching their determinations relating to the approval of the Advisory Contracts, in respect of each Fund, each member of the Board considered all factors he or she believed relevant. The Board based its decision to approve the Advisory
Contracts on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to every Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.
Shareholder reports must include a discussion of certain factors relating to the selection of investment advisers and the approval of advisory fees. The “factors” enumerated by the
SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:
(1) The nature, extent and quality of services provided by the Manager and Subadvisers . The Trustees noted that the Manager, subject to the oversight of the Board, administers each Fund’s business and other affairs. Under the Management Agreement, the Manager holds the sole and exclusive responsibility to provide, or arrange for others to provide, the management of the Funds’ assets and the placement of orders for the purchase and sale of the securities of the Funds. As each Fund is a manager of managers fund, the Manager is authorized, under the Management Agreement, to retain one or more Subadvisers for each Fund to handle day-to-day management of the Funds’ investment portfolios; the Manager is responsible for determining, in the first instance, which investment advisers to recommend to the Board for selection as a Subadviser. The Board was aware that, notwithstanding the retention of the Subadvisers to handle day-to-day portfolio management, the Manager remains responsible for substantial other matters, including continuously monitoring compliance by each Subadviser with the investment policies and restrictions of the respective Funds, with such other limitations or directions of the Board, and with all legal requirements under federal or state law or regulation. The Manager also is responsible primarily to provide statistical information and other data to the Board regarding the Funds’ portfolio investments and to make available to the Funds’ administrator such information as is necessary for the conduct of its duties.
The Board also noted that the Manager provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any other service providers retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer and certain compliance staff, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.
The Board considered the scope and quality of services provided by the Manager and the Subadvisers and noted that the scope of the services provided has continued to expand as a result of regulatory and other developments. The Board noted that, for example, the Manager and Subadvisers are responsible for maintaining and monitoring their own compliance programs, and these compliance programs are continuously refined and enhanced in light of new regulatory requirements. The Board considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Board members concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Trust and to each of the Funds under the Advisory Contracts.
(2) The investment performance of the Funds, the Manager and the Subadvisers . In connection with every quarterly Board meeting, as well as the summer and fall 2023 contract review process, the Board receives extensive information on the performance results of each of the Funds. This includes performance information on the Funds for the previous quarter, and previous one-, three- and five-year periods, to the extent available. The performance information considered includes information on absolute total return, performance versus the appropriate benchmark(s), and performance versus peer groups as reported by Lipper. For example, in connection with the Board meetings held June 13 and 20, 2023, and
September 19, 2023, the Manager reported that for the one-year period ended December 31, 2022, six Funds were in the top 40%, five were in the middle 20%, and four were in the bottom 40% of their respective Lipper peer groups. For the three-year period ended December 31, 2022, nine Funds were in the top 40%, two were in the middle 20% and four were in the bottom 40% of their respective Lipper peer groups. For the five-year period ended December 31, 2022, seven Funds were in the top 40%, four were in the middle 20%, and four were in the bottom 40% of their respective Lipper peer groups. For Funds which are index funds, the Board each quarter also receives information on the extent, if any, to which such Funds deviate from their particular benchmark index (referred to as “index attribution”).
Two Funds, the AZL Russell 1000 Value Index Fund and the AZL Government Money Market Fund, were in the bottom 40% for all of the one-, three- and five-year periods. The
Board had previously met with the portfolio managers of the AZL Russell 1000 Value Index Fund in December 2021 and met with the portfolio managers of the AZL Government
Money Market Fund in June 2023 to receive and review enhanced reporting on each Fund’s current investment strategy, process and outlook. As a result of these discussions and other discussions with representatives of the Manager, the Board considered the reasons for the underperformance of these Funds, including the headwinds faced by their long-
term investment strategies. The Board understood that such underperformance was not a reflection of the nature, extent or quality of services being provided by the respective
Subadvisers. The Board considered that the AZL Russell 1000 Value Index Fund seeks to track its underlying index and does not take defensive positions under any market conditions, including in periods of market decline. The Board also considered the impact of low short-term interest rates on the performance of the AZL Government Money Market Fund during the periods measured.

24
The Board considered that the AZL Enhanced Bond Index Fund, which was in the bottom 40% of its Lipper peer group for the three- and five-year periods, had shown improved relative performance in more recent periods.
At the Board meeting held September 19, 2023, the Board also received updated performance information for the Funds, including updated Lipper peer group ranking information, for various periods ending June 30, 2023.
Thus, at the Board meeting held September 19, 2023, the Board determined that the overall investment performance of the Funds was acceptable.
(3) The costs of services to be provided and profits to be realized by the Manager and the Subadvisers and their affiliates from their relationship with the Funds . The Manager supplied information to the Board pertaining to the level of investment advisory fees to which the Funds are subject. The Manager has agreed to temporarily limit Fund expenses at certain levels, and information is provided to the Board setting forth “contractual” advisory fees and “actual” fees after taking expense limits and any temporary fee waivers into account.
The Board noted that the subadvisory fees are paid by the Manager to each Subadviser and are not additional fees borne by the Funds. Based upon the information provided, the
“actual” advisory fees payable by the Funds overall are generally comparable to the average level of fees paid by the Funds’ peer groups. For the 15 Funds reviewed by the Board in the summer and fall of 2023, 14 Funds paid “actual” advisory fees in a percentage amount within the 65 th
percentile or lower for each Fund’s applicable category. (A lower percentile reflects lower fund fees and is better for fund shareholders.) The Board recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.
Based upon the information provided, the management fee ranking in 2022 for the 15 Funds was as follows: (1) 14 of the Funds had management fee rankings at or below the 65th percentile (with 11 Funds at or below the 50th percentile); and (2) for the AZL MSCI Global Equity Index Fund, it was determined that there was poor peer group comparability due to there being only one other fund in the category. In addition, the Board also considered that the AZL Enhanced Bond Index Fund ranked at the 65th percentile in the bond index category, but that the Fund’s enhanced bond strategy lacks direct peers.
The Manager has also supplied information to the Board pertaining to total Fund expenses (which include advisory fees, the 25 basis point 12b1 fee paid by the Funds, and other Fund expenses). As noted above, the Manager has agreed to limit Fund expenses at certain levels.
The Manager has committed to providing the Funds with a high quality of service and working to reduce Fund expenses over time.
The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2020 through 2022. The Board recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Board considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Board focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Board recognized that the Manager should earn a reasonable level of profits for the services it provides to each Fund.
The Manager, on behalf of the Board, endeavored to obtain information on the profitability of each Subadviser in connection with its relationship with the Fund or Funds which it subadvised. The Manager was unable to obtain consistent profitability information from some of the Subadvisers that would allow the Board to determine the profits derived from the
Subadviser’s relationship to the Fund or Funds, rather than its overall level of profitability. In considering profitability information, the Board considered the possible effect of any fall-
out benefits to the Subadvisers and their affiliates. The Board considered the difficulty of allocating costs to multiple advisory accounts and products of a large advisory organization.
The Manager assured the Board that the Subadvisory Agreements with the Subadvisers, none of which are affiliated with the Manager, were negotiated on an “arm’s length” basis, which should not result in excessive profits for the Subadvisers.
(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale. The Board noted that the advisory fee schedules for the Funds (other than AZL FIAM Multi-Strategy Fund, AZL FIAM Total Bond Fund, and AZL MSCI Global Equity Index Fund) do not contain breakpoints that reduce the fee rate on assets above specified levels, although certain Subadvisory Agreements have such “breakpoints.” The Board recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. The Board found that there was no uniform methodology for establishing breakpoints that give effect to Fund-specific services provided by the Manager. The Board noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Board noted that the total assets in all of the Funds, as of June
30, 2023, were approximately $14.6 billion, and that no single Fund had assets in excess of approximately $3.0 billion.
The Board noted that the Manager has agreed to temporarily limit Fund expenses under the Expense Limitation Agreement, which has the effect of reducing expenses similar to implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of expense limits and/or advisory fee breakpoints as Fund assets change. The Board receives quarterly reports on the level of Fund assets. The Board expects to continue to consider: (a) the extent to which economies of scale have been realized, and (b) whether the advisory fee should be modified, either in connection with the next renewal of the Advisory Contracts or by modifying the Expense Limitation Agreement, to reflect such economies of scale, if any.
Having taken these factors into account, the Board concluded that the absence of breakpoints in the Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.
In conclusion, after full consideration of the above factors, as well as such other factors as each member of the Board considered instructive in evaluating the Advisory Contracts, the
Board concluded that the advisory fees were reasonable, and that the continuation of the Advisory Contracts was in the best interest of the Funds.

25
Information about the Board of Trustees and Officers (Unaudited)
The Trust is managed by the Trustees in accordance with the laws of the state of Delaware governing business trusts. In addition to serving on the Board of Trustees of the Trust, each Trustee serves on the Board of the Allianz Variable Insurance Products Fund of Funds Trust (“FOF Trust”) and the AIM ETF Products Trust (“ETF Trust”) (collectively, the Trust, the FOF Trust, and ETF Trust are the “AIM Complex”). There are currently six Trustees, one of whom is an “interested person” of the Trust within the meaning of that term under the
1940 Act. The Trustees and Officers of the Trust, their addresses, years of birth, their positions held with the Trust, their terms of office with the Trust and length of time served, their principal occupation(s) during the past five years, the number of portfolios in the Trust they oversee, and their other directorships held during the past five years are as follows:
Independent Trustees
(1)
Name, Address, and Birth Year
Positions
Held with
AIM
Complex
Term of
Office
(2)
/Length
of Time Served
Principal Occupation(s)
During Past 5 Years
Number of
Portfolios
Overseen
for the AIM
Complex
Other
Directorships
Held Outside of
the AIM
Complex
During Past
5 Years
Peggy L. Ettestad (1957)
5701 Golden Hills Drive
Minneapolis, MN 55416
Lead
Independent
Trustee
Since 10/14 (Trustee
since 2/07)
Managing Director, Red Canoe Management Consulting LLC, 2008 to
present
56 None
Tamara Lynn Fagely (1958)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 12/17 Retired; previously, Chief Operations Officer, Hartford Funds, 2012 to
2013
56 Diamond Hill Funds
(10 Funds)
Richard H. Forde (1953)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 12/17 Retired; previously, Member of the Board and Chairman of the Finance and Investment Committee, Connecticut Water Service, Inc., 2013 to
2019
56 Connecticut Water
Service, Inc.
Jack Gee (1959)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 01/22 Retired; previously, Managing Director, BlackRock, Inc., Treasurer and
Chief Financial Officer U.S. iShares, 2004 to 2019
56 TWC ETF Trust (3
Funds);
Esoterica Thematic
Trust (2019 - 2020)
Claire R. Leonardi (1955)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 02/04 Retired; previously, CEO, Health eSense Inc. (a medical device company),
2015 to 2018, and Connecticut Innovations, Inc. (a venture capital firm),
2012 to 2015
56 None

26
Interested Trustee
(3)
(1) Each of the Independent Trustees is a member of the Audit and Operational Risk Oversight Committee.
(2) Indefinite.
(3) Is an “interested person,” as defined by the 1940 Act, due to employment by Allianz Life and the Manager.
Officers
(1) Indefinite.
(2) The Manager and the Trust are parties to a Compliance Services Agreement under which the Manager provides an employee of the Manager or one of its affiliates to act as the
Trust’s Chief Compliance Officer.
The Fund’s Statement of Additional Information (“SAI”) contains additional information about the Trust’s Trustees and Officers. The SAI is available without charge, upon request, by calling toll-free 800-624-0197 or at https://www.allianzlife.com.
Name, Address, and Birth Year
Positions
Held with
AIM
Complex
Term of
Office
(2)
/Length
of Time Served
Principal Occupation(s)
During Past 5 Years
Number of
Portfolios
Overseen
for the AIM
Complex
Other
Directorships
Held Outside of
the AIM
Complex
During Past
5 Years
Brian Muench (1970)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 06/11 President, Allianz Investment Management LLC, 2010 to present; Vice
President, Allianz Life, 2011 to present
56 None
Name, Address, and Birth Year
Positions Held with AIM
Complex
Term of Office
(1)
/
Length of Time
Served Principal Occupation(s) During Past 5 Years
Brian Muench (1970)
5701 Golden Hills Drive
Minneapolis, MN 55416
President Since 11/10 President, Allianz Investment Management LLC, 2010 to present; Vice President,
Allianz Life, 2011 to present
Amanda Farren (1978)
5701 Golden Hills Drive
Minneapolis, MN 55416
Secretary Since 02/24 Chief Legal Officer, Allianz Investment Management LLC; Senior Counsel, Allianz
Life, January 2024 to present; Senior Vice President and Director, The Bank of
New York Mellon, 2023; Vice President and Director, The Bank of New York
Mellon, 2015 -2023
Bashir C. Asad (1963)
Citi Fund Services Ohio, Inc.
4400 Easton Commons, Suite 200
Columbus, OH 43219
Treasurer, Principal Accounting
Officer and Principal Financial Officer
Since 06/16 Senior Vice President, Citi Fund Services Ohio, Inc., 2011 to present
Chris R. Pheiffer (1968)
5701 Golden Hills Drive
Minneapolis, MN 55416
Chief Compliance Officer
(2)
and
Anti-Money Laundering Compliance
Officer
Since 02/14 Chief Compliance Officer of the Trust and the FOF Trust, 2014 to present, and the
ETF Trust, 2020 to present
Michael Tanski (1970)
5701 Golden Hills Drive
Minneapolis, MN 55416
Vice President Since 04/09 Assistant Vice President, Allianz Investment Management LLC, 2013 to present
Laura Quade (1969)
5701 Golden Hills Drive
Minneapolis, MN 55416
Vice President Since 08/23 Vice President, Allianz Investment Management LLC, 2023 to present, previously
Director at Wealth Enhancement Group, November 2019 to November 2022; Vice
President, Head of Operations at Hartford Funds 2014 to 2019

ANNRPT1223 02/24
The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® Russell 1000 Value Index Fund
Annual Report
December 31, 2023

AZL® Russell 1000 Value Index Fund
Management Discussion and Analysis

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Report of Independent Registered Public Accounting Firm

Other Federal Income Tax Information

Other Information

Approval of Investment Advisory and Subadvisory Agreements

Information about the Board of Trustees and Officers

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

1
AZL® Russell 1000 Value Index Fund Review (Unaudited)
Allianz Investment Management LLC serves
as the Manager for the AZL® Russell 1000
Value Index Fund and BlackRock Investment
Management, LLC serves as Subadviser to
the Fund.
What factors affected the Fund’s performance
during the year ended December 31, 2023?*
For the year ended December 31, 2023, the AZL® Russell 1000
Value Index Fund (Class 2 shares) (the “Fund”) returned 11.56%.
That compared to a 11.46% (net) return for its benchmark, the
Russell 1000® Value Index.
1
The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Russell 1000®
Value Index (the “Index”), which is designed to provide a
comprehensive measure of the performance of large-cap stocks with value characteristics.
U.S. equity markets began the first quarter of 2023 rallying on resilient economic data and signs of cooling inflation. However, the Federal Reserve (the Fed) reiterated its commitment to raise interest rates to bring inflation under control and continued
to raise rates during the quarter, briefly dampening investor enthusiasm. In March, headlines about banking sector issues led to a brief selloff in the financial sector.
During the second quarter, U.S. equities rallied on the successful resolution of a government debt ceiling standoff, resilient
economic data and strong performance by large-cap growth
stocks. Meanwhile, enthusiasm over artificial intelligence and semiconductor chip manufacturers helped drive gains in the
technology sector.
After a strong July, investor enthusiasm waned in August
and September, dampening market performance. Inflation
showed signs of persisting, pushed higher by rising oil prices, and investors grew uncertain about when the Fed would halt
its cycle of rate increases. The Fed’s decision to leave rates unchanged in September did little to ease investor concerns.
This weaker performance extended into the final quarter of
2023, as renewed conflict in the Middle East added to investors’
existing fears. Investor optimism returned in November and
December, as inflation data continued to cool, and the Fed held rates steady for the quarter. Anticipation of potential rate cuts in
2024 helped equities close out the year with strong gains.
The sectors within the Index posted mixed returns over the
year, with the communication services, information technology, and industrials sectors among the best performers. The utilities, health care, and consumer staples sectors lagged.
The Fund uses exchange traded futures for the purpose of
efficient portfolio management, and these derivatives did not have a significant impact on the Fund’s return in 2023.
Past performance does not guarantee future results.
* The Fund’s portfolio composition is subject to change. There is no guarantee that any sectors mentioned will continue to
perform as described or that securities in such sectors will be held by the Fund in the future. The information contained in this commentary is for informational purposes only and should not be construed as a recommendation to purchase or sell
securities in the sector mentioned. The Fund’s holdings and
weightings are as of December 31, 2023.
1
For a complete description of the Fund’s performance
benchmark please refer to page 2 of this report.

2
AZL® Russell 1000 Value Index Fund Review (Unaudited)
Fund Objective
The Fund’s investment objective is to match the
total return of the Russell 1000® Value Index
(the “Index”). This objective may be changed by
the Trustees of the Fund without shareholder
approval. The Fund seeks to achieve its objective
by investing in all stocks in the Index in proportion
to their weighting in the Index.
Investment Concerns
Equity securities (stocks) are more volatile and
carry more risk than other forms of investments,
including investments in high-grade fixed income
securities. The net asset value per share of this
Fund will fluctuate as the value of the securities in
the portfolio changes.
Value-based investments are subject to the risk
that the broad market may not recognize their
intrinsic value.
The performance of the Fund is expected to be
lower than that of the Index because of Fund fees
and expenses. Securities in which the Fund will
invest may involve substantial risk and may be
subject to sudden severe price declines.
Investing in a single industry or sector, or
concentrating investments in a limited number
of industries or sectors, tends to increase the
risk that economic, political, or regulatory
developments affecting certain industries or
sectors will have a large impact on the value of
the portfolio.
Investing in derivative instruments involves risks
that may be different from or greater than the risk
associated with investing directly in securities or
other traditional instruments.
For a complete description of these and other risks
associated with investing in the Fund, please refer
to the Fund’s prospectus.
Growth of $10,000 Investment
The chart above represents a comparison of a hypothetical investment in the Fund versus a similar investment in the Fund’s benchmarks and represents the reinvestment of dividends and capital gains in the Fund.
Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.Allianzlife.com.
The above expense ratios are based on the current Fund prospectus dated May 1, 2023. The Manager and the Fund have entered into a written agreement reducing the management fee to 0.35% through at least April 30, 2025. The Manager and the
Fund have entered into a written contract limiting operating expenses, excluding certain expenses (such as interest expense), to 0.59% for Class 1 Shares and 0.84% for Class 2 Shares through April 30, 2025. Additional information pertaining to the
December 31, 2023 expense ratios can be found in the Financial Highlights.
The total return of the Fund does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Such charges, fees and tax payments would reduce the performance quoted.
The Fund’s performance is measured against the Russell 1000® Value Index, an unmanaged index that measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees.
The Fund’s performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index.
Average Annual Total Returns as of December 31, 2023
Inception
Date
1
Year
3
Year
5
Year
10
Year
Since
Inception
  AZL
®
Russell 1000 Value Index Fund, Class 1
10/17/2016
11.69% 8.62% 10.57% –% 8.90%
  AZL
®
Russell 1000 Value Index Fund, Class 2
4/30/2010
11.56% 8.37% 10.32% 7.74% 9.32%
  Russell 1000 Value Index
4/30 /2010
11.46% 8.86% 10.91% 8.40% 10.02%
Expense Ratio Gross
  AZL
®
Russell 1000 Value Index Fund, Class 1 0.50%
  AZL
®
Russell 1000 Value Index Fund, Class 2 0.75%

AZL Russell 1000 Value Index Fund
3
Expense Examples
(Unaudited)
As a shareholder of the AZL Russell 1000 Value Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.
The
Actual Expense
table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The
Hypothetical Expense
table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Beginning
Account Value
7/1/23
Ending
Account Value
12/31/23
Expenses Paid
During Period
7/1/23 - 12/31/23*
Annualized Expense
Ratio During Period
7/1/23 - 12/31/23
AZL Russell 1000 Value Index Fund, Class 1 $1,000.00 $1,057.80 $2.23 0.43%
AZL Russell 1000 Value Index Fund, Class 2 $1,000.00 $1,057.40 $3.53 0.68%
Beginning
Account Value
7/1/23
Ending
Account Value
12/31/23
Expenses Paid
During Period
7/1/23 - 12/31/23*
Annualized Expense
Ratio During Period
7/1/23 - 12/31/23
AZL Russell 1000 Value Index Fund, Class 1 $1,000.00 $1,023.04 $2.19 0.43%
AZL Russell 1000 Value Index Fund, Class 2 $1,000.00 $1,021.78 $3.47 0.68%
* Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).
Portfolio Composition
(Unaudited)
Investments
Percent
of Net Assets
Financials 21.7%
Health Care 14.5
Industrials 13.8
Information Technology 9.5
Consumer Staples 7.8
Energy 7.7
Consumer Discretionary 5.1
Real Estate 5.0
Materials 4.9
Utilities 4.8
Communication Services 4.6
Total Common Stocks 99.4
Unaffiliated Investment Company 0.6
Affiliated Investment Company 0.1
Total Investment Securities 100.1
Net other assets (liabilities) (0.1)
Net Assets 100.0%

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
December 31, 2023
4
See accompanying notes to the financial statements.
Shares Value
Common Stocks (99.4%):
Aerospace & Defense (2.7%):
15,680 Boeing Co. (The)* $ 4,087,149
2,586 BWX Technologies, Inc. 198,424
1,268 Curtiss-Wright Corp. 282,498
7,929 General Dynamics Corp. 2,058,923
116 HEICO Corp. 20,749
118 HEICO Corp., Class A 16,808
2,733 Hexcel Corp. 201,559
12,204 Howmet Aerospace, Inc. 660,481
1,258 Huntington Ingalls Industries, Inc. 326,627
6,152 L3Harris Technologies, Inc. 1,295,734
1,767 Mercury Systems, Inc.* 64,619
4,382 Northrop Grumman Corp. 2,051,389
46,691 RTX Corp. 3,928,581
3,204 Spirit AeroSystems Holdings, Inc., Class A* 101,823
6,394 Textron, Inc. 514,205
1,422 TransDigm Group, Inc. 1,438,495
1,935 Woodward, Inc. 263,412
17,511,476
Air Freight & Logistics (0.8%):
868 CH Robinson Worldwide, Inc. 74,986
4,220 Expeditors International of Washington, Inc. 536,784
7,522 FedEx Corp. 1,902,840
3,998 GXO Logistics, Inc.* 244,518
17,025 United Parcel Service, Inc., Class B 2,676,841
5,435,969
Automobile Components (0.3%):
8,860 Aptiv plc* 794,919
7,486 BorgWarner, Inc. 268,373
7,820 Gentex Corp. 255,401
1,838 Lear Corp. 259,544
1,592 Phinia, Inc. 48,222
9,262 QuantumScape Corp.* 64,371
1,690,830
Automobiles (0.6%):
127,425 Ford Motor Co. 1,553,311
44,388 General Motors Co. 1,594,417
4,306 Harley-Davidson, Inc. 158,633
25,457 Lucid Group, Inc.* 107,174
21,074 Rivian Automotive, Inc., Class A* 494,396
1,667 Thor Industries, Inc. 197,123
4,105,054
Banks (7.0%):
223,738 Bank of America Corp. 7,533,258
3,521 Bank OZK 175,451
1,043 BOK Financial Corp. 89,333
62,091 Citigroup, Inc. 3,193,961
15,092 Citizens Financial Group, Inc. 500,149
6,512 Columbia Banking System, Inc. 173,740
4,279 Comerica, Inc. 238,811
3,857 Commerce Bancshares, Inc. 206,002
1,885 Cullen/Frost Bankers, Inc. 204,504
4,428 East West Bancorp, Inc. 318,595
22,122 Fifth Third Bancorp 762,988
316 First Citizens BancShares, Inc., Class A 448,395
4,589 First Hawaiian, Inc. 104,905
Shares Value
Common Stocks, continued
Banks, continued
17,478 First Horizon Corp. $ 247,489
12,538 FNB Corp. 172,648
47,420 Huntington Bancshares, Inc. 603,182
93,724 JPMorgan Chase & Co. 15,942,452
29,388 KeyCorp 423,187
5,343 M&T Bank Corp. 732,418
24,050 New York Community Bancorp, Inc. 246,032
24,838 NU Holdings, Ltd., Class A* 206,901
2,406 Pinnacle Financial Partners, Inc. 209,851
12,989 PNC Financial Services Group, Inc. (The) 2,011,347
2,238 Popular, Inc. 183,673
2,801 Prosperity Bancshares, Inc. 189,712
30,174 Regions Financial Corp. 584,772
4,485 Synovus Financial Corp. 168,860
2,177 TFS Financial Corp. 31,980
42,862 Truist Financial Corp. 1,582,465
50,565 US Bancorp 2,188,453
5,696 Webster Financial Corp. 289,129
119,036 Wells Fargo & Co. 5,858,952
3,694 Western Alliance Bancorp 243,028
1,907 Wintrust Financial Corp. 176,874
4,762 Zions Bancorp NA 208,909
46,452,406
Beverages (1.3%):
344 Brown-Forman Corp., Class A 20,499
1,295 Brown-Forman Corp., Class B 73,944
63,886 Coca-Cola Co. (The) 3,764,802
4,697 Constellation Brands, Inc., Class A 1,135,500
30,814 Keurig Dr Pepper, Inc. 1,026,722
5,663 Molson Coors Beverage Co., Class B 346,632
13,790 PepsiCo, Inc. 2,342,094
8,710,193
Biotechnology (1.8%):
834 Alnylam Pharmaceuticals, Inc.* 159,636
5,545 Amgen, Inc. 1,597,071
4,706 Biogen, Inc.* 1,217,772
5,426 BioMarin Pharmaceutical, Inc.* 523,175
3,702 Exact Sciences Corp.* 273,874
1,631 Exelixis, Inc.* 39,128
40,678 Gilead Sciences, Inc. 3,295,325
1,651 Incyte Corp.* 103,666
498 Ionis Pharmaceuticals, Inc.* 25,194
1,603 Mirati Therapeutics, Inc.* 94,176
10,812 Moderna, Inc.* 1,075,253
3,102 Regeneron Pharmaceuticals, Inc.* 2,724,455
1,438 United Therapeutics Corp.* 316,202
700 Vertex Pharmaceuticals, Inc.* 284,823
11,729,750
Broadline Retail (0.2%):
16,519 eBay, Inc. 720,559
1,841 Etsy, Inc.* 149,213
3,178 Kohl's Corp. 91,145
8,435 Macy's, Inc. 169,712
3,899 Nordstrom, Inc. 71,936

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
December 31, 2023
5
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Broadline Retail, continued
1,430 Ollie's Bargain Outlet Holdings, Inc.* $ 108,523
1,311,088
Building Products (1.1%):
3,412 A O Smith Corp. 281,285
225 Allegion US plc 28,505
1,060 Armstrong World Industries, Inc. 104,219
3,997 AZEK Co., Inc. (The)* 152,885
3,989 Builders FirstSource, Inc.* 665,924
1,570 Carlisle Cos., Inc. 490,515
27,065 Carrier Global Corp. 1,554,884
4,007 Fortune Brands Innovations, Inc. 305,093
2,751 Hayward Holdings, Inc.* 37,414
22,074 Johnson Controls International plc 1,272,345
1,036 Lennox International, Inc. 463,631
7,323 Masco Corp. 490,495
2,931 Owens Corning 434,462
5,279 Trane Technologies plc 1,287,548
7,569,205
Capital Markets (5.5%):
1,209 Affiliated Managers Group, Inc. 183,067
24,992 Bank of New York Mellon Corp. (The) 1,300,834
4,813 BlackRock, Inc., Class A+ 3,907,193
12,993 Blue Owl Capital, Inc. 193,596
6,839 Carlyle Group, Inc. (The) 278,279
3,408 Cboe Global Markets, Inc. 608,532
48,213 Charles Schwab Corp. (The) 3,317,054
11,675 CME Group, Inc. 2,458,755
5,333 Coinbase Global, Inc., Class A* 927,515
1,162 Evercore, Inc. 198,760
9,560 Franklin Resources, Inc. 284,792
10,353 Goldman Sachs Group, Inc. (The) 3,993,877
1,573 Houlihan Lokey, Inc. 188,618
3,336 Interactive Brokers Group, Inc. 276,554
18,459 Intercontinental Exchange, Inc. 2,370,689
12,151 Invesco, Ltd. 216,774
4,151 Janus Henderson Group plc 125,153
6,047 Jefferies Financial Group, Inc. 244,359
16,234 KKR & Co., Inc. 1,344,987
2,974 Lazard, Inc., Class A 103,495
478 Moody's Corp. 186,688
38,901 Morgan Stanley 3,627,518
1,255 MSCI, Inc. 709,891
11,247 Nasdaq, Inc. 653,901
6,599 Northern Trust Corp. 556,824
6,104 Raymond James Financial, Inc. 680,596
20,194 Robinhood Markets, Inc., Class A* 257,272
9,529 S&P Global, Inc. 4,197,715
3,370 SEI Investments Co. 214,164
9,998 State Street Corp. 774,445
3,386 Stifel Financial Corp. 234,142
7,168 T. Rowe Price Group, Inc. 771,922
1,557 TPG, Inc. 67,216
2,367 Tradeweb Markets, Inc., Class A 215,113
3,390 Virtu Financial, Inc., Class A 68,681
10,408 XP, Inc., Class A 271,337
36,010,308
Shares Value
Common Stocks, continued
Chemicals (2.8%):
7,174 Air Products and Chemicals, Inc. $ 1,964,241
3,742 Albemarle Corp. 540,644
1,586 Ashland, Inc. 133,716
6,006 Axalta Coating Systems, Ltd.* 204,024
3,227 Celanese Corp. 501,379
6,194 CF Industries Holdings, Inc. 492,423
5,079 Chemours Co. (The) 160,192
23,298 Corteva, Inc. 1,116,440
23,103 Dow, Inc. 1,266,969
14,942 DuPont de Nemours, Inc. 1,149,488
3,799 Eastman Chemical Co. 341,226
1,776 Ecolab, Inc. 352,270
7,138 Element Solutions, Inc. 165,173
3,632 FMC Corp. 228,998
47,683 Ginkgo Bioworks Holdings, Inc.*^ 80,584
5,863 Huntsman Corp. 147,337
8,392 International Flavors & Fragrances, Inc. 679,500
14,258 Linde plc 5,855,903
8,443 LyondellBasell Industries NV 802,760
10,665 Mosaic Co. (The) 381,060
209 NewMarket Corp. 114,078
4,177 Olin Corp. 225,349
5,725 PPG Industries, Inc. 856,174
3,328 RPM International, Inc. 371,505
1,285 Sherwin-Williams Co. (The) 400,792
1,030 Westlake Corp. 144,159
18,676,384
Commercial Services & Supplies (0.5%):
326 Cintas Corp. 196,467
1,707 Clean Harbors, Inc.* 297,889
2,242 Driven Brands Holdings, Inc.* 31,971
1,046 MSA Safety, Inc. 176,596
1,459 RB Global, Inc. 97,592
6,685 Republic Services, Inc. 1,102,423
2,892 Stericycle, Inc.* 143,327
1,364 Tetra Tech, Inc. 227,693
7,041 Veralto Corp. 579,193
3,911 Vestis Corp. 82,679
1,297 Waste Management, Inc. 232,293
3,168,123
Communications Equipment (1.2%):
4,892 Ciena Corp.* 220,189
131,660 Cisco Systems, Inc. 6,651,463
1,901 F5, Inc.* 340,241
10,197 Juniper Networks, Inc. 300,608
2,447 Lumentum Holdings, Inc.* 128,272
452 Motorola Solutions, Inc. 141,517
15 Ubiquiti, Inc. 2,093
3,910 Viasat, Inc.* 109,284
7,893,667
Construction & Engineering (0.3%):
4,212 AECOM 389,315
963 EMCOR Group, Inc. 207,459
1,914 MasTec, Inc.* 144,928
6,314 MDU Resources Group, Inc. 125,017
3,422 Quanta Services, Inc. 738,468
650 Valmont Industries, Inc. 151,782

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
December 31, 2023
6
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Construction & Engineering, continued
4,553 WillScot Mobile Mini Holdings Corp.* $ 202,608
1,959,577
Construction Materials (0.3%):
417 Eagle Materials, Inc. 84,584
2,023 Martin Marietta Materials, Inc. 1,009,295
3,353 Vulcan Materials Co. 761,165
1,855,044
Consumer Finance (1.0%):
8,551 Ally Financial, Inc. 298,601
12,657 American Express Co. 2,371,162
12,251 Capital One Financial Corp. 1,606,351
217 Credit Acceptance Corp.* 115,602
8,011 Discover Financial Services 900,436
3,673 OneMain Holdings, Inc. 180,712
4,992 SLM Corp. 95,447
28,948 SoFi Technologies, Inc.* 288,033
13,298 Synchrony Financial 507,851
6,364,195
Consumer Staples Distribution & Retail (1.7%):
12,206 Albertsons Cos., Inc., Class A 280,738
1,024 Casey's General Stores, Inc. 281,334
6,817 Dollar Tree, Inc.* 968,355
2,935 Grocery Outlet Holding Corp.* 79,127
21,056 Kroger Co. (The) 962,470
2,775 Performance Food Group Co.* 191,891
7,251 US Foods Holding Corp.* 329,268
23,608 Walgreens Boots Alliance, Inc. 616,405
46,329 Walmart, Inc. 7,303,767
11,013,355
Containers & Packaging (0.6%):
47,670 Amcor plc 459,539
2,183 AptarGroup, Inc. 269,862
1,752 Avery Dennison Corp. 354,184
10,175 Ball Corp. 585,266
3,842 Berry Global Group, Inc. 258,912
3,407 Crown Holdings, Inc. 313,751
4,838 Graphic Packaging Holding Co. 119,257
11,303 International Paper Co. 408,603
2,891 Packaging Corp. of America 470,973
2,195 Sealed Air Corp. 80,161
2,585 Silgan Holdings, Inc. 116,971
3,142 Sonoco Products Co. 175,544
8,488 Westrock Co. 352,422
3,965,445
Distributors (0.2%):
4,527 Genuine Parts Co. 626,990
8,580 LKQ Corp. 410,038
1,037,028
Diversified Consumer Services (0.1%):
7,509 ADT, Inc. 51,211
1,484 Bright Horizons Family Solutions, Inc.* 139,852
744 Grand Canyon Education, Inc.* 98,238
1,826 H&R Block, Inc. 88,324
490 Mister Car Wash, Inc.* 4,234
Shares Value
Common Stocks, continued
Diversified Consumer Services, continued
2,930 Service Corp. International $ 200,558
582,417
Diversified REITs (0.1%):
6,769 WP Carey, Inc. 438,699
Diversified Telecommunication Services (1.4%):
233,007 AT&T, Inc. 3,909,857
7,650 Frontier Communications Parent, Inc.* 193,851
5,506 GCI Liberty, Inc.* —
136,455 Verizon Communications, Inc. 5,144,354
9,248,062
Electric Utilities (3.1%):
8,206 Alliant Energy Corp. 420,968
16,632 American Electric Power Co., Inc. 1,350,851
2,547 Avangrid, Inc. 82,548
10,440 Constellation Energy Corp. 1,220,332
25,016 Duke Energy Corp. 2,427,553
12,341 Edison International 882,258
6,921 Entergy Corp. 700,336
7,246 Evergy, Inc. 378,241
11,245 Eversource Energy 694,041
32,551 Exelon Corp. 1,168,581
17,467 FirstEnergy Corp. 640,340
3,909 Hawaiian Electric Industries, Inc. 55,469
1,610 IDACORP, Inc. 158,295
65,885 NextEra Energy, Inc. 4,001,855
7,226 NRG Energy, Inc. 373,584
6,606 OGE Energy Corp. 230,748
64,642 PG&E Corp. 1,165,495
3,810 Pinnacle West Capital Corp. 273,710
24,313 PPL Corp. 658,882
35,431 Southern Co. (The) 2,484,422
17,882 Xcel Energy, Inc. 1,107,075
20,475,584
Electrical Equipment (1.3%):
1,028 Acuity Brands, Inc. 210,565
7,482 AMETEK, Inc. 1,233,707
12,960 Eaton Corp. plc 3,121,027
18,482 Emerson Electric Co. 1,798,853
1,913 Generac Holdings, Inc.* 247,236
936 Hubbell, Inc. 307,879
5,498 nVent Electric plc 324,877
17,751 Plug Power, Inc.*^ 79,880
2,224 Regal Rexnord Corp. 329,196
4,933 Sensata Technologies Holding plc 185,333
7,484 Sunrun, Inc.* 146,911
9,815 Vertiv Holdings Co., Class A 471,414
8,456,878
Electronic Equipment, Instruments & Components (0.8%):
9,461 Amphenol Corp., Class A 937,869
1,757 Arrow Electronics, Inc.* 214,793
2,875 Avnet, Inc. 144,900
268 CDW Corp. 60,922
5,903 Cognex Corp. 246,391
3,590 Coherent Corp.* 156,273
24,729 Corning, Inc. 752,998

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
December 31, 2023
7
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
1,690 Crane NXT Co. $ 96,110
1,023 IPG Photonics Corp.* 111,036
1,507 Jabil, Inc. 191,992
4,229 Keysight Technologies, Inc.* 672,792
801 Littelfuse, Inc. 214,315
1,420 TD SYNNEX Corp. 152,806
1,516 Teledyne Technologies, Inc.* 676,576
8,043 Trimble, Inc.* 427,888
3,520 Vontier Corp. 121,616
1,351 Zebra Technologies Corp.* 369,269
5,548,546
Energy Equipment & Services (0.7%):
33,059 Baker Hughes Co. 1,129,956
23,045 Halliburton Co. 833,077
13,007 NOV, Inc. 263,782
46,316 Schlumberger NV 2,410,285
14,184 TechnipFMC plc 285,666
4,922,766
Entertainment (1.5%):
2,102 AMC Entertainment Holdings, Inc.* 12,864
8,765 Electronic Arts, Inc. 1,199,140
630 Liberty Media Corp.-Liberty Formula One, Class A* 36,528
6,403 Liberty Media Corp.-Liberty Formula One, Class C* 404,221
512 Liberty Media Corp.-Liberty Live, Class A* 18,714
1,585 Liberty Media Corp.-Liberty Live, Class C* 59,263
3,929 Live Nation Entertainment, Inc.* 367,754
635 Madison Square Garden Sports Corp.* 115,462
3,508 Roku, Inc.* 321,543
5,370 Take-Two Interactive Software, Inc.* 864,302
59,308 Walt Disney Co. (The) 5,354,919
72,116 Warner Bros Discovery, Inc.* 820,680
9,575,390
Financial Services (4.2%):
7,072 Affirm Holdings, Inc.* 347,518
59,456 Berkshire Hathaway, Inc., Class B* 21,205,577
11,211 Block, Inc.* 867,171
810 Euronet Worldwide, Inc.* 82,207
19,219 Fidelity National Information Services, Inc. 1,154,485
14,091 Fiserv, Inc.* 1,871,848
172 FleetCor Technologies, Inc.* 48,609
8,458 Global Payments, Inc. 1,074,166
1,577 Jack Henry & Associates, Inc. 257,698
9,401 MGIC Investment Corp. 181,345
2,165 NCR Atleos Corp.* 52,588
3,287 PayPal Holdings, Inc.* 201,855
2,385 Rocket Cos., Inc., Class A*^ 34,535
3,221 Voya Financial, Inc. 235,004
7,084 Western Union Co. (The) 84,441
791 WEX, Inc.* 153,889
27,852,936
Food Products (1.7%):
17,363 Archer-Daniels-Midland Co. 1,253,956
4,766 Bunge Global SA 481,128
6,104 Campbell Soup Co. 263,876
15,737 Conagra Brands, Inc. 451,022
5,352 Darling Ingredients, Inc.* 266,744
Shares Value
Common Stocks, continued
Food Products, continued
5,883 Flowers Foods, Inc. $ 132,426
1,108 Freshpet, Inc.* 96,130
18,869 General Mills, Inc. 1,229,127
1,205 Hershey Co. (The) 224,660
9,260 Hormel Foods Corp. 297,339
2,161 Ingredion, Inc. 234,533
3,280 JM Smucker Co. (The) 414,526
8,554 Kellanova 478,254
26,318 Kraft Heinz Co. (The) 973,240
8,052 McCormick & Co., Inc. 550,918
44,257 Mondelez International, Inc., Class A 3,205,534
925 Pilgrim's Pride Corp.* 25,585
1,742 Post Holdings, Inc.* 153,401
7 Seaboard Corp. 24,991
9,021 Tyson Foods, Inc., Class A 484,879
2,138 WK Kellogg Co. 28,093
11,270,362
Gas Utilities (0.1%):
4,637 Atmos Energy Corp. 537,428
2,894 National Fuel Gas Co. 145,192
6,716 UGI Corp. 165,214
847,834
Ground Transportation (1.3%):
458 Avis Budget Group, Inc. 81,185
56,948 CSX Corp. 1,974,387
4,594 Hertz Global Holdings, Inc.* 47,732
2,158 JB Hunt Transport Services, Inc. 431,039
5,266 Knight-Swift Transportation Holdings, Inc. 303,585
113 Landstar System, Inc. 21,882
7,380 Norfolk Southern Corp. 1,744,484
233 Old Dominion Freight Line, Inc. 94,442
1,365 Ryder System, Inc. 157,057
763 Saia, Inc.* 334,362
1,941 Schneider National, Inc., Class B 49,398
141 U-Haul Holding Co.* 10,124
1,699 U-Haul Holding Co., Class B 119,678
11,310 Union Pacific Corp. 2,777,962
3,811 XPO, Inc.* 333,806
8,481,123
Health Care Equipment & Supplies (3.4%):
52,612 Abbott Laboratories 5,791,003
16,268 Baxter International, Inc. 628,921
9,402 Becton Dickinson & Co. 2,292,490
47,486 Boston Scientific Corp.* 2,745,166
1,590 Cooper Cos., Inc. (The) 601,720
7,197 DENTSPLY SIRONA, Inc. 256,141
1,819 Enovis Corp.* 101,900
5,182 Envista Holdings Corp.* 124,679
11,762 GE HealthCare Technologies, Inc. 909,438
2,560 Globus Medical, Inc.* 136,422
7,776 Hologic, Inc.* 555,595
590 ICU Medical, Inc.* 58,847
2,138 Integra LifeSciences Holdings Corp.* 93,110
43,229 Medtronic plc 3,561,205
1,752 QuidelOrtho Corp.* 129,122
3,217 STERIS plc 707,257
8,617 Stryker Corp. 2,580,447

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
December 31, 2023
8
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
1,904 Tandem Diabetes Care, Inc.* $ 56,320
1,511 Teleflex, Inc. 376,753
6,849 Zimmer Biomet Holdings, Inc. 833,523
22,540,059
Health Care Providers & Services (3.0%):
2,943 Acadia Healthcare Co., Inc.* 228,848
35 agilon health, Inc.* 439
1,149 Amedisys, Inc.* 109,224
3,906 Cardinal Health, Inc. 393,725
17,321 Centene Corp.* 1,285,391
143 Chemed Corp. 83,619
8,788 Cigna Group (The) 2,631,567
41,674 CVS Health Corp. 3,290,579
6,650 Elevance Health, Inc. 3,135,874
3,144 Encompass Health Corp. 209,768
5,120 HCA Healthcare, Inc. 1,385,882
4,206 Henry Schein, Inc.* 318,436
2,306 Humana, Inc. 1,055,710
2,751 Laboratory Corp. of America Holdings 625,275
2,707 McKesson Corp. 1,253,287
846 Molina Healthcare, Inc.* 305,668
4,230 Premier, Inc., Class A 94,583
3,646 Quest Diagnostics, Inc. 502,710
5,224 R1 RCM, Inc.* 55,218
3,169 Tenet Healthcare Corp.* 239,481
4,807 UnitedHealth Group, Inc. 2,530,741
1,930 Universal Health Services, Inc., Class B 294,209
20,030,234
Health Care REITs (0.5%):
12,580 Healthcare Realty Trust, Inc. 216,753
17,329 Healthpeak Properties, Inc. 343,114
21,340 Medical Properties Trust, Inc. 104,779
7,795 Omega Healthcare Investors, Inc. 238,995
13,033 Ventas, Inc. 649,565
17,424 Welltower, Inc. 1,571,122
3,124,328
Health Care Technology (0.0%
†
):
1,478 Certara, Inc.* 25,998
2,123 Doximity, Inc., Class A* 59,529
5,216 Teladoc Health, Inc.* 112,405
197,932
Hotel & Resort REITs (0.1%):
23,018 Host Hotels & Resorts, Inc. 448,160
6,446 Park Hotels & Resorts, Inc. 98,624
546,784
Hotels, Restaurants & Leisure (1.5%):
7,823 Aramark 219,826
2,455 Boyd Gaming Corp. 153,708
4,154 Caesars Entertainment, Inc.* 194,739
32,487 Carnival Corp.* 602,309
2,077 Darden Restaurants, Inc. 341,251
2,238 DoorDash, Inc., Class A* 221,316
1,185 Expedia Group, Inc.* 179,871
4,382 Hilton Worldwide Holdings, Inc. 797,918
1,388 Hyatt Hotels Corp., Class A 181,009
Shares Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
769 Las Vegas Sands Corp. $ 37,842
1,156 Marriott Vacations Worldwide Corp. 98,133
13,867 McDonald's Corp. 4,111,704
9,341 MGM Resorts International* 417,356
10,964 Norwegian Cruise Line Holdings, Ltd.* 219,719
4,711 Penn Entertainment, Inc.* 122,580
1,523 Planet Fitness, Inc., Class A* 111,179
5,226 Royal Caribbean Cruises, Ltd.* 676,715
1,387 Travel + Leisure Co. 54,218
1,144 Vail Resorts, Inc. 244,210
2,424 Wyndham Hotels & Resorts, Inc. 194,914
3,081 Wynn Resorts, Ltd. 280,710
1,170 Yum! Brands, Inc. 152,872
9,614,099
Household Durables (1.0%):
10,133 D.R. Horton, Inc. 1,540,013
5,060 Garmin, Ltd. 650,412
4,046 Leggett & Platt, Inc. 105,884
7,898 Lennar Corp., Class A 1,177,118
370 Lennar Corp., Class B 49,598
1,668 Mohawk Industries, Inc.* 172,638
13,564 Newell Brands, Inc. 117,736
88 NVR, Inc.* 616,040
6,892 PulteGroup, Inc. 711,392
4,544 Tempur Sealy International, Inc. 231,608
3,518 Toll Brothers, Inc. 361,615
949 TopBuild Corp.* 355,173
1,772 Whirlpool Corp. 215,776
6,305,003
Household Products (1.8%):
2,973 BJ's Wholesale Club Holdings, Inc.* 198,180
868 Church & Dwight Co., Inc. 82,078
26,641 Colgate-Palmolive Co. 2,123,554
680 Kimberly-Clark Corp. 82,627
62,068 Procter & Gamble Co. (The) 9,095,445
1,638 Reynolds Consumer Products, Inc. 43,964
1,133 Spectrum Brands Holdings, Inc. 90,379
11,716,227
Independent Power and Renewable Electricity Producers
(0.1%):
8,880 AES Corp. (The) 170,940
4,588 Brookfield Renewable Corp., Class A 132,088
1,184 Clearway Energy, Inc., Class A 30,287
2,799 Clearway Energy, Inc., Class C 76,777
8,536 Vistra Corp. 328,807
738,899
Industrial Conglomerates (1.6%):
17,953 3M Co. 1,962,622
35,284 General Electric Co. 4,503,297
18,778 Honeywell International, Inc. 3,937,934
10,403,853
Industrial REITs (0.8%):
9,019 Americold Realty Trust, Inc. 273,005
1,478 EastGroup Properties, Inc. 271,272
4,343 First Industrial Realty Trust, Inc. 228,746

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
December 31, 2023
9
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Industrial REITs, continued
30,025 Prologis, Inc. $ 4,002,333
6,599 Rexford Industrial Realty, Inc. 370,204
6,135 STAG Industrial, Inc. 240,860
5,386,420
Insurance (3.8%):
19,150 Aflac, Inc. 1,579,875
8,482 Allstate Corp. (The) 1,187,310
2,418 American Financial Group, Inc. 287,476
23,105 American International Group, Inc. 1,565,364
6,434 Aon plc, Class A 1,872,423
10,037 Arch Capital Group, Ltd.* 745,448
6,501 Arthur J. Gallagher & Co. 1,461,945
1,684 Assurant, Inc. 283,737
1,766 Assured Guaranty, Ltd. 132,150
2,470 Axis Capital Holdings, Ltd. 136,764
2,027 Brighthouse Financial, Inc.* 107,269
4,687 Brown & Brown, Inc. 333,293
13,183 Chubb, Ltd. 2,979,358
4,951 Cincinnati Financial Corp. 512,230
980 CNA Financial Corp. 41,464
1,198 Everest Group, Ltd. 423,589
8,316 Fidelity National Financial, Inc. 424,282
3,299 First American Financial Corp. 212,588
2,857 Globe Life, Inc. 347,754
1,107 Hanover Insurance Group, Inc. (The) 134,412
9,580 Hartford Financial Services Group, Inc. (The) 770,040
1,875 Kemper Corp. 91,256
4,835 Lincoln National Corp. 130,400
6,096 Loews Corp. 424,221
422 Markel Group, Inc.* 599,198
3,176 Marsh & McLennan Cos., Inc. 601,757
20,558 MetLife, Inc. 1,359,501
8,555 Old Republic International Corp. 251,517
435 Primerica, Inc. 89,506
7,905 Principal Financial Group, Inc. 621,886
4,762 Progressive Corp. (The) 758,491
11,761 Prudential Financial, Inc. 1,219,733
2,146 Reinsurance Group of America, Inc. 347,180
1,233 RenaissanceRe Holdings, Ltd. 241,668
1,070 RLI Corp. 142,438
7,399 Travelers Cos., Inc. (The) 1,409,435
6,330 Unum Group 286,243
6,467 W R Berkley Corp. 457,346
77 White Mountains Insurance Group, Ltd. 115,886
2,927 Willis Towers Watson plc 705,992
25,392,425
Interactive Media & Services (0.0%
†
):
2,387 IAC, Inc.* 125,031
407 Match Group, Inc.* 14,856
3,372 TripAdvisor, Inc.* 72,599
5,149 ZoomInfo Technologies, Inc.* 95,205
307,691
IT Services (1.3%):
4,808 Akamai Technologies, Inc.* 569,027
3,901 Amdocs, Ltd. 342,859
16,536 Cognizant Technology Solutions Corp., Class A 1,248,964
6,612 DXC Technology Co.* 151,216
Shares Value
Common Stocks, continued
IT Services, continued
1,876 GoDaddy, Inc., Class A* $ 199,156
29,572 International Business Machines Corp. 4,836,501
7,343 Kyndryl Holdings, Inc.* 152,588
4,697 Okta, Inc.* 425,219
4,484 Twilio, Inc., Class A* 340,201
2,716 VeriSign, Inc.* 559,387
8,825,118
Leisure Products (0.1%):
2,144 Brunswick Corp. 207,432
4,391 Hasbro, Inc. 224,204
12,028 Mattel, Inc.* 227,089
1,680 Polaris, Inc. 159,214
817,939
Life Sciences Tools & Services (1.7%):
1,739 Agilent Technologies, Inc. 241,773
22,164 Avantor, Inc.* 506,004
1,869 Azenta, Inc.* 121,747
649 Bio-Rad Laboratories, Inc., Class A* 209,556
1,639 Charles River Laboratories International, Inc.* 387,459
21,421 Danaher Corp. 4,955,534
3,093 Fortrea Holdings, Inc.* 107,946
2,224 ICON plc* 629,548
3,672 Illumina, Inc.* 511,289
460 IQVIA Holdings, Inc.* 106,435
7,204 QIAGEN NV ADR* 312,870
1,059 Repligen Corp.* 190,408
4,001 Revvity, Inc. 437,349
4,801 Thermo Fisher Scientific, Inc. 2,548,323
11,266,241
Machinery (2.6%):
1,936 AGCO Corp. 235,050
2,803 Allison Transmission Holdings, Inc. 162,994
4,129 Caterpillar, Inc. 1,220,821
31,870 CNH Industrial NV 388,177
1,504 Crane Co. 177,683
4,607 Cummins, Inc. 1,103,699
558 Deere & Co. 223,127
2,420 Donaldson Co., Inc. 158,147
4,480 Dover Corp. 689,069
1,821 Esab Corp. 157,735
4,196 Flowserve Corp. 172,959
11,596 Fortive Corp. 853,814
3,877 Gates Industrial Corp. plc* 52,029
3,140 Graco, Inc. 272,426
2,244 IDEX Corp. 487,195
1,838 Illinois Tool Works, Inc. 481,446
13,254 Ingersoll Rand, Inc. 1,025,064
2,623 ITT, Inc. 312,976
1,789 Middleby Corp. (The)* 263,287
1,870 Nordson Corp. 493,979
2,163 Oshkosh Corp. 234,491
12,616 Otis Worldwide Corp. 1,128,754
16,642 PACCAR, Inc. 1,625,091
4,169 Parker-Hannifin Corp. 1,920,658
5,287 Pentair plc 384,418
890 RBC Bearings, Inc.* 253,552
1,704 Snap-on, Inc. 492,183

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
December 31, 2023
10
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Machinery, continued
4,889 Stanley Black & Decker, Inc. $ 479,611
1,945 Timken Co. (The) 155,892
5,753 Westinghouse Air Brake Technologies Corp. 730,056
6,757 Xylem, Inc. 772,731
17,109,114
Marine Transportation (0.0%
†
):
1,914 Kirby Corp.* 150,211
Media (1.3%):
179 Cable One, Inc. 99,630
129,621 Comcast Corp., Class A 5,683,881
7,998 Fox Corp., Class A 237,301
4,461 Fox Corp., Class B 123,347
12,829 Interpublic Group of Cos., Inc. (The) 418,738
335 Liberty Broadband Corp., Class A* 27,014
2,940 Liberty Broadband Corp., Class C* 236,934
2,062 Liberty Media Corp.-Liberty SiriusXM, Class A* 59,262
5,247 Liberty Media Corp.-Liberty SiriusXM, Class C* 151,009
5,327 New York Times Co. (The), Class A 260,970
12,595 News Corp., Class A 309,207
3,460 News Corp., Class B 88,991
768 Nexstar Media Group, Inc. 120,384
6,498 Omnicom Group, Inc. 562,142
33 Paramount Global, Class A 649
19,478 Paramount Global, Class B 288,080
21,218 Sirius XM Holdings, Inc.^ 116,062
8,783,601
Metals & Mining (1.1%):
5,641 Alcoa Corp. 191,794
16,065 Cleveland-Cliffs, Inc.* 328,047
46,254 Freeport-McMoRan, Inc. 1,969,033
3,553 MP Materials Corp.* 70,527
37,559 Newmont Corp. 1,554,567
8,132 Nucor Corp. 1,415,293
1,877 Reliance Steel & Aluminum Co. 524,960
2,202 Royal Gold, Inc. 266,354
6,168 SSR Mining, Inc. 66,368
5,061 Steel Dynamics, Inc. 597,704
7,428 United States Steel Corp. 361,372
7,346,019
Mortgage Real Estate Investment Trusts (REITs) (0.1%):
18,499 AGNC Investment Corp. 181,475
15,791 Annaly Capital Management, Inc. 305,872
15,555 Rithm Capital Corp. 166,127
9,551 Starwood Property Trust, Inc. 200,762
854,236
Multi-Utilities (1.3%):
8,556 Ameren Corp. 618,941
20,609 CenterPoint Energy, Inc. 588,799
9,420 CMS Energy Corp. 547,020
11,224 Consolidated Edison, Inc. 1,021,047
27,323 Dominion Energy, Inc. 1,284,181
6,768 DTE Energy Co. 746,240
13,144 NiSource, Inc. 348,973
16,060 Public Service Enterprise Group, Inc. 982,069
20,451 Sempra 1,528,303
Shares Value
Common Stocks, continued
Multi-Utilities, continued
10,328 WEC Energy Group, Inc. $ 869,308
8,534,881
Office REITs (0.2%):
5,517 Alexandria Real Estate Equities, Inc. 699,390
4,994 Boston Properties, Inc. 350,429
5,426 Cousins Properties, Inc. 132,123
3,732 Highwoods Properties, Inc. 85,687
3,559 Kilroy Realty Corp. 141,790
472 NET Lease Office Properties 8,723
5,487 Vornado Realty Trust 155,008
1,573,150
Oil, Gas & Consumable Fuels (7.0%):
7,715 Antero Midstream Corp. 96,669
9,050 Antero Resources Corp.* 205,254
1,209 APA Corp. 43,379
4,134 Chesapeake Energy Corp. 318,070
55,867 Chevron Corp. 8,333,122
38,900 ConocoPhillips 4,515,123
24,508 Coterra Energy, Inc. 625,444
20,700 Devon Energy Corp. 937,710
5,788 Diamondback Energy, Inc. 897,603
3,110 DT Midstream, Inc. 170,428
19,064 EOG Resources, Inc. 2,305,791
11,853 EQT Corp. 458,237
131,436 Exxon Mobil Corp. 13,140,971
3,950 Hess Corp. 569,432
4,500 HF Sinclair Corp. 250,065
63,732 Kinder Morgan, Inc. 1,124,232
19,572 Marathon Oil Corp. 472,860
12,318 Marathon Petroleum Corp. 1,827,498
22,285 Occidental Petroleum Corp. 1,330,637
17,841 ONEOK, Inc. 1,252,795
4,618 Ovintiv, Inc. 202,823
14,449 Phillips 66 1,923,740
7,544 Pioneer Natural Resources Co. 1,696,495
7,494 Range Resources Corp. 228,117
36,730 Southwestern Energy Co.* 240,582
11,018 Valero Energy Corp. 1,432,340
39,328 Williams Cos., Inc. (The) 1,369,794
45,969,211
Paper & Forest Products (0.0%
†
):
1,965 Louisiana-Pacific Corp. 139,181
Passenger Airlines (0.3%):
3,933 Alaska Air Group, Inc.* 153,662
13,962 American Airlines Group, Inc.* 191,838
19,801 Delta Air Lines, Inc. 796,594
19,235 Southwest Airlines Co. 555,507
10,470 United Airlines Holdings, Inc.* 431,992
2,129,593
Personal Care Products (0.3%):
12,626 Coty, Inc., Class A* 156,815
5,127 Estee Lauder Cos., Inc. (The) 749,823
37,477 Kenvue, Inc. 806,880
1,713,518

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
December 31, 2023
11
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Pharmaceuticals (4.5%):
66,106 Bristol-Myers Squibb Co. $ 3,391,899
5,708 Catalent, Inc.* 256,460
16,000 Elanco Animal Health, Inc.* 238,400
1,005 Jazz Pharmaceuticals plc* 123,615
78,250 Johnson & Johnson 12,264,905
67,276 Merck & Co., Inc. 7,334,430
8,008 Organon & Co. 115,475
4,233 Perrigo Co. plc 136,218
183,232 Pfizer, Inc. 5,275,249
12,006 Royalty Pharma plc, Class A 337,249
38,970 Viatris, Inc. 422,045
29,895,945
Professional Services (0.7%):
1,931 Automatic Data Processing, Inc. 449,865
657 Broadridge Financial Solutions, Inc. 135,178
716 CACI International, Inc., Class A* 231,884
4,356 Ceridian HCM Holding, Inc.* 292,375
14,382 Clarivate plc* 133,177
1,527 Concentrix Corp. 149,967
9,034 Dun & Bradstreet Holdings, Inc. 105,698
1,195 Equifax, Inc. 295,512
927 FTI Consulting, Inc.* 184,612
4,601 Genpact, Ltd. 159,701
4,103 Jacobs Solutions, Inc. 532,569
2,939 KBR, Inc. 162,850
4,461 Leidos Holdings, Inc. 482,859
1,549 ManpowerGroup, Inc. 123,099
838 Paycor HCM, Inc.* 18,092
3,358 Robert Half, Inc. 295,235
1,793 Science Applications International Corp. 222,906
7,073 SS&C Technologies Holdings, Inc. 432,231
6,350 TransUnion 436,308
4,844,118
Real Estate Management & Development (0.4%):
9,857 CBRE Group, Inc., Class A* 917,588
7,422 CoStar Group, Inc.* 648,608
1,072 Howard Hughes Holdings, Inc.* 91,710
1,591 Jones Lang LaSalle, Inc.* 300,492
1,901 Zillow Group, Inc., Class A* 107,825
4,878 Zillow Group, Inc., Class C* 282,241
2,348,464
Residential REITs (0.8%):
11,060 American Homes 4 Rent, Class A 397,718
4,943 Apartment Income REIT Corp. 171,670
4,556 AvalonBay Communities, Inc. 852,974
3,412 Camden Property Trust 338,777
3,820 Equity LifeStyle Properties, Inc. 269,463
12,027 Equity Residential 735,571
2,070 Essex Property Trust, Inc. 513,236
19,607 Invitation Homes, Inc. 668,795
3,857 Mid-America Apartment Communities, Inc. 518,612
3,127 Sun Communities, Inc. 417,924
10,083 UDR, Inc. 386,078
5,270,818
Retail REITs (0.7%):
3,041 Agree Realty Corp. 191,431
Shares Value
Common Stocks, continued
Retail REITs, continued
9,829 Brixmor Property Group, Inc. $ 228,721
2,681 Federal Realty Investment Trust 276,277
21,282 Kimco Realty Corp. 453,519
5,895 NNN REIT, Inc. 254,075
23,510 Realty Income Corp. 1,349,944
5,818 Regency Centers Corp. 389,806
8,192 Simon Property Group, Inc. 1,168,507
4,454 Spirit Realty Capital, Inc. 194,595
4,506,875
Semiconductors & Semiconductor Equipment (4.1%):
22,342 Advanced Micro Devices, Inc.* 3,293,434
16,169 Analog Devices, Inc. 3,210,517
4,220 Applied Materials, Inc. 683,935
1,708 Cirrus Logic, Inc.* 142,089
4,636 Entegris, Inc. 555,486
3,495 First Solar, Inc.* 602,119
2,680 GLOBALFOUNDRIES, Inc.*^ 162,408
137,008 Intel Corp. 6,884,652
243 Lam Research Corp. 190,332
27,825 Marvell Technology, Inc. 1,678,126
5,034 Microchip Technology, Inc. 453,966
35,475 Micron Technology, Inc. 3,027,437
2,059 MKS Instruments, Inc. 211,809
13,884 ON Semiconductor Corp.* 1,159,731
3,222 Qorvo, Inc.* 362,829
4,569 QUALCOMM, Inc. 660,814
5,217 Skyworks Solutions, Inc. 586,495
890 Teradyne, Inc. 96,583
17,483 Texas Instruments, Inc. 2,980,152
875 Universal Display Corp. 167,352
4,106 Wolfspeed, Inc.* 178,652
27,288,918
Software (1.6%):
519 ANSYS, Inc.* 188,335
5,184 AppLovin Corp., Class A* 206,582
953 Aspen Technology, Inc.* 209,803
3,385 BILL Holdings, Inc.* 276,182
6,873 CCC Intelligent Solutions Holdings, Inc.* 78,284
1,963 Dolby Laboratories, Inc., Class A 169,171
959 Dropbox, Inc., Class A* 28,271
14,931 Gen Digital, Inc. 340,725
2,697 Guidewire Software, Inc.* 294,081
1,028 HashiCorp, Inc., Class A* 24,302
397 Informatica, Inc., Class A* 11,271
1,661 nCino, Inc.* 55,859
4,330 NCR Voyix Corp.* 73,220
5,486 Nutanix, Inc., Class A* 261,627
29,504 Oracle Corp. 3,110,607
1,773 PTC, Inc.* 310,204
3,451 Roper Technologies, Inc. 1,881,382
7,578 Salesforce, Inc.* 1,994,075
5,569 SentinelOne, Inc., Class A* 152,813
347 Tyler Technologies, Inc.* 145,088
2,991 UiPath, Inc., Class A* 74,297
5,952 Unity Software, Inc.* 243,377
8,180 Zoom Video Communications, Inc., Class A* 588,224
10,717,780

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
December 31, 2023
12
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Specialized REITs (1.5%):
12,649 Crown Castle, Inc. $ 1,457,038
7,111 CubeSmart 329,595
9,706 Digital Realty Trust, Inc. 1,306,233
2,660 EPR Properties 128,877
1,512 Equinix, Inc. 1,217,750
6,843 Extra Space Storage, Inc. 1,097,138
8,350 Gaming and Leisure Properties, Inc. 412,073
4,689 Iron Mountain, Inc. 328,136
680 Lamar Advertising Co., Class A 72,270
2,479 National Storage Affiliates Trust 102,804
2,104 Public Storage 641,720
4,571 Rayonier, Inc. 152,717
3,124 SBA Communications Corp. 792,528
33,559 VICI Properties, Inc. 1,069,861
23,822 Weyerhaeuser Co. 828,291
9,937,031
Specialty Retail (0.7%):
1,989 Advance Auto Parts, Inc. 121,389
905 AutoNation, Inc.* 135,913
96 AutoZone, Inc.* 248,219
7,662 Bath & Body Works, Inc. 330,692
5,482 Best Buy Co., Inc. 429,131
4,727 CarMax, Inc.* 362,750
1,756 Dick's Sporting Goods, Inc. 258,044
8,551 GameStop Corp., Class A*^ 149,899
6,032 Gap, Inc. (The) 126,129
907 Lithia Motors, Inc. 298,657
5,006 Lowe's Cos., Inc. 1,114,085
296 O'Reilly Automotive, Inc.* 281,224
686 Penske Automotive Group, Inc. 110,110
2,533 Petco Health & Wellness Co., Inc.* 8,004
465 RH* 135,538
769 Ross Stores, Inc. 106,422
3,253 Valvoline, Inc.* 122,248
812 Victoria's Secret & Co.* 21,550
1,827 Wayfair, Inc., Class A* 112,726
1,821 Williams-Sonoma, Inc. 367,441
4,840,171
Technology Hardware, Storage & Peripherals (0.4%):
41,447 Hewlett Packard Enterprise Co. 703,770
22,188 HP, Inc. 667,637
4,152 NetApp, Inc. 366,040
2,095 Pure Storage, Inc., Class A* 74,708
10,474 Western Digital Corp.* 548,523
2,360,678
Textiles, Apparel & Luxury Goods (0.6%):
689 Birkenstock Holding plc*^ 33,575
3,615 Capri Holdings, Ltd.* 181,618
1,340 Carter's, Inc. 100,353
1,294 Columbia Sportswear Co. 102,925
Shares Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
17,986 NIKE, Inc., Class B $ 1,952,740
1,926 PVH Corp. 235,203
1,294 Ralph Lauren Corp. 186,595
4,081 Skechers USA, Inc., Class A* 254,409
7,054 Tapestry, Inc. 259,658
6,770 Under Armour, Inc., Class A* 59,508
7,090 Under Armour, Inc., Class C* 59,201
11,574 VF Corp. 217,591
3,643,376
Tobacco (1.1%):
57,991 Altria Group, Inc. 2,339,357
50,508 Philip Morris International, Inc. 4,751,793
7,091,150
Trading Companies & Distributors (0.6%):
3,261 Air Lease Corp. 136,766
3,621 Core & Main, Inc., Class A* 146,325
4,600 Fastenal Co. 297,942
6,269 Ferguson plc 1,210,356
1,458 MSC Industrial Direct Co., Inc. 147,637
1,030 SiteOne Landscape Supply, Inc.* 167,375
1,744 United Rentals, Inc. 1,000,045
805 Watsco, Inc. 344,918
1,391 WESCO International, Inc. 241,867
3,693,231
Water Utilities (0.2%):
6,368 American Water Works Co., Inc. 840,512
7,790 Essential Utilities, Inc. 290,957
1,131,469
Wireless Telecommunication Services (0.4%):
16,996 T-Mobile US, Inc. 2,724,969
Total Common Stocks (Cost $462,845,250) 655,970,654
Affiliated Investment Company (0.1%):
Money Markets (0.1%):
688,717 BlackRock Liquidity FedFund, Institutional Class
+
(a)
(b) 688,717
Total Affiliated Investment Company (Cost $688,717) 688,717
Unaffiliated Investment Company (0.6%):
Money Markets (0.6%):
3,848,484 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 5.25%(b) 3,848,484
Total Unaffiliated Investment Company (Cost $3,848,484) 3,848,484
Total Investment Securities
(Cost $467,382,451) — 100.1%(c) 660,507,855
Net other assets (liabilities) — (0.1)% (447,469)
Net Assets — 100.0% $ 660,060,386
REIT—Real Estate Investment Trust
* Non-income producing security.
+ Affiliated Securities
^ This security or a partial position of this security was on loan as of December 31, 2023. The total value of securities on loan as of December 31, 2023 was $643,741.
† Represents less than 0.05%.

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
December 31, 2023
13
See accompanying notes to the financial statements.
(a) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2023.
(b) The rate represents the effective yield at December 31, 2023.
(c) See Federal Tax Information listed in the Notes to the Financial Statements.
Amounts shown as “—“ are either $0 or round to less than $1.
Percentages indicated are based on net assets as of December 31, 2023 .
Futures Contracts
At December 31, 2023, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini March Futures (U.S. Dollar) 3/15/24 9 $ 2,169,000 $ 54,140
S&P Midcap 400 E-Mini March Futures (U.S. Dollar) 3/15/24 9 2,528,550 79,102
$ 133,242

AZL Russell 1000 Value Index Fund
14
See accompanying notes to the financial statements.
Statement of Assets and Liabilities
December 31, 2023
Statement of Operations
For the Year Ended December 31, 2023
Assets:
Investments in non-affiliates, at cost $ 465, 852 , 848
Investments in affiliates, at cost 1,529,603
Investments in non-affiliates, at value(a) $ 656,600,662
Investments in affiliates, at value 3,907,193
Deposit at broker for futures contracts collateral 261,200
Interest and dividends receivable 921,531
Receivable for investments sold 51,875
Prepaid expenses 2,715
Receivable from Manager 49,540
Reclaims receivable 9 , 671
Total Assets 661,804,387
Liabilities:
Cash overdraft 1,324
Payable for investments purchased 36,219
Payable for capital shares redeemed 520,582
Payable for collateral received on loaned securities 688,717
Payable for variation margin on futures contracts 31,054
Management fees payable 242,191
Administration fees payable 27,112
Distribution fees payable 100,484
Custodian fees payable 7,054
Administrative and compliance services fees payable 1,537
Transfer agent fees payable 2,802
Trustee fees payable 6,381
Other accrued liabilities 78,544
Total Liabilities 1,744,001
Commitments and contingent liabilities^
Net Assets
$ 660,060,386
Net Assets Consist of:
Paid in capital $ 436,946,970
Total distributable earnings 223,113,416
Net Assets
$ 660,060,386
Class 1
Net Assets $ 177,871,319
Shares of beneficial interest (unlimited number of shares authorized, no par value) 21,603,164
Net Asset Value (offering and redemption price per share) $ 8.23
Class 2
Net Assets $ 482,189,067
Shares of beneficial interest (unlimited number of shares authorized, no par value) 37,971,048
Net Asset Value (offering and redemption price per share) $ 12.70
(a) Includes securities on loan of $643,741.
^ See Note 3 in Notes to the Financial Statements.
Investment Income:
Dividends from non-affiliates $ 16,305,318
Dividends from affiliates 112,545
Interest 9,048
Income from securities lending 125,627
Foreign withholding tax (4,222)
Total Investment Income 16,548,316
Expenses:
Management fees 3,101,387
Administration fees 204,565
Distribution fees - Class 2 1,322,402
Custodian fees 25,540
Administrative and compliance services fees 8,175
Transfer agent fees 13,990
Trustee fees 37,575
Professional fees 32,150
Licensing fees 138,044
Shareholder reports 11,876
Other expenses 21,234
Total expenses before reductions 4,916,938
Less expense contractually waived/reimbursed by the Manager (634,386)
Net expenses 4,282,552
Net Investment Income/(Loss)
12,265,764
Net realized and Change in net unrealized gains/losses on
investments:
Net realized gains/(losses) on securities and foreign currencies 28,185,013
Net realized gains/(losses) on affiliated transactions (215,758)
Net realized gains/(losses) on futures contracts 91,486
Change in net unrealized appreciation/depreciation on securities and foreign currencies 29,155,172
Change in net unrealized appreciation/depreciation on affiliated transactions 629,187
Change in net unrealized appreciation/depreciation on futures contracts 227,377
Net realized and Change in net unrealized gains/losses on
investments
58,072,477
Change in Net Assets Resulting From Operations
$ 70,338,241

AZL Russell 1000 Value Index Fund
15
See accompanying notes to the financial statements.
Statements of Changes in Net Assets
For the
Year Ended
December 31, 2023
For the
Year Ended
December 31, 2022
Change In Net Assets:
Operations:
Net investment income/(loss) $ 12,265,764 $ 15,861,994
Net realized gains/(losses) on investments 28,060,741 39,929,522
Change in unrealized appreciation/depreciation on investments 30,011,736 (151,834,583)
Change in net assets resulting from operations 70,338,241 (96,043,067)
Distributions to Shareholders:
Class 1 (20,137,771) (29,777,305)
Class 2 (35,346,468) (86,902,859)
Change in net assets resulting from distributions to shareholders (55,484,239) (116,680,164)
Capital Transactions:
Class 1
Proceeds from shares issued 1,373,156 14,542
Proceeds from dividends reinvested 20,137,771 29,777,305
Value of shares redeemed (23,643,914) (23,577,132)
Total Class 1 Shares (2,132,987) 6,214,715
Class 2
Proceeds from shares issued 4,296,581 8,911,501
Proceeds from dividends reinvested 35,346,468 86,902,859
Value of shares redeemed (319,862,444) (180,794,379)
Total Class 2 Shares (280,219,395) (84,980,019)
Change in net assets resulting from capital transactions (282,352,382) (78,765,304)
Change in net assets (267,498,380) (291,488,535)
Net Assets:
Beginning of period 927,558,766 1,219,047,301
End of period $ 660,060,386 $ 927,558,766
Share Transactions:
Class 1
Shares issued 157,406 1,397
Dividends reinvested 2,728,695 3,764,514
Shares redeemed (2,807,455) (2,428,108)
Total Class 1 Shares 78,646 1,337,803
Class 2
Shares issued 342,196 664,830
Dividends reinvested 3,106,016 7,459,473
Shares redeemed (25,873,822) (12,986,670)
Total Class 2 Shares (22,425,610) (4,862,367)
Change in shares (22,346,964) (3,524,564)

AZL Russell 1000 Value Index Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)
16
See accompanying notes to the financial statements.
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Year Ended
December 31,
2020
Year Ended
December 31,
2019
Class 1
Net Asset Value, Beginning of Period
$ 8.40  $ 10.98  $ 9.02  $ 9.75  $ 8.55
Investment Activities:
Net Investment Income/(Loss)(a) 0.16  0.17  0.16  0.18  0.21
Net Realized and Unrealized Gains/(Losses) on Investments 0.71  (1.14) 2.04  (0.06) 1.94
Total from Investment Activities 0.87  (0.97) 2.20  0.12  2.15
Distributions to Shareholders From:
Net Investment Income (0.33) (0.22) (0.20) (0.27) (0.30)
Net Realized Gains (0.71) (1.39) (0.04) (0.58) (0.65)
Total Dividends (1.04) (1.61) (0.24) (0.85) (0.95)
Net Asset Value, End of Period
$ 8.23  $ 8.40  $ 10.98  $ 9.02  $ 9.75
Total Return (b)
11.69% (7.88)% 24.55% 2.25% 26.13%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $ 177,871  $ 180,772  $ 221,723  $ 146,474  $ 165,337
Net Investment Income/(Loss) 1 . 93% 1.75% 1.52% 2.08% 2.21%
Expenses Before Reductions(c) 0.51% 0.50% 0.52% 0.52% 0.51%
Expenses Net of Reductions 0.42% 0.41% 0.43% 0.43% 0.43%
Portfolio Turnover Rate(d) 13% 12% 38%(e) 27% 15%
Class 2
Net Asset Value, Beginning of Period
$ 12.36  $ 15.28  $ 12.48  $ 13.13  $ 11.22
Investment Activities:
Net Investment Income/(Loss)(a) 0.21  0.21  0.18  0.21  0.25
Net Realized and Unrealized Gains/(Losses) on Investments 1.11  (1.56) 2.83  (0.04) 2.57
Total from Investment Activities 1.32  (1.35) 3.01  0.17  2.82
Distributions to Shareholders From:
Net Investment Income (0.27) (0.18) (0.17) (0.24) (0.26)
Net Realized Gains (0.71) (1.39) (0.04) (0.58) (0.65)
Total Dividends (0.98) (1.57) (0.21) (0.82) (0.91)
Net Asset Value, End of Period
$ 12.70  $ 12.36  $ 15.28  $ 12.48  $ 13.13
Total Return (b)
11.56% (8.18)% 24.25% 2.01% 25.86%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $ 482,189  $ 746,787  $ 997,324  $ 779,649  $ 787,403
Net Investment Income/(Loss) 1.68% 1.5 0% 1.27% 1.83% 1.96%
Expenses Before Reductions(c) 0.76% 0.75% 0.77% 0.77% 0.76%
Expenses Net of Reductions 0.67% 0.66% 0.68% 0.68% 0.68%
Portfolio Turnover Rate(d) 13% 12% 38%(e) 27% 15%
(a) Calculated using the average shares method.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges.  If these charges were included, the returns would have been lower.
(c) Excludes fee reductions.  If such fee reductions had not occurred, the ratios would have been as indicated.
(d) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(e) Excludes impact of in-kind transactions.

AZL Russell 1000 Value Index Fund
Notes to the Financial Statements
December 31, 2023
17
1. Organization
The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services— Investment
Companies.” The Trust consists of 16 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Russell 1000
Value Index Fund (the “Fund”), and 15 are presented in separate reports. The Fund is a diversified series of the Trust.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance
Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
2.  Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-
dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Real Estate Investment Trusts
The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.
Foreign Currency Translation and Withholding Taxes
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.
Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

AZL Russell 1000 Value Index Fund
Notes to the Financial Statements
December 31, 2023
18
Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance
Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment
Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Class Allocation
The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of the Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred. All share classes have equal voting rights, except that voting with respect to matters that affect a single class is limited to shares of that class.
Securities Lending
To generate additional income, the Fund may lend up to 33 1⁄3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash,
U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities).
The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The
Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned.
There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at December 31, 2023 are presented on the Fund’s Schedule of Portfolio Investments.
Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent 9%
of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $12,418 during the year ended December 31, 2023. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $688,717 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of December 31, 2023. At December 31, 2023, there were no master netting provisions in the securities lending agreement.
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the year ended December 31, 2023, the Fund did not engage in any Rule 17a-7 transactions.
Derivative Instruments
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the
Fund, including the primary underlying risk exposures related to each instrument type.
Futures Contracts
During the year ended December 31, 2023, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the year ended December
31, 2023, the monthly average notional amount for long contracts was $4.0 million. There was no short contract activity during the period. Realized gains and losses are reported as
“Net realized gains/(losses) on futures contracts” on the Statement of Operations.

AZL Russell 1000 Value Index Fund
Notes to the Financial Statements
December 31, 2023
19
Summary of Derivative Instruments
The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of December 31, 2023:
The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the year ended December 31, 2023:
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock
Investment” or the “Subadviser”), BlackRock Investment provides investment advisory services for and makes investment decisions on behalf of the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Management fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2025.
For the year ended December 31, 2023, the annual rate due to the Manager and the annual expense limit were as follows:
* The Manager waived, prior to any application of expense limit, the management fee to 0.35% on all assets in order to maintain a more competitive expense ratio. The Manager reserves the right to increase the management fee to the amount shown in the table above (i.e., discontinue the waiver) at any time after April 30, 2025. The annual rate due to the
Subadviser from the Manager is 0.015%.
Any amounts contractually waived or remitted to the Fund by the Manager with respect to the annual expense limit in a particular fiscal year may be reimbursed by the Fund to the
Manager, provided that such reimbursement will not cause the Fund to exceed the lesser of any applicable expense limit in effect (i) at the time of the original waiver or payment and (ii) at the time of such reimbursement, as supported by standard accounting practices. Such reimbursement only applies to amounts waived or paid by the Manager within the three years prior to the date of such reimbursement, calculated monthly from when the waiver or payment was recorded. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At December 31, 2023, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.
Management fees, which the Manager waived in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations, as applicable.
At December 31, 2023, the following investments are noted as Affiliated Securities in the Fund’s Schedule of Portfolio Investments.
Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and
compliance services fees.”
Asset Derivatives Liability Derivatives
Primary Risk Exposure
Statement of Assets
and Liabilities Location Total Value
Statement of Assets
and Liabilities Location Total Value
Equity Risk
133,242 –
Futures Contracts Receivable for variation margin on futures contracts* $133,242 Payable for variation margin on futures contracts* $—
* For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day's variation margin, if any, is reported within the Statement of Assets and Liabilities as Variation margin on futures contracts.
Primary Risk Exposure
Location of Gains/(Losses)
on Derivatives
Recognized
Realized Gains/(Losses)
on Derivatives
Recognized
Change in Net Unrealized
Appreciation/Depreciation
on Derivatives Recognized
Equity Risk
(91,486) (227,377)
Futures Contracts Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/
depreciation on futures contracts
$ 91,486 $ 227,377
Annual Rate* Annual Expense Limit
AZL Russell 1000 Value Index Fund, Class 1 0.44% 0.59%
AZL Russell 1000 Value Index Fund, Class 2 0.44% 0.84%
Value
12/31/22
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
12/31/23
Shares
as of
12/31/23
Dividend
Income
Capital Gains
Distributions
BlackRock, Inc., Class A $ 5 , 336 , 693 $ 57,152 $ (1,900,081) $ (215,758) $ 629,187 $ 3,907,193 4,813 $ 112,545 $ —

AZL Russell 1000 Value Index Fund
Notes to the Financial Statements
December 31, 2023
20
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of combined average daily net assets of the Funds on the first $4 billion, 0.04% of combined average daily net assets of the Funds on the next
$2 billion, 0.02% of combined average daily net assets of the Funds on the next $2 billion and 0.01% of combined average daily net assets of the Funds over $8 billion. The overall
Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any
Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY
Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the average daily net assets attributable to Class 2 shares, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Security prices are determined pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange
(“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used. Securities listed on
NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level
1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy. Futures contracts are valued at the settlement prices established each day on the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.
Other assets and securities for which market quotations have become unreliable or are not readily available as defined in Rule 2a-5 under the 1940 Act are valued in accordance with valuation procedures approved by the Board. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as
Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.
In accordance with valuation procedures approved by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. These procedures include the Fund’s use of a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.
The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.
The following is a summary of the valuation inputs used as of December 31, 2023 in valuing the Fund’s investments based upon the three levels defined above:
Investment Securities: Level 1 Level 2 Level 3 Total
Common Stocks
+
$ 655,970,654 $ —
#
$ — $ 655,970,654
Affiliated Investment Company 688,717 — — 688,717

AZL Russell 1000 Value Index Fund
Notes to the Financial Statements
December 31, 2023
21
5. Security Purchases and Sales
For the year ended December 31, 2023 cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:
6. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Concentration Risk: The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class.
Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.
Market Risk : The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to a particular company, such as real or perceived adverse economic conditions, inflation, recessions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.
7. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2023 is $477,704,675. The gross unrealized appreciation/
(depreciation) on a tax basis is as follows:
Investment Securities: Level 1 Level 2 Level 3 Total
Unaffiliated Investment Company $ 3,848,484 $ — $ — $ 3,848,484
Total Investment Securities 660,507,855 — — 660,507,855
Other Financial Instruments:
*
Futures Contracts 133,242 — — 133,242
Total Investments $660,641,097 $— $— $660,641,097
+
For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.
#
Represents the interest in securities that were determined to have value of zero at December 31, 2023.
*
Other Financial Instruments would include any derivative instruments, such as futures contracts.  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.
Purchases Sales
AZL Russell 1000 Value Index Fund $91,960,819 $418,127,934
Unrealized appreciation $206,215,446
Unrealized (depreciation) (23,412,266)
Net unrealized appreciation/(depreciation) $182,803,180

AZL Russell 1000 Value Index Fund
Notes to the Financial Statements
December 31, 2023
22
The tax character of dividends paid to shareholders during the year ended December 31, 2023, was as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2022 was as follows:
At December 31, 2023, the components of accumulated earnings on a tax basis were as follows:
8. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the
1940 Act. As of December 31, 2023 the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 90% of the Fund.
Investment activities of this shareholder could have a material impact to the Fund.
9. Recent Regulatory Pronouncements
Effective January 24, 2023, the SEC adopted rule and form amendments that require open-end management investment companies to transmit concise and visually engaging annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a tailored shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24,
2024. Accordingly, the rule and form amendments will not impact the Fund until the 2024 semi-annual shareholder report and will have no effect on the Fund’s accounting policies or financial statements.
10. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL Russell 1000 Value Index Fund $19,041,917 $36,442,322 $55,484,239
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL Russell 1000 Value Index Fund $33,190,347 $83,489,817 $116,680,164
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
Depreciation(a)
Total
Accumulated
Earnings/ (Deficit)
AZL Russell 1000 Value Index Fund $25,121,998 $15,188,238 $— $182,803,180 $223,113,416
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales, investments in real estate investment trusts and other miscellaneous differences.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
23
To the Board of Trustees of Allianz Variable Insurance Products Trust and Shareholders of
AZL Russell 1000 Value Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of AZL Russell 1000 Value Index Fund (one of the funds constituting Allianz Variable Insurance Products Trust, referred to hereafter as the "Fund") as of December 31, 2023, the related statement of operations for the year ended
December 31, 2023, the statements of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2023 and the financial highlights for each of the five years in the period ended December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
New York, New York
February 22, 2024
We have served as the auditor of one or more investment companies in the Allianz Variable Insurance Products complex since 2018.

24
Other Federal Income Tax Information (Unaudited)
For the year ended December 31, 2023, 100% of the total ordinary income dividends paid by the Fund qualify for the corporate dividends received deductions available to corporate shareholders.
During the year ended December 31, 2023, the Fund declared net short-term capital gain distributions of $2,910,958.
During the year ended December 31, 2023, the Fund declared net long-term capital gain distributions of $36,442,322.

25
Other Information (Unaudited)
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov .
The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov, or may be obtained by calling 800-624-0197.

26
Approval of Investment Advisory and Subadvisory Agreements (Unaudited)
Subject to the general supervision of the Board of Trustees (the “Board”) and in accordance with the investment objectives and restrictions of each separate series (together, the
“Funds”) of the Allianz Variable Insurance Products Trust (the “Trust”), investment advisory services are provided to the Funds by Allianz Investment Management LLC (the “Manager”).
As used in this section, “Fund” refers to any of the Funds other than the AZL Moderate Index Strategy Fund. The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board, is responsible for the management of each Fund. For management services, each Fund pays the Manager an investment advisory fee based upon the Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing the Fund if and when total Fund operating expenses exceed certain amounts until at least April 30, 2025 (the “Expense Limitation Agreement”).
Each Fund is a manager-of-managers fund. That means that the Manager is responsible for monitoring the various Subadvisers that have day-to-day responsibility for the investment decisions made for each Fund. The Manager also is responsible for determining, in the first instance, which investment advisers to consider recommending for selection as a
Subadviser.
In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America (“Allianz Life”) and its subsidiary, Allianz Life Insurance Company of New York (“Allianz of New York”). Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products, and not in the retail fund market.
The Manager has adopted policies and procedures to assist it in the process of analyzing each potential Subadviser with expertise in particular asset classes for purposes of making the recommendation that a specific investment adviser be selected. The Board reviews and considers the information provided by the Manager in deciding which investment advisers to select as a Subadviser. After an investment adviser becomes a Subadviser, a similarly rigorous process is instituted by the Manager to monitor the investment performance and other responsibilities of the Subadviser. The Manager reports to the Board on its analysis at the regular meetings of the Board, which are held at least quarterly. Where warranted, the Manager will add or remove a particular Subadviser from a “watch” list that it maintains. Watch list criteria include, for example: (a) Fund performance over various time periods;
(b) Fund risk issues, such as changes in key personnel involved with Fund management, changes in investment philosophy or process, or “capacity” concerns; and (c) organizational risk issues, such as regulatory, compliance or legal concerns, or changes in the ownership of the Subadviser. The Manager may place a Fund on the watch list for other reasons, and if so, will explain its rationale to the Board. Funds which are on the watch list are subject to additional scrutiny by the Manager and the Board. Funds may be removed from such watch list, if for example, performance improves or regulatory matters are satisfactorily resolved. However, in some situations where Funds have been on the watch list, the Manager has recommended the retention of a new Subadviser, and the Board has subsequently considered and approved retention of the new Subadviser.
As required by the Investment Company Act of 1940 (the “1940 Act”), the Board has reviewed and approved the Management Agreement with the Manager and the portfolio management agreements (the “Subadvisory Agreements”; and together with the Management Agreement, the “Advisory Contracts”) with the Subadvisers. The Board’s decision to approve these contracts reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of these contracts, the Board considered many factors, among the most material of which are: the Fund’s investment objectives and long-term performance; the Manager’s and Subadvisers’
(collectively, the “Advisory Organizations”) management philosophy, personnel, processes and investment performance, including their compliance history and the adequacy of their compliance processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.
The Board also considered the compensation and benefits received by the Advisory Organizations. This includes fees received for services provided to the Fund by affiliated persons of the Advisory Organizations and research services received by the Advisory Organizations from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Services Agreement and a Compliance Services Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance
Officer; and (2) Allianz Life Financial Services, LLC, an affiliated person of the Manager, is a registered securities broker-dealer and received (along with its affiliated persons) any payments made by the Funds pursuant to Rule 12b1.
The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature, extent and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; the profitability of acting as adviser to the fund; and the extent to which the independent Board members, who are not “interested persons” of a fund as defined by the 1940 Act (“Independent Trustees”), are fully informed about all facts bearing on the adviser’s services and fees. The
Board is aware of these factors and takes them into account in its review of the Advisory Contracts.
Each member of the Board considered and weighed these factors in light of his or her experience in governing the Trust and working with the Advisory Organizations on matters relating to the Funds. The Board is assisted in its deliberations by the advice of independent legal counsel to the Independent Trustees (“Independent Trustee Counsel”). In this regard, the Board requests and receives a significant amount of information about the Funds and the Advisory Organizations. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meetings at which the Board’s formal review of the Advisory Contracts occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of Advisory Contracts is informed by reports covering such matters as: an Advisory Organization’s investment philosophy, personnel, and processes; the Fund’s investment performance (in absolute terms as well as in relationship to its benchmark(s) and certain competitor or “peer group” funds), and comments on the reasons for performance; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to peer group and/or competing funds, with due regard for the Expense Limitation Agreement and additional voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities; the nature, extent and quality of the advisory and other services provided to the Fund by the Advisory Organizations and their affiliates; compliance and audit reports concerning the Funds and the companies that service them; and
relevant developments in the mutual fund industry and how the Funds and/or Advisory Organizations are responding to them.

27
The Board also receives financial information about the Advisory Organizations, including reports on the compensation and benefits the Advisory Organizations derive from their relationships with the Funds. These reports cover not only the fees under the Advisory Contracts, but also the fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or “fall-out” benefits an Advisory Organization may derive from its relationship with the Funds.
In assessing the Advisory Organizations’ performance of their obligations, the Board may also consider whether there has occurred a circumstance or event that would constitute a reason for it to not renew an Advisory Contract. In this regard, the Board is mindful of the potential disruption of a Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew a contract.
The Advisory Contracts were most recently considered at Board meetings held in the summer and fall of 2023. Information relevant to the approval of such Advisory Contracts was considered at Board meetings held June 13 and 20, 2023, and September 19, 2023, as well as in various other meetings preceding those meetings. Accordingly, the Advisory
Contracts were approved by the Board at an in-person meeting on September 19, 2023. At such meeting the Board also approved the Expense Limitation Agreement between the
Manager and the Trust for the period ending April 30, 2025. Additionally, at the meeting held September 19, 2023, the Board considered and approved a recommendation to reduce, through at least April 30, 2025, the management fee of the AZL MSCI Global Equity Index Fund.
In connection with such meetings, the Board requested and evaluated extensive materials from the Advisory Organizations, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third-party provider and other sources believed to be reliable by the Manager and the Trustees. Prior to voting, the Trustees reviewed the proposed approval of the Advisory Contracts with management and with Independent Trustee Counsel and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approval. The Independent Trustees also discussed the proposed approval in private sessions with Independent Trustee Counsel at which no representatives of the Manager or Subadvisers were present. In reaching their determinations relating to the approval of the Advisory Contracts, in respect of each Fund, each member of the Board considered all factors he or she believed relevant. The Board based its decision to approve the Advisory
Contracts on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to every Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.
Shareholder reports must include a discussion of certain factors relating to the selection of investment advisers and the approval of advisory fees. The “factors” enumerated by the
SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:
(1) The nature, extent and quality of services provided by the Manager and Subadvisers . The Trustees noted that the Manager, subject to the oversight of the Board, administers each Fund’s business and other affairs. Under the Management Agreement, the Manager holds the sole and exclusive responsibility to provide, or arrange for others to provide, the management of the Funds’ assets and the placement of orders for the purchase and sale of the securities of the Funds. As each Fund is a manager of managers fund, the Manager is authorized, under the Management Agreement, to retain one or more Subadvisers for each Fund to handle day-to-day management of the Funds’ investment portfolios; the Manager is responsible for determining, in the first instance, which investment advisers to recommend to the Board for selection as a Subadviser. The Board was aware that, notwithstanding the retention of the Subadvisers to handle day-to-day portfolio management, the Manager remains responsible for substantial other matters, including continuously monitoring compliance by each Subadviser with the investment policies and restrictions of the respective Funds, with such other limitations or directions of the Board, and with all legal requirements under federal or state law or regulation. The Manager also is responsible primarily to provide statistical information and other data to the Board regarding the Funds’ portfolio investments and to make available to the Funds’ administrator such information as is necessary for the conduct of its duties.
The Board also noted that the Manager provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any other service providers retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer and certain compliance staff, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.
The Board considered the scope and quality of services provided by the Manager and the Subadvisers and noted that the scope of the services provided has continued to expand as a result of regulatory and other developments. The Board noted that, for example, the Manager and Subadvisers are responsible for maintaining and monitoring their own compliance programs, and these compliance programs are continuously refined and enhanced in light of new regulatory requirements. The Board considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Board members concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Trust and to each of the Funds under the Advisory Contracts.
(2) The investment performance of the Funds, the Manager and the Subadvisers . In connection with every quarterly Board meeting, as well as the summer and fall 2023 contract review process, the Board receives extensive information on the performance results of each of the Funds. This includes performance information on the Funds for the previous quarter, and previous one-, three- and five-year periods, to the extent available. The performance information considered includes information on absolute total return, performance versus the appropriate benchmark(s), and performance versus peer groups as reported by Lipper. For example, in connection with the Board meetings held June 13 and 20, 2023, and
September 19, 2023, the Manager reported that for the one-year period ended December 31, 2022, six Funds were in the top 40%, five were in the middle 20%, and four were in the bottom 40% of their respective Lipper peer groups. For the three-year period ended December 31, 2022, nine Funds were in the top 40%, two were in the middle 20% and four were in the bottom 40% of their respective Lipper peer groups. For the five-year period ended December 31, 2022, seven Funds were in the top 40%, four were in the middle 20%, and four were in the bottom 40% of their respective Lipper peer groups. For Funds which are index funds, the Board each quarter also receives information on the extent, if any, to which such Funds deviate from their particular benchmark index (referred to as “index attribution”).
Two Funds, the AZL Russell 1000 Value Index Fund and the AZL Government Money Market Fund, were in the bottom 40% for all of the one-, three- and five-year periods. The
Board had previously met with the portfolio managers of the AZL Russell 1000 Value Index Fund in December 2021 and met with the portfolio managers of the AZL Government
Money Market Fund in June 2023 to receive and review enhanced reporting on each Fund’s current investment strategy, process and outlook. As a result of these discussions and other discussions with representatives of the Manager, the Board considered the reasons for the underperformance of these Funds, including the headwinds faced by their long-
term investment strategies. The Board understood that such underperformance was not a reflection of the nature, extent or quality of services being provided by the respective
Subadvisers. The Board considered that the AZL Russell 1000 Value Index Fund seeks to track its underlying index and does not take defensive positions under any market conditions, including in periods of market decline. The Board also considered the impact of low short-term interest rates on the performance of the AZL Government Money Market Fund during the periods measured.

28
The Board considered that the AZL Enhanced Bond Index Fund, which was in the bottom 40% of its Lipper peer group for the three- and five-year periods, had shown improved relative performance in more recent periods.
At the Board meeting held September 19, 2023, the Board also received updated performance information for the Funds, including updated Lipper peer group ranking information, for various periods ending June 30, 2023.
Thus, at the Board meeting held September 19, 2023, the Board determined that the overall investment performance of the Funds was acceptable.
(3) The costs of services to be provided and profits to be realized by the Manager and the Subadvisers and their affiliates from their relationship with the Funds . The Manager supplied information to the Board pertaining to the level of investment advisory fees to which the Funds are subject. The Manager has agreed to temporarily limit Fund expenses at certain levels, and information is provided to the Board setting forth “contractual” advisory fees and “actual” fees after taking expense limits and any temporary fee waivers into account.
The Board noted that the subadvisory fees are paid by the Manager to each Subadviser and are not additional fees borne by the Funds. Based upon the information provided, the
“actual” advisory fees payable by the Funds overall are generally comparable to the average level of fees paid by the Funds’ peer groups. For the 15 Funds reviewed by the Board in the summer and fall of 2023, 14 Funds paid “actual” advisory fees in a percentage amount within the 65 th
percentile or lower for each Fund’s applicable category. (A lower percentile reflects lower fund fees and is better for fund shareholders.) The Board recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.
Based upon the information provided, the management fee ranking in 2022 for the 15 Funds was as follows: (1) 14 of the Funds had management fee rankings at or below the 65th percentile (with 11 Funds at or below the 50th percentile); and (2) for the AZL MSCI Global Equity Index Fund, it was determined that there was poor peer group comparability due to there being only one other fund in the category. In addition, the Board also considered that the AZL Enhanced Bond Index Fund ranked at the 65th percentile in the bond index category, but that the Fund’s enhanced bond strategy lacks direct peers.
The Manager has also supplied information to the Board pertaining to total Fund expenses (which include advisory fees, the 25 basis point 12b1 fee paid by the Funds, and other Fund expenses). As noted above, the Manager has agreed to limit Fund expenses at certain levels.
The Manager has committed to providing the Funds with a high quality of service and working to reduce Fund expenses over time.
The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2020 through 2022. The Board recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Board considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Board focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Board recognized that the Manager should earn a reasonable level of profits for the services it provides to each Fund.
The Manager, on behalf of the Board, endeavored to obtain information on the profitability of each Subadviser in connection with its relationship with the Fund or Funds which it subadvised. The Manager was unable to obtain consistent profitability information from some of the Subadvisers that would allow the Board to determine the profits derived from the
Subadviser’s relationship to the Fund or Funds, rather than its overall level of profitability. In considering profitability information, the Board considered the possible effect of any fall-
out benefits to the Subadvisers and their affiliates. The Board considered the difficulty of allocating costs to multiple advisory accounts and products of a large advisory organization.
The Manager assured the Board that the Subadvisory Agreements with the Subadvisers, none of which are affiliated with the Manager, were negotiated on an “arm’s length” basis, which should not result in excessive profits for the Subadvisers.
(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale. The Board noted that the advisory fee schedules for the Funds (other than AZL FIAM Multi-Strategy Fund, AZL FIAM Total Bond Fund, and AZL MSCI Global Equity Index Fund) do not contain breakpoints that reduce the fee rate on assets above specified levels, although certain Subadvisory Agreements have such “breakpoints.” The Board recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. The Board found that there was no uniform methodology for establishing breakpoints that give effect to Fund-specific services provided by the Manager. The Board noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Board noted that the total assets in all of the Funds, as of June
30, 2023, were approximately $14.6 billion, and that no single Fund had assets in excess of approximately $3.0 billion.
The Board noted that the Manager has agreed to temporarily limit Fund expenses under the Expense Limitation Agreement, which has the effect of reducing expenses similar to implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of expense limits and/or advisory fee breakpoints as Fund assets change. The Board receives quarterly reports on the level of Fund assets. The Board expects to continue to consider: (a) the extent to which economies of scale have been realized, and (b) whether the advisory fee should be modified, either in connection with the next renewal of the Advisory Contracts or by modifying the Expense Limitation Agreement, to reflect such economies of scale, if any.
Having taken these factors into account, the Board concluded that the absence of breakpoints in the Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.
In conclusion, after full consideration of the above factors, as well as such other factors as each member of the Board considered instructive in evaluating the Advisory Contracts, the
Board concluded that the advisory fees were reasonable, and that the continuation of the Advisory Contracts was in the best interest of the Funds.

29
Information about the Board of Trustees and Officers (Unaudited)
The Trust is managed by the Trustees in accordance with the laws of the state of Delaware governing business trusts. In addition to serving on the Board of Trustees of the Trust, each Trustee serves on the Board of the Allianz Variable Insurance Products Fund of Funds Trust (“FOF Trust”) and the AIM ETF Products Trust (“ETF Trust”) (collectively, the Trust, the FOF Trust, and ETF Trust are the “AIM Complex”). There are currently six Trustees, one of whom is an “interested person” of the Trust within the meaning of that term under the
1940 Act. The Trustees and Officers of the Trust, their addresses, years of birth, their positions held with the Trust, their terms of office with the Trust and length of time served, their principal occupation(s) during the past five years, the number of portfolios in the Trust they oversee, and their other directorships held during the past five years are as follows:
Independent Trustees
(1)
Name, Address, and Birth Year
Positions
Held with
AIM
Complex
Term of
Office
(2)
/Length
of Time Served
Principal Occupation(s)
During Past 5 Years
Number of
Portfolios
Overseen
for the AIM
Complex
Other
Directorships
Held Outside of
the AIM
Complex
During Past
5 Years
Peggy L. Ettestad (1957)
5701 Golden Hills Drive
Minneapolis, MN 55416
Lead
Independent
Trustee
Since 10/14 (Trustee
since 2/07)
Managing Director, Red Canoe Management Consulting LLC, 2008 to
present
56 None
Tamara Lynn Fagely (1958)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 12/17 Retired; previously, Chief Operations Officer, Hartford Funds, 2012 to
2013
56 Diamond Hill Funds
(10 Funds)
Richard H. Forde (1953)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 12/17 Retired; previously, Member of the Board and Chairman of the Finance and Investment Committee, Connecticut Water Service, Inc., 2013 to
2019
56 Connecticut Water
Service, Inc.
Jack Gee (1959)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 01/22 Retired; previously, Managing Director, BlackRock, Inc., Treasurer and
Chief Financial Officer U.S. iShares, 2004 to 2019
56 TWC ETF Trust (3
Funds);
Esoterica Thematic
Trust (2019 - 2020)
Claire R. Leonardi (1955)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 02/04 Retired; previously, CEO, Health eSense Inc. (a medical device company),
2015 to 2018, and Connecticut Innovations, Inc. (a venture capital firm),
2012 to 2015
56 None

30
Interested Trustee
(3)
(1) Each of the Independent Trustees is a member of the Audit and Operational Risk Oversight Committee.
(2) Indefinite.
(3) Is an “interested person,” as defined by the 1940 Act, due to employment by Allianz Life and the Manager.
Officers
(1) Indefinite.
(2) The Manager and the Trust are parties to a Compliance Services Agreement under which the Manager provides an employee of the Manager or one of its affiliates to act as the
Trust’s Chief Compliance Officer.
The Fund’s Statement of Additional Information (“SAI”) contains additional information about the Trust’s Trustees and Officers. The SAI is available without charge, upon request, by calling toll-free 800-624-0197 or at https://www.allianzlife.com.
Name, Address, and Birth Year
Positions
Held with
AIM
Complex
Term of
Office
(2)
/Length
of Time Served
Principal Occupation(s)
During Past 5 Years
Number of
Portfolios
Overseen
for the AIM
Complex
Other
Directorships
Held Outside of
the AIM
Complex
During Past
5 Years
Brian Muench (1970)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 06/11 President, Allianz Investment Management LLC, 2010 to present; Vice
President, Allianz Life, 2011 to present
56 None
Name, Address, and Birth Year
Positions Held with AIM
Complex
Term of Office
(1)
/
Length of Time
Served Principal Occupation(s) During Past 5 Years
Brian Muench (1970)
5701 Golden Hills Drive
Minneapolis, MN 55416
President Since 11/10 President, Allianz Investment Management LLC, 2010 to present; Vice President,
Allianz Life, 2011 to present
Amanda Farren (1978)
5701 Golden Hills Drive
Minneapolis, MN 55416
Secretary Since 02/24 Chief Legal Officer, Allianz Investment Management LLC; Senior Counsel, Allianz
Life, January 2024 to present; Senior Vice President and Director, The Bank of
New York Mellon, 2023; Vice President and Director, The Bank of New York
Mellon, 2015 -2023
Bashir C. Asad (1963)
Citi Fund Services Ohio, Inc.
4400 Easton Commons, Suite 200
Columbus, OH 43219
Treasurer, Principal Accounting
Officer and Principal Financial Officer
Since 06/16 Senior Vice President, Citi Fund Services Ohio, Inc., 2011 to present
Chris R. Pheiffer (1968)
5701 Golden Hills Drive
Minneapolis, MN 55416
Chief Compliance Officer
(2)
and
Anti-Money Laundering Compliance
Officer
Since 02/14 Chief Compliance Officer of the Trust and the FOF Trust, 2014 to present, and the
ETF Trust, 2020 to present
Michael Tanski (1970)
5701 Golden Hills Drive
Minneapolis, MN 55416
Vice President Since 04/09 Assistant Vice President, Allianz Investment Management LLC, 2013 to present
Laura Quade (1969)
5701 Golden Hills Drive
Minneapolis, MN 55416
Vice President Since 08/23 Vice President, Allianz Investment Management LLC, 2023 to present, previously
Director at Wealth Enhancement Group, November 2019 to November 2022; Vice
President, Head of Operations at Hartford Funds 2014 to 2019

ANNRPT1223 02/24
The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® S&P 500 Index Fund
Annual Report
December 31, 2023

AZL® S&P 500 Index Fund
Management Discussion and Analysis

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Report of Independent Registered Public Accounting Firm

Other Federal Income Tax Information

Other Information

Approval of Investment Advisory and Subadvisory Agreements

Information about the Board of Trustees and Officers

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

1
AZL® S&P 500 Index Fund Review (Unaudited)
Allianz Investment Management LLC serves
as the Manager for the AZL
®
S&P 500
Index Fund and BlackRock Investment
Management, LLC serves as Subadviser to
the Fund.
What factors affected the Fund’s performance
during the year ended December 31, 2023?*
For the year ended December 31, 2023, the AZL® S&P 500
Index Fund (Class 2 Shares) (the “Fund”) returned 25.68%. That compared to a 26.29% return for its benchmark, the S&P 500
®
Index.
1
The Fund seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500® Index (the
“Index”), which is designed to provide a comprehensive measure of large-cap stock performance.
U.S. equity markets began the first quarter of 2023 rallying on resilient economic data and signs of cooling inflation. However, the Federal Reserve (the Fed) reiterated its commitment to raise interest rates to bring inflation under control and continued
to raise rates during the quarter, briefly dampening investor enthusiasm. In March, headlines about banking sector issues led to a brief selloff in the financial sector.
During the second quarter, U.S. equities rallied on the successful resolution of a government debt ceiling standoff, resilient
economic data and strong performance by large-cap growth
stocks. Meanwhile, enthusiasm over artificial intelligence and semiconductor chip manufacturers helped drive gains in the
technology sector.
After a strong July, investor enthusiasm waned in August
and September, dampening market performance. Inflation
showed signs of persisting, pushed higher by rising oil prices, and investors grew uncertain about when the Fed would halt
its cycle of rate increases. The Fed’s decision to leave rates unchanged in September did little to ease investor concerns.
This weaker performance extended into the final quarter of
2023, as renewed conflict in the Middle East added to investors’
existing fears. Investor optimism returned in November and
December, as inflation data continued to cool, and the Fed held rates steady for the quarter. Anticipation of potential rate cuts in
2024 helped equities close out the year with strong gains.
The sectors within the Index posted mixed returns over the
year, with information technology, communication services, and consumer discretionary among the best performers. The utilities and energy sectors were the only ones to post a decline.
The Fund uses exchange traded futures for the purpose of
efficient portfolio management, and these derivatives did not have a significant impact on the Fund’s return in 2023.
Past performance does not guarantee future results.
*The Fund’s portfolio composition is subject to change. There is no guarantee that any sectors mentioned will continue to
perform as described or that securities in such sectors will be held by the Fund in the future. The information contained in this commentary is for informational purposes only and should not be construed as a recommendation to purchase or sell
securities in the sector mentioned. The Fund’s holdings and
weightings are as of December 31, 2023.
1
For a complete description of the Fund’s performance
benchmark please refer to page 2 of this report.

2
AZL® S&P 500 Index Fund Review (Unaudited)
Fund Objective
The Fund’s investment objective is to seek to
match the total return of the Standard & Poor’s
500® Index (the “Index”). This objective may be
changed by the Trustees of the Fund without
shareholder approval. The Fund seeks to achieve
its objective by investing in all 500 stocks in the
Index in proportion to their weighting in the Index.
Investment Concerns
Equity securities (stocks) are more volatile and
carry more risk than other forms of investments,
including investments in high-grade fixed income
securities. The net asset value per share of this
Fund will fluctuate as the value of the securities in
the portfolio changes.
The performance of the Fund is expected to be
lower than that of the Index because of Fund fees
and expenses. Securities in which the Fund will
invest may involve substantial risk and may be
subject to sudden severe price declines.
Investing in a single industry or sector, or
concentrating investments in a limited number
of industries or sectors, tends to increase the
risk that economic, political, or regulatory
developments affecting certain industries or
sectors will have a large impact on the value of
the portfolio.
Investing in derivative instruments involves risks
that may be different from or greater than the risk
associated with investing directly in securities or
other traditional instruments.
For a complete description of these and other risks
associated with investing in the Fund, please refer
to the Fund’s prospectus.
Growth of $10,000 Investment
The chart above represents a comparison of a hypothetical investment in the Fund versus a similar investment in the Fund’s benchmarks and represents the reinvestment of dividends and capital gains in the Fund.
Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.Allianzlife.com.
The above expense ratios are based on the current Fund prospectus dated May 1, 2023. The Manager and the Fund have entered into a written agreement limiting operating expenses, excluding certain expenses (such as interest expense), to 0.46%
for Class 1 Shares and 0.71% for Class 2 Shares through April 30, 2025. Additional information pertaining to the December
31, 2023 expense ratios can be found in the Financial Highlights.
The total return of the Fund does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Such charges, fees and tax payments would reduce the performance quoted.
The Fund’s performance is measured against the Standard & Poor’s 500® Index (“S&P 500®”), which is an unmanaged index that is representative of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.
The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The
Fund’s performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index.
1
Year
3
Year
5
Year
10
Year
  AZL
®
S&P 500 Index Fund, Class 1 25.93% 9.73% 15.36% 11.76%
  AZL
®
S&P 500 Index Fund, Class 2 25.68% 9.48% 15.08% 11.48%
  S&P 500 Index 26.29% 10.00% 15.69% 12.03%
Expense Ratio Gross
  AZL
®
S&P 500 Index Fund , Class 1 0.22%
  AZL
®
S&P 500 Index Fund , Class 2 0.47%

AZL S&P 500 Index Fund
3
Expense Examples
(Unaudited)
As a shareholder of the AZL S&P 500 Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.
The
Actual Expense
table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The
Hypothetical Expense
table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Beginning
Account Value
7/1/23
Ending
Account Value
12/31/23
Expenses Paid
During Period
7/1/23 - 12/31/23*
Annualized Expense
Ratio During Period
7/1/23 - 12/31/23
AZL S&P 500 Index Fund, Class 1 $1,000.00 $1,079.10 $1.31 0.25%
AZL S&P 500 Index Fund, Class 2 $1,000.00 $1,078.00 $2.62 0.50%
Beginning
Account Value
7/1/23
Ending
Account Value
12/31/23
Expenses Paid
During Period
7/1/23 - 12/31/23*
Annualized Expense
Ratio During Period
7/1/23 - 12/31/23
AZL S&P 500 Index Fund, Class 1 $1,000.00 $1,023.95 $1.28 0.25%
AZL S&P 500 Index Fund, Class 2 $1,000.00 $1,022.68 $2.55 0.50%
* Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).
Portfolio Composition
(Unaudited)
Investments
Percent
of Net Assets
Information Technology 28.8%
Financials 12.9
Health Care 12.6
Consumer Discretionary 10.8
Industrials 8.8
Communication Services 8.5
Consumer Staples 6.1
Energy 3.9
Real Estate 2.5
Materials 2.4
Utilities 2.3
Total Common Stocks 99.6
Unaffiliated Investment Company 0.3
Total Investment Securities 99.9
Net other assets (liabilities) 0.1
Net Assets 100.0%

AZL S&P 500 Index Fund
Schedule of Portfolio Investments
December 31, 2023
4
See accompanying notes to the financial statements.
Shares Value
Common Stocks (99.6%):
Aerospace & Defense (1.6%):
4,691 Axon Enterprise, Inc.* $ 1,211,826
36,817 Boeing Co. (The)* 9,596,719
14,525 General Dynamics Corp. 3,771,707
24,866 Howmet Aerospace, Inc. 1,345,748
2,526 Huntington Ingalls Industries, Inc. 655,850
12,171 L3Harris Technologies, Inc. 2,563,456
14,274 Lockheed Martin Corp. 6,469,548
9,202 Northrop Grumman Corp. 4,307,824
92,030 RTX Corp. 7,743,404
12,678 Textron, Inc. 1,019,565
3,563 TransDigm Group, Inc. 3,604,331
42,289,978
Air Freight & Logistics (0.5%):
7,910 CH Robinson Worldwide, Inc. 683,345
9,233 Expeditors International of Washington, Inc. 1,174,438
14,925 FedEx Corp. 3,775,577
46,878 United Parcel Service, Inc., Class B 7,370,628
13,003,988
Automobile Components (0.1%):
18,453 Aptiv plc* 1,655,603
16,029 BorgWarner, Inc. 574,640
2,230,243
Automobiles (2.0%):
253,129 Ford Motor Co. 3,085,642
88,654 General Motors Co. 3,184,452
178,790 Tesla, Inc.* 44,425,739
50,695,833
Banks (3.3%):
445,087 Bank of America Corp. 14,986,079
123,286 Citigroup, Inc. 6,341,832
30,616 Citizens Financial Group, Inc. 1,014,614
8,188 Comerica, Inc. 456,972
43,701 Fifth Third Bancorp 1,507,248
91,284 Huntington Bancshares, Inc. 1,161,133
186,893 JPMorgan Chase & Co. 31,790,499
61,833 KeyCorp 890,395
10,786 M&T Bank Corp. 1,478,545
25,937 PNC Financial Services Group, Inc. (The) 4,016,344
59,525 Regions Financial Corp. 1,153,595
86,915 Truist Financial Corp. 3,208,902
101,008 US Bancorp 4,371,626
234,773 Wells Fargo & Co. 11,555,527
8,780 Zions Bancorp NA 385,179
84,318,490
Beverages (1.5%):
12,011 Brown-Forman Corp., Class B 685,828
251,544 Coca-Cola Co. (The) 14,823,488
10,534 Constellation Brands, Inc., Class A 2,546,594
65,571 Keurig Dr Pepper, Inc. 2,184,826
11,520 Molson Coors Beverage Co., Class B 705,139
47,262 Monster Beverage Corp.* 2,722,764
88,880 PepsiCo, Inc. 15,095,379
38,764,018
Shares Value
Common Stocks, continued
Biotechnology (2.0%):
114,136 AbbVie, Inc. $ 17,687,656
34,706 Amgen, Inc. 9,996,022
9,341 Biogen, Inc.* 2,417,171
80,312 Gilead Sciences, Inc. 6,506,075
12,408 Incyte Corp.* 779,098
21,278 Moderna, Inc.* 2,116,097
6,936 Regeneron Pharmaceuticals, Inc.* 6,091,819
16,468 Vertex Pharmaceuticals, Inc.* 6,700,665
52,294,603
Broadline Retail (3.5%):
587,373 Amazon.com, Inc.* 89,245,453
33,208 eBay, Inc. 1,448,533
7,414 Etsy, Inc.* 600,905
91,294,891
Building Products (0.5%):
7,599 A O Smith Corp. 626,462
5,393 Allegion US plc 683,239
7,977 Builders FirstSource, Inc.* 1,331,680
54,675 Carrier Global Corp. 3,141,079
43,728 Johnson Controls International plc 2,520,482
14,670 Masco Corp. 982,597
14,866 Trane Technologies plc 3,625,817
12,911,356
Capital Markets (3.0%):
6,503 Ameriprise Financial, Inc. 2,470,034
49,373 Bank of New York Mellon Corp. (The) 2,569,865
8,990 BlackRock, Inc., Class A+ 7,298,082
45,184 Blackstone, Inc. 5,915,489
6,787 Cboe Global Markets, Inc. 1,211,887
96,589 Charles Schwab Corp. (The) 6,645,323
23,254 CME Group, Inc. 4,897,292
2,398 FactSet Research Systems, Inc. 1,143,966
16,966 Franklin Resources, Inc. 505,417
21,082 Goldman Sachs Group, Inc. (The) 8,132,803
37,211 Intercontinental Exchange, Inc. 4,779,009
30,108 Invesco, Ltd. 537,127
2,456 MarketAxess Holdings, Inc. 719,240
10,213 Moody's Corp. 3,988,789
81,701 Morgan Stanley 7,618,618
5,051 MSCI, Inc. 2,857,098
21,768 Nasdaq, Inc. 1,265,592
13,006 Northern Trust Corp. 1,097,446
12,522 Raymond James Financial, Inc. 1,396,203
20,945 S&P Global, Inc. 9,226,691
20,436 State Street Corp. 1,582,973
14,240 T. Rowe Price Group, Inc. 1,533,506
77,392,450
Chemicals (1.6%):
14,273 Air Products and Chemicals, Inc. 3,907,947
7,761 Albemarle Corp. 1,121,309
6,225 Celanese Corp. 967,178
12,380 CF Industries Holdings, Inc. 984,210
46,301 Corteva, Inc. 2,218,744
45,303 Dow, Inc. 2,484,417
27,801 DuPont de Nemours, Inc. 2,138,731

AZL S&P 500 Index Fund
Schedule of Portfolio Investments
December 31, 2023
5
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Chemicals, continued
7,370 Eastman Chemical Co. $ 661,973
16,377 Ecolab, Inc. 3,248,378
8,653 FMC Corp. 545,572
16,867 International Flavors & Fragrances, Inc. 1,365,721
31,346 Linde plc 12,874,116
16,966 LyondellBasell Industries NV 1,613,127
20,154 Mosaic Co. (The) 720,102
15,233 PPG Industries, Inc. 2,278,095
15,303 Sherwin-Williams Co. (The) 4,773,006
41,902,626
Commercial Services & Supplies (0.6%):
5,659 Cintas Corp. 3,410,453
56,819 Copart, Inc.* 2,784,131
13,163 Republic Services, Inc. 2,170,710
15,853 Rollins, Inc. 692,300
13,807 Veralto Corp. 1,135,764
23,916 Waste Management, Inc. 4,283,356
14,476,714
Communications Equipment (0.8%):
16,325 Arista Networks, Inc.* 3,844,701
261,853 Cisco Systems, Inc. 13,228,813
3,669 F5, Inc.* 656,678
21,995 Juniper Networks, Inc. 648,412
10,707 Motorola Solutions, Inc. 3,352,255
21,730,859
Construction & Engineering (0.1%):
9,311 Quanta Services, Inc. 2,009,314
Construction Materials (0.2%):
4,061 Martin Marietta Materials, Inc. 2,026,074
8,722 Vulcan Materials Co. 1,979,981
4,006,055
Consumer Finance (0.5%):
37,218 American Express Co. 6,972,420
24,840 Capital One Financial Corp. 3,257,021
15,950 Discover Financial Services 1,792,780
26,317 Synchrony Financial 1,005,046
13,027,267
Consumer Staples Distribution & Retail (1.8%):
28,622 Costco Wholesale Corp. 18,892,810
14,511 Dollar General Corp. 1,972,770
13,395 Dollar Tree, Inc.* 1,902,760
43,266 Kroger Co. (The) 1,977,689
32,393 Sysco Corp. 2,368,900
30,024 Target Corp. 4,276,018
46,885 Walgreens Boots Alliance, Inc. 1,224,167
92,220 Walmart, Inc. 14,538,483
47,153,597
Containers & Packaging (0.2%):
95,278 Amcor plc 918,480
5,083 Avery Dennison Corp. 1,027,579
19,947 Ball Corp. 1,147,351
22,404 International Paper Co. 809,905
5,715 Packaging Corp. of America 931,031
Shares Value
Common Stocks, continued
Containers & Packaging, continued
16,802 Westrock Co. $ 697,619
5,531,965
Distributors (0.1%):
9,359 Genuine Parts Co. 1,296,221
17,554 LKQ Corp. 838,906
2,472 Pool Corp. 985,611
3,120,738
Diversified Telecommunication Services (0.7%):
457,544 AT&T, Inc. 7,677,589
270,926 Verizon Communications, Inc. 10,213,910
17,891,499
Electric Utilities (1.5%):
17,186 Alliant Energy Corp. 881,642
33,842 American Electric Power Co., Inc. 2,748,647
21,019 Constellation Energy Corp. 2,456,911
49,697 Duke Energy Corp. 4,822,597
24,824 Edison International 1,774,668
14,039 Entergy Corp. 1,420,606
14,374 Evergy, Inc. 750,323
22,139 Eversource Energy 1,366,419
64,853 Exelon Corp. 2,328,222
32,853 FirstEnergy Corp. 1,204,391
131,320 NextEra Energy, Inc. 7,976,377
15,474 NRG Energy, Inc. 800,006
136,708 PG&E Corp. 2,464,845
7,164 Pinnacle West Capital Corp. 514,662
47,700 PPL Corp. 1,292,670
70,281 Southern Co. (The) 4,928,104
35,801 Xcel Energy, Inc. 2,216,440
39,947,530
Electrical Equipment (0.6%):
15,014 AMETEK, Inc. 2,475,658
25,787 Eaton Corp. plc 6,210,025
36,868 Emerson Electric Co. 3,588,362
4,227 Generac Holdings, Inc.* 546,298
3,350 Hubbell, Inc. 1,101,916
7,466 Rockwell Automation, Inc. 2,318,044
16,240,303
Electronic Equipment, Instruments & Components (0.6%):
39,057 Amphenol Corp., Class A 3,871,720
8,800 CDW Corp. 2,000,416
48,642 Corning, Inc. 1,481,149
8,271 Jabil, Inc. 1,053,725
11,633 Keysight Technologies, Inc.* 1,850,694
20,223 TE Connectivity, Ltd. 2,841,332
3,081 Teledyne Technologies, Inc.* 1,375,019
15,543 Trimble, Inc.* 826,888
3,423 Zebra Technologies Corp.* 935,609
16,236,552
Energy Equipment & Services (0.4%):
64,889 Baker Hughes Co. 2,217,906
56,945 Halliburton Co. 2,058,562

AZL S&P 500 Index Fund
Schedule of Portfolio Investments
December 31, 2023
6
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Energy Equipment & Services, continued
92,763 Schlumberger NV $ 4,827,386
9,103,854
Entertainment (1.2%):
16,082 Electronic Arts, Inc. 2,200,178
8,990 Live Nation Entertainment, Inc.* 841,464
28,294 Netflix, Inc.* 13,775,783
10,165 Take-Two Interactive Software, Inc.* 1,636,057
118,179 Walt Disney Co. (The) 10,670,382
144,849 Warner Bros Discovery, Inc.* 1,648,381
30,772,245
Financial Services (4.1%):
117,620 Berkshire Hathaway, Inc., Class B* 41,950,349
38,545 Fidelity National Information Services, Inc. 2,315,398
38,800 Fiserv, Inc.* 5,154,192
4,585 FleetCor Technologies, Inc.* 1,295,767
16,525 Global Payments, Inc. 2,098,675
4,886 Jack Henry & Associates, Inc. 798,422
53,533 Mastercard, Inc., Class A 22,832,360
69,698 PayPal Holdings, Inc.* 4,280,154
103,046 Visa, Inc., Class A 26,828,026
107,553,343
Food Products (0.9%):
34,128 Archer-Daniels-Midland Co. 2,464,724
9,392 Bunge Global SA 948,123
13,114 Campbell Soup Co. 566,918
32,230 Conagra Brands, Inc. 923,712
37,274 General Mills, Inc. 2,428,028
9,609 Hershey Co. (The) 1,791,502
18,096 Hormel Foods Corp. 581,063
6,514 JM Smucker Co. (The) 823,239
17,310 Kellanova 967,802
52,442 Kraft Heinz Co. (The) 1,939,305
9,531 Lamb Weston Holdings, Inc. 1,030,206
16,484 McCormick & Co., Inc. 1,127,835
87,780 Mondelez International, Inc., Class A 6,357,906
17,855 Tyson Foods, Inc., Class A 959,706
22,910,069
Gas Utilities (0.0%
†
):
9,737 Atmos Energy Corp. 1,128,518
Ground Transportation (1.1%):
127,311 CSX Corp. 4,413,872
5,098 JB Hunt Transport Services, Inc. 1,018,275
14,496 Norfolk Southern Corp. 3,426,564
5,888 Old Dominion Freight Line, Inc. 2,386,583
133,033 Uber Technologies, Inc.* 8,190,842
39,550 Union Pacific Corp. 9,714,271
29,150,407
Health Care Equipment & Supplies (2.6%):
112,146 Abbott Laboratories 12,343,910
4,482 Align Technology, Inc.* 1,228,068
33,389 Baxter International, Inc. 1,290,819
18,829 Becton Dickinson & Co. 4,591,075
94,982 Boston Scientific Corp.* 5,490,909
3,185 Cooper Cos., Inc. (The) 1,205,331
Shares Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
12,717 DENTSPLY SIRONA, Inc. $ 452,598
24,853 Dexcom, Inc.* 3,084,009
38,735 Edwards Lifesciences Corp.* 2,953,544
24,985 GE HealthCare Technologies, Inc. 1,931,840
16,161 Hologic, Inc.* 1,154,704
5,380 IDEXX Laboratories, Inc.* 2,986,169
4,375 Insulet Corp.* 949,288
22,756 Intuitive Surgical, Inc.* 7,676,964
85,074 Medtronic plc 7,008,396
9,692 ResMed, Inc. 1,667,218
6,384 STERIS plc 1,403,522
21,935 Stryker Corp. 6,568,655
3,146 Teleflex, Inc. 784,424
13,739 Zimmer Biomet Holdings, Inc. 1,672,036
66,443,479
Health Care Providers & Services (2.8%):
15,933 Cardinal Health, Inc. 1,606,046
10,712 Cencora, Inc. 2,200,031
34,314 Centene Corp.* 2,546,442
18,886 Cigna Group (The) 5,655,413
82,832 CVS Health Corp. 6,540,415
3,162 DaVita, Inc.* 331,251
15,190 Elevance Health, Inc. 7,162,996
12,704 HCA Healthcare, Inc. 3,438,719
8,733 Henry Schein, Inc.* 661,175
8,002 Humana, Inc. 3,663,396
5,369 Laboratory Corp. of America Holdings 1,220,320
8,602 McKesson Corp. 3,982,554
3,811 Molina Healthcare, Inc.* 1,376,952
7,176 Quest Diagnostics, Inc. 989,427
59,652 UnitedHealth Group, Inc. 31,404,989
4,001 Universal Health Services, Inc., Class B 609,912
73,390,038
Health Care REITs (0.2%):
33,855 Healthpeak Properties, Inc. 670,329
25,630 Ventas, Inc. 1,277,399
36,287 Welltower, Inc. 3,271,999
5,219,727
Hotel & Resort REITs (0.0%
†
):
46,026 Host Hotels & Resorts, Inc. 896,126
Hotels, Restaurants & Leisure (2.2%):
27,619 Airbnb, Inc., Class A* 3,760,051
2,256 Booking Holdings, Inc.* 8,002,528
14,101 Caesars Entertainment, Inc.* 661,055
64,354 Carnival Corp.* 1,193,123
1,774 Chipotle Mexican Grill, Inc.* 4,057,067
7,863 Darden Restaurants, Inc. 1,291,891
2,194 Domino's Pizza, Inc. 904,433
8,434 Expedia Group, Inc.* 1,280,197
16,578 Hilton Worldwide Holdings, Inc. 3,018,688
21,486 Las Vegas Sands Corp. 1,057,326
15,836 Marriott International, Inc., Class A 3,571,176
46,891 McDonald's Corp. 13,903,650
17,222 MGM Resorts International* 769,479
26,676 Norwegian Cruise Line Holdings, Ltd.* 534,587
15,146 Royal Caribbean Cruises, Ltd.* 1,961,255

AZL S&P 500 Index Fund
Schedule of Portfolio Investments
December 31, 2023
7
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
74,334 Starbucks Corp. $ 7,136,807
6,205 Wynn Resorts, Ltd. 565,338
18,104 Yum! Brands, Inc. 2,365,469
56,034,120
Household Durables (0.4%):
19,412 D.R. Horton, Inc. 2,950,236
46 Garmin, Ltd. 5,913
16,273 Lennar Corp., Class A 2,425,328
3,740 Mohawk Industries, Inc.* 387,090
209 NVR, Inc.* 1,463,094
14,078 PulteGroup, Inc. 1,453,131
3,501 Whirlpool Corp. 426,317
9,111,109
Household Products (1.2%):
16,269 Church & Dwight Co., Inc. 1,538,397
7,930 Clorox Co. (The) 1,130,739
53,721 Colgate-Palmolive Co. 4,282,101
21,793 Kimberly-Clark Corp. 2,648,067
152,364 Procter & Gamble Co. (The) 22,327,420
31,926,724
Independent Power and Renewable Electricity Producers
(0.0%
†
):
37,805 AES Corp. (The) 727,746
Industrial Conglomerates (0.8%):
34,820 3M Co. 3,806,522
70,701 General Electric Co. 9,023,569
42,618 Honeywell International, Inc. 8,937,421
21,767,512
Industrial REITs (0.3%):
60,053 Prologis, Inc. 8,005,065
Insurance (2.1%):
33,462 Aflac, Inc. 2,760,615
16,892 Allstate Corp. (The) 2,364,542
45,758 American International Group, Inc. 3,100,105
12,943 Aon plc, Class A 3,766,672
24,219 Arch Capital Group, Ltd.* 1,798,745
14,091 Arthur J. Gallagher & Co. 3,168,784
3,573 Assurant, Inc. 602,015
15,351 Brown & Brown, Inc. 1,091,610
26,375 Chubb, Ltd. 5,960,750
10,043 Cincinnati Financial Corp. 1,039,049
2,829 Everest Group, Ltd. 1,000,278
5,556 Globe Life, Inc. 676,276
19,096 Hartford Financial Services Group, Inc. (The) 1,534,936
11,678 Loews Corp. 812,672
31,713 Marsh & McLennan Cos., Inc. 6,008,662
40,094 MetLife, Inc. 2,651,416
14,357 Principal Financial Group, Inc. 1,129,465
38,066 Progressive Corp. (The) 6,063,153
23,153 Prudential Financial, Inc. 2,401,198
14,823 Travelers Cos., Inc. (The) 2,823,633
12,784 W R Berkley Corp. 904,084
Shares Value
Common Stocks, continued
Insurance, continued
6,588 Willis Towers Watson plc $ 1,589,026
53,247,686
Interactive Media & Services (5.8%):
321,988 Alphabet, Inc., Class C* 45,377,769
381,997 Alphabet, Inc., Class A* 53,361,161
18,768 Match Group, Inc.* 685,032
143,260 Meta Platforms, Inc., Class A* 50,708,309
150,132,271
IT Services (1.2%):
40,573 Accenture plc, Class A 14,237,471
9,530 Akamai Technologies, Inc.* 1,127,875
32,430 Cognizant Technology Solutions Corp., Class A 2,449,438
3,835 EPAM Systems, Inc.* 1,140,299
5,025 Gartner, Inc.* 2,266,828
59,245 International Business Machines Corp. 9,689,520
5,685 VeriSign, Inc.* 1,170,883
32,082,314
Leisure Products (0.0%
†
):
8,539 Hasbro, Inc. 436,001
Life Sciences Tools & Services (1.4%):
19,013 Agilent Technologies, Inc. 2,643,377
1,396 Bio-Rad Laboratories, Inc., Class A* 450,754
10,386 Bio-Techne Corp. 801,384
3,472 Charles River Laboratories International, Inc.* 820,781
42,394 Danaher Corp. 9,807,428
10,320 Illumina, Inc.* 1,436,957
11,650 IQVIA Holdings, Inc.* 2,695,577
1,406 Mettler-Toledo International, Inc.* 1,705,422
8,048 Revvity, Inc. 879,727
24,946 Thermo Fisher Scientific, Inc. 13,241,087
3,842 Waters Corp.* 1,264,902
4,856 West Pharmaceutical Services, Inc. 1,709,895
37,457,291
Machinery (1.8%):
32,887 Caterpillar, Inc. 9,723,699
9,148 Cummins, Inc. 2,191,586
17,315 Deere & Co. 6,923,749
9,270 Dover Corp. 1,425,819
22,728 Fortive Corp. 1,673,463
5,061 IDEX Corp. 1,098,794
17,566 Illinois Tool Works, Inc. 4,601,238
26,212 Ingersoll Rand, Inc. 2,027,236
3,374 Nordson Corp. 891,276
26,441 Otis Worldwide Corp. 2,365,676
33,442 PACCAR, Inc. 3,265,611
8,230 Parker-Hannifin Corp. 3,791,561
11,187 Pentair plc 813,407
3,538 Snap-on, Inc. 1,021,916
9,942 Stanley Black & Decker, Inc. 975,310
11,730 Westinghouse Air Brake Technologies Corp. 1,488,537
15,868 Xylem, Inc. 1,814,665
46,093,543
Media (0.7%):
6,502 Charter Communications, Inc., Class A* 2,527,197

AZL S&P 500 Index Fund
Schedule of Portfolio Investments
December 31, 2023
8
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Media, continued
259,596 Comcast Corp., Class A $ 11,383,285
16,097 Fox Corp., Class A 477,598
8,579 Fox Corp., Class B 237,209
24,101 Interpublic Group of Cos., Inc. (The) 786,657
6,960 News Corp., Class B 179,011
24,122 News Corp., Class A 592,195
12,434 Omnicom Group, Inc. 1,075,665
33,639 Paramount Global, Class B 497,521
17,756,338
Metals & Mining (0.4%):
93,465 Freeport-McMoRan, Inc. 3,978,805
74,598 Newmont Corp. 3,087,611
15,766 Nucor Corp. 2,743,915
10,132 Steel Dynamics, Inc. 1,196,589
11,006,920
Multi-Utilities (0.7%):
17,174 Ameren Corp. 1,242,367
40,347 CenterPoint Energy, Inc. 1,152,714
18,527 CMS Energy Corp. 1,075,863
22,169 Consolidated Edison, Inc. 2,016,714
53,230 Dominion Energy, Inc. 2,501,810
13,486 DTE Energy Co. 1,486,966
27,003 NiSource, Inc. 716,930
32,041 Public Service Enterprise Group, Inc. 1,959,307
40,870 Sempra 3,054,215
20,710 WEC Energy Group, Inc. 1,743,161
16,950,047
Office REITs (0.1%):
10,030 Alexandria Real Estate Equities, Inc. 1,271,503
9,422 Boston Properties, Inc. 661,142
1,932,645
Oil, Gas & Consumable Fuels (3.5%):
20,125 APA Corp. 722,085
113,494 Chevron Corp. 16,928,765
76,762 ConocoPhillips 8,909,765
48,895 Coterra Energy, Inc. 1,247,800
42,331 Devon Energy Corp. 1,917,594
11,418 Diamondback Energy, Inc. 1,770,703
38,049 EOG Resources, Inc. 4,602,027
24,253 EQT Corp. 937,621
258,953 Exxon Mobil Corp. 25,890,121
18,044 Hess Corp. 2,601,223
124,569 Kinder Morgan, Inc. 2,197,397
38,108 Marathon Oil Corp. 920,689
24,546 Marathon Petroleum Corp. 3,641,645
42,357 Occidental Petroleum Corp. 2,529,137
37,417 ONEOK, Inc. 2,627,422
28,194 Phillips 66 3,753,749
15,086 Pioneer Natural Resources Co. 3,392,540
14,439 Targa Resources Corp. 1,254,316
22,010 Valero Energy Corp. 2,861,300
79,221 Williams Cos., Inc. (The) 2,759,267
91,465,166
Passenger Airlines (0.2%):
44,330 American Airlines Group, Inc.* 609,094
Shares Value
Common Stocks, continued
Passenger Airlines, continued
41,280 Delta Air Lines, Inc. $ 1,660,695
37,669 Southwest Airlines Co. 1,087,881
20,924 United Airlines Holdings, Inc.* 863,324
4,220,994
Personal Care Products (0.2%):
15,244 Estee Lauder Cos., Inc. (The) 2,229,435
110,872 Kenvue, Inc. 2,387,074
4,616,509
Pharmaceuticals (3.7%):
131,540 Bristol-Myers Squibb Co. 6,749,317
11,963 Catalent, Inc.* 537,498
51,550 Eli Lilly & Co. 30,049,526
155,622 Johnson & Johnson 24,392,192
163,816 Merck & Co., Inc. 17,859,220
364,545 Pfizer, Inc. 10,495,251
74,668 Viatris, Inc. 808,655
29,290 Zoetis, Inc. 5,780,967
96,672,626
Professional Services (0.7%):
26,737 Automatic Data Processing, Inc. 6,228,919
7,687 Broadridge Financial Solutions, Inc. 1,581,600
9,708 Ceridian HCM Holding, Inc.* 651,601
7,914 Equifax, Inc. 1,957,053
8,188 Jacobs Solutions, Inc. 1,062,802
8,924 Leidos Holdings, Inc. 965,934
19,995 Paychex, Inc. 2,381,604
3,344 Paycom Software, Inc. 691,272
6,752 Robert Half, Inc. 593,636
9,471 Verisk Analytics, Inc. 2,262,243
18,376,664
Real Estate Management & Development (0.2%):
20,200 CBRE Group, Inc., Class A* 1,880,418
26,466 CoStar Group, Inc.* 2,312,864
4,193,282
Residential REITs (0.3%):
9,020 AvalonBay Communities, Inc. 1,688,724
6,785 Camden Property Trust 673,683
22,804 Equity Residential 1,394,693
4,165 Essex Property Trust, Inc. 1,032,670
37,655 Invitation Homes, Inc. 1,284,412
7,816 Mid-America Apartment Communities, Inc. 1,050,939
20,219 UDR, Inc. 774,186
7,899,307
Retail REITs (0.3%):
4,570 Federal Realty Investment Trust 470,938
38,651 Kimco Realty Corp. 823,653
45,967 Realty Income Corp. 2,639,425
10,700 Regency Centers Corp. 716,900
20,490 Simon Property Group, Inc. 2,922,694
7,573,610
Semiconductors & Semiconductor Equipment (8.1%):
104,447 Advanced Micro Devices, Inc.* 15,396,532
32,196 Analog Devices, Inc. 6,392,838

AZL S&P 500 Index Fund
Schedule of Portfolio Investments
December 31, 2023
9
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
54,079 Applied Materials, Inc. $ 8,764,584
28,376 Broadcom, Inc. 31,674,710
8,890 Enphase Energy, Inc.* 1,174,725
6,954 First Solar, Inc.* 1,198,035
272,358 Intel Corp. 13,685,989
8,788 KLA Corp. 5,108,464
8,520 Lam Research Corp. 6,673,375
34,674 Microchip Technology, Inc. 3,126,901
70,741 Micron Technology, Inc. 6,037,037
3,099 Monolithic Power Systems, Inc. 1,954,787
159,516 NVIDIA Corp. 78,995,513
16,639 NXP Semiconductors NV 3,821,646
27,784 ON Semiconductor Corp.* 2,320,798
6,527 Qorvo, Inc.* 735,005
71,951 QUALCOMM, Inc. 10,406,273
10,068 Skyworks Solutions, Inc. 1,131,845
10,115 Teradyne, Inc. 1,097,680
58,236 Texas Instruments, Inc. 9,926,909
209,623,646
Software (10.7%):
29,434 Adobe, Inc.* 17,560,324
5,714 ANSYS, Inc.* 2,073,496
13,920 Autodesk, Inc.* 3,389,242
17,703 Cadence Design Systems, Inc.* 4,821,766
1,572 Fair Isaac Corp.* 1,829,824
41,203 Fortinet, Inc.* 2,411,612
35,086 Gen Digital, Inc. 800,662
18,196 Intuit, Inc. 11,373,046
480,101 Microsoft Corp. 180,537,180
102,379 Oracle Corp. 10,793,818
19,961 Palo Alto Networks, Inc.* 5,886,100
7,540 PTC, Inc.* 1,319,198
6,712 Roper Technologies, Inc. 3,659,181
62,901 Salesforce, Inc.* 16,551,769
13,240 ServiceNow, Inc.* 9,353,928
9,807 Synopsys, Inc.* 5,049,722
2,792 Tyler Technologies, Inc.* 1,167,391
278,578,259
Specialized REITs (1.1%):
30,316 American Tower Corp. 6,544,618
28,313 Crown Castle, Inc. 3,261,374
19,864 Digital Realty Trust, Inc. 2,673,297
6,064 Equinix, Inc. 4,883,885
13,623 Extra Space Storage, Inc. 2,184,176
159 Gaming and Leisure Properties, Inc. 7,847
18,660 Iron Mountain, Inc. 1,305,827
10,183 Public Storage 3,105,815
6,940 SBA Communications Corp. 1,760,609
66,221 VICI Properties, Inc. 2,111,125
46,948 Weyerhaeuser Co. 1,632,382
29,470,955
Specialty Retail (2.0%):
1,140 AutoZone, Inc.* 2,947,595
13,870 Bath & Body Works, Inc. 598,629
Shares Value
Common Stocks, continued
Specialty Retail, continued
12,599 Best Buy Co., Inc. $ 986,250
10,355 CarMax, Inc.* 794,643
64,651 Home Depot, Inc. (The) 22,404,804
37,308 Lowe's Cos., Inc. 8,302,895
3,825 O'Reilly Automotive, Inc.* 3,634,056
21,306 Ross Stores, Inc. 2,948,537
73,961 TJX Cos., Inc. (The) 6,938,282
7,121 Tractor Supply Co. 1,531,229
3,230 Ulta Beauty, Inc.* 1,582,668
52,669,588
Technology Hardware, Storage & Peripherals (7.3%):
944,378 Apple, Inc. 181,821,096
9,674 Garmin, Ltd. 1,243,496
84,263 Hewlett Packard Enterprise Co. 1,430,786
57,465 HP, Inc. 1,729,122
13,371 NetApp, Inc. 1,178,787
12,881 Seagate Technology Holdings plc 1,099,651
20,102 Western Digital Corp.* 1,052,742
189,555,680
Textiles, Apparel & Luxury Goods (0.5%):
7,418 Lululemon Athletica, Inc.* 3,792,749
78,952 NIKE, Inc., Class B 8,571,819
2,861 Ralph Lauren Corp. 412,556
15,195 Tapestry, Inc. 559,328
20,520 VF Corp. 385,776
13,722,228
Tobacco (0.5%):
114,337 Altria Group, Inc. 4,612,355
100,689 Philip Morris International, Inc. 9,472,821
14,085,176
Trading Companies & Distributors (0.3%):
36,982 Fastenal Co. 2,395,324
4,404 United Rentals, Inc. 2,525,342
2,818 W.W. Grainger, Inc. 2,335,248
7,255,914
Water Utilities (0.1%):
12,605 American Water Works Co., Inc. 1,663,734
Wireless Telecommunication Services (0.2%):
32,895 T-Mobile US, Inc. 5,274,055
Total Common Stocks (Cost $782,655,608) 2,586,623,400
Unaffiliated Investment Company (0.3%):
Money Markets (0.3%):
8,764,681 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 5.25%(a) 8,764,681
Total Unaffiliated Investment Company (Cost $8,764,681) 8,764,681
Total Investment Securities
(Cost $791,420,289) — 99.9%(b) 2,595,388,081
Net other assets (liabilities) — 0.1% 1,362,565
Net Assets — 100.0% $ 2,596,750,646

AZL S&P 500 Index Fund
Schedule of Portfolio Investments
December 31, 2023
10
See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of December 31, 2023 .
* Non-income producing security.
+ Affiliated Securities
† Represents less than 0.05%.
(a) The rate represents the effective yield at December 31, 2023.
(b) See Federal Tax Information listed in the Notes to the Financial Statements.
Futures Contracts
At December 31, 2023, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini March Futures (U.S. Dollar) 3/15/24 47 $ 11,327,000 $ 168,713
$ 168,713

AZL S&P 500 Index Fund
11
See accompanying notes to the financial statements.
Statement of Assets and Liabilities
December 31, 2023
Statement of Operations
For the Year Ended December 31, 2023
Assets:
Investments in non-affiliates, at cost $ 789,46 6 , 6 8 8
Investments in affiliates, at cost 1,953,601
Investments in non-affiliates, at value $ 2,588,089,999
Investments in affiliates, at value 7,298,082
Deposit at broker for futures contracts collateral 561,000
Interest and dividends receivable 2,431,358
Foreign currency, at value (cost $82,805) 78,235
Prepaid expenses 13 , 333
Reclaims receivable 28,074
Total Assets 2,598,500,081
Liabilities:
Cash overdraft 31,963
Payable for capital shares redeemed 483,474
Payable for variation margin on futures contracts 28,788
Management fees payable 369,486
Administration fees payable 87,050
Distribution fees payable 526,611
Custodian fees payable 21,521
Administrative and compliance services fees payable 5,801
Transfer agent fees payable 3,031
Trustee fees payable 24,073
Other accrued liabilities 167,637
Total Liabilities 1,749,435
Commitments and contingent liabilities^
Net Assets
$ 2,596,750,646
Net Assets Consist of:
Paid in capital $ 675,019,687
Total distributable earnings 1,921,730,959
Net Assets
$ 2,596,750,646
Class 1
Net Assets $ 79,842,528
Shares of beneficial interest (unlimited number of shares authorized, no par value) 3,915,142
Net Asset Value (offering and redemption price per share)
*
$ 20.39
Class 2
Net Assets $ 2,516,908,118
Shares of beneficial interest (unlimited number of shares authorized, no par value) 124,756,702
Net Asset Value (offering and redemption price per share)
*
$ 20.18
^ See Note 3 in Notes to the Financial Statements.
* Per share amounts may not recalculate due to rounding of net assets and shares outstanding.
Investment Income:
Dividends from non-affiliates $ 41,773,019
Dividends from affiliates 205,740
Interest 31,710
Income from securities lending 6,398
Foreign withholding tax (23,826)
Total Investment Income 41,993,041
Expenses:
Management fees 4,326,365
Administration fees 643,913
Distribution fees - Class 2 6,172,984
Custodian fees 69,745
Administrative and compliance services fees 29,397
Transfer agent fees 16,504
Trustee fees 137,947
Professional fees 124,163
Licensing fees 495,195
Shareholder reports 19,605
Other expenses 60,294
Total expenses 12,096,112
Net Investment Income/(Loss)
29,896,929
Net realized and Change in net unrealized gains/losses on
investments:
Net realized gains/(losses) on securities and foreign currencies 116,222,538
Net realized gains/(losses) on affiliated transactions 46,108
Net realized gains/(losses) on futures contracts 2,531,916
Change in net unrealized appreciation/depreciation on securities and foreign currencies 439,238,356
Change in net unrealized appreciation/depreciation on affiliated transactions 898,392
Change in net unrealized appreciation/depreciation on futures contracts 279,141
Net realized and Change in net unrealized gains/losses on
investments
559,216,451
Change in Net Assets Resulting From Operations
$ 589,113,380

AZL S&P 500 Index Fund
12
See accompanying notes to the financial statements.
Statements of Changes in Net Assets
For the
Year Ended
December 31, 2023
For the
Year Ended
December 31, 2022
Change In Net Assets:
Operations:
Net investment income/(loss) $ 29,896,929 $ 30,676,173
Net realized gains/(losses) on investments 118,800,562 98,459,316
Change in unrealized appreciation/depreciation on investments 440,415,889 (720,535,095)
Change in net assets resulting from operations 589,113,380 (591,399,606)
Distributions to Shareholders:
Class 1 (3,981,666) (10,776,208)
Class 2 (122,245,256) (347,727,512)
Change in net assets resulting from distributions to shareholders (126,226,922) (358,503,720)
Capital Transactions:
Class 1
Proceeds from shares issued 698,076 78,441
Proceeds from dividends reinvested 3,981,666 10,776,208
Value of shares redeemed (9,817,744) (10,198,242)
Total Class 1 Shares (5,138,002) 656,407
Class 2
Proceeds from shares issued 146,677,489 14,544,032
Proceeds from dividends reinvested 122,245,255 347,727,512
Value of shares redeemed (532,949,406) (343,033,400)
Total Class 2 Shares (264,026,662) 19,238,144
Change in net assets resulting from capital transactions (269,164,664) 19,894,551
Change in net assets 193,721,794 (930,008,775)
Net Assets:
Beginning of period 2,403,028,852 3,333,037,627
End of period $ 2,596,750,646 $ 2,403,028,852
Share Transactions:
Class 1
Shares issued 38,504 3,882
Dividends reinvested 219,134 641,059
Shares redeemed (520,676) (490,267)
Total Class 1 Shares (263,038) 154,674
Class 2
Shares issued 8,553,321 743,891
Dividends reinvested 6,798,957 20,897,086
Shares redeemed (28,220,526) (16,545,488)
Total Class 2 Shares (12,868,248) 5,095,489
Change in shares (13,131,286) 5,250,163

AZL S&P 500 Index Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)
13
See accompanying notes to the financial statements.
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Year Ended
December 31,
2020
Year Ended
December 31,
2019
Class 1
Net Asset Value, Beginning of Period
$ 17.12  $ 24.64  $ 20.53  $ 18.39  $ 14.72
Investment Activities:
Net Investment Income/(Loss)(a) 0.27  0.28  0.26  0.28  0.31
Net Realized and Unrealized Gains/(Losses) on Investments 4.04  (4.84) 5.42  2.90  4.20
Total from Investment Activities 4.31  (4.56) 5.68  3.18  4.51
Distributions to Shareholders From:
Net Investment Income (0.29) (0.29) (0.29) (0.35) (0.31)
Net Realized Gains (0.75) (2.67) (1.28) (0.69) (0.53)
Total Dividends (1.04) (2.96) (1.57) (1.04) (0.84)
Net Asset Value, End of Period
$ 20.39  $ 17.12  $ 24.64  $ 20.53  $ 18.39
Total Return (b)
25.93% (18.31)% 28.42% 17.82% 31.27%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $ 79,843  $ 71,530  $ 99,137  $ 86,300  $ 70,738
Net Investment Income/(Loss) 1.42% 1.37% 1.15% 1.53% 1.81%
Expenses Before Reductions(c) 0.23% 0.22% 0.24% 0.25% 0.24%
Expenses Net of Reductions 0.23% 0.22% 0.24% 0.25% 0.24%
Portfolio Turnover Rate(d) 7% 2% 17% 10% 3%
Class 2
Net Asset Value, Beginning of Period
$ 16.94  $ 24.40  $ 20.35  $ 18.24  $ 14.61
Investment Activities:
Net Investment Income/(Loss)(a) 0.22  0.23  0.20  0.24  0.26
Net Realized and Unrealized Gains/(Losses) on Investments 4.01  (4.79) 5.37  2.86  4.17
Total from Investment Activities 4.23  (4.56) 5.57  3.10  4.43
Distributions to Shareholders From:
Net Investment Income (0.24) (0.23) (0.24) (0.30) (0.27)
Net Realized Gains (0.75) (2.67) (1.28) (0.69) (0.53)
Total Dividends (0.99) (2.90) (1.52) (0.99) (0.80)
Net Asset Value, End of Period
$ 20.18  $ 16.94  $ 24.40  $ 20.35  $ 18.24
Total Return (b)
25.68% (18.51)% 28.12% 17.50% 30.89%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $ 2,516,908  $ 2,331,499  $ 3,233,900  $ 2,751,399  $ 2,719,291
Net Investment Income/(Loss) 1.17% 1.12% 0.89% 1.31% 1.56%
Expenses Before Reductions(c) 0.48% 0.47% 0.49% 0.50% 0.49%
Expenses Net of Reductions 0.48% 0.47% 0.49% 0.50% 0.49%
Portfolio Turnover Rate(d) 7% 2% 17% 10% 3%
(a) Calculated using the average shares method.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges.  If these charges were included, the returns would have been lower.
(c) Excludes fee reductions.  If such fee reductions had not occurred, the ratios would have been as indicated.
(d) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

AZL S&P 500 Index Fund
Notes to the Financial Statements
December 31, 2023
14
1. Organization
The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services— Investment
Companies.” The Trust consists of 16 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL S&P 500 Index
Fund (the “Fund”), and 15 are presented in separate reports. The Fund is a diversified series of the Trust.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance
Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
2.  Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-
dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Real Estate Investment Trusts
The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.
Foreign Currency Translation and Withholding Taxes
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.
Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

AZL S&P 500 Index Fund
Notes to the Financial Statements
December 31, 2023
15
Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance
Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment
Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Class Allocation
The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of the Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred. All share classes have equal voting rights, except that voting with respect to matters that affect a single class is limited to shares of that class.
Securities Lending
To generate additional income, the Fund may lend up to 33 1⁄3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash,
U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities).
The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The
Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned.
There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at December 31, 2023 are presented on the Fund’s Schedule of Portfolio Investments.
Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent
9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $633 during the year ended December 31, 2023. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund did not have any securities lending transactions accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of December 31, 2023. At December 31, 2023, there were no master netting provisions in the securities lending agreement.
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the year ended December 31, 2023, the Fund did not engage in any Rule 17a-7 transactions.
Derivative Instruments
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the
Fund, including the primary underlying risk exposures related to each instrument type.
Futures Contracts
During the year ended December 31, 2023, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the year ended December
31, 2023, the monthly average notional amount for long contracts was $12.8 million. There was no short contract activity during the period. Realized gains and losses are reported as
“Net realized gains/(losses) on futures contracts” on the Statement of Operations.

AZL S&P 500 Index Fund
Notes to the Financial Statements
December 31, 2023
16
Summary of Derivative Instruments
The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of December 31, 2023:
The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the year ended December 31, 2023:
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock
Investment” or the “Subadviser”), BlackRock Investment provides investment advisory services for and makes investment decisions on behalf of the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Management fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2025.
For the year ended December 31, 2023, the annual rate due to the Manager and the annual expense limit were as follows:
* The annual rate due to the Subadviser from the Manager is 0.015%.
Any amounts contractually waived or remitted to the Fund by the Manager with respect to the annual expense limit in a particular fiscal year may be reimbursed by the Fund to the
Manager, provided that such reimbursement will not cause the Fund to exceed the lesser of any applicable expense limit in effect (i) at the time of the original waiver or payment and (ii) at the time of such reimbursement, as supported by standard accounting practices. Such reimbursement only applies to amounts waived or paid by the Manager within the three years prior to the date of such reimbursement, calculated monthly from when the waiver or payment was recorded. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At December 31, 2023, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations, as applicable. During the year ended
December 31, 2023, there were no such waivers.
At December 31, 2023, the following investments are noted as Affiliated Securities in the Fund’s Schedule of Portfolio Investments.
Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and
compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of combined average daily net assets of the Funds on the first $4 billion, 0.04% of combined average daily net assets of the Funds on the next
Asset Derivatives Liability Derivatives
Primary Risk Exposure
Statement of Assets
and Liabilities Location Total Value
Statement of Assets
and Liabilities Location Total Value
Equity Risk
168,713 –
Futures Contracts Receivable for variation margin on futures contracts* $168,713 Payable for variation margin on futures contracts* $—
* For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day's variation margin, if any, is reported within the Statement of Assets and Liabilities as Variation margin on futures contracts.
Primary Risk Exposure
Location of Gains/(Losses)
on Derivatives
Recognized
Realized Gains/(Losses)
on Derivatives
Recognized
Change in Net Unrealized
Appreciation/Depreciation
on Derivatives Recognized
Equity Risk
(2,531,916) (279,141)
Futures Contracts Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/
depreciation on futures contracts
$ 2,531,916 $ 279,141
Annual Rate* Annual Expense Limit
AZL S&P 500 Index Fund, Class 1 0.17% 0.46%
AZL S&P 500 Index Fund, Class 2 0.17% 0.71%
Value
12/31/22
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
12/31/23
Shares
as of
12/31/23
Dividend
Income
Capital Gain s
Distributions
BlackRock, Inc., Class A $ 7,952,955 $ 402,475 $ (2,001,848) $ 46,108 $ 898,392 $ 7,298,082 8,990 $ 205,740 $ —

AZL S&P 500 Index Fund
Notes to the Financial Statements
December 31, 2023
17
$2 billion, 0.02% of combined average daily net assets of the Funds on the next $2 billion and 0.01% of combined average daily net assets of the Funds over $8 billion. The overall
Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any
Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY
Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the average daily net assets attributable to Class 2 shares, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Security prices are determined pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange
(“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used. Securities listed on
NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level
1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy. Futures contracts are valued at the settlement prices established each day on the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.
Other assets and securities for which market quotations have become unreliable or are not readily available as defined in Rule 2a-5 under the 1940 Act are valued in accordance with valuation procedures approved by the Board. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as
Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.
In accordance with valuation procedures approved by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. These procedures include the Fund’s use of a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.
The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.
The following is a summary of the valuation inputs used as of December 31, 2023 in valuing the Fund’s investments based upon the three levels defined above:
Investment Securities: Level 1 Level 2 Level 3 Total
Common Stocks
+
$ 2,586,623,400 $ — $ — $ 2,586,623,400
Unaffiliated Investment Company 8,764,681 — — 8,764,681
Total Investment Securities 2,595,388,081 — — 2,595,388,081
Other Financial Instruments:
*
Futures Contracts 168,713 — — 168,713
Total Investments $2,595,556,794 $— $— $2,595,556,794
+
For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.
*
Other Financial Instruments would include any derivative instruments, such as futures contracts.  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

AZL S&P 500 Index Fund
Notes to the Financial Statements
December 31, 2023
18
5. Security Purchases and Sales
For the year ended December 31, 2023 cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:
6. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Concentration Risk : The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class.
Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.
Market Risk : The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to a particular company, such as real or perceived adverse economic conditions, inflation, recessions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.
Technology Sector Risk : Technology companies, including information technology companies, may have limited product lines, markets, financial resources or personnel. Technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights
7. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2023 is $828,150,978. The gross unrealized appreciation/
(depreciation) on a tax basis is as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2023, was as follows:
Purchases Sales
AZL S&P 500 Index Fund $171,396,754 $528,871,331
Unrealized appreciation $1,785,964,610
Unrealized (depreciation) (18,727,507)
Net unrealized appreciation/(depreciation) $1,767,237,103
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL S&P 500 Index Fund $30,893,979 $95,332,943 $126,226,922
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

AZL S&P 500 Index Fund
Notes to the Financial Statements
December 31, 2023
19
The tax character of dividends paid to shareholders during the year ended December 31, 2022 was as follows:
At December 31, 2023, the components of accumulated earnings on a tax basis were as follows:
8. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of December 31, 2023 the Fund had multiple shareholder accounts which are affiliated with the Manager representing ownership in excess of 50% of the Fund.
Investment activities of these shareholders could have a material impact to the Fund.
9. Recent Regulatory Pronouncements
Effective January 24, 2023, the SEC adopted rule and form amendments that require open-end management investment companies to transmit concise and visually engaging annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a tailored shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24,
2024. Accordingly, the rule and form amendments will not impact the Fund until the 2024 semi-annual shareholder report and will have no effect on the Fund’s accounting policies or financial statements.
10. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL S&P 500 Index Fund $31,749,280 $326,754,440 $358,503,720
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
Depreciation(a)
Total
Accumulated
Earnings/ (Deficit)
AZL S&P 500 Index Fund $31,177,758 $123,321,696 $— $1,767,231,505 $1,921,730,959
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales , investments in real estate investment trusts and other miscellaneous differences.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
20
To the Board of Trustees of Allianz Variable Insurance Products Trust and Shareholders of
AZL S&P 500 Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of AZL S&P 500 Index Fund (one of the funds constituting
Allianz Variable Insurance Products Trust, referred to hereafter as the "Fund") as of December 31, 2023, the related statement of operations for the year ended December 31, 2023, the statements of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2023 and the financial highlights for each of the five years in the period ended December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
New York, New York
February 22, 2024
We have served as the auditor of one or more investment companies in the Allianz Variable Insurance Products complex since 2018.

21
Other Federal Income Tax Information (Unaudited)
For the year ended December 31, 2023, 100% of the total ordinary income dividends paid by the Fund qualify for the corporate dividends received deductions available to corporate shareholders.
During the year ended December 31, 2023, the Fund declared net long-term capital gain distributions of $95,332,943.

22
Other Information (Unaudited)
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov .
The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov, or may be obtained by calling 800-624-0197.

23
Approval of Investment Advisory and Subadvisory Agreements (Unaudited)
Subject to the general supervision of the Board of Trustees (the “Board”) and in accordance with the investment objectives and restrictions of each separate series (together, the
“Funds”) of the Allianz Variable Insurance Products Trust (the “Trust”), investment advisory services are provided to the Funds by Allianz Investment Management LLC (the “Manager”).
As used in this section, “Fund” refers to any of the Funds other than the AZL Moderate Index Strategy Fund. The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board, is responsible for the management of each Fund. For management services, each Fund pays the Manager an investment advisory fee based upon the Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing the Fund if and when total Fund operating expenses exceed certain amounts until at least April 30, 2025 (the “Expense Limitation Agreement”).
Each Fund is a manager-of-managers fund. That means that the Manager is responsible for monitoring the various Subadvisers that have day-to-day responsibility for the investment decisions made for each Fund. The Manager also is responsible for determining, in the first instance, which investment advisers to consider recommending for selection as a
Subadviser.
In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America (“Allianz Life”) and its subsidiary, Allianz Life Insurance Company of New York (“Allianz of New York”). Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products, and not in the retail fund market.
The Manager has adopted policies and procedures to assist it in the process of analyzing each potential Subadviser with expertise in particular asset classes for purposes of making the recommendation that a specific investment adviser be selected. The Board reviews and considers the information provided by the Manager in deciding which investment advisers to select as a Subadviser. After an investment adviser becomes a Subadviser, a similarly rigorous process is instituted by the Manager to monitor the investment performance and other responsibilities of the Subadviser. The Manager reports to the Board on its analysis at the regular meetings of the Board, which are held at least quarterly. Where warranted, the Manager will add or remove a particular Subadviser from a “watch” list that it maintains. Watch list criteria include, for example: (a) Fund performance over various time periods;
(b) Fund risk issues, such as changes in key personnel involved with Fund management, changes in investment philosophy or process, or “capacity” concerns; and (c) organizational risk issues, such as regulatory, compliance or legal concerns, or changes in the ownership of the Subadviser. The Manager may place a Fund on the watch list for other reasons, and if so, will explain its rationale to the Board. Funds which are on the watch list are subject to additional scrutiny by the Manager and the Board. Funds may be removed from such watch list, if for example, performance improves or regulatory matters are satisfactorily resolved. However, in some situations where Funds have been on the watch list, the Manager has recommended the retention of a new Subadviser, and the Board has subsequently considered and approved retention of the new Subadviser.
As required by the Investment Company Act of 1940 (the “1940 Act”), the Board has reviewed and approved the Management Agreement with the Manager and the portfolio management agreements (the “Subadvisory Agreements”; and together with the Management Agreement, the “Advisory Contracts”) with the Subadvisers. The Board’s decision to approve these contracts reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of these contracts, the Board considered many factors, among the most material of which are: the Fund’s investment objectives and long-term performance; the Manager’s and Subadvisers’
(collectively, the “Advisory Organizations”) management philosophy, personnel, processes and investment performance, including their compliance history and the adequacy of their compliance processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.
The Board also considered the compensation and benefits received by the Advisory Organizations. This includes fees received for services provided to the Fund by affiliated persons of the Advisory Organizations and research services received by the Advisory Organizations from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Services Agreement and a Compliance Services Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance
Officer; and (2) Allianz Life Financial Services, LLC, an affiliated person of the Manager, is a registered securities broker-dealer and received (along with its affiliated persons) any payments made by the Funds pursuant to Rule 12b1.
The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature, extent and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; the profitability of acting as adviser to the fund; and the extent to which the independent Board members, who are not “interested persons” of a fund as defined by the 1940 Act (“Independent Trustees”), are fully informed about all facts bearing on the adviser’s services and fees. The
Board is aware of these factors and takes them into account in its review of the Advisory Contracts.
Each member of the Board considered and weighed these factors in light of his or her experience in governing the Trust and working with the Advisory Organizations on matters relating to the Funds. The Board is assisted in its deliberations by the advice of independent legal counsel to the Independent Trustees (“Independent Trustee Counsel”). In this regard, the Board requests and receives a significant amount of information about the Funds and the Advisory Organizations. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meetings at which the Board’s formal review of the Advisory Contracts occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of Advisory Contracts is informed by reports covering such matters as: an Advisory Organization’s investment philosophy, personnel, and processes; the Fund’s investment performance (in absolute terms as well as in relationship to its benchmark(s) and certain competitor or “peer group” funds), and comments on the reasons for performance; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to peer group and/or competing funds, with due regard for the Expense Limitation Agreement and additional voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities; the nature, extent and quality of the advisory and other services provided to the Fund by the Advisory Organizations and their affiliates; compliance and audit reports concerning the Funds and the companies that service them; and
relevant developments in the mutual fund industry and how the Funds and/or Advisory Organizations are responding to them.

24
The Board also receives financial information about the Advisory Organizations, including reports on the compensation and benefits the Advisory Organizations derive from their relationships with the Funds. These reports cover not only the fees under the Advisory Contracts, but also the fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or “fall-out” benefits an Advisory Organization may derive from its relationship with the Funds.
In assessing the Advisory Organizations’ performance of their obligations, the Board may also consider whether there has occurred a circumstance or event that would constitute a reason for it to not renew an Advisory Contract. In this regard, the Board is mindful of the potential disruption of a Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew a contract.
The Advisory Contracts were most recently considered at Board meetings held in the summer and fall of 2023. Information relevant to the approval of such Advisory Contracts was considered at Board meetings held June 13 and 20, 2023, and September 19, 2023, as well as in various other meetings preceding those meetings. Accordingly, the Advisory
Contracts were approved by the Board at an in-person meeting on September 19, 2023. At such meeting the Board also approved the Expense Limitation Agreement between the
Manager and the Trust for the period ending April 30, 2025. Additionally, at the meeting held September 19, 2023, the Board considered and approved a recommendation to reduce, through at least April 30, 2025, the management fee of the AZL MSCI Global Equity Index Fund.
In connection with such meetings, the Board requested and evaluated extensive materials from the Advisory Organizations, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third-party provider and other sources believed to be reliable by the Manager and the Trustees. Prior to voting, the Trustees reviewed the proposed approval of the Advisory Contracts with management and with Independent Trustee Counsel and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approval. The Independent Trustees also discussed the proposed approval in private sessions with Independent Trustee Counsel at which no representatives of the Manager or Subadvisers were present. In reaching their determinations relating to the approval of the Advisory Contracts, in respect of each Fund, each member of the Board considered all factors he or she believed relevant. The Board based its decision to approve the Advisory
Contracts on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to every Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.
Shareholder reports must include a discussion of certain factors relating to the selection of investment advisers and the approval of advisory fees. The “factors” enumerated by the
SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:
(1) The nature, extent and quality of services provided by the Manager and Subadvisers . The Trustees noted that the Manager, subject to the oversight of the Board, administers each Fund’s business and other affairs. Under the Management Agreement, the Manager holds the sole and exclusive responsibility to provide, or arrange for others to provide, the management of the Funds’ assets and the placement of orders for the purchase and sale of the securities of the Funds. As each Fund is a manager of managers fund, the Manager is authorized, under the Management Agreement, to retain one or more Subadvisers for each Fund to handle day-to-day management of the Funds’ investment portfolios; the Manager is responsible for determining, in the first instance, which investment advisers to recommend to the Board for selection as a Subadviser. The Board was aware that, notwithstanding the retention of the Subadvisers to handle day-to-day portfolio management, the Manager remains responsible for substantial other matters, including continuously monitoring compliance by each Subadviser with the investment policies and restrictions of the respective Funds, with such other limitations or directions of the Board, and with all legal requirements under federal or state law or regulation. The Manager also is responsible primarily to provide statistical information and other data to the Board regarding the Funds’ portfolio investments and to make available to the Funds’ administrator such information as is necessary for the conduct of its duties.
The Board also noted that the Manager provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any other service providers retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer and certain compliance staff, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.
The Board considered the scope and quality of services provided by the Manager and the Subadvisers and noted that the scope of the services provided has continued to expand as a result of regulatory and other developments. The Board noted that, for example, the Manager and Subadvisers are responsible for maintaining and monitoring their own compliance programs, and these compliance programs are continuously refined and enhanced in light of new regulatory requirements. The Board considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Board members concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Trust and to each of the Funds under the Advisory Contracts.
(2) The investment performance of the Funds, the Manager and the Subadvisers . In connection with every quarterly Board meeting, as well as the summer and fall 2023 contract review process, the Board receives extensive information on the performance results of each of the Funds. This includes performance information on the Funds for the previous quarter, and previous one-, three- and five-year periods, to the extent available. The performance information considered includes information on absolute total return, performance versus the appropriate benchmark(s), and performance versus peer groups as reported by Lipper. For example, in connection with the Board meetings held June 13 and 20, 2023, and
September 19, 2023, the Manager reported that for the one-year period ended December 31, 2022, six Funds were in the top 40%, five were in the middle 20%, and four were in the bottom 40% of their respective Lipper peer groups. For the three-year period ended December 31, 2022, nine Funds were in the top 40%, two were in the middle 20% and four were in the bottom 40% of their respective Lipper peer groups. For the five-year period ended December 31, 2022, seven Funds were in the top 40%, four were in the middle 20%, and four were in the bottom 40% of their respective Lipper peer groups. For Funds which are index funds, the Board each quarter also receives information on the extent, if any, to which such Funds deviate from their particular benchmark index (referred to as “index attribution”).
Two Funds, the AZL Russell 1000 Value Index Fund and the AZL Government Money Market Fund, were in the bottom 40% for all of the one-, three- and five-year periods. The
Board had previously met with the portfolio managers of the AZL Russell 1000 Value Index Fund in December 2021 and met with the portfolio managers of the AZL Government
Money Market Fund in June 2023 to receive and review enhanced reporting on each Fund’s current investment strategy, process and outlook. As a result of these discussions and other discussions with representatives of the Manager, the Board considered the reasons for the underperformance of these Funds, including the headwinds faced by their long-
term investment strategies. The Board understood that such underperformance was not a reflection of the nature, extent or quality of services being provided by the respective
Subadvisers. The Board considered that the AZL Russell 1000 Value Index Fund seeks to track its underlying index and does not take defensive positions under any market conditions, including in periods of market decline. The Board also considered the impact of low short-term interest rates on the performance of the AZL Government Money Market Fund during the periods measured.

25
The Board considered that the AZL Enhanced Bond Index Fund, which was in the bottom 40% of its Lipper peer group for the three- and five-year periods, had shown improved relative performance in more recent periods.
At the Board meeting held September 19, 2023, the Board also received updated performance information for the Funds, including updated Lipper peer group ranking information, for various periods ending June 30, 2023.
Thus, at the Board meeting held September 19, 2023, the Board determined that the overall investment performance of the Funds was acceptable.
(3) The costs of services to be provided and profits to be realized by the Manager and the Subadvisers and their affiliates from their relationship with the Funds . The Manager supplied information to the Board pertaining to the level of investment advisory fees to which the Funds are subject. The Manager has agreed to temporarily limit Fund expenses at certain levels, and information is provided to the Board setting forth “contractual” advisory fees and “actual” fees after taking expense limits and any temporary fee waivers into account.
The Board noted that the subadvisory fees are paid by the Manager to each Subadviser and are not additional fees borne by the Funds. Based upon the information provided, the
“actual” advisory fees payable by the Funds overall are generally comparable to the average level of fees paid by the Funds’ peer groups. For the 15 Funds reviewed by the Board in the summer and fall of 2023, 14 Funds paid “actual” advisory fees in a percentage amount within the 65 th
percentile or lower for each Fund’s applicable category. (A lower percentile reflects lower fund fees and is better for fund shareholders.) The Board recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.
Based upon the information provided, the management fee ranking in 2022 for the 15 Funds was as follows: (1) 14 of the Funds had management fee rankings at or below the 65th percentile (with 11 Funds at or below the 50th percentile); and (2) for the AZL MSCI Global Equity Index Fund, it was determined that there was poor peer group comparability due to there being only one other fund in the category. In addition, the Board also considered that the AZL Enhanced Bond Index Fund ranked at the 65th percentile in the bond index category, but that the Fund’s enhanced bond strategy lacks direct peers.
The Manager has also supplied information to the Board pertaining to total Fund expenses (which include advisory fees, the 25 basis point 12b1 fee paid by the Funds, and other Fund expenses). As noted above, the Manager has agreed to limit Fund expenses at certain levels.
The Manager has committed to providing the Funds with a high quality of service and working to reduce Fund expenses over time.
The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2020 through 2022. The Board recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Board considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Board focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Board recognized that the Manager should earn a reasonable level of profits for the services it provides to each Fund.
The Manager, on behalf of the Board, endeavored to obtain information on the profitability of each Subadviser in connection with its relationship with the Fund or Funds which it subadvised. The Manager was unable to obtain consistent profitability information from some of the Subadvisers that would allow the Board to determine the profits derived from the
Subadviser’s relationship to the Fund or Funds, rather than its overall level of profitability. In considering profitability information, the Board considered the possible effect of any fall-
out benefits to the Subadvisers and their affiliates. The Board considered the difficulty of allocating costs to multiple advisory accounts and products of a large advisory organization.
The Manager assured the Board that the Subadvisory Agreements with the Subadvisers, none of which are affiliated with the Manager, were negotiated on an “arm’s length” basis, which should not result in excessive profits for the Subadvisers.
(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale. The Board noted that the advisory fee schedules for the Funds (other than AZL FIAM Multi-Strategy Fund, AZL FIAM Total Bond Fund, and AZL MSCI Global Equity Index Fund) do not contain breakpoints that reduce the fee rate on assets above specified levels, although certain Subadvisory Agreements have such “breakpoints.” The Board recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. The Board found that there was no uniform methodology for establishing breakpoints that give effect to Fund-specific services provided by the Manager. The Board noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Board noted that the total assets in all of the Funds, as of June
30, 2023, were approximately $14.6 billion, and that no single Fund had assets in excess of approximately $3.0 billion.
The Board noted that the Manager has agreed to temporarily limit Fund expenses under the Expense Limitation Agreement, which has the effect of reducing expenses similar to implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of expense limits and/or advisory fee breakpoints as Fund assets change. The Board receives quarterly reports on the level of Fund assets. The Board expects to continue to consider: (a) the extent to which economies of scale have been realized, and (b) whether the advisory fee should be modified, either in connection with the next renewal of the Advisory Contracts or by modifying the Expense Limitation Agreement, to reflect such economies of scale, if any.
Having taken these factors into account, the Board concluded that the absence of breakpoints in the Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.
In conclusion, after full consideration of the above factors, as well as such other factors as each member of the Board considered instructive in evaluating the Advisory Contracts, the
Board concluded that the advisory fees were reasonable, and that the continuation of the Advisory Contracts was in the best interest of the Funds.

26
Information about the Board of Trustees and Officers (Unaudited)
The Trust is managed by the Trustees in accordance with the laws of the state of Delaware governing business trusts. In addition to serving on the Board of Trustees of the Trust, each Trustee serves on the Board of the Allianz Variable Insurance Products Fund of Funds Trust (“FOF Trust”) and the AIM ETF Products Trust (“ETF Trust”) (collectively, the Trust, the FOF Trust, and ETF Trust are the “AIM Complex”). There are currently six Trustees, one of whom is an “interested person” of the Trust within the meaning of that term under the
1940 Act. The Trustees and Officers of the Trust, their addresses, years of birth, their positions held with the Trust, their terms of office with the Trust and length of time served, their principal occupation(s) during the past five years, the number of portfolios in the Trust they oversee, and their other directorships held during the past five years are as follows:
Independent Trustees
(1)
Name, Address, and Birth Year
Positions
Held with
AIM
Complex
Term of
Office
(2)
/Length
of Time Served
Principal Occupation(s)
During Past 5 Years
Number of
Portfolios
Overseen
for the AIM
Complex
Other
Directorships
Held Outside of
the AIM
Complex
During Past
5 Years
Peggy L. Ettestad (1957)
5701 Golden Hills Drive
Minneapolis, MN 55416
Lead
Independent
Trustee
Since 10/14 (Trustee
since 2/07)
Managing Director, Red Canoe Management Consulting LLC, 2008 to
present
56 None
Tamara Lynn Fagely (1958)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 12/17 Retired; previously, Chief Operations Officer, Hartford Funds, 2012 to
2013
56 Diamond Hill Funds
(10 Funds)
Richard H. Forde (1953)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 12/17 Retired; previously, Member of the Board and Chairman of the Finance and Investment Committee, Connecticut Water Service, Inc., 2013 to
2019
56 Connecticut Water
Service, Inc.
Jack Gee (1959)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 01/22 Retired; previously, Managing Director, BlackRock, Inc., Treasurer and
Chief Financial Officer U.S. iShares, 2004 to 2019
56 TWC ETF Trust (3
Funds);
Esoterica Thematic
Trust (2019 - 2020)
Claire R. Leonardi (1955)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 02/04 Retired; previously, CEO, Health eSense Inc. (a medical device company),
2015 to 2018, and Connecticut Innovations, Inc. (a venture capital firm),
2012 to 2015
56 None

27
Interested Trustee
(3)
(1) Each of the Independent Trustees is a member of the Audit and Operational Risk Oversight Committee.
(2) Indefinite.
(3) Is an “interested person,” as defined by the 1940 Act, due to employment by Allianz Life and the Manager.
Officers
(1) Indefinite.
(2) The Manager and the Trust are parties to a Compliance Services Agreement under which the Manager provides an employee of the Manager or one of its affiliates to act as the
Trust’s Chief Compliance Officer.
The Fund’s Statement of Additional Information (“SAI”) contains additional information about the Trust’s Trustees and Officers. The SAI is available without charge, upon request, by calling toll-free 800-624-0197 or at https://www.allianzlife.com.
Name, Address, and Birth Year
Positions
Held with
AIM
Complex
Term of
Office
(2)
/Length
of Time Served
Principal Occupation(s)
During Past 5 Years
Number of
Portfolios
Overseen
for the AIM
Complex
Other
Directorships
Held Outside of
the AIM
Complex
During Past
5 Years
Brian Muench (1970)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 06/11 President, Allianz Investment Management LLC, 2010 to present; Vice
President, Allianz Life, 2011 to present
56 None
Name, Address, and Birth Year
Positions Held with AIM
Complex
Term of Office
(1)
/
Length of Time
Served Principal Occupation(s) During Past 5 Years
Brian Muench (1970)
5701 Golden Hills Drive
Minneapolis, MN 55416
President Since 11/10 President, Allianz Investment Management LLC, 2010 to present; Vice President,
Allianz Life, 2011 to present
Amanda Farren (1978)
5701 Golden Hills Drive
Minneapolis, MN 55416
Secretary Since 02/24 Chief Legal Officer, Allianz Investment Management LLC; Senior Counsel, Allianz
Life, January 2024 to present; Senior Vice President and Director, The Bank of
New York Mellon, 2023; Vice President and Director, The Bank of New York
Mellon, 2015 -2023
Bashir C. Asad (1963)
Citi Fund Services Ohio, Inc.
4400 Easton Commons, Suite 200
Columbus, OH 43219
Treasurer, Principal Accounting
Officer and Principal Financial Officer
Since 06/16 Senior Vice President, Citi Fund Services Ohio, Inc., 2011 to present
Chris R. Pheiffer (1968)
5701 Golden Hills Drive
Minneapolis, MN 55416
Chief Compliance Officer
(2)
and
Anti-Money Laundering Compliance
Officer
Since 02/14 Chief Compliance Officer of the Trust and the FOF Trust, 2014 to present, and the
ETF Trust, 2020 to present
Michael Tanski (1970)
5701 Golden Hills Drive
Minneapolis, MN 55416
Vice President Since 04/09 Assistant Vice President, Allianz Investment Management LLC, 2013 to present
Laura Quade (1969)
5701 Golden Hills Drive
Minneapolis, MN 55416
Vice President Since 08/23 Vice President, Allianz Investment Management LLC, 2023 to present, previously
Director at Wealth Enhancement Group, November 2019 to November 2022; Vice
President, Head of Operations at Hartford Funds 2014 to 2019

ANNRPT1223 02/24
The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® Small Cap Stock Index Fund
Annual Report
December 31, 2023

AZL® Small Cap Stock Index Fund
Management Discussion and Analysis

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Report of Independent Registered Public Accounting Firm

Other Federal Income Tax Information

Other Information

Approval of Investment Advisory and Subadvisory Agreements

Information about the Board of Trustees and Officers

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

1
AZL® Small Cap Stock Index Fund Review (Unaudited)
Allianz Investment Management LLC serves
as the Manager for the AZL
®
Small Cap
Stock Index Fund and BlackRock Investment
Management, LLC serves as Subadviser to
the Fund.
What factors affected the Fund’s performance
during the year ended December 31, 2023?*
For the year ended December 31, 2023, the AZL® Small Cap
Stock Index Fund (Class 2 Shares) (the “Fund”) returned 15.36%.
That compared to a 16.05% (net) return for its benchmark, the
S&P SmallCap 600 Index.
1
The Fund seeks investment results, before fees and expenses, that correspond to the performance of the S&P SmallCap
600 Index (the “Index”), which is designed to provide a
comprehensive measure of U.S. small-cap stock performance.
U.S. equity markets began the first quarter of 2023 rallying on resilient economic data and signs of cooling inflation. However, the Federal Reserve (the Fed) reiterated its commitment to raise interest rates to bring inflation under control and continued
to raise rates during the quarter, briefly dampening investor enthusiasm. In March, headlines about banking sector issues led to a brief selloff in the financial sector.
During the second quarter, U.S. equities rallied on the successful resolution of a government debt ceiling standoff, resilient
economic data and strong performance by large-cap growth
stocks. Meanwhile, enthusiasm over artificial intelligence and semiconductor chip manufacturers helped drive gains in the
technology sector.
After a strong July, investor enthusiasm waned in August
and September, dampening market performance. Inflation
showed signs of persisting, pushed higher by rising oil prices, and investors grew uncertain about when the Fed would halt
its cycle of rate increases. The Fed’s decision to leave rates unchanged in September did little to ease investor concerns.
This weaker performance extended into the final quarter of
2023, as renewed conflict in the Middle East added to investors’
existing fears. Investor optimism returned in November and
December, as inflation data continued to cool, and the Fed held rates steady for the quarter. Anticipation of potential rate cuts in
2024 helped equities close out the year with strong gains.
The sectors within the Index posted mixed returns over the year, with the industrials, consumer discretionary, and information technology sectors among the best performers. The utilities, health care, and energy sectors lagged.
The Fund uses exchange traded futures for the purpose of
efficient portfolio management, and these derivatives did not have a significant impact on the Fund’s return in 2023.
Past performance does not guarantee future results.
* The Fund’s portfolio composition is subject to change. There is no guarantee that any sectors mentioned will continue to
perform as described or that securities in such sectors will be held by the Fund in the future. The information contained in this commentary is for informational purposes only and should not be construed as a recommendation to purchase or sell
securities in the sector mentioned. The Fund’s holdings and
weightings are as of December 31, 2023.
1
For a complete description of the Fund’s performance
benchmarks please refer to page 2 of this report.

2
AZL® Small Cap Stock Index Fund Review (Unaudited)
Fund Objective
The Fund’s investment objective is to seek to
match the performance of the Standard & Poor’s
SmallCap 600 Index (“S&P 600”). This objective
may be changed by the Trustees of the Fund
without shareholder approval. The Fund seeks
to achieve its objective by investing in all of the
stocks in the S&P 600 in proportion to their
weighting in the Index.
Investment Concerns
Equity securities (stocks) are more volatile and
carry more risk than other forms of investments,
including investments in high-grade fixed income
securities. The net asset value per share of this
Fund will fluctuate as the value of the securities in
the portfolio changes.
Small- to mid-capitalization companies typically
have a higher risk of failure and historically have
experienced a greater degree of volatility.
Investing in a single industry or sector, or
concentrating investments in a limited number
of industries or sectors, tends to increase the
risk that economic, political, or regulatory
developments affecting certain industries or
sectors will have a large impact on the value of
the portfolio.
Investing in derivative instruments involves risks
that may be different from or greater than the risk
associated with investing directly in securities or
other traditional instruments.
For a complete description of these and other risks
associated with investing in the Fund, please refer
to the Fund’s prospectus.
Growth of $10,000 Investment
The chart above represents a comparison of a hypothetical investment in the Fund versus a similar investment in the Fund’s benchmarks and represents the reinvestment of dividends and capital gains in the Fund.
Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.Allianzlife.com.
The above expense ratios are based on the current Fund prospectus dated May 1, 2023. The manager and the Fund have entered into a written agreement limiting operating expenses, excluding certain expenses (such as interest expense) to 0.46%
for Class 1 Shares and 0.71% for Class 2 Shares April 30, 2025. Additional information pertaining to the December 31, 2023 expense ratios can be found in the Financial Highlights.
The total return of the Fund does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Such charges, fees and tax payments would reduce the performance quoted.
The Fund’s performance is measured against the Standard & Poor’s SmallCap 600 Index (“S&P 600”) which is a widely used index for small-
capitalization companies. The S&P 600 covers 3% of the U.S. equities market, and is part of a series of S&P U.S. indexes that can be used as building blocks for portfolio composition. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index.
Average Annual Total Returns as of December 31, 2023
Inception
Date
1
Year
3
Year
5
Year
10
Year
Since
Inception
  AZL
®
Small Cap Stock Index Fund, Class 1
10/17/2016
15.64% 6.88% 10.65% – 9.69%
  AZL
®
Small Cap Stock Index Fund, Class 2
5/1/2007
15.36% 6.62% 10.39% 8.06% 8.01%
  S&P SmallCap 600 Index
5/1/2007
16.05% 7.28% 11.03% 8.66% 8.53%
Expense Ratio Gross
  AZL
®
Small Cap Stock Index Fund, Class 1 0.32%
  AZL
®
Small Cap Stock Index Fund, Class 2 0.57%

AZL Small Cap Stock Index Fund
3
Expense Examples
(Unaudited)
As a shareholder of the AZL Small Cap Stock Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.
The
Actual Expense
table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The
Hypothetical Expense
table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Beginning
Account Value
7/1/23
Ending
Account Value
12/31/23
Expenses Paid
During Period
7/1/23 - 12/31/23*
Annualized Expense
Ratio During Period
7/1/23 - 12/31/23
AZL Small Cap Stock Index Fund, Class 1 $1,000.00 $1,092.80 $1.85 0.35%
AZL Small Cap Stock Index Fund, Class 2 $1,000.00 $1,090.70 $3.16 0.60%
Beginning
Account Value
7/1/23
Ending
Account Value
12/31/23
Expenses Paid
During Period
7/1/23 - 12/31/23*
Annualized Expense
Ratio During Period
7/1/23 - 12/31/23
AZL Small Cap Stock Index Fund, Class 1 $1,000.00 $1,023.44 $1.79 0.35%
AZL Small Cap Stock Index Fund, Class 2 $1,000.00 $1,022.18 $3.06 0.60%
* Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).
Portfolio Composition
(Unaudited)
Investments
Percent
of Net Assets
Financials 18.3%
Industrials 17.5
Consumer Discretionary 14.9
Information Technology 12.1
Health Care 10.4
Real Estate 7.6
Materials 5.6
Consumer Staples 4.4
Energy 4.2
Communication Services 2.8
Utilities 2.0
Total Common Stocks 99.8
Affiliated Investment Company 1.1
Unaffiliated Investment Company 0.3
Total Investment Securities 101.2
Net other assets (liabilities) (1.2)
Net Assets 100.0%

AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments
December 31, 2023
4
See accompanying notes to the financial statements.
Shares Value
Common Stocks (99.8%):
Aerospace & Defense (1.2%):
18,382 AAR Corp.* $ 1,147,037
14,253 AeroVironment, Inc.* 1,796,448
14,730 Kaman Corp. 352,783
28,096 Mercury Systems, Inc.* 1,027,471
16,134 Moog, Inc., Class A 2,335,881
2,287 National Presto Industries, Inc. 183,600
41,702 Triumph Group, Inc.* 691,419
7,534,639
Air Freight & Logistics (0.4%):
13,825 Forward Air Corp. 869,178
17,262 Hub Group, Inc., Class A* 1,587,068
2,456,246
Automobile Components (1.4%):
63,372 American Axle & Manufacturing Holdings, Inc.* 558,307
69,854 Dana, Inc. 1,020,567
15,073 Dorman Products, Inc.* 1,257,239
17,362 Gentherm, Inc.* 909,074
14,095 LCI Industries 1,771,882
11,422 Patrick Industries, Inc. 1,146,198
25,052 Phinia, Inc. 758,825
9,416 Standard Motor Products, Inc. 374,851
11,296 XPEL, Inc.* 608,290
8,405,233
Automobiles (0.2%):
16,359 Winnebago Industries, Inc. 1,192,244
Banks (9.9%):
36,293 Ameris Bancorp 1,925,344
41,887 Atlantic Union Bankshares Corp. 1,530,551
28,377 Axos Financial, Inc.* 1,549,384
73,537 Banc of California, Inc. 987,602
8,496 BancFirst Corp. 826,916
28,991 Bancorp, Inc. (The)* 1,117,893
22,202 Bank of Hawaii Corp.^ 1,608,757
41,863 BankUnited, Inc. 1,357,617
20,086 Banner Corp. 1,075,806
24,222 Berkshire Hills Bancorp, Inc. 601,432
51,821 Brookline Bancorp, Inc. 565,367
72,033 Capitol Federal Financial, Inc. 464,613
36,868 Cathay General Bancorp 1,643,207
17,342 Central Pacific Financial Corp. 341,291
7,673 City Holding Co. 846,025
29,878 Community Bank System, Inc. 1,556,943
15,434 Customers Bancorp, Inc.* 889,307
73,809 CVB Financial Corp. 1,490,204
20,247 Dime Community Bancshares, Inc. 545,252
17,340 Eagle Bancorp, Inc. 522,628
19,549 FB Financial Corp. 779,028
97,889 First BanCorp/Puerto Rico 1,610,274
22,714 First Bancorp/Southern Pines NC 840,645
56,114 First Commonwealth Financial Corp. 866,400
54,293 First Financial Bancorp 1,289,459
74,807 First Hawaiian, Inc. 1,710,088
80,716 Fulton Financial Corp. 1,328,585
20,567 Hanmi Financial Corp. 399,000
21,203 Heritage Financial Corp. 453,532
Shares Value
Common Stocks, continued
Banks, continued
25,876 Hilltop Holdings, Inc. $ 911,094
72,953 Hope Bancorp, Inc. 881,272
24,645 Independent Bank Corp. MASS 1,621,887
20,272 Independent Bank Group, Inc. 1,031,439
13,865 Lakeland Financial Corp. 903,443
20,817 National Bank Holdings Corp., Class A 774,184
25,631 NBT Bancorp, Inc. 1,074,195
23,115 Northfield Bancorp, Inc. 290,787
72,345 Northwest Bancshares, Inc. 902,866
25,760 OFG Bancorp 965,485
52,466 Pacific Premier Bancorp, Inc. 1,527,285
7,930 Park National Corp. 1,053,580
14,066 Pathward Financial, Inc. 744,513
6,923 Preferred Bank 505,725
46,366 Provident Financial Services, Inc. 835,979
31,838 Renasant Corp. 1,072,304
21,386 S&T Bancorp, Inc. 714,720
47,588 Seacoast Banking Corp of Florida 1,354,354
26,977 ServisFirst Bancshares, Inc. 1,797,478
71,785 Simmons First National Corp., Class A 1,424,214
15,696 Southside Bancshares, Inc. 491,599
24,983 Stellar Bancorp, Inc. 695,527
7,449 Tompkins Financial Corp. 448,653
11,695 Triumph Financial, Inc.* 937,705
11,288 TrustCo Bank Corp. 350,492
34,583 Trustmark Corp. 964,174
67,654 United Community Banks, Inc. 1,979,556
24,710 Veritex Holdings, Inc. 575,002
37,010 WaFd, Inc. 1,219,850
14,369 Westamerica BanCorp 810,555
34,023 WSFS Financial Corp. 1,562,676
61,145,743
Beverages (0.2%):
8,253 MGP Ingredients, Inc. 813,086
13,146 National Beverage Corp.* 653,619
1,466,705
Biotechnology (2.2%):
91,729 Alkermes plc* 2,544,562
29,283 Arcus Biosciences, Inc.* 559,305
53,485 Catalyst Pharmaceuticals, Inc.* 899,083
53,236 Cytokinetics, Inc.* 4,444,674
69,066 Dynavax Technologies Corp.* 965,543
73,805 Ironwood Pharmaceuticals, Inc.* 844,329
47,758 Myriad Genetics, Inc.* 914,088
21,588 REGENXBIO, Inc.* 387,505
25,372 Vericel Corp.* 903,497
47,505 Vir Biotechnology, Inc.* 477,900
32,272 Xencor, Inc.* 685,135
13,625,621
Broadline Retail (0.3%):
60,684 Kohl's Corp. 1,740,417
Building Products (2.5%):
36,622 AAON, Inc. 2,705,267
8,916 American Woodmark Corp.* 827,851
11,115 Apogee Enterprises, Inc. 593,652

AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments
December 31, 2023
5
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Building Products, continued
24,318 Armstrong World Industries, Inc. $ 2,390,946
12,974 AZZ, Inc. 753,660
16,105 Gibraltar Industries, Inc.* 1,271,973
22,385 Griffon Corp. 1,364,366
68,226 Hayward Holdings, Inc.* 927,873
10,079 Insteel Industries, Inc. 385,925
68,229 Masterbrand, Inc.* 1,013,201
30,610 PGT Innovations, Inc.* 1,245,827
17,136 Quanex Building Products Corp. 523,847
79,766 Resideo Technologies, Inc.* 1,501,196
15,505,584
Capital Markets (1.5%):
38,750 Artisan Partners Asset Management, Inc., Class A 1,711,975
9,499 B Riley Financial, Inc.^ 199,384
20,182 Brightsphere Investment Group, Inc. 386,687
13,279 Donnelley Financial Solutions, Inc.* 828,211
24,068 Moelis & Co., Class A 1,350,937
8,898 Piper Sandler Cos. 1,555,993
8,865 PJT Partners, Inc., Class A 903,078
15,154 StoneX Group, Inc.* 1,118,820
3,942 Virtus Investment Partners, Inc. 953,018
61,881 WisdomTree, Inc. 428,835
9,436,938
Chemicals (2.5%):
15,717 AdvanSix, Inc. 470,881
17,875 Balchem Corp. 2,658,906
9,962 Hawkins, Inc. 701,524
30,668 HB Fuller Co. 2,496,682
18,537 Ingevity Corp.* 875,317
13,699 Innospec, Inc. 1,688,265
11,251 Koppers Holdings, Inc. 576,276
29,842 Mativ Holdings, Inc. 456,881
17,444 Minerals Technologies, Inc. 1,243,932
7,704 Quaker Chemical Corp. 1,644,188
23,208 Sensient Technologies Corp. 1,531,728
11,544 Stepan Co. 1,091,485
15,436,065
Commercial Services & Supplies (2.3%):
36,106 ABM Industries, Inc. 1,618,632
24,362 Brady Corp., Class A 1,429,806
61,200 CoreCivic, Inc.* 889,236
24,772 Deluxe Corp. 531,359
43,241 Enviri Corp.* 389,169
66,054 GEO Group, Inc. (The)* 715,365
40,861 Healthcare Services Group, Inc.* 423,728
25,215 HNI Corp. 1,054,743
30,877 Interface, Inc. 389,668
11,489 Liquidity Services, Inc.* 197,726
16,274 Matthews International Corp., Class A 596,442
39,813 MillerKnoll, Inc. 1,062,211
58,065 OPENLANE, Inc.* 859,943
83,528 Pitney Bowes, Inc. 367,523
8,403 UniFirst Corp. 1,536,993
71,236 Vestis Corp. 1,505,929
11,490 Viad Corp.* 415,938
13,984,411
Shares Value
Common Stocks, continued
Communications Equipment (1.0%):
37,981 ADTRAN Holdings, Inc. $ 278,781
18,726 Digi International, Inc.* 486,876
69,741 Extreme Networks, Inc.* 1,230,231
59,837 Harmonic, Inc.* 780,274
39,338 NetScout Systems, Inc.* 863,469
40,527 Viasat, Inc.* 1,132,730
119,142 Viavi Solutions, Inc.* 1,199,760
5,972,121
Construction & Engineering (1.1%):
26,853 Arcosa, Inc. 2,219,132
15,955 Dycom Industries, Inc.* 1,836,261
23,429 Granite Construction, Inc. 1,191,599
8,957 MYR Group, Inc.* 1,295,451
6,542,443
Consumer Finance (0.8%):
17,177 Bread Financial Holdings, Inc. 565,810
13,374 Encore Capital Group, Inc.* 678,730
16,639 Enova International, Inc.* 921,135
29,605 EZCORP, Inc., Class A* 258,748
26,603 Green Dot Corp., Class A* 263,370
51,137 Navient Corp. 952,171
21,786 PRA Group, Inc.* 570,793
24,280 PROG Holdings, Inc.* 750,495
1,970 World Acceptance Corp.* 257,144
5,218,396
Consumer Staples Distribution & Retail (0.6%):
17,168 Andersons, Inc. (The) 987,847
19,213 Chefs' Warehouse, Inc. (The)* 565,438
12,840 PriceSmart, Inc. 973,015
18,607 SpartanNash Co. 427,031
32,874 United Natural Foods, Inc.* 533,545
3,486,876
Containers & Packaging (0.6%):
25,874 Myers Industries, Inc. 505,837
89,054 O-I Glass, Inc.* 1,458,704
43,785 Sealed Air Corp. 1,599,028
3,563,569
Diversified Consumer Services (1.0%):
21,285 Adtalem Global Education, Inc.* 1,254,751
43,198 Frontdoor, Inc.* 1,521,433
50,039 Mister Car Wash, Inc.* 432,337
34,151 Perdoceo Education Corp. 599,692
11,660 Strategic Education, Inc. 1,077,034
21,304 Stride, Inc.* 1,264,818
6,150,065
Diversified REITs (0.8%):
35,652 Alexander & Baldwin, Inc. 678,101
26,692 American Assets Trust, Inc. 600,837
33,830 Armada Hoffler Properties, Inc. 418,477
88,900 Essential Properties Realty Trust, Inc. 2,272,284
107,163 Global Net Lease, Inc. 1,066,272
5,035,971

AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments
December 31, 2023
6
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Diversified Telecommunication Services (0.7%):
4,889 ATN International, Inc. $ 190,524
23,770 Cogent Communications Holdings, Inc. 1,807,946
40,838 Consolidated Communications Holdings, Inc.* 177,645
16,204 EchoStar Corp., Class A* 268,500
549,362 Lumen Technologies, Inc.* 1,005,333
25,657 Shenandoah Telecommunications Co. 554,705
4,004,653
Electric Utilities (0.3%):
22,820 Otter Tail Corp. 1,939,015
Electrical Equipment (0.5%):
8,510 Encore Wire Corp. 1,817,736
4,764 Powell Industries, Inc. 421,138
47,437 SunPower Corp.*^ 229,121
12,009 Vicor Corp.* 539,684
3,007,679
Electronic Equipment, Instruments & Components (3.9%):
20,332 Advanced Energy Industries, Inc. 2,214,561
50,090 Arlo Technologies, Inc.* 476,857
15,874 Badger Meter, Inc. 2,450,469
17,997 Benchmark Electronics, Inc. 497,437
15,439 CTS Corp. 675,302
14,777 ePlus, Inc.* 1,179,796
19,643 Fabrinet* 3,738,652
15,266 Insight Enterprises, Inc.* 2,704,983
24,850 Itron, Inc.* 1,876,424
46,696 Knowles Corp.* 836,325
19,137 Methode Electronics, Inc. 434,984
8,252 OSI Systems, Inc.* 1,064,921
5,578 PC Connection, Inc. 374,897
14,925 Plexus Corp.* 1,613,840
8,952 Rogers Corp.* 1,182,291
31,269 Sanmina Corp.* 1,606,289
13,068 ScanSource, Inc.* 517,623
53,600 TTM Technologies, Inc.* 847,416
24,293,067
Energy Equipment & Services (1.9%):
74,605 Archrock, Inc. 1,148,917
11,963 Bristow Group, Inc.* 338,194
24,940 Core Laboratories, Inc. 440,440
16,800 Dril-Quip, Inc.* 390,936
75,491 Helix Energy Solutions Group, Inc.* 776,047
56,510 Helmerich & Payne, Inc. 2,046,792
84,055 Liberty Energy, Inc. 1,524,758
4,793 Nabors Industries, Ltd.* 391,253
54,358 Oceaneering International, Inc.* 1,156,738
29,823 Oil States International, Inc.* 202,498
178,287 Patterson-UTI Energy, Inc. 1,925,500
43,410 ProPetro Holding Corp.* 363,776
42,540 RPC, Inc. 309,691
41,554 US Silica Holdings, Inc.* 469,976
11,485,516
Entertainment (0.4%):
57,163 Cinemark Holdings, Inc.* 805,427
9,136 Madison Square Garden Sports Corp.* 1,661,199
Shares Value
Common Stocks, continued
Entertainment, continued
10,787 Marcus Corp. (The) $ 157,274
2,623,900
Financial Services (1.7%):
35,607 EVERTEC, Inc. 1,457,751
14,261 Jackson Financial, Inc., Class A 730,163
37,587 Mr Cooper Group, Inc.* 2,447,665
36,834 NCR Atleos Corp.* 894,698
46,171 NMI Holdings, Inc., Class A* 1,370,355
127,667 Payoneer Global, Inc.* 665,145
24,184 Radian Group, Inc. 690,453
18,749 Walker & Dunlop, Inc. 2,081,327
10,337,557
Food Products (1.4%):
43,054 B&G Foods, Inc. 452,067
9,302 Calavo Growers, Inc. 273,572
22,144 Cal-Maine Foods, Inc. 1,270,844
17,810 Fresh Del Monte Produce, Inc. 467,513
48,046 Hain Celestial Group, Inc. (The)* 526,104
8,482 J & J Snack Foods Corp. 1,417,681
4,584 John B Sanfilippo & Son, Inc. 472,335
49,488 Simply Good Foods Co. (The)* 1,959,725
7,987 Tootsie Roll Industries, Inc. 265,488
26,249 TreeHouse Foods, Inc.* 1,088,021
34,793 WK Kellogg Co. 457,180
8,650,530
Gas Utilities (0.3%):
11,741 Chesapeake Utilities Corp. 1,240,202
20,187 Northwest Natural Holding Co. 786,082
2,026,284
Ground Transportation (0.6%):
12,798 ArcBest Corp. 1,538,447
23,700 Heartland Express, Inc. 337,962
29,607 Marten Transport, Ltd. 621,155
63,239 RXO, Inc.* 1,470,939
3,968,503
Health Care Equipment & Supplies (2.5%):
20,464 Artivion, Inc.* 365,896
24,949 Avanos Medical, Inc.* 559,606
17,010 CONMED Corp. 1,862,765
31,755 Embecta Corp. 601,122
26,506 Glaukos Corp.* 2,106,962
11,028 ICU Medical, Inc.* 1,099,933
18,222 Integer Holdings Corp.* 1,805,436
10,111 LeMaitre Vascular, Inc. 573,900
31,579 Merit Medical Systems, Inc.* 2,398,741
4,420 OmniAb Operations, Inc. – Vesting 12.5*(a) —
4,420 OmniAb Operations, Inc. – Vesting 15*(a) —
24,651 Omnicell, Inc.* 927,617
38,789 OraSure Technologies, Inc.* 318,070
26,195 STAAR Surgical Co.* 817,546
35,216 Tandem Diabetes Care, Inc.* 1,041,689
3,660 UFP Technologies, Inc.* 629,666
21,019 Varex Imaging Corp.* 430,890
15,539,839

AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments
December 31, 2023
7
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Health Care Providers & Services (3.0%):
43,923 AdaptHealth Corp.* $ 320,199
8,202 Addus HomeCare Corp.* 761,556
19,071 Agiliti, Inc.* 151,042
20,318 AMN Healthcare Services, Inc.* 1,521,412
22,011 Apollo Medical Holdings, Inc.* 843,021
4,824 CorVel Corp.* 1,192,541
17,831 Cross Country Healthcare, Inc.* 403,694
26,113 Enhabit, Inc.* 270,270
30,670 Ensign Group, Inc. (The) 3,441,481
10,815 Fulgent Genetics, Inc.* 312,662
6,548 ModivCare, Inc.* 288,046
6,700 National HealthCare Corp. 619,214
68,636 NeoGenomics, Inc.* 1,110,530
41,456 Owens & Minor, Inc.* 798,857
43,478 Pediatrix Medical Group, Inc.* 404,345
66,370 Premier, Inc., Class A 1,484,033
54,766 Privia Health Group, Inc.* 1,261,261
32,760 RadNet, Inc.* 1,139,065
58,152 Select Medical Holdings Corp. 1,366,572
7,719 US Physical Therapy, Inc. 718,948
18,408,749
Health Care REITs (0.4%):
64,137 CareTrust REIT, Inc. 1,435,386
13,021 Community Healthcare Trust, Inc. 346,880
20,203 LTC Properties, Inc. 648,920
6,761 Universal Health Realty Income Trust 292,413
2,723,599
Health Care Technology (0.6%):
59,037 Certara, Inc.* 1,038,461
13,034 HealthStream, Inc. 352,309
29,842 Schrodinger, Inc.* 1,068,344
7,902 Simulations Plus, Inc. 353,614
58,288 Veradigm, Inc.* 611,441
3,424,169
Hotel & Resort REITs (1.2%):
120,273 Apple Hospitality REIT, Inc. 1,997,735
24,477 Chatham Lodging Trust 262,393
112,523 DiamondRock Hospitality Co. 1,056,591
64,425 Pebblebrook Hotel Trust 1,029,512
89,930 Service Properties Trust 768,002
54,281 Summit Hotel Properties, Inc. 364,768
109,194 Sunstone Hotel Investors, Inc. 1,171,652
56,170 Xenia Hotels & Resorts, Inc. 765,035
7,415,688
Hotels, Restaurants & Leisure (2.1%):
12,211 BJ's Restaurants, Inc.* 439,718
47,281 Bloomin' Brands, Inc. 1,330,960
24,058 Brinker International, Inc.* 1,038,824
24,690 Cheesecake Factory, Inc. (The) 864,397
7,958 Chuy's Holdings, Inc.* 304,234
12,118 Cracker Barrel Old Country Store, Inc. 934,055
18,625 Dave & Buster's Entertainment, Inc.* 1,002,956
8,867 Dine Brands Global, Inc. 440,247
11,535 Golden Entertainment, Inc. 460,593
10,992 Jack in the Box, Inc. 897,277
6,562 Monarch Casino & Resort, Inc. 453,762
Shares Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
17,800 Papa John's International, Inc. $ 1,356,894
207,612 Sabre Corp.* 913,493
20,417 Shake Shack, Inc., Class A* 1,513,308
39,194 Six Flags Entertainment Corp.* 982,986
12,933,704
Household Durables (3.6%):
3,943 Cavco Industries, Inc.* 1,366,723
14,420 Century Communities, Inc. 1,314,239
12,007 Ethan Allen Interiors, Inc. 383,263
12,946 Green Brick Partners, Inc.* 672,415
13,015 Installed Building Products, Inc. 2,379,402
14,990 iRobot Corp.* 580,113
22,900 La-Z-Boy, Inc. 845,468
10,802 LGI Homes, Inc.* 1,438,394
15,229 M/I Homes, Inc.* 2,097,642
34,404 MDC Holdings, Inc. 1,900,821
20,083 Meritage Homes Corp. 3,498,459
213,531 Newell Brands, Inc. 1,853,449
69,229 Sonos, Inc.* 1,186,585
51,962 Tri Pointe Homes, Inc.* 1,839,455
16,623 Worthington Enterprises, Inc. 956,654
22,313,082
Household Products (0.7%):
5,781 Central Garden & Pet Co.* 289,686
20,881 Central Garden & Pet Co., Class A* 919,599
35,720 Energizer Holdings, Inc. 1,131,610
7,335 WD-40 Co. 1,753,578
4,094,473
Independent Power and Renewable Electricity Producers
(0.2%):
19,493 Clearway Energy, Inc., Class A 498,631
33,795 Clearway Energy, Inc., Class C 926,997
1,425,628
Industrial REITs (0.5%):
15,317 Innovative Industrial Properties, Inc. 1,544,260
162,401 LXP Industrial Trust 1,611,018
3,155,278
Insurance (2.6%):
26,371 Ambac Financial Group, Inc.* 434,594
36,130 American Equity Investment Life Holding Co.* 2,016,054
11,319 AMERISAFE, Inc. 529,503
31,157 Assured Guaranty, Ltd. 2,331,478
15,371 Employers Holdings, Inc. 605,617
259,351 Genworth Financial, Inc.* 1,732,465
13,552 Goosehead Insurance, Inc., Class A* 1,027,242
3,315 HCI Group, Inc. 289,731
24,582 Horace Mann Educators Corp. 803,831
65,533 Lincoln National Corp. 1,767,425
15,076 Mercury General Corp. 562,486
13,426 Palomar Holdings, Inc.* 745,143
28,385 ProAssurance Corp. 391,429
9,132 Safety Insurance Group, Inc. 693,941
49,494 SiriusPoint, Ltd.* 574,130
15,612 Stewart Information Services Corp. 917,205
20,502 Trupanion, Inc.* 625,516

AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments
December 31, 2023
8
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Insurance, continued
12,711 United Fire Group, Inc. $ 255,745
16,303,535
Interactive Media & Services (0.9%):
46,703 Cargurus, Inc.* 1,128,344
32,902 Cars.com, Inc.* 624,151
28,296 QuinStreet, Inc.* 362,755
13,022 Shutterstock, Inc. 628,702
58,733 TripAdvisor, Inc.* 1,264,522
37,622 Yelp, Inc.* 1,781,025
5,789,499
IT Services (0.6%):
106,520 DXC Technology Co.* 2,436,112
18,917 Perficient, Inc.* 1,245,117
3,681,229
Leisure Products (0.4%):
9,266 Sturm Ruger & Co., Inc. 421,140
78,050 Topgolf Callaway Brands Corp.* 1,119,237
31,472 Vista Outdoor, Inc.* 930,627
2,471,004
Life Sciences Tools & Services (0.4%):
18,582 BioLife Solutions, Inc.* 301,957
53,729 Cytek Biosciences, Inc.* 490,008
48,014 Fortrea Holdings, Inc.* 1,675,689
2,709 Mesa Laboratories, Inc. 283,822
2,751,476
Machinery (4.8%):
72,503 3D Systems Corp.* 460,394
5,411 Alamo Group, Inc. 1,137,338
17,127 Albany International Corp. 1,682,214
12,029 Astec Industries, Inc. 447,479
27,227 Barnes Group, Inc. 888,417
28,384 Enerpac Tool Group Corp. 882,459
11,487 Enpro, Inc. 1,800,472
13,654 ESCO Technologies, Inc. 1,597,928
33,394 Federal Signal Corp. 2,562,656
22,313 Franklin Electric Co., Inc. 2,156,551
16,714 Greenbrier Cos., Inc. (The) 738,425
38,578 Hillenbrand, Inc. 1,845,957
17,327 John Bean Technologies Corp. 1,723,170
42,667 Kennametal, Inc. 1,100,382
5,736 Lindsay Corp. 740,862
62,329 Mueller Industries, Inc. 2,938,812
13,704 Proto Labs, Inc.* 533,908
24,955 SPX Technologies, Inc.* 2,520,705
6,200 Standex International Corp. 981,956
9,489 Tennant Co. 879,535
27,068 Titan International, Inc.* 402,772
44,060 Trinity Industries, Inc. 1,171,555
24,520 Wabash National Corp. 628,202
29,822,149
Marine Transportation (0.3%):
19,465 Matson, Inc. 2,133,364
Shares Value
Common Stocks, continued
Media (0.6%):
16,638 AMC Networks, Inc., Class A* $ 312,628
138,492 DISH Network Corp., Class A* 799,099
33,050 EW Scripps Co. (The), Class A* 264,069
22,949 John Wiley & Sons, Inc., Class A 728,401
14,417 Scholastic Corp. 543,521
14,367 TechTarget, Inc.* 500,834
16,196 Thryv Holdings, Inc.* 329,589
3,478,141
Metals & Mining (2.2%):
6,396 Alpha Metallurgical Resources, Inc. 2,167,732
69,928 ATI, Inc.* 3,179,626
26,960 Carpenter Technology Corp. 1,908,768
28,050 Century Aluminum Co.* 340,527
18,337 Compass Minerals International, Inc. 464,293
6,254 Haynes International, Inc. 356,791
8,735 Kaiser Aluminum Corp. 621,845
11,127 Materion Corp. 1,447,957
5,290 Olympic Steel, Inc. 352,843
41,229 SunCoke Energy, Inc. 442,799
20,218 TimkenSteel Corp.* 474,112
27,899 Warrior Met Coal, Inc. 1,701,002
16,659 Worthington Steel, Inc.* 468,118
13,926,413
Mortgage Real Estate Investment Trusts (REITs) (1.8%):
76,827 Apollo Commercial Real Estate Finance, Inc. 901,949
83,356 Arbor Realty Trust, Inc.^ 1,265,344
26,577 ARMOUR Residential REIT, Inc.^ 513,468
98,881 Blackstone Mortgage Trust, Inc., Class A^ 2,103,199
42,112 Ellington Financial, Inc.^ 535,244
43,624 Franklin BSP Realty Trust, Inc. 589,360
60,392 Hannon Armstrong Sustainable Infrastructure
Capital, Inc.^ 1,665,611
32,812 KKR Real Estate Finance Trust, Inc. 434,103
50,509 New York Mortgage Trust, Inc. 430,842
48,133 PennyMac Mortgage Investment Trust 719,588
91,887 Ready Capital Corp. 941,842
66,088 Redwood Trust, Inc. 489,712
53,279 Two Harbors Investment Corp. 742,176
11,332,438
Multi-Utilities (0.3%):
42,470 Avista Corp. 1,517,878
7,648 Unitil Corp. 402,055
1,919,933
Office REITs (1.1%):
96,772 Brandywine Realty Trust 522,569
81,602 Douglas Emmett, Inc. 1,183,229
49,169 Easterly Government Properties, Inc. 660,831
59,776 Highwoods Properties, Inc. 1,372,457
69,600 Hudson Pacific Properties, Inc. 647,976
47,743 JBG SMITH Properties 812,109
35,330 SL Green Realty Corp. 1,595,856
6,795,027
Oil, Gas & Consumable Fuels (2.4%):
35,462 California Resources Corp. 1,939,062
29,228 Callon Petroleum Co.* 946,987

AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments
December 31, 2023
9
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
48,819 Comstock Resources, Inc. $ 432,048
14,981 CONSOL Energy, Inc. 1,506,040
17,324 CVR Energy, Inc. 524,917
17,890 Dorian LPG, Ltd. 784,835
31,232 Green Plains, Inc.* 787,671
50,316 Northern Oil and Gas, Inc. 1,865,214
29,310 Par Pacific Holdings, Inc.* 1,066,005
7,740 REX American Resources Corp.* 366,102
64,357 SM Energy Co. 2,491,903
51,787 Talos Energy, Inc.* 736,929
12,924 Vital Energy, Inc.* 587,913
32,345 World Kinect Corp. 736,819
14,772,445
Paper & Forest Products (0.2%):
8,872 Clearwater Paper Corp.* 320,457
24,889 Mercer International, Inc. 235,948
19,150 Sylvamo Corp. 940,456
1,496,861
Passenger Airlines (1.0%):
71,245 Alaska Air Group, Inc.* 2,783,542
8,095 Allegiant Travel Co. 668,728
181,095 JetBlue Airways Corp.* 1,005,077
22,078 SkyWest, Inc.* 1,152,472
20,653 Sun Country Airlines Holdings, Inc.* 324,872
5,934,691
Personal Care Products (1.3%):
26,838 Edgewell Personal Care Co. 983,076
29,758 elf Beauty, Inc.* 4,295,270
9,871 Inter Parfums, Inc. 1,421,523
6,031 Medifast, Inc. 405,404
28,846 Nu Skin Enterprises, Inc., Class A 560,189
5,781 USANA Health Sciences, Inc.* 309,861
7,975,323
Pharmaceuticals (1.8%):
20,077 Amphastar Pharmaceuticals, Inc.* 1,241,763
7,753 ANI Pharmaceuticals, Inc.* 427,501
17,021 Collegium Pharmaceutical, Inc.* 523,907
48,725 Corcept Therapeutics, Inc.* 1,582,588
17,751 Harmony Biosciences Holdings, Inc.* 573,357
28,009 Innoviva, Inc.* 449,264
8,691 Ligand Pharmaceuticals, Inc.* 620,711
142,186 Organon & Co. 2,050,322
24,993 Pacira BioSciences, Inc.* 843,264
10,992 Phibro Animal Health Corp., Class A 127,287
26,719 Prestige Consumer Healthcare, Inc.* 1,635,737
29,263 Supernus Pharmaceuticals, Inc.* 846,871
10,922,572
Professional Services (1.1%):
16,069 CSG Systems International, Inc. 855,031
5,928 Forrester Research, Inc.* 158,930
9,984 Heidrick & Struggles International, Inc. 294,828
16,471 Kelly Services, Inc., Class A 356,103
29,692 Korn Ferry 1,762,220
6,660 NV5 Global, Inc.* 740,059
16,381 Resources Connection, Inc. 232,119
Shares Value
Common Stocks, continued
Professional Services, continued
16,771 TrueBlue, Inc.* $ 257,267
13,003 TTEC Holdings, Inc. 281,775
92,873 Verra Mobility Corp.* 2,138,865
7,077,197
Real Estate Management & Development (0.7%):
59,905 Anywhere Real Estate, Inc.* 485,830
86,101 Cushman & Wakefield plc* 929,891
41,836 eXp World Holdings, Inc. 649,295
64,769 Kennedy-Wilson Holdings, Inc. 801,840
12,188 Marcus & Millichap, Inc. 532,372
19,375 St Joe Co. (The) 1,165,987
4,565,215
Residential REITs (0.4%):
7,731 Centerspace 449,944
45,761 Elme Communities 668,111
12,295 NexPoint Residential Trust, Inc. 423,317
42,380 Veris Residential, Inc. 666,637
2,208,009
Retail REITs (1.8%):
50,158 Acadia Realty Trust 852,184
24,443 Getty Realty Corp. 714,224
120,714 Macerich Co. (The) 1,862,617
66,643 Phillips Edison & Co., Inc. 2,431,137
67,633 Retail Opportunity Investments Corp. 948,891
6,133 Saul Centers, Inc. 240,843
101,341 SITE Centers Corp. 1,381,278
58,554 Tanger, Inc. 1,623,117
62,856 Urban Edge Properties 1,150,265
19,010 Whitestone REIT 233,633
11,438,189
Semiconductors & Semiconductor Equipment (3.1%):
11,797 Alpha & Omega Semiconductor, Ltd.* 307,430
17,707 Axcelis Technologies, Inc.* 2,296,421
11,885 CEVA, Inc.* 269,908
24,146 Cohu, Inc.* 854,527
25,289 Diodes, Inc.* 2,036,270
41,776 FormFactor, Inc.* 1,742,477
15,433 Ichor Holdings, Ltd.* 519,012
30,577 Kulicke & Soffa Industries, Inc. 1,673,173
40,062 MaxLinear, Inc.* 952,274
15,541 PDF Solutions, Inc.* 499,488
33,288 Photronics, Inc.* 1,044,245
34,547 Semtech Corp.* 756,925
9,236 SiTime Corp.* 1,127,531
27,910 SMART Global Holdings, Inc.* 528,336
30,777 SolarEdge Technologies, Inc.* 2,880,727
23,845 Ultra Clean Holdings, Inc.* 814,068
28,718 Veeco Instruments, Inc.* 891,119
19,193,931
Software (3.3%):
38,767 A10 Networks, Inc. 510,561
60,290 ACI Worldwide, Inc.* 1,844,874
57,884 Adeia, Inc. 717,183
10,980 Agilysys, Inc.* 931,323
27,736 Alarm.com Holdings, Inc.* 1,792,300

AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments
December 31, 2023
10
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Software, continued
22,669 Cerence, Inc.* $ 445,672
10,342 Consensus Cloud Solutions, Inc.* 271,064
51,231 Digital Turbine, Inc.* 351,445
77,069 DoubleVerify Holdings, Inc.* 2,834,598
14,532 Envestnet, Inc.* 719,625
13,848 InterDigital, Inc. 1,503,062
35,800 LiveRamp Holdings, Inc.* 1,356,104
39,528 N-able, Inc.* 523,746
72,101 NCR Voyix Corp.* 1,219,228
24,659 Progress Software Corp. 1,338,984
20,470 SPS Commerce, Inc.* 3,967,905
24,593 Xperi, Inc.* 271,015
20,598,689
Specialized REITs (0.6%):
48,260 Four Corners Property Trust, Inc. 1,220,978
79,894 Outfront Media, Inc. 1,115,320
25,786 Safehold, Inc. 603,393
129,949 Uniti Group, Inc. 751,105
3,690,796
Specialty Retail (4.9%):
27,259 Abercrombie & Fitch Co.* 2,404,789
40,736 Academy Sports & Outdoors, Inc. 2,688,576
32,399 Advance Auto Parts, Inc. 1,977,311
100,733 American Eagle Outfitters, Inc. 2,131,510
3,134 America's Car-Mart, Inc.* 237,463
11,282 Asbury Automotive Group, Inc.* 2,538,112
16,327 Boot Barn Holdings, Inc.* 1,253,261
14,545 Buckle, Inc. (The) 691,178
18,163 Caleres, Inc. 558,149
65,427 Chico's FAS, Inc.* 495,937
23,276 Designer Brands, Inc., Class A 205,993
44,510 Foot Locker, Inc. 1,386,487
7,674 Group 1 Automotive, Inc. 2,338,575
14,462 Guess?, Inc. 333,494
6,243 Haverty Furniture Cos., Inc. 221,627
6,670 Hibbett, Inc. 480,373
99,028 Leslie's, Inc.* 684,283
10,388 MarineMax, Inc.* 404,093
16,169 Monro, Inc. 474,398
42,359 National Vision Holdings, Inc.* 886,574
17,414 ODP Corp. (The)* 980,408
58,200 Sally Beauty Holdings, Inc.* 772,896
9,714 Shoe Carnival, Inc. 293,460
24,524 Signet Jewelers, Ltd. 2,630,444
7,862 Sonic Automotive, Inc., Class A 441,923
23,769 Upbound Group, Inc. 807,433
30,564 Urban Outfitters, Inc.* 1,090,829
41,819 Victoria's Secret & Co.* 1,109,876
30,519,452
Technology Hardware, Storage & Peripherals (0.2%):
23,168 Corsair Gaming, Inc.* 326,669
61,582 Xerox Holdings Corp. 1,128,798
1,455,467
Shares Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods (1.0%):
21,954 G-III Apparel Group, Ltd.* $ 745,997
191,551 Hanesbrands, Inc.* 854,317
27,556 Kontoor Brands, Inc. 1,720,046
8,414 Movado Group, Inc. 253,682
7,872 Oxford Industries, Inc. 787,200
39,050 Steven Madden, Ltd. 1,640,100
43,363 Wolverine World Wide, Inc. 385,497
6,386,839
Tobacco (0.3%):
13,292 Universal Corp. 894,818
73,144 Vector Group, Ltd. 825,064
1,719,882
Trading Companies & Distributors (1.7%):
21,164 Applied Industrial Technologies, Inc. 3,654,811
21,742 Boise Cascade Co. 2,812,545
6,395 DXP Enterprises, Inc.* 215,512
22,614 GMS, Inc.* 1,864,072
54,916 NOW, Inc.* 621,649
32,913 Rush Enterprises, Inc., Class A 1,655,524
10,824,113
Water Utilities (0.8%):
20,685 American States Water Co. 1,663,488
32,161 California Water Service Group 1,668,191
9,314 Middlesex Water Co. 611,185
15,392 SJW Group 1,005,867
4,948,731
Wireless Telecommunication Services (0.2%):
32,844 Gogo, Inc.* 332,710
53,092 Telephone and Data Systems, Inc. 974,238
1,306,948
Total Common Stocks (Cost $435,807,806) 619,109,758
Affiliated Investment Company (1.1%):
Money Market s (1.1%):
6,748,146 BlackRock Liquidity FedFund, Institutional Class
+
(b)
(c) 6,748,146
Total Affiliated Investment Company (Cost $6,748,146) 6,748,146
Unaffiliated Investment Company (0.3%):
Money Markets (0.3%):
2,056,142 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 5.25%(c) 2,056,142
Total Unaffiliated Investment Company (Cost $2,056,142) 2,056,142
Total Investment Securities
(Cost $444,612,094) — 101.2%(d) 627,914,046
Net other assets (liabilities) — (1.2)% (7,681,677)
Net Assets — 100.0% $ 620,232,369
REIT—Real Estate Investment Trust
* Non-income producing security.
+
Affiliated Securities

AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments
December 31, 2023
11
See accompanying notes to the financial statements.
^ This security or a partial position of this security was on loan as of December 31, 2023. The total value of securities on loan as of December 31, 2023 was $6,425,832.
(a) Security was valued using significant unobservable inputs as of December 31, 2023.
(b) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2023.
(c) The rate represents the effective yield at December 31, 2023.
(d) See Federal Tax Information listed in the Notes to the Financial Statements.
Amounts shown as “—“ are either $0 or round to less than $1.
Percentages indicated are based on net assets as of December 31, 2023 .
Futures Contracts
At December 31, 2023, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
Russell 2000 Mini Index March Futures (U.S. Dollar) 3/15/24 20 $ 2,047,700 $ 79,550
$ 79,550

AZL Small Cap Stock Index Fund
12
See accompanying notes to the financial statements.
Statement of Assets and Liabilities
December 31, 2023
Statement of Operations
For the Year Ended December 31, 2023
Assets:
Investment securities, at cost $ 444, 612 , 094
Investment securities, at value(a) $ 627,914,046
Deposit at broker for futures contracts collateral 217,600
Interest and dividends receivable 835,666
Receivable for investments sold 2,309,100
Prepaid expenses 2,701
Total Assets 631,279,113
Liabilities:
Cash overdraft 1,283
Payable for investments purchased 3,144,218
Payable for capital shares redeemed 769,945
Payable for collateral received on loaned securities 6,748,146
Payable for variation margin on futures contracts 50,695
Management fees payable 134,160
Administration fees payable 24,502
Distribution fees payable 121,736
Custodian fees payable 6,411
Administrative and compliance services fees payable 1,222
Transfer agent fees payable 2,429
Trustee fees payable 5,073
Other accrued liabilities 36,924
Total Liabilities 11,046,744
Commitments and contingent liabilities^
Net Assets
$ 620,232,369
Net Assets Consist of:
Paid in capital $ 422,731,189
Total distributable earnings 197,501,180
Net Assets
$ 620,232,369
Class 1
Net Assets $ 35,207,193
Shares of beneficial interest (unlimited number of shares authorized, no par value) 4,782,249
Net Asset Value (offering and redemption price per share) $ 7.36
Class 2
Net Assets $ 585,025,176
Shares of beneficial interest (unlimited number of shares authorized, no par value) 47,791,810
Net Asset Value (offering and redemption price per share) $ 12.24
(a) Includes securities on loan of $6,425,832.
^ See Note 3 in Notes to the Financial Statements.
Investment Income:
Dividends $ 10,144,385
Interest 11,343
Income from securities lending 75,858
Foreign withholding tax (9,071)
Total Investment Income 10,222,515
Expenses:
Management fees 1,564,823
Administration fees 190,636
Distribution fees - Class 2 1,420,115
Custodian fees 26,261
Administrative and compliance services fees 6,987
Transfer agent fees 14,180
Trustee fees 32,124
Professional fees 28,613
Licensing fees 115,921
Shareholder reports 9,164
Other expenses 16,619
Total expenses 3,425,443
Net Investment Income/(Loss)
6,797,072
Net realized and Change in net unrealized gains/losses on
investments:
Net realized gains/(losses) on securities and foreign currencies 24,232,623
Net realized gains/(losses) on futures contracts (606,499)
Change in net unrealized appreciation/depreciation on securities and foreign currencies 58,118,700
Change in net unrealized appreciation/depreciation on futures contracts 118,132
Net realized and Change in net unrealized gains/losses on
investments
81,862,956
Change in Net Assets Resulting From Operations
$ 88,660,028

AZL Small Cap Stock Index Fund
13
See accompanying notes to the financial statements.
Statements of Changes in Net Assets
For the
Year Ended
December 31, 2023
For the
Year Ended
December 31, 2022
Change In Net Assets:
Operations:
Net investment income/(loss) $ 6,797,072 $ 5,910,356
Net realized gains/(losses) on investments 23,626,124 37,230,614
Change in unrealized appreciation/depreciation on investments 58,236,832 (183,110,645)
Change in net assets resulting from operations 88,660,028 (139,969,675)
Distributions to Shareholders:
Class 1 (3,666,334) (9,156,857)
Class 2 (37,187,813) (107,893,670)
Change in net assets resulting from distributions to shareholders (40,854,147) (117,050,527)
Capital Transactions:
Class 1
Proceeds from shares issued 83,189 47,960
Proceeds from dividends reinvested 3,666,334 9,156,857
Value of shares redeemed (4,359,412) (4,287,362)
Total Class 1 Shares (609,889) 4,917,455
Class 2
Proceeds from shares issued 21,091,757 4,742,326
Proceeds from dividends reinvested 37,187,813 107,893,670
Value of shares redeemed (105,469,518) (111,921,820)
Total Class 2 Shares (47,189,948) 714,176
Change in net assets resulting from capital transactions (47,799,837) 5,631,631
Change in net assets 6,044 (251,388,571)
Net Assets:
Beginning of period 620,226,325 871,614,896
End of period $ 620,232,369 $ 620,226,325
Share Transactions:
Class 1
Shares issued 11,477 5,161
Dividends reinvested 589,443 1,306,256
Shares redeemed (601,335) (458,726)
Total Class 1 Shares (415) 852,691
Class 2
Shares issued 1,852,890 358,773
Dividends reinvested 3,593,025 9,720,151
Shares redeemed (8,909,718) (8,046,992)
Total Class 2 Shares (3,463,803) 2,031,932
Change in shares (3,464,218) 2,884,623

AZL Small Cap Stock Index Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)
14
See accompanying notes to the financial statements.
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Year Ended
December 31,
2020
Year Ended
December 31,
2019
Class 1
Net Asset Value, Beginning of Period
$ 7.22  $ 11.75  $ 9.76  $ 9.65  $ 9.26
Investment Activities:
Net Investment Income/(Loss)(a) 0.10  0.10  0.11  0.09  0.12
Net Realized and Unrealized Gains/(Losses) on Investments 0.88  (2.11) 2.44  0.80  1.78
Total from Investment Activities 0.98  (2.01) 2.55  0.89  1.90
Distributions to Shareholders From:
Net Investment Income (0.16) (0.16) (0.14) (0.17) (0.17)
Net Realized Gains (0.68) (2.36) (0.42) (0.61) (1.34)
Total Dividends (0.84) (2.52) (0.56) (0.78) (1.51)
Net Asset Value, End of Period
$ 7.36  $ 7.22  $ 11.75  $ 9.76  $ 9.65
Total Return (b)
15.64% (16.45)% 26.37% 10.98% 22.42%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $ 35,207  $ 34,525  $ 46,174  $ 42,848  $ 44,098
Net Investment Income/(Loss) 1.3 6% 1.08% 0.95% 1.11% 1.21%
Expenses Before Reductions(c) 0.33% 0.32% 0.33% 0.34% 0.33%
Expenses Net of Reductions 0.33% 0.32% 0.33% 0.34% 0.33%
Portfolio Turnover Rate(d) 27% 12% 20% 21% 14%
Class 2
Net Asset Value, Beginning of Period
$ 11.43  $ 16.77  $ 13.74  $ 13.23  $ 12.17
Investment Activities:
Net Investment Income/(Loss)(a) 0.13  0.12  0.12  0.10  0.13
Net Realized and Unrealized Gains/(Losses) on Investments 1.48  (2.98) 3.44  1.15  2.40
Total from Investment Activities 1.61  (2.86) 3.56  1.25  2.53
Distributions to Shareholders From:
Net Investment Income (0.12) (0.12) (0.11) (0.13) (0.13)
Net Realized Gains (0.68) (2.36) (0.42) (0.61) (1.34)
Total Dividends (0.80) (2.48) (0.53) (0.74) (1.47)
Net Asset Value, End of Period
$ 12.24  $ 11.43  $ 16.77  $ 13.74  $ 13.23
Total Return (b)
15.36% (16.65)% 26.04% 10.71% 22.19%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $ 585,025  $ 585,701  $ 825,440  $ 771,671  $ 803,521
Net Investment Income/(Loss) 1.12% 0.82% 0.71% 0.86% 0.96%
Expenses Before Reductions(c) 0.58% 0.57% 0.58% 0.59% 0.58%
Expenses Net of Reductions 0.58% 0.57% 0.58% 0.59% 0.58%
Portfolio Turnover Rate(d) 27% 12% 20% 21% 14%
(a) Calculated using the average shares method.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges.  If these charges were included, the returns would have been lower.
(c) Excludes fee reductions.  If such fee reductions had not occurred, the ratios would have been as indicated.
(d) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

AZL Small Cap Stock Index Fund
Notes to the Financial Statements
December 31, 2023
15
1. Organization
The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services— Investment
Companies.” The Trust consists of 16 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Small Cap Stock
Index Fund (the “Fund”), and 15 are presented in separate reports. The Fund is a diversified series of the Trust.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance
Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
2.  Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-
dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Real Estate Investment Trusts
The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.
Foreign Currency Translation and Withholding Taxes
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.
Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

AZL Small Cap Stock Index Fund
Notes to the Financial Statements
December 31, 2023
16
Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance
Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment
Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Class Allocation
The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of the Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred. All share classes have equal voting rights, except that voting with respect to matters that affect a single class is limited to shares of that class.
Securities Lending
To generate additional income, the Fund may lend up to 33 1⁄3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash,
U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities).
The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The
Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned.
There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at December 31, 2023 are presented on the Fund’s Schedule of Portfolio Investments.
Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent
9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $7,598 during the year ended December 31, 2023. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $6,748,146 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of December 31, 2023. At December 31, 2023, there were no master netting provisions in the securities lending agreement.
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the year ended December 31, 2023, the Fund did not engage in any Rule 17a-7 transactions.
Derivative Instruments
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the
Fund, including the primary underlying risk exposures related to each instrument type.
Futures Contracts
During the year ended December 31, 2023, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the year ended December
31, 2023, the monthly average notional amount for long contracts was $4.2 million. There was no short contract activity during the period. Realized gains and losses are reported as
“Net realized gains/(losses) on futures contracts” on the Statement of Operations.

AZL Small Cap Stock Index Fund
Notes to the Financial Statements
December 31, 2023
17
Summary of Derivative Instruments
The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of December 31, 2023:
The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the year ended December 31, 2023:
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock
Investment” or the “Subadviser”), BlackRock Investment provides investment advisory services for and makes investment decisions on behalf of the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Management fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2025.
For the year ended December 31, 2023, the annual rate due to the Manager and the annual expense limit were as follows:
* The annual rate due to the Subadviser from the Manager is 0.015%.
Any amounts contractually waived or remitted to the Fund by the Manager with respect to the annual expense limit in a particular fiscal year may be reimbursed by the Fund to the
Manager, provided that such reimbursement will not cause the Fund to exceed the lesser of any applicable expense limit in effect (i) at the time of the original waiver or payment and (ii) at the time of such reimbursement, as supported by standard accounting practices. Such reimbursement only applies to amounts waived or paid by the Manager within the three years prior to the date of such reimbursement, calculated monthly from when the waiver or payment was recorded. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At December 31, 2023, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations, as applicable. During the year ended
December 31, 2023, there were no such waivers.
Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and
compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of combined average daily net assets of the Funds on the first $4 billion, 0.04% of combined average daily net assets of the Funds on the next
$2 billion, 0.02% of combined average daily net assets of the Funds on the next $2 billion and 0.01% of combined average daily net assets of the Funds over $8 billion. The overall
Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any
Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”
Asset Derivatives Liability Derivatives
Primary Risk Exposure
Statement of Assets
and Liabilities Location Total Value
Statement of Assets
and Liabilities Location Total Value
Equity Risk
79,550 –
Futures Contracts Receivable for variation margin on futures contracts* $79,550 Payable for variation margin on futures contracts* $—
* For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day's variation margin, if any, is reported within the Statement of Assets and Liabilities as Variation margin on futures contracts.
Primary Risk Exposure
Location of Gains/(Losses)
on Derivatives
Recognized
Realized Gains/(Losses)
on Derivatives
Recognized
Change in Net Unrealized
Appreciation/Depreciation
on Derivatives Recognized
Equity Risk
606,499 (118,132)
Futures Contracts Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/
depreciation on futures contracts
$ (606,499) $ 118,132
Annual Rate* Annual Expense Limit
AZL Small Cap Stock Index Fund, Class 1 0.26% 0.46%
AZL Small Cap Stock Index Fund, Class 2 0.26% 0.71%

AZL Small Cap Stock Index Fund
Notes to the Financial Statements
December 31, 2023
18
FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY
Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the average daily net assets attributable to Class 2 shares, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Security prices are determined pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange
(“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used. Securities listed on
NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level
1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy. Futures contracts are valued at the settlement prices established each day on the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.
Other assets and securities for which market quotations have become unreliable or are not readily available as defined in Rule 2a-5 under the 1940 Act are valued in accordance with valuation procedures approved by the Board. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as
Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.
In accordance with valuation procedures approved by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. These procedures include the Fund’s use of a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.
The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.
The following is a summary of the valuation inputs used as of December 31, 2023 in valuing the Fund’s investments based upon the three levels defined above:
Investment Securities: Level 1 Level 2 Level 3 Total
Common Stocks
+
$ 619,109,758 $ — $ —
#
$ 619,109,758
Affiliated Investment Company 6,748,146 — — 6,748,146
Unaffiliated Investment Company 2,056,142 — — 2,056,142
Total Investment Securities 627,914,046 — — 627,914,046
Other Financial Instruments:
*
Future 79,550 — — 79,550
Total Investments $627,993,596 $— $— $627,993,596
+
For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.
#
Represents the interest in securities that were determined to have a value of zero at December 31, 2023.
*
Other Financial Instruments would include any derivative instruments, such as futures contracts.  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

AZL Small Cap Stock Index Fund
Notes to the Financial Statements
December 31, 2023
19
5. Security Purchases and Sales
For the year ended December 31, 2023 cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:
6. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.
Market Risk : The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to a particular company, such as real or perceived adverse economic conditions, inflation, recessions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.
7. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2023 is $460,718,116. The gross unrealized appreciation/
(depreciation) on a tax basis is as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2023, was as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2022 was as follows:
Purchases Sales
AZL Small Cap Stock Index Fund $163,198,671 $241,461,323
Unrealized appreciation $210,053,847
Unrealized (depreciation) (42,857,917)
Net unrealized appreciation/(depreciation) $167,195,930
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL Small Cap Stock Index Fund $6,477,564 $34,376,583 $40,854,147
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL Small Cap Stock Index Fund $20,947,176 $96,103,351 $117,050,527
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

AZL Small Cap Stock Index Fund
Notes to the Financial Statements
December 31, 2023
20
At December 31, 2023, the components of accumulated earnings on a tax basis were as follows:
8. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the
1940 Act. As of December 31, 2023 the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 60% of the Fund.
Investment activities of this shareholder could have a material impact to the Fund.
9. Recent Regulatory Pronouncements
Effective January 24, 2023, the SEC adopted rule and form amendments that require open-end management investment companies to transmit concise and visually engaging annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a tailored shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24,
2024. Accordingly, the rule and form amendments will not impact the Fund until the 2024 semi-annual shareholder report and will have no effect on the Fund’s accounting policies or financial statements.
10. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
Depreciation(a)
Total
Accumulated
Earnings/ (Deficit)
AZL Small Cap Stock Index Fund $7,369,336 $22,935,914 $— $167,195,930 $197,501,180
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales, mark-to-market of future contracts, investments in real estate investment trusts and other miscellaneous differences.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
21
To the Board of Trustees of Allianz Variable Insurance Products Trust and Shareholders of
AZL Small Cap Stock Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of AZL Small Cap Stock Index Fund (one of the funds constituting Allianz Variable Insurance Products Trust, referred to hereafter as the "Fund") as of December 31, 2023, the related statement of operations for the year ended
December 31, 2023, the statements of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2023 and the financial highlights for each of the five years in the period ended December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
New York, New York
February 22, 2024
We have served as the auditor of one or more investment companies in the Allianz Variable Insurance Products complex since 2018.

22
Other Federal Income Tax Information (Unaudited)
For the year ended December 31, 2023, 100% of the total ordinary income dividends paid by the Fund qualify for the corporate dividends received deductions available to corporate shareholders.
During the year ended December 31, 2023, the Fund declared net long-term capital gain distributions of $34,376,583.

23
Other Information (Unaudited)
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov .
The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov, or may be obtained by calling 800-624-0197.

24
Approval of Investment Advisory and Subadvisory Agreements (Unaudited)
Subject to the general supervision of the Board of Trustees (the “Board”) and in accordance with the investment objectives and restrictions of each separate series (together, the
“Funds”) of the Allianz Variable Insurance Products Trust (the “Trust”), investment advisory services are provided to the Funds by Allianz Investment Management LLC (the “Manager”).
As used in this section, “Fund” refers to any of the Funds other than the AZL Moderate Index Strategy Fund. The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board, is responsible for the management of each Fund. For management services, each Fund pays the Manager an investment advisory fee based upon the Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing the Fund if and when total Fund operating expenses exceed certain amounts until at least April 30, 2025 (the “Expense Limitation Agreement”).
Each Fund is a manager-of-managers fund. That means that the Manager is responsible for monitoring the various Subadvisers that have day-to-day responsibility for the investment decisions made for each Fund. The Manager also is responsible for determining, in the first instance, which investment advisers to consider recommending for selection as a
Subadviser.
In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America (“Allianz Life”) and its subsidiary, Allianz Life Insurance Company of New York (“Allianz of New York”). Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products, and not in the retail fund market.
The Manager has adopted policies and procedures to assist it in the process of analyzing each potential Subadviser with expertise in particular asset classes for purposes of making the recommendation that a specific investment adviser be selected. The Board reviews and considers the information provided by the Manager in deciding which investment advisers to select as a Subadviser. After an investment adviser becomes a Subadviser, a similarly rigorous process is instituted by the Manager to monitor the investment performance and other responsibilities of the Subadviser. The Manager reports to the Board on its analysis at the regular meetings of the Board, which are held at least quarterly. Where warranted, the Manager will add or remove a particular Subadviser from a “watch” list that it maintains. Watch list criteria include, for example: (a) Fund performance over various time periods;
(b) Fund risk issues, such as changes in key personnel involved with Fund management, changes in investment philosophy or process, or “capacity” concerns; and (c) organizational risk issues, such as regulatory, compliance or legal concerns, or changes in the ownership of the Subadviser. The Manager may place a Fund on the watch list for other reasons, and if so, will explain its rationale to the Board. Funds which are on the watch list are subject to additional scrutiny by the Manager and the Board. Funds may be removed from such watch list, if for example, performance improves or regulatory matters are satisfactorily resolved. However, in some situations where Funds have been on the watch list, the Manager has recommended the retention of a new Subadviser, and the Board has subsequently considered and approved retention of the new Subadviser.
As required by the Investment Company Act of 1940 (the “1940 Act”), the Board has reviewed and approved the Management Agreement with the Manager and the portfolio management agreements (the “Subadvisory Agreements”; and together with the Management Agreement, the “Advisory Contracts”) with the Subadvisers. The Board’s decision to approve these contracts reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of these contracts, the Board considered many factors, among the most material of which are: the Fund’s investment objectives and long-term performance; the Manager’s and Subadvisers’
(collectively, the “Advisory Organizations”) management philosophy, personnel, processes and investment performance, including their compliance history and the adequacy of their compliance processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.
The Board also considered the compensation and benefits received by the Advisory Organizations. This includes fees received for services provided to the Fund by affiliated persons of the Advisory Organizations and research services received by the Advisory Organizations from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Services Agreement and a Compliance Services Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance
Officer; and (2) Allianz Life Financial Services, LLC, an affiliated person of the Manager, is a registered securities broker-dealer and received (along with its affiliated persons) any payments made by the Funds pursuant to Rule 12b1.
The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature, extent and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; the profitability of acting as adviser to the fund; and the extent to which the independent Board members, who are not “interested persons” of a fund as defined by the 1940 Act (“Independent Trustees”), are fully informed about all facts bearing on the adviser’s services and fees. The
Board is aware of these factors and takes them into account in its review of the Advisory Contracts.
Each member of the Board considered and weighed these factors in light of his or her experience in governing the Trust and working with the Advisory Organizations on matters relating to the Funds. The Board is assisted in its deliberations by the advice of independent legal counsel to the Independent Trustees (“Independent Trustee Counsel”). In this regard, the Board requests and receives a significant amount of information about the Funds and the Advisory Organizations. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meetings at which the Board’s formal review of the Advisory Contracts occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of Advisory Contracts is informed by reports covering such matters as: an Advisory Organization’s investment philosophy, personnel, and processes; the Fund’s investment performance (in absolute terms as well as in relationship to its benchmark(s) and certain competitor or “peer group” funds), and comments on the reasons for performance; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to peer group and/or competing funds, with due regard for the Expense Limitation Agreement and additional voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities; the nature, extent and quality of the advisory and other services provided to the Fund by the Advisory Organizations and their affiliates; compliance and audit reports concerning the Funds and the companies that service them; and
relevant developments in the mutual fund industry and how the Funds and/or Advisory Organizations are responding to them.

25
The Board also receives financial information about the Advisory Organizations, including reports on the compensation and benefits the Advisory Organizations derive from their relationships with the Funds. These reports cover not only the fees under the Advisory Contracts, but also the fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or “fall-out” benefits an Advisory Organization may derive from its relationship with the Funds.
In assessing the Advisory Organizations’ performance of their obligations, the Board may also consider whether there has occurred a circumstance or event that would constitute a reason for it to not renew an Advisory Contract. In this regard, the Board is mindful of the potential disruption of a Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew a contract.
The Advisory Contracts were most recently considered at Board meetings held in the summer and fall of 2023. Information relevant to the approval of such Advisory Contracts was considered at Board meetings held June 13 and 20, 2023, and September 19, 2023, as well as in various other meetings preceding those meetings. Accordingly, the Advisory
Contracts were approved by the Board at an in-person meeting on September 19, 2023. At such meeting the Board also approved the Expense Limitation Agreement between the
Manager and the Trust for the period ending April 30, 2025. Additionally, at the meeting held September 19, 2023, the Board considered and approved a recommendation to reduce, through at least April 30, 2025, the management fee of the AZL MSCI Global Equity Index Fund.
In connection with such meetings, the Board requested and evaluated extensive materials from the Advisory Organizations, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third-party provider and other sources believed to be reliable by the Manager and the Trustees. Prior to voting, the Trustees reviewed the proposed approval of the Advisory Contracts with management and with Independent Trustee Counsel and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approval. The Independent Trustees also discussed the proposed approval in private sessions with Independent Trustee Counsel at which no representatives of the Manager or Subadvisers were present. In reaching their determinations relating to the approval of the Advisory Contracts, in respect of each Fund, each member of the Board considered all factors he or she believed relevant. The Board based its decision to approve the Advisory
Contracts on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to every Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.
Shareholder reports must include a discussion of certain factors relating to the selection of investment advisers and the approval of advisory fees. The “factors” enumerated by the
SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:
(1) The nature, extent and quality of services provided by the Manager and Subadvisers . The Trustees noted that the Manager, subject to the oversight of the Board, administers each Fund’s business and other affairs. Under the Management Agreement, the Manager holds the sole and exclusive responsibility to provide, or arrange for others to provide, the management of the Funds’ assets and the placement of orders for the purchase and sale of the securities of the Funds. As each Fund is a manager of managers fund, the Manager is authorized, under the Management Agreement, to retain one or more Subadvisers for each Fund to handle day-to-day management of the Funds’ investment portfolios; the Manager is responsible for determining, in the first instance, which investment advisers to recommend to the Board for selection as a Subadviser. The Board was aware that, notwithstanding the retention of the Subadvisers to handle day-to-day portfolio management, the Manager remains responsible for substantial other matters, including continuously monitoring compliance by each Subadviser with the investment policies and restrictions of the respective Funds, with such other limitations or directions of the Board, and with all legal requirements under federal or state law or regulation. The Manager also is responsible primarily to provide statistical information and other data to the Board regarding the Funds’ portfolio investments and to make available to the Funds’ administrator such information as is necessary for the conduct of its duties.
The Board also noted that the Manager provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any other service providers retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer and certain compliance staff, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.
The Board considered the scope and quality of services provided by the Manager and the Subadvisers and noted that the scope of the services provided has continued to expand as a result of regulatory and other developments. The Board noted that, for example, the Manager and Subadvisers are responsible for maintaining and monitoring their own compliance programs, and these compliance programs are continuously refined and enhanced in light of new regulatory requirements. The Board considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Board members concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Trust and to each of the Funds under the Advisory Contracts.
(2) The investment performance of the Funds, the Manager and the Subadvisers . In connection with every quarterly Board meeting, as well as the summer and fall 2023 contract review process, the Board receives extensive information on the performance results of each of the Funds. This includes performance information on the Funds for the previous quarter, and previous one-, three- and five-year periods, to the extent available. The performance information considered includes information on absolute total return, performance versus the appropriate benchmark(s), and performance versus peer groups as reported by Lipper. For example, in connection with the Board meetings held June 13 and 20, 2023, and
September 19, 2023, the Manager reported that for the one-year period ended December 31, 2022, six Funds were in the top 40%, five were in the middle 20%, and four were in the bottom 40% of their respective Lipper peer groups. For the three-year period ended December 31, 2022, nine Funds were in the top 40%, two were in the middle 20% and four were in the bottom 40% of their respective Lipper peer groups. For the five-year period ended December 31, 2022, seven Funds were in the top 40%, four were in the middle 20%, and four were in the bottom 40% of their respective Lipper peer groups. For Funds which are index funds, the Board each quarter also receives information on the extent, if any, to which such Funds deviate from their particular benchmark index (referred to as “index attribution”).
Two Funds, the AZL Russell 1000 Value Index Fund and the AZL Government Money Market Fund, were in the bottom 40% for all of the one-, three- and five-year periods. The
Board had previously met with the portfolio managers of the AZL Russell 1000 Value Index Fund in December 2021 and met with the portfolio managers of the AZL Government
Money Market Fund in June 2023 to receive and review enhanced reporting on each Fund’s current investment strategy, process and outlook. As a result of these discussions and other discussions with representatives of the Manager, the Board considered the reasons for the underperformance of these Funds, including the headwinds faced by their long-
term investment strategies. The Board understood that such underperformance was not a reflection of the nature, extent or quality of services being provided by the respective
Subadvisers. The Board considered that the AZL Russell 1000 Value Index Fund seeks to track its underlying index and does not take defensive positions under any market conditions, including in periods of market decline. The Board also considered the impact of low short-term interest rates on the performance of the AZL Government Money Market Fund during the periods measured.

26
The Board considered that the AZL Enhanced Bond Index Fund, which was in the bottom 40% of its Lipper peer group for the three- and five-year periods, had shown improved relative performance in more recent periods.
At the Board meeting held September 19, 2023, the Board also received updated performance information for the Funds, including updated Lipper peer group ranking information, for various periods ending June 30, 2023.
Thus, at the Board meeting held September 19, 2023, the Board determined that the overall investment performance of the Funds was acceptable.
(3) The costs of services to be provided and profits to be realized by the Manager and the Subadvisers and their affiliates from their relationship with the Funds . The Manager supplied information to the Board pertaining to the level of investment advisory fees to which the Funds are subject. The Manager has agreed to temporarily limit Fund expenses at certain levels, and information is provided to the Board setting forth “contractual” advisory fees and “actual” fees after taking expense limits and any temporary fee waivers into account.
The Board noted that the subadvisory fees are paid by the Manager to each Subadviser and are not additional fees borne by the Funds. Based upon the information provided, the
“actual” advisory fees payable by the Funds overall are generally comparable to the average level of fees paid by the Funds’ peer groups. For the 15 Funds reviewed by the Board in the summer and fall of 2023, 14 Funds paid “actual” advisory fees in a percentage amount within the 65 th
percentile or lower for each Fund’s applicable category. (A lower percentile reflects lower fund fees and is better for fund shareholders.) The Board recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.
Based upon the information provided, the management fee ranking in 2022 for the 15 Funds was as follows: (1) 14 of the Funds had management fee rankings at or below the 65th percentile (with 11 Funds at or below the 50th percentile); and (2) for the AZL MSCI Global Equity Index Fund, it was determined that there was poor peer group comparability due to there being only one other fund in the category. In addition, the Board also considered that the AZL Enhanced Bond Index Fund ranked at the 65th percentile in the bond index category, but that the Fund’s enhanced bond strategy lacks direct peers.
The Manager has also supplied information to the Board pertaining to total Fund expenses (which include advisory fees, the 25 basis point 12b1 fee paid by the Funds, and other Fund expenses). As noted above, the Manager has agreed to limit Fund expenses at certain levels.
The Manager has committed to providing the Funds with a high quality of service and working to reduce Fund expenses over time.
The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2020 through 2022. The Board recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Board considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Board focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Board recognized that the Manager should earn a reasonable level of profits for the services it provides to each Fund.
The Manager, on behalf of the Board, endeavored to obtain information on the profitability of each Subadviser in connection with its relationship with the Fund or Funds which it subadvised. The Manager was unable to obtain consistent profitability information from some of the Subadvisers that would allow the Board to determine the profits derived from the
Subadviser’s relationship to the Fund or Funds, rather than its overall level of profitability. In considering profitability information, the Board considered the possible effect of any fall-
out benefits to the Subadvisers and their affiliates. The Board considered the difficulty of allocating costs to multiple advisory accounts and products of a large advisory organization.
The Manager assured the Board that the Subadvisory Agreements with the Subadvisers, none of which are affiliated with the Manager, were negotiated on an “arm’s length” basis, which should not result in excessive profits for the Subadvisers.
(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale. The Board noted that the advisory fee schedules for the Funds (other than AZL FIAM Multi-Strategy Fund, AZL FIAM Total Bond Fund, and AZL MSCI Global Equity Index Fund) do not contain breakpoints that reduce the fee rate on assets above specified levels, although certain Subadvisory Agreements have such “breakpoints.” The Board recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. The Board found that there was no uniform methodology for establishing breakpoints that give effect to Fund-specific services provided by the Manager. The Board noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Board noted that the total assets in all of the Funds, as of June
30, 2023, were approximately $14.6 billion, and that no single Fund had assets in excess of approximately $3.0 billion.
The Board noted that the Manager has agreed to temporarily limit Fund expenses under the Expense Limitation Agreement, which has the effect of reducing expenses similar to implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of expense limits and/or advisory fee breakpoints as Fund assets change. The Board receives quarterly reports on the level of Fund assets. The Board expects to continue to consider: (a) the extent to which economies of scale have been realized, and (b) whether the advisory fee should be modified, either in connection with the next renewal of the Advisory Contracts or by modifying the Expense Limitation Agreement, to reflect such economies of scale, if any.
Having taken these factors into account, the Board concluded that the absence of breakpoints in the Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.
In conclusion, after full consideration of the above factors, as well as such other factors as each member of the Board considered instructive in evaluating the Advisory Contracts, the
Board concluded that the advisory fees were reasonable, and that the continuation of the Advisory Contracts was in the best interest of the Funds.

27
Information about the Board of Trustees and Officers (Unaudited)
The Trust is managed by the Trustees in accordance with the laws of the state of Delaware governing business trusts. In addition to serving on the Board of Trustees of the Trust, each Trustee serves on the Board of the Allianz Variable Insurance Products Fund of Funds Trust (“FOF Trust”) and the AIM ETF Products Trust (“ETF Trust”) (collectively, the Trust, the FOF Trust, and ETF Trust are the “AIM Complex”). There are currently six Trustees, one of whom is an “interested person” of the Trust within the meaning of that term under the
1940 Act. The Trustees and Officers of the Trust, their addresses, years of birth, their positions held with the Trust, their terms of office with the Trust and length of time served, their principal occupation(s) during the past five years, the number of portfolios in the Trust they oversee, and their other directorships held during the past five years are as follows:
Independent Trustees
(1)
Name, Address, and Birth Year
Positions
Held with
AIM
Complex
Term of
Office
(2)
/Length
of Time Served
Principal Occupation(s)
During Past 5 Years
Number of
Portfolios
Overseen
for the AIM
Complex
Other
Directorships
Held Outside of
the AIM
Complex
During Past
5 Years
Peggy L. Ettestad (1957)
5701 Golden Hills Drive
Minneapolis, MN 55416
Lead
Independent
Trustee
Since 10/14 (Trustee
since 2/07)
Managing Director, Red Canoe Management Consulting LLC, 2008 to
present
56 None
Tamara Lynn Fagely (1958)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 12/17 Retired; previously, Chief Operations Officer, Hartford Funds, 2012 to
2013
56 Diamond Hill Funds
(10 Funds)
Richard H. Forde (1953)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 12/17 Retired; previously, Member of the Board and Chairman of the Finance and Investment Committee, Connecticut Water Service, Inc., 2013 to
2019
56 Connecticut Water
Service, Inc.
Jack Gee (1959)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 01/22 Retired; previously, Managing Director, BlackRock, Inc., Treasurer and
Chief Financial Officer U.S. iShares, 2004 to 2019
56 TWC ETF Trust (3
Funds);
Esoterica Thematic
Trust (2019 - 2020)
Claire R. Leonardi (1955)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 02/04 Retired; previously, CEO, Health eSense Inc. (a medical device company),
2015 to 2018, and Connecticut Innovations, Inc. (a venture capital firm),
2012 to 2015
56 None

28
Interested Trustee
(3)
(1) Each of the Independent Trustees is a member of the Audit and Operational Risk Oversight Committee.
(2) Indefinite.
(3) Is an “interested person,” as defined by the 1940 Act, due to employment by Allianz Life and the Manager.
Officers
(1) Indefinite.
(2) The Manager and the Trust are parties to a Compliance Services Agreement under which the Manager provides an employee of the Manager or one of its affiliates to act as the
Trust’s Chief Compliance Officer.
The Fund’s Statement of Additional Information (“SAI”) contains additional information about the Trust’s Trustees and Officers. The SAI is available without charge, upon request, by calling toll-free 800-624-0197 or at https://www.allianzlife.com.
Name, Address, and Birth Year
Positions
Held with
AIM
Complex
Term of
Office
(2)
/Length
of Time Served
Principal Occupation(s)
During Past 5 Years
Number of
Portfolios
Overseen
for the AIM
Complex
Other
Directorships
Held Outside of
the AIM
Complex
During Past
5 Years
Brian Muench (1970)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 06/11 President, Allianz Investment Management LLC, 2010 to present; Vice
President, Allianz Life, 2011 to present
56 None
Name, Address, and Birth Year
Positions Held with AIM
Complex
Term of Office
(1)
/
Length of Time
Served Principal Occupation(s) During Past 5 Years
Brian Muench (1970)
5701 Golden Hills Drive
Minneapolis, MN 55416
President Since 11/10 President, Allianz Investment Management LLC, 2010 to present; Vice President,
Allianz Life, 2011 to present
Amanda Farren (1978)
5701 Golden Hills Drive
Minneapolis, MN 55416
Secretary Since 02/24 Chief Legal Officer, Allianz Investment Management LLC; Senior Counsel, Allianz
Life, January 2024 to present; Senior Vice President and Director, The Bank of
New York Mellon, 2023; Vice President and Director, The Bank of New York
Mellon, 2015 -2023
Bashir C. Asad (1963)
Citi Fund Services Ohio, Inc.
4400 Easton Commons, Suite 200
Columbus, OH 43219
Treasurer, Principal Accounting
Officer and Principal Financial Officer
Since 06/16 Senior Vice President, Citi Fund Services Ohio, Inc., 2011 to present
Chris R. Pheiffer (1968)
5701 Golden Hills Drive
Minneapolis, MN 55416
Chief Compliance Officer
(2)
and
Anti-Money Laundering Compliance
Officer
Since 02/14 Chief Compliance Officer of the Trust and the FOF Trust, 2014 to present, and the
ETF Trust, 2020 to present
Michael Tanski (1970)
5701 Golden Hills Drive
Minneapolis, MN 55416
Vice President Since 04/09 Assistant Vice President, Allianz Investment Management LLC, 2013 to present
Laura Quade (1969)
5701 Golden Hills Drive
Minneapolis, MN 55416
Vice President Since 08/23 Vice President, Allianz Investment Management LLC, 2023 to present, previously
Director at Wealth Enhancement Group, November 2019 to November 2022; Vice
President, Head of Operations at Hartford Funds 2014 to 2019

ANNRPT1223 02/24
The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® T. Rowe Price Capital Appreciation Fund
Annual Report
December 31, 2023

AZL® T. Rowe Price Capital Appreciation Fund
Management Discussion and Analysis

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Report of Independent Registered Public Accounting Firm

Other Federal Income Tax Information

Other Information

Approval of Investment Advisory and Subadvisory Agreements

Information about the Board of Trustees and Officers

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

1
AZL® T Rowe Price Capital Appreciation Fund Review (Unaudited)
Allianz Investment Management LLC serves
as Manager for the AZL® T. Rowe Price
Capital Appreciation Fund and T. Rowe Price
Associates, Inc. serves as Subadviser to the
Fund.
What factors affected the Fund’s performance
during the year ended December 31, 2023?*
For the year ended December 31, 2023, the AZL® T. Rowe Price
Capital Appreciation Fund (the "Fund") returned 18.47%. That compared to a 26.29%, 5.53% and a 17.71% total return for its benchmarks, the S&P 500 Index, the Bloomberg U.S. Aggregate
Index, and the Moderate Composite Index, respectively.
1
Thanks in part to generally favorable corporate earnings, a
resilient economy and increased investor interest in artificial intelligence, U.S. stocks produced strong gains in 2023,
rebounding from a poor performance in 2022. These gains were driven by a handful of high-growth, technology-oriented, mega-
cap companies.
Long-term U.S. Treasury yields climbed for much of the year, peaking in late October, before falling sharply in response to weaker-than-expected inflation and labor market data. Equities rallied toward the end of the year—lifting several indexes to their highest levels in about two years—as Federal Reserve
officials projected that there could be potential rate cuts in
2024.
The equity portion of the Fund performed approximately in line with the S&P 500 Index. Meanwhile, its fixed income holdings strongly outperformed the Bloomberg U.S. Aggregate Bond
Index. Within equities, an underweight to consumer staples
and stock selection in industrials and business services were the biggest contributors to relative performance. Overweight positions in the health care and utilities sectors detracted from relative results.
Within fixed income, the Fund’s above-benchmark exposure to
bank loans and high-yield bonds lifted relative results, as they were the best performing areas of fixed income markets during the year.
The Fund’s exposure to equities remained about the same during the year. The Fund added utilities and communication services stocks and trimmed information technology and financials
stocks. The Fund’s overall weight in fixed income slightly
declined, as the subadvisor’s exposure to bank loans decreased during the period. The cash position slightly increased compared to the beginning of the year due to these shifts.
Past performance does not guarantee future results.
* The Fund’s portfolio composition is subject to change. There is no guarantee that any sectors mentioned will continue to
perform as described or that securities in such sectors will be held by the Fund in the future. The information contained in this commentary is for informational purposes only and should not be construed as a recommendation to purchase or sell
securities in the sector mentioned. The Fund’s holdings and
weightings are as of December 31, 2023.
1
For a complete description of the Fund’s performance
benchmark please refer to page 2 of this report.

2
AZL® T Rowe Price Capital Appreciation Fund Review (Unaudited)
Fund Objective
The Fund’s investment objective is to seek
long-term capital appreciation with preservation
of capital as an important intermediate-term
objective. This objective may be changed by the
Trustees of the Fund without shareholder approval.
The Fund seeks to achieve its objective by
investing at least 50% of its total assets in stocks.
The remaining assets are generally invested in
convertible securities, corporate and government
debt, bank loans, and foreign securities.
Investment Concerns
Equity securities (stocks) are more volatile and
carry more risk than other forms of investments,
including investments in high-grade fixed income
securities. The net asset value per share of this
Fund will fluctuate as the value of the securities in
the portfolio changes.
International investing may involve risk of capital
loss from unfavorable fluctuations in currency
values, from differences in generally accepted
accounting principles or from economic or political
instability in other nations.
Small to mid-capitalization companies typically
have a higher risk of failure and historically have
experienced a greater degree of volatility.
Value-based investments are subject to the risk
that the broad market may not recognize their
intrinsic value.
Investing in a single industry or sector, or
concentrating investments in a limited number
of industries or sectors, tends to increase the
risk that economic, political, or regulatory
developments affecting certain industries or
sectors will have a large impact on the value of
the portfolio.
Debt securities held by the Fund may decline in
value due to rising interest rates.
Mortgage-backed investments involve risk of loss
due to prepayments and, like any bond, due to
default. Because of the sensitivity of mortgage-
related securities to changes in interest rates, the
Fund’s performance may be more volatile than if it
did not hold these securities.
High-yield bonds have a higher risk of default or
other adverse credit events, but have the potential
to pay higher earnings over investment-grade
bonds. The higher risk of default, or the inability
of the creditor to repay its debt, is the primary
reason for the higher interest rates on high-yield
bonds.
Investing in derivative instruments involves risks
that may be different from or greater than the risk
associated with investing directly in securities or
other traditional instruments.
For a complete description of these and other risks
associated with investing in the Fund, please refer
to the Fund’s prospectus.
Growth of $10,000 Investment
The chart above represents a comparison of a hypothetical investment in the Fund versus a similar investment in the Fund’s benchmarks and represents the reinvestment of dividends and capital gains in the Fund.
Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.Allianzlife.com.
The above expense ratio is based on the current Fund prospectus dated May 1, 2023. The Manager and the Fund have entered into a written agreement reducing the management fee to 0.70% through at least April 30, 2025. The Manager and the Fund have entered into a written contract limiting operating expenses, excluding certain expenses such as interest expense and acquired fund fees and expenses, to 1.20% through April 30, 2025. Additional information pertaining to the December 31,
2023 expense ratio can be found in the Financial Highlights.
The total return of the Fund does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Such charges, fees and tax payments would reduce the performance quoted.
The Fund’s performance is measured against the Standard and Poor’s 500 Index (“S&P 500®”), the Bloomberg U.S. Aggregate Bond Index and
the Moderate Composite Index (“Composite”). The S&P 500® is representative of 500 selected common stocks, most of which are listed on the
New York Stock Exchange, and is a measure of the U.S. Stock market as a whole. The Bloomberg U.S. Aggregate Bond Index is a market value-
weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-
backed securities, with maturities of at least one year. The Composite is a blended index comprised of (60%) of the S&P 500® and (40%) of the
Bloomberg U.S. Aggregate Bond Index. These indexes are unmanaged and do not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for services provided to the Fund.
Investors cannot invest directly in an index.
Average Annual Total Returns as of December 31, 2023
1 Year 3 Years 5 Years 10 years
  AZL
®
T. Rowe Price Capital Appreciation Fund 18.47% 7.15% 12.44% 10.15%
  Bloomberg U.S. Aggregate Bond Index 5.53% (3.31)% 1.10% 1.81%
  Moderate Composite Index 17.71% 4.70% 10.09% 8.14%
  S&P 500 Index 26.29% 10.00% 15.69% 12.03%
Expense Ratio Gross
  AZL
®
T. Rowe Price Capital Appreciation Fund 1.04%

AZL T. Rowe Price Capital Appreciation Fund
3
Expense Examples
(Unaudited)
As a shareholder of the AZL T. Rowe Price Capital Appreciation Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses.
These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.
The
Actual Expense
table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The
Hypothetical Expense
table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Beginning
Account Value
7/1/23
Ending
Account Value
12/31/23
Expenses Paid
During Period
7/1/23 - 12/31/23*
Annualized Expense
Ratio During Period
7/1/23 - 12/31/23
AZL T. Rowe Price Capital Appreciation Fund $1,000.00 $1,065.50 $5.26 1.01%
Beginning
Account Value
7/1/23
Ending
Account Value
12/31/23
Expenses Paid
During Period
7/1/23 - 12/31/23*
Annualized Expense
Ratio During Period
7/1/23 - 12/31/23
AZL T. Rowe Price Capital Appreciation Fund $1,000.00 $1,020.11 $5.14 1.01%
* Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).
Portfolio Composition
(Unaudited)
Investments
Percent of Net
Assets
Common Stocks 61.9%
U.S. Treasury Obligations 11.4
Bank Loans 10.6
Corporate Bonds 9.6
Unaffiliated Investment Companies 6.1
Preferred Stocks 0.3
Yankee Debt Obligations 0.3
Asset Backed Securities 0.1
Total Investment Securities 100.3
Net other assets (liabilities) (0.3)
Net Assets 100.0%

AZL T. Rowe Price Capital Appreciation Fund
Schedule of Portfolio Investments
December 31, 2023
4
See accompanying notes to the financial statements.
Shares Value
Common Stocks (61.9%):
Aerospace & Defense (1.0%):
125,700 RTX Corp. $ 10,576,398
Automobile Components (0.3%):
88,189 Mobileye Global, Inc., Class A*^ 3,820,347
Banks (0.6%):
45,316 PNC Financial Services Group, Inc. (The) 7,017,183
Beverages (0.5%):
173,945 Keurig Dr Pepper, Inc. 5,795,847
Biotechnology (2.1%):
61,120 AbbVie, Inc. 9,471,766
43,754 Biogen, Inc.* 11,322,223
5,628 Karuna Therapeutics, Inc.* 1,781,318
22,575,307
Broadline Retail (2.4%):
172,226 Amazon.com, Inc.*
#
26,168,018
Capital Markets (3.2%):
23,300 Goldman Sachs Group, Inc. (The) 8,988,441
83,597 Intercontinental Exchange, Inc. 10,736,363
107,657 KKR & Co., Inc. 8,919,382
40,500 Morgan Stanley 3,776,625
6,190 S&P Global, Inc.
#
2,726,819
35,147,630
Chemicals (0.9%):
25,390 Linde plc 10,427,927
Commercial Services & Supplies (3.4%):
12,711 Republic Services, Inc. 2,096,171
188,003 Veralto Corp. 15,465,127
136,421 Waste Connections, Inc. ADR 20,363,562
37,924,860
Electric Utilities (2.4%):
361,398 Exelon Corp. 12,974,188
209,299 Xcel Energy, Inc. 12,957,701
25,931,889
Electrical Equipment (0.8%):
50,953 AMETEK, Inc. 8,401,640
Electronic Equipment, Instruments & Components (1.1%):
28,019 Teledyne Technologies, Inc.* 12,504,600
Financial Services (2.5%):
31,458 Mastercard, Inc., Class A 13,417,152
53,178 Visa, Inc., Class A 13,844,892
27,262,044
Health Care Equipment & Supplies (3.5%):
93,299 Becton Dickinson & Co. 22,749,095
90,379 GE HealthCare Technologies, Inc.
#
6,988,105
12,059 Stryker Corp. 3,611,188
21,859 Teleflex, Inc. 5,450,323
38,798,711
Shares Value
Common Stocks, continued
Health Care Providers & Services (2.7%):
2,000 Humana, Inc. $ 915,620
53,746 UnitedHealth Group, Inc. 28,295,657
29,211,277
Hotels, Restaurants & Leisure (2.2%):
35,403 Hilton Worldwide Holdings, Inc. 6,446,532
136,617 Yum! Brands, Inc. 17,850,377
24,296,909
Industrial Conglomerates (0.2%):
18,186 General Electric Co. 2,321,079
Insurance (0.5%):
29,384 Marsh & McLennan Cos., Inc. 5,567,386
Interactive Media & Services (4.1%):
236,489 Alphabet, Inc., Class A* 33,035,149
34,219 Meta Platforms, Inc., Class A* 12,112,157
45,147,306
Life Sciences Tools & Services (3.4%):
145,035 Avantor, Inc.* 3,311,149
55,039 Danaher Corp. 12,732,722
195,238 Revvity, Inc. 21,341,466
37,385,337
Machinery (3.5%):
312,358 Fortive Corp. 22,998,920
193,501 Ingersoll Rand, Inc. 14,965,367
37,964,287
Multi-Utilities (2.8%):
185,741 Ameren Corp. 13,436,504
316,622 CenterPoint Energy, Inc. 9,045,891
74,863 DTE Energy Co. 8,254,394
30,736,789
Oil, Gas & Consumable Fuels (1.8%):
188,660 Canadian Natural Resources, Ltd. ADR 12,361,003
79,400 Chesapeake Energy Corp. 6,109,036
11,453 EOG Resources, Inc. 1,385,241
19,855,280
Pharmaceuticals (0.7%):
13,700 Eli Lilly & Co. 7,986,004
Professional Services (0.3%):
12,796 Equifax, Inc. 3,164,323
Semiconductors & Semiconductor Equipment (2.7%):
34,293 Analog Devices, Inc. 6,809,218
33,500 NVIDIA Corp. 16,589,870
26,861 NXP Semiconductors NV 6,169,435
29,568,523
Software (10.0%):
1,560,783 Aurora Innovation, Inc.* 6,820,622
21,441 Intuit, Inc. 13,401,268
147,316 Microsoft Corp.
#
55,396,709
51,109 PTC, Inc.* 8,942,031

AZL T. Rowe Price Capital Appreciation Fund
Schedule of Portfolio Investments
December 31, 2023
5
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Software, continued
24,581 Roper Technologies, Inc. $ 13,400,824
47,732 Salesforce, Inc.*
#
12,560,198
110,521,652
Specialized REITs (0.3%):
11,904 SBA Communications Corp. 3,019,926
Technology Hardware, Storage & Peripherals (1.9%):
108,024 Apple, Inc. 20,797,861
Water Utilities (0.1%):
42,951 Essential Utilities, Inc. 1,604,220
Total Common Stocks (Cost $536,669,916) 681,500,560
Preferred Stocks (0.3%):
Capital Markets (0.0%
†
):
2,994 Charles Schwab Corp. (The), Series D, 23.71%,
11/14/19 75,149
Electric Utilities (0.1%):
39,971 SCE Trust IV, Series J, 3.55%, 12/31/49 879,362
Multi-Utilities (0.2%):
53,155 CMS Energy Corp., 1.97%, 10/15/78 1,315,586
39,214 CMS Energy Corp., 1.95%, 3/1/79 979,174
15,421 NiSource, Inc., Series B, 3.13%, 11/21/19 384,908
2,679,668
Total Preferred Stocks (Cost $3,768,875) 3,634,179
Principal Amount
Asset Backed Securities (0.1%):
$ 620,813 Domino's Pizza Master Issuer LLC, Class A2, Series
2019-1A, 3.67%, 10/25/49, Callable 10/25/26 @
100(a) 563,807
811,493 Domino's Pizza Master Issuer LLC, Class A23,
Series 2017-1A, 4.12%, 7/25/47, Callable 7/25/24
@ 100(a) 773,915
Total Asset Backed Securities (Cost $1,423,886) 1,337,722
Bank Loans (10.6%):
Aerospace & Defense (0.0%
†
):
63,895 TransDigm, Inc. Tranche H Term Loan, 8.60% (Term
SOFR+325bps ), 2/22/27 64,117
Airlines (0.2%):
1,739,616 SkyMiles IP Ltd. Initial Term Loan, 9.10% (Term
SOFR+375bps ), 10/20/27 1,779,297
Building Products (0.7%):
2,037,943 Filtration Group Corporation 2021 Incremental Term
Loan, 8.85% (Term SOFR+350bps ), 10/21/28 2,038,636
3,657,711 Filtration Group Corporation 2023 Extended
Dollar Term Loan, 9.60% (Term SOFR+425bps ),
10/21/28 3,669,891
2,013,445 Filtration Group Corporation 2023 Extended Euro
Term Loan, 9.72% (EURIBOR RFR+425bps ),
10/21/28 2,214,110
7,922,637
Chemicals (0.8%):
5,213,232 USI, Inc. 2023 Second Funding New Term Loan,
5.38% (SOFR+0bps ), 9/27/30 5,214,848
Principal Amount Value
Bank Loans, continued
Chemicals, continued
$ 3,856,472 USI, Inc. 2023-B Term Loan, 8.35% (Term
SOFR+300bps ), 11/22/29 $ 3,866,113
9,080,961
Consumer Discretionary Services (0.2%):
2,764,087 IRB Holding Corp. 2022 Replacement Term B Loan,
8.35% (Term SOFR+300bps ), 12/15/27 2,766,050
Diversified Consumer Services (0.3%):
3,298,096 Loire UK Midco 3 Limited Facility B, 8.85% (Term
SOFR+350bps ), 4/21/27 3,210,136
528,478 Loire UK Midco 3 Limited Facility B2, 9.10% (Term
SOFR+375bps ), 4/21/27 514,473
3,724,609
Electrical Equipment (0.0%
†
):
130,169 Quartz Acquireco LLC Term Loan, 8.85% (Term
SOFR+350bps ), 6/28/30 130,495
Financial Services (2.3%):
1,534,810 Azalea TopCo, Inc. 2021 First Lien Term Loan,
9.10% (Term SOFR+375bps ), 7/24/26 1,511,788
830,084 Azalea TopCo, Inc. 2022 Incremental First Lien Term
Loan, 9.10% (Term SOFR+375bps ), 7/24/26 818,670
3,732,573 Azalea TopCo, Inc. Initial First Lien Term Loan,
8.85% (Term SOFR+350bps ), 7/24/26 3,687,782
1,840,722 Hub International Limited 2022 Incremental Term
Loan, 9.35% (Term SOFR+400bps ), 11/10/29 1,846,557
16,384,000 HUB International Limited 2023 Refinancing Term
Loan, 9.60% (Term SOFR+425bps ), 6/20/30 16,445,768
782,347 Trans Union LLC 2019 Replacement Term B-5 Loan,
7.10% (Term SOFR+175bps ), 11/16/26 782,872
25,093,437
Health Care Providers & Services (0.8%):
1,575,009 ADMI Corp. Amendment No. 4 Refinancing Term
Loan, 8.72% (Term SOFR+337.5bps ), 12/23/27 1,482,871
2,945,408 ADMI Corp. Amendment No. 5 Incremental Term
Loan, 9.10% (Term SOFR+375bps ), 12/23/27 2,790,774
426,990 ADMI Corp. Term Loan B1 1L, 5.35% (Term
SOFR+0bps ), 12/23/27 425,521
3,812,968 Heartland Dental LLC 2023 New Term Loan,
10.35% (Term SOFR+500bps ), 4/28/28 3,799,280
8,498,446
Hotels, Restaurants & Leisure (0.3%):
701,998 1011778 B.C. ULC Term B-5 Loan, 7.60% (Term
SOFR+225bps ), 9/23/30 701,746
3,060,752 Hilton Worldwide, Series B-3 Term Loan, 5.38%
(SOFR+0bps ), 6/21/28 3,065,221
3,766,967
Insurance (1.5%):
5,602,515 Alliant Holdings Intermediate LLC TLB-6 New Term
Loan, 8.85% (Term SOFR+350bps ), 11/6/30 5,620,723
360,616 AssuredPartners, Inc. 2020 February Refinancing
Term Loan, 8.85% (Term SOFR+350bps ), 2/12/27 361,204
200,748 AssuredPartners, Inc. 2021 Term Loan, 8.85%
(Term SOFR+350bps ), 2/12/27 200,999
753,405 AssuredPartners, Inc. 2022 Term Loan, 8.85%
(Term SOFR+350bps ), 2/12/27 754,535
1,972,107 AssuredPartners, Inc. 2023 Term Loan, 9.13%
(SOFR+375bps ), 2/12/27 1,975,637

AZL T. Rowe Price Capital Appreciation Fund
Schedule of Portfolio Investments
December 31, 2023
6
See accompanying notes to the financial statements.
Principal Amount Value
Bank Loans, continued
Insurance, continued
$ 511,065 BroadStreet Partners, Inc. 2020 Initial Term Loan,
8.35% (Term SOFR+300bps ), 1/27/27 $ 511,044
2,216,405 BroadStreet Partners, Inc. 2023 Term B Loan,
9.13% (SOFR+375bps ), 1/27/29 2,219,862
3,812,902 HIG Finance 2 Limited 2021 Dollar Refinancing Term
Loan, 8.72% (LIBOR+325bps ), 11/12/27 3,816,372
1,114,720 Ryan Specialty Group, LLC Initial Term Loan, 8.35%
(Term SOFR+300bps ), 9/1/27 1,111,933
16,572,309
Life Sciences Tools & Services (0.0%
†
):
158,581 Avantor Funding, Inc. 2021 Incremental B-5 Dollar
Term Loan, 7.60% (Term SOFR+225bps ), 11/8/27 158,802
Media (0.1%):
1,086,131 Charter Communications Operating LLC Term B-2
Loan, 7.10% (Term SOFR+175bps ), 2/1/27 1,085,457
Pharmaceuticals (0.3%):
2,906,495 Sunshine Luxembourg VII S.a r.l. Facility B3, 8.85%
(Term SOFR+350bps ), 10/1/26 2,918,964
Software (2.4%):
1,470,149 Applied Systems, Inc. 2021 Second Lien Term Loan,
12.10% (Term SOFR+675bps ), 9/17/27 1,476,456
6,495,649 Applied Systems, Inc. 2026 First Lien Term Loan,
9.85% (Term SOFR+450bps ), 9/18/26 6,518,514
3,565,698 Athenahealth Term B 1L n, 8.60% (Term
SOFR+325bps ), 2/15/29 3,546,087
195,269 Epicor Software Corp. (fka Eagle Parent Inc.) Term
C Loan, 8.60% (Term SOFR+325bps ), 7/30/27 195,775
136,070 Epicor Software Corp. (fka Eagle Parent Inc.) Term
D Loan, 9.10% (Term SOFR+375bps ), 7/30/27 137,158
3,719,474 RealPage, Inc. Initial First Lien Term Loan, 8.35%
(Term SOFR+300bps ), 4/24/28 3,685,552
200,000 RealPage, Inc. Initial Second Lien Term Loan,
11.85% (Term SOFR+650bps ), 4/23/29 199,502
509,965 Sophia, L.P. 2022 Incremental First Lien Term B-1
Loan, 9.38% (SOFR+400bps ), 10/7/27 508,797
1,778,694 Sophia, L.P. Term Loan B, 8.85% (Term
SOFR+350bps ), 10/7/27 1,780,366
8,684,527 UKG Inc. 2021-2 Incremental Term Loan First Lien,
8.60% (Term SOFR+325bps ), 5/4/26 8,698,683
26,746,890
Software & Tech Services (0.1%):
840,932 Storable, Inc. Initial First Lien Term Loan, 8.85%
(Term SOFR+350bps ), 4/17/28 838,309
Sovereign Bond (0.4%):
4,051,495 Mileage Plus Holdings LLC Initial Term Loan,
10.60% (Term SOFR+525bps ), 6/21/27 4,184,627
Telecommunications (0.2%):
1,677,792 SBA Senior Finance II LLC Initial Term Loan, 7.10%
(Term SOFR+175bps ), 4/11/25 1,679,134
Total Bank Loans (Cost $116,472,957) 117,011,508
Corporate Bonds (9.6%):
Aerospace & Defense (0.4%):
76,000 Howmet Aerospace, Inc., 5.90%, 2/1/27 77,710
570,000 Howmet Aerospace, Inc., 3.00%, 1/15/29, Callable
11/15/28 @ 100 518,700
Principal Amount Value
Corporate Bonds, continued
Aerospace & Defense, continued
$ 2,144,000 TransDigm, Inc., 6.25%, 3/15/26, Callable 2/5/24
@ 101.56(a) $ 2,133,280
976,000 TransDigm, Inc., 5.50%, 11/15/27, Callable 2/5/24
@ 101.38 956,480
514,000 TransDigm, Inc., 7.13%, 12/1/31, Callable 12/1/26
@ 103.56(a) 538,415
4,224,585
Automobile Components (0.2%):
467,000 Clarios Global LP, 6.75%, 5/15/25, Callable 2/5/24
@ 101.69(a) 468,167
643,000 Clarios Global LP/Clarios US Finance Co., 6.25%,
5/15/26, Callable 2/5/24 @ 101.56(a) 640,589
818,000 Clarios Global LP/Clarios US Finance Co., 8.50%,
5/15/27, Callable 2/5/24 @ 102.13(a) 822,090
1,930,846
Biotechnology (0.0%
†
):
735,000 Biogen, Inc., 3.15%, 5/1/50, Callable 11/1/49 @
100 514,799
Capital Markets (0.4%):
152,000 Intercontinental Exchange, Inc., 4.00%, 9/15/27,
Callable 8/15/27 @ 100 149,134
959,000 MSCI, Inc., 4.00%, 11/15/29, Callable 11/15/24
@ 102(a) 901,460
737,000 MSCI, Inc., 3.63%, 9/1/30, Callable 3/1/25 @
101.81(a) 666,985
1,010,000 MSCI, Inc., 3.88%, 2/15/31, Callable 6/1/25 @
101.94(a) 912,787
932,000 MSCI, Inc., 3.63%, 11/1/31, Callable 11/1/26 @
101.81(a) 817,830
676,000 MSCI, Inc., 3.25%, 8/15/33, Callable 8/15/27 @
101.63(a) 563,615
4,011,811
Containers & Packaging (0.1%):
625,000 Ball Corp., 6.00%, 6/15/29, Callable 5/15/26 @ 103 635,938
Distributors (0.2%):
2,543,000 USI, Inc., 7.50%, 1/15/32, Callable 1/15/27 @
103.75(a) 2,593,860
Diversified Consumer Services (0.1%):
103,000 Service Corp. International, 4.63%, 12/15/27,
Callable 2/5/24 @ 101.54 99,652
605,000 Service Corp. International, 3.38%, 8/15/30,
Callable 8/15/25 @ 101.69 530,888
630,540
Electric Utilities (0.8%):
1,819,000 Alliant Holdings Intermediate LLC/Alliant Holdings
Co-Issuer, 6.75%, 10/15/27, Callable 2/5/24 @
101.69(a) 1,798,536
385,000 Alliant Holdings Intermediate LLC/Alliant Holdings
Co-Issuer, 4.25%, 10/15/27, Callable 2/5/24 @
102.13(a) 365,750
2,262,000 Alliant Holdings Intermediate LLC/Alliant Holdings
Co-Issuer, 6.75%, 4/15/28, Callable 4/15/25 @
103.38(a) 2,318,550
626,000 Alliant Holdings Intermediate LLC/Alliant Holdings
Co-Issuer, 5.88%, 11/1/29, Callable 11/1/24 @
102.94(a) 590,005

AZL T. Rowe Price Capital Appreciation Fund
Schedule of Portfolio Investments
December 31, 2023
7
See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Electric Utilities, continued
$ 3,187,000 Alliant Holdings Intermediate LLC/Alliant Holdings
Co-Issuer, 7.00%, 1/15/31, Callable 1/15/27 @
103.5(a) $ 3,346,350
8,419,191
Electrical Equipment (0.1%):
359,000 Sensata Technologies BV, 4.00%, 4/15/29, Callable
4/15/24 @ 102(a) 330,280
403,000 Sensata Technologies BV, 5.88%, 9/1/30, Callable
9/1/25 @ 102.94(a) 398,466
728,746
Entertainment (0.0%
†
):
100,000 Live Nation Entertainment, Inc., 4.88%, 11/1/24,
Callable 2/5/24 @ 100(a) 98,750
Financial Services (1.6%):
6,599,000 HUB International, Ltd., 7.00%, 5/1/26, Callable
1/16/24 @ 100(a) 6,599,000
876,000 HUB International, Ltd., 5.63%, 12/1/29, Callable
12/1/24 @ 102.81(a) 832,200
9,679,000 HUB International, Ltd., 7.25%, 6/15/30, Callable
6/15/26 @ 103.63(a) 10,187,148
17,618,348
Health Care Equipment & Supplies (0.5%):
3,068,000 Avantor Funding, Inc., 4.63%, 7/15/28, Callable
2/5/24 @ 102.31(a) 2,906,930
871,000 Avantor Funding, Inc., 3.88%, 11/1/29, Callable
11/1/24 @ 101.94(a) 791,521
278,000 Becton Dickinson & Co., 3.70%, 6/6/27, Callable
3/6/27 @ 100 269,457
100,000 GE HealthCare Technologies, Inc., 5.65%, 11/15/27,
Callable 10/15/27 @ 100 103,585
574,000 Hologic, Inc., 3.25%, 2/15/29, Callable 2/5/24 @
101.63(a) 516,600
745,000 Teleflex, Inc., 4.63%, 11/15/27, Callable 1/22/24
@ 101.54 724,513
130,000 Teleflex, Inc., 4.25%, 6/1/28, Callable 2/5/24 @
102.13(a) 123,175
5,435,781
Health Care Providers & Services (0.4%):
756,000 Heartland Dental LLC/Heartland Dental Finance
Corp., 8.50%, 5/1/26, Callable 2/5/24 @ 100(a) 741,825
1,068,000 Heartland Dental LLC/Heartland Dental Finance
Corp., 10.50%, 4/30/28, Callable 5/15/25 @
105.25(a) 1,108,050
552,000 IQVIA, Inc., 5.00%, 5/15/27, Callable 2/5/24 @
101.25(a) 540,270
852,000 IQVIA, Inc., 5.70%, 5/15/28, Callable 4/15/28 @
100(a) 864,780
355,000 IQVIA, Inc., 6.50%, 5/15/30, Callable 5/15/26 @
103.25(a) 362,988
714,000 Surgery Center Holdings, Inc., 10.00%, 4/15/27,
Callable 2/5/24 @ 102.5(a) 723,817
4,341,730
Health Care Technology (0.0%
†
):
306,000 Clarivate Science Holdings Corp., 3.88%, 7/1/28,
Callable 6/30/24 @ 101.94(a) 286,875
Principal Amount Value
Corporate Bonds, continued
Health Care Technology, continued
$ 220,000 Clarivate Science Holdings Corp., 4.88%, 7/1/29,
Callable 6/30/24 @ 102.44(a) $ 205,700
492,575
Hotels, Restaurants & Leisure (2.5%):
1,438,000 Cedar Fair LP, 5.25%, 7/15/29, Callable 7/15/24
@ 102.63 1,353,518
1,301,000 Cedar Fair LP/Canada's Wonderland Co./Magnum
Management Corp./Millennium Op, 5.50%, 5/1/25,
Callable 2/5/24 @ 101.38(a) 1,292,869
2,088,000 Cedar Fair LP/Canada's Wonderland Co./Magnum
Management Corp./Millennium Op, 5.38%, 4/15/27,
Callable 2/5/24 @ 101.79 2,046,240
1,084,000 Cedar Fair LP/Canada's Wonderland Co./Magnum
Management Corp./Millennium Op, 6.50%, 10/1/28,
Callable 1/22/24 @ 103.25 1,078,580
501,000 Hilton Domestic Operating Co., Inc., 5.38%, 5/1/25,
Callable 1/16/24 @ 101.34(a) 499,748
1,113,000 Hilton Domestic Operating Co., Inc., 5.75%, 5/1/28,
Callable 2/5/24 @ 102.88(a) 1,110,217
1,173,000 Hilton Domestic Operating Co., Inc., 3.75%, 5/1/29,
Callable 5/1/24 @ 101.88(a) 1,082,092
1,037,000 Hilton Domestic Operating Co., Inc., 4.88%,
1/15/30, Callable 1/15/25 @ 102.44 1,003,297
1,695,000 Hilton Domestic Operating Co., Inc., 4.00%, 5/1/31,
Callable 5/1/26 @ 102(a) 1,550,925
1,346,000 Hilton Domestic Operating Co., Inc., 3.63%,
2/15/32, Callable 8/15/26 @ 101.81(a) 1,171,020
349,000 Hilton Worldwide Finance LLC/Hilton Worldwide
Finance Corp., 4.88%, 4/1/27, Callable 1/22/24 @
101.22 342,020
1,883,000 KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell
of America LLC, 4.75%, 6/1/27, Callable 2/5/24 @
101.58(a) 1,859,462
1,273,000 Life Time, Inc., 5.75%, 1/15/26, Callable 2/5/24 @
101.44(a) 1,257,088
15,000 Marriott International, Inc., Series R, 3.13%,
6/15/26, Callable 3/15/26 @ 100 14,395
1,443,000 Six Flags Entertainment Corp., 5.50%, 4/15/27,
Callable 2/5/24 @ 101.83(a) 1,403,318
737,000 Six Flags Theme Parks, Inc., 7.00%, 7/1/25, Callable
2/5/24 @ 101.75(a) 737,921
383,000 Vail Resorts, Inc., 6.25%, 5/15/25, Callable 2/5/24
@ 101.56(a) 382,043
1,021,000 Yum! Brands, Inc., 4.75%, 1/15/30, Callable
10/15/29 @ 100(a) 987,817
1,205,000 Yum! Brands, Inc., 3.63%, 3/15/31, Callable
12/15/30 @ 100 1,084,500
2,321,000 Yum! Brands, Inc., 4.63%, 1/31/32, Callable
10/1/26 @ 102.31 2,167,234
2,468,000 Yum! Brands, Inc., 5.38%, 4/1/32, Callable 4/1/27
@ 102.69 2,418,640
687,000 Yum! Brands, Inc., 6.88%, 11/15/37 749,689
1,677,000 Yum! Brands, Inc., 5.35%, 11/1/43, Callable 5/1/43
@ 100 1,630,882
27,223,515
Insurance (0.1%):
510,000 AmWINS Group, Inc., 4.88%, 6/30/29, Callable
6/30/24 @ 102.44(a) 464,100

AZL T. Rowe Price Capital Appreciation Fund
Schedule of Portfolio Investments
December 31, 2023
8
See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Insurance, continued
$ 774,000 BroadStreet Partners, Inc., 5.88%, 4/15/29, Callable
4/15/24 @ 102.94(a) $ 719,820
293,000 Ryan Specialty LLC, 4.38%, 2/1/30, Callable 2/1/25
@ 102.19(a) 271,758
1,455,678
IT Services (0.1%):
385,000 Gartner, Inc., 4.50%, 7/1/28, Callable 2/5/24 @
102.25(a) 364,306
889,000 Gartner, Inc., 3.63%, 6/15/29, Callable 6/15/24 @
101.81(a) 802,323
341,000 Gartner, Inc., 3.75%, 10/1/30, Callable 10/1/25 @
101.88(a) 300,506
1,467,135
Life Sciences Tools & Services (0.1%):
283,000 Charles River Laboratories International, Inc.,
4.25%, 5/1/28, Callable 1/22/24 @ 102.13(a) 268,496
491,000 Charles River Laboratories International, Inc.,
3.75%, 3/15/29, Callable 3/15/24 @ 101.88(a) 450,492
814,000 Charles River Laboratories International, Inc.,
4.00%, 3/15/31, Callable 3/15/26 @ 102(a) 734,635
211,000 PRA Health Sciences, Inc., 2.88%, 7/15/26, Callable
2/5/24 @ 101.44(a) 197,813
1,651,436
Media (1.1%):
382,000 CCO Holdings LLC/CCO Holdings Capital Corp.,
5.50%, 5/1/26, Callable 2/5/24 @ 100.92(a) 377,703
5,502,000 CCO Holdings LLC/CCO Holdings Capital Corp.,
5.13%, 5/1/27, Callable 2/5/24 @ 101.71(a) 5,323,185
5,613,000 CCO Holdings LLC/CCO Holdings Capital Corp.,
5.00%, 2/1/28, Callable 1/22/24 @ 101.67(a) 5,360,415
754,000 Lamar Media Corp., 3.75%, 2/15/28, Callable
1/22/24 @ 101.88 710,645
124,000 Lamar Media Corp., 4.88%, 1/15/29, Callable
2/5/24 @ 102.44 119,970
120,000 Lamar Media Corp., 3.63%, 1/15/31, Callable
1/15/26 @ 101.81 106,200
11,998,118
Oil, Gas & Consumable Fuels (0.0%
†
):
94,000 Pioneer Natural Resources Co., 1.13%, 1/15/26,
Callable 12/15/25 @ 100 87,366
194,000 Pioneer Natural Resources Co., 5.10%, 3/29/26 195,389
237,000 Pioneer Natural Resources Co., 2.15%, 1/15/31,
Callable 10/15/30 @ 100 202,017
484,772
Passenger Airlines (0.3%):
1,349,923 Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%,
10/20/28(a) 1,329,580
1,521,860 Mileage Plus Holdings LLC/Mileage Plus Intellectual
Property Assets, Ltd., 6.50%, 6/20/27, Callable
2/5/24 @ 103.25(a) 1,527,566
2,857,146
Professional Services (0.1%):
722,000 Korn Ferry, 4.63%, 12/15/27, Callable 2/5/24 @
101.16(a) 695,828
Principal Amount Value
Corporate Bonds, continued
Software (0.2%):
$ 228,000 Black Knight InfoServ LLC, 3.63%, 9/1/28, Callable
1/16/24 @ 101.81(a) $ 216,315
675,000 Booz Allen Hamilton, Inc., 3.88%, 9/1/28, Callable
2/5/24 @ 101.94(a) 638,719
379,000 Booz Allen Hamilton, Inc., 4.00%, 7/1/29, Callable
7/1/24 @ 102(a) 355,312
345,000 Booz Allen Hamilton, Inc., 5.95%, 8/4/33, Callable
5/4/33 @ 100 365,700
60,000 Crowdstrike Holdings, Inc., 3.00%, 2/15/29, Callable
2/15/24 @ 101.5^ 53,850
150,000 PTC, Inc., 4.00%, 2/15/28, Callable 2/5/24 @ 102(a) 141,750
1,771,646
Specialized REITs (0.2%):
1,567,000 SBA Communications Corp., 3.88%, 2/15/27,
Callable 1/16/24 @ 101.94 1,492,568
1,367,000 SBA Communications Corp., 3.13%, 2/1/29, Callable
2/5/24 @ 101.56 1,226,882
63,000 SBA Tower Trust, 6.60%, 1/15/28, Callable 1/15/27
@ 100(a) 64,495
2,783,945
Technology Hardware, Storage & Peripherals (0.1%):
290,000 Sensata Technologies, Inc., 4.38%, 2/15/30,
Callable 11/15/29 @ 100(a) 269,700
743,000 Sensata Technologies, Inc., 3.75%, 2/15/31,
Callable 2/15/26 @ 101.88(a) 650,125
919,825
Total Corporate Bonds (Cost $104,069,287) 104,986,544
Yankee Debt Obligations (0.3%):
Commercial Services & Supplies (0.2%):
580,000 GFL Environmental, Inc., 4.00%, 8/1/28, Callable
1/16/24 @ 102(a) 534,325
1,240,000 GFL Environmental, Inc., 4.75%, 6/15/29, Callable
6/15/24 @ 102.38(a) 1,164,050
476,000 GFL Environmental, Inc., 4.38%, 8/15/29, Callable
8/15/24 @ 102.19(a) 439,110
319,000 GFL Environmental, Inc., 6.75%, 1/15/31, Callable
1/15/27 @ 103.38(a) 328,570
2,466,055
Electrical Equipment (0.1%):
565,000 Sensata Technologies BV, 5.00%, 10/1/25(a) 563,587
Total Yankee Debt Obligations (Cost $2,978,848) 3,029,642
U.S. Treasury Obligations (11.4%):
U.S. Treasury Notes (11.4%):
13,444,900 3.50%, 2/15/33 13,064,661
51,200,000 3.38%, 5/15/33 49,240,000
34,789,100 3.88%, 8/15/33 34,816,279
26,238,900 4.50%, 11/15/33 27,604,143
124,725,083
Total U.S. Treasury Obligations (Cost $120,964,177) 124,725,083

AZL T. Rowe Price Capital Appreciation Fund
Schedule of Portfolio Investments
December 31, 2023
9
See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of December 31, 2023
Shares Value
Unaffiliated Investment Companies (6.1%):
Money Markets (6.1%):
2,298,718 BlackRock Liquidity FedFund, Institutional Class,
4.85%(b)(c) $ 2,298,718
65,044,970 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 5.25%(c) 65,044,970
Total Unaffiliated Investment Companies (Cost $67,343,688) 67,343,688
Total Investment Securities
(Cost $953,691,634) — 100.3%(d) 1,103,568,926
Net other assets (liabilities) — (0.3)% (3,101,054)
Net Assets — 100.0% $ 1,100,467,872
ADR—American Depository Receipt
EURIBOR RFR—Euro Interbank Offered Rate Risk-Free Rate
LIBOR—London Interbank Offered Rate
SOFR—Secured Overnight Financing Rate
* Non-income producing security.
#
All or a portion of this security has been pledged as collateral for outstanding call options written.
^ This security or a partial position of this security was on loan as of December 31, 2023. The total value of securities on loan as of December 31, 2023 was $2,225,250.
† Represents less than 0.05%.
(a) Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors.
(b) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2023.
(c) The rate represents the effective yield at December 31, 2023.
(d) See Federal Tax Information listed in the Notes to the Financial Statements.
Options Contracts
At December 31, 2023, the Fund's over-the-counter options written were as follows:
Description Counterparty Put/ Call Strike Price Expiration Date Contracts
Notional
Amount(a) Fair Value
Abbvie, Inc. JPMorgan Chase Call 175.00 USD 1/19/24 59 $ 10,325 $ (13)
Abbvie, Inc. JPMorgan Chase Call 180.00 USD 1/19/24 90 16,200 (4)
Abbvie, Inc. JPMorgan Chase Call 185.00 USD 1/19/24 31 5,735 –
Abbvie, Inc. JPMorgan Chase Call 195.00 USD 1/19/24 31 6,045 –
Abbvie, Inc. JPMorgan Chase Call 200.00 USD 1/19/24 31 6,200 –
Abbvie, Inc. Citigroup Call 160.00 USD 1/20/25 94 15,040 (102,305)
Abbvie, Inc. JPMorgan Chase Call 165.00 USD 1/20/25 30 4,950 (25,846)
Abbvie, Inc. Citigroup Call 165.00 USD 1/20/25 94 15,510 (80,983)
Abbvie, Inc. JPMorgan Chase Call 170.00 USD 1/20/25 31 5,270 (20,840)
Abbvie, Inc. Citigroup Call 175.00 USD 1/20/25 120 21,000 (62,541)
Alphabet, Inc. Citigroup Call 142.00 USD 1/19/24 142 20,164 (28,283)
Amazon.com, Inc. Wells Fargo Call 135.00 USD 1/19/24 152 20,520 (267,293)
Analog Devices, Inc. UBS Call 200.00 USD 1/19/24 37 7,400 (12,340)
Analog Devices, Inc. UBS Call 210.00 USD 1/19/24 7 1,470 (378)
Analog Devices, Inc. UBS Call 210.00 USD 6/21/24 7 1,470 (6,960)
Analog Devices, Inc. UBS Call 220.00 USD 6/21/24 7 1,540 (4,499)
Apple, Inc. JPMorgan Chase Call 195.00 USD 1/19/24 85 16,575 (17,704)
Apple, Inc. JPMorgan Chase Call 200.00 USD 1/19/24 71 14,200 (4,614)
Apple, Inc. JPMorgan Chase Call 205.00 USD 1/19/24 14 2,870 (262)
Becton Dickinson And Co. Goldman Sachs Call 270.00 USD 1/19/24 46 12,420 (108)
Becton Dickinson And Co. Goldman Sachs Call 280.00 USD 1/19/24 45 12,600 (9)

AZL T. Rowe Price Capital Appreciation Fund
Schedule of Portfolio Investments
December 31, 2023
10
See accompanying notes to the financial statements.
Description Counterparty Put/ Call Strike Price Expiration Date Contracts
Notional
Amount(a) Fair Value
Becton Dickinson And Co. Goldman Sachs Call 290.00 USD 1/19/24 31 $ 8,990 $ (1)
Becton Dickinson And Co. Goldman Sachs Call 300.00 USD 1/19/24 31 9,300 –
Danaher Corp. JPMorgan Chase Call 290.00 USD 1/19/24 76 22,040 (26)
Danaher Corp. JPMorgan Chase Call 300.00 USD 1/19/24 16 4,800 (2)
Danaher Corp. JPMorgan Chase Call 310.00 USD 1/19/24 16 4,960 (1)
Danaher Corp. JPMorgan Chase Call 320.00 USD 1/19/24 16 5,120 –
Equifax, Inc. Citigroup Call 230.00 USD 1/19/24 8 1,840 (14,972)
Equifax, Inc. Citigroup Call 240.00 USD 1/19/24 8 1,920 (8,182)
Exelon Corp. JPMorgan Chase Call 45.00 USD 1/19/24 428 19,260 (21)
Exelon Corp. JPMorgan Chase Call 47.00 USD 1/19/24 102 4,794 (2)
Exelon Corp. JPMorgan Chase Call 50.00 USD 1/19/24 117 5,850 –
Exelon Corp. JPMorgan Chase Call 47.00 USD 6/21/24 14 658 (102)
GE Healthcare Technology Wells Fargo Call 85.00 USD 1/19/24 28 2,380 (407)
GE Healthcare Technology Wells Fargo Call 90.00 USD 1/19/24 85 7,650 (139)
Hilton Worldwide Holdings Wells Fargo Call 160.00 USD 1/19/24 29 4,640 (65,819)
Intercontinental Exchange, Inc. Citigroup Call 115.00 USD 1/19/24 88 10,120 (121,674)
Intercontinental Exchange, Inc. Citigroup Call 125.00 USD 1/17/25 90 11,250 (138,984)
Intercontinental Exchange, Inc. Citigroup Call 130.00 USD 1/17/25 90 11,700 (111,539)
Keurig Dr Pepper, Inc. Citigroup Call 37.00 USD 1/19/24 80 2,960 (186)
Keurig Dr Pepper, Inc. Citigroup Call 40.00 USD 1/19/24 79 3,160 (51)
Keurig Dr Pepper, Inc. Citigroup Call 35.00 USD 1/17/25 180 6,300 (40,634)
Keurig Dr Pepper, Inc. Citigroup Call 37.00 USD 1/17/25 180 6,660 (26,134)
KKR Co., Inc. UBS Call 65.00 USD 1/19/24 14 910 (25,306)
Linde plc Wells Fargo Call 395.00 USD 1/19/24 8 3,160 (14,470)
Linde plc Wells Fargo Call 410.00 USD 1/19/24 8 3,280 (5,290)
Marsh McLennan Cos., Inc. Goldman Sachs Call 200.00 USD 1/19/24 8 1,600 (94)
Marsh McLennan Cos., Inc. Goldman Sachs Call 210.00 USD 7/19/24 29 6,090 (9,807)
Marsh McLennan Cos., Inc. Goldman Sachs Call 220.00 USD 7/19/24 29 6,380 (5,012)
Mastercard, Inc. Goldman Sachs Call 410.00 USD 1/19/24 44 18,040 (80,862)
Mastercard, Inc. Goldman Sachs Call 420.00 USD 1/19/24 38 15,960 (38,800)
Mastercard, Inc. Goldman Sachs Call 425.00 USD 1/19/24 8 3,400 (5,535)
Mastercard, Inc. Goldman Sachs Call 430.00 USD 1/19/24 31 13,330 (13,561)
Microsoft Corp. UBS Call 360.00 USD 1/19/24 29 10,440 (54,224)
Microsoft Corp. UBS Call 365.00 USD 1/19/24 11 4,015 (16,017)
Microsoft Corp. UBS Call 375.00 USD 1/19/24 29 10,875 (22,173)
Microsoft Corp. UBS Call 385.00 USD 1/19/24 11 4,235 (3,580)
New Linde plc Wells Fargo Call 390.00 USD 1/19/24 30 11,700 (67,906)
New Linde plc Wells Fargo Call 460.00 USD 1/17/25 28 12,880 (49,899)
New Linde plc Wells Fargo Call 480.00 USD 1/17/25 28 13,440 (33,942)
NXP Semiconductors NV Wells Fargo Call 210.00 USD 1/19/24 14 2,940 (29,390)
NXP Semiconductors NV Wells Fargo Call 220.00 USD 1/19/24 14 3,080 (17,408)
NXP Semiconductors NV Wells Fargo Call 220.00 USD 6/21/24 11 2,420 (30,245)
PNC Financial Services Group, Inc. (The) JPMorgan Chase Call 170.00 USD 1/19/24 36 6,120 (1,274)
PNC Financial Services Group, Inc. (The) JPMorgan Chase Call 175.00 USD 1/19/24 59 10,325 (843)
PNC Financial Services Group, Inc. (The) JPMorgan Chase Call 185.00 USD 1/19/24 24 4,440 (57)
PNC Financial Services Group, Inc. (The) JPMorgan Chase Call 190.00 USD 1/19/24 24 4,560 (27)
PNC Financial Services Group, Inc. (The) JPMorgan Chase Call 200.00 USD 1/19/24 24 4,800 (8)
Republic Services, Inc. Wells Fargo Call 170.00 USD 7/19/24 13 2,210 (8,993)
Republic Services, Inc. Wells Fargo Call 175.00 USD 7/19/24 13 2,275 (6,213)
Roper Technologies, Inc. Citigroup Call 510.00 USD 2/16/24 7 3,570 (29,144)
Roper Technologies, Inc. Citigroup Call 580.00 USD 12/20/24 26 15,080 (73,131)
Roper Technologies, Inc. Citigroup Call 600.00 USD 12/20/24 26 15,600 (52,511)
S&P Global, Inc. Bank of America Call 400.00 USD 1/19/24 11 4,400 (46,286)
S&P Global, Inc. UBS Call 400.00 USD 1/19/24 8 3,200 (33,663)
S&P Global, Inc. Bank of America Call 410.00 USD 1/19/24 5 2,050 (16,175)
S&P Global, Inc. UBS Call 410.00 USD 1/19/24 7 2,870 (22,645)
S&P Global, Inc. Bank of America Call 420.00 USD 1/19/24 11 4,620 (25,290)
S&P Global, Inc. Bank of America Call 430.00 USD 1/19/24 5 2,150 (7,228)
S&P Global, Inc. Bank of America Call 450.00 USD 1/19/24 5 2,250 (1,522)
S&P Global, Inc. Bank of America Call 470.00 USD 1/19/24 5 2,350 (113)

AZL T. Rowe Price Capital Appreciation Fund
Schedule of Portfolio Investments
December 31, 2023
11
See accompanying notes to the financial statements.
Description Counterparty Put/ Call Strike Price Expiration Date Contracts
Notional
Amount(a) Fair Value
Salesforce.com, Inc. Goldman Sachs Call 230.00 USD 1/19/24 22 $ 5,060 $ (74,627)
Salesforce.com, Inc. Goldman Sachs Call 240.00 USD 1/19/24 22 5,280 (53,130)
Salesforce.com, Inc. Goldman Sachs Call 230.00 USD 6/21/24 7 1,610 (32,097)
Salesforce.com, Inc. Goldman Sachs Call 240.00 USD 6/21/24 7 1,680 (26,967)
Stryker Corp. Wells Fargo Call 290.00 USD 1/19/24 32 9,280 (38,670)
Stryker Corp. Wells Fargo Call 300.00 USD 1/19/24 32 9,600 (17,117)
Stryker Corp. Wells Fargo Call 310.00 USD 1/19/24 22 6,820 (3,774)
Stryker Corp. Wells Fargo Call 320.00 USD 1/19/24 14 4,480 (597)
Stryker Corp. Wells Fargo Call 330.00 USD 1/17/25 10 3,300 (19,719)
Stryker Corp. Wells Fargo Call 340.00 USD 1/17/25 10 3,400 (15,973)
UnitedHealth Group, Inc. JPMorgan Chase Call 550.00 USD 1/19/24 15 8,250 (4,229)
UnitedHealth Group, Inc. Citigroup Call 580.00 USD 1/20/25 44 25,520 (131,742)
UnitedHealth Group, Inc. JPMorgan Chase Call 600.00 USD 1/20/25 52 31,200 (118,483)
Visa, Inc. Goldman Sachs Call 240.00 USD 1/19/24 53 12,720 (112,563)
Visa, Inc. Goldman Sachs Call 245.00 USD 1/19/24 21 5,145 (34,470)
Visa, Inc. Goldman Sachs Call 250.00 USD 1/19/24 46 11,500 (54,111)
Visa, Inc. Goldman Sachs Call 260.00 USD 1/19/24 53 13,780 (21,355)
Visa, Inc. Goldman Sachs Call 250.00 USD 6/21/24 4 1,000 (9,419)
Visa, Inc. Goldman Sachs Call 260.00 USD 6/21/24 4 1,040 (6,825)
Yum! Brands, Inc. Wells Fargo Call 140.00 USD 1/19/24 211 29,540 (1,340)
Yum! Brands, Inc. Citigroup Call 145.00 USD 1/19/24 53 7,685 (45)
Yum! Brands, Inc. Citigroup Call 150.00 USD 1/19/24 53 7,950 (8)
Yum! Brands, Inc. Wells Fargo Call 145.00 USD 1/20/25 104 15,080 (54,804)
Yum! Brands, Inc. Wells Fargo Call 150.00 USD 1/20/25 104 15,600 (39,454)
Total (Premiums $3,978,345) $ (2,884,021)
(a) Notional amount is expressed as the number of contracts multiplied by the strike price of the underlying asset.
Balances Reported in the Statement of Assets and Liabilities for Written Options
Value
Written Options $ (2,884,021)

AZL T. Rowe Price Capital Appreciation Fund
12
See accompanying notes to the financial statements.
Statement of Assets and Liabilities
December 31, 2023
Statement of Operations
For the Year Ended December 31, 2023
Assets:
Investment securities, at cost $ 953,691,634
Investment securities, at value(a) $ 1,103,568,926
Cash 402,740
Interest and dividends receivable 3,389,336
Foreign currency, at value (cost $67,940) 70,961
Receivable for investments sold 322,331
Prepaid expenses 5 , 487
Reclaims receivable 34,352
Total Assets 1,107,794,133
Liabilities:
Payable for investments purchased 777,723
Payable for capital shares redeemed 424,970
Written Options (Premiums received $3,978,345) 2,884,021
Payable for collateral received on loaned securities 2,298,718
Management fees payable 644,569
Administration fees payable 28,808
Distribution fees payable 230,204
Custodian fees payable 4,589
Administrative and compliance services fees payable 1,577
Transfer agent fees payable 962
Trustee fees payable 6,545
Other accrued liabilities 23,575
Total Liabilities 7,326,261
Commitments and contingent liabilities^
Net Assets
$ 1,100,467,872
Net Assets Consist of:
Paid in capital $ 933,962,752
Total distributable earnings 166,505,120
Net Assets
$ 1,100,467,872
Shares of beneficial interest (unlimited number of shares authorized, no par value) 67,101,313
Net Asset Value (offering and redemption price per share) $ 16.40
(a) Includes securities on loan of $2,225,250.
^ See Note 3 in Notes to the Financial Statements.
Investment Income:
Interest $ 23,097,129
Dividends 11,328,646
Income from securities lending 101,404
Foreign withholding tax (105,935)
Total Investment Income 34,421,244
Expenses:
Management fees 8,169,006
Administration fees 325,395
Distribution fees 2,723,002
Custodian fees 25,609
Administrative and compliance services fees 13,499
Transfer agent fees 7,622
Trustee fees 55,282
Professional fees 50,304
Shareholder reports 9,566
Other expenses 27,059
Total expenses before reductions 11,406,344
Less Management fees contractually waived (544,616)
Net expenses 10,861,728
Net Investment Income/(Loss)
23,559,516
Net realized and Change in net unrealized gains/losses on
investments:
Net realized gains/(losses) on securities and foreign currencies 14,288,720
Net realized gains/(losses) on written options contracts (865,289)
Change in net unrealized appreciation/depreciation on securities and foreign currencies 151,114,047
Change in net unrealized appreciation/depreciation on written options contracts (3,568,468)
Net realized and Change in net unrealized gains/losses on
investments
160,969,010
Change in Net Assets Resulting From Operations
$ 184,528,526

AZL T. Rowe Price Capital Appreciation Fund
13
See accompanying notes to the financial statements.
Statements of Changes in Net Assets
For the
Year Ended
December 31, 2023
For the
Year Ended
December 31, 2022
Change In Net Assets:
Operations:
Net investment income/(loss) $ 23,559,516 $ 14,472,606
Net realized gains/(losses) on investments 13,423,431 126,083,725
Change in unrealized appreciation/depreciation on investments 147,545,579 (307,791,244)
Change in net assets resulting from operations 184,528,526 (167,234,913)
Distributions to Shareholders:
Distributions (154,465,080) (171,888,281)
Change in net assets resulting from distributions to shareholders (154,465,080) (171,888,281)
Capital Transactions:
Proceeds from shares issued 11,212,191 9,903,777
Proceeds from dividends reinvested 154,465,080 171,888,281
Value of shares redeemed (172,149,580) (189,545,650)
Change in net assets resulting from capital transactions (6,472,309) (7,753,592)
Change in net assets 23,591,137 (346,876,786)
Net Assets:
Beginning of period 1,076,876,735 1,423,753,521
End of period $ 1,100,467,872 $ 1,076,876,735
Share Transactions:
Shares issued 664,767 525,081
Dividends reinvested 10,263,460 10,696,222
Shares redeemed (10,071,613) (9,869,718)
Change in shares 856,614 1,351,585

AZL T. Rowe Price Capital Appreciation Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)
14
See accompanying notes to the financial statements.
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Year Ended
December 31,
2020
Year Ended
December 31,
2019
Net Asset Value, Beginning of Period
$16.26 $21.94 $21.14 $19.66 $16.93
Investment Activities:
Net Investment Income/(Loss)(a) 0.37  0.23  0.16  0.19  0.26
Net Realized and Unrealized Gains/(Losses) on Investments 2.40  (2.92) 3.54  3.10  3.79
Total from Investment Activities 2.77  (2.69) 3.70  3.29  4.05
Distributions to Shareholders From:
Net Investment Income (0.25) (0.14) (0.23) (0.29) (0.42)
Net Realized Gains (2.38) (2.85) (2.67) (1.52) (0.90)
Total Dividends (2.63) (2.99) (2.90) (1.81) (1.32)
Net Asset Value, End of Period
$16.40 $16.26 $21.94 $21.14 $19.66
Total Return (b)
18.47% (12.09)% 18.12% 17.48% 24.38%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $1,100,468 $1,076,877 $1,423,754 $1,336,254 $1,271,510
Net Investment Income/(Loss) 2.16% 1.21% 0.70% 0.97% 1.36%
Expenses Before Reductions(c) 1.05% 1.04% 1.05% 1.06% 1.05%
Expenses Net of Reductions 1.00% 0.99% 1.00% 1.01% 1.00%
Portfolio Turnover Rate 68% 86% 49% 87% 45%
(a) Calculated using the average shares method.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges.  If these charges were included, the returns would have been lower.
(c) Excludes fee reductions.  If such fee reductions had not occurred, the ratios would have been as indicated.

AZL T. Rowe Price Capital Appreciation Fund
Notes to the Financial Statements
December 31, 2023
15
1. Organization
The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services— Investment
Companies.” The Trust consists of 16 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL T. Rowe Price
Capital Appreciation Fund (the “Fund”), and 15 are presented in separate reports. The Fund is a diversified series of the Trust.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance
Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
2.  Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-
dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Real Estate Investment Trusts
The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.
Foreign Currency Translation and Withholding Taxes
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.
Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.
Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz
Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the
“Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.

AZL T. Rowe Price Capital Appreciation Fund
Notes to the Financial Statements
December 31, 2023
16
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Bank Loans
The Fund may invest in bank loans, which generally have interest rates which are reset periodically by reference to a base lending rate plus a premium as shown in the Schedule of
Portfolio Investments. Bank loans often require prepayments from excess cash flows or allow the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the anticipated or actual maturity may be considerably earlier than the stated maturity shown in the Schedule of Portfolio Investments. All or a portion of any bank loans may be unfunded. The Fund reflects both the funded portion of a bank loan, as well as its unfunded commitment in the Schedule of Portfolio Investments.
The portfolio is obligated to fund any commitments at the borrower’s discretion. Therefore, the portfolio must have funds sufficient to cover its contractual obligation.
Securities Lending
To generate additional income, the Fund may lend up to 33 1⁄3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash,
U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities).
The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The
Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned.
There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at December 31, 2023 are presented on the Fund’s Schedule of Portfolio Investments.
Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent
9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $9,941 during the year ended December 31, 2023. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $2,298,718 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of December 31, 2023. At December 31, 2023, there were no master netting provisions in the securities lending agreement.
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the year ended December 31, 2023, the Fund did not engage in any Rule 17a-7 transactions.
Derivative Instruments
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the
Fund, including the primary underlying risk exposures related to each instrument type.
Options Contracts
The Fund may purchase or write put and call options on a security or an index of securities. During the year ended December 31, 2023, the Fund wrote call and put options to increase or decrease its exposure to underlying instruments (including equity risk, interest rate risk and/or foreign currency exchange rate risk) and/or, in the case of options written, to generate gains from options premiums.
Purchased Options Contracts—The Fund pays a premium which is included in “Investments, at value” on the Statement of Assets and Liabilities and marked to market to reflect the current value of the option when purchasing options. Premiums paid for purchasing options that expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing options are offset against proceeds to determine the realized gain/loss on the transaction. The Fund bears the risk of loss of the premium and change in value should the counterparty not perform under the contract. There was no purchased option activity during the period.
Written Options Contracts—The Fund receives a premium which is recorded as a liability and is subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. The risk associated with writing an option is that the Fund bears the market risk of an unfavorable change in the price of an underlying asset and is required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value. As of December
31, 2023, securities valued at $2,053,717 have been segregated as collateral as reported on the Fund’s Schedule of Portfolio Investments. For the year ended December 31, 2023, the monthly average notional amount for written options contracts was $1.3 million. Realized gains and losses are reported as “Net realized gains/(losses) on written options contracts” on the Statement of Operations.

AZL T. Rowe Price Capital Appreciation Fund
Notes to the Financial Statements
December 31, 2023
17
Summary of Derivative Instruments
The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of December 31, 2023:
The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the year ended December 31, 2023:
The Fund is generally subject to master netting agreements that allow for amounts owed between the Fund and the counterparty to be netted. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements do not apply to amounts owed to/from different counterparties.
The amounts shown in the Statement of Assets and Liabilities do not take into consideration the effects of legally enforceable master netting agreements. The table below presents the gross and net amounts of these assets and liabilities with any offsets to reflect the Fund’s ability to transact net amounts in accordance with the master netting agreements at December 31, 2023. For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to master netting arrangements in the
Statement of Assets and Liabilities. This table also summarizes the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of December 31, 2023.
As of December 31, 2023, the Fund’s derivative assets and liabilities by type were as follows:
The following table presents the Fund’s derivative liabilities by counterparty net of amounts available for offset under MNA and net of the related collateral received by the Fund as of
December 31, 2023:
* The actual collateral received or pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. Pursuant to an amended and restated subadvisory agreement, effective November 15, 2013, with
T. Rowe Price Associates, Inc. (“T. Rowe Price” or the “Subadviser”), T. Rowe Price provides investment advisory services for and makes investment decisions on behalf of the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the
Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Management fees.” For its services, the
Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2025.
Asset Derivatives Liability Derivatives
Primary Risk Exposure
Statement of Assets
and Liabilities Location Total Value
Statement of Assets
and Liabilities Location Total Value
Equity Risk
– (2,884,021)
Options Contracts $ — Written Options Contracts $ 2,884,021
Primary Risk Exposure
Location of Gains/(Losses)
on Derivatives
Recognized
Realized Gains/(Losses)
on Derivatives
Recognized
Change in Net Unrealized
Appreciation/Depreciation
on Derivatives Recognized
Equity Risk
865,289 17,842,339
Options Contracts Net Realized gains/(losses) on written options contracts/ Change in net unrealized appreciation/depreciation on written option contracts
$(865,289) $(3,568,468)
Assets Liabilities
Derivative Financial Instruments:
Written option contracts $— $2,884,021
Total derivative assets and liabilities in the Statement of Assets and Liabilities — 2,884,021
Derivatives not subject to a master netting agreement or similar agreement ("MNA") — —
Total derivative assets and liabilities subject to a MNA $— $2,884,021
Counterparty
Derivative Liabilities
Subject to a MNA by
Counterparty
Derivatives Available for
Offset
Non-Cash Collateral
Pledged* Cash Collateral Pledged*
Net Amount of
Derivative Liabilities
Bank of America $96,614 $— $(96,614) $— $—
Citigroup 1,023,049 — — — 1,023,049
Goldman Sachs 579,353 — (579,353) — —
JPMorgan Chase 194,358 — — — 194,358
UBS 201,785 — (70,365) — 131,420
Wells Fargo 788,862 — (590,485) — 198,377
Total $2,884,021 $— $(1,336,817) $— $1,547,204

AZL T. Rowe Price Capital Appreciation Fund
Notes to the Financial Statements
December 31, 2023
18
For the year ended December 31, 2023, the annual rate due to the Manager and the annual expense limit were as follows:
* The Manager waived, prior to any application of expense limit, the management fee to 0.70% on all assets in order to maintain a more competitive expense ratio. The Manager reserves the right to increase the management fee to the amount shown in the table above (i.e., discontinue the waiver) at any time after April 30, 2025. The annual rate due to the
Subadviser from the Manager ranges from 0.35% to 0.50% based upon asset breakpoint levels and total assets.
Any amounts contractually waived or remitted to the Fund by the Manager with respect to the annual expense limit in a particular fiscal year may be reimbursed by the Fund to the
Manager, provided that such reimbursement will not cause the Fund to exceed the lesser of any applicable expense limit in effect (i) at the time of the original waiver or payment and (ii) at the time of such reimbursement, as supported by standard accounting practices. Such reimbursement only applies to amounts waived or paid by the Manager within the three years prior to the date of such reimbursement, calculated monthly from when the waiver or payment was recorded. Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At December 31, 2023, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations, as applicable.
Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and
compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of combined average daily net assets of the Funds on the first $4 billion, 0.04% of combined average daily net assets of the Funds on the next
$2 billion, 0.02% of combined average daily net assets of the Funds on the next $2 billion and 0.01% of combined average daily net assets of the Funds over $8 billion. The overall
Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any
Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY
Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the
Fund’s average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Security prices are determined pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange
(“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used. Securities listed on
NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level
Annual Rate* Annual Expense Limit
AZL T. Rowe Price Capital Appreciation  Fund 0.75% 1.20%

AZL T. Rowe Price Capital Appreciation Fund
Notes to the Financial Statements
December 31, 2023
19
1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.
Options are generally valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, which are then typically categorized as Level
1 in the fair value hierarchy. For options where market quotations are not readily available, fair value procedures as described below may be applied.
Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source in accordance with valuation procedures approved by the Board. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.
Other assets and securities for which market quotations have become unreliable or are not readily available as defined in Rule 2a-5 under the 1940 Act are valued in accordance with valuation procedures approved by the Board. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as
Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.
In accordance with valuation procedures approved by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. These procedures include the Fund’s use of a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.
The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.
The following is a summary of the valuation inputs used as of December 31, 2023 in valuing the Fund’s investments based upon the three levels defined above:
5. Security Purchases and Sales
For the year ended December 31, 2023 cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:
For the year ended December 31, 2023 purchases and sales of long-term U.S. government securities were as follows:
6. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Bank Loan Risk : There are a number of risks associated with an investment in bank loans including credit risk, interest rate risk, liquidity risk and prepayment risk. Lack of an active trading market, restrictions on resale, irregular trading activity, wide bid/ask spreads and extended trade settlement periods may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. The risk
Investment Securities: Level 1 Level 2 Level 3 Total
Common Stocks
+
$ 681,500,560 $ — $ — $ 681,500,560
Preferred Stocks 3,634,179 — — 3,634,179
Asset Backed Securities — 1,337,722 — 1,337,722
Bank Loans — 117,011,508 — 117,011,508
Corporate Bonds
+
— 104,986,544 — 104,986,544
Yankee Debt Obligations
+
— 3,029,642 — 3,029,642
U.S. Treasury Obligations — 124,725,083 — 124,725,083
Unaffiliated Investment Companies 67,343,688 — — 67,343,688
Total Investment Securities 752,478,427 351,090,499 — 1,103,568,926
Other Financial Instruments:
*
Written Options — (2,884,021) — (2,884,021)
Total Investments $752,478,427 $348,206,478 $— $1,100,684,905
+
For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.
*
Other Financial Instruments would include any derivative instruments, such as written options.
Purchases Sales
AZL T Rowe Price Capital Appreciation Fund $713,223,251 $859,739,322
Purchases Sales
AZL T Rowe Price Capital Appreciation Fund $209,860,713 $182,568,221

AZL T. Rowe Price Capital Appreciation Fund
Notes to the Financial Statements
December 31, 2023
20
of holding bank loans is also directly tied to the risk of insolvency or bankruptcy of the issuing banks. These risks could cause the Fund to lose income or principal on a particular investment, which in turn could affect the Fund’s returns. The value of bank loans can be affected by and sensitive to changes in government regulation and to economic downturns in the United States and abroad. Bank loans generally are floating rate loans, which are subject to interest rate risk as the interest paid on the floating rate loans adjusts periodically based on changes in widely accepted reference rates.
Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.
Foreign Securities Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell the securities of such companies.
Interest Rate Risk: Debt securities held by the Fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.
Market Risk : The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to a particular company, such as real or perceived adverse economic conditions, inflation, recessions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.
Mortgage-Related and Other Asset-Backed Securities Risk: The Fund may invest in a variety of mortgage-related and other asset-backed securities, which are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, investments in mortgage-related securities may cause the fund to exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to call risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. If the Fund purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the Fund may receive payments only after the pool’s obligations to other investors have been satisfied.
An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. An unexpectedly high or low rate of prepayments on a pool’s underlying mortgages may have a similar effect on subordinated securities. A mortgage pool may issue securities subject to various levels of subordination. The risk of non-
payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.
7. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2023 is $967,960,387. The gross unrealized appreciation/
(depreciation) on a tax basis is as follows:
Unrealized appreciation $145,025,565
Unrealized (depreciation) (12,301,047)
Net unrealized appreciation/(depreciation) $132,724,518

AZL T. Rowe Price Capital Appreciation Fund
Notes to the Financial Statements
December 31, 2023
21
The tax character of dividends paid to shareholders during the year ended December 31, 2023, was as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2022 was as follows:
At December 31, 2023, the components of accumulated earnings on a tax basis were as follows:
8. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of December 31, 2023 the Fund had multiple shareholder accounts which are affiliated with the Manager representing ownership in excess of 95% of the Fund.
Investment activities of these shareholders could have a material impact to the Fund.
9. Recent Regulatory Pronouncements
Effective January 24, 2023, the SEC adopted rule and form amendments that require open-end management investment companies to transmit concise and visually engaging annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a tailored shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24,
2024. Accordingly, the rule and form amendments will not impact the Fund until the 2024 semi-annual shareholder report and will have no effect on the Fund’s accounting policies or financial statements.
10. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL T. Rowe Price Capital Appreciation Fund $86,920,334 $67,544,746 $154,465,080
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL T. Rowe Price Capital Appreciation Fund $157,037,927 $14,850,354 $171,888,281
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
Depreciation(a)
Total
Accumulated
Earnings/ (Deficit)
AZL T. Rowe Price Capital Appreciation Fund $41,647,099 $— $— $132,728,903 $174,376,002
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales, straddles and other miscellaneous differences.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
22
To the Board of Trustees of Allianz Variable Insurance Products Trust and Shareholders of
AZL T. Rowe Price Capital Appreciation Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of AZL T. Rowe Price Capital Appreciation Fund (one of the
funds constituting Allianz Variable Insurance Products Trust, referred to hereafter as the "Fund") as of December 31, 2023, the related statement of operations for the year ended
December 31, 2023, the statements of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2023 and the financial highlights for each of the five years in the period ended December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
New York, New York
February 22, 2024
We have served as the auditor of one or more investment companies in the Allianz Variable Insurance Products complex since 2018.

23
Other Federal Income Tax Information (Unaudited)
For the year ended December 31, 2023, 4.55% of the total ordinary income dividends paid by the Fund qualify for the corporate dividends received deductions available to corporate shareholders.
During the year ended December 31, 2023, the Fund declared net short-term capital gain distributions of $72,409,233.
During the year ended December 31, 2023, the Fund declared net long-term capital gain distributions of $67,544,746.

24
Other Information (Unaudited)
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov .
The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov, or may be obtained by calling 800-624-0197.

25
Approval of Investment Advisory and Subadvisory Agreements (Unaudited)
Subject to the general supervision of the Board of Trustees (the “Board”) and in accordance with the investment objectives and restrictions of each separate series (together, the
“Funds”) of the Allianz Variable Insurance Products Trust (the “Trust”), investment advisory services are provided to the Funds by Allianz Investment Management LLC (the “Manager”).
As used in this section, “Fund” refers to any of the Funds other than the AZL Moderate Index Strategy Fund. The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board, is responsible for the management of each Fund. For management services, each Fund pays the Manager an investment advisory fee based upon the Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing the Fund if and when total Fund operating expenses exceed certain amounts until at least April 30, 2025 (the “Expense Limitation Agreement”).
Each Fund is a manager-of-managers fund. That means that the Manager is responsible for monitoring the various Subadvisers that have day-to-day responsibility for the investment decisions made for each Fund. The Manager also is responsible for determining, in the first instance, which investment advisers to consider recommending for selection as a
Subadviser.
In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America (“Allianz Life”) and its subsidiary, Allianz Life Insurance Company of New York (“Allianz of New York”). Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products, and not in the retail fund market.
The Manager has adopted policies and procedures to assist it in the process of analyzing each potential Subadviser with expertise in particular asset classes for purposes of making the recommendation that a specific investment adviser be selected. The Board reviews and considers the information provided by the Manager in deciding which investment advisers to select as a Subadviser. After an investment adviser becomes a Subadviser, a similarly rigorous process is instituted by the Manager to monitor the investment performance and other responsibilities of the Subadviser. The Manager reports to the Board on its analysis at the regular meetings of the Board, which are held at least quarterly. Where warranted, the Manager will add or remove a particular Subadviser from a “watch” list that it maintains. Watch list criteria include, for example: (a) Fund performance over various time periods;
(b) Fund risk issues, such as changes in key personnel involved with Fund management, changes in investment philosophy or process, or “capacity” concerns; and (c) organizational risk issues, such as regulatory, compliance or legal concerns, or changes in the ownership of the Subadviser. The Manager may place a Fund on the watch list for other reasons, and if so, will explain its rationale to the Board. Funds which are on the watch list are subject to additional scrutiny by the Manager and the Board. Funds may be removed from such watch list, if for example, performance improves or regulatory matters are satisfactorily resolved. However, in some situations where Funds have been on the watch list, the Manager has recommended the retention of a new Subadviser, and the Board has subsequently considered and approved retention of the new Subadviser.
As required by the Investment Company Act of 1940 (the “1940 Act”), the Board has reviewed and approved the Management Agreement with the Manager and the portfolio management agreements (the “Subadvisory Agreements”; and together with the Management Agreement, the “Advisory Contracts”) with the Subadvisers. The Board’s decision to approve these contracts reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of these contracts, the Board considered many factors, among the most material of which are: the Fund’s investment objectives and long-term performance; the Manager’s and Subadvisers’
(collectively, the “Advisory Organizations”) management philosophy, personnel, processes and investment performance, including their compliance history and the adequacy of their compliance processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.
The Board also considered the compensation and benefits received by the Advisory Organizations. This includes fees received for services provided to the Fund by affiliated persons of the Advisory Organizations and research services received by the Advisory Organizations from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Services Agreement and a Compliance Services Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance
Officer; and (2) Allianz Life Financial Services, LLC, an affiliated person of the Manager, is a registered securities broker-dealer and received (along with its affiliated persons) any payments made by the Funds pursuant to Rule 12b1.
The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature, extent and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; the profitability of acting as adviser to the fund; and the extent to which the independent Board members, who are not “interested persons” of a fund as defined by the 1940 Act (“Independent Trustees”), are fully informed about all facts bearing on the adviser’s services and fees. The
Board is aware of these factors and takes them into account in its review of the Advisory Contracts.
Each member of the Board considered and weighed these factors in light of his or her experience in governing the Trust and working with the Advisory Organizations on matters relating to the Funds. The Board is assisted in its deliberations by the advice of independent legal counsel to the Independent Trustees (“Independent Trustee Counsel”). In this regard, the Board requests and receives a significant amount of information about the Funds and the Advisory Organizations. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meetings at which the Board’s formal review of the Advisory Contracts occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of Advisory Contracts is informed by reports covering such matters as: an Advisory Organization’s investment philosophy, personnel, and processes; the Fund’s investment performance (in absolute terms as well as in relationship to its benchmark(s) and certain competitor or “peer group” funds), and comments on the reasons for performance; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to peer group and/or competing funds, with due regard for the Expense Limitation Agreement and additional voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities; the nature, extent and quality of the advisory and other services provided to the Fund by the Advisory Organizations and their affiliates; compliance and audit reports concerning the Funds and the companies that service them; and
relevant developments in the mutual fund industry and how the Funds and/or Advisory Organizations are responding to them.

26
The Board also receives financial information about the Advisory Organizations, including reports on the compensation and benefits the Advisory Organizations derive from their relationships with the Funds. These reports cover not only the fees under the Advisory Contracts, but also the fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or “fall-out” benefits an Advisory Organization may derive from its relationship with the Funds.
In assessing the Advisory Organizations’ performance of their obligations, the Board may also consider whether there has occurred a circumstance or event that would constitute a reason for it to not renew an Advisory Contract. In this regard, the Board is mindful of the potential disruption of a Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew a contract.
The Advisory Contracts were most recently considered at Board meetings held in the summer and fall of 2023. Information relevant to the approval of such Advisory Contracts was considered at Board meetings held June 13 and 20, 2023, and September 19, 2023, as well as in various other meetings preceding those meetings. Accordingly, the Advisory
Contracts were approved by the Board at an in-person meeting on September 19, 2023. At such meeting the Board also approved the Expense Limitation Agreement between the
Manager and the Trust for the period ending April 30, 2025. Additionally, at the meeting held September 19, 2023, the Board considered and approved a recommendation to reduce, through at least April 30, 2025, the management fee of the AZL MSCI Global Equity Index Fund.
In connection with such meetings, the Board requested and evaluated extensive materials from the Advisory Organizations, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third-party provider and other sources believed to be reliable by the Manager and the Trustees. Prior to voting, the Trustees reviewed the proposed approval of the Advisory Contracts with management and with Independent Trustee Counsel and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approval. The Independent Trustees also discussed the proposed approval in private sessions with Independent Trustee Counsel at which no representatives of the Manager or Subadvisers were present. In reaching their determinations relating to the approval of the Advisory Contracts, in respect of each Fund, each member of the Board considered all factors he or she believed relevant. The Board based its decision to approve the Advisory
Contracts on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to every Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.
Shareholder reports must include a discussion of certain factors relating to the selection of investment advisers and the approval of advisory fees. The “factors” enumerated by the
SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:
(1) The nature, extent and quality of services provided by the Manager and Subadvisers . The Trustees noted that the Manager, subject to the oversight of the Board, administers each Fund’s business and other affairs. Under the Management Agreement, the Manager holds the sole and exclusive responsibility to provide, or arrange for others to provide, the management of the Funds’ assets and the placement of orders for the purchase and sale of the securities of the Funds. As each Fund is a manager of managers fund, the Manager is authorized, under the Management Agreement, to retain one or more Subadvisers for each Fund to handle day-to-day management of the Funds’ investment portfolios; the Manager is responsible for determining, in the first instance, which investment advisers to recommend to the Board for selection as a Subadviser. The Board was aware that, notwithstanding the retention of the Subadvisers to handle day-to-day portfolio management, the Manager remains responsible for substantial other matters, including continuously monitoring compliance by each Subadviser with the investment policies and restrictions of the respective Funds, with such other limitations or directions of the Board, and with all legal requirements under federal or state law or regulation. The Manager also is responsible primarily to provide statistical information and other data to the Board regarding the Funds’ portfolio investments and to make available to the Funds’ administrator such information as is necessary for the conduct of its duties.
The Board also noted that the Manager provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any other service providers retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer and certain compliance staff, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.
The Board considered the scope and quality of services provided by the Manager and the Subadvisers and noted that the scope of the services provided has continued to expand as a result of regulatory and other developments. The Board noted that, for example, the Manager and Subadvisers are responsible for maintaining and monitoring their own compliance programs, and these compliance programs are continuously refined and enhanced in light of new regulatory requirements. The Board considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Board members concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Trust and to each of the Funds under the Advisory Contracts.
(2) The investment performance of the Funds, the Manager and the Subadvisers . In connection with every quarterly Board meeting, as well as the summer and fall 2023 contract review process, the Board receives extensive information on the performance results of each of the Funds. This includes performance information on the Funds for the previous quarter, and previous one-, three- and five-year periods, to the extent available. The performance information considered includes information on absolute total return, performance versus the appropriate benchmark(s), and performance versus peer groups as reported by Lipper. For example, in connection with the Board meetings held June 13 and 20, 2023, and
September 19, 2023, the Manager reported that for the one-year period ended December 31, 2022, six Funds were in the top 40%, five were in the middle 20%, and four were in the bottom 40% of their respective Lipper peer groups. For the three-year period ended December 31, 2022, nine Funds were in the top 40%, two were in the middle 20% and four were in the bottom 40% of their respective Lipper peer groups. For the five-year period ended December 31, 2022, seven Funds were in the top 40%, four were in the middle 20%, and four were in the bottom 40% of their respective Lipper peer groups. For Funds which are index funds, the Board each quarter also receives information on the extent, if any, to which such Funds deviate from their particular benchmark index (referred to as “index attribution”).
Two Funds, the AZL Russell 1000 Value Index Fund and the AZL Government Money Market Fund, were in the bottom 40% for all of the one-, three- and five-year periods. The
Board had previously met with the portfolio managers of the AZL Russell 1000 Value Index Fund in December 2021 and met with the portfolio managers of the AZL Government
Money Market Fund in June 2023 to receive and review enhanced reporting on each Fund’s current investment strategy, process and outlook. As a result of these discussions and other discussions with representatives of the Manager, the Board considered the reasons for the underperformance of these Funds, including the headwinds faced by their long-
term investment strategies. The Board understood that such underperformance was not a reflection of the nature, extent or quality of services being provided by the respective
Subadvisers. The Board considered that the AZL Russell 1000 Value Index Fund seeks to track its underlying index and does not take defensive positions under any market conditions, including in periods of market decline. The Board also considered the impact of low short-term interest rates on the performance of the AZL Government Money Market Fund during the periods measured.

27
The Board considered that the AZL Enhanced Bond Index Fund, which was in the bottom 40% of its Lipper peer group for the three- and five-year periods, had shown improved relative performance in more recent periods.
At the Board meeting held September 19, 2023, the Board also received updated performance information for the Funds, including updated Lipper peer group ranking information, for various periods ending June 30, 2023.
Thus, at the Board meeting held September 19, 2023, the Board determined that the overall investment performance of the Funds was acceptable.
(3) The costs of services to be provided and profits to be realized by the Manager and the Subadvisers and their affiliates from their relationship with the Funds . The Manager supplied information to the Board pertaining to the level of investment advisory fees to which the Funds are subject. The Manager has agreed to temporarily limit Fund expenses at certain levels, and information is provided to the Board setting forth “contractual” advisory fees and “actual” fees after taking expense limits and any temporary fee waivers into account.
The Board noted that the subadvisory fees are paid by the Manager to each Subadviser and are not additional fees borne by the Funds. Based upon the information provided, the
“actual” advisory fees payable by the Funds overall are generally comparable to the average level of fees paid by the Funds’ peer groups. For the 15 Funds reviewed by the Board in the summer and fall of 2023, 14 Funds paid “actual” advisory fees in a percentage amount within the 65 th
percentile or lower for each Fund’s applicable category. (A lower percentile reflects lower fund fees and is better for fund shareholders.) The Board recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.
Based upon the information provided, the management fee ranking in 2022 for the 15 Funds was as follows: (1) 14 of the Funds had management fee rankings at or below the 65th percentile (with 11 Funds at or below the 50th percentile); and (2) for the AZL MSCI Global Equity Index Fund, it was determined that there was poor peer group comparability due to there being only one other fund in the category. In addition, the Board also considered that the AZL Enhanced Bond Index Fund ranked at the 65th percentile in the bond index category, but that the Fund’s enhanced bond strategy lacks direct peers.
The Manager has also supplied information to the Board pertaining to total Fund expenses (which include advisory fees, the 25 basis point 12b1 fee paid by the Funds, and other Fund expenses). As noted above, the Manager has agreed to limit Fund expenses at certain levels.
The Manager has committed to providing the Funds with a high quality of service and working to reduce Fund expenses over time.
The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2020 through 2022. The Board recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Board considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Board focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Board recognized that the Manager should earn a reasonable level of profits for the services it provides to each Fund.
The Manager, on behalf of the Board, endeavored to obtain information on the profitability of each Subadviser in connection with its relationship with the Fund or Funds which it subadvised. The Manager was unable to obtain consistent profitability information from some of the Subadvisers that would allow the Board to determine the profits derived from the
Subadviser’s relationship to the Fund or Funds, rather than its overall level of profitability. In considering profitability information, the Board considered the possible effect of any fall-
out benefits to the Subadvisers and their affiliates. The Board considered the difficulty of allocating costs to multiple advisory accounts and products of a large advisory organization.
The Manager assured the Board that the Subadvisory Agreements with the Subadvisers, none of which are affiliated with the Manager, were negotiated on an “arm’s length” basis, which should not result in excessive profits for the Subadvisers.
(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale. The Board noted that the advisory fee schedules for the Funds (other than AZL FIAM Multi-Strategy Fund, AZL FIAM Total Bond Fund, and AZL MSCI Global Equity Index Fund) do not contain breakpoints that reduce the fee rate on assets above specified levels, although certain Subadvisory Agreements have such “breakpoints.” The Board recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. The Board found that there was no uniform methodology for establishing breakpoints that give effect to Fund-specific services provided by the Manager. The Board noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Board noted that the total assets in all of the Funds, as of June
30, 2023, were approximately $14.6 billion, and that no single Fund had assets in excess of approximately $3.0 billion.
The Board noted that the Manager has agreed to temporarily limit Fund expenses under the Expense Limitation Agreement, which has the effect of reducing expenses similar to implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of expense limits and/or advisory fee breakpoints as Fund assets change. The Board receives quarterly reports on the level of Fund assets. The Board expects to continue to consider: (a) the extent to which economies of scale have been realized, and (b) whether the advisory fee should be modified, either in connection with the next renewal of the Advisory Contracts or by modifying the Expense Limitation Agreement, to reflect such economies of scale, if any.
Having taken these factors into account, the Board concluded that the absence of breakpoints in the Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.
In conclusion, after full consideration of the above factors, as well as such other factors as each member of the Board considered instructive in evaluating the Advisory Contracts, the
Board concluded that the advisory fees were reasonable, and that the continuation of the Advisory Contracts was in the best interest of the Funds.

28
Information about the Board of Trustees and Officers (Unaudited)
The Trust is managed by the Trustees in accordance with the laws of the state of Delaware governing business trusts. In addition to serving on the Board of Trustees of the Trust, each Trustee serves on the Board of the Allianz Variable Insurance Products Fund of Funds Trust (“FOF Trust”) and the AIM ETF Products Trust (“ETF Trust”) (collectively, the Trust, the FOF Trust, and ETF Trust are the “AIM Complex”). There are currently six Trustees, one of whom is an “interested person” of the Trust within the meaning of that term under the
1940 Act. The Trustees and Officers of the Trust, their addresses, years of birth, their positions held with the Trust, their terms of office with the Trust and length of time served, their principal occupation(s) during the past five years, the number of portfolios in the Trust they oversee, and their other directorships held during the past five years are as follows:
Independent Trustees
(1)
Name, Address, and Birth Year
Positions
Held with
AIM
Complex
Term of
Office
(2)
/Length
of Time Served
Principal Occupation(s)
During Past 5 Years
Number of
Portfolios
Overseen
for the AIM
Complex
Other
Directorships
Held Outside of
the AIM
Complex
During Past
5 Years
Peggy L. Ettestad (1957)
5701 Golden Hills Drive
Minneapolis, MN 55416
Lead
Independent
Trustee
Since 10/14 (Trustee
since 2/07)
Managing Director, Red Canoe Management Consulting LLC, 2008 to
present
56 None
Tamara Lynn Fagely (1958)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 12/17 Retired; previously, Chief Operations Officer, Hartford Funds, 2012 to
2013
56 Diamond Hill Funds
(10 Funds)
Richard H. Forde (1953)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 12/17 Retired; previously, Member of the Board and Chairman of the Finance and Investment Committee, Connecticut Water Service, Inc., 2013 to
2019
56 Connecticut Water
Service, Inc.
Jack Gee (1959)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 01/22 Retired; previously, Managing Director, BlackRock, Inc., Treasurer and
Chief Financial Officer U.S. iShares, 2004 to 2019
56 TWC ETF Trust (3
Funds);
Esoterica Thematic
Trust (2019 - 2020)
Claire R. Leonardi (1955)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 02/04 Retired; previously, CEO, Health eSense Inc. (a medical device company),
2015 to 2018, and Connecticut Innovations, Inc. (a venture capital firm),
2012 to 2015
56 None

29
Interested Trustee
(3)
(1) Each of the Independent Trustees is a member of the Audit and Operational Risk Oversight Committee.
(2) Indefinite.
(3) Is an “interested person,” as defined by the 1940 Act, due to employment by Allianz Life and the Manager.
Officers
(1) Indefinite.
(2) The Manager and the Trust are parties to a Compliance Services Agreement under which the Manager provides an employee of the Manager or one of its affiliates to act as the
Trust’s Chief Compliance Officer.
The Fund’s Statement of Additional Information (“SAI”) contains additional information about the Trust’s Trustees and Officers. The SAI is available without charge, upon request, by calling toll-free 800-624-0197 or at https://www.allianzlife.com.
Name, Address, and Birth Year
Positions
Held with
AIM
Complex
Term of
Office
(2)
/Length
of Time Served
Principal Occupation(s)
During Past 5 Years
Number of
Portfolios
Overseen
for the AIM
Complex
Other
Directorships
Held Outside of
the AIM
Complex
During Past
5 Years
Brian Muench (1970)
5701 Golden Hills Drive
Minneapolis, MN 55416
Trustee Since 06/11 President, Allianz Investment Management LLC, 2010 to present; Vice
President, Allianz Life, 2011 to present
56 None
Name, Address, and Birth Year
Positions Held with AIM
Complex
Term of Office
(1)
/
Length of Time
Served Principal Occupation(s) During Past 5 Years
Brian Muench (1970)
5701 Golden Hills Drive
Minneapolis, MN 55416
President Since 11/10 President, Allianz Investment Management LLC, 2010 to present; Vice President,
Allianz Life, 2011 to present
Amanda Farren (1978)
5701 Golden Hills Drive
Minneapolis, MN 55416
Secretary Since 02/24 Chief Legal Officer, Allianz Investment Management LLC; Senior Counsel, Allianz
Life, January 2024 to present; Senior Vice President and Director, The Bank of
New York Mellon, 2023; Vice President and Director, The Bank of New York
Mellon, 2015 -2023
Bashir C. Asad (1963)
Citi Fund Services Ohio, Inc.
4400 Easton Commons, Suite 200
Columbus, OH 43219
Treasurer, Principal Accounting
Officer and Principal Financial Officer
Since 06/16 Senior Vice President, Citi Fund Services Ohio, Inc., 2011 to present
Chris R. Pheiffer (1968)
5701 Golden Hills Drive
Minneapolis, MN 55416
Chief Compliance Officer
(2)
and
Anti-Money Laundering Compliance
Officer
Since 02/14 Chief Compliance Officer of the Trust and the FOF Trust, 2014 to present, and the
ETF Trust, 2020 to present
Michael Tanski (1970)
5701 Golden Hills Drive
Minneapolis, MN 55416
Vice President Since 04/09 Assistant Vice President, Allianz Investment Management LLC, 2013 to present
Laura Quade (1969)
5701 Golden Hills Drive
Minneapolis, MN 55416
Vice President Since 08/23 Vice President, Allianz Investment Management LLC, 2023 to present, previously
Director at Wealth Enhancement Group, November 2019 to November 2022; Vice
President, Head of Operations at Hartford Funds 2014 to 2019

ANNRPT1223 02/24
The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

Item 2. Code of Ethics.

(a)           The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  This code of ethics is included as an Exhibit.

(b)           During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

3(a)(1)    The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.
3(a)(2)
The audit committee financial expert is Tamara Lynn Fagely, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.
                                                                                                                                                                2023                                       2022
(a)           Audit Fees                                                                                                                             $299,355                               $337,653

                                                                                                                                                                2023                                       2022
(b)           Audit-Related Fees                                                                                                              $8,000                                   $40,000
                Related to the consent on Form N-1A for the annual registration statement.

                                                                                                                                                                2023                                       2022
(c)           Tax Fees                                                                                                                                $97,544                                 $122,692
                Preparation of the funds’ federal income tax return

                                                                                                                                                                2023                                       2022
(d)           All Other Fees                                                                                                                      $0                                           $0

4(e)(1)    The Audit Committee (“Committee”) of the Registrant is responsible for pre-approving all audit and non-audit services performed by the independent auditor in order to assure that the provision of such services does not impair the auditor’s independence. Before the Registrant engages the independent auditor to render a service, the engagement must be either specifically approved by the Committee or entered into pursuant to the pre-approval policy.  The Committee may delegate preapproval authority to one or more of its members.  The member or members to whom such authority is delegated shall report any pre-approval decisions to the Committee at its next scheduled meeting.  The Committee may not delegate to management the Committee’s responsibilities to pre-approve services performed by the independent auditor.  The Committee has delegated pre-approval authority to its Chairman for any services not exceeding $10,000.

4(e)(2)    During the previous two fiscal years, the Registrant did not receive any non-audit services pursuant to a waiver from the audit committee approval or pre-approval requirement under paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

4(f)         Not applicable.

4(g)
The aggregate fees billed for each of the last two fiscal years for professional services rendered by PricewaterhouseCoopers LLP for tax compliance, tax advice, and tax planning were as follows:

                                                                                                                                                                2023                                       2022
                                                                                                                                                                $97,544                                 $122,692

4(h)         Not applicable.

4(i)          Not applicable.

4(j)          Not applicable.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Investments.

(a)           The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.
(b)           Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)
The registrant’s
principal executive officer and principal financial officer have concluded
, based on their
evaluation of the
registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)           There were no changes in the registrant’s internal control over financial reporting
(as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 14. Exhibits.

(a)(1)
The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2)
Certifications pursuant to Rule 30a-2(a) are furnished herewith.

(a)(3)      Not applicable.

(a)(4)      Not applicable.

(b)           Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Allianz Variable Insurance Products Trust

By (Signature and Title)   /s/ Brian Muench
                                                Brian Muench, Principal Executive Officer

Date  February 28, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Brian Muench
                                                Brian Muench, Principal Executive Officer

Date February 28, 2024

By (Signature and Title) /s/ Bashir C. Asad
                                                Bashir C. Asad, Principal Financial Officer & Principal Accounting Officer

Date February 27, 2024